UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839
SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)
Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: June 30, 2013

Item 1. Reports to Shareholders.

SPDR® Series Trust – Fixed Income Funds Annual Report June 30, 2013

TABLE OF CONTENTS

President’s Letter to Shareholders	1
Management Discussions of Fund Performance & Portfolio Summary
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	2
SPDR Barclays TIPS ETF (IPE)	6
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	10
SPDR Barclays Short Term Treasury ETF (SST)	11
SPDR Barclays Intermediate Term Treasury ETF (ITE)	15
SPDR Barclays Long Term Treasury ETF (TLO)	19
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	23
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	27
SPDR Barclays Long Term Corporate Bond ETF (LWC)	31
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	35
SPDR Barclays Convertible Securities ETF (CWB)	39
SPDR Barclays Mortgage Backed Bond ETF (MBG)	43
SPDR Barclays Aggregate Bond ETF (LAG)	47
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	51
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	55
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	59
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	63
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	67
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	71
SPDR Nuveen Barclays Build America Bond ETF (BABS)	75
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	79
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	83
SPDR Barclays International Treasury Bond ETF (BWX)	87
SPDR Barclays International Corporate Bond ETF (IBND)	91
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	96
SPDR Barclays High Yield Bond ETF (JNK)	101
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	105
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	109
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	113
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	117
Schedules of Investments
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	121
SPDR Barclays TIPS ETF (IPE)	122
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	123
SPDR Barclays Short Term Treasury ETF (SST)	124
SPDR Barclays Intermediate Term Treasury ETF (ITE)	126
SPDR Barclays Long Term Treasury ETF (TLO)	128
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	129
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	142
SPDR Barclays Long Term Corporate Bond ETF (LWC)	160

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	172
SPDR Barclays Convertible Securities ETF (CWB)	184
SPDR Barclays Mortgage Backed Bond ETF (MBG)	187
SPDR Barclays Aggregate Bond ETF (LAG)	188
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	206
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	216
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	219
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	221
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	230
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	232
SPDR Nuveen Barclays Build America Bond ETF (BABS)	239
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	243
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	245
SPDR Barclays International Treasury Bond ETF (BWX)	248
SPDR Barclays International Corporate Bond ETF (IBND)	253
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	261
SPDR Barclays High Yield Bond ETF (JNK)	265
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	277
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	285
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	289
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	292
Financial Statements	300
Financial Highlights	324
Notes to Financial Statements	342
Report of Independent Registered Public Accounting Firm	365
Other Information	366

President’s Letter to Shareholders

Dear Shareholders:

The economy continues to recover. Fueled by unprecedented injections of central bank liquidity and an improving economy, the S&P 500 Index posted a 13.82% gain through the second quarter of 2013 as markets around the globe hit record highs. However, after a May peak of the S&P 500 Index, volatility returned to the market when the Federal Reserve (the “Fed”) announced plans to ease off its quantitative easing policy. The Fed’s mere utterance of plans to taper its bond-buying program sparked a steep, across-the-board global sell-off. Also, in another troublesome development, interest rates spiked higher, pushing bond returns into uncharted negative territory.

The market’s immediate reaction to the Fed’s statement served both as a reality check for investors who had prematurely heralded a return to normalcy and as a harbinger of future challenges. The Fed’s decision to end cash infusions could negatively impact European economies that have just begun to move past the recession as well as more fragile emerging markets.

With market uncertainty underscoring the need to implement investment decisions with greater precision, investors continued to embrace a broad array of ETFs for their ability to provide transparent, low cost and liquid access to all corners of the global market.

As part of our continued commitment to provide the products you need to help achieve your investment goals, State Street Global Advisors launched a number of new SPDR ETFs since July 2012, including the following:

New Equity SPDRS

The SPDR S&P 1500 Value Tilt ETF (Ticker Symbol: VLU) provides exposure to U.S. equity securities exhibiting “value” characteristics. The SPDR S&P 1500 Momentum Tilt ETF (Ticker Symbol: MMTM) provides exposure to U.S. equity securities exhibiting price momentum. The SPDR Russell 2000 Low Volatility ETF (Ticker Symbol: SMLV) is designed to track a small cap, low volatility index, while the SPDR Russell 1000 Low Volatility ETF (Ticker Symbol: LGLV) is designed to track a large cap, low volatility index.

New Fixed Income SPDRS

The SPDR Barclays 1-10 Year TIPS ETF (Ticker Symbol:  TIPX) provides exposure to the 1-10 year inflation protected sector of the U.S. Treasury market.

We take great pride in these new additions to our SPDR family. You will find additional information on the SPDR Series Trust Exchange Traded Funds, including Management’s Discussion of Fund Performance, in the enclosed June 30, 2013 Annual Report.

On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,

Ellen Needham
President

SPDR Barclays 1-3 Month T-Bill ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays 1–3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1–3 month sector of the United States Treasury Bill market. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −0.04%, and the total return for the Barclays 1–3 Month U.S. Treasury Bill Index (the “Index”) was 0.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance relative to the Index can be almost entirely attributed to fees and expenses. These costs are slightly offset by securities lending revenue. The Fund also maintains a very small holding in cash.

The Fund’s performance was affected by the Federal Open Market Committee’s maintenance of a zero interest rate policy as their target rate remained at 0%–0.25% throughout the year. The Federal Reserve’s quantitative easing through the use of asset purchases helped keep short maturity Treasury bill rates trading at the low end of that target range. Demand for bills remained high as investors continued to prefer the liquidity and safety of principal of Treasury bills to other, more volatile, global capital markets.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

ONE YEAR	−0.04%	−0.02%	0.08%	−0.04%	−0.02%	0.08%

THREE YEARS	−0.10%	−0.15%	0.26%	−0.03%	−0.05%	0.09%

FIVE YEARS	0.70%	0.67%	1.15%	0.14%	0.13%	0.23%

SINCE INCEPTION (1)	4.40%	4.40%	5.00%	0.71%	0.71%	0.80%

(1)	For the period May 25, 2007 to June 30, 2013.

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,
DESCRIPTION	0.03%, 8/22/2013	0.04%, 9/19/2013	0.03%, 9/12/2013	0.04%, 9/5/2013	0.03%, 8/29/2013

MARKET VALUE	$230,365,348	230,353,958	162,614,050	162,613,032	162,612,337

% OF NET ASSETS	14.6	14.6	10.3	10.3	10.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	100.0%
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Barclays TIPS ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −5.32%, and the total return for the Barclays U.S. Government Inflation-Linked Bond Index (the “Index”) was −5.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be largely attributed to the expenses of managing the Fund.

During the Reporting Period, U.S. Treasuries declined in value across the maturity spectrum and, as a result, yields moved higher. The poor performance exhibited by the Treasury market can be attributed to two factors. First, the unprecedented actions taken by central banks to support their economies had the effect of driving investors toward riskier, higher yielding assets. This drive came at the expense of U.S. Treasuries and other “safe-haven” assets. Second, improving economic data in the United States and statements by U.S. Federal Reserve (the “Fed”) officials forced markets to envision an environment where the Fed would need to taper its current asset purchases. Given that U.S. Treasuries are one of the products purchased directly under the Fed’s quantitative easing program, the feared reduction had an immediate negative impact on values in this sector.

U.S. TIPS underperformed nominal Treasuries during the Reporting Period as longer-term inflation expectations continued to fall. The real yield-to-worst of the Index rose during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1845%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	−5.32%	−5.55%	−5.16%	−5.32%	−5.55%	−5.16%

THREE YEARS	14.08%	13.74%	14.74%	4.49%	4.39%	4.69%

FIVE YEARS	23.34%	22.84%	24.17%	4.29%	4.20%	4.43%

SINCE INCEPTION (1)	41.42%	41.16%	42.68%	5.84%	5.81%	6.00%

(1)	For the period May 25, 2007 to June 30, 2013.

SPDR Barclays TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	BONDS,	NOTES,	BONDS,	NOTES,	BONDS,
DESCRIPTION	0.13%, 4/15/2017	1.13%, 1/15/2021	0.13%, 1/15/2022	0.13%, 4/15/2016	2.38%, 1/15/2025

MARKET VALUE	$32,870,299	29,383,435	29,259,787	29,181,448	28,972,218

% OF NET ASSETS	5.0	4.5	4.5	4.5	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	17.5
Other Assets & Liabilities	(16.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 1-10 Year TIPS ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2017	1.13%, 1/15/2021	0.13%, 1/15/2022	0.13%, 4/15/2016	0.13%, 7/15/2022

MARKET VALUE	$867,610	775,496	772,751	770,863	754,638

% OF NET ASSETS	7.5	6.7	6.6	6.6	6.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investment	0.2
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −0.10%, and the total return for the Barclays 1–5 Year U.S. Treasury Index (the “Index”) was 0.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be largely be attributed to the expenses of managing the Fund.

During the Reporting Period, U.S. Treasuries declined in value across the maturity spectrum and, as a result, yields moved higher. The poor performance exhibited by the Treasury market can be attributed to two factors. First, the unprecedented actions taken by central banks to support their economies had the effect of driving investors toward riskier, higher yielding assets. This drive came at the expense of U.S. Treasuries and other “safe-haven” assets. Second, improving economic data in the United States and statements by U.S. Federal Reserve (the “Fed”) officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. Given that U.S. Treasuries are one of the products purchased directly under the Fed’s quantitative easing program, the feared reduction had an immediate negative impact on values in this sector. The yield-to-worst on the Index increased during the Reporting Period, while the closing yield on the 2-year Treasury note reached a high on June 25, 2013.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Short Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1200%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-5 YEAR U.S.	NET ASSET	MARKET	1-5 YEAR U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	−0.10%	0.06%	0.00%	−0.10%	0.06%	0.00%

SINCE INCEPTION (1)	0.38%	0.33%	0.57%	0.24%	0.21%	0.36%

(1) For the period November 30, 2011 to June 30, 2013.

SPDR Barclays Short Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	2.38%, 2/28/2015	2.63%, 12/31/2014	2.38%, 9/30/2014	2.25%, 1/31/2015	2.13%, 11/30/2014

MARKET VALUE	$78,626	72,483	71,873	70,122	67,759

% OF NET ASSETS	1.3	1.2	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.2%
Short Term Investments	9.1
Other Assets & Liabilities	(8.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1–10 year sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −0.77%, and the total return for the Barclays Intermediate U.S. Treasury Index (the “Index”) was −0.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

During the Reporting Period, U.S. Treasuries declined in value across the maturity spectrum and, as a result, yields moved higher. The poor performance exhibited by the Treasury market can be attributed to two factors. First, the unprecedented actions taken by central banks to support their economies had the effect of driving investors toward riskier, higher yielding assets. This drive came at the expense of U.S. Treasuries and other “safe-haven” assets. Second, improving economic data in the United States and statements by U.S. Federal Reserve (the “Fed”) officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. Given that U.S. Treasuries are one of the products purchased directly under the Fed’s quantitative easing program, the feared reduction had an immediate negative impact on values in this sector. The yield-to-worst on the Index increased during the Reporting Period, while the closing yield on the 10-year Treasury note reached a high on June 25, 2013.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	−0.77%	−0.79%	−0.66%	−0.77%	−0.79%	−0.66%

THREE YEARS	7.22%	7.18%	7.56%	2.35%	2.34%	2.46%

FIVE YEARS	20.40%	20.41%	20.81%	3.78%	3.78%	3.85%

SINCE INCEPTION (1)	32.09%	32.04%	32.69%	4.66%	4.66%	4.74%

(1) For the period May 23, 2007 to June 30, 2013.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	2.63%, 11/15/2020	2.00%, 2/15/2023	2.50%, 3/31/2015	2.38%, 2/28/2015	1.63%, 11/15/2022

MARKET VALUE	$2,037,800	1,964,138	1,694,130	1,686,317	1,667,325

% OF NET ASSETS	1.2	1.1	1.0	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	11.8
Other Assets & Liabilities	(11.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −8.44%, and the total return for the Barclays Long U.S. Treasury Index (the “Index”) was −8.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be largely attributed to the expenses of managing the Fund.

During the Reporting Period, U.S. Treasuries declined in value across the maturity spectrum and, as a result, yields moved higher. The poor performance exhibited by the Treasury market can be attributed to two factors. First, the unprecedented actions taken by central banks to support their economies had the effect of driving investors toward riskier, higher yielding assets. This drive came at the expense of U.S. Treasuries and other “safe-haven” assets. Second, improving economic data in the United States and statements by U.S. Federal Reserve (the “Fed”) officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. Given that U.S. Treasuries are one of the products purchased directly under the Fed’s quantitative easing program, the feared reduction had an immediate negative impact on values in this sector. The yield-to-worst on the Index increased during the Reporting Period, while the closing yield on the 30-year Treasury bond reached a high on June 25, 2013.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS LONG U.S.	NET ASSET	MARKET	BARCLAYS LONG U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	−8.44%	−8.61%	−8.36%	−8.44%	−8.61%	−8.36%

THREE YEARS	19.38%	19.49%	19.82%	6.08%	6.12%	6.21%

FIVE YEARS	43.67%	43.54%	44.10%	7.52%	7.50%	7.58%

SINCE INCEPTION (1)	60.34%	60.44%	61.01%	8.04%	8.05%	8.11%

(1)	For the period May 23, 2007 to June 30, 2013.

SPDR Barclays Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,
DESCRIPTION	3.13%, 2/15/2043	2.75%, 11/15/2042	2.75%, 8/15/2042	3.13%, 11/15/2041	3.13%, 2/15/2042

MARKET VALUE	$3,100,361	2,751,918	2,742,782	2,666,588	2,563,763

% OF NET ASSETS	5.4	4.8	4.7	4.6	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.0%
Short Term Investments	10.9
Other Assets & Liabilities	(9.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 1.99%, and the total return for the Barclays U.S. 1–3 Year Corporate Bond Index (the “Index”) was 2.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, at the short part of the credit curve, the retracement was not nearly large enough to eclipse the earlier rally. For the Reporting Period, the Index posted a positive total return and outperformed similar duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1245%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			U.S. 1-3 YEAR			U.S. 1-3 YEAR
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	1.99%	1.88%	2.40%	1.99%	1.88%	2.40%

THREE YEARS	7.34%	7.42%	8.79%	2.39%	2.41%	2.85%

SINCE INCEPTION (1)	8.20%	8.45%	11.11%	2.25%	2.32%	3.02%

(1)	For the period December 16, 2009 to June 30, 2013.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	BANK OF AMERICA	THE GOLDMAN
	CORP.,	SACHS GROUP, INC.,	CITIGROUP, INC.,	PFIZER, INC.,	JPMORGAN CHASE & CO.,
DESCRIPTION	4.50%, 4/1/2015	3.63%, 2/7/2016	5.00%, 9/15/2014	5.35%, 3/15/2015	3.45%, 3/1/2016

MARKET VALUE	$19,932,643	18,606,781	18,384,598	15,994,295	15,675,743

% OF NET ASSETS	0.7	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.5%
Short Term Investments	7.2
Other Assets & Liabilities	(4.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1–10 years) sector of the United States corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 2.10%, and the total return for the Barclays U.S. Intermediate Corporate Bond Index (the “Index”) was 2.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, at the intermediate part of the credit curve, the retracement was not nearly large enough to eclipse the earlier rally. For the Reporting Period, the Index posted a positive total return and outperformed similar duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			INTERMEDIATE			INTERMEDIATE
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	2.10%	1.46%	2.39%	2.10%	1.46%	2.39%

THREE YEARS	14.87%	14.32%	16.21%	4.73%	4.56%	5.13%

SINCE INCEPTION (1)(2)	32.15%	32.25%	42.82%	6.56%	6.58%	8.47%

(1)	For the period February 10, 2009 to June 30, 2013.
(2)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		MERRILL LYNCH &	CAPITAL ONE		THE GOLDMAN
	MORGAN STANLEY,	CO., INC.,	BANK USA NA,	MORGAN STANLEY,	SACHS GROUP, INC.,
DESCRIPTION	3.80%, 4/29/2016	6.88%, 4/25/2018	8.80%, 7/15/2019	3.45%, 11/2/2015	5.95%, 1/18/2018

MARKET VALUE	$2,643,834	1,912,814	1,770,913	1,542,723	1,449,075

% OF NET ASSETS	0.7	0.5	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	96.9%
Short Term Investments	7.5
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −1.74%, and the total return for the Barclays U.S. Long Term Corporate Bond Index (the “Index”) was −1.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, at the long part of the credit curve, the retracement was not nearly large enough to eclipse the earlier rally. For the Reporting Period, the Index outperformed similar duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	LONG CORPORATE	NET ASSET	MARKET	LONG CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	−1.74%	−3.30%	−1.35%	−1.74%	−3.30%	−1.35%

THREE YEARS	22.03%	21.49%	24.12%	6.86%	6.70%	7.47%

SINCE INCEPTION (1)(2)	60.55%	61.31%	72.82%	11.61%	11.73%	13.55%

(1)	For the period February 10, 2009 to June 30, 2013.
(2)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		DEUTSCHE TELEKOM
	GENERAL ELECTRIC	INTERNATIONAL	GENERAL ELECTRIC	THE GOLDMAN	GENERAL ELECTRIC
	CAPITAL CORP.,	FINANCE BV,	CAPITAL CORP.,	SACHS GROUP, INC.,	CAPITAL CORP.,
DESCRIPTION	5.88%, 1/14/2038	8.75%, 6/15/2030	6.75%, 3/15/2032	6.75%, 10/1/2037	6.88%, 1/10/2039

MARKET VALUE	$717,376	595,718	572,042	535,099	524,769

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.9%
Short Term Investments	3.7
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Issuer Scored Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 1.11%, and the total return for the Barclays Issuer Scored Corporate Index (the “Index”) was 1.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, for the Issuer Scored Corporate Index, the retracement was not nearly large enough to eclipse the earlier rally. For the Reporting Period, the Index posted a positive total return and outperformed similar duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1600%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			ISSUER SCORED			ISSUER SCORED
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	1.11%	−0.02%	1.54%	1.11%	−0.02%	1.54%

SINCE INCEPTION (1)(2)	12.37%	12.29%	14.01%	5.35%	5.32%	6.04%

(1) For the period April 6, 2011 to June 30, 2013.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		DELTA AIR LINES 2012-1
		PASS THROUGH TRUST,			CAMDEN PROPERTY
	MDC HOLDINGS, INC.,	CLASS A,	GENENTECH, INC.,	ESSEX PORTFOLIO LP,	TRUST,
DESCRIPTION	5.38%, 7/1/2015	4.75%, 5/7/2020	4.75%, 7/15/2015	3.63%, 8/15/2022	4.63%, 6/15/2021

MARKET VALUE	$207,000	202,501	199,467	191,631	184,200

% OF NET ASSETS	0.6	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.7%
Short Term Investment	0.9
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Convertible Securities ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 17.57%, and the total return for the Barclays U.S. Convertible Bond >$500MM Index (the “Index”) was 18.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in riskier credit exposed securities.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, for convertible securities, the retracement was not nearly large enough to eclipse the earlier rally. Given the solid performance of equity markets, convertible bonds benefited most from an increase in the value of their equity optionality.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.4000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	CONVERTIBLE BOND	NET ASSET	MARKET	CONVERTIBLE BOND
	VALUE	VALUE	>$500MM INDEX	VALUE	VALUE	>$500MM INDEX

ONE YEAR	17.57%	18.15%	18.13%	17.57%	18.15%	18.13%

THREE YEARS	34.62%	35.10%	36.67%	10.42%	10.55%	10.97%

SINCE INCEPTION (1)	71.50%	71.97%	81.47%	13.66%	13.73%	15.20%

(1)	For the period April 14, 2009 to June 30, 2013.

SPDR Barclays Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	WELLS FARGO &	GENERAL MOTORS	BANK OF AMERICA
	CO., SERIES L,	CO.,	CORP., SERIES L,	GILEAD SCIENCES, INC.,	GILEAD SCIENCES, INC.,
DESCRIPTION	7.50%, 12/31/2049	4.75%, 12/1/2013	7.25%, 12/31/2049	1.63%, 5/1/2016	1.00%, 5/1/2014

MARKET VALUE	$60,169,242	55,732,052	39,875,834	32,168,700	31,959,607

% OF NET ASSETS	4.9	4.5	3.3	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Convertible Corporate Bonds & Notes	69.7%
Convertible Preferred Stocks	28.9
Common Stocks	0.8
Short Term Investments	8.2
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Mortgage Backed Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −1.80%, and the total return for the Barclays U.S. MBS Index (the “Index”) was −1.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be largely attributed to the sampling of risk exposures and trading costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in credit exposed, fixed-income products.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. The U.S. mortgage-backed security sector was one of the hardest hit for two reasons: first, increased interest rate volatility and second, mortgage-backed securities are one of the products purchased directly under the Fed’s quantitative easing program. For the Reporting Period, the Index modestly underperformed comparable duration Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3200%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	MBS INDEX	VALUE	VALUE	MBS INDEX

ONE YEAR	−1.80%	−2.04%	−1.10%	−1.80%	−2.04%	−1.10%

THREE YEARS	6.91%	6.63%	7.73%	2.25%	2.16%	2.51%

SINCE INCEPTION (1)	17.54%	17.32%	18.07%	3.69%	3.65%	3.80%

(1)	For the period January 15, 2009 to June 30, 2013.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	FANNIE MAE,	FANNIE MAE,	FREDDIE MAC,	FANNIE MAE,	FANNIE MAE,
DESCRIPTION	3.50%, 30YR TBA	4.00%, 30YR TBA	3.00%, 30YR TBA	4.50%, 30YR TBA	5.50%, 30YR TBA

MARKET VALUE	$2,436,750	2,343,867	2,047,500	1,560,734	1,358,008

% OF NET ASSETS	10.2	9.8	8.5	6.5	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	99.4%
Government National Mortgage Association	0.3
Short Term Investment	100.6
Other Assets & Liabilities	(100.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Aggregate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −0.95%, and the total return for the Barclays U.S. Aggregate Index (the “Index”) was −0.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in credit exposed fixed-income products.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. In the case of the major Index components with credit exposure, which includes the government-related, securitized and corporate sectors, the retracement was not large enough to eclipse the earlier rally. These sectors of the Index outperformed similar duration U.S. Treasuries for the Reporting Period. However, the U.S. Treasury component underperformed during the Reporting Period and dragged the total return of the Index into negative territory.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2245%.*

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

ONE YEAR	−0.95%	−0.85%	−0.69%	−0.95%	−0.85%	−0.69%

THREE YEARS	10.33%	10.60%	10.90%	3.33%	3.42%	3.51%

FIVE YEARS	29.04%	28.85%	28.77%	5.23%	5.20%	5.19%

SINCE INCEPTION (1)	37.53%	37.79%	37.45%	5.36%	5.39%	5.35%

(1)	For the period May 23, 2007 to June 30, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2013.

SPDR Barclays Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	TREASURY NOTES,	FANNIE MAE,	FANNIE MAE,	TREASURY NOTES,	FANNIE MAE,
DESCRIPTION	2.38%, 10/31/2014	4.50%, 30YR TBA	5.50%, 30YR TBA	1.50%, 6/30/2016	5.00%, 30YR TBA

MARKET VALUE	13,940,504	12,697,500	10,864,062	10,241,799	$10,225,859

% OF NET ASSETS	2.1	1.9	1.6	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	36.4%
Corporate Bonds & Notes	23.9
U.S. Government Agency MBS TBA	21.3
U.S. Government Agency Obligations	12.4
Foreign Government Obligations	2.1
Collateralized Mortgage Obligations	0.9
Commercial Mortgage Backed Securities	0.8
Municipal Bonds & Notes	0.8
Asset Backed	0.3
Short Term Investments	30.1
Other Assets & Liabilities	(29.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −1.01%, and the total return for the Barclays Municipal Managed Money Index (the “Index”) was −0.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. We construct the portfolio using representative sampling. We seek to match the duration, convexity coupon, state and sector distributions as best as possible. However, the Fund’s portfolio is not expected to obtain an exact match at any given time. On June 30, 2013, the Index had 17,079 constituents. The Fund held roughly 460 of these securities.

During the first 10 months of the Reporting Period, the Fund logged a positive total return. This positive performance was derived primarily from coupon income. These early gains were reversed during the final two months of the period. Municipal bond prices tumbled as the talk by the Federal Reserve of tapering the purchase of securities caused a backup in yields. Selling of municipal bonds accelerated as some large investors reduced their municipal holdings and the market experienced technical weakness. During the Reporting Period, municipal interest rates for AAA-rated credits rose for 2-, 5-, 10- and 30-year maturities.

The top positive contributors to the Fund’s performance were bonds that were pre-refunded during the year prior to the May/June selloff. For example, the bonds of La Joya Independent School District 5% due 2034 were pre-refunded to their call in 2018. Even those securities that were not pre-refunded but were priced to a short call provided a good source of funds when they were sold or retained their value through fiscal year end. An example of one we sold was Utah Transportation Authority 5% due 2036. The most significant detractors from performance were those bonds with lower coupons and longer maturities. Of the top ten laggards to performance, all but one had coupons of 4% or lower. Miami-Dade County Transportation System 4% due 2042 and Midland County Water Supply District 0% due 2033 were among the underperformers.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3000%.*

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

ONE YEAR	−1.01%	−1.82%	−0.66%	−1.01%	−1.82%	−0.66%

THREE YEARS	12.41%	11.23%	13.42%	3.98%	3.61%	4.29%

FIVE YEARS	28.18%	27.32%	30.37%	5.09%	4.95%	5.45%

SINCE INCEPTION (1)	29.08%	27.89%	31.65%	4.50%	4.33%	4.85%

(1)	For the period September 11, 2007 to June 30, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2013.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

CALIFORNIA,
			ARIZONA, SALT		STATE
		COLORADO,	RIVER PROJECT,		DEPARTMENT
	NEW YORK, NY,	REGIONAL	AGRICULTURAL	MILWAUKEE, WI,	OF WATER
	TRIBOROUGH BRIDGE &	TRANSPORTATION	IMPROVEMENT &	GENERAL OBLIGATION,	RESOURCES,
	TUNNEL AUTHORITY	DISTRICT, SALES TAX	POWER DISTRICT	PROMISSORY NOTES,	REVENUE,
	REVENUE, SERIES A-2,	REVENUE, SERIES A,	REVENUE, SERIES A,	SERIES N1,	SERIES L,
DESCRIPTION	5.00%, 11/15/2029	5.00%, 11/1/2027	5.00%, 12/1/2031	5.00%, 2/1/2019	5.00%, 5/1/2020

MARKET VALUE	$13,894,999	13,517,493	13,127,040	12,813,395	11,828,400

% OF NET ASSETS	1.3	1.2	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	97.4%
Short Term Investment	1.2
Other Assets & Liabilities	1.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays California Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays California Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from federal and California state income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −0.85%, and the total return for the Barclays Managed Money Municipal California Index (the “Index”) was −0.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. We construct the portfolio using representative sampling. We seek to match the duration, convexity coupon, and sector distributions as best as possible. However, the Fund’s portfolio is not expected to obtain an exact match at any given time. On June 30, 2013, the Index had 1,890 constituents. The Fund held roughly 100 of these securities.

During the first 11 months of the Reporting Period, the Fund logged a positive total return. This positive performance was derived primarily from coupon income. These early gains were reversed during the final month of the period. Municipal bond prices tumbled as the talk by the Federal Reserve of tapering the purchase of securities caused a backup in yields. Selling of municipal bonds accelerated as some large investors reduced their municipal holdings and the market experienced technical weakness. During the Reporting Period, municipal interest rates for AAA-rated credits rose for 2-, 5-, 10- and 30-year maturities.

The top positive contributors to the Fund’s performance were bonds that carried long maturities and were sold prior to the selloff in June. From the securities held for the entire period, the best performers were those that had shorter calls in 2018 and 2019, such as Grossmont High School District 5% due 2033 callable 2018 and Eastern Municipal Water District 5% due 2035 callable 2019. The most significant detractors from performance were those bonds with lower coupons and longer maturities, such as Orange County Sanitation District 3% due 2031 and Los Angeles Department of Airports 5% due 2035, both of which posted negative total returns.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

ONE YEAR	−0.85%	−3.33%	−0.68%	−0.85%	−3.33%	−0.68%

THREE YEARS	16.60%	13.44%	16.59%	5.25%	4.29%	5.25%

FIVE YEARS	31.62%	26.93%	32.06%	5.65%	4.88%	5.72%

SINCE INCEPTION (1)	32.34%	28.83%	33.14%	5.02%	4.53%	5.13%

(1) For the period October 10, 2007 to June 30, 2013.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

LOS ANGELES
	LOS ANGELES, CA,		COUNTY, CA,
	UNIFIED SCHOOL	COAST, CA,	METROPOLITAN		CALIFORNIA, STATE
	DISTRICT, GENERAL	COMMUNITY COLLEGE	TRANSPORTATION	UNIVERSITY OF	DEPARTMENT OF
	OBLIGATION,	DISTRICT, GENERAL	AUTHORITY, SALES	CALIFORNIA,	WATER RESOURCES,
	SERIES KY,	OBLIGATION, SERIES A,	TAX REVENUE,	REVENUE, SERIES E,	SERIES M,
DESCRIPTION	5.00%, 7/1/2015	5.00%, 8/1/2020	5.00%, 6/1/2020	4.00%, 5/15/2019	4.00%, 5/1/2019

MARKET VALUE	$2,529,949	2,375,240	2,260,772	2,251,542	2,241,180

% OF NET ASSETS	2.5	2.4	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	97.5%
Short Term Investment	1.3
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays New York Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from federal and New York state income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −1.01%, and the total return for the Barclays Managed Money Municipal New York Index (the “Index”) was −0.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. We construct the portfolio using representative sampling. We seek to match the duration, convexity coupon, and sector distributions as best as possible. However, the Fund’s portfolio is not expected to obtain an exact match at any given time. On June 30, 2013, the Index had 2,650 constituents. The Fund held roughly 75 of these securities.

For the first 11 months of the Reporting Period, the Fund logged a positive total return. This positive performance was derived from coupon income. These early gains were reversed during the final month of the period. Municipal bond prices tumbled as the talk by the Federal Reserve of tapering the purchase of securities caused a backup in yields. Selling of municipal bonds accelerated as some large investors reduced their municipal holdings and the market experienced technical weakness. During the Reporting Period, municipal interest rates for AAA-rated credits rose for 2-, 5-, 10- and 30-year maturities.

The top positive contributors to the Fund’s performance were bonds that carried long maturities and were sold prior to the selloff in June. For securities held for the entire period, the best performers were those that had shorter calls or maturities, including New York University 5% due 2029 callable 2018 and New York City Transitional Finance Authority 5% due 2018. The most significant detractors from performance were those bonds with lower coupons and longer maturities, such as Port Authority of New York and New Jersey 3% due 2030 and Metropolitan Transportation Authority 5% due 2031, both of which posted negative total returns.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	NEW YORK INDEX	VALUE	VALUE	NEW YORK INDEX

ONE YEAR	−1.01%	−1.58%	−0.76%	−1.01%	−1.58%	−0.76%

THREE YEARS	11.78%	11.00%	13.50%	3.78%	3.54%	4.31%

FIVE YEARS	26.84%	25.56%	28.85%	4.87%	4.66%	5.20%

SINCE INCEPTION (1)	28.23%	27.44%	30.29%	4.44%	4.33%	4.73%

(1) For the period October 11, 2007 to June 30, 2013.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

NEW YORK, NY,
	NEW YORK, NY,	MONROE COUNTY,	TRUST FOR CULTURAL		DUTCHESS
	MUNICIPAL BOND	NY, INDUSTRIAL	RESOURCES, WILDLIFE		COUNTY, NY, LOCAL
	BANK AGENCY,	DEVELOPMENT	CONSERVATION	NEW YORK, NY,	DEVELOPMENT
	SPECIAL SCHOOL	AGENCY, SCHOOL	SOCIETY REVENUE,	GENERAL OBLIGATION,	CORP. REVENUE,
	PURPOSE REVENUE,	FACILITY REVENUE,	SERIES A,	SERIES C,	SERIES A,
DESCRIPTION	5.00%, 12/1/2016	5.00%, 5/1/2027	5.00%, 8/1/2033	5.00%, 8/1/2024	5.00%, 1/1/2049

MARKET VALUE	$1,133,810	1,096,740	1,096,150	1,065,472	1,031,270

% OF NET ASSETS	3.6	3.4	3.4	3.3	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	97.1%
Short Term Investment	1.9
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −0.20%, and the total return for the Barclays Managed Money Municipal Short Term Index (the “Index”) was 0.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the underperformance of selected securities hurt the Fund’s relative performance. We construct the portfolio using representative sampling. We seek to match the maturity, duration, coupon, state and sector distributions as best as possible. However, the Fund’s portfolio is not expected to obtain an exact match at any given time. On June 30, 2013, the Index had 3,686 constituents. The Fund held roughly 480 of these securities.

During the first 10 months of the Reporting Period, the Fund logged a positive total return. This positive performance was derived entirely from coupon income. These early gains were reversed during the final two months of the period. Municipal bond prices tumbled as the talk by the Federal Reserve of tapering the purchase of securities caused a backup in yields. Selling of municipal bonds accelerated as some large investors reduced their municipal holdings and the market experienced technical weakness. During the Reporting Period, municipal interest rates for AAA-rated credits rose for 2-, 5-, 10- and 30-year maturities.

The top positive contributors to the Fund’s performance were those bonds with the shortest maturity, those that provided incremental credit spread or those that were pre-refunded or escrowed to maturity. For example, San Francisco Public Utilities Commission 5% due 2015 bonds were escrowed to maturity and carry a short final maturity. The University of Illinois Lease Revenue 5% due 2015 Bond benefitted from short maturity and incremental spread given to the lease structure. The most significant detractors from performance were bonds focused on the longer end of the portfolio’s maturity range. Minnesota General Obligation 5% due 2018 and New Hampshire General Obligation 5% due 2018 both carried longer maturities and their relative high quality provided little excess yield.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	SHORT TERM INDEX	VALUE	VALUE	SHORT TERM INDEX

ONE YEAR	−0.20%	−0.78%	0.13%	−0.20%	−0.78%	0.13%

THREE YEARS	4.52%	3.96%	5.54%	1.48%	1.30%	1.81%

FIVE YEARS	15.11%	14.32%	17.11%	2.85%	2.71%	3.21%

SINCE INCEPTION (1)	18.74%	18.13%	21.92%	3.05%	2.95%	3.52%

(1)	For the period October 10, 2007 to June 30, 2013.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

				FLORIDA, STATE
				HURRICANE
	PENNSYLVANIA,	MICHIGAN, STATE	MARYLAND, STATE	CATASTROPHE	PENNSYLVANIA,
	STATE GENERAL	GENERAL	GENERAL OBLIGATION,	FUND REVENUE,	STATE GENERAL
	OBLIGATION,	OBLIGATION,	SERIES A,	SERIES A,	OBLIGATION,
DESCRIPTION	5.00%, 7/1/2017	5.00%, 11/1/2017	5.00%, 3/1/2018	5.00%, 7/1/2016	5.00%, 6/1/2017

MARKET VALUE	$24,023,790	23,462,551	23,296,600	22,059,178	21,191,205

% OF NET ASSETS	1.2	1.2	1.2	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.2%
Short Term Investment	0.1
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen S&P VRDO Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of variable rate demand obligations (“VRDOs”) issued by municipalities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 0.09%, and the total return for the S&P National AMT-Free Municipal VRDO Index (the “Index”) was 0.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. We construct the portfolio using representative sampling. On June 30, 2013, the Index had approximately 160 constituents. The Fund held roughly 40 of these securities.

Given that the holdings in the portfolio reset their yields on a weekly basis, the portfolio was largely immune from changes in interest rates. Returns for the Fund were driven by coupon income. Yields for weekly reset securities trended consistently lower over the course of the Reporting Period, as statements by the Federal Reserve (the “Fed”) suggesting that it may taper its purchase of securities hurt longer maturities. However, few, if any, market participants believed that the Fed was close to raising the federal funds target rate.

Also, during the Reporting Period, municipal prices fell as the Fed’s statements about tapering bond purchases caused a backup in yields. Selling of municipal bonds accelerated as some large investors reduced their municipal holdings and the market experienced technical weakness. During the Reporting Period, municipal interest rates for AAA-rated credits rose for 2-, 5-, 10- and 30-year maturities.

The top positive contributors to the Fund’s performance were those bonds with the highest yield. The three top yield providers during the Reporting Period were bonds issued by Ohio University at Athens, Broomfield Colorado Urban Renewal Authority and New York City Transitional Finance Authority. The most significant detractors from performance were the lowest yielding bonds. Among them were bonds issued by Metropolitan Nashville & Davidson County Industrial Development Board, Illinois Finance Authority-Resurrection Hospital and Massachusetts Bay Transportation Authority.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/09, 9/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P NATIONAL			S&P NATIONAL
	NET ASSET	MARKET	AMT-FREE MUNICIPAL	NET ASSET	MARKET	AMT-FREE MUNICIPAL
	VALUE	VALUE	VRDO INDEX	VALUE	VALUE	VRDO INDEX

ONE YEAR	0.09%	−0.33%	0.18%	0.09%	−0.33%	0.18%

THREE YEARS	1.47%	1.15%	0.80%	0.49%	0.38%	0.27%

SINCE INCEPTION (1)	1.70%	1.12%	1.04%	0.45%	0.30%	0.28%

(1)	For the period September 23, 2009 to June 30, 2013.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

PENNSYLVANIA,
DELAWARE VALLEY
		ALASKA, STATE	CHARLOTTE, NC,	REGIONAL	NEW YORK, STATE
	ST. JAMES PARISH,	HOUSING FINANCE	WATER & SEWER	FINANCING	HOUSING FINANCE
	LA, REVENUE,	CORP. REVENUE,	SYSTEM REVENUE,	AUTHORITY	AGENCY,
	SERIES A-1,	SERIES D,	SERIES C,	REVENUE SERIES B,	SERIES A,
DESCRIPTION	0.33%, 11/1/2040	0.20%, 12/1/2041	0.07%, 6/1/2025	0.30%, 6/1/2042	0.09%, 11/1/2037

MARKET VALUE	$630,000	615,000	600,000	600,000	600,000

% OF NET ASSETS	4.2	4.1	4.0	4.0	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	95.6%
Short Term Investment	8.4
Other Assets & Liabilities	(4.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 2.33%, and the total return for the S&P Municipal Yield Index (the “Index”) was 4.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. We construct the portfolio using representative sampling. We seek to capture the largest members of the index while matching the duration, convexity coupon, state and sector distributions as best as possible. However, the Fund’s portfolio is not expected to obtain an exact match at any given time. On June 30, 2013, the Index had approximately 23,000 constituents. The Fund held roughly 265 of these securities.

During the first 10 months of the Reporting Period, the Fund logged a strong positive total return. This positive performance was derived from coupon income. However, these early gains were reversed during the final two months of the period. Municipal bond prices tumbled as the talk by the Federal Reserve of tapering the purchase of securities caused a backup in yields. Selling of municipal bonds accelerated as some large investors reduced their municipal holdings and the market experienced technical weakness. During the Reporting Period, municipal interest rates for AAA-rated credits rose for 2, 5-, 10- and 30-year maturities.

The top positive contributors to the Fund’s performance were the bonds of American Airlines, including the New Jersey State Economic Development Authority (American Airlines Project) bond. The next best performers were tobacco sector bonds that were held the entire year. Given the weakness seen in May and June, bonds purchased during the later months of 2012 or early 2013 generated the greatest losses. Among those held for the entire Reporting Period, the worst single performer was Brazos River Pollution Control Revenue Bonds for TXU Corporation. These bonds (5.40% due 2014) tumbled based on the market’s view that this highly leveraged private corporation needs to restructure its debt or face possible bankruptcy. Also, underperforming during the Reporting Period were the bonds of New York City Industrial Development Authority (Yankees Stadium Parking) 5.75% due 2037 and Puerto Rico General Obligation Bonds 5% due 2022.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.*

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P			S&P
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	YIELD INDEX	VALUE	VALUE	YIELD INDEX

ONE YEAR	2.33%	0.56%	4.53%	2.33%	0.56%	4.53%

SINCE INCEPTION (1)	22.42%	20.40%	26.21%	9.56%	8.74%	11.08%

(1)	For the period April 13, 2011 to June 30, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.4500% until October 31, 2013.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

TOBACCO
	CALIFORNIA,		SECURITIZATION		CALIFORNIA,
	GOLDEN	TOBACCO	AUTHORITY OF		STATEWIDE
	STATE TOBACCO	SETTLEMENT	SOUTHERN	PALOMAR POMERADO, CA,	COMMUNITIES
	SECURITIZATION	FINANCING CORP.,	CALIFORNIA, TOBACCO	HEALTH CARE DISTRICT,	DEVELOPMENT
	CORP., REVENUE,	NJ, REVENUE,	SETTLEMENT	CERTIFICATES	AUTHORITY REVENUE,
	SERIES A-1,	SERIES 1A,	REVENUE, SERIES A1,	OF PARTICIPATION,	SERIES A,
DESCRIPTION	5.75%, 6/1/2047	5.00%, 6/1/2041	5.13%, 6/1/2046	6.00%, 11/1/2041	6.00%, 10/1/2047

MARKET VALUE	$3,486,098	2,279,620	2,159,559	2,058,340	2,028,940

% OF NET ASSETS	1.6	1.0	1.0	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.0%
Short Term Investment	0.4
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Build America Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Build America Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for taxable municipal securities with respect to which the issuer has made an irrevocable election to designate the bonds as “Qualified Bonds” under the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid (“direct pay Build America Bonds”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −2.60%, and the total return for the Barclays Build America Bond Index (the “Index”) was −1.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. During the Reporting Period, the Fund attempted to replicate the risk characteristics of the Index as closely as possible. At the end of the Reporting Period, the Fund owned 187 of the 193 positions in the Index. Although the Fund is not expected to be able to match the exposures to each Index holding perfectly, the Fund was generally able to minimize sustained issuer-specific overweights and underweights throughout most of the Reporting Period. In addition, the Fund attempted to track the general duration weightings of the Index.

Several factors contributed to the Fund’s performance. First, interest rates increased during the Reporting Period, driving a meaningful portion of the Fund’s negative return. Build America Bonds, on average, are longer dated securities and therefore have more pronounced interest rate sensitivity. Second, credit spreads narrowed modestly, which partially offset the negative effect of rising interest rates. The spread between the average yield to worst of the Index and 30-year U.S. Treasury bonds narrowed during the Reporting Period.

The top three performers in the Fund were all General Obligation Bonds from the State of California. Specifically, the California GO 7.35%, 7.30% and 7.55% bonds performed well during the Reporting Period. Generally speaking, improving credit conditions for the state resulted in greater relative spread compression and helped the credit to outperform all other names in the Index for the Reporting Period.

The top negative performer in the Fund was Las Vegas Valley Water District 7.013% of 2040. This specific credit was priced at a healthy premium at the beginning of the period, but lost a large portion of this premium because of a potential make-whole call provision associated with reduced Build America Bond subsidy payments due to sequestration. The second worst performer was the Ohio State University 4.92% of 2040. This specific name, due to its lower than average coupon, featured a longer duration profile than most other names in the Index. Against a backdrop of generally rising rates, longer duration securities underperformed. The third worst performer was the South Carolina Public Service Authority 6.454% of 2050. Similar to the Ohio State University 4.92% of 2040, this security’s longer than average duration profile detracted from overall performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3500%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS BUILD	NET ASSET	MARKET	BARCLAYS BUILD
	VALUE	VALUE	AMERICA BOND INDEX	VALUE	VALUE	AMERICA BOND INDEX

ONE YEAR	−2.60%	−3.72%	−1.96%	−2.60%	−3.72%	−1.96%

THREE YEARS	27.80%	25.98%	30.88%	8.52%	8.00%	9.38%

SINCE INCEPTION (1)	29.93%	28.46%	32.93%	8.70%	8.31%	9.51%

(1) For the period May 12, 2010 to June 30, 2013.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

				SAN FRANCISCO, CA,	TEXAS, STATE
	CALIFORNIA, STATE	NEW JERSEY, STATE	GEORGIA, MUNICIPAL	BAY AREA TOLL	TRANSPORTATION
	GENERAL	TURNPIKE AUTHORITY	ELECTRIC AUTHORITY	AUTHORITY, TOLL	COMMISSION,
	OBLIGATION,	REVENUE,	REVENUE,	BRIDGE REVENUE,	REVENUE, SERIES B,
DESCRIPTION	7.30%, 10/1/2039	7.10%, 1/1/2041	6.64%, 4/1/2057	6.26%, 4/1/2049	5.18%, 4/1/2030

MARKET VALUE	$3,090,556	2,857,961	1,451,067	1,358,089	1,197,255

% OF NET ASSETS	3.9	3.6	1.8	1.7	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.6%
Short Term Investment	0.3
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR DB International Government Inflation-Protected Bond ETF —
Management’s Discussion of Fund Performance

The SPDR DB International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation-protected sector of the global bond market outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 0.67%, and the total return for the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “Index”) was 1.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

Several factors contributed to the Fund’s performance. Returns were primarily driven by changes in local yield curves, inflation rates, expectations on inflation rates, and currency exchange rates. For instance the DXY U.S. Dollar Index, a general international value of the U.S. dollar, posted a slight increase for the Reporting Period. As the Fund is unhedged to the U.S. dollar, the Fund experienced a negative contribution to return approximately equal to the strengthening of the U.S. dollar. Fortunately, rallying yield curves in the underlying countries of this Fund were an offset to the currency effect, resulting in a net performance for the Fund and Index that was modestly positive.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

ONE YEAR	0.67%	0.93%	1.49%	0.67%	0.93%	1.49%

THREE YEARS	21.58%	22.08%	23.65%	6.73%	6.88%	7.33%

FIVE YEARS	9.97%	9.50%	13.54%	1.92%	1.83%	2.57%

SINCE INCEPTION (1)	9.16%	9.09%	14.81%	1.67%	1.65%	2.64%

(1) For the period March 13, 2008 to June 30, 2013.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

					JAPANESE
				UNITED KINGDOM	GOVERNMENT
	REPUBLIC OF FRANCE,	REPUBLIC OF FRANCE,	REPUBLIC OF FRANCE,	TREASURY BOND,	CPI LINKED BOND,
DESCRIPTION	2.25%, 7/25/2020	1.00%, 7/25/2017	1.60%, 7/25/2015	4.13%, 7/22/2030	1.10%, 12/10/2016

MARKET VALUE	$52,639,897	42,690,761	32,443,641	31,465,864	28,501,712

% OF NET ASSETS	4.5	3.7	2.8	2.7	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.4%
Short Term Investment	0.3
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1–3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −3.14%, and the total return for the Barclays 1–3 Year Global Treasury ex-US Capped Index (the “Index”) was −2.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs were the primary sources of the Fund’s performance deviation from the Index.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds as well as international sovereign debt.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. For 1–3 year International Treasury bonds, the move was more pronounced than in other credit exposed sectors. The Index lost the gains made earlier in the period against U.S. Treasuries of comparable duration. At the end of the Reporting Period, the total return for the Index had moved into negative territory. However, consistent with an investor focus on yield during the Reporting Period, the best performing sovereign bonds in the Index were issued by the lower rated members or by Spain and Italy. Conversely, bonds issued by higher rated members, like Japan and Australia, detracted from performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3500%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-3 YEAR			BARCLAYS 1-3 YEAR
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

ONE YEAR	−3.14%	−2.27%	−2.81%	−3.14%	−2.27%	−2.81%

THREE YEARS	6.36%	7.31%	7.82%	2.08%	2.38%	2.54%

SINCE INCEPTION (1)	10.35%	10.70%	12.76%	2.23%	2.31%	2.73%

(1)	For the period January 15, 2009 to June 30, 2013.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		GOVERNMENT OF
	GOVERNMENT OF JAPAN	JAPAN 10 YEAR	KINGDOM OF	GOVERNMENT OF	REPUBLIC OF SOUTH
	5 YEAR BOND,	BOND,	SWEDEN,	JAPAN 2 YEAR BOND,	AFRICA,
DESCRIPTION	0.40%, 9/20/2015	1.80%, 3/20/2016	4.50%, 8/12/2015	0.10%, 3/15/2015	13.50%, 9/15/2015

MARKET VALUE	$6,581,480	5,100,754	4,990,940	4,025,196	3,937,680

% OF NET ASSETS	3.1	2.4	2.4	1.9	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.2%
Short Term Investments	0.2
Other Assets & Liabilities	2.6

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −2.86%, and the total return for the Barclays Global Treasury Ex-US Capped Index (the “Index”) was −2.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds as well as international sovereign debt.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. Although this retracement pushed the total return for International Treasury bonds into negative territory, it was not large enough to eclipse the earlier rally relative to U.S. Treasuries. The Index outperformed similar duration U.S. Treasuries for the Reporting Period. Consistent with an investor focus on yield during the Reporting Period, the best performing sovereign bonds in the Index were issued by the lower rated members or by Spain and Italy. Conversely, bonds issued by higher rated members, like Japan and Australia, detracted from performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

ONE YEAR	−2.86%	−2.72%	−2.45%	−2.86%	−2.72%	−2.45%

THREE YEARS	11.97%	12.27%	13.74%	3.84%	3.93%	4.38%

FIVE YEARS	12.51%	12.57%	15.96%	2.39%	2.40%	3.01%

SINCE INCEPTION (1)	22.59%	22.70%	27.66%	3.61%	3.63%	4.34%

(1)	For the period October 2, 2007 to June 30, 2013.

SPDR Barclays International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	GOVERNMENT OF	GOVERNMENT OF		GOVERNMENT OF	GOVERNMENT OF
	JAPAN 20 YEAR	JAPAN 10 YEAR	KINGDOM OF	JAPAN 10 YEAR	JAPAN 10 YEAR
	BOND,	BOND,	DENMARK,	BOND,	BOND,
DESCRIPTION	2.30%, 6/20/2027	1.50%, 9/20/2014	4.50%, 11/15/2039	0.60%, 3/20/2023	0.30%, 12/20/2016

MARKET VALUE	$19,445,451	17,405,334	15,463,032	14,962,930	11,468,625

% OF NET ASSETS	1.0	0.9	0.8	0.8	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.8%
Short Term Investment	0.0 **
Other Assets & Liabilities	2.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Barclays International Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 7.18%, and the total return for the Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”) was 7.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

At the beginning of the Reporting Period, the glimmer of hope offered by the initiatives that were agreed upon at the European summit held in late June faded away. Sentiment further soured when Moody’s revised the outlook to negative from stable on the Aaa sovereign ratings of Germany, Luxembourg and the Netherlands, on fears that the northern countries might assume some of the public debt burden if bailouts spread. Moody’s also cut Italy’s sovereign rating two notches to Baa2 with a negative outlook, citing a heightened contagion risk affecting Italy’s funding costs along with a deteriorating economic outlook.

Then the interventions from central banks, in the shape of the Outright Monetary Transaction operations in Europe and further quantitative easing in the United States and the United Kingdom served to reduce immediate concerns in the markets. The European Central Bank appeared to be now willing to act more like the ’lender of last resort’ that the Eurozone has lacked.

Another highlight of the period was arguably the U.S. elections and the implications for the then pending U.S. fiscal cliff. In the end the elections delivered a status quo result with President Obama holding on to the presidency, the Democrats retaining control of the Senate and the Republicans holding the House of Representatives. Initially, risk appetites declined following this outcome as it was interpreted as an undesirable outcome in the context of the fiscal cliff negotiations. However, as confidence increased that a compromise could be reached on how to deal with the combination of automatic spending cuts and the expiration of Bush-era tax reductions, and with economic data generally supportive, risky assets finished the year on a stronger note.

This environment benefited risk assets like global corporate bonds.

Risk appetites recovered in 2013 as legislation in the United States was approved to even out its fiscal overhang. Core safe-haven government bond markets within the Eurozone lost some of their attractiveness while those in the periphery, including Spain and Italy, continued to rally with the ’risk-on’ tone dominating global markets in the first month of the year. As tail risk events abated, the majority of central banks, with the exception of Japan, kept their monetary policy on hold.

In February, Fitch lowered Italy’s sovereign rating to BBB+ from A- with a negative outlook. The risk-on appetite faltered. Bond markets posted positive returns while major equity indices turned weaker. In March, Cyprus came close to being ejected from the Eurozone following the collapse of a domestic real estate bubble in conjunction with the Bank of Cyprus and Cyprus Popular Bank being rendered insolvent. The island was protected and the markets were calmed by a €10 billion injection by the Troika — the European Union, the European Central Bank and the International Monetary Fund — and a tax on uninsured deposits in the two insolvent banks.

Bond yield improvements in March and April were hit by a widespread sell-off in May following Federal Reserve Chairman Ben Bernanke’s suggestion of a review of the Fed’s monetary stimulus program. Emerging markets were among the hardest hit having been one of the main beneficiaries from the search for yield. Markets were also knocked by signs that China’s factory activity may have begun

SPDR Barclays International Corporate Bond ETF —
Management’s Discussion of Fund Performance (continued)

contracting. Chairman Bernanke subsequently reiterated the Fed’s commitment to $85 billion of monthly asset purchases until there are clear signs of sustained improvement in the U.S. economy.

In May, the European Central Bank cut its main policy rate to 0.50% from 0.75% and appeared to be open to further cuts aimed at shoring up economic activity.

During the period the Japanese yen weakened against the U.S. dollar by close to 20%. This decline was offset by the strengthening of the Euro by 2.35%. Given the large weight of the Euro in the exposure, this proved beneficial to the exposure.

The Fund invested in Japanese FX (foreign exchange) forwards to help proxy the exposure to the Japanese corporate market during the Reporting Period. As the Fund’s size increases, access to domestic corporate bond is expected to be taken when trade lot sizes can be achieved.

During the Reporting Period, spread levels tightened across all sectors from 196 basis points to 126 basis points. The yield on the Index rallied from 2.46% to 2.14%. Utilities were the best performer with 9.89%, followed by financial institutions with 8.12%, and industrials with 6.21%.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5500%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
			AGGREGATE EX-USD			AGGREGATE EX-USD
	NET ASSET	MARKET	> $1B: CORPORATE	NET ASSET	MARKET	> $1B: CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	7.18%	7.67%	7.52%	7.05%	7.67%	7.52%

THREE YEARS	20.95%	21.34%	22.59%	6.54%	6.66%	7.02%

SINCE INCEPTION (1)	20.83%	21.50%	22.50%	6.27%	6.45%	6.73%

(1)	For the period May 19, 2010 to June 30, 2013.

SPDR Barclays International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

COOPERATIEVE
	COOPERATIEVE		COOPERATIEVE	COOPERATIEVE	CENTRALE
	CENTRALE RAIFFEISEN-		CENTRALE RAIFFEISEN-	CENTRALE RAIFFEISEN-	RAIFFEISEN-
	BOERENLEENBANK		BOERENLEENBANK	BOERENLEENBANK	BOERENLEENBANK
	BA/NETHERLANDS,	DEUTSCHE BANK AG,	BA/NETHERLANDS,	BA/NETHERLANDS,	BA/NETHERLANDS,
DESCRIPTION	4.75%, 1/15/2018	2.38%, 1/11/2023	3.88%, 4/20/2016	4.13%, 7/14/2025	4.13%, 1/12/2021

MARKET VALUE	$1,184,537	1,146,013	1,091,025	1,007,956	943,451

% OF NET ASSETS	0.6	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.8%
Short Term Investments	1.2
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Emerging Markets Local Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate, local currency, sovereign debt of emerging market countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 1.97%, and the total return for the Barclays EM Local Currency Government Diversified Index (the “Index”) was 2.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns like liquidity costs and withholding tax. The difference in Fund performance, relative to its Index, can be primarily attributed to withholding taxes. Access to local currency Egyptian bonds was also challenging during most of the period until Egypt left the Index at the end of May 2013, after its sovereign debt rating dropped below B-. The timing effects of obtaining exposure to restricted currencies, taxes and transaction costs also contributed to the performance differential.

During the beginning of the Reporting Period, the glimmer of hope offered by the initiatives that were agreed upon at the European summit held in late June faded away. Sentiment further soured when Moody’s revised the outlook to negative from stable on the Aaa sovereign ratings of Germany, Luxembourg and the Netherlands, on fears that the northern countries might assume some of the public debt burden if bailouts spread. Moody’s also cut Italy’s sovereign rating two notches to Baa2 with a negative outlook, citing a heightened contagion risk affecting Italy’s funding costs along with a deteriorating economic outlook. Then the interventions from central banks, in the shape of the Outright Monetary Transaction operations in Europe and further quantitative easing in the United States and the United Kingdom served to reduce immediate concerns in the markets. The European Central Bank appeared to be now willing to act more like the ’lender of last resort’ that the Eurozone has lacked.

Another highlight of the period was arguably the U.S. elections and the implications for the then pending U.S. fiscal cliff. In the end the elections delivered a status quo result with President Obama holding on to the presidency, the Democrats retaining control of the Senate and the Republicans holding the House of Representatives. Initially, risk appetites declined following this outcome as it was interpreted as an undesirable outcome in the context of the fiscal cliff negotiations. However, as confidence increased that a compromise could be reached on how to deal with the combination of automatic spending cuts and the expiration of Bush-era tax reductions, and with economic data generally supportive, risky assets finished the year on a stronger note.

This environment benefited risk assets like global corporate bonds and emerging markets debt.

Risk appetites recovered in 2013, as legislation in the U.S. was approved to even out its fiscal overhang. Core safe-haven government bond markets within the Eurozone lost some of their attractiveness while those in the periphery, including Spain and Italy, continued to rally with the ’risk-on’ tone dominating global markets in the first month of the year. As tail risk events abated,the majority of central banks, with the exception of Japan, kept their monetary policy on hold. In February, Fitch lowered Italy’s sovereign rating to BBB+ from A- with a negative outlook. The risk-on appetite faltered. Bond markets posted positive returns while major equity indices turned weaker. In March, Cyprus came close to being ejected from the Eurozone following the collapse of a domestic real estate bubble in conjunction with the Bank of Cyprus and Cyprus Popular Bank being rendered insolvent. The island was protected and the markets were calmed by a €10 billion injection by the Troika — the European Union, the European Central Bank and the International Monetary Fund — and a tax on uninsured deposits in the two insolvent banks.

Bond yield improvements in March and April were hit by a widespread sell-off in May following Federal Reserve Chairman Ben Bernanke’s suggestion of a review of the Fed’s monetary stimulus program.

SPDR Barclays Emerging Markets Local Bond ETF —
Management’s Discussion of Fund Performance (continued)

Emerging markets were among the hardest hit having been one of the main beneficiaries from the search for yield. Markets were also knocked by signs that China’s factory activity may have begun contracting. Chairman Bernanke subsequently reiterated the Fed’s commitment to $85 billion of monthly asset purchases until there are clear signs of sustained improvement in the U.S. economy.

In May, the European Central Bank cut its main policy rate to 0.50% from 0.75% and appeared to be open to further cuts aimed at shoring up economic activity.

After a strong appreciation of emerging market currencies in the last quarter of 2012 and first quarter of 2013, the selloff in May was very impressive. Meanwhile, as currencies weighed on overall performance, the slower global growth prospects led to anticipation of potential further easing policies. Economic turmoil in Europe has been cutting into demand for manufactured goods such as aircraft. Brazil’s still-strong currency made its exports less competitive. Brazil responded to the slowdown by reducing its benchmark interest rate and taking measures to weaken the Brazilian real. During the second quarter of 2013, less export-oriented countries fared better as growth expectations were downgraded, however, no region was completely shielded.

The Fund used foreign exchange forwards to gain and maintain adequate exposure to a number of currencies. The impact was marginal and intended for efficient portfolio management only (i.e., to help the Fund track the Index).

While the bond price moves in local currencies almost offset each other to return 0% over the period, coupon returns were the larger driver of performance. Meanwhile, currency — which had boosted the asset class performance until April 2013 — weighed heavily on performance and its contribution was eventually negative by around −2.6% over the Reporting Period. The emerging market government bond index was approximately 2.9% higher at year end.

There was however some significant dispersion between countries. South Africa, Nigeria (which entered the Index at the end of March), and Brazil were the laggards, returning, respectively −12.4%, −10.3% and −4.7% at period end. The majority of the underperformance was driven by currency depreciation against the U.S. dollar. On the other hand, the Eastern European region outperformed with Russia up 9.5%; and Hungary reversing the negative performance of the previous period by returning 14.1%. At the end of the Reporting Period, Israel was the top performing country returning close to 15%, which was evenly split between currency and bond returns.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS EM			BARCLAYS EM
			LOCAL CURRENCY			LOCAL CURRENCY
	NET ASSET	MARKET	GOVERNMENT	NET ASSET	MARKET	GOVERNMENT
	VALUE	VALUE	DIVERSIFIED INDEX	VALUE	VALUE	DIVERSIFIED INDEX

ONE YEAR	1.97%	0.43%	2.89%	1.97%	0.43%	2.89%

SINCE INCEPTION (1)(2)	7.41%	6.94%	9.87%	3.09%	2.89%	4.09%

(1)	For the period February 23, 2011 to June 30, 2013.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Emerging Markets Local Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	BRAZIL NOTAS DO	BRAZIL LETRAS DO	BRAZIL NOTAS DO
	TESOURO NACIONAL	TESOURO NACIONAL,	TESOURO NACIONAL		KOREA TREASURY
	SERIES F,	ZERO COUPON,	SERIES F,	MEXICAN BONOS,	BOND,
DESCRIPTION	10.00%, 1/1/2015	1/1/2016	10.00%, 1/1/2017	7.50%, 6/3/2027	3.25%, 12/10/2014

MARKET VALUE	$3,318,446	2,165,457	1,968,150	1,884,726	1,683,613

% OF NET ASSETS	3.1	2.0	1.8	1.8	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.7%
Short Term Investments	0.0 **
Other Assets & Liabilities	2.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Barclays High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 7.70%, and the total return for the Barclays High Yield Very Liquid Index (the “Index”) was 8.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, given the rally in the high yield sector earlier in the Reporting Period, the retracement had a relatively minimal impact on the sector’s return for the Reporting Period. The total return for this sector was a standout among fixed-income sectors for the Reporting Period and the Index significantly outperformed similar duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.4000%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

ONE YEAR	7.70%	6.79%	8.56%	7.70%	6.79%	8.56%

THREE YEARS	32.90%	33.30%	36.66%	9.95%	10.05%	10.97%

FIVE YEARS	48.37%	48.49%	67.48%	8.21%	8.23%	10.87%

SINCE INCEPTION (1)	43.76%	43.70%	67.22%	6.71%	6.70%	9.64%

(1) For the period November 28, 2007 to June 30, 2013.

SPDR Barclays High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUES)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

					REYNOLDS
					GROUP ISSUER,
					INC./REYNOLDS
					GROUP ISSUER
		HAWK ACQUISITION			LLC/REYNOLDS
	FIRST DATA CORP.,	SUB, INC.,	SPRINT NEXTEL CORP.,	HCA, INC.,	GROUP ISSUER LU,
DESCRIPTION	12.63%, 1/15/2021	4.25%, 10/15/2020	9.00%, 11/15/2018	6.50%, 2/15/2020	5.75%, 10/15/2020

MARKET VALUE	$69,733,665	56,161,519	55,908,450	53,283,426	53,149,655

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.6%
Short Term Investment	1.0
Other Assets & Liabilities	1.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR® Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 7.40%, and the total return for the Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”) was 8.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, given the rally in the short-term high yield sector earlier in the Reporting Period, the retracement had a relatively minimal impact on the sector’s return for the Reporting Period. The total return for this sector was a standout among fixed-income sectors for the Reporting Period and the Index significantly outperformed similar duration U.S Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.40%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS US HIGH			BARCLAYS US HIGH
			YIELD 350MN CASH			YIELD 350MN CASH
	NET ASSET	MARKET	PAY 0-5 YR 2%	NET ASSET	MARKET	PAY 0-5 YR 2%
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

ONE YEAR	7.40%	7.00%	8.57%	7.40%	7.00%	8.57%

SINCE INCEPTION (1)	7.87%	8.40%	10.11%	6.01%	6.40%	7.72%

(1)	For the period March 14, 2012 to June 30, 2013.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		ICAHN ENTERPRISES
		LP/ICAHN			FMG RESOURCES
	SPRINGLEAF FINANCE	ENTERPRISES FINANCE			AUGUST 2006
	CORP.,	CORP.,	HBOS PLC,	SPRINT NEXTEL CORP.,	PTY, LTD.,
DESCRIPTION	6.90%, 12/15/2017	8.00%, 1/15/2018	6.75%, 5/21/2018	6.00%, 12/1/2016	7.00%, 11/1/2015

MARKET VALUE	$16,386,875	13,492,500	11,514,852	10,813,750	10,807,000

% OF NET ASSETS	1.2	1.0	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.2%
Short Term Investment	3.5
Other Assets & Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Investment Grade Floating Rate ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 1.77%, and the total return for the Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”) was 2.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, for investment grade floating rate notes with maturities less than 5 years, the retracement was not nearly large enough to eclipse the earlier rally. For the Reporting Period, the Index posted a positive total return and outperformed similar duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			DOLLAR FLOATING			DOLLAR FLOATING
	NET ASSET	MARKET	RATE NOTE	NET ASSET	MARKET	RATE NOTE
	VALUE	VALUE	< 5 YEARS INDEX	VALUE	VALUE	< 5 YEARS INDEX

ONE YEAR	1.77%	3.31%	2.20%	1.77%	3.31%	2.20%

SINCE INCEPTION (1)	3.75%	4.75%	4.43%	2.35%	2.97%	2.78%

(1)	For the period November 30, 2011 to June 30, 2013.

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Investment Grade Floating Rate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	THE GOLDMAN SACHS	NATIONAL AUSTRALIA	JPMORGAN	WELLS FARGO
	GROUP, INC.,	BANK, LTD.,	CHASE & CO.,	BANK NA,	BNP PARIBAS SA,
DESCRIPTION	0.72%, 3/22/2016	0.58%, 1/22/2015	0.89%, 2/26/2016	0.48%, 5/16/2016	1.18%, 1/10/2014

MARKET VALUE	$1,039,538	821,406	813,317	810,991	777,132

% OF NET ASSETS	2.4	1.9	1.9	1.9	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	95.5%
Foreign Government Obligations	1.2
Short Term Investments	11.8
Other Assets & Liabilities	(8.5)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR® BofA Merrill Lynch Emerging Markets Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the emerging markets, senior and secured corporate debt market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 1.63%, and the total return for the BofA Merrill Lynch Emerging Markets Diversified Corporate Index (the “Index”) was 2.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, the retracement in the emerging market corporate bond sector was not nearly large enough to eclipse the earlier rally. For the Reporting Period, the Index posted a positive total return and outperformed comparable duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.50%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			EMERGING MARKETS			EMERGING MARKETS
	NET ASSET	MARKET	DIVERSIFIED	NET ASSET	MARKET	DIVERSIFIED
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

ONE YEAR	1.63%	0.38%	2.77%	1.63%	0.38%	2.77%

SINCE INCEPTION (1)	1.91%	2.06%	3.23%	1.84%	1.99%	3.13%

(1)	For the period June 18, 2012 to June 30, 2013.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	PETROBRAS				ABU DHABI
	INTERNATIONAL	PETROLEOS	GAZPROM OAO VIA	VTB BANK OJSC	NATIONAL
	FINANCE CO.,	MEXICANOS,	GAZ CAPITAL SA,	VIA VTB CAPITAL SA,	ENERGY CO.,
DESCRIPTION	3.50%, 2/6/2017	5.50%, 1/21/2021	9.25%, 4/23/2019	6.00%, 4/12/2017	5.88%, 12/13/2021

MARKET VALUE	$497,774	426,000	361,500	312,000	277,500

% OF NET ASSETS	3.4	2.9	2.5	2.1	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.2%
Short Term Investments	12.2
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR® BofA Merrill Lynch Crossover Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. crossover corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 4.11%, and the total return for the BofA Merrill Lynch US Diversified Crossover Corporate Index (the “Index”) was 4.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Absent the last couple of months, the Reporting Period can be best characterized as a period of “risk-on” — meaning that the most credit exposed sectors increased the most in value. There was a general sector rotation out of U.S. Treasuries and other “safe-haven” assets into higher yielding securities. This rotation was a direct result of the unprecedented easing policies by central banks across the globe attempting to stimulate their respective economies. In the third quarter of 2012, both the U.S. Federal Reserve (the “Fed”) and the European Central Bank announced bond-buying programs. Later, the Bank of Japan joined the effort with its own asset purchase program. With the expectation that the central bank actions would keep benchmark rates low for the foreseeable future, investors sought out incremental yield in investment grade and high-yield corporate bonds.

Credit markets rallied steadily for most of the Reporting Period. However, a shift in investor sentiment cooled the rally after the markets reached their highs in late May. Improving economic data in the U.S. and statements by Fed officials forced investors to envision an environment where the Fed would need to taper its current asset purchases. As a result, credit markets moved in the opposite direction, giving up some of those early gains. However, for crossover corporate securities, the retracement was not nearly large enough to eclipse the earlier rally. For the Reporting Period, the Index posted a positive total return and outperformed similar duration U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.40%.*

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			US DIVERSIFIED			US DIVERSIFIED
	NET ASSET	MARKET	CROSSOVER	NET ASSET	MARKET	CROSSOVER
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

ONE YEAR	4.11%	2.71%	4.72%	4.11%	2.71%	4.72%

SINCE INCEPTION (1)	5.11%	5.55%	5.43%	4.93%	5.35%	5.26%

(1)	For the period June 18, 2012 to June 30, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	FORD MOTOR CREDIT			CHESAPEAKE ENERGY
	CO. LLC,	CIT GROUP, INC.,	SLM CORP.,	CORP.,	NRG ENERGY, INC.,
DESCRIPTION	4.25%, 2/3/2017	4.25%, 8/15/2017	6.00%, 1/25/2017	6.63%, 8/15/2020	7.63%, 1/15/2018

MARKET VALUE	$261,207	251,250	209,000	188,125	187,250

% OF NET ASSETS	1.1	1.1	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	92.1%
Short Term Investments	21.6
Other Assets & Liabilities	(13.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.0%
Treasury Bills*
0.02%, 8/8/2013	$154,488,000	$154,484,736
0.03%, 8/15/2013	159,908,000	159,901,997
0.03%, 8/22/2013	230,377,000	230,365,348
0.03%, 8/1/2013	154,488,000	154,487,340
0.03%, 8/29/2013	162,619,000	162,612,337
0.03%, 9/12/2013	162,619,000	162,614,050
0.04%, 9/19/2013	230,377,000	230,353,958
0.04%, 9/5/2013	162,619,000	162,613,032
0.05%, 9/26/2013	162,619,000	162,603,281

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,580,019,789)		1,580,036,079

TOTAL INVESTMENTS — 100.0% (a)
(Cost $1,580,019,789)		1,580,036,079
OTHER ASSETS & LIABILITIES — 0.0% (b)		65,227

NET ASSETS — 100.0%		$1,580,101,306

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(b)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Inflation Protected Indexed Bonds
0.63%, 2/15/2043 (a)	$11,426,988	$9,627,238
0.75%, 2/15/2042	16,744,653	14,787,705
1.75%, 1/15/2028 (a)	12,208,784	13,681,408
2.00%, 1/15/2026 (a)	16,484,555	19,037,023
2.13%, 2/15/2040	11,482,764	13,978,428
2.13%, 2/15/2041	17,918,000	21,843,118
2.38%, 1/15/2025	24,301,678	28,972,218
2.38%, 1/15/2027 (a)	13,370,199	16,102,666
2.50%, 1/15/2029	10,781,082	13,316,361
3.38%, 4/15/2032 (a)	4,619,344	6,486,575
3.63%, 4/15/2028 (a)	16,975,284	23,574,425
3.88%, 4/15/2029 (a)	19,401,699	27,971,817
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016 (a)	28,435,029	29,181,448
0.13%, 4/15/2017 (a)	32,000,214	32,870,299
0.13%, 4/15/2018	12,744,610	13,085,146
0.13%, 1/15/2022	29,838,049	29,259,787
0.13%, 7/15/2022 (a)	29,166,049	28,564,353
0.13%, 1/15/2023	29,064,622	28,206,344
0.50%, 4/15/2015 (a)	16,030,000	16,438,284
0.63%, 7/15/2021 (a)	26,014,553	26,912,836
1.13%, 1/15/2021	27,429,111	29,383,435
1.25%, 7/15/2020 (a)	24,288,801	26,417,957
1.38%, 7/15/2018 (a)	11,359,553	12,422,694
1.38%, 1/15/2020	14,353,641	15,667,860
1.63%, 1/15/2015	16,278,738	16,937,538
1.63%, 1/15/2018 (a)	12,814,839	14,044,294
1.88%, 7/15/2015 (a)	14,298,304	15,203,101
1.88%, 7/15/2019	11,637,912	13,134,431
2.00%, 7/15/2014	16,106,538	16,640,148
2.00%, 1/15/2016	14,012,460	15,059,051
2.13%, 1/15/2019	11,244,643	12,729,274
2.38%, 1/15/2017	13,992,873	15,525,513
2.50%, 7/15/2016	16,201,047	17,932,615
2.63%, 7/15/2017 (a)	11,050,483	12,554,343

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $648,572,263)		647,549,733

	Shares
SHORT TERM INVESTMENTS — 17.5%
MONEY MARKET FUNDS — 17.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	113,265,800	113,265,800
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	387,010	387,010

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $113,652,810)		113,652,810

TOTAL INVESTMENTS — 116.9% (f)
(Cost $762,225,073)		761,202,543
OTHER ASSETS & LIABILITIES — (16.9)%		(110,069,561)

NET ASSETS — 100.0%		$651,132,982

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$751,146	$770,863
0.13%, 4/15/2017	844,644	867,610
0.13%, 4/15/2018	335,995	344,973
0.13%, 1/15/2022	788,023	772,751
0.13%, 7/15/2022	770,534	754,638
0.13%, 1/15/2023	767,668	744,999
0.50%, 4/15/2015	423,846	434,641
0.63%, 7/15/2021	687,145	710,872
1.13%, 1/15/2021	723,917	775,496
1.25%, 7/15/2020	641,901	698,170
1.38%, 7/15/2018	299,787	327,844
1.38%, 1/15/2020	379,595	414,351
1.63%, 1/15/2015	429,895	447,293
1.63%, 1/15/2018	338,547	371,027
1.88%, 7/15/2015	377,781	401,687
1.88%, 7/15/2019	307,120	346,613
2.00%, 7/15/2014	412,038	425,689
2.00%, 1/15/2016	370,230	397,883
2.13%, 1/15/2019	296,767	335,949
2.38%, 1/15/2017	370,145	410,687
2.50%, 7/15/2016	428,343	474,124
2.63%, 7/15/2017	291,717	331,416

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $11,880,311)		11,559,576

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (a)(b)(c) (Cost $27,397)	27,397	27,397

TOTAL INVESTMENTS — 99.6% (d)
(Cost $11,907,708)		11,586,973
OTHER ASSETS & LIABILITIES — 0.4%		44,618

NET ASSETS — 100.0%		$11,631,591

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
7.25%, 5/15/2016	$26,000	$30,898
7.50%, 11/15/2016	20,000	24,448
8.75%, 5/15/2017	10,000	12,957
8.88%, 8/15/2017	10,000	13,158
9.13%, 5/15/2018	5,000	6,843
9.25%, 2/15/2016	6,000	7,357
9.88%, 11/15/2015	6,000	7,327
10.63%, 8/15/2015	4,000	4,866
11.25%, 2/15/2015 (a)	12,000	14,126
Treasury Notes
0.13%, 7/31/2014 (a)	50,000	49,957
0.13%, 12/31/2014	50,000	49,908
0.13%, 4/30/2015 (a)	55,000	54,790
0.25%, 8/31/2014	40,000	40,016
0.25%, 9/15/2014	52,000	52,016
0.25%, 9/30/2014	50,000	50,015
0.25%, 10/31/2014 (a)	50,000	50,015
0.25%, 11/30/2014	40,000	40,008
0.25%, 12/15/2014 (a)	56,000	56,012
0.25%, 1/15/2015	46,000	45,992
0.25%, 1/31/2015	40,000	39,991
0.25%, 2/15/2015	50,000	49,971
0.25%, 2/28/2015	50,000	49,963
0.25%, 3/31/2015	50,000	49,944
0.25%, 5/15/2015	40,000	39,934
0.25%, 5/31/2015 (a)	50,000	49,913
0.25%, 7/15/2015	50,000	49,863
0.25%, 8/15/2015	45,000	44,843
0.25%, 9/15/2015	50,000	49,800
0.25%, 10/15/2015	30,000	29,865
0.25%, 12/15/2015	50,000	49,697
0.25%, 4/15/2016	50,000	49,518
0.25%, 5/15/2016 (a)	50,000	49,468
0.38%, 11/15/2014 (a)	47,000	47,095
0.38%, 3/15/2015	50,000	50,058
0.38%, 4/15/2015	50,000	50,042
0.38%, 6/15/2015	46,000	46,015
0.38%, 6/30/2015	50,000	50,017
0.38%, 11/15/2015	40,000	39,910
0.38%, 1/15/2016	50,000	49,820
0.38%, 2/15/2016	40,000	39,820
0.38%, 3/15/2016	45,000	44,759
0.38%, 6/15/2016	45,000	44,810
0.50%, 8/15/2014	56,000	56,184
0.50%, 10/15/2014	52,000	52,185
0.50%, 7/31/2017	50,000	48,795
0.63%, 7/15/2014 (a)	42,000	42,181
0.63%, 5/31/2017	50,000	49,198
0.63%, 8/31/2017	50,000	48,966
0.63%, 9/30/2017 (a)	40,000	39,102
0.63%, 11/30/2017	50,000	48,731
0.63%, 4/30/2018	50,000	48,307
0.75%, 6/30/2017	50,000	49,372
0.75%, 10/31/2017	50,000	49,050
0.75%, 12/31/2017	60,000	58,685
0.75%, 2/28/2018	50,000	48,764
0.75%, 3/31/2018 (a)	50,000	48,655
0.88%, 11/30/2016	52,000	52,033
0.88%, 12/31/2016	54,000	53,966
0.88%, 1/31/2017	50,000	49,918
0.88%, 2/28/2017	56,000	55,854
0.88%, 4/30/2017	40,000	39,797
0.88%, 1/31/2018	40,000	39,278
1.00%, 8/31/2016	48,000	48,368
1.00%, 9/30/2016	48,000	48,324
1.00%, 10/31/2016	58,000	58,343
1.00%, 3/31/2017	60,000	60,058
1.00%, 5/31/2018 (a)	45,000	44,214
1.25%, 8/31/2015 (a)	50,000	50,890
1.25%, 9/30/2015	60,000	61,097
1.25%, 10/31/2015	50,000	50,921
1.38%, 11/30/2015	50,000	51,063
1.38%, 6/30/2018	50,000	49,965
1.50%, 6/30/2016	52,000	53,257
1.50%, 7/31/2016	48,000	49,146
1.75%, 7/31/2015	54,000	55,529
1.75%, 5/31/2016	29,000	29,917
1.88%, 6/30/2015	46,000	47,381
1.88%, 8/31/2017	50,000	51,520
1.88%, 9/30/2017	40,000	41,184
1.88%, 10/31/2017	30,000	30,866
2.00%, 1/31/2016	48,000	49,812
2.00%, 4/30/2016	44,000	45,692
2.13%, 11/30/2014	66,000	67,759
2.13%, 5/31/2015	54,000	55,829
2.13%, 12/31/2015	48,000	49,925
2.13%, 2/29/2016	30,000	31,241
2.25%, 1/31/2015 (a)	68,000	70,122
2.25%, 3/31/2016 (a)	30,000	31,352
2.25%, 11/30/2017	30,000	31,346
2.38%, 8/31/2014 (a)	66,000	67,653
2.38%, 9/30/2014	70,000	71,873
2.38%, 10/31/2014	64,000	65,820
2.38%, 2/28/2015	76,000	78,626
2.38%, 3/31/2016	30,000	31,468
2.38%, 7/31/2017	30,000	31,536
2.38%, 5/31/2018	20,000	20,964
2.38%, 6/30/2018	20,000	20,949
2.50%, 3/31/2015	63,000	65,398
2.50%, 4/30/2015	60,000	62,365
2.50%, 6/30/2017 (a)	40,000	42,259
2.63%, 7/31/2014	64,000	65,672
2.63%, 12/31/2014	70,000	72,483
2.63%, 2/29/2016	24,000	25,315
2.63%, 4/30/2016	26,000	27,456
2.63%, 1/31/2018	20,000	21,221
2.63%, 4/30/2018	15,000	15,901
2.75%, 11/30/2016	42,000	44,674
2.75%, 5/31/2017	20,000	21,329
2.75%, 12/31/2017	24,000	25,595
2.75%, 2/28/2018	20,000	21,338
2.88%, 3/31/2018	20,000	21,441
3.00%, 8/31/2016	44,000	47,120
3.00%, 9/30/2016	36,000	38,579
3.00%, 2/28/2017	30,000	32,231
3.13%, 10/31/2016	50,000	53,792

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

3.13%, 1/31/2017	$46,000	$49,623
3.13%, 4/30/2017	25,000	26,992
3.25%, 5/31/2016	22,000	23,659
3.25%, 6/30/2016	32,000	34,446
3.25%, 7/31/2016	44,000	47,400
3.25%, 12/31/2016	36,000	38,959
3.25%, 3/31/2017 (a)	40,000	43,364
3.50%, 2/15/2018	40,000	44,017
3.88%, 5/15/2018 (a)	20,000	22,402
4.00%, 2/15/2015	50,000	52,999
4.13%, 5/15/2015	42,000	44,967
4.25%, 8/15/2014	40,000	41,808
4.25%, 11/15/2014 (a)	42,000	44,312
4.25%, 8/15/2015	48,000	51,911
4.25%, 11/15/2017	30,000	33,931
4.50%, 11/15/2015	40,000	43,794
4.50%, 2/15/2016	38,000	41,904
4.50%, 5/15/2017	26,000	29,447
4.63%, 11/15/2016	36,000	40,563
4.63%, 2/15/2017 (a)	26,000	29,400
4.75%, 8/15/2017	20,000	22,956
4.88%, 8/15/2016	32,000	36,099
5.13%, 5/15/2016	28,000	31,584

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,966,454)		5,939,562

	Shares
SHORT TERM INVESTMENTS — 9.1%
MONEY MARKET FUNDS — 9.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	520,414	520,414
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	27,049	27,049

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $547,463)		547,463

TOTAL INVESTMENTS — 108.3% (f)
(Cost $6,513,917)		6,487,025
OTHER ASSETS & LIABILITIES — (8.3)%		(497,512)

NET ASSETS — 100.0%		$5,989,513

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.13%, 2/15/2023	$250,000	$352,965
7.25%, 5/15/2016	482,000	572,794
7.25%, 8/15/2022 (a)	234,000	330,202
7.50%, 11/15/2016	312,000	381,386
7.63%, 11/15/2022 (a)	207,000	300,034
7.88%, 2/15/2021	159,000	225,276
8.00%, 11/15/2021	396,000	573,982
8.13%, 8/15/2019	359,000	494,810
8.13%, 5/15/2021 (a)	72,000	103,969
8.13%, 8/15/2021	72,000	104,501
8.50%, 2/15/2020	159,000	226,160
8.75%, 5/15/2017	246,000	318,737
8.75%, 5/15/2020	135,000	195,587
8.75%, 8/15/2020	243,000	354,559
8.88%, 8/15/2017	164,000	215,794
8.88%, 2/15/2019	246,000	343,938
9.00%, 11/15/2018	193,000	268,496
9.13%, 5/15/2018	262,000	358,576
9.25%, 2/15/2016	190,000	232,963
9.88%, 11/15/2015	223,000	272,321
10.63%, 8/15/2015	138,000	167,865
11.25%, 2/15/2015 (a)	425,000	500,293
Treasury Notes
0.13%, 7/31/2014	1,216,000	1,214,954
0.13%, 12/31/2014	1,036,000	1,034,094
0.13%, 4/30/2015 (a)	1,346,000	1,340,872
0.25%, 8/31/2014	990,000	990,386
0.25%, 9/15/2014	1,246,000	1,246,386
0.25%, 9/30/2014	1,243,000	1,243,385
0.25%, 10/31/2014 (a)	1,036,000	1,036,321
0.25%, 11/30/2014	1,191,000	1,191,250
0.25%, 12/15/2014 (a)	806,000	806,169
0.25%, 1/15/2015 (a)	828,000	827,851
0.25%, 1/31/2015	1,200,000	1,199,724
0.25%, 2/15/2015 (a)	1,280,000	1,279,258
0.25%, 2/28/2015	1,000,000	999,260
0.25%, 3/31/2015	1,036,000	1,034,850
0.25%, 5/15/2015	1,322,000	1,319,805
0.25%, 5/31/2015 (a)	1,346,000	1,343,644
0.25%, 7/15/2015	654,000	652,208
0.25%, 8/15/2015	702,000	699,550
0.25%, 9/15/2015	1,036,000	1,031,856
0.25%, 10/15/2015	1,036,000	1,031,348
0.25%, 12/15/2015	1,036,000	1,029,722
0.25%, 4/15/2016	1,036,000	1,026,003
0.25%, 5/15/2016 (a)	1,243,000	1,229,762
0.38%, 11/15/2014	821,000	822,667
0.38%, 3/15/2015	1,158,000	1,159,355
0.38%, 4/15/2015	1,398,000	1,399,188
0.38%, 6/15/2015	1,093,000	1,093,350
0.38%, 6/30/2015	1,100,000	1,100,385
0.38%, 11/15/2015	1,036,000	1,033,669
0.38%, 1/15/2016	1,000,000	996,400
0.38%, 2/15/2016	1,000,000	995,490
0.38%, 3/15/2016	1,036,000	1,030,447
0.38%, 6/15/2016	900,000	896,202
0.50%, 8/15/2014	1,057,000	1,060,467
0.50%, 10/15/2014	821,000	823,915
0.50%, 7/31/2017	779,000	760,218
0.63%, 7/15/2014 (a)	1,057,000	1,061,566
0.63%, 5/31/2017	880,000	865,885
0.63%, 8/31/2017	702,000	687,483
0.63%, 9/30/2017 (a)	1,268,000	1,239,533
0.63%, 11/30/2017	725,000	706,592
0.63%, 4/30/2018	984,000	950,682
0.75%, 6/30/2017	1,090,000	1,076,299
0.75%, 10/31/2017	777,000	762,237
0.75%, 12/31/2017	880,000	860,710
0.75%, 2/28/2018	1,000,000	975,280
0.75%, 3/31/2018 (a)	1,036,000	1,008,121
0.88%, 11/30/2016	1,213,000	1,213,776
0.88%, 12/31/2016	923,000	922,418
0.88%, 1/31/2017	1,079,000	1,077,241
0.88%, 2/28/2017	855,000	852,768
0.88%, 4/30/2017	880,000	875,530
0.88%, 1/31/2018	850,000	834,666
0.88%, 7/31/2019	468,000	445,658
1.00%, 8/31/2016	1,213,000	1,222,304
1.00%, 9/30/2016	823,000	828,547
1.00%, 10/31/2016	823,000	827,864
1.00%, 3/31/2017	1,120,000	1,121,075
1.00%, 5/31/2018 (a)	829,000	814,526
1.00%, 6/30/2019	539,000	518,033
1.00%, 8/31/2019	702,000	672,116
1.00%, 9/30/2019 (a)	725,000	693,165
1.00%, 11/30/2019 (a)	725,000	690,657
1.13%, 5/31/2019 (a)	570,000	553,128
1.13%, 12/31/2019 (a)	932,000	892,893
1.13%, 3/31/2020 (a)	829,000	789,672
1.13%, 4/30/2020 (a)	932,000	886,108
1.25%, 8/31/2015 (a)	1,178,000	1,198,980
1.25%, 9/30/2015	1,163,000	1,184,271
1.25%, 10/31/2015	1,185,000	1,206,840
1.25%, 1/31/2019 (a)	663,000	652,266
1.25%, 4/30/2019	440,000	430,822
1.25%, 10/31/2019 (a)	422,000	409,285
1.25%, 2/29/2020 (a)	800,000	769,968
1.38%, 11/30/2015	1,222,000	1,247,980
1.38%, 6/30/2018	1,000,000	999,300
1.38%, 9/30/2018	817,000	813,234
1.38%, 11/30/2018 (a)	455,000	451,751
1.38%, 12/31/2018 (a)	567,000	562,277
1.38%, 2/28/2019 (a)	425,000	420,283
1.38%, 1/31/2020	750,000	729,060
1.38%, 5/31/2020 (a)	777,000	749,681
1.50%, 6/30/2016	1,177,000	1,205,460
1.50%, 7/31/2016	1,213,000	1,241,954
1.50%, 8/31/2018	673,000	674,817
1.50%, 3/31/2019	425,000	422,569
1.63%, 8/15/2022	1,504,000	1,410,481
1.63%, 11/15/2022	1,787,000	1,667,325
1.75%, 7/31/2015	1,014,000	1,042,716
1.75%, 5/31/2016	906,000	934,657
1.75%, 10/31/2018	506,000	513,049
1.75%, 5/15/2022	1,343,000	1,280,027
1.75%, 5/15/2023 (a)	918,000	859,551

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

1.88%, 6/30/2015	$1,009,000	$1,039,300
1.88%, 8/31/2017	1,061,000	1,093,254
1.88%, 9/30/2017	897,000	923,542
1.88%, 10/31/2017	900,000	925,983
1.88%, 6/30/2020	700,000	697,291
2.00%, 1/31/2016	1,066,000	1,106,242
2.00%, 4/30/2016	810,000	841,145
2.00%, 11/15/2021	1,391,000	1,366,212
2.00%, 2/15/2022 (a)	1,369,000	1,338,458
2.00%, 2/15/2023 (a)	2,042,000	1,964,138
2.13%, 11/30/2014	1,535,000	1,575,908
2.13%, 5/31/2015	1,284,000	1,327,489
2.13%, 12/31/2015	1,143,000	1,188,846
2.13%, 2/29/2016 (a)	567,000	590,451
2.13%, 8/15/2021	1,591,000	1,584,079
2.25%, 1/31/2015 (a)	1,090,000	1,124,008
2.25%, 3/31/2016 (a)	808,000	844,417
2.25%, 11/30/2017	689,000	719,915
2.25%, 7/31/2018 (a)	370,000	385,270
2.38%, 8/31/2014 (a)	1,472,000	1,508,859
2.38%, 9/30/2014	1,487,000	1,526,792
2.38%, 10/31/2014	1,446,000	1,487,124
2.38%, 2/28/2015	1,630,000	1,686,317
2.38%, 3/31/2016	702,000	736,356
2.38%, 7/31/2017	915,000	961,857
2.38%, 5/31/2018	541,000	567,087
2.38%, 6/30/2018	508,000	532,094
2.50%, 3/31/2015	1,632,000	1,694,130
2.50%, 4/30/2015	1,336,000	1,388,665
2.50%, 6/30/2017 (a)	654,000	690,938
2.63%, 7/31/2014	1,389,000	1,425,295
2.63%, 12/31/2014	1,405,000	1,454,835
2.63%, 2/29/2016	405,000	427,186
2.63%, 4/30/2016	409,000	431,908
2.63%, 1/31/2018	472,000	500,816
2.63%, 4/30/2018	643,000	681,612
2.63%, 8/15/2020 (a)	1,210,000	1,264,075
2.63%, 11/15/2020	1,956,000	2,037,800
2.75%, 11/30/2016	1,049,000	1,115,790
2.75%, 5/31/2017 (a)	730,000	778,494
2.75%, 12/31/2017	684,000	729,466
2.75%, 2/28/2018	586,000	625,198
2.75%, 2/15/2019	966,000	1,027,988
2.88%, 3/31/2018 (a)	582,000	623,939
3.00%, 8/31/2016	875,000	937,055
3.00%, 9/30/2016	636,000	681,557
3.00%, 2/28/2017	548,000	588,760
3.13%, 10/31/2016	657,000	706,833
3.13%, 1/31/2017	1,048,000	1,130,540
3.13%, 4/30/2017	729,000	787,080
3.13%, 5/15/2019	968,000	1,050,222
3.13%, 5/15/2021	1,152,000	1,236,914
3.25%, 5/31/2016	375,000	403,279
3.25%, 6/30/2016	773,000	832,080
3.25%, 7/31/2016 (a)	703,000	757,321
3.25%, 12/31/2016	733,000	793,245
3.25%, 3/31/2017 (a)	639,000	692,740
3.38%, 11/15/2019 (a)	1,232,000	1,355,582
3.50%, 2/15/2018	821,000	903,445
3.50%, 5/15/2020	894,000	988,862
3.63%, 8/15/2019	939,000	1,045,708
3.63%, 2/15/2020 (a)	1,407,000	1,569,495
3.63%, 2/15/2021 (a)	1,450,000	1,611,718
3.75%, 11/15/2018	983,000	1,098,807
3.88%, 5/15/2018 (a)	480,000	537,638
4.00%, 2/15/2015	1,090,000	1,155,389
4.00%, 8/15/2018	359,000	405,340
4.13%, 5/15/2015	739,000	791,203
4.25%, 8/15/2014	729,000	761,951
4.25%, 11/15/2014 (a)	580,000	611,923
4.25%, 8/15/2015	1,055,000	1,140,961
4.25%, 11/15/2017	514,000	581,355
4.50%, 11/15/2015	799,000	874,793
4.50%, 2/15/2016	700,000	771,911
4.50%, 5/15/2017	518,000	586,682
4.63%, 11/15/2016	803,000	904,780
4.63%, 2/15/2017 (a)	433,000	489,619
4.75%, 8/15/2017	488,000	560,121
4.88%, 8/15/2016	625,000	705,062
5.13%, 5/15/2016	467,000	526,771

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $169,304,443)		171,998,067

	Shares
SHORT TERM INVESTMENTS — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	20,282,916	20,282,916
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	38,813	38,813

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $20,321,729)		20,321,729

TOTAL INVESTMENTS — 111.2% (f)
(Cost $189,626,172)		192,319,796
OTHER ASSETS & LIABILITIES — (11.2)%		(19,307,930)

NET ASSETS — 100.0%		$173,011,866

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
2.75%, 8/15/2042	$3,180,000	$2,742,782
2.75%, 11/15/2042 (a)	3,194,000	2,751,918
2.88%, 5/15/2043 (a)	2,247,000	1,988,078
3.00%, 5/15/2042	2,374,000	2,162,310
3.13%, 11/15/2041	2,846,000	2,666,588
3.13%, 2/15/2042	2,740,000	2,563,763
3.13%, 2/15/2043	3,324,000	3,100,361
3.50%, 2/15/2039	1,438,000	1,460,677
3.75%, 8/15/2041	1,951,000	2,058,812
3.88%, 8/15/2040	2,043,000	2,207,033
4.25%, 5/15/2039	1,100,000	1,264,142
4.25%, 11/15/2040	2,073,000	2,382,084
4.38%, 2/15/2038	712,000	833,560
4.38%, 11/15/2039	1,756,000	2,057,839
4.38%, 5/15/2040 (a)	2,034,000	2,384,153
4.38%, 5/15/2041	1,506,000	1,765,454
4.50%, 2/15/2036	1,266,000	1,507,565
4.50%, 5/15/2038	1,040,000	1,240,533
4.50%, 8/15/2039 (a)	1,207,000	1,442,172
4.63%, 2/15/2040	1,891,000	2,302,765
4.75%, 2/15/2037	464,000	572,335
4.75%, 2/15/2041	1,668,000	2,071,940
5.00%, 5/15/2037	532,000	678,885
5.25%, 11/15/2028	637,000	809,557
5.25%, 2/15/2029	638,000	811,491
5.38%, 2/15/2031 (a)	1,069,000	1,392,415
5.50%, 8/15/2028 (a)	541,000	703,944
6.00%, 2/15/2026	656,000	880,490
6.13%, 11/15/2027	955,000	1,310,155
6.13%, 8/15/2029	451,000	627,251
6.25%, 8/15/2023	1,125,000	1,509,424
6.25%, 5/15/2030	767,000	1,086,287
6.38%, 8/15/2027	406,000	568,319
6.50%, 11/15/2026	424,000	596,170
6.63%, 2/15/2027	376,000	535,428
6.75%, 8/15/2026 (a)	332,000	475,251
6.88%, 8/15/2025 (a)	416,000	595,492
7.50%, 11/15/2024 (a)	470,000	697,010
7.63%, 2/15/2025 (a)	351,000	526,963

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $64,019,752)		57,331,396

	Shares
SHORT TERM INVESTMENTS — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	6,294,185	6,294,185
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	11,513	11,513

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $6,305,698)		6,305,698

TOTAL INVESTMENTS — 109.9% (f)
(Cost $70,325,450)		63,637,094
OTHER ASSETS & LIABILITIES — (9.9)%		(5,728,667)

NET ASSETS — 100.0%		$57,908,427

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.5%
AEROSPACE & DEFENSE — 0.5%
General Dynamics Corp. 1.38%, 1/15/2015	$3,013,000	$3,044,456
Lockheed Martin Corp. 2.13%, 9/15/2016	450,000	458,563
Precision Castparts Corp. 0.70%, 12/20/2015	1,500,000	1,494,814
Textron, Inc. 6.20%, 3/15/2015	1,000,000	1,073,690
The Boeing Co. 3.50%, 2/15/2015 (a)	1,755,000	1,832,903
United Technologies Corp. 4.88%, 5/1/2015	5,675,000	6,090,474

		13,994,900

AIRLINES — 0.1%
Southwest Airlines Co. 5.25%, 10/1/2014	1,620,000	1,697,151

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.50%, 1/15/2016	2,173,000	2,394,774

AUTOMOBILES — 0.2%
Harley-Davidson, Inc. 15.00%, 2/1/2014	50,000	53,845
PACCAR Financial Corp.:
0.75%, 8/14/2015	2,010,000	2,010,346
0.80%, 2/8/2016	1,000,000	992,466
1.05%, 6/5/2015 (a)	1,000,000	999,585
1.55%, 9/29/2014	2,118,000	2,143,121

		6,199,363

BEVERAGES — 2.6%
Anheuser-Busch InBev Finance, Inc. 0.80%, 1/15/2016 (a)	3,900,000	3,873,272
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015 (a)	6,500,000	6,494,523
1.50%, 7/14/2014	2,600,000	2,625,706
2.88%, 2/15/2016	800,000	837,143
3.63%, 4/15/2015	1,500,000	1,573,134
4.13%, 1/15/2015	6,389,000	6,711,054
5.38%, 11/15/2014	7,125,000	7,574,803
Beam, Inc. 5.38%, 1/15/2016	1,497,000	1,635,305
Brown-Forman Corp. 2.50%, 1/15/2016	750,000	775,751
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015 (a)	1,425,000	1,452,289
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,179,830
Diageo Capital PLC 0.63%, 4/29/2016 (a)	4,000,000	3,950,065
Diageo Finance BV:
3.25%, 1/15/2015	1,600,000	1,663,047
5.30%, 10/28/2015 (a)	700,000	767,774
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016 (a)	2,250,000	2,331,352
PepsiCo, Inc.:
0.70%, 8/13/2015	4,475,000	4,464,522
0.70%, 2/26/2016 (a)	2,437,000	2,412,568
0.75%, 3/5/2015	2,500,000	2,501,172
0.80%, 8/25/2014 (a)	3,000,000	3,007,146
2.50%, 5/10/2016	5,500,000	5,712,203
3.10%, 1/15/2015	4,125,000	4,275,503
The Coca-Cola Co.:
0.75%, 3/13/2015 (a)	3,500,000	3,503,434
1.50%, 11/15/2015	3,325,000	3,378,651
1.80%, 9/1/2016	250,000	255,711

		74,955,958

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.88%, 11/15/2014	4,188,000	4,252,664
2.30%, 6/15/2016	1,000,000	1,026,131
4.85%, 11/18/2014 (a)	4,750,000	5,014,116
Celgene Corp. 2.45%, 10/15/2015	1,775,000	1,823,234
Genentech, Inc. 4.75%, 7/15/2015 (a)	4,200,000	4,528,449
Genzyme Corp. 3.63%, 6/15/2015	2,500,000	2,639,678
Gilead Sciences, Inc. 2.40%, 12/1/2014	4,250,000	4,340,024
Life Technologies Corp.:
3.50%, 1/15/2016	1,160,000	1,204,486
4.40%, 3/1/2015	2,750,000	2,878,794

		27,707,576

BUILDING MATERIALS — 0.1%
CRH America, Inc.:
4.13%, 1/15/2016	2,000,000	2,102,433
6.00%, 9/30/2016	100,000	112,363

		2,214,796

CAPITAL MARKETS — 7.2%
BlackRock, Inc.:
1.38%, 6/1/2015	2,000,000	2,022,142
3.50%, 12/10/2014 (a)	6,150,000	6,397,305
BNY Mellon NA:
4.75%, 12/15/2014	250,000	265,044
5.45%, 4/1/2016	1,508,000	1,672,408
Deutsche Bank Financial LLC 5.38%, 3/2/2015 (a)	3,500,000	3,696,388
HSBC Finance Capital Trust IX 5.91%, 11/30/2035	2,870,000	2,870,000
Jefferies Group LLC:
3.88%, 11/9/2015 (a)	3,000,000	3,115,252
5.50%, 3/15/2016	1,500,000	1,607,009
Morgan Stanley:
1.75%, 2/25/2016	6,009,000	5,940,567
2.88%, 7/28/2014	2,635,000	2,673,709
3.45%, 11/2/2015	6,000,000	6,170,892
3.80%, 4/29/2016 (a)	9,300,000	9,642,217
4.00%, 7/24/2015	4,332,000	4,511,486
4.10%, 1/26/2015	10,262,000	10,634,959
4.20%, 11/20/2014	9,500,000	9,824,941
5.38%, 10/15/2015	8,750,000	9,398,698

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

5.45%, 1/9/2017	$1,000,000	$1,077,196
6.00%, 4/28/2015	11,400,000	12,235,891
TD Ameritrade Holding Corp. 4.15%, 12/1/2014 (a)	4,570,000	4,779,126
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	4,250,000	4,245,936
0.70%, 3/4/2016	3,250,000	3,216,299
1.20%, 2/20/2015	4,270,000	4,300,151
3.10%, 1/15/2015 (a)	900,000	933,824
4.95%, 3/15/2015 (a)	3,587,000	3,832,808
The Bear Stearns Cos. LLC 5.70%, 11/15/2014 (a)	7,500,000	7,979,995
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	997,804
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	5,790,000	5,784,317
3.30%, 5/3/2015	13,000,000	13,376,781
3.63%, 2/7/2016 (a)	17,850,000	18,606,781
3.70%, 8/1/2015	11,965,000	12,429,727
5.00%, 10/1/2014 (a)	5,790,000	6,062,667
5.13%, 1/15/2015 (a)	11,850,000	12,511,842
5.35%, 1/15/2016	11,000,000	11,895,094
5.50%, 11/15/2014	5,576,000	5,897,980

		210,607,236

CHEMICALS — 1.5%
Airgas, Inc.:
3.25%, 10/1/2015	1,000,000	1,041,047
4.50%, 9/15/2014	5,124,000	5,341,985
Albemarle Corp. 5.10%, 2/1/2015	1,500,000	1,586,791
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	1,500,000	1,537,753
2.75%, 4/1/2016	2,290,000	2,395,595
3.25%, 1/15/2015	4,330,000	4,500,621
4.75%, 3/15/2015	2,034,000	2,170,103
5.25%, 12/15/2016	100,000	113,507
Eastman Chemical Co. 3.00%, 12/15/2015	655,000	682,766
Ecolab, Inc.:
1.00%, 8/9/2015 (a)	2,873,000	2,867,522
2.38%, 12/8/2014 (a)	4,000,000	4,093,142
3.00%, 12/8/2016	450,000	469,529
Lubrizol Corp. 5.50%, 10/1/2014	49,000	51,958
Monsanto Co. 2.75%, 4/15/2016	500,000	520,568
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	2,500,000	2,652,843
Praxair, Inc.:
0.75%, 2/21/2016 (a)	2,600,000	2,582,144
3.25%, 9/15/2015 (a)	660,000	694,953
4.63%, 3/30/2015	2,100,000	2,242,041
5.25%, 11/15/2014	2,000,000	2,125,699
The Dow Chemical Co. 2.50%, 2/15/2016	3,000,000	3,092,937
The Sherwin-Williams Co. 3.13%, 12/15/2014	2,250,000	2,325,821

		43,089,325

COMMERCIAL BANKS — 16.4%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	4,100,000	4,330,278
American Express Centurion Bank 0.88%, 11/13/2015 (a)	2,750,000	2,739,302
Associated Banc-Corp. 5.13%, 3/28/2016	900,000	966,528
Australia & New Zealand Banking Group, Ltd. 0.90%, 2/12/2016	7,195,000	7,149,841
Bancolombia SA 4.25%, 1/12/2016 (a)	2,500,000	2,568,750
Bank of Montreal 0.80%, 11/6/2015 (a)	4,400,000	4,393,693
Bank of Nova Scotia:
0.75%, 10/9/2015 (a)	5,612,000	5,587,853
0.95%, 3/15/2016	1,500,000	1,492,251
1.85%, 1/12/2015	4,947,000	5,026,483
2.05%, 10/7/2015	5,000,000	5,123,953
2.55%, 1/12/2017	500,000	511,589
2.90%, 3/29/2016	5,350,000	5,603,008
3.40%, 1/22/2015	9,875,000	10,273,091
Bank One Corp. 4.90%, 4/30/2015	2,000,000	2,133,867
Barclays Bank PLC:
2.75%, 2/23/2015 (a)	5,800,000	5,951,487
3.90%, 4/7/2015 (a)	5,500,000	5,769,454
5.20%, 7/10/2014 (a)	5,600,000	5,839,723
BB&T Corp.:
3.20%, 3/15/2016	5,000,000	5,238,493
3.95%, 4/29/2016	2,625,000	2,810,341
5.20%, 12/23/2015 (a)	2,500,000	2,724,681
BBVA US Senior SAU 4.66%, 10/9/2015	9,931,000	10,270,641
BNP Paribas:
3.25%, 3/11/2015 (a)	13,010,000	13,446,594
3.60%, 2/23/2016 (a)	10,500,000	11,006,816
BPCE SA 1.70%, 4/25/2016	1,000,000	990,612
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015 (a)	6,250,000	6,251,132
2.35%, 12/11/2015 (a)	7,356,000	7,609,351
Capital One Financial Corp.:
1.00%, 11/6/2015	5,300,000	5,234,039
5.50%, 6/1/2015	3,519,000	3,781,023
Comerica, Inc.:
3.00%, 9/16/2015	1,525,000	1,591,720
4.80%, 5/1/2015	393,000	416,419
Commonwealth Bank of Australia/New York, NY:
1.25%, 9/18/2015 (a)	5,525,000	5,562,209
1.95%, 3/16/2015 (a)	10,250,000	10,442,220
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 2.13%, 10/13/2015	6,950,000	7,111,458

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Credit Suisse of New York, NY 3.50%, 3/23/2015 (a)	$13,000,000	$13,591,400
Deutsche Bank AG London:
3.25%, 1/11/2016	10,000,000	10,472,032
3.45%, 3/30/2015	5,475,000	5,707,503
3.88%, 8/18/2014	4,656,000	4,819,906
Fifth Third Bancorp 3.63%, 1/25/2016	4,350,000	4,576,870
Fifth Third Bank:
0.90%, 2/26/2016	1,900,000	1,858,582
4.75%, 2/1/2015	4,000,000	4,203,142
First Horizon National Corp. 5.38%, 12/15/2015	500,000	538,465
HSBC USA, Inc. 2.38%, 2/13/2015	11,675,000	11,952,282
Intesa Sanpaolo SpA 3.13%, 1/15/2016	6,541,000	6,397,208
KeyBank NA:
4.95%, 9/15/2015	656,000	705,027
5.80%, 7/1/2014	3,925,000	4,112,329
7.41%, 5/6/2015	2,000,000	2,212,982
KeyCorp 3.75%, 8/13/2015	4,460,000	4,692,944
Lloyds TSB Bank PLC 4.88%, 1/21/2016	6,765,000	7,329,188
M&I Marshall & Ilsley Bank 4.85%, 6/16/2015	594,000	634,619
National Australia Bank/New York:
0.90%, 1/20/2016 (a)	2,500,000	2,484,673
1.60%, 8/7/2015	7,750,000	7,855,810
2.00%, 3/9/2015	6,475,000	6,605,963
National Bank of Canada 1.50%, 6/26/2015	4,000,000	4,039,884
National City Corp. 4.90%, 1/15/2015 (a)	1,500,000	1,588,117
PNC Bank NA 0.80%, 1/28/2016 (a)	2,500,000	2,484,517
PNC Funding Corp.:
3.63%, 2/8/2015	7,000,000	7,298,042
4.25%, 9/21/2015	1,541,000	1,645,784
5.25%, 11/15/2015	2,350,000	2,563,700
Regions Financial Corp.:
5.75%, 6/15/2015 (a)	1,500,000	1,620,000
7.75%, 11/10/2014	3,000,000	3,241,500
Royal Bank of Canada:
0.80%, 10/30/2015	2,500,000	2,491,845
0.85%, 3/8/2016	4,260,000	4,226,914
1.15%, 3/13/2015	5,650,000	5,693,669
1.45%, 10/30/2014	5,825,000	5,883,382
2.63%, 12/15/2015	3,900,000	4,058,971
2.88%, 4/19/2016	4,000,000	4,190,188
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016 (a)	3,900,000	3,864,489
1.35%, 7/18/2015	2,750,000	2,763,222
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	175,000	186,105
SunTrust Banks, Inc. 3.60%, 4/15/2016 (a)	4,000,000	4,206,148
The Bank of New York Mellon Corp.:
1.70%, 11/24/2014	3,000,000	3,041,558
2.95%, 6/18/2015 (a)	3,500,000	3,653,904
The Royal Bank of Scotland PLC 3.95%, 9/21/2015	5,000,000	5,267,593
The Toronto-Dominion Bank 1.38%, 7/14/2014	2,150,000	2,169,601
UBS Preferred Funding Trust V 6.24%, 5/29/2049	5,000,000	5,100,000
Union Bank NA 3.00%, 6/6/2016 (a)	5,500,000	5,768,888
US Bancorp:
2.45%, 7/27/2015 (a)	3,950,000	4,071,960
2.88%, 11/20/2014	2,000,000	2,060,123
3.13%, 4/1/2015 (a)	1,250,000	1,298,356
3.15%, 3/4/2015	824,000	856,265
3.44%, 2/1/2016	3,800,000	3,976,969
US Bank NA:
3.78%, 4/29/2020	3,000,000	3,125,795
4.95%, 10/30/2014 (a)	4,450,000	4,700,500
Wachovia Bank NA:
4.80%, 11/1/2014	6,487,000	6,813,333
4.88%, 2/1/2015	2,000,000	2,111,938
5.00%, 8/15/2015	1,000,000	1,078,462
Wachovia Corp.:
5.25%, 8/1/2014	7,950,000	8,300,569
5.63%, 10/15/2016	4,000,000	4,487,123
Wells Fargo & Co.:
1.25%, 2/13/2015	11,750,000	11,817,388
1.50%, 7/1/2015	11,000,000	11,088,605
2.63%, 12/15/2016	1,000,000	1,043,097
3.63%, 4/15/2015	6,250,000	6,541,034
3.75%, 10/1/2014 (a)	9,450,000	9,796,950
5.00%, 11/15/2014	4,339,000	4,563,179
Wells Fargo Bank NA 4.75%, 2/9/2015	1,300,000	1,371,194
Westpac Banking Corp.:
0.95%, 1/12/2016	6,500,000	6,460,524
1.13%, 9/25/2015 (a)	5,650,000	5,672,811
3.00%, 8/4/2015	9,786,000	10,202,163
3.00%, 12/9/2015	3,048,000	3,187,594
4.20%, 2/27/2015 (a)	8,175,000	8,611,453
Zions Bancorporation 7.75%, 9/23/2014	1,500,000	1,597,500

		482,582,731

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015	1,365,000	1,448,257
Block Financial LLC 5.13%, 10/30/2014	515,000	538,175
Pitney Bowes, Inc.:
4.75%, 1/15/2016 (a)	1,500,000	1,565,775
4.88%, 8/15/2014	670,000	692,457
The Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	531,000	576,839
The Western Union Co. 2.38%, 12/10/2015 (a)	650,000	655,905

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Waste Management, Inc. 6.38%, 3/11/2015	$1,670,000	$1,811,786

		7,289,194

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
2.90%, 11/17/2014 (a)	3,400,000	3,512,284
5.50%, 2/22/2016	13,200,000	14,709,996
Juniper Networks, Inc. 3.10%, 3/15/2016	1,900,000	1,962,650

		20,184,930

COMPUTERS & PERIPHERALS — 1.7%
Apple, Inc. 0.45%, 5/3/2016 (a)	7,250,000	7,169,963
Computer Sciences Corp. 2.50%, 9/15/2015	1,696,000	1,725,533
Dell, Inc.:
2.30%, 9/10/2015	2,419,000	2,406,905
3.10%, 4/1/2016	500,000	495,000
Hewlett-Packard Co.:
2.13%, 9/13/2015	4,500,000	4,551,632
2.35%, 3/15/2015	5,100,000	5,173,389
2.63%, 12/9/2014 (a)	4,900,000	4,989,290
2.65%, 6/1/2016 (a)	3,872,000	3,949,078
3.30%, 12/9/2016	400,000	413,225
International Business Machines Corp.:
0.45%, 5/6/2016 (a)	2,750,000	2,704,264
0.75%, 5/11/2015 (a)	5,000,000	5,019,251
0.88%, 10/31/2014	6,500,000	6,535,584
1.95%, 7/22/2016	460,000	471,106
2.00%, 1/5/2016 (a)	4,000,000	4,099,517

		49,703,737

CONSUMER FINANCE — 1.0%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	2,500,000	2,490,620
0.70%, 2/26/2016	1,000,000	990,493
1.05%, 3/26/2015 (a)	1,000,000	1,007,035
1.10%, 5/29/2015 (a)	3,500,000	3,525,744
1.13%, 12/15/2014	3,155,000	3,179,346
4.63%, 6/1/2015 (a)	80,000	85,583
4.75%, 2/17/2015	500,000	532,363
John Deere Capital Corp.:
0.70%, 9/4/2015	2,500,000	2,493,986
0.88%, 4/17/2015	2,500,000	2,507,260
0.95%, 6/29/2015 (a)	2,500,000	2,510,289
1.25%, 12/2/2014 (a)	2,425,000	2,447,527
1.85%, 9/15/2016	250,000	254,188
2.25%, 6/7/2016	2,000,000	2,062,431
2.95%, 3/9/2015 (a)	3,500,000	3,638,483
MBNA Corp. 5.00%, 6/15/2015	1,410,000	1,497,940

		29,223,288

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 5.65%, 8/1/2014	1,000,000	1,048,390

DIVERSIFIED CONSUMER SERVICES — 0.1%
Yale University 2.90%, 10/15/2014	1,374,000	1,415,555

DIVERSIFIED FINANCIAL SERVICES — 21.6%
American Express Credit Corp.:
1.75%, 6/12/2015	8,794,000	8,905,210
2.75%, 9/15/2015	7,075,000	7,329,918
5.13%, 8/25/2014 (a)	7,850,000	8,238,561
5.30%, 12/2/2015 (a)	1,432,000	1,575,492
Ameriprise Financial, Inc. 5.65%, 11/15/2015	2,635,000	2,922,043
Aon Corp. 3.50%, 9/30/2015	1,698,000	1,780,764
Bank of America Corp.:
1.25%, 1/11/2016 (a)	5,750,000	5,644,996
1.50%, 10/9/2015	8,750,000	8,722,383
3.63%, 3/17/2016	8,000,000	8,353,237
3.70%, 9/1/2015 (a)	6,000,000	6,248,661
3.75%, 7/12/2016	500,000	524,935
4.50%, 4/1/2015	19,000,000	19,932,643
4.75%, 8/1/2015	5,450,000	5,783,936
5.13%, 11/15/2014	6,000,000	6,315,951
5.25%, 12/1/2015 (a)	1,750,000	1,873,133
7.75%, 8/15/2015	1,144,000	1,271,320
Boeing Capital Corp. 3.25%, 10/27/2014 (a)	3,500,000	3,622,339
BP Capital Markets PLC:
3.13%, 10/1/2015 (a)	10,088,000	10,565,577
3.20%, 3/11/2016	7,429,000	7,802,605
3.88%, 3/10/2015	9,503,000	9,986,068
Capital One Financial Corp.:
2.13%, 7/15/2014	450,000	455,257
2.15%, 3/23/2015	7,100,000	7,207,391
Citigroup, Inc.:
1.25%, 1/15/2016 (a)	8,000,000	7,863,029
1.30%, 4/1/2016 (a)	2,900,000	2,850,175
2.25%, 8/7/2015	5,125,000	5,189,052
2.65%, 3/2/2015	5,500,000	5,600,018
3.63%, 12/9/2014	2,000,000	2,059,052
3.95%, 6/15/2016	10,000,000	10,559,383
4.59%, 12/15/2015	8,000,000	8,524,851
4.70%, 5/29/2015 (a)	3,000,000	3,171,882
4.75%, 5/19/2015	10,100,000	10,679,681
4.88%, 5/7/2015 (a)	3,855,000	4,077,498
5.00%, 9/15/2014	17,700,000	18,384,598
5.30%, 1/7/2016 (a)	4,500,000	4,851,830
5.50%, 10/15/2014	8,250,000	8,670,383
6.01%, 1/15/2015	7,250,000	7,752,321
6.38%, 8/12/2014	11,725,000	12,368,365
Countrywide Financial Corp. 6.25%, 5/15/2016	4,500,000	4,880,753
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,741,000	6,076,069
5.13%, 8/15/2015	6,625,000	7,169,377
5.38%, 3/2/2016	2,900,000	3,205,432
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	4,350,000	4,263,529
2.50%, 1/15/2016 (a)	3,000,000	3,022,511
2.75%, 5/15/2015	5,700,000	5,778,969

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

3.88%, 1/15/2015	$7,500,000	$7,718,734
3.98%, 6/15/2016	4,000,000	4,168,726
4.21%, 4/15/2016	6,500,000	6,806,872
5.63%, 9/15/2015 (a)	3,550,000	3,810,895
7.00%, 4/15/2015 (a)	8,400,000	9,112,109
8.70%, 10/1/2014	4,800,000	5,210,989
12.00%, 5/15/2015	2,051,000	2,415,826
Franklin Resources, Inc. 3.13%, 5/20/2015	910,000	947,921
General Electric Capital Corp.:
1.00%, 12/11/2015	5,000,000	4,988,959
1.00%, 1/8/2016	6,700,000	6,659,516
1.63%, 7/2/2015 (a)	11,000,000	11,115,891
2.15%, 1/9/2015	13,900,000	14,185,095
2.25%, 11/9/2015	9,135,000	9,348,097
2.38%, 6/30/2015	550,000	562,806
2.95%, 5/9/2016	9,950,000	10,339,129
3.50%, 6/29/2015 (a)	2,652,000	2,774,977
3.75%, 11/14/2014	7,350,000	7,640,385
4.38%, 9/21/2015	3,419,000	3,656,928
4.75%, 9/15/2014	5,397,000	5,659,442
4.88%, 3/4/2015	5,579,000	5,936,000
5.00%, 1/8/2016	6,000,000	6,518,171
HSBC Finance Corp.:
5.00%, 6/30/2015 (a)	7,661,000	8,203,624
5.25%, 4/15/2015 (a)	4,440,000	4,741,532
5.50%, 1/19/2016	9,350,000	10,258,897
JPMorgan Chase & Co.:
0.89%, 2/26/2016	160,000	159,670
1.10%, 10/15/2015	8,240,000	8,167,587
1.13%, 2/26/2016 (a)	3,800,000	3,729,529
1.88%, 3/20/2015	7,500,000	7,586,907
2.60%, 1/15/2016	8,000,000	8,159,239
3.15%, 7/5/2016	1,000,000	1,035,095
3.40%, 6/24/2015	6,750,000	7,007,165
3.45%, 3/1/2016	15,050,000	15,675,743
3.70%, 1/20/2015 (a)	12,450,000	12,948,574
4.75%, 3/1/2015	5,805,000	6,149,737
5.13%, 9/15/2014	9,688,000	10,148,559
5.15%, 10/1/2015	6,000,000	6,476,810
5.25%, 5/1/2015	1,250,000	1,333,446
Lazard Group LLC 7.13%, 5/15/2015	406,000	441,355
Leucadia National Corp. 8.13%, 9/15/2015	2,500,000	2,814,550
Mellon Funding Corp. 5.00%, 12/1/2014	2,125,000	2,255,387
Merrill Lynch & Co., Inc.:
5.00%, 1/15/2015	3,000,000	3,157,159
5.30%, 9/30/2015 (a)	904,000	972,484
5.45%, 7/15/2014	7,551,000	7,890,000
6.05%, 5/16/2016 (a)	8,500,000	9,197,849
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	4,140,000	4,163,364
1.90%, 11/1/2015	832,000	849,383
3.88%, 9/16/2015	1,500,000	1,595,921
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (a)	3,590,000	3,753,661
5.00%, 3/4/2015 (a)	4,500,000	4,739,368
ORIX Corp. 4.71%, 4/27/2015	2,974,000	3,128,842
PACCAR Financial Corp.:
0.70%, 11/16/2015	1,450,000	1,441,784
0.75%, 5/16/2016	1,250,000	1,237,849
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	11,139,000	11,357,935
4.38%, 3/16/2016	7,519,000	8,068,822
4.88%, 3/16/2015 (a)	4,500,000	4,784,128
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015 (a)	2,000,000	2,072,923
Toyota Motor Credit Corp.:
0.80%, 5/17/2016 (a)	4,455,000	4,421,704
0.88%, 7/17/2015 (a)	7,000,000	7,016,047
1.00%, 2/17/2015	5,000,000	5,027,330
1.25%, 11/17/2014	3,826,000	3,860,501
2.00%, 9/15/2016	100,000	102,145
2.80%, 1/11/2016 (a)	2,540,000	2,646,422
3.20%, 6/17/2015 (a)	5,800,000	6,068,946
UBS AG of Stamford, CT 3.88%, 1/15/2015 (a)	7,560,000	7,909,861

		634,396,480

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.:
0.80%, 12/1/2015 (a)	4,850,000	4,824,386
0.88%, 2/13/2015 (a)	5,350,000	5,350,270
0.90%, 2/12/2016 (a)	3,000,000	2,973,507
2.50%, 8/15/2015	11,250,000	11,602,995
2.95%, 5/15/2016 (a)	8,500,000	8,883,194
5.10%, 9/15/2014	12,585,000	13,226,288
5.63%, 6/15/2016	6,000,000	6,713,909
British Telecommunications PLC:
1.63%, 6/28/2016	1,473,000	1,479,902
2.00%, 6/22/2015	4,100,000	4,172,558
Qwest Corp. 7.50%, 10/1/2014	3,100,000	3,329,707
Verizon Communications, Inc.:
0.70%, 11/2/2015 (a)	5,000,000	4,974,426
1.25%, 11/3/2014 (a)	5,132,000	5,166,673
3.00%, 4/1/2016	5,540,000	5,802,087
4.90%, 9/15/2015	1,075,000	1,166,418
5.55%, 2/15/2016	6,104,000	6,771,512

		86,437,832

ELECTRIC UTILITIES — 3.1%
Alabama Power Co. 0.55%, 10/15/2015	1,891,000	1,876,388
Appalachian Power Co. 3.40%, 5/24/2015	520,000	540,975
Arizona Public Service Co. 4.65%, 5/15/2015	540,000	576,548
Carolina Power & Light Co.:
5.15%, 4/1/2015	100,000	107,558
5.25%, 12/15/2015	1,654,000	1,822,309
CMS Energy Corp. 4.25%, 9/30/2015 (a)	2,275,000	2,410,528
Commonwealth Edison Co.:
4.70%, 4/15/2015 (a)	375,000	398,900

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

5.95%, 8/15/2016	$502,000	$571,625
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	1,053,000	1,159,281
Dominion Resources, Inc.:
2.25%, 9/1/2015	1,150,000	1,179,685
5.15%, 7/15/2015	2,150,000	2,320,909
Duke Energy Carolinas LLC 5.30%, 10/1/2015 (a)	1,500,000	1,646,950
Duke Energy Corp.:
3.35%, 4/1/2015	2,100,000	2,185,686
3.95%, 9/15/2014	3,000,000	3,109,739
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	720,000	808,918
Entergy Corp. 3.63%, 9/15/2015	1,500,000	1,552,576
Entergy Louisiana LLC 1.88%, 12/15/2014 (a)	3,225,000	3,275,454
Exelon Corp. 4.90%, 6/15/2015 (a)	2,400,000	2,561,862
Florida Power Corp.:
0.65%, 11/15/2015 (a)	2,035,000	2,018,732
5.10%, 12/1/2015 (a)	1,000,000	1,095,333
Georgia Power Co.:
0.63%, 11/15/2015	1,250,000	1,239,276
0.75%, 8/10/2015 (a)	2,500,000	2,495,214
Jersey Central Power & Light Co. 5.63%, 5/1/2016	3,000,000	3,294,157
Kentucky Utilities Co. 1.63%, 11/1/2015	1,000,000	1,018,056
LG&E and KU Energy LLC 2.13%, 11/15/2015	3,500,000	3,559,659
Louisville Gas & Electric Co. 1.63%, 11/15/2015	200,000	203,671
Nevada Power Co. 5.88%, 1/15/2015	2,165,000	2,331,255
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	4,817,000	4,835,989
2.60%, 9/1/2015	515,000	529,904
7.88%, 12/15/2015	405,000	467,101
Nisource Finance Corp. 5.40%, 7/15/2014	2,475,000	2,584,839
Northern States Power Co. 1.95%, 8/15/2015	775,000	791,377
Ohio Power Co. 6.00%, 6/1/2016	299,000	335,026
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	1,750,000	1,887,897
Peco Energy Co. 5.00%, 10/1/2014	2,300,000	2,420,126
Pepco Holdings, Inc. 2.70%, 10/1/2015	150,000	153,658
PPL Energy Supply LLC 5.40%, 8/15/2014	405,000	424,870
Progress Energy, Inc. 5.63%, 1/15/2016	15,000	16,558
PSEG Power LLC:
2.75%, 9/15/2016	75,000	76,868
5.50%, 12/1/2015	1,100,000	1,204,258
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	3,154,000	3,161,329
2.70%, 5/1/2015	577,000	596,998
5.00%, 8/15/2014 (a)	1,000,000	1,048,417
San Diego Gas & Electric Co. 5.30%, 11/15/2015	635,000	700,555
Scottish Power, Ltd. 5.38%, 3/15/2015 (a)	3,009,000	3,181,393
Sierra Pacific Power Co. 6.00%, 5/15/2016	1,277,000	1,445,868
Southern California Edison Co.:
4.15%, 9/15/2014	1,348,000	1,403,858
5.00%, 1/15/2016 (a)	2,500,000	2,747,128
Southern Power Co. 4.88%, 7/15/2015 (a)	4,371,000	4,712,743
The Southern Co. 2.38%, 9/15/2015	2,500,000	2,575,241
Virginia Electric and Power Co. 5.40%, 1/15/2016	2,000,000	2,217,695
Westar Energy, Inc. 6.00%, 7/1/2014	1,200,000	1,260,273
Wisconsin Electric Power Co. 6.25%, 12/1/2015 (a)	1,770,000	1,996,232
Xcel Energy, Inc. 0.75%, 5/9/2016	2,300,000	2,277,790

		90,415,235

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc.:
5.50%, 9/14/2015	2,250,000	2,449,790
6.50%, 11/1/2017	900,000	1,042,188

		3,491,978

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 4.75%, 11/15/2014	1,800,000	1,883,111
Emerson Electric Co.:
4.13%, 4/15/2015	655,000	693,337
4.75%, 10/15/2015	10,000	10,836
5.00%, 12/15/2014 (a)	1,332,000	1,414,962

		4,002,246

FOOD & STAPLES RETAILING — 1.1%
CVS Caremark Corp.:
3.25%, 5/18/2015 (a)	2,250,000	2,335,849
4.88%, 9/15/2014	3,125,000	3,279,701
6.13%, 8/15/2016	49,000	55,654
Safeway, Inc. 5.63%, 8/15/2014	1,500,000	1,571,298
Sysco Corp. 0.55%, 6/12/2015 (a)	1,000,000	996,877
Target Corp. 1.13%, 7/18/2014	1,685,000	1,697,015
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016 (a)	3,650,000	3,611,648
2.25%, 7/8/2015 (a)	3,725,000	3,839,681
2.80%, 4/15/2016	5,100,000	5,367,070
2.88%, 4/1/2015 (a)	4,250,000	4,418,670

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

4.50%, 7/1/2015	$1,040,000	$1,119,612
Walgreen Co. 1.00%, 3/13/2015	4,209,000	4,213,114

		32,506,189

FOOD PRODUCTS — 1.7%
Bunge Ltd. Finance Corp.:
4.10%, 3/15/2016	3,545,000	3,740,572
5.10%, 7/15/2015	500,000	536,095
Campbell Soup Co. 3.38%, 8/15/2014	2,930,000	3,019,392
ConAgra Foods, Inc.:
1.30%, 1/25/2016	2,737,000	2,737,384
1.35%, 9/10/2015	750,000	750,129
General Mills, Inc.:
0.88%, 1/29/2016 (a)	720,000	712,369
5.20%, 3/17/2015 (a)	3,550,000	3,805,942
Kellogg Co.:
1.13%, 5/15/2015	1,750,000	1,754,311
1.88%, 11/17/2016	75,000	75,813
4.45%, 5/30/2016	3,000,000	3,234,036
Kraft Foods Group, Inc. 1.63%, 6/4/2015	4,000,000	4,038,982
Mead Johnson Nutrition Co. 3.50%, 11/1/2014	1,531,000	1,574,501
Mondelez International, Inc. 4.13%, 2/9/2016	7,983,000	8,538,794
Nabisco, Inc. 7.55%, 6/15/2015	3,000,000	3,373,835
Sara Lee Corp. 2.75%, 9/15/2015 (a)	1,500,000	1,521,149
The Hershey Co. 4.85%, 8/15/2015	1,750,000	1,895,285
The Kroger Co.:
2.20%, 1/15/2017	200,000	201,233
3.90%, 10/1/2015 (a)	2,100,000	2,218,646
Tyson Foods, Inc. 6.60%, 4/1/2016	2,900,000	3,211,750
Unilever Capital Corp.:
0.45%, 7/30/2015	1,700,000	1,688,034
2.75%, 2/10/2016	900,000	937,026

		49,565,278

GAS UTILITIES — 0.1%
Atmos Energy Corp. 4.95%, 10/15/2014	2,500,000	2,626,384

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Baxter International, Inc.:
0.95%, 6/1/2016 (a)	2,500,000	2,491,812
4.63%, 3/15/2015 (a)	1,375,000	1,461,679
Boston Scientific Corp.:
4.50%, 1/15/2015	3,965,000	4,148,873
6.25%, 11/15/2015	1,000,000	1,101,837
6.40%, 6/15/2016	690,000	773,651
C.R. Bard, Inc. 2.88%, 1/15/2016	775,000	805,497
CareFusion Corp. 5.13%, 8/1/2014	1,002,000	1,044,841
Covidien International Finance SA:
1.35%, 5/29/2015	2,000,000	2,011,631
2.80%, 6/15/2015	1,250,000	1,289,969
Hospira, Inc.:
5.90%, 6/15/2014	2,600,000	2,668,183
6.40%, 5/15/2015	250,000	265,156
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	2,100,000	2,157,066
3.00%, 3/15/2015	6,660,000	6,910,922
4.75%, 9/15/2015 (a)	427,000	461,918
St Jude Medical, Inc. 2.50%, 1/15/2016 (a)	60,000	61,271
Stryker Corp. 3.00%, 1/15/2015	2,885,000	2,989,013
Zimmer Holdings, Inc. 1.40%, 11/30/2014	700,000	704,493

		31,347,812

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc. 6.00%, 6/15/2016	4,000,000	4,506,758
AmerisourceBergen Corp. 5.88%, 9/15/2015	1,416,000	1,556,639
Cardinal Health, Inc. 4.00%, 6/15/2015	1,425,000	1,499,281
Coventry Health Care, Inc. 6.30%, 8/15/2014 (a)	2,350,000	2,482,024
Howard Hughes Medical Institute 3.45%, 9/1/2014	3,240,000	3,347,493
Humana, Inc. 6.45%, 6/1/2016	250,000	282,545
Laboratory Corp. of America Holdings:
3.13%, 5/15/2016	3,000,000	3,098,438
5.63%, 12/15/2015	1,000,000	1,101,838
Quest Diagnostics, Inc.:
3.20%, 4/1/2016	1,000,000	1,037,536
5.45%, 11/1/2015 (a)	1,900,000	2,058,096
UnitedHealth Group, Inc.:
0.85%, 10/15/2015	4,715,000	4,705,216
4.88%, 3/15/2015	1,875,000	2,006,084
5.00%, 8/15/2014	2,350,000	2,461,608
5.38%, 3/15/2016 (a)	2,750,000	3,047,356
WellPoint, Inc.:
1.25%, 9/10/2015	2,000,000	2,007,694
5.00%, 12/15/2014	2,650,000	2,807,081
5.25%, 1/15/2016	5,000,000	5,475,278

		43,480,965

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp. 1.20%, 2/5/2016	2,500,000	2,478,182
Marriott International, Inc.:
5.81%, 11/10/2015	500,000	544,360
6.20%, 6/15/2016	6,000	6,748
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, 11/15/2015	1,083,000	1,224,142
Yum! Brands, Inc.:
4.25%, 9/15/2015	861,000	913,288

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

6.25%, 4/15/2016	$1,431,000	$1,603,643

		6,770,363

HOUSEHOLD DURABLES — 0.3%
MDC Holdings, Inc. 5.38%, 7/1/2015	2,000,000	2,070,000
Mohawk Industries, Inc. 6.38%, 1/15/2016	3,780,000	4,188,240
Newell Rubbermaid, Inc. 2.00%, 6/15/2015 (a)	1,150,000	1,162,332

		7,420,572

HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co. 0.60%, 11/15/2014	1,640,000	1,642,424
Kimberly-Clark Corp. 4.88%, 8/15/2015	612,000	665,160
The Clorox Co.:
3.55%, 11/1/2015 (a)	1,250,000	1,316,141
5.00%, 1/15/2015	1,250,000	1,326,325
The Procter & Gamble Co.:
0.70%, 8/15/2014 (a)	4,600,000	4,614,828
1.80%, 11/15/2015	3,900,000	3,992,216
3.50%, 2/15/2015 (a)	4,250,000	4,459,850
4.95%, 8/15/2014	6,205,000	6,519,935

		24,536,879

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc. 4.55%, 6/15/2015	2,100,000	2,227,500
TransAlta Corp. 4.75%, 1/15/2015	2,016,000	2,105,483

		4,332,983

INDUSTRIAL CONGLOMERATES — 0.5%
Cooper US, Inc.:
2.38%, 1/15/2016 (a)	750,000	769,229
5.45%, 4/1/2015	730,000	786,312
Eaton Corp. 0.95%, 11/2/2015 (c)	2,250,000	2,242,657
General Electric Co. 0.85%, 10/9/2015	9,500,000	9,480,429
Pentair Finance SA 1.35%, 12/1/2015	1,000,000	1,001,379
Tyco Electronics Group SA 1.60%, 2/3/2015	695,000	699,450
Tyco International Finance SA 3.38%, 10/15/2015	919,000	958,848

		15,938,304

INSURANCE — 3.6%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015 (a)	2,605,000	2,707,026
5.60%, 5/15/2015 (a)	1,600,000	1,737,976
Aegon NV 4.63%, 12/1/2015	2,540,000	2,728,186
Aflac, Inc. 3.45%, 8/15/2015	1,000,000	1,052,572
American International Group, Inc.:
2.38%, 8/24/2015	1,000,000	1,013,279
3.00%, 3/20/2015	3,250,000	3,349,692
4.25%, 9/15/2014	6,400,000	6,645,267
5.05%, 10/1/2015 (a)	5,461,000	5,914,588
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	2,360,000	2,507,198
Berkshire Hathaway Finance Corp.:
2.45%, 12/15/2015 (a)	2,750,000	2,860,675
4.85%, 1/15/2015	4,794,000	5,102,428
5.10%, 7/15/2014	1,125,000	1,179,257
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016 (a)	1,250,000	1,243,752
1.90%, 1/31/2017	300,000	301,674
3.20%, 2/11/2015 (a)	8,250,000	8,580,930
CNA Financial Corp. 5.85%, 12/15/2014	1,750,000	1,859,399
Everest Reinsurance Holdings, Inc. 5.40%, 10/15/2014	100,000	104,705
Genworth Financial, Inc. 4.95%, 10/1/2015 (a)	1,092,000	1,146,667
Hartford Financial Services Group, Inc. 4.00%, 3/30/2015 (a)	1,220,000	1,276,882
Lincoln National Corp.:
4.30%, 6/15/2015	1,650,000	1,752,139
7.00%, 5/17/2066	3,500,000	3,500,000
Marsh & McLennan Cos., Inc.:
5.38%, 7/15/2014	1,850,000	1,931,626
5.75%, 9/15/2015	2,750,000	3,015,684
MetLife, Inc.:
5.00%, 6/15/2015	3,900,000	4,190,155
6.75%, 6/1/2016	4,491,000	5,148,228
Principal Life Income Funding Trusts 5.55%, 4/27/2015 (a)	750,000	811,574
Prudential Financial, Inc.:
3.00%, 5/12/2016	1,450,000	1,508,064
3.88%, 1/14/2015	3,380,000	3,514,996
4.75%, 9/17/2015	6,240,000	6,708,790
5.10%, 9/20/2014	5,806,000	6,101,598
6.20%, 1/15/2015	592,000	635,657
Reinsurance Group of America, Inc. 6.75%, 12/15/2065	2,000,000	2,000,000
The Allstate Corp. 5.00%, 8/15/2014	3,865,000	4,044,099
The Travelers Cos., Inc. 5.50%, 12/1/2015	1,130,000	1,248,477
Transatlantic Holdings, Inc. 5.75%, 12/14/2015 (a)	1,380,000	1,513,986
Willis Group Holdings PLC 4.13%, 3/15/2016	500,000	522,525
Willis North America, Inc. 5.63%, 7/15/2015	1,750,000	1,870,958
XL Group PLC 5.25%, 9/15/2014 (a)	4,600,000	4,822,699

		106,153,408

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 0.65%, 11/27/2015	3,700,000	3,672,633
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,285,614

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

1.63%, 10/15/2015	$2,525,000	$2,572,621
Google, Inc. 2.13%, 5/19/2016 (a)	3,450,000	3,570,575

		11,101,443

IT SERVICES — 0.3%
Fiserv, Inc. 3.13%, 6/15/2016	540,000	560,592
International Business Machines Corp. 0.55%, 2/6/2015	8,350,000	8,355,070

		8,915,662

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
3.20%, 5/1/2015 (a)	2,000,000	2,072,603
3.20%, 3/1/2016	6,100,000	6,346,509
3.25%, 11/20/2014	1,500,000	1,547,560
5.00%, 6/1/2015	1,500,000	1,607,913

		11,574,585

MACHINERY — 0.4%
Caterpillar, Inc.:
0.95%, 6/26/2015	4,000,000	4,014,815
5.70%, 8/15/2016	23,000	26,128
Dover Corp. 4.88%, 10/15/2015	1,115,000	1,215,391
Harsco Corp. 2.70%, 10/15/2015	2,750,000	2,765,662
Timken Co. 6.00%, 9/15/2014	3,250,000	3,436,422

		11,458,418

MEDIA — 3.6%
Comcast Corp.:
5.85%, 11/15/2015	2,000,000	2,219,733
5.90%, 3/15/2016	4,950,000	5,558,334
6.50%, 1/15/2015	5,800,000	6,300,700
Cox Communications, Inc.:
5.45%, 12/15/2014	3,780,000	4,028,606
5.50%, 10/1/2015	500,000	548,848
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/2016	4,000,000	4,161,826
3.50%, 3/1/2016	5,150,000	5,412,056
3.55%, 3/15/2015	5,875,000	6,113,232
4.75%, 10/1/2014	6,403,000	6,701,116
Discovery Communications LLC 3.70%, 6/1/2015	3,110,000	3,260,390
NBCUniversal Media LLC:
2.88%, 4/1/2016	5,250,000	5,486,496
3.65%, 4/30/2015	5,500,000	5,779,939
News America, Inc. 5.30%, 12/15/2014	5,312,000	5,645,871
Omnicom Group, Inc. 5.90%, 4/15/2016	2,343,000	2,613,646
TCI Communications, Inc. 8.75%, 8/1/2015	2,215,000	2,560,934
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014	1,550,000	1,643,000
The Walt Disney Co.:
0.45%, 12/1/2015	2,233,000	2,214,768
0.88%, 12/1/2014 (a)	6,150,000	6,183,230
1.35%, 8/16/2016	300,000	301,888
Thomson Reuters Corp.:
0.88%, 5/23/2016 (a)	3,968,000	3,923,103
5.70%, 10/1/2014 (a)	2,409,000	2,554,187
Time Warner Cable, Inc. 3.50%, 2/1/2015	2,086,000	2,161,286
Time Warner, Inc. 3.15%, 7/15/2015	3,800,000	3,957,272
Viacom, Inc.:
1.25%, 2/27/2015 (a)	2,100,000	2,105,430
4.25%, 9/15/2015	500,000	532,617
4.38%, 9/15/2014	3,400,000	3,537,467
6.25%, 4/30/2016	4,862,000	5,493,140
WPP Finance UK 8.00%, 9/15/2014	4,100,000	4,425,241

		105,424,356

METALS & MINING — 1.9%
Barrick Gold Corp. 2.90%, 5/30/2016	7,550,000	7,436,851
Barrick Gold Finance Co. 4.88%, 11/15/2014	700,000	731,549
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	6,500,000	6,543,426
1.13%, 11/21/2014	5,077,000	5,117,911
5.25%, 12/15/2015	2,500,000	2,754,397
7.25%, 3/1/2016	1,520,000	1,749,991
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	3,300,000	3,295,166
Rio Tinto Alcan, Inc. 5.00%, 6/1/2015	1,243,000	1,328,746
Rio Tinto Finance USA PLC:
1.13%, 3/20/2015	2,750,000	2,756,223
1.38%, 6/17/2016	3,750,000	3,724,146
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	2,757,000	2,800,256
2.50%, 5/20/2016	2,835,000	2,903,078
Teck Resources, Ltd. 5.38%, 10/1/2015	3,500,000	3,791,429
Vale Canada, Ltd. 5.70%, 10/15/2015	975,000	1,058,905
Vale Overseas, Ltd. 6.25%, 1/11/2016	4,000,000	4,396,759
Xstrata Canada Corp.:
5.38%, 6/1/2015	3,150,000	3,324,958
6.00%, 10/15/2015	900,000	972,923

		54,686,714

MULTI-UTILITIES — 0.2%
Alliant Energy Corp. 4.00%, 10/15/2014	1,075,000	1,114,187
DTE Energy Co. 6.35%, 6/1/2016	100,000	113,346
MidAmerican Energy Co. 4.65%, 10/1/2014 (a)	1,366,000	1,433,166

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Sempra Energy 6.50%, 6/1/2016	$3,200,000	$3,650,513

		6,311,212

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014	2,119,000	2,219,550
7.88%, 7/15/2015	1,500,000	1,699,696

		3,919,246

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	5,600,000	5,846,575
6.40%, 3/15/2016	1,450,000	1,613,329
7.20%, 4/1/2016	380,000	429,931

		7,889,835

OIL, GAS & CONSUMABLE FUELS — 5.7%
Anadarko Petroleum Corp. 7.63%, 3/15/2014	300,000	313,927
Apache Finance Canada Corp. 4.38%, 5/15/2015	1,941,000	2,066,236
BP Capital Markets PLC:
0.70%, 11/6/2015 (a)	3,825,000	3,803,577
1.70%, 12/5/2014 (a)	4,350,000	4,415,315
Buckeye Partners LP 5.30%, 10/15/2014 (a)	750,000	783,847
Cameron International Corp. 1.60%, 4/30/2015	480,000	482,683
Canadian Natural Resources, Ltd.:
1.45%, 11/14/2014	2,150,000	2,163,361
4.90%, 12/1/2014 (a)	950,000	1,001,403
Cenovus Energy, Inc. 4.50%, 9/15/2014 (a)	5,235,000	5,460,936
Chevron Corp. 0.89%, 6/24/2016	5,000,000	5,006,559
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	2,045,000	2,320,179
ConocoPhillips 4.60%, 1/15/2015	6,450,000	6,828,019
Consolidated Natural Gas Co. 5.00%, 12/1/2014	1,335,000	1,410,080
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	577,419
Diamond Offshore Drilling, Inc.:
4.88%, 7/1/2015	2,000,000	2,157,570
5.15%, 9/1/2014	125,000	131,163
El Paso Pipeline Partners Operating Co. LLC 4.10%, 11/15/2015	1,824,000	1,943,267
Enbridge, Inc. 4.90%, 3/1/2015	10,000	10,622
Energy Transfer Partners LP 5.95%, 2/1/2015 (a)	4,100,000	4,398,320
Ensco PLC 3.25%, 3/15/2016	7,000,000	7,315,084
Enterprise Products Operating LLC:
1.25%, 8/13/2015	2,469,000	2,479,730
3.20%, 2/1/2016 (a)	2,323,000	2,432,072
3.70%, 6/1/2015	1,750,000	1,836,331
Series I 5.00%, 3/1/2015	1,500,000	1,599,119
Series G 5.60%, 10/15/2014 (a)	4,805,000	5,087,801
EOG Resources, Inc.:
2.50%, 2/1/2016 (a)	2,000,000	2,070,370
2.95%, 6/1/2015	1,250,000	1,300,725
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2016	500,000	525,711
5.13%, 11/15/2014 (a)	2,280,000	2,409,709
5.63%, 2/15/2015	1,067,000	1,145,808
Marathon Oil Corp. 0.90%, 11/1/2015	5,820,000	5,778,365
Marathon Petroleum Corp. 3.50%, 3/1/2016	3,280,000	3,455,716
Noble Holding International, Ltd.:
3.05%, 3/1/2016	250,000	257,145
3.45%, 8/1/2015	1,093,000	1,133,306
Occidental Petroleum Corp.:
2.50%, 2/1/2016 (a)	2,450,000	2,534,297
4.13%, 6/1/2016	3,000,000	3,233,315
ONEOK Partners LP 3.25%, 2/1/2016	2,917,000	3,038,555
ONEOK, Inc. 5.20%, 6/15/2015	2,125,000	2,278,435
PC Financial Partnership 5.00%, 11/15/2014	3,176,000	3,349,041
Petrohawk Energy Corp. 10.50%, 8/1/2014	500,000	525,000
Phillips 66 1.95%, 3/5/2015	2,900,000	2,946,109
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 9/15/2015	3,025,000	3,216,292
Shell International Finance BV:
0.63%, 12/4/2015 (a)	2,750,000	2,740,322
3.10%, 6/28/2015 (a)	7,500,000	7,853,602
3.25%, 9/22/2015 (a)	5,250,000	5,540,020
Spectra Energy Capital LLC 5.67%, 8/15/2014	3,150,000	3,310,305
Talisman Energy, Inc. 5.13%, 5/15/2015	3,000,000	3,190,685
Total Capital International SA 0.75%, 1/25/2016	1,950,000	1,935,500
Total Capital SA:
2.30%, 3/15/2016 (a)	4,238,000	4,373,819
3.00%, 6/24/2015	4,500,000	4,694,889
3.13%, 10/2/2015 (a)	5,603,000	5,874,991
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (a)	1,900,000	1,878,948
0.88%, 3/2/2015	1,850,000	1,851,014
3.40%, 6/1/2015 (a)	1,906,000	1,994,781
4.88%, 1/15/2015	2,050,000	2,174,519
Transocean, Inc. 4.95%, 11/15/2015	6,250,000	6,710,848
Valero Energy Corp. 4.50%, 2/1/2015	3,850,000	4,058,511
Williams Partners LP 3.80%, 2/15/2015	3,250,000	3,391,116

		166,796,389

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

PAPER & FOREST PRODUCTS — 0.1%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	$1,000,000	$1,050,370
Georgia-Pacific LLC 7.70%, 6/15/2015 (a)	750,000	840,177
International Paper Co. 5.30%, 4/1/2015	1,000,000	1,060,148

		2,950,695

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 2.38%, 3/15/2016	775,000	781,700
The Procter & Gamble Co.:
3.15%, 9/1/2015	2,000,000	2,105,537
4.85%, 12/15/2015 (a)	3,325,000	3,652,491

		6,539,728

PHARMACEUTICALS — 4.1%
AbbVie, Inc. 1.20%, 11/6/2015 (c)	12,500,000	12,516,774
Allergan, Inc. 5.75%, 4/1/2016 (a)	1,200,000	1,338,781
Express Scripts Holding Co.:
2.10%, 2/12/2015	5,554,000	5,644,211
2.75%, 11/21/2014	3,750,000	3,835,460
3.13%, 5/15/2016	7,397,000	7,724,169
GlaxoSmithKline Capital PLC 0.75%, 5/8/2015 (a)	5,000,000	5,005,347
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/2016	4,100,000	4,056,875
Johnson & Johnson 2.15%, 5/15/2016 (a)	3,000,000	3,106,570
McKesson Corp.:
0.95%, 12/4/2015 (a)	3,000,000	2,997,002
3.25%, 3/1/2016 (a)	2,000,000	2,102,175
Medco Health Solutions, Inc. 2.75%, 9/15/2015	1,176,000	1,211,860
Merck & Co., Inc.:
0.70%, 5/18/2016 (a)	3,000,000	2,973,292
2.25%, 1/15/2016 (a)	4,000,000	4,130,709
Merck Sharp & Dohme Corp.:
4.00%, 6/30/2015	5,000,000	5,322,381
4.75%, 3/1/2015	6,000,000	6,413,128
Mylan, Inc. 1.80%, 6/24/2016 (c)	4,187,000	4,181,636
Novartis Capital Corp. 2.90%, 4/24/2015 (a)	6,800,000	7,076,452
Pfizer, Inc. 5.35%, 3/15/2015	14,850,000	15,994,295
Sanofi:
1.20%, 9/30/2014	4,190,000	4,221,614
2.63%, 3/29/2016	5,525,000	5,752,982
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015 (a)	5,773,000	5,996,970
Watson Pharmaceuticals, Inc. 5.00%, 8/15/2014	1,500,000	1,560,894
Wyeth LLC 5.50%, 2/15/2016	3,000,000	3,348,972
Zoetis, Inc. 1.15%, 2/1/2016 (c)	4,150,000	4,145,323

		120,657,872

PROFESSIONAL SERVICES — 0.0% (b)
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	1,000,000	1,022,692

REAL ESTATE INVESTMENT TRUSTS — 1.1%
BioMed Realty LP 3.85%, 4/15/2016	2,250,000	2,356,383
Boston Properties LP 5.63%, 4/15/2015	1,950,000	2,107,957
Digital Realty Trust LP 4.50%, 7/15/2015	1,800,000	1,898,536
Duke Realty LP:
5.40%, 8/15/2014	200,000	209,237
7.38%, 2/15/2015	1,000,000	1,092,228
ERP Operating LP:
5.13%, 3/15/2016 (a)	500,000	547,948
5.25%, 9/15/2014	2,250,000	2,364,500
6.58%, 4/13/2015	2,000,000	2,193,429
HCP, Inc. 3.75%, 2/1/2016	2,500,000	2,642,357
Health Care REIT, Inc.:
3.63%, 3/15/2016	150,000	156,207
5.88%, 5/15/2015	2,000,000	2,159,290
6.20%, 6/1/2016	15,000	16,869
Hospitality Properties Trust 7.88%, 8/15/2014	2,850,000	2,966,751
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,074,335
Liberty Property LP 5.13%, 3/2/2015	1,070,000	1,134,789
Simon Property Group LP:
4.20%, 2/1/2015	1,850,000	1,933,472
5.10%, 6/15/2015 (a)	2,460,000	2,652,745
5.75%, 12/1/2015	1,553,000	1,705,935
6.10%, 5/1/2016	314,000	351,790
UDR, Inc. 5.25%, 1/15/2015	425,000	448,540
Ventas Realty LP/Ventas Capital Corp. 3.13%, 11/30/2015	560,000	582,958
Vornado Realty LP 4.25%, 4/1/2015	2,300,000	2,399,003

		32,995,259

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC:
4.88%, 1/15/2015	1,125,000	1,191,194
5.75%, 3/15/2018	1,000,000	1,151,140
Canadian National Railway Co. 5.80%, 6/1/2016	35,000	39,499
CSX Corp. 6.25%, 4/1/2015	3,210,000	3,494,999
Norfolk Southern Corp.:
5.26%, 9/17/2014	3,100,000	3,266,478
5.75%, 1/15/2016	1,500,000	1,667,586
Ryder System, Inc. 3.60%, 3/1/2016	375,000	387,095

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Union Pacific Corp. 4.88%, 1/15/2015 (a)	$950,000	$1,007,402

		12,205,393

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Analog Devices, Inc. 3.00%, 4/15/2016	1,897,000	1,987,992
Broadcom Corp. 2.38%, 11/1/2015	1,250,000	1,289,776
National Semiconductor Corp. 3.95%, 4/15/2015	1,000,000	1,055,980
Texas Instruments, Inc.:
0.45%, 8/3/2015	3,400,000	3,375,973
2.38%, 5/16/2016	5,000,000	5,180,714

		12,890,435

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015 (a)	3,000,000	3,101,344
CA, Inc. 6.13%, 12/1/2014 (a)	2,500,000	2,667,217
Fiserv, Inc. 3.13%, 10/1/2015	1,000,000	1,039,380
Microsoft Corp.:
1.63%, 9/25/2015 (a)	8,200,000	8,378,473
2.50%, 2/8/2016 (a)	2,000,000	2,072,982
Oracle Corp.:
3.75%, 7/8/2014 (a)	6,388,000	6,601,384
5.25%, 1/15/2016	9,125,000	10,084,026
Symantec Corp. 2.75%, 9/15/2015	1,500,000	1,545,739

		35,490,545

SPECIALTY RETAIL — 1.0%
AutoZone, Inc.:
5.50%, 11/15/2015 (a)	2,000,000	2,198,445
5.75%, 1/15/2015	1,500,000	1,608,728
Costco Wholesale Corp. 0.65%, 12/7/2015	7,250,000	7,237,472
Lowe’s Cos., Inc.:
2.13%, 4/15/2016 (a)	375,000	385,072
5.00%, 10/15/2015	2,825,000	3,085,985
McDonald’s Corp. 0.75%, 5/29/2015 (a)	1,000,000	1,002,052
The Home Depot, Inc. 5.40%, 3/1/2016 (a)	10,710,000	11,888,562
Wal-Mart Stores, Inc. 1.50%, 10/25/2015 (a)	3,250,000	3,306,489

		30,712,805

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 3.00%, 9/24/2015	1,760,000	1,791,148

TOBACCO — 0.5%
Altria Group, Inc. 4.13%, 9/11/2015 (a)	4,600,000	4,901,678
Philip Morris International, Inc. 2.50%, 5/16/2016	6,000,000	6,224,173
Reynolds American, Inc.:
1.05%, 10/30/2015	1,933,000	1,928,927
7.63%, 6/1/2016	2,500,000	2,913,915

		15,968,693

WIRELESS TELECOMMUNICATION SERVICES — 2.9%
Alltel Corp. 7.00%, 3/15/2016	2,250,000	2,583,682
America Movil SAB de CV:
2.38%, 9/8/2016	550,000	558,984
3.63%, 3/30/2015 (a)	1,500,000	1,553,640
5.75%, 1/15/2015	3,000,000	3,198,363
American Tower Corp. 4.63%, 4/1/2015	2,075,000	2,181,214
BellSouth Corp. 5.20%, 9/15/2014	4,749,000	4,973,147
Deutsche Telekom International Finance BV:
4.88%, 7/8/2014	2,670,000	2,772,123
5.75%, 3/23/2016	4,500,000	4,999,665
Embarq Corp. 7.08%, 6/1/2016	6,100,000	6,782,219
France Telecom SA:
2.13%, 9/16/2015	4,500,000	4,561,636
2.75%, 9/14/2016	250,000	255,829
4.38%, 7/8/2014	2,025,000	2,086,980
Rogers Communications, Inc.:
6.75%, 3/15/2015	1,048,000	1,147,908
7.50%, 3/15/2015	1,473,000	1,630,709
Telecom Italia Capital SA:
4.95%, 9/30/2014	7,700,000	7,950,250
5.25%, 10/1/2015	3,000,000	3,129,391
Telefonica Emisiones SAU:
3.73%, 4/27/2015	1,750,000	1,792,936
3.99%, 2/16/2016	5,847,000	6,022,909
4.95%, 1/15/2015	3,375,000	3,507,075
6.42%, 6/20/2016	4,992,000	5,474,510
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	4,300,000	4,573,733
Vodafone Group PLC:
0.90%, 2/19/2016	2,850,000	2,799,158
2.88%, 3/16/2016 (a)	3,300,000	3,415,994
3.38%, 11/24/2015 (a)	3,000,000	3,161,617
5.00%, 9/15/2015	2,250,000	2,435,936
5.38%, 1/30/2015	500,000	532,648
5.75%, 3/15/2016	2,250,000	2,499,742

		86,581,998

TOTAL CORPORATE BONDS & NOTES —
(Cost $2,869,140,043)		2,865,616,935

	Shares
SHORT TERM INVESTMENTS — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	132,444,155	132,444,155

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	80,639,644	$80,639,644

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $213,083,799)		213,083,799

TOTAL INVESTMENTS — 104.7% (h)
(Cost $3,082,223,842)		3,078,700,734
OTHER ASSETS & LIABILITIES — (4.7)%		(138,636,927)

NET ASSETS — 100.0%		$2,940,063,807

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.9%
AEROSPACE & DEFENSE — 1.5%
Embraer SA 5.15%, 6/15/2022	$250,000	$252,500
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	145,170
2.25%, 7/15/2016	500,000	514,949
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	503,094
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	52,504
4.75%, 7/15/2020	250,000	262,951
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	149,771
4.25%, 11/15/2019	145,000	157,026
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	242,449
2.50%, 1/15/2023	300,000	279,767
Raytheon Co. 3.13%, 10/15/2020	600,000	605,606
Textron, Inc. 4.63%, 9/21/2016	100,000	106,076
The Boeing Co.:
3.50%, 2/15/2015	500,000	522,195
4.88%, 2/15/2020	375,000	427,047
United Technologies Corp.:
1.80%, 6/1/2017	633,000	633,749
3.10%, 6/1/2022	500,000	493,806
4.50%, 4/15/2020 (a)	250,000	277,227
5.38%, 12/15/2017	320,000	365,545

		5,991,432

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.70%, 4/15/2023	100,000	93,170
8.00%, 1/15/2019	150,000	185,689
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	132,034
United Parcel Service, Inc.:
2.45%, 10/1/2022	250,000	233,916
3.13%, 1/15/2021	250,000	253,257
5.13%, 4/1/2019	250,000	287,558

		1,185,624

AIRLINES — 0.2%
American Airlines 2011-2 Pass Through Trust, Class A 8.63%, 4/15/2023	363,995	387,654
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	123,197	130,435
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	192,858	202,501
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018	177,809	200,925

		921,515

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021	250,000	261,971
5.00%, 3/30/2020	150,000	164,534

		426,505

AUTOMOBILES — 0.0% (b)
PACCAR Financial Corp. 1.55%, 9/29/2014	150,000	151,779

BEVERAGES — 2.9%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016 (a)	500,000	496,573
2.63%, 1/17/2023 (a)	250,000	233,910
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	149,874
1.38%, 7/15/2017	488,000	479,983
1.50%, 7/14/2014	100,000	100,989
2.50%, 7/15/2022	500,000	465,934
2.88%, 2/15/2016	45,000	47,089
3.63%, 4/15/2015	300,000	314,627
4.13%, 1/15/2015 (a)	195,000	204,829
5.38%, 1/15/2020	615,000	707,789
7.75%, 1/15/2019	700,000	882,017
Beam, Inc. 1.75%, 6/15/2018 (a)	250,000	244,531
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	151,128
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	139,031
4.83%, 7/15/2020	250,000	280,808
5.75%, 10/23/2017	575,000	662,375
Diageo Finance BV 3.25%, 1/15/2015	390,000	405,368
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	41,578
2.60%, 1/15/2019	200,000	199,810
3.20%, 11/15/2021 (a)	200,000	197,374
6.82%, 5/1/2018	400,000	488,008
PepsiCo, Inc.:
0.70%, 8/13/2015	450,000	448,946
1.25%, 8/13/2017 (a)	500,000	488,383
2.50%, 5/10/2016	1,000,000	1,038,582
2.75%, 3/1/2023 (a)	150,000	141,890
3.00%, 8/25/2021	320,000	315,863
3.10%, 1/15/2015	160,000	165,838
3.13%, 11/1/2020	250,000	254,830
5.00%, 6/1/2018	285,000	322,154
The Coca-Cola Co.:
0.75%, 3/13/2015	100,000	100,098
1.50%, 11/15/2015	500,000	508,068
1.65%, 3/14/2018 (a)	250,000	247,884
1.80%, 9/1/2016	200,000	204,569
3.15%, 11/15/2020	270,000	276,594
3.30%, 9/1/2021	300,000	304,704

		11,712,028

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.13%, 5/15/2017	350,000	351,379
2.30%, 6/15/2016	600,000	615,679

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

3.63%, 5/15/2022	$350,000	$348,517
4.10%, 6/15/2021	100,000	104,154
5.70%, 2/1/2019	250,000	286,970
5.85%, 6/1/2017	100,000	114,357
6.15%, 6/1/2018	350,000	410,192
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	176,785
Celgene Corp.:
1.90%, 8/15/2017	350,000	345,629
3.25%, 8/15/2022	100,000	95,188
Genentech, Inc. 4.75%, 7/15/2015	150,000	161,730
Gilead Sciences, Inc. 4.50%, 4/1/2021	375,000	405,171

		3,415,751

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	403,383

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 9.00%, 6/15/2019	45,000	55,031

CAPITAL MARKETS — 5.9%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	170,994
BlackRock, Inc.:
3.38%, 6/1/2022	350,000	349,298
5.00%, 12/10/2019	356,000	402,571
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (c)	200,000	200,000
HSBC USA, Inc. 1.63%, 1/16/2018	100,000	97,237
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	369,017
Morgan Stanley:
2.13%, 4/25/2018	213,000	203,784
2.88%, 7/28/2014 (a)	40,000	40,588
3.45%, 11/2/2015	1,500,000	1,542,723
3.75%, 2/25/2023	1,000,000	956,051
3.80%, 4/29/2016	2,550,000	2,643,834
5.50%, 1/26/2020	250,000	268,022
5.50%, 7/28/2021	450,000	479,198
5.55%, 4/27/2017	500,000	541,587
5.63%, 9/23/2019	1,235,000	1,329,181
5.75%, 1/25/2021	50,000	54,032
6.00%, 4/28/2015	150,000	160,998
7.30%, 5/13/2019	500,000	580,712
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	151,532
3.45%, 11/4/2020	100,000	102,075
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	167,141
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	119,885
1.97%, 6/20/2017	150,000	150,574
2.30%, 7/28/2016	70,000	72,330
3.10%, 1/15/2015	640,000	664,052
3.55%, 9/23/2021	375,000	380,808
4.15%, 2/1/2021	250,000	265,338
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	272,445
5.55%, 1/22/2017	500,000	550,377
7.25%, 2/1/2018	1,045,000	1,237,836
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	850,000	833,260
3.63%, 2/7/2016	1,250,000	1,302,996
3.63%, 1/22/2023 (a)	250,000	239,135
3.70%, 8/1/2015	1,250,000	1,298,551
5.13%, 1/15/2015	500,000	527,926
5.25%, 7/27/2021	1,150,000	1,225,344
5.38%, 3/15/2020	400,000	432,508
5.63%, 1/15/2017	350,000	378,564
5.75%, 1/24/2022	400,000	440,240
5.95%, 1/18/2018	1,300,000	1,449,075
6.00%, 6/15/2020	550,000	611,584
6.15%, 4/1/2018	60,000	67,265
7.50%, 2/15/2019	150,000	177,279

		23,507,947

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,170
4.38%, 8/21/2019	100,000	109,899
Airgas, Inc. 1.65%, 2/15/2018	250,000	241,857
CF Industries, Inc. 7.13%, 5/1/2020	350,000	418,713
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023 (a)	350,000	333,686
3.25%, 1/15/2015	150,000	155,911
4.25%, 4/1/2021 (a)	50,000	54,180
4.63%, 1/15/2020	350,000	389,447
5.25%, 12/15/2016 (a)	250,000	283,767
6.00%, 7/15/2018	250,000	295,487
Eastman Chemical Co.:
3.00%, 12/15/2015	150,000	156,358
3.60%, 8/15/2022	350,000	338,050
Ecolab, Inc.:
1.00%, 8/9/2015	94,000	93,821
2.38%, 12/8/2014	250,000	255,821
4.35%, 12/8/2021	300,000	316,887
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	47,630
Lubrizol Corp. 8.88%, 2/1/2019	150,000	198,448
LyondellBasell Industries NV 6.00%, 11/15/2021	500,000	560,298
Methanex Corp. 3.25%, 12/15/2019	100,000	96,773
Monsanto Co.:
2.20%, 7/15/2022	150,000	138,295
2.75%, 4/15/2016	100,000	104,113
NewMarket Corp. 4.10%, 12/15/2022	50,000	47,985
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	382,009
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	232,798
6.65%, 3/15/2018	100,000	118,464

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Praxair, Inc.:
1.25%, 11/7/2018	$250,000	$239,563
2.20%, 8/15/2022	150,000	137,863
2.45%, 2/15/2022 (a)	250,000	236,309
3.25%, 9/15/2015	250,000	263,240
4.05%, 3/15/2021	100,000	106,245
The Dow Chemical Co.:
2.50%, 2/15/2016	350,000	360,843
3.00%, 11/15/2022	150,000	138,913
4.13%, 11/15/2021	500,000	511,230
4.25%, 11/15/2020	40,000	41,874
8.55%, 5/15/2019	560,000	713,395
The Mosaic Co. 3.75%, 11/15/2021	150,000	150,198
The Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	242,392
Valspar Corp. 4.20%, 1/15/2022	50,000	51,122
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	27,428

		8,647,482

COMMERCIAL BANKS — 9.7%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	250,000	264,041
American Express Centurion Bank 0.88%, 11/13/2015	750,000	747,082
Australia & New Zealand Banking Group, Ltd.:
1.45%, 5/15/2018	250,000	241,736
1.88%, 10/6/2017	250,000	250,064
Bank of Montreal:
2.50%, 1/11/2017 (a)	500,000	511,592
2.55%, 11/6/2022	250,000	230,613
Bank of Nova Scotia:
1.85%, 1/12/2015	500,000	508,033
2.55%, 1/12/2017 (a)	250,000	255,794
2.90%, 3/29/2016	250,000	261,823
3.40%, 1/22/2015	250,000	260,078
4.38%, 1/13/2021	450,000	488,878
Barclays Bank PLC:
5.00%, 9/22/2016	650,000	718,870
5.13%, 1/8/2020 (a)	375,000	414,593
5.14%, 10/14/2020 (a)	375,000	378,577
5.20%, 7/10/2014	355,000	370,197
BB&T Corp.:
3.20%, 3/15/2016	250,000	261,925
3.95%, 4/29/2016	125,000	133,826
4.90%, 6/30/2017	250,000	270,526
5.25%, 11/1/2019	250,000	276,615
BB&T Corp., Series C 1.60%, 8/15/2017	150,000	147,645
BBVA US Senior SAU 4.66%, 10/9/2015	250,000	258,550
BNP Paribas:
2.38%, 9/14/2017 (a)	300,000	298,288
3.25%, 3/11/2015 (a)	550,000	568,457
3.60%, 2/23/2016 (a)	500,000	524,134
5.00%, 1/15/2021	250,000	266,447
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015 (a)	250,000	250,045
2.35%, 12/11/2015	250,000	258,610
Comerica Bank 5.20%, 8/22/2017	250,000	278,808
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017	500,000	499,623
1.95%, 3/16/2015	250,000	254,688
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	500,000	511,616
3.95%, 11/9/2022	250,000	236,271
4.50%, 1/11/2021	350,000	373,676
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect:
3.38%, 1/19/2017	350,000	367,781
3.88%, 2/8/2022 (a)	400,000	399,814
Credit Suisse of New York, NY:
4.38%, 8/5/2020	400,000	428,271
5.30%, 8/13/2019	370,000	420,132
6.00%, 2/15/2018 (a)	250,000	279,634
Deutsche Bank AG London:
3.45%, 3/30/2015	250,000	260,617
3.88%, 8/18/2014	670,000	693,586
6.00%, 9/1/2017	370,000	424,584
Fifth Third Bancorp:
3.50%, 3/15/2022 (a)	100,000	99,395
3.63%, 1/25/2016	150,000	157,823
4.50%, 6/1/2018 (a)	125,000	133,813
Fifth Third Bank 1.45%, 2/28/2018	250,000	240,991
First Tennessee Bank 5.65%, 4/1/2016	250,000	262,992
HSBC Bank USA NA 6.00%, 8/9/2017	250,000	282,697
HSBC Holdings PLC:
4.00%, 3/30/2022	400,000	404,966
4.88%, 1/14/2022 (a)	150,000	163,015
5.10%, 4/5/2021	775,000	851,357
HSBC USA, Inc. 2.38%, 2/13/2015	90,000	92,138
Huntington BancShares, Inc. 7.00%, 12/15/2020 (a)	25,000	29,126
Intesa Sanpaolo SpA:
3.13%, 1/15/2016	500,000	489,008
3.88%, 1/16/2018	200,000	190,420
JPMorgan Chase Bank NA 6.00%, 7/5/2017	650,000	733,174
KeyBank NA 4.95%, 9/15/2015	200,000	214,947
KeyCorp 5.10%, 3/24/2021	340,000	377,010
Lloyds TSB Bank PLC:
4.20%, 3/28/2017 (a)	400,000	426,813
6.38%, 1/21/2021	150,000	174,292

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Manufacturers & Traders Trust Co. 5.63%, 12/1/2021 (c)	$250,000	$255,309
National Australia Bank/New York:
1.60%, 8/7/2015	100,000	101,365
2.75%, 3/9/2017	300,000	308,298
3.00%, 1/20/2023	300,000	281,356
National Bank of Canada 1.50%, 6/26/2015	500,000	504,986
PNC Bank NA 2.95%, 1/30/2023	500,000	461,146
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	259,192
5.13%, 2/8/2020	360,000	396,864
5.25%, 11/15/2015	250,000	272,734
5.63%, 2/1/2017	600,000	664,556
6.70%, 6/10/2019	250,000	299,715
Regions Financial Corp. 7.75%, 11/10/2014	350,000	378,175
Royal Bank of Canada:
1.15%, 3/13/2015	250,000	251,932
1.45%, 10/30/2014	100,000	101,002
1.50%, 1/16/2018 (a)	500,000	486,676
2.30%, 7/20/2016	100,000	103,000
2.63%, 12/15/2015	250,000	260,190
Societe Generale SA 2.75%, 10/12/2017	150,000	150,187
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (a)	250,000	238,604
1.80%, 7/18/2017	250,000	247,406
3.00%, 1/18/2023	250,000	235,432
3.20%, 7/18/2022	250,000	242,503
SunTrust Banks, Inc.:
3.50%, 1/20/2017	150,000	156,793
3.60%, 4/15/2016	55,000	57,835
7.25%, 3/15/2018	150,000	176,559
Svenska Handelsbanken AB 3.13%, 7/12/2016	250,000	262,795
The Bank of New York Mellon Corp. 1.30%, 1/25/2018	500,000	485,467
The Toronto-Dominion Bank:
1.40%, 4/30/2018	250,000	241,792
2.38%, 10/19/2016	500,000	516,575
Union Bank NA 5.95%, 5/11/2016	255,000	282,534
US Bancorp:
3.15%, 3/4/2015	640,000	665,060
4.13%, 5/24/2021	650,000	689,828
US Bank NA 4.80%, 4/15/2015	150,000	159,274
Wachovia Bank NA:
4.80%, 11/1/2014	168,000	176,451
6.00%, 11/15/2017	335,000	384,486
Wachovia Corp.:
5.63%, 10/15/2016	557,000	624,832
5.75%, 2/1/2018	750,000	857,770
Wells Fargo & Co.:
1.25%, 2/13/2015	400,000	402,294
1.50%, 7/1/2015	250,000	252,014
1.50%, 1/16/2018	100,000	97,335
2.63%, 12/15/2016	250,000	260,774
3.45%, 2/13/2023	1,000,000	950,193
3.63%, 4/15/2015	780,000	816,321
3.68%, 6/15/2016	500,000	532,920
5.63%, 12/11/2017	950,000	1,081,918
Westpac Banking Corp.:
0.95%, 1/12/2016	350,000	347,874
1.60%, 1/12/2018	350,000	342,943
2.00%, 8/14/2017 (a)	100,000	100,717
3.00%, 12/9/2015	500,000	522,899
4.20%, 2/27/2015 (a)	250,000	263,347
4.88%, 11/19/2019	300,000	333,950

		38,714,295

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	94,921
Cintas Corp.:
4.30%, 6/1/2021	250,000	262,289
6.13%, 12/1/2017	100,000	114,533
Pitney Bowes, Inc. 6.25%, 3/15/2019 (a)	135,000	146,278
Republic Services, Inc.:
3.55%, 6/1/2022	650,000	631,509
5.50%, 9/15/2019	305,000	345,680
The ADT Corp.:
2.25%, 7/15/2017	100,000	97,844
3.50%, 7/15/2022	100,000	91,722
The Western Union Co.:
5.25%, 4/1/2020	135,000	141,805
5.93%, 10/1/2016	150,000	164,999
Total System Services, Inc. 2.38%, 6/1/2018	100,000	97,302
Waste Management, Inc.:
4.60%, 3/1/2021	210,000	223,502
6.38%, 3/11/2015	200,000	216,980
7.38%, 3/11/2019	150,000	179,178

		2,808,542

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
2.90%, 11/17/2014	150,000	154,954
3.15%, 3/14/2017 (a)	350,000	369,832
4.45%, 1/15/2020	250,000	274,787
4.95%, 2/15/2019	320,000	364,684
5.50%, 2/22/2016	300,000	334,318
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,154
4.60%, 3/15/2021	100,000	101,087
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	240,277
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	244,427

		2,120,520

COMPUTERS & PERIPHERALS — 1.9%
Apple, Inc.:
1.00%, 5/3/2018	900,000	862,779
2.40%, 5/3/2023 (a)	850,000	782,031

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Computer Sciences Corp.:
4.45%, 9/15/2022	$100,000	$99,019
6.50%, 3/15/2018 (a)	150,000	166,823
Dell, Inc.:
5.65%, 4/15/2018	200,000	200,000
5.88%, 6/15/2019	165,000	166,650
EMC Corp.:
1.88%, 6/1/2018	250,000	247,287
3.38%, 6/1/2023 (a)	250,000	244,707
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	82,866
3.50%, 4/15/2023	56,000	51,057
Hewlett-Packard Co.:
2.60%, 9/15/2017 (a)	200,000	199,850
2.65%, 6/1/2016	250,000	254,977
3.00%, 9/15/2016	450,000	461,858
3.30%, 12/9/2016	350,000	361,572
3.75%, 12/1/2020	500,000	481,726
4.38%, 9/15/2021	350,000	339,271
International Business Machines Corp.:
0.45%, 5/6/2016	500,000	491,684
1.63%, 5/15/2020	350,000	327,163
1.88%, 8/1/2022	100,000	89,398
1.95%, 7/22/2016	350,000	358,450
2.00%, 1/5/2016	250,000	256,220
2.90%, 11/1/2021	500,000	482,647
7.63%, 10/15/2018	250,000	316,375
Lexmark International, Inc. 5.13%, 3/15/2020	100,000	100,864

		7,425,274

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	247,286
2.88%, 5/8/2022	100,000	95,783
Fluor Corp. 3.38%, 9/15/2021	250,000	250,776
URS Corp. 5.50%, 4/1/2022 (d)(a)	150,000	155,630

		749,475

CONSUMER FINANCE — 0.7%
Caterpillar Financial Services Corp.:
1.63%, 6/1/2017	100,000	99,534
2.05%, 8/1/2016	500,000	511,688
7.15%, 2/15/2019	250,000	307,390
Discover Financial Services:
3.85%, 11/21/2022	350,000	329,364
5.20%, 4/27/2022	100,000	104,076
John Deere Capital Corp.:
1.20%, 10/10/2017	250,000	243,162
1.25%, 12/2/2014	500,000	504,645
1.70%, 1/15/2020	150,000	141,834
1.85%, 9/15/2016	250,000	254,188
2.80%, 9/18/2017	250,000	259,391
3.90%, 7/12/2021	150,000	156,507

		2,911,779

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	155,309

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	283,711
Yale University 2.90%, 10/15/2014	153,000	157,627

		441,338

DIVERSIFIED FINANCIAL SERVICES — 15.4%
American Express Co.:
1.55%, 5/22/2018	350,000	337,627
2.65%, 12/2/2022	250,000	229,636
7.00%, 3/19/2018	300,000	360,164
8.13%, 5/20/2019 (a)	305,000	390,298
American Express Credit Corp.:
2.75%, 9/15/2015	400,000	414,412
2.80%, 9/19/2016	950,000	986,673
Bank of America Corp.:
1.25%, 1/11/2016	500,000	490,869
2.00%, 1/11/2018	350,000	337,902
3.30%, 1/11/2023	500,000	471,316
3.63%, 3/17/2016	1,000,000	1,044,155
3.75%, 7/12/2016	600,000	629,922
4.50%, 4/1/2015	755,000	792,060
5.00%, 5/13/2021	350,000	371,441
5.25%, 12/1/2015 (a)	1,000,000	1,070,362
5.63%, 7/1/2020	1,000,000	1,106,010
5.65%, 5/1/2018	600,000	663,378
5.70%, 1/24/2022	250,000	278,044
5.75%, 12/1/2017	250,000	276,941
6.00%, 9/1/2017	500,000	557,934
6.50%, 8/1/2016	900,000	1,010,603
Bank of America NA 5.30%, 3/15/2017	500,000	542,429
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	102,769
2.90%, 8/15/2018	50,000	51,980
4.70%, 10/27/2019	250,000	282,151
BP Capital Markets PLC:
3.20%, 3/11/2016	650,000	682,689
3.88%, 3/10/2015	300,000	315,250
4.50%, 10/1/2020	450,000	488,142
Capital One Bank USA NA 8.80%, 7/15/2019	1,395,000	1,770,913
Capital One Financial Corp.:
2.15%, 3/23/2015	200,000	203,025
3.15%, 7/15/2016	60,000	62,395
6.15%, 9/1/2016	500,000	558,540
Citigroup, Inc.:
1.25%, 1/15/2016	750,000	737,159
1.75%, 5/1/2018	150,000	143,131
3.38%, 3/1/2023	105,000	100,094
4.50%, 1/14/2022	510,000	528,990
4.59%, 12/15/2015	1,100,000	1,172,167
4.75%, 5/19/2015	400,000	422,958
5.00%, 9/15/2014	500,000	519,339
5.38%, 8/9/2020	400,000	439,389

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

5.50%, 2/15/2017	$1,115,000	$1,211,221
5.85%, 8/2/2016	500,000	557,414
6.01%, 1/15/2015	350,000	374,250
6.13%, 11/21/2017	250,000	283,893
6.13%, 5/15/2018	250,000	284,933
6.38%, 8/12/2014	600,000	632,923
8.50%, 5/22/2019	815,000	1,019,437
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,292
5.38%, 3/2/2016 (a)	300,000	331,596
5.85%, 8/16/2016	250,000	280,106
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	250,000	245,030
2.38%, 1/16/2018	250,000	240,641
2.75%, 5/15/2015	500,000	506,927
3.00%, 6/12/2017	400,000	398,985
5.88%, 8/2/2021	650,000	710,868
6.63%, 8/15/2017	1,000,000	1,126,365
7.00%, 4/15/2015	1,000,000	1,084,775
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	141,442
General Electric Capital Corp.:
1.00%, 1/8/2016	750,000	745,468
2.30%, 4/27/2017	600,000	605,072
2.90%, 1/9/2017	600,000	619,549
3.10%, 1/9/2023	750,000	706,596
3.50%, 6/29/2015	500,000	523,186
3.75%, 11/14/2014	350,000	363,828
4.38%, 9/16/2020 (a)	450,000	475,432
4.63%, 1/7/2021	550,000	586,051
4.65%, 10/17/2021	250,000	265,331
5.30%, 2/11/2021 (a)	495,000	540,885
5.40%, 2/15/2017	750,000	833,974
5.50%, 1/8/2020	500,000	564,017
5.63%, 9/15/2017	250,000	282,932
5.63%, 5/1/2018	770,000	885,753
6.00%, 8/7/2019	750,000	869,181
6.38%, 11/15/2067 (c)	150,000	155,250
HSBC Finance Corp.:
5.00%, 6/30/2015	310,000	331,957
5.25%, 4/15/2015	150,000	160,187
6.68%, 1/15/2021	500,000	547,781
Jefferies Group LLC 5.13%, 1/20/2023 (a)	367,000	361,386
JPMorgan Chase & Co.:
1.13%, 2/26/2016 (a)	250,000	245,364
1.63%, 5/15/2018	1,250,000	1,197,412
1.88%, 3/20/2015	500,000	505,794
2.00%, 8/15/2017 (a)	250,000	245,916
2.60%, 1/15/2016	600,000	611,943
3.15%, 7/5/2016	700,000	724,566
3.20%, 1/25/2023	1,250,000	1,185,373
3.25%, 9/23/2022	500,000	473,840
3.40%, 6/24/2015	500,000	519,049
3.45%, 3/1/2016	1,000,000	1,041,578
4.35%, 8/15/2021	150,000	155,916
4.40%, 7/22/2020	500,000	525,332
4.50%, 1/24/2022	500,000	524,214
4.63%, 5/10/2021	150,000	159,055
6.13%, 6/27/2017	250,000	284,523
6.30%, 4/23/2019	600,000	693,807
Lazard Group LLC 6.85%, 6/15/2017	145,000	162,122
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	250,000	281,270
6.88%, 4/25/2018	1,667,000	1,912,814
Moody’s Corp. 4.50%, 9/1/2022	250,000	247,562
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	150,000	150,847
4.75%, 4/30/2043 (c)	100,000	96,500
5.45%, 2/1/2018 (a)	250,000	285,018
10.38%, 11/1/2018	185,000	258,226
Nomura Holdings, Inc.:
2.00%, 9/13/2016	200,000	197,278
4.13%, 1/19/2016 (a)	202,000	211,209
5.00%, 3/4/2015	170,000	179,043
6.70%, 3/4/2020 (a)	155,000	175,597
ORIX Corp. 3.75%, 3/9/2017	150,000	154,169
PACCAR Financial Corp. 0.70%, 11/16/2015	150,000	149,150
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	126,000	128,476
4.38%, 3/16/2016 (a)	500,000	536,562
4.88%, 3/16/2015	250,000	265,785
5.63%, 8/24/2020	700,000	761,854
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	270,733
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	63,936
5.55%, 1/15/2020	246,000	257,917
Toyota Motor Credit Corp.:
0.88%, 7/17/2015 (a)	250,000	250,573
1.00%, 2/17/2015	250,000	251,366
1.25%, 10/5/2017	100,000	97,116
1.38%, 1/10/2018 (a)	250,000	243,713
1.75%, 5/22/2017	250,000	248,519
2.00%, 9/15/2016	350,000	357,506
2.80%, 1/11/2016	150,000	156,285
3.20%, 6/17/2015	150,000	156,955
3.30%, 1/12/2022	300,000	296,456
3.40%, 9/15/2021	150,000	150,840
4.25%, 1/11/2021	150,000	160,244
UBS AG of Stamford, CT:
3.88%, 1/15/2015	250,000	261,569
4.88%, 8/4/2020 (a)	22,000	24,275
5.75%, 4/25/2018	1,121,000	1,291,451
5.88%, 7/15/2016	500,000	547,631
5.88%, 12/20/2017	233,000	270,136

		61,407,556

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
America Movil SAB de CV 5.00%, 10/16/2019	350,000	379,020
AT&T, Inc.:
0.88%, 2/13/2015	500,000	500,025
2.63%, 12/1/2022	450,000	409,099

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

2.95%, 5/15/2016	$250,000	$261,271
3.88%, 8/15/2021	350,000	359,673
5.10%, 9/15/2014	200,000	210,191
British Telecommunications PLC 5.95%, 1/15/2018 (a)	300,000	344,584
Harris Corp. 6.38%, 6/15/2019	100,000	113,217
Qwest Corp. 7.50%, 10/1/2014	250,000	268,525
Telecom Italia Capital SA 7.00%, 6/4/2018 (a)	250,000	274,209
Verizon Communications, Inc.:
1.10%, 11/1/2017	250,000	241,834
2.45%, 11/1/2022	250,000	224,030
3.00%, 4/1/2016	250,000	261,827
3.50%, 11/1/2021	350,000	346,716
4.60%, 4/1/2021	350,000	375,157
5.55%, 2/15/2016	350,000	388,275
8.75%, 11/1/2018	313,000	407,388

		5,365,041

ELECTRIC UTILITIES — 4.0%
Alabama Power Co. 0.55%, 10/15/2015 (a)	100,000	99,227
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	233,934
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	170,117
Carolina Power & Light Co.:
5.25%, 12/15/2015	320,000	352,563
5.30%, 1/15/2019	100,000	114,574
CMS Energy Corp. 5.05%, 2/15/2018	250,000	276,295
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	102,649
4.00%, 8/1/2020	60,000	64,138
5.80%, 3/15/2018	520,000	600,246
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	358,000	415,415
6.65%, 4/1/2019	155,000	189,073
Consumers Energy Co. 5.65%, 9/15/2018 (a)	100,000	115,978
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	282,067
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	100,019
3.90%, 6/15/2021	150,000	158,689
Duke Energy Corp.:
3.55%, 9/15/2021	200,000	200,260
3.95%, 9/15/2014	670,000	694,509
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	250,000	288,270
Edison International 3.75%, 9/15/2017	350,000	370,679
Entergy Corp. 5.13%, 9/15/2020	300,000	313,254
Entergy Louisiana LLC 1.88%, 12/15/2014	90,000	91,408
Exelon Corp. 4.90%, 6/15/2015	250,000	266,861
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	101,643
4.25%, 6/15/2022	100,000	99,995
Florida Power Corp. 3.10%, 8/15/2021	210,000	210,280
FPL Group Capital, Inc. 6.00%, 3/1/2019 (a)	470,000	542,465
Georgia Power Co.:
0.75%, 8/10/2015	100,000	99,809
4.25%, 12/1/2019	360,000	395,595
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	79,780
5.29%, 6/15/2022	250,000	269,156
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	198,228
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	254,514
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	306,383
Mississippi Power Co. 2.35%, 10/15/2016	250,000	258,878
Nevada Power Co. 6.50%, 8/1/2018	305,000	365,008
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	522,691
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	138,848
Ohio Edison Co. 6.40%, 7/15/2016	350,000	397,464
Ohio Power Co.:
5.38%, 10/1/2021 (a)	250,000	282,731
6.05%, 5/1/2018	250,000	290,549
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	377,579
Pacific Gas & Electric Co.:
2.45%, 8/15/2022 (a)	300,000	278,227
3.50%, 10/1/2020 (a)	250,000	258,942
8.25%, 10/15/2018	150,000	193,174
Peco Energy Co. 2.38%, 9/15/2022	100,000	93,001
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	58,921
3.50%, 12/1/2022	150,000	143,806
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	93,858
3.00%, 9/15/2021	100,000	98,699
Progress Energy, Inc. 7.05%, 3/15/2019	256,000	310,455
PSEG Power LLC 5.13%, 4/15/2020	280,000	306,719
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	229,077
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,047
2.38%, 5/15/2023	250,000	231,025
2.70%, 5/1/2015	150,000	155,199

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Scottish Power, Ltd. 5.38%, 3/15/2015	$150,000	$158,594
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	228,170
Southern California Edison Co. 3.88%, 6/1/2021	35,000	37,008
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	245,777
Tampa Electric Co. 2.60%, 9/15/2022	150,000	141,937
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	165,794
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	250,000	274,053
The Detroit Edison Co.:
2.65%, 6/15/2022	350,000	332,979
3.45%, 10/1/2020	100,000	103,905
Union Electric Co. 6.40%, 6/15/2017	250,000	291,648
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	178,618
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	283,410
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	165,384

		15,770,248

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 6.50%, 11/1/2017	400,000	463,194
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	95,021
5.00%, 4/15/2019	400,000	449,703
5.25%, 10/15/2018	60,000	68,705
Jabil Circuit, Inc. 4.70%, 9/15/2022	250,000	240,625
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	77,475
2.05%, 10/1/2018	350,000	342,832

		1,737,555

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	214,941
Amphenol Corp. 4.00%, 2/1/2022	150,000	146,994
Arrow Electronics, Inc. 5.13%, 3/1/2021 (a)	150,000	154,727
Avnet, Inc. 6.63%, 9/15/2016	160,000	179,969
Corning, Inc. 1.45%, 11/15/2017	200,000	193,221
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	99,414
Tech Data Corp. 3.75%, 9/21/2017	100,000	100,507

		1,089,773

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp. 4.50%, 6/1/2021	50,000	53,320
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	96,824
Halliburton Co.:
3.25%, 11/15/2021 (a)	250,000	255,727
6.15%, 9/15/2019	125,000	150,922
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	147,419
9.25%, 1/15/2019 (a)	595,000	723,444
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	146,094
2.60%, 12/1/2022	250,000	234,748

		1,808,498

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.:
1.13%, 12/15/2017	250,000	243,346
1.70%, 12/15/2019	250,000	240,049
5.50%, 3/15/2017	300,000	341,710
CVS Caremark Corp.:
4.13%, 5/15/2021	250,000	264,527
4.75%, 5/18/2020	300,000	330,236
5.75%, 6/1/2017	465,000	531,529
Safeway, Inc. 5.00%, 8/15/2019 (a)	190,000	201,081
Sysco Corp. 5.38%, 3/17/2019	200,000	229,861
Target Corp.:
5.38%, 5/1/2017	250,000	283,269
6.00%, 1/15/2018	710,000	828,655
The Kroger Co.:
3.40%, 4/15/2022	450,000	438,909
6.40%, 8/15/2017	250,000	289,353
Wal-Mart Stores, Inc.:
2.80%, 4/15/2016 (a)	250,000	263,092
3.25%, 10/25/2020	300,000	309,249
3.63%, 7/8/2020	500,000	526,740
4.25%, 4/15/2021	400,000	437,947
5.38%, 4/5/2017	350,000	398,466
5.80%, 2/15/2018	250,000	291,515
Walgreen Co.:
1.80%, 9/15/2017	150,000	147,788
3.10%, 9/15/2022 (a)	100,000	94,744
5.25%, 1/15/2019	250,000	282,337

		6,974,403

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	160,512
5.45%, 3/15/2018	300,000	345,254
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	350,000	355,619
Bunge, Ltd. 8.50%, 6/15/2019	150,000	184,840
Campbell Soup Co.:
3.05%, 7/15/2017 (a)	100,000	103,391
4.25%, 4/15/2021	150,000	157,282

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

ConAgra Foods, Inc.:
1.35%, 9/10/2015 (a)	$150,000	$150,026
2.10%, 3/15/2018	150,000	147,557
3.20%, 1/25/2023 (a)	250,000	238,426
7.00%, 4/15/2019	250,000	298,824
Delhaize Group SA 4.13%, 4/10/2019	100,000	100,274
General Mills, Inc.:
0.88%, 1/29/2016	80,000	79,152
3.15%, 12/15/2021	350,000	349,227
5.70%, 2/15/2017 (a)	500,000	566,784
Ingredion, Inc. 1.80%, 9/25/2017	150,000	145,696
Kellogg Co.:
1.75%, 5/17/2017	200,000	198,745
1.88%, 11/17/2016	200,000	202,167
3.25%, 5/21/2018	35,000	36,581
4.15%, 11/15/2019	150,000	162,482
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	750,000	758,223
3.50%, 6/6/2022	250,000	249,027
Mondelez International, Inc.:
4.13%, 2/9/2016	860,000	919,875
5.38%, 2/10/2020	810,000	907,451
Sara Lee Corp. 2.75%, 9/15/2015 (a)	200,000	202,820
The Hershey Co. 1.50%, 11/1/2016	250,000	250,044
Tyson Foods, Inc. 4.50%, 6/15/2022	200,000	204,620
Unilever Capital Corp.:
0.85%, 8/2/2017	350,000	338,054
4.25%, 2/10/2021	150,000	162,868

		7,975,821

GAS UTILITIES — 0.1%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	141,153
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	191,431
National Grid PLC 6.30%, 8/1/2016	100,000	113,133

		445,717

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc.:
1.85%, 1/15/2017	500,000	502,247
2.40%, 8/15/2022	200,000	184,705
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	251,937
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	283,416
6.40%, 6/15/2016	350,000	392,432
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	77,951
CareFusion Corp.:
3.30%, 3/1/2023 (d)	100,000	93,810
5.13%, 8/1/2014	150,000	156,413
Covidien International Finance SA:
2.80%, 6/15/2015	350,000	361,191
2.95%, 6/15/2023	100,000	94,348
6.00%, 10/15/2017	250,000	289,019
CR Bard, Inc. 1.38%, 1/15/2018	100,000	97,010
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	100,965
Hospira, Inc. 5.90%, 6/15/2014	250,000	256,556
Johnson & Johnson 2.95%, 9/1/2020	250,000	255,173
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	250,000	256,794
2.75%, 4/1/2023	300,000	280,805
3.00%, 3/15/2015	300,000	311,303
3.13%, 3/15/2022	250,000	244,277
4.45%, 3/15/2020	185,000	200,814
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	255,297
Stryker Corp. 2.00%, 9/30/2016	300,000	307,191
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	146,701

		5,400,355

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.:
2.75%, 11/15/2022	250,000	229,812
3.95%, 9/1/2020	400,000	414,364
6.00%, 6/15/2016	350,000	394,341
AmerisourceBergen Corp. 4.88%, 11/15/2019	250,000	275,952
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	281,836
CIGNA Corp.:
4.50%, 3/15/2021	150,000	159,204
5.13%, 6/15/2020	350,000	380,760
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	211,032
Express Scripts Holding Co.:
2.10%, 2/12/2015	750,000	762,182
3.90%, 2/15/2022	600,000	602,995
4.75%, 11/15/2021	250,000	266,313
Humana, Inc. 7.20%, 6/15/2018	260,000	307,064
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017 (a)	67,000	66,556
3.13%, 5/15/2016	250,000	258,203
McKesson Corp. 7.50%, 2/15/2019	135,000	169,239
Quest Diagnostics, Inc. 4.70%, 4/1/2021	150,000	155,602
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	65,576
1.88%, 11/15/2016	250,000	253,778
3.38%, 11/15/2021	250,000	248,083
3.88%, 10/15/2020	250,000	260,062
4.70%, 2/15/2021	200,000	217,768
4.88%, 3/15/2015	150,000	160,487
6.00%, 2/15/2018 (a)	250,000	294,558

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

WellPoint, Inc.:
3.13%, 5/15/2022	$450,000	$426,281
3.30%, 1/15/2023	550,000	522,599
5.25%, 1/15/2016	200,000	219,011
5.88%, 6/15/2017	300,000	341,319
7.00%, 2/15/2019	45,000	52,801

		7,997,778

HOTELS, RESTAURANTS & LEISURE — 0.7%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	94,439
Carnival Corp. 1.88%, 12/15/2017	250,000	243,259
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	167,138
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	55,827
International Game Technology 5.50%, 6/15/2020 (a)	100,000	101,840
Marriott International, Inc. 6.38%, 6/15/2017	150,000	171,344
McDonald’s Corp.:
2.63%, 1/15/2022	350,000	335,546
3.50%, 7/15/2020	55,000	57,333
3.63%, 5/20/2021	50,000	51,890
5.35%, 3/1/2018	390,000	447,578
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	295,067
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	97,756
5.63%, 3/1/2021	250,000	268,368
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	29,832
5.30%, 9/15/2019	150,000	166,095
6.25%, 3/15/2018 (a)	250,000	289,337

		2,872,649

HOUSEHOLD DURABLES — 0.1%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	94,853
Mohawk Industries, Inc. 3.85%, 2/1/2023	150,000	144,386
Whirlpool Corp.:
4.85%, 6/15/2021 (a)	50,000	52,937
6.50%, 6/15/2016	250,000	280,638

		572,814

HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	100,000	100,148
2.95%, 11/1/2020	250,000	252,780
Kimberly-Clark Corp.:
3.63%, 8/1/2020	85,000	89,024
7.50%, 11/1/2018	495,000	624,372
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	172,176
The Clorox Co. 3.80%, 11/15/2021	250,000	253,019
The Procter & Gamble Co.:
1.80%, 11/15/2015	750,000	767,734
2.30%, 2/6/2022	250,000	238,085
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	101,730

		2,599,068

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.00%, 6/26/2017 (a)	420,000	410,809
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	102,564
3.88%, 12/15/2020	150,000	154,223
General Electric Co.:
0.85%, 10/9/2015	100,000	99,794
2.70%, 10/9/2022	250,000	236,538
5.25%, 12/6/2017	1,010,000	1,140,786
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022	200,000	200,272
5.75%, 3/11/2018	100,000	115,273
Pentair Finance SA 5.00%, 5/15/2021	150,000	159,457
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	242,992

		2,862,708

INSURANCE — 3.8%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	259,791
5.90%, 6/15/2019	155,000	183,817
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	112,687
Aflac, Inc.:
2.65%, 2/15/2017	250,000	255,926
8.50%, 5/15/2019 (a)	145,000	186,119
Alleghany Corp. 4.95%, 6/27/2022	100,000	105,329
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	116,220
American International Group, Inc.:
4.88%, 6/1/2022 (a)	350,000	373,282
5.85%, 1/16/2018	1,150,000	1,295,017
6.40%, 12/15/2020	250,000	290,426
8.25%, 8/15/2018	600,000	744,685
AON Corp. 5.00%, 9/30/2020	225,000	246,714
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	110,713
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	100,000	96,681
4.25%, 1/15/2021 (a)	100,000	106,976
5.40%, 5/15/2018 (a)	145,000	166,551
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	147,248
1.90%, 1/31/2017	500,000	502,789
2.20%, 8/15/2016	250,000	258,071
3.00%, 2/11/2023	500,000	479,694
3.20%, 2/11/2015	350,000	364,039
3.40%, 1/31/2022	150,000	149,986

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Chubb Corp. 6.38%, 3/29/2067 (c)	$195,000	$209,625
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	169,445
6.50%, 8/15/2016	150,000	169,868
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	106,810
First American Financial Corp. 4.30%, 2/1/2023	100,000	97,458
Genworth Financial, Inc.:
7.20%, 2/15/2021	150,000	168,358
7.63%, 9/24/2021 (a)	100,000	115,472
8.63%, 12/15/2016	150,000	177,257
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015 (a)	100,000	104,662
5.13%, 4/15/2022	250,000	271,020
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	99,402
ING US, Inc.:
2.90%, 2/15/2018 (d)	100,000	99,064
5.50%, 7/15/2022 (d)	100,000	105,978
Lincoln National Corp. 8.75%, 7/1/2019	300,000	384,228
Loews Corp. 2.63%, 5/15/2023	100,000	90,161
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	104,624
Markel Corp. 3.63%, 3/30/2023	150,000	141,985
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	50,000	54,112
5.75%, 9/15/2015	185,000	202,873
MetLife, Inc.:
4.75%, 2/8/2021	250,000	271,895
6.75%, 6/1/2016	515,000	590,367
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	97,924
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	97,904
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	109,418
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	322,005
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	129,992
4.50%, 11/16/2021 (a)	350,000	367,908
4.75%, 9/17/2015	320,000	344,040
5.63%, 6/15/2043 (c)	500,000	490,000
7.38%, 6/15/2019	200,000	245,941
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	286,127
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	100,132
The Allstate Corp. 5.00%, 8/15/2014	500,000	523,169
The Progressive Corp. 3.75%, 8/23/2021	150,000	154,446
The Travelers Cos., Inc.:
5.80%, 5/15/2018	105,000	122,273
6.25%, 6/20/2016	320,000	364,540
Torchmark Corp. 3.80%, 9/15/2022 (a)	75,000	72,275
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	109,709
Unum Group 7.13%, 9/30/2016	100,000	115,470
Willis North America, Inc. 7.00%, 9/29/2019	250,000	284,868
WR Berkley Corp. 4.63%, 3/15/2022	150,000	154,810
XL Group PLC 5.25%, 9/15/2014	250,000	262,103

		15,042,479

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020 (e)	200,000	214,000

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc.:
1.20%, 11/29/2017	250,000	240,890
2.50%, 11/29/2022	300,000	272,029
Baidu, Inc.:
2.25%, 11/28/2017 (a)	350,000	338,971
3.50%, 11/28/2022 (a)	150,000	132,950
eBay, Inc.:
0.70%, 7/15/2015	288,000	287,467
2.60%, 7/15/2022	150,000	140,382
3.25%, 10/15/2020	150,000	151,119
Google, Inc. 3.63%, 5/19/2021	150,000	157,277

		1,721,085

IT SERVICES — 0.3%
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	236,119
6.80%, 11/20/2017	150,000	175,486
International Business Machines Corp. 5.70%, 9/14/2017	645,000	744,425

		1,156,030

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 3.15%, 3/15/2023	150,000	142,364

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	265,988
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	406,117
3.20%, 5/1/2015	250,000	259,075
3.20%, 3/1/2016	40,000	41,616
4.50%, 3/1/2021	500,000	520,331

		1,493,127

MACHINERY — 1.0%
Caterpillar, Inc.:
1.50%, 6/26/2017	750,000	741,712
2.60%, 6/26/2022 (a)	100,000	93,991
3.90%, 5/27/2021	250,000	259,810

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Danaher Corp. 5.40%, 3/1/2019	$250,000	$289,242
Deere & Co. 2.60%, 6/8/2022	500,000	471,945
Eaton Corp.:
2.75%, 11/2/2022 (d)	500,000	463,488
6.95%, 3/20/2019	150,000	178,155
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	45,768
6.25%, 4/1/2019	250,000	294,506
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019 (d)	200,000	197,536
4.25%, 6/15/2023 (d)	200,000	197,110
Joy Global, Inc. 5.13%, 10/15/2021 (a)	80,000	84,379
Kennametal, Inc. 2.65%, 11/1/2019	100,000	95,379
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022 (a)	450,000	425,856
3.40%, 12/1/2021 (a)	100,000	99,411

		3,938,288

MEDIA — 3.8%
CBS Corp.:
1.95%, 7/1/2017	100,000	99,167
3.38%, 3/1/2022	150,000	143,387
4.30%, 2/15/2021	100,000	102,738
8.88%, 5/15/2019	145,000	185,873
CC Holdings GS V LLC 2.38%, 12/15/2017	100,000	98,180
Comcast Corp.:
3.13%, 7/15/2022 (a)	600,000	590,416
5.15%, 3/1/2020	250,000	286,622
5.70%, 5/15/2018	315,000	366,164
5.90%, 3/15/2016	250,000	280,724
6.50%, 1/15/2015	500,000	543,164
Cox Communications, Inc. 5.45%, 12/15/2014	160,000	170,523
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/2016	250,000	260,114
3.50%, 3/1/2016	250,000	262,721
3.55%, 3/15/2015	395,000	411,017
Series WI 3.80%, 3/15/2022	250,000	241,325
4.75%, 10/1/2014	500,000	523,279
5.00%, 3/1/2021	150,000	158,989
5.20%, 3/15/2020	350,000	379,155
Discovery Communications LLC:
3.30%, 5/15/2022	300,000	289,200
4.38%, 6/15/2021	100,000	104,047
5.05%, 6/1/2020	200,000	219,781
5.63%, 8/15/2019 (a)	100,000	115,070
NBCUniversal Media LLC:
3.65%, 4/30/2015	500,000	525,449
4.38%, 4/1/2021	500,000	542,488
5.15%, 4/30/2020	210,000	240,045
News America, Inc.:
4.50%, 2/15/2021	200,000	214,920
6.90%, 3/1/2019	260,000	310,694
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	291,011
4.45%, 8/15/2020	250,000	261,939
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022 (d)	100,000	91,212
8.63%, 1/15/2019	150,000	188,241
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	100,000	97,273
6.25%, 11/15/2014	100,000	106,000
The Walt Disney Co.:
0.88%, 12/1/2014	200,000	201,081
1.13%, 2/15/2017 (a)	500,000	491,352
3.75%, 6/1/2021	200,000	209,332
5.50%, 3/15/2019	500,000	580,189
The Washington Post Co. 7.25%, 2/1/2019	100,000	113,342
Thomson Reuters Corp. 6.50%, 7/15/2018	405,000	478,752
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	241,010
5.00%, 2/1/2020	250,000	263,139
5.85%, 5/1/2017	500,000	554,689
8.25%, 4/1/2019	200,000	242,474
8.75%, 2/14/2019	500,000	617,909
Time Warner, Inc.:
4.70%, 1/15/2021	500,000	534,968
4.88%, 3/15/2020	350,000	383,320
5.88%, 11/15/2016	740,000	842,275
Viacom, Inc.:
3.25%, 3/15/2023	100,000	93,774
3.50%, 4/1/2017	100,000	105,138
6.25%, 4/30/2016	400,000	451,924
Virgin Media Secured Finance PLC 5.25%, 1/15/2021 (a)	125,000	124,375

		15,229,971

METALS & MINING — 3.1%
Alcoa, Inc.:
5.40%, 4/15/2021	500,000	486,615
6.15%, 8/15/2020	200,000	203,078
6.75%, 7/15/2018 (a)	205,000	222,047
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022 (a)	250,000	217,500
Barrick Gold Corp.:
2.90%, 5/30/2016	250,000	246,253
3.85%, 4/1/2022 (a)	250,000	210,445
6.95%, 4/1/2019	650,000	696,892
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	44,779
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	500,000	503,340
1.63%, 2/24/2017 (a)	250,000	248,474
1.88%, 11/21/2016	500,000	506,264
2.88%, 2/24/2022	200,000	188,860
3.25%, 11/21/2021	250,000	243,159
5.25%, 12/15/2015 (a)	500,000	550,879
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	38,532
Cliffs Natural Resources, Inc.:
3.95%, 1/15/2018 (a)	250,000	237,324

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

4.88%, 4/1/2021 (a)	$100,000	$89,762
Freeport-McMoRan Copper & Gold, Inc.:
2.38%, 3/15/2018 (d)	1,000,000	950,780
3.10%, 3/15/2020 (d)	250,000	231,701
3.55%, 3/1/2022 (a)	800,000	720,176
3.88%, 3/15/2023 (d)	250,000	226,273
Newmont Mining Corp. 3.50%, 3/15/2022	500,000	427,435
Nucor Corp. 5.75%, 12/1/2017	250,000	285,812
Rio Tinto Finance USA PLC 2.88%, 8/21/2022 (a)	150,000	137,173
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	152,836
3.50%, 11/2/2020	400,000	396,638
3.75%, 9/20/2021	150,000	147,895
6.50%, 7/15/2018	725,000	851,414
9.00%, 5/1/2019	300,000	389,328
Southern Copper Corp. 3.50%, 11/8/2022 (a)	89,000	79,904
Teck Resources, Ltd.:
3.75%, 2/1/2023	500,000	458,189
4.50%, 1/15/2021	600,000	600,712
Vale Overseas, Ltd.:
4.38%, 1/11/2022	100,000	95,162
5.63%, 9/15/2019	360,000	389,409
6.25%, 1/23/2017	500,000	557,737
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	162,154

		12,194,931

MULTI-UTILITIES — 0.9%
Dominion Resources, Inc.:
4.45%, 3/15/2021	250,000	268,336
5.60%, 11/15/2016	300,000	339,295
6.40%, 6/15/2018	500,000	593,724
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	567,587
NSTAR 4.50%, 11/15/2019	150,000	164,156
Sempra Energy:
6.15%, 6/15/2018	400,000	471,354
6.50%, 6/1/2016	395,000	450,610
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	716,825

		3,571,887

MULTILINE RETAIL — 0.2%
Kohl’s Corp. 4.00%, 11/1/2021 (a)	150,000	149,142
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022 (a)	100,000	99,960
5.75%, 7/15/2014	200,000	209,490
7.88%, 7/15/2015	250,000	283,283
Target Corp. 2.90%, 1/15/2022	100,000	97,547

		839,422

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	395,000	412,392
4.50%, 5/15/2021	250,000	258,685
5.63%, 12/15/2019 (a)	350,000	386,921
6.35%, 5/15/2018 (a)	150,000	171,019

		1,229,017

OIL, GAS & CONSUMABLE FUELS — 8.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	336,662
6.95%, 6/15/2019	155,000	185,189
8.70%, 3/15/2019	350,000	449,246
Apache Corp.:
3.25%, 4/15/2022	500,000	495,039
6.90%, 9/15/2018	300,000	365,375
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	232,617
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	166,739
BP Capital Markets PLC:
1.85%, 5/5/2017 (a)	250,000	249,329
2.25%, 11/1/2016	250,000	256,102
2.50%, 11/6/2022	100,000	90,952
2.75%, 5/10/2023	250,000	230,504
4.74%, 3/11/2021	455,000	496,626
4.75%, 3/10/2019	375,000	418,049
Buckeye Partners LP 4.88%, 2/1/2021 (a)	250,000	255,458
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	250,000	249,434
5.70%, 5/15/2017	355,000	400,890
Cenovus Energy, Inc.:
3.00%, 8/15/2022	250,000	235,973
4.50%, 9/15/2014	250,000	260,790
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	70,101
6.15%, 5/1/2016	250,000	279,207
Chevron Corp.:
1.10%, 12/5/2017	250,000	244,000
1.72%, 6/24/2018	350,000	347,836
2.36%, 12/5/2022	500,000	469,313
3.19%, 6/24/2023	350,000	349,998
4.95%, 3/3/2019	205,000	234,685
ConocoPhillips:
4.60%, 1/15/2015	150,000	158,791
5.75%, 2/1/2019	510,000	596,778
6.00%, 1/15/2020	450,000	537,540
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	282,156
DCP Midstream Operating LP 2.50%, 12/1/2017	250,000	247,225
Devon Energy Corp. 2.40%, 7/15/2016	500,000	512,024
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	170,385
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	169,062
Enbridge Energy Partners LP 5.20%, 3/15/2020 (a)	250,000	270,825

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Enbridge, Inc. 5.60%, 4/1/2017	$250,000	$278,056
EnCana Corp. 6.50%, 5/15/2019	310,000	361,856
Energy Transfer Partners LP:
5.20%, 2/1/2022	250,000	263,634
6.70%, 7/1/2018	250,000	293,052
Ensco PLC:
3.25%, 3/15/2016	400,000	418,005
4.70%, 3/15/2021	125,000	132,353
Enterprise Products Operating LLC:
1.25%, 8/13/2015	399,000	400,734
3.20%, 2/1/2016	100,000	104,695
3.35%, 3/15/2023	500,000	480,248
5.25%, 1/31/2020	100,000	111,441
Series G 5.60%, 10/15/2014	150,000	158,828
6.30%, 9/15/2017	360,000	422,630
EOG Resources, Inc.:
2.95%, 6/1/2015	350,000	364,203
4.40%, 6/1/2020	500,000	544,039
EQT Corp. 8.13%, 6/1/2019	150,000	177,804
Hess Corp. 8.13%, 2/15/2019	100,000	125,337
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	305,388
Kinder Morgan Energy Partners LP:
3.45%, 2/15/2023	200,000	188,509
3.95%, 9/1/2022	150,000	147,939
4.15%, 3/1/2022	150,000	150,199
5.30%, 9/15/2020	200,000	220,319
6.00%, 2/1/2017	505,000	571,353
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	177,678
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	148,927
6.00%, 10/1/2017	300,000	343,789
Marathon Petroleum Corp. 5.13%, 3/1/2021	300,000	330,378
Murphy Oil Corp. 2.50%, 12/1/2017	200,000	197,370
Nexen, Inc. 6.20%, 7/30/2019	155,000	180,333
Noble Energy, Inc. 8.25%, 3/1/2019	150,000	187,476
Noble Holding International, Ltd.:
3.95%, 3/15/2022	250,000	244,916
4.90%, 8/1/2020	200,000	210,359
Occidental Petroleum Corp.:
1.75%, 2/15/2017	450,000	449,707
2.50%, 2/1/2016	300,000	310,322
2.70%, 2/15/2023	250,000	230,849
4.10%, 2/1/2021	250,000	265,766
ONEOK Partners LP:
3.25%, 2/1/2016 (a)	50,000	52,084
3.38%, 10/1/2022	250,000	231,029
6.15%, 10/1/2016	150,000	169,264
ONEOK, Inc. 4.25%, 2/1/2022	150,000	148,074
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	173,197
PC Financial Partnership 5.00%, 11/15/2014	250,000	263,621
Phillips 66:
2.95%, 5/1/2017	350,000	361,309
4.30%, 4/1/2022	500,000	516,518
Pioneer Natural Resources Co. 7.50%, 1/15/2020	250,000	303,413
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	200,000	183,929
5.00%, 2/1/2021	250,000	273,369
5.75%, 1/15/2020	250,000	286,849
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	179,151
Shell International Finance BV:
1.13%, 8/21/2017	500,000	487,212
2.25%, 1/6/2023	150,000	137,217
2.38%, 8/21/2022	300,000	279,360
3.10%, 6/28/2015	150,000	157,072
4.30%, 9/22/2019	350,000	386,769
Southern Natural Gas Co.:
4.40%, 6/15/2021	250,000	262,295
5.90%, 4/1/2017 (d)	250,000	281,971
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	248,162
Spectra Energy Capital LLC 5.67%, 8/15/2014	250,000	262,723
Suncor Energy, Inc. 6.10%, 6/1/2018	150,000	174,317
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	139,316
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	200,244
7.75%, 6/1/2019	150,000	181,226
Texas Gas Transmission LLC 4.60%, 6/1/2015	250,000	260,996
The Williams Cos., Inc. 3.70%, 1/15/2023	550,000	514,907
Total Capital International SA:
1.55%, 6/28/2017	100,000	98,819
2.70%, 1/25/2023	200,000	186,914
2.88%, 2/17/2022 (a)	150,000	144,685
Total Capital SA:
2.30%, 3/15/2016	500,000	516,024
3.00%, 6/24/2015	250,000	260,827
3.13%, 10/2/2015	300,000	314,563
4.13%, 1/28/2021 (a)	250,000	267,334
4.45%, 6/24/2020	300,000	327,390
TransCanada PipeLines, Ltd.:
0.88%, 3/2/2015	150,000	150,082
2.50%, 8/1/2022	250,000	231,038
3.80%, 10/1/2020	450,000	473,855
7.13%, 1/15/2019	150,000	182,653
Transocean, Inc.:
2.50%, 10/15/2017	250,000	247,099
4.95%, 11/15/2015	350,000	375,807
6.38%, 12/15/2021	550,000	618,515

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Valero Energy Corp.:
6.13%, 6/15/2017	$250,000	$287,298
6.13%, 2/1/2020	145,000	168,768
Weatherford International, Ltd.:
4.50%, 4/15/2022	250,000	246,754
9.63%, 3/1/2019	500,000	630,621
Western Gas Partners LP 4.00%, 7/1/2022	67,000	65,459
Williams Partners LP:
3.80%, 2/15/2015	265,000	276,506
4.00%, 11/15/2021	150,000	149,140
4.13%, 11/15/2020	150,000	151,328
5.25%, 3/15/2020	450,000	486,039
XTO Energy, Inc.:
5.50%, 6/15/2018	250,000	294,723
6.50%, 12/15/2018	250,000	311,257

		34,392,484

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	262,593
International Paper Co.:
4.75%, 2/15/2022 (a)	110,000	115,573
7.50%, 8/15/2021	500,000	615,198
7.95%, 6/15/2018	250,000	305,059
9.38%, 5/15/2019	130,000	172,095

		1,470,518

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
4.20%, 7/15/2018	200,000	203,465
4.60%, 3/15/2020	71,000	71,729
The Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	252,336
4.70%, 2/15/2019	250,000	281,630

		809,160

PHARMACEUTICALS — 3.5%
Abbott Laboratories 4.13%, 5/27/2020	350,000	378,220
AbbVie, Inc.:
1.20%, 11/6/2015 (d)	500,000	500,671
1.75%, 11/6/2017 (d)	1,000,000	978,642
2.90%, 11/6/2022 (d)	500,000	465,571
Allergan, Inc. 5.75%, 4/1/2016	200,000	223,130
AstraZeneca PLC 5.90%, 9/15/2017	250,000	290,244
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022 (a)	100,000	90,007
5.45%, 5/1/2018	350,000	403,290
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	390,218
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	350,000	347,159
2.85%, 5/8/2022	350,000	335,875
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	350,000	346,319
2.80%, 3/18/2023	350,000	331,876
5.65%, 5/15/2018	310,000	358,861
Johnson & Johnson:
5.15%, 7/15/2018	358,000	417,053
5.55%, 8/15/2017	100,000	115,399
McKesson Corp. 3.25%, 3/1/2016	250,000	262,772
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	161,667
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	316,885
Merck & Co., Inc.:
1.30%, 5/18/2018	167,000	162,057
2.40%, 9/15/2022	500,000	463,343
5.00%, 6/30/2019	710,000	813,886
Mylan, Inc. 2.60%, 6/24/2018 (d)	200,000	198,442
Novartis Capital Corp. 2.40%, 9/21/2022	250,000	234,112
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	750,000	857,960
Perrigo Co. 2.95%, 5/15/2023	100,000	93,204
Pfizer, Inc.:
5.35%, 3/15/2015	350,000	376,970
6.20%, 3/15/2019	710,000	855,196
Sanofi:
1.20%, 9/30/2014	250,000	251,886
1.25%, 4/10/2018	91,000	87,912
2.63%, 3/29/2016	300,000	312,379
4.00%, 3/29/2021	250,000	266,601
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	291,801
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016 (a)	250,000	256,972
3.65%, 11/10/2021	300,000	299,969
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	250,000	259,699
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	500,000	488,090
Wyeth 5.45%, 4/1/2017	350,000	399,279
Zoetis, Inc.:
1.15%, 2/1/2016 (d)	30,000	29,966
1.88%, 2/1/2018 (d)	150,000	147,251
3.25%, 2/1/2023 (d)	213,000	201,505

		14,062,339

REAL ESTATE INVESTMENT TRUSTS — 2.8%
American Tower Corp. 3.50%, 1/31/2023	300,000	278,377
AvalonBay Communities, Inc. 5.75%, 9/15/2016	100,000	113,438
BioMed Realty LP 4.25%, 7/15/2022	250,000	247,573
Boston Properties LP:
3.70%, 11/15/2018	100,000	105,645
3.85%, 2/1/2023	500,000	492,851
5.63%, 4/15/2015	250,000	270,251
5.63%, 11/15/2020	150,000	170,640

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Brandywine Operating Partnership LP 4.95%, 4/15/2018	$200,000	$213,653
Camden Property Trust 4.63%, 6/15/2021	50,000	52,629
CommonWealth REIT 6.25%, 6/15/2017	100,000	107,131
Corporate Office Properties LP 3.60%, 5/15/2023 (d)	100,000	91,899
Digital Realty Trust LP:
3.63%, 10/1/2022 (a)	250,000	231,238
5.25%, 3/15/2021	100,000	105,475
Duke Realty LP 7.38%, 2/15/2015	300,000	327,668
EPR Properties 5.75%, 8/15/2022	100,000	102,221
ERP Operating LP:
4.63%, 12/15/2021	550,000	581,306
5.75%, 6/15/2017	110,000	125,306
6.58%, 4/13/2015	250,000	274,179
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	93,308
HCP, Inc.:
3.15%, 8/1/2022	100,000	91,915
3.75%, 2/1/2016	55,000	58,132
5.38%, 2/1/2021	250,000	271,166
6.30%, 9/15/2016	150,000	169,953
Health Care REIT, Inc.:
2.25%, 3/15/2018 (a)	250,000	245,390
4.95%, 1/15/2021	350,000	369,562
6.20%, 6/1/2016	100,000	112,463
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	168,232
Hospitality Properties Trust:
6.30%, 6/15/2016	200,000	217,269
7.88%, 8/15/2014	100,000	104,097
Host Hotels & Resorts LP 4.75%, 3/1/2023	150,000	150,210
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	97,144
Kilroy Realty LP 4.80%, 7/15/2018	250,000	269,459
Kimco Realty Corp. 6.88%, 10/1/2019	100,000	120,546
Liberty Property LP 5.50%, 12/15/2016	250,000	275,600
Mack-Cali Realty LP:
2.50%, 12/15/2017 (a)	150,000	147,703
3.15%, 5/15/2023	100,000	89,101
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	95,969
ProLogis LP 6.25%, 3/15/2017	400,000	449,456
Realty Income Corp.:
5.95%, 9/15/2016	250,000	280,552
6.75%, 8/15/2019	350,000	413,904
Regency Centers LP 5.88%, 6/15/2017	150,000	167,343
Simon Property Group LP:
2.15%, 9/15/2017 (a)	500,000	499,652
4.38%, 3/1/2021	150,000	158,949
5.10%, 6/15/2015	200,000	215,670
5.65%, 2/1/2020	550,000	625,659
5.88%, 3/1/2017	200,000	225,695
UDR, Inc.:
4.25%, 6/1/2018	200,000	212,111
4.63%, 1/10/2022	50,000	52,074
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	250,000	242,772
4.25%, 3/1/2022	150,000	149,673
4.75%, 6/1/2021	100,000	104,484
Vornado Realty LP 5.00%, 1/15/2022	150,000	156,552
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	95,996
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	230,969

		11,320,210

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.05%, 3/15/2022	200,000	195,629
3.45%, 9/15/2021	200,000	200,400
5.75%, 3/15/2018	400,000	460,456
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	92,120
5.55%, 3/1/2019	250,000	291,216
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022 (a)	150,000	156,692
CSX Corp.:
6.25%, 4/1/2015	250,000	272,196
7.38%, 2/1/2019	205,000	252,343
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020 (d)	150,000	143,358
Norfolk Southern Corp.:
3.00%, 4/1/2022	250,000	241,355
3.25%, 12/1/2021	250,000	246,712
5.75%, 1/15/2016 (a)	150,000	166,759
5.90%, 6/15/2019 (a)	250,000	294,210
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	145,202
3.15%, 3/2/2015	250,000	255,764
Union Pacific Corp.:
2.95%, 1/15/2023	250,000	242,667
4.16%, 7/15/2022	100,000	106,046
5.70%, 8/15/2018	250,000	288,901

		4,052,026

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	105,292
Broadcom Corp. 2.70%, 11/1/2018	150,000	154,375
Intel Corp.:
1.35%, 12/15/2017	350,000	341,248
1.95%, 10/1/2016	150,000	153,602
2.70%, 12/15/2022	750,000	700,259

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

3.30%, 10/1/2021	$227,000	$228,119
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	114,187
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	158,397
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,293
1.65%, 8/3/2019	350,000	334,854

		2,389,626

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	206,756
BMC Software, Inc. 4.25%, 2/15/2022 (a)	150,000	148,500
CA, Inc. 6.13%, 12/1/2014	150,000	160,033
Intuit, Inc. 5.75%, 3/15/2017	150,000	166,875
Microsoft Corp.:
1.00%, 5/1/2018 (a)	250,000	242,611
2.50%, 2/8/2016 (a)	250,000	259,123
4.20%, 6/1/2019	435,000	476,722
Oracle Corp.:
1.20%, 10/15/2017	250,000	243,141
2.50%, 10/15/2022	500,000	461,342
3.75%, 7/8/2014	505,000	521,869
5.00%, 7/8/2019	750,000	856,497
5.75%, 4/15/2018	250,000	290,881
Symantec Corp.:
2.75%, 9/15/2015 (a)	125,000	128,812
4.20%, 9/15/2020	350,000	353,649

		4,516,811

SPECIALTY RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	48,174
AutoZone, Inc. 5.75%, 1/15/2015	300,000	321,746
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	256,715
3.12%, 4/15/2022	250,000	245,067
4.63%, 4/15/2020	125,000	137,945
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	103,756
QVC, Inc. 4.38%, 3/15/2023 (d)	150,000	140,859
The Gap, Inc. 5.95%, 4/12/2021 (a)	250,000	275,768
The Home Depot, Inc.:
3.95%, 9/15/2020	250,000	270,654
5.40%, 3/1/2016	750,000	832,532
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	92,814
4.20%, 8/15/2015	150,000	158,453

		2,884,483

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
NIKE, Inc. 2.25%, 5/1/2023	100,000	92,994

THRIFTS & MORTGAGE FINANCE — 0.2%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	526,445
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	140,495
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	261,959

		928,899

TOBACCO — 0.9%
Altria Group, Inc.:
2.85%, 8/9/2022	300,000	277,987
4.13%, 9/11/2015	400,000	426,233
4.75%, 5/5/2021	400,000	428,324
9.70%, 11/10/2018	299,000	396,265
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	98,757
3.50%, 8/4/2016	45,000	46,952
6.88%, 5/1/2020 (a)	150,000	172,927
Philip Morris International, Inc.:
1.13%, 8/21/2017	350,000	340,090
2.50%, 8/22/2022	250,000	230,932
2.90%, 11/15/2021	250,000	242,178
5.65%, 5/16/2018	500,000	577,601
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	32,930
3.25%, 11/1/2022 (a)	250,000	233,630
7.63%, 6/1/2016	155,000	180,663

		3,685,469

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 4.75%, 5/15/2015	175,000	183,989

WIRELESS TELECOMMUNICATION SERVICES — 3.1%
America Movil SAB de CV:
2.38%, 9/8/2016	250,000	254,084
3.13%, 7/16/2022	250,000	232,077
5.00%, 3/30/2020	350,000	376,258
American Tower Corp.:
4.50%, 1/15/2018	100,000	106,677
4.63%, 4/1/2015	250,000	262,797
5.05%, 9/1/2020 (a)	100,000	106,283
AT&T, Inc.:
1.70%, 6/1/2017	250,000	247,947
4.45%, 5/15/2021	650,000	690,720
5.50%, 2/1/2018	1,048,000	1,200,514
BellSouth Corp. 5.20%, 9/15/2014	1,150,000	1,204,279
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	460,000	595,277
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019	250,000	293,752
6.75%, 8/20/2018	150,000	180,796
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	115,000	119,398
France Telecom SA:
2.75%, 9/14/2016	250,000	255,829

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

4.13%, 9/14/2021	$250,000	$252,486
4.38%, 7/8/2014	205,000	211,274
5.38%, 7/8/2019	200,000	219,415
Rogers Communications, Inc. 6.80%, 8/15/2018	430,000	515,651
Telecom Italia Capital SA 7.18%, 6/18/2019 (a)	375,000	417,249
Telefonica Emisiones SAU:
3.19%, 4/27/2018	500,000	483,096
3.99%, 2/16/2016	105,000	108,159
4.57%, 4/27/2023 (a)	250,000	239,269
4.95%, 1/15/2015	500,000	519,567
5.13%, 4/27/2020	255,000	261,363
6.22%, 7/3/2017	250,000	272,114
Verizon Communications, Inc. 6.35%, 4/1/2019	800,000	948,028
Vodafone Group PLC:
1.25%, 9/26/2017	250,000	238,303
1.50%, 2/19/2018	250,000	238,611
2.50%, 9/26/2022	250,000	221,253
2.95%, 2/19/2023	500,000	460,966
4.38%, 3/16/2021	250,000	262,397
5.63%, 2/27/2017	450,000	500,177

		12,496,066

TOTAL CORPORATE BONDS & NOTES —
(Cost $384,905,120)		386,682,668

	Shares
SHORT TERM INVESTMENTS — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	15,832,895	15,832,895
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	13,946,204	13,946,204

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $29,779,099)		29,779,099

TOTAL INVESTMENTS — 104.4% (j)
(Cost $414,684,219)		416,461,767
OTHER ASSETS & LIABILITIES — (4.4)%		(17,421,172)

NET ASSETS — 100.0%		$399,040,595

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (Note 2)
(j)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.9%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp. 3.60%, 11/15/2042 (a)	$100,000	$85,683
Honeywell International, Inc.:
5.38%, 3/1/2041	50,000	56,527
5.70%, 3/15/2036	100,000	116,306
Lockheed Martin Corp.:
4.07%, 12/15/2042	160,000	139,607
4.85%, 9/15/2041	100,000	98,166
6.15%, 9/1/2036	130,000	150,540
Northrop Grumman Corp.:
3.25%, 8/1/2023	100,000	94,631
4.75%, 6/1/2043	125,000	119,480
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	150,000	197,068
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	45,648
Raytheon Co.:
4.70%, 12/15/2041	50,000	50,225
7.20%, 8/15/2027	50,000	63,806
The Boeing Co.:
6.63%, 2/15/2038	115,000	149,276
6.88%, 3/15/2039	100,000	134,062
United Technologies Corp.:
4.50%, 6/1/2042	247,000	243,408
5.40%, 5/1/2035	150,000	167,717
5.70%, 4/15/2040	100,000	116,133
6.05%, 6/1/2036	100,000	120,543
6.13%, 7/15/2038	130,000	158,385

		2,307,211

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 3.88%, 8/1/2042	41,000	35,718
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	105,951
6.20%, 1/15/2038	225,000	281,819

		423,488

AIRLINES — 0.4%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	150,000	147,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	100,000	99,250
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025	150,000	144,375

		390,625

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
5.25%, 12/1/2041	50,000	48,623
5.70%, 3/1/2041	50,000	51,473

		100,096

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	249,557
Ford Motor Co.:
4.75%, 1/15/2043	200,000	175,288
7.45%, 7/16/2031	300,000	359,018

		783,863

BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC 6.45%, 9/1/2037	100,000	123,589
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	124,000	107,540
6.38%, 1/15/2040	190,000	234,928
8.00%, 11/15/2039	100,000	142,895
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	78,481
Diageo Capital PLC 3.88%, 4/29/2043	30,000	26,527
Diageo Investment Corp.:
4.25%, 5/11/2042	35,000	33,099
7.45%, 4/15/2035	150,000	204,814
Molson Coors Brewing Co. 5.00%, 5/1/2042	100,000	95,997
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	112,455
PepsiCo, Inc.:
4.00%, 3/5/2042	100,000	90,622
4.88%, 11/1/2040	150,000	153,050
5.50%, 1/15/2040	50,000	55,694
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	50,000	63,672

		1,523,363

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
5.15%, 11/15/2041	325,000	325,408
5.38%, 5/15/2043	175,000	182,518
6.38%, 6/1/2037 (a)	150,000	171,906
6.40%, 2/1/2039	150,000	174,330
Genentech, Inc. 5.25%, 7/15/2035	100,000	108,635
Gilead Sciences, Inc. 5.65%, 12/1/2041	100,000	111,485

		1,074,282

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	91,000	98,257

CAPITAL MARKETS — 2.0%
Jefferies Group, Inc.:
6.25%, 1/15/2036	50,000	45,824
6.45%, 6/8/2027	100,000	102,015
Morgan Stanley:
6.25%, 8/9/2026	100,000	109,572
6.38%, 7/24/2042	150,000	169,136
7.25%, 4/1/2032	100,000	119,107
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027	100,000	105,419
6.13%, 2/15/2033	250,000	272,031
6.25%, 2/1/2041	330,000	373,015
6.45%, 5/1/2036	150,000	151,050

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

6.75%, 10/1/2037	$522,000	$535,099

		1,982,268

CHEMICALS — 1.6%
Agrium, Inc. 6.13%, 1/15/2041	125,000	135,244
CF Industries, Inc. 4.95%, 6/1/2043	25,000	23,653
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043	100,000	95,384
5.60%, 12/15/2036	100,000	114,551
Eastman Chemical Co. 4.80%, 9/1/2042 (a)	100,000	93,438
Ecolab, Inc. 5.50%, 12/8/2041	100,000	108,646
Monsanto Co.:
3.60%, 7/15/2042	37,000	31,733
5.88%, 4/15/2038	100,000	118,052
Potash Corp. of Saskatchewan, Inc.:
5.63%, 12/1/2040	100,000	110,205
5.88%, 12/1/2036	100,000	112,121
Rohm & Haas Co. 7.85%, 7/15/2029	200,000	259,983
The Dow Chemical Co.:
4.38%, 11/15/2042	50,000	43,543
5.25%, 11/15/2041 (a)	100,000	98,680
9.40%, 5/15/2039 (a)	105,000	151,758
The Sherwin-Williams Co. 4.00%, 12/15/2042	100,000	90,504

		1,587,495

COMMERCIAL BANKS — 3.1%
Bank One Corp. 7.63%, 10/15/2026	200,000	257,751
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	100,000	103,871
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	130,466
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	261,953
HSBC Holdings PLC:
6.10%, 1/14/2042	100,000	116,773
6.50%, 5/2/2036	100,000	110,257
6.50%, 9/15/2037	270,000	298,480
6.80%, 6/1/2038	250,000	286,661
7.63%, 5/17/2032	100,000	124,875
JPMorgan Chase & Co. 5.60%, 7/15/2041	250,000	270,848
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	127,039
Wachovia Bank NA:
5.85%, 2/1/2037	200,000	223,348
6.60%, 1/15/2038	200,000	242,007
Wachovia Corp.:
5.50%, 8/1/2035	50,000	51,348
7.50%, 4/15/2035	200,000	240,573
Wells Fargo & Co. 5.38%, 2/7/2035	100,000	108,506
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	99,000

		3,053,756

COMMERCIAL SERVICES & SUPPLIES — 0.6%
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	41,853
Republic Services, Inc. 5.70%, 5/15/2041 (a)	150,000	161,170
The ADT Corp. 4.88%, 7/15/2042	100,000	84,122
Waste Management, Inc. 7.75%, 5/15/2032	200,000	264,573

		551,718

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
5.50%, 1/15/2040 (a)	250,000	280,509
5.90%, 2/15/2039	145,000	168,574
Harris Corp. 6.15%, 12/15/2040	50,000	54,642
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	99,437
Motorola Solutions, Inc. 7.50%, 5/15/2025 (a)	50,000	59,935

		663,097

COMPUTERS & PERIPHERALS — 0.5%
Apple, Inc. 3.85%, 5/4/2043	250,000	220,046
Dell, Inc.:
6.50%, 4/15/2038	50,000	45,000
7.10%, 4/15/2028 (a)	50,000	49,500
Hewlett-Packard Co. 6.00%, 9/15/2041	175,000	167,184

		481,730

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	57,015

DIVERSIFIED CONSUMER SERVICES — 0.2%
Johns Hopkins University 4.08%, 7/1/2053	100,000	94,881
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	120,533

		215,414

DIVERSIFIED FINANCIAL SERVICES — 6.0%
American Express Co. 4.05%, 12/3/2042	135,000	115,508
Aon Corp. 6.25%, 9/30/2040	50,000	57,670
Bank of America Corp. 5.88%, 2/7/2042 (a)	125,000	138,658
Citigroup, Inc.:
5.85%, 12/11/2034	71,000	75,109
5.88%, 2/22/2033	150,000	145,468
5.88%, 5/29/2037	100,000	108,579
5.88%, 1/30/2042	100,000	110,124
6.00%, 10/31/2033	100,000	98,364
6.13%, 8/25/2036	150,000	146,968

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

6.63%, 6/15/2032	$150,000	$158,058
6.88%, 3/5/2038	405,000	489,594
8.13%, 7/15/2039	150,000	198,000
Credit Suisse USA, Inc. 7.13%, 7/15/2032	125,000	164,915
General Electric Capital Corp.:
5.88%, 1/14/2038	660,000	717,376
6.75%, 3/15/2032 (a)	480,000	572,042
6.88%, 1/10/2039	430,000	524,769
General Electric Capital Corp., Series A 6.15%, 8/7/2037	100,000	112,351
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	130,959
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	200,000	193,000
HJ Heinz Finance Co. 6.75%, 3/15/2032	17,000	17,510
JPMorgan Chase & Co.:
5.40%, 1/6/2042	100,000	106,183
5.50%, 10/15/2040	100,000	106,755
6.40%, 5/15/2038	185,000	217,469
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	315,000	306,134
6.75%, 6/1/2028	150,000	167,587
7.75%, 5/14/2038	120,000	137,689
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	125,000	173,153
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	105,302
The Western Union Co. 6.20%, 11/17/2036	100,000	93,113
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	122,667

		5,811,074

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.:
4.30%, 12/15/2042	292,000	252,989
4.35%, 6/15/2045	398,000	348,887
5.55%, 8/15/2041	300,000	309,048
6.40%, 5/15/2038	100,000	112,978
6.50%, 9/1/2037	100,000	113,402
British Telecommunications PLC 9.63%, 12/15/2030	250,000	375,474
Qwest Corp.:
7.25%, 9/15/2025	100,000	109,957
7.25%, 10/15/2035	100,000	101,000
Verizon Communications, Inc.:
3.85%, 11/1/2042	100,000	82,516
4.75%, 11/1/2041	300,000	282,574
6.00%, 4/1/2041	100,000	111,024
6.25%, 4/1/2037	250,000	285,872
7.75%, 12/1/2030	320,000	417,476
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	139,944
Verizon New York, Inc., Series A 7.38%, 4/1/2032 (a)	100,000	121,871

		3,165,012

ELECTRIC UTILITIES — 12.0%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	109,523
6.00%, 3/1/2039	100,000	117,739
6.13%, 5/15/2038	70,000	83,481
Appalachian Power Co.:
5.80%, 10/1/2035	50,000	54,332
6.70%, 8/15/2037	100,000	119,836
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	97,766
CenterPoint Energy Houston Electric LLC 3.55%, 8/1/2042	100,000	85,525
Cleco Power LLC 6.00%, 12/1/2040	100,000	105,695
CMS Energy Corp. 4.70%, 3/31/2043	29,000	26,443
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	117,858
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	75,000	71,145
5.50%, 12/1/2039	75,000	84,746
5.70%, 12/1/2036	230,000	265,265
5.70%, 6/15/2040	50,000	58,094
Dominion Resources, Inc:
5.95%, 6/15/2035	100,000	113,423
7.00%, 6/15/2038	100,000	126,798
Duke Energy Carolinas LLC:
4.00%, 9/30/2042	200,000	179,581
4.25%, 12/15/2041	125,000	116,944
6.10%, 6/1/2037	100,000	115,072
6.45%, 10/15/2032	100,000	119,034
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	180,000	219,309
Duke Energy Progress, Inc. 4.10%, 3/15/2043	150,000	136,978
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	109,959
Exelon Corp. 5.63%, 6/15/2035	200,000	205,972
Exelon Generation Co. LLC 5.60%, 6/15/2042	310,000	310,380
FirstEnergy Corp. 7.38%, 11/15/2031	50,000	52,494
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	107,825
Florida Power & Light Co.:
3.80%, 12/15/2042	100,000	90,282
4.13%, 2/1/2042	100,000	95,218
5.25%, 2/1/2041	100,000	110,980
5.69%, 3/1/2040	115,000	135,301
5.85%, 5/1/2037	50,000	59,466
6.20%, 6/1/2036	150,000	183,983
Florida Power Corp.:
6.35%, 9/15/2037	100,000	121,042
6.40%, 6/15/2038	80,000	97,685
Georgia Power Co.:
4.30%, 3/15/2042	100,000	93,114
4.30%, 3/15/2043	100,000	92,255

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

4.75%, 9/1/2040	$125,000	$122,910
Iberdrola International BV 6.75%, 7/15/2036	100,000	103,679
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	61,646
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	987	1,034
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	50,792
6.05%, 11/15/2035	100,000	111,993
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	81,748
MidAmerican Energy Holdings Co.:
5.75%, 11/1/2035	100,000	113,799
8.48%, 9/15/2028	125,000	165,643
Mississippi Power Co. 4.25%, 3/15/2042	100,000	90,589
Nevada Power Co.:
5.38%, 9/15/2040	75,000	83,450
6.65%, 4/1/2036	100,000	125,899
Nisource Finance Corp.:
5.25%, 2/15/2043	100,000	96,485
5.95%, 6/15/2041	100,000	105,334
Northern States Power Co.:
3.40%, 8/15/2042	100,000	83,796
5.35%, 11/1/2039	50,000	56,173
Oglethorpe Power Corp.:
4.20%, 12/1/2042	100,000	89,277
5.38%, 11/1/2040	65,000	68,695
5.95%, 11/1/2039	50,000	56,581
Ohio Edison Co. 6.88%, 7/15/2036	100,000	117,236
Ohio Power Co. 6.60%, 2/15/2033	102,000	121,660
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	100,000	107,040
7.50%, 9/1/2038	125,000	168,983
Pacific Gas & Electric Co.:
4.60%, 6/15/2043	175,000	173,838
5.40%, 1/15/2040	175,000	190,905
5.80%, 3/1/2037	150,000	171,274
6.05%, 3/1/2034	250,000	292,793
PacifiCorp 6.00%, 1/15/2039	200,000	237,718
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	47,609
7.90%, 12/15/2038	100,000	144,484
PPL Electric Utilities Corp.:
5.20%, 7/15/2041 (a)	105,000	115,023
6.25%, 5/15/2039	50,000	61,606
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	111,553
7.75%, 3/1/2031	40,000	51,467
Public Service Co. of Colorado 6.25%, 9/1/2037	100,000	123,220
Public Service Electric & Gas Co.:
3.95%, 5/1/2042	100,000	92,821
5.50%, 3/1/2040 (a)	100,000	115,585
5.80%, 5/1/2037	100,000	119,025
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	99,084
5.48%, 6/1/2035	125,000	140,298
5.80%, 3/15/2040	55,000	64,654
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	23,413
4.30%, 4/1/2042	100,000	98,514
5.35%, 5/15/2035	100,000	113,691
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	121,933
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	46,954
4.60%, 6/15/2043	150,000	146,629
5.30%, 5/15/2033	50,000	53,036
5.45%, 2/1/2041 (a)	50,000	54,326
Southern California Edison Co.:
3.90%, 3/15/2043	200,000	182,845
4.05%, 3/15/2042	100,000	93,684
5.95%, 2/1/2038	100,000	119,896
6.00%, 1/15/2034	100,000	120,101
Southern California Edison Co., Series G 5.75%, 4/1/2035	150,000	174,882
Southwestern Electric Power Co. 6.20%, 3/15/2040	130,000	145,776
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	113,034
Tampa Electric Co.:
4.10%, 6/15/2042	100,000	92,175
6.55%, 5/15/2036	50,000	62,949
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	62,384
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	69,144
5.70%, 10/1/2037	50,000	58,055
The Toledo Edison Co. 6.15%, 5/15/2037	100,000	112,291
Union Electric Co. 8.45%, 3/15/2039	100,000	149,773
Virginia Electric and Power Co. 6.00%, 5/15/2037	89,000	106,337
Westar Energy, Inc. 4.13%, 3/1/2042	100,000	94,125
Wisconsin Electric Power Co. 3.65%, 12/15/2042	150,000	132,857
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	125,000
Xcel Energy, Inc. 4.80%, 9/15/2041	100,000	99,364

		11,701,110

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 6.00%, 8/15/2032	150,000	182,097

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc.:
4.75%, 3/15/2042	50,000	47,078
5.75%, 8/15/2040	75,000	80,487

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

7.25%, 8/15/2036	$50,000	$60,237

		187,802

ENERGY EQUIPMENT & SERVICES — 1.0%
Cameron International Corp. 5.95%, 6/1/2041	100,000	111,914
Halliburton Co.:
4.50%, 11/15/2041	100,000	100,136
6.70%, 9/15/2038	100,000	128,625
7.45%, 9/15/2039	100,000	138,494
National Oilwell Varco, Inc. 3.95%, 12/1/2042	150,000	135,007
Weatherford International, Inc. 6.80%, 6/15/2037	100,000	104,097
Weatherford International, Ltd./Bermuda:
6.50%, 8/1/2036	125,000	126,320
6.75%, 9/15/2040	100,000	102,626

		947,219

FOOD & STAPLES RETAILING — 2.8%
CVS Caremark Corp.:
5.75%, 5/15/2041 (a)	100,000	112,164
6.13%, 9/15/2039	100,000	117,283
6.25%, 6/1/2027	100,000	118,167
Delhaize America LLC 9.00%, 4/15/2031	50,000	58,988
Safeway, Inc. 7.25%, 2/1/2031	100,000	105,719
Sysco Corp. 6.63%, 3/17/2039	100,000	126,067
The Kroger Co.:
5.40%, 7/15/2040	100,000	98,032
7.50%, 4/1/2031	65,000	78,021
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040	175,000	184,041
5.00%, 10/25/2040	150,000	158,277
5.25%, 9/1/2035	280,000	307,536
5.63%, 4/1/2040	200,000	233,359
5.63%, 4/15/2041	200,000	232,265
5.88%, 4/5/2027	250,000	307,264
6.50%, 8/15/2037	175,000	217,485
7.55%, 2/15/2030	150,000	205,477
Walgreen Co. 4.40%, 9/15/2042	50,000	44,773

		2,704,918

FOOD PRODUCTS — 2.4%
Ahold Finance USA LLC 6.88%, 5/1/2029 (a)	100,000	122,933
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	150,000	129,514
5.38%, 9/15/2035	100,000	105,110
Campbell Soup Co. 3.80%, 8/2/2042 (a)	58,000	47,842
ConAgra Foods, Inc.:
6.63%, 8/15/2039 (b)	150,000	171,153
7.13%, 10/1/2026	150,000	181,724
Delhaize Group SA 5.70%, 10/1/2040	100,000	95,458
General Mills, Inc.:
4.15%, 2/15/2043 (a)	50,000	46,830
5.40%, 6/15/2040	100,000	110,779
Kellogg Co., Series B 7.45%, 4/1/2031	125,000	160,898
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	200,000	200,263
6.50%, 2/9/2040	50,000	59,379
6.88%, 1/26/2039	100,000	122,054
Kraft Foods, Inc.:
6.50%, 2/9/2040	315,000	371,537
7.00%, 8/11/2037	150,000	182,339
The Hershey Co. 7.20%, 8/15/2027	50,000	64,723
Unilever Capital Corp. 5.90%, 11/15/2032	110,000	135,596

		2,308,132

GAS UTILITIES — 0.4%
AGL Capital Corp.:
4.40%, 6/1/2043	100,000	92,761
5.88%, 3/15/2041	70,000	78,999
Atmos Energy Corp.:
4.15%, 1/15/2043	100,000	91,395
5.50%, 6/15/2041	100,000	110,034
Southern California Gas Co. 3.75%, 9/15/2042	50,000	45,132

		418,321

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Baxter International, Inc. 3.65%, 8/15/2042	100,000	86,406
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	116,170
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	124,948
Covidien International Finance SA 6.55%, 10/15/2037	100,000	124,244
Medtronic, Inc.:
4.00%, 4/1/2043	100,000	89,708
5.55%, 3/15/2040	100,000	111,358
St. Jude Medical, Inc. 4.75%, 4/15/2043	75,000	70,004

		722,838

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.:
4.50%, 5/15/2042	90,000	83,923
6.63%, 6/15/2036	100,000	119,100
Cardinal Health, Inc. 4.60%, 3/15/2043	60,000	54,233
CIGNA Corp. 5.88%, 3/15/2041	150,000	167,346
Humana, Inc. 4.63%, 12/1/2042 (a)	107,000	95,692
Kaiser Foundation Hospitals 4.88%, 4/1/2042	100,000	96,019
Mayo Clinic 4.00%, 11/15/2047	100,000	89,108

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

McKesson Corp. 6.00%, 3/1/2041	$50,000	$57,866
Quest Diagnostics, Inc.:
5.75%, 1/30/2040	100,000	100,115
6.95%, 7/1/2037 (a)	75,000	88,375
UnitedHealth Group, Inc.:
4.25%, 3/15/2043	50,000	45,365
4.38%, 3/15/2042	50,000	46,039
5.80%, 3/15/2036	150,000	166,360
5.95%, 2/15/2041	100,000	112,549
6.63%, 11/15/2037	100,000	120,479
6.88%, 2/15/2038	115,000	142,662
WellPoint, Inc.:
4.63%, 5/15/2042	100,000	92,274
4.65%, 1/15/2043	100,000	93,293
5.85%, 1/15/2036	50,000	54,697
5.95%, 12/15/2034	50,000	55,218
6.38%, 6/15/2037	130,000	150,958

		2,031,671

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	53,465
McDonald’s Corp.:
3.70%, 2/15/2042	50,000	44,027
4.88%, 7/15/2040	75,000	78,875
6.30%, 10/15/2037	100,000	125,710
6.30%, 3/1/2038	75,000	94,447
Yum! Brands, Inc. 6.88%, 11/15/2037	100,000	118,463

		514,987

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp. 5.15%, 3/1/2043	50,000	47,512

HOUSEHOLD PRODUCTS — 0.5%
Kimberly-Clark Corp. 5.30%, 3/1/2041	150,000	167,820
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	115,663
5.55%, 3/5/2037	150,000	177,892

		461,375

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.50%, 3/15/2040	100,000	98,233

INDUSTRIAL CONGLOMERATES — 0.6%
3M Co. 5.70%, 3/15/2037	150,000	177,498
General Electric Co. 4.13%, 10/9/2042	150,000	138,795
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	50,000	50,446
6.88%, 3/11/2038	100,000	124,904
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	117,251

		608,894

INSURANCE — 5.1%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	50,000	46,061
6.70%, 5/15/2036	100,000	126,019
Aflac, Inc.:
6.45%, 8/15/2040	50,000	58,291
6.90%, 12/17/2039	18,000	22,098
American International Group, Inc.:
6.25%, 5/1/2036	225,000	257,621
8.18%, 5/15/2058 (c)	400,000	489,000
Aon PLC:
4.25%, 12/12/2042	20,000	17,447
4.45%, 5/24/2043	100,000	88,803
Assurant, Inc. 6.75%, 2/15/2034	50,000	51,744
AXA SA 8.60%, 12/15/2030	215,000	268,750
Berkshire Hathaway Finance Corp.:
4.40%, 5/15/2042	150,000	138,228
5.75%, 1/15/2040	100,000	111,093
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	100,000	93,911
Chubb Corp. 6.50%, 5/15/2038	170,000	214,852
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	120,782
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	54,409
Genworth Financial, Inc. 6.50%, 6/15/2034	100,000	97,859
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	18,120
6.63%, 3/30/2040	50,000	59,481
Lincoln National Corp. 7.00%, 6/15/2040	100,000	123,554
Loews Corp. 4.13%, 5/15/2043	50,000	42,486
Markel Corp. 5.00%, 3/30/2043	33,000	30,862
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	50,000	54,231
MetLife, Inc.:
4.13%, 8/13/2042	250,000	219,715
5.70%, 6/15/2035	100,000	110,524
6.38%, 6/15/2034	100,000	119,021
6.40%, 12/15/2036	200,000	205,000
Principal Financial Group, Inc.:
4.63%, 9/15/2042	100,000	94,396
6.05%, 10/15/2036 (a)	50,000	57,464
Protective Life Corp. 8.45%, 10/15/2039	100,000	128,342
Prudential Financial, Inc.:
5.20%, 3/15/2044 (c)	150,000	141,563
5.40%, 6/13/2035	50,000	50,376
5.63%, 5/12/2041	125,000	130,664
5.75%, 7/15/2033	75,000	79,218
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	150,000	157,146

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	$85,000	$106,876
The Allstate Corp.:
5.20%, 1/15/2042 (a)	50,000	51,579
5.55%, 5/9/2035	125,000	138,659
5.95%, 4/1/2036	30,000	34,555
The Progressive Corp. 6.25%, 12/1/2032	50,000	59,151
The Travelers Cos., Inc. 6.25%, 6/15/2037	130,000	155,801
Travelers Property Casualty Corp. 6.38%, 3/15/2033	150,000	178,996
Unum Group 5.75%, 8/15/2042	50,000	51,867
XL Group PLC 6.25%, 5/15/2027	100,000	112,595

		4,969,210

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042	100,000	82,885

IT SERVICES — 0.6%
International Business Machines Corp.:
4.00%, 6/20/2042	125,000	115,105
5.60%, 11/30/2039	87,000	100,350
5.88%, 11/29/2032	50,000	59,989
6.50%, 1/15/2028	50,000	62,849
7.00%, 10/30/2025	100,000	130,904
SAIC, Inc. 5.95%, 12/1/2040	100,000	98,124

		567,321

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	55,225

MACHINERY — 1.2%
Caterpillar, Inc.:
3.80%, 8/15/2042	139,000	121,495
5.20%, 5/27/2041 (a)	115,000	123,115
6.05%, 8/15/2036	100,000	118,258
Deere & Co.:
3.90%, 6/9/2042	100,000	90,476
5.38%, 10/16/2029	150,000	170,803
Dover Corp. 5.38%, 3/1/2041	150,000	168,226
Eaton Corp. 4.15%, 11/2/2042 (b)	150,000	131,712
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	200,000	177,894
4.88%, 9/15/2041	25,000	25,905
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	51,541

		1,179,425

MEDIA — 7.1%
CBS Corp.:
4.85%, 7/1/2042	100,000	92,109
5.50%, 5/15/2033	50,000	50,050
7.88%, 7/30/2030	125,000	155,351
Comcast Corp.:
4.25%, 1/15/2033	100,000	95,009
4.50%, 1/15/2043 (a)	200,000	189,334
4.65%, 7/15/2042	98,000	94,354
5.65%, 6/15/2035	100,000	107,335
6.40%, 5/15/2038	150,000	176,326
6.40%, 3/1/2040	100,000	118,973
6.45%, 3/15/2037	100,000	118,576
6.50%, 11/15/2035	150,000	181,433
6.55%, 7/1/2039	150,000	180,123
6.95%, 8/15/2037	260,000	324,572
7.05%, 3/15/2033	150,000	187,349
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	200,000	180,851
6.00%, 8/15/2040	50,000	50,390
6.38%, 3/1/2041 (a)	150,000	156,677
Discovery Communications LLC:
4.88%, 4/1/2043	100,000	93,082
4.95%, 5/15/2042	75,000	70,702
6.35%, 6/1/2040	50,000	55,620
Grupo Televisa SA 6.63%, 3/18/2025 (a)	150,000	170,955
NBCUniversal Media LLC:
5.95%, 4/1/2041	100,000	111,878
6.40%, 4/30/2040	50,000	59,514
News America, Inc.:
6.15%, 3/1/2037	200,000	220,141
6.15%, 2/15/2041	350,000	382,565
6.20%, 12/15/2034	150,000	166,331
6.40%, 12/15/2035	100,000	111,644
6.65%, 11/15/2037	140,000	161,644
The Walt Disney Co.:
4.13%, 12/1/2041	50,000	47,616
4.38%, 8/16/2041	50,000	50,271
7.00%, 3/1/2032	100,000	132,995
Thomson Reuters Corp. 5.85%, 4/15/2040	100,000	108,703
Time Warner Cable, Inc.:
4.50%, 9/15/2042	100,000	78,398
5.50%, 9/1/2041	125,000	109,787
5.88%, 11/15/2040	150,000	137,335
6.55%, 5/1/2037	300,000	302,093
6.75%, 6/15/2039	100,000	102,588
7.30%, 7/1/2038	205,000	224,025
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	119,045
Time Warner, Inc.:
4.90%, 6/15/2042 (a)	75,000	70,676
6.10%, 7/15/2040	150,000	161,673
6.20%, 3/15/2040	150,000	163,677
6.25%, 3/29/2041	200,000	219,949
6.50%, 11/15/2036	100,000	112,473
7.63%, 4/15/2031	240,000	302,414
7.70%, 5/1/2032	100,000	127,508
Viacom, Inc.:
4.38%, 3/15/2043 (b)	62,000	51,915
4.88%, 6/15/2043	50,000	46,535
6.88%, 4/30/2036	150,000	173,580

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

WPP Finance UK 5.13%, 9/7/2042	$50,000	$46,323

		6,952,467

METALS & MINING — 3.0%
Alcoa, Inc.:
5.90%, 2/1/2027	100,000	94,368
5.95%, 2/1/2037 (a)	50,000	45,357
6.75%, 1/15/2028	50,000	50,316
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	76,243
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	40,313
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039 (a)	200,000	169,810
BHP Billiton Finance USA, Ltd. 4.13%, 2/24/2042	125,000	114,827
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040 (a)	100,000	81,240
Freeport-McMoRan Copper & Gold, Inc. 5.45%, 3/15/2043 (b)	220,000	194,163
Newmont Mining Corp.:
4.88%, 3/15/2042	50,000	38,217
6.25%, 10/1/2039	190,000	176,366
Nucor Corp. 6.40%, 12/1/2037	50,000	59,876
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	165,000	183,164
7.25%, 3/15/2031	100,000	121,673
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	150,000	145,913
Southern Copper Corp.:
5.25%, 11/8/2042	150,000	123,183
6.75%, 4/16/2040	175,000	174,094
Teck Resources, Ltd.:
6.13%, 10/1/2035	50,000	49,301
6.25%, 7/15/2041	350,000	332,675
Vale Overseas, Ltd.:
6.88%, 11/21/2036	370,000	377,951
6.88%, 11/10/2039	100,000	102,252
Vale SA 5.63%, 9/11/2042 (a)	200,000	175,077

		2,926,379

MULTI-UTILITIES — 1.2%
American Water Capital Corp. 4.30%, 12/1/2042	150,000	141,829
Dominion Resources, Inc.:
4.05%, 9/15/2042	150,000	131,541
4.90%, 8/1/2041	100,000	100,895
5.25%, 8/1/2033	50,000	54,636
DTE Energy Co. 6.38%, 4/15/2033	100,000	115,883
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	100,000	111,338
6.13%, 4/1/2036	230,000	261,803
6.50%, 9/15/2037	130,000	154,292
Sempra Energy 6.00%, 10/15/2039	100,000	113,082

		1,185,299

MULTILINE RETAIL — 1.2%
Kohl’s Corp.:
6.00%, 1/15/2033	75,000	74,223
6.88%, 12/15/2037	50,000	54,949
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	100,000	98,288
6.65%, 7/15/2024	125,000	143,696
6.70%, 7/15/2034	100,000	109,680
Nordstrom, Inc. 6.95%, 3/15/2028	150,000	184,067
Target Corp.:
4.00%, 7/1/2042 (a)	150,000	135,420
6.35%, 11/1/2032	125,000	153,883
6.50%, 10/15/2037	200,000	253,803

		1,208,009

OIL, GAS & CONSUMABLE FUELS — 11.6%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	10,000	11,900
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	125,000	141,136
6.45%, 9/15/2036	100,000	115,373
Apache Corp.:
4.25%, 1/15/2044 (a)	100,000	89,450
4.75%, 4/15/2043	100,000	95,975
5.10%, 9/1/2040	150,000	149,099
5.25%, 2/1/2042	50,000	50,579
6.00%, 1/15/2037	125,000	138,645
Baker Hughes, Inc. 5.13%, 9/15/2040	200,000	219,116
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	105,806
6.25%, 3/15/2038	105,000	117,223
7.20%, 1/15/2032	100,000	123,730
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	89,603
6.75%, 11/15/2039	100,000	119,000
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	40,584
Conoco Funding Co. 7.25%, 10/15/2031	165,000	217,657
Conoco, Inc. 6.95%, 4/15/2029	115,000	146,725
ConocoPhillips 6.50%, 2/1/2039	375,000	471,495
Devon Energy Corp.:
4.75%, 5/15/2042	50,000	46,575
5.60%, 7/15/2041 (a)	200,000	206,830
7.95%, 4/15/2032	100,000	129,982
Devon Financing Corp. ULC 7.88%, 9/30/2031	115,000	147,898
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	130,182
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042 (a)	100,000	88,527

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	$100,000	$119,342
EnCana Corp.:
6.50%, 8/15/2034	150,000	164,791
6.50%, 2/1/2038 (a)	150,000	167,011
6.63%, 8/15/2037	50,000	56,081
Energy Transfer Partners LP:
5.15%, 2/1/2043	100,000	90,707
6.05%, 6/1/2041	75,000	74,884
6.50%, 2/1/2042	80,000	84,146
6.63%, 10/15/2036	50,000	53,618
7.60%, 2/1/2024 (b)	100,000	118,740
ENI USA, Inc. 7.30%, 11/15/2027	100,000	125,364
Enterprise Products Operating LLC:
4.45%, 2/15/2043	100,000	90,101
4.85%, 3/15/2044 (a)	150,000	142,617
6.13%, 10/15/2039	200,000	219,883
6.65%, 10/15/2034	100,000	116,517
7.55%, 4/15/2038	115,000	145,007
Hess Corp.:
5.60%, 2/15/2041	100,000	101,532
6.00%, 1/15/2040	125,000	133,829
7.13%, 3/15/2033	100,000	118,837
7.30%, 8/15/2031	65,000	78,384
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	59,839
Kerr-McGee Corp.:
6.95%, 7/1/2024	100,000	119,335
7.88%, 9/15/2031	150,000	185,838
Kinder Morgan Energy Partners LP:
5.00%, 3/1/2043 (a)	150,000	141,352
5.63%, 9/1/2041	100,000	101,467
6.38%, 3/1/2041	50,000	54,880
6.95%, 1/15/2038	75,000	87,401
7.40%, 3/15/2031	200,000	236,551
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	58,877
6.80%, 3/15/2032	50,000	58,885
Marathon Petroleum Corp. 6.50%, 3/1/2041	150,000	173,093
Murphy Oil Corp. 5.13%, 12/1/2042	100,000	87,463
Noble Energy, Inc. 6.00%, 3/1/2041	150,000	168,894
Noble Holding International, Ltd.:
5.25%, 3/15/2042 (a)	50,000	45,582
6.05%, 3/1/2041	50,000	50,730
ONEOK Partners LP:
6.13%, 2/1/2041 (a)	150,000	155,332
6.85%, 10/15/2037	100,000	113,703
Petro-Canada:
5.35%, 7/15/2033	100,000	101,338
5.95%, 5/15/2035	100,000	107,121
6.80%, 5/15/2038	170,000	199,974
Phillips 66 5.88%, 5/1/2042	150,000	167,663
Plains All American Pipeline LP/PAA Finance Corp.:
5.15%, 6/1/2042	100,000	99,388
6.65%, 1/15/2037	50,000	59,462
Shell International Finance BV:
3.63%, 8/21/2042	150,000	131,878
5.50%, 3/25/2040	150,000	174,181
6.38%, 12/15/2038	190,000	243,280
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	19,568
Suncor Energy, Inc. 6.85%, 6/1/2039	200,000	235,771
Sunoco Logistics Partners Operations LP 6.10%, 2/15/2042	150,000	156,427
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	100,000	97,299
6.25%, 2/1/2038	100,000	105,970
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	100,000	121,774
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	122,676
Tosco Corp. 7.80%, 1/1/2027	150,000	202,772
Total Capital Canada, Ltd. 2.75%, 7/15/2023	150,000	139,927
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040 (a)	100,000	117,145
6.20%, 10/15/2037	120,000	140,277
7.63%, 1/15/2039	265,000	355,674
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	19,871
5.40%, 8/15/2041	50,000	51,895
Transocean, Inc.:
6.80%, 3/15/2038	100,000	106,587
7.35%, 12/15/2041	100,000	115,412
7.50%, 4/15/2031	30,000	34,019
Valero Energy Corp.:
7.50%, 4/15/2032	125,000	152,518
10.50%, 3/15/2039	100,000	148,087
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	128,104
Williams Partners LP 6.30%, 4/15/2040	100,000	104,084

		11,253,845

PAPER & FOREST PRODUCTS — 0.6%
Georgia-Pacific LLC 8.88%, 5/15/2031	200,000	279,276
International Paper Co.:
6.00%, 11/15/2041	100,000	105,776
8.70%, 6/15/2038	50,000	67,423
Westvaco Corp. 7.95%, 2/15/2031	100,000	115,172

		567,647

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 6.95%, 3/15/2043	50,000	50,363

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	$100,000	$112,469

		162,832

PHARMACEUTICALS — 4.7%
Abbott Laboratories:
5.30%, 5/27/2040	50,000	55,442
6.00%, 4/1/2039	75,000	90,858
AbbVie, Inc. 4.40%, 11/6/2042 (b)	250,000	229,143
Actavis, Inc. 4.63%, 10/1/2042	100,000	87,453
AstraZeneca PLC:
4.00%, 9/18/2042	200,000	181,076
6.45%, 9/15/2037	250,000	304,918
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042 (a)	71,000	57,264
5.88%, 11/15/2036	174,000	203,044
Eli Lilly & Co.:
5.50%, 3/15/2027	65,000	74,237
5.95%, 11/15/2037	100,000	116,553
6.77%, 1/1/2036	100,000	126,263
Express Scripts Holding Co. 6.13%, 11/15/2041	75,000	86,567
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043 (a)	45,000	42,507
6.38%, 5/15/2038	280,000	343,097
Hospira, Inc. 5.60%, 9/15/2040	100,000	82,500
Johnson & Johnson:
4.50%, 9/1/2040	150,000	153,772
5.95%, 8/15/2037	75,000	92,927
6.73%, 11/15/2023	150,000	192,118
Merck & Co, Inc.:
5.85%, 6/30/2039	200,000	234,607
5.95%, 12/1/2028	100,000	119,950
6.30%, 1/1/2026	150,000	183,994
6.50%, 12/1/2033	50,000	64,118
6.55%, 9/15/2037	100,000	125,871
Novartis Capital Corp. 3.70%, 9/21/2042	100,000	89,437
Pfizer, Inc. 7.20%, 3/15/2039	210,000	282,382
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	118,622
Wyeth:
5.95%, 4/1/2037	250,000	294,764
6.45%, 2/1/2024	100,000	123,098
6.50%, 2/1/2034	225,000	280,058
Zoetis, Inc. 4.70%, 2/1/2043 (b)	126,000	117,592

		4,554,232

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Boston Properties LP 3.80%, 2/1/2024	50,000	48,800
HCP, Inc. 6.75%, 2/1/2041	100,000	116,845
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	93,047
Simon Property Group LP 6.75%, 2/1/2040	65,000	78,920
Weyerhaeuser Co. 7.38%, 3/15/2032	300,000	357,655

		695,267

ROAD & RAIL — 2.4%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	100,000	91,296
4.40%, 3/15/2042	75,000	68,483
5.40%, 6/1/2041	150,000	159,101
5.75%, 5/1/2040	150,000	166,804
6.15%, 5/1/2037 (a)	100,000	117,125
7.95%, 8/15/2030	50,000	66,546
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	83,915
6.38%, 11/15/2037	100,000	126,859
6.90%, 7/15/2028	95,000	121,765
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	110,340
Con-way, Inc. 6.70%, 5/1/2034 (a)	50,000	49,490
CSX Corp.:
4.10%, 3/15/2044	111,000	95,382
4.40%, 3/1/2043 (a)	100,000	92,642
4.75%, 5/30/2042 (a)	115,000	110,266
6.22%, 4/30/2040	120,000	140,279
Kansas City Southern Railway 4.30%, 5/15/2043 (b)	17,000	15,184
Norfolk Southern Corp.:
4.84%, 10/1/2041 (a)	300,000	302,097
6.00%, 3/15/2105	100,000	109,787
Union Pacific Corp.:
4.25%, 4/15/2043	100,000	94,172
4.30%, 6/15/2042	50,000	47,070
4.75%, 9/15/2041	75,000	75,331
5.78%, 7/15/2040	100,000	115,738

		2,359,672

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	108,106
Intel Corp.:
4.00%, 12/15/2032	100,000	93,056
4.25%, 12/15/2042 (a)	100,000	90,772
4.80%, 10/1/2041	139,000	137,062

		428,996

SOFTWARE — 1.0%
Microsoft Corp.:
3.75%, 5/1/2043 (a)	23,000	20,455
4.50%, 10/1/2040	150,000	150,199
5.20%, 6/1/2039	100,000	109,974
5.30%, 2/8/2041	100,000	112,720
Oracle Corp.:
5.38%, 7/15/2040 (a)	300,000	333,711
6.13%, 7/8/2039	105,000	126,592
6.50%, 4/15/2038	100,000	125,477

		979,128

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

SPECIALTY RETAIL — 1.0%
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	$100,000	$96,290
5.80%, 10/15/2036	100,000	109,597
5.80%, 4/15/2040	100,000	111,078
6.65%, 9/15/2037	50,000	60,375
QVC, Inc. 5.95%, 3/15/2043 (b)	50,000	45,538
The Home Depot, Inc.:
5.40%, 9/15/2040	100,000	110,824
5.88%, 12/16/2036	265,000	309,335
5.95%, 4/1/2041	125,000	148,178

		991,215

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
NIKE, Inc. 3.63%, 5/1/2043	50,000	43,661
V.F. Corp. 6.45%, 11/1/2037	100,000	119,617

		163,278

TOBACCO — 1.2%
Altria Group, Inc.:
4.25%, 8/9/2042	150,000	127,920
9.95%, 11/10/2038	165,000	242,392
10.20%, 2/6/2039	100,000	149,394
Lorillard Tobacco Co. 8.13%, 5/1/2040	50,000	58,875
Philip Morris International, Inc.:
3.88%, 8/21/2042	50,000	42,703
4.13%, 3/4/2043	50,000	44,462
4.38%, 11/15/2041	100,000	90,699
4.50%, 3/20/2042	150,000	138,812
6.38%, 5/16/2038	150,000	179,378
Reynolds American, Inc. 4.75%, 11/1/2042	125,000	111,731

		1,186,366

WIRELESS TELECOMMUNICATION SERVICES — 5.7%
Alltel Corp. 7.88%, 7/1/2032	100,000	133,644
America Movil SAB de CV:
4.38%, 7/16/2042	250,000	214,558
6.13%, 3/30/2040	100,000	108,823
6.38%, 3/1/2035	140,000	155,553
AT&T Corp. 8.00%, 11/15/2031	119,000	166,203
AT&T, Inc.:
5.35%, 9/1/2040	245,000	247,048
6.15%, 9/15/2034	100,000	109,511
6.30%, 1/15/2038	265,000	293,697
6.55%, 2/15/2039	250,000	288,053
BellSouth Corp.:
6.00%, 11/15/2034	100,000	103,156
6.88%, 10/15/2031	325,000	364,377
BellSouth Telecommunications, Inc. 6.38%, 6/1/2028	200,000	225,704
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	430,000	595,718
9.25%, 6/1/2032 (a)	50,000	73,946
Embarq Corp. 8.00%, 6/1/2036	150,000	156,518
France Telecom SA:
5.38%, 1/13/2042 (a)	100,000	99,045
8.50%, 3/1/2031	250,000	340,560
GTE Corp. 6.94%, 4/15/2028	160,000	190,650
Koninklijke KPN NV 8.38%, 10/1/2030 (a)	100,000	123,302
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	50,000	73,410
Rogers Communications, Inc.:
4.50%, 3/15/2043 (a)	50,000	47,703
7.50%, 8/15/2038	100,000	133,926
Telecom Italia Capital SA:
6.00%, 9/30/2034	100,000	90,637
6.38%, 11/15/2033	200,000	186,700
7.20%, 7/18/2036	50,000	49,055
7.72%, 6/4/2038	100,000	101,435
Telefonica Emisiones SAU 7.05%, 6/20/2036	100,000	109,738
Telefonica Europe BV 8.25%, 9/15/2030	195,000	233,618
US Cellular Corp. 6.70%, 12/15/2033	100,000	100,094
Vodafone Group PLC:
4.38%, 2/19/2043	100,000	89,099
6.15%, 2/27/2037	215,000	235,428
6.25%, 11/30/2032	100,000	110,253

		5,551,162

TOTAL CORPORATE BONDS & NOTES —
(Cost $100,446,472)		95,224,733

	Shares
SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,200,680	3,200,680
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	350,809	350,809

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $3,551,489)		3,551,489

TOTAL INVESTMENTS — 101.6% (h)
(Cost $103,997,961)		98,776,222
OTHER ASSETS & LIABILITIES — (1.6)%		(1,518,078)

NET ASSETS — 100.0%		$97,258,144

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 1.5%
Embraer Overseas, Ltd. 6.38%, 1/15/2020	$125,000	$136,605
Exelis, Inc. 5.55%, 10/1/2021	50,000	51,222
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	54,318
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	26,252
4.75%, 7/15/2020	25,000	26,295
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	50,951
Raytheon Co.:
3.13%, 10/15/2020	50,000	50,467
4.88%, 10/15/2040	15,000	15,445
Textron, Inc. 6.20%, 3/15/2015	60,000	64,421
The Boeing Co. 5.88%, 2/15/2040	20,000	24,166
United Technologies Corp. 6.13%, 7/15/2038	25,000	30,459

		530,601

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 2.63%, 8/1/2022	75,000	70,036
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	26,488

		96,524

AIRLINES — 1.4%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 7/15/2025 (a)	100,000	95,500
Continental Airlines, Inc. 5.98%, 4/19/2022	43,862	47,591
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	192,858	202,501
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	150,000	148,875

		494,467

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	51,681
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	52,394

		104,075

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	25,000	35,248
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,593

		85,841

BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	50,000	71,448
Beam, Inc.:
5.38%, 1/15/2016	100,000	109,239
5.88%, 1/15/2036	25,000	27,255
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	50,957
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	125,000	135,427
Diageo Capital PLC 2.63%, 4/29/2023	50,000	46,344
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	51,808
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	50,966
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	56,793

		600,237

BIOTECHNOLOGY — 1.7%
Amgen, Inc. 6.38%, 6/1/2037	25,000	28,651
Biogen Idec, Inc. 6.88%, 3/1/2018	125,000	147,321
Celgene Corp. 3.95%, 10/15/2020	50,000	51,334
Genentech, Inc. 4.75%, 7/15/2015	185,000	199,467
Genzyme Corp. 3.63%, 6/15/2015	50,000	52,793
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	54,023
Life Technologies Corp. 4.40%, 3/1/2015	50,000	52,342

		585,931

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	56,181

BUILDING PRODUCTS — 0.3%
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	75,000	82,495
Owens Corning 7.00%, 12/1/2036	25,000	26,994

		109,489

CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	31,215
BlackRock, Inc. 3.50%, 12/10/2014	60,000	62,413
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	48,619
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	27,913
Jefferies Group LLC 3.88%, 11/9/2015	50,000	51,921
Morgan Stanley:
5.45%, 1/9/2017	100,000	107,720

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

6.25%, 8/9/2026	$25,000	$27,393
Northern Trust Corp. 2.38%, 8/2/2022	100,000	91,446
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	61,254
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	52,288
The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	55,000	56,848
5.45%, 5/15/2019	65,000	73,631
The Goldman Sachs Group, Inc.:
5.50%, 11/15/2014	25,000	26,444
6.00%, 5/1/2014	50,000	52,080

		771,185

CHEMICALS — 4.5%
Agrium, Inc.:
3.15%, 10/1/2022	50,000	46,994
6.13%, 1/15/2041	75,000	81,146
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	15,000	15,319
4.38%, 8/21/2019	50,000	54,949
Airgas, Inc. 3.25%, 10/1/2015	100,000	104,105
CF Industries, Inc. 6.88%, 5/1/2018	150,000	176,196
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	59,098
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	26,060
Ecolab, Inc. 5.50%, 12/8/2041	50,000	54,323
FMC Corp. 3.95%, 2/1/2022	50,000	50,067
Monsanto Co.:
2.75%, 4/15/2016	25,000	26,028
3.60%, 7/15/2042	80,000	68,612
NewMarket Corp. 4.10%, 12/15/2022	150,000	143,954
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	55,425
Praxair, Inc. 5.25%, 11/15/2014	50,000	53,143
RPM International, Inc.:
3.45%, 11/15/2022	50,000	46,781
6.13%, 10/15/2019	25,000	28,722
Sigma-Aldrich Corp. 3.38%, 11/1/2020	50,000	50,452
Syngenta Finance NV 3.13%, 3/28/2022	50,000	49,037
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	63,201
The Mosaic Co.:
3.75%, 11/15/2021	25,000	25,033
4.88%, 11/15/2041	25,000	23,832
The Sherwin-Williams Co.:
1.35%, 12/15/2017	100,000	96,957
3.13%, 12/15/2014	50,000	51,685
Valspar Corp. 4.20%, 1/15/2022	100,000	102,245

		1,553,364

COMMERCIAL BANKS — 4.3%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	52,808
American Express Bank FSB 6.00%, 9/13/2017	25,000	28,934
Associated Banc-Corp. 5.13%, 3/28/2016	85,000	91,283
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	52,016
BB&T Corp. 3.20%, 3/15/2016	50,000	52,385
BB&T Corp., Series C 2.15%, 3/22/2017	50,000	50,265
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	50,449
BNP Paribas 5.00%, 1/15/2021	50,000	53,289
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	60,000	60,138
Discover Bank/Greenwood DE 7.00%, 4/15/2020	50,000	57,614
First Horizon National Corp. 5.38%, 12/15/2015	95,000	102,308
HSBC Holdings PLC 4.00%, 3/30/2022	50,000	50,621
KeyCorp 5.10%, 3/24/2021	50,000	55,443
Lloyds TSB Bank PLC 6.38%, 1/21/2021	100,000	116,194
PNC Funding Corp.:
2.70%, 9/19/2016	100,000	103,677
3.63%, 2/8/2015	20,000	20,852
Regions Financial Corp. 5.75%, 6/15/2015	75,000	81,000
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	75,000	83,531
SVB Financial Group 5.38%, 9/15/2020	50,000	53,039
The Toronto-Dominion Bank 2.38%, 10/19/2016	50,000	51,657
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	48,569
US Bancorp 4.20%, 5/15/2014	50,000	51,628
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	56,943
Westpac Banking Corp. 3.00%, 8/4/2015	25,000	26,063
Zions Bancorporation 7.75%, 9/23/2014	25,000	26,625

		1,477,331

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Avery Dennison Corp.:
3.35%, 4/15/2023	100,000	94,921

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

5.38%, 4/15/2020	$35,000	$36,917
Equifax, Inc. 3.30%, 12/15/2022	100,000	92,436
Republic Services, Inc.:
3.80%, 5/15/2018	50,000	52,685
5.25%, 11/15/2021	20,000	22,015
The ADT Corp. 2.25%, 7/15/2017	50,000	48,922
The Western Union Co.:
2.88%, 12/10/2017	100,000	98,996
5.25%, 4/1/2020	25,000	26,260

		473,152

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.:
3.15%, 3/14/2017	150,000	158,499
5.90%, 2/15/2039	25,000	29,064
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	50,544
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	56,389

		294,496

COMPUTERS & PERIPHERALS — 0.4%
Dell, Inc. 5.40%, 9/10/2040	25,000	19,750
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	14,000	13,490
3.50%, 4/15/2023	19,000	17,323
Hewlett-Packard Co.:
3.00%, 9/15/2016	50,000	51,318
4.75%, 6/2/2014	25,000	25,799

		127,680

CONSTRUCTION & ENGINEERING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	50,000	47,512
Fluor Corp. 3.38%, 9/15/2021	50,000	50,155

		97,667

CONSUMER FINANCE — 0.3%
John Deere Capital Corp. 2.25%, 4/17/2019	100,000	99,522

CONTAINERS & PACKAGING — 0.4%
Bemis Co., Inc. 4.50%, 10/15/2021	50,000	51,770
Packaging Corp. of America 3.90%, 6/15/2022	50,000	48,776
Sonoco Products Co. 5.75%, 11/1/2040	40,000	43,214

		143,760

DIVERSIFIED FINANCIAL SERVICES — 4.0%
Alterra Finance LLC 6.25%, 9/30/2020	50,000	55,745
American Express Credit Corp. 1.75%, 6/12/2015	50,000	50,632
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	39,565
Bank of America Corp. 3.88%, 3/22/2017	125,000	130,536
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,594
BP Capital Markets PLC 3.13%, 10/1/2015	50,000	52,367
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	52,798
6.75%, 9/15/2017	17,000	19,779
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	52,797
5.50%, 10/15/2014	60,000	63,057
CME Group, Inc. 5.40%, 8/1/2013	50,000	50,191
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	100,000	98,117
Franklin Resources, Inc. 3.13%, 5/20/2015	100,000	104,167
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	52,319
JPMorgan Chase & Co. 5.50%, 10/15/2040	25,000	26,689
Lazard Group LLC 6.85%, 6/15/2017	95,000	106,218
Moody’s Corp. 5.50%, 9/1/2020	50,000	53,091
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	52,660
ORIX Corp. 5.00%, 1/12/2016	60,000	63,816
The Charles Schwab Corp. 3.23%, 9/1/2022	50,000	48,238
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	31,968
Toyota Motor Credit Corp. 0.80%, 5/17/2016	150,000	148,879

		1,369,223

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc. 2.50%, 8/15/2015	50,000	51,569
British Telecommunications PLC 5.95%, 1/15/2018	100,000	114,861
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	60,936

		227,366

ELECTRIC UTILITIES — 4.0%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	27,166
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	64,368
Cleco Power LLC 6.00%, 12/1/2040	75,000	79,271
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	50,000	55,047
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	54,756
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	28,768

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	$25,000	$27,778
Entergy Louisiana LLC 1.88%, 12/15/2014	15,000	15,235
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	56,940
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	23,805
Georgia Power Co. 5.65%, 3/1/2037	25,000	27,455
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	26,593
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	27,249
Nevada Power Co. 6.65%, 4/1/2036	100,000	125,899
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	50,352
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	26,333
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	27,344
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	39,964
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	50,569
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	52,937
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,046
5.50%, 3/1/2040	15,000	17,338
Scottish Power, Ltd. 5.38%, 3/15/2015	25,000	26,432
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	50,000	57,989
Southern California Edison Co. 3.88%, 6/1/2021	20,000	21,147
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	55,265
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	50,000	54,811
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	57,513
UIL Holdings Corp. 4.63%, 10/1/2020	34,000	34,934
Westar Energy, Inc. 4.13%, 3/1/2042	50,000	47,062
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	29,552
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	57,061

		1,366,979

ELECTRICAL EQUIPMENT — 0.8%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	57,899
Emerson Electric Co. 4.25%, 11/15/2020	50,000	53,998
Hubbell, Inc. 3.63%, 11/15/2022	100,000	100,345
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	57,509

		269,751

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. 4.00%, 2/1/2022	35,000	34,298
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,453
Avnet, Inc. 6.63%, 9/15/2016	50,000	56,240
Corning, Inc. 5.75%, 8/15/2040	30,000	32,195

		174,186

ENERGY EQUIPMENT & SERVICES — 0.8%
Cameron International Corp. 5.95%, 6/1/2041	25,000	27,979
Halliburton Co.:
4.50%, 11/15/2041	25,000	25,034
6.70%, 9/15/2038	25,000	32,156
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	60,794
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	75,000	70,424
3.95%, 12/1/2042	50,000	45,002

		261,389

FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.:
1.70%, 12/15/2019	150,000	144,030
5.50%, 3/15/2017	25,000	28,476
CVS Caremark Corp.:
2.75%, 12/1/2022	100,000	92,646
6.13%, 8/15/2016	20,000	22,716
Safeway, Inc. 6.25%, 3/15/2014	50,000	51,767
Sysco Corp. 6.63%, 3/17/2039	25,000	31,517
The Kroger Co. 6.15%, 1/15/2020	50,000	57,428
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	24,562
Walgreen Co. 5.25%, 1/15/2019	100,000	112,935

		566,077

FOOD PRODUCTS — 2.4%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	51,543
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,214
ConAgra Foods, Inc.:
6.63%, 8/15/2039 (a)	25,000	28,525
7.00%, 4/15/2019	50,000	59,765
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	53,007
Delhaize Group SA 5.70%, 10/1/2040	25,000	23,864

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

General Mills, Inc. 5.70%, 2/15/2017	$50,000	$56,678
HJ Heinz Finance Co. 6.75%, 3/15/2032	9,000	9,270
Hormel Foods Corp. 4.13%, 4/15/2021	100,000	103,901
Kellogg Co. 4.15%, 11/15/2019	50,000	54,161
Kraft Foods, Inc. 6.13%, 2/1/2018	35,000	40,513
Sara Lee Corp. 2.75%, 9/15/2015	50,000	50,705
The Hershey Co. 4.13%, 12/1/2020	50,000	54,126
The JM Smucker Co. 3.50%, 10/15/2021	50,000	49,533
Tyson Foods, Inc. 4.50%, 6/15/2022	100,000	102,310
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	52,057

		816,172

GAS UTILITIES — 1.0%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	56,641
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	57,884
Energen Corp. 4.63%, 9/1/2021	50,000	48,814
National Grid PLC 6.30%, 8/1/2016	25,000	28,283
Southern California Gas Co. 5.45%, 4/15/2018	35,000	40,455
Southwest Gas Corp. 3.88%, 4/1/2022	100,000	103,249

		335,326

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	30,215
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	25,194
Boston Scientific Corp. 7.38%, 1/15/2040	35,000	43,299
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	26,468
CareFusion Corp. 6.38%, 8/1/2019	50,000	57,170
Covidien International Finance SA 4.20%, 6/15/2020	50,000	52,996
DENTSPLY International, Inc. 4.13%, 8/15/2021	50,000	50,483
Medtronic, Inc.:
3.00%, 3/15/2015	25,000	25,942
3.13%, 3/15/2022	50,000	48,855
4.50%, 3/15/2042	50,000	48,884
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	35,742
Stryker Corp. 2.00%, 9/30/2016	50,000	51,198
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	27,185

		523,631

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Aetna, Inc.:
3.95%, 9/1/2020	50,000	51,796
6.63%, 6/15/2036	50,000	59,550
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	55,190
Cardinal Health, Inc.:
3.20%, 3/15/2023	50,000	46,879
5.80%, 10/15/2016	50,000	56,367
CIGNA Corp. 8.50%, 5/1/2019	50,000	63,330
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	31,685
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	20,885
Humana, Inc. 8.15%, 6/15/2038	25,000	33,551
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	36,200
McKesson Corp. 4.75%, 3/1/2021	50,000	54,800
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,049
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	52,013
WellPoint, Inc. 3.13%, 5/15/2022	50,000	47,365

		626,660

HOTELS, RESTAURANTS & LEISURE — 1.8%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	26,732
Hyatt Hotels Corp. 5.38%, 8/15/2021	100,000	106,902
International Game Technology 5.50%, 6/15/2020	35,000	35,644
Marriott International, Inc. 6.38%, 6/15/2017	50,000	57,115
McDonald’s Corp. 5.35%, 3/1/2018	20,000	22,953
Starbucks Corp. 6.25%, 8/15/2017	35,000	40,528
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	88,520
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	48,878
4.25%, 3/1/2022	50,000	49,175
Yum! Brands, Inc.:
3.88%, 11/1/2020	25,000	25,148
6.25%, 3/15/2018	50,000	57,867
6.88%, 11/15/2037	50,000	59,232

		618,694

HOUSEHOLD DURABLES — 1.4%
MDC Holdings, Inc. 5.38%, 7/1/2015	200,000	207,000

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Mohawk Industries, Inc. 3.85%, 2/1/2023	$100,000	$96,257
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	53,004
NVR, Inc. 3.95%, 9/15/2022	89,000	86,774
Whirlpool Corp. 4.85%, 6/15/2021	50,000	52,937

		495,972

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.:
2.88%, 10/1/2022	75,000	70,295
3.35%, 12/15/2015	25,000	25,870
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,222
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	50,718
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	30,044
The Clorox Co. 3.80%, 11/15/2021	50,000	50,604
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,182
Tupperware Brands Corp. 4.75%, 6/1/2021	75,000	76,298

		381,233

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	50,000	56,522

INDUSTRIAL CONGLOMERATES — 0.6%
3M Co. 1.38%, 9/29/2016	50,000	50,446
Cooper US, Inc. 2.38%, 1/15/2016	25,000	25,641
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	31,226
Pentair Finance SA 5.00%, 5/15/2021	50,000	53,152
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	51,896

		212,361

INSURANCE — 6.9%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	51,958
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	39,440
Aflac, Inc. 6.45%, 8/15/2040	50,000	58,291
Alleghany Corp. 5.63%, 9/15/2020	50,000	54,611
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	29,055
American Financial Group, Inc. 9.88%, 6/15/2019	30,000	38,946
American International Group, Inc.:
5.05%, 10/1/2015	50,000	54,153
5.45%, 5/18/2017	35,000	38,701
6.40%, 12/15/2020	20,000	23,234
AON Corp. 3.13%, 5/27/2016	35,000	36,535
Assurant, Inc. 6.75%, 2/15/2034	50,000	51,744
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	53,119
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	53,297
CNA Financial Corp. 5.75%, 8/15/2021	25,000	28,227
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	54,409
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	32,919
Genworth Financial, Inc. 6.52%, 5/22/2018	100,000	110,515
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	21,000	18,120
HCC Insurance Holdings, Inc. 6.30%, 11/15/2019	50,000	57,721
Lincoln National Corp. 6.25%, 2/15/2020	25,000	28,664
Loews Corp. 6.00%, 2/1/2035	25,000	27,263
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	128,400
Markel Corp. 7.13%, 9/30/2019	50,000	59,567
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	25,000	27,056
5.75%, 9/15/2015	24,000	26,319
MetLife, Inc. 6.82%, 8/15/2018	100,000	121,067
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	54,709
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	64,401
Protective Life Corp. 7.38%, 10/15/2019	50,000	60,009
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	57,225
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	58,873
The Allstate Corp. 5.20%, 1/15/2042	50,000	51,579
The Hanover Insurance Group, Inc. 6.38%, 6/15/2021	50,000	54,703
The Progressive Corp. 3.75%, 8/23/2021	50,000	51,482
Torchmark Corp. 9.25%, 6/15/2019	75,000	96,284
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	64,437
Travelers Property Casualty Corp. 6.38%, 3/15/2033	25,000	29,833
Unitrin, Inc. 6.00%, 5/15/2017	50,000	52,874

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Unum Group 7.13%, 9/30/2016	$50,000	$57,735
Validus Holdings, Ltd. 8.88%, 1/26/2040	125,000	156,841
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	55,695
Willis North America, Inc. 7.00%, 9/29/2019	50,000	56,974
XL Group PLC 6.38%, 11/15/2024	50,000	56,457

		2,383,442

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020 (b)	35,000	37,450

INTERNET SOFTWARE & SERVICES — 0.3%
Google, Inc.:
2.13%, 5/19/2016	50,000	51,747
3.63%, 5/19/2021	50,000	52,426

		104,173

IT SERVICES — 0.7%
Fiserv, Inc.:
3.13%, 6/15/2016	35,000	36,335
4.63%, 10/1/2020	100,000	104,980
International Business Machines Corp. 5.70%, 9/14/2017	50,000	57,707
SAIC, Inc. 4.45%, 12/1/2020	50,000	50,981

		250,003

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	55,225
Mattel, Inc.:
2.50%, 11/1/2016	70,000	71,934
6.20%, 10/1/2040	10,000	11,225

		138,384

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	25,036
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	50,765

		75,801

MACHINERY — 2.6%
Caterpillar, Inc. 3.90%, 5/27/2021	50,000	51,962
Cummins, Inc. 7.13%, 3/1/2028	25,000	30,825
Danaher Corp. 5.40%, 3/1/2019	50,000	57,848
Deere & Co. 5.38%, 10/16/2029	25,000	28,467
Dover Corp. 5.38%, 3/1/2041	35,000	39,253
Eaton Corp.:
2.75%, 11/2/2022 (a)	25,000	23,174
6.95%, 3/20/2019	25,000	29,693
Harsco Corp. 2.70%, 10/15/2015	50,000	50,285
IDEX Corp. 4.50%, 12/15/2020	50,000	51,822
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	25,905
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	40,461
Joy Global, Inc. 5.13%, 10/15/2021	20,000	21,095
Kennametal, Inc.:
2.65%, 11/1/2019	50,000	47,690
3.88%, 2/15/2022	50,000	48,547
Parker Hannifin Corp.:
5.50%, 5/15/2018	50,000	57,164
6.25%, 5/15/2038	25,000	30,684
Snap-On, Inc. 6.13%, 9/1/2021	25,000	28,893
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	36,078
Timken Co. 6.00%, 9/15/2014	50,000	52,868
Valmont Industries, Inc. 6.63%, 4/20/2020	25,000	28,346
Xylem, Inc. 3.55%, 9/20/2016	115,000	120,183

		901,243

MEDIA — 3.2%
CBS Corp. 7.88%, 7/30/2030	75,000	93,210
Comcast Corp. 4.65%, 7/15/2042	100,000	96,280
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	25,000	27,082
6.38%, 3/1/2041	25,000	26,113
Discovery Communications LLC 5.63%, 8/15/2019	35,000	40,274
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	65,324
NBCUniversal Media LLC 5.15%, 4/30/2020	75,000	85,730
News America, Inc. 6.20%, 12/15/2034	50,000	55,444
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	58,258
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	100,000	97,273
4.00%, 3/15/2022	50,000	48,808
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037	25,000	24,874
The Walt Disney Co.:
0.45%, 12/1/2015	25,000	24,796
2.35%, 12/1/2022	25,000	23,166
2.75%, 8/16/2021	25,000	24,409
3.70%, 12/1/2042	25,000	22,351
Time Warner Cable, Inc. 6.55%, 5/1/2037	50,000	50,349

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Time Warner, Inc. 4.70%, 1/15/2021	$50,000	$53,497
Viacom, Inc.:
1.25%, 2/27/2015	50,000	50,129
4.25%, 9/15/2015	25,000	26,631
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	50,000	49,750
WPP Finance UK 8.00%, 9/15/2014	50,000	53,966

		1,097,714

METALS & MINING — 3.1%
Alcoa, Inc.:
5.40%, 4/15/2021	75,000	72,992
5.95%, 2/1/2037	50,000	45,357
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	61,315
AngloGold Ashanti Holdings PLC:
5.13%, 8/1/2022	100,000	87,000
5.38%, 4/15/2020	50,000	45,500
Barrick North America Finance LLC 6.80%, 9/15/2018	50,000	53,442
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	41,794
Carpenter Technology Corp. 4.45%, 3/1/2023	60,000	57,798
Cliffs Natural Resources, Inc. 4.80%, 10/1/2020	50,000	44,926
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	50,000	45,011
Newmont Mining Corp.:
4.88%, 3/15/2042	75,000	57,326
5.88%, 4/1/2035	25,000	22,414
Nucor Corp. 6.40%, 12/1/2037	75,000	89,814
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	150,000	153,677
Southern Copper Corp. 7.50%, 7/27/2035	25,000	27,010
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	28,132
Vale Overseas, Ltd.:
4.38%, 1/11/2022	40,000	38,065
6.88%, 11/10/2039	25,000	25,563
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	52,777
6.20%, 6/15/2035	25,000	23,597

		1,073,510

MULTI-UTILITIES — 1.2%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	40,428
Dominion Resources, Inc. 5.60%, 11/15/2016	50,000	56,549
Integrys Energy Group, Inc. 4.17%, 11/1/2020	50,000	53,042
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	56,914
NSTAR 4.50%, 11/15/2019	25,000	27,359
Sempra Energy 6.00%, 10/15/2039	25,000	28,271
United Utilities PLC 6.88%, 8/15/2028	50,000	56,000
Veolia Environnement SA 6.75%, 6/1/2038	25,000	28,140
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	55,140

		401,843

MULTILINE RETAIL — 0.4%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	27,475
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	24,990
6.70%, 7/15/2034	25,000	27,420
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	52,403

		132,288

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.50%, 5/15/2021	95,000	98,300

OIL, GAS & CONSUMABLE FUELS — 10.1%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	45,000	53,550
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	25,000	28,055
6.45%, 9/15/2036	75,000	86,530
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	50,170
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,335
BP Capital Markets PLC 3.25%, 5/6/2022	50,000	48,475
Buckeye Partners LP 4.88%, 2/1/2021	50,000	51,092
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	100,000	113,255
Cenovus Energy, Inc.:
5.70%, 10/15/2019	50,000	56,706
6.75%, 11/15/2039	75,000	89,250
Chevron Corp. 4.95%, 3/3/2019	35,000	40,068
ConocoPhillips 4.60%, 1/15/2015	50,000	52,930
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,099
Devon Financing Corp. ULC 7.88%, 9/30/2031	25,000	32,152
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	58,753
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	130,183
Enbridge Energy Partners LP 4.20%, 9/15/2021	100,000	101,821
Enbridge, Inc. 5.60%, 4/1/2017	50,000	55,611
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	31,818

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

ENI USA, Inc. 7.30%, 11/15/2027	$110,000	$137,900
Ensco PLC 4.70%, 3/15/2021	50,000	52,941
Enterprise Products Operating LLC Series G 5.60%, 10/15/2014	35,000	37,060
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	54,404
EQT Corp. 6.50%, 4/1/2018	50,000	56,117
Hess Corp. 7.88%, 10/1/2029	25,000	30,888
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	26,152
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	38,825
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	59,226
Marathon Oil Corp.:
0.90%, 11/1/2015	50,000	49,642
2.80%, 11/1/2022	50,000	46,546
6.60%, 10/1/2037	25,000	29,439
Marathon Petroleum Corp. 5.13%, 3/1/2021	50,000	55,063
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	52,988
Noble Energy, Inc.:
4.15%, 12/15/2021	50,000	51,649
8.25%, 3/1/2019	25,000	31,246
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	51,540
Northern Border Pipeline Co. 7.50%, 9/15/2021	25,000	29,474
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	53,153
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,250
6.13%, 2/1/2041	65,000	67,310
ONEOK, Inc. 5.20%, 6/15/2015	50,000	53,610
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	25,000	28,866
Petro-Canada:
6.05%, 5/15/2018	75,000	86,698
6.80%, 5/15/2038	50,000	58,816
Pioneer Natural Resources Co. 3.95%, 7/15/2022	25,000	24,606
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	57,370
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	41,802
Shell International Finance BV 4.30%, 9/22/2019	25,000	27,626
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	32,613
Spectra Energy Capital LLC:
4.60%, 6/15/2021	60,000	60,853
8.00%, 10/1/2019	50,000	62,789
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	50,000	46,439
4.65%, 2/15/2022	15,000	15,449
4.95%, 1/15/2043	50,000	44,598
Talisman Energy, Inc.:
3.75%, 2/1/2021	25,000	25,030
5.50%, 5/15/2042	25,000	24,325
5.85%, 2/1/2037	25,000	25,348
TC Pipelines LP 4.65%, 6/15/2021	50,000	50,385
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	57,821
Total Capital SA 4.25%, 12/15/2021	25,000	26,852
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	29,224
Transocean, Inc.:
6.38%, 12/15/2021	50,000	56,229
6.80%, 3/15/2038	50,000	53,293
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	28,862
9.38%, 3/15/2019	35,000	45,721
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	56,465
Williams Partners LP 4.13%, 11/15/2020	75,000	75,664
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	59,223

		3,458,243

PAPER & FOREST PRODUCTS — 0.9%
Domtar Corp. 4.40%, 4/1/2022	50,000	47,615
International Paper Co. 9.38%, 5/15/2019	50,000	66,191
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	92,253
Rayonier, Inc. 3.75%, 4/1/2022	100,000	96,154

		302,213

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,433
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	56,235

		81,668

PHARMACEUTICALS — 2.5%
Abbott Laboratories 6.15%, 11/30/2037	25,000	30,685
AbbVie, Inc. 4.40%, 11/6/2042 (a)	50,000	45,829
Allergan, Inc. 5.75%, 4/1/2016	100,000	111,565
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	25,716
AstraZeneca PLC:
4.00%, 9/18/2042	50,000	45,269
5.90%, 9/15/2017	25,000	29,024

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Bristol-Myers Squibb Co. 6.13%, 5/1/2038	$25,000	$29,810
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	55,745
Express Scripts Holding Co. 6.13%, 11/15/2041	25,000	28,856
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	100,000	99,188
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	26,838
Hospira, Inc. 6.05%, 3/30/2017	50,000	53,408
Johnson & Johnson 5.85%, 7/15/2038	25,000	30,506
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	50,000	53,889
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	53,346
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	26,016
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	28,486
Zoetis, Inc.:
3.25%, 2/1/2023 (a)	50,000	47,302
4.70%, 2/1/2043 (a)	50,000	46,663

		868,141

PROFESSIONAL SERVICES — 0.2%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,135

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	101,681
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	56,539
BioMed Realty LP 3.85%, 4/15/2016	50,000	52,364
Boston Properties LP 4.13%, 5/15/2021	50,000	51,850
Brandywine Operating Partnership LP 4.95%, 4/15/2018	50,000	53,413
BRE Properties, Inc. 5.50%, 3/15/2017	50,000	54,776
Camden Property Trust 4.63%, 6/15/2021	175,000	184,200
Digital Realty Trust LP 3.63%, 10/1/2022	150,000	138,743
Duke Realty LP 6.75%, 3/15/2020	25,000	29,037
EPR Properties 5.75%, 8/15/2022	100,000	102,221
Equity One, Inc. 3.75%, 11/15/2022	100,000	93,721
ERP Operating LP 5.25%, 9/15/2014	50,000	52,545
Essex Portfolio LP 3.63%, 8/15/2022	200,000	191,631
Federal Realty Investment Trust 2.75%, 6/1/2023	100,000	89,991
Health Care REIT, Inc. 6.13%, 4/15/2020	150,000	168,957
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	50,000	56,077
Highwoods Realty LP 5.85%, 3/15/2017	30,000	32,681
Hospitality Properties Trust 5.00%, 8/15/2022	100,000	100,126
Host Hotels & Resorts LP:
3.75%, 10/15/2023	50,000	46,230
6.00%, 10/1/2021	75,000	81,797
Kilroy Realty LP 5.00%, 11/3/2015	50,000	53,717
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	53,318
Liberty Property LP:
4.75%, 10/1/2020	70,000	72,909
6.63%, 10/1/2017	25,000	28,623
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	60,638
National Retail Properties, Inc. 3.80%, 10/15/2022	150,000	143,954
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	125,000	133,909
Post Apartment Homes LP 3.38%, 12/1/2022	150,000	141,224
Realty Income Corp. 6.75%, 8/15/2019	50,000	59,129
Regency Centers LP 5.25%, 8/1/2015	50,000	53,573
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	51,212
Simon Property Group LP 6.13%, 5/30/2018	50,000	58,410
Tanger Properties LP 6.15%, 11/15/2015	60,000	66,787
UDR, Inc. 5.25%, 1/15/2015	50,000	52,769
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,615
4.75%, 6/1/2021	25,000	26,121
Vornado Realty LP 4.25%, 4/1/2015	85,000	88,659
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	52,089
Weingarten Realty Investors 3.50%, 4/15/2023	50,000	46,144

		2,997,380

ROAD & RAIL — 2.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	50,000	47,476
4.45%, 3/15/2043	50,000	46,266
Canadian National Railway Co.:
2.85%, 12/15/2021	100,000	98,291
6.20%, 6/1/2036	25,000	30,868
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	51,870
Con-way, Inc.:
6.70%, 5/1/2034	75,000	74,235

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

7.25%, 1/15/2018	$75,000	$84,963
CSX Corp. 3.70%, 10/30/2020	50,000	52,214
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	50,725
Norfolk Southern Corp.:
2.90%, 2/15/2023	32,000	30,047
3.25%, 12/1/2021	25,000	24,671
Ryder System, Inc.:
2.35%, 2/26/2019	50,000	48,401
3.15%, 3/2/2015	50,000	51,153
Union Pacific Corp.:
4.16%, 7/15/2022	50,000	53,023
4.30%, 6/15/2042	25,000	23,535
5.13%, 2/15/2014	25,000	25,662

		793,400

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Analog Devices, Inc. 3.00%, 4/15/2016	50,000	52,398
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	32,432
Intel Corp.:
1.95%, 10/1/2016	50,000	51,201
4.80%, 10/1/2041	35,000	34,512
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	34,256
Texas Instruments, Inc. 1.38%, 5/15/2014	50,000	50,385

		255,184

SOFTWARE — 1.6%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	25,845
BMC Software, Inc. 4.25%, 2/15/2022	75,000	74,250
CA, Inc. 5.38%, 12/1/2019	50,000	54,242
Intuit, Inc. 5.75%, 3/15/2017	50,000	55,625
Microsoft Corp. 1.63%, 9/25/2015	50,000	51,088
Oracle Corp.:
1.20%, 10/15/2017	100,000	97,257
6.13%, 7/8/2039	25,000	30,141
Symantec Corp.:
2.75%, 9/15/2015	50,000	51,525
3.95%, 6/15/2022	100,000	96,474

		536,447

SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc. 5.75%, 5/1/2020	50,000	52,495
AutoZone, Inc.:
2.88%, 1/15/2023	50,000	45,089
5.75%, 1/15/2015	96,000	102,959
Family Dollar Stores, Inc. 5.00%, 2/1/2021	50,000	50,847
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	51,051
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	25,939
QVC, Inc.:
5.13%, 7/2/2022	50,000	50,517
5.95%, 3/15/2043 (a)	75,000	68,307
Staples, Inc.:
2.75%, 1/12/2018	100,000	99,500
4.38%, 1/12/2023	50,000	48,274
The Gap, Inc. 5.95%, 4/12/2021	50,000	55,154
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	27,706
TJX Cos., Inc. 6.95%, 4/15/2019	75,000	90,993

		768,831

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	25,000	29,904

THRIFTS & MORTGAGE FINANCE — 0.2%
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	60,000	67,816

TOBACCO — 1.0%
Altria Group, Inc.:
2.95%, 5/2/2023	50,000	46,417
4.50%, 5/2/2043	25,000	22,218
9.25%, 8/6/2019	25,000	33,075
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	26,085
Philip Morris International, Inc.:
1.13%, 8/21/2017	50,000	48,584
3.88%, 8/21/2042	50,000	42,703
6.38%, 5/16/2038	25,000	29,896
Reynolds American, Inc.:
3.25%, 11/1/2022	50,000	46,726
7.75%, 6/1/2018	25,000	30,520

		326,224

TRADING COMPANIES & DISTRIBUTORS — 0.2%
GATX Corp.:
2.38%, 7/30/2018	23,000	22,411
8.75%, 5/15/2014	50,000	53,329

		75,740

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
America Movil SAB de CV 6.13%, 3/30/2040	100,000	108,823
American Tower Corp. 4.50%, 1/15/2018	50,000	53,338
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	25,000	32,352
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	27,708
France Telecom SA 4.38%, 7/8/2014	50,000	51,530
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	43,156

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Rogers Communications, Inc. 6.38%, 3/1/2014	$50,000	$51,867
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	55,633
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	51,504
US Cellular Corp. 6.70%, 12/15/2033	50,000	50,047
Vodafone Group PLC:
4.15%, 6/10/2014	50,000	51,524
6.15%, 2/27/2037	25,000	27,376

		604,858

TOTAL CORPORATE BONDS & NOTES —
(Cost $34,175,880)		33,914,380

	Shares
SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)(e) (Cost $301,111)	301,111	301,111

TOTAL INVESTMENTS — 99.6% (f)
(Cost $34,476,991)		34,215,491
OTHER ASSETS & LIABILITIES — 0.4%		124,609

NET ASSETS — 100.0%		$34,340,100

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 69.7%
AEROSPACE & DEFENSE — 0.7%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$8,546,000	$8,713,331

AUTOMOBILES — 2.7%
Ford Motor Co. 4.25%, 11/15/2016	9,913,000	17,936,582
Navistar International Corp. 3.00%, 10/15/2014	7,022,000	6,813,447
Tesla Motors, Inc. 1.50%, 6/1/2018	7,000,000	7,912,730

		32,662,759

BEVERAGES — 0.5%
Molson Coors Brewing Co. 2.50%, 7/30/2013	6,544,000	6,579,992

BIOTECHNOLOGY — 6.6%
Dendreon Corp. 2.88%, 1/15/2016 (a)	7,557,000	5,630,290
Gilead Sciences, Inc.:
1.00%, 5/1/2014	14,003,000	31,959,607
1.63%, 5/1/2016	14,162,000	32,168,700
Illumina, Inc. 0.25%, 3/15/2016 (b)	10,500,000	11,358,690

		81,117,287

BUILDING PRODUCTS — 2.8%
Cemex SAB de CV:
3.25%, 3/15/2016	12,087,000	14,706,978
3.75%, 3/15/2018 (a)	7,788,000	9,603,305
4.88%, 3/15/2015 (a)	8,980,000	10,313,440

		34,623,723

CAPITAL MARKETS — 0.6%
Ares Capital Corp. 5.75%, 2/1/2016 (a)	7,148,000	7,802,757

COMMUNICATIONS EQUIPMENT — 0.5%
Ciena Corp. 0.88%, 6/15/2017 (a)	6,300,000	6,067,530

COMPUTERS & PERIPHERALS — 3.6%
EMC Corp. 1.75%, 12/1/2013	19,600,000	28,904,120
SanDisk Corp. 1.50%, 8/15/2017	11,144,000	14,917,247

		43,821,367

CONTAINERS & PACKAGING — 0.7%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	8,403,000	8,531,734

FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	13,884,000	14,007,568

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (a)(c)	6,250,000	6,198,750

HEALTH CARE PROVIDERS & SERVICES — 3.0%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	7,119,000	7,696,564
Molina Healthcare, Inc. 1.13%, 1/15/2020 (b)	7,550,000	8,259,398
WellPoint, Inc. 2.75%, 10/15/2042 (b)	16,750,000	21,069,825

		37,025,787

HOTELS, RESTAURANTS & LEISURE — 2.1%
International Game Technology 3.25%, 5/1/2014 (a)	10,448,000	11,129,627
MGM Resorts International 4.25%, 4/15/2015	13,164,000	14,675,754

		25,805,381

HOUSEHOLD DURABLES — 1.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	5,704,000	9,539,370
Jarden Corp. 1.88%, 9/15/2018 (b)	6,250,000	7,023,062

		16,562,432

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	6,911,000	7,785,103

INTERNET & CATALOG RETAIL — 3.4%
priceline.com, Inc.:
0.35%, 6/15/2020 (b)	12,000,000	11,319,864
1.00%, 3/15/2018 (a)	11,350,000	13,184,387
1.25%, 3/15/2015	6,420,000	17,554,334

		42,058,585

INTERNET SOFTWARE & SERVICES — 2.2%
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)	7,350,000	7,166,265
VeriSign, Inc. 3.25%, 8/15/2037	13,998,000	19,681,188

		26,847,453

IT SERVICES — 1.7%
Alliance Data Systems Corp. 1.75%, 8/1/2013	8,976,000	20,543,551

MARINE — 0.6%
DryShips, Inc. 5.00%, 12/1/2014	8,078,000	7,199,542

MEDIA — 4.3%
Liberty Interactive LLC 0.75%, 3/30/2043 (b)	9,000,000	9,907,740
Virgin Media, Inc. 6.50%, 11/15/2016	11,297,000	30,143,220
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	6,365,000	12,014,956

		52,065,916

METALS & MINING — 4.6%
Alcoa, Inc. 5.25%, 3/15/2014 (a)	6,618,000	8,399,301
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (a)(b)	7,624,000	7,684,077
ArcelorMittal 5.00%, 5/15/2014 (a)	9,431,000	9,681,865

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Goldcorp, Inc. 2.00%, 8/1/2014	$10,937,000	$11,052,276
Newmont Mining Corp.:
1.25%, 7/15/2014	7,373,000	7,446,730
1.63%, 7/15/2017 (a)	6,271,000	6,702,131
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	5,450,000	5,265,572

		56,231,952

OIL, GAS & CONSUMABLE FUELS — 4.3%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	22,623,000	21,321,046
Cobalt International Energy, Inc. 2.63%, 12/1/2019	16,715,000	17,707,871
Massey Energy Co. 3.25%, 8/1/2015 (a)	6,300,000	5,703,390
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	9,573,000	6,653,867
USEC, Inc. 3.00%, 10/1/2014	6,825,000	1,365,000

		52,751,174

PHARMACEUTICALS — 2.6%
Mylan, Inc. 3.75%, 9/15/2015	6,605,000	15,694,008
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019	8,500,000	10,164,130
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	5,750,000	6,009,383

		31,867,521

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Annaly Capital Management, Inc. 5.00%, 5/15/2015	9,250,000	9,326,127
Boston Properties LP 3.63%, 2/15/2014 (b)	9,577,000	9,899,745
Starwood Property Trust, Inc. 4.55%, 3/1/2018	7,500,000	7,706,475

		26,932,347

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.5%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	7,474,000	7,644,258
Intel Corp.:
2.95%, 12/15/2035 (a)	18,369,000	20,033,231
3.25%, 8/1/2039	22,770,000	29,052,698
Linear Technology Corp. Series A 3.00%, 5/1/2027	9,680,000	10,148,996
Microchip Technology, Inc. 2.13%, 12/15/2037 (a)	13,110,000	19,011,073
Micron Technology, Inc. 2.38%, 5/1/2032 (b)	6,355,000	10,126,693
Novellus Systems, Inc. 2.63%, 5/15/2041	8,200,000	11,619,400
Xilinx, Inc.:
2.63%, 6/15/2017	6,590,000	9,489,600
3.13%, 3/15/2037	8,283,000	11,451,248

		128,577,197

SOFTWARE — 3.4%
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)	7,250,000	7,525,572
Nuance Communications, Inc. 2.75%, 11/1/2031	8,450,000	8,713,640
Salesforce.com, Inc.:
0.25%, 4/1/2018 (b)	13,000,000	12,346,048
0.75%, 1/15/2015 (a)	7,168,000	12,985,549

		41,570,809

THRIFTS & MORTGAGE FINANCE — 0.6%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	6,500,000	7,371,650

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)	7,773,000	8,566,235
SBA Communications Corp. 4.00%, 10/1/2014	5,685,000	13,996,299

		22,562,534

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $792,854,284)		853,885,732

	Shares
CONVERTIBLE PREFERRED STOCKS — 28.9%
AEROSPACE & DEFENSE — 1.2%
United Technologies Corp. 7.50%, 8/1/2015 (a)	252,500	14,988,400

AUTO COMPONENTS — 0.5%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014 (a)	121,500	5,985,090

AUTOMOBILES — 4.5%
General Motors Co. 4.75%, 12/1/2013	1,157,227	55,732,052

COMMERCIAL BANKS — 4.9%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	50,393	60,169,242

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp. Series L 7.25%, 12/31/2049	35,908	39,875,834

ELECTRIC UTILITIES — 2.9%
AES Trust III 6.75%, 10/15/2029 (a)	129,978	6,540,493
NextEra Energy, Inc.:
5.60%, 6/1/2015 (a)	125,000	7,050,000
5.89%, 9/1/2015	163,500	9,080,790
PPL Corp. 8.75%, 5/1/2014 (a)	238,500	12,883,770

		35,555,053

FOOD PRODUCTS — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049	73,500	7,397,775

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	20,461	$4,644,442

INSURANCE — 2.1%
MetLife, Inc. 5.00%, 9/11/2013	465,800	25,521,182

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	76,132	9,831,687

METALS & MINING — 2.3%
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013	178,112	3,065,308
ArcelorMittal 6.00%, 1/15/2016	1,000,000	18,770,000
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	350,000	6,209,000

		28,044,308

MULTI-UTILITIES — 1.0%
Dominion Resources Inc.:
6.13%, 4/1/2016	115,000	5,773,000
6.00%, 7/1/2016	125,000	6,256,250

		12,029,250

OIL, GAS & CONSUMABLE FUELS — 2.1%
Apache Corp. 6.00%, 8/1/2013	291,000	13,892,340
CenterPoint Energy, Inc. 3.55%, 9/15/2029 (c)	165,921	7,958,401
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	3,500	3,589,600

		25,440,341

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Weyerhaeuser Co. 6.38%, 7/1/2016	152,000	7,753,520
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	168,645	10,471,168

		18,224,688

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017 (a)	10,605	10,127,775

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $316,971,431) (d)		353,567,119

COMMON STOCKS — 0.8%
AUTO COMPONENTS — 0.8%
Dana Holding Corp.	501,500	9,658,890

THRIFTS & MORTGAGE FINANCE — 0.0% (e)
Federal National Mortgage Association (a)(f)	100,000	140,999

TOTAL COMMON STOCKS —
(Cost $9,098,282) (d)		9,799,889

SHORT TERM INVESTMENTS — 8.2%
MONEY MARKET FUNDS — 8.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	83,201,808	83,201,808
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	17,350,410	17,350,410

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $100,552,218)		100,552,218

TOTAL INVESTMENTS — 107.6% (j)
(Cost $1,219,476,215)		1,317,804,958
OTHER ASSETS & LIABILITIES — (7.6)%		(92,545,643)

NET ASSETS — 100.0%		$1,225,259,315

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.6% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.4%
Fannie Mae
3.00%, 15yr TBA (a)	$1,200,000	$1,234,687
3.50%, 15yr TBA (a)	750,000	781,875
3.50%, 30yr TBA (a)	2,400,000	2,436,750
4.00%, 15yr TBA (a)	500,000	526,719
4.00%, 30yr TBA (a)	2,250,000	2,343,867
4.50%, 15yr TBA (a)	250,000	265,000
4.50%, 30yr TBA (a)	1,475,000	1,560,734
5.00%, 15yr TBA (a)	200,000	213,000
5.00%, 30yr TBA (a)	500,000	538,203
5.50%, 15yr TBA (a)	100,000	105,492
5.50%, 30yr TBA (a)	1,250,000	1,358,008
6.00%, 30yr TBA (a)	1,000,000	1,087,500
Freddie Mac
3.00%, 15yr TBA (a)	1,000,000	1,027,969
3.00%, 30yr TBA (a)	2,100,000	2,047,500
4.50%, 30yr TBA (a)	900,000	947,813
5.00%, 30yr TBA (a)	1,250,000	1,334,180
Ginnie Mae
3.00%, 30yr TBA (a)	1,000,000	988,906
3.50%, 30yr TBA (a)	1,200,000	1,231,125
4.00%, 30yr TBA (a)	900,000	944,297
4.50%, 30yr TBA (a)	1,250,000	1,326,758
5.00%, 30yr TBA (a)	900,000	970,594
5.50%, 30yr TBA (a)	500,000	544,453

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $24,221,061)		23,815,430

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.3%
Ginnie Mae 4.00%, 2/15/2040 30yr (b) (Cost $72,100)	71,976	76,124

	Shares
SHORT TERM INVESTMENT — 100.6%
MONEY MARKET FUND — 100.6%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d)(e) (Cost $24,079,554)	24,079,554	24,079,554

TOTAL INVESTMENTS — 200.3% (f)
(Cost $48,372,715)		47,971,108
OTHER ASSETS & LIABILITIES — (100.3)%		(24,020,565)

NET ASSETS — 100.0%		$23,950,543

(a)	When-issued security.
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 23.9%
AEROSPACE & DEFENSE — 0.3%
General Dynamics Corp. 2.25%, 11/15/2022	$100,000	$90,676
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	54,318
5.38%, 3/1/2041	100,000	113,055
L-3 Communications Corp. 3.95%, 11/15/2016	100,000	105,009
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	249,618
4.07%, 12/15/2042	125,000	109,068
Northrop Grumman Corp. 5.05%, 11/15/2040	20,000	20,174
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	93,256
Raytheon Co. 2.50%, 12/15/2022	125,000	114,715
The Boeing Co.:
3.50%, 2/15/2015 (a)	250,000	261,097
6.13%, 2/15/2033	165,000	199,178
United Technologies Corp.:
4.50%, 4/15/2020 (a)	60,000	66,535
4.88%, 5/1/2015	100,000	107,321
5.38%, 12/15/2017 (a)	250,000	285,582
5.70%, 4/15/2040	210,000	243,878
6.05%, 6/1/2036	100,000	120,543

		2,234,023

AIR FREIGHT & LOGISTICS — 0.0% (b)
FedEx Corp. 2.63%, 8/1/2022	100,000	93,381
United Parcel Service, Inc. 6.20%, 1/15/2038	100,000	125,253

		218,634

AIRLINES — 0.0% (b)
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	100,000	98,000
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	20,000	19,500
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	82,132	86,957
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	100,000	99,250

		303,707

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021 (a)	60,000	62,873
5.50%, 1/15/2016 (a)	250,000	275,515

		338,388

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	176,241

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/2020	335,000	385,544
6.38%, 1/15/2040	250,000	309,115
7.75%, 1/15/2019	250,000	315,006
8.20%, 1/15/2039	100,000	145,087
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	139,031
3.88%, 4/29/2043 (a)	100,000	88,425
5.75%, 10/23/2017	250,000	287,989
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021 (a)	150,000	148,031
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	47,998
PepsiCo, Inc.:
0.75%, 3/5/2015	500,000	500,235
2.75%, 3/5/2022	350,000	336,055
3.60%, 8/13/2042	100,000	84,878
4.50%, 1/15/2020 (a)	100,000	109,898
The Coca-Cola Co.:
1.50%, 11/15/2015	600,000	609,681
3.15%, 11/15/2020	70,000	71,710

		3,578,683

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
1.88%, 11/15/2014	350,000	355,404
3.88%, 11/15/2021	100,000	102,411
4.10%, 6/15/2021	100,000	104,154
4.50%, 3/15/2020 (a)	50,000	54,267
5.15%, 11/15/2041	324,000	324,407
5.75%, 3/15/2040	55,000	58,994
Genentech, Inc. 4.75%, 7/15/2015	100,000	107,820
Gilead Sciences, Inc. 4.50%, 4/1/2021	200,000	216,091
Life Technologies Corp. 6.00%, 3/1/2020	100,000	112,336

		1,435,884

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	112,363

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 4.20%, 12/15/2022	138,000	136,081

CAPITAL MARKETS — 1.0%
BlackRock, Inc. 3.50%, 12/10/2014	300,000	312,064
HSBC USA, Inc. 1.63%, 1/16/2018	150,000	145,856
Jefferies Group, Inc.:
5.13%, 4/13/2018	300,000	316,300
6.25%, 1/15/2036	60,000	54,989
6.45%, 6/8/2027	20,000	20,403
Morgan Stanley:
1.75%, 2/25/2016	100,000	98,861
3.75%, 2/25/2023	100,000	95,605

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

3.80%, 4/29/2016	$500,000	$518,399
4.10%, 5/22/2023	250,000	230,188
4.75%, 3/22/2017	100,000	106,234
4.88%, 11/1/2022	63,000	62,041
5.63%, 9/23/2019	150,000	161,439
5.75%, 1/25/2021	500,000	540,322
6.63%, 4/1/2018	390,000	438,912
Svensk Exportkredit AB 5.13%, 3/1/2017 (a)	205,000	232,912
The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	200,000	201,412
2.30%, 7/28/2016	100,000	103,328
3.55%, 9/23/2021	100,000	101,549
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	99,780
The Goldman Sachs Group, Inc.:
3.63%, 1/22/2023 (a)	100,000	95,654
3.70%, 8/1/2015	500,000	519,420
5.35%, 1/15/2016	555,000	600,162
5.95%, 1/15/2027	595,000	627,242
6.13%, 2/15/2033	400,000	435,249
6.15%, 4/1/2018	500,000	560,546

		6,678,867

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	140,983
6.13%, 1/15/2041	20,000	21,639
CF Industries, Inc. 3.45%, 6/1/2023 (a)	25,000	23,841
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016 (a)	255,000	289,442
5.75%, 3/15/2019 (a)	250,000	291,952
Eastman Chemical Co. 3.60%, 8/15/2022	100,000	96,586
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	105,629
5.50%, 12/8/2041 (a)	76,000	82,571
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	224,119
Monsanto Co. 2.20%, 7/15/2022	100,000	92,197
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	112,121
PPG Industries, Inc.:
2.70%, 8/15/2022	200,000	186,238
6.65%, 3/15/2018	100,000	118,464
Praxair, Inc. 3.00%, 9/1/2021	250,000	246,762
RPM International, Inc. 3.45%, 11/15/2022	100,000	93,563
The Dow Chemical Co.:
4.13%, 11/15/2021 (a)	125,000	127,807
5.25%, 11/15/2041	250,000	246,700
8.55%, 5/15/2019	330,000	420,393
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	79,644

		3,000,651

COMMERCIAL BANKS — 3.7%
African Development Bank 1.25%, 9/2/2016	200,000	202,356
Asian Development Bank:
1.75%, 3/21/2019	500,000	499,041
2.50%, 3/15/2016	200,000	209,918
2.63%, 2/9/2015	200,000	207,150
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	241,736
Bank of Montreal 2.50%, 1/11/2017 (a)	225,000	230,216
Bank of Nova Scotia:
1.38%, 12/18/2017	50,000	48,738
1.45%, 4/25/2018 (a)	100,000	96,507
2.90%, 3/29/2016 (a)	100,000	104,729
3.40%, 1/22/2015	250,000	260,078
Barclays Bank PLC 3.90%, 4/7/2015	600,000	629,395
BB&T Corp.:
2.05%, 6/19/2018 (a)	250,000	246,636
3.95%, 4/29/2016	100,000	107,061
BNP Paribas:
3.25%, 3/3/2023	100,000	91,379
5.00%, 1/15/2021 (a)	350,000	373,026
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.70%, 3/19/2018 (a)	250,000	242,580
4.50%, 1/11/2021	100,000	106,765
5.25%, 5/24/2041	250,000	259,676
Corp. Andina de Fomento 3.75%, 1/15/2016 (a)	100,000	105,599
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	352,289
Credit Suisse of New York, NY:
4.38%, 8/5/2020 (a)	600,000	642,407
5.40%, 1/14/2020 (a)	100,000	108,995
Deutsche Bank AG 4.30%, 5/24/2028 (c)(a)	200,000	184,520
Deutsche Bank AG London 6.00%, 9/1/2017 (a)	250,000	286,881
European Bank for Reconstruction & Development 2.50%, 3/15/2016	450,000	472,067
European Investment Bank:
1.00%, 3/15/2018 (a)	125,000	120,948
1.13%, 4/15/2015 (a)	1,000,000	1,012,063
2.50%, 5/16/2016 (a)	950,000	994,569
2.75%, 3/23/2015	300,000	312,053
4.00%, 2/16/2021	650,000	703,796
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	210,410
5.88%, 1/14/2015	205,000	218,271
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	105,215
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	506,207
6.10%, 1/14/2042 (a)	35,000	40,871

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

6.50%, 9/15/2037	$250,000	$276,370
6.80%, 6/1/2038	100,000	114,665
Inter-American Development Bank:
1.75%, 8/24/2018	500,000	504,559
3.88%, 10/28/2041	35,000	34,668
5.13%, 9/13/2016	405,000	459,308
International Bank for Reconstruction & Development:
1.00%, 9/15/2016	600,000	603,682
2.13%, 3/15/2016	200,000	207,829
2.38%, 5/26/2015	300,000	311,350
4.75%, 2/15/2035	80,000	92,039
International Finance Corp. 2.25%, 4/11/2016	650,000	677,054
Intesa Sanpaolo SpA 3.88%, 1/16/2018	200,000	190,420
KeyBank NA 5.80%, 7/1/2014	205,000	214,784
Korea Development Bank 4.00%, 9/9/2016	100,000	106,173
Kreditanstalt fuer Wiederaufbau:
1.00%, 1/12/2015	200,000	203,036
1.25%, 2/15/2017 (a)	225,000	226,406
2.00%, 10/4/2022	125,000	117,614
2.38%, 8/25/2021 (a)	700,000	693,059
2.63%, 2/16/2016	1,950,000	2,046,795
2.75%, 9/8/2020	100,000	102,831
4.50%, 7/16/2018	215,000	244,409
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	400,000	402,924
3.13%, 7/15/2015	200,000	210,429
Lloyds TSB Bank PLC 4.20%, 3/28/2017 (a)	125,000	133,379
National Australia Bank/New York 2.75%, 3/9/2017	150,000	154,149
Nordic Investment Bank 2.50%, 7/15/2015	350,000	364,335
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016 (a)	200,000	206,083
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	165,360
5.25%, 11/15/2015	350,000	381,828
Regions Financial Corp. 2.00%, 5/15/2018	100,000	94,543
Royal Bank of Canada:
0.63%, 12/5/2016 (a)	100,000	99,493
1.20%, 9/19/2018	100,000	97,698
2.30%, 7/20/2016 (a)	305,000	314,151
SunTrust Bank/Atlanta GA:
2.75%, 5/1/2023	200,000	183,968
5.00%, 9/1/2015	16,000	17,015
SunTrust Banks, Inc. 7.25%, 3/15/2018	60,000	70,624
The Korea Development Bank 3.50%, 8/22/2017	250,000	254,647
The Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	96,717
2.38%, 10/19/2016 (a)	100,000	103,315
Union Bank NA 5.95%, 5/11/2016	100,000	110,798
US Bancorp 2.45%, 7/27/2015 (a)	100,000	103,088
US Bank NA 4.95%, 10/30/2014	500,000	528,146
Wachovia Bank NA 5.85%, 2/1/2037	200,000	223,348
Wachovia Corp.:
5.63%, 10/15/2016	200,000	224,356
5.75%, 2/1/2018	125,000	142,962
Wells Fargo & Co.:
1.25%, 2/13/2015	750,000	754,301
3.45%, 2/13/2023	100,000	95,019
3.50%, 3/8/2022 (a)	500,000	504,429
5.63%, 12/11/2017	250,000	284,715
Westpac Banking Corp.:
3.00%, 12/9/2015 (a)	350,000	366,030
4.88%, 11/19/2019	300,000	333,950

		24,982,999

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Pitney Bowes, Inc. 5.25%, 1/15/2037 (a)	100,000	103,500
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	263,468
5.00%, 3/1/2020	100,000	108,964
The ADT Corp.:
3.50%, 7/15/2022	150,000	137,584
4.13%, 6/15/2023 (a)	100,000	94,470
The Western Union Co.:
2.88%, 12/10/2017	100,000	98,996
5.93%, 10/1/2016 (a)	100,000	109,999
Total System Services, Inc. 2.38%, 6/1/2018	140,000	136,222
Waste Management, Inc. 7.38%, 3/11/2019	100,000	119,452

		1,172,655

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
4.45%, 1/15/2020	500,000	549,574
5.50%, 2/22/2016	240,000	267,455
Juniper Networks, Inc. 5.95%, 3/15/2041	20,000	19,887

		836,916

COMPUTERS & PERIPHERALS — 0.3%
Apple, Inc.:
0.45%, 5/3/2016 (a)	200,000	197,792
1.00%, 5/3/2018	150,000	143,797
2.40%, 5/3/2023 (a)	225,000	207,008
3.85%, 5/4/2043	125,000	110,023
Dell, Inc.:
2.30%, 9/10/2015	100,000	99,500
6.50%, 4/15/2038 (a)	250,000	225,000
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	29,000	27,943
3.50%, 4/15/2023	50,000	45,587

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Hewlett-Packard Co.:
3.00%, 9/15/2016	$350,000	$359,223
4.05%, 9/15/2022	250,000	239,200
4.30%, 6/1/2021 (a)	100,000	96,857
International Business Machines Corp. 0.88%, 10/31/2014	100,000	100,547

		1,852,477

CONSTRUCTION & ENGINEERING — 0.0% (b)
ABB Finance USA, Inc. 2.88%, 5/8/2022	150,000	143,675
URS Corp. 5.50%, 4/1/2022 (a)(d)	100,000	103,753

		247,428

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016	300,000	307,013
7.15%, 2/15/2019	70,000	86,069
John Deere Capital Corp.:
1.25%, 12/2/2014	150,000	151,393
2.25%, 6/7/2016	200,000	206,243
2.80%, 9/18/2017 (a)	400,000	415,026

		1,165,744

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	103,539

DIVERSIFIED CONSUMER SERVICES — 0.1%
Cornell University 5.45%, 2/1/2019	150,000	174,038
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	120,533
Stanford University 4.75%, 5/1/2019	110,000	124,833

		419,404

DIVERSIFIED FINANCIAL SERVICES — 3.0%
American Express Co.:
1.55%, 5/22/2018	250,000	241,162
2.65%, 12/2/2022	86,000	78,995
8.13%, 5/20/2019	75,000	95,975
American Express Credit Corp. 2.38%, 3/24/2017	500,000	508,173
Ameriprise Financial, Inc. 5.65%, 11/15/2015	100,000	110,893
Bank of America Corp.:
2.00%, 1/11/2018	100,000	96,543
3.30%, 1/11/2023	150,000	141,395
4.50%, 4/1/2015	1,000,000	1,049,086
5.00%, 5/13/2021	500,000	530,630
5.65%, 5/1/2018	150,000	165,845
Bank of America NA 5.30%, 3/15/2017	385,000	417,670
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	126,947
Capital One Financial Corp. 2.15%, 3/23/2015	500,000	507,563
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	98,288
3.38%, 3/1/2023	100,000	95,327
4.45%, 1/10/2017	750,000	799,874
4.50%, 1/14/2022	250,000	259,309
4.59%, 12/15/2015	200,000	213,121
5.38%, 8/9/2020	100,000	109,847
5.50%, 2/15/2017	150,000	162,945
5.88%, 1/30/2042	150,000	165,186
6.00%, 10/31/2033	100,000	98,364
6.13%, 11/21/2017	350,000	397,450
6.13%, 5/15/2018	150,000	170,960
6.63%, 6/15/2032	100,000	105,372
8.13%, 7/15/2039	150,000	198,000
Ford Motor Credit Co. LLC:
2.38%, 1/16/2018 (a)	100,000	96,256
5.88%, 8/2/2021	500,000	546,822
7.00%, 4/15/2015	650,000	705,104
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	99,396
1.63%, 4/2/2018 (a)	250,000	243,340
2.25%, 11/9/2015	200,000	204,665
2.90%, 1/9/2017	500,000	516,291
3.10%, 1/9/2023	100,000	94,213
3.15%, 9/7/2022	200,000	189,235
4.63%, 1/7/2021	100,000	106,555
4.75%, 9/15/2014	200,000	209,725
5.63%, 5/1/2018 (a)	585,000	672,942
6.75%, 3/15/2032	340,000	405,196
6.88%, 1/10/2039	500,000	610,196
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	89,881
JPMorgan Chase & Co.:
3.15%, 7/5/2016	150,000	155,264
3.20%, 1/25/2023 (a)	100,000	94,830
3.25%, 9/23/2022	250,000	236,920
3.45%, 3/1/2016	500,000	520,789
3.70%, 1/20/2015 (a)	600,000	624,028
4.25%, 10/15/2020	750,000	779,463
5.13%, 9/15/2014	250,000	261,885
6.00%, 1/15/2018	150,000	170,540
6.40%, 5/15/2038	355,000	417,306
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	459,725
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016	200,000	216,420
6.11%, 1/29/2037	350,000	340,149
6.88%, 4/25/2018	580,000	665,526
Moody’s Corp. 4.50%, 9/1/2022	100,000	99,025
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	290,898
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (a)	300,000	313,676
5.00%, 3/4/2015 (a)	70,000	73,723
6.70%, 3/4/2020 (a)	21,000	23,790
ORIX Corp. 5.00%, 1/12/2016 (a)	100,000	106,360
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	226,917

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

2.45%, 7/15/2024	$200,000	$185,450
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	105,302
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016 (a)	600,000	643,875
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	209,689
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	242,791
1.38%, 1/10/2018 (a)	150,000	146,228
2.63%, 1/10/2023 (a)	100,000	92,956
3.30%, 1/12/2022	150,000	148,228
UBS AG of Stamford, CT:
5.75%, 4/25/2018	122,000	140,550
5.88%, 12/20/2017	146,000	169,270

		19,896,310

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.:
2.95%, 5/15/2016 (a)	200,000	209,016
4.35%, 6/15/2045	658,000	576,803
5.63%, 6/15/2016	200,000	223,797
British Telecommunications PLC 9.63%, 12/15/2030	250,000	375,474
Telefonica Emisiones SAU 5.46%, 2/16/2021	350,000	360,775
Verizon Communications, Inc.:
2.00%, 11/1/2016	500,000	509,826
6.40%, 2/15/2038	300,000	347,754
7.75%, 12/1/2030	400,000	521,845
8.75%, 11/1/2018	130,000	169,203

		3,294,493

ELECTRIC UTILITIES — 1.5%
Appalachian Power Co. 7.00%, 4/1/2038	26,000	31,882
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	92,330
Commonwealth Edison Co. 4.70%, 4/15/2015	125,000	132,967
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	117,859
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	94,860
4.45%, 6/15/2020	100,000	110,156
5.50%, 12/1/2039	125,000	141,243
Consumers Energy Co.:
3.95%, 5/15/2043	100,000	91,915
5.65%, 9/15/2018 (a)	100,000	115,978
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	250,000	233,888
7.00%, 11/15/2018	220,000	272,990
Duke Energy Corp. 2.15%, 11/15/2016	250,000	254,129
Edison International 3.75%, 9/15/2017	50,000	52,954
Entergy Corp. 4.70%, 1/15/2017	250,000	267,088
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	29,743
Exelon Generation Co. LLC 4.00%, 10/1/2020 (a)	500,000	508,214
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	209,975
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	23,532
5.63%, 4/1/2034	15,000	17,279
5.69%, 3/1/2040	65,000	76,474
Georgia Power Co.:
0.75%, 8/10/2015	250,000	249,521
4.75%, 9/1/2040 (a)	100,000	98,328
Great Plains Energy, Inc. 4.85%, 6/1/2021	50,000	53,187
Hydro Quebec:
2.00%, 6/30/2016	350,000	360,205
8.05%, 7/7/2024	15,000	20,808
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	95,313
Jersey Central Power & Light Co. 5.63%, 5/1/2016 (a)	250,000	274,513
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	101,806
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	102,128
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	59,891
Nevada Power Co.:
5.45%, 5/15/2041	60,000	66,975
6.75%, 7/1/2037	15,000	19,164
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	50,000	50,197
4.50%, 6/1/2021	200,000	211,542
Nisource Finance Corp.:
4.80%, 2/15/2044	150,000	135,739
6.40%, 3/15/2018 (a)	100,000	116,154
Northern States Power Co.:
1.95%, 8/15/2015	100,000	102,113
4.85%, 8/15/2040	100,000	105,915
6.25%, 6/1/2036 (a)	150,000	183,821
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	32,112
6.80%, 9/1/2018	100,000	120,616
Pacific Gas & Electric Co.:
3.25%, 6/15/2023 (a)	200,000	195,808
4.50%, 12/15/2041	25,000	24,330
6.05%, 3/1/2034	150,000	175,676
PacifiCorp:
3.85%, 6/15/2021	250,000	264,375
4.10%, 2/1/2042 (a)	50,000	46,639
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	93,858
5.20%, 7/15/2041 (a)	50,000	54,773
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	649,766
PSEG Power LLC 5.13%, 4/15/2020 (a)	80,000	87,634

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Public Service Co. of Oklahoma 4.40%, 2/1/2021 (a)	$100,000	$106,076
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	150,000	138,615
3.95%, 5/1/2042	25,000	23,205
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	122,794
San Diego Gas & Electric Co.:
4.30%, 4/1/2042 (a)	250,000	246,286
6.13%, 9/15/2037	115,000	142,550
Scottish Power, Ltd. 5.38%, 3/15/2015 (a)	100,000	105,729
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	108,652
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	74,015
5.50%, 3/15/2040	600,000	688,458
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	116,549
Tampa Electric Co. 2.60%, 9/15/2022	100,000	94,624
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	119,602
The Southern Co. 1.95%, 9/1/2016 (a)	350,000	355,456
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	94,973
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	93,609
Western Massachusetts Electric Co. 3.50%, 9/15/2021 (a)	150,000	151,758
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	249,454

		10,060,768

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	272,199
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	95,021
4.88%, 10/15/2019	100,000	111,772
Honeywell International, Inc. 5.30%, 3/1/2018	250,000	285,755

		764,747

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	74,132
Avnet, Inc. 4.88%, 12/1/2022	100,000	98,837
Corning, Inc. 1.45%, 11/15/2017	100,000	96,611
Ingram Micro, Inc. 5.00%, 8/10/2022 (a)	100,000	99,051

		368,631

ENERGY EQUIPMENT & SERVICES — 0.1%
Halliburton Co. 7.45%, 9/15/2039	100,000	138,494
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	147,419
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	248,793
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	20,000	20,211

		554,917

FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp. 1.13%, 12/15/2017	200,000	194,677
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	400,076
6.25%, 6/1/2027	150,000	177,250
Safeway, Inc. 5.63%, 8/15/2014	215,000	225,220
Sysco Corp. 2.60%, 6/12/2022 (a)	100,000	94,383
The Kroger Co.:
5.40%, 7/15/2040	250,000	245,079
6.15%, 1/15/2020	100,000	114,857
6.90%, 4/15/2038	26,000	30,926
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	100,000	97,064
2.55%, 4/11/2023 (a)	100,000	93,525
2.80%, 4/15/2016	650,000	684,038
4.00%, 4/11/2043 (a)	100,000	90,451
5.00%, 10/25/2040	100,000	105,518
5.88%, 4/5/2027	200,000	245,811
6.50%, 8/15/2037	250,000	310,693
Walgreen Co.:
4.40%, 9/15/2042	100,000	89,545
5.25%, 1/15/2019 (a)	100,000	112,935

		3,312,048

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	252,263
Campbell Soup Co. 3.80%, 8/2/2042 (a)	100,000	82,486
Delhaize Group SA 5.70%, 10/1/2040 (a)	15,000	14,319
General Mills, Inc. 5.70%, 2/15/2017 (a)	305,000	345,738
Kellogg Co.:
2.75%, 3/1/2023 (a)	100,000	93,257
3.13%, 5/17/2022 (a)	100,000	96,926
3.25%, 5/21/2018 (a)	65,000	67,936
Kraft Foods Group, Inc.:
2.25%, 6/5/2017 (a)	300,000	303,289
6.88%, 1/26/2039	100,000	122,054
Kraft Foods, Inc. 6.50%, 2/9/2040	200,000	235,897
Mondelez International, Inc.:
4.13%, 2/9/2016	500,000	534,811
5.38%, 2/10/2020	150,000	168,047

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

The Hershey Co. 2.63%, 5/1/2023	$100,000	$94,523
Unilever Capital Corp.:
0.45%, 7/30/2015	100,000	99,296
0.85%, 8/2/2017 (a)	100,000	96,587
4.25%, 2/10/2021	250,000	271,447

		2,878,876

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 5.50%, 6/15/2041 (a)	100,000	110,034
National Grid PLC 6.30%, 8/1/2016	100,000	113,133

		223,167

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	184,706
6.25%, 12/1/2037	155,000	187,335
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	113,366
6.40%, 6/15/2016	100,000	112,123
CareFusion Corp. 3.30%, 3/1/2023 (d)	50,000	46,905
Covidien International Finance SA:
2.80%, 6/15/2015	100,000	103,198
2.95%, 6/15/2023	100,000	94,348
CR Bard, Inc. 1.38%, 1/15/2018	100,000	97,010
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	100,000	102,717
3.13%, 3/15/2022	300,000	293,132
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	141,758
Stryker Corp.:
1.30%, 4/1/2018	100,000	96,761
4.10%, 4/1/2043 (a)	100,000	93,608

		1,666,967

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aetna, Inc.:
3.95%, 9/1/2020	150,000	155,386
4.50%, 5/15/2042 (a)	150,000	139,873
Cardinal Health, Inc. 1.70%, 3/15/2018	57,000	55,064
CIGNA Corp.:
2.75%, 11/15/2016	50,000	51,806
4.00%, 2/15/2022	50,000	51,322
5.38%, 2/15/2042 (a)	70,000	74,585
Express Scripts Holding Co. 3.90%, 2/15/2022 (a)	250,000	251,248
Humana, Inc. 4.63%, 12/1/2042	100,000	89,432
Laboratory Corp. of America Holdings 2.20%, 8/23/2017 (a)	200,000	198,675
McKesson Corp. 4.75%, 3/1/2021	100,000	109,601
Quest Diagnostics, Inc. 6.95%, 7/1/2037 (a)	100,000	117,834
UnitedHealth Group, Inc.:
4.63%, 11/15/2041	250,000	236,176
5.95%, 2/15/2041	20,000	22,510
6.00%, 2/15/2018	200,000	235,646
6.88%, 2/15/2038	56,000	69,470
WellPoint, Inc.:
3.30%, 1/15/2023	50,000	47,509
5.80%, 8/15/2040	55,000	59,003
5.95%, 12/15/2034	350,000	386,526

		2,351,666

HOTELS, RESTAURANTS & LEISURE — 0.1%
Darden Restaurants, Inc. 3.35%, 11/1/2022	100,000	91,088
McDonald’s Corp.:
5.35%, 3/1/2018	210,000	241,003
6.30%, 10/15/2037	100,000	125,710
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	72,111
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	202,252
Yum! Brands, Inc. 3.75%, 11/1/2021 (a)	250,000	248,602

		980,766

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	106,008

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
1.30%, 1/15/2017 (a)	100,000	99,764
1.95%, 2/1/2023	100,000	90,286
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	95,220
5.30%, 3/1/2041 (a)	45,000	50,346
6.63%, 8/1/2037	100,000	129,448
The Procter & Gamble Co.:
1.80%, 11/15/2015	350,000	358,276
5.55%, 3/5/2037	100,000	118,595

		941,935

INDUSTRIAL CONGLOMERATES — 0.1%
Cooper US, Inc. 3.88%, 12/15/2020	50,000	51,408
General Electric Co.:
0.85%, 10/9/2015	75,000	74,845
2.70%, 10/9/2022	125,000	118,269
4.13%, 10/9/2042	125,000	115,663
5.25%, 12/6/2017	250,000	282,373
Koninklijke Philips Electronics NV 3.75%, 3/15/2022 (a)	100,000	100,136
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	103,791

		846,485

INSURANCE — 1.0%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	93,222
5.70%, 2/15/2017	100,000	112,608

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Aflac, Inc. 3.45%, 8/15/2015	$100,000	$105,257
American International Group, Inc.:
5.45%, 5/18/2017	490,000	541,818
8.18%, 5/15/2068 (c)	106,000	129,585
8.25%, 8/15/2018	250,000	310,285
AON Corp. 3.13%, 5/27/2016	100,000	104,386
Assurant, Inc. 4.00%, 3/15/2023	100,000	96,626
AXA SA 8.60%, 12/15/2030	100,000	125,000
Berkshire Hathaway Finance Corp. 4.30%, 5/15/2043 (a)	50,000	45,382
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017 (a)	500,000	502,789
3.00%, 2/11/2023	50,000	47,969
3.75%, 8/15/2021 (a)	100,000	102,599
CNA Financial Corp. 7.35%, 11/15/2019	100,000	120,745
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	114,552
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015 (a)	100,000	104,663
6.63%, 3/30/2040	100,000	118,963
ING US, Inc. 2.90%, 2/15/2018 (d)	100,000	99,064
Lincoln National Corp. 6.30%, 10/9/2037	100,000	114,438
Markel Corp. 3.63%, 3/30/2023	100,000	94,657
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	109,661
MetLife, Inc.:
5.70%, 6/15/2035	305,000	337,099
6.75%, 6/1/2016	500,000	573,172
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	147,277
Prudential Financial, Inc.:
3.88%, 1/14/2015	135,000	140,392
4.50%, 11/16/2021 (a)	600,000	630,699
5.80%, 11/16/2041 (a)	50,000	53,559
The Allstate Corp.:
5.20%, 1/15/2042 (a)	250,000	257,895
5.95%, 4/1/2036	165,000	190,050
The Chubb Corp.:
5.75%, 5/15/2018 (a)	100,000	116,472
6.00%, 5/11/2037	100,000	118,666
The Travelers Cos., Inc.:
3.90%, 11/1/2020	100,000	105,875
5.75%, 12/15/2017	250,000	288,980
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	107,175
WR Berkley Corp. 4.63%, 3/15/2022 (a)	100,000	103,206
XLIT, Ltd. 5.75%, 10/1/2021 (a)	100,000	113,080

		6,477,866

INTERNET SOFTWARE & SERVICES — 0.0% (b)
Amazon.com, Inc. 1.20%, 11/29/2017	125,000	120,445
eBay, Inc. 0.70%, 7/15/2015	38,000	37,930
Google, Inc. 2.13%, 5/19/2016 (a)	100,000	103,495

		261,870

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	103,813
International Business Machines Corp.:
0.55%, 2/6/2015	500,000	500,304
5.70%, 9/14/2017	210,000	242,371
5.88%, 11/29/2032	165,000	197,964

		1,044,452

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016	100,000	102,763

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016 (a)	350,000	355,352
3.15%, 1/15/2023 (a)	100,000	91,957

		447,309

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022 (a)	125,000	117,489
3.80%, 8/15/2042 (a)	100,000	87,407
6.05%, 8/15/2036	165,000	195,125
Danaher Corp. 2.30%, 6/23/2016	100,000	103,225
Deere & Co. 3.90%, 6/9/2042 (a)	150,000	135,714
Eaton Corp. 4.00%, 11/2/2032 (d)	165,000	150,600
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	88,947
4.88%, 9/15/2041	100,000	103,619
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	115,602
Snap-On, Inc. 4.25%, 1/15/2018	100,000	104,753
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (a)	60,000	59,647
Xylem, Inc. 3.55%, 9/20/2016	150,000	156,760

		1,418,888

MEDIA — 1.1%
CBS Corp. 8.88%, 5/15/2019	200,000	256,376
Comcast Corp.:
4.25%, 1/15/2033 (a)	100,000	95,009
5.15%, 3/1/2020 (a)	250,000	286,622
6.40%, 5/15/2038	310,000	364,408
6.50%, 1/15/2017	330,000	383,949

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Cox Communications, Inc. 5.45%, 12/15/2014	$32,000	$34,105
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	515,000	557,899
6.38%, 3/1/2041	150,000	156,677
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	104,047
6.35%, 6/1/2040	250,000	278,098
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	104,505
3.65%, 4/30/2015	75,000	78,817
5.15%, 4/30/2020	335,000	382,929
News America, Inc.:
4.50%, 2/15/2021 (a)	250,000	268,651
6.15%, 3/1/2037	240,000	264,169
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	298,611
The Walt Disney Co.:
0.88%, 12/1/2014 (a)	250,000	251,351
2.75%, 8/16/2021 (a)	100,000	97,635
3.75%, 6/1/2021	100,000	104,666
4.38%, 8/16/2041	100,000	100,543
Thomson Reuters Corp.:
0.88%, 5/23/2016 (a)	100,000	98,868
4.70%, 10/15/2019 (a)	100,000	109,562
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	96,404
5.50%, 9/1/2041	250,000	219,573
5.85%, 5/1/2017	330,000	366,095
6.55%, 5/1/2037	350,000	352,442
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	657,121
7.70%, 5/1/2032	240,000	306,019
Viacom, Inc.:
3.50%, 4/1/2017	100,000	105,138
3.88%, 12/15/2021 (a)	350,000	354,890

		7,135,179

METALS & MINING — 0.6%
Alcoa, Inc. 5.40%, 4/15/2021	150,000	145,985
Barrick Gold Corp.:
2.90%, 5/30/2016	250,000	246,253
4.10%, 5/1/2023 (d)	100,000	83,911
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	80,626
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	95,264
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022 (a)	250,000	236,074
6.50%, 4/1/2019	100,000	119,411
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	179,523
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/2015	250,000	249,634
2.38%, 3/15/2018 (d)	100,000	95,078
3.88%, 3/15/2023 (d)	100,000	91,202
5.45%, 3/15/2043 (d)	100,000	88,256
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	92,824
Nucor Corp. 5.75%, 12/1/2017 (a)	250,000	285,812
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022 (a)	250,000	238,885
4.75%, 3/22/2042	250,000	232,555
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	304,707
3.75%, 9/20/2021	100,000	98,596
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	100,000	96,960
3.75%, 2/1/2023 (a)	100,000	91,638
6.25%, 7/15/2041	200,000	190,100
Vale Overseas, Ltd.:
6.88%, 11/21/2036	330,000	337,091
6.88%, 11/10/2039	15,000	15,338

		3,695,723

MULTI-UTILITIES — 0.2%
American Water Capital Corp. 4.30%, 12/1/2042	100,000	94,552
Dominion Resources, Inc.:
4.90%, 8/1/2041	250,000	252,237
6.40%, 6/15/2018	250,000	296,862
DTE Energy Co. 6.38%, 4/15/2033	150,000	173,825
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	290,260
Sempra Energy 2.30%, 4/1/2017	150,000	152,332

		1,260,068

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	104,429
5.75%, 7/15/2014 (a)	60,000	62,847
6.70%, 7/15/2034	50,000	54,840
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	100,000	104,807
Target Corp. 2.90%, 1/15/2022 (a)	250,000	243,866

		570,789

OFFICE ELECTRONICS — 0.0% (b)
Xerox Corp. 2.95%, 3/15/2017 (a)	300,000	303,484

OIL, GAS & CONSUMABLE FUELS — 2.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	426,439
6.45%, 9/15/2036	100,000	115,373
Apache Corp.:
5.10%, 9/1/2040	100,000	99,400
5.63%, 1/15/2017 (a)	250,000	282,013
Baker Hughes, Inc. 3.20%, 8/15/2021 (a)	150,000	150,509
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	96,224
1.70%, 12/5/2014 (a)	500,000	507,508
3.56%, 11/1/2021	100,000	100,212

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

4.74%, 3/11/2021	$200,000	$218,297
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	117,223
6.50%, 2/15/2037	250,000	283,137
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	89,603
4.50%, 9/15/2014	100,000	104,316
6.75%, 11/15/2039	100,000	119,000
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	115,604
Chevron Corp. 2.36%, 12/5/2022	225,000	211,191
Conoco, Inc. 6.95%, 4/15/2029	100,000	127,587
ConocoPhillips:
5.90%, 10/15/2032	250,000	289,804
6.50%, 2/1/2039	100,000	125,732
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	654,601
DCP Midstream Operating LP 3.88%, 3/15/2023 (a)	50,000	46,808
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	114,699
7.95%, 4/15/2032	200,000	259,964
Encana Corp.:
5.15%, 11/15/2041 (a)	206,000	194,530
5.90%, 12/1/2017	100,000	112,622
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	262,958
6.70%, 7/1/2018	100,000	117,221
Ensco PLC 4.70%, 3/15/2021	100,000	105,883
Enterprise Products Operating LLC:
3.20%, 2/1/2016	500,000	523,476
4.85%, 8/15/2042	250,000	237,251
5.20%, 9/1/2020 (a)	200,000	222,704
6.30%, 9/15/2017 (a)	50,000	58,699
EOG Resources, Inc. 4.10%, 2/1/2021 (a)	100,000	106,355
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	98,517
Hess Corp. 5.60%, 2/15/2041	350,000	355,361
Husky Energy, Inc. 3.95%, 4/15/2022	250,000	253,056
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	500,000	493,130
5.63%, 9/1/2041	50,000	50,734
5.80%, 3/15/2035	175,000	181,113
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	117,770
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	57,946
6.50%, 3/1/2041	49,000	56,544
Nexen, Inc. 5.88%, 3/10/2035	100,000	102,896
Noble Holding International, Ltd.:
3.05%, 3/1/2016 (a)	100,000	102,858
3.95%, 3/15/2022	100,000	97,966
Occidental Petroleum Corp.:
1.50%, 2/15/2018 (a)	400,000	388,297
2.50%, 2/1/2016	100,000	103,441
ONEOK Partners LP 6.13%, 2/1/2041 (a)	100,000	103,554
ONEOK, Inc. 4.25%, 2/1/2022 (a)	250,000	246,790
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	100,000	109,250
6.63%, 6/15/2035	215,000	223,063
Petro-Canada 5.95%, 5/15/2035	100,000	107,121
Petrobras Global Finance BV:
4.38%, 5/20/2023 (a)	150,000	137,459
5.63%, 5/20/2043 (a)	83,000	72,096
Petrobras International Finance Co.:
3.50%, 2/6/2017	600,000	600,621
3.88%, 1/27/2016	100,000	103,039
5.75%, 1/20/2020	105,000	108,752
6.88%, 1/20/2040	105,000	106,721
Petroleos Mexicanos:
4.88%, 1/24/2022	500,000	510,000
5.50%, 6/27/2044 (a)	125,000	112,500
Phillips 66 5.88%, 5/1/2042	250,000	279,439
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	91,964
4.30%, 1/31/2043	100,000	88,245
6.50%, 5/1/2018 (a)	100,000	118,508
Rowan Cos., Inc. 5.40%, 12/1/2042 (a)	100,000	90,590
Shell International Finance BV:
1.13%, 8/21/2017	100,000	97,442
3.10%, 6/28/2015	300,000	314,144
6.38%, 12/15/2038	220,000	281,692
Southern Natural Gas Co. 5.90%, 4/1/2017 (d)	580,000	654,173
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	125,578
Statoil ASA:
2.90%, 10/15/2014	100,000	102,893
3.13%, 8/17/2017 (a)	100,000	105,172
3.15%, 1/23/2022 (a)	50,000	49,330
4.25%, 11/23/2041 (a)	50,000	47,155
5.10%, 8/17/2040	225,000	238,309
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	232,423
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	150,183
Total Capital International SA 2.88%, 2/17/2022	350,000	337,599
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	92,415
6.10%, 6/1/2040 (a)	100,000	117,145
6.50%, 8/15/2018	250,000	299,539
Transocean, Inc.:
6.00%, 3/15/2018	55,000	61,449
6.80%, 3/15/2038	250,000	266,466

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Valero Energy Corp.:
6.13%, 2/1/2020 (a)	$65,000	$75,654
6.63%, 6/15/2037	100,000	115,446
Williams Cos., Inc. 8.75%, 3/15/2032	25,000	32,026
Williams Partners LP:
3.35%, 8/15/2022	100,000	91,392
5.25%, 3/15/2020	110,000	118,810
6.30%, 4/15/2040	35,000	36,429

		16,309,148

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	94,975
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	232,724
International Paper Co.:
6.00%, 11/15/2041	20,000	21,155
7.50%, 8/15/2021	250,000	307,599
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	92,254

		748,707

PERSONAL PRODUCTS — 0.0% (b)
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	85,762

PHARMACEUTICALS — 0.9%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	113,586
6.00%, 4/1/2039 (a)	125,000	151,429
AbbVie, Inc.:
1.75%, 11/6/2017 (d)	250,000	244,661
4.40%, 11/6/2042 (d)	250,000	229,143
Allergan, Inc. 2.80%, 3/15/2023	100,000	94,429
AstraZeneca PLC:
5.90%, 9/15/2017 (a)	150,000	174,147
6.45%, 9/15/2037 (a)	75,000	91,475
Bristol-Myers Squibb Co. 6.13%, 5/1/2038 (a)	250,000	298,104
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	250,854
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	203,685
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	200,000	198,377
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	173,643
6.38%, 5/15/2038	355,000	434,998
Johnson & Johnson:
2.15%, 5/15/2016	100,000	103,552
3.55%, 5/15/2021 (a)	250,000	264,410
4.85%, 5/15/2041	100,000	108,176
McKesson Corp. 2.85%, 3/15/2023	100,000	94,048
Merck & Co, Inc.:
2.80%, 5/18/2023 (a)	150,000	142,364
6.55%, 9/15/2037	200,000	251,742
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	343,184
Perrigo Co. 2.95%, 5/15/2023	100,000	93,204
Pfizer, Inc.:
5.35%, 3/15/2015	200,000	215,411
6.20%, 3/15/2019	135,000	162,608
Sanofi:
2.63%, 3/29/2016	100,000	104,126
4.00%, 3/29/2021	125,000	133,301
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	355,998
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	199,979
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	142,583
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	200,000	184,377
Wyeth 5.95%, 4/1/2037	240,000	282,973
Zoetis, Inc.:
3.25%, 2/1/2023 (d)	42,000	39,734
4.70%, 2/1/2043 (d)	60,000	55,996

		5,936,297

REAL ESTATE INVESTMENT TRUSTS — 0.5%
BioMed Realty LP 3.85%, 4/15/2016	25,000	26,182
Boston Properties LP 4.13%, 5/15/2021	200,000	207,399
Camden Property Trust 4.88%, 6/15/2023 (a)	250,000	264,754
DDR Corp. 3.38%, 5/15/2023	100,000	90,506
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	92,495
Duke Realty LP 6.75%, 3/15/2020	25,000	29,037
ERP Operating LP:
5.13%, 3/15/2016	250,000	273,974
5.75%, 6/15/2017	100,000	113,915
HCP, Inc. 5.38%, 2/1/2021	100,000	108,467
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	522,631
5.25%, 1/15/2022	100,000	106,346
6.20%, 6/1/2016	150,000	168,695
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	50,070
Kilroy Realty LP 3.80%, 1/15/2023	100,000	94,017
Liberty Property LP 3.38%, 6/15/2023	50,000	45,409
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	45,546
ProLogis LP 4.50%, 8/15/2017	20,000	21,300
Realty Income Corp. 5.88%, 3/15/2035	50,000	52,739
Simon Property Group LP:
2.15%, 9/15/2017 (a)	500,000	499,652
4.20%, 2/1/2015 (a)	300,000	313,536

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	$100,000	$97,109
2.70%, 4/1/2020	100,000	94,528
Vornado Realty LP 4.25%, 4/1/2015 (a)	100,000	104,304

		3,422,611

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	350,000	350,699
4.38%, 9/1/2042	100,000	91,296
4.95%, 9/15/2041	100,000	100,881
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	92,120
2.85%, 12/15/2021	100,000	98,291
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	104,461
CSX Corp.:
6.15%, 5/1/2037	165,000	190,453
6.25%, 4/1/2015	250,000	272,196
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	32,864
7.70%, 5/15/2017	230,000	278,431
Ryder System, Inc. 2.50%, 3/1/2018 (a)	100,000	99,264
Union Pacific Corp.:
5.78%, 7/15/2040	200,000	231,475
6.13%, 2/15/2020	100,000	120,497
United Parcel Service, Inc. 1.13%, 10/1/2017	50,000	48,990

		2,111,918

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	108,107
Broadcom Corp. 2.50%, 8/15/2022	100,000	92,387
Intel Corp.:
1.35%, 12/15/2017	150,000	146,249
2.70%, 12/15/2022	200,000	186,736
4.25%, 12/15/2042 (a)	150,000	136,158
4.80%, 10/1/2041	185,000	182,420
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,293
2.38%, 5/16/2016	100,000	103,614

		1,054,964

SOFTWARE — 0.2%
Microsoft Corp.:
2.38%, 5/1/2023 (a)	100,000	92,836
3.00%, 10/1/2020	400,000	407,024
Oracle Corp.:
1.20%, 10/15/2017	125,000	121,571
2.50%, 10/15/2022	100,000	92,268
5.75%, 4/15/2018	200,000	232,705
6.13%, 7/8/2039	350,000	421,972

		1,368,376

SPECIALTY RETAIL — 0.2%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	92,568
Dollar General Corp. 1.88%, 4/15/2018	100,000	96,453
Kohl’s Corp. 3.25%, 2/1/2023 (a)	100,000	91,592
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	100,000	102,686
5.50%, 10/15/2035	250,000	265,234
The Gap, Inc. 5.95%, 4/12/2021 (a)	100,000	110,307
The Home Depot, Inc.:
5.40%, 3/1/2016	255,000	283,061
5.95%, 4/1/2041 (a)	250,000	296,356
TJX Cos., Inc. 2.50%, 5/15/2023	100,000	92,814

		1,431,071

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
NIKE, Inc. 2.25%, 5/1/2023	50,000	46,497

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	526,445
Santander Holdings USA, Inc. 3.00%, 9/24/2015	30,000	30,531

		556,976

TOBACCO — 0.3%
Altria Group, Inc.:
2.95%, 5/2/2023 (a)	100,000	92,833
4.13%, 9/11/2015	250,000	266,395
4.75%, 5/5/2021	60,000	64,249
9.70%, 11/10/2018	68,000	90,120
9.95%, 11/10/2038	100,000	146,904
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	98,757
3.50%, 8/4/2016	45,000	46,952
Philip Morris International, Inc.:
2.90%, 11/15/2021	500,000	484,357
5.65%, 5/16/2018	150,000	173,280
Reynolds American, Inc.:
4.75%, 11/1/2042	100,000	89,385
7.63%, 6/1/2016	100,000	116,557

		1,669,789

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp. 2.38%, 7/30/2018	46,000	44,822

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
America Movil SAB de CV:
2.38%, 9/8/2016	500,000	508,167
5.00%, 3/30/2020	100,000	107,502
6.13%, 3/30/2040	175,000	190,440
American Tower Corp. 5.90%, 11/1/2021	100,000	111,241
AT&T Corp. 8.00%, 11/15/2031	16,000	22,347

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

AT&T, Inc.:
1.60%, 2/15/2017 (a)	$100,000	$99,133
2.40%, 8/15/2016	150,000	154,592
4.45%, 5/15/2021 (a)	700,000	743,852
5.35%, 9/1/2040	320,000	322,674
6.55%, 2/15/2039	100,000	115,221
Deutsche Telekom International Finance BV 6.75%, 8/20/2018 (a)	410,000	494,176
Embarq Corp. 8.00%, 6/1/2036	200,000	208,691
France Telecom SA:
2.13%, 9/16/2015	100,000	101,370
4.13%, 9/14/2021	350,000	353,481
Koninklijke KPN NV 8.38%, 10/1/2030 (a)	75,000	92,477
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	179,878
Telecom Italia Capital SA:
5.25%, 10/1/2015	200,000	208,626
7.72%, 6/4/2038	350,000	355,022
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	218,218
US Cellular Corp. 6.70%, 12/15/2033	200,000	200,188
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	184,386
5.63%, 2/27/2017	490,000	544,637

		5,516,319

TOTAL CORPORATE BONDS & NOTES —
(Cost $159,400,087)		160,264,116

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	911,625
7.88%, 3/7/2015	100,000	109,750
11.00%, 8/17/2040 (e)	150,000	178,500
Canada Government International Bond 0.88%, 2/14/2017	250,000	249,314
Chile Government International Bond 3.25%, 9/14/2021	100,000	100,000
China Development Bank Corp. 5.00%, 10/15/2015	100,000	107,277
Colombia Government International Bond:
7.38%, 3/18/2019	200,000	243,000
7.38%, 9/18/2037	250,000	317,500
Export Development Canada 2.25%, 5/28/2015	200,000	206,796
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	475,200
Israel Government International Bond:
4.00%, 6/30/2022	100,000	102,750
5.13%, 3/26/2019	100,000	112,500
Italy Government International Bond 5.25%, 9/20/2016	500,000	542,051
Japan Bank for International Cooperation 1.13%, 7/19/2017	200,000	197,731
Japan Finance Corp. 2.25%, 7/13/2016	250,000	259,756
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	109,826
Mexico Government International Bond:
3.63%, 3/15/2022	934,000	919,056
4.75%, 3/8/2044	200,000	182,000
5.75%, 10/12/2110	300,000	277,500
6.75%, 9/27/2034	50,000	59,500
Panama Government International Bond:
5.20%, 1/30/2020	50,000	55,500
6.70%, 1/26/2036	200,000	232,000
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	370,125
5.00%, 1/13/2037	200,000	213,000
7.75%, 1/14/2031	300,000	393,000
8.38%, 6/17/2019	100,000	128,000
Poland Government International Bond:
5.00%, 3/23/2022	200,000	215,322
5.13%, 4/21/2021	450,000	490,500
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	363,171
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	208,865
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	113,042
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	311,489
2.70%, 6/16/2015	300,000	312,234
3.00%, 7/16/2018	1,000,000	1,050,206
Province of Quebec Canada 7.50%, 9/15/2029	455,000	633,493
Republic of Italy 6.88%, 9/27/2023	200,000	231,430
Republic of Peru:
7.13%, 3/30/2019	100,000	120,250
8.75%, 11/21/2033	250,000	362,500
Republic of South Africa 5.50%, 3/9/2020	100,000	106,540
South Africa Government International Bond 4.67%, 1/17/2024	250,000	241,875
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	301,500
6.75%, 4/3/2018	500,000	568,750
6.88%, 3/17/2036	300,000	336,000
7.38%, 2/5/2025	425,000	507,875

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Uruguay Government International Bond 7.63%, 3/21/2036	$200,000	$250,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $14,193,491)		13,778,299

U.S. GOVERNMENT AGENCY MBS TBA — 21.3%
Fannie Mae
3.00%, 15yr TBA (f)	3,550,000	3,652,617
3.00%, 30yr TBA (f)	2,000,000	1,955,000
3.50%, 15yr TBA (f)	3,750,000	3,909,375
3.50%, 30yr TBA (f)	9,000,000	9,137,812
4.00%, 15yr TBA (f)	3,000,000	3,160,313
4.00%, 30yr TBA (f)	10,000,000	10,417,188
4.50%, 30yr TBA (f)	12,000,000	12,697,500
5.00%, 30yr TBA (f)	9,500,000	10,225,859
5.50%, 30yr TBA (f)	10,000,000	10,864,062
6.00%, 30yr TBA (f)	4,000,000	4,350,000
Freddie Mac
3.00%, 15yr TBA (f)	4,000,000	4,111,875
3.00%, 30yr TBA (f)	1,000,000	975,000
3.50%, 30yr TBA (f)	3,750,000	3,798,047
4.00%, 30yr TBA (f)	7,500,000	7,800,586
4.50%, 30yr TBA (f)	7,500,000	7,898,437
5.00%, 30yr TBA (f)	5,000,000	5,336,719
5.50%, 30yr TBA (f)	2,000,000	2,152,813
6.00%, 30yr TBA (f)	3,750,000	4,064,063
6.50%, 30yr TBA (e)(f)	2,000,000	2,230,313
Ginnie Mae
3.00%, 30yr TBA (f)	4,000,000	3,956,250
3.50%, 30yr TBA (f)	5,000,000	5,129,687
4.00%, 30yr TBA (f)	7,350,000	7,711,758
4.50%, 30yr TBA (f)	7,000,000	7,429,844
5.00%, TBA (f)	7,000,000	7,549,062
6.00%, 30yr TBA (f)	2,000,000	2,235,000

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $144,351,603)		142,749,180

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.4%
Federal Farm Credit Bank 4.88%, 12/16/2015	750,000	828,690
Federal Home Loan Bank
0.58%, 7/29/2016	250,000	248,424
0.80%, 6/24/2016	600,000	598,810
4.75%, 12/16/2016	500,000	566,584
4.88%, 5/17/2017 (a)	1,200,000	1,371,083
5.00%, 11/17/2017 (a)	300,000	345,970
5.38%, 5/18/2016 (a)	1,250,000	1,415,204
5.50%, 7/15/2036	250,000	305,730
Federal Home Loan Mortgage Corp.
0.32%, 4/29/2015	300,000	299,862
0.50%, 5/13/2016	1,000,000	994,096
0.63%, 12/29/2014	1,000,000	1,004,783
0.80%, 1/13/2015	100,000	100,384
0.88%, 3/7/2018 (a)	750,000	727,859
1.00%, 7/30/2014 (a)	2,000,000	2,016,110
1.00%, 6/30/2015	100,000	100,307
1.00%, 2/24/2016	100,000	100,184
1.00%, 3/8/2017 (a)	1,000,000	995,474
1.00%, 7/28/2017 (a)	750,000	741,801
1.05%, 4/30/2018	100,000	98,028
1.10%, 4/25/2018	150,000	147,315
1.55%, 5/8/2020	100,000	96,813
2.25%, 1/23/2017	100,000	101,138
2.38%, 1/13/2022 (a)	1,050,000	1,019,718
2.50%, 4/17/2023	150,000	145,203
2.63%, 6/13/2023	125,000	121,510
3.00%, 4/1/2043	2,485,956	2,426,725
3.00%, 4/1/2043	988,191	964,646
3.50%, 5/1/2026	1,360,667	1,413,905
4.00%, 11/1/2014	72,980	76,315
4.00%, 4/1/2019	74,228	77,616
4.00%, 4/1/2024	363,724	380,324
4.00%, 5/1/2025	229,048	239,701
4.00%, 6/1/2025	425,423	445,209
4.00%, 8/1/2025	118,277	123,778
4.00%, 9/1/2025	51,697	54,101
4.00%, 6/1/2026	1,520,703	1,596,080
4.38%, 7/17/2015	500,000	539,954
4.50%, 4/1/2014	65,529	68,827
4.50%, 6/1/2014	176,447	185,326
4.50%, 5/1/2019	629,089	660,746
4.50%, 9/1/2024	18,490	19,419
4.50%, 10/1/2024	605,010	635,399
4.50%, 4/1/2038	1,633,563	1,716,905
4.50%, 2/1/2039	12,123	12,758
4.50%, 6/1/2040	24,256	25,556
4.50%, 4/1/2041	24,207	25,510
5.00%, 4/18/2017 (a)	723,000	827,715
5.00%, 3/1/2018	452,656	479,641
5.00%, 11/1/2035	77,643	82,750
5.00%, 12/1/2036	11,818	12,595
5.00%, 12/1/2036	11,698	12,467
5.00%, 2/1/2038	823,800	877,205
5.00%, 2/1/2038	2,192	2,334
5.00%, 3/1/2038	579,248	617,092
5.00%, 3/1/2038	514,302	547,643
5.00%, 6/1/2038	280,104	298,262
5.00%, 1/1/2039	331,222	352,694
5.00%, 2/1/2039	753,889	803,735
5.00%, 10/1/2039	201,568	214,635
5.50%, 6/1/2020	677,936	735,345
5.50%, 4/1/2021	56,515	61,156
5.50%, 2/1/2022	24,344	26,307
5.50%, 4/1/2022	167,582	181,344
5.50%, 11/1/2026	223,787	241,793
5.50%, 6/1/2027	60,314	65,126
5.50%, 4/1/2028	90,547	97,743
5.50%, 7/1/2028	164,052	177,088
5.50%, 1/1/2037	244,704	262,885
5.50%, 1/1/2037	690,632	741,945
5.50%, 11/1/2037	49,924	53,616
5.50%, 1/1/2038	485,199	521,081
5.50%, 4/1/2038	1,475,581	1,584,391
5.50%, 10/1/2038	31,583	33,912
6.75%, 3/15/2031	450,000	618,090

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Federal National Mortgage Association
0.50%, 7/2/2015 (a)	$500,000	$500,796
0.50%, 9/28/2015	1,000,000	999,794
0.50%, 3/30/2016	1,000,000	994,320
0.52%, 5/20/2016	400,000	397,433
0.52%, 5/27/2016	100,000	99,471
0.70%, 5/22/2017	400,000	394,136
0.75%, 12/19/2014	2,500,000	2,516,301
0.75%, 2/1/2016	150,000	149,943
0.88%, 8/28/2017 (a)	750,000	736,395
0.88%, 12/20/2017 (a)	250,000	243,709
1.00%, 5/21/2018	100,000	97,716
1.10%, 4/17/2018	100,000	98,411
1.13%, 4/27/2017 (a)	1,000,000	998,523
1.75%, 1/30/2019	100,000	99,062
2.00%, 9/21/2015	250,000	258,308
2.25%, 3/15/2016	300,000	312,748
2.38%, 4/11/2016	250,000	261,520
2.63%, 11/20/2014	300,000	309,708
3.00%, 1/1/2043	1,949,172	1,907,577
3.00%, 5/1/2043	2,989,961	2,926,156
3.00%, 6/1/2043	1,496,816	1,464,874
3.50%, 10/1/2042	1,177,321	1,196,562
4.00%, 2/1/2042	1,678,563	1,755,094
4.38%, 10/15/2015	250,000	271,770
4.50%, 4/1/2023	6,428	6,807
4.50%, 4/1/2023	1,092,316	1,156,717
4.50%, 8/1/2023	2,289	2,424
4.50%, 10/1/2040	970,055	1,027,335
5.00%, 11/1/2014	49,961	53,151
5.00%, 5/1/2015	663,711	706,147
5.00%, 10/1/2015	70,809	75,334
5.00%, 12/1/2015	626,408	667,769
5.00%, 2/1/2016	87,008	92,770
5.00%, 5/11/2017	510,000	584,678
5.00%, 6/1/2018	151,367	161,485
5.38%, 6/12/2017 (a)	1,000,000	1,158,418
6.00%, 6/1/2017	9,146	9,209
6.00%, 10/1/2039	1,641,217	1,780,342
6.63%, 11/15/2030	150,000	203,898
7.13%, 1/15/2030 (a)	525,000	741,960
Government National Mortgage Association
Zero Coupon, 0/0/0	207,564	221,509
Zero Coupon, 0/0/0	1,529,062	1,631,795
Zero Coupon, 0/0/0	51,025	54,453
Zero Coupon, 0/0/0	212,351	226,619
3.00%, 12/15/2042	1,485,234	1,471,282
3.00%, 2/20/2043	2,475,236	2,452,268
3.00%, 4/20/2043	2,984,983	2,957,286
3.50%, 4/15/2043	1,575,341	1,619,081
4.00%, 6/15/2040	190,468	201,444
4.50%, 7/15/2039	677,516	721,116
4.50%, 6/15/2040	1,930,388	2,064,140
5.50%, 6/15/2038	1,470,844	1,600,412
5.50%, 7/15/2038	1,674,264	1,821,752
5.50%, 2/15/2039	248,299	270,172
6.00%, 6/15/2041	656,419	733,081
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	70,849
4.63%, 9/15/2060	14,000	13,668
5.25%, 9/15/2039	450,000	503,745
7.13%, 5/1/2030	66,000	92,132

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $84,159,654)		82,856,045

U.S. TREASURY OBLIGATIONS — 36.4%
Treasury Bonds
2.75%, 8/15/2042	1,825,000	1,574,081
2.75%, 11/15/2042 (a)	1,860,000	1,602,557
3.13%, 11/15/2041	3,150,000	2,951,424
3.13%, 2/15/2042	2,250,000	2,105,280
3.88%, 8/15/2040	2,500,000	2,700,725
4.38%, 5/15/2040 (a)	3,050,000	3,575,058
4.38%, 5/15/2041	1,600,000	1,875,648
4.50%, 2/15/2036	150,000	178,622
4.50%, 8/15/2039 (a)	2,300,000	2,748,132
4.75%, 2/15/2037	2,250,000	2,775,330
4.75%, 2/15/2041	500,000	621,085
5.25%, 11/15/2028	500,000	635,445
5.38%, 2/15/2031 (a)	200,000	260,508
6.13%, 11/15/2027	2,000,000	2,743,780
6.25%, 8/15/2023	1,000,000	1,341,710
6.50%, 11/15/2026	800,000	1,124,848
6.88%, 8/15/2025 (a)	750,000	1,073,603
7.13%, 2/15/2023	1,000,000	1,411,860
7.25%, 5/15/2016	1,000,000	1,188,370
7.25%, 8/15/2022 (a)	500,000	705,560
7.50%, 11/15/2016	1,015,000	1,240,726
8.75%, 8/15/2020	1,130,000	1,648,772
8.88%, 8/15/2017	713,000	938,180
9.13%, 5/15/2018	500,000	684,305
Treasury Notes
0.25%, 9/30/2014	2,500,000	2,500,775
0.25%, 12/15/2014 (a)	2,200,000	2,200,462
0.25%, 1/15/2015 (a)	2,500,000	2,499,550
0.25%, 2/15/2015 (a)	3,750,000	3,747,825
0.25%, 5/15/2015	2,000,000	1,996,680
0.25%, 7/15/2015	1,500,000	1,495,890
0.38%, 3/15/2015	2,500,000	2,502,925
0.50%, 8/15/2014 (g)	7,000,000	7,022,960
0.50%, 7/31/2017	500,000	487,945
0.63%, 4/30/2018	1,500,000	1,449,210
0.75%, 10/31/2017	2,500,000	2,452,500
0.75%, 12/31/2017	5,000,000	4,890,400
0.88%, 12/31/2016	3,000,000	2,998,110
0.88%, 2/28/2017	2,250,000	2,244,127
0.88%, 4/30/2017	2,500,000	2,487,300
0.88%, 1/31/2018	1,000,000	981,960
0.88%, 7/31/2019	500,000	476,130
1.00%, 3/31/2017	2,750,000	2,752,640
1.25%, 8/31/2015 (a)	5,000,000	5,089,050
1.38%, 11/30/2018 (a)	250,000	248,215
1.38%, 12/31/2018 (a)	300,000	297,501
1.38%, 2/28/2019 (a)	3,300,000	3,263,370
1.50%, 6/30/2016	10,000,000	10,241,799
1.50%, 8/31/2018	6,000,000	6,016,200

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

1.50%, 3/31/2019	$2,250,000	$2,237,130
1.63%, 8/15/2022	2,000,000	1,875,640
1.63%, 11/15/2022	3,500,000	3,265,605
1.75%, 5/15/2022	500,000	476,555
1.88%, 6/30/2015	1,750,000	1,802,552
1.88%, 9/30/2017	2,000,000	2,059,180
2.00%, 11/15/2021	900,000	883,962
2.00%, 2/15/2022 (a)	1,000,000	977,690
2.00%, 2/15/2023 (a)	2,250,000	2,164,207
2.13%, 5/31/2015	2,000,000	2,067,740
2.13%, 12/31/2015	1,800,000	1,872,198
2.13%, 8/15/2021	3,250,000	3,235,863
2.25%, 1/31/2015 (a)	7,500,000	7,734,000
2.25%, 11/30/2017	2,500,000	2,612,175
2.25%, 7/31/2018 (a)	1,000,000	1,041,270
2.38%, 10/31/2014	13,555,000	13,940,504
2.38%, 2/28/2015	5,000,000	5,172,750
2.38%, 7/31/2017	5,000,000	5,256,050
2.50%, 3/31/2015	2,000,000	2,076,140
2.50%, 4/30/2015	3,000,000	3,118,260
2.63%, 12/31/2014	2,000,000	2,070,940
2.63%, 2/29/2016	1,500,000	1,582,170
2.63%, 4/30/2018	1,000,000	1,060,050
2.63%, 8/15/2020 (a)	3,500,000	3,656,415
2.63%, 11/15/2020	1,500,000	1,562,730
2.75%, 11/30/2016	4,380,000	4,658,874
2.75%, 2/28/2018	2,000,000	2,133,780
2.75%, 2/15/2019	500,000	532,085
3.00%, 8/31/2016	2,750,000	2,945,030
3.00%, 2/28/2017	2,000,000	2,148,760
3.13%, 10/31/2016	2,750,000	2,958,587
3.13%, 1/31/2017	750,000	809,070
3.13%, 5/15/2019 (g)	5,500,000	5,967,171
3.13%, 5/15/2021	1,000,000	1,073,710
3.38%, 11/15/2019 (a)	2,500,000	2,750,775
3.50%, 2/15/2018	2,250,000	2,475,945
3.50%, 5/15/2020	3,000,000	3,318,330
3.63%, 8/15/2019	500,000	556,820
3.63%, 2/15/2020 (a)	1,500,000	1,673,235
3.63%, 2/15/2021 (a)	3,000,000	3,334,590
3.75%, 11/15/2018	1,000,000	1,117,810
4.00%, 2/15/2015	5,200,000	5,511,948
4.13%, 5/15/2015	3,000,000	3,211,920
4.25%, 11/15/2014 (a)	4,000,000	4,220,160
4.25%, 8/15/2015	2,500,000	2,703,700
4.50%, 11/15/2015	1,000,000	1,094,860
4.50%, 2/15/2016	500,000	551,365
4.63%, 11/15/2016	2,500,000	2,816,875
4.75%, 8/15/2017	2,425,000	2,783,391
5.13%, 5/15/2016	810,000	913,672

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $243,367,981)		244,113,372

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.8%
Bank of America Commercial Mortgage, Inc. 5.86%, 6/10/2049 (c)	780,000	875,464
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (c)	549,089	569,622
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	444,312
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (c)	250,000	260,799
GS Mortgage Securities Corp. II 5.55%, 4/10/2038 (c)	250,000	273,149
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	253,694
5.44%, 6/12/2047	510,000	563,971
5.81%, 6/12/2043 (c)	500,000	550,986
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	440,078
Morgan Stanley Capital I:
5.51%, 11/12/2049 (c)	475,000	529,092
5.61%, 4/15/2049	57,992	58,880
Wachovia Bank Commercial Mortgage Trust 5.41%, 10/15/2044 (c)	260,664	279,622

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,019,630)		5,099,669

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
THRIFTS & MORTGAGE FINANCE — 0.9%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (c)	510,000	572,044
Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	1,500,000	1,502,959
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A3 5.57%, 2/15/2039 (c)	648,414	651,861
Greenwich Capital Commercial Funding Corp. 6.06%, 7/10/2038 (c)	840,000	930,590
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (c)	500,000	550,953
Merrill Lynch Mortgage Trust 6.04%, 6/12/2050 (c)	581,809	614,799
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	796,270
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3 5.68%, 10/15/2048	568,000	596,441

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $6,371,983)		6,215,917

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

ASSET BACKED — 0.3%
AUTOMOBILES — 0.2%
Ally Auto Receivables Trust 0.85%, 8/15/2016	$1,000,000	$1,000,456
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	172,247
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	250,733

		1,423,436

CREDIT CARD RECEIVABLES — 0.1%
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	295,000	342,866
6.15%, 6/15/2039	250,000	299,515

		642,381

MULTI-UTILITIES — 0.0% (b)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	250,000	275,821

TOTAL ASSET BACKED —
(Cost $2,357,184)		2,341,638

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	39,111
7.30%, 10/1/2039	500,000	645,210
7.55%, 4/1/2039	225,000	301,284
7.60%, 11/1/2040	150,000	203,136
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	183,918
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	56,858
University of California 4.86%, 5/15/2112	150,000	131,458

		1,560,975

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	103,521

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	246,172
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	218,996

		465,168

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	200,000	185,592
7.35%, 7/1/2035	250,000	275,478

		461,070

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	107,923

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	111,902
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	321,843
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	89,627

		523,372

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	240,235
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	109,826
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	91,743
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	298,847
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	286,545

		1,027,196

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	98,136
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	200,000	218,690

		316,826

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	106,050
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	80,603

		186,653

PUERTO RICO — 0.0% (b)
Government Development Bank for Puerto Rico 4.38%, 2/1/2019	150,000	140,015

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	123,082

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	$150,000	$163,221

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,243,929)		5,179,022

	Shares
SHORT TERM INVESTMENTS — 30.1%
MONEY MARKET FUNDS — 30.1%
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)(i)	151,800,708	151,800,708
State Street Navigator Securities Lending Prime Portfolio (i)(j)	49,926,947	49,926,947

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $201,727,655)		201,727,655

TOTAL INVESTMENTS — 129.0% (l)
(Cost $865,193,197)		864,324,913
OTHER ASSETS & LIABILITIES — (29.0)%		(194,495,988)

NET ASSETS — 100.0%		$669,828,925

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	Investments of cash collateral for securities loaned.
(k)	Value is determined based on Level 1 inputs. (Note 2)
(l)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.4%
ALABAMA — 0.3%
Alabama, Auburn University, General Fee Revenue Series A 5.00%, 6/1/2036	$890,000	$946,097
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	1,650,000	1,760,698
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	430,160

		3,136,955

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	2,987,227

ARIZONA — 2.6%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A 5.00%, 1/1/2016	500,000	549,930
Series A 5.00%, 12/1/2026	800,000	913,032
Series A 5.00%, 1/1/2027	500,000	545,930
Series A 5.00%, 12/1/2031	12,000,000	13,127,040
Series A 5.00%, 1/1/2033	5,000,000	5,348,700
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,376,800
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,938,114

		27,799,546

ARKANSAS — 0.3%
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 10/1/2019	2,460,000	2,916,527
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	556,615

		3,473,142

CALIFORNIA — 11.8%
California, Bay Area Toll Authority Revenue 5.00%, 4/1/2026	9,135,000	10,188,265
California, East Bay Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2023	215,000	258,989
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,828,400
Series AE 5.00%, 12/1/2020	320,000	368,246
California, State Educational Facilities Authority Revenue 5.25%, 4/1/2040	500,000	610,490
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	4,535,000	4,863,561
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,099,640
Los Angeles, CA, Community College District, General Obligation Series E-1 5.00%, 8/1/2026	1,000,000	1,114,460
Los Angeles, CA, Department of Airports Revenue Series B 5.00%, 5/15/2035	4,500,000	4,642,830
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,188,800
Series A 5.00%, 7/1/2020	7,400,000	8,783,948
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	8,400,000	9,819,768
Los Angeles, CA, Unified School District, General Obligation:
Series A 2.00%, 7/1/2022	790,000	741,865
Series A-1 4.00%, 7/1/2016	1,250,000	1,363,837
Series KRY 5.00%, 7/1/2018	330,000	384,513
Series D 5.00%, 1/1/2034	575,000	595,453
Series F 5.00%, 1/1/2034	815,000	843,990
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,097,910
5.00%, 6/1/2039	1,845,000	1,989,519
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,289,600
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	4,931,475
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,359,228
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	336,648
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	500,000	537,240
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	3,958,500
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,097,537
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,140,290
Series A 5.25%, 5/15/2039	1,000,000	1,092,040
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (a)	2,000,000	986,400
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2029	500,000	549,745
Series A 5.00%, 7/1/2030	500,000	546,145

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	$655,000	$682,779
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,090,655
Subseries A 5.00%, 11/1/2024	5,150,000	5,818,727
5.00%, 6/15/2027	500,000	526,475
Series A 5.00%, 11/1/2030	6,000,000	6,443,100
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	932,031
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,200,174
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,930,631
Series S 5.00%, 5/15/2040	1,000,000	1,074,060
Series Q 5.25%, 5/15/2028	2,855,000	3,168,508

		128,476,472

COLORADO — 3.6%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	5,827,900
Colorado Springs, CO, Utilities System Revenue Series C-1 4.00%, 11/15/2030	9,000,000	8,955,000
Colorado, Regional Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2027	12,095,000	13,517,493
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	397,995
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation 5.50%, 11/1/2027	500,000	602,885
Denver, CO, City & County General Obligation 5.25%, 8/1/2018	325,000	382,454
Denver, CO, City & County, School District No. 1 General Obligation Series C 5.00%, 12/1/2023	1,175,000	1,393,021
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 3.00%, 4/1/2028	5,415,000	4,689,661
Series A 3.00%, 4/1/2029	650,000	556,315
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,410,971
Series HH 5.00%, 6/1/2029	1,000,000	1,099,040

		38,832,735

CONNECTICUT — 2.5%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	550,325
Series B 5.00%, 12/1/2016	1,575,000	1,780,081
Series B 5.00%, 4/15/2019	905,000	1,042,524
5.00%, 12/1/2020	7,500,000	8,872,200
5.00%, 12/1/2021	7,500,000	8,817,825
University of Connecticut, Revenue Series A 5.00%, 2/15/2025	5,200,000	5,831,800

		26,894,755

DELAWARE — 1.1%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,166,762
Series B 5.00%, 7/1/2017	150,000	172,419
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,193,387
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,691,975

		12,224,543

DISTRICT OF COLUMBIA — 2.1%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2028	1,000,000	1,020,440
Series C 4.00%, 12/1/2035	7,000,000	6,837,530
Series C 5.00%, 12/1/2020	1,050,000	1,253,186
Series A 5.00%, 12/1/2023	1,235,000	1,456,151
Series C 5.00%, 12/1/2037	500,000	539,690
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,307,600
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (a)(b)	1,785,000	588,122
Series C 5.00%, 10/1/2028	5,000,000	5,441,200
Series C 5.13%, 10/1/2039	520,000	551,184

		22,995,103

FLORIDA — 5.3%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	489,177
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (b)	1,000,000	1,083,230
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	831,990
Series C 4.00%, 6/1/2027	620,000	639,511
Series B 5.00%, 6/1/2015	2,600,000	2,816,528
Series A 5.00%, 6/1/2018	4,000,000	4,635,720
Series D 5.00%, 6/1/2021	500,000	573,195
Series D 5.00%, 6/1/2024	7,550,000	8,526,215
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,081,390
Florida, State, Department of Transportation General Obligation:
3.25%, 7/1/2030	1,000,000	886,380
Series A 5.00%, 7/1/2016	275,000	307,632

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

5.00%, 7/1/2021	$500,000	$594,455
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2014	1,375,000	1,443,090
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,138,838
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,138,350
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,748,901
5.00%, 10/1/2023 (b)	500,000	541,605
5.00%, 7/1/2031	1,980,000	2,105,968
Miami-Dade County, FL, Transit System Sales Surtax Revenue 4.00%, 7/1/2042	500,000	414,370
Orlando, FL, Utilities Commission, Utility System Revenue:
Series A 5.00%, 10/1/2023	2,500,000	2,940,500
5.00%, 10/1/2029	1,400,000	1,535,058
Palm Beach County, FL, Public Improvement Revenue:
5.00%, 6/1/2025	9,040,000	10,368,157
5.00%, 5/1/2038	5,000,000	5,360,100
Palm Beach County, FL, Solid Waste Authority Revenue 5.25%, 10/1/2019	500,000	596,875
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	855,487

		57,652,722

GEORGIA — 2.4%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,482,440
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,605,490
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,070,000	5,574,921
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	568,710
Series E 5.00%, 7/1/2018	700,000	820,043
Series I 5.00%, 7/1/2021	1,125,000	1,358,426
Series I 5.00%, 7/1/2022	1,100,000	1,290,971
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	3,000,000	3,618,270
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,368,091
Gwinnett County, GA, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	500,000	590,105

		26,277,467

HAWAII — 1.1%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	2,940,111
Series A 5.25%, 8/1/2034	1,500,000	1,675,440
City & County of Honolulu, HI, Wastewater System Revenue Series A 5.00%, 7/1/2041	5,400,000	5,720,868
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,080,726

		11,417,145

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,405,700

ILLINOIS — 4.7%
Chicago, IL, General Obligation:
Series C Zero Coupon, 1/1/2031 (a)	600,000	225,606
Series C 5.00%, 1/1/2023	3,785,000	4,106,384
Series A 5.25%, 1/1/2037	5,000,000	5,192,250
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	530,155
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2019	2,000,000	2,291,280
Series A 5.25%, 11/15/2033	6,920,000	7,330,979
Illinois, State Finance Authority Revenue Series A 5.00%, 10/1/2051	3,020,000	3,129,173
Illinois, State General Obligation:
5.00%, 1/1/2015 (b)	1,055,000	1,114,850
5.00%, 1/1/2018 (b)	595,000	657,332
Illinois, State Sales Tax Revenue:
Series A 4.75%, 6/15/2034	2,240,000	2,284,128
Series B 5.25%, 6/15/2034	5,000,000	5,391,000
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2028	1,825,000	1,942,421
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,543,506
Illinois, University of Chicago, Finance Authority Revenue:
Series A 4.00%, 10/1/2032	955,000	928,680
Series B 6.25%, 7/1/2038	5,000,000	5,746,000
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	426,424
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	5,000,000	4,772,050

		50,612,218

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

INDIANA — 0.2%
Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	$1,995,000	$2,305,941

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2020	700,000	824,432
5.00%, 8/1/2030	1,000,000	1,105,470

		1,929,902

KANSAS — 0.6%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	3,500,000	4,157,055
Wichita, KS, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2039	1,975,000	2,071,933

		6,228,988

KENTUCKY — 0.3%
Kentucky, State Asset/Liability Commission Agency Revenue Series A 5.00%, 9/1/2021	795,000	922,287
Kentucky, State Economic Development Finance Authority Revenue Series A-1 6.00%, 12/1/2033 (b)	1,045,000	1,104,377
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	221,062
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 11/1/2017 (b)	450,000	511,898
Series A 5.00%, 11/1/2017	375,000	426,581

		3,186,205

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,146,530
Louisiana, State General Obligation Series A 5.00%, 11/15/2018	200,000	233,264

		1,379,794

MARYLAND — 2.6%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,662,742
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	330,991
Howard County, MD, General Obligation Series B 5.00%, 8/15/2023	1,000,000	1,178,580
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 2/15/2016	250,000	276,377
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025	480,000	477,643
Maryland, State General Obligation:
Series B 4.00%, 8/1/2022	550,000	606,584
Series C 4.00%, 8/15/2022	1,000,000	1,121,590
Series C 5.00%, 3/1/2017	3,110,000	3,551,247
Series B 5.00%, 8/1/2017	540,000	623,052
Series C 5.00%, 11/1/2018	4,325,000	5,099,651
Series B 5.00%, 8/1/2024	140,000	160,128
Maryland, State Health & Higher Educational Facilities Authority Revenue Series A 5.00%, 7/1/2018	400,000	462,328
Montgomery County, MD, General Obligation:
Series A 3.00%, 11/1/2026	3,210,000	3,049,179
Series A 3.00%, 11/1/2029	715,000	649,771
Series A 4.00%, 7/1/2030	5,000,000	5,161,450
Series A 5.00%, 11/1/2020	1,000,000	1,208,060
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,296,120

		27,915,493

MASSACHUSETTS — 3.4%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	505,940
Massachusetts, State College Building Authority Revenue Series C 3.00%, 5/1/2032	710,000	562,490
Massachusetts, State General Obligation:
Series B 3.00%, 6/1/2027	160,000	144,192
Series D 4.25%, 10/1/2027	2,750,000	2,914,670
Series A 4.50%, 6/1/2027	455,000	497,706
Series B 5.00%, 7/1/2019	590,000	694,991
Series A 5.00%, 3/1/2025	965,000	1,094,850
Series B 5.00%, 8/1/2025	5,100,000	5,833,329
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,510,000	2,821,466
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	436,153
Massachusetts, State School Building Authority Revenue:
Series 2009-1 5.00%, 5/1/2019	815,000	956,688
Series B 5.00%, 10/15/2035	500,000	537,485
Series B 5.00%, 10/15/2041	1,500,000	1,584,210
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	5,837,250
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2024	500,000	575,545
5.00%, 8/1/2024	480,000	554,698
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	6,621,422
Series B 5.00%, 8/1/2030	2,775,000	3,074,228

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Series A 5.00%, 8/1/2042	$1,500,000	$1,592,070

		36,839,383

MICHIGAN — 0.7%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	498,815
5.25%, 11/1/2035	550,000	550,291
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2023	1,000,000	1,143,050
5.00%, 10/1/2029	2,905,000	3,216,823
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2018	1,000,000	1,169,910
5.00%, 10/1/2022	1,000,000	1,154,550

		7,733,439

MINNESOTA — 1.6%
Metropolitan Council Series I 4.00%, 3/1/2022	500,000	559,310
Minnesota, State General Obligation:
Series B 5.00%, 8/1/2018	1,700,000	1,988,932
Series D 5.00%, 8/1/2018	2,000,000	2,339,920
Series A 5.00%, 10/1/2018	3,320,000	3,896,551
Series D 5.00%, 8/1/2019	2,275,000	2,700,948
Series D 5.00%, 8/1/2020	450,000	538,677
Series D 5.00%, 8/1/2021	1,020,000	1,212,107
Series D 5.00%, 8/1/2022	855,000	1,001,325
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,235,897

		17,473,667

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,245,970

MISSOURI — 0.1%
Missouri, State Board of Public Buildings, Special Obligation Series A 1.00%, 10/1/2026	965,000	688,306
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2022	125,000	144,518
Missouri, State Health & Educational Facilities Authority Revenue Series A 5.25%, 3/15/2018	500,000	587,505
Missouri, State Highway & Transportation Commission, State Road Revenue Series A 5.00%, 5/1/2016	150,000	167,176

		1,587,505

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2019	1,250,000	1,469,338
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,078,050

		2,547,388

NEVADA — 0.5%
Clark County, NV, Water Reclamation District, General Obligation Series A 5.25%, 7/1/2038	500,000	539,650
Las Vegas Valley, NV, Water District, General Obligation Series A 5.00%, 2/1/2033	350,000	372,173
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,634,775

		5,546,598

NEW JERSEY — 1.7%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,840
Series A 4.00%, 9/1/2022	50,000	56,132
Series A 4.00%, 9/1/2022	3,135,000	3,372,319
Series A 4.00%, 9/1/2027	20,000	22,453
Series A 4.00%, 9/1/2027	2,430,000	2,551,257
Series A 4.00%, 9/1/2027	30,000	33,679
Series A 4.00%, 9/1/2027	40,000	44,906
New Jersey, State General Obligation 5.00%, 6/1/2019	8,825,000	10,277,860
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,607,555

		17,983,001

NEW MEXICO — 1.0%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	7,166,306
New Mexico, State Finance Authority Transportation Revenue:
4.00%, 6/15/2025	545,000	581,313
5.00%, 6/15/2017	3,000,000	3,432,240

		11,179,859

NEW YORK — 19.2%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,181,010
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.25%, 5/1/2023	400,000	454,184
Series A 5.25%, 5/1/2029	1,390,000	1,515,461
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,410,443
New York & New Jersey, Port Authority Revenue:
4.00%, 12/1/2027	2,600,000	2,636,972
4.25%, 7/15/2040	1,000,000	992,040
156th Series 4.75%, 11/1/2036	7,000,000	7,344,400
5.00%, 7/15/2039	4,500,000	4,779,135
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,050,580
4.50%, 6/15/2032	1,000,000	1,051,110

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Series DD 4.50%, 6/15/2038	$1,310,000	$1,332,650
Series DD 4.63%, 6/15/2031	1,030,000	1,087,021
5.00%, 6/15/2026	3,000,000	3,336,300
5.00%, 6/15/2027	545,000	610,732
5.00%, 6/15/2043	3,500,000	3,663,415
Series GG-2 5.25%, 6/15/2040	625,000	664,288
Series A 5.50%, 6/15/2021	1,150,000	1,339,371
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series CC 5.00%, 6/15/2045	325,000	338,861
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	575,700
5.00%, 11/1/2020	1,250,000	1,472,625
Series C 5.00%, 11/1/2028	2,000,000	2,224,160
5.50%, 11/1/2035	4,545,000	5,109,080
New York, NY, City Transitional Finance Authority Revenue Series B 5.00%, 11/1/2018	3,605,000	4,200,438
New York, NY, City Transitional Finance Authority, Building Aid Revenue Seres S-1 5.00%, 7/15/2030	3,175,000	3,428,683
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series E 4.00%, 11/1/2025	500,000	527,475
Series B 5.00%, 11/1/2016	570,000	646,642
Series B 5.00%, 11/1/2016	430,000	487,061
Series D 5.00%, 11/1/2016	1,690,000	1,914,263
Series C 5.00%, 11/1/2020	645,000	762,280
Series F-1 5.00%, 5/1/2021	500,000	590,690
Series D-1 5.00%, 11/1/2022	100,000	116,157
Series A-1 5.00%, 5/1/2023	20,000	23,732
Series A-1 5.00%, 5/1/2023	845,000	970,736
New York, NY, General Obligation:
Series A 4.25%, 2/15/2029	940,000	983,550
Series I 5.00%, 8/1/2015	1,220,000	1,330,935
Series C 5.00%, 8/1/2017	2,000,000	2,292,100
Series A-1 5.00%, 10/1/2018	5,000,000	5,832,600
Series A-1 5.00%, 10/1/2019	5,000,000	5,908,450
Series I 5.00%, 8/1/2021	1,320,000	1,553,666
Series H-1 5.00%, 3/1/2023	500,000	559,420
Series C 5.00%, 8/1/2024	500,000	560,775
Series E 5.00%, 8/1/2025	5,000,000	5,584,100
Series I 5.00%, 8/1/2029	4,025,000	4,392,805
Series C 5.25%, 8/1/2017	550,000	635,767
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	4,841,325
5.13%, 1/15/2044	5,975,000	6,204,799
5.63%, 1/15/2046	1,000,000	1,066,550
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,692,799
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (a)	1,850,000	1,017,722
Series B Zero Coupon, 11/15/2029 (a)	735,000	358,981
Series A 5.00%, 1/1/2023	9,925,000	11,387,647
Series B 5.00%, 11/15/2025	600,000	684,702
Series A 5.00%, 1/1/2027	2,240,000	2,483,309
Series B 5.00%, 11/15/2027	5,550,000	6,205,067
Series A-2 5.00%, 11/15/2029	12,620,000	13,894,999
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,192,300
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	1,000,000	1,024,630
New York, State Dormitory Authority Revenue:
Series A 5.00%, 7/1/2038	3,350,000	3,483,364
5.25%, 7/1/2048	3,065,000	3,252,547
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 4.00%, 5/15/2028	1,455,000	1,461,431
Series A 4.75%, 7/1/2029	2,500,000	2,738,400
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A 4.00%, 3/15/2028	500,000	510,285
Series E 4.00%, 8/15/2031	655,000	650,801
Series E 5.00%, 8/15/2018	400,000	464,628
Series A 5.00%, 3/15/2020	1,000,000	1,172,830
Series A 5.00%, 12/15/2020	500,000	591,190
Series C 5.00%, 3/15/2025	4,550,000	5,081,804
Series B 5.25%, 2/15/2022	500,000	585,045
New York, State Dormitory Authority, State Income Tax Revenue:
Series E 4.50%, 3/15/2036	790,000	800,223
Series A 5.00%, 2/15/2020	7,850,000	9,201,691
5.00%, 7/1/2021	700,000	815,920
5.00%, 2/15/2029	750,000	820,890
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
Series A 5.00%, 6/15/2022	500,000	599,235
Series A 5.13%, 6/15/2038	1,000,000	1,083,230
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,536,383
Series E 5.00%, 8/1/2018	635,000	738,537
Series A-1 5.25%, 8/15/2028	760,000	856,269
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,938,351
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	4,910,000	5,774,209
Series A 5.00%, 3/15/2023	4,185,000	4,805,636
Series A 5.00%, 3/15/2026	405,000	452,081

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Series A 5.00%, 3/15/2028	$2,150,000	$2,362,033
Series A 5.00%, 3/15/2029	2,000,000	2,191,580
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A 5.00%, 4/1/2021	500,000	565,135
Series B 5.00%, 4/1/2024	570,000	640,805
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2025	500,000	521,185
Series A 4.00%, 3/15/2041	1,470,000	1,371,848
Series A-1 5.00%, 12/15/2016	2,630,000	2,990,652
Series B-1 5.00%, 3/15/2036	1,000,000	1,068,850

		208,653,761

NORTH CAROLINA — 2.3%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	539,866
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	587,210
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	5,240,000	5,585,002
Series A 5.00%, 5/1/2016	3,000,000	3,336,390
Series A 5.00%, 5/1/2017	2,125,000	2,406,562
Series C 5.00%, 5/1/2028	905,000	1,001,772
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2020	1,320,000	1,581,941
5.00%, 3/1/2021	500,000	567,000
North Carolina, State Grant Anticipation Revenue:
5.00%, 3/1/2018	1,455,000	1,667,153
5.00%, 3/1/2019	1,930,000	2,233,917
Wake County, NC, General Obligation:
Series C 5.00%, 3/1/2021	1,100,000	1,323,762
Series C 5.00%, 3/1/2023	3,445,000	4,173,445

		25,004,020

OHIO — 0.3%
Ohio, State General Obligation:
Series A 5.00%, 9/15/2019	500,000	591,200
Series B 5.00%, 8/1/2021	450,000	536,535
University of Cincinnati, OH, Receipts Revenue Series C 5.00%, 6/1/2030 (b)	1,515,000	1,632,715

		2,760,450

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,298,520
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	635,000	718,382

		3,016,902

OREGON — 0.9%
Oregon, State Department of Transportation Revenue Series A 5.00%, 11/15/2033	1,500,000	1,602,735
Portland, OR, Sewer System Revenue 5.00%, 3/1/2035	4,550,000	4,907,311
Salem, OR, General Obligation:
5.00%, 6/1/2028	1,450,000	1,582,168
5.00%, 6/1/2029	1,480,000	1,605,800

		9,698,014

PENNSYLVANIA — 3.1%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 5.00%, 7/1/2018	5,000,000	5,823,350
Series B 5.00%, 7/1/2021	5,000,000	5,671,600
Pennsylvania, State General Obligation:
5.00%, 7/1/2015	5,000,000	5,435,500
5.00%, 3/15/2017	2,630,000	2,989,573
5.00%, 4/15/2021	4,000,000	4,671,200
Series A 5.00%, 5/1/2021	1,500,000	1,755,540
5.00%, 7/1/2021	1,000,000	1,185,710
5.00%, 11/15/2021	1,000,000	1,190,150
5.00%, 11/15/2022	1,000,000	1,172,000
5.00%, 11/15/2023	895,000	1,040,205
5.13%, 2/15/2023	500,000	572,310
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	537,125
Pennsylvania, Turnpike Commission Revenue:
4.50%, 12/1/2038	300,000	297,297
Series C 6.00%, 6/1/2023 (b)	755,000	882,097

		33,223,657

PUERTO RICO — 0.4%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (a)	12,000,000	2,979,840
Series C Zero Coupon, 8/1/2038 (a)	5,000,000	1,163,300

		4,143,140

RHODE ISLAND — 0.0% (c)
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	522,562

SOUTH CAROLINA — 1.5%
Charleston, SC, General Obligation:
4.00%, 11/1/2028	1,000,000	1,042,420
5.00%, 11/1/2023	1,035,000	1,216,498
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	875,000	915,976

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

South Carolina, State General Obligation Series A 2.00%, 4/1/2024	$3,000,000	$2,786,550
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,812,275
Series D 5.00%, 12/1/2043	6,450,000	6,717,997
Series A 5.50%, 1/1/2038	1,130,000	1,233,813

		16,725,529

SOUTH DAKOTA — 0.0% (c)
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	500,000	422,855

TENNESSEE — 1.5%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,753,995
Memphis, TN, General Obligation:
5.00%, 5/1/2022	1,120,000	1,327,525
Series D 5.00%, 7/1/2023	1,000,000	1,155,350
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
5.00%, 1/1/2019	500,000	579,325
5.00%, 7/1/2020	1,000,000	1,184,160
Series D 5.00%, 7/1/2020	4,000,000	4,736,640
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue Series A 5.00%, 1/1/2016 (b)	475,000	521,075
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Series B 5.00%, 10/1/2039	1,000,000	1,066,090
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	823,384
Series A 5.00%, 3/1/2022	1,000,000	1,172,320
Tennessee, State General Obligation Series C 5.00%, 5/1/2027	1,095,000	1,224,549
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	550,130

		16,094,543

TEXAS — 7.6%
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	780,938
5.00%, 9/1/2022	570,000	684,462
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,589,280
5.00%, 11/15/2042	2,800,000	2,980,768
Canadian River, TX, Municipal Water Authority Corp. 5.00%, 2/15/2031	3,810,000	4,081,120
Comal, TX, Independent School District, General Obligation Series A 5.00%, 2/1/2021 (b)	650,000	775,385
Corpus Christi, TX, Independent School District, General Obligation 5.00%, 8/15/2020	400,000	469,512
Crowley, TX, Independent School District, General Obligation 5.00%, 8/1/2036 (b)	400,000	432,708
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	500,000	580,175
Dallas, TX, Civic Center Convention Complex Revenue:
5.00%, 8/15/2028 (b)	700,000	741,125
5.25%, 8/15/2038 (b)	510,000	539,162
Dallas, TX, General Obligation 5.00%, 2/15/2021	425,000	482,154
Dallas, TX, Waterworks & Sewer System Revenue:
5.00%, 10/1/2020	500,000	591,425
5.00%, 10/1/2036	705,000	762,803
Fort Worth, TX, General Obligation 5.00%, 3/1/2023	500,000	585,320
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	457,476
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	5,809,282
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,704,366
Harris County, TX, General Obligation:
Series A 4.75%, 3/1/2020	600,000	681,690
5.00%, 10/1/2021	3,000,000	3,517,920
5.00%, 10/1/2024	5,400,000	6,143,472
5.00%, 10/1/2025	400,000	454,512
Harris County, TX, Revenue Series C 5.00%, 8/15/2049	500,000	524,935
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,210,510
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,024,399
Houston, TX, General Obligation:
5.00%, 3/1/2018	210,000	242,556
Series A 5.00%, 3/1/2022	2,000,000	2,293,100
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (b)	4,600,000	5,000,522
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,903,325
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	10,000,000	4,005,500
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (b)	1,000,000	1,098,680

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (a)	$1,530,000	$565,335
North Texas, TX, Municipal Water District, Water System Revenue:
3.13%, 9/1/2027	500,000	448,980
5.00%, 9/1/2026	500,000	568,805
Port of Houston, TX, General Obligation:
Series D-1 5.00%, 10/1/2029	600,000	668,082
Series D-1 5.00%, 10/1/2030	785,000	869,262
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2017	180,000	204,152
5.00%, 2/1/2023	2,500,000	2,904,450
5.25%, 2/1/2024	5,000,000	5,893,850
5.25%, 2/1/2025	4,000,000	4,699,080
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (b)	2,000,000	2,260,320
Texas, A&M Permanent University Fund Revenue Series A 5.00%, 7/1/2025	935,000	1,126,395
Texas, State General Obligation Series A 5.00%, 10/1/2029	450,000	495,261
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,204,984
Series B 5.00%, 1/1/2018	500,000	540,325
Series B 5.00%, 7/1/2018	1,480,000	1,599,362
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	562,600
Series B 5.00%, 8/15/2017	500,000	575,435
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	671,088

		82,006,348

UTAH — 0.3%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	609,840
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	560,115
Series A 5.00%, 7/1/2022	1,035,000	1,228,866
Utah, Transport Authority Sales Tax Revenue Series A 5.00%, 6/15/2028	410,000	447,650

		2,846,471

VIRGINIA — 2.2%
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	2,920,099
Series B 4.00%, 10/1/2020	1,015,000	1,154,187
Series B 5.00%, 4/1/2024	900,000	1,081,665
Series A 5.00%, 4/1/2030	450,000	494,140
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	481,606
Virginia, College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 2/1/2021	400,000	459,388
5.00%, 9/1/2022	5,945,000	6,784,969
5.00%, 2/1/2027	3,620,000	4,026,960
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,030,000	3,471,229
Series A 5.00%, 8/1/2025	500,000	562,090
Virginia, State Public School Authority Revenue:
Series B-1 5.00%, 8/1/2017	1,000,000	1,143,480
Series C 5.00%, 8/1/2017	215,000	245,848
Virginia, State Transportation Board Revenue 5.00%, 5/15/2014	500,000	520,770

		23,346,431

WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue Series S-1 5.00%, 11/1/2026	500,000	568,605
King County, WA, General Obligation:
5.00%, 12/1/2019	1,000,000	1,189,590
5.00%, 12/1/2020	600,000	721,116
King County, WA, School District No. 403 Renton, General Obligation 5.00%, 12/1/2022	1,540,000	1,804,187
Pierce County, WA, School District No. 3 Puyallup, General Obligation Series A 5.00%, 12/1/2025	2,250,000	2,588,648
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2015	1,000,000	1,069,480
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,624,670
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,595,125
Washington, State General Obligation:
Series D 4.00%, 2/1/2037	9,400,000	8,803,570
5.00%, 7/1/2025	600,000	684,840
Series R-2012C 5.00%, 7/1/2025	5,265,000	6,009,471
Series A 5.00%, 8/1/2025	2,640,000	2,991,912
Series C 5.00%, 6/1/2041	7,200,000	7,603,920

		38,255,134

WISCONSIN — 2.2%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	11,020,000	12,813,395
Wisconsin, State Department of Transportation Revenue Series 1 5.00%, 7/1/2030	8,885,000	9,881,897

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Wisconsin, State General Obligation 4.00%, 11/1/2016	$1,300,000	$1,425,528

		24,120,820

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,062,260,517)		1,056,109,500

	Shares
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $12,878,973)	12,878,973	12,878,973

TOTAL INVESTMENTS — 98.6% (g)
(Cost $1,075,139,490)		1,068,988,473
OTHER ASSETS & LIABILITIES — 1.4%		15,140,752

NET ASSETS — 100.0%		$1,084,129,225

(a)	Non-income producing security.
(b)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Corp.	1.02%
	Permanent School Fund Guaranteed	0.84%
	Assured Guaranty Municipal Corp.	0.36%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.5%
CALIFORNIA — 96.8%
California Educational Facilities Authority Series A 5.25%, 10/1/2038	$100,000	$106,536
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	454,755
5.00%, 4/1/2024	250,000	284,280
5.00%, 4/1/2025	300,000	327,786
5.00%, 4/1/2028	750,000	821,062
5.13%, 4/1/2039	125,000	130,580
California, Bay Area Water Supply & Conservation Agency Revenue Series A 2.00%, 10/1/2015	500,000	515,355
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	1,000,000	1,192,020
Series B 5.00%, 6/1/2023	1,000,000	1,204,600
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	700,000	833,189
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,241,180
Series L 5.00%, 5/1/2016	200,000	222,842
Series L 5.00%, 5/1/2019	1,540,000	1,810,516
Series AJ 5.00%, 12/1/2021	400,000	484,540
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	543,175
Series L 5.00%, 5/1/2017	500,000	570,665
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	1,060,000	1,237,094
5.00%, 4/1/2034	340,000	363,756
California, William S. Hart Union High School District, Election of 2008 Series C 4.00%, 8/1/2027	1,000,000	1,011,570
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	2,000,000	2,375,240
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	600,000	691,098
Series B 5.00%, 3/1/2025	1,000,000	1,136,060
Eastern Municipal Water District, CA, Water & Sewer Revenue:
Series H 5.00%, 7/1/2033	160,000	171,592
Series H 5.00%, 7/1/2035	1,000,000	1,068,660
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,924,678
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	1,000,000	1,049,820
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	1,000,000	1,092,180
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,260,772
5.00%, 7/1/2026	1,450,000	1,639,428
Los Angeles, CA, Community College District, General Obligation:
Series F-1 5.00%, 8/1/2026	100,000	111,446
Series F 5.00%, 8/1/2029	1,000,000	1,105,840
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,139,700
5.00%, 5/15/2032	150,000	156,179
Series A 5.00%, 5/15/2034	100,000	108,330
Series B 5.00%, 5/15/2035	2,000,000	2,063,480
5.00%, 5/15/2040	1,250,000	1,271,725
Series D 5.00%, 5/15/2040	1,000,000	1,017,380
Series C 5.25%, 5/15/2038	145,000	153,330
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	2,000,000	2,091,480
Los Angeles, CA, Department of Water & Power Revenue Series C 5.00%, 1/1/2016	2,000,000	2,188,800
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	500,000	589,070
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,660,985
Series C 5.25%, 8/1/2023	700,000	798,161
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,155,230
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	272,768
Series KY 5.00%, 7/1/2015	2,325,000	2,529,949
Series KRY 5.00%, 7/1/2018	935,000	1,089,453
Series F 5.00%, 1/1/2034	1,000,000	1,035,570
Series D 5.25%, 7/1/2025	1,500,000	1,671,720
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	580,750
Series B 5.00%, 6/1/2030	1,000,000	1,085,240
5.00%, 6/1/2039	500,000	539,165
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,120,000
Los Rios, CA, Community College District Election of 2008:
Series A 4.75%, 8/1/2032	175,000	184,007
Series A 5.00%, 8/1/2035	340,000	359,693
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	1,000,000	1,063,260
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	279,320
Series C 5.00%, 10/1/2027	1,500,000	1,795,440

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Series A 5.00%, 1/1/2031	$850,000	$920,295
Series B 5.25%, 7/1/2024	300,000	344,583
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (a)	4,000,000	711,920
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	652,422
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	420,810
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	1,000,000	1,074,480
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (a)	3,000,000	489,000
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (b)	835,000	889,133
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	1,000,000	1,054,980
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,162,520
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	558,295
5.00%, 8/1/2041	1,000,000	1,065,570
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,140,290
Series A 5.25%, 5/15/2039	500,000	546,020
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	1,000,000	1,141,720
Series A 5.00%, 8/1/2028	330,000	365,228
San Francisco, CA, Bay Area Rapid Transit District 5.00%, 7/1/2032	1,000,000	1,085,140
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.25%, 11/1/2031	535,000	536,835
Series A 5.00%, 11/1/2032	1,110,000	1,183,038
Series A 5.00%, 11/1/2041	1,000,000	1,037,160
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	2,000,000	2,145,360
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	918,536
San Francisco, CA, City & County, Earthquake Safety & Emergency, General Obligation 4.00%, 6/15/2028	500,000	497,765
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	1,000,000	1,099,290
5.25%, 3/1/2031	1,000,000	1,095,540
Series A 5.50%, 3/1/2041	300,000	331,926
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	2,000,000	2,082,420
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	1,000,000	1,041,770
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	1,000,000	1,088,970
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,183,430
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,154,660
5.00%, 7/1/2030	1,500,000	1,619,205
5.25%, 7/1/2030	1,000,000	1,106,420
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,251,542
Series AB 5.00%, 5/15/2019	400,000	471,440
Series AF 5.00%, 5/15/2019	665,000	783,769
Series Q 5.00%, 5/15/2021	125,000	141,140
Series AF 5.00%, 5/15/2024	1,000,000	1,178,100
5.00%, 5/15/2037	1,875,000	1,980,731
Series Q 5.25%, 5/15/2023	1,000,000	1,129,190
University of Southern California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	500,000	521,970
Ventura County, CA, Public Financing Authority, Lease Revenue Series A 5.00%, 11/1/2024	300,000	338,592
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (a)	500,000	178,360

		97,702,065

PUERTO RICO — 0.7%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (a)	2,000,000	496,640
Series C Zero Coupon, 8/1/2038 (a)	1,000,000	232,660

		729,300

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $99,562,207)		98,431,365

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $1,329,461)	1,329,461	$1,329,461

TOTAL INVESTMENTS — 98.8% (f)
(Cost $100,891,668)		99,760,826
OTHER ASSETS & LIABILITIES — 1.2%		1,177,445

NET ASSETS — 100.0%		$100,938,271

(a)	Non-income producing security.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	0.88%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.1%
NEW YORK — 95.9%
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	$1,000,000	$1,031,270
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	1,000,000	1,096,740
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	414,772
Series A 5.00%, 11/15/2014	100,000	106,419
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	442,492
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	430,000	359,992
4.00%, 12/1/2022	300,000	324,765
5.00%, 12/1/2025	250,000	286,093
5.00%, 7/15/2039	500,000	531,015
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	96,512
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	150,356
Series E 5.00%, 11/1/2017	500,000	578,285
Series B 5.00%, 11/1/2018	200,000	233,034
Series S-5 5.00%, 1/15/2026	200,000	222,082
Series S-1A 5.25%, 7/15/2037	500,000	539,720
Series S-4 5.50%, 1/15/2033	500,000	550,165
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series B 5.00%, 11/1/2017	125,000	145,144
Series B 5.00%, 11/1/2017	375,000	433,714
Series A 5.00%, 11/1/2018	35,000	41,269
Series A 5.00%, 11/1/2018	65,000	76,097
5.00%, 11/1/2020	500,000	590,915
New York, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	330,432
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	213,378
Series E 4.00%, 8/1/2022	250,000	271,538
Series C 5.00%, 8/1/2024	950,000	1,065,472
Series E 5.00%, 8/1/2025	775,000	865,535
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	537,925
5.13%, 1/15/2044	500,000	519,230
5.25%, 12/15/2043	500,000	528,265
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2015	225,000	247,052
Series A 5.00%, 11/15/2031	700,000	748,559
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	1,000,000	1,133,810
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	231,892
Series GG-2 5.00%, 6/15/2035	100,000	107,381
Series AA 5.00%, 6/15/2044	500,000	520,270
Series EE 5.38%, 6/15/2043	370,000	400,259
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	500,000	573,685
Series B 5.00%, 11/15/2023	500,000	587,540
Series B 5.00%, 11/15/2023	500,000	580,225
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	1,000,000	1,096,150
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	512,315
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	516,550
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	273,518
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	392,254
Series A 5.00%, 7/1/2039	300,000	311,313
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	264,451
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 5.25%, 7/1/2028	500,000	568,940
Series A 5.25%, 7/1/2034	240,000	260,911
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	111,177
Series B 5.00%, 2/15/2018	125,000	144,020
Series E 5.00%, 2/15/2027	350,000	389,273
Series E 5.00%, 2/15/2040	500,000	528,795
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	291,462
5.00%, 6/15/2036	500,000	537,275
5.00%, 6/15/2041	250,000	265,653
Series A 5.25%, 12/15/2026	200,000	226,224
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	284,199
New York, State General Obligation Series C 4.50%, 2/1/2020	200,000	228,024
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	585,541

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

New York, State Local Government Assistance Corp. Revenue Series C 5.00%, 4/1/2018	$200,000	$232,534
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	220,774
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	592,325
New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2021	450,000	527,305
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	352,497
Series B 5.00%, 4/1/2029	300,000	320,802
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2024	500,000	527,440
Series A 4.00%, 3/15/2025	500,000	521,185
Series A 5.00%, 3/15/2016	250,000	277,490
5.00%, 12/15/2017	200,000	231,612
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	589,600
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	652,547

		30,547,455

PUERTO RICO — 1.2%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	1,000,000	248,320
Series C Zero Coupon, 8/1/2038 (b)	500,000	116,330

		364,650

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $31,411,751)		30,912,105

	Shares
SHORT TERM INVESTMENT — 1.9%
MONEY MARKET FUND — 1.9%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $610,406)	610,406	610,406

TOTAL INVESTMENTS — 99.0% (f)
(Cost $32,022,157)		31,522,511
OTHER ASSETS & LIABILITIES — 1.0%		326,806

NET ASSETS — 100.0%		$31,849,317

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	0.69%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,351,900
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	882,062
Series A 5.00%, 5/1/2016	4,335,000	4,795,420
Series A 5.00%, 3/1/2017	1,000,000	1,129,940

		12,159,322

ALASKA — 0.1%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	1,250,000	1,405,213
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,122,480

		2,527,693

ARIZONA — 0.6%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	342,945
Series A 5.00%, 7/1/2017	1,775,000	2,029,091
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	547,770
Series A 4.00%, 12/1/2017	1,310,000	1,459,956
Arizona, State Transportation Board Revenue Series A 5.00%, 7/1/2018	2,410,000	2,788,008
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,500,330
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue 4.00%, 7/1/2018 (a)	2,200,000	2,429,680

		12,097,780

ARKANSAS — 0.9%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	17,470,000	18,180,505

CALIFORNIA — 9.9%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,100,847
Series M 4.00%, 5/1/2015	6,640,000	7,049,754
Series M 4.00%, 5/1/2016	5,710,000	6,203,058
Series M 5.00%, 5/1/2014	550,000	571,544
Series L 5.00%, 5/1/2015	6,000,000	6,479,160
Series M 5.00%, 5/1/2016	6,925,000	7,715,904
Series L 5.00%, 5/1/2017	1,510,000	1,723,408
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	5,069,567
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,388,495
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,656,194
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,497,200
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,635,463
Series A 5.00%, 7/1/2015	1,540,000	1,674,781
Series C 5.00%, 1/1/2016	4,000,000	4,377,600
Series A 5.00%, 7/1/2018	450,000	524,102
Series A 5.00%, 7/1/2018	2,580,000	3,004,849
Los Angeles, CA, General Obligation:
Series A 2.50%, 9/1/2014	8,825,000	9,055,068
Series A 5.00%, 9/1/2016	10,000,000	11,274,800
Series A 5.00%, 9/1/2017	13,230,000	15,235,271
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,358,815
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,727,675
Series D 4.00%, 7/1/2017	750,000	831,353
Series I 5.00%, 7/1/2014	2,000,000	2,094,500
5.00%, 7/1/2017	1,000,000	1,147,350
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	1,000,000	1,161,500
Northern California Power Agency Revenue, Hydroelectric No. 1, Revenue Series C 5.00%, 7/1/2014 (b)	1,500,000	1,566,420
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	545,465
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	11,157,000
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue 5.00%, 5/15/2015	2,165,000	2,344,500
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	941,019
Series D 5.00%, 11/1/2015	1,925,000	2,121,908
Series D 5.00%, 11/1/2015	3,435,000	3,774,584
Series A 5.00%, 10/1/2017	1,000,000	1,156,320
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,336,500
Series B 5.00%, 9/1/2016	5,260,000	5,864,216
San Francisco, CA, City & County, General Obligation Series A 5.00%, 6/15/2014	8,975,000	9,370,438

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2017	$8,170,000	$9,299,748
Southern California, Metropolitan Water District Revenue Series C 4.00%, 10/1/2015	1,040,000	1,120,163
Southern California, State Public Power Authority Revenue 5.00%, 7/1/2016	725,000	809,426
University of California, Revenue 5.00%, 5/15/2018	3,500,000	4,076,380

		191,042,345

COLORADO — 0.9%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	10,075,067
Colorado, State Higher Education Capital Construction Lease Program, Certificates of Participation 5.00%, 11/1/2016	2,085,000	2,329,633
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	3,997,368
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 5.00%, 4/1/2016	145,000	160,869

		16,562,937

CONNECTICUT — 3.7%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,717,875
Series D 5.00%, 1/1/2014	450,000	460,602
Series B 5.00%, 12/1/2014	975,000	1,038,755
Series F 5.00%, 12/1/2014	13,750,000	14,649,112
Series A 5.00%, 1/1/2015	12,750,000	13,599,277
Series C 5.00%, 12/1/2015	600,000	661,422
Series A 5.00%, 1/1/2016	490,000	539,319
Series D 5.00%, 12/1/2016	500,000	565,105
Series A 5.00%, 4/1/2017	950,000	1,079,533
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (c)	4,865,000	4,728,293
Series A-4 5.00%, 7/1/2049 (c)	5,000,000	5,355,750
Connecticut, State Special Tax Obligation Revenue:
Series B 3.00%, 12/1/2013	300,000	303,411
Series A 5.00%, 12/1/2014	3,750,000	3,995,213
5.00%, 11/1/2015	500,000	548,940
Series 1 5.00%, 2/1/2016	3,255,000	3,586,359
Series A 5.00%, 11/1/2016	2,650,000	2,983,980
Series 1 5.00%, 2/1/2017	1,000,000	1,129,300
Series B 5.00%, 1/1/2018	9,650,000	11,067,392
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	422,055

		70,431,693

DELAWARE — 1.1%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	229,945
Series A 5.00%, 7/1/2015	4,000,000	4,355,920
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2017	15,500,000	17,615,130

		22,200,995

DISTRICT OF COLUMBIA — 0.3%
District of Columbia, Income Tax Revenue:
Series A 4.00%, 12/1/2015	1,495,000	1,613,120
Series A 5.00%, 12/1/2016	2,000,000	2,264,720
Series D 5.00%, 12/1/2016	1,000,000	1,132,360

		5,010,200

FLORIDA — 4.2%
Florida, State Board of Education, General Obligation:
Series B 5.00%, 6/1/2014	500,000	521,835
Series D 5.00%, 6/1/2017	8,210,000	9,374,753
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	8,453,809
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2014	2,000,000	2,091,020
Series A 5.00%, 7/1/2015	5,000,000	5,372,300
Series A 5.00%, 7/1/2016	20,145,000	22,059,178
Jacksonville, FL, Special Tax Revenue:
5.00%, 10/1/2014	9,120,000	9,656,712
Series B 5.00%, 10/1/2015	7,705,000	8,426,958
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2015	1,000,000	1,094,640
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (b)	7,510,000	8,113,879
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	151,385
Series B 5.00%, 10/1/2014 (b)	3,250,000	3,440,417
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,606,417

		80,363,303

GEORGIA — 3.9%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,307,600
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,430,000	2,728,210
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	202,786
Series B 4.00%, 1/1/2015	1,000,000	1,053,280
Series E-2 4.00%, 9/1/2016	4,400,000	4,828,472
Series B 4.00%, 1/1/2017	500,000	551,565
Series J-1 4.00%, 7/1/2017	500,000	556,100
Series J-2 4.00%, 11/1/2017	1,700,000	1,902,419

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Series G 5.00%, 11/1/2014	$6,535,000	$6,947,097
5.00%, 12/1/2014	500,000	533,435
Series A 5.00%, 1/1/2015	2,000,000	2,136,320
Series D 5.00%, 5/1/2015	600,000	649,290
Series E 5.00%, 7/1/2016	2,990,000	3,357,052
Series I 5.00%, 11/1/2016	7,480,000	8,485,761
Series F 5.00%, 12/1/2016	4,790,000	5,448,242
Series A 5.00%, 7/1/2017	5,000,000	5,755,750
Series A 5.00%, 1/1/2018	5,000,000	5,807,500
Georgia, State Road & Tollway Authority Revenue:
Series A 5.00%, 3/1/2014	500,000	515,880
Series A 5.00%, 3/1/2016	4,590,000	5,079,845
Series A 5.00%, 6/1/2016	2,000,000	2,217,980
Series A 5.00%, 6/1/2017	1,040,000	1,180,722
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,496,680
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2015	1,325,000	1,425,581
Series A 4.00%, 10/1/2016	5,000,000	5,487,700
Series A 4.50%, 10/1/2017	1,150,000	1,305,031

		74,960,298

HAWAII — 0.6%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	251,670
Series DT 4.00%, 11/1/2014	2,000,000	2,098,800
Series DY 5.00%, 2/1/2015	1,000,000	1,070,300
Series EA 5.00%, 12/1/2016	1,965,000	2,223,692
Honolulu, HI, City & County General Obligation:
Series B 5.25%, 7/1/2014 (b)	3,875,000	4,066,929
5.25%, 7/1/2016 (b)	2,250,000	2,529,270

		12,240,661

ILLINOIS — 1.8%
Chicago, IL, Water Revenue 5.00%, 11/1/2014 (b)	1,500,000	1,590,450
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2016	1,755,000	1,948,559
Series D 5.00%, 11/15/2017	4,160,000	4,690,400
Illinois, State Sales Tax Revenue:
Series B 3.00%, 6/15/2014	1,675,000	1,719,655
3.00%, 6/15/2016	2,000,000	2,114,180
5.00%, 6/15/2015	2,575,000	2,789,060
5.00%, 6/15/2018	1,895,000	2,194,562
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,625,000	1,818,521
Series B 5.00%, 6/15/2017	10,000,000	11,302,200
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (c)	5,000,000	5,112,400

		35,279,987

INDIANA — 0.5%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,338,488
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2014	5,000,000	5,289,100
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,193,940
Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	500,000	523,575

		9,345,103

IOWA — 0.2%
Iowa, State General Obligation:
Series A 5.00%, 6/1/2015	1,000,000	1,082,880
Series A 5.00%, 6/1/2017	2,585,000	2,948,554

		4,031,434

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue:
Series C 5.00%, 9/1/2015	1,500,000	1,642,515
Series A 5.00%, 9/1/2016	1,200,000	1,352,184
Kansas, State Development Finance Authority Revenue 5.00%, 3/1/2018	4,705,000	5,466,645

		8,461,344

KENTUCKY — 0.7%
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,879,027
Series A 5.00%, 2/1/2017	2,145,000	2,438,479
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	236,218
Series A 5.00%, 8/1/2016	4,690,000	5,202,805
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,261,527
5.00%, 7/1/2016	1,865,000	2,072,257

		13,090,313

MAINE — 0.0%
Maine, State General Obligation Series B 5.00%, 6/1/2017	165,000	188,409

MARYLAND — 6.2%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,110,880
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,209,000
5.00%, 8/1/2017	4,000,000	4,611,720
Series B 5.00%, 10/15/2017	1,000,000	1,153,200
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,462,918

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	$2,000,000	$2,227,820
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,724,519
5.00%, 3/15/2015	1,940,000	2,087,246
Series B 5.00%, 8/1/2015	285,000	311,288
Series C 5.00%, 3/1/2016	2,240,000	2,489,715
Series B 5.00%, 8/1/2016	4,875,000	5,488,275
Series E 5.00%, 8/1/2016	8,400,000	9,456,720
Series C 5.00%, 11/1/2016	1,025,000	1,162,822
5.00%, 3/1/2018	9,185,000	10,698,964
Series A 5.00%, 3/1/2018	20,000,000	23,296,600
Series B 5.25%, 8/15/2014	200,000	211,120
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2015	1,025,000	1,104,899
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	571,058
Series A 5.00%, 8/1/2015	15,150,000	16,540,770
Series A 5.00%, 7/1/2016	3,835,000	4,300,953
Series A 5.00%, 7/1/2016	5,000,000	5,591,700
Series A 5.00%, 7/1/2017	5,000,000	5,726,250
Prince George’s County, MD, General Obligation Series B 5.00%, 9/15/2014	500,000	528,315
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,943,216
5.00%, 6/1/2017	7,150,000	8,208,629

		119,218,597

MASSACHUSETTS — 3.6%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,924,473
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	4,826,563
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 4.00%, 7/1/2017	8,000,000	8,877,680
Series A 5.00%, 7/1/2015	1,000,000	1,089,190
Series B 5.00%, 7/1/2017	940,000	1,079,703
Massachusetts, State General Obligation:
Series C 4.00%, 12/1/2015	2,915,000	3,143,128
Series A 5.00%, 9/1/2014	1,500,000	1,581,645
Series C 5.00%, 1/1/2015	1,000,000	1,066,920
Series D 5.00%, 10/1/2015	7,000,000	7,669,060
Series B 5.00%, 7/1/2016	1,000,000	1,116,770
Series B 5.00%, 8/1/2016	8,900,000	9,964,796
Series A 5.00%, 3/1/2017	1,305,000	1,480,575
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 5.00%, 8/15/2013 (b)	160,000	160,923
Series B 5.00%, 8/15/2017	5,000,000	5,750,000
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,278,857
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,268,473
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,123,520

		70,402,276

MICHIGAN — 2.0%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,087,940
Series A 5.00%, 1/1/2016	100,000	110,039
Series A 5.00%, 7/1/2017	10,000,000	11,477,800
5.00%, 10/1/2017	1,800,000	2,078,154
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	23,462,551

		38,216,484

MINNESOTA — 3.2%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,925,425
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	642,318
Series F 4.00%, 8/1/2016	1,475,000	1,613,016
Series D 5.00%, 8/1/2014	2,825,000	2,970,290
Series A 5.00%, 6/1/2015	1,685,000	1,828,697
Series D 5.00%, 8/1/2015	7,675,000	8,374,576
Series A 5.00%, 10/1/2015	1,570,000	1,724,127
Series A 5.00%, 8/1/2016	400,000	449,540
Series D 5.00%, 8/1/2016	1,000,000	1,123,850
Series E 5.00%, 8/1/2016	1,550,000	1,741,967
Series A 5.00%, 10/1/2016	5,000,000	5,647,100
Series A 5.00%, 6/1/2017	1,000,000	1,145,990
Series A 5.00%, 8/1/2017	3,000,000	3,453,630
Series D 5.00%, 8/1/2017	5,340,000	6,147,461
Series E 5.00%, 8/1/2017	1,000,000	1,151,210
Series B 5.00%, 3/1/2018	10,000,000	11,405,100
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,714,840

		61,059,137

MISSOURI — 0.6%
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	1,975,000	2,292,086
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 5.00%, 5/1/2017	2,990,000	3,417,391
Series A 5.00%, 5/1/2018	4,525,000	5,257,507

		10,966,984

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	$2,000,000	$2,211,180
Series C 5.00%, 2/1/2018	1,000,000	1,158,120

		3,369,300

NEVADA — 0.6%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,977,504
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,103,206
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,616,220
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,220,102

		10,917,032

NEW HAMPSHIRE — 0.2%
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,581,109
New Hampshire, State Municipal Bond Bank Revenue Series A 5.00%, 8/15/2017	1,265,000	1,448,172

		3,029,281

NEW JERSEY — 1.2%
New Jersey, State General Obligation:
5.00%, 8/1/2014	13,000,000	13,662,740
Series A 5.00%, 6/15/2015	220,000	237,173
5.00%, 8/1/2015	2,445,000	2,659,891
Series Q 5.00%, 8/15/2016	4,850,000	5,426,325
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	265,578

		22,251,707

NEW MEXICO — 2.3%
Albuquerque, NM, Municipal School District No. 12, General Obligation Series A 3.00%, 8/1/2015	8,250,000	8,647,733
New Mexico, State Finance Authority Transportation Revenue:
Series A-1 5.00%, 12/15/2013	500,000	510,810
5.00%, 6/15/2017	2,000,000	2,288,160
5.00%, 6/15/2018	10,430,000	12,138,121
New Mexico, State General Obligation:
2.00%, 3/1/2016	5,625,000	5,794,819
5.00%, 3/1/2017	2,500,000	2,847,925
5.00%, 3/1/2018	1,000,000	1,160,400
New Mexico, State Severance Tax Revenue:
Series A-2 5.00%, 7/1/2015	1,000,000	1,087,100
Series B 5.00%, 7/1/2016	100,000	111,677
Series A 5.00%, 7/1/2018 (a)	8,470,000	9,842,648

		44,429,393

NEW YORK — 15.7%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,311,280
New York, NY, City Transitional Finance Authority Revenue:
5.00%, 11/1/2014	4,605,000	4,893,503
Series B 5.00%, 11/1/2014	6,450,000	6,854,092
Series C 5.00%, 11/1/2015	9,865,000	10,878,925
Series E 5.00%, 11/1/2015	5,000,000	5,513,900
Series E 5.00%, 11/1/2017	500,000	578,285
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	329,302
Series B 5.00%, 11/1/2014	285,000	303,092
5.00%, 11/1/2015	4,180,000	4,609,620
Sub-Series I-2 5.00%, 11/1/2015	835,000	920,821
Series A 5.00%, 11/1/2016	45,000	51,051
Series A 5.00%, 11/1/2016	1,455,000	1,646,536
Series C 5.00%, 11/1/2016	925,000	1,047,748
Series D 5.00%, 11/1/2016	5,000,000	5,663,500
Series B 5.00%, 11/1/2017	765,000	888,280
Series B 5.00%, 11/1/2017	15,000,000	17,348,550
Series B 5.00%, 11/1/2017	2,295,000	2,654,328
New York, NY, General Obligation:
Series F-1 3.00%, 3/1/2015	9,490,000	9,873,870
Series C 4.00%, 8/1/2014	4,000,000	4,158,680
Series B 4.00%, 8/1/2015	1,000,000	1,070,310
Series E 4.00%, 8/1/2015	450,000	481,640
Series A-1 5.00%, 8/1/2014	100,000	105,042
Series B 5.00%, 8/1/2014	115,000	120,798
5.00%, 6/1/2015	6,110,000	6,620,063
5.00%, 8/1/2015	3,000,000	3,272,790
Series B 5.00%, 8/1/2015	7,500,000	8,181,975
Series E 5.00%, 8/1/2015	3,250,000	3,545,523
Series I-1 5.00%, 8/1/2015	9,600,000	10,472,928
Series B 5.00%, 8/1/2016	5,000,000	5,596,550
Series B 5.00%, 8/1/2016	4,295,000	4,807,436
Series F 5.00%, 8/1/2016	1,455,000	1,628,596
5.00%, 3/1/2017	5,000,000	5,674,650
Series F-1 5.00%, 3/1/2017	3,500,000	3,972,255
Series H-1 5.00%, 3/1/2017	3,910,000	4,437,576
Series C 5.00%, 8/1/2017	425,000	487,071
Series D 5.00%, 8/1/2017	2,675,000	3,065,684
Series E 5.00%, 8/1/2017	2,950,000	3,380,848
Series E 5.00%, 8/1/2017	2,050,000	2,349,403
Series G 5.00%, 8/1/2017	2,320,000	2,658,836
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2015	6,525,000	7,164,515
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	5,375,000	6,094,229

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

New York, State Dormitory Authority:
4.00%, 5/15/2015	$950,000	$1,008,216
5.00%, 3/15/2014	320,000	330,806
Series E 5.00%, 2/15/2015	250,000	268,133
Series A 5.00%, 7/1/2015	1,000,000	1,086,680
Series A 5.00%, 2/15/2016	5,025,000	5,562,072
Series A 5.00%, 4/1/2016	3,190,000	3,541,889
5.00%, 6/15/2016	2,300,000	2,573,907
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2015	400,000	423,668
Series A 4.00%, 2/15/2016	500,000	540,535
Series C 5.00%, 3/15/2017	370,000	420,154
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 2.00%, 6/15/2014	500,000	508,585
New York, State Environmental Facilities Revenue:
4.00%, 8/15/2015	2,730,000	2,929,126
Series A 5.00%, 6/15/2015	825,000	896,610
5.00%, 6/15/2016	3,690,000	4,137,486
Series A 5.00%, 8/15/2016	1,595,000	1,798,155
Series A 5.00%, 12/15/2016	765,000	871,304
Series A 5.00%, 6/15/2017	8,000,000	9,166,000
New York, State General Obligation:
Series A 3.00%, 3/1/2015	13,245,000	13,792,018
Series I 5.00%, 8/1/2017	4,025,000	4,612,851
Series A-1 5.00%, 10/1/2017	5,175,000	5,953,837
Series C 5.00%, 4/15/2018	6,150,000	7,155,279
New York, State Local Government Assistance Corp. Revenue:
Series A 5.00%, 4/1/2015	3,200,000	3,448,608
Series B 5.00%, 4/1/2016	200,000	222,292
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 5.00%, 3/15/2017	3,490,000	3,963,069
Series A 5.00%, 3/15/2017	2,950,000	3,349,873
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2014	655,000	677,074
Series A-1 5.00%, 1/1/2015	7,390,000	7,881,065
Series A-2 5.00%, 1/1/2015	2,610,000	2,783,435
Series C 5.00%, 12/15/2015	390,000	431,367
Series B 5.00%, 1/1/2016	10,000,000	11,001,200
Series D 5.00%, 1/1/2016	2,075,000	2,282,749
Series A 5.00%, 3/15/2016	11,100,000	12,320,556
Series B-1 5.00%, 3/15/2017	605,000	687,008
5.00%, 12/15/2017	475,000	550,079
Series C 5.00%, 1/1/2018	450,000	513,995
Series D 5.25%, 1/1/2017	2,340,000	2,653,045
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	5,300,000	5,819,506
Series A 4.00%, 11/15/2017	2,300,000	2,557,577
Series B 5.00%, 11/15/2016	2,000,000	2,262,040
Series B 5.00%, 11/15/2017	3,350,000	3,866,771
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	504,745
Westchester County, NY, General Obligation 5.00%, 11/1/2016	600,000	680,886

		301,748,332

NORTH CAROLINA — 2.7%
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	599,891
Guilford County, NC, General Obligation Series A 5.00%, 3/1/2017	9,220,000	10,496,048
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,532,360
Series A 5.00%, 12/1/2017	2,200,000	2,551,934
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	4,400,000	5,008,960
North Carolina, State Annual Appropriation Revenue Series A 5.00%, 5/1/2016	1,190,000	1,323,435
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,672,780
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2015	1,125,000	1,221,165
Series A 5.00%, 3/1/2016	5,500,000	6,113,140
Series A 5.00%, 5/1/2016	4,745,000	5,248,966
Series A 5.00%, 3/1/2018	2,165,000	2,521,857
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,105,303
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	762,253
5.00%, 3/1/2015	1,000,000	1,075,210
5.00%, 3/1/2016	3,100,000	3,441,248

		52,674,550

OHIO — 3.2%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	126,070
Series A 5.00%, 6/1/2018	4,780,000	5,561,769
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,360,370
Series C 4.00%, 10/1/2016	3,000,000	3,250,500
Series B 5.00%, 10/1/2017	2,150,000	2,435,520
Ohio, State General Obligation:
Series C 5.00%, 9/15/2015	10,000,000	10,950,900
5.00%, 7/1/2016	3,225,000	3,609,710
Series A 5.00%, 9/15/2016	1,000,000	1,126,660
Series B 5.00%, 9/15/2016	1,080,000	1,216,793
Series C 5.00%, 9/15/2016	2,000,000	2,253,320
Series A 5.00%, 12/1/2016	2,830,000	3,202,569
Series A 5.00%, 9/15/2017	5,000,000	5,760,350

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	$1,000,000	$1,072,170
5.00%, 6/15/2015	475,000	514,587
Series 3 5.00%, 12/15/2016	12,930,000	14,510,951
Series 2008-1 6.00%, 6/15/2017	1,445,000	1,685,000
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	788,559

		61,425,798

OKLAHOMA — 0.7%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,577,462
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,114,151
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	952,116
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,891,432
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2017	5,000,000	5,633,650

		13,168,811

OREGON — 0.7%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2017	1,405,000	1,624,320
Oregon, State General Obligation Series J 5.00%, 5/1/2016	1,000,000	1,114,510
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,331,496
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,332,513

		13,402,839

PENNSYLVANIA — 4.3%
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,091,260
5.00%, 6/15/2015	5,000,000	5,426,850
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,220,000	5,714,960
Series A 5.00%, 7/1/2015	500,000	544,595
Pennsylvania, State General Obligation:
Series A 5.00%, 2/15/2015	1,000,000	1,071,860
5.00%, 7/1/2016	1,700,000	1,899,580
Series A 5.00%, 5/1/2017	2,000,000	2,278,640
5.00%, 6/1/2017	18,565,000	21,191,205
5.00%, 7/1/2017	4,000,000	4,575,960
5.00%, 7/1/2017	21,000,000	24,023,790
5.00%, 7/1/2018	4,185,000	4,865,397
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 6/15/2015	7,110,000	7,714,137
5.00%, 8/1/2017	2,000,000	2,273,320

		83,671,554

RHODE ISLAND — 0.3%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	4,995,000	5,282,512

SOUTH CAROLINA — 1.4%
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,207,006
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,120,000	16,119,281
5.00%, 3/1/2015	1,050,000	1,128,971
5.00%, 3/1/2016	5,000,000	5,557,400
South Carolina, State Public Service Authority Revenue Series B 5.00%, 12/1/2016	3,500,000	3,949,435

		27,962,093

TENNESSEE — 1.8%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2014	3,500,000	3,725,295
5.00%, 12/1/2017	7,475,000	8,618,675
Murfreesboro, TN, General Obligation 5.00%, 6/1/2014	1,605,000	1,674,786
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,058,850
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	3,119,928
Series D 5.00%, 7/1/2017	5,700,000	6,508,773
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,043,390
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,063,500
Tennessee, State General Obligation Series A 5.00%, 10/1/2016	125,000	141,221
Tennessee, State School Bond Authority:
4.00%, 5/1/2015	2,000,000	2,125,680
Series C 5.00%, 5/1/2017	1,050,000	1,174,131

		35,254,229

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

TEXAS — 6.3%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	$1,000,000	$1,110,200
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (b)	695,000	805,456
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (b)	4,000,000	4,448,160
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2015	600,000	662,184
Dallas, TX, General Obligation:
5.00%, 2/15/2017	4,190,000	4,761,390
Series A 5.00%, 2/15/2018	1,550,000	1,792,575
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (b)	2,000,000	2,165,380
5.00%, 8/15/2017 (b)	4,000,000	4,603,480
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,420,960
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,393,920
Series A 5.00%, 3/1/2016	5,000,000	5,533,600
Series A 5.00%, 3/1/2017	530,000	601,105
Series A 5.00%, 3/1/2017	1,035,000	1,173,856
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	5,151,158
Series E 5.00%, 11/15/2016	13,775,000	15,574,979
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,226,720
San Antonio, TX, Electric and Gas Revenue:
Series A 5.00%, 2/1/2014	200,000	205,504
Series D 5.00%, 2/1/2017	2,755,000	3,124,666
San Antonio, TX, General Obligation 5.00%, 2/1/2018	2,475,000	2,865,159
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	815,423
Series B 5.00%, 5/15/2016	1,000,000	1,115,460
Texas Tech, State University Revenue:
Series A 3.00%, 8/15/2016	1,500,000	1,593,255
5.00%, 2/15/2017	2,695,000	3,053,300
Texas, North East Independent School District, General Obligation 5.00%, 8/1/2018 (b)	10,000,000	11,678,300
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,837,300
Series A 5.00%, 10/1/2015	8,000,000	8,783,520
Series B 5.00%, 4/1/2016	1,700,000	1,891,454
5.00%, 10/1/2016	4,000,000	4,517,680
Series A 5.00%, 10/1/2016	2,110,000	2,383,076
Series A 5.00%, 10/1/2017	1,550,000	1,788,824
Series B 5.00%, 10/1/2017	3,535,000	4,079,673
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,204,984
Series A 5.00%, 7/1/2017	2,855,000	3,127,481
Texas, State University Revenue:
5.00%, 3/15/2015	500,000	537,950
5.00%, 3/15/2016	1,000,000	1,109,680
University of Texas, Revenue:
Series A 5.00%, 8/15/2015	3,100,000	3,386,440
Series A 5.00%, 8/15/2017	2,075,000	2,388,055
Series A 5.00%, 8/15/2018	220,000	256,723

		122,169,030

UTAH — 1.7%
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	754,045
Series A 5.00%, 7/1/2015	6,900,000	7,513,962
Series C 5.00%, 7/1/2015	800,000	871,184
Series A 5.00%, 7/1/2016	5,050,000	5,657,162
Series C 5.00%, 7/1/2018	15,425,000	18,005,448

		32,801,801

VIRGINIA — 2.8%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	10,413,252
Series A 5.00%, 4/1/2018	210,000	244,371
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,235,880
Virginia, State College Building Authority, Educational Facilities Revenue:
Series B 5.00%, 2/1/2015	3,450,000	3,693,087
Series A 5.00%, 9/1/2016	1,000,000	1,122,820
5.00%, 2/1/2017	1,000,000	1,131,930
5.00%, 2/1/2018	6,160,000	7,089,667
Virginia, State Public Building Authority, Building Revenue:
Series B 5.00%, 8/1/2014	1,500,000	1,576,140
Series B 5.00%, 8/1/2016	5,600,000	6,269,984
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	224,089
Series C 5.00%, 8/1/2018	460,000	534,272
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	543,520
5.00%, 5/15/2016	16,170,000	17,998,018

		53,077,030

WASHINGTON — 5.0%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,086,935
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,426,040
Series D 5.00%, 7/1/2014	850,000	889,993
5.00%, 7/1/2015	500,000	543,340
Series A 5.00%, 7/1/2017	4,195,000	4,804,324
Series A 5.00%, 7/1/2017	13,700,000	15,689,925

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Series B 5.00%, 7/1/2017	$100,000	$114,525
Series A 5.25%, 7/1/2016	1,960,000	2,206,372
Series A 5.25%, 7/1/2018	5,575,000	6,559,768
Energy Northwest, WA, Electricity Revenue Series A 5.00%, 7/1/2014	1,485,000	1,554,869
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	4,943,520
Seattle, WA, Municipal Light & Power Revenue:
Series B 5.00%, 2/1/2015	7,540,000	8,063,879
Series B 5.00%, 2/1/2018	1,000,000	1,151,400
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	971,970
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	479,880
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,664,912
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,201,880
Washington, Federal Highway Grant Anticipation Revenue Series F 5.00%, 9/1/2016	1,110,000	1,244,110
Washington, State General Obligation:
Series R 5.00%, 1/1/2015	10,500,000	11,197,725
Series R 5.00%, 7/1/2015	3,000,000	3,260,040
Series A 5.00%, 8/1/2015	4,110,000	4,477,475
5.00%, 7/1/2016	1,240,000	1,384,795
5.00%, 7/1/2017	13,900,000	15,889,785

		96,807,462

WISCONSIN — 2.1%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,445,397
Series N3 5.00%, 5/15/2016	2,590,000	2,887,487
Series N2 5.00%, 5/1/2017	10,000,000	11,401,200
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,950,000	2,138,292
Series A 5.00%, 5/1/2015	3,380,000	3,652,496
Series C 5.00%, 5/1/2015	10,000,000	10,806,200
Series C 5.00%, 5/1/2017	500,000	569,055
Series C 5.00%, 5/1/2017	470,000	534,155

		41,434,282

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,915,482,857)		1,912,914,836

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $1,846,267)	1,846,267	1,846,267

TOTAL INVESTMENTS — 99.3% (g)
(Cost $1,917,329,124)		1,914,761,103
OTHER ASSETS & LIABILITIES — 0.7%		12,704,160

NET ASSETS — 100.0%		$1,927,465,263

(a)	When-issued security.
(b)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	1.23%
	Assured Guaranty Municipal Corp.	1.03%
	Assured Guaranty Corp.	0.08%

(c)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 95.6%
ALASKA — 7.4%
Alaska, State Housing Finance Corp. Revenue:
Series A 0.04%, 12/1/2030 (a)	$500,000	$500,000
Series D 0.20%, 12/1/2041 (a)	615,000	615,000

		1,115,000

ARIZONA — 0.7%
Arizona, Health Facilities Authority Revenue Series E 0.07%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 8.9%
Pasadena, CA, Certificates Participation Series A 0.08%, 2/1/2035 (a)	400,000	400,000
Riverside, CA, Electric Revenue Series C 0.06%, 10/1/2035 (a)	150,000	150,000
Sacramento, CA, Transportation Authority 0.10%, 10/1/2038 (a)	600,000	600,000
Santa Clara, CA, Financing Authority Revenue Series M 0.07%, 5/15/2035 (a)	185,000	185,000

		1,335,000

COLORADO — 10.0%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.24%, 12/1/2030 (a)	400,000	400,000
Colorado, Educational & Cultural Facilities Authority 0.06%, 7/1/2033 (a)	500,000	500,000
Southern UTE Indian Tribe Reservation Co. Zero Coupon, 4/1/2040 (a)(b)	600,000	600,000

		1,500,000

DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue Series A Zero Coupon, 1/1/2029 (a)	150,000	150,000

ILLINOIS — 3.3%
Illinois, State Finance Authority Revenue 0.40%, 11/15/2037 (a)(c)	500,000	500,000

LOUISIANA — 4.2%
St. James Parish, LA, Revenue Series A-1 0.33%, 11/1/2040 (a)	630,000	630,000

MARYLAND — 3.3%
Maryland, State Economic Development Corp. Revenue 0.13%, 5/1/2036 (a)	500,000	500,000

MASSACHUSETTS — 3.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.07%, 7/1/2021 (a)	500,000	500,000

NEBRASKA — 0.7%
Nebraska, Central Plains Energy Project Revenue 0.06%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 0.7%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.06%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 15.8%
New York, NY, City Municipal Water Finance Authority Revenue Series F-2 0.06%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.40%, 11/1/2022 (a)	525,000	525,000
New York, NY, Metropolitan Transportation Authority Revenue 0.08%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series B-3 0.09%, 1/1/2032 (a)	390,000	390,000
New York, State Housing Finance Agency:
Series A 0.09%, 11/1/2036 (a)	350,000	350,000
Series A 0.09%, 11/1/2037 (a)	600,000	600,000

		2,365,000

NORTH CAROLINA — 8.5%
Charlotte, NC, Water & Sewer System Revenue Series C 0.07%, 6/1/2025 (a)	600,000	600,000
New Hanover, NC, Hospital Revenue 0.32%, 10/1/2026 (a)(c)	580,000	580,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.08%, 12/1/2028 (a)	100,000	100,000

		1,280,000

OHIO — 4.0%
Ohio, State University Series E 0.05%, 6/1/2035 (a)	600,000	600,000

PENNSYLVANIA — 8.0%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.30%, 6/1/2042 (a)	600,000	600,000
Pittsburgh, PA, Water & Sewer Authority 0.25%, 9/1/2033 (a)(c)	600,000	600,000

		1,200,000

SOUTH CAROLINA — 3.9%
Rock Hill, SC, Combined Utility System Revenue Series B 0.20%, 1/1/2033 (a)(c)	580,000	580,000

TENNESSEE — 4.0%
Clarksville, TN, Public Building Authority Revenue:
0.12%, 6/1/2024 (a)	100,000	100,000
0.12%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.12%, 9/1/2029 (a)	400,000	400,000

		600,000

See accompanying notes to financial statements.

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

VIRGINIA — 4.6%
Montgomery County, VA, Industrial Development Authority Revenue 0.05%, 2/1/2039 (a)	$500,000	$500,000
Norfolk Redevelopment & Housing Authority Revenue 0.15%, 7/1/2034 (a)	195,000	195,000

		695,000

WASHINGTON — 3.3%
Washington, Health Care Facilities Authority Revenue Series C 0.09%, 10/1/2042 (a)	500,000	500,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $14,350,000)		14,350,000

	Shares
SHORT TERM INVESTMENT — 8.4%
MONEY MARKET FUND — 8.4%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $1,255,247)	1,255,247	1,255,247

TOTAL INVESTMENTS — 104.0% (g)
(Cost $15,605,247)		15,605,247
OTHER ASSETS & LIABILITIES — (4.0)%		(599,804)

NET ASSETS — 100.0%		$15,005,443

(a)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 4.0% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	15.06%

(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 1.8%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (a)	$1,500,000	$1,396,515
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	994,020
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	2,000,000	1,623,920

		4,014,455

ALASKA — 0.4%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	418,980
Series A 5.00%, 6/1/2046	500,000	387,595

		806,575

ARIZONA — 4.6%
Arizona, AZ, Health Facilities Authority, Hospital Revenue:
Series B 4.00%, 2/1/2022	1,000,000	1,026,630
Series A 5.00%, 2/1/2042	1,000,000	987,960
Arizona, AZ, School Facilities Board Revenue 5.00%, 7/1/2018 (a)	1,000,000	1,121,780
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,025,625
Phoenix, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2032	250,000	248,040
7.50%, 7/1/2042	500,000	502,590
Series A 7.50%, 7/1/2042	1,000,000	1,005,380
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	2,000,000	1,781,760
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,032,680
Salt Verde, AZ, Financial Corp. Senior Gas Revenue 5.00%, 12/1/2037	530,000	524,085
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	715,274

		9,971,804

CALIFORNIA — 18.8%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	990,000	922,898
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,687,100
Series A 5.00%, 6/1/2045	1,000,000	1,018,880
Series A-1 5.13%, 6/1/2047	1,860,000	1,439,175
Series A-1 5.75%, 6/1/2047	4,085,000	3,486,098
California, Health Facilities Financing Authority Revenue:
Series A 5.00%, 11/15/2034	500,000	496,080
Series A 5.00%, 4/1/2037 (a)	1,000,000	1,008,440
5.00%, 8/15/2039	950,000	981,321
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (b)	1,000,000	884,970
California, State General Obligation:
5.00%, 9/1/2035	600,000	611,232
5.60%, 3/1/2036	650,000	701,194
California, State Municipal Finance Authority, Mobile Home Park Revenue Series A 5.50%, 8/15/2047	435,000	432,977
California, State Public Works Board, Lease Revenue:
Series B 4.00%, 3/1/2017 (a)	425,000	464,857
4.00%, 6/1/2027	965,000	938,414
Series C 5.00%, 9/1/2036	500,000	512,915
Series G 5.00%, 11/1/2037	1,000,000	1,027,740
Subseries I 6.63%, 11/1/2034	525,000	537,007
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	669,765
California, Statewide Communities Development Authority Revenue:
Series A 4.88%, 11/15/2036	550,000	492,734
5.00%, 8/15/2047	330,000	331,914
Series A 5.13%, 7/15/2031	500,000	451,520
Series A 5.25%, 7/1/2030	795,000	809,684
Series A 6.00%, 10/1/2047	2,000,000	2,028,940
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	510,709
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	94,380
Daly City, CA, Housing Development Finance Agency, Mobile Home Park Revenue Series A 5.00%, 12/15/2047	490,000	478,622
Hesperia, CA, Public Financing Authority, Tax Allocation:
Series A 5.50%, 9/1/2022	1,000,000	1,008,070
Series A 5.50%, 9/1/2032	465,000	430,209
Independent Cities, CA, Finance Authority, Mobile Home Park Revenue Series A 5.00%, 5/15/2039	250,000	246,770
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue Series A 7.13%, 12/1/2024 (c)	500,000	502,485

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	$1,000,000	$1,106,440
Murrieta, CA, Public Financing Authority Special Tax 4.00%, 9/1/2034	235,000	200,530
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	166,806
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,058,340
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(d)	500,000	368,560
6.50%, 9/1/2028	1,000,000	1,039,850
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,012,300
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	447,376
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	989,340
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	481,005
5.00%, 9/1/2034	1,000,000	980,730
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,334,365
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	824,370
Series A1 5.13%, 6/1/2046	2,690,000	2,159,559
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	882,690
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,225,822
West Contra Costa, CA, Healthcare District, Certificates of Participation 5.75%, 7/1/2037	515,000	546,858

		41,032,041

COLORADO — 6.1%
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	1,000,000	925,520
Series A 5.90%, 8/1/2037	1,000,000	944,310
Series A 7.75%, 8/1/2039	485,000	517,810
Colorado, State Educational & Cultural Facilities Authority Revenue 5.13%, 12/1/2039	350,000	346,237
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	942,140
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	496,475
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,007,110
Harvest Junction, CO, Metropolitan District, General Obligation 5.00%, 12/1/2030	770,000	717,355
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	956,530
Series A 6.75%, 12/1/2039	1,000,000	951,590
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	474,820
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	915,810
Public Authority for Colorado, State Natural Gas Purchase Revenue:
6.25%, 11/15/2028	1,145,000	1,324,044
6.50%, 11/15/2038	1,035,000	1,235,097
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,414,166
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	120,830

		13,289,844

CONNECTICUT — 0.7%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	1,000,000	1,084,310
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	500,000	479,650

		1,563,960

DISTRICT OF COLUMBIA — 0.9%
District of Columbia, Student Dorm Revenue 5.00%, 10/1/2045	1,000,000	917,760
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	1,000,000	1,088,090

		2,005,850

FLORIDA — 6.6%
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	990,000	983,624
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,064,180
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	435,935
Series A 7.50%, 6/15/2033	500,000	542,965

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	$1,000,000	$1,015,270
Guam Power Authority Revenue Series A 7.38%, 11/15/2019	300,000	306,552
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,036,530
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	459,900
Lakeland, FL, Educational Facilities Revenue Series A 5.00%, 9/1/2037	170,000	169,045
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	472,095
5.75%, 11/1/2042	500,000	468,495
Lee County, FL, Industrial Development Authority, Revenue Series A 5.38%, 6/15/2037	1,000,000	930,660
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	720,000	673,236
Martin County, FL, Health Facilities Authority, Revenue Series B 5.00%, 11/15/2028	2,000,000	2,017,780
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	1,000,000	965,290
Pinellas County, FL, Educational Facilities Authority Revenue 5.25%, 10/1/2030	1,000,000	1,021,990
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	463,520
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	758,700
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (d)	65,000	48,131
Series A-3 Zero Coupon, 5/1/2040 (d)	195,000	117,794
Series A-4 Zero Coupon, 5/1/2040 (d)	85,000	38,049
Series 1 6.65%, 5/1/2040	15,000	7,548
Series 2 6.65%, 5/1/2040	470,000	178,285
Series 3 6.65%, 5/1/2040 (e)	120,000	1
Series A-1 6.65%, 5/1/2040	200,000	196,430

		14,372,005

GEORGIA — 0.9%
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	1,990,000	1,864,351

GUAM — 1.0%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,064,760
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	1,014,140
Guam, Power Authority Revenue Series A 5.00%, 10/1/2034	160,000	162,837

		2,241,737

HAWAII — 1.0%
Hawaii Housing Finance & Development Corp., Multifamily Revenue Series A 5.00%, 5/1/2034	605,000	615,733
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	1,057,190
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	480,000	444,254

		2,117,177

ILLINOIS — 4.5%
Chicago, IL, Board of Education, General Obligation Series A 5.50%, 12/1/2026 (a)	1,500,000	1,664,805
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,017,280
Illinois, State Finance Authority Revenue:
4.25%, 5/15/2043	430,000	355,932
5.00%, 5/15/2043	675,000	647,683
5.75%, 5/15/2046	2,000,000	1,942,140
6.13%, 5/15/2027	1,000,000	1,055,010
7.13%, 2/1/2034	1,000,000	1,071,290
7.13%, 2/15/2039	1,100,000	1,167,540
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (c)	500,000	429,860
Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	500,000	566,770

		9,918,310

INDIANA — 2.1%
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,063,360
6.00%, 12/1/2026	550,000	562,771
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,000,000	988,810
Indiana, State Finance Authority, Midwestern Disaster Relief Revenue Series A 5.00%, 6/1/2039	1,000,000	957,940

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	$1,000,000	$1,007,640

		4,580,521

IOWA — 1.2%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	500,000	401,130
5.00%, 12/1/2019	1,000,000	994,540
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,155,923

		2,551,593

KANSAS — 1.6%
Burlington, KS, Environment Improvement Revenue 4.65%, 9/1/2035 (f)	1,000,000	1,008,540
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	455,000	435,776
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,015,170
Overland Park, KS, Development Corp., Revenue 5.25%, 1/1/2032 (a)	1,000,000	1,000,790

		3,460,276

LOUISIANA — 2.1%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,136,426
Louisiana, Public Facilities Authority 6.50%, 7/1/2036	1,000,000	943,450
Louisiana, Public Facilities Authority, Hospital Revenue 5.00%, 7/1/2042	465,000	465,665
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	1,000,000	1,002,490
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	534,995
New Orleans, LA, General Obligation 5.00%, 12/1/2033	500,000	507,870

		4,590,896

MAINE — 0.2%
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,216

MARYLAND — 0.2%
Maryland, State Economic Development Corp., Student Housing Revenue 5.00%, 6/1/2030	350,000	349,591

MASSACHUSETTS — 0.9%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	1,000,000	883,010
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	995,000	941,559
Series A 5.50%, 1/1/2016 (a)	250,000	250,067

		2,074,636

MICHIGAN — 2.6%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	1,000,000	821,480
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	948,944
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	865,000	886,928
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	495,000	537,837
Michigan, State Public Power Agency Revenue Series A 5.00%, 1/1/2043	1,000,000	1,011,050
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	590,000	590,077
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	898,040

		5,694,356

MINNESOTA — 0.8%
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	934,960
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	835,000	897,884

		1,832,844

MISSISSIPPI — 0.5%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	989,710

MISSOURI — 0.7%
Bridgeton Industrial Development Authority 4.50%, 5/1/2028	500,000	455,855
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	240,130
6.00%, 5/1/2042	435,000	394,253

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

University Place, MO, Transportation Development District, Special Assessment & Sales Tax Revenue 5.00%, 3/1/2032	$500,000	$441,180

		1,531,418

NEBRASKA — 0.8%
Central Plains Energy Project, NE, Natural Gas Revenue:
5.00%, 9/1/2032	500,000	501,790
5.00%, 9/1/2042	1,185,000	1,167,024

		1,668,814

NEVADA — 0.9%
Clark County, NV, Industrial Development Revenue Series A 4.85%, 10/1/2035 (a)	1,000,000	1,000,500
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (b)	1,000,000	991,610

		1,992,110

NEW HAMPSHIRE — 0.4%
New Hampshire Health & Education Facilities Authority 2.25%, 7/1/2019	830,000	801,348

NEW JERSEY — 5.4%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	490,964
New Jersey, Economic Development Authority, Revenue:
4.25%, 6/15/2027	500,000	470,830
5.00%, 9/1/2017	400,000	456,152
5.00%, 3/1/2026	900,000	988,506
5.00%, 6/15/2028	500,000	506,115
5.25%, 9/15/2029	1,050,000	984,491
7.10%, 11/1/2031 (c)	1,000,000	999,960
New Jersey, Educational Facilities Authority, Revenue:
Series A 3.50%, 7/1/2025	540,000	492,124
Series B 4.00%, 7/1/2023	500,000	526,295
New Jersey, Health Care Facilities Financing Authority, Revenue 4.00%, 7/1/2026	1,175,000	1,129,962
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	889,940
Series 1A 4.75%, 6/1/2034	1,000,000	796,480
Series 1A 5.00%, 6/1/2029	1,020,000	887,859
Series 1A 5.00%, 6/1/2041	2,860,000	2,279,620

		11,899,298

NEW MEXICO — 1.0%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032	500,000	407,320
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	1,721,760

		2,129,080

NEW YORK — 4.5%
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.25%, 4/1/2035	135,000	126,986
Build NYC Resource Corp. 5.00%, 4/1/2033	120,000	119,394
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	1,000,000	1,018,780
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	548,315
Liberty, NY, Development Corporation Revenue 5.25%, 10/1/2035	1,115,000	1,187,821
New York City Industrial Development Agency:
4.75%, 1/1/2042 (a)	600,000	514,140
7.50%, 8/1/2016	1,000,000	1,051,180
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (a)	100,000	103,395
5.00%, 1/1/2031 (a)	1,000,000	948,550
5.00%, 9/1/2035	1,000,000	996,610
5.75%, 10/1/2037	1,000,000	419,970
Series A 8.50%, 8/1/2028 (c)	500,000	549,425
Syracuse, NY, Industrial Development Agency Revenue Series A 5.00%, 1/1/2036	1,000,000	968,490
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	530,000	442,126
Series 1 5.13%, 6/1/2042	1,000,000	804,650

		9,799,832

NORTH CAROLINA — 0.2%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue 5.00%, 5/1/2032	500,000	495,750

OHIO — 6.3%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	1,031,768
Series A-2 5.38%, 6/1/2024	1,000,000	912,920
Series A-2 5.75%, 6/1/2034	2,000,000	1,633,180
Series A-2 5.88%, 6/1/2030	2,000,000	1,691,160
Series A-2 5.88%, 6/1/2047	1,500,000	1,209,300
Series A-2 6.00%, 6/1/2042	2,110,000	1,759,466
Series A-3 6.25%, 6/1/2037 (f)	1,000,000	861,890
Series A-2 6.50%, 6/1/2047	2,000,000	1,761,720
Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	790,000	897,827
6.75%, 6/1/2024	1,000,000	916,920

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	$1,000,000	$1,038,580

		13,714,731

OKLAHOMA — 1.4%
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	923,710
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,101,885
Tulsa, OK, Municipal Airport Trust Trustees, Revenue 6.25%, 6/1/2020	1,000,000	1,002,500

		3,028,095

OREGON — 0.4%
Oregon State Facilities Authority Series A 5.00%, 10/1/2031 (g)	1,000,000	926,470

PENNSYLVANIA — 2.4%
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	557,534
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	409,370
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,020,887
Pennsylvania Higher Educational Facilities Authority 5.00%, 1/1/2027	575,000	612,145
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	513,851
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 10/1/2044	180,000	167,890
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,038,971
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	885,450

		5,206,098

PUERTO RICO — 3.3%
Puerto Rico Commonwealth, General Obligation:
Series A 5.00%, 7/1/2022	1,000,000	947,500
Series A 5.75%, 7/1/2041	1,725,000	1,622,431
Puerto Rico, Electric Power Authority Revenue Series XX 5.25%, 7/1/2040	1,000,000	915,250
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 10/1/2042	1,040,000	928,741
5.38%, 4/1/2042	1,000,000	900,910
Puerto Rico, Sales Tax Financing Corp. Revenue Series A 5.38%, 8/1/2039	1,000,000	996,470
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043	1,000,000	991,250

		7,302,552

TENNESSEE — 0.5%
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	339,868
Tennessee, State Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	725,000	788,684

		1,128,552

TEXAS — 4.9%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	819,551
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,115,160
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., Revenue 6.00%, 11/1/2014 (c)	1,000,000	1,124,990
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	270,000	273,370
Series A 6.00%, 8/15/2028	230,000	233,117
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	736,395
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,032,950
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	225,000	221,771
North Texas, Tollway Authority Revenue Series B 5.25%, 1/1/2052	500,000	512,745
Northpointe, TX, Water Control & Improvement District, General Obligation:
Series A 3.70%, 9/1/2034	580,000	498,232
Series A 3.70%, 9/1/2037	710,000	593,226
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (f)	1,000,000	129,990
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,000,000	999,980
Texas, State Transportation Commission, Turnpike System Revenue:
Series A 4.00%, 8/15/2038	1,000,000	851,400
Series A 5.00%, 8/15/2041	475,000	476,007

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	$1,000,000	$1,129,150

		10,748,034

UTAH — 0.9%
Spanish Fork City Ut Chrt Sch Spaedu 5.55%, 11/15/2021	1,000,000	1,003,900
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	984,430

		1,988,330

VIRGIN ISLANDS — 0.6%
Virgin Islands, Public Finance Authority Revenue:
5.00%, 10/1/2025	500,000	524,690
5.00%, 10/1/2031	800,000	816,400

		1,341,090

VIRGINIA — 2.0%
Chesapeake, VA, Expressway Toll Road Revenue Series A 5.00%, 7/15/2047	1,000,000	945,170
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,068,777
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	457,450
5.00%, 1/1/2040	900,000	803,124
5.50%, 1/1/2042	1,250,000	1,191,325

		4,465,846

WASHINGTON — 1.2%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	640,423
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	365,425
Washington, Health Care Facilities Authority Revenue:
4.75%, 12/1/2031	1,000,000	911,610
5.00%, 12/1/2042	320,000	295,913
Washington, State Higher Education Facilities Authority Revenue 5.25%, 10/1/2046	500,000	505,425

		2,718,796

WISCONSIN — 1.7%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	921,140
Public Finance Authority, WI, Public Facilities Revenue:
5.00%, 4/1/2022	535,000	527,135
5.00%, 7/1/2042	1,000,000	941,710
Series A 6.20%, 10/1/2042	325,000	305,416
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,059,480

		3,754,881

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $221,542,496)		216,490,873

	Shares
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Tax Free Money Market Fund 0.00% (h)(i)(j) (Cost $840,176)	840,176	840,176

TOTAL INVESTMENTS — 99.4% (k)
(Cost $222,382,672)		217,331,049
OTHER ASSETS & LIABILITIES — 0.6%		1,355,410

NET ASSETS — 100.0%		$218,686,459

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	3.32%
	National Public Finance Guarantee Corp.	2.46%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Non-income producing security.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(f)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(g)	When-issued security.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Value is determined based on Level 1 inputs. (Note 2)
(k)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.6%
ARIZONA — 0.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$440,000	$448,857
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	225,000	236,997

		685,854

CALIFORNIA — 28.6%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	800,000	1,019,024
California, State General Obligation:
5.70%, 11/1/2021	220,000	251,394
6.65%, 3/1/2022	370,000	437,869
7.30%, 10/1/2039	2,395,000	3,090,556
7.35%, 11/1/2039	485,000	629,525
7.50%, 4/1/2034	115,000	149,072
7.55%, 4/1/2039	245,000	328,065
7.63%, 3/1/2040	285,000	382,803
7.70%, 11/1/2030	45,000	54,198
7.95%, 3/1/2036	930,000	1,103,640
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	290,000	369,785
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	345,000	405,603
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	420,000	469,711
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	170,000	202,915
7.62%, 8/1/2040	445,000	546,442
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	205,000	252,255
6.75%, 8/1/2049	615,000	767,717
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	200,000	238,728
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	45,000	49,469
6.17%, 7/1/2040	115,000	128,901
6.57%, 7/1/2045	780,000	991,825
6.60%, 7/1/2050	540,000	678,046
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	335,000	393,451
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	1,100,000	1,183,589
5.76%, 7/1/2029	40,000	43,555
6.76%, 7/1/2034	275,000	337,183
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	350,000	445,669
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	365,000	399,602
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	370,000	433,825
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	50,000	58,499
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	1,170,000	1,358,089
6.79%, 4/1/2030	445,000	537,502
6.92%, 4/1/2040	405,000	507,169
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	285,000	323,159
6.00%, 11/1/2040	250,000	284,287
6.95%, 11/1/2050	460,000	589,058
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	390,000	430,930
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	400,000	468,244
University of California, Revenue:
5.77%, 5/15/2043	240,000	264,247
5.95%, 5/15/2045	700,000	777,469
6.27%, 5/15/2031	155,000	169,427
6.55%, 5/15/2048	310,000	370,066
6.58%, 5/15/2049	465,000	551,453

		22,474,016

COLORADO — 1.5%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	255,000	299,875
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	345,000	402,015
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	165,000	178,076
Denver, CO, General Obligation 5.65%, 8/1/2030	235,000	270,967

		1,150,933

CONNECTICUT — 1.1%
Connecticut, State General Obligation:
5.09%, 10/1/2030	315,000	326,091
5.63%, 12/1/2029	225,000	257,231
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	280,000	298,872

		882,194

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

DISTRICT OF COLUMBIA — 1.4%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	$280,000	$313,329
5.59%, 12/1/2034	205,000	233,591
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	110,000	122,301
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	405,000	469,436

		1,138,657

GEORGIA — 3.7%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	1,345,000	1,451,067
6.66%, 4/1/2057	1,095,000	1,168,058
7.06%, 4/1/2057	30,000	29,541
Georgia, State General Obligation 4.50%, 11/1/2025	255,000	279,220

		2,927,886

ILLINOIS — 5.6%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	280,000	277,942
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	555,000	647,052
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	310,000	364,690
6.85%, 1/1/2038	350,000	382,651
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	555,000	598,734
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	165,000	198,218
Chicago, IL, Water Revenue 6.74%, 11/1/2040	60,000	74,548
Cook County, IL, General Obligation 6.23%, 11/15/2034	360,000	362,963
Illinois, State General Obligation:
6.73%, 4/1/2035	485,000	504,846
7.35%, 7/1/2035	265,000	292,006
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	250,000	283,563
6.18%, 1/1/2034	385,000	450,400

		4,437,613

INDIANA — 0.4%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	240,000	285,780

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	175,000	180,565

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	250,000	306,758

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	205,000	224,231

MARYLAND — 0.7%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	520,000	575,942

MASSACHUSETTS — 2.3%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	630,918
Series D 4.50%, 8/1/2031	15,000	14,845
4.91%, 5/1/2029	200,000	215,846
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	320,000	350,403
5.72%, 8/15/2039	340,000	387,593
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	230,000	244,329

		1,843,934

MICHIGAN — 0.3%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	200,000	246,076

MISSOURI — 0.8%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	50,000	54,764
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	113,740
5.96%, 11/1/2039	385,000	436,998

		605,502

NEVADA — 0.9%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	15,000	19,472
6.88%, 7/1/2042	345,000	384,709
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	255,000	266,641

		670,822

NEW JERSEY — 5.9%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	535,000	584,466
6.10%, 12/15/2028	485,000	542,725
6.56%, 12/15/2040	40,000	45,132
6.88%, 12/15/2039	215,000	238,805

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	$2,220,000	$2,857,961
Rutgers University, Revenue 5.67%, 5/1/2040	325,000	364,110

		4,633,199

NEW YORK — 16.0%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	550,000	590,392
5.72%, 6/15/2042	365,000	407,840
5.75%, 6/15/2041	440,000	493,249
5.79%, 6/15/2041	345,000	380,476
5.88%, 6/15/2044	30,000	34,299
5.95%, 6/15/2042	155,000	178,467
6.01%, 6/15/2042	420,000	487,901
6.28%, 6/15/2042	135,000	153,980
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	35,000	38,439
5.57%, 11/1/2038	520,000	592,316
5.77%, 8/1/2036	315,000	362,278
6.83%, 7/15/2040	265,000	330,132
New York, NY, General Obligation:
5.21%, 10/1/2031	395,000	418,159
5.52%, 10/1/2037	355,000	383,162
5.85%, 6/1/2040	75,000	84,900
Series G-1 5.97%, 3/1/2036	330,000	372,616
5.99%, 12/1/2036	365,000	413,669
6.25%, 6/1/2035	335,000	383,391
6.27%, 12/1/2037	435,000	511,921
6.65%, 12/1/2031	105,000	120,095
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	290,000	320,885
6.09%, 11/15/2040	300,000	348,966
6.55%, 11/15/2031	240,000	279,586
6.65%, 11/15/2039	245,000	296,952
6.67%, 11/15/2039	300,000	358,617
6.69%, 11/15/2040	315,000	379,575
6.81%, 11/15/2040	570,000	687,329
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	745,000	998,069
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	79,643
5.39%, 3/15/2040	190,000	203,613
5.43%, 3/15/2039	25,000	27,434
5.50%, 3/15/2030	370,000	412,576
5.60%, 3/15/2040	435,000	482,023
5.63%, 3/15/2039	60,000	66,706
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	545,000	582,202
Series C 5.84%, 3/15/2040	250,000	285,412

		12,547,270

NORTH CAROLINA — 0.4%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	250,000	282,750

OHIO — 5.4%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	595,000	583,909
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	370,000	389,266
6.05%, 2/15/2043	370,000	398,209
Series E 6.27%, 2/15/2050	285,000	303,457
7.50%, 2/15/2050	245,000	303,116
7.83%, 2/15/2041	425,000	540,205
8.08%, 2/15/2050	630,000	838,183
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	230,000	251,494
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	205,000	223,026
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	415,000	425,574

		4,256,439

OREGON — 0.4%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	265,000	302,349

PENNSYLVANIA — 3.3%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	420,000	475,688
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	315,000	321,338
5.35%, 5/1/2030	385,000	421,640
5.45%, 2/15/2030	240,000	256,428
5.85%, 7/15/2030	150,000	169,263
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	395,000	424,511
5.56%, 12/1/2049	385,000	416,747
6.11%, 12/1/2039	115,000	132,230

		2,617,845

PUERTO RICO — 0.5%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	440,000	390,720

SOUTH CAROLINA — 0.6%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	405,000	467,208

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

TENNESSEE — 0.9%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	$255,000	$296,177
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	345,000	386,093

		682,270

TEXAS — 11.9%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	325,000	373,974
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	405,000	422,528
5.02%, 12/1/2048	360,000	375,772
6.00%, 12/1/2044	535,000	644,295
6.25%, 12/1/2034	170,000	193,416
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	485,000	571,776
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (a)	570,000	668,485
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	865,000	1,019,178
8.91%, 2/1/2030	300,000	346,197
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	176,212
5.81%, 2/1/2041	50,000	57,525
5.99%, 2/1/2039	620,000	737,050
Texas, State General Obligation:
4.63%, 4/1/2033	210,000	206,900
4.68%, 4/1/2040	395,000	386,847
5.52%, 4/1/2039	150,000	169,935
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	530,000	600,167
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	1,070,000	1,197,255
University of Texas, Revenue:
4.79%, 8/15/2046	105,000	107,938
5.13%, 8/15/2042	310,000	343,827
5.26%, 7/1/2039	235,000	259,219
Series B 6.28%, 8/15/2041	425,000	479,281

		9,337,777

UTAH — 1.3%
Utah, State General Obligation:
3.54%, 7/1/2025	405,000	405,251
4.55%, 7/1/2024	355,000	388,292
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	160,000	191,174

		984,717

VIRGINIA — 0.6%
University of Virginia, Revenue 6.20%, 9/1/2039	45,000	54,665
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	360,000	392,836

		447,501

WASHINGTON — 2.3%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	335,000	376,188
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	275,000	313,907
Washington, State General Obligation:
5.09%, 8/1/2033	380,000	411,373
5.14%, 8/1/2040	410,000	446,137
Series D 5.48%, 8/1/2039	260,000	290,338

		1,837,943

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $80,552,230)		77,424,751

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $206,051)	206,051	206,051

TOTAL INVESTMENTS — 98.9% (e)
(Cost $80,758,281)		77,630,802
OTHER ASSETS & LIABILITIES — 1.1%		862,438

NET ASSETS — 100.0%		$78,493,240

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.85%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.4%
AUSTRALIA — 4.4%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	9,242,100	$8,375,684
2.50%, 9/20/2030	AUD	8,632,000	8,842,154
3.00%, 9/20/2025	AUD	9,399,300	10,026,886
4.00%, 8/20/2015	AUD	8,375,500	8,158,181
4.00%, 8/20/2020	AUD	14,105,910	15,317,958

			50,720,863

BRAZIL — 4.4%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	27,585,036	13,008,767
6.00%, 8/15/2022	BRL	27,585,036	13,404,930
6.00%, 8/15/2024	BRL	28,963,003	14,144,249
6.00%, 5/15/2035	BRL	20,270,404	10,067,104

			50,625,050

CANADA — 4.4%
Government of Canada:
1.50%, 12/1/2044	CAD	6,368,880	6,721,811
2.00%, 12/1/2041	CAD	6,619,740	7,728,709
3.00%, 12/1/2036	CAD	7,148,499	9,573,209
4.00%, 12/1/2031	CAD	6,237,213	8,951,623
4.25%, 12/1/2021	CAD	6,646,590	8,231,515
4.25%, 12/1/2026	CAD	6,985,800	9,554,047

			50,760,914

CHILE — 4.6%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,742,320,401	5,591,039
3.00%, 7/1/2017	CLP	2,513,793,700	5,097,196
3.00%, 1/1/2018	CLP	5,484,640,804	11,182,946
3.00%, 3/1/2028	CLP	2,970,847,099	6,243,098
3.00%, 1/1/2030	CLP	6,855,801,002	14,318,799
3.00%, 2/1/2031	CLP	3,199,373,800	6,768,170
5.00%, 1/1/2016	CLP	2,285,267,000	4,817,650

			54,018,898

FRANCE — 16.4%
Republic of France:
1.00%, 7/25/2017	EUR	31,269,976	42,690,761
1.10%, 7/25/2022	EUR	2,161,860	2,937,670
1.60%, 7/25/2015	EUR	23,830,000	32,443,641
1.80%, 7/25/2040	EUR	10,875,731	16,202,199
2.25%, 7/25/2020	EUR	35,626,749	52,639,897
3.15%, 7/25/2032	EUR	15,983,838	28,071,237
3.40%, 7/25/2029	EUR	9,107,334	16,282,206

			191,267,611

GERMANY — 4.6%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	11,246,293	14,543,083
1.50%, 4/15/2016	EUR	13,318,265	18,229,258
1.75%, 4/15/2020	EUR	14,191,450	20,802,395

			53,574,736

ISRAEL — 4.8%
State of Israel:
1.00%, 5/30/2017	ILS	20,433,081	5,819,311
2.75%, 8/30/2041	ILS	7,946,430	2,233,244
4.00%, 7/30/2021	ILS	51,661,000	17,225,921
4.00%, 7/31/2024	ILS	50,856,666	17,151,727
4.00%, 5/30/2036	ILS	5,884,455	2,045,392
5.00%, 4/30/2015	ILS	36,986,040	11,166,804

			55,642,399

ITALY — 4.6%
Republic of Italy:
2.10%, 9/15/2016	EUR	5,067,063	6,603,239
2.10%, 9/15/2017	EUR	7,817,243	10,045,907
2.10%, 9/15/2021	EUR	5,397,900	6,489,169
2.15%, 9/15/2014	EUR	4,256,385	5,611,499
2.35%, 9/15/2019	EUR	3,259,572	4,141,409
2.35%, 9/15/2035	EUR	5,956,050	6,554,349
2.60%, 9/15/2023	EUR	5,688,200	6,903,963
3.10%, 9/15/2026	EUR	5,283,750	6,573,094

			52,922,629

JAPAN — 4.7%
Japanese Government CPI Linked Bond:
1.10%, 12/10/2016 (a)	JPY	2,628,799,999	28,501,712
1.40%, 6/10/2018	JPY	2,371,200,000	26,580,070

			55,081,782

MEXICO — 4.4%
United Mexican States:
2.00%, 6/9/2022	MXN	207,986,688	15,637,023
2.50%, 12/10/2020	MXN	49,520,640	3,873,611
4.50%, 11/22/2035	MXN	215,414,784	19,378,293
5.00%, 6/16/2016	MXN	148,561,920	12,666,002

			51,554,929

POLAND — 4.0%
Republic of Poland:
2.75%, 8/25/2023	PLN	66,076,353	20,323,435
3.00%, 8/24/2016	PLN	83,316,343	25,899,381

			46,222,816

SOUTH AFRICA — 4.4%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	60,331,479	6,169,829
2.50%, 1/31/2017	ZAR	163,387,689	17,825,802
2.50%, 12/31/2050	ZAR	63,448,440	6,217,336
3.45%, 12/7/2033	ZAR	175,733,284	20,763,272

			50,976,239

SOUTH KOREA — 4.4%
Republic of South Korea:
1.50%, 6/10/2021	KRW	15,367,877,500	13,814,237
2.75%, 3/10/2017	KRW	19,957,278,424	18,480,118
2.75%, 6/10/2020	KRW	19,821,802,000	19,206,281

			51,500,636

SWEDEN — 5.3%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	65,578,565	9,382,883
0.50%, 6/1/2017	SEK	71,523,537	10,685,106
3.50%, 12/1/2015	SEK	71,096,574	11,406,742
3.50%, 12/1/2028	SEK	77,225,720	15,923,905

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

4.00%, 12/1/2020	SEK	77,256,948	$14,301,475

			61,700,111

TURKEY — 4.2%
Republic of Turkey:
2.00%, 10/26/2022	TRY	11,740,905	5,580,041
2.50%, 5/4/2016	TRY	23,859,400	12,266,980
3.00%, 2/23/2022	TRY	21,855,140	11,327,135
4.00%, 4/1/2020	TRY	36,376,479	19,993,913

			49,168,069

UNITED KINGDOM — 18.8%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	5,762,960	9,079,971
0.25%, 3/22/2052	GBP	5,153,170	8,262,559
0.38%, 3/22/2062	GBP	3,173,580	5,598,200
0.50%, 3/22/2050	GBP	7,832,568	13,657,367
0.63%, 11/22/2042	GBP	6,193,852	10,934,804
0.75%, 11/22/2047	GBP	6,730,148	12,521,348
1.13%, 11/22/2037	GBP	7,105,133	13,594,601
1.25%, 11/22/2017	GBP	9,014,022	15,312,843
1.25%, 11/22/2027	GBP	9,641,250	17,468,940
1.25%, 11/22/2032	GBP	5,078,359	9,583,263
1.25%, 11/22/2055	GBP	6,269,292	14,278,169
1.88%, 11/22/2022	GBP	10,917,450	20,222,665
2.00%, 1/26/2035	GBP	8,509,703	18,412,405
2.50%, 7/26/2016	GBP	5,235,627	8,998,133
2.50%, 4/16/2020	GBP	5,013,730	9,302,702
4.13%, 7/22/2030	GBP	12,123,662	31,465,864

			218,693,834

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,137,897,289)			1,144,431,516

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $3,477,798)		3,477,798	3,477,798

TOTAL INVESTMENTS — 98.7% (e)
(Cost $1,141,375,087)			1,147,909,314
OTHER ASSETS & LIABILITIES — 1.3%			14,822,130

NET ASSETS — 100.0%			$1,162,731,444

(a)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.2%
AUSTRALIA — 3.5%
Commonwealth of Australia:
4.50%, 10/21/2014	AUD	1,300,000	$1,220,727
4.75%, 10/21/2015	AUD	1,900,000	1,819,845
4.75%, 6/15/2016	AUD	2,000,000	1,933,751
6.25%, 4/15/2015	AUD	2,400,000	2,339,240

			7,313,563

AUSTRIA — 3.3%
Republic of Austria:
3.40%, 10/20/2014 (a)	EUR	2,750,000	3,722,216
3.50%, 7/15/2015 (a)	EUR	1,750,000	2,419,864
4.30%, 7/15/2014 (a)	EUR	700,000	948,412

			7,090,492

BELGIUM — 4.0%
Kingdom of Belgium:
2.75%, 3/28/2016	EUR	1,100,000	1,509,287
3.50%, 3/28/2015	EUR	2,500,000	3,423,153
3.75%, 9/28/2015	EUR	1,300,000	1,810,274
4.25%, 9/28/2014	EUR	1,200,000	1,636,543

			8,379,257

CANADA — 4.5%
Government of Canada:
1.00%, 11/1/2014	CAD	1,350,000	1,276,585
1.00%, 2/1/2015	CAD	1,000,000	945,002
1.25%, 2/1/2016	CAD	2,900,000	2,742,293
1.50%, 8/1/2015	CAD	2,350,000	2,240,291
2.25%, 8/1/2014	CAD	1,450,000	1,390,444
4.50%, 6/1/2015	CAD	1,000,000	1,006,626

			9,601,241

DENMARK — 2.8%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	12,800,000	2,287,388
4.00%, 11/15/2015	DKK	19,500,000	3,699,711

			5,987,099

FRANCE — 4.5%
France Government Bond OAT 0.25%, 11/25/2015	EUR	1,500,000	1,938,820
French Treasury Note:
0.75%, 9/25/2014	EUR	500,000	654,131
2.00%, 7/12/2015	EUR	1,000,000	1,343,316
2.25%, 2/25/2016	EUR	900,000	1,222,472
Republic of France:
2.50%, 1/15/2015	EUR	900,000	1,209,787
3.00%, 10/25/2015	EUR	1,100,000	1,515,195
4.00%, 10/25/2014	EUR	1,200,000	1,636,469

			9,520,190

GERMANY — 10.2%
Bundesobligation:
1.75%, 10/9/2015	EUR	850,000	1,143,620
2.00%, 2/26/2016	EUR	1,100,000	1,495,106
Bundesschatzanweisungen:
Zero Coupon, 12/12/2014 (b)	EUR	1,500,000	1,945,874
Zero Coupon, 6/12/2015 (b)	EUR	350,000	453,209
Federal Republic of Germany:
Zero Coupon, 9/12/2014 (b)	EUR	300,000	389,340
0.25%, 3/13/2015	EUR	2,000,000	2,602,714
2.25%, 4/10/2015	EUR	800,000	1,077,893
2.50%, 10/10/2014	EUR	1,300,000	1,740,436
2.50%, 2/27/2015	EUR	1,300,000	1,755,284
2.75%, 4/8/2016	EUR	1,500,000	2,081,345
3.25%, 7/4/2015	EUR	1,500,000	2,069,041
3.50%, 1/4/2016	EUR	1,300,000	1,826,509
3.75%, 1/4/2015	EUR	1,250,000	1,713,234
4.25%, 7/4/2014	EUR	1,000,000	1,353,702

			21,647,307

ITALY — 11.0%
Italy Buoni Poliennali Del Tesoro 2.25%, 5/15/2016	EUR	1,000,000	1,288,788
Republic of Italy:
Zero Coupon, 9/30/2014 (b)	EUR	1,000,000	1,274,325
Zero Coupon, 12/31/2014 (b)	EUR	2,500,000	3,163,765
2.50%, 3/1/2015	EUR	800,000	1,049,238
2.75%, 12/1/2015	EUR	470,000	616,611
3.00%, 4/15/2015	EUR	1,500,000	1,981,399
3.00%, 6/15/2015	EUR	1,300,000	1,716,300
3.00%, 11/1/2015	EUR	1,500,000	1,980,034
3.75%, 8/1/2015	EUR	1,100,000	1,472,014
3.75%, 4/15/2016	EUR	1,000,000	1,343,433
4.25%, 7/1/2014	EUR	900,000	1,202,153
4.25%, 8/1/2014	EUR	1,500,000	2,006,974
4.25%, 2/1/2015	EUR	600,000	809,137
4.50%, 7/15/2015	EUR	1,300,000	1,764,536
6.00%, 11/15/2014	EUR	1,100,000	1,512,244

			23,180,951

JAPAN — 22.7%
Government of Japan 2 Year Bond:
0.10%, 9/15/2014	JPY	375,000,000	3,774,753
0.10%, 11/15/2014	JPY	300,000,000	3,019,552
0.10%, 1/15/2015	JPY	300,000,000	3,019,247
0.10%, 3/15/2015	JPY	400,000,000	4,025,196
0.10%, 5/15/2015	JPY	200,000,000	2,012,326
Government of Japan 5 Year Bond:
0.30%, 6/20/2015	JPY	230,000,000	2,323,061
0.30%, 6/20/2016	JPY	325,000,000	3,285,649
0.40%, 6/20/2015	JPY	160,000,000	1,619,205
0.40%, 9/20/2015	JPY	650,000,000	6,581,480
0.50%, 12/20/2014	JPY	140,000,000	1,417,299
0.50%, 3/20/2015	JPY	125,000,000	1,266,488
0.60%, 12/20/2015	JPY	350,000,000	3,562,964
0.70%, 9/20/2014	JPY	165,000,000	1,672,994
Government of Japan 10 Year Bond:
1.30%, 3/20/2015	JPY	330,000,000	3,389,085
1.50%, 9/20/2014	JPY	200,000,000	2,047,445

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

1.80%, 3/20/2016	JPY	485,000,000	$5,100,754

			48,117,498

MEXICO — 3.1%
Mexican Bonos:
6.00%, 6/18/2015	MXN	24,000,000	1,898,038
6.25%, 6/16/2016	MXN	5,500,000	442,719
8.00%, 12/17/2015	MXN	22,500,000	1,867,905
9.50%, 12/18/2014	MXN	27,500,000	2,268,698

			6,477,360

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (a)	EUR	1,250,000	1,639,269
2.75%, 1/15/2015 (a)	EUR	1,100,000	1,485,741
3.25%, 7/15/2015 (a)	EUR	2,650,000	3,651,035
3.75%, 7/15/2014 (a)	EUR	1,450,000	1,954,503
Netherlands Government Bond Zero Coupon, 4/15/2016 (b)	EUR	750,000	961,053

			9,691,601

POLAND — 2.9%
Poland Government Bond:
5.00%, 4/25/2016	PLN	6,300,000	1,973,200
5.50%, 4/25/2015	PLN	4,300,000	1,346,142
6.25%, 10/24/2015	PLN	5,500,000	1,762,258
Republic of Poland Zero Coupon, 7/25/2014 (b)	PLN	4,000,000	1,165,774

			6,247,374

SINGAPORE — 2.6%
Government of Singapore:
0.25%, 2/1/2015	SGD	1,100,000	866,325
1.38%, 10/1/2014	SGD	1,700,000	1,359,941
2.88%, 7/1/2015	SGD	1,900,000	1,580,121
3.63%, 7/1/2014	SGD	1,600,000	1,303,959
Singapore Government Bond 1.13%, 4/1/2016	SGD	600,000	484,494

			5,594,840

SOUTH AFRICA — 2.4%
South Africa Government Bond:
8.75%, 12/21/2014	ZAR	10,000,000	1,049,662
13.50%, 9/15/2015	ZAR	34,000,000	3,937,680

			4,987,342

SOUTH KOREA — 3.8%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	750,000,000	654,657
2.84%, 12/2/2014	KRW	1,500,000,000	1,314,557
3.25%, 12/10/2014	KRW	1,690,000,000	1,489,689
3.25%, 6/10/2015	KRW	4,000,000,000	3,528,578
5.00%, 9/10/2014	KRW	1,100,000,000	988,787

			7,976,268

SPAIN — 4.5%
Kingdom of Spain:
2.75%, 3/31/2015	EUR	1,000,000	1,309,858
3.00%, 4/30/2015	EUR	1,100,000	1,444,843
3.30%, 10/31/2014	EUR	1,050,000	1,387,498
3.75%, 10/31/2015	EUR	1,800,000	2,394,001
4.00%, 7/30/2015	EUR	1,200,000	1,604,898
4.40%, 1/31/2015	EUR	1,000,000	1,346,007

			9,487,105

SWEDEN — 2.4%
Kingdom of Sweden 4.50%, 8/12/2015	SEK	31,500,000	4,990,940

UNITED KINGDOM — 4.4%
United Kingdom Treasury Bond:
2.00%, 1/22/2016	GBP	1,750,000	2,746,009
2.75%, 1/22/2015	GBP	1,500,000	2,357,726
4.75%, 9/7/2015	GBP	1,350,000	2,239,646
5.00%, 9/7/2014	GBP	965,000	1,543,705
8.00%, 12/7/2015	GBP	185,000	332,023

			9,219,109

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $215,168,702)			205,509,537

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)(e) (Cost $435,828)		435,828	435,828

TOTAL INVESTMENTS — 97.4% (f)
(Cost $215,604,530)			205,945,365
OTHER ASSETS & LIABILITIES — 2.6%			5,533,808

NET ASSETS — 100.0%			$211,479,173

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.5% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
AUSTRALIA — 4.2%
Commonwealth of Australia:
2.75%, 4/21/2024	AUD	3,700,000	$3,055,499
3.25%, 4/21/2025	AUD	3,000,000	2,565,086
3.25%, 4/21/2029	AUD	2,000,000	1,621,287
4.25%, 7/21/2017	AUD	11,000,000	10,567,764
4.50%, 10/21/2014	AUD	5,100,000	4,789,008
4.50%, 4/15/2020	AUD	6,250,000	6,091,656
4.75%, 10/21/2015	AUD	3,000,000	2,873,440
4.75%, 6/15/2016	AUD	7,050,000	6,816,471
4.75%, 4/21/2027	AUD	2,400,000	2,345,501
5.25%, 3/15/2019	AUD	5,830,000	5,895,062
5.50%, 1/21/2018	AUD	5,025,000	5,076,939
5.50%, 4/21/2023	AUD	5,000,000	5,222,485
5.75%, 5/15/2021	AUD	6,350,000	6,668,826
5.75%, 7/15/2022	AUD	3,500,000	3,701,617
5.75%, 7/15/2022	AUD	2,100,000	2,220,970
6.00%, 2/15/2017	AUD	4,300,000	4,360,662
6.25%, 4/15/2015	AUD	5,250,000	5,117,087

			78,989,360

AUSTRIA — 4.3%
Republic of Austria:
1.75%, 10/20/2023 (a)	EUR	2,000,000	2,497,010
1.95%, 6/18/2019 (a)	EUR	2,000,000	2,686,788
2.40%, 5/23/2034 (a)	EUR	200,000	245,674
3.15%, 6/20/2044 (a)	EUR	1,200,000	1,648,969
3.20%, 2/20/2017 (a)	EUR	4,200,000	5,929,200
3.40%, 10/20/2014 (a)	EUR	3,500,000	4,737,365
3.40%, 11/22/2022 (a)	EUR	2,950,000	4,287,428
3.50%, 7/15/2015 (a)	EUR	2,400,000	3,318,671
3.50%, 9/15/2021 (a)	EUR	4,500,000	6,603,147
3.65%, 4/20/2022 (a)	EUR	1,500,000	2,220,480
3.65%, 4/20/2022 (a)	EUR	375,000	555,120
3.80%, 1/26/2062 (a)	EUR	1,000,000	1,589,123
3.90%, 7/15/2020 (a)	EUR	4,600,000	6,896,532
4.00%, 9/15/2016 (a)	EUR	4,200,000	6,039,916
4.15%, 3/15/2037 (a)	EUR	3,925,000	6,298,857
4.30%, 7/15/2014 (a)	EUR	2,200,000	2,980,724
4.30%, 9/15/2017 (a)	EUR	5,300,000	7,846,800
4.65%, 1/15/2018 (a)	EUR	5,000,000	7,537,176
4.85%, 3/15/2026 (a)	EUR	1,700,000	2,809,565
6.25%, 7/15/2027	EUR	2,915,000	5,469,130

			82,197,675

BELGIUM — 4.4%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	3,000,000	3,850,803
2.25%, 6/22/2023	EUR	2,000,000	2,506,915
2.75%, 3/28/2016	EUR	1,600,000	2,195,327
3.00%, 9/28/2019	EUR	1,300,000	1,811,492
3.25%, 9/28/2016	EUR	2,925,000	4,091,168
3.50%, 3/28/2015	EUR	2,650,000	3,628,542
3.50%, 6/28/2017	EUR	5,900,000	8,361,631
3.75%, 9/28/2015	EUR	3,675,000	5,117,504
4.00%, 3/28/2017 (a)	EUR	500,000	719,585
4.00%, 3/28/2019	EUR	3,380,000	4,961,428
4.00%, 3/28/2022	EUR	5,500,000	8,071,128
4.00%, 3/28/2032	EUR	2,000,000	2,845,531
4.25%, 9/28/2014	EUR	1,000,000	1,363,786
4.25%, 9/28/2021	EUR	3,750,000	5,612,911
4.25%, 9/28/2022	EUR	3,000,000	4,471,455
4.25%, 3/28/2041	EUR	2,400,000	3,538,368
4.50%, 3/28/2026	EUR	1,200,000	1,814,382
5.00%, 3/28/2035	EUR	3,975,000	6,463,276
5.50%, 9/28/2017	EUR	4,700,000	7,189,109
5.50%, 3/28/2028	EUR	3,020,000	5,047,073

			83,661,414

CANADA — 4.5%
Government of Canada:
1.00%, 11/1/2014	CAD	6,000,000	5,673,710
1.00%, 2/1/2015	CAD	650,000	614,251
1.00%, 5/1/2015	CAD	1,800,000	1,699,571
1.25%, 3/1/2018	CAD	1,000,000	924,688
1.25%, 9/1/2018	CAD	3,500,000	3,217,697
1.50%, 8/1/2015	CAD	3,000,000	2,859,946
1.50%, 3/1/2017	CAD	3,900,000	3,684,991
1.50%, 9/1/2017	CAD	3,500,000	3,285,677
1.50%, 6/1/2023	CAD	7,000,000	6,088,630
2.00%, 12/1/2014	CAD	4,500,000	4,313,892
2.00%, 6/1/2016	CAD	2,000,000	1,927,655
2.75%, 9/1/2016	CAD	2,800,000	2,758,622
2.75%, 6/1/2022	CAD	3,600,000	3,519,636
3.25%, 6/1/2021	CAD	3,000,000	3,047,832
3.50%, 6/1/2020	CAD	3,000,000	3,091,625
3.50%, 12/1/2045	CAD	2,000,000	2,135,115
3.75%, 6/1/2019	CAD	3,575,000	3,719,464
4.00%, 6/1/2016	CAD	7,530,000	7,663,762
4.00%, 6/1/2041	CAD	4,475,000	5,130,587
4.25%, 6/1/2018	CAD	1,500,000	1,583,407
4.50%, 6/1/2015	CAD	4,750,000	4,781,473
5.00%, 6/1/2037	CAD	4,100,000	5,283,693
5.75%, 6/1/2029	CAD	3,490,000	4,578,568
5.75%, 6/1/2033	CAD	1,500,000	2,041,277
8.00%, 6/1/2027	CAD	1,000,000	1,533,020

			85,158,789

DENMARK — 3.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	25,000,000	4,206,791
2.00%, 11/15/2014	DKK	30,000,000	5,361,066
2.50%, 11/15/2016	DKK	18,000,000	3,348,653
3.00%, 11/15/2021	DKK	50,950,000	9,916,806
4.00%, 11/15/2015	DKK	43,900,000	8,329,092
4.00%, 11/15/2017	DKK	39,580,000	7,871,786
4.00%, 11/15/2019	DKK	40,100,000	8,228,321
4.50%, 11/15/2039	DKK	63,000,000	15,463,032
7.00%, 11/10/2024	DKK	14,300,000	3,825,063

			66,550,610

FRANCE — 4.5%
France Government Bond OAT 0.25%, 11/25/2015	EUR	1,000,000	1,292,547
French Treasury Note:
0.75%, 9/25/2014	EUR	4,100,000	5,363,874
1.00%, 7/25/2017	EUR	2,600,000	3,382,149
1.75%, 2/25/2017	EUR	1,000,000	1,340,189

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

2.00%, 7/12/2015	EUR	5,300,000	$7,119,576
2.25%, 2/25/2016	EUR	4,000,000	5,433,209
Republic of France:
1.75%, 5/25/2023	EUR	1,000,000	1,230,136
2.25%, 10/25/2022	EUR	1,000,000	1,298,319
2.50%, 1/15/2015	EUR	3,030,000	4,072,950
2.50%, 10/25/2020	EUR	4,600,000	6,283,414
2.75%, 10/25/2027	EUR	3,500,000	4,482,504
3.25%, 10/25/2021	EUR	4,500,000	6,402,433
3.50%, 4/25/2020	EUR	5,000,000	7,271,356
3.75%, 10/25/2019	EUR	4,030,000	5,942,118
3.75%, 4/25/2021	EUR	3,000,000	4,426,376
4.00%, 10/25/2038	EUR	1,500,000	2,192,129
4.00%, 4/25/2060	EUR	1,150,000	1,663,891
4.25%, 10/25/2018	EUR	3,200,000	4,792,746
4.50%, 4/25/2041	EUR	2,950,000	4,667,421
5.00%, 10/25/2016	EUR	270,000	399,827
5.50%, 4/25/2029	EUR	3,250,000	5,592,406
6.00%, 10/25/2025	EUR	100,000	175,717

			84,825,287

GERMANY — 4.4%
Federal Republic of Germany:
Zero Coupon, 9/12/2014 (b)	EUR	2,000,000	2,595,601
0.25%, 3/13/2015	EUR	1,300,000	1,691,764
0.25%, 4/13/2018	EUR	1,000,000	1,269,425
0.50%, 4/7/2017	EUR	1,450,000	1,884,009
0.50%, 10/13/2017	EUR	1,700,000	2,201,678
0.50%, 2/23/2018	EUR	1,500,000	1,930,705
0.75%, 2/24/2017	EUR	1,000,000	1,313,628
1.25%, 10/14/2016	EUR	750,000	1,002,398
1.50%, 9/4/2022	EUR	1,300,000	1,674,427
1.50%, 2/15/2023	EUR	2,000,000	2,553,424
1.75%, 7/4/2022	EUR	2,200,000	2,904,851
2.25%, 4/10/2015	EUR	3,330,000	4,486,730
2.50%, 10/10/2014	EUR	500,000	669,398
2.50%, 1/4/2021	EUR	2,000,000	2,836,791
2.50%, 7/4/2044	EUR	1,000,000	1,305,301
2.75%, 4/8/2016	EUR	600,000	832,538
3.00%, 7/4/2020	EUR	2,150,000	3,148,482
3.25%, 7/4/2021	EUR	2,650,000	3,948,546
3.25%, 7/4/2042	EUR	1,400,000	2,119,144
3.50%, 1/4/2016	EUR	3,900,000	5,479,527
3.50%, 7/4/2019	EUR	5,000,000	7,465,359
3.75%, 1/4/2015	EUR	2,700,000	3,700,585
4.00%, 7/4/2016	EUR	4,150,000	5,983,386
4.00%, 1/4/2037	EUR	2,800,000	4,643,737
4.25%, 7/4/2017	EUR	2,090,000	3,116,853
4.25%, 7/4/2018	EUR	200,000	304,633
4.25%, 7/4/2039	EUR	800,000	1,396,766
4.75%, 7/4/2034	EUR	200,000	359,954
4.75%, 7/4/2040	EUR	200,000	376,429
5.50%, 1/4/2031	EUR	2,350,000	4,441,455
5.63%, 1/4/2028	EUR	3,115,000	5,801,353

			83,438,877

ITALY — 10.6%
Republic of Italy:
Zero Coupon, 9/30/2014 (b)	EUR	1,100,000	1,401,758
Zero Coupon, 12/31/2014 (b)	EUR	2,500,000	3,163,765
2.75%, 12/1/2015	EUR	2,750,000	3,607,829
3.00%, 6/15/2015	EUR	4,600,000	6,073,062
3.00%, 11/1/2015	EUR	2,100,000	2,772,048
3.50%, 11/1/2017	EUR	8,000,000	10,479,072
3.50%, 6/1/2018	EUR	4,000,000	5,207,716
3.75%, 4/15/2016	EUR	4,000,000	5,373,733
3.75%, 8/1/2016	EUR	5,000,000	6,705,272
3.75%, 3/1/2021	EUR	1,980,000	2,539,214
3.75%, 8/1/2021	EUR	2,600,000	3,338,512
4.00%, 2/1/2017	EUR	4,000,000	5,376,634
4.00%, 9/1/2020	EUR	3,000,000	3,922,009
4.00%, 2/1/2037	EUR	2,765,000	3,213,750
4.25%, 7/1/2014	EUR	3,700,000	4,942,183
4.25%, 2/1/2015	EUR	1,500,000	2,022,842
4.25%, 2/1/2019	EUR	1,750,000	2,344,434
4.25%, 9/1/2019	EUR	2,350,000	3,136,510
4.25%, 3/1/2020	EUR	1,500,000	1,987,794
4.50%, 7/15/2015	EUR	5,000,000	6,786,675
4.50%, 2/1/2018	EUR	1,000,000	1,362,892
4.50%, 8/1/2018	EUR	1,475,000	2,008,678
4.50%, 3/1/2019	EUR	2,250,000	3,039,015
4.50%, 2/1/2020	EUR	1,750,000	2,351,486
4.50%, 5/1/2023	EUR	3,000,000	3,899,548
4.50%, 3/1/2026	EUR	5,500,000	7,096,767
4.75%, 9/15/2016	EUR	5,000,000	6,884,001
4.75%, 5/1/2017	EUR	5,000,000	6,862,619
4.75%, 6/1/2017	EUR	5,000,000	6,860,279
4.75%, 9/1/2021	EUR	2,400,000	3,252,971
4.75%, 8/1/2023	EUR	1,475,000	1,973,876
4.75%, 9/1/2028 (a)	EUR	4,500,000	5,822,415
4.75%, 9/1/2044 (a)	EUR	1,000,000	1,238,171
5.00%, 3/1/2022	EUR	5,000,000	6,830,448
5.00%, 3/1/2025 (a)	EUR	4,000,000	5,368,013
5.00%, 8/1/2034	EUR	4,500,000	5,914,249
5.00%, 8/1/2039	EUR	1,500,000	1,959,367
5.00%, 9/1/2040	EUR	3,500,000	4,538,644
5.25%, 8/1/2017	EUR	6,000,000	8,397,645
5.25%, 11/1/2029	EUR	1,750,000	2,372,322
5.50%, 9/1/2022	EUR	4,250,000	5,940,896
5.50%, 11/1/2022	EUR	7,000,000	9,762,531
5.75%, 2/1/2033	EUR	4,000,000	5,716,154
6.00%, 5/1/2031	EUR	1,250,000	1,827,425
6.50%, 11/1/2027	EUR	2,885,000	4,378,576

			200,053,800

JAPAN — 22.8%
Government of Japan 2 Year Bond:
0.10%, 1/15/2015	JPY	1,000,000,000	10,064,157
0.10%, 10/15/2014	JPY	300,000,000	3,019,685
0.10%, 12/15/2014	JPY	900,000,000	9,058,221
0.10%, 4/15/2015	JPY	400,000,000	4,024,934

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

Government of Japan 5 Year Bond:
0.40%, 6/20/2015	JPY	400,000,000	$4,048,011
0.50%, 12/20/2014	JPY	475,000,000	4,808,692
0.30%, 3/20/2018	JPY	600,000,000	6,042,716
0.40%, 6/20/2016	JPY	400,000,000	4,055,783
0.30%, 3/20/2017	JPY	400,000,000	4,040,179
0.50%, 3/20/2016	JPY	600,000,000	6,097,428
0.10%, 12/20/2017	JPY	500,000,000	4,995,455
0.10%, 3/20/2018	JPY	400,000,000	3,990,799
0.20%, 6/20/2017	JPY	900,000,000	9,050,103
0.50%, 3/20/2015	JPY	660,000,000	6,687,059
0.20%, 12/20/2017	JPY	950,000,000	9,533,788
0.20%, 9/20/2017	JPY	700,000,000	7,032,289
0.30%, 6/20/2016	JPY	415,000,000	4,195,521
0.60%, 12/20/2015	JPY	459,750,000	4,680,207
Government of Japan 10 Year Bond:
1.70%, 12/20/2016	JPY	745,100,000	7,891,437
1.50%, 9/20/2015	JPY	625,000,000	6,481,452
1.60%, 12/20/2015	JPY	409,500,000	4,270,100
1.70%, 3/20/2017	JPY	680,000,000	7,222,910
1.30%, 12/20/2019	JPY	527,000,000	5,574,433
1.70%, 9/20/2016	JPY	777,000,000	8,204,763
1.70%, 9/20/2017	JPY	648,000,000	6,920,048
1.10%, 9/20/2021	JPY	715,000,000	7,403,624
1.90%, 6/20/2016	JPY	202,600,000	2,144,741
1.20%, 6/20/2021	JPY	625,000,000	6,525,287
1.30%, 3/20/2021	JPY	275,000,000	2,896,349
0.80%, 12/20/2022	JPY	350,000,000	3,515,447
1.30%, 3/20/2020	JPY	700,000,000	7,400,022
1.80%, 6/20/2017	JPY	300,000,000	3,207,356
1.00%, 12/20/2021	JPY	250,000,000	2,566,185
0.30%, 12/20/2016	JPY	1,135,000,000	11,468,625
1.00%, 3/20/2022	JPY	400,000,000	4,101,656
0.90%, 3/20/2022	JPY	185,000,000	1,881,351
0.80%, 9/20/2020	JPY	400,000,000	4,079,678
1.00%, 9/20/2020	JPY	579,000,000	5,987,502
0.90%, 6/20/2022	JPY	400,000,000	4,062,137
0.80%, 6/20/2022	JPY	199,950,000	2,013,178
1.30%, 3/20/2018	JPY	300,000,000	3,162,719
1.50%, 12/20/2017	JPY	500,000,000	5,307,933
1.50%, 6/20/2018	JPY	240,000,000	2,557,371
0.80%, 9/20/2022	JPY	400,000,000	4,022,498
0.60%, 3/20/2023	JPY	1,520,000,000	14,962,930
0.70%, 12/20/2022	JPY	650,000,000	6,469,219
1.20%, 12/20/2020	JPY	360,000,000	3,769,423
1.50%, 9/20/2014	JPY	1,700,200,000	17,405,334
Government of Japan 20 Year Bond:
2.30%, 6/20/2027	JPY	1,696,200,000	19,445,451
1.90%, 3/20/2029	JPY	404,300,000	4,365,724
2.10%, 9/20/2029	JPY	457,750,000	5,049,715
2.20%, 3/20/2031	JPY	400,000,000	4,416,868
1.50%, 3/20/2033	JPY	200,000,000	1,949,079
2.10%, 9/21/2021	JPY	650,000,000	7,251,339
1.80%, 9/20/2030	JPY	251,350,000	2,632,514
1.80%, 12/20/2031	JPY	535,000,000	5,533,446
1.80%, 9/20/2031	JPY	260,000,000	2,695,808
2.10%, 9/20/2025	JPY	480,000,000	5,408,699
2.90%, 9/20/2019	JPY	951,200,000	11,003,862
2.10%, 12/20/2030	JPY	150,000,000	1,636,239
1.70%, 9/20/2032	JPY	500,000,000	5,055,464
1.90%, 3/20/2031	JPY	55,000,000	581,720
1.90%, 12/20/2023	JPY	335,000,000	3,709,983
1.90%, 9/20/2022	JPY	750,000,000	8,278,230
1.70%, 12/20/2032	JPY	700,000,000	7,067,579
2.10%, 9/20/2024	JPY	200,000,000	2,255,841
1.60%, 3/20/2032	JPY	20,000,000	199,872
1.90%, 9/20/2030	JPY	231,000,000	2,454,451
2.60%, 3/20/2019	JPY	468,300,000	5,300,835
Government of Japan 30 Year Bond:
2.40%, 3/20/2037	JPY	460,700,000	5,217,474
2.30%, 3/20/2040	JPY	301,550,000	3,359,282
2.30%, 3/20/2039	JPY	465,900,000	5,189,850
2.00%, 9/20/2040	JPY	332,200,000	3,485,460
1.80%, 3/20/2043	JPY	200,000,000	1,995,848
2.20%, 3/20/2041	JPY	205,550,000	2,244,539
2.00%, 3/20/2042	JPY	100,000,000	1,046,143
2.50%, 9/20/2034	JPY	600,000,000	6,876,519
2.50%, 9/20/2035	JPY	540,000,000	6,202,800
1.70%, 6/20/2033	JPY	310,000,000	3,120,634
1.90%, 9/20/2042	JPY	200,000,000	2,044,627
Government of Japan 40 Year Bond 2.00%, 3/20/2052	JPY	500,000,000	5,180,057

			431,156,687

MEXICO — 3.7%
Mexican Bonos:
5.00%, 6/15/2017	MXN	100,000,000	7,687,759
6.00%, 6/18/2015	MXN	71,000,000	5,615,028
6.25%, 6/16/2016	MXN	44,000,000	3,541,754
6.50%, 6/10/2021	MXN	43,250,000	3,500,946
6.50%, 6/9/2022	MXN	110,000,000	8,876,197
7.50%, 6/3/2027	MXN	44,250,000	3,804,705
7.75%, 12/14/2017	MXN	12,000,000	1,015,826
7.75%, 5/29/2031	MXN	41,000,000	3,478,537
7.75%, 11/13/2042	MXN	27,000,000	2,232,424
8.00%, 12/17/2015	MXN	22,000,000	1,826,396
8.00%, 6/11/2020	MXN	25,000,000	2,189,471
8.50%, 5/31/2029	MXN	43,400,000	3,971,459
8.50%, 11/18/2038	MXN	30,000,000	2,682,659
9.50%, 12/18/2014	MXN	59,000,000	4,867,388
10.00%, 11/20/2036	MXN	41,500,000	4,241,221
United Mexican States:
7.25%, 12/15/2016	MXN	53,350,000	4,414,303
8.50%, 12/13/2018	MXN	27,250,000	2,394,569
10.00%, 12/5/2024	MXN	40,000,000	4,140,385

			70,481,027

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (a)	EUR	4,500,000	5,901,369
1.25%, 1/15/2018 (a)	EUR	3,800,000	4,991,143
1.75%, 7/15/2023 (a)	EUR	1,500,000	1,882,312
2.25%, 7/15/2022 (a)	EUR	2,000,000	2,669,890
2.50%, 1/15/2017 (a)	EUR	4,400,000	6,071,076

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

2.50%, 1/15/2033 (a)	EUR	1,600,000	$2,043,321
3.25%, 7/15/2015 (a)	EUR	7,900,000	10,884,219
3.25%, 7/15/2021 (a)	EUR	4,300,000	6,213,794
3.50%, 7/15/2020 (a)	EUR	5,880,000	8,632,973
3.75%, 7/15/2014 (a)	EUR	2,750,000	3,706,816
3.75%, 1/15/2023 (a)	EUR	3,400,000	5,093,459
3.75%, 1/15/2042 (a)	EUR	2,900,000	4,603,013
4.00%, 7/15/2018 (a)	EUR	3,410,000	5,054,895
4.00%, 1/15/2037 (a)	EUR	3,270,000	5,273,264
4.50%, 7/15/2017 (a)	EUR	3,000,000	4,463,734
5.50%, 1/15/2028 (a)	EUR	3,180,000	5,681,483
Netherlands Government Bond Zero Coupon, 4/15/2016 (b)	EUR	1,200,000	1,537,685

			84,704,446

POLAND — 3.4%
Poland Government Bond:
2.50%, 7/25/2018	PLN	5,000,000	1,415,042
3.75%, 4/25/2018	PLN	21,000,000	6,313,837
4.00%, 10/25/2023	PLN	8,000,000	2,331,907
4.75%, 10/25/2016	PLN	10,000,000	3,126,960
4.75%, 4/25/2017	PLN	18,100,000	5,664,960
5.00%, 4/25/2016	PLN	25,000,000	7,830,159
5.25%, 10/25/2017	PLN	16,100,000	5,138,555
5.25%, 10/25/2020	PLN	15,650,000	5,046,137
5.50%, 4/25/2015	PLN	17,000,000	5,321,957
5.50%, 10/25/2019	PLN	10,025,000	3,270,798
5.75%, 10/25/2021	PLN	20,350,000	6,753,096
5.75%, 9/23/2022	PLN	11,960,000	3,961,715
5.75%, 4/25/2029	PLN	6,700,000	2,300,366
6.25%, 10/24/2015	PLN	18,715,000	5,996,485

			64,471,974

SOUTH AFRICA — 3.3%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	57,000,000	4,397,828
6.50%, 2/28/2041	ZAR	32,500,000	2,521,998
6.75%, 3/31/2021	ZAR	55,500,000	5,362,432
7.00%, 2/28/2031	ZAR	45,000,000	3,937,636
7.25%, 1/15/2020	ZAR	81,785,000	8,194,071
7.75%, 2/28/2023	ZAR	60,000,000	6,094,770
8.00%, 12/21/2018	ZAR	59,500,000	6,245,246
8.25%, 9/15/2017	ZAR	68,000,000	7,188,524
8.75%, 12/21/2014	ZAR	26,000,000	2,729,120
8.75%, 2/28/2048	ZAR	25,000,000	2,509,036
10.50%, 12/21/2026	ZAR	57,600,000	7,033,360
10.50%, 12/21/2026	ZAR	6,000,000	732,642
13.50%, 9/15/2015	ZAR	39,025,000	4,519,646

			61,466,309

SPAIN — 4.5%
Kingdom of Spain:
2.75%, 3/31/2015	EUR	1,500,000	1,964,787
3.00%, 4/30/2015	EUR	1,000,000	1,313,494
3.15%, 1/31/2016	EUR	3,660,000	4,798,776
3.25%, 4/30/2016	EUR	2,300,000	3,019,367
3.30%, 10/31/2014	EUR	2,800,000	3,699,995
3.30%, 7/30/2016	EUR	500,000	656,216
3.75%, 10/31/2015	EUR	1,250,000	1,662,501
3.80%, 1/31/2017	EUR	3,500,000	4,627,314
4.00%, 7/30/2015	EUR	2,800,000	3,744,762
4.00%, 4/30/2020	EUR	3,250,000	4,170,436
4.10%, 7/30/2018	EUR	2,100,000	2,783,868
4.20%, 1/31/2037	EUR	2,985,000	3,328,695
4.25%, 10/31/2016	EUR	2,750,000	3,697,122
4.30%, 10/31/2019	EUR	500,000	657,971
4.40%, 1/31/2015	EUR	4,500,000	6,057,031
4.40%, 10/31/2023 (a)	EUR	1,500,000	1,893,484
4.50%, 1/31/2018	EUR	500,000	674,069
4.60%, 7/30/2019	EUR	3,700,000	4,974,406
4.65%, 7/30/2025	EUR	2,700,000	3,416,097
4.70%, 7/30/2041	EUR	1,500,000	1,788,586
4.80%, 1/31/2024	EUR	1,300,000	1,683,930
4.85%, 10/31/2020	EUR	2,750,000	3,687,721
4.90%, 7/30/2040	EUR	1,000,000	1,233,557
5.50%, 7/30/2017	EUR	2,500,000	3,504,653
5.50%, 4/30/2021	EUR	3,000,000	4,183,435
5.75%, 7/30/2032	EUR	1,200,000	1,664,327
5.85%, 1/31/2022	EUR	3,300,000	4,663,976
5.90%, 7/30/2026	EUR	1,000,000	1,409,037
6.00%, 1/31/2029	EUR	2,200,000	3,131,222

			84,090,835

SWEDEN — 3.2%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	53,000,000	7,344,592
2.25%, 6/1/2032	SEK	12,000,000	1,671,301
3.00%, 7/12/2016	SEK	28,500,000	4,434,961
3.50%, 6/1/2022	SEK	58,320,000	9,616,274
3.50%, 3/30/2039	SEK	32,300,000	5,285,668
3.75%, 8/12/2017	SEK	50,635,000	8,185,954
4.25%, 3/12/2019	SEK	48,600,000	8,177,807
4.50%, 8/12/2015	SEK	54,000,000	8,555,897
5.00%, 12/1/2020	SEK	41,850,000	7,495,568

			60,768,022

UNITED KINGDOM — 12.0%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	7,500,000	11,296,650
1.25%, 7/22/2018	GBP	1,500,000	2,253,547
1.75%, 1/22/2017	GBP	3,700,000	5,772,794
1.75%, 9/7/2022	GBP	6,000,000	8,585,131
2.00%, 1/22/2016	GBP	4,500,000	7,061,165
2.25%, 9/7/2023	GBP	1,000,000	1,464,389
2.75%, 1/22/2015	GBP	4,800,000	7,544,723
3.25%, 1/22/2044	GBP	3,800,000	5,406,012
3.50%, 7/22/2068	GBP	1,000,000	1,494,390
3.75%, 9/7/2019	GBP	4,500,000	7,660,618
3.75%, 9/7/2020	GBP	4,300,000	7,303,725
3.75%, 9/7/2021	GBP	2,750,000	4,651,575
3.75%, 7/22/2052	GBP	3,400,000	5,325,408
4.00%, 9/7/2016	GBP	5,150,000	8,609,058
4.00%, 3/7/2022	GBP	3,900,000	6,710,007
4.00%, 1/22/2060	GBP	2,300,000	3,845,485
4.25%, 12/7/2027	GBP	4,850,000	8,454,541
4.25%, 6/7/2032	GBP	2,975,000	5,161,261

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

4.25%, 3/7/2036	GBP	1,500,000	$2,589,317
4.25%, 9/7/2039	GBP	1,100,000	1,891,265
4.25%, 12/7/2040	GBP	3,700,000	6,357,935
4.25%, 12/7/2046	GBP	2,825,000	4,868,080
4.25%, 12/7/2049	GBP	2,700,000	4,670,165
4.25%, 12/7/2055	GBP	2,900,000	5,060,175
4.50%, 3/7/2019	GBP	4,200,000	7,391,339
4.50%, 9/7/2034	GBP	5,300,000	9,463,933
4.50%, 12/7/2042	GBP	2,825,000	5,073,316
4.75%, 9/7/2015	GBP	4,415,000	7,324,473
4.75%, 3/7/2020	GBP	4,600,000	8,264,115
4.75%, 12/7/2030	GBP	5,650,000	10,416,653
4.75%, 12/7/2038	GBP	3,914,000	7,274,054
5.00%, 9/7/2014	GBP	5,350,000	8,558,364
5.00%, 3/7/2018	GBP	4,225,000	7,494,417
5.00%, 3/7/2025	GBP	3,000,000	5,606,908
6.00%, 12/7/2028	GBP	2,850,000	5,930,170
8.00%, 12/7/2015	GBP	1,000,000	1,794,727
8.00%, 6/7/2021	GBP	3,375,000	7,318,951
8.75%, 8/25/2017	GBP	500,000	992,768

			226,941,604

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,903,341,369)			1,848,956,716

	Shares
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)(f) (Cost $357,706)		357,706	357,706

TOTAL INVESTMENTS — 97.8% (g)
(Cost $1,903,699,075)			1,849,314,422
OTHER ASSETS & LIABILITIES — 2.2%			42,051,670

NET ASSETS — 100.0%			$1,891,366,092

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.3% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.8%
AUSTRALIA — 4.2%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	400,000	$563,423
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018 (a)	EUR	200,000	263,144
2.25%, 9/25/2020	EUR	300,000	388,545
3.25%, 9/25/2024	GBP	100,000	141,993
3.75%, 10/18/2017	AUD	200,000	178,470
4.30%, 9/25/2042	GBP	200,000	282,790
6.38%, 4/4/2016	EUR	200,000	298,061
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	200,000	285,093
4.38%, 2/25/2020	EUR	250,000	365,632
6.50%, 7/21/2015	AUD	400,000	387,707
National Australia Bank, Ltd.:
2.75%, 8/8/2022	EUR	150,000	193,940
3.50%, 1/23/2015	EUR	450,000	609,868
4.00%, 7/13/2020	EUR	220,000	315,623
4.75%, 7/15/2016	EUR	200,000	287,026
5.50%, 5/20/2015	EUR	200,000	282,744
6.00%, 2/15/2017	AUD	500,000	484,823
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	252,902
3.50%, 9/21/2022	EUR	200,000	278,041
4.25%, 3/23/2020	EUR	150,000	221,547
4.75%, 3/21/2017	EUR	200,000	293,715
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	200,000	287,735
4.25%, 9/22/2016	EUR	350,000	496,734
7.25%, 11/18/2016	AUD	500,000	503,363

			7,662,919

BELGIUM — 0.2%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	200,000	355,253

CANADA — 0.3%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	400,000	565,665

DENMARK — 0.7%
Carlsberg Breweries A/S 3.38%, 10/13/2017	EUR	200,000	277,050
Danske Bank A/S:
2.50%, 7/9/2015	EUR	400,000	532,827
3.88%, 5/18/2016	EUR	200,000	277,258
3.88%, 2/28/2017	EUR	100,000	139,446

			1,226,581

FRANCE — 13.6%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	350,000	562,002
AXA SA 4.50%, 1/23/2015	EUR	250,000	343,187
Banque Federative du Credit Mutuel:
1.63%, 1/11/2018	EUR	200,000	258,823
2.00%, 9/19/2019	EUR	200,000	256,480
4.13%, 7/20/2020	EUR	300,000	431,750
4.38%, 5/31/2016	EUR	350,000	494,919
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	384,073
2.50%, 8/23/2019	EUR	200,000	263,223
2.88%, 7/13/2015	EUR	400,000	539,350
2.88%, 11/27/2017	EUR	150,000	204,508
2.88%, 10/24/2022	EUR	100,000	129,307
2.88%, 9/26/2023	EUR	400,000	512,189
3.00%, 2/24/2017	EUR	200,000	273,270
3.50%, 3/7/2016	EUR	250,000	344,942
3.75%, 11/25/2020	EUR	300,000	422,776
4.13%, 1/14/2022	EUR	300,000	431,599
4.50%, 3/21/2023	EUR	300,000	444,388
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	207,733
4.25%, 7/22/2020	EUR	100,000	143,622
6.13%, 7/3/2015	EUR	300,000	429,055
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	250,951
1.88%, 12/19/2017	EUR	200,000	260,035
3.88%, 4/25/2021	EUR	200,000	278,316
4.00%, 4/9/2020	EUR	200,000	280,748
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	200,000	265,151
3.31%, 1/25/2023	EUR	200,000	253,749
Cie de St-Gobain:
3.50%, 9/30/2015	EUR	100,000	136,488
4.75%, 4/11/2017	EUR	300,000	431,185
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	307,373
Credit Agricole SA/London:
1.75%, 3/12/2018 (a)	EUR	200,000	257,551
1.88%, 10/18/2017	EUR	300,000	390,228
3.00%, 7/20/2015	EUR	300,000	405,117
3.63%, 3/8/2016	EUR	200,000	276,059
3.88%, 2/13/2019	EUR	200,000	281,640
5.13%, 4/18/2023	EUR	200,000	305,335
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	300,000	440,222
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	100,000	132,910
France Telecom SA:
3.00%, 6/15/2022	EUR	100,000	130,741
3.63%, 10/14/2015	EUR	200,000	275,784
3.88%, 4/9/2020	EUR	200,000	282,102
3.88%, 1/14/2021	EUR	300,000	422,582
4.75%, 2/21/2017	EUR	300,000	436,457
4.75%, 2/21/2017	EUR	100,000	145,486
5.00%, 5/12/2016	GBP	100,000	163,823
5.63%, 5/22/2018 (a)	EUR	300,000	459,218
8.13%, 1/28/2033	EUR	300,000	589,908
GDF Suez:
1.50%, 2/1/2016	EUR	200,000	263,567
2.25%, 6/1/2018	EUR	150,000	200,592
2.75%, 10/18/2017	EUR	200,000	273,972
3.00%, 2/1/2023	EUR	150,000	200,113
3.13%, 1/21/2020	EUR	400,000	551,688
3.50%, 10/18/2022	EUR	200,000	278,996
5.00%, 10/1/2060	GBP	150,000	224,889

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

5.63%, 1/18/2016	EUR	300,000	$435,342
6.13%, 2/11/2021	GBP	150,000	272,147
6.38%, 1/18/2021	EUR	100,000	165,731
6.88%, 1/24/2019	EUR	250,000	409,556
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	150,000	244,086
HSBC France SA 1.88%, 1/16/2020	EUR	200,000	256,030
Pernod-Ricard SA:
4.88%, 3/18/2016	EUR	300,000	424,715
5.00%, 3/15/2017	EUR	100,000	144,803
Sanofi:
3.13%, 10/10/2014	EUR	200,000	268,620
4.50%, 5/18/2016	EUR	300,000	430,905
Schneider Electric SA 4.00%, 8/11/2017	EUR	250,000	361,984
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	287,542
Societe Generale SA:
2.25%, 1/23/2020	EUR	200,000	256,282
2.38%, 7/13/2015	EUR	200,000	266,561
2.38%, 2/28/2018	EUR	200,000	265,839
3.00%, 3/31/2015	EUR	300,000	403,566
3.13%, 9/21/2017	EUR	250,000	342,601
3.75%, 8/21/2014	EUR	200,000	268,913
4.00%, 4/20/2016	EUR	200,000	278,686
4.25%, 7/13/2022	EUR	200,000	284,780
4.75%, 3/2/2021	EUR	300,000	441,505
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	306,231
Veolia Environnement SA 5.13%, 5/24/2022	EUR	150,000	227,449
Vinci SA 4.13%, 2/20/2017	EUR	200,000	284,373
Vivendi SA:
3.50%, 7/13/2015	EUR	200,000	272,350
4.13%, 7/18/2017	EUR	200,000	281,949
4.75%, 7/13/2021	EUR	200,000	289,060

			25,101,778

GERMANY — 4.7%
BASF SE 2.00%, 12/5/2022	EUR	300,000	377,604
Bertelsmann AG 4.75%, 9/26/2016	EUR	250,000	360,893
BPCE SA:
2.88%, 9/22/2015	EUR	350,000	471,172
3.75%, 7/21/2017	EUR	400,000	559,628
4.50%, 2/10/2022	EUR	200,000	294,203
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	276,658
3.88%, 3/22/2017 (a)	EUR	300,000	418,192
4.00%, 9/16/2020	EUR	150,000	208,828
4.75%, 1/26/2015	EUR	200,000	275,271
Daimler AG:
1.00%, 7/8/2016	EUR	250,000	324,432
1.75%, 5/21/2015	EUR	200,000	264,567
4.13%, 1/19/2017	EUR	200,000	285,175
4.63%, 9/2/2014	EUR	300,000	408,091
Deutsche Bank AG:
2.38%, 1/11/2023	EUR	900,000	1,146,013
5.13%, 8/31/2017	EUR	500,000	743,410
Linde AG 1.75%, 9/17/2020	EUR	200,000	255,760
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	200,000	271,594
4.50%, 3/24/2020	EUR	300,000	448,855
Metro AG 7.63%, 3/5/2015	EUR	150,000	215,753
Volkswagen Financial Services AG 3.38%, 7/28/2014	EUR	200,000	267,682
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	200,000	263,087
2.38%, 9/6/2022	EUR	200,000	255,566
2.75%, 7/13/2015	EUR	200,000	269,630

			8,662,064

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	200,000	267,353
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	350,000	502,517

			769,870

IRELAND — 3.0%
GE Capital European Funding:
1.00%, 5/2/2017	EUR	200,000	255,788
1.25%, 10/15/2015	EUR	300,000	392,740
2.00%, 2/27/2015	EUR	400,000	530,309
2.63%, 3/15/2023	EUR	200,000	255,190
2.88%, 10/28/2014	EUR	150,000	200,481
2.88%, 9/17/2015	EUR	300,000	406,450
2.88%, 6/18/2019	EUR	200,000	271,298
3.75%, 4/4/2016	EUR	100,000	139,129
4.13%, 10/27/2016	EUR	300,000	425,168
4.25%, 3/1/2017	EUR	400,000	571,970
4.75%, 7/30/2014	EUR	230,000	312,153
5.25%, 5/18/2015	EUR	350,000	491,929
5.38%, 1/16/2018	EUR	200,000	301,851
5.38%, 1/23/2020	EUR	300,000	462,850
6.00%, 1/15/2019	EUR	300,000	470,951

			5,488,257

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	269,669

ITALY — 7.3%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	350,000	483,089
Atlantia SpA:
3.38%, 9/18/2017	EUR	250,000	337,150
4.50%, 2/8/2019	EUR	200,000	278,135
5.63%, 5/6/2016	EUR	300,000	428,471
5.88%, 6/9/2024	EUR	200,000	307,745
Banco Popolare SC:
3.75%, 1/28/2016 (a)	EUR	300,000	386,543
4.13%, 10/22/2014	EUR	150,000	197,410

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

Enel SpA 5.25%, 6/20/2017	EUR	250,000	$356,121
ENI SpA:
3.50%, 1/29/2018	EUR	150,000	210,169
4.00%, 6/29/2020	EUR	300,000	425,994
4.13%, 9/16/2019	EUR	200,000	286,542
4.25%, 2/3/2020	EUR	200,000	287,428
4.75%, 11/14/2017	EUR	200,000	293,250
5.00%, 1/28/2016	EUR	300,000	427,181
Intesa Sanpaolo SpA:
3.75%, 11/23/2016	EUR	200,000	264,649
4.00%, 11/9/2017	EUR	300,000	394,029
4.00%, 11/8/2018	EUR	300,000	391,917
4.13%, 1/14/2016	EUR	200,000	268,603
4.13%, 9/19/2016	EUR	200,000	267,821
4.13%, 4/14/2020	EUR	350,000	456,176
4.38%, 10/15/2019	EUR	200,000	261,506
4.75%, 6/15/2017	EUR	250,000	341,147
4.88%, 7/10/2015	EUR	400,000	546,597
5.00%, 2/28/2017	EUR	200,000	274,648
Snam SpA:
2.38%, 6/30/2017	EUR	200,000	260,607
3.88%, 3/19/2018	EUR	300,000	410,404
4.38%, 7/11/2016	EUR	200,000	278,750
5.00%, 1/18/2019	EUR	150,000	215,058
5.25%, 9/19/2022 (a)	EUR	200,000	289,788
Telecom Italia SpA:
4.00%, 1/21/2020 (a)	EUR	200,000	252,539
4.50%, 9/20/2017	EUR	200,000	267,294
5.13%, 1/25/2016	EUR	200,000	274,736
5.25%, 2/10/2022	EUR	300,000	393,527
5.38%, 1/29/2019	EUR	200,000	271,327
6.38%, 6/24/2019	GBP	150,000	232,454
7.00%, 1/20/2017	EUR	300,000	434,293
7.38%, 12/15/2017	GBP	100,000	166,340
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	300,000	418,397
4.75%, 3/15/2021	EUR	150,000	219,190
UniCredit SpA:
3.38%, 1/11/2018	EUR	200,000	259,724
4.38%, 9/11/2015	EUR	300,000	407,364
4.88%, 3/7/2017	EUR	200,000	273,148

			13,497,261

LUXEMBOURG — 0.7%
Glencore Finance Europe SA:
4.63%, 4/3/2018	EUR	200,000	279,247
5.25%, 3/22/2017	EUR	250,000	355,419
Novartis Finance SA 4.25%, 6/15/2016	EUR	300,000	429,370
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	150,000	217,190

			1,281,226

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	261,894
3.75%, 6/28/2017	EUR	250,000	350,904
4.13%, 10/25/2019	EUR	200,000	284,880
4.38%, 8/7/2041	GBP	100,000	134,891

			1,032,569

NETHERLANDS — 23.7%
ABB Finance BV 2.63%, 3/26/2019	EUR	200,000	269,822
ABN Amro Bank NV:
2.50%, 11/29/2023	EUR	200,000	246,371
3.63%, 10/6/2017	EUR	200,000	279,494
4.13%, 3/28/2022	EUR	350,000	498,800
4.25%, 4/11/2016	EUR	200,000	280,224
4.75%, 1/11/2019	EUR	200,000	293,540
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	300,000	421,105
4.00%, 11/23/2016	EUR	250,000	355,979
4.50%, 3/13/2043	GBP	200,000	291,641
4.75%, 7/22/2019	EUR	300,000	452,469
BASF Finance Europe NV:
5.00%, 9/26/2014	EUR	150,000	205,849
5.13%, 6/9/2015	EUR	350,000	494,333
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	200,000	273,168
BMW Finance NV:
1.00%, 10/24/2016	EUR	250,000	324,502
2.13%, 1/13/2015	EUR	200,000	265,582
3.25%, 1/28/2016	EUR	200,000	275,387
3.25%, 1/14/2019	EUR	200,000	280,005
3.38%, 12/14/2018	GBP	100,000	159,540
3.63%, 1/29/2018	EUR	200,000	284,318
3.88%, 1/18/2017	EUR	400,000	567,581
4.00%, 9/17/2014	EUR	250,000	338,299
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.38%, 5/22/2023	EUR	200,000	249,730
3.00%, 2/16/2015 (a)	EUR	550,000	742,694
3.38%, 1/18/2016	EUR	500,000	689,105
3.38%, 4/21/2017	EUR	300,000	418,148
3.50%, 10/17/2018	EUR	200,000	282,414
3.88%, 4/20/2016	EUR	780,000	1,091,025
4.00%, 9/10/2015	GBP	250,000	399,662
4.00%, 1/11/2022	EUR	600,000	864,070
4.13%, 1/14/2020	EUR	600,000	869,775
4.13%, 1/12/2021	EUR	650,000	943,451
4.13%, 7/14/2025	EUR	700,000	1,007,956
4.25%, 1/16/2017	EUR	400,000	572,306
4.38%, 5/5/2016	EUR	300,000	425,264
4.75%, 1/15/2018	EUR	800,000	1,184,537
4.75%, 6/6/2022	EUR	300,000	455,647
6.50%, 4/20/2015	AUD	250,000	240,047
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	400,000	509,842
4.00%, 1/19/2015	EUR	300,000	409,349
4.25%, 7/13/2022	EUR	250,000	362,885
5.75%, 4/14/2015	EUR	200,000	282,671
6.00%, 1/20/2017	EUR	400,000	603,390
6.50%, 4/8/2022	GBP	100,000	183,166
E.ON International Finance BV:
5.25%, 9/8/2015	EUR	250,000	356,408

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

5.50%, 1/19/2016	EUR	200,000	$289,224
5.50%, 10/2/2017	EUR	500,000	759,520
5.75%, 5/7/2020	EUR	300,000	481,671
5.88%, 10/30/2037	GBP	200,000	355,587
6.00%, 10/30/2019	GBP	200,000	360,305
6.38%, 6/7/2032	GBP	200,000	372,897
6.75%, 1/27/2039	GBP	100,000	196,849
EADS Finance BV 4.63%, 8/12/2016	EUR	150,000	216,035
Enel Finance International NV:
3.63%, 4/17/2018	EUR	200,000	268,975
4.00%, 9/14/2016	EUR	350,000	480,395
4.13%, 7/12/2017	EUR	100,000	137,278
4.63%, 6/24/2015	EUR	200,000	274,710
4.88%, 3/11/2020	EUR	200,000	278,195
4.88%, 4/17/2023	EUR	400,000	537,401
5.00%, 9/14/2022	EUR	450,000	619,786
5.63%, 8/14/2024	GBP	150,000	222,198
5.75%, 10/24/2018 (b)	EUR	200,000	293,295
5.75%, 9/14/2040	GBP	200,000	262,104
Fortis Bank Nederland NV:
4.00%, 2/3/2015	EUR	500,000	681,420
4.63%, 7/9/2014	EUR	100,000	135,396
Heineken NV 2.13%, 8/4/2020	EUR	200,000	256,204
HIT Finance BV:
4.88%, 10/27/2021 (a)	EUR	250,000	349,663
5.75%, 3/9/2018	EUR	300,000	437,684
Iberdrola International BV:
3.50%, 2/1/2021	EUR	200,000	260,353
4.25%, 10/11/2018	EUR	200,000	277,151
4.50%, 9/21/2017	EUR	200,000	279,949
ING Bank NV:
1.88%, 2/27/2018	EUR	300,000	387,264
2.13%, 7/10/2015	EUR	300,000	397,971
3.38%, 3/3/2015	EUR	300,000	405,775
3.88%, 5/24/2016	EUR	300,000	417,766
4.25%, 1/13/2017	EUR	400,000	568,037
4.50%, 2/21/2022	EUR	400,000	582,632
ING Groep NV 4.75%, 5/31/2017	EUR	350,000	505,217
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	350,000	476,903
4.50%, 9/17/2014	EUR	150,000	203,566
4.50%, 3/27/2017	EUR	200,000	286,318
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	250,000	336,240
4.00%, 6/22/2015	EUR	200,000	274,190
4.75%, 1/17/2017	EUR	150,000	214,084
5.75%, 9/17/2029	GBP	150,000	238,311
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	294,835
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	200,000	273,471
Repsol International Finance BV:
2.63%, 5/28/2020 (a)	EUR	300,000	370,777
4.63%, 10/8/2014	EUR	150,000	203,244
4.88%, 2/19/2019	EUR	200,000	282,486
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	200,000	269,108
RWE Finance BV:
5.00%, 2/10/2015	EUR	250,000	347,300
5.00%, 2/10/2015	EUR	100,000	138,920
6.13%, 7/6/2039	GBP	200,000	348,861
6.25%, 6/3/2030	GBP	150,000	266,549
6.50%, 8/10/2021	EUR	200,000	333,594
6.63%, 1/31/2019	EUR	150,000	241,704
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	200,000	272,001
Shell International Finance BV:
4.38%, 5/14/2018	EUR	500,000	744,099
4.50%, 2/9/2016	EUR	300,000	427,971
4.63%, 5/22/2017	EUR	250,000	369,349
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	253,830
1.75%, 3/12/2021	EUR	250,000	317,542
2.88%, 3/10/2028	EUR	150,000	191,218
5.13%, 2/20/2017	EUR	450,000	668,321
5.63%, 6/11/2018	EUR	250,000	389,018
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	200,000	258,426
1.88%, 5/15/2017	EUR	400,000	530,400
2.00%, 1/14/2020	EUR	100,000	129,105
2.13%, 1/19/2015	EUR	400,000	530,708
3.25%, 1/21/2019	EUR	250,000	349,259
3.50%, 2/2/2015	EUR	200,000	271,037
7.00%, 2/9/2016	EUR	200,000	299,535

			43,752,738

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	359,073
4.25%, 1/18/2022	EUR	200,000	292,784
4.38%, 2/24/2021	EUR	300,000	443,475

			1,095,332

SPAIN — 6.2%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	150,000	208,175
5.13%, 6/12/2017	EUR	50,000	70,503
5.13%, 6/12/2017	EUR	100,000	141,007
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	200,000	264,080
3.25%, 3/21/2016	EUR	400,000	521,415
3.63%, 10/3/2014	EUR	200,000	265,973
3.75%, 1/17/2018	EUR	200,000	261,944
3.88%, 8/6/2015	EUR	250,000	333,661
4.38%, 9/21/2015	EUR	300,000	403,835
CaixaBank 3.13%, 5/14/2018	EUR	200,000	248,347
Criteria Caixacorp SA:
3.25%, 1/22/2016	EUR	300,000	391,524
4.13%, 11/20/2014	EUR	100,000	133,885
Gas Natural Capital Markets SA:
4.38%, 11/2/2016	EUR	200,000	279,560
5.25%, 7/9/2014	EUR	350,000	473,570

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	150,000	$204,961
Santander International Debt SAU:
3.38%, 12/1/2015 (a)	EUR	200,000	263,706
3.50%, 8/12/2014 (a)	EUR	300,000	397,334
3.50%, 3/10/2015	EUR	200,000	264,846
4.00%, 3/27/2017	EUR	300,000	398,834
4.00%, 1/24/2020	EUR	200,000	260,790
4.13%, 10/4/2017	EUR	150,000	201,747
4.38%, 9/4/2014	EUR	300,000	401,497
4.50%, 5/18/2015	EUR	200,000	269,221
4.63%, 3/21/2016	EUR	600,000	808,985
Telefonica Emisiones SAU:
3.66%, 9/18/2017	EUR	150,000	200,582
3.96%, 3/26/2021	EUR	300,000	386,519
3.99%, 1/23/2023	EUR	200,000	251,425
4.38%, 2/2/2016	EUR	300,000	412,221
4.69%, 11/11/2019	EUR	300,000	411,666
4.71%, 1/20/2020	EUR	200,000	273,058
4.75%, 2/7/2017	EUR	200,000	278,073
4.80%, 2/21/2018	EUR	300,000	418,688
5.38%, 2/2/2018	GBP	100,000	159,615
5.50%, 4/1/2016	EUR	400,000	564,243
5.60%, 3/12/2020	GBP	200,000	311,885
5.81%, 9/5/2017	EUR	200,000	288,993

			11,426,368

SWEDEN — 3.6%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	400,000	513,169
2.25%, 10/5/2017	EUR	200,000	268,497
2.75%, 8/11/2015	EUR	300,000	406,030
3.25%, 7/5/2022	EUR	200,000	272,441
3.63%, 2/11/2016	EUR	200,000	277,448
3.75%, 2/24/2017	EUR	300,000	423,062
3.88%, 12/15/2015	GBP	100,000	160,759
4.00%, 7/11/2019	EUR	200,000	289,859
4.00%, 6/29/2020	EUR	250,000	361,783
Skandinaviska Enskilda Banken AB 1.88%, 11/14/2019	EUR	400,000	513,073
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	300,000	394,929
2.25%, 6/14/2018	EUR	300,000	400,431
2.63%, 8/23/2022	EUR	100,000	130,812
3.38%, 7/17/2017	EUR	200,000	279,387
3.63%, 2/16/2016	EUR	200,000	277,502
3.75%, 2/24/2017	EUR	300,000	423,280
4.38%, 10/20/2021	EUR	200,000	299,029
Swedbank AB:
1.75%, 6/18/2015	EUR	300,000	396,347
2.38%, 4/4/2016	EUR	100,000	134,196
3.38%, 2/9/2017	EUR	200,000	277,888
Volvo Treasury AB 5.00%, 5/31/2017	EUR	150,000	218,674

			6,718,596

SWITZERLAND — 0.9%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	160,000	192,411
UBS AG/London:
3.13%, 1/18/2016	EUR	200,000	272,707
3.50%, 7/15/2015	EUR	200,000	273,145
6.00%, 4/18/2018	EUR	300,000	464,503
6.63%, 4/11/2018	GBP	250,000	449,724

			1,652,490

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	300,000	387,664
2.63%, 11/19/2018	EUR	200,000	254,651

			642,315

UNITED KINGDOM — 11.7%
Abbey National Treasury Services PLC:
1.75%, 1/15/2018	EUR	100,000	128,715
3.38%, 10/20/2015	EUR	250,000	340,732
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	200,000	282,205
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	450,000	610,427
4.00%, 1/20/2017	EUR	350,000	494,520
4.13%, 3/15/2016	EUR	300,000	419,443
4.88%, 8/13/2019	EUR	250,000	373,974
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	200,000	300,650
5.88%, 3/12/2015	EUR	250,000	352,786
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	300,000	415,209
5.00%, 11/4/2036	GBP	200,000	315,900
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	300,000	402,188
2.99%, 2/18/2019	EUR	300,000	414,204
3.10%, 10/7/2014	EUR	100,000	134,085
3.83%, 10/6/2017	EUR	250,000	357,170
4.33%, 12/10/2018	GBP	100,000	166,825
British Telecommunications PLC:
6.50%, 7/7/2015	EUR	300,000	432,995
8.50%, 12/7/2016	GBP	50,000	91,533
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	305,145
7.00%, 9/19/2033	GBP	150,000	299,897
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	350,000	473,699
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	350,000	493,591
4.75%, 8/5/2019	EUR	550,000	822,100
5.13%, 9/18/2017	EUR	400,000	594,394
Diageo Finance PLC 6.63%, 12/5/2014	EUR	150,000	211,867
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015 (a)	EUR	350,000	483,895
4.25%, 12/18/2045	GBP	100,000	143,279
5.25%, 12/19/2033	GBP	200,000	346,273
5.25%, 4/10/2042	GBP	200,000	338,203
5.63%, 12/13/2017	EUR	150,000	231,516
6.38%, 3/9/2039	GBP	200,000	392,401
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	200,000	277,633

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

3.75%, 11/30/2016	EUR	250,000	$352,726
3.88%, 10/24/2018	EUR	300,000	432,791
4.00%, 1/15/2021	EUR	200,000	290,987
6.75%, 3/12/2015	AUD	300,000	288,824
Imperial Tobacco Finance PLC:
8.38%, 2/17/2016	EUR	200,000	306,347
9.00%, 2/17/2022	GBP	250,000	512,165
Lloyds TSB Bank PLC:
4.63%, 2/2/2017	EUR	200,000	285,652
5.38%, 9/3/2019	EUR	100,000	151,749
6.38%, 6/17/2016	EUR	400,000	593,677
6.50%, 9/17/2040	GBP	150,000	267,630
Nationwide Building Society:
3.13%, 4/3/2017	EUR	200,000	271,088
3.75%, 1/20/2015	EUR	200,000	270,055
5.63%, 9/9/2019	GBP	150,000	253,197
SABMiller PLC 4.50%, 1/20/2015	EUR	200,000	274,979
Standard Chartered Bank 4.38%, 1/18/2038	GBP	200,000	278,852
Standard Chartered PLC:
1.75%, 10/29/2017	EUR	100,000	129,195
3.63%, 12/15/2015	EUR	300,000	412,468
3.88%, 10/20/2016	EUR	200,000	278,734
4.13%, 1/18/2019	EUR	300,000	426,781
Tesco PLC:
5.88%, 9/12/2016	EUR	250,000	371,868
6.13%, 2/24/2022	GBP	150,000	261,622
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	150,000	241,041
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	496,765
5.38%, 9/30/2019	EUR	300,000	438,348
5.50%, 3/23/2020	EUR	200,000	295,066
7.50%, 4/29/2024	GBP	200,000	376,705
Vodafone Group PLC:
4.63%, 9/8/2014	GBP	100,000	157,536
4.65%, 1/20/2022	EUR	300,000	448,702
6.25%, 1/15/2016	EUR	300,000	440,345
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	169,939
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	342,259

			21,565,547

UNITED STATES — 15.0%
3M Co. 5.00%, 7/14/2014	EUR	150,000	203,981
American Express Credit Corp. 5.38%, 10/1/2014	GBP	150,000	238,923
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	141,678
AT&T, Inc.:
1.88%, 12/4/2020	EUR	100,000	126,046
2.50%, 3/15/2023	EUR	200,000	252,180
3.55%, 12/17/2032	EUR	200,000	256,050
4.25%, 6/1/2043	GBP	200,000	265,128
4.88%, 6/1/2044	GBP	200,000	293,201
5.88%, 4/28/2017	GBP	200,000	345,094
5.88%, 4/28/2017	GBP	50,000	86,274
6.13%, 4/2/2015	EUR	100,000	142,183
6.13%, 4/2/2015	EUR	150,000	213,274
7.00%, 4/30/2040	GBP	250,000	488,614
Bank of America Corp.:
4.63%, 8/7/2017	EUR	400,000	574,353
4.75%, 4/3/2017	EUR	250,000	359,220
5.13%, 9/26/2014	EUR	200,000	273,298
5.13%, 9/26/2014	EUR	100,000	136,649
6.13%, 9/15/2021	GBP	100,000	175,145
7.00%, 6/15/2016	EUR	300,000	452,344
7.00%, 7/31/2028	GBP	250,000	474,016
BMW US Capital LLC:
1.00%, 7/18/2017	EUR	200,000	256,411
5.00%, 5/28/2015	EUR	450,000	631,261
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	200,000	272,456
4.00%, 11/26/2015	EUR	200,000	276,568
4.38%, 1/30/2017	EUR	300,000	427,028
5.00%, 8/2/2019	EUR	350,000	516,587
7.38%, 9/4/2019	EUR	450,000	738,489
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	100,000	141,463
GE Capital European Funding 1.63%, 3/15/2018	EUR	200,000	260,328
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	150,000	250,667
5.88%, 5/13/2041	GBP	200,000	340,457
6.45%, 12/10/2031	GBP	150,000	271,985
6.75%, 12/3/2026	GBP	150,000	281,925
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	200,000	274,965
4.88%, 5/30/2017	EUR	100,000	146,468
International Business Machines Corp.:
1.38%, 11/19/2019	EUR	100,000	126,105
1.38%, 11/19/2019	EUR	100,000	126,105
Johnson & Johnson:
4.75%, 11/6/2019	EUR	150,000	233,340
4.75%, 11/6/2019	EUR	100,000	155,560
JPMorgan Chase & Co.:
1.88%, 11/21/2019	EUR	200,000	256,134
2.75%, 8/24/2022	EUR	300,000	393,924
2.75%, 2/1/2023	EUR	100,000	130,027
3.75%, 6/15/2016	EUR	400,000	559,054
3.88%, 9/23/2020	EUR	300,000	430,397
5.25%, 1/14/2015	EUR	250,000	347,324
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	200,000	275,582
Merrill Lynch & Co., Inc. 7.75%, 4/30/2018	GBP	200,000	367,217
Morgan Stanley:
2.25%, 3/12/2018	EUR	200,000	255,895
3.75%, 9/21/2017	EUR	200,000	273,829
4.00%, 11/17/2015	EUR	400,000	548,177
4.38%, 10/12/2016	EUR	200,000	278,992

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

4.50%, 10/29/2014	EUR	200,000	$271,273
4.50%, 2/23/2016	EUR	250,000	346,377
5.38%, 8/10/2020	EUR	300,000	439,287
5.50%, 10/2/2017	EUR	200,000	291,925
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	300,000	433,391
5.75%, 6/3/2021	EUR	350,000	571,681
6.50%, 6/3/2038	GBP	350,000	699,399
Philip Morris International, Inc. 1.75%, 3/19/2020	EUR	200,000	252,171
Roche Holdings, Inc.:
5.50%, 3/4/2015	GBP	200,000	326,069
5.63%, 3/4/2016	EUR	500,000	734,044
6.50%, 3/4/2021	EUR	350,000	597,069
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	200,000	255,454
The Goldman Sachs Group, Inc.:
3.25%, 2/1/2023	EUR	200,000	258,192
4.00%, 2/2/2015	EUR	530,000	719,060
4.38%, 3/16/2017	EUR	250,000	350,808
4.50%, 5/9/2016	EUR	200,000	279,861
4.50%, 1/30/2017	EUR	200,000	282,619
5.13%, 10/16/2014	EUR	50,000	68,392
5.13%, 10/16/2014	EUR	200,000	273,569
5.13%, 10/23/2019	EUR	200,000	296,636
6.38%, 5/2/2018	EUR	150,000	230,490
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	200,000	253,291
4.88%, 5/11/2027	EUR	150,000	239,673
5.13%, 10/24/2017	EUR	250,000	378,285
Toyota Motor Credit Corp.:
1.25%, 8/1/2017	EUR	200,000	260,767
6.63%, 2/3/2016	EUR	200,000	298,716
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	315,687
4.88%, 1/19/2039	GBP	150,000	246,684
5.25%, 9/28/2035	GBP	150,000	258,781
5.63%, 3/27/2034	GBP	250,000	454,682
Wells Fargo & Co.:
2.25%, 5/2/2023	EUR	200,000	249,979
2.63%, 8/16/2022	EUR	150,000	195,741
4.13%, 11/3/2016	EUR	50,000	71,322
4.13%, 11/3/2016	EUR	350,000	499,252
4.63%, 11/2/2035	GBP	200,000	299,566
Zurich Finance USA, Inc.:
4.50%, 9/17/2014	EUR	50,000	67,941
4.50%, 9/17/2014	EUR	150,000	203,823

			27,614,328

TOTAL CORPORATE BONDS & NOTES —
(Cost $182,152,304)			180,380,826

	Shares
SHORT TERM INVESTMENTS — 1.2%
MONEY MARKET FUNDS — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		2,067,217	2,067,217
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)		184,688	184,688

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $2,251,905)			2,251,905

TOTAL INVESTMENTS — 99.0% (g)
(Cost $184,404,209)			182,632,731
OTHER ASSETS & LIABILITIES — 1.0%			1,880,684

NET ASSETS — 100.0%			$184,513,415

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

At June 30, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

7/5/2013	246,000,000	JPY	1,902,336	EUR	$(3,718)	Barclays Bank PLC
7/5/2013	1,643,048	EUR	216,000,000	JPY	38,746	JPMorgan Chase Bank NA
7/5/2013	235,582	EUR	30,000,000	JPY	(4,213)	UBS AG London
8/7/2013	1,902,343	EUR	246,000,000	JPY	3,708	Barclays Bank PLC

					$34,523

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

AUD = Australian Dollar
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
JPY = Japanese Yen
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.7%
BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2015 (a)	BRL	2,410,000	$944,946
Zero Coupon, 7/1/2015 (a)	BRL	3,100,000	1,153,696
Zero Coupon, 1/1/2016 (a)	BRL	6,160,000	2,165,457
Zero Coupon, 7/1/2016 (a)	BRL	3,750,000	1,249,810
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2015	BRL	7,325,000	3,318,446
10.00%, 1/1/2017	BRL	4,440,000	1,968,150
10.00%, 1/1/2018	BRL	1,440,000	632,917
10.00%, 1/1/2019	BRL	200,000	91,381
10.00%, 1/1/2021	BRL	2,280,000	989,124
10.00%, 1/1/2023	BRL	900,000	387,010
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	145,764
10.25%, 1/10/2028	BRL	250,000	116,000

			13,162,701

CHILE — 1.6%
Bonos del Banco Central de Chile en Pesos:
6.00%, 5/1/2015	CLP	50,000,000	100,792
6.00%, 2/1/2016	CLP	130,000,000	262,829
6.00%, 8/1/2016	CLP	140,000,000	283,987
6.00%, 1/1/2017	CLP	25,000,000	50,702
6.00%, 6/1/2017	CLP	60,000,000	122,361
6.00%, 3/1/2018	CLP	80,000,000	163,243
6.00%, 2/1/2021	CLP	85,000,000	175,294
6.00%, 3/1/2022	CLP	105,000,000	217,162
6.00%, 3/1/2023	CLP	50,000,000	103,964
Chile Government International Bond:
5.50%, 8/5/2020	CLP	50,000,000	99,566
5.50%, 8/5/2020	CLP	47,000,000	93,592

			1,673,492

COLOMBIA — 4.4%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	184,000,000	83,842
7.75%, 4/14/2021	COP	50,000,000	29,093
9.85%, 6/28/2027	COP	255,000,000	173,459
12.00%, 10/22/2015	COP	265,000,000	157,593
12.00%, 10/22/2015	COP	95,000,000	56,496
Colombian TES:
7.00%, 5/4/2022	COP	500,000,000	260,065
7.25%, 6/15/2016	COP	1,500,000,000	807,922
7.50%, 8/26/2026	COP	1,000,000,000	519,974
8.00%, 10/28/2015	COP	740,000,000	405,702
10.00%, 7/24/2024	COP	500,000,000	324,712
11.00%, 7/24/2020	COP	1,500,000,000	951,146
11.25%, 10/24/2018	COP	500,000,000	322,693
13.50%, 9/12/2014	COP	1,000,000,000	574,239

			4,666,936

CZECH REPUBLIC — 3.9%
Czech Republic Government Bond:
3.40%, 9/1/2015	CZK	10,600,000	562,011
3.75%, 9/12/2020	CZK	11,000,000	607,715
3.85%, 9/29/2021	CZK	8,600,000	478,996
4.00%, 4/11/2017	CZK	7,400,000	405,864
4.20%, 12/4/2036	CZK	6,400,000	359,569
4.60%, 8/18/2018	CZK	1,400,000	80,183
4.70%, 9/12/2022	CZK	9,800,000	585,311
5.00%, 4/11/2019	CZK	9,600,000	562,076
5.70%, 5/25/2024	CZK	1,500,000	98,003
6.95%, 1/26/2016	CZK	7,900,000	454,240

			4,193,968

HUNGARY — 3.2%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	152,000,000	681,161
5.50%, 12/22/2016	HUF	40,000,000	179,230
6.00%, 11/24/2023	HUF	34,000,000	149,137
6.50%, 6/24/2019	HUF	90,000,000	416,955
6.75%, 8/22/2014	HUF	75,000,000	340,217
6.75%, 2/24/2017	HUF	50,000,000	232,279
6.75%, 11/24/2017	HUF	47,000,000	218,533
7.00%, 6/24/2022	HUF	49,000,000	229,623
7.50%, 11/12/2020	HUF	94,200,000	456,667
7.75%, 8/24/2015	HUF	45,000,000	210,976
8.00%, 2/12/2015	HUF	69,500,000	322,926

			3,437,704

INDONESIA — 4.5%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	500,000,000	47,821
5.63%, 5/15/2023	IDR	965,000,000	86,813
6.13%, 5/15/2028	IDR	1,030,000,000	89,868
6.25%, 4/15/2017	IDR	1,500,000,000	149,994
6.38%, 4/15/2042	IDR	3,000,000,000	249,651
6.63%, 5/15/2033	IDR	1,500,000,000	132,897
7.00%, 5/15/2022	IDR	3,400,000,000	338,633
7.00%, 5/15/2027	IDR	3,800,000,000	359,978
7.38%, 9/15/2016	IDR	1,735,000,000	179,014
8.25%, 7/15/2021	IDR	4,340,000,000	467,219
8.25%, 6/15/2032	IDR	2,010,000,000	210,666
8.38%, 9/15/2026	IDR	500,000,000	53,407
9.50%, 6/15/2015	IDR	4,670,000,000	495,996
9.50%, 7/15/2031	IDR	580,000,000	67,577
9.50%, 5/15/2041	IDR	2,000,000,000	235,777
9.75%, 5/15/2037	IDR	1,250,000,000	150,501
10.00%, 9/15/2024	IDR	1,000,000,000	119,697
10.00%, 2/15/2028	IDR	1,400,000,000	168,573
10.50%, 8/15/2030	IDR	2,600,000,000	327,396
11.00%, 11/15/2020	IDR	4,250,000,000	524,814
11.00%, 9/15/2025	IDR	2,950,000,000	377,786

			4,834,078

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

ISRAEL — 4.5%
Israel Government Bond — Fixed:
3.50%, 8/31/2014	ILS	600,000	$169,030
4.00%, 1/31/2018	ILS	900,000	264,375
4.25%, 8/31/2016	ILS	1,300,000	383,286
4.25%, 3/31/2023	ILS	1,000,000	284,832
4.50%, 1/30/2015	ILS	2,260,000	651,043
5.00%, 1/31/2020	ILS	1,200,000	368,046
5.50%, 2/28/2017	ILS	1,450,000	446,974
5.50%, 1/31/2022	ILS	1,820,000	570,918
5.50%, 1/31/2042	ILS	600,000	175,936
6.00%, 2/28/2019	ILS	2,000,000	643,005
6.25%, 10/30/2026	ILS	1,260,000	417,903
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	1,400,000	431,154

			4,806,502

MALAYSIA — 4.6%
Malaysia Government Bond:
3.20%, 10/15/2015	MYR	860,000	271,560
3.31%, 10/31/2017	MYR	1,210,000	381,627
3.49%, 3/31/2020	MYR	750,000	236,382
3.50%, 5/31/2027	MYR	600,000	184,307
3.58%, 9/28/2018	MYR	1,000,000	316,878
3.74%, 2/27/2015	MYR	1,475,000	470,941
3.84%, 4/15/2033	MYR	200,000	62,045
3.89%, 3/15/2027	MYR	300,000	96,655
4.01%, 9/15/2017	MYR	970,000	313,208
4.13%, 4/15/2032	MYR	300,000	97,308
4.16%, 7/15/2021	MYR	1,990,000	650,110
4.23%, 6/30/2031	MYR	200,000	65,690
4.26%, 9/15/2016	MYR	3,210,000	1,042,112
4.38%, 11/29/2019	MYR	840,000	278,072
4.39%, 4/15/2026	MYR	1,200,000	401,561
4.50%, 4/15/2030	MYR	100,000	34,353

			4,902,809

MEXICO — 9.4%
Mexican Bonos:
5.00%, 6/15/2017	MXN	10,500,000	807,215
6.00%, 6/18/2015	MXN	9,600,000	759,215
6.25%, 6/16/2016	MXN	6,000,000	482,966
6.50%, 6/10/2021	MXN	3,500,000	283,314
6.50%, 6/9/2022	MXN	8,800,000	710,096
7.50%, 6/3/2027	MXN	21,920,000	1,884,726
7.75%, 12/14/2017	MXN	9,800,000	829,591
7.75%, 5/29/2031	MXN	1,500,000	127,264
7.75%, 11/13/2042	MXN	5,700,000	471,289
8.00%, 6/11/2020	MXN	5,400,000	472,926
8.50%, 5/31/2029	MXN	8,250,000	754,943
8.50%, 11/18/2038	MXN	2,000,000	178,844
9.50%, 12/18/2014	MXN	8,800,000	725,983
10.00%, 11/20/2036	MXN	5,300,000	541,650
United Mexican States:
7.00%, 6/19/2014	MXN	1,100,000	86,800
7.25%, 12/15/2016	MXN	7,300,000	604,019
8.50%, 12/13/2018	MXN	3,500,000	307,559

			10,028,400

NIGERIA — 2.1%
Nigeria Government Bond:
4.00%, 4/23/2015	NGN	100,000,000	520,113
7.00%, 10/23/2019	NGN	127,000,000	554,032
10.00%, 7/23/2030	NGN	75,000,000	358,203
15.10%, 4/27/2017	NGN	29,000,000	184,261
16.39%, 1/27/2022	NGN	95,000,000	652,825

			2,269,434

PERU — 1.8%
Peru Government Bond 6.95%, 8/12/2031	PEN	390,000	145,766
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	1,040,000	377,570
6.90%, 8/12/2037	PEN	400,000	147,707
7.84%, 8/12/2020	PEN	1,100,000	455,065
8.20%, 8/12/2026	PEN	1,160,000	509,283
8.60%, 8/12/2017	PEN	550,000	230,537
9.91%, 5/5/2015	PEN	265,000	106,076

			1,972,004

PHILIPPINES — 4.2%
Philippine Government Bond:
5.00%, 8/18/2018	PHP	7,000,000	173,930
5.75%, 11/24/2021	PHP	3,000,000	79,385
5.88%, 1/31/2018	PHP	9,400,000	240,990
5.88%, 12/16/2020	PHP	18,900,000	497,653
6.13%, 10/24/2037	PHP	18,000,000	469,667
6.38%, 1/19/2022	PHP	19,200,000	503,118
7.00%, 1/27/2016	PHP	23,400,000	593,870
7.00%, 3/31/2017	PHP	6,000,000	157,518
7.38%, 3/3/2021	PHP	10,000,000	287,267
7.75%, 2/18/2020	PHP	4,100,000	117,344
7.88%, 2/19/2019	PHP	5,000,000	141,186
8.00%, 7/19/2031	PHP	10,987,338	346,270
8.13%, 12/16/2035	PHP	19,600,000	624,537
8.38%, 5/22/2015	PHP	1,800,000	45,721
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	245,660

			4,524,116

POLAND — 7.4%
Poland Government Bond:
Zero Coupon, 7/25/2015 (a)	PLN	1,300,000	366,506
2.50%, 7/25/2018	PLN	1,000,000	283,008
3.75%, 4/25/2018	PLN	1,850,000	556,219
4.00%, 10/25/2023	PLN	1,500,000	437,233
4.75%, 10/25/2016	PLN	2,100,000	656,662
4.75%, 4/25/2017	PLN	150,000	46,947
5.00%, 4/25/2016	PLN	2,150,000	673,394
5.25%, 10/25/2017	PLN	2,100,000	670,246
5.25%, 10/25/2020	PLN	3,940,000	1,270,401
5.50%, 4/25/2015	PLN	2,390,000	748,205
5.50%, 10/25/2019	PLN	1,450,000	473,083
5.75%, 10/25/2021	PLN	1,800,000	597,325

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount		Value

5.75%, 9/23/2022	PLN	800,000	$264,998
5.75%, 4/25/2029	PLN	530,000	181,969
6.25%, 10/24/2015	PLN	2,100,000	672,862

			7,899,058

ROMANIA — 2.0%
Romania Government Bond:
5.60%, 11/28/2018	RON	800,000	233,765
5.75%, 1/27/2016	RON	2,000,000	588,591
5.85%, 4/26/2023	RON	550,000	162,603
5.90%, 7/26/2017	RON	970,000	283,440
6.00%, 4/30/2016	RON	1,400,000	414,592
6.25%, 10/25/2014	RON	1,700,000	502,192

			2,185,183

RUSSIA — 5.8%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	49,000,000	1,453,500
6.90%, 8/3/2016	RUB	32,500,000	999,909
6.90%, 2/6/2036	RUB	4,500,000	118,573
7.05%, 1/19/2028	RUB	15,000,000	421,515
7.35%, 1/20/2016	RUB	14,300,000	445,405
7.40%, 6/14/2017	RUB	22,620,000	701,793
7.50%, 3/15/2018	RUB	5,000,000	157,071
7.50%, 2/27/2019	RUB	1,300,000	40,194
7.60%, 4/14/2021	RUB	7,000,000	217,077
7.60%, 7/20/2022	RUB	18,000,000	552,425
8.15%, 2/3/2027	RUB	24,500,000	766,465
11.20%, 12/17/2014	RUB	6,400,000	208,407
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	158,782

			6,241,116

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,200,000	324,051
6.50%, 2/28/2041	ZAR	6,000,000	465,600
6.75%, 3/31/2021	ZAR	5,800,000	560,398
7.00%, 2/28/2031	ZAR	3,200,000	280,010
7.25%, 1/15/2020	ZAR	2,950,000	295,562
7.75%, 2/28/2023	ZAR	3,600,000	365,686
8.00%, 12/21/2018	ZAR	5,100,000	535,307
8.25%, 9/15/2017	ZAR	5,800,000	613,139
8.75%, 12/21/2014	ZAR	1,200,000	125,959
10.50%, 12/21/2026	ZAR	5,800,000	708,220
13.50%, 9/15/2015	ZAR	4,620,000	535,061

			4,808,993

SOUTH KOREA — 12.5%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	1,914,000,000	1,670,685
2.75%, 9/10/2017	KRW	600,000,000	517,857
2.75%, 3/10/2018	KRW	530,000,000	456,218
3.00%, 3/10/2023	KRW	300,000,000	254,187
3.00%, 12/10/2042	KRW	250,000,000	192,855
3.25%, 12/10/2014	KRW	1,910,000,000	1,683,613
3.75%, 6/10/2022	KRW	850,000,000	764,459
4.00%, 3/10/2016	KRW	825,000,000	742,556
4.00%, 12/10/2031	KRW	470,000,000	435,648
4.25%, 9/10/2014	KRW	675,000,000	601,613
4.25%, 6/10/2021	KRW	667,000,000	619,833
4.50%, 3/10/2015	KRW	1,050,000,000	944,711
4.75%, 12/10/2030	KRW	970,000,000	980,192
5.00%, 6/10/2020	KRW	1,550,000,000	1,499,070
5.25%, 9/10/2015	KRW	1,160,000,000	1,066,440
5.50%, 12/10/2029	KRW	280,000,000	304,675
5.75%, 9/10/2018	KRW	660,000,000	648,080

			13,382,692

THAILAND — 4.5%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	376,520
3.13%, 12/11/2015	THB	13,150,000	425,637
3.25%, 6/16/2017	THB	7,600,000	245,365
3.45%, 3/8/2019	THB	19,500,000	627,861
3.58%, 12/17/2027	THB	800,000	24,294
3.63%, 5/22/2015	THB	12,300,000	402,124
3.63%, 6/16/2023	THB	2,000,000	63,619
3.65%, 12/17/2021	THB	22,700,000	729,069
3.65%, 6/20/2031	THB	8,000,000	235,889
3.78%, 6/25/2032	THB	4,500,000	133,686
3.80%, 6/14/2041	THB	15,000,000	423,164
3.85%, 12/12/2025	THB	2,500,000	79,497
3.88%, 6/13/2019	THB	1,000,000	32,876
4.13%, 11/18/2016	THB	8,000,000	266,263
4.75%, 12/20/2024	THB	7,000,000	243,115
5.13%, 3/13/2018	THB	6,000,000	208,279
5.40%, 7/27/2016	THB	1,100,000	37,883
5.67%, 3/13/2028	THB	1,700,000	63,732
5.85%, 3/31/2021	THB	5,900,000	218,016

			4,836,889

TURKEY — 4.5%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	900,000	434,381
6.50%, 1/7/2015	TRY	1,850,000	942,522
7.10%, 3/8/2023	TRY	400,000	190,728
7.50%, 9/24/2014	TRY	850,000	439,659
8.50%, 9/14/2022	TRY	800,000	418,772
9.00%, 1/27/2016	TRY	1,710,000	908,420
9.00%, 3/8/2017	TRY	700,000	374,589
9.50%, 1/12/2022	TRY	800,000	439,503
10.50%, 1/15/2020	TRY	1,060,000	610,910

			4,759,484

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $109,943,931)			104,585,559

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Navigator Securities Lending Prime Portfolio (d)(e)(f) (Cost $8,500)	8,500	$8,500

TOTAL INVESTMENTS — 97.7% (g)
(Cost $109,952,431)		104,594,059
OTHER ASSETS & LIABILITIES — 2.3%		2,460,508

NET ASSETS — 100.0%		$107,054,567

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 2.0%
Aviation Capital Group Corp.:
6.75%, 4/6/2021 (a)	$12,032,000	$12,671,597
7.13%, 10/15/2020 (a)	4,491,000	4,897,373
BE Aerospace, Inc.:
5.25%, 4/1/2022	20,233,000	20,131,835
6.88%, 10/1/2020	10,862,000	11,730,960
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	10,850,000	11,094,125
6.13%, 1/15/2023 (a)	20,566,000	20,411,755
7.75%, 3/15/2020 (a)	14,744,000	16,365,840
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	10,288,000	9,876,480
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/2018	10,900,000	11,649,375
7.13%, 3/15/2021	6,671,000	7,171,325
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	11,217,000	12,002,190
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/2020 (a)	6,091,000	6,121,455
TransDigm, Inc.:
5.50%, 10/15/2020 (a)	8,750,000	8,268,750
7.50%, 7/15/2021 (a)	4,600,000	4,703,500
7.75%, 12/15/2018	22,863,000	24,063,307

		181,159,867

AIRLINES — 0.3%
Air Canada 9.25%, 8/1/2015 (a)	9,730,000	10,192,175
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	12,235,000	12,571,463
US Airways Group, Inc. 6.13%, 6/1/2018	7,873,000	7,439,985

		30,203,623

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	8,000,000	8,120,000
Continental Rubber of America Corp. 4.50%, 9/15/2019 (a)	16,492,000	16,981,400
Delphi Corp.:
5.00%, 2/15/2023	13,400,000	13,768,500
5.88%, 5/15/2019	6,000,000	6,375,000
6.13%, 5/15/2021	8,959,000	9,765,310
Lear Corp. 4.75%, 1/15/2023 (a)	7,353,000	6,985,350
Tenneco, Inc. 6.88%, 12/15/2020	3,644,000	3,899,080
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	14,769,000	15,027,458
7.00%, 5/15/2022	11,000,000	11,275,000
8.25%, 8/15/2020	15,623,000	17,107,185

		109,304,283

AUTOMOBILES — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019	24,002,000	26,192,182
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021	27,045,000	29,850,919
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	9,979,000	9,679,630
Navistar International Corp. 8.25%, 11/1/2021	20,861,000	20,495,933

		86,218,664

BEVERAGES — 0.4%
Constellation Brands, Inc.:
3.75%, 5/1/2021	9,005,000	8,430,931
4.25%, 5/1/2023	15,625,000	14,746,094
6.00%, 5/1/2022	10,489,000	11,249,452

		34,426,477

BUILDING PRODUCTS — 0.7%
Associated Materials LLC 9.13%, 11/1/2017	9,275,000	9,738,750
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	16,545,000	17,579,062
Griffon Corp. 7.13%, 4/1/2018	2,565,000	2,686,838
Nortek, Inc. 8.50%, 4/15/2021	6,575,000	7,035,250
Ply Gem Industries, Inc. 8.25%, 2/15/2018	20,995,000	22,359,675
Texas Industries, Inc. 9.25%, 8/15/2020	4,357,000	4,694,667

		64,094,242

CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	8,720,000	8,807,200
6.38%, 11/15/2019	13,500,000	13,702,500

		22,509,700

CHEMICALS — 2.8%
Ashland, Inc.:
3.00%, 3/15/2016 (a)	8,454,000	8,496,270
3.88%, 4/15/2018 (a)	12,869,000	12,740,310
4.75%, 8/15/2022 (a)	10,000,000	9,900,000
Celanese US Holdings LLC:
4.63%, 11/15/2022	8,385,000	8,227,781
6.63%, 10/15/2018	9,756,000	10,316,970
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)	11,931,000	11,453,760
Hexion US Finance Corp. 6.63%, 4/15/2020 (a)	15,362,000	15,323,595
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	17,635,000	17,987,700
Huntsman International LLC:
4.88%, 11/15/2020	6,425,000	6,344,688
8.63%, 3/15/2021	6,109,000	6,704,628
Ineos Finance PLC:
7.50%, 5/1/2020 (a)	9,854,000	10,469,875
8.38%, 2/15/2019 (a)	16,195,000	17,693,037

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Ineos Group Holdings SA 6.13%, 8/15/2018 (a)	$11,936,000	$11,398,880
Momentive Performance Materials, Inc.:
8.88%, 10/15/2020	17,755,000	18,553,975
9.00%, 1/15/2021	12,300,000	10,547,250
PolyOne Corp. 5.25%, 3/15/2023 (a)	10,813,000	10,650,805
PQ Corp. 8.75%, 5/1/2018 (a)	11,050,000	11,326,250
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	21,649,000	21,757,245
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	11,650,000	11,912,125
Tronox Finance LLC 6.38%, 8/15/2020 (a)	14,898,000	14,041,365
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	9,621,000	9,813,420

		255,659,929

COMMERCIAL BANKS — 1.6%
CIT Group, Inc.:
4.25%, 8/15/2017	27,912,000	28,051,560
4.75%, 2/15/2015 (a)	21,121,000	21,464,216
5.50%, 2/15/2019 (a)	27,150,000	28,032,375
Provident Funding Associates LP/ PFG Finance Corp. 6.75%, 6/15/2021 (a)	7,862,000	7,842,345
Royal Bank of Scotland Group PLC:
6.10%, 6/10/2023	17,000,000	16,128,121
6.13%, 12/15/2022	36,344,000	34,583,860
SMFG Preferred Capital USD 3, Ltd. 9.50%, 12/31/2049 (a)(b)	12,070,000	14,966,800

		151,069,277

COMMERCIAL SERVICES — 0.5%
Ceridian Corp.:
8.88%, 7/15/2019 (a)	11,795,000	13,107,194
11.25%, 11/15/2015	13,820,000	14,010,025
National Money Mart Co. 10.38%, 12/15/2016	9,113,000	9,659,780
RR Donnelley & Sons Co. 7.25%, 5/15/2018	9,673,000	10,011,555

		46,788,554

COMMERCIAL SERVICES & SUPPLIES — 2.5%
ACCO Brands Corp. 6.75%, 4/30/2020	8,275,000	8,326,719
ADS Waste Holdings, Inc. 8.25%, 10/1/2020 (a)	1,000,000	1,020,000
APX Group, Inc. 8.75%, 12/1/2020 (a)	11,020,000	10,496,550
ARAMARK Corp. 5.75%, 3/15/2020 (a)	15,500,000	15,848,750
Ashtead Capital, Inc. 6.50%, 7/15/2022 (a)	2,725,000	2,840,813
Clean Harbors, Inc.:
5.13%, 6/1/2021	9,484,000	9,555,130
5.25%, 8/1/2020	11,380,000	11,550,700
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	10,148,000	10,300,220
H&E Equipment Services, Inc. 7.00%, 9/1/2022	10,730,000	11,186,025
Interactive Data Corp. 10.25%, 8/1/2018	8,355,000	9,253,162
Iron Mountain, Inc.:
5.75%, 8/15/2024	15,549,000	14,577,187
8.38%, 8/15/2021	7,742,000	8,235,553
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	5,600,000	5,852,000
Laureate Education, Inc. 9.25%, 9/1/2019 (a)	22,637,000	24,221,590
Pharmaceutical Product Development, Inc. 9.50%, 12/1/2019 (a)	9,096,000	10,051,080
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	8,845,000	8,668,100
ServiceMaster Co.:
7.00%, 8/15/2020	12,193,000	11,568,109
8.00%, 2/15/2020	8,505,000	8,483,737
Tervita Corp. 8.00%, 11/15/2018 (a)	9,800,000	9,849,000
The Hertz Corp.:
5.88%, 10/15/2020	5,143,000	5,297,290
6.75%, 4/15/2019	28,625,000	30,270,937
7.50%, 10/15/2018	500,000	536,250

		227,988,902

COMPUTERS & PERIPHERALS — 1.4%
iGate Corp. 9.00%, 5/1/2016	11,782,000	12,253,280
Infor US, Inc.:
9.38%, 4/1/2019	15,729,000	17,046,304
11.50%, 7/15/2018	9,100,000	10,305,750
NCR Corp.:
4.63%, 2/15/2021	8,323,000	7,948,465
5.00%, 7/15/2022	8,889,000	8,577,885
Seagate HDD Cayman:
4.75%, 6/1/2023 (a)	16,208,000	15,113,960
6.88%, 5/1/2020	9,195,000	9,746,700
7.00%, 11/1/2021	8,000,000	8,560,000
SunGard Data Systems, Inc.:
6.63%, 11/1/2019 (a)	16,400,000	16,482,000
7.38%, 11/15/2018	14,318,000	15,105,490
7.63%, 11/15/2020	12,000,000	12,720,000

		133,859,834

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co.:
6.50%, 12/1/2016	7,773,000	8,414,273
7.50%, 6/15/2021	10,292,000	11,527,040

		19,941,313

CONSUMER FINANCE — 0.8%
SLM Corp.:
6.00%, 1/25/2017	12,010,000	12,550,450
6.25%, 1/25/2016	29,033,000	30,774,980

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

8.00%, 3/25/2020	$30,000,000	$32,475,000

		75,800,430

CONTAINERS & PACKAGING — 1.9%
Ardagh Packaging Finance PLC:
7.38%, 10/15/2017 (a)	7,200,000	7,686,000
9.13%, 10/15/2020 (a)	11,172,000	11,912,145
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.00%, 11/15/2020 (a)	14,531,000	14,004,251
Ball Corp.:
4.00%, 11/15/2023	12,400,000	11,470,000
5.00%, 3/15/2022	17,420,000	17,332,900
5.75%, 5/15/2021	4,970,000	5,230,925
6.75%, 9/15/2020	8,370,000	9,018,675
Berry Plastics Corp.:
9.50%, 5/15/2018	8,000,000	8,700,000
9.75%, 1/15/2021	13,250,000	14,972,500
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	10,814,000	11,462,840
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)	16,343,000	15,403,278
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	8,076,000	9,004,740
Sealed Air Corp.:
8.13%, 9/15/2019 (a)	12,750,000	14,216,250
8.38%, 9/15/2021 (a)	13,674,000	15,451,620
Silgan Holdings, Inc. 5.00%, 4/1/2020	8,125,000	8,043,750

		173,909,874

DISTRIBUTORS — 1.0%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	8,457,000	8,309,003
HD Supply, Inc.:
7.50%, 7/15/2020 (a)	21,403,000	21,670,537
8.13%, 4/15/2019	20,269,000	22,194,555
11.50%, 7/15/2020	16,000,000	18,560,000
LKQ Corp. 4.75%, 5/15/2023 (a)	9,600,000	9,168,000
VWR Funding, Inc. 7.25%, 9/15/2017	11,155,000	11,545,425

		91,447,520

DIVERSIFIED CONSUMER SERVICES — 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	52,754,000	53,149,655
9.00%, 4/15/2019	24,750,000	25,554,375
9.88%, 8/15/2019	32,750,000	35,042,500

		113,746,530

DIVERSIFIED FINANCIAL SERVICES — 4.4%
Aircastle, Ltd.:
6.25%, 12/1/2019	8,545,000	8,876,119
6.75%, 4/15/2017	9,000,000	9,450,000
Ally Financial, Inc.:
8.00%, 3/15/2020	32,000,000	37,160,000
8.00%, 11/1/2031	29,000,000	34,872,500
8.30%, 2/12/2015	28,468,000	30,674,270
Alphabet Holding Co., Inc. 7.75%, 11/1/2017	3,000,000	3,075,000
CEVA Group PLC 8.38%, 12/1/2017 (a)	16,350,000	16,023,000
CNH Capital LLC:
3.63%, 4/15/2018 (a)	9,912,000	9,441,180
3.88%, 11/1/2015	11,550,000	11,607,750
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)	15,586,000	15,332,727
3.25%, 5/15/2018 (a)	11,443,000	11,128,317
4.75%, 8/15/2017 (a)	15,926,000	16,324,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/2016	5,000,000	5,162,500
8.00%, 1/15/2018	41,291,000	43,355,550
International Lease Finance Corp.:
6.25%, 5/15/2019	22,000,000	22,605,000
8.63%, 9/15/2015	20,120,000	22,031,400
8.75%, 3/15/2017	19,517,000	21,737,059
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	8,929,000	8,661,130
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(b)(c)	14,865,000	16,351,500
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021	11,425,000	10,968,000
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (a)	9,250,000	9,273,125
9.50%, 10/15/2020 (a)	12,043,000	11,982,785
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	8,125,000	8,673,438
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	10,308,000	11,416,110
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	16,465,000	17,041,275

		413,223,885

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.7%
CenturyLink, Inc.:
5.63%, 4/1/2020	15,188,000	15,339,880
5.80%, 3/15/2022	23,310,000	22,960,350
6.45%, 6/15/2021	18,000,000	18,765,000
Cincinnati Bell, Inc.:
8.25%, 10/15/2017	7,000,000	7,297,500
8.75%, 3/15/2018	9,961,000	9,973,451
CommScope, Inc. 8.25%, 1/15/2019 (a)	21,595,000	23,052,662
Cricket Communications, Inc. 7.75%, 10/15/2020	23,921,000	22,964,160
Frontier Communications Corp.:
7.13%, 1/15/2023	13,940,000	13,870,300
7.63%, 4/15/2024	5,000,000	5,012,500
8.50%, 4/15/2020	17,985,000	19,828,462

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	$17,450,000	$18,497,000
7.63%, 6/15/2021	14,500,000	15,406,250
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	13,325,000	13,858,000
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)	30,720,000	28,876,800
7.25%, 10/15/2020	30,000,000	31,500,000
7.50%, 4/1/2021	15,250,000	16,012,500
Intelsat Luxembourg SA 7.75%, 6/1/2021 (a)	30,521,000	30,826,210
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(b)	11,500,000	10,860,198
Level 3 Financing, Inc.:
7.00%, 6/1/2020	10,000,000	9,975,000
8.13%, 7/1/2019	20,085,000	21,089,250
8.63%, 7/15/2020	14,500,000	15,442,500
Lynx I Corp. 5.38%, 4/15/2021 (a)	15,194,000	15,269,970
Lynx II Corp. 6.38%, 4/15/2023 (a)	7,500,000	7,556,250
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	250,000	263,750
SBA Telecommunications, Inc. 5.75%, 7/15/2020 (a)	21,841,000	21,895,602
Softbank Corp. 4.50%, 4/15/2020 (a)	25,905,000	24,965,944
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	13,311,000	13,577,220
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)	13,000,000	13,747,500
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	12,175,000	12,601,125
ViaSat, Inc. 6.88%, 6/15/2020	8,000,000	8,440,000
West Corp.:
7.88%, 1/15/2019	10,765,000	11,195,600
8.63%, 10/1/2018	9,496,000	10,148,850
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	20,300,000	20,452,250
11.75%, 7/15/2017 (a)	29,500,000	30,680,000
Wind Acquisition Holdings Finance SA PIK 12.25%, 7/15/2017 (a)	19,500,000	19,646,250
Windstream Corp.:
6.38%, 8/1/2023	10,500,000	9,817,500
7.75%, 10/15/2020	11,700,000	12,109,500
7.88%, 11/1/2017	17,345,000	19,036,138

		622,811,422

ELECTRIC UTILITIES — 3.4%
AES Corp. 4.88%, 5/15/2023	12,567,000	11,718,728
Calpine Corp.:
7.25%, 10/15/2017 (a)	13,962,000	14,555,385
7.50%, 2/15/2021 (a)	34,439,000	36,763,632
7.88%, 1/15/2023 (a)	18,000,000	19,350,000
DPL, Inc. 7.25%, 10/15/2021	13,650,000	14,127,750
Dynegy, Inc. 5.88%, 6/1/2023 (a)	8,234,000	7,492,940
EDP Finance BV 4.90%, 10/1/2019 (a)	15,223,000	14,956,598
Energy Future Holdings Corp. 12.25%, 3/1/2022 (a)	32,500,000	35,912,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	33,092,000	36,235,740
GenOn Energy, Inc.:
9.50%, 10/15/2018	11,020,000	12,232,200
9.88%, 10/15/2020	9,101,000	10,011,100
InterGen NV 7.00%, 6/30/2023 (a)	12,149,000	11,845,275
NRG Energy, Inc.:
7.63%, 1/15/2018	17,600,000	18,832,000
7.88%, 5/15/2021	18,450,000	19,695,375
8.25%, 9/1/2020	17,585,000	18,947,837
Puget Energy, Inc. 6.00%, 9/1/2021	8,530,000	9,167,208
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. 11.50%, 10/1/2020 (a)	13,000,000	9,717,500
The AES Corp. 7.38%, 7/1/2021	15,274,000	16,763,215

		318,324,983

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
313 Group, Inc. 6.38%, 12/1/2019 (a)	16,875,000	16,031,250
Belden, Inc. 5.50%, 9/1/2022 (a)	10,478,000	10,294,635
CDW LLC/CDW Finance Corp.:
8.00%, 12/15/2018	10,360,000	11,266,500
8.50%, 4/1/2019	21,194,000	22,783,550
Flextronics International, Ltd.:
4.63%, 2/15/2020 (a)	8,075,000	7,832,750
5.00%, 2/15/2023 (a)	8,975,000	8,683,313
General Cable Corp. 5.75%, 10/1/2022 (a)	9,005,000	8,914,950
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	9,395,000	9,207,100
5.75%, 2/15/2021 (a)	3,570,000	3,614,625
5.75%, 3/15/2023 (a)	8,552,000	8,616,140
Rexel SA:
5.25%, 6/15/2020 (a)	9,305,000	9,281,737
6.13%, 12/15/2019 (a)	7,140,000	7,282,800
Viasystems, Inc. 7.88%, 5/1/2019 (a)(c)	1,165,000	1,229,075

		125,038,425

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	19,605,000	18,232,650
Aguila 3 SA 7.88%, 1/31/2018 (a)	9,500,000	9,785,000

		28,017,650

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

FOOD PRODUCTS — 2.1%
B&G Foods, Inc. 4.63%, 6/1/2021	$11,512,000	$10,993,960
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	8,720,000	9,265,000
Del Monte Corp. 7.63%, 2/15/2019	19,764,000	20,307,510
Harbinger Group, Inc. 7.88%, 7/15/2019 (a)	11,580,000	11,840,550
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)	58,731,000	56,161,519
Ingles Markets, Inc. 5.75%, 6/15/2023 (a)	11,150,000	11,010,625
JBS USA LLC/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	9,000,000	9,000,000
8.25%, 2/1/2020 (a)	11,050,000	11,574,875
Post Holdings, Inc. 7.38%, 2/15/2022	15,626,000	16,719,820
Smithfield Foods, Inc. 6.63%, 8/15/2022	17,849,000	19,187,675
US Foods, Inc. 8.50%, 6/30/2019	20,647,000	21,576,115

		197,637,649

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Biomet, Inc.:
6.50%, 8/1/2020	28,920,000	29,805,675
6.50%, 10/1/2020	10,000,000	9,975,000
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	7,130,000	7,878,650
Hologic, Inc. 6.25%, 8/1/2020	16,528,000	17,137,470
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	25,860,000	27,799,500
12.50%, 11/1/2019	13,000,000	13,390,000
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (a)	10,000,000	9,526,050
Universal Hospital Services, Inc. 7.63%, 8/15/2020	10,575,000	11,050,875

		126,563,220

HEALTH CARE PROVIDERS & SERVICES — 4.9%
Capella Healthcare, Inc. 9.25%, 7/1/2017	7,400,000	7,844,000
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	25,850,000	26,237,750
7.13%, 7/15/2020	22,000,000	22,660,000
8.00%, 11/15/2019	40,385,000	42,959,544
DaVita HealthCare Partners, Inc. 6.38%, 11/1/2018	12,604,000	13,155,425
DaVita, Inc.:
5.75%, 8/15/2022	20,992,000	20,939,520
6.63%, 11/1/2020	11,497,000	12,186,820
Emergency Medical Services Corp. 8.13%, 6/1/2019	17,017,000	18,080,562
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	15,573,000	16,195,920
5.88%, 1/31/2022 (a)	1,500,000	1,578,750
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	13,121,000	13,777,050
HCA Holdings, Inc. 7.75%, 5/15/2021	22,500,000	24,300,000
HCA, Inc.:
6.50%, 2/15/2020	49,251,000	53,283,426
7.50%, 2/15/2022	35,000,000	38,762,500
Health Management Association, Inc. 7.38%, 1/15/2020	15,055,000	16,504,044
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	11,900,000	12,011,563
Kindred Healthcare, Inc. 8.25%, 6/1/2019	8,405,000	8,615,125
Multiplan, Inc. 9.88%, 9/1/2018 (a)	11,105,000	12,076,687
Omnicare, Inc. 7.75%, 6/1/2020	6,370,000	6,975,150
Select Medical Corp. 6.38%, 6/1/2021 (a)	10,400,000	9,880,000
Tenet Healthcare Corp.:
4.38%, 10/1/2021 (a)	16,208,000	14,870,840
4.50%, 4/1/2021 (a)	16,706,000	15,578,345
6.25%, 11/1/2018	14,755,000	15,529,637
Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II, Inc. 7.75%, 2/1/2019	10,710,000	11,352,600
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/1/2018	18,571,000	19,685,260

		455,040,518

HOTELS, RESTAURANTS & LEISURE — 3.0%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	17,268,000	17,958,720
Boyd Gaming Corp. 9.13%, 12/1/2018	6,330,000	6,599,025
Burger King Corp. 9.88%, 10/15/2018	11,525,000	12,850,375
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/2018	35,000,000	21,000,000
11.25%, 6/1/2017	40,993,000	42,683,961
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9.00%, 2/15/2020 (a)	26,000,000	24,830,000
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.63%, 1/15/2016	17,445,000	18,404,475
10.75%, 1/15/2017	14,500,000	15,660,000
MGM Resorts International:
6.63%, 12/15/2021	20,263,000	20,896,219
6.75%, 10/1/2020	16,425,000	16,999,875
7.75%, 3/15/2022	16,560,000	17,988,300

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	$13,745,000	$13,263,925
Station Casinos LLC 7.50%, 3/1/2021 (a)	7,350,000	7,423,500
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	7,400,000	6,845,000
5.38%, 3/15/2022	13,895,000	14,033,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	15,745,000	17,483,248

		274,920,573

HOUSEHOLD DURABLES — 1.0%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)	7,400,000	7,261,250
6.50%, 12/15/2020 (a)	9,535,000	9,606,512
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)	9,430,000	10,160,825
Lennar Corp. 5.00%, 11/15/2022 (a)	7,700,000	7,315,000
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	5,944,000	6,077,740
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	12,724,000	13,582,870
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	15,068,000	16,499,460
Standard Pacific Corp. 8.38%, 5/15/2018	8,222,000	9,373,080
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	9,900,000	9,405,000

		89,281,737

HOUSEHOLD PRODUCTS — 0.3%
Spectrum Brands Escrow Corp.:
6.38%, 11/15/2020 (a)	8,930,000	9,354,175
6.63%, 11/15/2022 (a)	9,495,000	9,946,013
The Sun Products Corp. 7.75%, 3/15/2021 (a)	9,900,000	9,825,750

		29,125,938

INDUSTRIAL CONGLOMERATES — 0.5%
Polymer Group, Inc. 7.75%, 2/1/2019	10,006,000	10,406,240
RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	18,040,000	19,167,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (a)	20,287,000	19,374,085

		48,947,825

INSURANCE — 0.4%
Hub International, Ltd. 8.13%, 10/15/2018 (a)	12,510,000	13,010,400
ING US, Inc. 5.65%, 5/15/2053 (a)(b)	12,500,000	11,750,000
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	16,333,000	16,088,005

		40,848,405

INTERNET SOFTWARE & SERVICES — 0.9%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022 (a)	9,740,000	9,983,500
Equinix, Inc.:
4.88%, 4/1/2020	8,662,000	8,488,760
5.38%, 4/1/2023	15,133,000	14,830,340
7.00%, 7/15/2021	10,385,000	11,267,725
IAC/InterActiveCorp 4.75%, 12/15/2022 (a)	8,731,000	8,250,795
Netflix, Inc. 5.38%, 2/1/2021 (a)	6,151,000	6,120,245
VeriSign, Inc. 4.63%, 5/1/2023 (a)	11,600,000	11,252,000
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	10,602,000	11,503,170

		81,696,535

IT SERVICES — 1.7%
First Data Corp.:
6.75%, 11/1/2020 (a)	35,310,000	35,927,925
11.25%, 3/31/2016	32,472,000	31,741,380
12.63%, 1/15/2021	65,942,000	69,733,665
GXS Worldwide, Inc. 9.75%, 6/15/2015	12,135,000	12,362,531
Lender Processing Services, Inc. 5.75%, 4/15/2023	9,807,000	10,419,938

		160,185,439

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (a)	6,470,000	6,211,200
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	10,007,000	9,806,860
Sabre, Inc. 8.50%, 5/15/2019 (a)	13,000,000	13,845,000

		29,863,060

MACHINERY — 0.8%
Amsted Industries, Inc. 8.13%, 3/15/2018 (a)	6,350,000	6,699,250
Cascades, Inc. 7.75%, 12/15/2017	9,405,000	9,804,713
Case New Holland, Inc. 7.88%, 12/1/2017	23,854,000	27,014,655
SPX Corp. 6.88%, 9/1/2017	8,943,000	9,658,440
Terex Corp. 6.00%, 5/15/2021	12,859,000	12,826,852
The Manitowoc Co., Inc. 8.50%, 11/1/2020	8,633,000	9,409,970

		75,413,880

MEDIA — 8.5%
AMC Entertainment, Inc.:
8.75%, 6/1/2019	9,980,000	10,678,600

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

9.75%, 12/1/2020	$9,653,000	$10,932,022
AMC Networks, Inc.:
4.75%, 12/15/2022	8,737,000	8,431,205
7.75%, 7/15/2021	11,806,000	12,898,055
Cablevision Systems Corp.:
7.75%, 4/15/2018	12,125,000	13,034,375
8.63%, 9/15/2017	14,800,000	16,798,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022	19,178,000	18,219,100
6.50%, 4/30/2021	23,271,000	24,260,017
7.00%, 1/15/2019	22,500,000	23,850,000
Cengage Learning Acquisitions, Inc.:
11.50%, 4/15/2020 (a)	14,900,000	10,951,500
12.00%, 6/30/2019 (a)(d)	5,000,000	550,000
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	10,156,000	9,546,640
6.38%, 9/15/2020 (a)	25,105,000	25,544,337
Cinemark USA, Inc. 4.88%, 6/1/2023 (a)	8,250,000	7,920,000
Clear Channel Communications, Inc.:
9.00%, 12/15/2019 (a)	36,000,000	34,920,000
9.00%, 3/1/2021	25,325,000	24,058,750
14.00%, 2/1/2021 (a)	14,880,000	12,573,600
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022 (a)	11,114,000	11,391,850
6.50%, 11/15/2022 (a)	31,607,000	32,555,210
7.63%, 3/15/2020	31,500,000	32,602,500
CSC Holdings LLC 6.75%, 11/15/2021	15,810,000	17,035,275
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	9,295,000	9,085,863
DISH DBS Corp.:
5.00%, 3/15/2023	24,988,000	24,050,950
5.88%, 7/15/2022	29,500,000	29,942,500
6.75%, 6/1/2021	31,684,000	33,664,250
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)	7,500,000	7,237,500
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	10,745,000	11,228,525
Lamar Media Corp.:
5.00%, 5/1/2023	9,233,000	8,863,680
5.88%, 2/1/2022	7,413,000	7,616,858
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021 (a)	16,000,000	16,360,000
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	2,857,000	2,849,858
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	16,110,000	16,754,400
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (a)	7,943,000	7,625,280
7.75%, 10/15/2018	17,144,000	18,429,800
Quebecor Media, Inc. 5.75%, 1/15/2023	14,500,000	14,137,500
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	17,650,000	16,944,000
6.13%, 10/1/2022	7,000,000	7,000,000
9.25%, 11/1/2017 (a)	8,618,000	9,135,080
Sirius XM Radio, Inc.:
4.25%, 5/15/2020 (a)	8,520,000	8,008,800
4.63%, 5/15/2023 (a)	4,270,000	3,949,750
8.75%, 4/1/2015 (a)	9,845,000	10,829,500
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	1,969,000	1,954,233
The Mcclatchy Co. 9.00%, 12/15/2022 (a)	14,798,000	15,537,900
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (a)	17,009,000	16,073,505
Univision Communications, Inc.:
6.75%, 9/15/2022 (a)	19,500,000	20,475,000
6.88%, 5/15/2019 (a)	20,885,000	21,929,250
8.50%, 5/15/2021 (a)	13,105,000	13,924,062
Videotron, Ltd. 5.00%, 7/15/2022	11,109,000	10,831,275
Visant Corp. 10.00%, 10/1/2017	23,107,000	21,316,207
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. 10.25%, 7/15/2019	13,593,000	14,442,562
WMG Acquisition Corp.:
6.00%, 1/15/2021 (a)	8,507,000	8,655,873
11.50%, 10/1/2018	11,734,000	13,435,430
XM Satellite Radio, Inc. 7.63%, 11/1/2018 (a)	8,000,000	8,720,000

		789,760,427

METALS & MINING — 4.2%
AK Steel Corp. 7.63%, 5/15/2020	11,018,000	9,365,300
Aleris International, Inc.:
7.63%, 2/15/2018	8,500,000	8,840,000
7.88%, 11/1/2020	7,500,000	7,687,500
ArcelorMittal:
6.00%, 3/1/2021	24,350,000	24,228,250
7.50%, 10/15/2039	23,519,000	22,343,050
10.35%, 6/1/2019	23,750,000	28,084,375
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	9,425,000	9,095,125
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	1,500,000	1,384,305
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	16,500,000	16,046,250
7.00%, 11/1/2015 (a)	32,405,000	32,729,050
8.25%, 11/1/2019 (a)	23,000,000	23,690,000
Hecla Mining Co. 6.88%, 5/1/2021 (a)	7,800,000	7,234,500
HudBay Minerals, Inc. 9.50%, 10/1/2020	2,000,000	1,950,000
IAMGOLD Corp. 6.75%, 10/1/2020 (a)	13,295,000	11,234,275

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Inmet Mining Corp.:
7.50%, 6/1/2021 (a)	$9,158,000	$8,768,785
8.75%, 6/1/2020 (a)	37,993,000	38,847,842
JMC Steel Group 8.25%, 3/15/2018 (a)	26,718,000	26,116,845
KGHM International, Ltd. 7.75%, 6/15/2019 (a)	2,395,000	2,430,925
Molycorp, Inc. 10.00%, 6/1/2020	12,300,000	11,931,000
New Gold, Inc. 6.25%, 11/15/2022 (a)	365,000	349,488
Novelis, Inc.:
8.38%, 12/15/2017	10,500,000	11,130,000
8.75%, 12/15/2020	27,843,000	29,861,617
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (a)	10,775,000	10,936,625
Schaeffler Finance BV:
4.75%, 5/15/2021 (a)	12,931,000	12,284,450
7.75%, 2/15/2017 (a)	15,191,000	16,786,055
8.50%, 2/15/2019 (a)	3,140,000	3,501,100
Severstal Columbus LLC 10.25%, 2/15/2018	4,730,000	4,901,463
United States Steel Corp. 7.38%, 4/1/2020	9,638,000	9,493,430

		391,251,605

MULTILINE RETAIL — 0.3%
Sears Holdings Corp. 6.63%, 10/15/2018	15,870,000	14,957,475
SUPERVALU, Inc. 8.00%, 5/1/2016	13,555,000	14,588,569

		29,546,044

OIL, GAS & CONSUMABLE FUELS — 17.5%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	23,390,000	21,694,225
6.13%, 7/15/2022	9,857,000	9,980,213
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019	14,704,000	11,910,240
6.25%, 6/1/2021	13,440,000	10,684,800
9.75%, 4/15/2018	9,780,000	9,425,475
Antero Resources Finance Corp.:
6.00%, 12/1/2020	10,387,000	10,231,195
9.38%, 12/1/2017	1,000,000	1,060,000
Arch Coal, Inc.:
7.00%, 6/15/2019	20,000,000	16,650,000
7.25%, 6/15/2021	20,336,000	16,472,160
8.75%, 8/1/2016	9,160,000	9,160,000
Athlon Holdings LP/ Athlon Finance Corp. 7.38%, 4/15/2021 (a)	8,250,000	8,146,875
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. 5.88%, 8/1/2023 (a)	9,318,000	8,852,100
Berry Petroleum Co. 6.38%, 9/15/2022	9,902,000	9,864,868
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	8,958,000	9,585,060
Chesapeake Energy Corp.:
5.75%, 3/15/2023	18,000,000	18,225,000
6.63%, 8/15/2020	20,251,000	21,769,825
9.50%, 2/15/2015	20,000,000	22,100,000
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	10,975,000	11,084,750
Cimarex Energy Co. 5.88%, 5/1/2022	14,989,000	15,513,615
Concho Resources, Inc.:
5.50%, 4/1/2023	25,945,000	25,555,825
6.50%, 1/15/2022	4,145,000	4,383,338
7.00%, 1/15/2021	9,591,000	10,310,325
Connacher Oil and Gas, Ltd. 8.50%, 8/1/2019 (a)	9,890,000	5,637,300
Consol Energy, Inc.:
8.00%, 4/1/2017	24,351,000	25,629,427
8.25%, 4/1/2020	17,000,000	17,807,500
Continental Resources, Inc.:
4.50%, 4/15/2023 (a)	25,143,000	24,451,567
5.00%, 9/15/2022	31,900,000	32,458,250
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	10,997,000	11,656,820
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022 (a)	7,400,000	7,252,000
DCP Midstream LLC 5.85%, 5/21/2043 (a)(b)	9,900,000	9,504,000
Denbury Resources, Inc.:
4.63%, 7/15/2023	19,036,000	17,560,710
8.25%, 2/15/2020	15,236,000	16,454,880
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	10,764,000	10,737,090
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38%, 6/1/2019	5,856,000	5,958,480
Energy Transfer Equity LP 7.50%, 10/15/2020	28,493,000	31,128,602
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	11,929,000	13,092,077
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020	32,450,000	36,668,500
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	12,160,000	13,011,200
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	8,350,000	8,433,500
EXCO Resources, Inc. 7.50%, 9/15/2018	25,675,000	24,006,125
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	15,222,000	15,983,100
Foresight Energy LLC/Foresight Energy Corp. 9.63%, 8/15/2017 (a)	9,251,000	9,713,550
Forest Oil Corp. 7.50%, 9/15/2020 (a)	8,350,000	7,932,500

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	$4,600,000	$4,588,500
Halcon Resources Corp.:
8.88%, 5/15/2021	24,613,000	23,874,610
9.75%, 7/15/2020	12,453,000	12,421,867
Harvest Operations Corp. 6.88%, 10/1/2017	8,925,000	9,951,375
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/1/2020 (a)	9,530,000	9,815,900
Inergy Midstream LP/NRGM Finance Corp. 6.00%, 12/15/2020 (a)	3,105,000	2,996,325
Key Energy Services, Inc. 6.75%, 3/1/2021	12,297,000	11,805,120
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	10,832,000	11,372,506
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	14,478,000	15,708,630
Laredo Petroleum, Inc.:
7.38%, 5/1/2022	8,650,000	9,082,500
9.50%, 2/15/2019	8,136,000	8,949,600
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019 (a)	31,410,000	29,918,025
7.75%, 2/1/2021	16,500,000	16,541,250
8.63%, 4/15/2020	21,500,000	22,575,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	15,750,000	14,411,250
5.50%, 2/15/2023	11,960,000	11,780,600
6.75%, 11/1/2020	8,888,000	9,376,840
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	22,708,000	22,026,760
6.50%, 3/15/2021 (a)	10,000,000	9,912,500
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021 (a)	11,110,000	10,443,400
10.75%, 10/1/2020 (a)	11,745,000	11,803,725
Newfield Exploration Co.:
5.63%, 7/1/2024	17,000,000	16,490,000
5.75%, 1/30/2022	12,074,000	11,953,260
6.88%, 2/1/2020	11,500,000	11,845,000
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)	9,500,000	9,832,500
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	8,740,000	8,827,400
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (a)	12,360,000	12,143,700
7.50%, 11/1/2019	18,140,000	18,910,950
Oil States International, Inc. 6.50%, 6/1/2019	11,135,000	11,524,725
Pacific Drilling SA 5.38%, 6/1/2020 (a)	12,595,000	11,776,325
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	8,000,000	8,320,000
PBF Holding Co. LLC/ PBF Finance Corp. 8.25%, 2/15/2020	16,690,000	17,482,775
Peabody Energy Corp.:
6.00%, 11/15/2018	22,860,000	22,917,150
6.25%, 11/15/2021	22,800,000	22,002,000
6.50%, 9/15/2020	10,247,000	10,272,618
Penn Virginia Corp. 8.50%, 5/1/2020 (a)	14,000,000	13,580,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.38%, 6/1/2020	16,020,000	16,901,100
PetroBakken Energy, Ltd. 8.63%, 2/1/2020 (a)	30,500,000	28,975,000
Plains Exploration & Production Co.:
6.50%, 11/15/2020	26,450,000	28,042,422
6.75%, 2/1/2022	15,735,000	16,675,575
6.88%, 2/15/2023	24,950,000	26,694,055
Precision Drilling Corp. 6.63%, 11/15/2020	9,416,000	9,557,240
QEP Resources, Inc.:
5.25%, 5/1/2023	11,228,000	10,947,300
5.38%, 10/1/2022	9,514,000	9,418,860
6.88%, 3/1/2021	12,130,000	13,070,075
Range Resources Corp.:
5.00%, 8/15/2022	9,023,000	8,819,983
5.00%, 3/15/2023	13,928,000	13,614,620
6.75%, 8/1/2020	9,179,000	9,844,478
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.50%, 11/1/2023 (a)	9,400,000	8,507,000
5.50%, 4/15/2023	13,250,000	13,051,250
6.88%, 12/1/2018	8,694,000	9,150,435
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	19,800,000	17,127,000
6.00%, 1/15/2019 (a)	8,820,000	7,893,900
6.88%, 4/15/2040 (a)	9,850,000	8,471,000
Rosetta Resources, Inc. 5.63%, 5/1/2021	11,944,000	11,660,330
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)	31,991,000	31,031,270
5.63%, 4/15/2023 (a)	15,500,000	14,647,500
Samson Investment Co. 10.00%, 2/15/2020 (a)	35,550,000	37,460,812
SandRidge Energy, Inc.:
7.50%, 3/15/2021	18,325,000	17,500,375
7.50%, 2/15/2023	13,500,000	12,825,000
8.13%, 10/15/2022	13,500,000	13,365,000
SESI LLC:
6.38%, 5/1/2019	8,203,000	8,469,598
7.13%, 12/15/2021	14,512,000	15,672,960
SM Energy Co. 5.00%, 1/15/2024 (a)	7,233,000	6,907,515
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023 (a)	10,775,000	9,616,688
5.25%, 5/1/2023 (a)	8,966,000	8,584,945

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Unit Corp. 6.63%, 5/15/2021	$10,000,000	$10,200,000
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020	3,495,000	3,582,375
Venoco, Inc. 8.88%, 2/15/2019	9,500,000	9,262,500
W&T Offshore, Inc. 8.50%, 6/15/2019	11,739,000	12,120,517
Walter Energy, Inc. 9.88%, 12/15/2020 (a)	10,795,000	9,391,650
WPX Energy, Inc. 6.00%, 1/15/2022	20,102,000	20,303,020

		1,624,335,101

PAPER & FOREST PRODUCTS — 0.2%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (a)	17,250,000	15,395,625

PERSONAL PRODUCTS — 0.2%
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	11,364,000	10,795,800
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (a)	8,400,000	8,190,000

		18,985,800

PHARMACEUTICALS — 1.7%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	14,630,000	15,983,275
Endo Health Solutions, Inc. 7.00%, 7/15/2019	8,227,000	8,309,270
Grifols, Inc. 8.25%, 2/1/2018	18,031,000	19,383,325
NBTY, Inc. 9.00%, 10/1/2018	10,450,000	11,364,375
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)	14,725,000	15,166,750
6.88%, 12/1/2018 (a)	16,712,000	17,129,800
VPI Escrow Corp. 6.38%, 10/15/2020 (a)	37,980,000	37,552,725
VPII Escrow Corp.:
6.75%, 8/15/2018 (a)(e)	6,507,000	6,669,675
7.50%, 7/15/2021 (e)	8,515,000	8,813,025
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018	18,860,000	20,368,800

		160,741,020

REAL ESTATE INVESTMENT TRUSTS — 0.3%
DuPont Fabros Technology LP 8.50%, 12/15/2017	4,583,000	4,835,065
Felcor Lodging LP:
5.63%, 3/1/2023	7,976,000	7,756,660
6.75%, 6/1/2019	10,450,000	10,920,250

		23,511,975

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Services, Inc. 5.00%, 3/15/2023	12,863,000	12,187,692
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	14,115,000	14,891,325
Realogy Group LLC 7.63%, 1/15/2020 (a)	10,820,000	11,712,650
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	3,423,000	3,345,983

		42,137,650

ROAD & RAIL — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/1/2023 (a)	8,368,000	8,075,120
8.25%, 1/15/2019	12,284,000	13,358,850
CHC Helicopter SA 9.25%, 10/15/2020	28,400,000	29,110,000

		50,543,970

SEMICONDUCTORS — 1.2%
Advanced Micro Devices, Inc.:
7.50%, 8/15/2022	10,200,000	9,868,500
7.75%, 8/1/2020	8,950,000	8,703,875
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)	8,400,000	7,980,000
8.05%, 2/1/2020	11,305,000	11,446,312
Series 1 9.25%, 4/15/2018 (a)	22,431,000	24,169,402
10.13%, 3/15/2018 (a)	333,000	360,473
Sensata Technologies BV:
4.88%, 10/15/2023 (a)	7,500,000	7,218,750
6.50%, 5/15/2019 (a)	10,890,000	11,706,750
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	19,353,000	18,482,115
SunEdison, Inc. 7.75%, 4/1/2019	10,000,000	9,475,000

		109,411,177

SOFTWARE — 0.7%
Audatex North America, Inc.:
6.00%, 6/15/2021	4,378,000	4,367,055
6.75%, 6/15/2018	12,255,000	12,867,750
IMS Health, Inc.:
6.00%, 11/1/2020 (a)	7,491,000	7,622,093
12.50%, 3/1/2018 (a)	16,640,000	19,344,000
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	24,783,000	24,225,382
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	1,000,000	1,070,000

		69,496,280

SPECIALTY RETAIL — 3.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	8,689,000	8,993,115
7.00%, 5/20/2022	16,180,000	16,544,050
Best Buy Co., Inc. 5.50%, 3/15/2021	9,991,000	9,541,405
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	18,510,000	20,361,000
CST Brands, Inc. 5.00%, 5/1/2023 (a)	9,100,000	8,872,500
DineEquity, Inc. 9.50%, 10/30/2018	7,436,000	8,253,960

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Dufry Finance SCA 5.50%, 10/15/2020 (a)	$6,475,000	$6,492,107
L Brands, Inc.:
5.63%, 2/15/2022	12,800,000	12,992,000
6.63%, 4/1/2021	21,873,000	23,759,546
8.50%, 6/15/2019	8,400,000	9,744,000
Landry’s, Inc. 9.38%, 5/1/2020 (a)	5,844,000	6,165,420
Michaels Stores, Inc. 7.75%, 11/1/2018	15,500,000	16,585,000
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	7,099,000	7,276,475
Party City Holdings, Inc. 8.88%, 8/1/2020 (a)	12,862,000	13,794,495
Penske Automotive Group, Inc. 5.75%, 10/1/2022	3,901,000	3,979,020
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)	5,250,000	5,656,875
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	6,280,000	6,405,600
Rite Aid Corp.:
6.75%, 6/15/2021 (a)(e)	12,400,000	12,183,000
8.00%, 8/15/2020	10,392,000	11,509,140
9.25%, 3/15/2020	14,361,000	15,850,954
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	17,294,000	17,553,410
6.88%, 11/15/2019	11,007,000	11,805,007
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)	10,660,000	10,846,550
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	2,000,000	2,080,000
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	14,832,000	15,647,760
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	11,740,000	12,194,925

		295,087,314

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	17,765,000	17,676,175
10.75%, 10/15/2019 (a)	11,604,000	11,081,820

		28,757,995

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020	13,979,000	14,905,109
Levi Strauss & Co.:
6.88%, 5/1/2022	5,500,000	5,967,500
7.63%, 5/15/2020	7,600,000	8,208,000
PVH Corp.:
4.50%, 12/15/2022	10,728,000	10,298,880
7.38%, 5/15/2020	8,799,000	9,546,915

		48,926,404

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	5,740,000	5,599,944

TOBACCO — 0.1%
Alliance One International, Inc. 10.00%, 7/15/2016	11,142,000	11,392,695

TRADING COMPANIES & DISTRIBUTORS — 0.5%
United Rentals North America, Inc.:
7.38%, 5/15/2020	12,500,000	13,343,750
7.63%, 4/15/2022	21,460,000	23,230,450
8.38%, 9/15/2020	11,570,000	12,524,525

		49,098,725

TRANSPORTATION INFRASTRUCTURE — 0.2%
Gulfmark Offshore, Inc. 6.38%, 3/15/2022	8,525,000	8,461,063
Swift Services Holdings, Inc. 10.00%, 11/15/2018	8,000,000	8,840,000

		17,301,063

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
Avaya, Inc.:
7.00%, 4/1/2019 (a)	18,233,000	16,455,282
10.50%, 3/1/2021 (a)	29,247,000	22,154,602
Cincinnati Bell, Inc. 8.38%, 10/15/2020	11,500,000	11,816,250
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	43,260,000	45,963,750
12.00%, 12/1/2017 (a)	5,500,000	6,366,250
CommScope Holding Co., Inc. 6.63%, 6/1/2020 (a)	8,460,000	8,079,300
Crown Castle International Corp.:
5.25%, 1/15/2023	28,025,000	26,904,000
7.13%, 11/1/2019	7,105,000	7,584,588
MetroPCS Wireless, Inc.:
6.25%, 4/1/2021 (a)	28,638,000	29,139,165
6.63%, 4/1/2023 (a)	28,500,000	28,998,750
7.88%, 9/1/2018	18,110,000	19,287,150
Nokia Oyj 5.38%, 5/15/2019	12,600,000	12,253,500
Nokia OYJ 6.63%, 5/15/2039	8,943,000	8,071,058
Sprint Nextel Corp.:
6.00%, 11/15/2022	38,550,000	37,779,000
7.00%, 8/15/2020	24,500,000	25,725,000
9.00%, 11/15/2018 (a)	47,785,000	55,908,450

		362,486,095

TOTAL CORPORATE BONDS & NOTES —
(Cost $9,270,979,620)		9,078,837,072

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)(h) (Cost $88,606,233)	88,606,233	$88,606,233

TOTAL INVESTMENTS — 98.6% (i)
(Cost $9,359,585,853)		9,167,443,305
OTHER ASSETS & LIABILITIES — 1.4%		132,587,422

NET ASSETS — 100.0%		$9,300,030,727

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 37.8% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	When-issued security.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.2%
AEROSPACE & DEFENSE — 1.3%
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	$4,200,000	$4,294,500
7.50%, 3/15/2018 (a)	3,500,000	3,885,000
Huntington Ingalls Industries, Inc. 6.88%, 3/15/2018	3,000,000	3,206,250
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	3,950,000	4,226,500
Sequa Corp. 7.00%, 12/15/2017 (a)	1,787,500	1,769,625

		17,381,875

AIRLINES — 1.1%
Air Canada 9.25%, 8/1/2015 (a)	3,400,000	3,561,500
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018 (b)	2,250,000	2,272,500
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	4,300,000	4,418,250
US Airways Group, Inc. 6.13%, 6/1/2018	4,651,000	4,395,195

		14,647,445

AUTO COMPONENTS — 0.5%
Cooper-Standard Automotive, Inc. 8.50%, 5/1/2018	1,500,000	1,590,000
Jaguar Land Rover Automotive PLC 7.75%, 5/15/2018 (a)	2,000,000	2,160,000
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. 10.63%, 9/1/2017 (a)	137,000	145,220
TRW Automotive, Inc. 7.25%, 3/15/2017 (a)	2,690,000	3,046,425

		6,941,645

BEVERAGES — 0.9%
Constellation Brands, Inc.:
7.25%, 9/1/2016	3,950,000	4,488,187
7.25%, 5/15/2017	3,710,000	4,220,125
8.38%, 12/15/2014	2,795,000	3,018,600

		11,726,912

BIOTECHNOLOGY — 0.2%
STHI Holding Corp. 8.00%, 3/15/2018 (a)	2,800,000	3,024,000

BUILDING PRODUCTS — 3.3%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 (a)	1,598,000	1,693,880
Associated Materials LLC 9.13%, 11/1/2017	3,750,000	3,937,500
Calcipar SA 6.88%, 5/1/2018 (a)	2,175,000	2,229,375
Euramax International, Inc. 9.50%, 4/1/2016	2,123,000	2,032,772
Griffon Corp. 7.13%, 4/1/2018	3,516,000	3,683,010
Hanson PLC 6.13%, 8/15/2016	3,750,000	4,059,375
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	2,540,000	2,895,600
Lafarge SA:
6.20%, 7/9/2015 (a)	2,300,000	2,449,500
6.50%, 7/15/2016	3,441,000	3,733,485
Masco Corp.:
4.80%, 6/15/2015	2,260,000	2,316,500
6.13%, 10/3/2016	5,166,000	5,579,280
Ply Gem Industries, Inc. 8.25%, 2/15/2018	3,983,000	4,241,895
USG Corp.:
6.30%, 11/15/2016	2,574,000	2,625,480
9.75%, 1/15/2018	2,750,000	3,121,250

		44,598,902

CAPITAL MARKETS — 0.4%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	3,550,000	3,585,500
6.75%, 6/1/2016	2,300,000	2,363,250

		5,948,750

CHEMICALS — 1.8%
Ashland, Inc.:
3.00%, 3/15/2016 (a)	3,240,000	3,256,200
3.88%, 4/15/2018 (a)	3,954,000	3,914,460
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	5,000,000	5,100,000
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)	2,248,000	2,146,840
Momentive Performance Materials, Inc. 11.50%, 12/1/2016	2,410,000	1,843,650
Perstorp Holding AB:
8.75%, 5/15/2017 (a)	2,050,000	2,050,000
11.00%, 8/15/2017 (a)	2,000,000	1,980,000
PQ Corp. 8.75%, 5/1/2018 (a)	3,400,000	3,485,000

		23,776,150

COMMERCIAL BANKS — 4.1%
CIT Group, Inc.:
4.25%, 8/15/2017	5,488,000	5,515,440
4.75%, 2/15/2015 (a)	4,521,000	4,594,466
5.00%, 5/15/2017	3,850,000	3,931,813
5.25%, 4/1/2014 (a)	4,650,000	4,719,750
5.25%, 3/15/2018	5,400,000	5,548,500
6.63%, 4/1/2018 (a)	2,355,000	2,543,400
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	3,168,000	3,318,322
First Tennessee Bank NA 5.05%, 1/15/2015	1,325,000	1,383,827
HBOS PLC 6.75%, 5/21/2018 (a)	10,875,000	11,514,852
Royal Bank of Scotland Group PLC:
5.00%, 11/12/2013 (b)	3,625,000	3,643,125
5.00%, 10/1/2014	5,550,000	5,674,609
Synovus Financial Corp. 5.13%, 6/15/2017	2,550,000	2,505,375

		54,893,479

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

COMMERCIAL SERVICES — 1.3%
Ceridian Corp. 11.25%, 11/15/2015	$4,450,000	$4,511,187
National Money Mart Co. 10.38%, 12/15/2016	3,750,000	3,975,000
PHH Corp. 9.25%, 3/1/2016	2,503,000	2,784,588
RR Donnelley & Sons Co.:
6.13%, 1/15/2017	3,000,000	3,135,000
7.25%, 5/15/2018	3,250,000	3,363,750

		17,769,525

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)	673,000	671,318
Cenveo Corp. 8.88%, 2/1/2018	2,550,000	2,460,750
DynCorp International, Inc. 10.38%, 7/1/2017	2,625,000	2,638,125
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	2,350,000	2,358,812
iPayment, Inc. 10.25%, 5/15/2018	3,000,000	2,460,000
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	2,254,000	2,355,430
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	3,346,000	3,279,080
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)	2,500,000	2,612,500

		18,836,015

COMPUTERS & PERIPHERALS — 0.3%
iGate Corp. 9.00%, 5/1/2016	4,025,000	4,186,000

CONSTRUCTION MATERIALS — 0.4%
Vulcan Materials Co.:
6.40%, 11/30/2017	1,925,000	2,050,125
6.50%, 12/1/2016	2,915,000	3,155,488

		5,205,613

CONSUMER FINANCE — 1.2%
SLM Corp.:
6.00%, 1/25/2017	5,000,000	5,225,000
6.25%, 1/25/2016	10,000,000	10,600,000

		15,825,000

CONTAINERS & PACKAGING — 1.0%
Ardagh Packaging Finance PLC 7.38%, 10/15/2017 (a)	2,800,000	2,989,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017 (a)	2,500,000	2,665,625
Berry Plastics Corp. 9.50%, 5/15/2018	3,000,000	3,262,500
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	2,585,000	2,882,275
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)	2,300,000	2,323,000

		14,122,400

DISTRIBUTORS — 0.3%
VWR Funding, Inc. 7.25%, 9/15/2017	3,950,000	4,088,250

DIVERSIFIED CONSUMER SERVICES — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.50%, 5/15/2018	5,500,000	5,665,000

DIVERSIFIED FINANCIAL SERVICES — 12.3%
Air Lease Corp.:
4.50%, 1/15/2016	2,550,000	2,562,750
6.13%, 4/1/2017	5,350,000	5,537,250
Aircastle, Ltd. 6.75%, 4/15/2017	3,750,000	3,937,500
Ally Financial, Inc.:
3.13%, 1/15/2016	1,050,000	1,047,500
4.50%, 2/11/2014	4,473,000	4,511,020
4.63%, 6/26/2015	3,900,000	3,997,625
5.50%, 2/15/2017	3,575,000	3,735,196
6.25%, 12/1/2017	2,615,000	2,797,449
6.75%, 12/1/2014	1,600,000	1,682,000
6.75%, 12/1/2014	1,150,000	1,210,375
7.50%, 12/31/2013	1,850,000	1,896,250
8.30%, 2/12/2015	4,975,000	5,360,562
Alphabet Holding Co., Inc. 7.75%, 11/1/2017	3,000,000	3,075,000
CEVA Group PLC 8.38%, 12/1/2017 (a)	4,200,000	4,116,000
CNH Capital LLC:
3.63%, 4/15/2018 (a)	3,000,000	2,857,500
3.88%, 11/1/2015	3,726,000	3,744,630
6.25%, 11/1/2016	2,767,000	2,946,855
Credit Acceptance Corp. 9.13%, 2/1/2017	1,900,000	2,009,250
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)	6,143,000	6,043,176
3.25%, 5/15/2018 (a)	4,078,000	3,965,855
4.75%, 8/15/2017 (a)	5,485,000	5,622,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/2016	5,500,000	5,678,750
8.00%, 1/15/2018	12,850,000	13,492,500
International Lease Finance Corp.:
3.88%, 4/15/2018	2,600,000	2,444,000
4.88%, 4/1/2015	1,650,000	1,676,813
5.63%, 9/20/2013	2,308,000	2,324,156
5.65%, 6/1/2014	2,700,000	2,747,250
5.75%, 5/15/2016	2,850,000	2,928,757
6.63%, 11/15/2013	2,400,000	2,433,000
8.63%, 9/15/2015	3,675,000	4,024,125
8.75%, 3/15/2017	4,950,000	5,513,062
8.88%, 9/1/2017	1,650,000	1,860,375
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	3,300,000	3,308,250

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	$3,502,000	$3,510,755
SLM Corp.:
3.88%, 9/10/2015	4,275,000	4,317,977
4.63%, 9/25/2017	1,500,000	1,477,500
5.00%, 10/1/2013	3,000,000	3,015,000
5.05%, 11/14/2014	750,000	766,875
5.38%, 5/15/2014	1,434,000	1,462,680
Springleaf Finance Corp.:
5.40%, 12/1/2015	3,950,000	3,940,125
5.75%, 9/15/2016	2,300,000	2,248,250
6.90%, 12/15/2017	16,700,000	16,386,875
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	3,000,000	3,202,500
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	3,500,000	3,876,250

		165,291,693

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
Brightstar Corp. 9.50%, 12/1/2016 (a)	2,400,000	2,472,000
CenturyLink, Inc.:
5.00%, 2/15/2015	1,954,000	2,041,930
5.15%, 6/15/2017	2,050,000	2,157,625
6.00%, 4/1/2017	3,250,000	3,501,875
Cincinnati Bell, Inc.:
8.25%, 10/15/2017	2,933,000	3,057,653
8.75%, 3/15/2018	3,040,000	3,043,800
Frontier Communications Corp. 8.25%, 4/15/2017	3,225,000	3,628,125
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	4,335,000	4,508,400
Intelsat Luxembourg SA 6.75%, 6/1/2018 (a)	4,450,000	4,483,375
Level 3 Financing, Inc. 10.00%, 2/1/2018	2,600,000	2,801,500
Qwest Communications International, Inc. 7.13%, 4/1/2018	1,250,000	1,296,875
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	2,600,000	2,743,000
Sorenson Communications, Inc. 10.50%, 2/1/2015 (a)	3,700,000	2,923,000
Sprint Nextel Corp. 9.13%, 3/1/2017	5,298,000	6,092,700
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	4,683,000	4,776,660
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)	2,000,000	1,920,000
tw telecom holdings, Inc. 8.00%, 3/1/2018	1,650,000	1,749,000
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	6,900,000	6,951,750
7.25%, 2/15/2018 (a)	4,450,000	4,438,875
11.75%, 7/15/2017 (a)	9,350,000	9,724,000
Windstream Corp. 7.88%, 11/1/2017	6,055,000	6,645,362

		80,957,505

ELECTRIC UTILITIES — 3.6%
Calpine Corp. 7.25%, 10/15/2017 (a)	5,500,000	5,733,750
DPL, Inc. 6.50%, 10/15/2016	2,550,000	2,664,750
EDP Finance BV 6.00%, 2/2/2018 (a)	5,610,000	5,778,300
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 8/15/2017 (a)	2,800,000	2,842,000
Intergen NV 9.00%, 6/30/2017 (a)	5,400,000	5,570,640
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018	2,200,000	2,266,000
7.25%, 4/1/2016 (a)	2,595,000	2,815,575
NRG Energy, Inc. 7.63%, 1/15/2018	5,900,000	6,313,000
RRI Energy, Inc. 7.88%, 6/15/2017	3,575,000	3,798,437
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	5,000,000	462,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.25%, 11/1/2015	1,350,000	124,875
The AES Corp.:
7.75%, 10/15/2015	1,898,000	2,092,545
8.00%, 10/15/2017	5,493,000	6,179,625
9.75%, 4/15/2016	2,000,000	2,305,000

		48,946,997

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Atkore International, Inc. 9.88%, 1/1/2018	2,320,000	2,459,200
CDW LLC/CDW Finance Corp. 12.54%, 10/12/2017	2,438,000	2,572,090
Kemet Corp. 10.50%, 5/1/2018	1,500,000	1,530,000
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)	3,988,000	3,908,240
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	2,350,000	2,432,250

		12,901,780

ENERGY EQUIPMENT & SERVICES — 0.2%
Pioneer Energy Services Corp. 9.88%, 3/15/2018	2,100,000	2,252,250

ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	3,540,000	3,292,200
Aguila 3 SA 7.88%, 1/31/2018 (a)	3,253,000	3,350,590

		6,642,790

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

FOOD PRODUCTS — 1.2%
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	$3,050,000	$3,240,625
Dean Foods Co. 7.00%, 6/1/2016	3,053,000	3,320,137
H.J. Heinz Co. 5.35%, 7/15/2013	500,000	500,250
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	3,775,000	3,982,625
Smithfield Foods, Inc. 7.75%, 7/1/2017	3,000,000	3,307,500
TreeHouse Foods, Inc. 7.75%, 3/1/2018	2,250,000	2,382,188

		16,733,325

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Accellent, Inc. 8.38%, 2/1/2017	2,125,000	2,199,375
Bausch & Lomb, Inc. 9.88%, 11/1/2015	1,800,000	1,849,500
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018	2,215,000	2,314,675
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	2,100,000	2,320,500

		8,684,050

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Capella Healthcare, Inc. 9.25%, 7/1/2017	2,701,000	2,863,060
CDRT Holding Corp. 9.25%, 10/1/2017 (a)	2,250,000	2,278,125
Centene Corp. 5.75%, 6/1/2017	2,250,000	2,356,875
Fresenius Medical Care US Finance, Inc. 6.88%, 7/15/2017	2,930,000	3,201,025
HCA, Inc.:
5.75%, 3/15/2014	2,550,000	2,601,000
6.38%, 1/15/2015	3,950,000	4,137,625
6.50%, 2/15/2016	5,300,000	5,710,750
6.75%, 7/15/2013	2,498,000	2,498,000
Health Management Associates, Inc. 6.13%, 4/15/2016	2,269,000	2,439,175
Health Net, Inc. 6.38%, 6/1/2017	2,025,000	2,103,469
Radiation Therapy Services, Inc.:
8.88%, 1/15/2017	2,450,000	2,303,000
9.88%, 4/15/2017	2,100,000	1,281,000
Tenet Healthcare Corp. 9.25%, 2/1/2015	2,525,000	2,736,468
Universal Health Services, Inc. 7.13%, 6/30/2016	2,940,000	3,241,350
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/1/2018	6,550,000	6,943,000

		46,693,922

HOTELS, RESTAURANTS & LEISURE — 3.9%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	1,901,000	1,977,040
Caesars Entertainment Operating Co., Inc.:
5.63%, 6/1/2015	2,550,000	2,282,250
10.75%, 2/1/2016	2,824,000	2,322,740
11.25%, 6/1/2017	10,275,000	10,698,844
12.75%, 4/15/2018	4,000,000	2,720,000
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	5,675,000	5,987,125
Marina District Finance Co., Inc. 9.50%, 10/15/2015	2,050,000	2,132,000
MGM Mirage, Inc.:
6.63%, 7/15/2015	4,358,000	4,646,717
7.63%, 1/15/2017	3,823,000	4,176,628
MGM Resorts International:
5.88%, 2/27/2014	2,800,000	2,863,000
7.50%, 6/1/2016	3,700,000	4,033,000
10.00%, 11/1/2016	2,450,000	2,872,625
11.38%, 3/1/2018	3,050,000	3,812,500
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	2,050,000	2,255,000

		52,779,469

HOUSEHOLD DURABLES — 2.5%
Centex Corp. 6.50%, 5/1/2016	1,350,000	1,505,250
DR Horton, Inc.:
3.63%, 2/15/2018	2,850,000	2,800,125
4.75%, 5/15/2017	1,951,000	2,014,408
6.50%, 4/15/2016	1,232,000	1,330,560
Jarden Corp. 7.50%, 5/1/2017	3,730,000	4,089,012
Lennar Corp.:
4.75%, 12/15/2017	2,100,000	2,100,000
Series B 5.60%, 5/31/2015	2,556,000	2,683,800
12.25%, 6/1/2017	2,550,000	3,270,375
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	2,235,000	2,285,287
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	5,000,000	5,475,000
Standard Pacific Corp. 8.38%, 5/15/2018	2,964,000	3,378,960
Toll Brothers Finance Corp. 8.91%, 10/15/2017	2,375,000	2,814,375

		33,747,152

HOUSEHOLD PRODUCTS — 0.3%
American Achievement Corp. 10.88%, 4/15/2016 (a)	1,850,000	1,845,375
Central Garden and Pet Co. 8.25%, 3/1/2018	2,499,000	2,530,238

		4,375,613

INDUSTRIAL CONGLOMERATES — 0.9%
Polypore International, Inc. 7.50%, 11/15/2017	2,300,000	2,397,750

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	$6,000,000	$6,375,000
SPX Corp. 7.63%, 12/15/2014	2,580,000	2,734,800

		11,507,550

IT SERVICES — 1.1%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	1,525,000	1,570,750
First Data Corp. 11.25%, 3/31/2016	10,435,000	10,200,212
GXS Worldwide, Inc. 9.75%, 6/15/2015	3,584,000	3,651,200

		15,422,162

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Easton-Bell Sports, Inc. 9.75%, 12/1/2016	2,057,000	2,203,582
Royal Caribbean Cruises, Ltd. 6.88%, 12/1/2013	1,942,000	1,975,985
Sabre Holdings Corp. 8.35%, 3/15/2016	2,407,000	2,575,490

		6,755,057

MACHINERY — 1.9%
Amsted Industries, Inc. 8.13%, 3/15/2018 (a)	1,800,000	1,899,000
Cascades, Inc. 7.75%, 12/15/2017	2,673,000	2,786,602
Case New Holland, Inc.:
7.75%, 9/1/2013	5,375,000	5,408,594
7.88%, 12/1/2017	7,650,000	8,663,625
SPX Corp. 6.88%, 9/1/2017	2,450,000	2,646,000
The Manitowoc Co., Inc. 9.50%, 2/15/2018	1,965,000	2,112,375
Victor Technologies Group, Inc. 9.00%, 12/15/2017	2,030,000	2,187,325

		25,703,521

MEDIA — 6.4%
Affinion Group, Inc. 11.50%, 10/15/2015	2,350,000	1,809,500
Allbritton Communications Co. 8.00%, 5/15/2018	2,250,000	2,390,625
American Media, Inc. 11.50%, 12/15/2017	2,300,000	2,231,000
Cablevision Systems Corp.:
7.75%, 4/15/2018	4,550,000	4,891,250
8.63%, 9/15/2017	5,450,000	6,185,750
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/2017	5,150,000	5,465,437
Clear Channel Communications, Inc. 5.50%, 9/15/2014	2,250,000	2,188,125
DISH DBS Corp.:
4.25%, 4/1/2018 (a)	4,416,000	4,327,680
4.63%, 7/15/2017	2,700,000	2,713,500
6.63%, 10/1/2014	2,900,000	3,023,250
7.00%, 10/1/2013	2,363,000	2,388,993
7.13%, 2/1/2016	6,700,000	7,252,750
7.75%, 5/31/2015	2,825,000	3,058,062
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	3,250,000	3,396,250
Lamar Media Corp.:
7.88%, 4/15/2018	2,250,000	2,396,250
9.75%, 4/1/2014	1,600,000	1,680,000
Lions Gate Entertainment, Inc. 10.25%, 11/1/2016 (a)	2,050,000	2,196,063
Mohegan Tribal Gaming Authority 10.50%, 12/15/2016 (a)	2,875,000	2,810,313
NAI Entertainment Holdings LLC 8.25%, 12/15/2017 (a)	1,900,000	2,033,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	2,800,000	2,884,000
Pinnacle Entertainment, Inc. 8.63%, 8/1/2017	1,766,000	1,841,055
Quebecor Media, Inc. 7.75%, 3/15/2016	1,779,000	1,807,909
Shingle Springs Tribal Gaming Authority 9.38%, 6/15/2015 (a)	2,850,000	2,821,500
Sinclair Television Group, Inc. 9.25%, 11/1/2017 (a)	3,193,000	3,384,580
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	2,750,000	3,025,000
Virgin Media Secured Finance PLC 6.50%, 1/15/2018	5,000,000	5,137,500
Visant Corp. 10.00%, 10/1/2017	3,950,000	3,643,875

		86,983,217

METALS & MINING — 7.7%
Aleris International, Inc. 7.63%, 2/15/2018	3,010,000	3,130,400
ArcelorMittal:
4.25%, 2/25/2015	3,512,000	3,538,340
4.25%, 8/5/2015	5,200,000	5,252,000
4.25%, 3/1/2016	3,100,000	3,115,500
5.00%, 2/25/2017	6,731,000	6,815,137
6.13%, 6/1/2018	1,000,000	1,030,000
9.50%, 2/15/2015	4,200,000	4,588,500
ArcelorMittal USA, Inc. 6.50%, 4/15/2014	2,800,000	2,905,120
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)	4,400,000	3,872,000
Commercial Metals Co. 6.50%, 7/15/2017	2,607,000	2,763,420
Consolidated Minerals, Ltd. 8.88%, 5/1/2016 (a)	1,850,000	1,785,250
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)	2,300,000	2,185,000
9.88%, 6/15/2015 (a)	2,100,000	1,617,000
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	3,050,000	2,814,754
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	5,415,000	5,266,087
6.38%, 2/1/2016 (a)	3,450,000	3,445,688

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

6.88%, 2/1/2018 (a)	$4,550,000	$4,493,125
7.00%, 11/1/2015 (a)	10,700,000	10,807,000
JMC Steel Group 8.25%, 3/15/2018 (a)	4,900,000	4,789,750
Mirabela Nickel Ltd. 8.75%, 4/15/2018 (a)	2,250,000	1,777,500
Mueller Water Products, Inc. 7.38%, 6/1/2017	2,285,000	2,342,125
Novelis, Inc. 8.38%, 12/15/2017	5,615,000	5,951,900
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (a)	4,250,000	4,313,750
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	3,400,000	3,757,000
Severstal Columbus LLC 10.25%, 2/15/2018	3,300,000	3,419,625
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017	2,225,000	2,297,313
United States Steel Corp.:
6.05%, 6/1/2017	2,397,000	2,492,880
7.00%, 2/1/2018	3,200,000	3,360,000

		103,926,164

MULTILINE RETAIL — 0.7%
Rite Aid Corp. 9.50%, 6/15/2017	4,650,000	4,825,770
SUPERVALU, Inc. 8.00%, 5/1/2016	4,425,000	4,762,406

		9,588,176

OIL, GAS & CONSUMABLE FUELS — 10.2%
Afren PLC 11.50%, 2/1/2016 (a)	2,300,000	2,553,000
Alpha Natural Resources, Inc. 9.75%, 4/15/2018	3,400,000	3,276,750
Antero Resources Finance Corp. 9.38%, 12/1/2017	2,553,000	2,706,180
Arch Coal, Inc. 8.75%, 8/1/2016	3,510,000	3,510,000
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017 (a)	2,300,000	2,392,000
Chesapeake Energy Corp.:
3.25%, 3/15/2016	2,400,000	2,388,000
6.50%, 8/15/2017	3,975,000	4,263,188
9.50%, 2/15/2015	6,375,000	7,044,375
Cie Generale de Geophysique — Veritas 7.75%, 5/15/2017	2,000,000	2,030,000
CITIC Resources Finance 2007, Ltd. 6.75%, 5/15/2014 (a)	750,000	767,250
Consol Energy, Inc. 8.00%, 4/1/2017	7,620,000	8,020,050
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	3,853,000	4,084,180
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	4,313,000	4,302,217
El Paso Corp.:
7.00%, 6/15/2017	4,181,000	4,545,412
7.25%, 6/1/2018	2,500,000	2,769,313
Endeavour International Corp. 12.00%, 3/1/2018	4,073,000	3,910,080
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	3,500,000	3,841,250
EPL Oil & Gas, Inc. 8.25%, 2/15/2018	3,000,000	3,090,000
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	4,993,000	5,242,650
Foresight Energy LLC/Foresight Energy Corp. 9.63%, 8/15/2017 (a)	3,476,000	3,649,800
Harvest Operations Corp. 6.88%, 10/1/2017	2,895,000	3,227,925
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	4,200,000	4,409,576
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016	4,445,000	4,761,022
Maritimes & Northeast Pipeline LLC 7.50%, 5/31/2014 (a)	756,360	792,314
Newfield Exploration Co. 7.13%, 5/15/2018	3,500,000	3,631,250
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	6,200,000	6,014,000
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	2,200,000	2,288,000
Parker Drilling Co. 9.13%, 4/1/2018	2,794,000	2,954,655
Peabody Energy Corp. 7.38%, 11/1/2016	3,700,000	4,107,000
Quicksilver Resources, Inc. 7.13%, 4/1/2016	1,750,000	1,540,000
Rockies Express Pipeline LLC 3.90%, 4/15/2015 (a)	2,475,000	2,450,250
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.75%, 2/15/2017	2,000,000	2,040,000
Sabine Pass LNG LP 7.50%, 11/30/2016	7,390,000	7,953,487
Seadrill, Ltd. 5.63%, 9/15/2017 (a)	5,350,000	5,269,750
Stone Energy Corp. 8.63%, 2/1/2017	1,976,000	2,059,980
Tesoro Corp. 4.25%, 10/1/2017	2,475,000	2,536,875
United Refining Co. 10.50%, 2/28/2018	2,190,000	2,414,475
WPX Energy, Inc. 5.25%, 1/15/2017	2,730,000	2,798,250
Yingde Gases Investment, Ltd. 8.13%, 4/22/2018 (a)	2,500,000	2,425,000

		138,059,504

PAPER & FOREST PRODUCTS — 0.4%
Longview Fibre Paper & Packaging, Inc. 8.00%, 6/1/2016 (a)	2,300,000	2,397,750

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	$2,300,000	$2,426,500

		4,824,250

PHARMACEUTICALS — 1.4%
Grifols, Inc. 8.25%, 2/1/2018	5,950,000	6,396,250
Hospira, Inc. 6.05%, 3/30/2017	3,000,000	3,204,460
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)	4,877,000	5,023,310
6.75%, 10/1/2017 (a)	1,750,000	1,811,250
VPII Escrow Corp. 6.75%, 8/15/2018 (a)(c)	1,972,000	2,021,300

		18,456,570

REAL ESTATE INVESTMENT TRUST — 0.2%
DuPont Fabros Technology LP 8.50%, 12/15/2017	3,101,000	3,271,555

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Atlantic Finance, Ltd. 10.75%, 5/27/2014 (a)	50,000	52,866
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	2,736,000	2,818,080
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	2,291,000	2,239,453

		5,110,399

REGIONAL BANKS — 0.4%
Regions Bank 7.50%, 5/15/2018	4,727,000	5,513,606

RETAIL — 0.2%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017 (a)	2,450,000	2,652,125

SEMICONDUCTORS — 0.8%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	7,500,000	8,081,250
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	3,500,000	3,342,500

		11,423,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Advanced Micro Devices, Inc. 8.13%, 12/15/2017	2,719,000	2,807,368

SOFTWARE — 0.8%
Audatex North America, Inc. 6.75%, 6/15/2018	4,500,000	4,725,000
IMS Health, Inc. 12.50%, 3/1/2018 (a)	5,200,000	6,045,000

		10,770,000

SPECIALTY RETAIL — 2.5%
AutoNation, Inc. 6.75%, 4/15/2018	2,080,000	2,319,200
Best Buy Co., Inc.:
3.75%, 3/15/2016	2,679,000	2,672,303
7.25%, 7/15/2013	2,700,000	2,703,375
Limited Brands, Inc. 6.90%, 7/15/2017	4,075,000	4,533,437
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017	2,700,000	2,504,250
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	2,500,000	2,562,500
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	2,830,000	2,886,600
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	1,800,000	1,795,500
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	5,225,000	5,512,375
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	3,586,000	3,724,957
Toys R Us, Inc. 10.38%, 8/15/2017	2,550,000	2,550,000

		33,764,497

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9.00%, 2/15/2018 (a)	1,750,000	1,793,750
Quiksilver, Inc. 6.88%, 4/15/2015	2,104,000	2,061,920

		3,855,670

THRIFTS & MORTGAGE FINANCE — 0.2%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	2,405,000	2,346,318

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	3,600,000	3,681,000

TRANSPORTATION INFRASTRUCTURE — 1.1%
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	2,508,000	2,608,320
BW Group, Ltd. 6.63%, 6/28/2017 (a)	2,400,000	2,400,000
CMA CGM SA 8.50%, 4/15/2017 (a)	1,850,000	1,618,750
Florida East Coast Railway Corp. 8.13%, 2/1/2017	2,565,000	2,712,487
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.63%, 11/1/2017	2,500,000	2,556,250
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88%, 11/1/2017	2,465,000	2,551,275

		14,447,082

WIRELESS TELECOMMUNICATION SERVICES — 3.1%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	3,600,000	3,825,000
12.00%, 12/1/2015 (a)	6,600,000	7,012,500
12.00%, 12/1/2017 (a)	2,800,000	3,241,000

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

eAccess, Ltd. 8.25%, 4/1/2018 (a)	$2,000,000	$2,190,000
Sprint Nextel Corp.:
6.00%, 12/1/2016	10,250,000	10,813,750
8.38%, 8/15/2017	7,000,000	7,857,500
UPC Holding BV 9.88%, 4/15/2018 (a)	2,032,000	2,204,720
Windstream Corp. 8.13%, 8/1/2013	4,100,000	4,110,251

		41,254,721

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,336,233,495)		1,310,767,769

	Shares
SHORT TERM INVESTMENT — 3.5%
MONEY MARKET FUND — 3.5%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)(f) (Cost $47,753,632)	47,753,632	47,753,632

TOTAL INVESTMENTS — 100.7% (g)
(Cost $1,383,987,127)		1,358,521,401
OTHER ASSETS & LIABILITIES — (0.7)%		(9,216,900)

NET ASSETS — 100.0%		$1,349,304,501

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 30.6% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	When-issued security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 95.5%
AEROSPACE & DEFENSE — 0.7%
United Technologies Corp.:
0.54%, 12/2/2013 (a)	$150,000	$150,161
0.77%, 6/1/2015 (a)	150,000	150,903

		301,064

AUTOMOBILES — 2.5%
Daimler Finance North America LLC:
0.88%, 1/9/2015 (a)(b)	225,000	225,712
0.89%, 3/28/2014 (a)(b)	150,000	150,434
1.47%, 9/13/2013 (a)(b)	114,000	114,214
Volkswagen International Finance NV 0.88%, 4/1/2014 (a)(b)	555,000	555,808

		1,046,168

BEVERAGES — 2.8%
Anheuser-Busch InBev Worldwide, Inc. 0.83%, 1/27/2014 (a)(c)	550,000	551,629
PepsiCo, Inc. 0.48%, 2/26/2016 (a)	100,000	100,158
The Coca-Cola Co. 0.22%, 3/14/2014 (a)	525,000	524,768

		1,176,555

CAPITAL MARKETS — 8.4%
Morgan Stanley:
0.76%, 10/15/2015 (a)	625,000	612,837
1.52%, 2/25/2016 (a)(c)	500,000	498,590
1.88%, 1/24/2014 (a)	438,000	440,559
Svensk Exportkredit AB 1.03%, 8/14/2014 (a)	100,000	100,798
The Bear Stearns Cos LLC 0.66%, 11/21/2016 (a)	150,000	147,756
The Goldman Sachs Group, Inc.:
0.68%, 7/22/2015 (a)	235,000	232,384
0.72%, 3/22/2016 (a)(c)	1,055,000	1,039,538
0.88%, 9/29/2014 (a)	441,000	440,187
1.27%, 11/21/2014 (a)	50,000	50,277

		3,562,926

CHEMICALS — 0.9%
EI du Pont de Nemours & Co. 0.69%, 3/25/2014 (a)	400,000	401,196

COMMERCIAL BANKS — 36.9%
Abbey National Treasury Services PLC 1.86%, 4/25/2014 (a)	111,000	111,809
ABN Amro Bank NV 2.05%, 1/30/2014 (a)(b)	200,000	201,736
African Development Bank 0.60%, 8/4/2014 (a)	76,000	76,235
American Express Bank FSB 0.49%, 6/12/2017 (a)	100,000	98,528
ANZ National International Ltd./New Zealand 1.27%, 12/20/2013 (a)(b)	150,000	150,674
Australia & New Zealand Banking Group Ltd.:
0.47%, 5/7/2015 (a)(b)	400,000	399,925
1.02%, 1/10/2014 (a)(b)	195,000	195,658
Bank of Montreal:
0.75%, 4/29/2014 (a)	20,000	20,074
0.88%, 4/9/2018 (a)	100,000	99,767
Bank of Nova Scotia 0.67%, 3/15/2016 (a)	100,000	99,948
Barclays Bank PLC 1.32%, 1/13/2014 (a)	138,000	138,647
BB&T Corp. 0.98%, 4/28/2014 (a)	150,000	150,576
BNP Paribas SA 1.18%, 1/10/2014 (a)(c)	775,000	777,132
BPCE SA 2.02%, 2/7/2014 (a)(b)	150,000	151,214
Commonwealth Bank of Australia:
0.56%, 1/29/2015 (a)(b)	400,000	400,631
0.77%, 6/25/2014 (a)(b)	125,000	125,552
0.97%, 8/7/2013 (a)(b)	30,000	30,027
1.00%, 3/17/2014 (a)(b)	300,000	301,488
1.07%, 9/18/2015 (a)(b)	100,000	100,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.48%, 7/25/2013 (a)	92,000	92,010
0.63%, 4/14/2014 (a)	100,000	100,218
0.75%, 3/18/2016 (a)	250,000	250,540
Credit Agricole SA/London 1.73%, 1/21/2014 (a)(b)	314,000	315,901
Danske Bank A/S 1.33%, 4/14/2014 (a)(b)	20,000	20,086
HSBC Bank PLC 1.08%, 1/17/2014 (a)(b)	350,000	351,460
ING Bank NV:
1.22%, 3/7/2016 (a)(b)(c)	250,000	250,332
1.91%, 9/25/2015 (a)(b)	200,000	203,826
Inter-American Development Bank:
0.26%, 10/15/2015 (a)(b)	100,000	100,026
0.72%, 5/20/2014 (a)	226,000	226,934
International Bank for Reconstruction & Development 0.19%, 1/14/2015 (a)	200,000	200,114
International Finance Corp. 0.20%, 1/28/2015 (a)	100,000	99,969
Intesa Sanpaolo SpA 2.67%, 2/24/2014 (a)(b)	264,000	264,970
Kfw Bakengruppe:
0.24%, 1/23/2015 (a)	200,000	200,002
0.27%, 3/17/2014 (a)	440,000	440,001
0.46%, 1/17/2014 (a)	75,000	75,061
Kommunalbanken AS:
0.35%, 3/18/2016 (a)(b)	200,000	199,895
0.45%, 2/20/2018 (a)(b)	574,000	573,211
0.47%, 4/1/2015 (a)(b)	100,000	100,174
Landwirtschaftliche Rentenbank 0.41%, 1/28/2014 (a)(b)	76,000	75,980
Lloyds TSB Bank PLC 2.63%, 1/24/2014 (a)	92,000	93,025
National Australia Bank, Ltd.:
0.58%, 1/22/2015 (a)(b)(c)	820,000	821,406
1.00%, 4/11/2014 (a)(b)	100,000	100,540
1.04%, 12/10/2013 (a)(b)	182,000	182,572

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Nordea Bank AB:
0.74%, 5/13/2016 (a)(b)	$200,000	$200,284
1.18%, 1/14/2014 (a)(b)	35,000	35,163
PNC Funding Corp. 0.48%, 1/31/2014 (a)	301,000	300,989
Royal Bank of Canada:
0.51%, 1/6/2015 (a)	430,000	430,195
0.58%, 4/17/2014 (a)	272,000	272,494
0.98%, 10/30/2014 (a)	150,000	151,248
Societe Generale SA 1.33%, 4/11/2014 (a)(b)(c)	400,000	401,939
Standard Chartered PLC 1.23%, 5/12/2014 (a)(b)	15,000	15,103
Sumitomo Mitsui Banking Corp. 1.23%, 7/22/2014 (a)(b)(c)	100,000	100,765
SunTrust Bank/Atlanta GA 0.56%, 8/24/2015 (a)	50,000	49,598
Svenska Handelsbanken AB 0.72%, 3/21/2016 (a)	250,000	250,003
Swedish Export Credit 0.32%, 1/5/2015 (a)	200,000	200,000
The Bank of New York Mellon Corp.:
0.51%, 3/4/2016 (a)	50,000	49,961
0.55%, 1/31/2014 (a)	76,000	76,106
0.71%, 3/6/2018 (a)	100,000	99,726
The Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.72%, 2/26/2016 (a)(b)(c)	180,000	180,285
The Toronto-Dominion Bank:
0.45%, 5/1/2015 (a)	625,000	625,117
0.58%, 7/14/2014 (a)	375,000	375,792
UBS AG/Stamford CT 1.28%, 1/28/2014 (a)	27,000	27,142
US Bank NA 0.56%, 10/14/2014 (a)	100,000	100,179
Wachovia Bank NA 0.65%, 11/3/2014 (a)	500,000	500,151
Wachovia Corp.:
0.54%, 6/15/2017 (a)	100,000	98,299
0.65%, 10/15/2016 (a)	25,000	24,550
Wells Fargo & Co.:
0.48%, 10/28/2015 (a)	420,000	418,077
1.20%, 6/26/2015 (a)	140,000	141,550
Wells Fargo Bank NA 0.48%, 5/16/2016 (a)(c)	825,000	810,991
Westpac Banking Corp.:
1.01%, 3/31/2014 (a)(b)(c)	525,000	527,605
1.03%, 9/25/2015 (a)	300,000	303,252

		15,735,384

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc. 0.52%, 3/14/2014 (a)(c)	255,000	255,512

COMPUTERS & PERIPHERALS — 2.0%
Apple, Inc.:
0.32%, 5/3/2016 (a)(c)	180,000	179,847
0.52%, 5/3/2018 (a)	180,000	179,229
Dell, Inc. 0.87%, 4/1/2014 (a)	145,000	144,571
Hewlett-Packard Co. 1.82%, 9/19/2014 (a)	245,000	247,355
International Business Machines Corp. 0.25%, 2/4/2015 (a)	120,000	119,831

		870,833

CONSUMER FINANCE — 3.2%
Caterpillar Financial Services Corp. 0.63%, 2/9/2015 (a)	500,000	502,402
John Deere Capital Corp.:
0.38%, 10/8/2014 (a)	70,000	70,054
0.43%, 4/25/2014 (a)(c)	235,000	235,293
0.43%, 7/15/2013 (a)	150,000	150,011
0.68%, 10/4/2013 (a)	350,000	350,381
SLM Corp. 0.58%, 1/27/2014 (a)	50,000	49,560

		1,357,701

DIVERSIFIED FINANCIAL SERVICES — 22.3%
American Express Credit Corp.:
1.12%, 6/24/2014 (a)	92,000	92,532
1.37%, 6/12/2015 (a)(c)	450,000	457,112
American Honda Finance Corp.:
0.65%, 5/26/2016 (a)(b)	200,000	199,683
0.67%, 6/18/2014 (a)(b)	350,000	350,986
Bank of America Corp.:
1.09%, 3/22/2016 (a)(c)	485,000	483,581
1.34%, 3/22/2018 (a)(c)	340,000	336,454
1.70%, 1/30/2014 (a)(c)	571,000	574,143
Citigroup, Inc.:
0.54%, 6/9/2016 (a)	685,000	660,978
0.55%, 11/5/2014 (a)(c)	730,000	724,894
1.20%, 4/1/2014 (a)	200,000	200,816
2.28%, 8/13/2013 (a)	100,000	100,215
General Electric Capital Corp.:
0.48%, 5/11/2016 (a)	280,000	277,228
0.48%, 1/8/2016 (a)(c)	295,000	293,311
0.53%, 9/15/2014 (a)	90,000	90,044
0.78%, 10/25/2013 (a)	20,000	20,035
0.88%, 1/8/2016 (a)	745,000	749,460
1.15%, 5/9/2016 (a)(c)	525,000	531,658
HSBC Finance Corp.:
0.53%, 1/15/2014 (a)	100,000	99,904
0.70%, 6/1/2016 (a)	650,000	644,426
JPMorgan Chase & Co.:
0.73%, 4/23/2015 (a)	150,000	149,651
0.89%, 2/26/2016 (a)(c)	815,000	813,317
0.94%, 10/15/2015 (a)	300,000	300,751
1.02%, 5/2/2014 (a)	250,000	251,286
1.18%, 1/25/2018 (a)(c)	300,000	299,340
1.32%, 3/20/2015 (a)	150,000	151,121
PACCAR Financial Corp. 0.55%, 2/8/2016 (a)	116,000	116,451
Toyota Motor Credit Corp.:
0.42%, 3/10/2015 (a)	420,000	419,652
0.56%, 5/17/2016 (a)	100,000	99,829
0.68%, 1/17/2014 (a)	30,000	30,061

		9,518,919

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc. 0.66%, 2/12/2016 (a)	$300,000	$298,345
Verizon Communications, Inc.:
0.47%, 3/6/2015 (a)(b)(c)	50,000	49,917
0.89%, 3/28/2014 (a)	242,000	242,713
Vodafone Group PLC 0.66%, 2/19/2016 (a)(c)	650,000	650,440

		1,241,415

FOOD & STAPLES RETAILING — 0.1%
Walgreen Co. 0.77%, 3/13/2014 (a)	20,000	20,019

FOOD PRODUCTS — 1.9%
Campbell Soup Co. 0.57%, 8/1/2014 (a)	300,000	300,105
General Mills, Inc.:
0.58%, 1/29/2016 (a)(c)	325,000	324,592
0.62%, 5/16/2014 (a)	200,000	200,251

		824,948

HOUSEHOLD PRODUCTS — 0.9%
The Procter & Gamble Co.:
0.18%, 2/14/2014 (a)	350,000	349,912
0.19%, 2/6/2014 (a)	50,000	49,976

		399,888

INSURANCE — 3.8%
Berkshire Hathaway Finance Corp. 0.61%, 1/10/2014 (a)	100,000	100,163
MetLife Institutional Funding II:
0.65%, 1/6/2015 (a)(b)(c)	500,000	500,905
1.18%, 4/4/2014 (a)(b)	200,000	201,250
Metropolitan Life Global Funding I 1.03%, 1/10/2014 (a)(b)	375,000	376,325
New York Life Global Funding:
0.31%, 9/19/2014 (a)(b)	200,000	200,191
0.39%, 6/18/2014 (a)(b)	100,000	100,125
Sun Life Financial Global Funding III LLC 0.53%, 10/6/2013 (a)(b)(c)	130,000	129,971

		1,608,930

MACHINERY — 0.2%
Eaton Corp. 0.60%, 6/16/2014 (a)	100,000	100,051

MEDIA — 0.7%
NBCUniversal Enterprise, Inc.:
0.82%, 4/15/2016 (a)(b)	100,000	100,297
0.97%, 4/15/2018 (a)(b)(c)	75,000	75,653
The Walt Disney Co. 0.27%, 2/11/2015 (a)	120,000	119,906

		295,856

METALS & MINING — 0.5%
BHP Billiton Finance USA Ltd. 0.54%, 2/18/2014 (a)	155,000	155,291
Rio Tinto Finance USA PLC 1.11%, 6/17/2016 (a)	75,000	74,978

		230,269

MULTI-UTILITIES — 0.1%
Sempra Energy 1.03%, 3/15/2014 (a)	50,000	50,164

MULTILINE RETAIL — 0.3%
Target Corp. 0.45%, 7/18/2014 (a)	145,000	145,207

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 1.09%, 5/16/2014 (a)	20,000	19,986

OIL, GAS & CONSUMABLE FUELS — 2.0%
BP Capital Markets PLC 0.88%, 3/11/2014 (a)	269,000	269,801
Petrobras Global Finance BV 1.89%, 5/20/2016 (a)	60,000	59,640
Statoil ASA 0.57%, 5/15/2018 (a)	75,000	75,036
Total Capital Canada, Ltd. 0.66%, 1/15/2016 (a)	440,000	442,442

		846,919

PHARMACEUTICALS — 1.7%
AbbVie, Inc. 1.03%, 11/6/2015 (a)(b)(c)	450,000	454,301
Merck & Co., Inc.:
0.46%, 5/18/2016 (a)(c)	100,000	99,986
0.63%, 5/18/2018 (a)(c)	100,000	99,808
Teva Pharmaceutical Finance III BV 0.77%, 3/21/2014 (a)	50,000	50,093

		704,188

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (d)
VF Corp. 1.02%, 8/23/2013 (a)	15,000	15,017

TOTAL CORPORATE BONDS & NOTES —
(Cost $40,682,994)		40,729,115

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
REGIONAL (STATE/PROVINCE) — 1.2%
Province of Ontario Canada:
0.33%, 8/13/2015 (a)	400,000	399,842
0.42%, 4/1/2015 (a)	100,000	100,191

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $499,867)		500,033

	Shares
SHORT TERM INVESTMENTS — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,106,185	4,106,185

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	955,640	$955,640

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $5,061,825)		5,061,825

TOTAL INVESTMENTS — 108.5% (i)
(Cost $46,244,686)		46,290,973
OTHER ASSETS & LIABILITIES — (8.5)%		(3,636,327)

NET ASSETS — 100.0%		$42,654,646

(a)	Variable rate security. Rate shown is rate in effect at June 30, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 25.5% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at June 30, 2013.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.2%
AUSTRIA — 0.4%
OGX Austria GmbH 8.50%, 6/1/2018 (a)	200,000	$63,000

BERMUDA — 2.1%
CBQ Finance, Ltd. 5.00%, 11/18/2014 (a)	100,000	104,405
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	207,860

		312,265

BRAZIL — 6.8%
Banco Bradesco SA 4.10%, 3/23/2015 (a)	50,000	51,375
Banco do Brasil SA 3.88%, 10/10/2022 (b)	100,000	87,630
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	200,000	203,000
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	200,000	193,500
Hypermarcas SA 6.50%, 4/20/2021 (a)	75,000	75,375
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	99,125
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)(b)	150,000	148,500
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	150,000	139,500

		998,005

BRITISH VIRGIN ISLANDS — 7.4%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	100,000	101,431
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	100,000	90,336
4.25%, 5/9/2043 (b)	125,000	104,818
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	200,263
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)(b)	200,000	197,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)(b)	100,000	98,591
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	89,941
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	200,000	201,075

		1,083,455

CANADA — 0.6%
Pacific Rubiales Energy Corp. 5.13%, 3/28/2023 (a)	100,000	94,500

CAYMAN ISLANDS — 15.9%
ADCB Finance Cayman, Ltd. 4.75%, 10/8/2014 (a)(c)	100,000	103,250
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)(b)	200,000	195,000
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	100,000	108,750
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	100,000	103,000
Fibria Overseas Finance, Ltd. 7.50%, 5/4/2020 (a)	100,000	108,000
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)(b)	200,000	206,079
4.63%, 1/13/2022 (a)	100,000	102,096
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	116,000
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	497,774
5.38%, 1/27/2021	100,000	100,469
6.75%, 1/27/2041 (b)	150,000	149,859
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	75,000	71,238
5.63%, 9/15/2019 (b)	100,000	107,742
6.88%, 11/21/2036	200,000	202,498
Voto-Votorantim Overseas Trading Operations NV 6.63%, 9/25/2019 (a)(b)	150,000	159,750

		2,331,505

CHILE — 2.5%
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	98,029
Corp Nacional del Cobre de Chile:
3.88%, 11/3/2021 (a)	100,000	97,536
5.63%, 9/21/2035 (a)	75,000	76,409
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)(b)	100,000	97,569

		369,543

COLOMBIA — 1.4%
Ecopetrol SA 7.63%, 7/23/2019 (b)	100,000	118,250
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	94,000

		212,250

HONG KONG — 1.3%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)(b)	100,000	93,750
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	100,000	101,500

		195,250

INDIA — 2.1%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	205,719
State Bank of India 4.50%, 7/27/2015 (a)	100,000	104,224

		309,943

INDONESIA — 1.3%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)	100,000	92,500
6.00%, 5/3/2042 (a)(b)	100,000	93,500

		186,000

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

IRELAND — 4.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	$106,120
Bank of Moscow via BOM Capital PL 6.70%, 3/11/2015 (a)	100,000	105,245
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	106,700
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)(b)	100,000	91,750
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	92,650
RZD Capital, Ltd. 5.74%, 4/3/2017	100,000	106,000

		608,465

ISRAEL — 0.7%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	100,000	105,500

JAMAICA — 0.9%
Digicel Group, Ltd. 10.50%, 4/15/2018 (a)	125,000	132,500

LUXEMBOURG — 9.6%
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	97,375
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	106,000
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	100,000	107,000
9.25%, 4/23/2019 (a)	300,000	361,500
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	104,370
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	102,825
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	200,000	221,750
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	300,000	312,000

		1,412,820

MALAYSIA — 1.3%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	191,075

MEXICO — 9.1%
America Movil SAB de CV:
5.00%, 3/30/2020	250,000	268,322
6.13%, 3/30/2040	125,000	135,180
Comision Federal de Electricidad 5.75%, 2/14/2042 (a)	50,000	46,250
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	100,010
Grupo Televisa SA 6.63%, 3/18/2025 (b)	100,000	116,896
Petroleos Mexicanos:
5.50%, 1/21/2021 (b)	400,000	426,000
6.50%, 6/2/2041	235,000	242,637

		1,335,295

NETHERLANDS — 6.5%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	50,815
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	217,000
Lukoil International Finance BV 6.13%, 11/9/2020 (a)	200,000	210,500
Majapahit Holding BV 7.75%, 1/20/2020 (a)	250,000	273,750
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)	200,000	207,000

		959,065

PERU — 0.7%
Banco de Credito del Peru:
4.25%, 4/1/2023 (a)	54,000	49,815
4.75%, 3/16/2016 (a)	50,000	51,685

		101,500

QATAR — 0.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.50%, 9/30/2014 (a)(b)	100,000	104,500

SINGAPORE — 0.4%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	51,563

SOUTH AFRICA — 0.7%
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	99,000

SOUTH KOREA — 4.8%
Hana Bank 4.50%, 10/30/2015 (a)	100,000	105,832
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	101,825
Korea National Oil Corp. 3.13%, 4/3/2017 (a)(b)	200,000	201,138
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	200,000	199,724
POSCO 4.25%, 10/28/2020 (a)	100,000	98,583

		707,102

SPAIN — 1.8%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)	250,000	270,000

THAILAND — 0.7%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	95,839

TURKEY — 2.0%
Akbank TAS 5.13%, 7/22/2015 (a)	100,000	103,000
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	93,625
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	89,250

		285,875

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

UNITED ARAB EMIRATES — 3.9%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	$277,500
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	71,130	77,532
DP World, Ltd. 6.85%, 7/2/2037 (a)	100,000	103,250
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	112,000

		570,282

UNITED KINGDOM — 0.7%
Vedanta Resources PLC 8.25%, 6/7/2021 (a)(b)	100,000	100,750

UNITED STATES — 4.3%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	120,847
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	100,000	104,750
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	147,536
Southern Copper Corp. 6.75%, 4/16/2040	100,000	98,321
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016 (b)	100,000	102,950
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (b)	50,000	59,095

		633,499

VENEZUELA — 2.5%
Petroleos de Venezuela SA:
8.50%, 11/2/2017 (a)(b)	200,000	183,250
9.00%, 11/17/2021 (a)	100,000	84,000
12.75%, 2/17/2022 (a)	100,000	100,500

		367,750

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,859,532)		14,288,096

	Shares
SHORT TERM INVESTMENTS — 12.2%
MONEY MARKET FUNDS — 12.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,708,185	1,708,185
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	94,881	94,881

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $1,803,066)		1,803,066

TOTAL INVESTMENTS — 109.4% (h)
(Cost $16,662,598)		16,091,162
OTHER ASSETS & LIABILITIES — (9.4)%		(1,388,293)

NET ASSETS — 100.0%		$14,702,869

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 74.3% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PCL = Public Company Limited
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 92.1%
AEROSPACE & DEFENSE — 1.4%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	$50,000	$57,895
BE Aerospace, Inc. 5.25%, 4/1/2022 (b)	75,000	74,625
Bombardier, Inc. 7.75%, 3/15/2020 (a)(b)	75,000	83,250
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021 (b)	50,000	53,750
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	23,658
4.75%, 6/1/2043	25,000	23,896

		317,074

AIR FREIGHT & LOGISTICS — 0.2%
Penske Truck Leasing Co. Lp/PTL Finance Corp. 2.88%, 7/17/2018 (a)(b)	50,000	50,497

AUTO COMPONENTS — 0.7%
Delphi Corp. 5.00%, 2/15/2023	50,000	51,375
Johnson Controls, Inc. 5.50%, 1/15/2016	50,000	54,934
Lear Corp. 8.13%, 3/15/2020	50,000	54,750

		161,059

AUTOMOBILES — 0.5%
Ford Motor Co. 4.75%, 1/15/2043	50,000	43,980
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	72,750

		116,730

BEVERAGES — 1.4%
Constellation Brands, Inc.:
3.75%, 5/1/2021 (b)	50,000	46,813
6.00%, 5/1/2022 (b)	50,000	53,625
Heineken NV 1.40%, 10/1/2017 (a)(b)	50,000	48,580
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)(b)	25,000	25,580
4.25%, 7/15/2022 (a)(b)	25,000	25,303
5.50%, 1/15/2042 (a)	25,000	25,556
SABMiller Holdings, Inc.:
1.85%, 1/15/2015 (a)(b)	50,000	50,728
3.75%, 1/15/2022 (a)	25,000	25,442
4.95%, 1/15/2042 (a)(b)	25,000	24,859

		326,486

BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	54,182

BUILDING PRODUCTS — 0.9%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	53,125
Lafarge SA 7.13%, 7/15/2036	50,000	52,000
Masco Corp. 5.95%, 3/15/2022 (b)	100,000	105,000

		210,125

CAPITAL MARKETS — 0.4%
Morgan Stanley 4.88%, 11/1/2022 (b)	50,000	49,395
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	51,218

		100,613

CHEMICALS — 2.3%
Ashland, Inc. 4.75%, 8/15/2022 (a)(b)	75,000	74,250
Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	50,000	49,063
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	23,841
4.95%, 6/1/2043	25,000	23,653
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)(b)	50,000	48,000
Ecolab, Inc. 3.00%, 12/8/2016	50,000	52,167
LyondellBasell Industries NV 5.00%, 4/15/2019	50,000	54,405
Potash Corp. of Saskatchewan, Inc. 5.63%, 12/1/2040	25,000	27,487
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	50,250
The Dow Chemical Co. 4.25%, 11/15/2020 (b)	100,000	105,306
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	26,996

		535,418

COMMERCIAL BANKS — 3.7%
Barclays Bank PLC 7.63%, 11/21/2022 (b)	50,000	49,062
CIT Group, Inc.:
4.25%, 8/15/2017	250,000	251,250
5.00%, 8/15/2022 (b)	50,000	49,625
Eksportfinans ASA 5.50%, 5/25/2016	50,000	52,087
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	31,703
Intesa Sanpaolo SpA 3.88%, 1/16/2018	50,000	48,011
KeyCorp 5.10%, 3/24/2021 (b)	50,000	55,628
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)(b)	100,000	106,612
Royal Bank of Scotland Group PLC:
5.00%, 11/12/2013 (b)(c)	100,000	100,500
6.13%, 12/15/2022	50,000	47,579
SunTrust Bank/Atlanta GA 2.75%, 5/1/2023	50,000	45,992

		838,049

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	50,750

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	$50,000	$58,875
Republic Services, Inc. 3.55%, 6/1/2022	50,000	48,662
RR Donnelley & Sons Co. 8.25%, 3/15/2019 (b)	75,000	78,750
The Western Union Co. 2.88%, 12/10/2017	50,000	49,498
Waste Management, Inc. 6.38%, 3/11/2015 (b)	75,000	81,704

		368,239

COMPUTERS & PERIPHERALS — 1.4%
Dell, Inc. 3.10%, 4/1/2016	50,000	49,941
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	50,313
Hewlett-Packard Co.:
2.13%, 9/13/2015 (b)	50,000	50,604
2.60%, 9/15/2017 (b)	50,000	49,934
4.05%, 9/15/2022	25,000	23,763
6.00%, 9/15/2041 (b)	25,000	24,119
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (b)	63,000	69,773

		318,447

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	56,000

CONSUMER FINANCE — 1.7%
SLM Corp.:
5.50%, 1/25/2023	75,000	71,415
6.00%, 1/25/2017	200,000	209,000
6.25%, 1/25/2016 (b)	100,000	106,000

		386,415

CONTAINERS & PACKAGING — 0.8%
Ball Corp. 5.00%, 3/15/2022	75,000	74,625
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)(b)	50,000	47,125
Rock Tenn Co. 4.90%, 3/1/2022	50,000	51,533

		173,283

DISTRIBUTORS — 0.3%
Glencore Funding LLC 4.13%, 5/30/2023 (a)	75,000	66,891

DIVERSIFIED FINANCIAL SERVICES — 5.8%
Aircastle, Ltd. 6.25%, 12/1/2019 (b)	35,000	36,356
Bank of America Corp. 5.42%, 3/15/2017	100,000	107,096
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	101,576
Citigroup, Inc.:
4.88%, 5/7/2015	50,000	52,746
6.13%, 8/25/2036	50,000	48,954
CNH Capital LLC 3.88%, 11/1/2015 (b)	29,000	29,145
Ford Motor Credit Co. LLC 4.25%, 2/3/2017	250,000	261,207
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)(b)	75,000	73,781
4.75%, 8/15/2017 (a)(b)	50,000	51,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	100,000	105,000
International Lease Finance Corp.:
5.88%, 4/1/2019 (b)	50,000	50,500
5.88%, 8/15/2022 (b)	75,000	74,344
6.63%, 11/15/2013	50,000	50,688
Jefferies Group LLC:
5.13%, 1/20/2023 (b)	25,000	24,807
6.50%, 1/20/2043	25,000	23,936
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	57,986
Merrill Lynch & Co., Inc. 7.75%, 5/14/2038	50,000	57,194
Nomura Holdings, Inc. 5.00%, 3/4/2015 (b)	50,000	52,795
UBS AG of Stamford, CT 7.63%, 8/17/2022	50,000	54,872

		1,314,233

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
British Telecommunications PLC 9.63%, 12/15/2030 (b)	25,000	37,636
CC Holdings GS V LLC 3.85%, 4/15/2023	50,000	47,148
CenturyLink, Inc.:
5.63%, 4/1/2020 (b)	100,000	101,000
5.80%, 3/15/2022 (b)	100,000	98,500
7.65%, 3/15/2042 (b)	75,000	71,250
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	100,482
Frontier Communications Corp.:
7.63%, 4/15/2024 (b)	50,000	50,125
8.50%, 4/15/2020	125,000	137,812
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	47,218
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	55,000
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	100,000	108,000
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)(b)	75,000	77,625
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	50,000	50,375
Windstream Corp.:
6.38%, 8/1/2023 (b)	75,000	70,125
7.88%, 11/1/2017 (b)	75,000	82,313

		1,134,609

ELECTRIC UTILITIES — 6.5%
Calpine Corp. 7.88%, 1/15/2023 (a)	140,000	150,500

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

CMS Energy Corp. 4.25%, 9/30/2015 (b)	$75,000	$79,542
Dominion Resources, Inc. 1.95%, 8/15/2016	75,000	76,497
DPL, Inc. 7.25%, 10/15/2021	50,000	51,750
Duke Energy Corp. 3.05%, 8/15/2022	100,000	95,169
EDP Finance BV 6.00%, 2/2/2018 (a)(b)	100,000	103,000
Enel Finance International NV 6.00%, 10/7/2039 (a)(b)	50,000	46,175
Exelon Generation Co. LLC 6.20%, 10/1/2017 (b)	75,000	85,739
FirstEnergy Corp. 4.25%, 3/15/2023 (b)	75,000	69,684
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,253
NRG Energy, Inc. 7.63%, 1/15/2018 (b)	175,000	187,250
NV Energy, Inc. 6.25%, 11/15/2020	75,000	87,872
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	51,588
Pacific Gas & Electric Co.:
4.45%, 4/15/2042 (b)	25,000	23,802
5.80%, 3/1/2037	25,000	28,369
PPL Capital Funding, Inc. 4.20%, 6/15/2022 (b)	40,000	40,212
Puget Energy, Inc. 5.63%, 7/15/2022	50,000	53,010
Southwestern Electric Power Co. 5.55%, 1/15/2017	75,000	82,923
The AES Corp. 7.38%, 7/1/2021	100,000	109,750

		1,473,085

ELECTRICAL EQUIPMENT — 0.2%
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	48,125

ENERGY EQUIPMENT & SERVICES — 0.4%
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	49,140
Weatherford International, Ltd./Bermuda 5.95%, 4/15/2042	50,000	47,258

		96,398

FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp. 5.75%, 6/1/2017	50,000	57,441
Walgreen Co. 1.80%, 9/15/2017	50,000	49,374

		106,815

FOOD PRODUCTS — 2.9%
ConAgra Foods, Inc.:
3.20%, 1/25/2023 (b)	25,000	23,907
4.65%, 1/25/2043 (b)	25,000	23,158
General Mills, Inc. 5.70%, 2/15/2017 (b)	50,000	56,623
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)	100,000	95,625
Kellogg Co. 1.13%, 5/15/2015	25,000	25,108
Kraft Foods Group, Inc.:
3.50%, 6/6/2022 (b)	25,000	24,757
5.00%, 6/4/2042	25,000	25,317
6.13%, 8/23/2018	50,000	58,707
Mondelez International, Inc. 5.38%, 2/10/2020	100,000	112,165
Safeway, Inc. 4.75%, 12/1/2021	50,000	50,942
Smithfield Foods, Inc. 6.63%, 8/15/2022	75,000	80,625
The Kroger Co. 3.90%, 10/1/2015	75,000	79,501

		656,435

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Boston Scientific Corp. 6.25%, 11/15/2015 (b)	50,000	55,338

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.:
1.50%, 11/15/2017	50,000	48,545
2.75%, 11/15/2022	25,000	22,981
4.13%, 11/15/2042	25,000	21,939
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018 (b)	50,000	50,750
CIGNA Corp. 4.00%, 2/15/2022	50,000	51,331
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)(b)	100,000	104,000
HCA, Inc.:
4.75%, 5/1/2023 (b)	75,000	71,813
7.25%, 9/15/2020	150,000	161,062
7.88%, 2/15/2020 (b)	50,000	53,844
Humana, Inc. 4.63%, 12/1/2042	25,000	22,406
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	25,934
Tenet Healthcare Corp. 4.75%, 6/1/2020 (d)	75,000	72,281
WellPoint, Inc. 3.13%, 5/15/2022 (b)	75,000	71,118

		778,004

HOTELS, RESTAURANTS & LEISURE — 0.4%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	75,000	83,280

HOUSEHOLD DURABLES — 0.9%
DR Horton, Inc. 4.75%, 2/15/2023	50,000	48,125
Lennar Corp. 5.00%, 11/15/2022 (a)(b)	50,000	47,500
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	46,750

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Toll Brothers Finance Corp. 6.75%, 11/1/2019	$50,000	$56,500

		198,875

INSURANCE — 4.3%
American International Group, Inc.:
3.80%, 3/22/2017 (b)	100,000	104,832
4.88%, 9/15/2016	100,000	109,537
6.25%, 5/1/2036	50,000	57,721
Aon PLC 4.45%, 5/24/2043	25,000	22,354
Genworth Financial, Inc. 7.20%, 2/15/2021	50,000	56,139
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043 (b)	25,000	21,653
5.13%, 4/15/2022 (b)	25,000	27,203
ING US, Inc. 5.50%, 7/15/2022 (a)	50,000	53,187
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)(b)	75,000	77,002
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	25,403
6.15%, 4/7/2036	25,000	28,012
MetLife, Inc. 6.40%, 12/15/2036	50,000	51,250
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	55,817
Prudential Financial, Inc.:
5.10%, 9/20/2014 (b)	75,000	78,810
5.20%, 3/15/2044	50,000	47,250
6.20%, 11/15/2040	25,000	28,558
XLIT, Ltd. 5.75%, 10/1/2021	50,000	56,584
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)(b)	75,000	72,609

		973,921

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 7.00%, 7/15/2021	50,000	54,250
VeriSign, Inc. 4.63%, 5/1/2023 (a)	50,000	48,500

		102,750

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Royal Caribbean Cruises, Ltd. 6.88%, 12/1/2013 (b)	75,000	76,312

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016 (b)	25,000	25,948
3.60%, 8/15/2021 (b)	25,000	24,519

		50,467

MACHINERY — 0.6%
Case New Holland, Inc. 7.88%, 12/1/2017	50,000	56,625
Eaton Corp. 2.75%, 11/2/2022 (a)	75,000	70,164

		126,789

MEDIA — 8.0%
CBS Corp. 3.38%, 3/1/2022	75,000	72,297
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75%, 9/1/2023 (a)	75,000	72,563
6.63%, 1/31/2022 (b)	100,000	104,250
7.00%, 1/15/2019	100,000	106,000
COX Communications, Inc. 3.25%, 12/15/2022 (a)	75,000	70,562
CSC Holdings LLC 6.75%, 11/15/2021	100,000	107,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Series WI 3.80%, 3/15/2022 (b)	100,000	96,059
Discovery Communications LLC 3.30%, 5/15/2022	50,000	47,810
DISH DBS Corp.:
4.25%, 4/1/2018 (a)	50,000	49,000
5.13%, 5/1/2020 (a)	75,000	73,500
5.88%, 7/15/2022	100,000	101,500
7.13%, 2/1/2016	150,000	162,375
Gannett Co, Inc. 9.38%, 11/15/2017 (b)	50,000	53,125
Historic TW, Inc. 6.63%, 5/15/2029	100,000	116,720
News America, Inc. 4.50%, 2/15/2021	75,000	80,346
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018 (b)	75,000	80,625
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	57,764
Sirius XM Radio, Inc. 5.25%, 8/15/2022 (a)(b)	50,000	48,500
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (b)	100,000	95,765
4.50%, 9/15/2042	50,000	38,774
6.75%, 7/1/2018 (b)	25,000	28,616
Time Warner, Inc. 6.25%, 3/29/2041	25,000	27,494
Viacom, Inc.:
4.38%, 3/15/2043 (a)(b)	20,000	16,964
5.63%, 9/15/2019	50,000	57,395
Videotron, Ltd. 5.00%, 7/15/2022 (b)	50,000	48,750

		1,814,504

METALS & MINING — 4.3%
Alcoa, Inc. 5.87%, 2/23/2022 (b)	75,000	72,976
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	23,612
ArcelorMittal:
4.25%, 2/25/2015 (b)	50,000	50,375
5.00%, 2/25/2017 (b)	100,000	101,250
5.75%, 8/5/2020 (b)	100,000	99,000
7.50%, 10/15/2039 (b)	100,000	95,000
Barrick Gold Corp. 3.85%, 4/1/2022 (b)	100,000	84,142

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	$30,000	$28,950
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	50,000	48,625
6.88%, 4/1/2022 (a)(b)	100,000	97,000
Freeport-McMoRan Copper & Gold, Inc.:
3.88%, 3/15/2023 (a)(b)	25,000	22,627
5.45%, 3/15/2043 (a)(b)	25,000	22,046
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	21,393
4.88%, 3/15/2042 (b)	25,000	19,275
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)	75,000	79,313
Teck Resources, Ltd. 5.20%, 3/1/2042 (b)	50,000	42,409
United States Steel Corp. 6.05%, 6/1/2017 (b)	75,000	78,000

		985,993

MULTI-UTILITIES — 0.6%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	25,000	28,362
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	48,516
Sempra Energy 2.30%, 4/1/2017	50,000	50,642

		127,520

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	50,131

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021 (b)	50,000	51,575

OIL, GAS & CONSUMABLE FUELS — 16.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023 (b)	50,000	46,375
Anadarko Petroleum Corp. 6.38%, 9/15/2017 (b)	75,000	86,248
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017 (b)	25,000	28,352
Cenovus Energy, Inc.:
3.00%, 8/15/2022 (b)	25,000	23,790
4.45%, 9/15/2042 (b)	25,000	22,415
Chesapeake Energy Corp.:
5.75%, 3/15/2023	50,000	50,625
6.63%, 8/15/2020 (b)	175,000	188,125
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	50,000	50,500
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	98,500
Consol Energy, Inc. 8.00%, 4/1/2017	75,000	78,938
Continental Resources, Inc.:
4.50%, 4/15/2023 (a)(b)	75,000	72,938
5.00%, 9/15/2022	50,000	50,875
DCP Midstream LLC 5.85%, 5/21/2043 (a)	50,000	48,000
Denbury Resources, Inc. 8.25%, 2/15/2020	75,000	81,000
Devon Energy Corp. 3.25%, 5/15/2022 (b)	75,000	72,642
El Paso LLC 7.75%, 1/15/2032 (b)	100,000	106,243
El Paso Natural Gas Co. 5.95%, 4/15/2017	25,000	28,275
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042 (b)	25,000	22,145
Enbridge Energy Partners LP 5.20%, 3/15/2020	50,000	54,479
Encana Corp. 5.90%, 12/1/2017 (b)	75,000	85,040
Energy Transfer Equity LP 7.50%, 10/15/2020 (b)	75,000	81,937
Energy Transfer Partners LP 6.50%, 2/1/2042	50,000	53,321
Enterprise Products Operating LLC 5.20%, 9/1/2020 (b)	100,000	111,902
Hess Corp. 8.13%, 2/15/2019	50,000	62,674
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	50,611
Kinder Morgan Energy Partners LP 5.00%, 3/1/2043 (b)	25,000	23,573
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	52,495
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	46,258
Marathon Petroleum Corp. 6.50%, 3/1/2041	25,000	28,849
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	50,000	45,750
5.50%, 2/15/2023 (b)	50,000	49,250
MEG Energy Corp. 6.38%, 1/30/2023 (a)	50,000	48,500
Newfield Exploration Co. 7.13%, 5/15/2018 (b)	75,000	77,813
Noble Energy, Inc. 4.15%, 12/15/2021	25,000	25,813
Noble Holding International, Ltd. 3.95%, 3/15/2022	50,000	48,922
NuStar Logistics LP 4.80%, 9/1/2020	50,000	47,867
ONEOK Partners LP:
2.00%, 10/1/2017 (b)	25,000	24,586
3.38%, 10/1/2022	25,000	22,983
Peabody Energy Corp. 6.00%, 11/15/2018 (b)	100,000	100,250
Phillips 66 4.30%, 4/1/2022	50,000	51,661
Pioneer Natural Resources Co. 6.65%, 3/15/2017 (b)	25,000	28,518
Plains All American Pipeline LP/PAA Finance Corp. 3.65%, 6/1/2022	25,000	24,573

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

Plains Exploration & Production Co. 6.50%, 11/15/2020	$100,000	$106,020
Pride International, Inc. 6.88%, 8/15/2020	50,000	59,341
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	48,750
Range Resources Corp. 5.00%, 8/15/2022	50,000	48,875
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	49,250
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (a)	100,000	95,000
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)	100,000	97,000
5.63%, 4/15/2023 (a)	50,000	47,250
SESI LLC 7.13%, 12/15/2021	75,000	81,000
SM Energy Co. 6.50%, 1/1/2023	50,000	52,500
Suncor Energy, Inc. 6.10%, 6/1/2018	75,000	87,431
Talisman Energy, Inc. 5.50%, 5/15/2042	25,000	24,478
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 5/1/2023 (a)(b)	50,000	47,875
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	60,787
Tesoro Corp. 9.75%, 6/1/2019	50,000	55,250
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	50,000	46,497
Transocean, Inc. 6.80%, 3/15/2038 (b)	50,000	53,189
Valero Energy Corp. 6.13%, 2/1/2020	50,000	58,102
Western Gas Partners LP 4.00%, 7/1/2022	50,000	48,535
Williams Partners LP 5.25%, 3/15/2020	75,000	80,603
WPX Energy, Inc. 6.00%, 1/15/2022	50,000	50,500

		3,701,844

PAPER & FOREST PRODUCTS — 0.5%
Georgia-Pacific LLC 5.40%, 11/1/2020 (a)	50,000	55,755
International Paper Co. 7.95%, 6/15/2018	50,000	61,221

		116,976

PHARMACEUTICALS — 1.4%
Endo Health Solutions, Inc. 7.00%, 12/15/2020	75,000	75,281
Express Scripts Holding Co. 2.65%, 2/15/2017 (b)	100,000	101,825
Hospira, Inc. 5.60%, 9/15/2040	50,000	41,250
Mylan, Inc. 7.88%, 7/15/2020 (a)	25,000	28,849
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022 (b)	50,000	46,615
Zoetis, Inc. 4.70%, 2/1/2043 (a)	25,000	23,332

		317,152

REAL ESTATE INVESTMENT TRUSTS — 2.6%
American Tower Corp. 3.50%, 1/31/2023	50,000	45,784
BioMed Realty LP 4.25%, 7/15/2022	50,000	49,159
Boston Properties LP 3.85%, 2/1/2023	50,000	49,101
EPR Properties 5.75%, 8/15/2022	50,000	50,594
ERP Operating LP 5.38%, 8/1/2016	50,000	55,735
HCP, Inc. 5.38%, 2/1/2021 (b)	50,000	54,237
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	52,300
Host Hotels & Resorts LP 5.88%, 6/15/2019 (b)	75,000	80,632
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	47,264
3.25%, 8/15/2022	25,000	23,207
Weyerhaeuser Co. 7.38%, 10/1/2019	75,000	88,574

		596,587

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023 (b)	75,000	71,063

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	100,000	100,288
CSX Corp. 4.40%, 3/1/2043 (b)	50,000	45,120
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	74,571

		219,979

SEMICONDUCTORS — 0.2%
Sensata Technologies BV 4.88%, 10/15/2023 (a)	50,000	48,125

SOFTWARE — 0.1%
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	25,000	24,438

SPECIALTY RETAIL — 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	75,375
AutoZone, Inc. 3.13%, 7/15/2023	50,000	46,284
Best Buy Co., Inc. 3.75%, 3/15/2016 (b)	75,000	74,812
L Brands, Inc. 5.63%, 2/15/2022	100,000	101,500

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

	Principal
Security Description	Amount	Value

QVC, Inc. 4.38%, 3/15/2023 (a)(b)	$75,000	$69,958
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022 (b)	75,000	76,125
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.38%, 8/1/2021	25,000	26,000
7.50%, 10/1/2018 (b)	25,000	26,250

		496,304

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020 (b)	50,000	53,312
PVH Corp.:
4.50%, 12/15/2022	25,000	24,000
7.38%, 5/15/2020 (b)	25,000	27,125

		104,437

THRIFTS & MORTGAGE FINANCE — 0.5%
Amsouth Bank 5.20%, 4/1/2015	100,000	103,750

TOBACCO — 0.7%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	69,351
9.70%, 11/10/2018	26,000	34,564
Reynolds American, Inc. 3.25%, 11/1/2022	50,000	46,480

		150,395

TRANSPORTATION INFRASTRUCTURE — 0.3%
Union Pacific Corp. 6.63%, 2/1/2029	50,000	62,660

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Embarq Corp. 7.08%, 6/1/2016 (b)	50,000	56,027
France Telecom SA 8.50%, 3/1/2031	50,000	67,929
MetroPCS Wireless, Inc.:
6.25%, 4/1/2021 (a)(b)	75,000	76,313
6.63%, 4/1/2023 (a)(b)	75,000	76,313
Nokia Oyj 5.38%, 5/15/2019	50,000	48,625
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	60,364
Telecom Italia Capital SA 7.18%, 6/18/2019 (b)	75,000	83,466
Telefonica Emisiones SAU 3.99%, 2/16/2016	100,000	103,130

		572,167

TOTAL CORPORATE BONDS & NOTES —
(Cost $21,441,368)		20,970,544

	Shares
SHORT TERM INVESTMENTS — 21.6%
MONEY MARKET FUNDS — 21.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,195,830	4,195,830
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	720,761	720,761

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $4,916,591)		4,916,591

TOTAL INVESTMENTS — 113.7% (i)
(Cost $26,357,959)		25,887,135
OTHER ASSETS & LIABILITIES — (13.7)%		(3,117,235)

NET ASSETS — 100.0%		$22,769,900

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.3% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(d)	When-issued security.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

(This page intentionally left blank)

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2013

	SPDR Barclays				SPDR Barclays		SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays
	1-3		SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays	Short Term	Intermediate	Long Term	Issuer Scored
	Month	SPDR Barclays	1-10 Year TIPS	Short Term	Term Treasury	Long Term	Corporate Bond	Term Corporate	Corporate Bond	Corporate Bond
	T-Bill ETF	TIPS ETF	ETF	Treasury ETF	ETF	Treasury ETF	ETF	Bond ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,580,036,079	$647,549,733	$11,559,576	$5,939,562	$171,998,067	$57,331,396	$2,865,616,935	$386,682,668	$95,224,733	$33,914,380
Investments in securities of affiliated issuers, at value (Note 3)	—	113,652,810	27,397	547,463	20,321,729	6,305,698	213,083,799	29,779,099	3,551,489	301,111

Total Investments	1,580,036,079	761,202,543	11,586,973	6,487,025	192,319,796	63,637,094	3,078,700,734	416,461,767	98,776,222	34,215,491
Cash	—	—	—	—	—	—	9,300	—	11,050,488	—
Receivable for investments sold	731,409,157	5,317,682	155,557	160,802	4,162,618	821,180	—	46,871	111,880	471,410
Receivable for fund shares sold	4,579,934	—	—	—	—	—	134,283,300	—	—	—
Interest receivable — unaffiliated issuers	—	3,328,885	50,384	28,412	898,411	571,975	26,458,998	4,344,825	1,382,454	391,066
Interest receivable — affiliated issuers	17,997	7,233	3	62	2,395	716	25,294	2,815	663	17

TOTAL ASSETS	2,316,043,167	769,856,343	11,792,917	6,676,301	197,383,220	65,030,965	3,239,477,626	420,856,278	111,321,707	35,077,984

LIABILITIES
Payable upon return of securities loaned	—	113,265,800	—	520,414	20,282,916	6,294,185	132,444,155	15,832,895	3,200,680	—
Payable for investments purchased	735,660,569	5,352,426	159,965	165,778	4,069,382	820,941	166,724,825	5,931,579	3,539,583	733,265
Due to custodian	142,994	—	—	—	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	7,310,192	—
Accrued advisory fee (Note 3)	136,470	104,006	1,349	592	18,787	7,329	242,907	50,782	12,934	4,582
Accrued trustees’ fees and expenses (Note 3)	1,828	1,129	12	4	269	83	1,932	427	174	37

TOTAL LIABILITIES	735,941,861	118,723,361	161,326	686,788	24,371,354	7,122,538	299,413,819	21,815,683	14,063,563	737,884

NET ASSETS	$1,580,101,306	$651,132,982	$11,631,591	$5,989,513	$173,011,866	$57,908,427	$2,940,063,807	$399,040,595	$97,258,144	$34,340,100

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,580,085,024	$653,723,504	$11,970,712	$6,013,660	$170,147,511	$65,526,006	$2,938,787,547	$396,011,791	$103,428,684	$34,460,909
Undistributed (distribution in excess of) net investment income	—	492,380	(16,153)	1,943	43,456	21,628	1,334,740	281,699	201,234	73,071
Accumulated net realized gain (loss) on investments	(8)	(2,060,372)	(2,233)	802	127,275	(950,851)	3,464,628	969,557	(1,150,035)	67,620
Net unrealized appreciation (depreciation) on:
Investments	16,290	(1,022,530)	(320,735)	(26,892)	2,693,624	(6,688,356)	(3,523,108)	1,777,548	(5,221,739)	(261,500)

NET ASSETS	$1,580,101,306	$651,132,982	$11,631,591	$5,989,513	$173,011,866	$57,908,427	$2,940,063,807	$399,040,595	$97,258,144	$34,340,100

NET ASSET VALUE PER SHARE
Net asset value per share	$45.80	$55.65	$19.39	$29.95	$59.66	$64.34	$30.53	$33.53	$37.41	$31.22

Shares outstanding (unlimited amount authorized, $0.01 par value)	34,500,461	11,700,225	600,000	200,000	2,900,168	900,000	96,300,000	11,900,072	2,600,000	1,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,580,019,789	$648,572,263	$11,880,311	$5,966,454	$169,304,443	$64,019,752	$2,869,140,043	$384,905,120	$100,446,472	$34,175,880
Affiliated issuers	—	113,652,810	27,397	547,463	20,321,729	6,305,698	213,083,799	29,779,099	3,551,489	301,111

Total cost of investments	$1,580,019,789	$762,225,073	$11,907,708	$6,513,917	$189,626,172	$70,325,450	$3,082,223,842	$414,684,219	$103,997,961	$34,476,991

* Includes investments in securities on loan, at value	$—	$111,137,869	$—	$509,811	$19,867,814	$6,208,358	$129,756,564	$15,516,390	$3,180,982	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2013

					SPDR Nuveen
				SPDR Nuveen	Barclays	SPDR Nuveen	SPDR Nuveen	SPDR Nuveen	SPDR Nuveen	SPDR Nuveen
	SPDR Barclays	SPDR Barclays	SPDR Barclays	Barclays	California	Barclays New	Barclays Short	S&P VRDO	S&P High Yield	Barclays Build
	Convertible	Mortgage Backed	Aggregate Bond	Municipal Bond	Municipal Bond	York Municipal	Term Municipal	Municipal Bond	Municipal Bond	America Bond
	Securities ETF	Bond ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,217,252,740	$23,891,554	$662,597,258	$1,056,109,500	$98,431,365	$30,912,105	$1,912,914,836	$14,350,000	$216,490,873	$77,424,751
Investments in securities of affiliated issuers, at value (Note 3)	100,552,218	24,079,554	201,727,655	12,878,973	1,329,461	610,406	1,846,267	1,255,247	840,176	206,051

Total Investments	1,317,804,958	47,971,108	864,324,913	1,068,988,473	99,760,826	31,522,511	1,914,761,103	15,605,247	217,331,049	77,630,802
Receivable for investments sold	5,293,867	—	208,890	—	—	—	19,584,502	—	6,922,851	—
Receivable for fund shares sold	—	—	—	2,301,657	—	—	—	—	—	—
Dividends receivable	1,313,469	—	—	—	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	4,087,877	42,397	4,257,522	13,055,016	1,194,746	332,181	25,045,593	2,270	2,956,573	1,150,691
Interest receivable — affiliated issuers	32,173	1,799	17,410	—	—	—	—	—	—	70
Receivable for when issued/ delayed securities	—	—	8,052,677	—	—	—	—	—	—	—
Due from Investment Adviser	—	—	29,074	68,064	—	—	—	—	9,815	—

TOTAL ASSETS	1,328,532,344	48,015,304	876,890,486	1,084,413,210	100,955,572	31,854,692	1,959,391,198	15,607,517	227,220,288	78,781,563

LIABILITIES
Payable upon return of securities loaned	83,201,808	—	49,926,947	—	—	—	—	—	—	—
Payable for when issued/delayed securities	—	24,051,663	151,862,637	—	—	—	12,394,042	—	1,517,880	—
Payable for investments purchased	19,666,752	—	5,132,090	—	—	—	—	600,001	1,515,065	261,150
Payable for fund shares repurchased	—	—	—	—	—	—	19,208,062	—	5,405,841	—
Deferred income for dollar rolls	—	9,069	36,566	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	403,318	3,959	102,435	282,207	17,160	5,332	321,649	2,055	94,838	27,012
Accrued trustees’ fees and expenses (Note 3)	1,151	70	886	1,778	141	43	2,182	18	205	161

TOTAL LIABILITIES	103,273,029	24,064,761	207,061,561	283,985	17,301	5,375	31,925,935	602,074	8,533,829	288,323

NET ASSETS	$1,225,259,315	$23,950,543	$669,828,925	$1,084,129,225	$100,938,271	$31,849,317	$1,927,465,263	$15,005,443	$218,686,459	$78,493,240

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,169,749,318	$24,703,989	$671,818,008	$1,083,530,311	$100,003,005	$31,637,922	$1,929,781,959	$15,005,443	$222,785,779	$82,307,287
Undistributed (distribution in excess of) net investment income	13,063,790	(9,069)	(36,566)	960,116	126,535	46,348	251,325	—	584,043	176,752
Accumulated net realized gain (loss) on investments	(55,882,536)	(342,770)	(1,084,233)	5,789,815	1,939,573	664,693	—	—	368,260	(863,320)
Net unrealized appreciation (depreciation) on:
Investments	98,328,743	(401,607)	(868,284)	(6,151,017)	(1,130,842)	(499,646)	(2,568,021)	—	(5,051,623)	(3,127,479)

NET ASSETS	$1,225,259,315	$23,950,543	$669,828,925	$1,084,129,225	$100,938,271	$31,849,317	$1,927,465,263	$15,005,443	$218,686,459	$78,493,240

NET ASSET VALUE PER SHARE
Net asset value per share	$42.54	$26.61	$56.76	$23.02	$22.94	$22.75	$24.03	$30.01	$54.67	$56.07

Shares outstanding (unlimited amount authorized, $0.01 par value)	28,800,000	900,000	11,800,132	47,102,072	4,400,128	1,400,010	80,202,164	500,000	4,000,000	1,400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,118,923,997	$24,293,161	$663,465,542	$1,062,260,517	$99,562,207	$31,411,751	$1,915,482,857	$14,350,000	$221,542,496	$80,552,230
Affiliated issuers	100,552,218	24,079,554	201,727,655	12,878,973	1,329,461	610,406	1,846,267	1,255,247	840,176	206,051

Total cost of investments	$1,219,476,215	$48,372,715	$865,193,197	$1,075,139,490	$100,891,668	$32,022,157	$1,917,329,124	$15,605,247	$222,382,672	$80,758,281

* Includes investments in securities on loan, at value	$81,685,825	$—	$48,971,049	$—	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2013

	SPDR DB								SPDR BofA
	International	SPDR Barclays							Merrill Lynch	SPDR BofA
	Government	Short Term	SPDR Barclays	SPDR Barclays	SPDR Barclays			SPDR Barclays	Emerging	Merrill Lynch
	Inflation-	International	International	International	Emerging	SPDR Barclays	SPDR Barclays	Investment Grade	Markets	Crossover
	Protected Bond	Treasury Bond	Treasury Bond	Corporate Bond	Markets Local	High Yield Bond	Short Term High	Floating Rate	Corporate Bond	Corporate Bond
	ETF	ETF	ETF	ETF	Bond ETF	ETF	Yield Bond ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,144,431,516	$205,509,537	$1,848,956,716	$180,380,826	$104,585,559	$9,078,837,072	$1,310,767,769	$41,229,148	$14,288,096	$20,970,544
Investments in securities of affiliated issuers, at value (Note 3)	3,477,798	435,828	357,706	2,251,905	8,500	88,606,233	47,753,632	5,061,825	1,803,066	4,916,591

Total Investments	1,147,909,314	205,945,365	1,849,314,422	182,632,731	104,594,059	9,167,443,305	1,358,521,401	46,290,973	16,091,162	25,887,135
Cash	—	—	—	—	6,850,948	—	—	1,303	—	—
Foreign currency, at value	214,365	3,292,391	25,749,909	1,357,645	891,239	—	—	—	—	—
Receivable for investments sold	33,898,695	10,344,779	30,846,306	2,014,317	3,017,131	80,102,974	10,822,255	—	104,082	—
Receivable for fund shares sold	—	—	—	3,412,753	—	127,327,932	23,994,134	3,046,567	—	2,529,452
Unrealized appreciation on forward currency contracts	—	—	—	42,454	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	10,015,745	2,283,908	21,866,117	3,349,062	2,100,412	163,573,432	23,692,498	47,284	221,772	329,886
Interest receivable — affiliated issuers	559	31	485	409	67	7,925	2,008	453	212	709
Due from Investment Adviser	—	—	—	—	—	—	—	—	—	1,715
Due from Custodian	—	—	—	82,000	—	—	—	—	—	—

TOTAL ASSETS	1,192,038,678	221,866,474	1,927,777,239	192,891,371	117,453,856	9,538,455,568	1,417,032,296	49,386,580	16,417,228	28,748,897

LIABILITIES
Payable upon return of securities loaned	—	—	—	2,067,217	8,500	—	—	4,106,185	1,708,185	4,195,830
Payable for investments purchased	—	10,325,315	35,617,774	6,225,621	2,557,836	202,722,535	65,297,960	2,621,526	—	1,776,395
Payable for when issued/delayed securities	—	—	—	—	—	32,422,000	1,972,000	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	7,931	—	—	—	—	—	—
Payable for fund shares repurchased	28,778,012	—	—	—	7,778,985	—	—	—	—	—
Accrued advisory fee (Note 3)	525,288	61,623	790,462	77,064	53,666	3,262,275	457,566	4,210	6,151	6,755
Deferred foreign taxes payable	1,927	—	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	2,007	363	2,911	123	302	18,031	269	13	23	17

TOTAL LIABILITIES	29,307,234	10,387,301	36,411,147	8,377,956	10,399,289	238,424,841	67,727,795	6,731,934	1,714,359	5,978,997

NET ASSETS	$1,162,731,444	$211,479,173	$1,891,366,092	$184,513,415	$107,054,567	$9,300,030,727	$1,349,304,501	$42,654,646	$14,702,869	$22,769,900

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,175,737,496	$222,952,857	$1,951,356,165	$186,016,869	$113,976,301	$9,487,529,646	$1,372,784,854	$42,596,857	$15,056,183	$23,102,512
Undistributed (distribution in excess of) net investment income	(6,458,557)	(1,638,740)	(4,006,060)	225,663	(1,094,351)	4,916,815	1,781,914	11,373	55,820	38,591
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(12,831,393)	(2,809)	(430,278)	57,696	(357,279)	(273,186)	203,459	129	162,302	99,621
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $1,927, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	6,532,300	(9,659,165)	(54,384,653)	(1,771,478)	(5,358,372)	(192,142,548)	(25,465,726)	46,287	(571,436)	(470,824)
Foreign currency	(248,402)	(172,970)	(1,169,082)	(15,335)	(111,732)	—	—	—	—	—

NET ASSETS	$1,162,731,444	$211,479,173	$1,891,366,092	$184,513,415	$107,054,567	$9,300,030,727	$1,349,304,501	$42,654,646	$14,702,869	$22,769,900

NET ASSET VALUE PER SHARE
Net asset value per share	$57.56	$34.67	$56.29	$34.17	$29.74	$39.53	$30.05	$30.47	$29.41	$25.30

Shares outstanding (unlimited amount authorized, $0.01 par value)	20,200,483	6,100,000	33,600,019	5,400,000	3,600,000	235,273,812	44,900,000	1,400,000	500,000	900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,137,897,289	$215,168,702	$1,903,341,369	$182,152,304	$109,943,931	$9,270,979,620	$1,336,233,495	$41,182,861	$14,859,532	$21,441,368
Affiliated issuers	3,477,798	435,828	357,706	2,251,905	8,500	88,606,233	47,753,632	5,061,825	1,803,066	4,916,591

Total cost of investments	$1,141,375,087	$215,604,530	$1,903,699,075	$184,404,209	$109,952,431	$9,359,585,853	$1,383,987,127	$46,244,686	$16,662,598	$26,357,959

Foreign currency, at cost	$226,766	$3,372,832	$26,451,209	$1,370,876	$895,747	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$—	$—	$1,990,791	$7,889	$—	$—	$4,022,613	$1,682,220	$4,115,322

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2013

	SPDR Barclays			SPDR Barclays	SPDR Barclays		SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays
	1-3		SPDR Barclays	Short Term	Intermediate Term	SPDR Barclays	Short Term	Intermediate Term	Long Term	Issuer Scored
	Month	SPDR Barclays	1-10 Year TIPS	Treasury	Treasury	Long Term Treasury	Corporate Bond	Corporate Bond	Corporate Bond	Corporate Bond
	T-Bill ETF	TIPS ETF	ETF (1)	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$848,582	$8,846,233	$(16,177)	$22,251	$2,848,735	$1,468,370	$24,462,338	$10,603,803	$5,538,934	$1,069,275
Interest income on securities of affiliated issuers (Note 3)	1,154	1,657	3	32	906	257	21,361	4,706	1,587	655
Affiliated securities lending — net (Note 3 and Note 8)	229,418	36,648	—	163	11,625	2,852	44,057	29,280	7,042	—
Foreign taxes withheld	—	—	—	—	—	—	—	(688)	—	—

TOTAL INVESTMENT INCOME (LOSS)	1,079,154	8,884,538	(16,174)	22,446	2,861,266	1,471,479	24,527,756	10,637,101	5,547,563	1,069,930

EXPENSES
Advisory fee (Note 3)	1,625,340	1,377,770	1,431	5,263	237,555	75,320	2,141,433	524,876	181,827	48,904
Trustees’ fees and expenses (Note 3)	28,725	15,735	12	62	4,126	1,223	27,083	6,459	2,303	566
Miscellaneous expenses	60	1	—	—	—	—	108	34	52	—

TOTAL EXPENSES	1,654,125	1,393,506	1,443	5,325	241,681	76,543	2,168,624	531,369	184,182	49,470

NET INVESTMENT INCOME (LOSS)	(574,971)	7,491,032	(17,617)	17,121	2,619,585	1,394,936	22,359,132	10,105,732	5,363,381	1,020,460

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	93,019	14,865,788	(1,920)	18,099	2,581,952	611,977	4,429,883	1,777,901	3,740,462	118,578
Net change in unrealized appreciation (depreciation) on:
Investments	1,250	(60,634,406)	(320,735)	(43,973)	(6,376,910)	(9,686,705)	(3,050,487)	(8,365,851)	(11,175,785)	(1,155,062)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	94,269	(45,768,618)	(322,655)	(25,874)	(3,794,958)	(9,074,728)	1,379,396	(6,587,950)	(7,435,323)	(1,036,484)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(480,702)	$(38,277,586)	$(340,272)	$(8,753)	$(1,175,373)	$(7,679,792)	$23,738,528	$3,517,782	$(2,071,942)	$(16,024)

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.
(1)	For the period May 29, 2013 (commencement of operations) to June 30, 2013.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2013

	SPDR Barclays				SPDR Nuveen		SPDR Nuveen		SPDR Nuveen S&P
	Convertible	SPDR Barclays	SPDR Barclays	SPDR Nuveen	Barclays California	SPDR Nuveen	Barclays Short	SPDR Nuveen S&P	High Yield	SPDR Nuveen
	Securities	Mortgage Backed	Aggregate Bond	Barclays Municipal	Municipal Bond	Barclays New York	Term Municipal	VRDO Municipal	Municipal Bond	Barclays Build
	ETF	Bond ETF	ETF	Bond ETF	ETF	Municipal Bond ETF	Bond ETF	Bond ETF	ETF	America Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$(16,969,309)	$169,441	$11,242,040	$35,466,803	$3,127,430	$934,189	$21,689,703	$35,939	$9,808,442	$4,986,177
Interest income on securities of affiliated issuers (Note 3)	9,739	63,760	298,748	—	—	—	—	—	—	1,125
Dividend income (Note 2)	15,911,959	—	—	—	—	—	—	—	—	—
Affiliated securities lending — net (Note 3 and Note 8)	373,647	—	48,059	—	—	—	—	—	—	52

TOTAL INVESTMENT INCOME (LOSS)	(673,964)	233,201	11,588,847	35,466,803	3,127,430	934,189	21,689,703	35,939	9,808,442	4,987,354

EXPENSES
Advisory fee (Note 3)	3,858,625	77,099	1,195,282	3,644,667	203,270	62,879	3,402,932	24,701	927,328	379,835
Trustees’ fees and expenses (Note 3)	18,271	875	12,439	25,154	2,011	641	34,249	281	2,799	2,118
Miscellaneous expenses	2	—	227	348	78	—	1,471	72	81	—

TOTAL EXPENSES	3,876,898	77,974	1,207,948	3,670,169	205,359	63,520	3,438,652	25,054	930,208	381,953

Expenses waived by Adviser (Note 3)	—	—	(336,590)	(875,924)	—	—	—	—	(95,613)	—

NET INVESTMENT INCOME (LOSS)	(4,550,862)	155,227	10,717,489	32,672,558	2,922,071	870,669	18,251,051	10,885	8,973,847	4,605,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	26,165,718	(104,365)	330,133	24,538,256	3,370,702	717,536	4,467,399	—	(673,544)	3,695,125
Net change in unrealized appreciation (depreciation) on:
Investments	124,134,495	(455,670)	(18,674,265)	(71,079,038)	(7,641,015)	(2,034,022)	(30,470,049)	—	(10,334,158)	(9,841,679)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	150,300,213	(560,035)	(18,344,132)	(46,540,782)	(4,270,313)	(1,316,486)	(26,002,650)	—	(11,007,702)	(6,146,554)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$145,749,351	$(404,808)	$(7,626,643)	$(13,868,224)	$(1,348,242)	$(445,817)	$(7,751,599)	$10,885	$(2,033,855)	$(1,541,153)

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2013

	SPDR DB
	International	SPDR Barclays		SPDR Barclays					SPDR BofA Merrill	SPDR BofA Merrill
	Government	Short Term	SPDR Barclays	International	SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays	Lynch Emerging	Lynch Crossover
	Inflation-Protected	International	International	Corporate Bond	Emerging Markets	High Yield Bond	Short Term High	Investment Grade	Markets Corporate	Corporate Bond
	Bond ETF	Treasury Bond ETF	Treasury Bond ETF	ETF	Local Bond ETF	ETF	Yield Bond ETF	Floating Rate ETF	Bond ETF	ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$51,723,659	$3,341,296	$51,045,985	$3,241,633	$10,003,828	$805,165,820	$43,522,707	$213,834	$728,152	$653,514
Interest income on securities of affiliated issuers (Note 3)	10,548	706	3,559	129	4,598	184,923	15,806	695	292	400
Affiliated securities lending — net (Note 3 and Note 8)	609	1,456	11,006	2,691	7,392	—	—	2,226	425	1,363
Foreign taxes withheld	(252,581)	(50,559)	(1,765)	(6,064)	(126,250)	—	—	(510)	—	—

TOTAL INVESTMENT INCOME (LOSS)	51,482,235	3,292,899	51,058,785	3,238,389	9,889,568	805,350,743	43,538,513	216,245	728,869	655,277

EXPENSES
Advisory fee (Note 3)	7,344,431	790,245	9,602,908	639,016	910,013	47,302,723	2,832,907	26,432	78,311	60,763
Trustees’ fees and expenses (Note 3)	29,562	5,083	40,784	1,829	3,876	250,852	6,124	202	259	209
Miscellaneous expenses	2,289	161	40	—	1,915	2,369	47	—	—	—

TOTAL EXPENSES	7,376,282	795,489	9,643,732	640,845	915,804	47,555,944	2,839,078	26,634	78,570	60,972

Expenses waived by Adviser (Note 3)	—	—	—	—	—	—	—	—	—	(15,399)

NET INVESTMENT INCOME	44,105,953	2,497,410	41,415,053	2,597,544	8,973,764	757,794,799	40,699,435	189,611	650,299	609,704

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,989,329	(3,621,220)	9,183,163	(323,480)	(3,293,017)	365,727,635	3,609,106	129	162,302	96,621
Foreign currency transactions	(1,048,084)	76,689	(986,027)	(492,903)	(812,216)	—	(426)	—	—	—
Forward foreign currency contracts	(16,520)	—	—	4,992	(2,217)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $1,927, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	(43,005,089)	(5,602,810)	(107,131,293)	962,972	638,290	(188,864,242)	(24,235,077)	(9,114)	(539,367)	(553,457)
Foreign currency transactions	32,239	(185,736)	(813,482)	(34,513)	(31,183)	—	—	—	—	—
Forward foreign currency contracts	—	—	—	87,111	(101,949)	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(38,048,125)	(9,333,077)	(99,747,639)	204,179	(3,602,292)	176,863,393	(20,626,397)	(8,985)	(377,065)	(456,836)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,057,828	$(6,835,667)	$(58,332,586)	$2,801,723	$5,371,472	$934,658,192	$20,073,038	$180,626	$273,234	$152,868

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

					SPDR Barclays
	SPDR Barclays 1-3				1-10 Year TIPS			SPDR Barclays Intermediate Term Treasury
	Month T-Bill ETF		SPDR Barclays TIPS ETF		ETF	SPDR Barclays Short Term Treasury ETF		ETF
					For the Period		For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	5/29/13*-	Year Ended	11/30/11*-	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(574,971)	$(1,456,928)	$7,491,032	$15,312,592	$(17,617)	$17,121	$11,779	$2,619,585	$3,763,583
Net realized gain (loss) on investments	93,019	96,661	14,865,788	12,842,797	(1,920)	18,099	492	2,581,952	3,892,875
Net change in unrealized appreciation (depreciation) on investments	1,250	2,669	(60,634,406)	33,373,503	(320,735)	(43,973)	17,081	(6,376,910)	3,458,846

Net increase (decrease) in net assets resulting from operations	(480,702)	(1,357,598)	(38,277,586)	61,528,892	(340,272)	(8,753)	29,352	(1,175,373)	11,115,304

Net equalization credits and charges (Note 2)	(236,624)	97,950	171,847	509,896	(1,228)	553	—	(21,896)	(25,281)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(69,285)	(10,338,505)	(16,640,248)	—	(17,536)	(9,913)	(2,652,428)	(3,826,971)
Net realized gains	—	—	—	—	—	—	—	(799,563)	(577,337)

Total distributions to shareholders	—	(69,285)	(10,338,505)	(16,640,248)	—	(17,536)	(9,913)	(3,451,991)	(4,404,308)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,749,807,793	4,698,827,830	96,127,877	343,537,124	11,971,863	3,012,147	6,000,000	12,035,683	18,205,265
Cost of shares redeemed	(1,708,738,207)	(4,166,704,643)	(129,363,279)	(93,538,401)	—	(3,015,784)	—	(30,612,894)	(42,635,334)
Net income equalization (Note 2)	236,624	(97,950)	(171,847)	(509,896)	1,228	(553)	—	21,896	25,281
Other capital (Note 4)	—	—	—	5,814	—	—	—	—	6,116

Net increase (decrease) in net assets from beneficial interest transactions	41,306,210	532,025,237	(33,407,249)	249,494,641	11,973,091	(4,190)	6,000,000	(18,555,315)	(24,398,672)

Net increase (decrease) in net assets during the year	40,588,884	530,696,304	(81,851,493)	294,893,181	11,631,591	(29,926)	6,019,439	(23,204,575)	(17,712,957)
Net assets at beginning of year	1,539,512,422	1,008,816,118	732,984,475	438,091,294	—	6,019,439	—	196,216,441	213,929,398

NET ASSETS END OF YEAR (1)	$1,580,101,306	$1,539,512,422	$651,132,982	$732,984,475	$11,631,591	$5,989,513	$6,019,439	$173,011,866	$196,216,441

SHARES OF BENEFICIAL INTEREST:
Shares sold	38,200,000	102,500,000	1,600,000	5,900,000	600,000	100,000	200,000	200,000	300,000
Shares redeemed	(37,300,000)	(90,900,000)	(2,200,000)	(1,600,000)	—	(100,000)	—	(500,000)	(700,000)

Net increase (decrease)	900,000	11,600,000	(600,000)	4,300,000	600,000	—	200,000	(300,000)	(400,000)

(1) Including undistributed (distribution in excess of) net investment income	$—	$(372,162)	$492,380	$3,130,361	$(16,153)	$1,943	$1,866	$43,456	$76,299

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Long Term Treasury		SPDR Barclays Short Term Corporate		SPDR Barclays Intermediate Term		SPDR Barclays Long Term Corporate		SPDR Barclays Issuer Scored Corporate
	ETF		Bond ETF		Corporate Bond ETF		Bond ETF		Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,394,936	$1,292,160	$22,359,132	$9,165,882	$10,105,732	$7,549,058	$5,363,381	$3,076,755	$1,020,460	$659,614
Net realized gain (loss) on investments	611,977	4,766,278	4,429,883	1,656,152	1,777,901	483,806	3,740,462	191,607	118,578	38,649
Net change in unrealized appreciation (depreciation) on investments	(9,686,705)	3,646,359	(3,050,487)	(2,643,868)	(8,365,851)	6,208,322	(11,175,785)	5,249,857	(1,155,062)	770,608

Net increase (decrease) in net assets resulting from operations	(7,679,792)	9,704,797	23,738,528	8,178,166	3,517,782	14,241,186	(2,071,942)	8,518,219	(16,024)	1,468,871

Net equalization credits and charges (Note 2)	(9,613)	92,288	1,083,216	348,584	158,873	126,041	31,086	112,231	26,174	5,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,385,168)	(1,326,817)	(21,910,394)	(8,595,101)	(10,090,627)	(7,474,239)	(5,346,001)	(3,007,660)	(1,008,703)	(640,917)
Net realized gains	—	—	(1,495,862)	(781,714)	(676,058)	(657,849)	(417,976)	—	(89,607)	—

Total distributions to shareholders	(1,385,168)	(1,326,817)	(23,406,256)	(9,376,815)	(10,766,685)	(8,132,088)	(5,763,977)	(3,007,660)	(1,098,310)	(640,917)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	127,080,513	73,816,628	1,833,689,644	847,040,810	141,820,987	83,502,549	85,345,639	50,429,117	12,966,104	9,330,175
Cost of shares redeemed	(124,951,127)	(39,838,710)	—	(79,000,558)	(16,981,306)	—	(68,730,920)	(3,986,157)	—	—
Net income equalization (Note 2)	9,613	(92,288)	(1,083,216)	(348,584)	(158,873)	(126,041)	(31,086)	(112,231)	(26,174)	(5,425)
Other capital (Note 4)	—	—	609,624	665,278	162,296	111,134	645,618	327,188	71,314	51,316

Net increase (decrease) in net assets from beneficial interest transactions	2,138,999	33,885,630	1,833,216,052	768,356,946	124,843,104	83,487,642	17,229,251	46,657,917	13,011,244	9,376,066

Net increase (decrease) in net assets during the year	(6,935,574)	42,355,898	1,834,631,540	767,506,881	117,753,074	89,722,781	9,424,418	52,280,707	11,923,084	10,209,445
Net assets at beginning of year	64,844,001	22,488,103	1,105,432,267	337,925,386	281,287,521	191,564,740	87,833,726	35,553,019	22,417,016	12,207,571

NET ASSETS END OF YEAR (1)	$57,908,427	$64,844,001	$2,940,063,807	$1,105,432,267	$399,040,595	$281,287,521	$97,258,144	$87,833,726	$34,340,100	$22,417,016

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,800,000	1,100,000	59,900,000	27,900,000	4,100,000	2,500,000	2,100,000	1,300,000	400,000	300,000
Shares redeemed	(1,800,000)	(600,000)	—	(2,600,000)	(500,000)	—	(1,700,000)	(100,000)	—	—

Net increase (decrease)	—	500,000	59,900,000	25,300,000	3,600,000	2,500,000	400,000	1,200,000	400,000	300,000

(1) Including undistributed (distribution in excess of) net investment income	$21,628	$11,860	$1,334,740	$886,001	$281,699	$270,902	$201,234	$183,854	$73,071	$61,314

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Convertible Securities		SPDR Barclays Mortgage Backed				SPDR Nuveen Barclays Municipal		SPDR Nuveen Barclays California
	ETF		Bond ETF		SPDR Barclays Aggregate Bond ETF		Bond ETF		Municipal Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,550,862)	$7,604,122	$155,227	$523,463	$10,717,489	$7,615,534	$32,672,558	$31,012,156	$2,922,071	$2,841,773
Net realized gain (loss) on investments	26,165,718	15,447,903	(104,365)	1,123,279	330,133	3,520,250	24,538,256	16,459,767	3,370,702	1,029,518
Net change in unrealized appreciation (depreciation) on investments	124,134,495	(78,948,329)	(455,670)	(81,520)	(18,674,265)	11,336,859	(71,079,038)	42,753,645	(7,641,015)	5,959,895

Net increase (decrease) in net assets resulting from operations	145,749,351	(55,896,304)	(404,808)	1,565,222	(7,626,643)	22,472,643	(13,868,224)	90,225,568	(1,348,242)	9,831,186

Net equalization credits and charges (Note 2)	7,404,806	(86,216)	(1,301)	315	36,688	262,979	6,324	236,549	29,089	4,440

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,958,963)	(26,426,564)	(168,448)	(547,777)	(10,568,927)	(7,551,717)	(32,677,132)	(30,903,162)	(2,885,921)	(2,820,526)
Net realized gains	—	(9,742,085)	(628,923)	(781,622)	(3,313,336)	(2,701,732)	(13,923,826)	(2,760,920)	(2,219,662)	(75,264)

Total distributions to shareholders	(37,958,963)	(36,168,649)	(797,371)	(1,329,399)	(13,882,263)	(10,253,449)	(46,600,958)	(33,664,082)	(5,105,583)	(2,895,790)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	388,904,627	212,781,925	16,419,476	24,935,769	105,362,471	354,570,466	241,983,448	290,172,530	27,062,610	9,541,167
Cost of shares redeemed	(55,121,525)	(263,818,524)	(30,035,591)	(22,005,784)	(11,564,443)	(29,119,079)	(233,647,898)	(84,616,202)	(4,877,035)	(4,510,237)
Net income equalization (Note 2)	(7,404,806)	86,216	1,301	(315)	(36,688)	(262,979)	(6,324)	(236,549)	(29,089)	(4,440)
Other capital (Note 4)	105,488	109,541	23,228	23,471	104,868	325,878	666,493	23,264	13,240	1,210

Net increase (decrease) in net assets from beneficial interest transactions	326,483,784	(50,840,842)	(13,591,586)	2,953,141	93,866,208	325,514,286	8,995,719	205,343,043	22,169,726	5,027,700

Net increase (decrease) in net assets during the year	441,678,978	(142,992,011)	(14,795,066)	3,189,279	72,393,990	337,996,459	(51,467,139)	262,141,078	15,744,990	11,967,536
Net assets at beginning of year	783,580,337	926,572,348	38,745,609	35,556,330	597,434,935	259,438,476	1,135,596,364	873,455,286	85,193,281	73,225,745

NET ASSETS END OF YEAR (1)	$1,225,259,315	$783,580,337	$23,950,543	$38,745,609	$669,828,925	$597,434,935	$1,084,129,225	$1,135,596,364	$100,938,271	$85,193,281

SHARES OF BENEFICIAL INTEREST:
Shares sold	9,400,000	5,500,000	600,000	900,000	1,800,000	6,100,000	9,900,000	12,200,000	1,100,000	400,000
Shares redeemed	(1,400,000)	(7,000,000)	(1,100,000)	(800,000)	(200,000)	(500,000)	(9,800,000)	(3,600,000)	(200,000)	(200,000)

Net increase (decrease)	8,000,000	(1,500,000)	(500,000)	100,000	1,600,000	5,600,000	100,000	8,600,000	900,000	200,000

(1) Including undistributed (distribution in excess of) net investment income	$13,063,790	$7,917,235	$(9,069)	$(10,381)	$(36,566)	$55,052	$960,116	$1,224,843	$126,535	$132,794

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays New York		SPDR Nuveen Barclays Short Term		SPDR Nuveen S&P VRDO Municipal		SPDR Nuveen S&P High Yield		SPDR Nuveen Barclays Build America
	Municipal Bond ETF		Municipal Bond ETF		Bond ETF		Municipal Bond ETF		Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$870,669	$876,530	$18,251,051	$19,220,280	$10,885	$64,203	$8,973,847	$3,248,829	$4,605,401	$2,332,182
Net realized gain (loss) on investments	717,536	339,723	4,467,399	6,603,624	—	—	(673,544)	618,150	3,695,125	106,607
Net change in unrealized appreciation (depreciation) on investments	(2,034,022)	1,253,655	(30,470,049)	6,882,043	—	—	(10,334,158)	3,518,679	(9,841,679)	6,024,659

Net increase (decrease) in net assets resulting from operations	(445,817)	2,469,908	(7,751,599)	32,705,947	10,885	64,203	(2,033,855)	7,385,658	(1,541,153)	8,463,448

Net equalization credits and charges (Note 2)	5,972	1,401	144,188	151,424	(91)	2,062	216,228	99,234	(54,964)	155,278

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(875,320)	(873,962)	(18,398,627)	(19,407,131)	(13,006)	(71,881)	(8,279,766)	(3,013,802)	(4,589,174)	(2,280,069)
Net realized gains	(215,588)	—	(3,057,836)	(2,438,920)	—	—	(258,139)	(112,155)	—	—

Total distributions to shareholders	(1,090,908)	(873,962)	(21,456,463)	(21,846,051)	(13,006)	(71,881)	(8,537,905)	(3,125,957)	(4,589,174)	(2,280,069)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,828,640	2,385,699	543,125,394	321,334,173	3,001,108	6,003,938	139,339,945	49,256,420	36,808,741	65,278,517
Cost of shares redeemed	—	—	(126,074,404)	(92,537,497)	(3,001,199)	—	(5,405,842)	(5,269,471)	(54,453,186)	—
Net income equalization (Note 2)	(5,972)	(1,401)	(144,188)	(151,424)	91	(2,062)	(216,228)	(99,234)	54,964	(155,278)
Other capital (Note 4)	397	—	317,915	45,126	—	1,501	41,192	10,849	190,332	32,639

Net increase (decrease) in net assets from beneficial interest transactions	4,823,065	2,384,298	417,224,717	228,690,378	—	6,003,377	133,759,067	43,898,564	(17,399,149)	65,155,878

Net increase (decrease) in net assets during the year	3,292,312	3,981,645	388,160,843	239,701,698	(2,212)	5,997,761	123,403,535	48,257,499	(23,584,440)	71,494,535
Net assets at beginning of year	28,557,005	24,575,360	1,539,304,420	1,299,602,722	15,007,655	9,009,894	95,282,924	47,025,425	102,077,680	30,583,145

NET ASSETS END OF YEAR (1)	$31,849,317	$28,557,005	$1,927,465,263	$1,539,304,420	$15,005,443	$15,007,655	$218,686,459	$95,282,924	$78,493,240	$102,077,680

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	100,000	22,300,000	13,200,000	100,000	200,000	2,400,000	900,000	600,000	1,100,000
Shares redeemed	—	—	(5,200,000)	(3,800,000)	(100,000)	—	(100,000)	(100,000)	(900,000)	—

Net increase (decrease)	200,000	100,000	17,100,000	9,400,000	—	200,000	2,300,000	800,000	(300,000)	1,100,000

(1) Including undistributed (distribution in excess of) net investment income	$46,348	$53,776	$251,325	$398,901	$—	$1,081	$584,043	$322,004	$176,752	$160,525

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DB International Government		SPDR Barclays Short Term		SPDR Barclays International Treasury		SPDR Barclays International Corporate		SPDR Barclays Emerging Markets
	Inflation-Protected Bond ETF		International Treasury Bond ETF		Bond ETF		Bond ETF		Local Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,105,953	$55,337,568	$2,497,410	$3,516,452	$41,415,053	$38,500,559	$2,597,544	$1,785,363	$8,973,764	$4,717,343
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	4,924,725	(30,994,486)	(3,544,531)	(4,179,081)	8,197,136	15,866,538	(811,391)	(1,035,480)	(4,107,450)	(2,128,424)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and forward foreign currency	(42,972,850)	(44,755,707)	(5,788,546)	(14,392,259)	(107,944,775)	(63,441,435)	1,015,570	(4,228,625)	505,158	(6,319,124)

Net increase (decrease) in net assets resulting from operations	6,057,828	(20,412,625)	(6,835,667)	(15,054,888)	(58,332,586)	(9,074,338)	2,801,723	(3,478,742)	5,371,472	(3,730,205)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,538,567)	(45,531,927)	(24,010)	(7,810,394)	(39,471,583)	(62,242,574)	(1,351,862)	(1,118,887)	(8,332,142)	(673,556)
Net realized gains	—	—	—	—	—	—	(77,543)	—	(54,938)	—
Return of capital	(13,812,498)	—	—	—	—	—	—	—	(449,997)	—

Total distributions to shareholders	(51,351,065)	(45,531,927)	(24,010)	(7,810,394)	(39,471,583)	(62,242,574)	(1,429,405)	(1,118,887)	(8,837,077)	(673,556)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	352,979,858	175,261,911	39,678,570	48,195,018	397,087,440	512,721,724	125,408,528	36,547,501	69,944,033	171,145,924
Cost of shares redeemed	(421,041,557)	(197,452,173)	(46,879,490)	(50,986,915)	(271,280,364)	(162,493,818)	(13,796,244)	(13,166,413)	(157,245,676)	—
Other capital (Note 4)	2,322,064	1,047,730	16,675	73,772	437,716	940,934	302,961	152,127	792,296	1,723,336

Net increase (decrease) in net assets from beneficial interest transactions	(65,739,635)	(21,142,532)	(7,184,245)	(2,718,125)	126,244,792	351,168,840	111,915,245	23,533,215	(86,509,347)	172,869,260

Contribution from Custodian	—	—	—	—	—	—	82,000	—	—	—

Net increase (decrease) in net assets during the year	(111,032,872)	(87,087,084)	(14,043,922)	(25,583,407)	28,440,623	279,851,928	113,369,563	18,935,586	(89,974,952)	168,465,499
Net assets at beginning of year	1,273,764,316	1,360,851,400	225,523,095	251,106,502	1,862,925,469	1,583,073,541	71,143,852	52,208,266	197,029,519	28,564,020

NET ASSETS END OF YEAR (1)	$1,162,731,444	$1,273,764,316	$211,479,173	$225,523,095	$1,891,366,092	$1,862,925,469	$184,513,415	$71,143,852	$107,054,567	$197,029,519

SHARES OF BENEFICIAL INTEREST:
Shares sold	5,600,000	2,900,000	1,100,000	1,300,000	6,700,000	8,600,000	3,600,000	1,100,000	2,200,000	5,500,000
Shares redeemed	(6,900,000)	(3,400,000)	(1,300,000)	(1,400,000)	(4,600,000)	(2,700,000)	(400,000)	(400,000)	(5,000,000)	—

Net increase (decrease)	(1,300,000)	(500,000)	(200,000)	(100,000)	2,100,000	5,900,000	3,200,000	700,000	(2,800,000)	5,500,000

(1) Including undistributed (distribution in excess of) net investment income	$(6,458,557)	$4,543,292	$(1,638,740)	$(4,805,372)	$(4,006,060)	$(936,513)	$225,663	$190,163	$(1,094,351)	$3,036,014

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			SPDR Barclays Short Term High		SPDR Barclays Investment Grade		SPDR BofA Merrill Lynch Emerging		SPDR BofA Merrill Lynch Crossover
	SPDR Barclays High Yield Bond ETF		Yield Bond ETF		Floating Rate ETF		Markets Corporate Bond ETF		Corporate Bond ETF
				For the Period		For the Period		For the Period		For the Period
	Year Ended	Year Ended	Year Ended	3/14/12*-	Year Ended	11/30/11*-	Year Ended	6/18/12*-	Year Ended	6/18/12*-
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$757,794,799	$681,120,977	$40,699,435	$1,639,503	$189,611	$75,182	$650,299	$16,655	$609,704	$12,013
Net realized gain (loss) on investments and foreign currency transactions	365,727,635	117,795,768	3,608,680	(289,666)	129	948	162,302	—	96,621	127
Net change in unrealized appreciation (depreciation) on investments	(188,864,242)	(141,094,309)	(24,235,077)	(1,230,649)	(9,114)	55,401	(539,367)	(32,069)	(553,457)	82,633

Net increase (decrease) in net assets resulting from operations	934,658,192	657,822,436	20,073,038	119,188	180,626	131,531	273,234	(15,414)	152,868	94,773

Net equalization credits and charges (Note 2)	(1,909,192)	14,470,021	3,184,997	248,040	13,937	1,730	—	—	36,304	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(772,744,973)	(674,892,495)	(38,659,229)	(1,111,094)	(190,013)	(64,355)	(611,134)	—	(580,253)	—
Net realized gains	—	(60,929,098)	—	—	—	—	—	—	—	—

Total distributions to shareholders	(772,744,973)	(735,821,593)	(38,659,229)	(1,111,094)	(190,013)	(64,355)	(611,134)	—	(580,253)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,983,108,084	8,535,471,169	1,442,024,701	155,091,837	33,539,276	9,030,831	—	15,000,000	13,037,325	10,000,000
Cost of shares redeemed	(8,633,195,303)	(4,598,599,185)	(208,965,797)	(20,379,391)	—	—	—	—	—	—
Net income equalization (Note 2)	1,909,192	(14,470,021)	(3,184,997)	(248,040)	(13,937)	(1,730)	—	—	(36,304)	—
Other capital (Note 4)	7,669,981	6,123,944	866,218	245,030	26,750	—	—	56,183	65,187	—

Net increase (decrease) in net assets from beneficial interest transactions	(1,640,508,046)	3,928,525,907	1,230,740,125	134,709,436	33,552,089	9,029,101	—	15,056,183	13,066,208	10,000,000

Net increase (decrease) in net assets during the year	(1,480,504,019)	3,864,996,771	1,215,338,931	133,965,570	33,556,639	9,098,007	(337,900)	15,040,769	12,675,127	10,094,773
Net assets at beginning of year	10,780,534,746	6,915,537,975	133,965,570	—	9,098,007	—	15,040,769	—	10,094,773	—

NET ASSETS END OF YEAR (1)	$9,300,030,727	$10,780,534,746	$1,349,304,501	$133,965,570	$42,654,646	$9,098,007	$14,702,869	$15,040,769	$22,769,900	$10,094,773

SHARES OF BENEFICIAL INTEREST:
Shares sold	173,000,000	221,200,000	47,300,000	5,200,000	1,100,000	300,000	—	500,000	500,000	400,000
Shares redeemed	(213,050,000)	(119,300,000)	(6,900,000)	(700,000)	—	—	—	—	—	—

Net increase (decrease)	(40,050,000)	101,900,000	40,400,000	4,500,000	1,100,000	300,000	—	500,000	500,000	400,000

(1) Including undistributed (distribution in excess of) net investment income	$4,916,815	$22,117,881	$1,781,914	$528,409	$11,373	$10,827	$55,820	$16,655	$38,591	$12,013

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

													SPDR
													Barclays
													1-10
													Year		SPDR Barclays Short Term
	SPDR Barclays 1-3 Month T-Bill ETF							SPDR Barclays TIPS ETF					TIPS ETF		Treasury ETF
													For the			For the
													Period			Period
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	5/29/13*-		Year Ended	11/30/11*-
	6/30/13	6/30/12	6/30/11		6/30/10		6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13		6/30/13	6/30/12

Net asset value, beginning of period	$45.82	$45.85	$45.85		$45.86		$45.88	$59.59	$54.76	$52.74	$49.74	$52.00	$20.00		$30.10	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.02)	(0.04)	0.00	(2)	0.00	(2)	0.23	0.60	1.53	2.21	1.78	0.54	(0.03)		0.12	0.06

Net realized and unrealized gain (loss) (3)	0.01	0.01	0.00	(2)	0.00	(2)	0.11	(3.72)	4.93	1.70	2.78	(1.19)	(0.58)		(0.15)	0.09

Total from investment operations	(0.01)	(0.03)	0.00	(2)	0.00	(2)	0.34	(3.12)	6.46	3.91	4.56	(0.65)	(0.61)		(0.03)	0.15

Net equalization credits and charges (1)	(0.01)	0.00 (2)	0.00	(2)	0.00	(2)	0.02	0.01	0.05	0.01	0.01	0.07	(0.00	)(2)	0.00 (2)	—

Other capital (1)	—	—	—		—		—	—	0.00 (2)	—	—	0.00 (2)	—		—	—

Distributions to shareholders from:
Net investment income	—	0.00 (2)	—		0.00	(2)	(0.37)	(0.83)	(1.68)	(1.90)	(1.57)	(1.68)	—		(0.12)	(0.05)

Net realized gains	—	—	—		0.00	(2)	(0.01)	—	—	—	—	—	—		—	—

Return of capital	—	—	—		(0.01)		—	—	—	—	—	—	—		—	—

Total distributions	—	—	—		(0.01)		(0.38)	(0.83)	(1.68)	(1.90)	(1.57)	(1.68)	—		(0.12)	(0.05)

Net asset value, end of period	$45.80	$45.82	$45.85		$45.85		$45.86	$55.65	$59.59	$54.76	$52.74	$49.74	$19.39		$29.95	$30.10

Total return (4)	(0.04)%	(0.08)%	0.01%		0.00	%(5)	0.79%	(5.32)%	12.03%	7.55%	9.33%	(1.11)%	(3.07)%		(0.10)%	0.49%
Net assets, end of period (in 000’s)	$1,580,101	$1,539,512	$1,008,816		$1,054,532		$985,943	$651,133	$732,984	$438,091	$379,749	$288,501	$11,632		$5,990	$6,019
Ratio of expenses to average net assets	0.14%	0.14%	0.15%		0.14%		0.14%	0.19%	0.19%	0.20%	0.19%	0.19%	0.15	%(6)	0.12%	0.12	%(6)
Ratio of net investment income (loss) to average net assets	(0.05)%	(0.09)%	0.00	%(5)	0.00	%(5)	0.49%	1.00%	2.62%	4.12%	3.48%	1.11%	(1.85	)%(6)	0.39%	0.34	%(6)
Portfolio turnover rate (7)	584%	619%	628%		623%		692%	20%	23%	21%	18%	21%	1%		38%	24%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005% per share.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Intermediate Term Treasury ETF					SPDR Barclays Long Term Treasury ETF					SPDR Barclays Short Term Corporate Bond ETF
														For the
														Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/16/09*-
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$61.31	$59.42	$59.19	$57.22	$55.32	$72.05	$56.22	$59.15	$55.00	$53.39	$30.37	$30.44	$29.98	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.90	1.07	1.17	1.19	1.43	1.75	1.92	2.17	2.20	2.36	0.40	0.49	0.56	0.31

Net realized and unrealized gain (loss) (2)	(1.34)	2.07	0.37	2.02	1.92	(7.70)	15.76	(2.94)	4.06	1.64	0.17	(0.06)	0.48	(0.17)

Total from investment operations	(0.44)	3.14	1.54	3.21	3.35	(5.95)	17.68	(0.77)	6.26	4.00	0.57	0.43	1.04	0.14

Net equalization credits and charges (1)	(0.01)	(0.01)	(0.01)	0.03	0.06	(0.01)	0.14	0.01	0.08	0.01	0.02	0.02	0.01	0.04

Other capital (1)	—	0.00 (3)	0.00 (3)	—	—	—	—	—	—	—	0.01	0.04	0.00 (3)	0.06

Distributions to shareholders from:
Net investment income	(0.91)	(1.08)	(1.18)	(1.19)	(1.51)	(1.75)	(1.99)	(2.17)	(2.19)	(2.40)	(0.41)	(0.50)	(0.56)	(0.26)

Net realized gains	(0.29)	(0.16)	(0.12)	(0.08)	—	—	—	—	—	—	(0.03)	(0.06)	(0.03)	—

Total distributions	(1.20)	(1.24)	(1.30)	(1.27)	(1.51)	(1.75)	(1.99)	(2.17)	(2.19)	(2.40)	(0.44)	(0.56)	(0.59)	(0.26)

Net asset value, end of period	$59.66	$61.31	$59.42	$59.19	$57.22	$64.34	$72.05	$56.22	$59.15	$55.00	$30.53	$30.37	$30.44	$29.98

Total return (4)	(0.77)%	5.30%	2.62%	5.73%	6.20%	(8.44)%	32.03%	(1.24)%	11.93%	7.51%	1.99%	1.63%	3.60%	0.79%
Net assets, end of period (in 000’s)	$173,012	$196,216	$213,929	$242,703	$143,070	$57,908	$64,844	$22,488	$23,661	$16,499	$2,940,064	$1,105,432	$337,925	$161,898
Ratio of expenses to average net assets	0.14%	0.14%	0.16%	0.14%	0.14%	0.14%	0.14%	0.15%	0.14%	0.14%	0.13%	0.13%	0.13%	0.13	%(5)
Ratio of net investment income (loss) to average net assets	1.48%	1.75%	1.98%	2.06%	2.50%	2.49%	2.85%	3.79%	4.01%	4.14%	1.30%	1.61%	1.83%	1.94	%(5)
Portfolio turnover rate (6)	32%	35%	33%	39%	49%	20%	22%	26%	54%	17%	46%	50%	46%	23%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Intermediate Term Corporate Bond ETF						SPDR Barclays Long Term Corporate Bond ETF						SPDR Barclays Issuer Scored Corporate Bond ETF
					For the						For the				For the
					Period						Period				Period
	Year Ended	Year Ended	Year Ended	Year Ended	2/10/09*-		Year Ended	Year Ended	Year Ended	Year Ended	3/10/09*-		Year Ended	Year Ended	4/6/11*-
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09		6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$33.89	$33.03	$32.50	$30.39	$30.00		$39.92	$35.55	$36.57	$33.31	$30.00		$32.02	$30.52	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.00	1.12	1.14	1.31	0.59		1.81	1.92	2.00	2.07	0.65		1.08	1.11	0.24

Net realized and unrealized gain (loss) (2)	(0.31)	0.92	0.66	2.13	0.20		(2.60)	4.10	(0.22)	3.30	3.13		(0.81)	1.40	0.32

Total from investment operations	0.69	2.04	1.80	3.44	0.79		(0.79)	6.02	1.78	5.37	3.78		0.27	2.51	0.56

Net equalization credits and charges (1)	0.02	0.02	0.03	0.09	0.05		0.01	0.07	0.02	0.06	—		0.03	0.01	—

Other capital (1)	0.02	0.02	0.00 (3)	0.00 (3)	—		0.22	0.20	0.02	—	—		0.08	0.09	0.11

Distributions to shareholders from:
Net investment income	(1.02)	(1.12)	(1.15)	(1.38)	(0.45)		(1.82)	(1.92)	(2.01)	(2.09)	(0.47)		(1.08)	(1.11)	(0.15)

Net realized gains	(0.07)	(0.10)	(0.15)	(0.04)	—		(0.13)	—	(0.83)	(0.08)	—		(0.10)	—	—

Total distributions	(1.09)	(1.22)	(1.30)	(1.42)	(0.45)		(1.95)	(1.92)	(2.84)	(2.17)	(0.47)		(1.18)	(1.11)	(0.15)

Net asset value, end of period	$33.53	$33.89	$33.03	$32.50	$30.39		$37.41	$39.92	$35.55	$36.57	$33.31		$31.22	$32.02	$30.52

Total return (4)	2.10%	6.41%	5.72%	11.85%	2.86%		(1.74)%	18.04%	5.20%	16.76%	12.70%		1.11%	8.72%	2.23%
Net assets, end of period (in 000’s)	$399,041	$281,288	$191,565	$113,747	$27,349		$97,258	$87,834	$35,553	$32,909	$6,661		$34,340	$22,417	$12,208
Ratio of expenses to average net assets	0.15%	0.15%	0.16%	0.15%	0.15	%(5)	0.15%	0.15%	0.17%	0.15%	0.15	%(5)	0.16%	0.16%	0.16	%(5)
Ratio of net investment income (loss) to average net assets	2.89%	3.34%	3.45%	4.13%	5.22	%(5)	4.42%	4.97%	5.49%	5.85%	6.82	%(5)	3.34%	3.53%	3.42	%(5)
Portfolio turnover rate (6)	16%	15%	37%	42%	4%		24%	21%	58%	42%	27%		11%	17%	6%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Convertible Securities ETF							SPDR Barclays Mortgage Backed Bond ETF							SPDR Barclays Aggregate Bond ETF
						For the							For the
						Period							Period
	Year Ended	Year Ended		Year Ended	Year Ended	4/14/09*-		Year Ended		Year Ended	Year Ended	Year Ended	1/15/09*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12		6/30/11	6/30/10	6/30/09		6/30/13		6/30/12	6/30/11	6/30/10	6/30/09		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$37.67	$41.55		$36.06	$31.65	$30.00		$27.68		$27.35	$27.36	$26.26	$26.05		$58.57	$56.40	$56.67	$54.47	$53.13

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.19)	0.37		0.68	1.43	0.35		0.11		0.41	0.48	0.68	0.25		0.97	1.26	1.55	1.85	2.13

Net realized and unrealized gain (loss) (2)	6.39	(2.45)		6.52	4.78	1.42		(0.62)		0.85	0.50	1.29	0.14		(1.52)	2.68	0.58	3.13	1.41

Total from investment operations	6.20	(2.08)		7.20	6.21	1.77		(0.51)		1.26	0.98	1.97	0.39		(0.55)	3.94	2.13	4.98	3.54

Net equalization credits and charges (1)	0.31	(0.00	)(3)	0.04	0.05	0.05		(0.00	)(3)	0.00 (3)	0.02	0.07	—		0.00 (3)	0.04	0.01	0.01	0.03

Other capital (1)	0.00 (3)	0.01		0.00 (3)	0.02	0.05		0.02		0.02	0.06	0.10	—		0.01	0.05	0.00 (3)	—	0.01

Distributions to shareholders from:
Net investment income	(1.64)	(1.29)		(1.63)	(1.76)	(0.22)		(0.13)		(0.43)	(0.51)	(0.73)	(0.18)		(0.96)	(1.35)	(1.59)	(1.86)	(2.18)

Net realized gains	—	(0.52)		(0.12)	(0.11)	—		(0.45)		(0.52)	(0.56)	(0.31)	—		(0.31)	(0.51)	(0.82)	(0.93)	(0.06)

Total distributions	(1.64)	(1.81)		(1.75)	(1.87)	(0.22)		(0.58)		(0.95)	(1.07)	(1.04)	(0.18)		(1.27)	(1.86)	(2.41)	(2.79)	(2.24)

Net asset value, end of period	$42.54	$37.67		$41.55	$36.06	$31.65		$26.61		$27.68	$27.35	$27.36	$26.26		$56.76	$58.57	$56.40	$56.67	$54.47

Total return (4)	17.57%	(4.89)%		20.38%	19.92%	6.24%		(1.80)%		4.82%	3.88%	8.31%	1.51%		(0.95)%	7.29%	3.83%	9.36%	6.90%
Net assets, end of period (in 000’s)	$1,225,259	$783,580		$926,572	$259,629	$44,307		$23,951		$38,746	$35,556	$27,362	$5,252		$669,829	$597,435	$259,438	$221,027	$196,090
Ratio of expenses to average net assets	0.40%	0.40%		0.41%	0.40%	0.40	%(5)	0.20%		0.20%	0.21%	0.21%	0.20	%(5)	0.13%	0.13%	0.15%	0.13%	0.13%
Ratio of expenses to average net assets before waivers	0.40%	0.40%		0.41%	0.40%	0.40	%(5)	0.20%		0.20%	0.21%	0.21%	0.20	%(5)	0.19%	0.19%	0.20%	0.19%	0.19%
Ratio of net investment income (loss) to average net assets	(0.47)%	0.98%		1.68%	3.85%	5.33	%(5)	0.40%		1.47%	1.77%	2.55%	2.14	%(5)	1.65%	2.17%	2.74%	3.33%	3.98%
Portfolio turnover rate (6)	34%	17%		33%	26%	9%		544%		1,489%	1,107%	897%	619%		165%	428%	310%	376%	475%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Municipal Bond ETF					SPDR Nuveen Barclays California Municipal Bond ETF					SPDR Nuveen Barclays New York Municipal Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$24.16	$22.75	$22.94	$21.95	$21.73	$24.34	$22.19	$22.53	$21.25	$21.74	$23.80	$22.34	$22.66	$21.49	$21.64

Income (loss) from investment operations:
Net investment income (loss) (1)	0.65	0.74	0.79	0.85	0.86	0.70	0.87	0.87	0.96	0.92	0.67	0.77	0.76	0.88	0.87

Net realized and unrealized gain (loss) (2)	(0.87)	1.48	(0.05)	0.97	0.18	(0.87)	2.16	(0.19)	1.27	(0.52)	(0.87)	1.46	(0.20)	1.16	(0.16)

Total from investment operations	(0.22)	2.22	0.74	1.82	1.04	(0.17)	3.03	0.68	2.23	0.40	(0.20)	2.23	0.56	2.04	0.71

Net equalization credits and charges (1)	0.00 (3)	0.01	0.00 (3)	0.02	0.03	0.01	0.00 (3)	0.01	0.01	0.02	— (3)	0.00 (3)	0.00 (3)	0.01	0.01

Other capital (1)	0.01	0.00 (3)	—	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.65)	(0.75)	(0.79)	(0.85)	(0.85)	(0.70)	(0.86)	(0.86)	(0.96)	(0.91)	(0.68)	(0.77)	(0.76)	(0.88)	(0.87)

Net realized gains	(0.28)	(0.07)	(0.14)	—	—	(0.54)	(0.02)	(0.17)	—	—	(0.17)	—	(0.12)	—	—

Total distributions	(0.93)	(0.82)	(0.93)	(0.85)	(0.85)	(1.24)	(0.88)	(1.03)	(0.96)	(0.91)	(0.85)	(0.77)	(0.88)	(0.88)	(0.87)

Net asset value, end of period	$23.02	$24.16	$22.75	$22.94	$21.95	$22.94	$24.34	$22.19	$22.53	$21.25	$22.75	$23.80	$22.34	$22.66	$21.49

Total return (4)	(1.01)%	9.95%	3.33%	8.50%	5.07%	(0.85)%	13.91%	3.23%	10.67%	2.02%	(1.01)%	10.10%	2.55%	9.66%	3.49%
Net assets, end of period (in 000’s)	$1,084,129	$1,135,596	$873,455	$952,260	$583,859	$100,938	$85,193	$73,226	$65,333	$40,376	$31,849	$28,557	$24,575	$24,926	$15,046
Ratio of expenses to average net assets	0.23%	0.23%	0.22%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets before waivers	0.30%	0.30%	0.30%	0.30%	0.30%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.69%	3.14%	3.46%	3.75%	3.96%	2.88%	3.68%	3.92%	4.32%	4.33%	2.77%	3.30%	3.40%	3.92%	4.11%
Portfolio turnover rate (5)	18%	17%	16%	9%	3%	40%	14%	29%	12%	24%	36%	24%	37%	9%	33%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Short Term Municipal Bond ETF					SPDR Nuveen S&P VRDO Municipal Bond ETF						SPDR Nuveen S&P High Yield Municipal Bond ETF
										For the				For the
										Period				Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	9/23/09*-		Year Ended	Year Ended	4/13/11*-
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13		6/30/12	6/30/11	6/30/10		6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$24.39	$24.20	$24.08	$23.67	$22.82	$30.02		$30.03	$30.03	$30.00		$56.05	$52.25	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.26	0.33	0.36	0.42	0.55	0.03		0.17	0.24	0.06		2.81	3.12	0.64

Net realized and unrealized gain (loss) (2)	(0.30)	0.23	0.19	0.41	0.83	(0.01)		—	—	—		(1.49)	3.70	1.96

Total from investment operations	(0.04)	0.56	0.55	0.83	1.38	0.02		0.17	0.24	0.06		1.32	6.82	2.60

Net equalization credits and charges (1)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.03	(0.00	)(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.07	0.10	—

Other capital (1)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.01	—		0.00 (3)	—	0.01		0.01	0.01	—

Distributions to shareholders from:
Net investment income	(0.27)	(0.33)	(0.36)	(0.44)	(0.57)	(0.03)		(0.18)	(0.24)	(0.04)		(2.70)	(3.01)	(0.35)

Net realized gains	(0.05)	(0.04)	(0.07)	—	—	—		—	—	—		(0.08)	(0.12)	—

Total distributions	(0.32)	(0.37)	(0.43)	(0.44)	(0.57)	(0.03)		(0.18)	(0.24)	(0.04)		(2.78)	(3.13)	(0.35)

Net asset value, end of period	$24.03	$24.39	$24.20	$24.08	$23.67	$30.01		$30.02	$30.03	$30.03		$54.67	$56.05	$52.25

Total return (4)	(0.20)%	2.36%	2.33%	3.60%	6.29%	0.09%		0.55%	0.81%	0.23%		2.33%	13.71%	5.21%
Net assets, end of period (in 000’s)	$1,927,465	$1,539,304	$1,299,603	$1,252,378	$501,788	$15,005		$15,008	$9,010	$15,013		$218,686	$95,283	$47,025
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%		0.21%	0.21%	0.21	%(5)	0.45%	0.45%	0.45	%(5)
Ratio of expenses to average net assets before waivers	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%		0.21%	0.21%	0.21	%(5)	0.50%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	1.07%	1.34%	1.49%	1.77%	2.35%	0.09%		0.50%	0.80%	0.26	%(5)	4.84%	5.78%	5.86	%(5)
Portfolio turnover rate (6)	20%	23%	25%	14%	4%	110%		92%	77%	173%		7%	24%	33%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Build America Bond ETF					SPDR DB International Government Inflation-Protected Bond ETF					SPDR Barclays Short Term International Treasury Bond ETF
				For the													For the
				Period													Period
	Year Ended	Year Ended	Year Ended	5/12/10*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		1/15/09*-
	6/30/13	6/30/12	6/30/11	6/30/10		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13		6/30/12	6/30/11	6/30/10		6/30/09

Net asset value, beginning of period	$60.05	$50.97	$50.73	$50.00		$59.24	$61.86	$52.18	$51.90	$60.71	$35.80		$39.24	$33.73	$35.05		$33.05

Income (loss) from investment operations:
Net investment income (loss) (1)	2.60	2.65	2.74	0.34		1.86	2.56	3.19	2.52	2.08	0.40		0.54	0.51	0.46		0.21

Net realized and unrealized gain (loss) (2)	(4.07)	8.92	0.16	0.49		(1.44)	(3.10)	7.90	(1.96)	(9.07)	(1.53)		(2.73)	4.97	(1.41)		1.83

Total from investment operations	(1.47)	11.57	2.90	0.83		0.42	(0.54)	11.09	0.56	(6.99)	(1.13)		(2.19)	5.48	(0.95)		2.04

Net equalization credits and charges (1)	(0.03)	0.18	0.06	—		—	—	—	0.35	0.03	—		—	—	0.07		(0.06)

Other capital (1)	0.11	0.04	0.02	—		0.10	0.05	0.09	0.17	0.07	0.00	(3)	0.01	0.03	0.10		0.07

Distributions to shareholders from:
Net investment income	(2.59)	(2.71)	(2.73)	(0.10)		(1.62)	(2.13)	(1.50)	(0.80)	(0.04)	(0.00	)(3)	(1.26)	—	(0.54)		(0.05)

Net realized gains	—	—	(0.01)	—		—	—	—	—	—	—		—	—	—		—

Return of capital	—	—	—	—		(0.58)	—	—	—	(1.88)	—		—	—	(0.00	)(3)	—

Total distributions	(2.59)	(2.71)	(2.74)	(0.10)		(2.20)	(2.13)	(1.50)	(0.80)	(1.92)	—		(1.26)	—	(0.54)		(0.05)

Net asset value, end of period	$56.07	$60.05	$50.97	$50.73		$57.56	$59.24	$61.86	$52.18	$51.90	$34.67		$35.80	$39.24	$33.73		$35.05

Total return (4)	(2.60)%	23.52%	6.22%	1.67%		0.67%	(0.69)%	21.61%	2.03%	(11.34)%	(3.14)%		(5.59)%	16.34%	(2.32)%		6.22%
Net assets, end of period (in 000’s)	$78,493	$102,078	$30,583	$10,147		$1,162,731	$1,273,764	$1,360,851	$850,501	$394,482	$211,479		$225,523	$251,107	$134,928		$10,514
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.36	%(5)	0.50%	0.50%	0.52%	0.50%	0.50%	0.35%		0.35%	0.36%	0.35%		0.36	%(5)
Ratio of net investment income (loss) to average net assets	4.24%	4.57%	5.54%	5.10	%(5)	3.00%	4.32%	5.43%	4.60%	4.20%	1.11%		1.47%	1.37%	1.30%		1.39	%(5)
Portfolio turnover rate (6)	46%	112%	58%	16%		43%	40%	23%	40%	50%	71%		116%	85%	95%		39%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays International Treasury Bond ETF					SPDR Barclays International Corporate Bond ETF						SPDR Barclays Emerging Markets Local Bond ETF
										For the				For the
										Period				Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	5/19/10*-		Year Ended	Year Ended	2/23/11*-
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13		6/30/12	6/30/11	6/30/10		6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$59.14	$61.84	$53.78	$54.19	$55.14	$32.34		$34.81	$29.97	$30.00		$30.79	$31.74	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.29	1.39	1.42	1.48	1.51	0.77		0.97	0.93	0.07		1.57	1.57	0.55

Net realized and unrealized gain (loss) (2)	(2.93)	(1.79)	7.09	(1.48)	(1.32)	1.43		(2.85)	4.44	(0.14)		(1.13)	(2.55)	1.06

Total from investment operations	(1.64)	(0.40)	8.51	—	0.19	2.20		(1.88)	5.37	(0.07)		0.44	(0.98)	1.61

Net equalization credits and charges (1)	—	—	—	(0.08)	(0.01)	—		—	—	—		—	—	—

Other capital (1)	0.01	0.03	0.04	0.10	0.02	0.09		0.08	0.26	0.04		0.14	0.57	0.41

Distributions to shareholders from:
Net investment income	(1.22)	(2.33)	(0.49)	(0.43)	(1.15)	(0.46)		(0.67)	(0.78)	—		(1.54)	(0.54)	(0.28)

Net realized gains	—	—	—	—	—	(0.02)		—	(0.01)	—		(0.01)	—	—

Return of capital	—	—	—	—	—	—		—	—	—		(0.08)	—	—

Total distributions	(1.22)	(2.33)	(0.49)	(0.43)	(1.15)	(0.48)		(0.67)	(0.79)	—		(1.63)	(0.54)	(0.28)

Contribution from Custodian	—	—	—	—	—	0.02		—	—	—		—	—	—

Net asset value, end of period	$56.29	$59.14	$61.84	$53.78	$54.19	$34.17		$32.34	$34.81	$29.97		$29.74	$30.79	$31.74

Total return (3)	(2.86)%	(0.58)%	15.95%	(0.01)%	0.50%	7.18	%(4)	(5.17)%	19.01%	(0.10)%		1.97%	(1.30)%	6.70%
Net assets, end of period (in 000’s)	$1,891,366	$1,862,925	$1,583,074	$1,037,923	$1,089,231	$184,513		$71,144	$52,208	$5,993		$107,055	$197,030	$28,564
Ratio of expenses to average net assets	0.50%	0.50%	0.52%	0.50%	0.50%	0.55%		0.55%	0.55%	0.55	%(5)	0.50%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	2.16%	2.32%	2.41%	2.62%	2.91%	2.24%		2.95%	2.77%	2.16	%(5)	4.93%	5.13%	5.01	%(5)
Portfolio turnover rate (6)	31%	38%	63%	80%	43%	37%		42%	21%	2%		75%	18%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

													SPDR BofA Merrill Lynch			SPDR BofA Merrill Lynch
							SPDR Barclays Short Term			SPDR Barclays Investment			Emerging Markets Corporate			Crossover Corporate
	SPDR Barclays High Yield Bond ETF						High Yield Bond ETF			Grade Floating Rate ETF			Bond ETF			Bond ETF
								For the			For the			For the			For the
								Period			Period			Period			Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	3/14/12*-		Year Ended	11/30/11*-		Year Ended	6/18/12*-		Year Ended	6/18/12*-
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09		6/30/13	6/30/12		6/30/13	6/30/12		6/30/13	6/30/12		6/30/13	6/30/12

Net asset value, beginning of period	$39.16	$39.88	$37.99	$34.30	$43.82		$29.77	$30.00		$30.33	$30.00		$30.08	$30.00		$25.24	$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	2.59	2.85	3.25	4.16	4.75		1.75	0.56		0.33	0.30		1.30	0.06		1.05	0.05

Net realized and unrealized gain (loss) (2)	0.38	(0.53)	2.53	3.70	(10.11)		0.23	(0.60)		0.13	0.28		(0.75)	(0.20)		(0.16)	0.19

Total from investment operations	2.97	2.32	5.78	7.86	(5.36)		1.98	(0.04)		0.46	0.58		0.55	(0.14)		0.89	0.24

Net equalization credits and charges (1)	(0.01)	0.06	0.05	0.14	0.39		0.14	0.09		0.02	0.01		—	—		0.06	—

Other capital (1)	0.03	0.03	0.01	0.00 (3)	0.00	(3)	0.04	0.08		0.05	—		—	0.22		0.11	—

Distributions to shareholders from:
Net investment income	(2.62)	(2.87)	(3.34)	(4.31)	(4.55)		(1.88)	(0.36)		(0.39)	(0.26)		(1.22)	—		(1.00)	—

Net realized gains	—	(0.26)	(0.61)	—	—		—	—		—	—		—	—		—	—

Total distributions	(2.62)	(3.13)	(3.95)	(4.31)	(4.55)		(1.88)	(0.36)		(0.39)	(0.26)		(1.22)	—		(1.00)	—

Net asset value, end of period	$39.53	$39.16	$39.88	$37.99	$34.30		$30.05	$29.77		$30.47	$30.33		$29.41	$30.08		$25.30	$25.24

Total return (4)	7.70%	6.50%	15.87%	24.22%	(10.13	)%(5)	7.40%	0.44%		1.77%	1.95%		1.63%	0.27%		4.11%	0.95%
Net assets, end of period (in 000’s)	$9,300,031	$10,780,535	$6,915,538	$4,301,252	$1,900,709		$1,349,305	$133,966		$42,655	$9,098		$14,703	$15,041		$22,770	$10,095
Ratio of expenses to average net assets	0.40%	0.40%	0.41%	0.40%	0.40%		0.40%	0.40	%(6)	0.15%	0.15	%(6)	0.50%	0.50	%(6)	0.30%	0.30	%(6)
Ratio of expenses to average net assets before waivers	0.40%	0.40%	0.41%	0.40%	0.40%		0.40%	0.40	%(6)	0.15%	0.15	%(6)	0.50%	0.50	%(6)	0.40%	0.40	%(6)
Ratio of net investment income (loss) to average net assets	6.41%	7.38%	8.13%	10.96%	14.81%		5.75%	6.40	%(6)	1.08%	1.68	%(6)	4.15%	3.38	%(6)	4.01%	3.64	%(6)
Portfolio turnover rate (7)	49%	38%	40%	53%	30%		54%	16%		11%	5%		30%	6%		20%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to the SPDR Barclays High Yield Bond ETF, the total return would have been (10.44)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2013

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2013, the Trust offered sixty-eight (68) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following thirty (30) Funds: SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays 1-10 Year TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other thirty-eight (38) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of fixed income securities could decline generally or could underperform other investments. Generally, Funds will not sell a fixed income security because the security’s issuer is in financial trouble, unless that security is removed from the Funds’ respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments).The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2013:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays 1-3 Month T-Bill ETF	$—	$1,580,036,079	$—	$1,580,036,079
SPDR Barclays TIPS ETF	113,652,810	647,549,733	—	761,202,543
SPDR Barclays 1-10 Year TIPS ETF	27,397	11,559,576	—	11,586,973
SPDR Barclays Short Term Treasury ETF	547,463	5,939,562	—	6,487,025
SPDR Barclays Intermediate Term Treasury ETF	20,321,729	171,998,067	—	192,319,796
SPDR Barclays Long Term Treasury ETF	6,305,698	57,331,396	—	63,637,094
SPDR Barclays Short Term Corporate Bond ETF	213,083,799	2,865,616,935	—	3,078,700,734
SPDR Barclays Intermediate Term Corporate Bond ETF	29,779,099	386,682,668	—	416,461,767
SPDR Barclays Long Term Corporate Bond ETF	3,551,489	95,224,733	—	98,776,222
SPDR Barclays Issuer Scored Corporate Bond ETF	301,111	33,914,380	—	34,215,491
SPDR Barclays Convertible Securities ETF	463,919,226	853,885,732	—	1,317,804,958
SPDR Barclays Mortgage Backed Bond ETF	24,079,554	23,891,554	—	47,971,108
SPDR Barclays Aggregate Bond ETF	201,727,655	662,597,258	—	864,324,913
SPDR Nuveen Barclays Municipal Bond ETF	12,878,973	1,056,109,500	—	1,068,988,473
SPDR Nuveen Barclays California Municipal Bond ETF	1,329,461	98,431,365	—	99,760,826
SPDR Nuveen Barclays New York Municipal Bond ETF	610,406	30,912,105	—	31,522,511
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,846,267	1,912,914,836	—	1,914,761,103
SPDR Nuveen S&P VRDO Municipal Bond ETF	1,255,247	14,350,000	—	15,605,247
SPDR Nuveen S&P High Yield Municipal Bond ETF	840,176	216,490,873	—	217,331,049
SPDR Nuveen Barclays Build America Bond ETF	206,051	77,424,751	—	77,630,802
SPDR DB International Government Inflation-Protected Bond ETF	3,477,798	1,144,431,516	—	1,147,909,314
SPDR Barclays Short Term International Treasury Bond ETF	435,828	205,509,537	—	205,945,365
SPDR Barclays International Treasury Bond ETF	357,706	1,848,956,716	—	1,849,314,422
SPDR Barclays International Corporate Bond ETF	2,251,905	180,380,826	—	182,632,731
SPDR Barclays Emerging Markets Local Bond ETF	8,500	104,585,559	—	104,594,059
SPDR Barclays High Yield Bond ETF	88,606,233	9,078,837,072	—	9,167,443,305
SPDR Barclays Short Term High Yield Bond ETF	47,753,632	1,310,767,769	—	1,358,521,401
SPDR Barclays Investment Grade Floating Rate ETF	5,061,825	41,229,148	—	46,290,973
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,803,066	14,288,096	—	16,091,162
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,916,591	20,970,544	—	25,887,135

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays International Corporate Bond ETF	$—	$34,523	$—	$34,523

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels for the year ended June 30, 2013.

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Amortization of premium and accretion of market discount recorded for financial reporting purposes may not accord with a Fund’s elections for tax purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF and SPDR Barclays Emerging Markets Local Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2013 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$42,454	$—	$—	$—	$—	$42,454

(a)	Unrealized appreciation on forward currency contracts.

Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$7,931	$—	$—	$—	$—	$7,931

(a)	Unrealized depreciation on forward currency contracts.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

		Net Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$(16,520)	$—	$—	$—	$—	$(16,520)
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	4,992	—	—	—	—	4,992
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(2,217)	—	—	—	—	(2,217)

(a)	Net realized gain (loss) on forward foreign currency contracts.

		Net Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$87,111	$—	$—	$—	$—	$87,111
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(101,949)	—	—	—	—	(101,949)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

The volume of derivatives held at year end is indicative of the volume held throughout the year for all funds except for SPDR Barclays Emerging Markets Local Bond ETF which held at quarter ends throughout the past year on average forward contracts valued at $7,599,906.

Mortgage Dollar Rolls

The SPDR Barclays Aggregate Bond ETF and the SPDR Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Inflation-Indexed Instruments

The SPDR Barclays TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF and SPDR Barclays 1-10 Year Tips ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

Convertible Securities

SPDR Barclays Convertible Securities ETF will invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

For the year ended June 30, 2013, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays 1-3 Month T-Bill ETF	$4,853
SPDR Barclays TIPS ETF	14,738,906
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	15,277
SPDR Barclays Intermediate Term Treasury ETF	1,537,616
SPDR Barclays Long Term Treasury ETF	1,173,131
SPDR Barclays Short Term Corporate Bond ETF	15,287
SPDR Barclays Intermediate Term Corporate Bond ETF	341,825
SPDR Barclays Long Term Corporate Bond ETF	4,279,086
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	4,720,258
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	2,874,001
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	698,390
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	(451,006)
SPDR Nuveen Barclays Build America Bond ETF	4,522,131
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	(475,582)
SPDR Barclays International Treasury Bond ETF	2,465,427
SPDR Barclays International Corporate Bond ETF	—
SPDR Barclays Emerging Markets Local Bond ETF	1,520,541
SPDR Barclays High Yield Bond ETF	345,350,958
SPDR Barclays Short Term High Yield Bond ETF	2,654,222
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

At June 30, 2013, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

							Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays TIPS ETF	—	—	—	18,724	209,542	—	1,745,409	—
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—	—	—	2,188	—
SPDR Barclays Short Term Treasury ETF	—	—	—	—	—	—	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

							Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Barclays Intermediate Term Treasury ETF	$—	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays Long Term Treasury ETF	—	—	—	—	17,485	94,558	791,157	47,651
SPDR Barclays Short Term Corporate Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Convertible Securities ETF	—	—	—	—	—	—	5,234,009	5,454,134
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Aggregate Bond ETF	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	—	—	—	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	—	—	—	—	231,341	—
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	—	—	2,012	785,645	71,452
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	3,663,114	3,346,541	1,485,544	—	898,000
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays International Treasury Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays International Corporate Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—	—	—	—	—

During the tax year ended June 30, 2013, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Amount Utilized	Amount Expired

SPDR Barclays Aggregate Bond ETF	$—	$—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	22,256,358	—
SPDR Barclays Short Term International Treasury Bond ETF	326,948	—
SPDR Barclays International Treasury Bond ETF	8,613,762	—
SPDR Barclays International Corporate Bond ETF	88,262	—
SPDR Barclays Emerging Markets Local Bond ETF	13,922	—
SPDR Barclays High Yield Bond ETF	6,363,857	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	(1,073,691)	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	(342,770)	—
SPDR Barclays Aggregate Bond ETF	(1,084,233)	—
SPDR Nuveen Barclays Municipal Bond ETF	(215,569)	—
SPDR Nuveen Barclays California Municipal Bond ETF	(217,949)	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Nuveen S&P High Yield Municipal Bond ETF	$—	$—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	(1,630,007)
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	(285,635)
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

For the year ended June 30, 2013, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2013 was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—
SPDR Barclays TIPS ETF	10,338,505	—	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—
SPDR Barclays Short Term Treasury ETF	17,536	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	2,652,428	—	799,563	—
SPDR Barclays Long Term Treasury ETF	1,385,168	—	—	—
SPDR Barclays Short Term Corporate Bond ETF	22,413,129	—	993,127	—
SPDR Barclays Intermediate Term Corporate Bond ETF	10,171,154	—	595,531	—
SPDR Barclays Long Term Corporate Bond ETF	5,494,513	—	269,464	—
SPDR Barclays Issuer Scored Corporate Bond ETF	1,056,846	—	41,464	—
SPDR Barclays Convertible Securities ETF	37,958,963	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	797,371	—	—	—
SPDR Barclays Aggregate Bond ETF	12,191,660	—	1,690,603	—
SPDR Nuveen Barclays Municipal Bond ETF	309,537	32,592,535	13,698,886	—
SPDR Nuveen Barclays California Municipal Bond ETF	214,019	2,856,115	2,035,449	—
SPDR Nuveen Barclays New York Municipal Bond ETF	584	874,736	215,588	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	52,557	18,398,627	3,005,279	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	13,006	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	297,041	8,240,864	—	—
SPDR Nuveen Barclays Build America Bond ETF	4,589,174	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	37,538,567	—	—	13,812,498
SPDR Barclays Short Term International Treasury Bond ETF	24,010	—	—	—
SPDR Barclays International Treasury Bond ETF	39,011,275	—	460,308	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays International Corporate Bond ETF	$1,351,862	$—	$77,543	$—
SPDR Barclays Emerging Markets Local Bond ETF	7,842,733	—	544,347	449,997
SPDR Barclays High Yield Bond ETF	772,744,973	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	38,659,229	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	190,013	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	611,134	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	580,253	—	—	—

The tax character of distributions paid during the year ended June 30, 2012 was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays 1-3 Month T-Bill ETF	$69,285	$—	$—	$—
SPDR Barclays TIPS ETF	16,640,248	—	—	—
SPDR Barclays Short Term Treasury ETF	9,913	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	3,964,750	—	439,558	—
SPDR Barclays Long Term Treasury ETF	1,326,817	—	—	—
SPDR Barclays Short Term Corporate Bond ETF	8,876,617	—	500,198	—
SPDR Barclays Intermediate Term Corporate Bond ETF	7,549,684	—	582,404	—
SPDR Barclays Long Term Corporate Bond ETF	3,007,660	—	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	640,917	—	—	—
SPDR Barclays Convertible Securities ETF	28,709,467	—	7,459,182	—
SPDR Barclays Mortgage Backed Bond ETF	1,329,399	—	—	—
SPDR Barclays Aggregate Bond ETF	9,394,064	—	859,385	—
SPDR Nuveen Barclays Municipal Bond ETF	—	30,903,162	2,760,920	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	2,820,526	75,264	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	873,962	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	598,346	19,407,131	1,840,574	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	71,881	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	112,155	3,013,802	—	—
SPDR Nuveen Barclays Build America Bond ETF	2,280,069	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	45,531,927	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	7,810,394	—	—	—
SPDR Barclays International Treasury Bond ETF	62,242,574	—	—	—
SPDR Barclays International Corporate Bond ETF	1,118,887	—	—	—
SPDR Barclays Emerging Markets Local Bond ETF	673,556	—	—	—
SPDR Barclays High Yield Bond ETF	674,892,495	—	60,929,098	—
SPDR Barclays Short Term High Yield Bond ETF	1,111,094	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	64,355	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

For the year ended June 30, 2013, significant differences between the book basis and the tax basis of components of net assets included differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, redemptions in-kind, and the deferral of post-October losses.

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Net Unrealized
	Ordinary	Tax Exempt	Long-Term	Appreciation
	Income	Income	Capital Gains	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$16,282
SPDR Barclays TIPS ETF	501,493	—	—	(1,118,340)
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	(336,933)
SPDR Barclays Short Term Treasury ETF	2,745	—	—	(26,892)
SPDR Barclays Intermediate Term Treasury ETF	52,439	—	118,763	2,693,153
SPDR Barclays Long Term Treasury ETF	21,628	—	—	(6,688,356)
SPDR Barclays Short Term Corporate Bond ETF	2,321,768	—	2,477,600	(3,523,108)
SPDR Barclays Intermediate Term Corporate Bond ETF	415,694	—	837,387	1,775,723
SPDR Barclays Long Term Corporate Bond ETF	201,234	—	—	(5,298,083)
SPDR Barclays Issuer Scored Corporate Bond ETF	84,420	—	56,456	(261,685)
SPDR Barclays Convertible Securities ETF	21,115,693	—	—	45,082,447
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	(410,676)
SPDR Barclays Aggregate Bond ETF	—	—	—	(904,850)
SPDR Nuveen Barclays Municipal Bond ETF	—	960,116	5,674,600	(5,820,233)
SPDR Nuveen Barclays California Municipal Bond ETF	—	126,535	2,109,627	(1,082,947)
SPDR Nuveen Barclays New York Municipal Bond ETF	5,013	46,348	656,497	(496,463)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	251,325	—	(2,568,021)
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	698,989	—	(4,566,968)
SPDR Nuveen Barclays Build America Bond ETF	176,751	—	—	(3,131,690)
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	(3,612,852)
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	(9,843,678)
SPDR Barclays International Treasury Bond ETF	—	—	—	(59,990,073)
SPDR Barclays International Corporate Bond ETF	458,700	—	78,279	(2,040,433)
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	(6,636,099)
SPDR Barclays High Yield Bond ETF	4,916,815	—	—	(192,415,734)
SPDR Barclays Short Term High Yield Bond ETF	1,990,023	—	—	(25,470,376)
SPDR Barclays Investment Grade Floating Rate ETF	11,373	—	129	46,287
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	218,126	—	—	(571,440)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	138,212	—	—	(470,824)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays TIPS ETF	0.1845
SPDR Barclays 1-10 Year TIPS ETF	0.1500
SPDR Barclays Short Term Treasury ETF	0.1200
SPDR Barclays Intermediate Term Treasury ETF	0.1345
SPDR Barclays Long Term Treasury ETF	0.1345
SPDR Barclays Short Term Corporate Bond ETF	0.1245
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Long Term Corporate Bond ETF	0.1500
SPDR Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Barclays Convertible Securities ETF	0.4000
SPDR Barclays Mortgage Backed Bond ETF	0.2000
SPDR Barclays Aggregate Bond ETF	0.1845	*
SPDR Nuveen Barclays Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	*
SPDR Nuveen Barclays Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Short Term International Treasury Bond ETF	0.3500
SPDR Barclays International Treasury Bond ETF	0.5000
SPDR Barclays International Corporate Bond ETF	0.5500
SPDR Barclays Emerging Markets Local Bond ETF	0.5000
SPDR Barclays High Yield Bond ETF	0.4000
SPDR Barclays Short Term High Yield Bond ETF	0.4000
SPDR Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.5000
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	**

*	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345%, 0.23% and 0.45% until October 31, 2013 for the SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF, respectively.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

**	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015 for the SPDR BofA Merrill Lynch Crossover Corporate Bond ETF.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

The Custodian agreed to make a contribution of $82,000 to the SPDR Barclays International Corporate Bond ETF to correct for a processing error. This amount can be found on the Statements of Assets and Liabilities and the Statements of Changes in Net Assets.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the Fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement). In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended June 30, 2013, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Barclays 1-3 Month T-Bill ETF	$40,486
SPDR Barclays TIPS ETF	6,468
SPDR Barclays Short Term Treasury ETF	30
SPDR Barclays Intermediate Term Treasury ETF	2,053
SPDR Barclays Long Term Treasury ETF	504
SPDR Barclays Short Term Corporate Bond ETF	7,780
SPDR Barclays Intermediate Term Corporate Bond ETF	5,179
SPDR Barclays Long Term Corporate Bond ETF	1,247
SPDR Barclays Convertible Securities ETF	65,950
SPDR Barclays Aggregate Bond ETF	8,488
SPDR Nuveen Barclays Build America Bond ETF	9
SPDR DB International Government Inflation-Protected Bond ETF	108
SPDR Barclays Short Term International Treasury Bond ETF	257
SPDR Barclays International Treasury Bond ETF	1,942
SPDR Barclays International Corporate Bond ETF	475
SPDR Barclays Emerging Markets Local Bond ETF	1,305
SPDR Barclays Investment Grade Floating Rate ETF	394
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	75
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	243

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2013 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at June 30, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$343,929	$5,430,873	5,430,873	$5,774,802	5,774,802	$—	$1,154	$—
SPDR Barclays TIPS ETF	229,449	23,987,347	23,987,347	23,829,786	23,829,786	387,010	1,657	—
SPDR Barclays 1-10 Year TIPS ETF	—	127,667	127,667	100,270	100,270	27,397	3	—
SPDR Barclays Short Term Treasury ETF	17,494	609,195	609,195	599,640	599,640	27,049	32	—
SPDR Barclays Intermediate Term Treasury ETF	309,305	21,532,007	21,532,007	21,802,499	21,802,499	38,813	906	—
SPDR Barclays Long Term Treasury ETF	30,510	6,293,026	6,293,026	6,312,023	6,312,023	11,513	257	—
SPDR Barclays Short Term Corporate Bond ETF	37,784,863	643,511,386	643,511,386	600,656,605	600,656,605	80,639,644	21,361	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR Barclays Intermediate Term Corporate Bond ETF	$4,036,053	$96,271,093	96,271,093	$86,360,942	86,360,942	$13,946,204	$4,706	$—
SPDR Barclays Long Term Corporate Bond ETF	570,221	34,197,644	34,197,644	34,417,056	34,417,056	350,809	1,587	—
SPDR Barclays Issuer Scored Corporate Bond ETF	323,331	6,222,791	6,222,791	6,245,011	6,245,011	301,111	655	—
SPDR Barclays Convertible Securities ETF	1,950,503	192,984,737	192,984,737	177,584,830	177,584,830	17,350,410	9,739	—
SPDR Barclays Mortgage Backed Bond ETF	38,609,848	40,956,209	40,956,209	55,486,503	55,486,503	24,079,554	63,760	—
SPDR Barclays Aggregate Bond ETF	182,094,141	392,961,617	392,961,617	423,255,050	423,255,050	151,800,708	298,748	—
SPDR Nuveen Barclays Build America Bond ETF	—	36,183,081	36,183,081	35,977,030	35,977,030	206,051	1,125	—
SPDR DB International Government Inflation-Protected Bond ETF	1,444,178	402,962,722	402,962,722	400,929,102	400,929,102	3,477,798	10,548	—
SPDR Barclays Short Term International Treasury Bond ETF	48,022	18,244,369	18,244,369	17,856,563	17,856,563	435,828	706	—
SPDR Barclays International Treasury Bond ETF	328,388	136,426,811	136,426,811	136,397,493	136,397,493	357,706	3,559	—
SPDR Barclays International Corporate Bond ETF	1,033	6,020,491	6,020,491	5,836,836	5,836,836	184,688	129	—
SPDR Barclays Emerging Markets Local Bond ETF	3,749,153	60,273,845	60,273,845	64,022,998	64,022,998	—	4,598	—
SPDR Barclays High Yield Bond ETF	113,698,781	3,457,497,548	3,457,497,548	3,482,590,096	3,482,590,096	88,606,233	184,923	—
SPDR Barclays Short Term High Yield Bond ETF	592,611	400,392,498	400,392,498	353,231,477	353,231,477	47,753,632	15,806	—
SPDR Barclays Investment Grade Floating Rate ETF	61,364	9,319,439	9,319,439	8,425,163	8,425,163	955,640	695	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	233,694	2,862,745	2,862,745	3,001,558	3,001,558	94,881	292	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	42,182	10,516,079	10,516,079	9,837,500	9,837,500	720,761	400	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$5,402,072	$164,165,170	164,165,170	$156,688,269	156,688,269	$12,878,973	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	2,176,895	29,346,418	29,346,418	30,193,852	30,193,852	1,329,461	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	108,090	5,749,600	5,749,600	5,247,284	5,247,284	610,406	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,902,320	369,100,837	369,100,837	370,156,890	370,156,890	1,846,267	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	598,164	13,535,301	13,535,301	12,878,218	12,878,218	1,255,247	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	2,457,747	90,363,994	90,363,994	91,981,565	91,981,565	840,176	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$5,217,105,660	5,217,105,660	$5,217,105,660	5,217,105,660	$—	$229,418	$—
SPDR Barclays TIPS ETF	31,170,780	760,985,225	760,985,225	678,890,205	678,890,205	113,265,800	36,648	—
SPDR Barclays Short Term Treasury ETF	31,581	2,570,121	2,570,121	2,081,288	2,081,288	520,414	163	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR Barclays Intermediate Term Treasury ETF	$14,463,796	$146,140,505	146,140,505	$140,321,385	140,321,385	$20,282,916	$11,577	$—
SPDR Barclays Long Term Treasury ETF	1,764,865	72,574,318	72,574,318	68,044,998	68,044,998	6,294,185	2,852	—
SPDR Barclays Short Term Corporate Bond ETF	—	259,489,895	259,489,895	127,045,740	127,045,740	132,444,155	44,057	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,566,242	64,132,650	64,132,650	61,865,997	61,865,997	15,832,895	29,280	—
SPDR Barclays Long Term Corporate Bond ETF	2,107,870	25,383,203	25,383,203	24,290,393	24,290,393	3,200,680	7,042	—
SPDR Barclays Convertible Securities ETF	78,566,992	627,461,183	627,461,183	622,826,367	622,826,367	83,201,808	373,647	—
SPDR Barclays Aggregate Bond ETF	30,686,955	238,613,014	238,613,014	219,373,022	219,373,022	49,926,947	47,927	—
SPDR Nuveen Barclays Build America Bond ETF	—	1,930,000	1,930,000	1,930,000	1,930,000	—	52	—
SPDR DB International Government Inflation-Protected Bond ETF	—	10,308,420	10,308,420	10,308,420	10,308,420	—	609	—
SPDR Barclays Short Term International Treasury Bond ETF	460,144	5,002,333	5,002,333	5,462,477	5,462,477	—	1,456	—
SPDR Barclays International Treasury Bond ETF	5,711,554	19,322,790	19,322,790	25,034,344	25,034,344	—	11,006	—
SPDR Barclays International Corporate Bond ETF	—	9,919,278	9,919,278	7,852,061	7,852,061	2,067,217	2,691	—
SPDR Barclays Emerging Markets Local Bond ETF	4,442,300	13,445,155	13,445,155	17,878,955	17,878,955	8,500	7,392	—
SPDR Barclays Investment Grade Floating Rate ETF	395,678	13,810,535	13,810,535	10,100,028	10,100,028	4,106,185	2,226	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	4,319,230	4,319,230	2,611,045	2,611,045	1,708,185	425	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	7,365,755	7,365,755	3,169,925	3,169,925	4,195,830	1,363	—

4.	Shareholder Transactions

Shares are issued and redeemed by all Funds, except SPDR Barclays High Yield Bond ETF, only in Creation Unit size aggregations of 100,000 shares. SPDR Barclays High Yield Bond ETF issues and redeems shares in Creation Unit size aggregations of 250,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Aggregate Bond ETF and SPDR Barclays Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$1,580,019,797	$22,142	$5,860	$16,282
SPDR Barclays TIPS ETF	762,320,883	13,092,487	14,210,827	(1,118,340)
SPDR Barclays 1-10 Year TIPS ETF	11,923,906	—	336,933	(336,933)
SPDR Barclays Short Term Treasury ETF	6,513,917	2,201	29,093	(26,892)
SPDR Barclays Intermediate Term Treasury ETF	189,626,643	3,907,433	1,214,280	2,693,153
SPDR Barclays Long Term Treasury ETF	70,325,450	—	6,688,356	(6,688,356)
SPDR Barclays Short Term Corporate Bond ETF	3,082,223,842	6,490,720	10,013,828	(3,523,108)
SPDR Barclays Intermediate Term Corporate Bond ETF	414,686,044	8,245,406	6,469,683	1,775,723
SPDR Barclays Long Term Corporate Bond ETF	104,074,305	1,373,887	6,671,970	(5,298,083)
SPDR Barclays Issuer Scored Corporate Bond ETF	34,477,176	685,486	947,171	(261,685)
SPDR Barclays Convertible Securities ETF	1,272,722,513	89,825,220	44,742,775	45,082,445
SPDR Barclays Mortgage Backed Bond ETF	48,381,784	8,087	418,763	(410,676)
SPDR Barclays Aggregate Bond ETF	865,229,763	9,884,031	10,788,881	(904,850)
SPDR Nuveen Barclays Municipal Bond ETF	1,074,808,706	24,499,440	30,319,673	(5,820,233)
SPDR Nuveen Barclays California Municipal Bond ETF	100,843,773	2,369,013	3,451,960	(1,082,947)
SPDR Nuveen Barclays New York Municipal Bond ETF	32,018,974	529,029	1,025,492	(496,463)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,917,329,124	13,304,893	15,872,914	(2,568,021)
SPDR Nuveen S&P VRDO Municipal Bond ETF	15,605,247	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	221,898,017	6,217,673	10,784,641	(4,566,968)
SPDR Nuveen Barclays Build America Bond ETF	80,762,492	883,984	4,015,674	(3,131,690)
SPDR DB International Government Inflation-Protected Bond ETF	1,151,271,838	40,317,483	43,680,007	(3,362,524)
SPDR Barclays Short Term International Treasury Bond ETF	215,617,185	1,339,807	11,011,627	(9,671,820)
SPDR Barclays International Treasury Bond ETF	1,908,166,254	45,938,064	104,789,896	(58,851,832)
SPDR Barclays International Corporate Bond ETF	184,623,306	1,177,084	3,167,659	(1,990,575)
SPDR Barclays Emerging Markets Local Bond ETF	111,118,390	997,544	7,521,875	(6,524,331)
SPDR Barclays High Yield Bond ETF	9,359,859,039	80,876,923	273,292,657	(192,415,734)
SPDR Barclays Short Term High Yield Bond ETF	1,383,991,777	3,251,522	28,721,898	(25,470,376)
SPDR Barclays Investment Grade Floating Rate ETF	46,244,686	80,444	34,157	46,287
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	16,662,602	196,650	768,090	(571,440)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	26,357,959	179,333	650,157	(470,824)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

6.	Investment Transactions

For the year ended June 30, 2013, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$1,752,280,531	$1,710,942,251	$4,853
SPDR Barclays TIPS ETF	95,739,341	128,985,276	14,873,470
SPDR Barclays 1-10 Year TIPS ETF	1,964,226	—	—
SPDR Barclays Short Term Treasury ETF	2,989,966	2,986,768	15,277
SPDR Barclays Intermediate Term Treasury ETF	11,978,901	30,246,990	1,538,598
SPDR Barclays Long Term Treasury ETF	125,610,231	123,642,477	1,186,172
SPDR Barclays Short Term Corporate Bond ETF	1,652,958,164	3,155,850	15,287
SPDR Barclays Intermediate Term Corporate Bond ETF	102,678,211	17,922,379	346,004
SPDR Barclays Long Term Corporate Bond ETF	9,649,545	51,956,279	4,286,588
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—
SPDR Barclays Convertible Securities ETF	362,335,950	55,281,918	5,332,397
SPDR Barclays Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Aggregate Bond ETF	32,850,883	—	—
SPDR Nuveen Barclays Municipal Bond ETF	216,819,293	71,726,567	2,874,001
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	3,361,183	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	165,220,379	63,859,822	698,389
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	37,117,596	5,448,525	(446,851)
SPDR Nuveen Barclays Build America Bond ETF	—	36,911,921	4,543,241
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	32,332,666	44,799,857	(52,857)
SPDR Barclays International Treasury Bond ETF	277,958,957	131,727,428	3,238,914
SPDR Barclays International Corporate Bond ETF	50,602,381	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	43,197,556	1,589,633
SPDR Barclays High Yield Bond ETF	5,331,781,775	8,424,778,174	345,837,597
SPDR Barclays Short Term High Yield Bond ETF	1,175,423,167	193,931,136	2,664,381
SPDR Barclays Investment Grade Floating Rate ETF	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

For the year ended June 30, 2013, the Funds had purchases and sales of investment securities (excluding short-term securities) as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays 1-3 Month T-Bill ETF*	$7,441,265,522	$7,324,890,305	$—	$—
SPDR Barclays TIPS ETF	151,630,015	152,481,289	—	—
SPDR Barclays 1-10 Year TIPS ETF	10,097,896	154,694	—	—
SPDR Barclays Short Term Treasury ETF*	1,783,663	1,739,344	—	—
SPDR Barclays Intermediate Term Treasury ETF	56,682,508	56,755,985	—	—
SPDR Barclays Long Term Treasury ETF	12,301,398	11,610,546	—	—
SPDR Barclays Short Term Corporate Bond ETF*	—	—	968,486,698	798,648,217
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	94,104,083	55,900,268
SPDR Barclays Long Term Corporate Bond ETF	—	—	87,602,045	27,643,441
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	17,385,113	3,441,216
SPDR Barclays Convertible Securities ETF	—	—	340,119,043	321,720,288
SPDR Barclays Mortgage Backed Bond ETF	202,075,191	219,387,222	3,048,570	263,555
SPDR Barclays Aggregate Bond ETF	1,070,061,219	1,023,748,844	42,386,445	26,507,052
SPDR Nuveen Barclays Municipal Bond ETF	—	—	213,469,394	365,765,236
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	49,832,842	39,596,590
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	12,085,761	11,005,292
SPDR Nuveen Barclays Short Term Municipal Bond ETF*	—	—	697,840,540	332,391,463
SPDR Nuveen S&P VRDO Municipal Bond ETF*	—	—	13,670,000	13,727,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	114,526,453	13,065,879
SPDR Nuveen Barclays Build America Bond ETF	—	—	68,759,192	48,843,586
SPDR DB International Government Inflation-Protected Bond ETF	—	—	620,076,143	716,212,849
SPDR Barclays Short Term International Treasury Bond ETF*	—	—	163,850,040	155,005,066
SPDR Barclays International Treasury Bond ETF	—	—	589,333,230	614,514,756
SPDR Barclays International Corporate Bond ETF	—	—	103,112,990	42,054,182
SPDR Barclays Emerging Markets Local Bond ETF	—	—	130,463,667	167,059,014
SPDR Barclays High Yield Bond ETF*	—	—	7,151,949,843	5,566,064,365
SPDR Barclays Short Term High Yield Bond ETF*	—	—	628,832,523	377,660,426
SPDR Barclays Investment Grade Floating Rate ETF	—	—	11,888,195	1,957,982
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	4,738,206	4,524,069
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	14,613,455	2,970,813

* Fund includes investments in short-term securities.

For the year ended June 30, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2013 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

9. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They are also intended to improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11is intended to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. As described above, ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2013

To the Shareholders and Board of Trustees of
SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays 1-10 Year TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF, and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (collectively, the “Funds”) (thirty of the portfolios constituting SPDR® Series Trust) as of June 30, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2013, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 29, 2013

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2013 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Actual	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$999.70	$0.69
SPDR Barclays TIPS ETF	0.19	1,000	920.70	0.90
SPDR Barclays 1-10 Year TIPS ETF**	0.15	1,000	969.30	0.13
SPDR Barclays Short Term Treasury ETF	0.12	1,000	994.50	0.59
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	986.60	0.69
SPDR Barclays Long Term Treasury ETF	0.14	1,000	921.10	0.67
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,001.10	0.65
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	979.70	0.74
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	922.80	0.72
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	972.00	0.78
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,076.00	2.06
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	976.80	0.98

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Actual	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR Barclays Aggregate Bond ETF	0.13%	$1,000	$974.40	$0.64
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	960.10	1.12
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	954.50	0.97
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	957.70	0.97
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	994.50	0.99
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	1,000.20	0.99
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	955.00	2.18
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	924.80	1.67
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	919.80	2.38
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	946.20	1.69
SPDR Barclays International Treasury Bond ETF	0.50	1,000	930.70	2.39
SPDR Barclays International Corporate Bond ETF	0.55	1,000	971.90	2.69
SPDR Barclays Emerging Markets Local Bond ETF	0.51	1,000	937.60	2.45
SPDR Barclays High Yield Bond ETF	0.40	1,000	999.80	1.98
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,014.50	2.00
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,004.50	0.75
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	939.10	2.40
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	976.70	1.47
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Hypothetical	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.11	$0.70
SPDR Barclays TIPS ETF	0.19	1,000	1,023.86	0.95
SPDR Barclays 1-10 Year TIPS ETF**	0.15	1,000	1,024.06	0.75
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,024.20	0.60
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,024.11	0.70
SPDR Barclays Long Term Treasury ETF	0.14	1,000	1,024.11	0.70
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,024.16	0.65
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	1,024.06	0.75
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,024.06	0.75

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Hypothetical	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR Barclays Issuer Scored Corporate Bond ETF	0.16%	$1,000	$1,024.01	$0.80
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,022.82	2.01
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,024.16	0.65
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,023.66	1.15
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,022.57	2.26
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,023.06	1.76
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.06	1.76
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,022.07	2.76
SPDR Barclays Emerging Markets Local Bond ETF	0.51	1,000	1,022.27	2.56
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,022.82	2.01
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,022.82	2.01
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,024.06	0.75
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,022.32	2.51
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,023.31	1.51

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 5/29/13. Hypothetical period is from 1/1/13.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2013.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Barclays Convertible Securities ETF	16.74%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2013, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR Barclays Convertible Securities ETF	$7,915,969

Qualified Interest Income

The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2013, as qualified interest income. These amounts are noted below:

Amount

SPDR Barclays TIPS ETF	$5,683,268
SPDR Barclays Short Term Treasury ETF	17,536
SPDR Barclays Intermediate Term Treasury ETF	2,652,428
SPDR Barclays Long Term Treasury ETF	1,385,168
SPDR Barclays Short Term Corporate Bond ETF	18,970,904
SPDR Barclays Intermediate Term Corporate Bond ETF	8,578,297
SPDR Barclays Long Term Corporate Bond ETF	4,597,447
SPDR Barclays Issuer Scored Corporate Bond ETF	925,142
SPDR Barclays Convertible Securities ETF	11,242,093
SPDR Barclays Mortgage Backed Bond ETF	66,820
SPDR Barclays Aggregate Bond ETF	8,897,588
SPDR Nuveen Barclays Build America Bond ETF	4,987,303
SPDR Barclays International Corporate Bond ETF	281,221
SPDR Barclays High Yield Bond ETF	666,215,542
SPDR Barclays Short Term High Yield Bond ETF	33,129,827
SPDR Barclays Investment Grade Floating Rate ETF	131,756
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	34,364
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	500,355

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2013:

Amount

SPDR Barclays Short Term Treasury ETF	$871
SPDR Barclays Intermediate Term Treasury ETF	1,715,172
SPDR Barclays Short Term Corporate Bond ETF	993,127

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

Amount

SPDR Barclays Intermediate Term Corporate Bond ETF	$713,670
SPDR Barclays Long Term Corporate Bond ETF	620,595
SPDR Barclays Issuer Scored Corporate Bond ETF	41,464
SPDR Barclays Aggregate Bond ETF	1,690,603
SPDR Nuveen Barclays Municipal Bond ETF	23,368,740
SPDR Nuveen Barclays California Municipal Bond ETF	2,252,756
SPDR Nuveen Barclays New York Municipal Bond ETF	215,588
SPDR Nuveen Barclays Short Term Municipal Bond ETF	5,770,227
SPDR Barclays International Treasury Bond ETF	2,025,304
SPDR Barclays International Corporate Bond ETF	107,701
SPDR Barclays Emerging Markets Local Bond ETF	544,347

The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:

Percentage

SPDR Nuveen Barclays Municipal Bond ETF	99.06%
SPDR Nuveen Barclays California Municipal Bond ETF	93.03
SPDR Nuveen Barclays New York Municipal Bond ETF	99.93
SPDR Nuveen Barclays Short Term Municipal Bond ETF	99.71
SPDR Nuveen S&P VRDO Municipal Bond ETF	100.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	96.52

At June 30, 2013, the Funds had foreign tax credits. These amounts are noted below:

Amount

SPDR DB International Government Inflation-Protected Bond ETF	$252,581
SPDR Barclays International Treasury Bond ETF	1,800
SPDR Barclays International Corporate Bond ETF	6,064
SPDR Barclays Emerging Markets Local Bond ETF	264,975

At June 30, 2013, the Funds had foreign source income. These amounts are noted below:

Amount

SPDR DB International Government Inflation-Protected Bond ETF	$51,723,660
SPDR Barclays International Treasury Bond ETF	51,045,897
SPDR Barclays International Corporate Bond ETF	3,240,868
SPDR Barclays Emerging Markets Local Bond ETF	9,998,567

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to June 30, 2013, the Board of Trustees of the Trust (the “Board”) evaluated various proposals related to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) with respect to SPDR Barclays 1-10 Year TIPS ETF, a new fixed income series of the Trust (the “New ETF”), which commenced operations during the most recent fiscal half-year period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New ETF grows and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF, in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETF, as an exchange-traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing fixed income ETFs.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rates as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New Fund from inception. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking fixed income indexes, as applicable. The Board reviewed the universe of similar ETFs for the New ETF based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratio for the New ETF.

The Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s fee for the New ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETF by way of the relatively low fee structure of the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios
		Term of	Principal	in Fund	Other
		Office and	Occupation(s)	Complex	Directorships
Name, Address	Position(s)	Length of	During Past	Overseen	Held by
and Year of Birth	with Fund	Time Served	5 Years	by Trustee	Trustee

Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	170	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).
DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	170	Penson Worldwide Inc. (Director) (retired March 2013); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

				Number of
				Portfolios
		Term of	Principal	in Fund	Other
		Office and	Occupation(s)	Complex	Directorships
Name, Address	Position(s)	Length of	During Past	Overseen	Held by
and Year of Birth	with Fund	Time Served	5 Years	by Trustee	Trustee

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	170	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	170	Affiliated Managers Group, Inc. (Director); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).
CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	170	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds(Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

Interested Trustee

JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSgA Funds Management, Inc. (2005-present); President, SSgA Funds Management, Inc. (2005-2012); Senior Managing Director, State Street Global Advisors (2006-present); Principal State Street Global Advisors (2006-present).	201	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Fund	Time Served	5 Years

Officers
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*
MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).
CHRISTOPHER A. MADDEN** State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Senior Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*
DANIO MASTROPIERI** State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Assistant Secretary	Term: Unlimited Served: since August 2013	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2007-2013).*
MARK E. TUTTLE State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1970	Assistant Secretary	Term: Unlimited Served: since August 2007	Vice President and Counsel, State Street Bank and Trust Company (2007-present)*; Assistant Counsel, BISYS Group, Inc. (2005-2007)* (a financial services company).
CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Bank and Trust Company (2001-present).*

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Fund	Time Served	5 Years

MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*
LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*
JACQUELINE ANGELL State Street Bank and Trust Company 20 Churchill Place London, UK E14 5HJ 1974	Chief Compliance Officer	Term: Unlimited Served: since February 2011	Head of UK Compliance, State Street Bank and Trust Company (July 2012-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-2012); Director of Investment Adviser Oversight, Fidelity Investments (2006-2008).

*	Served in various capacities and/or with various affiliated companies during noted time period.
**	The Officers Table is reflective of information as of August 21, 2013.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SDPR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for

SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Mark E. Tuttle, Assistant Secretary
Danio Mastropieri, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors State Street Financial Center One Lincoln Street Boston, MA 02111 ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk. Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them. “Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM“ are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product. “SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product. Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, all unit investment trusts, and Select Sector SPDRs. ALPS Distributors, Inc. is not affiliated with State Street Global Markets, LLC. Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, zcall 866.787.2257 or visit www.spdrs.com. Read it carefully. IBG-9494 For more complete information, please call 866.787.2257 or visit www.spdrs.com today SPDRFIAR

SPDR® Series Trust _ Equity Funds Annual Report June 30, 2013 Precise in a world that isn’t.SM

TABLE OF CONTENTS

President’s Letter to Shareholders	1
Management’s Discussion of Fund Performance & Portfolio Summary (unaudited)
SPDR Russell 3000® ETF (THRK) (formerly SPDR Dow Jones Total Market ETF (TMW))	2
SPDR Russell 1000® ETF (ONEK) (formerly SPDR Dow Jones Large Cap ETF (ELR))	7
SPDR S&P® 500 Growth ETF (SPYG)	10
SPDR S&P 500 Value ETF (SPYV)	14
SPDR Russell Small Cap Completeness® ETF (RSCO) (formerly SPDR Dow Jones Mid Cap ETF (EMM))	18
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	22
SPDR S&P 400 Mid Cap Value ETF (MDYV)	26
SPDR S&P 600 Small Cap ETF (SLY)	30
SPDR S&P 600 Small Cap Growth ETF (SLYG)	34
SPDR S&P 600 Small Cap Value ETF (SLYV)	38
SPDR Global Dow ETF (DGT)	42
SPDR Dow Jones REIT ETF (RWR)	46
SPDR S&P Bank ETF (KBE)	50
SPDR S&P Capital Markets ETF (KCE)	54
SPDR S&P Insurance ETF (KIE)	58
SPDR S&P Mortgage Finance ETF (KME)	62
SPDR S&P Regional Banking ETF (KRE)	66
SPDR Morgan Stanley Technology ETF (MTK)	70
SPDR S&P Dividend ETF (SDY)	74
SPDR S&P Aerospace & Defense ETF (XAR)	78
SPDR S&P Biotech ETF (XBI)	82
SPDR S&P Health Care Equipment ETF (XHE)	86
SPDR S&P Health Care Services ETF (XHS)	90
SPDR S&P Homebuilders ETF (XHB)	94
SPDR S&P Metals & Mining ETF (XME)	98
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	102
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	106
SPDR S&P Pharmaceuticals ETF (XPH)	110
SPDR S&P Retail ETF (XRT)	114
SPDR S&P Semiconductor ETF (XSD)	118
SPDR S&P Software & Services ETF (XSW)	122
SPDR S&P Telecom ETF (XTL)	126
SPDR S&P Transportation ETF (XTN)	130
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	134
SPDR S&P 1500 Value Tilt ETF (VLU)	138
SPDR Russell 1000 Low Volatility ETF (LGLV)	142
SPDR Russell 2000® Low Volatility ETF (SMLV)	143
SPDR Wells Fargo® Preferred Stock ETF (PSK)	144

Schedules of Investments
SPDR Russell 3000 ETF (THRK) (formerly SPDR Dow Jones Total Market ETF (TMW))	148
SPDR Russell 1000 ETF (ONEK) (formerly SPDR Dow Jones Large Cap ETF (ELR))	159
SPDR S&P 500 Growth ETF (SPYG)	168
SPDR S&P 500 Value ETF (SPYV)	173
SPDR Russell Small Cap Completeness ETF (RSCO) (formerly SPDR Dow Jones Mid Cap ETF (EMM))	178
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	185
SPDR S&P 400 Mid Cap Value ETF (MDYV)	189
SPDR S&P 600 Small Cap ETF (SLY)	194
SPDR S&P 600 Small Cap Growth ETF (SLYG)	201
SPDR S&P 600 Small Cap Value ETF (SLYV)	206
SPDR Global Dow ETF (DGT)	212
SPDR Dow Jones REIT ETF (RWR)	215
SPDR S&P Bank ETF (KBE)	217
SPDR S&P Capital Markets ETF (KCE)	218
SPDR S&P Insurance ETF (KIE)	219
SPDR S&P Mortgage Finance ETF (KME)	220
SPDR S&P Regional Banking ETF (KRE)	221
SPDR Morgan Stanley Technology ETF (MTK)	222
SPDR S&P Dividend ETF (SDY)	223
SPDR S&P Aerospace & Defense ETF (XAR)	225
SPDR S&P Biotech ETF (XBI)	226
SPDR S&P Health Care Equipment ETF (XHE)	227
SPDR S&P Health Care Services ETF (XHS)	228
SPDR S&P Homebuilders ETF (XHB)	229
SPDR S&P Metals & Mining ETF (XME)	230
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	231
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	232
SPDR S&P Pharmaceuticals ETF (XPH)	233
SPDR S&P Retail ETF (XRT)	234
SPDR S&P Semiconductor ETF (XSD)	236
SPDR S&P Software & Services ETF (XSW)	237
SPDR S&P Telecom ETF (XTL)	239
SPDR S&P Transportation ETF (XTN)	240
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	241
SPDR S&P 1500 Value Tilt ETF (VLU)	256
SPDR Russell 1000 Low Volatility ETF (LGLV)	271
SPDR Russell 2000 Low Volatility ETF (SMLV)	273
SPDR Wells Fargo Preferred Stock ETF (PSK)	278
Financial Statements	280
Financial Highlights	312
Notes to Financial Statements	334
Report of Independent Registered Public Accounting Firm	356
Other Information	357

President’s Letter to Shareholders

Dear Shareholders:

The economy continues to recover. Fueled by unprecedented injections of central bank liquidity and an improving economy, the S&P 500 Index posted a 13.82% gain through the second quarter of 2013 as markets around the globe hit record highs. However, after a May peak of the S&P 500 Index, volatility returned to the market when the Federal Reserve (the “Fed”) announced plans to ease off its quantitative easing policy. The Fed’s mere utterance of plans to taper its bond-buying program sparked a steep, across-the-board global sell-off. Also, in another troublesome development, interest rates spiked higher, pushing bond returns into uncharted negative territory.

The market’s immediate reaction to the Fed’s statement served both as a reality check for investors who had prematurely heralded a return to normalcy and as a harbinger of future challenges. The Fed’s decision to end cash infusions could negatively impact European economies that have just begun to move past the recession as well as more fragile emerging markets.

With market uncertainty underscoring the need to implement investment decisions with greater precision, investors continued to embrace a broad array of ETFs for their ability to provide transparent, low cost and liquid access to all corners of the global market.

As part of our continued commitment to provide the products you need to help achieve your investment goals, State Street Global Advisors launched a number of new SPDR ETFs since July 2012, including the following:

New Equity SPDRS

The SPDR S&P 1500 Value Tilt ETF (Ticker Symbol: VLU) provides exposure to U.S. equity securities exhibiting “value” characteristics. The SPDR S&P 1500 Momentum Tilt ETF (Ticker Symbol: MMTM) provides exposure to U.S. equity securities exhibiting price momentum. The SPDR Russell 2000 Low Volatility ETF (Ticker Symbol: SMLV) is designed to track a small cap, low volatility index, while the SPDR Russell 1000 Low Volatility ETF (Ticker Symbol: LGLV) is designed to track a large cap, low volatility index.

New Fixed Income SPDRS

The SPDR Barclays 1-10 Year TIPS ETF (Ticker Symbol: TIPX) provides exposure to the 1-10 year inflation protected sector of the U.S. Treasury market.

We take great pride in these new additions to our SPDR family. You will find additional information on the SPDR Series Trust Exchange Traded Funds, including Management’s Discussion of Fund Performance, in the enclosed June 30, 2013 Annual Report.

On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,

Ellen M. Needham
President

1

SPDR Russell 3000 ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Total Market ETF (the “Fund”)1 seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 20.91%, and the total return for the Dow Jones U.S. Total Stock Market Index (the “Index”)2 was 21.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund and slight variations between the Fund’s holdings and the Index’s constituents.

Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to maintain its purchase program of mortgage securities until employment conditions improved. With continued optimism from strong demand in the housing sector and signs of health in the job market, share prices continued to climb. The outlook was further bolstered by the Fed’s commitment to maintain its purchase of Treasury bonds in 2013. Stocks jumped during the beginning of 2013, as investor sentiment shifted. Worries about the consequences of mandated budgetary restraint gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in U.S. markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets.

These securities were the top positive contributors to the Fund’s performance: JPMorgan Chase & Co., Google Inc. (Class A), and Procter & Gamble Co. The top negative contributors to the Fund’s performance were Newmont Mining Corp., Intel Corp., and Apple Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

1 On July 9, 2013, the Fund changed its name to SPDR Russell 3000® ETF. Its ticker symbol became THRK.

2 On July 9, 2013, the Fund’s benchmark index was changed to the Russell 3000® Index.

2

SPDR Russell 3000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 3000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S. TOTAL	NET ASSET	MARKET	DOW JONES U.S. TOTAL
	VALUE	VALUE	STOCK MARKET INDEX	VALUE	VALUE	STOCK MARKET INDEX

ONE YEAR	20.91%	20.90%	21.46%	20.91%	20.90%	21.46%

THREE YEARS	65.55%	65.52%	67.24%	18.30%	18.29%	18.69%

FIVE YEARS	41.61%	41.56%	42.96%	7.21%	7.20%	7.41%

TEN YEARS (1)	105.79%	105.72%	117.23%	7.48%	7.48%	8.07%

(1)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.

3

SPDR Russell 3000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.

4

SPDR Russell 3000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	GENERAL ELECTRIC CO.	CHEVRON CORP.

MARKET VALUE	$12,041,125	10,092,118	7,627,194	7,023,161	6,782,065

% OF NET ASSETS	2.4	2.0	1.5	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	7.8%
Pharmaceuticals	5.1
Insurance	4.4
Media	4.2
Software	3.6
Commercial Banks	3.4
Computers & Peripherals	3.3
Diversified Financial Services	3.3
IT Services	3.2
Real Estate Investment Trusts	3.0
Specialty Retail	2.9
Health Care Providers & Services	2.4
Biotechnology	2.4
Machinery	2.4
Aerospace & Defense	2.3
Diversified Telecommunication Services	2.3
Chemicals	2.3
Semiconductors & Semiconductor Equipment	2.2
Food & Staples Retailing	2.2
Hotels, Restaurants & Leisure	2.1
Internet Software & Services	2.1
Beverages	2.0
Industrial Conglomerates	2.0
Capital Markets	2.0
Household Products	2.0
Health Care Equipment & Supplies	2.0
Energy Equipment & Services	1.9
Communications Equipment	1.9
Food Products	1.6
Electric Utilities	1.6
Tobacco	1.6
Road & Rail	1.0
Internet & Catalog Retail	1.0
Multi-Utilities	0.9
Multiline Retail	0.9
Consumer Finance	0.8
Electronic Equipment, Instruments & Components	0.8
Electrical Equipment	0.7
Air Freight & Logistics	0.7
Life Sciences Tools & Services	0.7
Textiles, Apparel & Luxury Goods	0.7
Commercial Services & Supplies	0.6
Household Durables	0.6
Metals & Mining	0.5
Automobiles	0.5
Wireless Telecommunication Services	0.3
Auto Components	0.3
Airlines	0.3
Paper & Forest Products	0.3
Professional Services	0.2
Personal Products	0.2
Leisure Equipment & Products	0.2
Construction & Engineering	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	0.2
Building Products	0.2
Diversified Consumer Services	0.2
Containers & Packaging	0.2
Independent Power Producers & Energy Traders	0.2
Distributors	0.2
Office Electronics	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Water Utilities	0.1
Gas Utilities	0.1
Marine	0.0 **
Short Term Investments	2.7
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

5

SPDR Russell 1000 ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Large Cap ETF (the “Fund”)1 seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a replication strategy.2

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 20.56%, and the total return for the Dow Jones U.S. Large-Cap Total Stock Market Index (the “Index”)3 was 20.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to maintain its purchase program of mortgage securities until employment conditions improved. With continued optimism from strong demand in the housing sector and signs of health in the job market, share prices continued to climb. The outlook was further bolstered by the Fed’s commitment to maintain its purchase of Treasury bonds in 2013. Stocks jumped during the beginning of 2013, as investor sentiment shifted. Worries about the consequences of mandated budgetary restraint gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in U.S. markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets.

These securities were the top positive contributors to the Fund’s performance: JPMorgan Chase and Co., Google Inc., and Procter & Gamble Co. The top negative contributors to the Fund’s performance were Apple Inc., Intel Corp, and Newmont Mining Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

1 On July 9, 2013, the Fund changed its name to SPDR Russell 1000® ETF. Its ticker symbol became ONEK.

2 Effective July 9, 2013, the Fund uses a sampling strategy.

3 On July 9, 2013, the Fund’s benchmark index changed to the Russell 1000® Index.

6

SPDR Russell 1000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	LARGE-CAP TOTAL	NET ASSET	MARKET	LARGE-CAP TOTAL
	VALUE	VALUE	STOCK MARKET INDEX	VALUE	VALUE	STOCK MARKET INDEX

ONE YEAR	20.56%	20.65%	20.86%	20.56%	20.65%	20.86%

THREE YEARS	65.56%	65.73%	66.54%	18.30%	18.34%	18.53%

FIVE YEARS	39.66%	39.80%	40.24%	6.91%	6.93%	7.00%

SINCE INCEPTION (1)	56.49%	56.58%	57.80%	6.03%	6.04%	6.15%

(1)	For the period November 8, 2005 to June 30, 2013.

7

SPDR Russell 1000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

8

SPDR Russell 1000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	EXXON MOBIL				GENERAL
DESCRIPTION	CORP.	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	ELECTRIC CO.

MARKET VALUE	$956,806	887,219	618,709	575,691	574,115

% OF NET ASSETS	2.5	2.4	1.6	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	8.2%
Pharmaceuticals	5.5
Insurance	4.6
Media	3.9
Software	3.6
IT Services	3.6
Diversified Financial Services	3.5
Computers & Peripherals	3.5
Commercial Banks	2.8
Real Estate Investment Trusts	2.7
Chemicals	2.5
Specialty Retail	2.4
Aerospace & Defense	2.4
Internet Software & Services	2.4
Diversified Telecommunication Services	2.4
Industrial Conglomerates	2.2
Beverages	2.2
Food & Staples Retailing	2.2
Health Care Providers & Services	2.1
Biotechnology	2.1
Capital Markets	2.1
Semiconductors & Semiconductor Equipment	2.1
Health Care Equipment & Supplies	2.1
Household Products	2.0
Energy Equipment & Services	1.9
Machinery	1.9
Hotels, Restaurants & Leisure	1.9
Electric Utilities	1.8
Communications Equipment	1.8
Food Products	1.7
Tobacco	1.5
Multi-Utilities	1.2
Internet & Catalog Retail	1.1
Road & Rail	1.0
Consumer Finance	0.9
Textiles, Apparel & Luxury Goods	0.8
Multiline Retail	0.8
Electrical Equipment	0.7
Air Freight & Logistics	0.7
Automobiles	0.7
Electronic Equipment, Instruments & Components	0.6
Commercial Services & Supplies	0.5
Life Sciences Tools & Services	0.5
Metals & Mining	0.5
Auto Components	0.4
Household Durables	0.4
Wireless Telecommunication Services	0.3
Professional Services	0.3
Containers & Packaging	0.3
Airlines	0.2
Trading Companies & Distributors	0.2
Paper & Forest Products	0.2
Construction & Engineering	0.2
Personal Products	0.2
Leisure Equipment & Products	0.2
Gas Utilities	0.2
Independent Power Producers & Energy Traders	0.2
Distributors	0.1
Thrifts & Mortgage Finance	0.1
Building Products	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Water Utilities	0.1
Office Electronics	0.1
Construction Materials	0.1
Diversified Consumer Services	0.1
Marine	0.0 **
Short Term Investments	14.3
Other Assets & Liabilities	(14.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

9

SPDR S&P 500 Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 16.49%, and the total return for the S&P 500 Growth Index (the “Index”) was 16.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees.

Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to keep buying mortgage securities until employment conditions improved. With continued optimism and good news from strength in the housing sector, signs of health in the job market, share prices continued to climb. The outlook was further bolstered by the Fed’s commitment to keep buying Treasury bonds in 2013. Stock prices jumped during the beginning of 2013, as investor sentiment shifted. Worries about the consequences of mandated budgetary restraint gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in US markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets.

These securities were the top positive contributors to the Fund’s performance: Netflix, Inc., Micron Technology, and First Solar Inc. The top negative contributors to the Fund’s performance were F5 Networks, Edwards Lifesciences Corp., and Apollo Group.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

10

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	16.49%	16.31%	16.78%	16.49%	16.31%	16.78%

THREE YEARS (1)	68.69%	68.66%	68.04%	19.04%	19.04%	18.88%

FIVE YEARS (1)	44.17%	44.06%	44.01%	7.59%	7.57%	7.57%

TEN YEARS (1)	98.66%	98.30%	95.77%	7.11%	7.09%	6.95%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

11

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

12

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		GOOGLE, INC.	EXXON MOBIL	THE COCA-COLA
DESCRIPTION	APPLE, INC.	(CLASS A)	CORP.	CO.	MICROSOFT CORP.

MARKET VALUE	$12,579,501	8,005,204	7,344,642	5,212,134	4,828,710

% OF NET ASSETS	5.1	3.2	3.0	2.1	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	8.3%
Media	6.4
Computers & Peripherals	6.1
Oil, Gas & Consumable Fuels	5.2
IT Services	5.0
Software	4.8
Internet Software & Services	4.6
Beverages	4.4
Specialty Retail	4.0
Biotechnology	3.9
Semiconductors & Semiconductor Equipment	3.3
Chemicals	2.9
Tobacco	2.8
Health Care Equipment & Supplies	2.6
Communications Equipment	2.4
Internet & Catalog Retail	2.3
Real Estate Investment Trusts	2.3
Household Products	2.2
Hotels, Restaurants & Leisure	2.2
Diversified Financial Services	2.2
Aerospace & Defense	1.9
Machinery	1.7
Consumer Finance	1.5
Commercial Banks	1.4
Capital Markets	1.4
Energy Equipment & Services	1.2
Textiles, Apparel & Luxury Goods	1.2
Road & Rail	1.1
Diversified Telecommunication Services	0.9
Food Products	0.9
Industrial Conglomerates	0.8
Life Sciences Tools & Services	0.8
Electrical Equipment	0.7
Wireless Telecommunication Services	0.6
Air Freight & Logistics	0.5
Insurance	0.5
Food & Staples Retailing	0.5
Health Care Providers & Services	0.5
Multiline Retail	0.5
Household Durables	0.4
Auto Components	0.3
Electronic Equipment, Instruments & Components	0.3
Commercial Services & Supplies	0.3
Trading Companies & Distributors	0.3
Leisure Equipment & Products	0.2
Health Care Technology	0.2
Automobiles	0.2
Professional Services	0.2
Containers & Packaging	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Airlines	0.1
Multi-Utilities	0.1
Building Products	0.1
Metals & Mining	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.0 **
Short Term Investments	1.4
Other Assets & Liabilities	(1.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

13

SPDR S&P 500 Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 24.70%, and the total return for the S&P 500 Value Index (the “Index”) was 25.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund and the drag on performance related to cash and cash equivalents during a strong return period.

Value stocks started the fiscal year on a strong note and never looked back. Central banks continued to unleash ample liquidity and the Federal Reserve extended its low interest rate pledge until 2015. This liquidity helped financial stocks. In addition, a summer surge in oil prices helped the Index’s heavy energy sector gain during this first quarter. Things then slowed down a bit during the following quarter as fears over the U.S. fiscal cliff permeated the markets. But strong earnings in financial stocks, which make up over 20% of the Fund, helped the Fund to manage a positive gain at the end of the period’s second quarter. The two largest sector underweights, information technology and consumer staples, struggled mightily at this time. The former suffered as Apple saw its share price decline by more than 20%. Consumer staples lost ground on worries that the impending reinstatement of payroll taxes would take a toll on the wallets of consumers. The first quarter of 2013 was a banner one for the U.S. equity market. Once again, value stocks led the way, rising by almost 12% for the period on renewed hopes for the economy. The story remained largely the same as financial stocks led the way to the upside while relatively lower exposure to Apple and the technology sector helped mitigate to the downside. Utilities helped value stocks as well as the higher yields of these issues continued to attract investors’ interest. The Fund ended the year with its fourth consecutive positive quarter and outpaced its growth stock counterparts yet again. Financial stocks were the leaders for the three-month period. The Fed’s talk of tapering its bond purchases under the quantitative easing program, along with increases in short-term yields had many investors hoping for stronger margins at financial firms.

These securities were the top positive contributors to the Fund’s performance: JPMorgan Chase & Co., Citigroup Inc., and Berkshire Hathaway Inc. (Class B). The top negative contributors to the Fund’s performance were Exelon Corp., Newmont Mining Corp., and Intel Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

14

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX

ONE YEAR	24.70%	24.72%	25.04%	24.70%	24.72%	25.04%

THREE YEARS (1)	63.57%	63.69%	64.73%	17.82%	17.85%	18.10%

FIVE YEARS (1)	35.98%	36.11%	36.84%	6.34%	6.36%	6.47%

TEN YEARS (1)	91.71%	91.32%	108.21%	6.72%	6.70%	7.61%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

15

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

16

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	GENERAL		BERKSHIRE HATHAWAY, INC.		JPMORGAN
DESCRIPTION	ELECTRIC CO.	CHEVRON CORP.	(CLASS B)	WELLS FARGO & CO.	CHASE & CO.

MARKET VALUE	$5,332,796	5,106,134	4,539,139	4,520,097	4,439,533

% OF NET ASSETS	3.4	3.3	2.9	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	12.4%
Insurance	8.4
Diversified Financial Services	5.6
Commercial Banks	4.5
Food & Staples Retailing	4.3
Diversified Telecommunication Services	4.2
Industrial Conglomerates	4.1
Electric Utilities	3.8
Pharmaceuticals	3.6
Health Care Providers & Services	3.6
Aerospace & Defense	3.2
Capital Markets	2.9
Food Products	2.5
Energy Equipment & Services	2.4
Multi-Utilities	2.4
IT Services	2.2
Software	2.1
Household Products	2.1
Chemicals	1.9
Machinery	1.7
Real Estate Investment Trusts	1.7
Health Care Equipment & Supplies	1.6
Computers & Peripherals	1.4
Hotels, Restaurants & Leisure	1.4
Communications Equipment	1.4
Automobiles	1.2
Multiline Retail	1.2
Media	1.0
Air Freight & Logistics	1.0
Metals & Mining	1.0
Semiconductors & Semiconductor Equipment	0.8
Commercial Services & Supplies	0.8
Road & Rail	0.8
Specialty Retail	0.6
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Tobacco	0.6
Consumer Finance	0.5
Auto Components	0.4
Paper & Forest Products	0.4
Beverages	0.3
Textiles, Apparel & Luxury Goods	0.3
Construction & Engineering	0.2
Household Durables	0.2
Independent Power Producers & Energy Traders	0.2
Personal Products	0.2
Containers & Packaging	0.2
Gas Utilities	0.2
Life Sciences Tools & Services	0.2
Distributors	0.2
Office Electronics	0.2
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1
Leisure Equipment & Products	0.1
Diversified Consumer Services	0.1
Professional Services	0.1
Real Estate Management & Development	0.0	**
Construction Materials	0.0	**
Internet & Catalog Retail	0.0	**
Short Term Investments	2.4
Other Assets & Liabilities	(2.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

17

SPDR Russell Small Cap Completeness ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Mid Cap ETF (the “Fund”)1 seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange-traded U.S. equity securities.2 In seeking this objective, the Fund uses a replication strategy.3

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 26.19%, and the total return for the Dow Jones U.S. Mid-Cap Total Stock Market Index (the “Index”) was 26.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees.

Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to keep buying mortgage securities until employment conditions improved. With continued optimism and good news from strength in the housing sector, and signs of health in the job market, share prices continued to climb. The outlook was further bolstered by the Fed’s commitment to keep buying Treasury bonds in 2013. Stocks jumped during the beginning of 2013, as investor sentiment shifted. Worries about the consequences of mandated budgetary restraint gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in U.S. markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets.

These securities were the top positive contributors to the Fund’s performance: Coventry Health Care, Inc., Green Mountain Coffee Roasters Inc., and Tesla Motors Inc. The top negative contributors to the Fund’s performance were Cliffs Natural Resources Inc., Molycorp Inc, and Walter Energy, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

1 On July, 9, 2013, the Fund changed its name to SPDR Russell Small Cap Completeness® ETF. Its ticker symbol became RSCO.

2 Effective July 9, 2013, the Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid to small capitalization exchange-traded U.S. equity securities

3 Effective July 9, 2013, the Fund uses a sampling strategy.

4 On July 9, 2013, the Fund’s benchmark index changed to the Russell Small Cap Completeness Index.

18

SPDR Russell Small Cap Completeness ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell Small Cap Completeness ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			MID-CAP TOTAL			MID-CAP TOTAL
	NET ASSET VALUE	MARKET VALUE	STOCK MARKET INDEX	NET ASSET VALUE	MARKET VALUE	STOCK MARKET INDEX

ONE YEAR	26.19%	26.25%	26.57%	26.19%	26.25%	26.57%

THREE YEARS	71.43%	71.50%	72.65%	19.68%	19.70%	19.96%

FIVE YEARS	58.55%	58.41%	59.93%	9.66%	9.64%	9.85%

SINCE INCEPTION (1)	85.02%	84.99%	87.07%	8.38%	8.38%	8.54%

(1)	For the period November 8, 2005 to June 30, 2013.

19

SPDR Russell Small Cap Completeness ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

20

SPDR Russell Small Cap Completeness ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	UNITED CONTINENTAL		HERTZ GLOBAL		GREEN MOUNTAIN
DESCRIPTION	HOLDINGS, INC.	PVH CORP.	HOLDINGS, INC.	ILLUMINA, INC.	COFFEE ROASTERS, INC.

MARKET VALUE	$452,203	442,802	431,545	401,442	400,895

% OF NET ASSETS	0.5	0.5	0.5	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.6%
Insurance	6.0
Machinery	4.8
Specialty Retail	4.3
IT Services	3.4
Oil, Gas & Consumable Fuels	3.3
Software	3.2
Chemicals	3.0
Commercial Banks	3.0
Energy Equipment & Services	2.9
Household Durables	2.8
Health Care Providers & Services	2.5
Containers & Packaging	2.3
Electronic Equipment, Instruments & Components	2.2
Hotels, Restaurants & Leisure	2.1
Biotechnology	2.1
Electric Utilities	2.0
Semiconductors & Semiconductor Equipment	1.9
Health Care Equipment & Supplies	1.8
Capital Markets	1.7
Commercial Services & Supplies	1.6
Media	1.6
Construction & Engineering	1.6
Multi-Utilities	1.6
Food Products	1.6
Road & Rail	1.5
Textiles, Apparel & Luxury Goods	1.3
Building Products	1.2
Gas Utilities	1.2
Auto Components	1.2
Metals & Mining	1.2
Aerospace & Defense	1.2
Life Sciences Tools & Services	1.2
Professional Services	1.1
Real Estate Management & Development	1.0
Thrifts & Mortgage Finance	1.0
Trading Companies & Distributors	1.0
Electrical Equipment	1.0
Pharmaceuticals	1.0
Communications Equipment	0.9
Internet Software & Services	0.8
Diversified Consumer Services	0.8
Airlines	0.8
Diversified Telecommunication Services	0.7
Leisure Equipment & Products	0.7
Construction Materials	0.6
Diversified Financial Services	0.6
Food & Staples Retailing	0.6
Internet & Catalog Retail	0.5
Water Utilities	0.5
Computers & Peripherals	0.4
Wireless Telecommunication Services	0.4
Personal Products	0.4
Independent Power Producers & Energy Traders	0.4
Beverages	0.4
Automobiles	0.4
Distributors	0.4
Household Products	0.4
Multiline Retail	0.3
Industrial Conglomerates	0.2
Marine	0.2
Paper & Forest Products	0.2
Office Electronics	0.1
Consumer Finance	0.1
Short Term Investments	7.6
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

21

SPDR S&P 400 Mid Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization, exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 22.96%, and the total return for the S&P MidCap 400 Growth Index (the “Index”) was 23.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees and a corporate action adjustment at the beginning of the Reporting Period.

Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to maintain its purchase program of mortgage securities until employment conditions improved. Strong demand in the housing sector and signs of health in the job market boosted investor confidence. The outlook was further bolstered by the Fed’s commitment to maintain its purchase of Treasury bonds in 2013. During the beginning of 2013, stocks jumped as worries about the consequences of mandated budget restraints from the end of 2012, gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in U.S. markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets.

These securities were the top positive contributors to the Fund’s performance: Regeneron Pharmaceuticals Inc., Vertex Pharmaceuticals Inc., and Green Mountain Coffee Roasters Inc. The top negative contributors to the Fund’s performance were TIBCO Software Inc., Informatica Corp., and Royal Gold Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

22

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2013

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	22.96%	23.28%	23.42%	22.96%	23.28%	23.42%

THREE YEARS (1)	71.78%	72.10%	72.99%	19.76%	19.84%	20.04%

FIVE YEARS (1)	57.97%	58.20%	52.91%	9.58%	9.61%	8.87%

SINCE INCEPTION (1)(2)	94.42%	94.72%	88.09%	9.09%	9.11%	8.62%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2013.

23

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

24

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	VERTEX PHARMACEUTICALS,			ALLIANCE DATA
DESCRIPTION	INC.	AMETEK, INC.	EQUINIX, INC.	SYSTEMS CORP.	HOLLYFRONTIER CORP.

MARKET VALUE	$2,417,984	1,408,167	1,243,535	1,223,401	1,188,000

% OF NET ASSETS	2.7	1.5	1.4	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.7%
Specialty Retail	6.5
Software	5.7
Machinery	5.5
IT Services	4.8
Household Durables	3.5
Capital Markets	3.4
Health Care Equipment & Supplies	3.3
Biotechnology	3.1
Semiconductors & Semiconductor Equipment	3.0
Chemicals	2.8
Commercial Banks	2.8
Electronic Equipment, Instruments & Components	2.6
Electrical Equipment	2.5
Internet Software & Services	2.4
Food Products	2.3
Oil, Gas & Consumable Fuels	2.2
Hotels, Restaurants & Leisure	2.2
Insurance	2.0
Textiles, Apparel & Luxury Goods	2.0
Energy Equipment & Services	2.0
Commercial Services & Supplies	1.7
Road & Rail	1.6
Building Products	1.4
Health Care Providers & Services	1.4
Media	1.4
Aerospace & Defense	1.4
Trading Companies & Distributors	1.3
Distributors	1.2
Computers & Peripherals	1.2
Communications Equipment	1.1
Metals & Mining	1.1
Leisure Equipment & Products	0.9
Containers & Packaging	0.9
Life Sciences Tools & Services	0.9
Diversified Consumer Services	0.8
Construction Materials	0.8
Diversified Financial Services	0.7
Pharmaceuticals	0.7
Household Products	0.7
Diversified Telecommunication Services	0.6
Real Estate Management & Development	0.6
Airlines	0.6
Auto Components	0.5
Marine	0.4
Water Utilities	0.4
Industrial Conglomerates	0.3
Automobiles	0.3
Paper & Forest Products	0.3
Thrifts & Mortgage Finance	0.3
Internet & Catalog Retail	0.3
Food & Staples Retailing	0.3
Office Electronics	0.2
Professional Services	0.2
Electric Utilities	0.1
Short Term Investments	7.5
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

25

SPDR S&P 400 Mid Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 26.42%, and the total return for the S&P MidCap 400 Value Index (the “Index”) was 27.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees, and the timing of a corporate action adjustment at the beginning of the Reporting Period.

Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to maintain its purchase program of mortgage securities until employment conditions improved. Strong demand in the housing sector and signs of health in the job market boosted investor confidence. The outlook was further bolstered by the Fed’s commitment to maintain its purchase of Treasury bonds in 2013. During the beginning of 2013, stocks jumped as worries about the consequences of mandated budget restraints from the end of 2012, gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in U.S. markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets.

These securities were the top positive contributors to the Fund’s performance: HollyFrontier Corp., Rock-Tenn Co. (Class A), and Mohawk Industries, Inc. The top negative contributors to the Fund’s performance were Arch Coal Inc., Cabela’s Inc., and Vertex Pharmaceuticals Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

26

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.28%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P MIDCAP 400			S&P MIDCAP 400
	NET ASSET VALUE	MARKET VALUE	VALUE INDEX	NET ASSET VALUE	MARKET VALUE	VALUE INDEX

ONE YEAR	26.42%	26.89%	27.03%	26.42%	26.89%	27.03%

THREE YEARS (1)	63.19%	63.54%	68.03%	17.73%	17.82%	18.88%

FIVE YEARS (1)	54.20%	54.45%	53.45%	9.05%	9.08%	8.94%

SINCE INCEPTION (1)(2)	65.73%	66.08%	73.87%	6.83%	6.86%	7.51%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2013.

27

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

28

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	SL GREEN	ROCK-TENN CO.		EVEREST	ENERGIZER
DESCRIPTION	REALTY CORP.	(CLASS A)	OGE ENERGY CORP.	RE GROUP, LTD.	HOLDINGS, INC.

MARKET VALUE	$584,523	519,875	489,198	463,019	450,888

% OF NET ASSETS	1.2	1.1	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	10.6%
Insurance	7.8
Commercial Banks	6.2
Health Care Providers & Services	5.5
Machinery	5.2
Electric Utilities	4.3
Energy Equipment & Services	3.8
Software	3.1
Gas Utilities	2.9
Chemicals	2.9
Food Products	2.8
Containers & Packaging	2.6
Oil, Gas & Consumable Fuels	2.3
Multi-Utilities	2.3
Electronic Equipment, Instruments & Components	2.3
Specialty Retail	2.2
Construction & Engineering	1.9
IT Services	1.8
Metals & Mining	1.8
Aerospace & Defense	1.8
Commercial Services & Supplies	1.7
Professional Services	1.7
Health Care Equipment & Supplies	1.6
Capital Markets	1.5
Household Products	1.5
Semiconductors & Semiconductor Equipment	1.3
Media	1.3
Hotels, Restaurants & Leisure	1.3
Thrifts & Mortgage Finance	1.1
Diversified Consumer Services	1.0
Household Durables	1.0
Electrical Equipment	0.9
Computers & Peripherals	0.9
Road & Rail	0.9
Life Sciences Tools & Services	0.8
Trading Companies & Distributors	0.7
Food & Staples Retailing	0.6
Communications Equipment	0.6
Multiline Retail	0.5
Diversified Financial Services	0.5
Marine	0.5
Wireless Telecommunication Services	0.4
Construction Materials	0.3
Health Care Technology	0.3
Paper & Forest Products	0.3
Internet Software & Services	0.3
Water Utilities	0.3
Pharmaceuticals	0.3
Textiles, Apparel & Luxury Goods	0.3
Industrial Conglomerates	0.3
Real Estate Management & Development	0.3
Air Freight & Logistics	0.3
Airlines	0.2
Tobacco	0.2
Office Electronics	0.1
Short Term Investments	21.6
Other Assets & Liabilities	(21.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

29

SPDR S&P 600 Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 24.98%, and the total return for the S&P SmallCap 600 Index (the “Index”) was 25.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to its Index can be attributed to management fees.

Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to keep buying mortgage securities until employment conditions improved. Strength in the housing sector and signs of health in the job market boosted investor confidence. The outlook was bolstered by the Fed’s plans to keep buying Treasury bonds in 2013. During the beginning of 2013, stocks jumped as worries about the consequences of mandated budget restraints from the end of 2012, gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in U.S. markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets.

These securities were the top positive contributors to the Fund’s performance: Christopher & Banks Corp., Zale Corp, and Big 5 Sporting Goods Corp. The top negative contributors to the Fund’s performance were Neutral Tandem, The Dolan Company, and Overseas Shipping Group.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

30

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.23%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SMALLCAP 600			S&P SMALLCAP 600
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	24.98%	24.91%	25.18%	24.98%	24.91%	25.18%

THREE YEARS (1)	75.26%	75.25%	73.98%	20.57%	20.56%	20.27%

FIVE YEARS (1)	68.63%	68.52%	60.65%	11.02%	11.00%	9.95%

SINCE INCEPTION (1)(2)	88.00%	88.02%	73.69%	8.61%	8.61%	7.49%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2013.

31

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

32

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	SALIX	GULFPORT	PROASSURANCE	TANGER FACTORY	CUBIST
DESCRIPTION	PHARMACEUTICALS, LTD.	ENERGY CORP.	CORP.	OUTLET CENTERS, INC.	PHARMACEUTICALS, INC.

MARKET VALUE	$1,853,854	1,735,989	1,734,529	1,698,061	1,697,890

% OF NET ASSETS	0.6	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.3%
Commercial Banks	7.0
Specialty Retail	4.7
Electronic Equipment, Instruments & Components	4.2
Semiconductors & Semiconductor Equipment	3.8
Health Care Equipment & Supplies	3.6
Machinery	3.4
Hotels, Restaurants & Leisure	3.4
Health Care Providers & Services	3.1
Software	2.8
Energy Equipment & Services	2.7
Textiles, Apparel & Luxury Goods	2.6
Chemicals	2.6
Food Products	2.5
Insurance	2.3
Commercial Services & Supplies	2.3
Internet Software & Services	2.1
Aerospace & Defense	2.1
Pharmaceuticals	2.1
Oil, Gas & Consumable Fuels	2.1
IT Services	1.9
Gas Utilities	1.8
Electrical Equipment	1.8
Household Durables	1.7
Communications Equipment	1.7
Capital Markets	1.6
Paper & Forest Products	1.4
Metals & Mining	1.4
Consumer Finance	1.3
Building Products	1.3
Professional Services	1.2
Electric Utilities	1.2
Biotechnology	1.0
Diversified Consumer Services	0.9
Construction & Engineering	0.9
Leisure Equipment & Products	0.9
Road & Rail	0.9
Computers & Peripherals	0.8
Thrifts & Mortgage Finance	0.8
Media	0.8
Life Sciences Tools & Services	0.7
Food & Staples Retailing	0.7
Air Freight & Logistics	0.6
Auto Components	0.6
Multi-Utilities	0.5
Trading Companies & Distributors	0.5
Health Care Technology	0.5
Distributors	0.5
Diversified Financial Services	0.4
Airlines	0.4
Personal Products	0.4
Construction Materials	0.3
Diversified Telecommunication Services	0.3
Beverages	0.2
Household Products	0.2
Internet & Catalog Retail	0.2
Water Utilities	0.2
Multiline Retail	0.2
Real Estate Management & Development	0.1
Automobiles	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1
Tobacco	0.1
Short Term Investments	8.4
Other Assets & Liabilities	(8.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

33

SPDR S&P 600 Small Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 21.89%, and the total return for the S&P SmallCap 600 Growth Index (the “Index”) was 22.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to fund expenses and slight variations between the Fund’s holdings and the Index’s constituents.

The Fund posted positive returns in each quarter of the Reporting Period. Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to maintain its program of purchasing mortgage securities until employment conditions improved. Strong demand in the housing sector and signs of health in the job market boosted investor confidence. In the second half of 2012, value outpaced growth. A strong 2012 finish for the financial sector brought renewed outperformance to value-oriented portfolios. Also, during the beginning of 2013, stocks jumped as worries about the consequences of mandated budget restraints from the end of 2012, gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in U.S. markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets. Growth-oriented styles found it difficult to post large gains during the latter half of the Reporting Period. Financial stocks did traded higher in anticipation of more normal interest rates. However, technology investors were well served by a value bias. In the small cap arena, though, growth orientation proved much less problematic. Smaller financial names underperformed their larger peers, and a value advantage for technology was not evident in second-tier stocks.

These securities were the top positive contributors to the Fund’s performance: Cymer Inc., CommVault Systems Inc., and 3D Systems Corp. The top negative contributors to the Fund’s performance were LivePerson Inc., Cirrus Logic Inc., and Questcor Pharmaceuticals Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

34

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.31%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SMALLCAP 600			S&P SMALLCAP 600
	NET ASSET VALUE	MARKET VALUE	GROWTH INDEX	NET ASSET VALUE	MARKET VALUE	GROWTH INDEX

ONE YEAR	21.89%	21.94%	22.06%	21.89%	21.94%	22.06%

THREE YEARS (1)	81.20%	81.29%	76.22%	21.91%	21.93%	20.78%

FIVE YEARS (1)	66.99%	66.85%	59.91%	10.80%	10.78%	9.85%

TEN YEARS (1)	192.72%	192.25%	186.75%	11.34%	11.32%	11.11%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

35

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

36

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	SALIX	GULFPORT	HAIN CELESTIAL	OLD DOMINION	BRUNSWICK
DESCRIPTION	PHARMACEUTICALS, LTD.	ENERGY CORP.	GROUP, INC.	FREIGHT LINE, INC.	CORP.

MARKET VALUE	$2,689,328	2,529,824	2,398,433	2,285,895	2,255,382

% OF NET ASSETS	1.2	1.1	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	7.5%
Real Estate Investment Trusts	6.9
Health Care Equipment & Supplies	5.5
Semiconductors & Semiconductor Equipment	4.9
Specialty Retail	4.1
Pharmaceuticals	4.1
Electronic Equipment, Instruments & Components	4.0
Software	4.0
Internet Software & Services	3.2
Hotels, Restaurants & Leisure	3.2
Machinery	3.2
Textiles, Apparel & Luxury Goods	2.8
Chemicals	2.7
Household Durables	2.6
Food Products	2.6
Health Care Providers & Services	2.4
IT Services	2.2
Electrical Equipment	2.2
Oil, Gas & Consumable Fuels	2.2
Communications Equipment	2.1
Consumer Finance	1.8
Commercial Services & Supplies	1.8
Leisure Equipment & Products	1.6
Energy Equipment & Services	1.6
Biotechnology	1.5
Capital Markets	1.5
Life Sciences Tools & Services	1.3
Road & Rail	1.3
Building Products	1.1
Diversified Consumer Services	1.0
Metals & Mining	1.0
Health Care Technology	0.9
Distributors	0.8
Aerospace & Defense	0.8
Personal Products	0.8
Auto Components	0.8
Professional Services	0.8
Computers & Peripherals	0.7
Construction Materials	0.7
Diversified Financial Services	0.6
Airlines	0.5
Paper & Forest Products	0.5
Beverages	0.5
Air Freight & Logistics	0.5
Trading Companies & Distributors	0.5
Thrifts & Mortgage Finance	0.4
Diversified Telecommunication Services	0.4
Insurance	0.3
Media	0.2
Automobiles	0.2
Water Utilities	0.2
Household Products	0.2
Multiline Retail	0.2
Construction & Engineering	0.1
Internet & Catalog Retail	0.1
Containers & Packaging	0.1
Short Term Investments	9.9
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

37

SPDR S&P 600 Small Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 28.17%, and the total return for the S&P SmallCap 600 Value Index (the “Index”) was 28.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund and slight variations between the Fund’s holdings and the Index’s constituents.

The Fund posted positive returns in each quarter of the Reporting Period. Stocks reacted quite favorably to the Federal Reserve’s open-ended pledge to maintain its program for purchasing mortgage securities until employment conditions improved. Strong demand in the housing sector and signs of health in the job market boosted investor confidence. During the second half of 2012, value outpaced growth. A strong 2012 finish for the financial sector brought renewed outperformance to value-oriented portfolios. The outlook was further bolstered by the Fed’s commitment to maintain its purchase of Treasury bonds in 2013. Also, during the beginning of 2013, stocks jumped as worries about the consequences of mandated budget restraints from the end of 2012, gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. A key source of strength in US markets was investor disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets. Growth-oriented styles found it difficult to post large gains during the latter half of the Reporting Period. Financial stocks did traded higher in anticipation of more normal interest rates. However, technology investors were well served by a value bias. Smaller financial names underperformed their larger peers, and a value advantage for technology was not evident in second-tier stocks.

These securities were the top positive contributors to the Fund’s performance: Cabela’s Inc., Bristow Group Inc., and EMCOR Group Inc. The top negative contributors to the Fund’s performance were AK Steel Holding Corp., Overseas Shipholding Group Inc., and LaSalle Hotel Properties.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

38

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.31%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SMALLCAP 600			S&P SMALLCAP 600
	NET ASSET VALUE	MARKET VALUE	VALUE INDEX	NET ASSET VALUE	MARKET VALUE	VALUE INDEX

ONE YEAR	28.17%	28.03%	28.46%	28.17%	28.03%	28.46%

THREE YEARS (1)	68.88%	68.77%	72.14%	19.08%	19.06%	19.84%

FIVE YEARS (1)	71.44%	71.15%	60.90%	11.38%	11.35%	9.98%

TEN YEARS (1)	169.52%	169.48%	169.15%	10.42%	10.42%	10.41%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

39

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

40

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	PROASSURANCE		EMCOR	PIEDMONT NATURAL	TREEHOUSE
DESCRIPTION	CORP.	CENTENE CORP.	GROUP, INC.	GAS CO., INC.	FOODS, INC.

MARKET VALUE	$1,832,537	1,624,214	1,549,903	1,451,562	1,356,285

% OF NET ASSETS	1.1	1.0	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.8%
Commercial Banks	6.5
Specialty Retail	5.3
Electronic Equipment, Instruments & Components	4.4
Insurance	4.3
Energy Equipment & Services	3.9
Health Care Providers & Services	3.8
Machinery	3.7
Gas Utilities	3.6
Hotels, Restaurants & Leisure	3.6
Aerospace & Defense	3.4
Commercial Services & Supplies	2.8
Semiconductors & Semiconductor Equipment	2.6
Food Products	2.5
Chemicals	2.5
Textiles, Apparel & Luxury Goods	2.4
Electric Utilities	2.3
Paper & Forest Products	2.3
Oil, Gas & Consumable Fuels	2.0
Metals & Mining	1.8
Health Care Equipment & Supplies	1.7
Capital Markets	1.7
Software	1.7
IT Services	1.6
Professional Services	1.6
Construction & Engineering	1.6
Building Products	1.5
Communications Equipment	1.4
Electrical Equipment	1.4
Food & Staples Retailing	1.3
Media	1.3
Thrifts & Mortgage Finance	1.1
Internet Software & Services	1.0
Multi-Utilities	1.0
Household Durables	0.9
Consumer Finance	0.8
Computers & Peripherals	0.8
Diversified Consumer Services	0.8
Air Freight & Logistics	0.7
Biotechnology	0.5
Trading Companies & Distributors	0.5
Road & Rail	0.5
Auto Components	0.4
Diversified Telecommunication Services	0.2
Airlines	0.2
Real Estate Management & Development	0.2
Internet & Catalog Retail	0.2
Diversified Financial Services	0.2
Household Products	0.2
Wireless Telecommunication Services	0.2
Multiline Retail	0.2
Leisure Equipment & Products	0.2
Water Utilities	0.2
Health Care Technology	0.2
Pharmaceuticals	0.1
Life Sciences Tools & Services	0.1
Tobacco	0.1
Containers & Packaging	0.1
Distributors	0.1
Short Term Investments	6.8
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

41

SPDR Global Dow ETF —
Management’s Discussion of Fund Performance

The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 17.68%, and the total return for The Global Dow (the “Index”) was 17.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Equity averages around the world chopped their way through last October, buoyed by earnings at financial firms. By late November, investor sentiment in Europe continued to build, bolstered by an agreement over Greek debt reduction that included lower interest rates, substantial maturity extensions, and a partial buyback of outstanding bonds. Overall, the final quarter of 2012 proved broadly rewarding for investors in global equities as moves to greater financial unity in the Eurozone mitigated downside risks. A change in Japanese leadership lifted hopes for more inflation-oriented policy, and Chinese economic growth seemed to be pulling out of mid-year doldrums. During the opening months of 2013, global financial markets rode on renascent optimism about U.S. economic growth to broadly positive performance, despite electoral indecision in Italy and banking turmoil in Cyprus. That constructive momentum carried easily into April. The announcement of aggressive policy measures in Japan delivered an additional boost to the economic outlook. As the World Bank pared its outlook for global growth — and falling bond yields on the Eurozone periphery relieved concerns about regional financial contagion — global equity markets finished the second quarter on a much steadier note.

These securities were the top positive contributors to the Fund’s performance: Vestas Wind Systems A/S, Gilead Sciences Inc., and Time Warner Inc. The top negative contributors to the Fund’s performance were Anglo American PLC, Tata Stl Ltd Gdr Reg S, and Companhia Energetica de Minas Gerais-CEMIG.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

42

SPDR Global Dow ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.50%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			GLOBAL DOW			GLOBAL DOW
	NET ASSET VALUE	MARKET VALUE	INDEX (2)	NET ASSET VALUE	MARKET VALUE	INDEX (2)

ONE YEAR	17.68%	17.70%	17.87%	17.68%	17.70%	17.87%

THREE YEARS (1)	30.63%	30.70%	31.87%	9.32%	9.33%	9.66%

FIVE YEARS (1)	0.38%	0.51%	N/A	0.08%	0.10%	N/A

TEN YEARS (1)	38.40%	38.34%	N/A	3.30%	3.30%	N/A

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

43

SPDR Global Dow ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Returns represent the Fund’s prior investment strategy (6/30/03-5/1/11) and Global Dow Index (5/2/11-6/30/13).

44

SPDR Global Dow ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	VESTAS WIND
DESCRIPTION	SYSTEMS A/S	GILEAD SCIENCES, INC.	SONY CORP.	TOYOTA MOTOR CORP.	TOSHIBA CORP.

MARKET VALUE	$1,288,833	929,769	925,922	800,436	798,105

% OF NET ASSETS	1.5	1.1	1.0	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	8.7%
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	5.9
Metals & Mining	4.3
Capital Markets	3.7
Industrial Conglomerates	3.6
Aerospace & Defense	3.1
Insurance	2.9
Food & Staples Retailing	2.7
Chemicals	2.5
Diversified Financial Services	2.5
Wireless Telecommunication Services	2.4
Media	2.4
Household Durables	2.3
Automobiles	2.3
Diversified Telecommunication Services	2.3
Electrical Equipment	2.2
Communications Equipment	2.1
Multi-Utilities	2.1
Semiconductors & Semiconductor Equipment	2.0
Hotels, Restaurants & Leisure	2.0
IT Services	2.0
Software	1.9
Machinery	1.9
Biotechnology	1.8
Electric Utilities	1.8
Health Care Equipment & Supplies	1.5
Internet Software & Services	1.4
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	1.4
Air Freight & Logistics	1.4
Household Products	1.4
Health Care Providers & Services	1.3
Beverages	1.3
Computers & Peripherals	1.2
Trading Companies & Distributors	1.1
Food Products	1.1
Airlines	0.9
Auto Components	0.9
Consumer Finance	0.8
Construction & Engineering	0.7
Internet & Catalog Retail	0.6
Building Products	0.6
Tobacco	0.6
Energy Equipment & Services	0.6
Office Electronics	0.6
Short Term Investments	3.0
Other Assets & Liabilities	(2.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

45

SPDR Dow Jones REIT ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded, real estate investment trusts (REITs). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 7.36%, and the total return for the Dow Jones U.S. Select REIT Index (the “Index”) was 7.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to fund expenses.

REITs and real estate securities have benefited from signs of an improving housing market amid sluggish growth and weak employment conditions. In the United States, sales of new single-family homes and existing homes under contract both rose in May. Home prices continued to firm. From March to April, the S&P/ Case-Shiller Home Price Index for the 20-City Composite increased 2.5% (non-seasonally adjusted), the highest monthly gain in its history. The 20-City Composite showed that average home prices increased 12.1% year-over-year in April — back to early 2004 levels. Although still high by historical standards, foreclosure and delinquency rates improved with continued support from the Obama Administration’s foreclosure mitigation programs. The inventory of new homes for sale rose slightly, but remained at a lean 4.1 months of supply at the current sales pace (seasonally adjusted).

The Dow Jones US Select REIT Index experienced five consecutive months of positive returns through April. The Index gained over 20% from the start of the fiscal year until late May, when Ben S. Bernanke, chairman of the Federal Reserve, stated that the Fed’s asset purchases could slow in the near future if economic conditions continued to improve. Despite real estate fundamentals remaining sound, U.S. REITs reversed months of appreciation, decreasing about 9% from May 22 through the end of May. Since then, Fed policy has been under constant scrutiny. During the second half of this fiscal year, the Index dropped to its lowest level in the wake of the Fed’s statement on June 19 in which Bernanke stated that the Fed may start winding down the Central Bank stimulus later in 2013, with the goal of ending it completely in 2014. The Index fell 7% over the following two days.

The last quarter of the fiscal year was heavily influenced by the expectation that the Fed would taper asset purchases if economic conditions were to improve. Interest-rate sensitive sectors, such as REITs, plunged. Although rising interest rates imply a higher cost of capital and therefore affect capitalization rates, they are a sign of an improving economy. Commercial real estate owners can capitalize on the stronger economic conditions, which can lead to an improvement in real estate fundamentals such as rising rental rates, occupancy levels and net operating income. The downside of more costly financing may be offset by the positive effects of a stronger economy. The Index rebounded over 4% over the last week of June as investors eased into the Fed policy outcome and the economic recovery.

These securities were the top positive contributors to the Fund’s performance: Health Care REIT Inc., Ventas Inc., and Prologis Inc. The top negative contributors to the Fund’s performance were LaSalle Hotel Properties, Equity Residential, and Digital Realty Trust Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

46

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET VALUE	MARKET VALUE	SELECT REIT INDEX	NET ASSET VALUE	MARKET VALUE	SELECT REIT INDEX

ONE YEAR	7.36%	7.44%	7.69%	7.36%	7.44%	7.69%

THREE YEARS	63.31%	63.26%	64.64%	17.76%	17.75%	18.08%

FIVE YEARS	39.69%	39.63%	40.08%	6.91%	6.90%	6.97%

TEN YEARS	171.39%	171.96%	175.93%	10.50%	10.52%	10.68%

47

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

48

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	SIMON PROPERTY				HEALTH CARE
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	HCP, INC.	VENTAS, INC.	REIT, INC.

MARKET VALUE	$241,130,891	108,755,282	101,467,747	100,055,463	93,675,967

% OF NET ASSETS	11.1	5.0	4.7	4.6	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	28.4%
Retail REITs	25.8
Residential REITs	18.4
Office REITs	15.6
Industrial REITs	5.9
Diversified REITs	5.6
Short Term Investments	4.2
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

49

SPDR S&P Bank ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 32.76%, and the total return for the S&P® Banks Select Industry Index was 33.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Banks were a key driver among financial stocks during the Reporting Period, as a budding upturn in home prices and plenty of cheap money lifted sentiment towards lenders. During December, performance was mixed across the ten major GICS sectors, but investors showed a clear preference for groups that would benefit from a rebound in industrial activity, leaning away from the more defensive themes that had outperformed when growth prospects looked bleaker. Financials were the clear leader among sectors. Burgeoning optimism with regard to housing and other asset prices boosted major banking and dealer names more broadly. The mid-March banking brouhaha in Cyprus sparked a fresh burst of global volatility that the United States could not avoid entirely, but U.S. equities still found enough sponsorship to continue higher all the way through to the end of the first quarter of the calendar year. Banks finished out the Reporting Period sturdily despite concerns about the health of European banks whose shareholders may have to bear greater burdens in future restructurings.

These securities were the top positive contributors to the Fund’s performance: Popular Inc., Citigroup Inc., and Bank of America Corp. The top negative contributors to the Fund’s performance were FirstMerit Corp., Radian Group Inc., and Valley National Bancorp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

50

SPDR S&P Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BANKS SELECT	NET ASSET	MARKET	S&P BANKS SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

ONE YEAR (1)	32.76%	32.97%	33.37%	32.76%	32.97%	33.37%

THREE YEARS (1)	31.52%	31.77%	N/A	9.56%	9.63%	N/A

FIVE YEARS (1)	9.81%	10.04%	N/A	1.89%	1.93%	N/A

SINCE INCEPTION (1)(2)	−30.16%	−30.04%	N/A	−4.59%	−4.57%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2013.
(3)	The S&P Banks Select Industry Index inception date is September 12, 2011.

51

SPDR S&P Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior investment strategy (11/8/05-10/23/11) and S&P Banks Select Industry Index (10/24/11-6/30/13).

52

SPDR S&P Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	HUDSON CITY			SYNOVUS FINANCIAL	WEBSTER FINANCIAL
DESCRIPTION	BANCORP, INC.	SVB FINANCIAL GROUP	M&T BANK CORP.	CORP.	CORP.

MARKET VALUE	$53,249,617	52,894,036	52,539,486	52,507,966	52,372,254

% OF NET ASSETS	2.3	2.3	2.3	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	65.6%
Thrifts & Mortgage Finance	17.2
Diversified Banks	6.6
Other Diversified Financial Services	6.2
Asset Management & Custody Banks	4.2
Short Term Investments	7.7
Other Assets & Liabilities	(7.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

53

SPDR S&P Capital Markets ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 33.67%, and the total return for the S&P Capital Markets Select Industry Index (the “Index”) was 34.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Capital markets enjoyed a very strong year, posting positive returns each quarter of the Reporting Period. Financials performed strongly thanks to improving liquidity conditions. Investors showed a clear preference for groups that would benefit from a rebound in industrial activity, leaning away from the more defensive themes that had outperformed when growth prospects looked bleaker. Financials were the clear leader and burgeoning optimism with regard to housing and other asset prices boosted major banking and dealer names more broadly. While U.S. equities as a whole enjoyed positive returns, capital markets finished the first quarter of 2013, with high double digit returns. The adjustments to monetary policy rhetoric during the final quarter of the Reporting Period caused considerable volatility across most of the S&P 500 sectors, but financial names finished out on top as financial institutions looked forward to stronger margins as short term yields increased.

These securities were the top positive contributors to the Fund’s performance: Jefferies Group Inc., Morgan Stanley, and Goldman Sachs Group Inc. The top negative contributors to the Fund’s performance were Golub Capital BDC Inc., Walter Investment Management Corp., and Knight Capital Group Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

54

SPDR S&P Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 1.26%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P CAPITAL MARKETS			S&P CAPITAL MARKETS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR (1)	33.67%	33.77%	34.31%	33.67%	33.77%	34.31%

THREE YEARS (1)	40.34%	40.39%	N/A	11.96%	11.97%	N/A

FIVE YEARS (1)	−1.32%	−1.39%	N/A	−0.27%	−0.28%	N/A

SINCE INCEPTION (1)(2)	−10.95%	−10.96%	N/A	−1.51%	−1.51%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2013.
(3)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

55

SPDR S&P Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior investment strategy (11/8/05-10/23/11) and S&P Capital Markets Select Industry Index (10/24/11-6/30/13).

56

SPDR S&P Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	E*TRADE	THE CHARLES	LPL INVESTMENT	TD AMERITRADE	EVERCORE PARTNERS,
DESCRIPTION	FINANCIAL CORP.	SCHWAB CORP.	HOLDINGS, INC.	HOLDING CORP.	INC. (CLASS A)

MARKET VALUE	$2,191,142	2,131,959	2,057,769	2,046,530	2,023,431

% OF NET ASSETS	3.2	3.1	3.0	3.0	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Asset Management & Custody Banks	59.6%
Investment Banking & Brokerage	37.5
Mortgage REIT’s	2.6
Short Term Investments	11.7
Other Assets & Liabilities	(11.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

57

SPDR S&P Insurance ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 35.60%, and the total return for the S&P Insurance Select Industry Index was 36.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees and slight variations in the Fund’s and Index’s holdings.

Good performance from property and casualty insurers contributed significantly to the Fund’s return during its fiscal year. Increased demand for these companies stemmed from recent catastrophic weather events in the United States. The U.S. economy has improved overall since the global financial crisis. With the unemployment rate at its four-year low, the demand for life insurance and health insurance policies has picked up. This increased demand helped these insurance companies achieve sizeable returns since June 2012.

These securities were the top positive contributors to the Fund’s performance: Genworth Financial Inc. (Class A), Hartford Financial Services Group Inc., and Lincoln National Corp. The top negative contributors to the Fund’s performance were First American Financial Corp., MBIA Inc., and StanCorp Financial Group Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

58

SPDR S&P Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INSURANCE			S&P INSURANCE
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR (1)	35.60%	35.64%	36.20%	35.60%	35.64%	36.20%

THREE YEARS (1)	62.15%	62.13%	N/A	17.48%	17.48%	N/A

FIVE YEARS (1)	44.78%	44.90%	N/A	7.68%	7.70%	N/A

SINCE INCEPTION (1)(2)	18.49%	18.47%	N/A	2.24%	2.24%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2013.
(3)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

59

SPDR S&P Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior investment strategy (11/8/05-10/23/11) and S&P Insurance Select Industry Index (10/24/11-6/30/13).

60

SPDR S&P Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	HARTFORD FINANCIAL		LINCOLN NATIONAL	REINSURANCE GROUP OF
DESCRIPTION	SERVICES GROUP, INC.	UNUM GROUP	CORP.	AMERICA, INC.	METLIFE, INC.

MARKET VALUE	$7,132,502	7,125,926	7,113,510	7,013,283	7,011,164

% OF NET ASSETS	2.2	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Property & Casualty Insurance	37.9%
Life & Health Insurance	21.4
Reinsurance	17.0
Multi-line Insurance	15.0
Insurance Brokers	8.4
Short Term Investments	1.3
Other Assets & Liabilities	(1.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

61

SPDR S&P Mortgage Finance ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Mortgage Finance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 32.29%, and the total return for the S&P Mortgage Finance Select Industry Index (the “Index”) was 32.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

The Reporting Period began with share prices reacting quite favorably to an open-ended pledge from Ben S. Bernanke, chairman of the Federal Reserve Board, to keep buying mortgage securities until employment conditions improved. Drawing additional strength from continued good news in the housing sector, signs of health in the job market, and plans by the Federal Reserve (the “Fed”) to keep buying Treasury bonds in 2013, share prices climbed nicely into mid-December. Angst over budgetary deliberations did not disappear; however, with partisan rhetoric often reaching colorful levels of rancor in the final weeks of 2012. Only on the final day of 2012 did Congress seem ready to pass legislation that would prevent the blanket spending cuts and tax increases of the fiscal cliff from taking effect. The late agreement was enough to spark solid equity gains on December 31. Even at their best December levels, U.S. equities remained well off the September highs reached in conjunction with the Fed’s open-ended commitment to mortgage purchases. Surging mortgage rates in the last quarter of the Reporting Period and slumping real estate stocks suggests that reliance on endless easing has been substantial; however, financial stocks still traded higher overall in anticipation of more normal interest rates.

These securities were the top positive contributors to the Fund’s performance: Ocwen Financial Corp., PulteGroup Inc., and Ryland Group Inc. The top negative contributors to the Fund’s performance were Brookline Bancorp Inc., Nationstar Mortgage Holdings Inc., and MGIC Investment Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

62

SPDR S&P Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P MORTGAGE			S&P MORTGAGE
	NET ASSET		FINANCE SELECT	NET ASSET		FINANCE SELECT
	VALUE	MARKET VALUE	INDUSTRY INDEX (3)	VALUE	MARKET VALUE	INDUSTRY INDEX (3)

ONE YEAR (1)	32.29%	32.42%	32.90%	32.29%	32.42%	32.90%

THREE YEARS (1)	37.25%	37.31%	N/A	11.13%	11.15%	N/A

SINCE INCEPTION (1)(2)	34.08%	34.15%	N/A	7.28%	7.29%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period April 29, 2009 to June 30, 2013.
(3)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

63

SPDR S&P Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior investment strategy (11/8/05-10/23/11) and S&P Mortgage Finance Select Industry Index (10/24/11-6/30/13).

64

SPDR S&P Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	HUDSON CITY	PEOPLE’S UNITED	NEW YORK COMMUNITY	MERCURY	THE PROGRESSIVE
DESCRIPTION	BANCORP, INC.	FINANCIAL, INC.	BANCORP, INC.	GENERAL CORP.	CORP.

MARKET VALUE	$199,010	195,041	188,734	185,687	185,363

% OF NET ASSETS	2.7	2.6	2.5	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	54.6%
Thrifts & Mortgage Finance	27.2
Household Durables	17.9
Short Term Investments	28.4
Other Assets & Liabilities	(28.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

65

SPDR S&P Regional Banking ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 26.20%, and the total return for the S&P Regional Banks Select Industry Index (the “Index”) was 26.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

The fourth quarter of 2012 split into two distinct phases for U.S. equity markets: an initial dip then a subsequent snapback into year end. Mixed earnings reports and a choppy October gave way to dashed hopes in November, when signs of a thaw in fiscal cliff negotiations put sellers on the defensive and inspired an impressive rally. Drawing additional strength from continued good news in the plans of the Federal Reserve (the “Fed”) to keep buying Treasury bonds in 2013, regional banks share prices climbed nicely into mid-December. Burgeoning optimism with regard to housing and other asset prices boosted major banking and dealer names more broadly and contributed to a strong finish for the regional banking industry in 2012. Regional bank stocks surged as trading opened in 2013. The Fed’s contemplation of an initial reduction in asset purchases, coupled with actual increases in many short-term yields, held out the promise of stronger margins at many financial institutions. During the second quarter of 2013, investors were confronted with numerous sources of volatility, most notably a less straightforward monetary mantra. However, the regional banks industry demonstrated an impressive resilience throughout that period.

These securities were the top positive contributors to the Fund’s performance: Popular Inc., Synovus Financial Corp., and CapitalSource Inc. The top negative contributors to the Fund’s performance were United Community Banks Inc., Westamerica Bancorp, and Valley National Bancorp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

66

SPDR S&P Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P REGIONAL BANKS			S&P REGIONAL BANKS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR (1)	26.20%	26.19%	26.77%	26.20%	26.19%	26.77%

THREE YEARS (1)	54.90%	55.06%	N/A	15.71%	15.75%	N/A

FIVE YEARS (1)	42.55%	42.45%	N/A	7.35%	7.33%	N/A

SINCE INCEPTION (1)(2)	−15.08%	−15.00%	N/A	−2.30%	−2.28%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to June 30, 2013.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

67

SPDR S&P Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior investment strategy (11/8/05-10/23/11) and S&P Regional Banks Select Industry Index (10/24/11-6/30/13).

68

SPDR S&P Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	SVB FINANCIAL	M&T BANK	SYNOVUS	WEBSTER	SUSQUEHANNA
DESCRIPTION	GROUP	CORP.	FINANCIAL CORP.	FINANCIAL CORP.	BANCSHARES, INC.

MARKET VALUE	$32,458,223	32,238,087	32,216,760	32,133,923	32,091,513

% OF NET ASSETS	1.8	1.8	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	94.5%
Thrifts & Mortgage Finance	5.3
Short Term Investments	3.8
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

69

SPDR Morgan Stanley Technology ETF —
Management’s Discussion of Fund Performance

The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded, electronics-based technology companies. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 16.93%, and the total return for the Morgan Stanley Technology Index (the “Index”) was 17.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The Fund posted positive returns in each quarter of the Reporting Period. During the third quarter of 2012, information technology (IT) was one of the sectors that outpaced other broader market cap indices. However, the last quarter of 2012 was a disappointing one for the IT sector. Dominant Apple Inc. slumped as investors fretted over the competitive market for sleek personal devices. Although the Fund experienced its best performance in the first quarter of 2013, IT was one of the weakest performing U.S. sectors. Continued declines in device maker Apple weighed on sector performance and several networking firms also lost value at this time. During 2013’s second quarter, information technology was again one of the worst performing sectors. Disappointing revenue news from software giant Oracle and consulting powerhouse Accenture weighed on the group, and Apple continued its slump.

These securities were the top positive contributors to the Fund’s performance: Seagate Technology Inc., Hewlett-Packard Co., and Google Inc. (Class A). The top negative contributors to the Fund’s performance were VMware Inc., F5 Networks Inc., and Apple Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

70

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.50%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MORGAN STANLEY			MORGAN STANLEY
	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY INDEX	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY INDEX

ONE YEAR	16.93%	16.92%	17.43%	16.93%	16.92%	17.43%

THREE YEARS	48.17%	48.26%	50.15%	14.00%	14.03%	14.51%

FIVE YEARS	39.31%	39.27%	42.32%	6.85%	6.85%	7.31%

TEN YEARS	110.93%	111.18%	120.87%	7.75%	7.76%	8.25%

71

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

72

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		SEAGATE		APPLIED
DESCRIPTION	HEWLETT-PACKARD CO.	TECHNOLOGY PLC	PRICELINE.COM, INC.	MATERIALS, INC.	DELL, INC.

MARKET VALUE	$8,155,331	6,919,421	6,261,374	6,094,239	6,033,386

% OF NET ASSETS	4.6	3.9	3.5	3.4	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Computers & Peripherals	19.2%
Communications Equipment	18.4
Semiconductors & Semiconductor Equipment	18.0
Software	12.4
IT Services	8.6
Internet Software & Services	8.4
Internet & Catalog Retail	6.4
Electronic Equipment, Instruments & Components	6.3
Office Electronics	2.1
Short Term Investments	8.0
Other Assets & Liabilities	(7.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

73

SPDR S&P Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 22.87%, and the total return for the S&P High Yield Dividend Aristocrats Index (the “Index”) was 23.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees.

With its focus on higher yielding, dividend companies, the Fund does tend to own securities that are in industries considered defensive. During periods of market uncertainty, higher yielding stocks are also thought of as defensive because their dividends are thought to offer a cushion against market downturns. Despite the strong returns over the past 12 months, there have been several periods of market uncertainty (including the fiscal cliff worries and negotiations), continued financial concerns in Europe and slowdown in Chinese economic activity, where higher yielding, dividend stocks performed well.

The top positive contributors to the Fund’s performance were Leggett and Platt Inc., Walgreen Co, and Old Republic International Corp. Leggett and Platt enjoyed a solid past 12 months with strong sales and margin growth. Walgreen bounced back from an earlier misstep in its relationship with Express Scripts and also saw growth in their prescription business. Old Republic benefited from increasing revenue growth and good cash flow from operations. The top negative contributors to the Fund’s performance were Diebold Inc., Supervalu Inc., and Consolidated Edison. Diebold suffered from lower sales, project delays in Brazil and increasing expenses. Supervalu struggled under its large debt load and continued to lag its grocery competitors before being dropped from the Index in 2012. Consolidated Edison was hit with damage from Hurricane Sandy and fears of fiscal cliff dividend taxation before rebounding somewhat for the remainder of the period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

74

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH YIELD			S&P HIGH YIELD
			DIVIDEND			DIVIDEND
	NET ASSET VALUE	MARKET VALUE	ARISTOCRATS INDEX	NET ASSET VALUE	MARKET VALUE	ARISTOCRATS INDEX

ONE YEAR	22.87%	22.76%	23.28%	22.87%	22.76%	23.28%

THREE YEARS	61.97%	61.88%	63.71%	17.44%	17.42%	17.85%

FIVE YEARS	79.54%	79.39%	81.24%	12.42%	12.40%	12.63%

SINCE INCEPTION (1)	65.39%	65.30%	67.73%	6.80%	6.80%	7.00%

(1)	For the period November 8, 2005 to June 30, 2013.

75

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

76

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

			CONSOLIDATED
DESCRIPTION	PITNEY BOWES, INC.	AT&T, INC.	EDISON, INC.	ABBVIE, INC.	HCP, INC.

MARKET VALUE	$301,688,518	291,921,073	246,256,075	244,163,094	238,640,066

% OF NET ASSETS	2.5	2.4	2.1	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	8.0%
Machinery	6.0
Household Products	5.9
Gas Utilities	5.9
Insurance	5.2
Real Estate Investment Trusts	4.9
Food & Staples Retailing	4.1
Pharmaceuticals	3.7
Beverages	3.7
Oil, Gas & Consumable Fuels	3.7
Health Care Equipment & Supplies	3.7
Multi-Utilities	3.5
Commercial Services & Supplies	3.3
Food Products	3.1
Capital Markets	3.0
Diversified Telecommunication Services	2.4
Multiline Retail	2.1
Containers & Packaging	2.0
Aerospace & Defense	1.9
Industrial Conglomerates	1.9
Electrical Equipment	1.8
Household Durables	1.7
Metals & Mining	1.7
Hotels, Restaurants & Leisure	1.6
Health Care Providers & Services	1.6
IT Services	1.5
Distributors	1.5
Semiconductors & Semiconductor Equipment	1.5
Computers & Peripherals	1.3
Textiles, Apparel & Luxury Goods	1.3
Media	1.2
Specialty Retail	1.0
Commercial Banks	0.9
Water Utilities	0.9
Trading Companies & Distributors	0.9
Wireless Telecommunication Services	0.8
Building Products	0.6
Short Term Investments	5.3
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

77

SPDR S&P Aerospace & Defense ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 33.01%, and the total return for the S&P Aerospace & Defense Select Industry Index (the “Index”) was 33.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Aerospace & defense stocks had positive returns in each quarter of the fiscal year primarily because of the ongoing recovery of the global economy. Disposable income rose, increasing air traffic for both people and goods. Rising fuel costs caused airlines to replace aging fleets with new, more efficient aircrafts. At the beginning of 2013, the U.S. budget cut in defense spending cast a large shadow over the industry. However, many developed and emerging nations increased their defense spending during the same period, generating fresh orders for U.S. companies and offsetting the decrease of domestic military orders. In fact, the first two quarters of 2013 had higher gains than the previous two. Furthermore, the industry outpaced the S&P 500 in the last three fiscal quarters.

These securities were the top positive contributors to the Fund’s performance: Alliant Techsystems Inc., B/E Aerospace Inc., and Honeywell International Inc. The top negative contributors to the Fund’s performance were Goodrich Corp., Spirit AeroSystems Holdings Inc. (Class A), and AeroVironment Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

78

SPDR S&P Aerospace & Defense ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P AEROSPACE &			S&P AEROSPACE &
			DEFENSE SELECT			DEFENSE SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	33.01%	32.99%	33.60%	33.01%	32.99%	33.60%

SINCE INCEPTION (1)	58.09%	58.08%	59.15%	29.80%	29.79%	30.31%

(1)	For the period September 28, 2011 to June 30, 2013.

79

SPDR S&P Aerospace & Defense ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

80

SPDR S&P Aerospace & Defense ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

					SPIRIT AEROSYSTEMS
	TRANSDIGM	ALLIANT	PRECISION		HOLDINGS, INC.
DESCRIPTION	GROUP, INC.	TECHSYSTEMS, INC.	CASTPARTS CORP.	DIGITALGLOBE, INC.	(CLASS A)

MARKET VALUE	$696,059	684,245	678,934	677,848	671,529

% OF NET ASSETS	4.5	4.5	4.4	4.4	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Aerospace & Defense	99.7%
Short Term Investments	25.4
Other Assets & Liabilities	(25.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

81

SPDR S&P Biotech ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 18.35%, and the total return for the S&P Biotechnology Select Industry Index (the “Index”) was 18.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees.

During the fiscal year, returns in the biotechnology industry were strong and on pace with the broader market. Pharmaceutical stocks, in particular, did very well. The Fund benefited from positive earnings reported by these companies throughout the year. Many biotechnology stocks also saw success from partnerships, mergers, and acquisitions with other companies in the industry. Finally, there were many innovative medication releases and regulatory approvals throughout the industry which contributed to positive gains.

These securities were the top positive contributors to the Fund’s performance: Isis Pharmaceuticals Inc., Gilead Sciences Inc., and Regeneron Pharmaceuticals Inc. The top negative contributors to the Fund’s performance were Dynavax Technologies Corp., Spectrum Pharmaceuticals Inc., and Idenix Pharmaceuticals Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

82

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	18.35%	18.32%	18.21%	18.35%	18.32%	18.21%

THREE YEARS	102.04%	101.97%	102.84%	26.42%	26.40%	26.58%

FIVE YEARS	82.82%	82.80%	84.43%	12.82%	12.82%	13.02%

SINCE INCEPTION (1)	114.57%	114.43%	118.36%	10.85%	10.84%	11.11%

(1)	For the period January 31, 2006 to June 30, 2013.

83

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

84

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	ISIS PHARMACEUTICALS,	EXACT SCIENCES	THERAVANCE,	IMMUNOGEN,	OPKO HEALTH,
DESCRIPTION	INC.	CORP.	INC.	INC.	INC.

MARKET VALUE	$20,487,085	19,767,348	18,746,733	18,274,051	18,228,810

% OF NET ASSETS	2.4	2.3	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	99.8%
Short Term Investments	20.8
Other Assets & Liabilities	(20.6)

TOTAL	100.0%

* The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

85

SPDR S&P Health Care Equipment ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 12.70%, and the total return for the S&P Health Care Equipment Select Industry Index (the “Index”) was 13.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

The health care equipment services sector began the Reporting Period just shy of flat. Investors were leaning away from the defensive names that had outperformed in prior quarters when growth prospects looked bleaker. However, investor sentiment shifted at the start of 2013. Defensive issues once again looked attractive. With double digit positive returns for the first quarter of 2013, health care was the leading sector in the S&P 500. Investors viewed the overall sector as a haven from uncertain prospects for corporate profitability and economic growth. Steady demand for food, household products, and pharmaceuticals carried considerable appeal in a world where abnormally low interest rates and uncertain economic prospects obscured the outlook for more cyclical businesses. With several biotechnology names posting big gains, health care remained one of the most consistent S&P performers through the second half of the Reporting Period. Health care outpaced the full index during the final quarter and finished at the top of all ten S&P sectors.

These securities were the top positive contributors to the Fund’s performance: Boston Scientific Corp., Sirona Dental Systems Inc., and ResMed Inc. The top negative contributors to the Fund’s performance were Volcano Corp., OraSure Technologies Inc., and MAKO Surgical Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

86

SPDR S&P Health Care Equipment ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
			EQUIPMENT SELECT			EQUIPMENT SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	12.70%	12.91%	13.17%	12.70%	12.91%	13.17%

SINCE INCEPTION (1)	28.90%	28.87%	30.11%	11.02%	11.01%	11.46%

(1)	For the period January 26, 2011 to June 30, 2013.

87

SPDR S&P Health Care Equipment ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

88

SPDR S&P Health Care Equipment ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	ALIGN	HEARTWARE		INTUITIVE	SIRONA DENTAL
DESCRIPTION	TECHNOLOGY, INC.	INTERNATIONAL, INC.	INSULET CORP.	SURGICAL, INC.	SYSTEMS, INC.

MARKET VALUE	$471,482	463,851	460,125	453,389	452,069

% OF NET ASSETS	2.5	2.4	2.4	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Equipment	80.4%
Health Care Supplies	19.4
Short Term Investment	0.2
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

89

SPDR S&P Health Care Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 35.66% and the total return for the S&P Health Care Services Select Industry Index (the “Index”) was 36.25%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Although Health Care Services strongly outperformed the broader S&P 500 during the Reporting Period, the sector started the period on a lackluster note. Sector performance at the end of both the first and second quarters of the Reporting Period was just shy of flat. The underperformance was a result of investors turning their attention away from defensive issues that had outperformed in prior quarters when growth prospects looked bleaker. However, as investor sentiment shifted at the start of 2013, defensives once again began to look attractive. The clear sector winner for the first quarter of 2013 was health care, which investors viewed as a haven from uncertain prospects for corporate profitability and economic growth. Steady demand for food, household products, and pharmaceuticals carried considerable appeal in a world where abnormally low interest rates and uncertain economic prospects obscured the outlook for more cyclical businesses. Health care remained one of the most consistent S&P performers through the second half of the fiscal year, outpacing the full index during the year’s final quarter. Led by several biotechnology shares that posted big gains, the health care sector was tops among all ten S&P sectors at year end.

These securities were the top positive contributors to the Fund’s performance: Tenet Healthcare Corp., Health Management Associates Inc. (Class A), and Community Health Systems Inc. The top negative contributors to the Fund’s performance were Universal American Corp., Capital Senior Living Corp., and HMS Holdings Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

90

SPDR S&P Health Care Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
			SERVICES SELECT			SERVICES SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	35.66%	36.09%	36.25%	35.66%	36.09%	36.25%

SINCE INCEPTION (1)	68.70%	69.13%	69.92%	34.69%	34.88%	35.27%

(1)	For the period September 28, 2011 to June 30, 2013.

91

SPDR S&P Health Care Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

92

SPDR S&P Health Care Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	WELLCARE HEALTH
DESCRIPTION	PLANS, INC.	CIGNA CORP.	AETNA, INC.	WELLPOINT, INC.	HUMANA, INC.

MARKET VALUE	$1,140,275	1,123,523	1,109,218	1,106,231	1,101,918

% OF NET ASSETS	2.6	2.5	2.5	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Facilities	30.0%
Health Care Services	28.9
Managed Health Care	24.7
Health Care Distributors	16.3
Short Term Investments	21.6
Other Assets & Liabilities	(21.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

93

SPDR S&P Homebuilders ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investments results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 38.64%, and the total return for the S&P Homebuilders Select Industry Index (the “Index”) was 39.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees and slight variations in the Fund’s and Index’s holdings.

Over the past fiscal year, the Fund posted significant returns, outperforming the broader markets. The building products and home furnishings sub-industries did particularly well during this time. The housing recovery was the driving force behind the solid performance. The average rate on a 30-year fixed mortgage was kept below 4%. Also, home prices began to rise again, which could be indication of a strengthening real estate market. These signs of recovery, combined with low inventory levels and increased rental rates, made the homebuilders industry an attractive investment.

These securities were the top positive contributors to the Fund’s performance: Lumber Liquidators Holdings Inc., PulteGroup Inc., and Tempur Sealy International Inc. The top negative contributors to the Fund’s performance were M/I Homes Inc., Armstrong World Industries Inc., and Hovnanian Enterprises Inc. (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

94

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HOMEBUILDERS			S&P HOMEBUILDERS
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	38.64%	38.49%	39.11%	38.64%	38.49%	39.11%

THREE YEARS	113.66%	113.53%	115.80%	28.80%	28.77%	29.22%

FIVE YEARS	90.47%	90.17%	92.14%	13.75%	13.72%	13.95%

SINCE INCEPTION (1)	−31.01%	−31.03%	−30.75%	−4.88%	−4.89%	−4.84%

(1)	For the period January 31, 2006 to June 30, 2013.

95

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

96

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		MOHAWK	THE HOME	LENNOX	WILLIAMS-SONOMA,
DESCRIPTION	SELECT COMFORT CORP.	INDUSTRIES, INC.	DEPOT, INC.	INTERNATIONAL, INC.	INC.

MARKET VALUE	$84,542,992	83,537,774	83,433,641	83,170,762	82,974,685

% OF NET ASSETS	3.4	3.4	3.4	3.4	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	27.2%
Building Products	25.1
Home Furnishing Retail	18.2
Home Improvement Retail	9.7
Home Furnishings	9.5
Household Appliances	6.8
Household Durables	3.4
Short Term Investments	9.7
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

97

SPDR S&P Metals & Mining ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was −18.75%, and the total return for the S&P Metals & Mining Select Industry Index (the “Index”) was −18.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees.

Investing in gold has yielded solid returns for investors over the past decade. However, beginning in September 2012, the price of gold began to drop steadily. Companies with businesses tied to the performance of gold have struggled since then. Since June 2012, positions in gold mining companies detracted significantly from the Fund’s performance. The Fund’s performance this fiscal year was also affected by the movement away from coal toward “cleaner” energy sources. Metals and mining companies in the coal industry were down considerably during this period.

These securities were the top positive contributors to the Fund’s performance: Worthington Industries Inc., Titanium Metals Corp., and Reliance Steel & Aluminum Co. The top negative contributors to the Fund’s performance were Cliffs Natural Resources Inc., Allied Nevada Gold Corp., and Walter Energy Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

98

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P METALS & MINING			S&P METALS & MINING
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	−18.75%	−18.84%	−18.60%	−18.75%	−18.84%	−18.60%

THREE YEARS	−24.78%	−24.80%	−24.32%	−9.05%	−9.06%	−8.87%

FIVE YEARS	−62.62%	−62.72%	−62.31%	−17.86%	−17.91%	−17.73%

SINCE INCEPTION (1)	−17.64%	−17.75%	−16.38%	−2.72%	−2.74%	−2.51%

(1)	For the period June 19, 2006 to June 30, 2013.

99

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

100

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		COMMERCIAL	RELIANCE STEEL &		COMPASS MINERALS
DESCRIPTION	MOLYCORP, INC.	METALS CO.	ALUMINUM CO.	STEEL DYNAMICS, INC.	INTERNATIONAL, INC.

MARKET VALUE	$22,114,117	20,517,849	20,476,158	20,282,401	20,070,550

% OF NET ASSETS	3.6	3.4	3.4	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	34.0%
Diversified Metals & Mining	23.7
Coal & Consumable Fuels	15.9
Precious Metals & Minerals	10.5
Gold	8.5
Aluminum	7.2
Short Term Investments	13.3
Other Assets & Liabilities	(13.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

101

SPDR S&P Oil & Gas Equipment & Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 28.34%, and the total return for the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”) was 28.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Oil & Gas Equipment and Services posted positive returns in each of the first three quarters of the fiscal year, outpacing the S&P 500 in each of those periods as well. Spending on global exploration reached record highs as companies continued their search for both new sources of energy and improved drilling technologies. The price of crude oil rose over 13% during the fiscal year increasing demand for the equipment to extract it; the industry lost a little of this momentum during the last quarter of the fiscal year. The negative return during this last quarter was caused by two main factors. First, companies were forced to delay some of the aforementioned projects as the industry adapted to changing regulations. Second, drilling for oil began to outpace the increased demand, thereby threatening to produce an oversupply of oil.

These securities were the top positive contributors to the Fund’s performance: Exterran Holdings Inc., Hercules Offshore Inc., and Bristow Group Inc. The top negative contributors to the Fund’s performance were Key Energy Services Inc., C&J Energy Services Inc., and McDermott International Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

102

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EQUIPMENT &			EQUIPMENT &
			SERVICES SELECT			SERVICES SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	28.34%	28.35%	28.55%	28.34%	28.35%	28.55%

THREE YEARS	59.55%	59.64%	60.58%	16.85%	16.87%	17.10%

FIVE YEARS	−20.38%	−20.42%	−19.53%	−4.46%	−4.47%	−4.25%

SINCE INCEPTION (1)	45.85%	45.83%	48.35%	5.51%	5.51%	5.77%

(1)	For the period June 19, 2006 to June 30, 2013.

103

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

104

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	CORE	HELMERICH &	HORNBECK OFFSHORE	DIAMOND OFFSHORE	DRESSER-RAND
DESCRIPTION	LABORATORIES NV	PAYNE, INC.	SERVICES, INC.	DRILLING, INC.	GROUP, INC.

MARKET VALUE	$6,533,210	6,229,075	6,228,256	6,213,732	6,209,490

% OF NET ASSETS	2.5	2.4	2.4	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	73.2%
Oil & Gas Drilling	26.4
Short Term Investments	7.7
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

105

SPDR S&P Oil & Gas Exploration & Production ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 17.18%, and the total return for the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”) was 17.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to fees.

The U.S. equity energy sector demonstrated an impressive resilience throughout the Reporting Period, a time when investors were confronted with numerous new sources of volatility, including, most notably, a less straightforward monetary policy. The Fund’s fiscal year return of 17.18% was behind the broad S&P 500 Index return of 20.60%. Volatile oil prices produced strong yet limited buying of the major integrated names. The largest drop for the Fund was in April 2013, when the U.S. Environmental Protection Agency proposed a significant reduction in sulfur levels in gasoline by 2017. Such a reduction would significantly increase production costs. Although crude oil prices were volatile throughout the period they had increased by year end. Refining names paced the gains in energy as processing margins stayed high. Shares of Tesoro Corp surged as the company cleared the long-waited acquisition of BP’s refinery in Carson, CA. Shares of CVR Energy also performed well. The company delivered exceptional operating performance and transformed itself into a holding company of two affiliated master limited partnerships, which allowed it to improve its balance sheet as well as distribute significant special dividends. The Fund held positions in both companies.

These securities were the top positive contributors to the Fund’s performance: CVR Energy Inc., Tesoro Corp., and Gulfport Energy Corp. The top negative contributors to the Fund’s performance were Swift Energy Co., Forest Oil Corp., and Quicksilver Resources Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

106

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EXPLORATION &			EXPLORATION &
			PRODUCTION SELECT			PRODUCTION SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	17.18%	17.19%	17.42%	17.18%	17.19%	17.42%

THREE YEARS	53.92%	53.93%	54.67%	15.46%	15.46%	15.64%

FIVE YEARS	−13.09%	−13.08%	−12.32%	−2.77%	−2.76%	−2.60%

SINCE INCEPTION (1)	81.09%	81.02%	83.85%	8.81%	8.80%	9.05%

(1)	For the period June 19, 2006 to June 30, 2013.

107

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

108

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	CARRIZO OIL & GAS,	NEWFIELD	RANGE RESOURCES		LAREDO PETROLEUM
DESCRIPTION	INC.	EXPLORATION CO.	CORP.	NOBLE ENERGY, INC.	HOLDINGS, INC.

MARKET VALUE	$13,897,310	13,622,030	13,521,567	13,302,522	13,235,973

% OF NET ASSETS	1.6	1.6	1.6	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	72.7%
Oil & Gas Refining & Marketing	16.8
Integrated Oil & Gas	10.3
Short Term Investments	9.4
Other Assets & Liabilities	(9.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

109

SPDR S&P Pharmaceuticals ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 20.81%, and the total return for the S&P Pharmaceuticals Select Industry Index (the “Index”) was 21.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Pharmaceuticals lagged the S&P 500 during the first half of the Reporting Period. Several factors contributed to the sector’s early underperformance. The industry faced an unprecedented number of patent expirations in 2012. This “patent cliff”, as it was referred to, forced products (such as Pfizer’s Lipitor) to lose exclusivity rights. The effect was increased competition from generic drug makers and an industry-wide decrease in sales of 1.6%. In June 2012, the U.S. Supreme Court upheld the Affordable Care Act of 2010. This confirmation led to higher rebates for Medicaid patients and increased regulatory fees paid to the government — both of which cut directly into the industry’s bottom line. As 2013 began, the certainty of regulation reform and the stabilization of patent expirations allowed investors to re-focus on the industry. Non-cyclical businesses, such as pharmaceuticals, carried considerable appeal in a world with uncertain economic prospects and abnormally low interest rates. As the economy began to recover in the second half of the fiscal year, pharmaceutical companies were able to increase investor confidence by spending more resources on R&D in an effort to overcome 2012’s loss of sales. At year end, the pharmaceuticals sector modestly outperformed the overall S&P 500.

These securities were the top positive contributors to the Fund’s performance: Actavis Inc., Warner Chilcott Plc, and Jazz Pharmaceuticals Plc. The top negative contributors to the Fund’s performance were Questcor Pharmaceuticals Inc., Auxilium Pharmaceuticals Inc., and VIVUS Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

110

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P PHARMACEUTICALS			S&P PHARMACEUTICALS
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	20.81%	20.86%	21.14%	20.81%	20.86%	21.14%

THREE YEARS	89.87%	89.81%	91.22%	23.83%	23.81%	24.11%

FIVE YEARS	142.16%	142.10%	144.78%	19.35%	19.34%	19.61%

SINCE INCEPTION (1)	145.45%	145.54%	148.94%	13.62%	13.62%	13.85%

(1)	For the period June 19, 2006 to June 30, 2013.

111

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

112

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	IMPAX LABORATORIES,
DESCRIPTION	INC.	HOSPIRA, INC.	PERRIGO CO.	JOHNSON & JOHNSON	ZOETIS, INC.

MARKET VALUE	$19,462,901	19,440,448	18,766,979	18,597,705	18,441,330

% OF NET ASSETS	4.1	4.1	4.0	3.9	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	99.9%
Short Term Investments	4.4
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

113

SPDR S&P Retail ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 31.78%, and the total return for the S&P Retail Select Industry Index (the “Index”) was 32.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The Fund seeks to replicate the performance of the Retail Index. Expenses, trading costs, and securities lending revenue impact fund performance. As a result, the fund may perform differently than the benchmark.

The Fund generated positive returns during its fiscal year. Some of the main drivers of performance within the retail industry were consumer spending, unemployment, and the interest rate environment. The combination of low interest rates and improving unemployment figures helped to encourage consumer spending. During the Reporting Period, the performance of the Fund moved in line with its Index.

These securities were the top positive contributors to the Fund’s performance: Netflix, Inc.; OfficeMax Inc., and GameStop Corp. (Class A). The top negative contributors to the Fund’s performance were RadioShack Corp., Zumiez Inc., and Aeropostale Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

114

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P RETAIL SELECT			S&P RETAIL SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	31.78%	31.74%	32.08%	31.78%	31.74%	32.08%

THREE YEARS	122.67%	122.71%	124.15%	30.58%	30.59%	30.86%

FIVE YEARS	180.46%	181.28%	183.73%	22.91%	22.98%	23.20%

SINCE INCEPTION (1)	126.46%	126.46%	131.05%	12.32%	12.33%	12.65%

(1)	For the period June 19, 2006 to June 30, 2013.

115

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

116

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

			GAMESTOP CORP.		FRANCESCA’S
DESCRIPTION	GROUPON, INC.	SHUTTERFLY, INC.	(CLASS A)	HOMEAWAY, INC.	HOLDINGS CORP.

MARKET VALUE	$13,777,888	13,586,148	13,360,328	13,348,594	13,151,284

% OF NET ASSETS	1.2	1.2	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	28.7%
Specialty Stores	15.3
Automotive Retail	13.4
Internet Retail	9.8
Food Retail	8.3
Department Stores	7.2
General Merchandise Stores	6.8
Computer & Electronics Retail	3.2
Hypermarkets & Super Centers	3.2
Drug Retail	2.9
Catalog Retail	1.0
Short Term Investments	5.7
Other Assets & Liabilities	(5.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

117

SPDR S&P Semiconductor ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investments results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 20.40%, and the total return for the S&P Semiconductor Select Industry Index (the “Index”) was 20.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Semiconductors were a key driver of sector performance during a difficult year for the information technology sector. Although they are closely tied to personal devices and personal computing, industry sales weren’t able to continue the pace of growth seen in the previous fiscal year. American consumers seemed to retain deeply entrenched spending habits this period despite a lackluster job market and choppy confidence readings. The consumer discretionary, information technology, and financial sectors all outpaced the S&P during the third quarter of 2012. Consumer-oriented cyclical exposure has been a key stalwart within the S&P 500. Shares of Apple peaked in late summer then slumped by 20% during fourth quarter of 2012, as investors fretted over the competitive market for sleek personal devices. The first quarter of 2013 was a difficult one for the information technology sector. Apple’s shares continued to decline. Several networking names also lost value. Semiconductors suffered alongside these declines. The information technology sector ended the first quarter of 2013 as the weakest U.S. sector, posting a return less than half as much as the S&P 500. Despite the bleak performance at the start of 2013, semiconductors managed to close out the Reporting Period flat versus the broader S&P 500.

These securities were the top positive contributors to the Fund’s performance: First Solar Inc., Cree Inc., and Micron Technology Inc. The top negative contributors to the Fund’s performance were Intersil Corp. (Class A), Volterra Semiconductor Corp., and Cirrus Logic Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

118

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SEMICONDUCTOR			S&P SEMICONDUCTOR
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	20.40%	20.43%	20.71%	20.40%	20.43%	20.71%

THREE YEARS	30.27%	30.20%	30.80%	9.22%	9.20%	9.36%

FIVE YEARS	33.36%	33.10%	32.33%	5.93%	5.89%	5.76%

SINCE INCEPTION (1)	5.14%	5.09%	4.96%	0.68%	0.67%	0.66%

(1)	For the period January 31, 2006 to June 30, 2013.

119

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

120

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	MICRON TECHNOLOGY,		MARVELL TECHNOLOGY		ADVANCED MICRO
DESCRIPTION	INC.	SUNPOWER CORP.	GROUP, LTD.	CAVIUM, INC.	DEVICES, INC.

MARKET VALUE	$1,409,284	1,365,952	1,333,968	1,329,169	1,298,999

% OF NET ASSETS	2.8	2.7	2.6	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	99.9%
Short Term Investments	9.3
Other Assets & Liabilities	(9.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

121

SPDR S&P Software & Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 22.66%, and the total return for the S&P Software & Services Select Industry Index (the “Index”) was 23.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed largely to the expenses of managing the Fund. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Software and services slightly exceeded the absolute performance of the S&P 500 in each quarter of the Reporting Period. During the fiscal year’s second quarter, the industry had negative returns marginally larger than those in the overall index. Conversely, software and services modestly beat the positive returns the S&P 500 achieved in the other three quarters of the Reporting Period. This cyclical trend was powered by consumer spending and led to a relative gain upwards of 2% versus the S&P 500 for the fiscal year. Data protection, mobile advertising solutions, and antitrust regulations were areas that posed serious challenges in an ever-changing marketplace. Companies that were able to navigate through these challenges, such as Imperva, Inc. and ServiceNow, Inc., buoyed the industry’s performance through each business cycle.

These securities were the top positive contributors to the Fund’s performance: FleetCor Technologies Inc., United Online Inc., and Euronet Worldwide Inc. The top negative contributors to the Fund’s performance were VeriFone Systems Inc., Monster Worldwide Inc., and LivePerson Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

122

SPDR S&P Software & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SOFTWARE &			S&P SOFTWARE &
			SERVICES SELECT			SERVICES SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	22.66%	22.71%	23.09%	22.66%	22.71%	23.09%

SINCE INCEPTION (1)	51.18%	51.20%	52.14%	26.54%	26.55%	27.01%

(1)	For the period September 28, 2011 to June 30, 2013.

123

SPDR S&P Software & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

124

SPDR S&P Software & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

DESCRIPTION	PANDORA MEDIA, INC.	WEB.COM GROUP, INC.	IMPERVA, INC.	YELP, INC.	COSTAR GROUP, INC.

MARKET VALUE	$110,897	108,928	106,925	104,658	103,643

% OF NET ASSETS	0.8	0.7	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Application Software	30.1%
Internet Software & Services	25.2
Data Processing & Outsourced Services	19.5
Systems Software	11.0
IT Consulting & Other Services	10.2
Home Entertainment Software	2.5
Diversified Commercial & Professional Services	1.3
Short Term Investments	27.6
Other Assets & Liabilities	(27.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

125

SPDR S&P Telecom ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 21.47%, and the total return for the S&P Telecom Select Industry Index (the “Index”) was 21.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to fund expenses. The remaining difference can be explained by a combination of cash drag, dividend distribution, small security misweights, and compounding.

The S&P Telecom Index started the Reporting Period out on a high note, beating the S&P in the first quarter with a generous return of 10.15%. This impressive feat was short lived as there was a modest decline in the second quarter. Investors retreated from telecommunication services after its late summer highs amid worries that dividend income might look less valuable with new tax provisions in 2013. The declining trend continued within the industry through the third quarter of the period as adjustments to monetary policy rhetoric caused considerable volatility. Despite the slower moving U.S economy, the telecommunications industry remained favorable, as evident through movement of the largest national carriers. The telecommunications industry is considered a major driver of economic recovery and the Federal Communications Commission maintained that ample opportunities for expansion within the United States were still available. The index climbed back from its low in the third quarter of the Reporting Period to post a solid 6.70% gain in the period’s last quarter.

These securities were the top positive contributors to the Fund’s performance: Clearwire Corp. (Class A), T-Mobile US Inc., and Sprint Nextel Corp. The top negative contributors to the Fund’s performance were Procera Networks Inc., F5 Networks Inc., and NII Holdings Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

126

SPDR S&P Telecom ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TELECOM SELECT			S&P TELECOM SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	21.47%	21.45%	21.99%	21.47%	21.45%	21.99%

SINCE INCEPTION (1)	−0.78%	−0.75%	0.08%	−0.32%	−0.31%	0.03%

(1)	For the period January 26, 2011 to June 30, 2013.

127

SPDR S&P Telecom ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

128

SPDR S&P Telecom ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

				CLEARWIRE CORP.	ARUBA
DESCRIPTION	FINISAR CORP.	IXIA	T-MOBILE US, INC.	(CLASS A)	NETWORKS, INC.

MARKET VALUE	$208,553	201,075	195,751	188,065	183,690

% OF NET ASSETS	2.9	2.8	2.7	2.6	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	58.6%
Wireless Telecommunication Services	17.6
Integrated Telecommunication Services	14.4
Alternative Carriers	8.9
Short Term Investment	0.4
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

129

SPDR S&P Transportation ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 34.87%, and the total return for the S&P Transportation Select Industry Index (the “Index”) was 35.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed primarily to fund expenses. The remaining difference can be explained by a combination of cash drag, dividend distribution, small security misweights, and compounding.

The U.S. transportation industry is often considered a gauge of the health of the larger economy. The increase or decrease of goods transported can indicate a healthy economy or one in decline. At the end of 2012, the transportation industry outpaced the S&P 500. The S&P 500 posted a small overall loss for the quarter, even though December’s return was a decent gain. The transportation industry continued this trend into the first quarter of 2013. It posted a stellar return on the heels of broader stock market gains as trading opened in the beginning of the year. Leading indexes posted gains in the first few months of the quarter that historically would take at least a year to accumulate. The result was a surge in many segments with the bullish trend.

These securities were the top positive contributors to the Fund’s performance: Avis Budget Group Inc., Hertz Global Holdings Inc., and Delta Air Lines Inc. The top negative contributors to the Fund’s performance were Celadon Group Inc., Matson Inc., and Arkansas Best Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

130

SPDR S&P Transportation ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TRANSPORTATION			S&P TRANSPORTATION
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	34.87%	34.92%	35.49%	34.87%	34.92%	35.49%

SINCE INCEPTION (1)	32.31%	32.27%	33.57%	12.23%	12.21%	12.67%

(1)	For the period January 26, 2011 to June 30, 2013.

131

SPDR S&P Transportation ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

132

SPDR S&P Transportation ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

		UNITED PARCEL
	HERTZ GLOBAL	SERVICE, INC.	J.B. HUNT TRANSPORT	JETBLUE AIRWAYS
DESCRIPTION	HOLDINGS, INC.	(CLASS B)	SERVICES, INC.	CORP.	CON-WAY, INC.

MARKET VALUE	$1,438,251	1,428,650	1,423,778	1,418,331	1,414,949

% OF NET ASSETS	3.1	3.1	3.1	3.1	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Trucking	35.4%
Airlines	25.4
Air Freight & Logistics	19.6
Railroads	14.6
Marine	3.9
Airport Services	1.0
Short Term Investment	0.2
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

133

SPDR S&P 1500 Momentum Tilt ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. In seeking this objective, the Fund uses a sampling strategy.

For the period since inception on October 24, 2012, through June 30, 2013 (the “Reporting Period”), the total return for the Fund was 14.39%, and the total return for the S&P 1500 Positive Momentum Tilt Index (the “Index”) was 14.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees.

U.S. stocks showed impressive resilience over the past twelve months. Overall, their value has steadily marched higher in the face of numerous potential headwinds. Volatility surrounding the 2012 U.S. presidential elections gave way to uncertainty about the fiscal cliff during the latter part of the year. Macroeconomic and earnings data that was better than expected plus a deal on the fiscal cliff helped lift stocks at the beginning of 2013, despite continued uncertainty in Europe. Even after the possibility of tapered Federal Reserve asset purchases shook investor confidence, broader U.S. averages underwent only modest consolidation before deriving fresh inspiration from solid jobs figures in early June.

The top positive contributors to the Fund’s performance for the period were Google Inc., Bank of America Corp, and Gilead Sciences Inc. Google had a strong 12 months due to the continued success of its robust search engine and Android operating systems business lines, as well as several product innovations. Bank of America benefited from an ongoing expense reduction program, as well as litigation settlements and an improving outlook, overall, for financials. Gilead Sciences was rewarded for its targeted M&A activity and strong drug pipeline. The top negative contributors to the Fund’s performance were Apple Inc., Oracle Corp, and Wal-Mart Stores Inc. Apple has been hurt by increasingly strong competition across its core iPhone and iPad business lines. Oracle was hindered by stiff competition in both its hardware and services businesses. Wal-Mart has seen growth slowdown in the U.S. as other discount retailers (such as Dollar General and Family Dollar) and Internet retailers (such as Amazon and eBay) grow their market share at Wal-Mart’s expense.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

134

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P 1500 POSITIVE			S&P 1500 POSITIVE
			MOMENTUM TILT			MOMENTUM TILT
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

SINCE INCEPTION (1)	14.39%	14.44%	14.73%	N/A	N/A	N/A

(1)	For the period October 24, 2012 to June 30, 2013

135

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

136

SPDR S&P 1500 Momentum Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	GOOGLE, INC.		BERKSHIRE HATHAWAY,		THE PROCTER &
DESCRIPTION	(CLASS A)	JOHNSON & JOHNSON	INC. (CLASS B)	PFIZER, INC.	GAMBLE CO.

MARKET VALUE	$245,623	235,257	186,347	182,121	179,310

% OF NET ASSETS	2.4	2.3	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	7.1%
Oil, Gas & Consumable Fuels	6.4
Media	5.7
Insurance	5.3
Diversified Financial Services	4.7
Internet Software & Services	3.6
Biotechnology	3.4
IT Services	3.2
Food & Staples Retailing	3.1
Capital Markets	3.1
Household Products	2.7
Specialty Retail	2.7
Health Care Equipment & Supplies	2.6
Commercial Banks	2.5
Industrial Conglomerates	2.5
Diversified Telecommunication Services	2.4
Chemicals	2.4
Real Estate Investment Trusts	2.4
Aerospace & Defense	2.3
Food Products	2.2
Beverages	2.0
Software	1.8
Electric Utilities	1.8
Health Care Providers & Services	1.7
Machinery	1.7
Energy Equipment & Services	1.2
Road & Rail	1.2
Multi-Utilities	1.1
Semiconductors & Semiconductor Equipment	1.1
Electrical Equipment	0.9
Hotels, Restaurants & Leisure	0.9
Tobacco	0.9
Communications Equipment	0.9
Household Durables	0.9
Internet & Catalog Retail	0.9
Commercial Services & Supplies	0.8
Computers & Peripherals	0.8
Consumer Finance	0.8
Life Sciences Tools & Services	0.7
Electronic Equipment, Instruments & Components	0.5
Textiles, Apparel & Luxury Goods	0.5
Paper & Forest Products	0.5
Multiline Retail	0.5
Automobiles	0.4
Wireless Telecommunication Services	0.4
Air Freight & Logistics	0.4
Containers & Packaging	0.4
Auto Components	0.3
Metals & Mining	0.3
Construction & Engineering	0.3
Leisure Equipment & Products	0.3
Gas Utilities	0.3
Building Products	0.3
Professional Services	0.2
Trading Companies & Distributors	0.2
Distributors	0.2
Airlines	0.2
Diversified Consumer Services	0.2
Construction Materials	0.1
Thrifts & Mortgage Finance	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Office Electronics	0.1
Water Utilities	0.1
Personal Products	0.1
Marine	0.0 **
Short Term Investments	24.8
Other Assets & Liabilities	(24.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets

137

SPDR S&P 1500 Value Tilt ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the period since inception on October 24, 2012 through June 30, 2013 (the “Reporting Period”), the total return for the Fund was 18.85%, and the total return for the S&P 1500 Low Valuation Tilt Index (the “Index”) was 19.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to management fees.

Upon inception in late October, the Fund experienced seven consecutive months of positive returns, ending the period with a slightly negative return in June. During the Reporting Period, financial stocks were the driving force behind performance. The Fund peaked early in 2013, when share prices jumped sharply in the first trading session of the year and built on those gains thereafter. Worries about the consequences of mandated budgetary restraint gave way to optimism that the U.S. private sector would keep employment growing and consumer demand solid. Although the second quarter of 2013 confronted investors with numerous new sources of volatility, the U.S. equity markets demonstrated an impressive resilience throughout the Reporting Period.

These securities were the top positive contributors to the Fund’s performance: Bank of America Corp, JPMorgan Chase & Co, and Citigroup Inc. The top negative contributors to the Fund’s performance were: Intel Corp, Exelon Corp, and Apple Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

138

SPDR S&P 1500 Value Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P 1500 LOW			S&P 1500 LOW
	NET ASSET VALUE	MARKET VALUE	VALUATION TILT INDEX	NET ASSET VALUE	MARKET VALUE	VALUATION TILT INDEX

SINCE INCEPTION (1)	18.85%	18.82%	19.30%	N/A	N/A	N/A

(1)	For the period October 24, 2012 to June 30, 2013.

139

SPDR S&P 1500 Value Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

140

SPDR S&P 1500 Value Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

			WAL-MART STORES,		BANK OF AMERICA
DESCRIPTION	EXXON MOBIL CORP.	JPMORGAN CHASE & CO.	INC.	CHEVRON CORP.	CORP.

MARKET VALUE	$211,329	168,189	167,156	144,730	117,129

% OF NET ASSETS	3.0	2.4	2.4	2.1	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	10.8%
Insurance	7.9
Diversified Financial Services	5.8
Food & Staples Retailing	4.2
Commercial Banks	3.8
Health Care Providers & Services	3.6
Pharmaceuticals	3.5
Computers & Peripherals	3.2
Diversified Telecommunication Services	3.1
Media	2.7
Software	2.6
Capital Markets	2.5
Aerospace & Defense	2.4
Electric Utilities	2.4
Specialty Retail	2.2
Semiconductors & Semiconductor Equipment	2.2
Food Products	2.1
IT Services	2.0
Chemicals	2.0
Machinery	1.9
Industrial Conglomerates	1.9
Health Care Equipment & Supplies	1.7
Real Estate Investment Trusts	1.5
Multi-Utilities	1.5
Energy Equipment & Services	1.4
Hotels, Restaurants & Leisure	1.4
Beverages	1.3
Household Products	1.2
Internet Software & Services	1.2
Tobacco	1.1
Communications Equipment	1.0
Consumer Finance	0.9
Metals & Mining	0.9
Multiline Retail	0.9
Electronic Equipment, Instruments & Components	0.9
Commercial Services & Supplies	0.8
Automobiles	0.8
Biotechnology	0.8
Air Freight & Logistics	0.7
Road & Rail	0.7
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Durables	0.5
Auto Components	0.4
Internet & Catalog Retail	0.4
Life Sciences Tools & Services	0.3
Gas Utilities	0.3
Containers & Packaging	0.3
Construction & Engineering	0.3
Paper & Forest Products	0.3
Wireless Telecommunication Services	0.3
Professional Services	0.2
Office Electronics	0.2
Thrifts & Mortgage Finance	0.2
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Airlines	0.1
Leisure Equipment & Products	0.1
Building Products	0.1
Distributors	0.1
Construction Materials	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.1
Water Utilities	0.0 **
Marine	0.0 **
Short Term Investments	26.4
Other Assets & Liabilities	(26.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

141

SPDR Russell 1000 Low Volatility ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	FEDERAL REALTY	CONSOLIDATED	AMERICAN ELECTRIC		PEOPLE’S UNITED
DESCRIPTION	INVESTMENT TRUST	EDISON, INC.	POWER CO., INC.	SOUTHERN CO.	FINANCIAL, INC.

MARKET VALUE	$197,199	190,499	188,972	188,965	188,560

% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	11.4%
Electric Utilities	9.7
Health Care Equipment & Supplies	8.0
Food Products	5.7
Pharmaceuticals	5.3
Multi-Utilities	5.2
Household Products	5.0
Oil, Gas & Consumable Fuels	4.9
IT Services	4.2
Capital Markets	4.2
Insurance	3.9
Beverages	3.5
Media	3.1
Aerospace & Defense	3.0
Tobacco	3.0
Diversified Telecommunication Services	2.6
Industrial Conglomerates	2.5
Hotels, Restaurants & Leisure	2.4
Thrifts & Mortgage Finance	2.0
Air Freight & Logistics	1.9
Energy Equipment & Services	1.5
Machinery	1.3
Software	1.2
Distributors	1.0
Commercial Banks	1.0
Commercial Services & Supplies	0.9
Gas Utilities	0.6
Food & Staples Retailing	0.4
Chemicals	0.3
Wireless Telecommunication Services	0.1
Short Term Investment	0.8
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

142

SPDR Russell 2000 Low Volatility ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

					PORTLAND GENERAL
DESCRIPTION	CURTISS-WRIGHT CORP.	POOL CORP.	AVISTA CORP.	VECTOR GROUP, LTD.	ELECTRIC CO.

MARKET VALUE	$190,229	187,680	185,978	185,459	184,886

% OF NET ASSETS	2.0	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

	PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	18.8%
Electric Utilities	11.8
Commercial Banks	7.6
IT Services	4.2
Gas Utilities	4.1
Tobacco	3.9
Thrifts & Mortgage Finance	3.7
Health Care Equipment & Supplies	3.6
Multi-Utilities	3.4
Capital Markets	3.3
Insurance	3.2
Aerospace & Defense	2.7
Trading Companies & Distributors	2.5
Health Care Providers & Services	2.4
Diversified Consumer Services	2.0
Distributors	2.0
Semiconductors & Semiconductor Equipment	2.0
Chemicals	1.7
Commercial Services & Supplies	1.6
Food Products	1.4
Machinery	1.3
Containers & Packaging	1.2
Software	1.2
Oil, Gas & Consumable Fuels	1.1
Internet Software & Services	0.9
Electrical Equipment	0.9
Consumer Finance	0.8
Food & Staples Retailing	0.7
Building Products	0.5
Metals & Mining	0.5
Electronic Equipment, Instruments & Components	0.5
Hotels, Restaurants & Leisure	0.4
Media	0.4
Auto Components	0.4
Specialty Retail	0.3
Construction & Engineering	0.2
Water Utilities	0.1
Road & Rail	0.1
Communications Equipment	0.0	**
Air Freight & Logistics	0.0	**
Energy Equipment & Services	0.0	**
Paper & Forest Products	0.0	**
Real Estate Management & Development	0.0	**
Textiles, Apparel & Luxury Goods	0.0	**
Beverages	0.0	**
Internet & Catalog Retail	0.0	**
Biotechnology	0.0	**
Life Sciences Tools & Services	0.0	**
Professional Services	0.0	**
Diversified Financial Services	0.0	**
Health Care Technology	0.0	**
Leisure Equipment & Products	0.0	**
Multiline Retail	0.0	**
Industrial Conglomerates	0.0	**
Transportation Infrastructure	0.0	**
Household Products	0.0	**
Short Term Investment	0.8
Other Assets & Liabilities	1.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less then 0.05% of net assets.

143

SPDR Wells Fargo Preferred Stock ETF —
Management’s Discussion of Fund Performance

The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities. Preferred Securities are defined as non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock. In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended June 30, 2013 (the “Reporting Period”), the total return for the Fund was 2.70%, and the total return for the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”) was 2.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to fund expenses. The remaining difference can be explained by a combination of cash drag, small security misweights, securities lending income and compounding.

Preferred stocks are a hybrid between traditional equity securities and bonds, and can provide certain benefits in any market environment. Preferred stocks are less volatile than common stocks, however, the possibility of earning large capital gains with preferred stocks is somewhat lower. During the Reporting Period, U.S. stocks showed impressive resilience. Although the Fund posted a positive return for the period, the diminished risk associated with preferred stock lessened the return when compared to the Fund’s common stock counterparts. The Fund’s performance was driven largely by the performance of securities in the commercial banks and insurance sectors. The Fund was heavily weighted in both sectors.

These securities were the top positive contributors to the Fund’s performance: Barclays Bank PLC ADR Pfd Sr 5; PNC Financial Services Group, Inc. DR; and Deutsche Bank Contingent Capital Trust III 7.60%. The top negative contributors to the Fund’s performance were: NextEra Energy Capital Holdings, Inc. 5.125%; BB&T Corp. Repr 5.2%; and General Electric Capital Corp., 4.7%.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

144

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.45%.

PERFORMANCE AS OF JUNE 30, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
			SECURITIES			SECURITIES
	NET ASSET VALUE	MARKET VALUE	AGGREGATE INDEX	NET ASSET VALUE	MARKET VALUE	AGGREGATE INDEX

ONE YEAR	2.70%	2.39%	2.92%	2.70%	2.39%	2.92%

THREE YEARS	25.53%	25.46%	26.24%	7.87%	7.85%	8.07%

SINCE INCEPTION (1)	38.14%	37.95%	39.68%	8.90%	8.86%	9.23%

(1)	For the period September 16, 2009 to June 30, 2013.

145

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

146

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

	WELLS FARGO & CO.	PNC FINANCIAL	METLIFE, INC.	BARCLAYS BANK PLC
DESCRIPTION	SERIES J	SERVICES GROUP, INC.	SERIES B	SERIES 5	HSBC HOLDINGS PLC

MARKET VALUE	$10,077,516	8,611,388	8,095,794	7,964,157	7,691,495

% OF NET ASSETS	2.8	2.4	2.2	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	28.2%
Diversified Financial Services	19.2
Insurance	18.0
Real Estate Investment Trusts	13.0
Electric Utilities	6.0
Capital Markets	5.1
Diversified Telecommunication Services	4.9
Multi-Utilities	1.5
Machinery	1.1
Commercial Services & Supplies	0.6
Wireless Telecommunication Services	0.5
Consumer Finance	0.5
Independent Power Producers & Energy Traders	0.5
Media	0.4
Short Term Investments	19.0
Other Assets & Liabilities	(18.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

147

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
BE Aerospace, Inc. (a)	5,633	$355,330
Engility Holdings, Inc. (a)(b)	674	19,155
Exelis, Inc.	6,539	90,173
General Dynamics Corp.	8,802	689,461
Honeywell International, Inc.	19,497	1,546,892
Huntington Ingalls Industries, Inc.	1,659	93,700
L-3 Communications Holdings, Inc.	4,048	347,076
Lockheed Martin Corp.	9,107	987,745
National Presto Industries, Inc. (b)	1,316	94,791
Northrop Grumman Corp.	9,956	824,357
Precision Castparts Corp.	3,550	802,336
Raytheon Co.	12,837	848,782
Rockwell Collins, Inc.	6,381	404,619
Textron, Inc.	8,042	209,494
The Boeing Co.	18,982	1,944,516
United Technologies Corp.	24,377	2,265,598

		11,524,025

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	4,636	261,053
Expeditors International of Washington, Inc.	6,794	258,240
FedEx Corp.	8,371	825,213
Forward Air Corp.	6,209	237,681
United Parcel Service, Inc. (Class B)	21,229	1,835,884
UTI Worldwide, Inc.	6,730	110,843

		3,528,914

AIRLINES — 0.3%
Delta Air Lines, Inc. (a)	17,897	334,853
JetBlue Airways Corp. (a)(b)	9,772	61,564
Republic Airways Holdings, Inc. (a)	36,950	418,643
Southwest Airlines Co.	21,146	272,572
United Continental Holdings, Inc. (a)	9,131	285,709
US Airways Group, Inc. (a)(b)	5,396	88,602

		1,461,943

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,414	26,343
BorgWarner, Inc. (a)	2,743	236,309
Gentex Corp.	9,879	227,711
Johnson Controls, Inc.	19,321	691,499
Modine Manufacturing Co. (a)	13,117	142,713
The Goodyear Tire & Rubber Co. (a)	9,697	148,267

		1,472,842

AUTOMOBILES — 0.5%
Ford Motor Co.	90,323	1,397,297
General Motors Co. (a)	18,400	612,904
Harley-Davidson, Inc.	8,703	477,098
Thor Industries, Inc. (b)	1,005	49,426

		2,536,725

BEVERAGES — 2.0%
Beam, Inc.	4,382	276,548
Coca-Cola Enterprises, Inc.	11,039	388,131
Constellation Brands, Inc. (Class A) (a)	7,882	410,810
Dr. Pepper Snapple Group, Inc.	7,382	339,055
Molson Coors Brewing Co. (Class B)	4,137	197,997
Monster Beverage Corp. (a)	4,642	282,094
PepsiCo, Inc.	43,605	3,566,453
The Coca-Cola Co.	115,143	4,618,386

		10,079,474

BIOTECHNOLOGY — 2.4%
Acorda Therapeutics, Inc. (a)	2,493	82,244
Alexion Pharmaceuticals, Inc. (a)	4,726	435,926
Alkermes PLC (a)	4,640	133,075
Alnylam Pharmaceuticals, Inc. (a)	2,140	66,361
AMAG Pharmaceuticals, Inc. (a)	582	12,950
Amgen, Inc.	27,047	2,668,457
Biogen Idec, Inc. (a)	8,552	1,840,390
BioMarin Pharmaceutical, Inc. (a)	3,730	208,097
Celgene Corp. (a)	13,612	1,591,379
Chelsea Therapeutics International, Ltd. (a)(b)	13,196	30,351
Cubist Pharmaceuticals, Inc. (a)	2,503	120,895
Dendreon Corp. (a)(b)	7,717	31,794
Gilead Sciences, Inc. (a)	52,750	2,701,328
Incyte Corp. (a)(b)	2,828	62,216
InterMune, Inc. (a)(b)	1,145	11,015
Isis Pharmaceuticals, Inc. (a)(b)	4,463	119,921
Medivation, Inc. (a)(b)	11,294	555,665
Myriad Genetics, Inc. (a)	2,727	73,275
Neurocrine Biosciences, Inc. (a)	3,806	50,924
Novavax, Inc. (a)(b)	6,968	14,284
Onyx Pharmaceuticals, Inc. (a)(b)(c)	2,223	242,329
PDL BioPharma, Inc. (b)	6,889	53,183
Regeneron Pharmaceuticals, Inc. (a)	1,750	393,540
Rigel Pharmaceuticals, Inc. (a)	16,500	55,110
Sarepta Therapeutics, Inc. (a)(b)	3,579	136,181
SIGA Technologies, Inc. (a)(b)	14,529	41,262
Spectrum Pharmaceuticals, Inc. (b)	6,047	45,111
Vertex Pharmaceuticals, Inc. (a)	4,574	365,325

		12,142,588

BUILDING PRODUCTS — 0.2%
Builders FirstSource, Inc. (a)(b)	49,845	298,073
Fortune Brands Home & Security, Inc.	4,382	169,759
Masco Corp.	11,538	224,876
Quanex Building Products Corp. (b)	1,086	18,288
Simpson Manufacturing Co., Inc.	2,737	80,522
USG Corp. (a)(b)	10,683	246,243

		1,037,761

CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc. (a)	1,314	215,417
Ameriprise Financial, Inc.	7,146	577,968
BlackRock, Inc.	1,692	434,590
Diamond Hill Investment Group, Inc. (b)	244	20,752
E*TRADE Financial Corp. (a)	5,899	74,681
Eaton Vance Corp. (b)	3,722	139,910
Federated Investors, Inc. (Class B) (b)	1,740	47,693
Franklin Resources, Inc.	4,325	588,287
Intl. FCStone, Inc. (a)(b)	5,140	89,693
Invesco, Ltd.	12,606	400,871

See accompanying notes to financial statements.

148

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Janus Capital Group, Inc. (b)	10,687	$90,946
Knight Capital Group, Inc. (Class A) (a)	1,340	4,811
Legg Mason, Inc. (b)	6,292	195,115
Medallion Financial Corp.	1,904	26,485
Morgan Stanley	34,070	832,330
Northern Trust Corp.	6,705	388,220
Raymond James Financial, Inc.	3,166	136,075
SEI Investments Co.	10,127	287,911
State Street Corp. (d)	14,278	931,068
Stifel Financial Corp. (a)	321	11,450
T. Rowe Price Group, Inc.	7,548	552,136
TD Ameritrade Holding Corp.	7,712	187,324
The Bank of New York Mellon Corp.	32,416	909,269
The Charles Schwab Corp. (b)	28,290	600,597
The Goldman Sachs Group, Inc.	12,354	1,868,542
Waddell & Reed Financial, Inc. (Class A)	5,650	245,775
Walter Investment Management Corp. (a)(b)	823	27,826

		9,885,742

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	5,487	502,445
Airgas, Inc.	2,497	238,364
Ashland, Inc.	3,138	262,023
Cabot Corp.	3,578	133,889
Calgon Carbon Corp. (a)(b)	3,079	51,358
Celanese Corp. (Series A)	5,238	234,662
CF Industries Holdings, Inc.	2,150	368,725
E. I. du Pont de Nemours & Co.	25,929	1,361,272
Eastman Chemical Co.	7,309	511,703
Ecolab, Inc.	11,433	973,977
FMC Corp.	4,320	263,779
LyondellBasell Industries NV	10,658	706,199
Monsanto Co.	16,178	1,598,386
PPG Industries, Inc.	5,631	824,435
Praxair, Inc.	9,779	1,126,150
Sigma-Aldrich Corp.	3,062	246,062
Stepan Co.	3,162	175,839
The Dow Chemical Co.	30,017	965,647
The Mosaic Co.	5,148	277,014
The Sherwin-Williams Co.	2,309	407,769

		11,229,698

COMMERCIAL BANKS — 3.4%
Bank of Hawaii Corp. (b)	1,483	74,625
Banner Corp.	7,509	253,729
BB&T Corp.	18,754	635,386
BBCN Bancorp, Inc.	17,093	243,062
CapitalSource, Inc.	3,146	29,509
Cathay General Bancorp	2,066	42,043
Centerstate Banks, Inc.	11,921	103,474
CIT Group, Inc. (a)	5,721	266,770
Columbia Banking System, Inc.	8,041	191,456
Comerica, Inc.	4,157	165,573
CVB Financial Corp.	12,609	148,282
East West Bancorp, Inc.	3,648	100,320
F.N.B. Corp. (b)	11,430	138,074
Fifth Third Bancorp	21,963	396,432
First Bancorp (b)	10,848	152,957
First Commonwealth Financial Corp. (b)	40,248	296,628
First Financial Bancorp	12,842	191,346
First Horizon National Corp. (b)	7,128	79,834
First Merchants Corp.	9,035	154,950
First Niagara Financial Group, Inc.	16,354	164,685
Huntington Bancshares, Inc.	14,250	112,290
Independent Bank Corp.-Massachusetts (b)	5,809	200,411
International Bancshares Corp.	11,249	254,002
KeyCorp	14,746	162,796
M&T Bank Corp.	2,414	269,765
MB Financial, Inc.	12,842	344,166
National Penn Bancshares, Inc.	12,435	126,340
Old National Bancorp	2,407	33,289
PacWest Bancorp	3,388	103,842
PNC Financial Services Group, Inc.	16,769	1,222,795
Popular, Inc. (a)	18,409	558,345
Regions Financial Corp.	25,780	245,683
Sandy Spring Bancorp, Inc.	9,670	209,065
Simmons First National Corp. (b)	6,050	157,845
SunTrust Banks, Inc.	14,435	455,713
Susquehanna Bancshares, Inc.	10,864	139,602
Trustmark Corp.	2,309	56,755
U.S. Bancorp	49,391	1,785,485
Umpqua Holdings Corp.	9,619	144,381
United Bankshares, Inc. (b)	1,757	46,473
United Community Banks, Inc. (a)	6,146	76,333
Wells Fargo & Co.	139,424	5,754,029
Western Alliance Bancorp (a)	15,411	243,956
Wilshire Bancorp, Inc.	28,552	189,014
Zions Bancorporation	5,967	172,327

		16,893,837

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ACCO Brands Corp. (a)(b)	1,252	7,963
Avery Dennison Corp.	4,490	191,992
Cintas Corp.	6,204	282,530
Courier Corp. (b)	5,321	75,984
Covanta Holding Corp.	4,392	87,928
Ennis, Inc.	9,963	172,260
Herman Miller, Inc.	5,807	157,196
Iron Mountain, Inc.	8,663	230,522
Pitney Bowes, Inc. (b)	7,457	109,469
R.R. Donnelley & Sons Co. (b)	9,446	132,338
Republic Services, Inc.	8,041	272,912
Stericycle, Inc. (a)	2,140	236,320
The ADT Corp. (a)	3,236	128,955
Tyco International, Ltd.	6,473	213,285
Waste Connections, Inc. (b)	4,246	174,680
Waste Management, Inc.	14,026	565,669

		3,040,003

COMMUNICATIONS EQUIPMENT — 1.9%
Arris Group, Inc. (a)	7,560	108,486
Brocade Communications Systems, Inc. (a)	8,036	46,287
Ciena Corp. (a)(b)	8,876	172,372
Cisco Systems, Inc.	165,445	4,021,968

See accompanying notes to financial statements.

149

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Comtech Telecommunications Corp.	1,509	$40,577
EchoStar Corp. (Class A) (a)	1,827	71,454
Emulex Corp. (a)	1,081	7,048
F5 Networks, Inc. (a)	2,895	199,176
Finisar Corp. (a)(b)	7,118	120,650
Harmonic, Inc. (a)	4,226	26,835
Harris Corp.	5,377	264,817
InterDigital, Inc.	2,252	100,552
JDS Uniphase Corp. (a)	10,278	147,798
Juniper Networks, Inc. (a)	17,154	331,244
Motorola Solutions, Inc.	9,294	536,543
Plantronics, Inc.	1,483	65,133
Polycom, Inc. (a)	6,874	72,452
QUALCOMM, Inc.	47,421	2,896,475
Riverbed Technology, Inc. (a)	5,548	86,327
Tellabs, Inc.	18,823	37,269

		9,353,463

COMPUTERS & PERIPHERALS — 3.3%
Apple, Inc.	25,480	10,092,118
Avid Technology, Inc. (a)	2,477	14,565
Dell, Inc.	51,082	681,945
EMC Corp.	58,265	1,376,219
Hewlett-Packard Co.	69,381	1,720,649
Lexmark International, Inc. (Class A) (b)	3,137	95,898
NCR Corp. (a)	6,879	226,938
NetApp, Inc. (a)	12,773	482,564
Novatel Wireless, Inc. (a)	8,762	34,610
QLogic Corp. (a)	8,554	81,776
SanDisk Corp. (a)	9,952	608,067
Seagate Technology PLC	14,938	669,671
Western Digital Corp.	8,550	530,870

		16,615,890

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	2,499	79,443
EMCOR Group, Inc.	2,420	98,373
Fluor Corp.	5,638	334,390
Jacobs Engineering Group, Inc. (a)	3,724	205,304
KBR, Inc.	4,576	148,720
Quanta Services, Inc. (a)	5,479	144,975
URS Corp.	2,337	110,353

		1,121,558

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,420	160,373
Martin Marietta Materials, Inc. (b)	1,742	171,448
Vulcan Materials Co.	3,650	176,697

		508,518

CONSUMER FINANCE — 0.8%
American Express Co.	31,234	2,335,054
Capital One Financial Corp.	13,509	848,500
Discover Financial Services	13,451	640,806
SLM Corp.	14,827	338,945

		4,163,305

CONTAINERS & PACKAGING — 0.2%
Crown Holdings, Inc. (a)	7,643	314,357
MeadWestvaco Corp.	9,691	330,560
Owens-Illinois, Inc. (a)	6,306	175,244
Sealed Air Corp.	8,555	204,892

		1,025,053

DISTRIBUTORS — 0.2%
Genuine Parts Co.	3,136	244,828
LKQ Corp. (a)	10,644	274,083
Pool Corp.	5,472	286,787

		805,698

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (Class A) (a)(b)	4,385	77,702
Ascent Media Corp., (Class A) (a)	806	62,925
Capella Education Co. (a)	1,340	55,811
Career Education Corp. (a)	4,807	13,940
Corinthian Colleges, Inc. (a)(b)	3,664	8,207
DeVry, Inc. (b)	1,893	58,721
H&R Block, Inc.	9,363	259,823
ITT Educational Services, Inc. (a)(b)	1,499	36,576
Service Corp. International	19,969	360,041
Sotheby’s (b)	2,002	75,896
Strayer Education, Inc. (b)	512	25,001

		1,034,643

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp.	286,560	3,685,162
Citigroup, Inc.	82,400	3,952,728
CME Group, Inc.	9,940	755,241
IntercontinentalExchange, Inc. (a)	2,407	427,868
JPMorgan Chase & Co.	114,520	6,045,511
Leucadia National Corp.	10,740	281,603
Moody’s Corp.	7,039	428,886
MSCI, Inc. (Class A) (a)	3,079	102,438
NYSE Euronext	9,615	398,061
PHH Corp. (a)(b)	1,989	40,536
The NASDAQ OMX Group, Inc.	5,803	190,280

		16,308,314

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	167,124	5,916,190
CenturyLink, Inc.	17,083	603,884
Cogent Communications Group, Inc. (b)	5,140	144,691
Consolidated Communications Holdings, Inc.	7,346	127,894
Frontier Communications Corp. (b)	36,585	148,169
Level 3 Communications, Inc. (a)(b)	1,728	36,426
tw telecom, Inc. (a)	6,872	193,378
Verizon Communications, Inc.	79,080	3,980,887
Windstream Corp. (b)	15,359	118,418

		11,269,937

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	12,174	545,152
Duke Energy Corp.	16,316	1,101,330
Edison International	9,876	475,628
Entergy Corp.	5,308	369,862
Exelon Corp.	24,313	750,786
FirstEnergy Corp.	13,699	511,521
Hawaiian Electric Industries, Inc. (b)	410	10,377
MGE Energy, Inc.	5,736	314,103

See accompanying notes to financial statements.

150

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

NextEra Energy, Inc.	10,534	$858,310
Northeast Utilities	4,246	178,417
Pepco Holdings, Inc. (b)	12,271	247,383
Pinnacle West Capital Corp.	3,320	184,160
PNM Resources, Inc.	8,215	182,291
PPL Corp.	11,929	360,972
Southern Co.	23,129	1,020,683
Unitil Corp.	11,357	327,990
Xcel Energy, Inc.	16,154	457,804

		7,896,769

ELECTRICAL EQUIPMENT — 0.7%
Capstone Turbine Corp. (a)(b)	39,149	45,804
Eaton Corp. PLC	11,821	777,940
Emerson Electric Co.	22,223	1,212,043
General Cable Corp.	3,084	94,833
GrafTech International, Ltd. (a)(b)	5,044	36,720
Hubbell, Inc. (Class B)	3,902	386,298
Rockwell Automation, Inc.	5,235	435,238
Roper Industries, Inc.	4,409	547,686
The Babcock & Wilcox Co.	4,245	127,477

		3,664,039

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. (Class A)	6,968	543,086
Arrow Electronics, Inc. (a)	6,712	267,473
Avnet, Inc. (a)	7,712	259,123
Benchmark Electronics, Inc. (a)	5,651	113,585
Corning, Inc.	44,126	627,913
Dolby Laboratories, Inc. (Class A) (b)	2,058	68,840
FEI Co.	3,995	291,595
FLIR Systems, Inc.	4,897	132,072
Itron, Inc. (a)	1,257	53,335
Jabil Circuit, Inc.	7,555	153,971
Molex, Inc. (b)	7,207	211,453
National Instruments Corp.	4,234	118,298
Power-One, Inc. (a)(b)	2,418	15,282
Sanmina Corp. (a)	4,570	65,580
TE Connectivity, Ltd.	6,871	312,905
Tech Data Corp. (a)	4,882	229,893
Trimble Navigation, Ltd. (a)	13,736	357,273
Vishay Intertechnology, Inc. (a)(b)	10,767	149,554
Vishay Precision Group, Inc. (a)(b)	756	11,446

		3,982,677

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	14,190	654,585
Basic Energy Services, Inc. (a)	12,121	146,543
Cameron International Corp. (a)	7,370	450,749
Diamond Offshore Drilling, Inc.	1,483	102,016
Dresser-Rand Group, Inc. (a)	752	45,105
Exterran Holdings, Inc. (a)	3,646	102,526
FMC Technologies, Inc. (a)	7,725	430,128
Halliburton Co.	27,875	1,162,945
Helix Energy Solutions Group, Inc. (a)	2,086	48,061
Helmerich & Payne, Inc. (b)	3,800	237,310
ION Geophysical Corp. (a)	35,152	211,615
McDermott International, Inc. (a)(b)	8,539	69,849
Nabors Industries, Ltd.	10,613	162,485
National Oilwell Varco, Inc.	13,776	949,166
Noble Corp.	3,562	133,860
Oceaneering International, Inc.	1,252	90,394
Patterson-UTI Energy, Inc.	8,701	168,408
Rowan Cos. PLC (a)	6,973	237,570
Schlumberger, Ltd.	40,836	2,926,308
Superior Energy Services, Inc. (a)	8,555	221,917
TGC Industries, Inc.	12,105	99,503
Tidewater, Inc.	2,088	118,953
Transocean, Ltd.	15,900	762,405
Weatherford International, Ltd. (a)	12,284	168,291

		9,700,692

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	12,769	1,411,868
CVS Caremark Corp.	42,600	2,435,868
Safeway, Inc. (b)	13,666	323,338
SUPERVALU, Inc. (b)	7,715	47,987
Sysco Corp. (b)	18,568	634,283
The Kroger Co.	17,070	589,598
Wal-Mart Stores, Inc.	53,481	3,983,800
Walgreen Co.	26,772	1,183,322
Whole Foods Market, Inc.	8,490	437,065

		11,047,129

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	17,256	585,151
Bunge, Ltd.	4,235	299,711
Campbell Soup Co. (b)	9,464	423,893
ConAgra Foods, Inc.	17,095	597,128
Dean Foods Co. (a)	6,721	67,344
Flowers Foods, Inc.	14,034	309,450
General Mills, Inc.	20,580	998,747
Green Mountain Coffee Roasters, Inc. (a)(b)	2,500	187,650
Kellogg Co.	6,135	394,051
Kraft Foods Group, Inc.	13,787	770,280
McCormick & Co., Inc.	3,311	232,962
Mead Johnson Nutrition Co.	5,721	453,275
Mondelez International, Inc. (Class A)	41,360	1,180,001
Sanderson Farms, Inc.	338	22,450
Smithfield Foods, Inc. (a)(b)	4,732	154,973
The Hershey Co.	5,209	465,059
The J.M. Smucker Co.	2,917	300,888
TreeHouse Foods, Inc. (a)	2,752	180,366
Tyson Foods, Inc. (Class A)	11,095	284,920
WhiteWave Foods Co. (Class A) (a)(b)	4,016	65,260

		7,973,559

GAS UTILITIES — 0.1%
Delta Natural Gas Co., Inc. (b)	4,483	95,264
Gas Natural, Inc.	3,055	31,466
Questar Corp.	4,403	105,012

		231,742

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	41,684	1,453,938
ABIOMED, Inc. (a)(b)	3,478	74,986
Alere, Inc. (a)	3,312	81,144
Baxter International, Inc.	17,665	1,223,655

See accompanying notes to financial statements.

151

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Becton, Dickinson and Co.	7,224	$713,948
Boston Scientific Corp. (a)	40,870	378,865
C.R. Bard, Inc.	3,804	413,419
CareFusion Corp. (a)	5,630	207,466
Covidien PLC	7,888	495,682
DENTSPLY International, Inc.	3,559	145,777
Edwards Lifesciences Corp. (a)	5,791	389,155
Hologic, Inc. (a)	10,437	201,434
Intuitive Surgical, Inc. (a)	997	505,060
MAKO Surgical Corp. (a)(b)	1,172	14,123
Masimo Corp. (b)	2,321	49,205
Medtronic, Inc.	33,167	1,707,105
NuVasive, Inc. (a)	1,674	41,498
ResMed, Inc. (b)	4,654	210,035
St. Jude Medical, Inc.	10,381	473,685
Stryker Corp.	8,121	525,266
Thoratec Corp. (a)	2,062	64,561
Varian Medical Systems, Inc. (a)(b)	4,717	318,162
Vascular Solutions, Inc. (a)	2,148	31,597
Zimmer Holdings, Inc.	6,462	484,262

		10,204,028

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	15,016	954,117
Amedisys, Inc. (a)	1,395	16,210
AmerisourceBergen Corp.	7,877	439,773
athenahealth, Inc. (a)(b)	1,340	113,525
Cardinal Health, Inc.	11,261	531,519
CIGNA Corp.	9,301	674,229
Community Health Systems, Inc.	1,920	90,010
DaVita HealthCare Partners, Inc. (a)	4,149	501,199
Express Scripts Holding Co. (a)	25,963	1,601,657
Health Management Associates, Inc. (Class A) (a)	8,536	134,186
Health Net, Inc. (a)	5,556	176,792
HealthSouth Corp. (a)	5,727	164,937
Healthways, Inc. (a)	742	12,896
Henry Schein, Inc. (a)	4,661	446,291
Humana, Inc.	5,802	489,573
Laboratory Corp. of America Holdings (a)(b)	2,993	299,599
McKesson Corp.	9,113	1,043,438
Omnicare, Inc.	4,796	228,817
Patterson Cos., Inc.	4,799	180,442
Quest Diagnostics, Inc. (b)	3,895	236,154
Tenet Healthcare Corp. (a)	4,357	200,858
UnitedHealth Group, Inc.	33,735	2,208,968
VCA Antech, Inc. (a)(b)	5,054	131,859
WellCare Health Plans, Inc. (a)	656	36,441
WellPoint, Inc.	14,827	1,213,442

		12,126,932

HOTELS, RESTAURANTS & LEISURE — 2.1%
Biglari Holdings, Inc. (a)(b)	348	142,819
Bob Evans Farms, Inc. (b)	7,946	373,303
Brinker International, Inc. (b)	4,214	166,158
Carnival Corp.	12,119	415,560
Darden Restaurants, Inc.	5,134	259,164
International Game Technology	11,693	195,390
Interval Leisure Group, Inc.	1,650	32,868
Las Vegas Sands Corp.	13,419	710,268
Marriott International, Inc. (Class A)	11,685	471,723
Marriott Vacations Worldwide Corp. (a)	1,398	60,450
McDonald’s Corp.	28,167	2,788,533
MGM Resorts International (a)	7,959	117,634
Panera Bread Co. (Class A) (a)(b)	1,322	245,813
Penn National Gaming, Inc. (a)	3,816	201,714
Royal Caribbean Cruises, Ltd.	3,573	119,124
Scientific Games Corp. (Class A) (a)	5,810	65,362
Starbucks Corp.	21,298	1,394,806
Starwood Hotels & Resorts Worldwide, Inc.	6,973	440,624
The Cheesecake Factory, Inc. (b)	6,039	252,974
Wyndham Worldwide Corp.	10,619	607,725
Wynn Resorts, Ltd.	3,492	446,976
Yum! Brands, Inc.	15,349	1,064,300

		10,573,288

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp. (Class A)	6,122	111,543
D.R. Horton, Inc.	10,382	220,929
Garmin, Ltd. (b)	4,960	179,353
Harman International Industries, Inc.	3,223	174,687
KB Home	5,728	112,441
Leggett & Platt, Inc. (b)	8,364	260,037
Lennar Corp. (Class A) (b)	6,966	251,055
Mohawk Industries, Inc. (a)	1,483	166,823
NACCO Industries, Inc.	1,383	79,218
Newell Rubbermaid, Inc.	11,431	300,064
NVR, Inc. (a)	249	229,578
Pulte Group, Inc. (a)	15,193	288,211
The Ryland Group, Inc.	2,395	96,039
Toll Brothers, Inc. (a)	4,811	156,983
Whirlpool Corp.	2,645	302,482

		2,929,443

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	8,370	516,513
Colgate-Palmolive Co.	27,306	1,564,361
Energizer Holdings, Inc.	2,493	250,571
Kimberly-Clark Corp.	10,522	1,022,107
The Clorox Co. (b)	3,900	324,246
The Procter & Gamble Co.	79,782	6,142,416

		9,820,214

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)	10,127	214,996
NRG Energy, Inc.	14,869	397,002
The AES Corp.	21,321	255,639

		867,637

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	18,133	1,982,844
Danaher Corp.	13,257	839,168
General Electric Co.	302,853	7,023,161
Raven Industries, Inc. (b)	5,138	154,037

		9,999,210

See accompanying notes to financial statements.

152

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

INSURANCE — 4.4%
ACE, Ltd.	5,020	$449,190
Aflac, Inc.	13,943	810,367
American International Group, Inc. (a)	30,638	1,369,519
Aon PLC	7,876	506,821
Arthur J. Gallagher & Co.	3,072	134,216
Assurant, Inc.	4,315	219,677
Assured Guaranty, Ltd.	4,468	98,564
Berkshire Hathaway, Inc. (Class B) (a)	54,599	6,110,720
Cincinnati Financial Corp.	4,726	216,923
Eastern Insurance Holdings, Inc. (b)	5,656	106,050
Everest Re Group, Ltd.	1,924	246,772
Fidelity National Financial, Inc. (Class A)	7,864	187,242
Genworth Financial, Inc. (Class A) (a)	14,420	164,532
Hartford Financial Services Group, Inc.	12,700	392,684
Lincoln National Corp.	12,769	465,685
Loews Corp.	13,427	596,159
Marsh & McLennan Cos., Inc.	13,684	546,265
MBIA, Inc. (a)	5,880	78,263
MetLife, Inc.	20,946	958,489
Old Republic International Corp.	12,024	154,749
PartnerRe, Ltd.	2,143	194,070
Principal Financial Group, Inc.	11,843	443,520
ProAssurance Corp.	7,276	379,516
Protective Life Corp. (b)	896	34,415
Prudential Financial, Inc.	13,432	980,939
Reinsurance Group of America, Inc.	2,236	154,530
RenaissanceRe Holdings, Ltd.	2,404	208,643
Selective Insurance Group, Inc.	7,452	171,545
Stewart Information Services Corp. (b)	9,189	240,660
The Allstate Corp.	16,753	806,154
The Chubb Corp.	10,959	927,679
The Hanover Insurance Group, Inc.	3,307	161,812
The Phoenix Cos, Inc. (a)(b)	2,711	116,573
The Progressive Corp.	18,646	473,981
The Travelers Cos., Inc.	17,749	1,418,500
Torchmark Corp.	3,733	243,168
Unum Group	13,088	384,395
Validus Holdings, Ltd.	4,405	159,109
W.R. Berkley Corp.	4,156	169,814
XL Group PLC	9,291	281,703

		21,763,613

INTERNET & CATALOG RETAIL — 1.0%
Amazon.com, Inc. (a)	9,382	2,605,287
Expedia, Inc.	4,825	290,224
HSN, Inc.	1,650	88,638
Liberty Interactive Corp. (Class A) (a)	18,726	430,885
Liberty Ventures, (Series A) (a)	971	82,545
Netflix, Inc. (a)	1,160	244,864
Priceline.com, Inc. (a)	1,091	902,399
TripAdvisor, Inc. (a)	4,825	293,698

		4,938,540

INTERNET SOFTWARE & SERVICES — 2.1%
Akamai Technologies, Inc. (a)	6,380	271,469
AOL, Inc. (a)	3,401	124,069
EarthLink, Inc.	11,182	69,440
eBay, Inc. (a)	29,453	1,523,309
Equinix, Inc. (a)(b)	1,177	217,415
Facebook, Inc. (Class A) (a)	8,892	221,055
Google, Inc. (Class A) (a)	7,458	6,565,799
IAC/InterActiveCorp.	4,303	204,651
Internap Network Services Corp. (a)	14,104	116,640
Local Corp. (a)(b)	20,469	34,388
Monster Worldwide, Inc. (a)(b)	6,229	30,584
VeriSign, Inc. (a)	6,542	292,166
WebMD Health Corp. (a)(b)	799	23,467
Yahoo!, Inc. (a)	33,747	847,387

		10,541,839

IT SERVICES — 3.2%
Accenture PLC (Class A)	10,493	755,076
Alliance Data Systems Corp. (a)(b)	1,912	346,129
Automatic Data Processing, Inc.	15,663	1,078,554
Broadridge Financial Solutions, Inc.	5,461	145,153
Cognizant Technology Solutions Corp. (Class A) (a)	10,208	639,123
Computer Sciences Corp.	5,816	254,566
Fidelity National Information Services, Inc.	13,202	565,574
Fiserv, Inc. (a)	6,636	580,053
International Business Machines Corp.	31,185	5,959,765
Jack Henry & Associates, Inc.	4,146	195,401
Lender Processing Services, Inc.	3,904	126,294
Mastercard, Inc. (Class A)	2,420	1,390,290
Paychex, Inc. (b)	10,930	399,164
SAIC, Inc. (b)	6,314	87,954
Teradata Corp. (a)	6,869	345,030
The Western Union Co.	19,163	327,879
Total System Services, Inc.	6,136	150,209
Unisys Corp. (a)	2,337	51,578
VeriFone Systems, Inc. (a)(b)	1,092	18,357
Visa, Inc. (Class A)	13,114	2,396,584

		15,812,733

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	5,066	161,859
Hasbro, Inc. (b)	6,564	294,264
Mattel, Inc.	15,274	692,065

		1,148,188

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)	3,160	14,030
Agilent Technologies, Inc.	12,603	538,904
Charles River Laboratories International, Inc. (a)	2,006	82,306
Covance, Inc. (a)	1,839	140,021
Illumina, Inc. (a)(b)	3,824	286,188
Life Technologies Corp. (a)	6,299	466,189
PerkinElmer, Inc.	6,979	226,818
Sequenom, Inc. (a)(b)	2,472	10,407
Techne Corp.	2,906	200,747
Thermo Fisher Scientific, Inc.	13,251	1,121,432
Waters Corp. (a)	3,910	391,196

		3,478,238

MACHINERY — 2.4%
AGCO Corp.	2,235	112,175
Caterpillar, Inc.	17,389	1,434,419

See accompanying notes to financial statements.

153

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

CLARCOR, Inc.	2,063	$107,709
Commercial Vehicle Group, Inc. (a)(b)	24,474	182,576
Crane Co.	3,983	238,661
Cummins, Inc.	5,151	558,677
Deere & Co.	12,036	977,925
Donaldson Co., Inc.	4,564	162,752
Dover Corp.	5,224	405,696
Federal Signal Corp. (a)	11,461	100,284
Flowserve Corp.	4,506	243,369
Graco, Inc.	594	37,547
Harsco Corp.	4,077	94,546
Hyster-Yale Materials Handling, Inc.	2,764	173,552
IDEX Corp.	7,135	383,934
Illinois Tool Works, Inc.	17,823	1,232,817
Ingersoll-Rand PLC	4,398	244,177
ITT Corp.	3,247	95,494
John Bean Technologies Corp.	831	17,459
Joy Global, Inc. (b)	4,221	204,845
Lincoln Electric Holdings, Inc.	3,724	213,274
Meritor, Inc. (a)	38,644	272,440
Mueller Water Products, Inc., (Class A)	58,960	407,414
Navistar International Corp. (a)	2,312	64,181
Oshkosh Corp. (a)	4,493	170,599
PACCAR, Inc.	9,618	516,102
Pall Corp.	7,061	469,062
Parker Hannifin Corp.	5,888	561,715
Pentair, Ltd.	6,365	367,197
SPX Corp.	2,571	185,061
Stanley Black & Decker, Inc.	3,901	301,547
Terex Corp. (a)	4,153	109,224
The Manitowoc Co., Inc.	24,894	445,852
Timken Co.	5,462	307,401
WABCO Holdings, Inc. (a)	2,834	211,671
Watts Water Technologies, Inc. (Class A)	4,795	217,405
Xylem, Inc.	6,539	176,161

		12,004,920

MARINE — 0.0% (e)
Genco Shipping & Trading, Ltd. (a)(b)	820	1,337

MEDIA — 4.2%
AMC Networks, Inc. (Class A) (a)	2,006	131,212
Cablevision Systems Corp. (Class A) (b)	8,136	136,848
CBS Corp.	19,998	977,302
Comcast Corp. (Class A)	78,921	3,305,211
DIRECTV (Class A) (a)	27,167	1,674,031
Discovery Communications, Inc. (Series A) (a)	9,109	703,306
DISH Network Corp. (Class A)	9,191	390,801
Gannett Co., Inc.	12,272	300,173
Journal Communications, Inc. (Class A) (a)	10,685	80,031
Lamar Advertising Co. (Class A) (a)	3,659	158,801
Liberty Global PLC (Class A) (a)	11,770	871,922
Liberty Media Corp. (Class A) (a)	5,058	641,152
Live Nation Entertainment, Inc. (a)	4,475	69,363
McGraw Hill Financial, Inc.	11,276	599,770
News Corp. (Class A)	64,674	2,108,372
Omnicom Group, Inc.	8,866	557,405
Scripps Networks Interactive, Inc. (Class A)	2,064	137,793
Sirius XM Radio, Inc. (b)	101,323	339,432
Starz (a)	5,058	111,782
The Interpublic Group of Cos., Inc.	17,076	248,456
The Madison Square Garden Co. (Class A) (a)	2,006	118,855
The New York Times Co. (Class A) (a)(b)	3,399	37,593
The Walt Disney Co.	51,664	3,262,582
Time Warner Cable, Inc.	8,965	1,008,383
Time Warner, Inc.	36,778	2,126,504
Valassis Communications, Inc. (b)	410	10,082
Viacom, Inc. (Class B)	15,410	1,048,650

		21,155,812

METALS & MINING — 0.5%
AK Steel Holding Corp. (b)	7,460	22,678
Alcoa, Inc. (b)	25,790	201,678
Allegheny Technologies, Inc. (b)	2,906	76,457
Allied Nevada Gold Corp. (a)(b)	1,590	10,303
Century Aluminum Co. (a)(b)	2,895	26,866
Cliffs Natural Resources, Inc. (b)	4,652	75,595
Coeur Mines, Inc. (a)	1,236	16,439
Commercial Metals Co.	4,648	68,651
Freeport-McMoRan Copper & Gold, Inc.	26,466	730,726
McEwen Mining, Inc. (a)(b)	83,136	139,669
Molycorp, Inc. (a)(b)	1,340	8,308
Newmont Mining Corp.	13,915	416,754
Nucor Corp.	8,457	366,357
Reliance Steel & Aluminum Co.	1,560	102,274
Royal Gold, Inc.	2,504	105,368
Schnitzer Steel Industries, Inc. (Class A) (b)	1,160	27,121
Steel Dynamics, Inc.	6,289	93,769
SunCoke Energy, Inc. (a)	2,410	33,788
United States Steel Corp. (b)	5,632	98,729
Walter Energy, Inc. (b)	2,241	23,306
Worthington Industries, Inc.	1,664	52,766

		2,697,602

MULTI-UTILITIES — 0.9%
Alliant Energy Corp.	1,250	63,025
Ameren Corp.	5,881	202,542
CMS Energy Corp.	11,594	315,009
Consolidated Edison, Inc.	7,710	449,570
Dominion Resources, Inc.	17,672	1,004,123
DTE Energy Co.	3,499	234,468
NiSource, Inc.	8,291	237,454
PG&E Corp.	10,119	462,742
Public Service Enterprise Group, Inc.	12,923	422,065
Sempra Energy	6,798	555,804
TECO Energy, Inc. (b)	12,257	210,698

See accompanying notes to financial statements.

154

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Wisconsin Energy Corp.	5,810	$238,152

		4,395,652

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	5,231	164,933
Dillard’s, Inc. (Class A)	1,828	149,841
Dollar Tree, Inc. (a)	11,445	581,864
Family Dollar Stores, Inc.	4,903	305,506
J.C. Penney Co., Inc. (a)(b)	6,720	114,778
Kohl’s Corp. (b)	8,536	431,153
Macy’s, Inc.	15,005	720,240
Nordstrom, Inc.	7,542	452,068
Sears Holdings Corp. (a)(b)	2,420	101,834
Target Corp.	18,476	1,272,257

		4,294,474

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	49,267	446,851
Zebra Technologies Corp. (Class A) (a)	4,329	188,052

		634,903

OIL, GAS & CONSUMABLE FUELS — 7.8%
Abraxas Petroleum Corp. (a)(b)	41,460	87,066
Adams Resources & Energy, Inc.	732	50,427
Alpha Natural Resources, Inc. (a)	10,953	57,394
Anadarko Petroleum Corp.	15,101	1,297,629
Apache Corp.	10,631	891,197
Approach Resources, Inc. (a)(b)	7,782	191,204
Arch Coal, Inc. (b)	5,886	22,249
BPZ Resources, Inc. (a)(b)	28,126	50,346
Cabot Oil & Gas Corp.	4,660	330,953
Chesapeake Energy Corp.	17,167	349,863
Chevron Corp.	57,310	6,782,065
Cimarex Energy Co.	1,740	113,083
Clayton Williams Energy, Inc. (a)	1,084	47,154
Cobalt International Energy, Inc. (a)	4,800	127,536
Concho Resources, Inc. (a)	3,144	263,216
ConocoPhillips	37,816	2,287,868
CONSOL Energy, Inc.	5,958	161,462
Contango Oil & Gas Co.	488	16,470
Denbury Resources, Inc. (a)	11,378	197,067
Devon Energy Corp.	12,602	653,792
EOG Resources, Inc.	7,545	993,526
EXCO Resources, Inc. (b)	6,204	47,399
Exxon Mobil Corp.	133,272	12,041,125
Forest Oil Corp. (a)(b)	3,578	14,634
Goodrich Petroleum Corp. (a)	2,336	29,901
Hess Corp.	8,290	551,202
HollyFrontier Corp.	8,953	383,009
Houston American Energy Corp. (a)(b)	14,189	3,831
Kinder Morgan, Inc.	9,936	379,058
Marathon Oil Corp.	21,237	734,375
Marathon Petroleum Corp.	10,617	754,444
Murphy Oil Corp.	5,802	353,284
Newfield Exploration Co. (a)	3,902	93,219
Noble Energy, Inc.	11,970	718,679
Occidental Petroleum Corp.	23,457	2,093,068
Panhandle Oil & Gas, Inc. (b)	732	20,862
Peabody Energy Corp.	7,955	116,461
Phillips 66	18,934	1,115,402
Pioneer Natural Resources Co.	5,238	758,200
QEP Resources, Inc.	4,404	122,343
Quicksilver Resources, Inc. (a)(b)	1,412	2,372
Range Resources Corp.	6,064	468,868
Rex Energy Corp. (a)	2,742	48,204
SandRidge Energy, Inc. (a)(b)	16,904	80,463
SM Energy Co.	5,567	333,909
Southwestern Energy Co. (a)	10,938	399,565
Spectra Energy Corp.	17,759	611,975
Tesoro Corp.	6,558	343,115
The Williams Cos., Inc.	18,170	589,980
Ultra Petroleum Corp. (a)(b)	3,996	79,201
Valero Energy Corp.	15,916	553,399
WPX Energy, Inc. (a)(b)	6,057	114,720
ZaZa Energy Corp. (a)(b)	11,925	14,310
Zion Oil & Gas, Inc. (a)(b)	4,743	10,624

		38,952,768

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	513	34,114
International Paper Co.	15,586	690,616
Louisiana-Pacific Corp. (a)	7,120	105,305
Weyerhaeuser Co.	15,600	444,444

		1,274,479

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	13,684	287,775
Herbalife, Ltd. (b)	5,396	243,575
The Estee Lauder Cos., Inc. (Class A)	10,205	671,183

		1,202,533

PHARMACEUTICALS — 5.1%
AbbVie, Inc.	41,684	1,723,217
Actavis, Inc. (a)	5,054	637,916
Allergan, Inc.	8,785	740,048
Auxilium Pharmaceuticals, Inc. (a)	1,751	29,119
Bristol-Myers Squibb Co.	53,130	2,374,380
Eli Lilly & Co.	26,524	1,302,859
Endo Health Solutions, Inc. (a)	3,816	140,391
Forest Laboratories, Inc. (a)	10,051	412,091
Hospira, Inc. (a)(b)	6,371	244,073
Johnson & Johnson	74,806	6,422,843
Merck & Co., Inc.	87,130	4,047,189
Mylan, Inc. (a)	11,183	347,008
Nektar Therapeutics (a)(b)	2,226	25,710
Perrigo Co.	3,219	389,499
Pfizer, Inc.	221,926	6,216,147
Questcor Pharmaceuticals, Inc. (b)	2,639	119,969
ViroPharma, Inc. (a)	3,830	109,730
VIVUS, Inc. (a)(b)	7,614	95,784
Zoetis, Inc.	5,427	167,642

		25,545,615

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (b)	2,750	267,988
Equifax, Inc.	5,983	352,578
IHS, Inc. (Class A) (a)	1,756	183,291
Manpower, Inc.	2,724	149,275

See accompanying notes to financial statements.

155

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Robert Half International, Inc.	8,122	$269,894

		1,223,026

REAL ESTATE INVESTMENT TRUSTS — 3.0%
Agree Realty Corp.	14,712	434,298
American Assets Trust, Inc.	6,719	207,348
American Campus Communities, Inc.	3,415	138,854
American Tower Corp.	12,589	921,137
Annaly Capital Management, Inc.	18,497	232,507
Apartment Investment & Management Co. (Class A)	6,704	201,388
Apollo Commercial Real Estate Finance, Inc.	24,501	389,076
Ashford Hospitality Trust, Inc.	16,577	189,807
AvalonBay Communities, Inc.	2,584	348,607
BioMed Realty Trust, Inc.	5,634	113,976
Boston Properties, Inc.	6,379	672,793
BRE Properties, Inc.	2,147	107,393
Camden Property Trust	1,146	79,234
CBL & Associates Properties, Inc.	4,813	103,094
Cedar Realty Trust, Inc.	4,907	25,418
Colonial Properties Trust	1,004	24,217
Coresite Realty Corp. (b)	7,015	223,147
Corporate Office Properties Trust	4,652	118,626
Cousins Properties, Inc.	19,363	195,566
DDR Corp. (b)	5,127	85,365
Digital Realty Trust, Inc. (b)	2,169	132,309
Duke Realty Corp.	5,644	87,990
Equity Residential	10,285	597,147
Extra Space Storage, Inc.	4,226	177,196
Glimcher Realty Trust	8,700	95,004
HCP, Inc.	8,887	403,825
Health Care REIT, Inc.	2,975	199,414
Home Properties, Inc.	1,492	97,532
Hospitality Properties Trust	4,577	120,284
Host Hotels & Resorts, Inc.	20,749	350,036
Investors Real Estate Trust	19,155	164,733
iStar Financial, Inc. (a)(b)	40,307	455,066
Kimco Realty Corp.	9,690	207,657
LaSalle Hotel Properties	6,792	167,762
Lexington Realty Trust (b)	4,404	51,439
Liberty Property Trust	3,246	119,972
Monmouth Real Estate Investment Corp.(Class A)	12,285	121,253
National Retail Properties, Inc.	8,291	285,210
Pennsylvania Real Estate Investment Trust	6,210	117,245
Plum Creek Timber Co., Inc.	6,629	309,375
Post Properties, Inc.	1,086	53,746
ProLogis	8,612	324,845
Public Storage	3,151	483,143
Realty Income Corp.	4,226	177,154
Regency Centers Corp.	912	46,339
Retail Opportunity Investments Corp.	26,183	363,944
RLJ Lodging Trust	7,803	175,489
Ryman Hospitality Properties (b)	1,286	50,167
Senior Housing Properties Trust	3,716	96,356
Simon Property Group, Inc.	7,633	1,205,403
SL Green Realty Corp.	1,994	175,851
Strategic Hotels & Resorts, Inc. (a)	54,056	478,936
Sunstone Hotel Investors, Inc. (a)	1,586	19,159
Tanger Factory Outlet Centers, Inc.	7,704	257,776
The Macerich Co.	5,151	314,057
UDR, Inc.	5,395	137,519
Ventas, Inc.	6,619	459,756
Vornado Realty Trust	8,610	713,339
Weingarten Realty Investors	3,312	101,910

		14,707,189

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	11,678	272,798
Forestar Group, Inc. (a)	1,570	31,494
Jones Lang LaSalle, Inc.	1,902	173,348
The St. Joe Co. (a)(b)	2,727	57,404

		535,044

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	2,828	81,305
Con-way, Inc.	820	31,947
CSX Corp.	37,907	879,063
J.B. Hunt Transport Services, Inc.	7,700	556,248
Kansas City Southern	3,568	378,065
Landstar System, Inc.	4,891	251,887
Norfolk Southern Corp.	12,273	891,634
Union Pacific Corp.	13,662	2,107,773

		5,177,922

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a)(b)	16,352	66,716
Altera Corp.	9,610	317,034
Anadigics, Inc. (a)(b)	5,217	11,477
Analog Devices, Inc.	10,286	463,487
Applied Materials, Inc.	41,644	620,912
AXT, Inc. (a)	15,767	42,571
Broadcom Corp. (Class A)	15,575	525,812
Cirrus Logic, Inc. (a)(b)	3,238	56,212
Cree, Inc. (a)(b)	1,082	69,096
Cypress Semiconductor Corp. (a)(b)	4,909	52,674
First Solar, Inc. (a)(b)	1,592	71,210
Intel Corp.	158,815	3,846,499
International Rectifier Corp. (a)	3,396	71,112
Intersil Corp. (Class A)	8,947	69,966
KLA-Tencor Corp.	8,056	448,961
Lam Research Corp. (a)	14,126	626,347
Linear Technology Corp.	9,026	332,518
LSI Corp. (a)	18,997	135,639
Marvell Technology Group, Ltd.	13,847	162,148
Maxim Integrated Products, Inc.	5,981	166,152
Microchip Technology, Inc. (b)	7,455	277,699
Micron Technology, Inc. (a)	23,132	331,482
Microsemi Corp. (a)	4,728	107,562
MKS Instruments, Inc.	588	15,605
NVIDIA Corp. (b)	18,733	262,824
ON Semiconductor Corp. (a)	8,786	70,991
Rambus, Inc. (a)	4,223	36,276
Sigma Designs, Inc. (a)	1,228	6,201
Skyworks Solutions, Inc. (a)	3,055	66,874
SunEdison, Inc. (a)	8,291	67,737
SunPower Corp. (a)(b)	265	5,485

See accompanying notes to financial statements.

156

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Teradyne, Inc. (a)(b)	9,938	$174,611
Texas Instruments, Inc.	37,314	1,301,139
Xilinx, Inc.	8,139	322,386

		11,203,415

SOFTWARE — 3.6%
Activision Blizzard, Inc.	18,575	264,879
Adobe Systems, Inc. (a)	18,907	861,403
Autodesk, Inc. (a)	10,127	343,710
BMC Software, Inc. (a)	7,061	318,733
CA, Inc.	13,612	389,712
Cadence Design Systems, Inc. (a)	13,998	202,691
Citrix Systems, Inc. (a)	8,306	501,101
Compuware Corp.	15,688	162,371
Comverse, Inc. (a)	10	298
Concur Technologies, Inc. (a)(b)	2,496	203,124
Electronic Arts, Inc. (a)	9,136	209,854
Intuit, Inc.	11,027	672,978
Microsoft Corp.	220,886	7,627,194
Nuance Communications, Inc. (a)(b)	8,706	160,016
Oracle Corp.	112,668	3,461,161
PTC, Inc. (a)	9,445	231,686
Red Hat, Inc. (a)	8,029	383,947
Rovi Corp. (a)	1,758	40,153
Salesforce.com, Inc. (a)	12,884	491,911
Smith Micro Software, Inc. (a)	5,815	6,164
Solera Holdings, Inc.	3,250	180,862
Symantec Corp.	26,542	596,399
Synopsys, Inc. (a)	7,781	278,171
TiVo, Inc. (a)(b)	5,800	64,090
Verint Systems, Inc. (a)	14	497
VMware, Inc. (Class A) (a)	1,156	77,440

		17,730,545

SPECIALTY RETAIL — 2.9%
Abercrombie & Fitch Co. (Class A)	3,980	180,095
Advance Auto Parts, Inc.	4,328	351,304
Aeropostale, Inc. (a)	2,320	32,016
American Eagle Outfitters, Inc.	8,033	146,683
AutoNation, Inc. (a)	8,036	348,682
AutoZone, Inc. (a)	1,311	555,458
Bed Bath & Beyond, Inc. (a)	8,943	634,059
Best Buy Co., Inc.	9,626	263,078
Chico’s FAS, Inc.	4,970	84,788
CST Brands, Inc. (a)(b)	1,768	54,472
Dick’s Sporting Goods, Inc.	3,148	157,589
Foot Locker, Inc.	7,129	250,442
GameStop Corp. (Class A) (b)	4,389	184,470
Genesco, Inc. (a)	733	49,104
L Brands, Inc.	11,113	547,315
Lowe’s Cos., Inc.	39,073	1,598,086
O’Reilly Automotive, Inc. (a)	5,902	664,683
Office Depot, Inc. (a)(b)	11,266	43,599
OfficeMax, Inc. (b)	2,006	20,521
PetSmart, Inc.	6,629	444,077
Pier 1 Imports, Inc.	1,824	42,846
RadioShack Corp. (b)	6,469	20,442
Rent-A-Center, Inc. (b)	4,495	168,787
Ross Stores, Inc.	11,181	724,641
Staples, Inc.	21,319	338,119
The Gap, Inc.	16,570	691,466
The Home Depot, Inc.	49,509	3,835,462
The Men’s Wearhouse, Inc.	1,483	56,131
Tiffany & Co.	4,899	356,843
TJX Cos., Inc.	23,137	1,158,238
Urban Outfitters, Inc. (a)	5,213	209,667
Williams-Sonoma, Inc.	4,048	226,243

		14,439,406

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	2,892	214,211
Coach, Inc.	10,603	605,325
Crocs, Inc. (a)	1,004	16,566
Fifth & Pacific Cos., Inc. (a)	8,130	181,624
Hanesbrands, Inc.	3,996	205,474
Iconix Brand Group, Inc. (a)(b)	1,322	38,880
NIKE, Inc. (Class B)	16,402	1,044,479
Quiksilver, Inc. (a)(b)	9,778	62,970
The Jones Group, Inc. (b)	6,786	93,308
Under Armour, Inc. (Class A) (a)	3,334	199,073
V.F. Corp.	1,978	381,873
Wolverine World Wide, Inc. (b)	6,455	352,508

		3,396,291

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	3,732	40,231
Berkshire Hills Bancorp, Inc.	4,899	135,996
Doral Financial Corp. (a)(b)	88,391	73,365
Hudson City Bancorp, Inc.	9,108	83,429
MGIC Investment Corp. (a)	8,700	52,809
New York Community Bancorp, Inc. (b)	8,528	119,392
OceanFirst Financial Corp.	15,841	246,328
People’s United Financial, Inc. (b)	10,042	149,626
Radian Group, Inc.	10,542	122,498
TrustCo Bank Corp. NY (b)	16,985	92,398

		1,116,072

TOBACCO — 1.6%
Altria Group, Inc.	58,446	2,045,026
Lorillard, Inc.	12,470	544,690
Philip Morris International, Inc.	52,925	4,584,363
Reynolds American, Inc.	11,847	573,039

		7,747,118

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	11,927	546,853
Kaman Corp. (b)	5,209	180,023
W.W. Grainger, Inc.	1,312	330,860
Willis Lease Finance Corp. (a)(b)	3,747	50,622

		1,108,358

WATER UTILITIES — 0.1%
Aqua America, Inc. (b)	3,311	103,601
Artesian Resources Corp., (Class A)	5,130	114,297
Cadiz, Inc. (a)(b)	4,535	20,861
Connecticut Water Service, Inc. (b)	6,566	188,444

		427,203

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	8,635	625,088

See accompanying notes to financial statements.

157

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Leap Wireless International, Inc. (a)(b)	2,656	$17,875
NII Holdings, Inc. (a)(b)	5,892	39,300
SBA Communications Corp. (Class A) (a)	4,150	307,598
Sprint Nextel Corp. (a)	75,564	530,459
T-Mobile US, Inc. (a)	3,351	83,138
Telephone & Data Systems, Inc.	4,653	114,696

		1,718,154

TOTAL COMMON STOCKS —
(Cost $414,091,986)		498,430,279

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	10,580,644	10,580,644
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	2,603,070	2,603,070

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,183,714)		13,183,714

TOTAL INVESTMENTS — 102.5% (i)
(Cost $427,275,700)		511,613,993
OTHER ASSETS & LIABILITIES — (2.5)%		(12,364,923)

NET ASSETS — 100.0%		$499,249,070

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security’s value is determined based on level 2 inputs. (Note 2)
(d)	Affiliated issuer. (Note 3)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

158

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
BE Aerospace, Inc. (a)	225	$14,193
General Dynamics Corp.	796	62,351
Honeywell International, Inc.	1,890	149,953
L-3 Communications Holdings, Inc. (b)	215	18,434
Lockheed Martin Corp. (b)	631	68,438
Northrop Grumman Corp.	586	48,521
Precision Castparts Corp.	336	75,939
Raytheon Co. (b)	755	49,921
Rockwell Collins, Inc. (b)	356	22,574
Textron, Inc. (b)	658	17,141
The Boeing Co. (b)	1,651	169,128
TransDigm Group, Inc.	106	16,618
United Technologies Corp.	2,041	189,690

		902,901

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	395	22,242
Expeditors International of Washington, Inc. (b)	530	20,145
FedEx Corp.	708	69,795
United Parcel Service, Inc. (Class B) (b)	1,643	142,087

		254,269

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)	1,953	36,541
Southwest Airlines Co.	1,815	23,395
United Continental Holdings, Inc. (a)(b)	732	22,904

		82,840

AUTO COMPONENTS — 0.4%
Allison Transmission Holdings, Inc.	79	1,823
Autoliv, Inc. (b)	200	15,478
BorgWarner, Inc. (a)(b)	275	23,691
Delphi Automotive PLC	690	34,976
Johnson Controls, Inc.	1,591	56,942
Lear Corp.	244	14,752
TRW Automotive Holdings Corp. (a)	299	19,866

		167,528

AUTOMOBILES — 0.7%
Ford Motor Co.	9,285	143,639
General Motors Co. (a)	1,875	62,456
Harley-Davidson, Inc. (b)	492	26,972
Tesla Motors, Inc. (a)	149	16,007

		249,074

BEVERAGES — 2.2%
Beam, Inc. (b)	371	23,414
Brown-Forman Corp. (Class B)	394	26,615
Coca-Cola Enterprises, Inc.	607	21,342
Constellation Brands, Inc. (Class A) (a)(b)	396	20,640
Dr. Pepper Snapple Group, Inc.	522	23,975
Molson Coors Brewing Co. (Class B) (b)	344	16,464
Monster Beverage Corp. (a)(b)	360	21,877
PepsiCo, Inc.	3,654	298,861
The Coca-Cola Co.	9,167	367,688

		820,876

BIOTECHNOLOGY — 2.1%
Alexion Pharmaceuticals, Inc. (a)	463	42,707
Amgen, Inc. (b)	1,783	175,911
Biogen Idec, Inc. (a)	565	121,588
BioMarin Pharmaceutical, Inc. (a)	310	17,295
Celgene Corp. (a)	986	115,273
Gilead Sciences, Inc. (a)(b)	3,654	187,121
Medivation, Inc. (a)(b)	146	7,183
Onyx Pharmaceuticals, Inc. (a)(c)	149	16,242
Pharmacyclics, Inc. (a)(b)	120	9,536
Regeneron Pharmaceuticals, Inc. (a)(b)	186	41,828
Seattle Genetics, Inc. (a)(b)	225	7,079
Vertex Pharmaceuticals, Inc. (a)	512	40,894

		782,657

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc.	368	14,257
Masco Corp.	919	17,911
Owens Corning (a)(b)	287	11,216

		43,384

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (a)(b)	118	19,345
Ameriprise Financial, Inc.	456	36,881
BlackRock, Inc.	291	74,743
Eaton Vance Corp.	279	10,488
Franklin Resources, Inc.	330	44,887
Invesco, Ltd.	1,065	33,867
Legg Mason, Inc.	261	8,094
LPL Investment Holdings, Inc.	118	4,456
Morgan Stanley (b)	3,335	81,474
Northern Trust Corp.	513	29,703
Raymond James Financial, Inc. (b)	226	9,713
SEI Investments Co.	326	9,268
State Street Corp. (d)	1,044	68,079
T. Rowe Price Group, Inc.	566	41,403
TD Ameritrade Holding Corp. (b)	603	14,647
The Bank of New York Mellon Corp.	2,730	76,577
The Charles Schwab Corp. (b)	2,680	56,896
The Goldman Sachs Group, Inc.	1,042	157,602

		778,123

CHEMICALS — 2.5%
Air Products & Chemicals, Inc. (b)	480	43,954
Airgas, Inc. (b)	170	16,228
Albemarle Corp. (b)	223	13,891
Ashland, Inc. (b)	165	13,777
Axiall Corp. (b)	149	6,344
Celanese Corp. (Series A)	356	15,949
CF Industries Holdings, Inc.	147	25,210
E. I. du Pont de Nemours & Co. (b)	2,227	116,917
Eastman Chemical Co.	396	27,724
Ecolab, Inc.	664	56,566
FMC Corp. (b)	273	16,669
Huntsman Corp.	405	6,707
International Flavors & Fragrances, Inc. (b)	189	14,205
LyondellBasell Industries NV	849	56,255
Monsanto Co.	1,284	126,859
PPG Industries, Inc.	346	50,658

See accompanying notes to financial statements.

159

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Praxair, Inc.	722	$83,146
Rockwood Holdings, Inc.	156	9,989
RPM International, Inc.	304	9,710
Sigma-Aldrich Corp.	254	20,411
The Dow Chemical Co. (b)	2,868	92,264
The Mosaic Co.	653	35,138
The Sherwin-Williams Co.	198	34,967
Valhi, Inc.	15	206
Valspar Corp.	231	14,939
W.R. Grace & Co. (a)	149	12,522
Westlake Chemical Corp.	85	8,195

		929,400

COMMERCIAL BANKS — 2.8%
BB&T Corp.	1,689	57,223
BOK Financial Corp. (b)	51	3,267
CIT Group, Inc. (a)	427	19,911
Comerica, Inc. (b)	432	17,207
Cullen/Frost Bankers, Inc. (b)	131	8,747
Fifth Third Bancorp (b)	2,190	39,529
First Republic Bank	171	6,580
Huntington Bancshares, Inc.	2,076	16,359
KeyCorp	2,269	25,050
M&T Bank Corp. (b)	293	32,743
PNC Financial Services Group, Inc.	1,269	92,535
Regions Financial Corp.	3,510	33,450
SunTrust Banks, Inc.	1,249	39,431
U.S. Bancorp	4,405	159,241
Wells Fargo & Co.	11,755	485,129
Zions Bancorporation (b)	324	9,357

		1,045,759

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp. (b)	205	8,766
Cintas Corp. (b)	275	12,523
Copart, Inc. (a)	297	9,148
Iron Mountain, Inc.	399	10,617
Republic Services, Inc.	764	25,930
Rollins, Inc.	152	3,937
Stericycle, Inc. (a)(b)	223	24,626
The ADT Corp. (a)(b)	556	22,157
Tyco International, Ltd. (b)	1,112	36,640
Waste Connections, Inc. (b)	284	11,684
Waste Management, Inc.	1,061	42,790

		208,818

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	12,802	311,217
F5 Networks, Inc. (a)	188	12,934
Harris Corp. (b)	279	13,741
JDS Uniphase Corp. (a)(b)	531	7,636
Juniper Networks, Inc. (a)(b)	1,303	25,161
Motorola Solutions, Inc. (b)	658	37,986
Palo Alto Networks, Inc. (a)	76	3,204
QUALCOMM, Inc.	4,147	253,299

		665,178

COMPUTERS & PERIPHERALS — 3.5%
3D Systems Corp. (a)(b)	243	10,668
Apple, Inc.	2,240	887,219
Dell, Inc.	3,477	46,418
EMC Corp.	4,995	117,982
Hewlett-Packard Co.	4,575	113,460
NCR Corp. (a)	411	13,559
NetApp, Inc. (a)(b)	866	32,718
SanDisk Corp. (a)	542	33,116
Seagate Technology PLC	768	34,429
Western Digital Corp. (b)	533	33,094

		1,322,663

CONSTRUCTION & ENGINEERING — 0.2%
Chicago Bridge & Iron Co. NV	200	11,932
Fluor Corp.	420	24,910
Jacobs Engineering Group, Inc. (a)	295	16,263
KBR, Inc. (b)	358	11,635
Quanta Services, Inc. (a)(b)	456	12,066

		76,806

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	93	9,153
Vulcan Materials Co.	272	13,167

		22,320

CONSUMER FINANCE — 0.9%
American Express Co.	2,270	169,705
Capital One Financial Corp.	1,374	86,301
Discover Financial Services	1,191	56,739
SLM Corp.	1,155	26,404

		339,149

CONTAINERS & PACKAGING — 0.3%
Ball Corp.	396	16,450
Bemis Co., Inc. (b)	243	9,511
Crown Holdings, Inc. (a)	403	16,575
MeadWestvaco Corp.	403	13,746
Owens-Illinois, Inc. (a)	427	11,866
Packaging Corp. of America	231	11,310
Rock-Tenn Co. (Class A) (b)	149	14,882
Sealed Air Corp.	385	9,221

		103,561

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	402	31,384
LKQ Corp. (a)	687	17,690

		49,074

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	747	20,729

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Bank of America Corp.	25,639	329,718
Citigroup, Inc.	7,255	348,022
CME Group, Inc. (b)	766	58,201
ING US, Inc. (a)	200	5,412
IntercontinentalExchange, Inc. (a)	178	31,641
JPMorgan Chase & Co.	8,992	474,688
Leucadia National Corp. (b)	619	16,230
Moody’s Corp.	468	28,515
MSCI, Inc. (Class A) (a)	283	9,415
NYSE Euronext	646	26,744
The NASDAQ OMX Group, Inc.	277	9,083

		1,337,669

See accompanying notes to financial statements.

160

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	12,788	$452,695
CenturyLink, Inc. (b)	1,521	53,767
Frontier Communications Corp. (b)	2,431	9,845
Level 3 Communications, Inc. (a)(b)	383	8,074
tw telecom, Inc. (a)(b)	292	8,217
Verizon Communications, Inc. (b)	6,832	343,923
Windstream Corp. (b)	1,346	10,378

		886,899

ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	1,161	51,990
Duke Energy Corp. (b)	1,659	111,982
Edison International (b)	818	39,395
Entergy Corp.	421	29,335
Exelon Corp.	2,026	62,563
FirstEnergy Corp. (b)	1,017	37,975
ITC Holdings Corp. (b)	119	10,865
NextEra Energy, Inc. (b)	1,043	84,984
Northeast Utilities	805	33,826
NV Energy, Inc.	573	13,443
OGE Energy Corp.	226	15,413
Pepco Holdings, Inc. (b)	515	10,382
Pinnacle West Capital Corp. (b)	241	13,368
PPL Corp. (b)	1,316	39,822
Southern Co. (b)	2,081	91,835
Westar Energy, Inc. (b)	252	8,054
Xcel Energy, Inc. (b)	1,169	33,129

		688,361

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	571	24,153
Eaton Corp. PLC	1,109	72,983
Emerson Electric Co.	1,706	93,045
Hubbell, Inc. (Class B)	130	12,870
Rockwell Automation, Inc.	356	29,598
Roper Industries, Inc. (b)	229	28,447
Sensata Technologies Holding NV (a)	300	10,470

		271,566

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A)	401	31,254
Arrow Electronics, Inc. (a)	309	12,314
Avnet, Inc. (a)	365	12,264
Corning, Inc.	3,676	52,309
FLIR Systems, Inc. (b)	330	8,900
Jabil Circuit, Inc.	528	10,761
Mettler-Toledo International, Inc. (a)(b)	83	16,700
Molex, Inc. (b)	326	9,565
National Instruments Corp. (b)	231	6,454
TE Connectivity, Ltd.	989	45,039
Trimble Navigation, Ltd. (a)(b)	631	16,412

		221,972

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	1,020	47,053
Cameron International Corp. (a)	581	35,534
Core Laboratories NV	100	15,166
Diamond Offshore Drilling, Inc.	160	11,006
Dresser-Rand Group, Inc. (a)	146	8,757
Ensco PLC (Class A)	532	30,920
FMC Technologies, Inc. (a)(b)	567	31,571
Halliburton Co.	2,157	89,990
Helmerich & Payne, Inc. (b)	220	13,739
Nabors Industries, Ltd.	696	10,656
National Oilwell Varco, Inc.	987	68,004
Noble Corp.	652	24,502
Oceaneering International, Inc.	276	19,927
Oil States International, Inc. (a)	121	11,209
Rowan Cos. PLC (a)	252	8,586
Schlumberger, Ltd.	3,196	229,025
Superior Energy Services, Inc. (a)	386	10,013
Transocean, Ltd.	842	40,374
Weatherford International, Ltd. (a)	1,681	23,030

		729,062

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,047	115,767
CVS Caremark Corp.	2,962	169,367
Safeway, Inc. (b)	607	14,362
Sysco Corp. (b)	1,447	49,429
The Kroger Co.	1,166	40,274
Wal-Mart Stores, Inc.	3,935	293,118
Walgreen Co. (b)	2,072	91,582
Whole Foods Market, Inc. (b)	768	39,537

		813,436

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	1,588	53,849
Bunge, Ltd.	376	26,609
Campbell Soup Co. (b)	410	18,364
ConAgra Foods, Inc.	964	33,672
Flowers Foods, Inc.	329	7,243
General Mills, Inc.	1,503	72,941
Green Mountain Coffee Roasters, Inc. (a)(b)	295	22,143
Hillshire Brands Co.	298	9,858
Hormel Foods Corp. (b)	375	14,467
Ingredion, Inc.	182	11,943
Kellogg Co. (b)	574	36,868
Kraft Foods Group, Inc. (b)	1,402	78,330
McCormick & Co., Inc. (b)	331	23,289
Mead Johnson Nutrition Co.	487	38,585
Mondelez International, Inc. (Class A)	4,211	120,140
The Hershey Co. (b)	367	32,766
The J.M. Smucker Co. (b)	257	26,510
Tyson Foods, Inc. (Class A)	719	18,464

		646,041

GAS UTILITIES — 0.2%
AGL Resources, Inc. (b)	272	11,658
National Fuel Gas Co. (b)	154	8,924
ONEOK, Inc.	479	19,788
Questar Corp. (b)	424	10,112
UGI Corp.	258	10,090

		60,572

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	3,700	129,056
Baxter International, Inc.	1,240	85,895
Becton, Dickinson and Co. (b)	486	48,031

See accompanying notes to financial statements.

161

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Boston Scientific Corp. (a)	3,279	$30,396
C.R. Bard, Inc.	193	20,975
CareFusion Corp. (a)	496	18,278
Covidien PLC	1,148	72,140
DENTSPLY International, Inc. (b)	327	13,394
Edwards Lifesciences Corp. (a)(b)	275	18,480
Hologic, Inc. (a)(b)	608	11,734
IDEXX Laboratories, Inc. (a)(b)	154	13,826
Intuitive Surgical, Inc. (a)(b)	99	50,152
Medtronic, Inc. (b)	2,390	123,013
ResMed, Inc. (b)	373	16,834
Sirona Dental Systems, Inc. (a)(b)	158	10,409
St. Jude Medical, Inc. (b)	690	31,485
Stryker Corp. (b)	713	46,117
The Cooper Cos., Inc. (b)	104	12,381
Varian Medical Systems, Inc. (a)(b)	284	19,156
Zimmer Holdings, Inc.	434	32,524

		804,276

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	861	54,708
AmerisourceBergen Corp.	566	31,600
Cardinal Health, Inc. (b)	830	39,176
CIGNA Corp. (b)	671	48,641
Community Health Systems, Inc.	234	10,970
DaVita HealthCare Partners, Inc. (a)	209	25,247
Express Scripts Holding Co. (a)	1,949	120,234
HCA Holdings, Inc.	579	20,879
Henry Schein, Inc. (a)(b)	231	22,118
Humana, Inc. (b)	386	32,571
Laboratory Corp. of America Holdings (a)(b)	247	24,725
McKesson Corp.	565	64,692
MEDNAX, Inc. (a)(b)	119	10,898
Omnicare, Inc. (b)	256	12,214
Patterson Cos., Inc. (b)	253	9,513
Quest Diagnostics, Inc. (b)	340	20,614
Tenet Healthcare Corp. (a)	225	10,372
UnitedHealth Group, Inc.	2,465	161,408
Universal Health Services, Inc. (Class B)	229	15,334
WellPoint, Inc.	717	58,679

		794,593

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	336	32,286

HOTELS, RESTAURANTS & LEISURE — 1.9%
Burger King Worldwide, Inc. (b)	255	4,975
Carnival Corp.	1,026	35,182
Chipotle Mexican Grill, Inc. (a)(b)	78	28,419
Darden Restaurants, Inc. (b)	323	16,305
Dunkin’ Brands Group, Inc. (b)	202	8,650
Hyatt Hotels Corp. (Class A) (a)	83	3,350
International Game Technology	762	12,733
Las Vegas Sands Corp.	859	45,467
Marriott International, Inc. (Class A) (b)	636	25,675
McDonald’s Corp.	2,395	237,105
MGM Resorts International (a)	699	10,331
Panera Bread Co. (Class A) (a)	79	14,689
Penn National Gaming, Inc. (a)(b)	161	8,510
Royal Caribbean Cruises, Ltd. (b)	332	11,069
Starbucks Corp.	1,777	116,376
Starwood Hotels & Resorts Worldwide, Inc.	483	30,521
Wyndham Worldwide Corp. (b)	284	16,253
Wynn Resorts, Ltd.	193	24,704
Yum! Brands, Inc.	1,039	72,044

		722,358

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. (b)	663	14,109
Garmin, Ltd. (b)	314	11,354
Jarden Corp. (a)	219	9,581
Leggett & Platt, Inc. (b)	408	12,685
Lennar Corp. (Class A) (b)	427	15,389
Mohawk Industries, Inc. (a)	128	14,399
Newell Rubbermaid, Inc.	664	17,430
NVR, Inc. (a)(b)	13	11,986
Pulte Group, Inc. (a)	757	14,360
Toll Brothers, Inc. (a)(b)	321	10,474
Tupperware Brands Corp.	148	11,498
Whirlpool Corp.	177	20,242

		163,507

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	339	20,920
Colgate-Palmolive Co.	2,052	117,559
Energizer Holdings, Inc.	169	16,986
Kimberly-Clark Corp. (b)	930	90,340
The Clorox Co. (b)	293	24,360
The Procter & Gamble Co.	6,512	501,359

		771,524

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. (a)	866	18,385
NRG Energy, Inc.	814	21,734
The AES Corp. (b)	1,535	18,405

		58,524

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	1,515	165,665
Carlisle Cos., Inc.	155	9,658
Danaher Corp.	1,360	86,088
General Electric Co.	24,757	574,115

		835,526

INSURANCE — 4.6%
ACE, Ltd.	843	75,432
Aflac, Inc.	1,140	66,257
Alleghany Corp. (a)	38	14,566
American Financial Group, Inc.	191	9,342
American International Group, Inc. (a)	3,485	155,779
Aon PLC	682	43,887
Arch Capital Group, Ltd. (a)(b)	368	18,919
Arthur J. Gallagher & Co.	310	13,544
Axis Capital Holdings, Ltd. (b)	272	12,452
Berkshire Hathaway, Inc. (Class B) (a)	4,351	486,964
Brown & Brown, Inc.	274	8,834
Cincinnati Financial Corp. (b)	372	17,075
CNA Financial Corp.	67	2,185
Erie Indemnity Co. (Class A)	67	5,339

See accompanying notes to financial statements.

162

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Everest Re Group, Ltd.	103	$13,211
Fidelity National Financial, Inc. (Class A) (b)	484	11,524
Genworth Financial, Inc. (Class A) (a)	1,260	14,377
Hartford Financial Services Group, Inc. (b)	1,051	32,497
HCC Insurance Holdings, Inc. (b)	293	12,631
Lincoln National Corp. (b)	565	20,605
Loews Corp.	713	31,657
Markel Corp. (a)	34	17,916
Marsh & McLennan Cos., Inc.	1,318	52,615
MetLife, Inc.	2,633	120,486
PartnerRe, Ltd.	179	16,210
Principal Financial Group, Inc. (b)	644	24,118
Prudential Financial, Inc.	1,067	77,923
Reinsurance Group of America, Inc.	176	12,163
RenaissanceRe Holdings, Ltd. (b)	126	10,935
The Allstate Corp.	1,080	51,970
The Chubb Corp.	594	50,282
The Progressive Corp. (b)	1,357	34,495
The Travelers Cos., Inc.	912	72,887
Torchmark Corp. (b)	258	16,806
Unum Group (b)	640	18,797
Validus Holdings, Ltd.	247	8,922
W.R. Berkley Corp. (b)	298	12,176
White Mountains Insurance Group, Ltd.	17	9,774
Willis Group Holdings PLC (b)	400	16,312
XL Group PLC	783	23,741

		1,715,605

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (a)	876	243,256
Expedia, Inc. (b)	263	15,820
Liberty Interactive Corp. (Class A) (a)(b)	1,277	29,384
Netflix, Inc. (a)(b)	127	26,808
Priceline.com, Inc. (a)	120	99,256
TripAdvisor, Inc. (a)(b)	251	15,278

		429,802

INTERNET SOFTWARE & SERVICES — 2.4%
Akamai Technologies, Inc. (a)(b)	395	16,807
eBay, Inc. (a)	2,808	145,230
Equinix, Inc. (a)(b)	119	21,982
Facebook, Inc. (Class A) (a)	1,307	32,492
Google, Inc. (Class A) (a)	639	562,556
IAC/InterActiveCorp. (b)	195	9,274
LinkedIn Corp. (Class A) (a)	157	27,993
Rackspace Hosting, Inc. (a)(b)	273	10,344
VeriSign, Inc. (a)(b)	404	18,043
Yahoo!, Inc. (a)	2,255	56,623

		901,344

IT SERVICES — 3.6%
Accenture PLC (Class A)	1,557	112,042
Alliance Data Systems Corp. (a)(b)	128	23,172
Amdocs, Ltd. (b)	400	14,836
Automatic Data Processing, Inc. (b)	1,172	80,704
Cognizant Technology Solutions Corp. (Class A) (a)	735	46,018
Computer Sciences Corp.	369	16,151
Fidelity National Information Services, Inc.	665	28,489
Fiserv, Inc. (a)	328	28,670
FleetCor Technologies, Inc. (a)	152	12,358
Gartner, Inc. (a)(b)	234	13,336
Genpact, Ltd.	230	4,425
Global Payments, Inc. (b)	194	8,986
International Business Machines Corp.	2,480	473,953
Jack Henry & Associates, Inc.	207	9,756
Mastercard, Inc. (Class A)	248	142,476
Paychex, Inc.	798	29,143
SAIC, Inc.	711	9,904
Teradata Corp. (a)	416	20,896
The Western Union Co. (b)	1,383	23,663
Total System Services, Inc.	424	10,379
Vantiv, Inc. (a)	270	7,452
VeriFone Systems, Inc. (a)(b)	222	3,732
Visa, Inc. (Class A) (b)	1,206	220,396

		1,340,937

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	326	14,614
Mattel, Inc. (b)	812	36,792
Polaris Industries, Inc.	155	14,725

		66,131

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	814	34,807
Covance, Inc. (a)(b)	167	12,715
Illumina, Inc. (a)(b)	301	22,527
Life Technologies Corp. (a)	411	30,418
PerkinElmer, Inc.	298	9,685
Thermo Fisher Scientific, Inc.	826	69,904
Waters Corp. (a)	231	23,112

		203,168

MACHINERY — 1.9%
AGCO Corp. (b)	215	10,791
Caterpillar, Inc. (b)	1,558	128,519
Colfax Corp. (a)	152	7,921
Cummins, Inc.	422	45,770
Deere & Co. (b)	930	75,563
Donaldson Co., Inc. (b)	332	11,839
Dover Corp.	414	32,151
Flowserve Corp. (b)	381	20,578
IDEX Corp.	140	7,533
Illinois Tool Works, Inc. (b)	1,002	69,308
Ingersoll-Rand PLC	618	34,311
Joy Global, Inc. (b)	266	12,909
Lincoln Electric Holdings, Inc. (b)	198	11,339
Nordson Corp.	158	10,951
Oshkosh Corp. (a)	137	5,202
PACCAR, Inc.	829	44,484
Pall Corp.	302	20,062
Parker Hannifin Corp. (b)	362	34,535
Pentair, Ltd.	509	29,364
Snap-On, Inc. (b)	158	14,122
SPX Corp. (b)	141	10,149
Stanley Black & Decker, Inc. (b)	386	29,838

See accompanying notes to financial statements.

163

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Terex Corp. (a)(b)	222	$5,839
Timken Co.	207	11,650
Valmont Industries, Inc. (b)	52	7,441
WABCO Holdings, Inc. (a)	155	11,577
Wabtec Corp.	214	11,434
Xylem, Inc. (b)	440	11,854

		727,034

MARINE — 0.0% (e)
Kirby Corp. (a)(b)	158	12,567

MEDIA — 3.9%
AMC Networks, Inc. (Class A) (a)	138	9,027
Cablevision Systems Corp. (Class A) (b)	568	9,554
CBS Corp.	1,406	68,711
Charter Communications, Inc. (Class A) (a)	160	19,816
Comcast Corp. (Class A) (b)	6,326	264,933
DIRECTV (Class A) (a)	1,366	84,173
Discovery Communications, Inc. (Series A) (a)	585	45,168
DISH Network Corp. (Class A)	526	22,366
Gannett Co., Inc.	433	10,591
Lamar Advertising Co. (Class A) (a)	161	6,987
Liberty Global PLC (Class A) (a)	861	63,783
Liberty Media Corp. (Class A) (a)	271	34,352
McGraw Hill Financial, Inc.	634	33,722
News Corp. (Class A) (b)	4,705	153,383
Omnicom Group, Inc. (b)	592	37,219
Scripps Networks Interactive, Inc. (Class A)	196	13,085
Sirius XM Radio, Inc. (b)	7,638	25,587
The Interpublic Group of Cos., Inc.	1,037	15,088
The Madison Square Garden Co. (Class A) (a)	155	9,184
The Walt Disney Co.	4,320	272,808
Time Warner Cable, Inc. (b)	644	72,437
Time Warner, Inc.	2,240	129,517
Viacom, Inc. (Class B)	1,024	69,683

		1,471,174

METALS & MINING — 0.5%
Alcoa, Inc. (b)	2,445	19,120
Cliffs Natural Resources, Inc. (b)	314	5,102
Freeport-McMoRan Copper & Gold, Inc.	2,526	69,743
Newmont Mining Corp.	1,147	34,353
Nucor Corp. (b)	784	33,963
Reliance Steel & Aluminum Co.	149	9,768
Royal Gold, Inc. (b)	120	5,050

		177,099

MULTI-UTILITIES — 1.2%
Alliant Energy Corp.	271	13,664
Ameren Corp. (b)	565	19,459
CenterPoint Energy, Inc. (b)	913	21,446
CMS Energy Corp. (b)	700	19,019
Consolidated Edison, Inc. (b)	703	40,992
Dominion Resources, Inc. (b)	1,341	76,196
DTE Energy Co.	396	26,536
Integrys Energy Group, Inc. (b)	189	11,062
MDU Resources Group, Inc. (b)	395	10,234
NiSource, Inc. (b)	737	21,108
PG&E Corp. (b)	1,031	47,148
Public Service Enterprise Group, Inc. (b)	1,248	40,760
SCANA Corp. (b)	354	17,381
Sempra Energy (b)	552	45,131
TECO Energy, Inc. (b)	484	8,320
Wisconsin Energy Corp. (b)	583	23,897

		442,353

MULTILINE RETAIL — 0.8%
Dillard’s, Inc. (Class A) (b)	79	6,476
Dollar General Corp. (a)	721	36,360
Dollar Tree, Inc. (a)	590	29,996
Family Dollar Stores, Inc.	252	15,702
J.C. Penney Co., Inc. (a)(b)	391	6,678
Kohl’s Corp. (b)	457	23,083
Macy’s, Inc.	942	45,216
Nordstrom, Inc.	332	19,900
Sears Holdings Corp. (a)(b)	106	4,460
Target Corp. (b)	1,518	104,530

		292,401

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (b)	2,809	25,478

OIL, GAS & CONSUMABLE FUELS — 8.2%
Anadarko Petroleum Corp.	1,192	102,429
Apache Corp. (b)	950	79,638
Cabot Oil & Gas Corp.	528	37,499
Cheniere Energy, Inc. (a)(b)	641	17,794
Chesapeake Energy Corp.	1,201	24,476
Chevron Corp.	4,633	548,269
Cimarex Energy Co.	192	12,478
Cobalt International Energy, Inc. (a)	699	18,572
Concho Resources, Inc. (a)(b)	240	20,093
ConocoPhillips (b)	2,954	178,717
CONSOL Energy, Inc.	488	13,225
Continental Resources, Inc. (a)(b)	136	11,704
Denbury Resources, Inc. (a)(b)	943	16,333
Devon Energy Corp.	915	47,470
EOG Resources, Inc.	632	83,222
EQT Corp.	353	28,018
Exxon Mobil Corp.	10,590	956,806
Hess Corp. (b)	720	47,873
HollyFrontier Corp.	450	19,251
Kinder Morgan, Inc.	1,529	58,331
Marathon Oil Corp.	1,640	56,711
Marathon Petroleum Corp.	791	56,208
Murphy Oil Corp.	469	28,557
Newfield Exploration Co. (a)	313	7,478
Noble Energy, Inc.	820	49,233
Oasis Petroleum, Inc. (a)(b)	149	5,792
Occidental Petroleum Corp.	1,938	172,928
Peabody Energy Corp.	665	9,736
Phillips 66	1,467	86,421
Pioneer Natural Resources Co. (b)	315	45,596
QEP Resources, Inc. (b)	421	11,695
Range Resources Corp.	372	28,763
SM Energy Co.	122	7,318
Southwestern Energy Co. (a)	833	30,429
Spectra Energy Corp.	1,520	52,379

See accompanying notes to financial statements.

164

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Tesoro Corp.	301	$15,748
The Williams Cos., Inc.	1,646	53,446
Valero Energy Corp.	1,284	44,645
Whiting Petroleum Corp. (a)	296	13,643

		3,098,924

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	995	44,088
Weyerhaeuser Co.	1,246	35,499

		79,587

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,052	22,123
Herbalife, Ltd. (b)	297	13,407
The Estee Lauder Cos., Inc. (Class A)	577	37,949

		73,479

PHARMACEUTICALS — 5.5%
AbbVie, Inc.	3,794	156,844
Actavis, Inc. (a)	325	41,022
Allergan, Inc.	728	61,327
Bristol-Myers Squibb Co.	3,925	175,408
Eli Lilly & Co.	2,380	116,906
Endo Health Solutions, Inc. (a)(b)	248	9,124
Forest Laboratories, Inc. (a)	619	25,379
Hospira, Inc. (a)(b)	381	14,596
Johnson & Johnson	6,705	575,691
Merck & Co., Inc. (b)	7,221	335,415
Mylan, Inc. (a)(b)	939	29,137
Perrigo Co.	208	25,168
Pfizer, Inc. (b)	16,150	452,361
Warner Chilcott PLC (Class A)	554	11,014
Zoetis, Inc.	1,247	38,514

		2,067,906

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	100	9,745
Equifax, Inc.	322	18,975
IHS, Inc. (Class A) (a)	112	11,691
Manpower, Inc.	190	10,412
Nielsen Holdings NV	505	16,963
Robert Half International, Inc.	349	11,597
Towers Watson & Co. (Class A)	140	11,472
Verisk Analytics, Inc. (Class A) (a)	367	21,910

		112,765

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Alexandria Real Estate Equities, Inc.	131	8,609
American Campus Communities, Inc.	225	9,149
American Capital Agency Corp. (b)	916	21,059
American Tower Corp.	960	70,243
Annaly Capital Management, Inc. (b)	2,295	28,848
Apartment Investment & Management Co. (Class A)	295	8,862
AvalonBay Communities, Inc.	270	36,426
Boston Properties, Inc.	350	36,915
BRE Properties, Inc.	177	8,854
Camden Property Trust	159	10,993
CBL & Associates Properties, Inc.	283	6,062
Corrections Corp. of America	266	9,009
DDR Corp. (b)	522	8,691
Digital Realty Trust, Inc. (b)	325	19,825
Duke Realty Corp.	669	10,430
Equity Residential	778	45,171
Essex Property Trust, Inc.	77	12,237
Extra Space Storage, Inc.	225	9,434
Federal Realty Investment Trust	132	13,686
General Growth Properties, Inc.	1,116	22,175
HCP, Inc.	1,026	46,621
Health Care REIT, Inc.	633	42,430
Host Hotels & Resorts, Inc. (b)	1,724	29,084
Kilroy Realty Corp. (b)	146	7,739
Kimco Realty Corp. (b)	998	21,387
Liberty Property Trust	306	11,310
National Retail Properties, Inc.	216	7,430
Plum Creek Timber Co., Inc. (b)	431	20,115
ProLogis	1,117	42,133
Public Storage	330	50,599
Rayonier, Inc.	279	15,454
Realty Income Corp.	436	18,277
Regency Centers Corp.	235	11,940
Senior Housing Properties Trust	365	9,464
Simon Property Group, Inc.	741	117,019
SL Green Realty Corp. (b)	184	16,227
Taubman Centers, Inc.	155	11,648
The Macerich Co.	322	19,632
Two Harbors Investment Corp. (b)	851	8,723
UDR, Inc.	533	13,586
Ventas, Inc.	687	47,719
Vornado Realty Trust	400	33,140
Weingarten Realty Investors	219	6,739
WP Carey, Inc.	158	10,455

		1,015,549

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	770	17,987
Jones Lang LaSalle, Inc.	97	8,841
Realogy Holdings Corp. (a)	281	13,499

		40,327

ROAD & RAIL — 1.0%
CSX Corp.	2,473	57,349
Genesee & Wyoming, Inc. (Class A) (a)	144	12,217
Hertz Global Holdings, Inc. (a)(b)	895	22,196
J.B. Hunt Transport Services, Inc.	205	14,809
Kansas City Southern (b)	261	27,656
Norfolk Southern Corp. (b)	782	56,812
Union Pacific Corp.	1,126	173,719

		364,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Altera Corp.	813	26,821
Analog Devices, Inc.	707	31,857
Applied Materials, Inc.	2,693	40,153
Avago Technologies, Ltd.	500	18,690
Broadcom Corp. (Class A) (b)	1,246	42,065
Cree, Inc. (a)(b)	253	16,157
Intel Corp. (b)	11,906	288,363
KLA-Tencor Corp.	430	23,964
Lam Research Corp. (a)	445	19,731

See accompanying notes to financial statements.

165

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Linear Technology Corp. (b)	484	$17,830
LSI Corp. (a)	1,356	9,682
Marvell Technology Group, Ltd. (b)	1,171	13,712
Maxim Integrated Products, Inc. (b)	721	20,029
Microchip Technology, Inc. (b)	439	16,353
Micron Technology, Inc. (a)	2,399	34,378
NVIDIA Corp. (b)	1,450	20,343
ON Semiconductor Corp. (a)	945	7,636
Skyworks Solutions, Inc. (a)	474	10,376
Texas Instruments, Inc. (b)	2,655	92,580
Xilinx, Inc. (b)	593	23,489

		774,209

SOFTWARE — 3.6%
Activision Blizzard, Inc.	1,001	14,274
Adobe Systems, Inc. (a)	1,203	54,809
Ansys, Inc. (a)(b)	223	16,301
Autodesk, Inc. (a)	558	18,939
BMC Software, Inc. (a)	291	13,136
CA, Inc.	849	24,307
Cadence Design Systems, Inc. (a)(b)	599	8,674
Citrix Systems, Inc. (a)	437	26,364
Concur Technologies, Inc. (a)(b)	147	11,963
Electronic Arts, Inc. (a)	790	18,146
FactSet Research Systems, Inc. (b)	111	11,315
Fortinet, Inc. (a)(b)	304	5,320
Informatica Corp. (a)	281	9,829
Intuit, Inc.	645	39,364
MICROS Systems, Inc. (a)(b)	143	6,170
Microsoft Corp.	17,918	618,709
NetSuite, Inc. (a)(b)	79	7,248
Nuance Communications, Inc. (a)(b)	493	9,061
Oracle Corp.	8,782	269,783
Red Hat, Inc. (a)(b)	463	22,141
Salesforce.com, Inc. (a)(b)	1,308	49,939
SolarWinds, Inc. (a)(b)	155	6,016
Solera Holdings, Inc.	169	9,405
Symantec Corp.	1,717	38,581
Synopsys, Inc. (a)(b)	332	11,869
TIBCO Software, Inc. (a)	412	8,817
VMware, Inc. (Class A) (a)(b)	192	12,862
Workday, Inc. (Class A) (a)	82	5,255

		1,348,597

SPECIALTY RETAIL — 2.4%
Abercrombie & Fitch Co. (Class A)	214	9,684
Advance Auto Parts, Inc.	174	14,124
American Eagle Outfitters, Inc. (b)	437	7,980
AutoNation, Inc. (a)	110	4,773
AutoZone, Inc. (a)(b)	89	37,708
Bed Bath & Beyond, Inc. (a)(b)	508	36,017
Best Buy Co., Inc.	646	17,655
CarMax, Inc. (a)(b)	533	24,603
CST Brands, Inc. (a)(b)	142	4,375
Dick’s Sporting Goods, Inc.	190	9,511
Foot Locker, Inc. (b)	392	13,771
L Brands, Inc.	538	26,497
Lowe’s Cos., Inc.	2,621	107,199
O’Reilly Automotive, Inc. (a)	282	31,759
PetSmart, Inc. (b)	272	18,221
Ross Stores, Inc. (b)	487	31,562
Sally Beauty Holdings, Inc. (a)(b)	289	8,988
Signet Jewelers, Ltd.	143	9,643
Staples, Inc. (b)	1,748	27,723
The Gap, Inc.	731	30,505
The Home Depot, Inc.	3,495	270,758
Tiffany & Co.	307	22,362
TJX Cos., Inc.	1,758	88,005
Tractor Supply Co. (b)	169	19,876
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	151	15,124
Urban Outfitters, Inc. (a)(b)	274	11,020
Williams-Sonoma, Inc.	237	13,246

		912,689

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc. (b)	64	4,740
Coach, Inc. (b)	666	38,022
Fossil Group, Inc. (a)(b)	126	13,017
Hanesbrands, Inc. (b)	228	11,724
Michael Kors Holdings, Ltd. (a)(b)	440	27,289
NIKE, Inc. (Class B)	1,772	112,841
PVH Corp.	167	20,883
Ralph Lauren Corp.	136	23,629
Under Armour, Inc. (Class A) (a)(b)	143	8,538
V.F. Corp. (b)	211	40,736

		301,419

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,210	11,084
New York Community Bancorp, Inc.	976	13,664
Ocwen Financial Corp. (a)	216	8,903
People’s United Financial, Inc. (b)	880	13,112

		46,763

TOBACCO — 1.6%
Altria Group, Inc.	4,849	169,666
Lorillard, Inc. (b)	887	38,744
Philip Morris International, Inc.	3,914	339,031
Reynolds American, Inc.	734	35,504
United Rentals, Inc. (a)(b)	234	11,679

		594,624

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	606	27,785
MSC Industrial Direct Co., Inc. (Class A) (b)	104	8,056
W.W. Grainger, Inc.	137	34,549

		70,390

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	398	16,410
Aqua America, Inc. (b)	321	10,044

		26,454

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	731	52,917
SBA Communications Corp. (Class A) (a)(b)	277	20,531
Sprint Nextel Corp. (a)(b)	7,167	50,313

See accompanying notes to financial statements.

166

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

T-Mobile US, Inc. (a)(b)	279	$6,922

		130,683

TOTAL COMMON STOCKS —
(Cost $30,898,812)		37,567,497

SHORT TERM INVESTMENTS — 14.3%
MONEY MARKET FUNDS — 14.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	5,175,025	5,175,025
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	222,100	222,100

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,397,125)		5,397,125

TOTAL INVESTMENTS — 114.1% (i)
(Cost $36,295,937)		42,964,622
OTHER ASSETS & LIABILITIES — (14.1)%		(5,318,186)

NET ASSETS — 100.0%		$37,646,436

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security’s value is determined based on level 2 inputs. (Note 2)
(d)	Affiliated issuer. (Note 3)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

167

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
Honeywell International, Inc.	12,775	$1,013,569
Lockheed Martin Corp.	4,078	442,300
Precision Castparts Corp.	2,747	620,849
Rockwell Collins, Inc.	2,248	142,546
The Boeing Co.	23,021	2,358,271

		4,577,535

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc. (a)	2,822	158,907
Expeditors International of Washington, Inc.	3,291	125,091
United Parcel Service, Inc. (Class B)	12,321	1,065,520

		1,349,518

AIRLINES — 0.1%
Southwest Airlines Co.	25,028	322,611

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (b)	3,908	336,674
Delphi Automotive PLC	9,994	506,596

		843,270

AUTOMOBILES — 0.2%
General Motors Co. (b)	5,700	189,867
Harley-Davidson, Inc.	4,613	252,885

		442,752

BEVERAGES — 4.4%
Brown-Forman Corp. (Class B)	5,100	344,505
Coca-Cola Enterprises, Inc.	5,458	191,903
Constellation Brands, Inc. (Class A) (b)	5,152	268,522
Dr. Pepper Snapple Group, Inc.	6,865	315,310
Monster Beverage Corp. (b)	4,923	299,171
PepsiCo, Inc.	52,319	4,279,171
The Coca-Cola Co.	129,946	5,212,134

		10,910,716

BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc. (b)	6,592	608,046
Amgen, Inc.	25,324	2,498,466
Biogen Idec, Inc. (b)	8,007	1,723,106
Celgene Corp. (b)	14,198	1,659,888
Gilead Sciences, Inc. (b)	51,650	2,644,997
Regeneron Pharmaceuticals, Inc. (b)	2,600	584,688

		9,719,191

BUILDING PRODUCTS — 0.1%
Masco Corp.	12,089	235,615

CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.	6,904	558,395
BlackRock, Inc.	2,568	659,591
Franklin Resources, Inc.	4,655	633,173
Invesco, Ltd.	9,786	311,195
T. Rowe Price Group, Inc.	8,807	644,232
The Bank of New York Mellon Corp.	20,194	566,442

		3,373,028

CHEMICALS — 2.9%
Airgas, Inc.	1,337	127,630
CF Industries Holdings, Inc.	2,038	349,517
E. I. du Pont de Nemours & Co.	15,516	814,590
Eastman Chemical Co.	5,228	366,012
Ecolab, Inc.	8,920	759,895
FMC Corp.	4,651	283,990
International Flavors & Fragrances, Inc.	1,610	121,008
Monsanto Co.	18,116	1,789,861
PPG Industries, Inc.	4,861	711,699
Praxair, Inc.	5,709	657,448
Sigma-Aldrich Corp.	2,340	188,042
The Mosaic Co.	9,355	503,393
The Sherwin-Williams Co.	2,921	515,849

		7,188,934

COMMERCIAL BANKS — 1.4%
Comerica, Inc.	2,884	114,870
Huntington Bancshares, Inc.	29,042	228,851
KeyCorp	16,170	178,517
M&T Bank Corp.	2,680	299,490
Regions Financial Corp.	22,978	218,980
U.S. Bancorp	62,562	2,261,616
Zions Bancorporation	6,284	181,482

		3,483,806

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	3,604	164,126
Iron Mountain, Inc.	2,795	74,375
Stericycle, Inc. (b)	2,900	320,247
The ADT Corp. (b)	4,436	176,775

		735,523

COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	84,504	2,054,292
F5 Networks, Inc. (b)	2,588	178,054
Harris Corp.	2,162	106,478
JDS Uniphase Corp. (b)	7,936	114,120
QUALCOMM, Inc.	58,495	3,572,875

		6,025,819

COMPUTERS & PERIPHERALS — 6.1%
Apple, Inc.	31,760	12,579,501
EMC Corp.	71,367	1,685,688
NetApp, Inc. (b)	7,692	290,604
Seagate Technology PLC	10,782	483,357

		15,039,150

CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc. (b)	7,214	190,882

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	2,988	144,649

CONSUMER FINANCE — 1.5%
American Express Co.	32,542	2,432,840
Discover Financial Services	16,796	800,162
SLM Corp.	15,354	350,992

		3,583,994

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,063	210,317
Bemis Co., Inc. (a)	1,444	56,518
Sealed Air Corp.	3,296	78,939

		345,774

See accompanying notes to financial statements.

168

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	4,020	$111,555

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Bank of America Corp.	364,814	4,691,508
IntercontinentalExchange, Inc. (b)	1,575	279,972
Moody’s Corp.	6,550	399,091

		5,370,571

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	45,469	2,288,909

ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	7,830	515,292
Emerson Electric Co.	11,050	602,667
Rockwell Automation, Inc.	3,027	251,665
Roper Industries, Inc.	3,339	414,771

		1,784,395

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. (Class A)	5,283	411,757
Molex, Inc. (a)	2,472	72,528
TE Connectivity, Ltd.	6,490	295,555

		779,840

ENERGY EQUIPMENT & SERVICES — 1.2%
Cameron International Corp. (b)	3,912	239,258
FMC Technologies, Inc. (b)	3,690	205,459
Halliburton Co.	13,526	564,305
Schlumberger, Ltd.	27,413	1,964,415

		2,973,437

FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp.	6,276	693,937
Whole Foods Market, Inc.	11,728	603,758

		1,297,695

FOOD PRODUCTS — 0.9%
Campbell Soup Co. (a)	3,140	140,640
General Mills, Inc.	9,839	477,487
Kellogg Co.	4,439	285,117
McCormick & Co., Inc. (a)	4,459	313,735
Mead Johnson Nutrition Co.	3,627	287,367
The Hershey Co.	5,061	451,846
The J.M. Smucker Co.	1,905	196,501

		2,152,693

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	33,663	1,174,165
Baxter International, Inc.	18,508	1,282,049
Becton, Dickinson and Co.	3,328	328,906
Boston Scientific Corp. (b)	20,084	186,179
C.R. Bard, Inc.	1,682	182,800
Covidien PLC	10,070	632,799
DENTSPLY International, Inc.	2,772	113,541
Edwards Lifesciences Corp. (b)	3,861	259,459
Intuitive Surgical, Inc. (b)	1,346	681,857
Medtronic, Inc.	16,818	865,623
Stryker Corp.	5,313	343,645
Varian Medical Systems, Inc. (a)(b)	2,443	164,780
Zimmer Holdings, Inc.	4,103	307,479

		6,523,282

HEALTH CARE PROVIDERS & SERVICES — 0.5%
DaVita HealthCare Partners, Inc. (b)	2,765	334,012
Express Scripts Holding Co. (b)	14,928	920,908

		1,254,920

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	4,937	474,396

HOTELS, RESTAURANTS & LEISURE — 2.2%
Chipotle Mexican Grill, Inc. (b)	707	257,596
Marriott International, Inc. (Class A)	4,713	190,264
McDonald’s Corp.	17,706	1,752,894
Starbucks Corp.	25,388	1,662,660
Starwood Hotels & Resorts Worldwide, Inc.	4,047	255,730
Wyndham Worldwide Corp.	4,636	265,318
Wynn Resorts, Ltd.	2,610	334,080
Yum! Brands, Inc.	9,965	690,973

		5,409,515

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	9,480	201,734
Leggett & Platt, Inc. (a)	4,842	150,538
Lennar Corp. (Class A) (a)	5,566	200,599
Newell Rubbermaid, Inc.	9,786	256,883
Pulte Group, Inc. (b)	11,526	218,648

		1,028,402

HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive Co.	18,422	1,055,397
Kimberly-Clark Corp.	7,645	742,635
The Clorox Co.	2,412	200,534
The Procter & Gamble Co.	45,365	3,492,651

		5,491,217

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	12,222	1,336,476
Danaher Corp.	11,840	749,472

		2,085,948

INSURANCE — 0.5%
Aon PLC	6,579	423,359
Marsh & McLennan Cos., Inc.	9,380	374,450
Prudential Financial, Inc.	7,214	526,838

		1,324,647

INTERNET & CATALOG RETAIL — 2.3%
Amazon.com, Inc. (b)	12,331	3,424,195
Expedia, Inc.	2,127	127,939
Netflix, Inc. (a)(b)	1,875	395,794
Priceline.com, Inc. (b)	1,756	1,452,440
TripAdvisor, Inc. (b)	3,765	229,176

		5,629,544

INTERNET SOFTWARE & SERVICES — 4.6%
Akamai Technologies, Inc. (b)	6,060	257,853
eBay, Inc. (b)	39,468	2,041,285
Google, Inc. (Class A) (b)	9,093	8,005,204
VeriSign, Inc. (b)	5,249	234,420

See accompanying notes to financial statements.

169

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Yahoo!, Inc. (b)	32,768	$822,805

		11,361,567

IT SERVICES — 5.0%
Accenture PLC (Class A)	14,245	1,025,070
Automatic Data Processing, Inc.	9,584	659,954
Cognizant Technology Solutions Corp. (Class A) (b)	10,219	639,812
Computer Sciences Corp.	3,296	144,266
Fidelity National Information Services, Inc.	7,006	300,137
Fiserv, Inc. (b)	4,505	393,782
International Business Machines Corp.	18,352	3,507,251
Mastercard, Inc. (Class A)	3,538	2,032,581
Paychex, Inc. (a)	6,246	228,104
Teradata Corp. (b)	5,718	287,215
Total System Services, Inc.	2,678	65,557
Visa, Inc. (Class A)	17,177	3,139,097

		12,422,826

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc.	11,601	525,641

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	11,763	502,986
Life Technologies Corp. (b)	5,721	423,411
PerkinElmer, Inc.	3,914	127,205
Thermo Fisher Scientific, Inc. (a)	8,250	698,197
Waters Corp. (b)	1,810	181,091

		1,932,890

MACHINERY — 1.7%
Cummins, Inc.	5,934	643,602
Deere & Co.	8,985	730,031
Dover Corp.	3,384	262,801
Flowserve Corp.	3,060	165,271
Illinois Tool Works, Inc.	14,076	973,637
Ingersoll-Rand PLC	5,460	303,139
PACCAR, Inc.	11,954	641,452
Pall Corp.	2,042	135,650
Pentair, Ltd.	3,644	210,222
Snap-On, Inc.	1,935	172,950
Xylem, Inc.	2,886	77,749

		4,316,504

MEDIA — 6.4%
CBS Corp.	19,284	942,409
Comcast Corp. (Class A)	89,138	3,733,099
DIRECTV (Class A) (b)	18,919	1,165,789
Discovery Communications, Inc. (Series A) (b)	8,342	644,086
Gannett Co., Inc.	3,606	88,203
McGraw Hill Financial, Inc.	6,129	326,001
News Corp. (Class A)	67,798	2,210,215
Omnicom Group, Inc. (a)	4,807	302,216
Scripps Networks Interactive, Inc. (Class A)	2,796	186,661
The Interpublic Group of Cos., Inc.	6,278	91,345
The Walt Disney Co.	42,864	2,706,862
Time Warner Cable, Inc.	10,004	1,125,250
Time Warner, Inc.	31,734	1,834,860
Viacom, Inc. (Class B)	8,631	587,339

		15,944,335

METALS & MINING — 0.1%
Nucor Corp.	5,152	223,185

MULTI-UTILITIES — 0.1%
Sempra Energy	3,814	311,833

MULTILINE RETAIL — 0.5%
Dollar General Corp. (b)	6,848	345,345
Dollar Tree, Inc. (b)	7,474	379,978
Family Dollar Stores, Inc.	3,162	197,024
Nordstrom, Inc.	5,076	304,255

		1,226,602

OIL, GAS & CONSUMABLE FUELS — 5.2%
Anadarko Petroleum Corp.	8,594	738,482
Cabot Oil & Gas Corp.	4,282	304,108
Denbury Resources, Inc. (b)	12,674	219,514
EOG Resources, Inc.	9,209	1,212,641
EQT Corp.	2,309	183,265
Exxon Mobil Corp.	81,291	7,344,642
Marathon Petroleum Corp.	5,152	366,101
Noble Energy, Inc.	12,150	729,486
Pioneer Natural Resources Co.	4,634	670,772
Range Resources Corp.	3,273	253,068
Southwestern Energy Co. (b)	6,203	226,596
Tesoro Corp.	4,738	247,892
The Williams Cos., Inc.	11,185	363,177

		12,859,744

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	11,544	328,889

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc. (Class A)	4,990	328,192

PHARMACEUTICALS — 8.3%
AbbVie, Inc.	53,580	2,214,997
Actavis, Inc. (b)	4,327	546,154
Allergan, Inc.	6,453	543,601
Bristol-Myers Squibb Co.	31,050	1,387,624
Eli Lilly & Co.	33,866	1,663,498
Johnson & Johnson	50,236	4,313,263
Merck & Co., Inc.	102,472	4,759,824
Mylan, Inc. (b)	12,923	401,001
Perrigo Co.	2,976	360,096
Pfizer, Inc.	134,201	3,758,970
Zoetis, Inc.	16,121	497,986

		20,447,014

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (a)	773	75,329
Equifax, Inc.	4,075	240,140
Robert Half International, Inc.	2,923	97,131

		412,600

REAL ESTATE INVESTMENT TRUSTS — 2.3%
American Tower Corp.	13,382	979,161
Apartment Investment & Management Co. (Class A)	2,667	80,117
AvalonBay Communities, Inc.	2,165	292,080
Boston Properties, Inc.	2,722	287,089

See accompanying notes to financial statements.

170

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Equity Residential	5,829	$338,432
HCP, Inc.	8,532	387,694
Health Care REIT, Inc.	9,478	635,310
Kimco Realty Corp.	7,316	156,782
Plum Creek Timber Co., Inc. (a)	2,950	137,677
Public Storage	2,590	397,125
Simon Property Group, Inc.	6,632	1,047,325
The Macerich Co.	2,000	121,940
Ventas, Inc.	6,622	459,964
Vornado Realty Trust	2,928	242,585

		5,563,281

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	6,182	144,411

ROAD & RAIL — 1.1%
Kansas City Southern	2,300	243,708
Union Pacific Corp.	15,804	2,438,241

		2,681,949

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Altera Corp.	5,916	195,169
Analog Devices, Inc.	6,851	308,706
Applied Materials, Inc.	40,600	605,346
Broadcom Corp. (Class A)	17,534	591,948
Intel Corp.	167,748	4,062,857
KLA-Tencor Corp.	5,623	313,370
Lam Research Corp. (b)	3,224	142,952
Linear Technology Corp.	5,237	192,931
LSI Corp. (b)	18,773	134,039
Microchip Technology, Inc. (a)	4,133	153,954
Micron Technology, Inc. (b)	14,840	212,657
Teradyne, Inc. (a)(b)	6,410	112,624
Texas Instruments, Inc. (a)	22,867	797,372
Xilinx, Inc.	5,532	219,122

		8,043,047

SOFTWARE — 4.8%
Adobe Systems, Inc. (b)	16,813	766,000
Autodesk, Inc. (b)	4,938	167,596
BMC Software, Inc. (b)	2,809	126,798
Citrix Systems, Inc. (b)	3,672	221,532
Intuit, Inc.	9,406	574,048
Microsoft Corp.	139,841	4,828,710
Oracle Corp.	124,365	3,820,493
Red Hat, Inc. (b)	6,553	313,364
Salesforce.com, Inc. (b)	18,384	701,901
Symantec Corp.	14,393	323,411

		11,843,853

SPECIALTY RETAIL — 4.0%
AutoNation, Inc. (b)	618	26,815
AutoZone, Inc. (b)	1,231	521,562
Bed Bath & Beyond, Inc. (b)	3,906	276,935
CarMax, Inc. (b)	4,842	223,507
L Brands, Inc.	8,126	400,206
Lowe’s Cos., Inc.	36,310	1,485,079
O’Reilly Automotive, Inc. (b)	3,764	423,902
PetSmart, Inc.	3,500	234,465
Ross Stores, Inc.	7,516	487,112
The Gap, Inc.	10,098	421,390
The Home Depot, Inc.	49,426	3,829,032
Tiffany & Co.	2,005	146,044
TJX Cos., Inc.	24,332	1,218,060
Urban Outfitters, Inc. (b)	3,737	150,302

		9,844,411

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Coach, Inc.	9,544	544,867
Fossil Group, Inc. (b)	1,750	180,792
NIKE, Inc. (Class B)	14,294	910,242
PVH Corp.	2,678	334,884
Ralph Lauren Corp.	2,012	349,565
V.F. Corp.	2,976	574,547

		2,894,897

TOBACCO — 2.8%
Altria Group, Inc.	38,846	1,359,221
Lorillard, Inc.	12,848	561,201
Philip Morris International, Inc.	55,301	4,790,173
Reynolds American, Inc.	5,153	249,250

		6,959,845

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	9,112	417,785
W.W. Grainger, Inc.	1,254	316,234

		734,019

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Crown Castle International Corp. (b)	9,936	719,267
Sprint Nextel Corp. (b)	101,810	714,706

		1,433,973

TOTAL COMMON STOCKS —
(Cost $180,171,160)		247,279,241

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,324,928	2,324,928
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	1,131,433	1,131,433

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,456,361)		3,456,361

TOTAL INVESTMENTS — 101.3% (g)
(Cost $183,627,521)		250,735,602
OTHER ASSETS & LIABILITIES — (1.3)%		(3,108,541)

NET ASSETS — 100.0%		$247,627,061

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

171

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

172

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.2%
General Dynamics Corp.	7,390	$578,859
Honeywell International, Inc.	9,005	714,457
L-3 Communications Holdings, Inc. (a)	2,041	174,995
Lockheed Martin Corp.	3,314	359,436
Northrop Grumman Corp. (a)	5,261	435,611
Precision Castparts Corp.	1,420	320,934
Raytheon Co.	7,307	483,139
Rockwell Collins, Inc. (a)	1,595	101,139
Textron, Inc.	6,089	158,618
United Technologies Corp.	18,733	1,741,045

		5,068,233

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc. (a)	1,776	100,007
Expeditors International of Washington, Inc.	2,426	92,212
FedEx Corp.	6,482	638,996
United Parcel Service, Inc. (Class B)	7,832	677,311

		1,508,526

AUTO COMPONENTS — 0.4%
Johnson Controls, Inc.	15,115	540,966
The Goodyear Tire & Rubber Co. (b)	5,818	88,957

		629,923

AUTOMOBILES — 1.2%
Ford Motor Co.	87,326	1,350,933
General Motors Co. (b)	13,200	439,692
Harley-Davidson, Inc.	1,936	106,132

		1,896,757

BEVERAGES — 0.3%
Beam, Inc.	3,550	224,040
Coca-Cola Enterprises, Inc.	2,373	83,435
Molson Coors Brewing Co. (Class B)	3,422	163,777

		471,252

CAPITAL MARKETS — 2.9%
BlackRock, Inc.	1,077	276,627
E*TRADE Financial Corp. (b)	6,171	78,125
Invesco, Ltd.	3,430	109,074
Legg Mason, Inc. (a)	2,458	76,223
Morgan Stanley	30,776	751,858
Northern Trust Corp.	4,863	281,568
State Street Corp. (c)	10,182	663,968
The Bank of New York Mellon Corp.	12,623	354,075
The Charles Schwab Corp. (a)	24,661	523,553
The Goldman Sachs Group, Inc.	9,564	1,446,555

		4,561,626

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	4,627	423,694
Airgas, Inc.	677	64,627
E. I. du Pont de Nemours & Co.	10,366	544,215
International Flavors & Fragrances, Inc.	720	54,115
LyondellBasell Industries NV	8,416	557,644
Praxair, Inc.	2,850	328,206
Sigma-Aldrich Corp.	1,080	86,789
The Dow Chemical Co.	26,664	857,781

		2,917,071

COMMERCIAL BANKS — 4.5%
BB&T Corp.	15,440	523,107
Comerica, Inc.	2,273	90,533
Fifth Third Bancorp	19,699	355,567
KeyCorp	9,940	109,738
M&T Bank Corp.	885	98,899
PNC Financial Services Group, Inc.	11,711	853,966
Regions Financial Corp.	16,043	152,890
SunTrust Banks, Inc.	11,893	375,462
Wells Fargo & Co.	109,525	4,520,097

		7,080,259

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Avery Dennison Corp.	2,293	98,049
Iron Mountain, Inc.	1,738	46,248
Pitney Bowes, Inc. (a)	4,764	69,935
Republic Services, Inc.	6,612	224,411
The ADT Corp. (b)	2,016	80,338
Tyco International, Ltd.	10,240	337,408
Waste Management, Inc.	9,797	395,113

		1,251,502

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	63,124	1,534,545
Harris Corp.	1,139	56,096
Juniper Networks, Inc. (b)	11,369	219,535
Motorola Solutions, Inc.	6,158	355,501

		2,165,677

COMPUTERS & PERIPHERALS — 1.4%
Dell, Inc.	32,197	429,830
Hewlett-Packard Co.	42,840	1,062,432
NetApp, Inc. (b)	2,868	108,353
SanDisk Corp. (b)	5,352	327,007
Western Digital Corp.	4,847	300,950

		2,228,572

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	3,624	214,939
Jacobs Engineering Group, Inc. (b)	3,006	165,721

		380,660

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co.	917	44,392

CONSUMER FINANCE — 0.5%
Capital One Financial Corp.	12,909	810,814

CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc. (a)	1,280	50,099
MeadWestvaco Corp.	3,850	131,324
Owens-Illinois, Inc. (b)	3,697	102,740
Sealed Air Corp.	2,176	52,115

		336,278

DISTRIBUTORS — 0.2%
Genuine Parts Co.	3,421	267,077

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	3,309	91,825

See accompanying notes to financial statements.

173

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 5.6%
Citigroup, Inc.	67,646	$3,244,979
CME Group, Inc.	6,749	512,789
IntercontinentalExchange, Inc. (b)	590	104,878
JPMorgan Chase & Co.	84,098	4,439,533
Leucadia National Corp.	6,513	170,771
NYSE Euronext	5,329	220,621
The NASDAQ OMX Group, Inc.	2,775	90,992

		8,784,563

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
AT&T, Inc.	119,671	4,236,353
CenturyLink, Inc.	13,529	478,250
Frontier Communications Corp. (a)	22,714	91,992
Verizon Communications, Inc.	33,826	1,702,801
Windstream Corp. (a)	13,306	102,589

		6,611,985

ELECTRIC UTILITIES — 3.8%
American Electric Power Co., Inc.	10,729	480,445
Duke Energy Corp.	15,645	1,056,037
Edison International	7,331	353,061
Entergy Corp.	3,982	277,466
Exelon Corp.	19,022	587,399
FirstEnergy Corp.	9,394	350,772
NextEra Energy, Inc.	9,431	768,438
Northeast Utilities	6,949	291,997
Pepco Holdings, Inc. (a)	5,733	115,577
Pinnacle West Capital Corp.	2,453	136,068
PPL Corp.	13,118	396,951
Southern Co.	19,319	852,547
Xcel Energy, Inc.	11,017	312,222

		5,978,980

ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	5,364	353,005
Emerson Electric Co.	8,853	482,843
Rockwell Automation, Inc.	1,074	89,292

		925,140

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Corning, Inc.	32,595	463,827
FLIR Systems, Inc.	3,208	86,520
Jabil Circuit, Inc.	4,314	87,919
Molex, Inc. (a)	1,403	41,164
TE Connectivity, Ltd.	5,125	233,392

		912,822

ENERGY EQUIPMENT & SERVICES — 2.4%
Baker Hughes, Inc.	9,906	456,964
Cameron International Corp. (b)	2,862	175,040
Diamond Offshore Drilling, Inc.	1,546	106,349
Ensco PLC (Class A)	5,106	296,761
FMC Technologies, Inc. (a)(b)	2,850	158,688
Halliburton Co.	11,865	495,008
Helmerich & Payne, Inc.	2,372	148,131
Nabors Industries, Ltd.	6,742	103,220
National Oilwell Varco, Inc.	9,442	650,554
Noble Corp.	5,750	216,085
Rowan Cos. PLC (b)	2,643	90,047
Schlumberger, Ltd.	11,519	825,451

		3,722,298

FOOD & STAPLES RETAILING — 4.3%
Costco Wholesale Corp.	5,574	616,317
CVS Caremark Corp.	27,220	1,556,439
Safeway, Inc. (a)	5,526	130,745
Sysco Corp. (a)	12,986	443,602
The Kroger Co.	11,603	400,768
Wal-Mart Stores, Inc.	36,473	2,716,874
Walgreen Co.	19,131	845,590

		6,710,335

FOOD PRODUCTS — 2.5%
Archer-Daniels-Midland Co.	14,796	501,732
Campbell Soup Co. (a)	1,868	83,668
ConAgra Foods, Inc.	9,319	325,513
General Mills, Inc.	7,829	379,941
Hormel Foods Corp. (a)	2,959	114,158
Kellogg Co.	2,615	167,962
Kraft Foods Group, Inc.	13,268	741,283
Mead Johnson Nutrition Co.	2,136	169,235
Mondelez International, Inc. (Class A)	39,539	1,128,048
The J.M. Smucker Co.	1,193	123,058
Tyson Foods, Inc. (Class A)	6,273	161,091

		3,895,689

GAS UTILITIES — 0.2%
AGL Resources, Inc.	2,568	110,065
ONEOK, Inc.	4,546	187,795

		297,860

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	12,939	451,312
Becton, Dickinson and Co.	2,141	211,595
Boston Scientific Corp. (b)	17,110	158,610
C.R. Bard, Inc.	596	64,773
CareFusion Corp. (b)	5,070	186,830
Covidien PLC	3,855	242,248
DENTSPLY International, Inc.	1,224	50,135
Medtronic, Inc.	11,384	585,935
St. Jude Medical, Inc.	6,296	287,286
Stryker Corp.	2,968	191,970
Varian Medical Systems, Inc. (b)	832	56,118
Zimmer Holdings, Inc.	1,073	80,411

		2,567,223

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	8,523	541,551
AmerisourceBergen Corp.	5,162	288,194
Cardinal Health, Inc.	7,489	353,481
CIGNA Corp.	6,307	457,194
Express Scripts Holding Co. (b)	8,327	513,693
Humana, Inc.	3,462	292,124
Laboratory Corp. of America Holdings (a)(b)	2,130	213,213
McKesson Corp.	5,028	575,706
Patterson Cos., Inc.	1,800	67,680
Quest Diagnostics, Inc. (a)	3,458	209,659
Tenet Healthcare Corp. (b)	2,368	109,165
UnitedHealth Group, Inc.	22,802	1,493,075

See accompanying notes to financial statements.

174

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

WellPoint, Inc.	6,755	$552,829

		5,667,564

HOTELS, RESTAURANTS & LEISURE — 1.4%
Carnival Corp.	9,838	337,345
Chipotle Mexican Grill, Inc. (b)	236	85,987
Darden Restaurants, Inc.	2,823	142,505
International Game Technology	6,163	102,984
Marriott International, Inc. (Class A)	2,309	93,214
McDonald’s Corp.	10,690	1,058,310
Starwood Hotels & Resorts Worldwide, Inc.	1,716	108,434
Yum! Brands, Inc.	3,454	239,500

		2,168,279

HOUSEHOLD DURABLES — 0.2%
Garmin, Ltd. (a)	2,384	86,205
Harman International Industries, Inc.	1,600	86,720
Whirlpool Corp.	1,782	203,790

		376,715

HOUSEHOLD PRODUCTS — 2.1%
Colgate-Palmolive Co.	7,374	422,456
Kimberly-Clark Corp.	3,672	356,698
The Clorox Co. (a)	1,299	107,999
The Procter & Gamble Co.	31,031	2,389,077

		3,276,230

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	7,278	194,323
The AES Corp.	14,058	168,555

		362,878

INDUSTRIAL CONGLOMERATES — 4.1%
3M Co.	6,129	670,206
Danaher Corp.	5,180	327,894
General Electric Co.	229,961	5,332,796

		6,330,896

INSURANCE — 8.4%
ACE, Ltd.	7,521	672,979
Aflac, Inc.	10,342	601,077
American International Group, Inc. (b)	32,792	1,465,802
Aon PLC	2,709	174,324
Assurant, Inc.	1,830	93,165
Berkshire Hathaway, Inc. (Class B) (b)	40,557	4,539,139
Cincinnati Financial Corp.	3,345	153,535
Genworth Financial, Inc. (Class A) (b)	10,922	124,620
Hartford Financial Services Group, Inc.	10,084	311,797
Lincoln National Corp. (a)	6,004	218,966
Loews Corp.	6,825	303,030
Marsh & McLennan Cos., Inc.	5,906	235,768
MetLife, Inc.	24,261	1,110,183
Principal Financial Group, Inc.	6,259	234,400
Prudential Financial, Inc.	5,552	405,463
The Allstate Corp.	10,431	501,940
The Chubb Corp.	5,796	490,631
The Progressive Corp.	12,249	311,370
The Travelers Cos., Inc.	8,391	670,609
Torchmark Corp.	2,100	136,794
Unum Group	5,997	176,132
XL Group PLC	6,621	200,749

		13,132,473

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc.	709	42,646

IT SERVICES — 2.2%
Accenture PLC (Class A)	5,027	361,743
Automatic Data Processing, Inc.	4,516	310,972
Computer Sciences Corp.	1,252	54,800
Fidelity National Information Services, Inc.	2,005	85,894
International Business Machines Corp.	11,165	2,133,743
Paychex, Inc. (a)	2,999	109,524
SAIC, Inc. (a)	6,355	88,525
The Western Union Co. (a)	12,294	210,350
Total System Services, Inc.	1,798	44,015

		3,399,566

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,550	114,317

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc. (a)	2,521	213,352
Waters Corp. (b)	720	72,036

		285,388

MACHINERY — 1.7%
Caterpillar, Inc.	14,540	1,199,405
Deere & Co.	2,737	222,381
Dover Corp.	1,676	130,158
Flowserve Corp.	1,221	65,946
Ingersoll-Rand PLC	2,575	142,964
Joy Global, Inc. (a)	2,372	115,113
Pall Corp.	1,186	78,786
Parker Hannifin Corp.	3,292	314,057
Pentair, Ltd.	2,232	128,764
Stanley Black & Decker, Inc.	3,591	277,585
Xylem, Inc.	2,182	58,783

		2,733,942

MEDIA — 1.0%
Cablevision Systems Corp. (Class A) (a)	5,072	85,311
Gannett Co., Inc.	2,680	65,553
McGraw Hill Financial, Inc.	2,152	114,465
Omnicom Group, Inc. (a)	2,653	166,794
The Interpublic Group of Cos., Inc.	5,285	76,897
The Walt Disney Co.	12,048	760,831
The Washington Post Co. (Class B) (a)	102	49,345
Viacom, Inc. (Class B)	4,303	292,819

		1,612,015

METALS & MINING — 1.0%
Alcoa, Inc. (a)	23,523	183,950
Allegheny Technologies, Inc.	2,412	63,460
Cliffs Natural Resources, Inc. (a)	3,434	55,802
Freeport-McMoRan Copper & Gold, Inc.	23,058	636,631
Newmont Mining Corp.	10,949	327,923
Nucor Corp.	3,660	158,551

See accompanying notes to financial statements.

175

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

United States Steel Corp. (a)	3,300	$57,849

		1,484,166

MULTI-UTILITIES — 2.4%
Ameren Corp.	5,555	191,314
CenterPoint Energy, Inc.	9,755	229,145
CMS Energy Corp.	6,039	164,080
Consolidated Edison, Inc.	6,499	378,957
Dominion Resources, Inc.	12,854	730,364
DTE Energy Co.	3,857	258,457
Integrys Energy Group, Inc.	1,807	105,764
NiSource, Inc.	6,986	200,079
PG&E Corp.	9,669	442,163
Public Service Enterprise Group, Inc.	11,170	364,812
SCANA Corp.	3,198	157,022
Sempra Energy	2,517	205,790
TECO Energy, Inc. (a)	4,667	80,226
Wisconsin Energy Corp.	5,180	212,328

		3,720,501

MULTILINE RETAIL — 1.2%
Dollar General Corp. (b)	2,230	112,459
J.C. Penney Co., Inc. (a)(b)	3,352	57,252
Kohl’s Corp. (a)	4,671	235,932
Macy’s, Inc.	8,510	408,480
Target Corp.	14,284	983,597

		1,797,720

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	27,666	250,931

OIL, GAS & CONSUMABLE FUELS — 12.4%
Anadarko Petroleum Corp.	5,461	469,264
Apache Corp.	8,727	731,584
Cabot Oil & Gas Corp.	1,894	134,512
Chesapeake Energy Corp.	11,435	233,045
Chevron Corp.	43,148	5,106,134
ConocoPhillips	27,219	1,646,750
CONSOL Energy, Inc.	4,963	134,497
Devon Energy Corp.	8,323	431,797
EQT Corp.	1,761	139,771
Exxon Mobil Corp.	45,527	4,113,364
Hess Corp.	6,589	438,103
Kinder Morgan, Inc.	14,128	538,983
Marathon Oil Corp.	15,606	539,656
Marathon Petroleum Corp.	3,967	281,895
Murphy Oil Corp.	4,043	246,178
Newfield Exploration Co. (b)	2,983	71,264
Occidental Petroleum Corp.	17,977	1,604,088
Peabody Energy Corp.	5,848	85,615
Phillips 66	13,830	814,725
QEP Resources, Inc.	3,880	107,786
Range Resources Corp.	1,477	114,202
Southwestern Energy Co. (b)	3,695	134,978
Spectra Energy Corp.	14,973	515,970
The Williams Cos., Inc.	7,797	253,169
Valero Energy Corp.	12,217	424,785
WPX Energy, Inc. (a)(b)	4,300	81,442

		19,393,557

PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	9,737	431,447
Weyerhaeuser Co.	4,415	125,783

		557,230

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	9,874	207,650
The Estee Lauder Cos., Inc. (Class A)	2,030	133,513

		341,163

PHARMACEUTICALS — 3.6%
Allergan, Inc.	2,390	201,334
Bristol-Myers Squibb Co.	16,172	722,727
Forest Laboratories, Inc. (b)	5,119	209,879
Hospira, Inc. (a)(b)	3,785	145,003
Johnson & Johnson	29,325	2,517,844
Pfizer, Inc.	61,713	1,728,581
Zoetis, Inc.	1,554	48,003

		5,573,371

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. (a)	467	45,509
Robert Half International, Inc.	1,182	39,278

		84,787

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Apartment Investment & Management Co. (Class A)	1,419	42,627
AvalonBay Communities, Inc.	1,250	168,638
Boston Properties, Inc.	1,530	161,369
Equity Residential	3,322	192,875
HCP, Inc.	4,417	200,709
Host Hotels & Resorts, Inc.	16,304	275,049
Kimco Realty Corp. (a)	4,146	88,849
Plum Creek Timber Co., Inc.	1,699	79,292
ProLogis	11,067	417,447
Public Storage	1,530	234,595
Simon Property Group, Inc.	2,512	396,695
The Macerich Co.	1,754	106,941
Ventas, Inc.	2,138	148,505
Vornado Realty Trust	1,877	155,509

		2,669,100

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	2,602	60,783

ROAD & RAIL — 0.8%
CSX Corp.	22,700	526,413
Kansas City Southern	1,000	105,960
Norfolk Southern Corp.	6,968	506,225
Ryder Systems, Inc.	1,213	73,738

		1,212,336

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Advanced Micro Devices, Inc. (a)(b)	13,427	54,782
Altera Corp.	3,216	106,096
Analog Devices, Inc.	2,131	96,023
First Solar, Inc. (b)	1,310	58,596
Lam Research Corp. (b)	1,534	68,018
Linear Technology Corp.	1,839	67,749
Microchip Technology, Inc. (a)	1,552	57,812
Micron Technology, Inc. (b)	12,647	181,231
NVIDIA Corp.	12,787	179,402

See accompanying notes to financial statements.

176

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Texas Instruments, Inc.	9,555	$333,183
Xilinx, Inc.	2,148	85,082

		1,287,974

SOFTWARE — 2.1%
Autodesk, Inc. (b)	1,749	59,361
BMC Software, Inc. (b)	1,189	53,672
CA, Inc.	7,362	210,774
Citrix Systems, Inc. (b)	1,776	107,146
Electronic Arts, Inc. (b)	6,660	152,980
Microsoft Corp.	75,183	2,596,069
Symantec Corp.	5,866	131,809

		3,311,811

SPECIALTY RETAIL — 0.6%
Abercrombie & Fitch Co. (Class A)	1,735	78,509
AutoNation, Inc. (b)	450	19,526
Bed Bath & Beyond, Inc. (b)	2,495	176,896
Best Buy Co., Inc.	5,958	162,832
CarMax, Inc. (a)(b)	1,912	88,258
GameStop Corp. (Class A) (a)	2,640	110,959
Staples, Inc. (a)	14,755	234,014
Tiffany & Co.	1,316	95,857

		966,851

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
NIKE, Inc. (Class B)	6,869	437,418

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	10,969	100,476
People’s United Financial, Inc. (a)	7,937	118,261

		218,737

TOBACCO — 0.6%
Altria Group, Inc.	19,219	672,473
Reynolds American, Inc.	3,828	185,160

		857,633

TRADING COMPANIES & DISTRIBUTORS — 0.1%
W.W. Grainger, Inc.	478	120,542

TOTAL COMMON STOCKS —
(Cost $139,269,330)		155,966,859

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,696,198	2,696,198
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	1,088,103	1,088,103

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,784,301)		3,784,301

TOTAL INVESTMENTS — 102.2% (h)
(Cost $143,053,631)		159,751,160
OTHER ASSETS & LIABILITIES — (2.2)%		(3,382,730)

NET ASSETS — 100.0%		$156,368,430

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

177

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
BE Aerospace, Inc. (a)	4,516	$284,869
Hexcel Corp. (a)	4,320	147,096
Spirit Aerosystems Holdings, Inc. (Class A) (a)	4,801	103,126
Teledyne Technologies, Inc. (a)	1,643	127,086
TransDigm Group, Inc.	1,994	312,599
Triumph Group, Inc.	2,204	174,447

		1,149,223

AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	3,000	156,000
United Continental Holdings, Inc. (a)	14,452	452,203
US Airways Group, Inc. (a)(b)	7,800	128,076

		736,279

AUTO COMPONENTS — 1.2%
Allison Transmission Holdings, Inc.	1,368	31,574
Dana Holding Corp.	6,300	121,338
Gentex Corp.	6,305	145,330
Lear Corp.	4,006	242,203
The Goodyear Tire & Rubber Co. (a)	10,629	162,517
TRW Automotive Holdings Corp. (a)	4,730	314,261
Visteon Corp. (a)	2,125	134,130

		1,151,353

AUTOMOBILES — 0.4%
Tesla Motors, Inc. (a)(b)	3,157	339,157

BEVERAGES — 0.4%
Constellation Brands, Inc. (Class A) (a)	6,714	349,934

BIOTECHNOLOGY — 2.1%
Alkermes PLC (a)	5,752	164,967
ARIAD Pharmaceuticals, Inc. (a)	8,006	140,025
BioMarin Pharmaceutical, Inc. (a)	6,017	335,689
Cepheid, Inc. (a)(b)	2,921	100,541
Cubist Pharmaceuticals, Inc. (a)	2,850	137,655
Incyte Corp. (a)	5,900	129,800
Medivation, Inc. (a)(b)	3,288	161,770
Onyx Pharmaceuticals, Inc. (a)(b)(c)	3,162	344,690
Pharmacyclics, Inc. (a)	2,306	183,258
Quintiles Transnational Holdings, Inc. (a)	1,022	43,496
Seattle Genetics, Inc. (a)(b)	4,553	143,237
United Therapeutics Corp. (a)	1,955	128,678

		2,013,806

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	3,420	124,078
Armstrong World Industries, Inc. (a)	931	44,492
Fortune Brands Home & Security, Inc.	7,132	276,294
Lennox International, Inc.	2,008	129,596
Masco Corp.	15,506	302,212
Owens Corning (a)	5,197	203,099
USG Corp. (a)(b)	3,943	90,886

		1,170,657

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc. (a)	2,316	379,685
E*TRADE Financial Corp. (a)	12,587	159,351
Eaton Vance Corp.	5,306	199,452
Federated Investors, Inc. (Class B) (b)	4,119	112,902
Legg Mason, Inc.	4,869	150,988
LPL Investment Holdings, Inc.	1,539	58,113
Raymond James Financial, Inc.	4,864	209,055
SEI Investments Co.	5,817	165,377
Waddell & Reed Financial, Inc. (Class A)	3,770	163,995

		1,598,918

CHEMICALS — 3.0%
Airgas, Inc.	2,809	268,147
Albemarle Corp. (b)	3,813	237,512
Ashland, Inc.	3,136	261,856
Axiall Corp.	3,067	130,593
Cabot Corp.	2,632	98,489
Chemtura Corp. (a)	4,300	87,290
Cytec Industries, Inc.	1,848	135,366
Huntsman Corp.	8,452	139,965
International Flavors & Fragrances, Inc.	3,492	262,459
Kronos Worldwide, Inc. (b)	942	15,298
NewMarket Corp. (b)	475	124,716
Rockwood Holdings, Inc.	3,356	214,885
RPM International, Inc.	5,730	183,016
The Scotts Miracle-Gro Co. (Class A) (b)	1,710	82,610
Tronox, Ltd., (Class A)	998	20,110
Valhi, Inc.	878	12,064
Valspar Corp.	3,584	231,777
W.R. Grace & Co. (a)	3,126	262,709
Westlake Chemical Corp.	881	84,937

		2,853,799

COMMERCIAL BANKS — 3.0%
Associated Banc-Corp.	7,229	112,411
Bank of Hawaii Corp. (b)	1,976	99,432
BankUnited, Inc.	2,206	57,378
BOK Financial Corp.	1,183	75,771
City National Corp. (b)	2,088	132,317
Commerce Bancshares, Inc.	3,287	143,182
Cullen/Frost Bankers, Inc. (b)	2,610	174,270
East West Bancorp, Inc.	5,897	162,167
First Horizon National Corp. (b)	10,390	116,368
First Niagara Financial Group, Inc.	15,294	154,011
First Republic Bank	3,001	115,478
Fulton Financial Corp.	8,421	96,673
Hancock Holding Co.	3,742	112,522
Huntington Bancshares, Inc.	36,289	285,957
Popular, Inc. (a)	4,444	134,787
Prosperity Bancshares, Inc. (b)	2,071	107,257
Signature Bank (a)	2,027	168,282
SVB Financial Group (a)	1,967	163,890
TCF Financial Corp. (b)	7,200	102,096
Valley National Bancorp (b)	8,815	83,478
Zions Bancorporation	8,013	231,415

		2,829,142

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Avery Dennison Corp.	4,308	184,210
Cintas Corp.	4,503	205,067
Clean Harbors, Inc. (a)	2,323	117,381

See accompanying notes to financial statements.

178

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Copart, Inc. (a)	4,586	$141,249
Covanta Holding Corp.	5,674	113,593
Iron Mountain, Inc.	7,270	193,455
KAR Auction Services, Inc.	3,254	74,419
Pitney Bowes, Inc. (b)	8,739	128,289
Rollins, Inc.	2,886	74,747
The Geo Group, Inc.	3,145	106,773
Waste Connections, Inc. (b)	5,331	219,317

		1,558,500

COMMUNICATIONS EQUIPMENT — 0.9%
Aruba Networks, Inc. (a)	4,700	72,192
Brocade Communications Systems, Inc. (a)	19,529	112,487
EchoStar Corp. (Class A) (a)	1,763	68,951
Harris Corp.	4,770	234,922
JDS Uniphase Corp. (a)	10,377	149,221
Palo Alto Networks, Inc. (a)(b)	1,447	61,006
Polycom, Inc. (a)	7,477	78,808
Riverbed Technology, Inc. (a)	7,180	111,721

		889,308

COMPUTERS & PERIPHERALS — 0.4%
3D Systems Corp. (a)(b)	4,025	176,697
NCR Corp. (a)	7,112	234,625

		411,322

CONSTRUCTION & ENGINEERING — 1.6%
Aecom Technology Corp. (a)	4,444	141,275
Chicago Bridge & Iron Co. NV	4,600	274,436
EMCOR Group, Inc.	2,943	119,633
Foster Wheeler AG (a)	4,411	95,763
Jacobs Engineering Group, Inc. (a)	5,641	310,988
KBR, Inc.	6,402	208,065
Quanta Services, Inc. (a)	9,193	243,247
URS Corp.	3,279	154,834

		1,548,241

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	2,061	136,582
Martin Marietta Materials, Inc. (b)	2,021	198,907
Vulcan Materials Co.	5,621	272,113

		607,602

CONSUMER FINANCE — 0.1%
Credit Acceptance Corp. (a)	500	52,525

CONTAINERS & PACKAGING — 2.3%
AptarGroup, Inc.	2,916	160,992
Bemis Co., Inc. (b)	4,451	174,212
Crown Holdings, Inc. (a)	6,248	256,980
Graphic Packaging Holding Co. (a)	8,187	63,367
Greif, Inc. (Class A)	1,338	70,473
MeadWestvaco Corp.	7,638	260,532
Owens-Illinois, Inc. (a)	7,141	198,448
Packaging Corp. of America	4,214	206,318
Rock-Tenn Co. (Class A)	3,163	315,921
Sealed Air Corp.	8,564	205,108
Silgan Holdings, Inc.	1,987	93,310
Sonoco Products Co.	4,348	150,310

		2,155,971

DISTRIBUTORS — 0.4%
LKQ Corp. (a)	12,922	332,742

DIVERSIFIED CONSUMER SERVICES — 0.8%
Apollo Group, Inc. (Class A) (a)	4,388	77,755
H&R Block, Inc.	11,850	328,837
Service Corp. International	9,150	164,975
Sotheby’s (b)	2,991	113,389
Weight Watchers International, Inc.	1,176	54,096

		739,052

DIVERSIFIED FINANCIAL SERVICES — 0.6%
CBOE Holdings, Inc.	3,735	174,201
ING US, Inc. (a)(b)	2,872	77,716
MSCI, Inc. (Class A) (a)	5,196	172,871
The NASDAQ OMX Group, Inc.	5,100	167,229

		592,017

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Corp. (b)	43,176	174,863
Level 3 Communications, Inc. (a)(b)	7,083	149,310
tw telecom, Inc. (a)	6,510	183,191
Windstream Corp. (b)	25,710	198,224

		705,588

ELECTRIC UTILITIES — 2.0%
Cleco Corp.	2,575	119,557
Great Plains Energy, Inc.	6,681	150,590
Hawaiian Electric Industries, Inc. (b)	4,307	109,010
IDACORP, Inc.	2,209	105,502
ITC Holdings Corp.	2,264	206,703
NV Energy, Inc.	10,240	240,230
OGE Energy Corp.	4,251	289,918
Pepco Holdings, Inc. (b)	10,733	216,377
Pinnacle West Capital Corp.	4,735	262,651
Westar Energy, Inc. (b)	5,477	175,045

		1,875,583

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (b)	1,885	142,355
Generac Holdings, Inc.	2,586	95,708
Hubbell, Inc. (Class B)	2,350	232,650
Regal-Beloit Corp.	1,992	129,162
Sensata Technologies Holding NV (a)	5,500	191,950
The Babcock & Wilcox Co.	4,842	145,405

		937,230

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Anixter International, Inc. (a)	1,181	89,532
Arrow Electronics, Inc. (a)	4,559	181,676
Avnet, Inc. (a)	5,920	198,912
AVX Corp.	2,088	24,534
Dolby Laboratories, Inc. (Class A) (b)	2,096	70,111
FEI Co.	1,700	124,083
FLIR Systems, Inc.	6,171	166,432
Ingram Micro, Inc. (Class A) (a)	6,638	126,056
IPG Photonics Corp. (b)	1,264	76,763
Jabil Circuit, Inc.	8,077	164,609
Mettler-Toledo International, Inc. (a)	1,335	268,602
Molex, Inc.	5,981	175,482
National Instruments Corp.	4,185	116,929

See accompanying notes to financial statements.

179

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Trimble Navigation, Ltd. (a)	11,128	$289,439

		2,073,160

ENERGY EQUIPMENT & SERVICES — 2.9%
Atwood Oceanics, Inc. (a)	2,515	130,906
Core Laboratories NV	2,000	303,320
Dresser-Rand Group, Inc. (a)	3,342	200,453
Dril-Quip, Inc. (a)	1,605	144,915
Forum Energy Technologies, Inc. (a)	800	24,344
Helix Energy Solutions Group, Inc. (a)	4,337	99,925
Helmerich & Payne, Inc.	4,581	286,083
McDermott International, Inc. (a)	10,434	85,350
Nabors Industries, Ltd.	12,828	196,397
Oceaneering International, Inc.	4,656	336,163
Oil States International, Inc. (a)	2,417	223,911
Patterson-UTI Energy, Inc.	6,349	122,885
Rowan Cos. PLC (a)	5,373	183,058
RPC, Inc. (b)	2,936	40,546
Superior Energy Services, Inc. (a)	6,904	179,090
Tidewater, Inc.	2,176	123,967
Unit Corp. (a)	1,923	81,881

		2,763,194

FOOD & STAPLES RETAILING — 0.6%
PriceSmart, Inc. (b)	812	71,155
Safeway, Inc. (b)	10,530	249,140
The Fresh Market, Inc. (a)	1,804	89,695
United Natural Foods, Inc. (a)	2,092	112,947

		522,937

FOOD PRODUCTS — 1.6%
Dean Foods Co. (a)	8,232	82,485
Flowers Foods, Inc.	7,401	163,181
Green Mountain Coffee Roasters, Inc. (a)(b)	5,341	400,895
Hain Celestial Group, Inc. (a)(b)	2,041	132,604
Hillshire Brands Co.	5,314	175,787
Ingredion, Inc.	3,403	223,305
Pilgrim’s Pride Corp. (a)	2,600	38,844
Pinnacle Foods, Inc.	1,300	31,395
Smithfield Foods, Inc. (a)	5,385	176,359
WhiteWave Foods Co. (Class A) (a)(b)	6,096	99,060

		1,523,915

GAS UTILITIES — 1.2%
AGL Resources, Inc.	5,091	218,200
Atmos Energy Corp.	3,975	163,214
National Fuel Gas Co.	3,569	206,824
Piedmont Natural Gas Co., Inc.	3,242	109,385
Questar Corp.	7,539	179,805
UGI Corp.	4,985	194,963
WGL Holdings, Inc.	2,271	98,153

		1,170,544

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Align Technology, Inc. (a)(b)	3,100	114,824
DENTSPLY International, Inc.	6,191	253,583
Hologic, Inc. (a)	11,763	227,026
IDEXX Laboratories, Inc. (a)(b)	2,302	206,674
ResMed, Inc. (b)	6,221	280,754
Sirona Dental Systems, Inc. (a)	2,414	159,034
STERIS Corp.	2,569	110,159
Teleflex, Inc.	1,805	139,869
The Cooper Cos., Inc.	2,126	253,100

		1,745,023

HEALTH CARE PROVIDERS & SERVICES — 2.5%
athenahealth, Inc. (a)(b)	1,599	135,467
Brookdale Senior Living, Inc. (a)	4,309	113,930
Centene Corp. (a)	2,300	120,658
Community Health Systems, Inc.	4,059	190,286
Health Management Associates, Inc. (Class A) (a)	11,200	176,064
Health Net, Inc. (a)	3,483	110,829
HMS Holdings Corp. (a)	3,838	89,425
LifePoint Hospitals, Inc. (a)	2,059	100,561
MEDNAX, Inc. (a)	2,203	201,751
Omnicare, Inc.	4,498	214,600
Owens & Minor, Inc. (b)	2,787	94,284
Patterson Cos., Inc.	3,672	138,067
Team Health Holdings, Inc. (a)	2,926	120,171
Tenet Healthcare Corp. (a)	4,486	206,805
Universal Health Services, Inc. (Class B)	3,817	255,586
WellCare Health Plans, Inc. (a)	1,903	105,712

		2,374,196

HOTELS, RESTAURANTS & LEISURE — 2.1%
Bally Technologies, Inc. (a)(b)	1,701	95,970
Bloomin’ Brands, Inc. (a)	1,900	47,272
Brinker International, Inc. (b)	3,018	119,000
Burger King Worldwide, Inc. (b)	2,778	54,199
Choice Hotels International, Inc. (b)	1,199	47,588
Darden Restaurants, Inc.	5,598	282,587
Domino’s Pizza, Inc.	2,400	139,560
Dunkin’ Brands Group, Inc.	3,136	134,284
International Game Technology	11,231	187,670
MGM Resorts International (a)	16,083	237,707
Norwegian Cruise Line Holdings, Ltd. (a)	1,100	33,341
Panera Bread Co. (Class A) (a)	1,236	229,822
Penn National Gaming, Inc. (a)	2,944	155,620
SeaWorld Entertainment, Inc.	1,144	40,154
Six Flags Entertainment Corp.	4,212	148,094

		1,952,868

HOUSEHOLD DURABLES — 2.8%
D.R. Horton, Inc.	12,114	257,786
Harman International Industries, Inc.	2,897	157,017
Jarden Corp. (a)	4,357	190,619
Leggett & Platt, Inc. (b)	6,172	191,887
Lennar Corp. (Class A) (b)	7,173	258,515
Mohawk Industries, Inc. (a)	2,663	299,561
Newell Rubbermaid, Inc.	12,516	328,545
NVR, Inc. (a)	207	190,854
Pulte Group, Inc. (a)	14,786	280,490
Taylor Morrison Home Corp. (Class A) (a)	1,239	30,207
Tempur Sealy International, Inc. (a)	2,633	115,589
Toll Brothers, Inc. (a)	6,528	213,009

See accompanying notes to financial statements.

180

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Tupperware Brands Corp.	2,279	$177,055

		2,691,134

HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc.	2,720	273,387
Spectrum Brands Holdings, Inc.	1,000	56,870

		330,257

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
NRG Energy, Inc.	13,935	372,064

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,792	173,970
Seaboard Corp.	14	37,912

		211,882

INSURANCE — 6.0%
Alleghany Corp. (a)	743	284,799
Allied World Assurance Company Holdings, Ltd.	1,451	132,781
American Financial Group, Inc.	3,300	161,403
American National Insurance Co.	319	31,731
Amtrust Financial Services, Inc. (b)	1,200	42,840
Arch Capital Group, Ltd. (a)	5,795	297,921
Arthur J. Gallagher & Co.	5,543	242,174
Aspen Insurance Holdings, Ltd.	2,973	110,269
Assurant, Inc.	3,375	171,821
Assured Guaranty, Ltd.	8,355	184,311
Axis Capital Holdings, Ltd.	4,802	219,836
Brown & Brown, Inc.	5,087	164,005
Cincinnati Financial Corp.	6,367	292,245
CNO Financial Group, Inc.	9,600	124,416
Erie Indemnity Co. (Class A)	1,124	89,572
Everest Re Group, Ltd.	2,150	275,759
Fidelity National Financial, Inc. (Class A)	9,242	220,052
First American Financial Corp.	4,737	104,404
Genworth Financial, Inc. (Class A) (a)	21,403	244,208
HCC Insurance Holdings, Inc.	4,331	186,709
Markel Corp. (a)	570	300,362
Mercury General Corp.	1,616	71,039
Old Republic International Corp.	10,422	134,131
PartnerRe, Ltd.	2,563	232,105
ProAssurance Corp.	2,704	141,041
Protective Life Corp.	3,442	132,207
Reinsurance Group of America, Inc.	3,149	217,627
RenaissanceRe Holdings, Ltd.	1,943	168,633
Torchmark Corp.	4,025	262,189
Validus Holdings, Ltd.	4,249	153,474
W.R. Berkley Corp.	4,742	193,758
White Mountains Insurance Group, Ltd.	228	131,086

		5,718,908

INTERNET & CATALOG RETAIL — 0.5%
Groupon, Inc. (a)	11,844	100,674
HomeAway, Inc. (a)(b)	1,418	45,858
HSN, Inc.	1,525	81,923
TripAdvisor, Inc. (a)(b)	4,747	288,950

		517,405

INTERNET SOFTWARE & SERVICES — 0.8%
Akamai Technologies, Inc. (a)	7,735	329,124
AOL, Inc. (a)	3,324	121,259
CoStar Group, Inc. (a)	1,180	152,303
IAC/InterActiveCorp.	3,316	157,709

		760,395

IT SERVICES — 3.4%
Alliance Data Systems Corp. (a)(b)	2,097	379,620
Amdocs, Ltd.	7,000	259,630
Booz Allen Hamilton Holding Corp.	1,640	28,503
Broadridge Financial Solutions, Inc.	5,285	140,475
Computer Sciences Corp.	6,461	282,798
CoreLogic, Inc. (a)	4,100	94,997
DST Systems, Inc.	1,334	87,150
FleetCor Technologies, Inc. (a)	2,809	228,372
Gartner, Inc. (a)	4,012	228,644
Genpact, Ltd.	5,939	114,266
Global Payments, Inc.	3,359	155,589
Jack Henry & Associates, Inc.	3,696	174,192
Lender Processing Services, Inc.	3,674	118,854
MAXIMUS, Inc.	1,500	111,720
NeuStar, Inc. (Class A) (a)	2,813	136,937
SAIC, Inc.	12,302	171,367
Syntel, Inc.	739	46,461
Total System Services, Inc.	6,978	170,821
Vantiv, Inc. (a)	3,948	108,965
VeriFone Systems, Inc. (a)	4,770	80,184
WEX, Inc. (a)	1,700	130,390

		3,249,935

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	3,900	124,605
Hasbro, Inc. (b)	4,948	221,819
Polaris Industries, Inc.	2,804	266,380

		612,804

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (a)	886	99,409
Bruker Corp. (a)	4,125	66,619
Charles River Laboratories International, Inc. (a)	2,117	86,861
Covance, Inc. (a)	2,422	184,411
Illumina, Inc. (a)	5,364	401,442
PerkinElmer, Inc.	4,821	156,682
Techne Corp.	1,522	105,140

		1,100,564

MACHINERY — 4.8%
AGCO Corp.	4,264	214,010
CLARCOR, Inc.	2,101	109,693
Colfax Corp. (a)	3,615	188,378
Crane Co.	2,122	127,150
Donaldson Co., Inc.	5,842	208,326
Gardner Denver, Inc.	2,164	162,689
Graco, Inc.	2,680	169,403
IDEX Corp.	3,526	189,734
ITT Corp.	3,900	114,699
Kennametal, Inc.	3,381	131,284
Lincoln Electric Holdings, Inc.	3,544	202,965

See accompanying notes to financial statements.

181

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Middleby Corp. (a)	825	$140,324
Nordson Corp.	2,400	166,344
Oshkosh Corp. (a)	3,836	145,653
Pall Corp.	4,788	318,067
Snap-On, Inc.	2,561	228,902
SPX Corp.	2,069	148,927
Terex Corp. (a)	4,803	126,319
The Manitowoc Co., Inc.	5,835	104,505
The Toro Co.	2,462	111,799
Timken Co.	3,499	196,924
Trinity Industries, Inc.	3,406	130,927
Valmont Industries, Inc.	1,040	148,814
WABCO Holdings, Inc. (a)	2,676	199,870
Wabtec Corp.	4,200	224,406
Woodward, Inc.	2,578	103,120
Xylem, Inc.	8,000	215,520

		4,528,752

MARINE — 0.2%
Kirby Corp. (a)(b)	2,498	198,691

MEDIA — 1.6%
AMC Networks, Inc. (Class A) (a)	2,545	166,468
Cablevision Systems Corp. (Class A) (b)	9,438	158,747
Cinemark Holdings, Inc.	4,400	122,848
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,754	13,085
Gannett Co., Inc.	9,922	242,692
John Wiley & Sons, Inc. (Class A) (b)	1,959	78,536
Lamar Advertising Co. (Class A) (a)	2,439	105,853
Morningstar, Inc.	994	77,115
Regal Entertainment Group	3,489	62,453
The Interpublic Group of Cos., Inc.	18,232	265,276
The Madison Square Garden Co. (Class A) (a)	2,689	159,323
The Washington Post Co. (Class B) (b)	200	96,754

		1,549,150

METALS & MINING — 1.2%
Allegheny Technologies, Inc. (b)	4,667	122,789
Allied Nevada Gold Corp. (a)(b)	4,133	26,782
Carpenter Technology Corp.	1,945	87,661
Cliffs Natural Resources, Inc. (b)	6,700	108,875
Coeur Mines, Inc. (a)	4,473	59,491
Compass Minerals International, Inc. (b)	1,464	123,752
Reliance Steel & Aluminum Co.	3,359	220,216
Royal Gold, Inc.	2,858	120,265
Steel Dynamics, Inc.	9,562	142,569
United States Steel Corp. (b)	6,267	109,860
Walter Energy, Inc. (b)	2,795	29,068

		1,151,328

MULTI-UTILITIES — 1.6%
Alliant Energy Corp.	4,788	241,411
CMS Energy Corp.	11,466	311,531
Integrys Energy Group, Inc.	3,447	201,753
MDU Resources Group, Inc.	8,218	212,928
SCANA Corp.	6,026	295,877
TECO Energy, Inc. (b)	8,808	151,410
Vectren Corp.	3,612	122,194

		1,537,104

MULTILINE RETAIL — 0.3%
Dillard’s, Inc. (Class A)	1,349	110,578
J.C. Penney Co., Inc. (a)(b)	6,300	107,604
Sears Holdings Corp. (a)(b)	1,600	67,328

		285,510

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	2,155	93,613

OIL, GAS & CONSUMABLE FUELS — 3.3%
Berry Petroleum Co. (Class A)	1,980	83,794
Cheniere Energy, Inc. (a)	10,430	289,537
Cimarex Energy Co.	3,706	240,853
CVR Energy, Inc. (b)	649	30,763
Energen Corp.	3,174	165,873
Gulfport Energy Corp. (a)	3,000	141,210
Kodiak Oil & Gas Corp. (a)(b)	11,700	104,013
Laredo Petroleum Holdings, Inc. (a)	990	20,354
Newfield Exploration Co. (a)	5,856	139,900
Oasis Petroleum, Inc. (a)	3,057	118,825
QEP Resources, Inc.	7,765	215,712
Rosetta Resources, Inc. (a)	2,627	111,700
SandRidge Energy, Inc. (a)(b)	15,414	73,371
SM Energy Co.	2,909	174,482
Targa Resources Corp.	1,270	81,699
Teekay Corp. (b)	1,676	68,096
Tesoro Corp.	5,853	306,229
Ultra Petroleum Corp. (a)	6,636	131,525
Western Refining, Inc. (b)	2,372	66,582
Whiting Petroleum Corp. (a)	5,181	238,792
World Fuel Services Corp.	3,183	127,256
WPX Energy, Inc. (a)(b)	8,616	163,187

		3,093,753

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	1,430	95,095
Louisiana-Pacific Corp. (a)	6,136	90,751

		185,846

PERSONAL PRODUCTS — 0.4%
Coty, Inc. (Class A) (a)	2,500	42,950
Herbalife, Ltd. (b)	4,440	200,422
Nu Skin Enterprises, Inc. (Class A)	2,226	136,053

		379,425

PHARMACEUTICALS — 1.0%
Endo Health Solutions, Inc. (a)	4,825	177,512
Hospira, Inc. (a)(b)	7,186	275,295
Jazz Pharmaceuticals PLC (a)	2,200	151,206
Salix Pharmaceuticals, Ltd. (a)	2,289	151,417
Warner Chilcott PLC (Class A)	7,711	153,295

		908,725

PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp. (b)	1,700	165,665
Equifax, Inc.	5,206	306,790
Manpower, Inc.	3,378	185,114
Robert Half International, Inc.	6,032	200,443

See accompanying notes to financial statements.

182

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Towers Watson & Co. (Class A)	2,486	$203,703

		1,061,715

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Alexandria Real Estate Equities, Inc.	3,007	197,620
American Campus Communities, Inc.	4,499	182,929
Apartment Investment & Management Co. (Class A)	6,305	189,402
BioMed Realty Trust, Inc.	8,112	164,106
BRE Properties, Inc.	3,297	164,916
Camden Property Trust	3,721	257,270
CBL & Associates Properties, Inc.	7,124	152,596
Chimera Investment Corp.	44,486	133,458
Corrections Corp. of America	5,027	170,265
CYS Investments, Inc. (b)	7,700	70,917
DDR Corp.	10,814	180,053
Douglas Emmett, Inc.	5,768	143,912
Duke Realty Corp.	13,944	217,387
EPR Properties	2,057	103,405
Equity Lifestyle Properties, Inc.	1,715	134,782
Equity One, Inc.	2,700	61,101
Essex Property Trust, Inc.	1,671	265,555
Extra Space Storage, Inc.	4,536	190,194
Federal Realty Investment Trust	2,859	296,421
Hatteras Financial Corp.	4,284	105,558
Healthcare Trust of America, Inc.	2,408	27,042
Highwoods Properties, Inc.	3,548	126,344
Home Properties, Inc.	2,275	148,717
Hospitality Properties Trust	6,057	159,178
Invesco Mortgage Capital, Inc.	5,800	96,048
Kilroy Realty Corp.	3,290	174,403
LaSalle Hotel Properties	4,200	103,740
Liberty Property Trust	5,254	194,188
Mack-Cali Realty Corp.	3,670	89,878
MFA Financial, Inc.	15,773	133,282
Mid-America Apartment Communities, Inc.	1,861	126,120
National Retail Properties, Inc. (b)	5,102	175,509
OMEGA Healthcare Investors, Inc. (b)	4,976	154,356
Piedmont Office Realty Trust, Inc. (Class A)	7,293	130,399
Post Properties, Inc.	2,400	118,776
Rayonier, Inc.	5,492	304,202
Realty Income Corp.	8,545	358,206
Regency Centers Corp.	3,972	201,817
Retail Properties of America, Inc. (Class A) (b)	1,426	20,363
RLJ Lodging Trust	5,298	119,152
Senior Housing Properties Trust	8,184	212,211
SL Green Realty Corp.	3,920	345,705
Starwood Property Trust, Inc.	7,043	174,314
Tanger Factory Outlet Centers, Inc.	4,064	135,981
Taubman Centers, Inc.	2,788	209,518
Two Harbors Investment Corp.	15,350	157,338
UDR, Inc.	10,820	275,802
Weingarten Realty Investors	4,917	151,296
WP Carey, Inc.	2,418	159,999

		8,165,731

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
CBRE Group, Inc. (a)	13,200	308,352
Forest City Enterprises, Inc. (Class A) (a)	6,200	111,042
Jones Lang LaSalle, Inc.	1,940	176,812
Realogy Holdings Corp. (a)	5,087	244,379
The Howard Hughes Corp. (a)	1,238	138,767

		979,352

ROAD & RAIL — 1.5%
AMERCO, Inc.	320	51,808
Avis Budget Group, Inc. (a)	4,725	135,844
Genesee & Wyoming, Inc. (Class A) (a)	2,172	184,272
Hertz Global Holdings, Inc. (a)	17,401	431,545
J.B. Hunt Transport Services, Inc.	3,887	280,797
Landstar System, Inc.	2,043	105,214
Old Dominion Freight Line, Inc. (a)	3,100	129,022
Ryder Systems, Inc.	2,264	137,629

		1,456,131

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Atmel Corp. (a)	18,550	136,342
Cree, Inc. (a)(b)	5,138	328,113
First Solar, Inc. (a)	2,849	127,436
Freescale Semiconductor, Ltd. (a)	2,200	29,810
Lam Research Corp. (a)	7,051	312,641
LSI Corp. (a)	23,737	169,482
Marvell Technology Group, Ltd.	18,700	218,977
ON Semiconductor Corp. (a)	19,774	159,774
Skyworks Solutions, Inc. (a)	8,247	180,527
Teradyne, Inc. (a)	8,230	144,601

		1,807,703

SOFTWARE — 3.2%
Ansys, Inc. (a)	3,993	291,888
Aspen Technology, Inc. (a)	4,100	118,039
Cadence Design Systems, Inc. (a)	12,268	177,641
CommVault Systems, Inc. (a)	1,900	144,191
Compuware Corp.	9,373	97,011
Concur Technologies, Inc. (a)(b)	2,009	163,492
Electronic Arts, Inc. (a)	13,118	301,320
FactSet Research Systems, Inc. (b)	1,793	182,778
Fortinet, Inc. (a)	5,883	102,952
Informatica Corp. (a)	4,739	165,770
MICROS Systems, Inc. (a)(b)	3,394	146,451
NetSuite, Inc. (a)	1,231	112,932
PTC, Inc. (a)	5,166	126,722
ServiceNow, Inc. (a)	581	23,467
SolarWinds, Inc. (a)	2,701	104,826
Solera Holdings, Inc.	3,029	168,564
Splunk, Inc. (a)	1,202	55,725
Synopsys, Inc. (a)	6,675	238,631
Tableau Software, Inc. (Class A) (a)	300	16,626
TIBCO Software, Inc. (a)	6,844	146,462
Ultimate Software Group, Inc. (a)	1,200	140,748

		3,026,236

SPECIALTY RETAIL — 4.3%
Aaron’s, Inc.	3,098	86,775

See accompanying notes to financial statements.

183

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Abercrombie & Fitch Co. (Class A)	3,399	$153,805
Advance Auto Parts, Inc.	3,144	255,198
American Eagle Outfitters, Inc.	7,542	137,717
Ascena Retail Group, Inc. (a)	5,590	97,546
AutoNation, Inc. (a)	1,705	73,980
Best Buy Co., Inc.	11,700	319,761
Cabela’s, Inc. (a)	2,032	131,592
Chico’s FAS, Inc.	7,050	120,273
Dick’s Sporting Goods, Inc.	4,312	215,859
DSW, Inc. (Class A)	1,419	104,254
Foot Locker, Inc.	6,539	229,715
GameStop Corp. (Class A) (b)	5,135	215,824
GNC Holdings, Inc. (Class A)	3,137	138,687
Guess?, Inc.	2,701	83,812
Penske Automotive Group, Inc.	1,900	58,026
Pier 1 Imports, Inc.	4,500	105,705
Sally Beauty Holdings, Inc. (a)	6,641	206,535
Signet Jewelers, Ltd.	3,467	233,780
The Buckle, Inc. (b)	1,200	62,424
Tractor Supply Co.	3,049	358,593
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,606	261,017
Urban Outfitters, Inc. (a)	4,809	193,418
Williams-Sonoma, Inc.	3,697	206,625

		4,050,921

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter’s, Inc.	2,243	166,139
Fossil Group, Inc. (a)	2,253	232,757
Hanesbrands, Inc.	4,232	217,610
PVH Corp.	3,541	442,802
Under Armour, Inc. (Class A) (a)(b)	3,414	203,850

		1,263,158

THRIFTS & MORTGAGE FINANCE — 1.0%
Hudson City Bancorp, Inc.	20,556	188,293
Nationstar Mortgage Holdings, Inc. (a)(b)	755	28,267
New York Community Bancorp, Inc. (b)	19,100	267,400
Ocwen Financial Corp. (a)	5,102	210,304
People’s United Financial, Inc. (b)	14,653	218,330
TFS Financial Corp. (a)	3,533	39,570

		952,164

TOBACCO — 0.2%
United Rentals, Inc. (a)(b)	4,096	204,431

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	3,233	89,198
GATX Corp.	2,061	97,753
MRC Global, Inc. (a)	4,435	122,495
MSC Industrial Direct Co., Inc. (Class A)	2,058	159,413
Textainer Group Holdings, Ltd. (b)	737	28,330
Watsco, Inc.	1,309	109,904
WESCO International, Inc. (a)(b)	1,922	130,619

		737,712

WATER UTILITIES — 0.5%
American Water Works Co., Inc.	7,686	316,894
Aqua America, Inc.	6,082	190,306

		507,200

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Clearwire Corp. (Class A) (a)(b)	19,400	96,612
T-Mobile US, Inc. (a)	7,209	178,855
Telephone & Data Systems, Inc.	4,435	109,323
US Cellular Corp.	610	22,381

		407,171

TOTAL COMMON STOCKS —
(Cost $74,341,194)		94,820,656

SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	6,728,512	6,728,512
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	467,842	467,842

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,196,354)		7,196,354

TOTAL INVESTMENTS — 107.4% (g)
(Cost $81,537,548)		102,017,010
OTHER ASSETS & LIABILITIES — (7.4)%		(7,008,842)

NET ASSETS — 100.0%		$95,008,168

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security’s value is determined based on level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

184

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
BE Aerospace, Inc. (a)	14,267	$899,962
Triumph Group, Inc.	4,138	327,523

		1,227,485

AIRLINES — 0.6%
Alaska Air Group, Inc. (a)	9,600	499,200

AUTO COMPONENTS — 0.5%
Gentex Corp.	19,636	452,610

AUTOMOBILES — 0.3%
Thor Industries, Inc. (b)	6,041	297,096

BIOTECHNOLOGY — 3.1%
United Therapeutics Corp. (a)	6,352	418,089
Vertex Pharmaceuticals, Inc. (a)	30,274	2,417,984

		2,836,073

BUILDING PRODUCTS — 1.4%
Fortune Brands Home & Security, Inc.	22,536	873,044
Lennox International, Inc.	6,281	405,376

		1,278,420

CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc. (a)	7,170	1,175,450
Eaton Vance Corp.	16,613	624,482
Greenhill & Co., Inc.	1,908	87,272
Raymond James Financial, Inc.	9,010	387,250
SEI Investments Co.	10,651	302,808
Waddell & Reed Financial, Inc. (Class A)	11,760	511,560

		3,088,822

CHEMICALS — 2.8%
Albemarle Corp. (b)	7,247	451,416
Ashland, Inc.	5,253	438,625
Cytec Industries, Inc.	3,457	253,225
NewMarket Corp. (b)	1,476	387,539
RPM International, Inc.	8,889	283,915
Valspar Corp.	11,206	724,692

		2,539,412

COMMERCIAL BANKS — 2.8%
Cathay General Bancorp	10,072	204,965
City National Corp. (b)	6,518	413,046
First Horizon National Corp. (b)	16,200	181,440
Fulton Financial Corp.	14,877	170,788
Signature Bank (a)	6,401	531,411
SVB Financial Group (a)	6,195	516,167
Synovus Financial Corp.	108,377	316,461
Webster Financial Corp.	6,824	175,240

		2,509,518

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Clean Harbors, Inc. (a)	7,273	367,505
Copart, Inc. (a)	14,594	449,495
Deluxe Corp.	2,968	102,841
Herman Miller, Inc.	3,530	95,557
Mine Safety Appliances Co.	1,931	89,888
Rollins, Inc.	4,994	129,345
Waste Connections, Inc. (b)	8,564	352,323

		1,586,954

COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)(b)	13,929	270,501
InterDigital, Inc. (b)	5,583	249,281
Plantronics, Inc.	3,590	157,673
Riverbed Technology, Inc. (a)	22,323	347,346

		1,024,801

COMPUTERS & PERIPHERALS — 1.2%
3D Systems Corp. (a)(b)	12,630	554,457
NCR Corp. (a)	14,833	489,341

		1,043,798

CONSTRUCTION MATERIALS — 0.8%
Eagle Materials, Inc.	6,382	422,935
Martin Marietta Materials, Inc. (b)	3,046	299,787

		722,722

CONTAINERS & PACKAGING — 0.9%
Packaging Corp. of America	13,431	657,582
Silgan Holdings, Inc.	2,991	140,457

		798,039

DISTRIBUTORS — 1.2%
LKQ Corp. (a)	40,794	1,050,446

DIVERSIFIED CONSUMER SERVICES — 0.8%
Service Corp. International	28,914	521,319
Sotheby’s (b)	6,126	232,237

		753,556

DIVERSIFIED FINANCIAL SERVICES — 0.7%
CBOE Holdings, Inc.	7,155	333,709
MSCI, Inc. (Class A) (a)	9,936	330,571

		664,280

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
tw telecom, Inc. (a)	20,567	578,755

ELECTRIC UTILITIES — 0.1%
PNM Resources, Inc.	5,687	126,195

ELECTRICAL EQUIPMENT — 2.5%
Acuity Brands, Inc. (b)	3,649	275,573
AMETEK, Inc.	33,290	1,408,167
Hubbell, Inc. (Class B)	4,197	415,503
Regal-Beloit Corp.	3,299	213,907

		2,313,150

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Itron, Inc. (a)	5,444	230,989
Mettler-Toledo International, Inc. (a)	4,168	838,601
National Instruments Corp.	13,017	363,695
Trimble Navigation, Ltd. (a)	34,970	909,570

		2,342,855

ENERGY EQUIPMENT & SERVICES — 2.0%
CARBO Ceramics, Inc. (b)	1,335	90,019
Dresser-Rand Group, Inc. (a)	4,709	282,446
Dril-Quip, Inc. (a)	2,512	226,808
Oceaneering International, Inc.	8,539	616,516
Oil States International, Inc. (a)	4,376	405,393

See accompanying notes to financial statements.

185

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Patterson-UTI Energy, Inc.	10,182	$197,072

		1,818,254

FOOD & STAPLES RETAILING — 0.3%
SUPERVALU, Inc. (b)	12,380	77,004
United Natural Foods, Inc. (a)	3,387	182,864

		259,868

FOOD PRODUCTS — 2.3%
Flowers Foods, Inc.	11,544	254,534
Green Mountain Coffee Roasters, Inc. (a)(b)	11,048	829,263
Ingredion, Inc.	10,625	697,212
Lancaster Colony Corp.	1,211	94,446
Tootsie Roll Industries, Inc. (b)	1,503	47,765
WhiteWave Foods Co. (Class A) (a)(b)	9,286	150,898

		2,074,118

HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Hologic, Inc. (a)	19,551	377,334
IDEXX Laboratories, Inc. (a)(b)	7,435	667,514
Masimo Corp.	3,930	83,316
ResMed, Inc. (b)	19,452	877,869
The Cooper Cos., Inc.	6,665	793,468
Thoratec Corp. (a)	7,857	246,003

		3,045,504

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Henry Schein, Inc. (a)	7,015	671,686
HMS Holdings Corp. (a)	11,921	277,760
MEDNAX, Inc. (a)	3,583	328,131

		1,277,577

HOTELS, RESTAURANTS & LEISURE — 2.2%
Bally Technologies, Inc. (a)(b)	5,249	296,149
Bob Evans Farms, Inc.	3,847	180,732
Brinker International, Inc. (b)	6,636	261,657
Domino’s Pizza, Inc.	4,664	271,212
Life Time Fitness, Inc. (a)(b)	2,496	125,075
Panera Bread Co. (Class A) (a)	3,858	717,356
The Cheesecake Factory, Inc.	3,783	158,470

		2,010,651

HOUSEHOLD DURABLES — 3.5%
Jarden Corp. (a)	13,797	603,619
KB Home	11,261	221,054
M.D.C. Holdings, Inc.	5,334	173,408
Mohawk Industries, Inc. (a)	5,325	599,009
NVR, Inc. (a)	400	368,800
Tempur Sealy International, Inc. (a)	4,847	212,783
Toll Brothers, Inc. (a)	20,629	673,124
Tupperware Brands Corp.	4,358	338,573

		3,190,370

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	10,745	663,074

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	5,046	314,416

INSURANCE — 2.0%
Alleghany Corp. (a)	1,208	463,039
Arthur J. Gallagher & Co.	9,000	393,210
Brown & Brown, Inc.	8,891	286,646
Fidelity National Financial, Inc. (Class A)	16,053	382,222
First American Financial Corp.	14,811	326,434

		1,851,551

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	4,889	262,637

INTERNET SOFTWARE & SERVICES — 2.4%
AOL, Inc. (a)	4,531	165,291
Equinix, Inc. (a)(b)	6,732	1,243,535
Rackspace Hosting, Inc. (a)	15,071	571,040
ValueClick, Inc. (a)	9,748	240,581

		2,220,447

IT SERVICES — 4.8%
Acxiom Corp. (a)	6,392	144,971
Alliance Data Systems Corp. (a)(b)	6,758	1,223,401
Broadridge Financial Solutions, Inc.	7,831	208,148
CoreLogic, Inc. (a)	13,098	303,481
Gartner, Inc. (a)	12,764	727,420
Global Payments, Inc.	5,539	256,566
Jack Henry & Associates, Inc.	7,393	348,432
Lender Processing Services, Inc.	5,826	188,471
NeuStar, Inc. (Class A) (a)	9,020	439,094
VeriFone Systems, Inc. (a)	7,282	122,410
WEX, Inc. (a)	5,330	408,811

		4,371,205

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc.	8,775	833,625

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Charles River Laboratories International, Inc. (a)	6,720	275,722
Covance, Inc. (a)	4,528	344,762
Techne Corp.	2,528	174,634

		795,118

MACHINERY — 5.5%
CLARCOR, Inc.	3,010	157,152
Donaldson Co., Inc.	11,228	400,391
Graco, Inc.	8,383	529,889
IDEX Corp.	7,528	405,082
ITT Corp.	5,848	171,990
Lincoln Electric Holdings, Inc.	11,316	648,067
Nordson Corp.	7,732	535,905
Terex Corp. (a)	15,152	398,498
Timken Co.	10,955	616,547
Valmont Industries, Inc.	3,246	464,470
Wabtec Corp.	13,186	704,528

		5,032,519

MARINE — 0.4%
Kirby Corp. (a)(b)	4,276	340,113

MEDIA — 1.4%
AMC Networks, Inc. (Class A) (a)	7,900	516,739
Cinemark Holdings, Inc.	13,909	388,339
Lamar Advertising Co. (Class A) (a)	7,605	330,057

		1,235,135

See accompanying notes to financial statements.

186

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

METALS & MINING — 1.1%
Carpenter Technology Corp.	4,278	$192,809
Compass Minerals International, Inc. (b)	2,025	171,173
Royal Gold, Inc.	8,931	375,817
Worthington Industries, Inc.	7,237	229,485

		969,284

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	4,065	176,584

OIL, GAS & CONSUMABLE FUELS — 2.2%
Cimarex Energy Co.	5,098	331,319
HollyFrontier Corp.	27,770	1,188,000
Rosetta Resources, Inc. (a)	4,765	202,608
SM Energy Co.	5,204	312,136

		2,034,063

PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp. (a)	19,091	282,356

PHARMACEUTICALS — 0.7%
Endo Health Solutions, Inc. (a)	8,168	300,501
Mallinckrodt PLC (a)	8,000	363,440

		663,941

PROFESSIONAL SERVICES — 0.2%
The Corporate Executive Board Co.	2,702	170,820

REAL ESTATE INVESTMENT TRUSTS — 8.7%
American Campus Communities, Inc.	6,865	279,131
BRE Properties, Inc.	4,362	218,187
Camden Property Trust	5,829	403,017
Corporate Office Properties Trust	4,836	123,318
Corrections Corp. of America	15,704	531,894
Duke Realty Corp.	19,836	309,243
Equity One, Inc.	3,682	83,324
Essex Property Trust, Inc.	2,553	405,723
Extra Space Storage, Inc.	14,192	595,071
Federal Realty Investment Trust	5,090	527,731
Highwoods Properties, Inc.	6,645	236,628
Home Properties, Inc.	3,199	209,119
Kilroy Realty Corp.	4,862	257,735
National Retail Properties, Inc. (b)	7,507	258,241
OMEGA Healthcare Investors, Inc. (b)	15,841	491,388
Potlatch Corp.	3,135	126,779
Rayonier, Inc.	10,441	578,327
Realty Income Corp.	15,211	637,645
Regency Centers Corp.	6,958	353,536
Senior Housing Properties Trust	12,860	333,460
Taubman Centers, Inc.	5,140	386,271
UDR, Inc.	14,440	368,076
Weingarten Realty Investors	7,455	229,390

		7,943,234

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	6,073	553,493

ROAD & RAIL — 1.6%
Genesee & Wyoming, Inc. (Class A) (a)	4,164	353,274
J.B. Hunt Transport Services, Inc.	12,378	894,187
Landstar System, Inc.	3,920	201,880

		1,449,341

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Atmel Corp. (a)	58,709	431,511
Cree, Inc. (a)(b)	16,055	1,025,272
Cypress Semiconductor Corp. (a)(b)	8,704	93,394
Integrated Device Technology, Inc. (a)	10,612	84,259
RF Micro Devices, Inc. (a)	17,396	93,069
Semtech Corp. (a)	9,082	318,143
Silicon Laboratories, Inc. (a)	2,815	116,569
Skyworks Solutions, Inc. (a)	26,101	571,351

		2,733,568

SOFTWARE — 5.7%
ACI Worldwide, Inc. (a)	5,419	251,875
Advent Software, Inc. (a)	2,179	76,396
Ansys, Inc. (a)	8,165	596,861
Cadence Design Systems, Inc. (a)	38,766	561,332
CommVault Systems, Inc. (a)	5,930	450,028
Concur Technologies, Inc. (a)(b)	6,302	512,857
FactSet Research Systems, Inc. (b)	3,107	316,727
Fair Isaac Corp.	4,940	226,400
Mentor Graphics Corp.	13,025	254,639
MICROS Systems, Inc. (a)(b)	5,192	224,035
PTC, Inc. (a)	7,481	183,509
SolarWinds, Inc. (a)	8,458	328,255
Solera Holdings, Inc.	5,966	332,008
Synopsys, Inc. (a)	11,129	397,862
TIBCO Software, Inc. (a)	21,329	456,440

		5,169,224

SPECIALTY RETAIL — 6.5%
Advance Auto Parts, Inc.	5,168	419,487
American Eagle Outfitters, Inc.	23,981	437,893
ANN, Inc. (a)	6,405	212,646
Ascena Retail Group, Inc. (a)	17,436	304,258
Cabela’s, Inc. (a)(b)	6,390	413,816
Chico’s FAS, Inc.	22,243	379,466
CST Brands, Inc. (a)(b)	4,046	124,657
Dick’s Sporting Goods, Inc.	13,692	685,421
Foot Locker, Inc.	20,529	721,184
Office Depot, Inc. (a)(b)	20,848	80,682
Signet Jewelers, Ltd.	5,041	339,915
Tractor Supply Co.	9,551	1,123,293
Williams-Sonoma, Inc.	11,788	658,831

		5,901,549

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Carter’s, Inc.	6,945	514,416
Hanesbrands, Inc.	13,510	694,684
Under Armour, Inc. (Class A) (a)(b)	10,662	636,628

		1,845,728

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	14,246	268,964

TOBACCO — 0.5%
United Rentals, Inc. (a)(b)	8,826	440,506

TRADING COMPANIES & DISTRIBUTORS — 0.8%
MSC Industrial Direct Co., Inc. (Class A)	6,361	492,723

See accompanying notes to financial statements.

187

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Watsco, Inc.	2,432	$204,191

		696,914

WATER UTILITIES — 0.4%
Aqua America, Inc.	10,417	325,948

TOTAL COMMON STOCKS —
(Cost $79,553,788)		90,955,886

SHORT TERM INVESTMENTS — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,435,632	6,435,632
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	378,499	378,499

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,814,131)		6,814,131

TOTAL INVESTMENTS — 107.4% (f)
(Cost $86,367,919)		97,770,017
OTHER ASSETS & LIABILITIES — (7.4)%		(6,766,803)

NET ASSETS — 100.0%		$91,003,214

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

188

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
Alliant Techsystems, Inc.	2,283	$187,959
Esterline Technologies Corp. (a)	2,243	162,147
Exelis, Inc.	13,601	187,558
Huntington Ingalls Industries, Inc.	3,600	203,328
Triumph Group, Inc.	1,448	114,609

		855,601

AIR FREIGHT & LOGISTICS — 0.3%
UTI Worldwide, Inc. (b)	7,458	122,833

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	16,133	101,638

CAPITAL MARKETS — 1.5%
Apollo Investment Corp.	15,938	123,360
Federated Investors, Inc. (Class B) (b)	6,851	187,786
Greenhill & Co., Inc. (b)	853	39,016
Janus Capital Group, Inc. (b)	13,920	118,459
Raymond James Financial, Inc.	3,482	149,657
SEI Investments Co.	4,126	117,302

		735,580

CHEMICALS — 2.9%
Albemarle Corp. (b)	2,564	159,712
Ashland, Inc. (b)	2,547	212,675
Cabot Corp. (b)	4,321	161,692
Cytec Industries, Inc.	1,195	87,534
Intrepid Potash, Inc. (b)	3,856	73,457
Minerals Technologies, Inc.	2,522	104,259
Olin Corp.	5,772	138,066
RPM International, Inc.	4,876	155,739
Sensient Technologies Corp.	3,681	148,970
The Scotts Miracle-Gro Co. (Class A) (b)	2,774	134,012

		1,376,116

COMMERCIAL BANKS — 6.2%
Associated Banc-Corp. (b)	12,283	191,001
BancorpSouth, Inc. (b)	5,994	106,094
Bank of Hawaii Corp. (b)	3,215	161,779
Commerce Bancshares, Inc. (b)	5,635	245,461
Cullen/Frost Bankers, Inc. (b)	4,308	287,645
East West Bancorp, Inc.	9,883	271,782
First Horizon National Corp. (b)	8,900	99,680
First Niagara Financial Group, Inc.	25,434	256,120
FirstMerit Corp.	12,011	240,580
Fulton Financial Corp. (b)	6,245	71,693
Hancock Holding Co.	6,193	186,223
International Bancshares Corp. (b)	3,931	88,762
Prosperity Bancshares, Inc. (b)	3,417	176,966
TCF Financial Corp. (b)	11,746	166,558
Trustmark Corp.	4,829	118,697
Valley National Bancorp (b)	14,380	136,179
Webster Financial Corp. (b)	3,020	77,554
Westamerica Bancorporation (b)	1,973	90,146

		2,972,920

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Deluxe Corp. (b)	2,105	72,938
Herman Miller, Inc.	2,359	63,858
HNI Corp. (b)	3,225	116,326
Mine Safety Appliances Co.	1,238	57,629
R.R. Donnelley & Sons Co. (b)	12,981	181,864
Rollins, Inc. (b)	2,169	56,177
The Brink’s Co.	3,436	87,652
Waste Connections, Inc. (b)	4,439	182,621

		819,065

COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc. (b)	4,335	106,684
Plantronics, Inc.	1,233	54,153
Polycom, Inc. (a)(b)	12,534	132,109

		292,946

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc. (b)	4,557	153,525
Lexmark International, Inc. (Class A) (b)	4,628	141,478
NCR Corp. (a)	4,022	132,686

		427,689

CONSTRUCTION & ENGINEERING — 1.9%
Aecom Technology Corp. (a)	7,524	239,188
Granite Construction, Inc. (b)	2,560	76,186
KBR, Inc. (b)	10,735	348,887
URS Corp.	5,524	260,843

		925,104

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	1,688	166,133

CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc. (b)	4,864	268,542
Greif, Inc. (Class A) (b)	2,206	116,190
Rock-Tenn Co. (Class A) (b)	5,205	519,875
Silgan Holdings, Inc. (b)	1,710	80,302
Sonoco Products Co.	7,358	254,366

		1,239,275

DIVERSIFIED CONSUMER SERVICES — 1.0%
Apollo Group, Inc. (Class A) (a)	7,200	127,584
DeVry, Inc. (b)	4,167	129,260
Matthews International Corp. (Class A) (b)	2,015	75,966
Regis Corp. (b)	4,043	66,386
Sotheby’s (b)	1,662	63,006
Strayer Education, Inc. (b)	803	39,211

		501,413

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc. (b)	2,523	117,673
MSCI, Inc. (Class A) (a)	3,487	116,012

		233,685

ELECTRIC UTILITIES — 4.3%
Cleco Corp.	4,393	203,967
Great Plains Energy, Inc.	11,153	251,388
Hawaiian Electric Industries, Inc. (b)	7,120	180,207
IDACORP, Inc. (b)	3,601	171,984
NV Energy, Inc.	17,069	400,439
OGE Energy Corp.	7,173	489,198
PNM Resources, Inc.	2,746	60,934

See accompanying notes to financial statements.

189

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Westar Energy, Inc. (b)	9,208	$294,288

		2,052,405

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc. (b)	1,169	88,283
General Cable Corp. (b)	3,578	110,023
Hubbell, Inc. (Class B)	1,614	159,786
Regal-Beloit Corp. (b)	1,532	99,335

		457,427

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Arrow Electronics, Inc. (a)(b)	7,625	303,856
Avnet, Inc. (a)	9,946	334,186
Ingram Micro, Inc. (Class A) (a)	10,884	206,687
Tech Data Corp. (a)	2,723	128,226
Vishay Intertechnology, Inc. (a)(b)	9,502	131,983

		1,104,938

ENERGY EQUIPMENT & SERVICES — 3.8%
Atwood Oceanics, Inc. (a)(b)	4,145	215,747
CARBO Ceramics, Inc. (b)	738	49,763
Dresser-Rand Group, Inc. (a)	3,011	180,600
Dril-Quip, Inc. (a)	1,314	118,641
Helix Energy Solutions Group, Inc. (a)(b)	7,142	164,552
Oceaneering International, Inc.	3,275	236,455
Oil States International, Inc. (a)(b)	1,665	154,246
Patterson-UTI Energy, Inc. (b)	5,131	99,311
Superior Energy Services, Inc. (a)	11,511	298,595
Tidewater, Inc. (b)	3,546	202,016
Unit Corp. (a)(b)	3,142	133,786

		1,853,712

FOOD & STAPLES RETAILING — 0.6%
Harris Teeter Supermarkets, Inc. (b)	3,554	166,540
SUPERVALU, Inc. (b)	7,881	49,020
United Natural Foods, Inc. (a)	1,782	96,210

		311,770

FOOD PRODUCTS — 2.8%
Dean Foods Co. (a)	13,400	134,268
Flowers Foods, Inc.	6,329	139,543
Green Mountain Coffee Roasters, Inc. (a)(b)	3,143	235,914
Hillshire Brands Co.	8,968	296,662
Lancaster Colony Corp. (b)	748	58,337
Post Holdings, Inc. (a)	2,346	102,426
Smithfield Foods, Inc. (a)(b)	9,051	296,420
Tootsie Roll Industries, Inc. (b)	748	23,771
WhiteWave Foods Co. (Class A) (a)(b)	5,122	83,233

		1,370,574

GAS UTILITIES — 2.9%
Atmos Energy Corp.	6,598	270,914
National Fuel Gas Co. (b)	6,087	352,741
Questar Corp. (b)	12,695	302,776
UGI Corp. (b)	8,220	321,484
WGL Holdings, Inc. (b)	3,726	161,038

		1,408,953

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Hill-Rom Holdings, Inc. (b)	4,340	146,171
Hologic, Inc. (a)	9,056	174,781
Masimo Corp. (b)	1,628	34,514
STERIS Corp.	4,290	183,955
Teleflex, Inc. (b)	2,958	229,215

		768,636

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Community Health Systems, Inc.	6,796	318,596
Health Management Associates, Inc. (Class A) (a)	18,678	293,618
Health Net, Inc. (a)	5,708	181,629
Henry Schein, Inc. (a)(b)	2,595	248,471
LifePoint Hospitals, Inc. (a)	3,457	168,840
MEDNAX, Inc. (a)(b)	1,741	159,441
Omnicare, Inc. (b)	7,615	363,312
Owens & Minor, Inc. (b)	4,572	154,671
Universal Health Services, Inc. (Class B)	6,468	433,097
VCA Antech, Inc. (a)(b)	6,478	169,011
WellCare Health Plans, Inc. (a)	3,137	174,260

		2,664,946

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	12,812	165,787

HOTELS, RESTAURANTS & LEISURE — 1.3%
Brinker International, Inc. (b)	1,556	61,353
Domino’s Pizza, Inc. (b)	1,600	93,040
International Speedway Corp. (Class A)	1,843	57,999
Life Time Fitness, Inc. (a)(b)	1,514	75,867
Scientific Games Corp. (Class A) (a)(b)	3,746	42,142
The Cheesecake Factory, Inc. (b)	1,538	64,427
The Wendy’s Co. (b)	20,194	117,731
WMS Industries, Inc. (a)	3,943	100,586

		613,145

HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc. (a)	1,610	181,109
NVR, Inc. (a)(b)	129	118,938
Tempur Sealy International, Inc. (a)(b)	1,756	77,088
Tupperware Brands Corp. (b)	1,561	121,274

		498,409

HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	4,308	265,847
Energizer Holdings, Inc.	4,486	450,888

		716,735

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	1,984	123,623

INSURANCE — 7.8%
Alleghany Corp. (a)	584	223,853
American Financial Group, Inc.	5,465	267,293
Arthur J. Gallagher & Co.	4,416	192,935
Aspen Insurance Holdings, Ltd. (b)	4,921	182,520
Brown & Brown, Inc.	3,845	123,963

See accompanying notes to financial statements.

190

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Everest Re Group, Ltd.	3,610	$463,019
Fidelity National Financial, Inc. (Class A) (b)	7,022	167,194
HCC Insurance Holdings, Inc.	7,236	311,944
Kemper Corp.	3,918	134,191
Mercury General Corp. (b)	2,609	114,692
Old Republic International Corp.	17,579	226,242
Primerica, Inc.	3,290	123,178
Protective Life Corp.	5,711	219,359
Reinsurance Group of America, Inc.	5,203	359,579
StanCorp Financial Group, Inc. (b)	3,182	157,223
The Hanover Insurance Group, Inc. (b)	3,222	157,652
W.R. Berkley Corp. (b)	7,994	326,635

		3,751,472

INTERNET SOFTWARE & SERVICES — 0.3%
AOL, Inc. (a)	3,148	114,839
Monster Worldwide, Inc. (a)(b)	8,344	40,969

		155,808

IT SERVICES — 1.8%
Acxiom Corp. (a)	1,959	44,430
Broadridge Financial Solutions, Inc. (b)	4,668	124,076
Convergys Corp. (b)	7,631	133,008
DST Systems, Inc.	2,175	142,093
Global Payments, Inc. (b)	2,730	126,454
Jack Henry & Associates, Inc.	2,285	107,692
Lender Processing Services, Inc.	3,075	99,476
ManTech International Corp. (Class A) (b)	1,718	44,874
VeriFone Systems, Inc. (a)(b)	4,003	67,290

		889,393

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. (Class A) (a)	1,465	164,373
Covance, Inc. (a)(b)	1,598	121,672
Techne Corp. (b)	1,174	81,100

		367,145

MACHINERY — 5.2%
AGCO Corp.	7,042	353,438
CLARCOR, Inc. (b)	1,998	104,315
Crane Co.	3,476	208,282
Donaldson Co., Inc. (b)	3,818	136,150
Gardner Denver, Inc.	3,559	267,566
Harsco Corp.	5,807	134,664
IDEX Corp. (b)	1,969	105,952
ITT Corp. (b)	3,442	101,229
Kennametal, Inc. (b)	5,699	221,292
Oshkosh Corp. (a)	6,370	241,869
SPX Corp. (b)	3,411	245,524
Trinity Industries, Inc. (b)	5,779	222,145
Woodward, Inc. (b)	4,366	174,640

		2,517,066

MARINE — 0.5%
Kirby Corp. (a)(b)	1,839	146,274
Matson, Inc.	3,061	76,525

		222,799

MEDIA — 1.3%
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	5,150	132,149
John Wiley & Sons, Inc. (Class A) (b)	3,369	135,063
Meredith Corp. (b)	2,606	124,306
Scholastic Corp. (b)	1,889	55,329
The New York Times Co. (Class A) (a)(b)	8,769	96,985
Valassis Communications, Inc. (b)	2,854	70,180

		614,012

METALS & MINING — 1.8%
Carpenter Technology Corp. (b)	956	43,087
Commercial Metals Co. (b)	8,385	123,847
Compass Minerals International, Inc. (b)	1,336	112,932
Reliance Steel & Aluminum Co.	5,563	364,710
Steel Dynamics, Inc. (b)	15,907	237,173

		881,749

MULTI-UTILITIES — 2.3%
Alliant Energy Corp.	8,009	403,814
Black Hills Corp. (b)	3,182	155,123
MDU Resources Group, Inc.	13,642	353,464
Vectren Corp.	6,006	203,183

		1,115,584

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (a)(b)	4,254	134,128
Saks, Inc. (a)	7,445	101,550

		235,678

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	1,560	67,766

OIL, GAS & CONSUMABLE FUELS — 2.3%
Alpha Natural Resources, Inc. (a)	15,836	82,980
Arch Coal, Inc. (b)	15,240	57,607
Bill Barrett Corp. (a)(b)	3,490	70,568
Cimarex Energy Co.	3,554	230,974
Energen Corp.	5,276	275,724
Rosetta Resources, Inc. (a)	1,869	79,470
SM Energy Co.	2,008	120,440
World Fuel Services Corp. (b)	5,211	208,336

		1,126,099

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp. (b)	2,409	160,199

PHARMACEUTICALS — 0.3%
Endo Health Solutions, Inc. (a)	3,861	142,046

PROFESSIONAL SERVICES — 1.7%
FTI Consulting, Inc. (a)	2,930	96,367
Manpower, Inc.	5,626	308,305
The Corporate Executive Board Co. (b)	999	63,157
Towers Watson & Co. (Class A)	4,099	335,872

		803,701

REAL ESTATE INVESTMENT TRUSTS — 10.6%
Alexandria Real Estate Equities, Inc.	5,108	335,698
American Campus Communities, Inc.	3,931	159,834
BioMed Realty Trust, Inc. (b)	13,366	270,394

See accompanying notes to financial statements.

191

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

BRE Properties, Inc.	3,279	$164,016
Camden Property Trust	3,052	211,015
Corporate Office Properties Trust	3,663	93,407
Duke Realty Corp.	12,840	200,176
Equity One, Inc.	2,491	56,371
Essex Property Trust, Inc.	1,409	223,918
Federal Realty Investment Trust	2,031	210,574
Highwoods Properties, Inc. (b)	2,369	84,360
Home Properties, Inc. (b)	2,062	134,793
Hospitality Properties Trust	9,977	262,196
Kilroy Realty Corp. (b)	2,920	154,789
Liberty Property Trust	8,663	320,184
Mack-Cali Realty Corp.	6,101	149,413
National Retail Properties, Inc.	4,419	152,014
Potlatch Corp.	1,242	50,226
Rayonier, Inc.	3,574	197,964
Realty Income Corp.	6,089	255,251
Regency Centers Corp.	2,892	146,943
Senior Housing Properties Trust	6,830	177,102
SL Green Realty Corp.	6,628	584,523
Taubman Centers, Inc.	1,879	141,207
UDR, Inc.	10,516	268,053
Weingarten Realty Investors (b)	4,153	127,788

		5,132,209

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Alexander & Baldwin, Inc. (a)	3,100	123,225

ROAD & RAIL — 0.9%
Con-way, Inc.	4,031	157,048
Genesee & Wyoming, Inc. (Class A) (a)	1,399	118,691
Landstar System, Inc.	1,311	67,517
Werner Enterprises, Inc. (b)	3,197	77,271

		420,527

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Cypress Semiconductor Corp. (a)(b)	5,178	55,560
Fairchild Semiconductor International, Inc. (a)(b)	9,177	126,643
Integrated Device Technology, Inc. (a)	4,817	38,247
International Rectifier Corp. (a)(b)	4,986	104,407
Intersil Corp. (Class A)	9,054	70,802
RF Micro Devices, Inc. (a)	11,027	58,995
Silicon Laboratories, Inc. (a)(b)	1,308	54,164
SunEdison, Inc. (a)(b)	16,924	138,269

		647,087

SOFTWARE — 3.1%
Advent Software, Inc. (a)(b)	1,192	41,792
Ansys, Inc. (a)(b)	2,422	177,048
Compuware Corp. (b)	15,406	159,452
FactSet Research Systems, Inc. (b)	1,261	128,546
Informatica Corp. (a)	7,872	275,363
MICROS Systems, Inc. (a)(b)	2,958	127,638
PTC, Inc. (a)(b)	4,670	114,555
Rovi Corp. (a)	7,507	171,460
Solera Holdings, Inc. (b)	1,837	102,229
Synopsys, Inc. (a)(b)	5,294	189,260

		1,487,343

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	5,078	142,235
Advance Auto Parts, Inc.	2,562	207,958
Aeropostale, Inc. (a)(b)	5,591	77,156
Barnes & Noble, Inc. (a)(b)	2,742	43,762
CST Brands, Inc. (a)(b)	2,200	67,782
Guess?, Inc. (b)	4,418	137,091
Office Depot, Inc. (a)(b)	9,573	37,047
Rent-A-Center, Inc. (b)	4,186	157,184
Signet Jewelers, Ltd.	3,159	213,011

		1,083,226

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)(b)	2,482	125,366

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp.	5,878	63,365
New York Community Bancorp, Inc. (b)	31,998	447,972

		511,337

TOBACCO — 0.4%
United Rentals, Inc. (a)(b)	2,072	103,413
Universal Corp. (b)	1,669	96,552

		199,965

TRADING COMPANIES & DISTRIBUTORS — 0.5%
GATX Corp.	3,354	159,080
Watsco, Inc. (b)	840	70,527

		229,607

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	4,734	148,127

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	7,308	180,142

TOTAL COMMON STOCKS —
(Cost $43,989,853)		48,219,736

SHORT TERM INVESTMENTS — 21.6%
MONEY MARKET FUNDS — 21.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,197,417	10,197,417
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	249,409	249,409

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,446,826)		10,446,826

TOTAL INVESTMENTS — 121.5% (f)
(Cost $54,436,679)		58,666,562
OTHER ASSETS & LIABILITIES — (21.5)%		(10,384,709)

NET ASSETS — 100.0%		$48,281,853

See accompanying notes to financial statements.

192

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

193

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	21,437	$471,185
Aerovironment, Inc. (a)(b)	10,232	206,482
American Science & Engineering, Inc.	4,167	233,352
Cubic Corp.	10,831	520,971
Curtiss-Wright Corp.	25,269	936,469
Engility Holdings, Inc. (a)(b)	8,933	253,876
GenCorp, Inc. (a)(b)	32,756	532,613
Moog, Inc. (Class A) (a)	24,410	1,257,847
National Presto Industries, Inc. (b)	2,666	192,032
Orbital Sciences Corp. (a)	32,405	562,875
Teledyne Technologies, Inc. (a)	20,117	1,556,050

		6,723,752

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	13,870	606,951
Forward Air Corp.	15,962	611,026
HUB Group, Inc. (Class A) (a)	19,098	695,549

		1,913,526

AIRLINES — 0.4%
Allegiant Travel Co.	8,124	861,063
SkyWest, Inc.	28,120	380,745

		1,241,808

AUTO COMPONENTS — 0.6%
Dorman Products, Inc. (b)	14,587	665,605
Drew Industries, Inc.	10,133	398,430
Spartan Motors, Inc.	16,727	102,369
Standard Motor Products, Inc.	10,563	362,733
Superior Industries International, Inc.	12,422	213,783

		1,742,920

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	15,164	318,292

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	4,482	764,808

BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc. (a)	21,810	719,512
ArQule, Inc. (a)	31,534	73,159
Cubist Pharmaceuticals, Inc. (a)	35,153	1,697,890
Emergent Biosolutions, Inc. (a)	13,711	197,713
Momenta Pharmaceuticals, Inc. (a)	24,618	370,747
Spectrum Pharmaceuticals, Inc. (b)	28,201	210,379

		3,269,400

BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	41,838	1,517,883
AAON, Inc.	10,063	332,884
Apogee Enterprises, Inc.	15,485	371,640
Gibraltar Industries, Inc. (a)	15,726	228,971
Griffon Corp.	24,155	271,744
Quanex Building Products Corp. (b)	19,972	336,328
Simpson Manufacturing Co., Inc.	21,834	642,356
Universal Forest Products, Inc.	10,738	428,661

		4,130,467

CAPITAL MARKETS — 1.6%
Calamos Asset Management, Inc. (Class A)	10,833	113,746
Financial Engines, Inc.	22,686	1,034,255
HFF, Inc. (Class A)	17,534	311,579
Investment Technology Group, Inc. (a)	19,967	279,139
Piper Jaffray Co., Inc. (a)	8,526	269,507
Prospect Capital Corp. (b)	114,941	1,241,363
Stifel Financial Corp. (a)	31,736	1,132,023
SWS Group, Inc. (a)	15,217	82,932
Virtus Investment Partners, Inc. (a)	3,155	556,132

		5,020,676

CHEMICALS — 2.6%
A. Schulman, Inc.	15,881	425,928
American Vanguard Corp.	13,061	306,019
Balchem Corp.	15,984	715,284
Calgon Carbon Corp. (a)	29,204	487,123
H.B. Fuller Co.	26,958	1,019,282
Hawkins, Inc.	4,962	195,453
Innophos Holdings, Inc.	11,840	558,493
Koppers Holdings, Inc.	11,170	426,471
Kraton Performance Polymers, Inc. (a)	17,368	368,202
LSB Industries, Inc. (a)	10,164	309,087
OM Group, Inc. (a)	17,181	531,236
PolyOne Corp.	53,420	1,323,748
Quaker Chemical Corp.	7,094	439,899
Stepan Co.	9,473	526,794
Tredegar Corp.	12,960	333,072
Zep, Inc.	12,040	190,593

		8,156,684

COMMERCIAL BANKS — 7.0%
Bank of the Ozarks, Inc. (b)	16,267	704,849
Banner Corp.	9,393	317,389
BBCN Bancorp, Inc.	42,597	605,729
Boston Private Financial Holdings, Inc.	42,589	453,147
City Holding Co.	8,386	326,635
Columbia Banking System, Inc.	27,425	652,989
Community Bank System, Inc. (b)	21,428	661,054
CVB Financial Corp.	47,693	560,870
F.N.B. Corp. (b)	78,056	942,916
First BanCorp- Puerto Rico (a)(b)	37,844	267,935
First Commonwealth Financial Corp.	52,652	388,045
First Financial Bancorp	31,405	467,934
First Financial Bankshares, Inc. (b)	16,176	900,356
First Midwest Bancorp, Inc.	40,665	557,924
Glacier Bancorp, Inc. (b)	38,931	863,879
Hanmi Financial Corp. (a)	16,980	300,037
Home Bancshares, Inc.	25,006	649,406
Independent Bank Corp.-Massachusetts (b)	12,258	422,901
MB Financial, Inc.	29,620	793,816
National Penn Bancshares, Inc.	63,782	648,025
NBT Bancorp, Inc.	23,576	499,104
Old National Bancorp	54,784	757,663
PacWest Bancorp	21,303	652,937
Pinnacle Financial Partners, Inc. (a)	17,751	456,378
PrivateBancorp, Inc.	33,804	716,983
S&T Bancorp, Inc.	15,967	312,953
Simmons First National Corp. (b)	8,928	232,931
Sterling Bancorp	16,686	193,891
Susquehanna Bancshares, Inc.	100,209	1,287,686

See accompanying notes to financial statements.

194

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Taylor Capital Group, Inc. (a)(b)	7,712	$130,256
Texas Capital Bancshares, Inc. (a)	22,052	978,227
Tompkins Financial Corp.	6,248	282,347
UMB Financial Corp. (b)	17,392	968,213
Umpqua Holdings Corp.	60,585	909,381
United Bankshares, Inc. (b)	24,753	654,717
United Community Banks, Inc. (a)	24,893	309,171
ViewPoint Financial Group	19,326	402,174
Wilshire Bancorp, Inc.	33,398	221,095
Wintrust Financial Corp. (b)	19,952	763,763

		22,215,706

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	27,468	673,241
Consolidated Graphics, Inc. (a)	4,413	207,455
G & K Services, Inc. (Class A)	10,416	495,802
Healthcare Services Group, Inc. (b)	36,917	905,205
Interface, Inc.	31,043	526,800
Mobile Mini, Inc. (a)(b)	20,628	683,818
Tetra Tech, Inc. (a)(b)	34,879	820,005
The Geo Group, Inc.	38,621	1,311,183
UniFirst Corp.	8,079	737,209
United Stationers, Inc.	21,809	731,692
Viad Corp.	10,949	268,469

		7,360,879

COMMUNICATIONS EQUIPMENT — 1.7%
Arris Group, Inc. (a)	61,766	886,342
Bel Fuse, Inc. (Class B)	5,667	76,221
Black Box Corp.	8,801	222,841
CalAmp Corp. (a)	17,300	252,580
Comtech Telecommunications Corp.	8,864	238,353
Digi International, Inc. (a)	14,046	131,611
Harmonic, Inc. (a)	60,918	386,829
Ixia (a)	28,946	532,607
Netgear, Inc. (a)	20,847	636,667
Oplink Communications, Inc. (a)	10,237	177,817
PC-Tel, Inc.	9,448	80,119
Procera Networks, Inc. (a)(b)	11,029	151,428
Symmetricom, Inc. (a)	21,569	96,845
ViaSat, Inc. (a)(b)	21,943	1,568,047

		5,438,307

COMPUTERS & PERIPHERALS — 0.8%
Avid Technology, Inc. (a)	16,417	96,532
Electronics for Imaging, Inc. (a)	24,958	706,062
Intermec, Inc. (a)	30,289	297,741
Intevac, Inc. (a)	12,485	70,665
QLogic Corp. (a)	47,900	457,924
Super Micro Computer, Inc. (a)	14,282	151,960
Synaptics, Inc. (a)(b)	17,383	670,289

		2,451,173

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)(b)	21,043	473,678
Comfort Systems USA, Inc.	20,143	300,533
Dycom Industries, Inc. (a)	17,777	411,360
EMCOR Group, Inc.	36,032	1,464,701
Orion Marine Group, Inc. (a)	14,587	176,357

		2,826,629

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)	39,255	347,014
Texas Industries, Inc. (a)(b)	11,259	733,411

		1,080,425

CONSUMER FINANCE — 1.3%
Cash America International, Inc. (b)	15,320	696,447
Encore Capital Group, Inc. (a)	12,491	413,577
Ezcorp, Inc. (Class A) (a)	25,816	435,774
First Cash Financial Services, Inc. (a)	14,449	711,036
Portfolio Recovery Associates, Inc. (a)	9,078	1,394,653
World Acceptance Corp. (a)(b)	6,634	576,760

		4,228,247

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	16,509	247,800

DISTRIBUTORS — 0.5%
Pool Corp.	25,093	1,315,124
VOXX International Corp. (a)	10,295	126,320

		1,441,444

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)	9,419	350,010
Capella Education Co. (a)	5,994	249,650
Career Education Corp. (a)	27,723	80,397
Coinstar, Inc. (a)(b)	15,084	884,978
Corinthian Colleges, Inc. (a)(b)	41,458	92,866
Hillenbrand, Inc.	33,937	804,646
ITT Educational Services, Inc. (a)(b)	8,376	204,374
Lincoln Educational Services Corp.	12,255	64,584
Universal Technical Institute, Inc.	11,341	117,153

		2,848,658

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A)	21,977	350,972
MarketAxess Holdings, Inc.	20,177	943,275

		1,294,247

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	5,080	252,273
Cbeyond, Inc. (a)	16,065	125,950
Cincinnati Bell, Inc. (a)(b)	109,138	333,962
General Communication, Inc. (Class A) (a)	17,395	136,203
Lumos Networks Corp. (b)	7,932	135,637

		984,025

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	19,189	956,571
El Paso Electric Co.	21,757	768,240
UIL Holdings Corp.	27,360	1,046,520
UNS Energy Corp.	22,334	999,000

		3,770,331

ELECTRICAL EQUIPMENT — 1.8%
AZZ, Inc.	13,744	529,969
Belden, Inc.	23,675	1,182,093
Brady Corp. (Class A)	24,959	766,990
Encore Wire Corp.	10,036	342,228
EnerSys	25,876	1,268,959
Franklin Electric Co., Inc.	20,926	704,160

See accompanying notes to financial statements.

195

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

II-VI, Inc. (a)	29,280	$476,093
Powell Industries, Inc. (a)	4,902	253,188
Vicor Corp. (a)	10,417	71,356

		5,595,036

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Agilysys, Inc. (a)	7,572	85,488
Anixter International, Inc. (a)	14,536	1,101,974
Badger Meter, Inc. (b)	7,765	345,931
Benchmark Electronics, Inc. (a)	29,355	590,035
Checkpoint Systems, Inc. (a)	21,990	312,038
Cognex Corp.	21,668	979,827
Coherent, Inc.	13,115	722,243
CTS Corp.	18,090	246,748
Daktronics, Inc.	20,081	206,031
DTS, Inc. (a)	9,808	201,849
Electro Scientific Industries, Inc.	13,450	144,722
FARO Technologies, Inc. (a)	9,193	310,907
FEI Co.	20,715	1,511,988
Insight Enterprises, Inc. (a)	23,383	414,814
Littelfuse, Inc.	11,953	891,813
Measurement Specialties, Inc. (a)	8,365	389,223
Mercury Computer Systems, Inc. (a)	17,376	160,207
Methode Electronics, Inc. (Class A)	19,061	324,228
MTS Systems Corp.	8,510	481,666
Newport Corp. (a)	20,575	286,610
OSI Systems, Inc. (a)	10,038	646,648
Park Electrochemical Corp.	10,424	250,280
Plexus Corp. (a)	18,337	548,093
RadiSys Corp. (a)	12,121	58,302
Rofin-Sinar Technologies, Inc. (a)	15,210	379,337
Rogers Corp. (a)	9,168	433,830
Scansource, Inc. (a)	15,124	483,968
SYNNEX Corp. (a)(b)	14,299	604,562
TTM Technologies, Inc. (a)	28,177	236,687

		13,350,049

ENERGY EQUIPMENT & SERVICES — 2.7%
Basic Energy Services, Inc. (a)	14,590	176,393
Bristow Group, Inc.	19,478	1,272,303
C&J Energy Services, Inc. (a)(b)	24,280	470,304
Era Group, Inc. (a)	10,321	269,894
Exterran Holdings, Inc. (a)	35,111	987,321
Geospace Technologies Corp. (a)	6,956	480,521
Gulf Island Fabrication, Inc.	7,702	147,493
Hornbeck Offshore Services, Inc. (a)(b)	17,328	927,048
ION Geophysical Corp. (a)	64,838	390,325
Lufkin Industries, Inc.	18,255	1,615,020
Matrix Service Co. (a)	14,107	219,787
Pioneer Energy Services Corp. (a)	33,333	220,664
SEACOR Holdings, Inc.	10,179	845,366
Tesco Corp. (a)	17,000	225,250
Tetra Technologies, Inc. (a)	42,096	431,905

		8,679,594

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc. (b)	20,566	1,237,250
Nash Finch Co.	6,559	144,364
Spartan Stores, Inc.	11,697	215,693
The Andersons, Inc.	9,395	499,720

		2,097,027

FOOD PRODUCTS — 2.5%
B&G Foods, Inc.	28,580	973,149
Cal-Maine Foods, Inc.	7,565	351,848
Calavo Growers, Inc. (b)	6,913	187,964
Darling International, Inc. (a)	63,673	1,188,138
Diamond Foods, Inc. (a)(b)	11,823	245,327
Hain Celestial Group, Inc. (a)(b)	25,150	1,633,996
J&J Snack Foods Corp.	8,006	622,867
Sanderson Farms, Inc.	10,773	715,543
Seneca Foods Corp. (a)	4,175	128,089
Snyders-Lance, Inc.	26,157	743,120
TreeHouse Foods, Inc. (a)	19,442	1,274,229

		8,064,270

GAS UTILITIES — 1.8%
New Jersey Resources Corp. (b)	22,455	932,556
Northwest Natural Gas Co. (b)	14,545	617,871
Piedmont Natural Gas Co., Inc.	40,701	1,373,252
South Jersey Industries, Inc.	17,210	988,026
Southwest Gas Corp.	25,030	1,171,154
The Laclede Group, Inc.	16,315	744,943

		5,827,802

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abaxis, Inc. (b)	11,272	535,533
ABIOMED, Inc. (a)(b)	18,959	408,756
Align Technology, Inc. (a)(b)	38,614	1,430,263
Analogic Corp.	6,589	479,877
Cantel Medical Corp.	11,598	392,824
CONMED Corp.	14,893	465,257
CryoLife, Inc.	13,303	83,277
Cyberonics, Inc. (a)	12,865	668,465
Cynosure, Inc. (Class A) (a)	10,079	261,842
Greatbatch, Inc. (a)(b)	12,786	419,253
Haemonetics Corp. (a)	27,451	1,135,099
HealthStream, Inc. (a)	10,627	269,076
ICU Medical, Inc. (a)(b)	6,913	498,151
Integra LifeSciences Holdings Corp. (a)(b)	10,915	399,816
Invacare Corp.	15,586	223,815
Meridian Bioscience, Inc. (b)	22,373	481,019
Merit Medical Systems, Inc. (a)	21,422	238,855
Natus Medical, Inc. (a)	16,058	219,192
Neogen Corp. (a)	12,167	675,998
NuVasive, Inc. (a)	23,725	588,143
SurModics, Inc. (a)	6,503	130,125
Symmetry Medical, Inc. (a)	19,726	166,093
West Pharmaceutical Services, Inc.	18,556	1,303,745

		11,474,474

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Air Methods Corp. (b)	18,900	640,332
Almost Family, Inc. (b)	4,470	84,930
Amedisys, Inc. (a)	16,626	193,194
AMN Healthcare Services, Inc. (a)	24,635	352,773
AmSurg Corp. (a)	17,338	608,564

See accompanying notes to financial statements.

196

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Bio-Reference Laboratories, Inc. (a)(b)	13,213	$379,874
Centene Corp. (a)	29,229	1,533,353
Chemed Corp. (b)	10,131	733,788
Corvel Corp. (a)	6,474	189,494
Cross Country Healthcare, Inc. (a)	16,558	85,439
Gentiva Health Services, Inc. (a)	15,379	153,175
Hanger, Inc. (a)	18,502	585,218
Healthways, Inc. (a)	18,211	316,507
IPC The Hospitalist Co. (a)(b)	9,093	467,017
Kindred Healthcare, Inc. (a)	28,879	379,181
Landauer, Inc.	5,135	248,072
LHC Group, Inc. (a)	7,990	156,444
Magellan Health Services, Inc. (a)	14,603	818,936
Molina Healthcare, Inc. (a)(b)	15,578	579,190
MWI Veterinary Supply, Inc. (a)	6,456	795,638
PharMerica Corp. (a)	15,873	220,000
The Ensign Group, Inc.	9,522	335,365

		9,856,484

HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs and Systems, Inc. (b)	5,662	278,231
Medidata Solutions, Inc. (a)	12,039	932,420
Omnicell, Inc. (a)	17,835	366,509

		1,577,160

HOTELS, RESTAURANTS & LEISURE — 3.4%
Biglari Holdings, Inc. (a)	646	265,118
BJ’s Restaurants, Inc. (a)(b)	13,405	497,325
Boyd Gaming Corp. (a)	30,330	342,729
Buffalo Wild Wings, Inc. (a)(b)	10,079	989,355
CEC Entertainment, Inc.	9,112	373,956
Cracker Barrel Old Country Store, Inc.	12,822	1,213,730
DineEquity, Inc.	8,756	603,026
Interval Leisure Group, Inc.	20,909	416,507
Jack in the Box, Inc. (a)	23,499	923,276
Marcus Corp.	10,044	127,760
Marriott Vacations Worldwide Corp. (a)	15,794	682,933
Monarch Casino & Resort, Inc. (a)	5,032	84,839
Multimedia Games Holding Co., Inc. (a)	15,372	400,748
Papa John’s International, Inc. (a)	8,748	571,857
Pinnacle Entertainment, Inc. (a)	31,561	620,805
Red Robin Gourmet Burgers, Inc. (a)	6,903	380,908
Ruby Tuesday, Inc. (a)(b)	30,714	283,490
Ruth’s Hospitality Group, Inc.	19,109	230,646
SHFL Entertainment, Inc. (a)	30,317	536,914
Sonic Corp. (a)	28,114	409,340
Texas Roadhouse, Inc.	31,115	778,497

		10,733,759

HOUSEHOLD DURABLES — 1.7%
American Greetings Corp. (Class A)	17,042	310,505
Blyth, Inc. (b)	5,684	79,349
Ethan Allen Interiors, Inc. (b)	13,997	403,113
Helen of Troy, Ltd. (a)	17,162	658,506
iRobot Corp. (a)(b)	14,166	563,382
La-Z-Boy, Inc.	28,340	574,452
M/I Homes, Inc. (a)	12,892	296,000
Meritage Homes Corp. (a)	16,863	731,180
Standard Pacific Corp. (a)(b)	77,512	645,675
The Ryland Group, Inc.	24,637	987,944
Universal Electronics, Inc. (a)	8,135	228,837

		5,478,943

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	22,419	154,691
WD-40 Co.	7,923	431,645

		586,336

INSURANCE — 2.3%
AMERISAFE, Inc.	9,800	317,422
eHealth, Inc. (a)	10,495	238,447
Employers Holdings, Inc.	16,563	404,965
Horace Mann Educators Corp.	21,407	521,903
Infinity Property & Casualty Corp.	6,253	373,679
Meadowbrook Insurance Group, Inc. (b)	25,291	203,087
National Financial Partners Corp. (a)	21,543	545,253
ProAssurance Corp.	33,254	1,734,529
RLI Corp. (b)	9,200	702,972
Safety Insurance Group, Inc.	6,847	332,148
Selective Insurance Group, Inc.	30,062	692,027
Stewart Information Services Corp. (b)	11,103	290,788
The Navigators Group, Inc. (a)	5,758	328,436
Tower Group International, Ltd.	21,067	432,084
United Fire Group, Inc.	11,692	290,312

		7,408,052

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	6,757	255,280
NutriSystem, Inc. (b)	15,458	182,095
PetMed Express, Inc. (b)	10,679	134,555

		571,930

INTERNET SOFTWARE & SERVICES — 2.1%
Blucora, Inc. (a)(b)	22,175	411,124
comScore, Inc. (a)	17,551	428,069
Dealertrack Technologies, Inc. (a)	23,263	824,208
Dice Holdings, Inc. (a)(b)	26,406	243,199
Digital River, Inc. (a)	19,180	360,009
j2 Global, Inc. (b)	23,331	991,801
Liquidity Services, Inc. (a)(b)	13,297	461,007
LivePerson, Inc. (a)(b)	27,033	242,080
LogMeIn, Inc. (a)	11,760	287,650
NIC, Inc.	31,937	527,919
OpenTable, Inc. (a)(b)	12,238	782,620
Perficient, Inc. (a)	17,816	237,665
QuinStreet, Inc. (a)	13,847	119,500
Stamps.com, Inc. (a)	7,606	299,600
United Online, Inc. (b)	49,539	375,506
XO Group, Inc. (a)	13,234	148,221

		6,740,178

IT SERVICES — 1.9%
CACI International, Inc. (Class A) (a)	12,445	790,133
Cardtronics, Inc. (a)	24,220	668,472
CIBER, Inc. (a)	36,150	120,741

See accompanying notes to financial statements.

197

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

CSG Systems International, Inc. (a)	18,287	$396,828
ExlService Holdings, Inc. (a)	14,062	415,673
Forrester Research, Inc.	7,153	262,443
Heartland Payment Systems, Inc. (b)	19,564	728,759
Higher One Holdings, Inc. (a)(b)	17,707	206,109
iGate Corp. (a)	16,416	269,551
MAXIMUS, Inc.	18,339	1,365,889
Sykes Enterprises, Inc. (a)	20,996	330,897
TeleTech Holdings, Inc. (a)	11,852	277,692
Virtusa Corp. (a)	10,875	240,990

		6,074,177

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Arctic Cat, Inc.	7,109	319,763
Brunswick Corp.	48,788	1,558,777
Callaway Golf Co. (b)	38,195	251,323
JAKKS Pacific, Inc.	11,009	123,851
Sturm Ruger & Co, Inc. (b)	10,464	502,690

		2,756,404

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	38,246	169,812
Cambrex Corp. (a)	16,100	224,917
Luminex Corp. (a)	20,559	423,721
PAREXEL International Corp. (a)	30,533	1,402,686

		2,221,136

MACHINERY — 3.4%
Actuant Corp. (Class A) (b)	39,472	1,301,392
Albany International Corp. (Class A)	15,652	516,203
Astec Industries, Inc.	11,367	389,774
Barnes Group, Inc.	25,150	754,249
Briggs & Stratton Corp. (b)	26,033	515,453
CIRCOR International, Inc.	9,518	484,086
EnPro Industries, Inc. (a)(b)	11,175	567,243
ESCO Technologies, Inc.	14,257	461,642
Federal Signal Corp. (a)	33,708	294,945
John Bean Technologies Corp.	15,684	329,521
Kaydon Corp.	17,401	479,398
Lindsay Corp. (b)	6,888	516,462
Lydall, Inc. (a)	9,105	132,933
Mueller Industries, Inc.	15,149	763,964
Standex International Corp.	6,856	361,654
Tennant Co.	9,929	479,273
The Toro Co.	30,884	1,402,442
Titan International, Inc. (b)	28,966	488,656
Watts Water Technologies, Inc. (Class A)	15,295	693,475

		10,932,765

MEDIA — 0.8%
Arbitron, Inc.	14,446	671,017
Digital Generation, Inc. (a)(b)	13,545	99,827
Harte-Hanks, Inc.	23,214	199,640
Live Nation Entertainment, Inc. (a)	76,285	1,182,418
The E.W. Scripps Co. (Class A) (a)	15,342	239,028

		2,391,930

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	8,970	141,367
AK Steel Holding Corp. (b)	73,754	224,212
AMCOL International Corp. (b)	13,618	431,554
Century Aluminum Co. (a)	27,583	255,970
Globe Specialty Metals, Inc.	34,641	376,548
Haynes International, Inc.	6,640	317,857
Kaiser Aluminum Corp.	8,854	548,417
Materion Corp.	11,055	299,480
Olympic Steel, Inc.	4,950	121,275
RTI International Metals, Inc. (a)(b)	16,398	454,389
Stillwater Mining Co. (a)(b)	63,620	683,279
SunCoke Energy, Inc. (a)	37,971	532,353

		4,386,701

MULTI-UTILITIES — 0.5%
Avista Corp.	32,393	875,259
NorthWestern Corp.	20,187	805,461

		1,680,720

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	18,186	281,701
Tuesday Morning Corp. (a)	22,945	237,940

		519,641

OIL, GAS & CONSUMABLE FUELS — 2.1%
Approach Resources, Inc. (a)(b)	18,084	444,324
Carrizo Oil & Gas, Inc. (a)(b)	19,885	563,342
Cloud Peak Energy, Inc. (a)	32,978	543,477
Comstock Resources, Inc.	24,196	380,603
Contango Oil & Gas Co.	6,868	231,795
Forest Oil Corp. (a)	64,400	263,396
Gulfport Energy Corp. (a)	36,881	1,735,989
Northern Oil and Gas, Inc. (a)(b)	32,072	427,840
PDC Energy, Inc. (a)	16,393	843,912
Penn Virginia Corp. (b)	29,646	139,336
PetroQuest Energy, Inc. (a)	30,160	119,434
Stone Energy Corp. (a)	26,632	586,703
Swift Energy Co. (a)(b)	23,342	279,871

		6,560,022

PAPER & FOREST PRODUCTS — 1.4%
Buckeye Technologies, Inc.	21,055	779,877
Clearwater Paper Corp. (a)	11,934	561,614
Deltic Timber Corp.	5,850	338,247
KapStone Paper and Packaging Corp.	20,906	840,003
Neenah Paper, Inc.	8,558	271,888
P.H. Glatfelter Co.	23,220	582,822
Schweitzer-Mauduit International, Inc.	16,829	839,430
Wausau Paper Corp.	24,919	284,077

		4,497,958

PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	8,731	249,008
Medifast, Inc. (a)	6,562	169,037
Prestige Brands Holdings, Inc. (a)	27,602	804,323

		1,222,368

PHARMACEUTICALS — 2.1%
Akorn, Inc. (a)(b)	36,860	498,347
Hi-Tech Pharmacal Co., Inc. (b)	5,974	198,337
Impax Laboratories, Inc. (a)	35,200	702,240
Questcor Pharmaceuticals, Inc.	31,500	1,431,990
Salix Pharmaceuticals, Ltd. (a)	28,025	1,853,854
The Medicines Co. (a)	30,109	926,153

See accompanying notes to financial statements.

198

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

ViroPharma, Inc. (a)	35,223	$1,009,139

		6,620,060

PROFESSIONAL SERVICES — 1.2%
CDI Corp.	7,404	104,841
Exponent, Inc.	7,136	421,809
Heidrick & Struggles International, Inc.	8,710	145,631
Insperity, Inc.	11,889	360,237
Kelly Services, Inc. (Class A)	14,575	254,625
Korn/Ferry International (a)	26,288	492,637
Navigant Consulting, Inc. (a)	27,542	330,504
On Assignment, Inc. (a)	23,559	629,497
Resources Connection, Inc.	22,052	255,803
TrueBlue, Inc. (a)	21,942	461,879
WageWorks, Inc. (a)	11,300	389,285

		3,846,748

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Acadia Realty Trust	28,958	714,973
Associated Estates Realty Corp.	27,100	435,768
Cedar Realty Trust, Inc.	29,389	152,235
Colonial Properties Trust	44,600	1,075,752
Coresite Realty Corp. (b)	11,500	365,815
Cousins Properties, Inc.	55,833	563,913
DiamondRock Hospitality Co.	105,617	984,350
EastGroup Properties, Inc.	16,221	912,756
EPR Properties	25,331	1,273,389
Franklin Street Properties Corp.	45,954	606,593
Getty Realty Corp.	14,428	297,938
Government Properties Income Trust	29,566	745,654
Healthcare Realty Trust, Inc.	48,054	1,225,377
Inland Real Estate Corp.	46,439	474,607
Kite Realty Group Trust	46,391	279,738
LaSalle Hotel Properties	51,314	1,267,456
Lexington Realty Trust (b)	97,095	1,134,070
LTC Properties, Inc.	18,402	718,598
Medical Properties Trust, Inc.	80,028	1,146,001
Mid-America Apartment Communities, Inc.	22,922	1,553,424
Parkway Properties, Inc.	21,552	361,211
Pennsylvania Real Estate Investment Trust	33,659	635,482
Post Properties, Inc.	29,327	1,451,393
PS Business Parks, Inc.	9,669	697,812
Sabra Healthcare REIT, Inc.	20,024	522,827
Saul Centers, Inc.	6,908	307,130
Sovran Self Storage, Inc.	16,926	1,096,636
Tanger Factory Outlet Centers, Inc.	50,749	1,698,061
Universal Health Realty Income Trust	6,814	293,888
Urstadt Biddle Properties, Inc. (Class A)	13,890	280,161

		23,273,008

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)	18,816	377,449

ROAD & RAIL — 0.9%
Arkansas Best Corp.	12,846	294,816
Heartland Express, Inc. (b)	24,606	341,285
Knight Transportation, Inc.	32,003	538,290
Old Dominion Freight Line, Inc. (a)	37,969	1,580,270

		2,754,661

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)	19,029	331,295
ATMI, Inc. (a)	17,224	407,348
Brooks Automation, Inc.	35,741	347,760
Cabot Microelectronics Corp. (a)	12,436	410,512
CEVA, Inc. (a)	12,037	233,036
Cirrus Logic, Inc. (a)(b)	34,093	591,855
Cohu, Inc.	12,323	154,038
Diodes, Inc. (a)	19,473	505,714
DSP Group, Inc. (a)	11,726	97,443
Entropic Communications, Inc. (a)	48,066	205,242
Exar Corp. (a)	24,840	267,527
GT Advanced Technologies, Inc. (a)(b)	64,034	265,741
Hittite Microwave Corp. (a)	14,629	848,482
Kopin Corp. (a)	32,926	122,155
Kulicke & Soffa Industries, Inc. (a)	40,675	449,866
Micrel, Inc.	25,339	250,349
Microsemi Corp. (a)	49,389	1,123,600
MKS Instruments, Inc.	28,517	756,841
Monolithic Power Systems, Inc.	17,562	423,420
Nanometrics, Inc. (a)	11,345	166,431
Pericom Semiconductor Corp. (a)	11,369	80,947
Power Integrations, Inc. (b)	15,565	631,316
Rubicon Technology, Inc. (a)(b)	9,248	74,077
Rudolph Technologies, Inc. (a)	17,376	194,611
Sigma Designs, Inc. (a)	18,154	91,678
STR Holdings, Inc. (a)(b)	20,201	45,856
Supertex, Inc.	5,579	133,394
Tessera Technologies, Inc.	28,309	588,827
TriQuint Semiconductor, Inc. (a)	87,096	603,575
Ultratech, Inc. (a)	14,747	541,510
Veeco Instruments, Inc. (a)(b)	21,205	751,081
Volterra Semiconductor Corp. (a)	13,403	189,250

		11,884,777

SOFTWARE — 2.8%
Blackbaud, Inc.	24,646	802,720
Bottomline Technologies, Inc. (a)	19,370	489,867
Ebix, Inc. (b)	17,309	160,281
EPIQ Systems, Inc.	17,188	231,522
Interactive Intelligence Group (a)	8,036	414,658
Manhattan Associates, Inc. (a)	10,415	803,621
MicroStrategy, Inc. (a)	4,792	416,712
Monotype Imaging Holdings, Inc.	20,241	514,324
Netscout Systems, Inc. (a)	19,355	451,746
Progress Software Corp. (a)	29,666	682,615
Quality Systems, Inc.	21,588	403,912
Sourcefire, Inc. (a)	16,621	923,297
Synchronoss Technologies, Inc. (a)	14,608	450,949
Take-Two Interactive Software, Inc. (a)	49,613	742,707
Tangoe, Inc. (a)(b)	17,000	262,310
Tyler Technologies, Inc. (a)	14,551	997,471

See accompanying notes to financial statements.

199

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Vasco Data Security International (a)	15,520	$128,971

		8,877,683

SPECIALTY RETAIL — 4.7%
Big 5 Sporting Goods Corp.	9,163	201,128
Brown Shoe Co., Inc.	22,091	475,619
Christopher & Banks Corp. (a)	19,943	134,416
Francesca’s Holdings Corp. (a)(b)	23,746	659,901
Genesco, Inc. (a)	12,866	861,893
Group 1 Automotive, Inc. (b)	11,682	751,503
Haverty Furniture Cos., Inc.	10,789	248,255
Hibbett Sports, Inc. (a)(b)	13,961	774,836
Jos. A. Bank Clothiers, Inc. (a)(b)	15,164	626,576
Kirkland’s, Inc. (a)	8,148	140,553
Lithia Motors, Inc. (Class A)	11,373	606,295
Lumber Liquidators Holdings, Inc. (a)(b)	14,723	1,146,480
MarineMax, Inc. (a)	12,853	145,625
Monro Muffler Brake, Inc. (b)	15,879	762,986
OfficeMax, Inc.	47,074	481,567
Pep Boys-Manny, Moe & Jack (a)	28,767	333,122
Rue21, Inc. (a)(b)	8,329	346,570
Select Comfort Corp. (a)	29,935	750,171
Sonic Automotive, Inc. (Class A)	18,614	393,500
Stage Stores, Inc. (b)	17,194	404,059
Stein Mart, Inc.	14,827	202,389
The Buckle, Inc. (b)	14,810	770,416
The Cato Corp. (Class A)	14,638	365,364
The Children’s Place Retail Stores, Inc. (a)	12,094	662,751
The Finish Line, Inc. (Class A)	26,437	577,913
The Men’s Wearhouse, Inc.	25,404	961,541
Vitamin Shoppe, Inc. (a)	16,311	731,385
Zale Corp. (a)	13,912	126,599
Zumiez, Inc. (a)	11,552	332,120

		14,975,533

TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Crocs, Inc. (a)	47,650	786,225
Fifth & Pacific Cos., Inc. (a)	64,490	1,440,707
Iconix Brand Group, Inc. (a)(b)	30,658	901,652
Maidenform Brands, Inc. (a)	12,722	220,472
Movado Group, Inc.	9,528	322,332
Oxford Industries, Inc.	7,746	483,350
Perry Ellis International, Inc.	6,455	131,101
Quiksilver, Inc. (a)	67,920	437,405
Skechers U.S.A., Inc. (a)	20,832	500,176
Steven Madden, Ltd. (a)	22,189	1,073,504
True Religion Apparel, Inc.	13,000	411,580
Wolverine World Wide, Inc. (b)	26,945	1,471,467

		8,179,971

THRIFTS & MORTGAGE FINANCE — 0.8%
Bank Mutual Corp.	23,178	130,724
Brookline Bancorp, Inc.	38,080	330,534
Dime Community Bancshares	15,496	237,399
Northwest Bancshares, Inc.	50,676	684,633
Oritani Financial Corp.	21,042	329,938
Provident Financial Services, Inc.	28,847	455,206
TrustCo Bank Corp. NY	50,453	274,464

		2,442,898

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	44,323	168,427

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	22,749	1,099,459
Kaman Corp.	14,354	496,074

		1,595,533

WATER UTILITIES — 0.2%
American States Water Co.	10,452	560,959

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	8,119	133,639
USA Mobility, Inc.	11,885	161,279

		294,918

TOTAL COMMON STOCKS —
(Cost $269,729,207)		316,607,745

SHORT TERM INVESTMENTS — 8.4%
MONEY MARKET FUNDS — 8.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	26,574,255	26,574,255
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	195,295	195,295

TOTAL SHORT TERM INVESTMENTS —
(Cost $26,769,550)		26,769,550

TOTAL INVESTMENTS — 108.3% (f)
(Cost $296,498,757)		343,377,295
OTHER ASSETS & LIABILITIES — (8.3)%		(26,454,967)

NET ASSETS — 100.0%		$316,922,328

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

200

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.8%
American Science & Engineering, Inc.	2,310	$129,360
Cubic Corp.	7,060	339,586
GenCorp, Inc. (a)(b)	29,683	482,646
Teledyne Technologies, Inc. (a)	10,721	829,269

		1,780,861

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	14,470	553,911
HUB Group, Inc. (Class A) (a)	14,345	522,445

		1,076,356

AIRLINES — 0.5%
Allegiant Travel Co. (b)	11,730	1,243,263

AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (b)	21,183	966,580
Drew Industries, Inc.	14,857	584,177
Superior Industries International, Inc.	8,752	150,622

		1,701,379

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)	22,032	462,452

BEVERAGES — 0.5%
Boston Beer Co., Inc. (Class A) (a)(b)	6,543	1,116,498

BIOTECHNOLOGY — 1.5%
Acorda Therapeutics, Inc. (a)	31,690	1,045,453
ArQule, Inc. (a)	47,149	109,386
Cubist Pharmaceuticals, Inc. (a)(b)	30,540	1,475,082
Momenta Pharmaceuticals, Inc. (a)	35,349	532,356
Spectrum Pharmaceuticals, Inc. (b)	41,696	311,052

		3,473,329

BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	30,534	1,107,774
AAON, Inc.	6,623	219,089
Apogee Enterprises, Inc.	12,028	288,672
Quanex Building Products Corp. (b)	29,235	492,317
Simpson Manufacturing Co., Inc.	14,582	429,002

		2,536,854

CAPITAL MARKETS — 1.5%
Financial Engines, Inc.	17,372	791,989
HFF, Inc. (Class A)	25,135	446,649
Piper Jaffray Co., Inc. (a)	7,624	240,995
Prospect Capital Corp. (b)	95,718	1,033,754
Virtus Investment Partners, Inc. (a)	4,499	793,039

		3,306,426

CHEMICALS — 2.7%
American Vanguard Corp.	18,919	443,272
Balchem Corp.	11,926	533,688
Calgon Carbon Corp. (a)	17,188	286,696
H.B. Fuller Co.	39,154	1,480,413
Hawkins, Inc.	2,929	115,373
Koppers Holdings, Inc.	6,351	242,481
LSB Industries, Inc. (a)	5,394	164,032
PolyOne Corp.	77,793	1,927,711
Quaker Chemical Corp.	10,325	640,253
Tredegar Corp.	11,542	296,629

		6,130,548

COMMERCIAL BANKS — 7.5%
Bank of the Ozarks, Inc. (b)	23,624	1,023,628
BBCN Bancorp, Inc.	62,161	883,929
Boston Private Financial Holdings, Inc.	62,279	662,649
City Holding Co.	4,519	176,015
Columbia Banking System, Inc.	20,295	483,224
CVB Financial Corp.	24,363	286,509
F.N.B. Corp. (b)	113,467	1,370,681
First Commonwealth Financial Corp.	76,468	563,569
First Financial Bankshares, Inc. (b)	12,978	722,355
First Midwest Bancorp, Inc.	26,236	359,958
Glacier Bancorp, Inc.	21,331	473,335
Home Bancshares, Inc.	35,942	933,414
Independent Bank Corp.-Massachusetts (b)	7,497	258,647
MB Financial, Inc.	24,246	649,793
National Penn Bancshares, Inc.	91,866	933,359
PacWest Bancorp	30,918	947,637
Pinnacle Financial Partners, Inc. (a)	25,897	665,812
PrivateBancorp, Inc.	49,148	1,042,429
Susquehanna Bancshares, Inc.	78,538	1,009,213
Taylor Capital Group, Inc. (a)(b)	8,562	144,612
Texas Capital Bancshares, Inc. (a)	31,623	1,402,796
UMB Financial Corp.	10,860	604,576
ViewPoint Financial Group	28,173	586,280
Wilshire Bancorp, Inc.	48,480	320,938
Wintrust Financial Corp. (b)	13,773	527,230

		17,032,588

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Healthcare Services Group, Inc. (b)	53,685	1,316,356
Interface, Inc.	28,031	475,686
The Geo Group, Inc.	55,953	1,899,604
UniFirst Corp.	4,506	411,173

		4,102,819

COMMUNICATIONS EQUIPMENT — 2.1%
Arris Group, Inc. (a)	89,717	1,287,439
CalAmp Corp. (a)	25,100	366,460
Ixia (a)	42,179	776,094
Netgear, Inc. (a)	29,830	911,008
Oplink Communications, Inc. (a)	5,768	100,190
PC-Tel, Inc.	5,882	49,879
Procera Networks, Inc. (a)(b)	16,448	225,831
Symmetricom, Inc. (a)	16,909	75,921
ViaSat, Inc. (a)(b)	12,182	870,526

		4,663,348

COMPUTERS & PERIPHERALS — 0.7%
Electronics for Imaging, Inc. (a)	35,890	1,015,328
Intermec, Inc. (a)	23,905	234,986
Synaptics, Inc. (a)	9,079	350,086

		1,600,400

CONSTRUCTION & ENGINEERING — 0.1%
Aegion Corp. (a)	14,045	316,153

CONSTRUCTION MATERIALS — 0.7%
Headwaters, Inc. (a)	56,991	503,801

See accompanying notes to financial statements.

201

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Texas Industries, Inc. (a)(b)	16,208	$1,055,789

		1,559,590

CONSUMER FINANCE — 1.8%
Encore Capital Group, Inc. (a)(b)	18,181	601,973
First Cash Financial Services, Inc. (a)	20,925	1,029,719
Portfolio Recovery Associates, Inc. (a)	13,163	2,022,232
World Acceptance Corp. (a)(b)	5,499	478,083

		4,132,007

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	11,255	168,938

DISTRIBUTORS — 0.8%
Pool Corp.	36,347	1,904,946

DIVERSIFIED CONSUMER SERVICES — 1.0%
American Public Education, Inc. (a)(b)	13,855	514,852
Coinstar, Inc. (a)(b)	21,961	1,288,452
Hillenbrand, Inc.	22,310	528,970

		2,332,274

DIVERSIFIED FINANCIAL SERVICES — 0.6%
MarketAxess Holdings, Inc.	29,366	1,372,860

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc.	3,342	165,964
Cincinnati Bell, Inc. (a)(b)	158,537	485,123
General Communication, Inc. (Class A) (a)	14,947	117,035
Lumos Networks Corp. (b)	5,272	90,151

		858,273

ELECTRICAL EQUIPMENT — 2.2%
AZZ, Inc.	19,740	761,174
Belden, Inc.	18,926	944,975
Brady Corp. (Class A)	14,313	439,839
Encore Wire Corp.	8,107	276,449
EnerSys	21,586	1,058,577
Franklin Electric Co., Inc.	30,424	1,023,768
II-VI, Inc. (a)	26,689	433,963

		4,938,745

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Agilysys, Inc. (a)	4,563	51,516
Badger Meter, Inc. (b)	11,103	494,639
Cognex Corp.	31,536	1,426,058
Coherent, Inc.	11,548	635,948
Daktronics, Inc.	10,921	112,049
DTS, Inc. (a)	5,268	108,415
Electro Scientific Industries, Inc.	9,239	99,412
FARO Technologies, Inc. (a)	7,599	256,998
FEI Co.	30,026	2,191,598
Littelfuse, Inc.	17,360	1,295,230
Measurement Specialties, Inc. (a)	12,202	567,759
MTS Systems Corp.	8,291	469,271
OSI Systems, Inc. (a)	9,291	598,526
Rofin-Sinar Technologies, Inc. (a)	9,472	236,232
Rogers Corp. (a)	8,282	391,904
TTM Technologies, Inc. (a)	15,829	132,964

		9,068,519

ENERGY EQUIPMENT & SERVICES — 1.6%
C&J Energy Services, Inc. (a)(b)	26,655	516,307
Exterran Holdings, Inc. (a)	23,624	664,307
Geospace Technologies Corp. (a)	10,155	701,508
ION Geophysical Corp. (a)	42,289	254,580
Lufkin Industries, Inc.	13,792	1,220,178
Tesco Corp. (a)	11,400	151,050

		3,507,930

FOOD PRODUCTS — 2.6%
B&G Foods, Inc.	25,423	865,653
Cal-Maine Foods, Inc.	6,179	287,385
Calavo Growers, Inc.	4,097	111,397
Darling International, Inc. (a)	92,373	1,723,680
Hain Celestial Group, Inc. (a)(b)	36,916	2,398,433
J&J Snack Foods Corp.	6,391	497,220

		5,883,768

HEALTH CARE EQUIPMENT & SUPPLIES — 5.5%
Abaxis, Inc. (b)	16,059	762,963
ABIOMED, Inc. (a)(b)	17,488	377,041
Align Technology, Inc. (a)(b)	55,718	2,063,795
Analogic Corp.	9,498	691,739
Cantel Medical Corp.	16,971	574,808
CryoLife, Inc.	7,192	45,022
Cyberonics, Inc. (a)	18,713	972,327
Cynosure, Inc. (Class A) (a)	14,386	373,739
Greatbatch, Inc. (a)	18,388	602,943
Haemonetics Corp. (a)	39,860	1,648,211
HealthStream, Inc. (a)	15,351	388,687
ICU Medical, Inc. (a)(b)	10,060	724,924
Integra LifeSciences Holdings Corp. (a)(b)	8,213	300,842
Meridian Bioscience, Inc. (b)	17,413	374,380
Merit Medical Systems, Inc. (a)	11,123	124,021
Natus Medical, Inc. (a)	14,267	194,745
Neogen Corp. (a)(b)	17,666	981,523
SurModics, Inc. (a)	5,101	102,071
West Pharmaceutical Services, Inc.	17,605	1,236,927

		12,540,708

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Air Methods Corp. (b)	27,471	930,717
AMN Healthcare Services, Inc. (a)	20,411	292,285
Bio-Reference Laboratories, Inc. (a)(b)	18,901	543,404
Chemed Corp. (b)	9,068	656,795
Corvel Corp. (a)	4,488	131,364
Hanger, Inc. (a)	26,694	844,331
Healthways, Inc. (a)	14,626	254,200
IPC The Hospitalist Co. (a)(b)	6,502	333,943
Landauer, Inc.	7,312	353,243
MWI Veterinary Supply, Inc. (a)(b)	9,358	1,153,280

		5,493,562

HEALTH CARE TECHNOLOGY — 0.9%
Computer Programs and Systems, Inc. (b)	5,133	252,236
Medidata Solutions, Inc. (a)	17,811	1,379,462

See accompanying notes to financial statements.

202

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Omnicell, Inc. (a)	15,813	$324,957

		1,956,655

HOTELS, RESTAURANTS & LEISURE — 3.2%
BJ’s Restaurants, Inc. (a)(b)	9,046	335,607
Buffalo Wild Wings, Inc. (a)(b)	14,614	1,434,510
DineEquity, Inc.	5,195	357,780
Interval Leisure Group, Inc.	30,463	606,823
Jack in the Box, Inc. (a)	13,068	513,442
Marriott Vacations Worldwide Corp. (a)	12,505	540,716
Multimedia Games Holding Co., Inc. (a)	22,041	574,609
Papa John’s International, Inc. (a)	12,790	836,082
Ruth’s Hospitality Group, Inc.	28,056	338,636
SHFL Entertainment, Inc. (a)	43,974	778,780
Sonic Corp. (a)	21,740	316,534
Texas Roadhouse, Inc.	24,674	617,343

		7,250,862

HOUSEHOLD DURABLES — 2.6%
Ethan Allen Interiors, Inc. (b)	20,456	589,133
Helen of Troy, Ltd. (a)	12,631	484,651
iRobot Corp. (a)(b)	20,685	822,642
La-Z-Boy, Inc.	24,075	488,000
M/I Homes, Inc. (a)	18,929	434,610
Meritage Homes Corp. (a)	24,399	1,057,941
Standard Pacific Corp. (a)	73,778	614,571
The Ryland Group, Inc.	35,688	1,431,089

		5,922,637

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	6,380	347,582

INSURANCE — 0.3%
eHealth, Inc. (a)	15,187	345,048
Employers Holdings, Inc.	9,844	240,686

		585,734

INTERNET & CATALOG RETAIL — 0.1%
Blue Nile, Inc. (a)(b)	5,585	211,001
PetMed Express, Inc. (b)	6,604	83,211

		294,212

INTERNET SOFTWARE & SERVICES — 3.2%
Blucora, Inc. (a)(b)	31,698	587,681
comScore, Inc. (a)	12,226	298,192
Dealertrack Technologies, Inc. (a)	33,807	1,197,782
Dice Holdings, Inc. (a)(b)	39,015	359,328
j2 Global, Inc. (b)	19,373	823,546
Liquidity Services, Inc. (a)(b)	19,182	665,040
LivePerson, Inc. (a)(b)	38,971	348,985
LogMeIn, Inc. (a)	5,887	143,996
NIC, Inc.	45,985	760,132
OpenTable, Inc. (a)(b)	17,870	1,142,787
Perficient, Inc. (a)	25,853	344,879
Stamps.com, Inc. (a)	10,703	421,591
XO Group, Inc. (a)	19,784	221,581

		7,315,520

IT SERVICES — 2.2%
Cardtronics, Inc. (a)	18,710	516,396
CSG Systems International, Inc. (a)	14,867	322,614
ExlService Holdings, Inc. (a)	20,525	606,719
Forrester Research, Inc.	4,522	165,912
Heartland Payment Systems, Inc. (b)	17,374	647,181
Higher One Holdings, Inc. (a)(b)	9,126	106,227
iGate Corp. (a)	23,731	389,663
MAXIMUS, Inc.	26,725	1,990,478
Virtusa Corp. (a)	9,118	202,055

		4,947,245

LEISURE EQUIPMENT & PRODUCTS — 1.6%
Arctic Cat, Inc.	10,356	465,813
Brunswick Corp.	70,591	2,255,382
Callaway Golf Co. (b)	22,439	147,649
Sturm Ruger & Co, Inc. (b)	15,221	731,217

		3,600,061

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Cambrex Corp. (a)	23,552	329,021
Luminex Corp. (a)	29,918	616,610
PAREXEL International Corp. (a)	44,441	2,041,620

		2,987,251

MACHINERY — 3.2%
Actuant Corp. (Class A) (b)	39,019	1,286,456
EnPro Industries, Inc. (a)(b)	8,577	435,369
ESCO Technologies, Inc.	9,758	315,964
Kaydon Corp.	9,171	252,661
Lindsay Corp. (b)	10,150	761,047
Lydall, Inc. (a)	12,834	187,376
Mueller Industries, Inc.	13,721	691,950
Standex International Corp.	9,795	516,686
Tennant Co.	5,781	279,049
The Toro Co.	44,951	2,041,225
Titan International, Inc. (b)	22,846	385,412

		7,153,195

MEDIA — 0.2%
Arbitron, Inc.	10,473	486,471
Digital Generation, Inc. (a)(b)	9,594	70,708

		557,179

METALS & MINING — 1.0%
AK Steel Holding Corp. (b)	41,034	124,743
AMCOL International Corp. (b)	7,265	230,228
Globe Specialty Metals, Inc.	49,769	540,989
Stillwater Mining Co. (a)(b)	54,735	587,854
SunCoke Energy, Inc. (a)	54,182	759,632

		2,243,446

MULTILINE RETAIL — 0.2%
Tuesday Morning Corp. (a)	33,234	344,637

OIL, GAS & CONSUMABLE FUELS — 2.2%
Approach Resources, Inc. (a)(b)	13,937	342,432
Carrizo Oil & Gas, Inc. (a)	15,626	442,685
Comstock Resources, Inc.	14,453	227,346
Forest Oil Corp. (a)	46,500	190,185
Gulfport Energy Corp. (a)	53,746	2,529,824
Northern Oil and Gas, Inc. (a)(b)	45,798	610,945
PDC Energy, Inc. (a)	8,929	459,665

See accompanying notes to financial statements.

203

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

PetroQuest Energy, Inc. (a)	23,389	$92,620

		4,895,702

PAPER & FOREST PRODUCTS — 0.5%
Deltic Timber Corp.	8,430	487,423
Neenah Paper, Inc.	6,954	220,928
Schweitzer-Mauduit International, Inc.	9,934	495,508

		1,203,859

PERSONAL PRODUCTS — 0.8%
Inter Parfums, Inc.	12,632	360,265
Medifast, Inc. (a)	9,489	244,437
Prestige Brands Holdings, Inc. (a)	40,189	1,171,107

		1,775,809

PHARMACEUTICALS — 4.1%
Akorn, Inc. (a)(b)	52,927	715,573
Impax Laboratories, Inc. (a)	50,988	1,017,211
Questcor Pharmaceuticals, Inc.	45,520	2,069,339
Salix Pharmaceuticals, Ltd. (a)	40,655	2,689,328
The Medicines Co. (a)	43,766	1,346,242
ViroPharma, Inc. (a)(b)	50,679	1,451,954

		9,289,647

PROFESSIONAL SERVICES — 0.8%
Exponent, Inc.	5,780	341,656
On Assignment, Inc. (a)	33,966	907,571
Resources Connection, Inc.	18,441	213,916
WageWorks, Inc. (a)	6,900	237,705

		1,700,848

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Acadia Realty Trust	24,128	595,720
Associated Estates Realty Corp.	14,500	233,160
Cedar Realty Trust, Inc.	18,116	93,841
Colonial Properties Trust	25,952	625,962
Coresite Realty Corp. (b)	16,774	533,581
Cousins Properties, Inc.	41,338	417,514
EastGroup Properties, Inc.	12,963	729,428
Getty Realty Corp.	8,507	175,670
Government Properties Income Trust	15,995	403,394
Healthcare Realty Trust, Inc.	37,776	963,288
Inland Real Estate Corp.	32,899	336,228
Lexington Realty Trust (b)	59,370	693,442
LTC Properties, Inc.	12,885	503,159
Medical Properties Trust, Inc.	53,098	760,363
Mid-America Apartment Communities, Inc.	16,303	1,104,854
Parkway Properties, Inc.	12,691	212,701
Pennsylvania Real Estate Investment Trust	29,559	558,074
Post Properties, Inc.	42,389	2,097,832
PS Business Parks, Inc.	7,679	554,193
Sabra Healthcare REIT, Inc. (b)	29,241	763,483
Saul Centers, Inc.	6,094	270,939
Sovran Self Storage, Inc.	15,484	1,003,208
Tanger Factory Outlet Centers, Inc.	41,293	1,381,664
Universal Health Realty Income Trust	9,799	422,631
Urstadt Biddle Properties, Inc. (Class A)	9,620	194,035

		15,628,364

ROAD & RAIL — 1.3%
Heartland Express, Inc. (b)	17,036	236,289
Knight Transportation, Inc.	22,936	385,784
Old Dominion Freight Line, Inc. (a)	54,923	2,285,895

		2,907,968

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Energy Industries, Inc. (a)	28,516	496,463
ATMI, Inc. (a)	12,561	297,068
Cabot Microelectronics Corp. (a)	9,098	300,325
CEVA, Inc. (a)	6,595	127,679
Cirrus Logic, Inc. (a)(b)	49,542	860,049
Diodes, Inc. (a)	16,812	436,608
Entropic Communications, Inc. (a)	69,707	297,649
Exar Corp. (a)	35,792	385,480
Hittite Microwave Corp. (a)	21,226	1,231,108
Kopin Corp. (a)	16,698	61,950
Kulicke & Soffa Industries, Inc. (a)	58,633	648,481
Micrel, Inc.	16,656	164,561
Microsemi Corp. (a)	72,528	1,650,012
MKS Instruments, Inc.	20,364	540,460
Monolithic Power Systems, Inc.	25,389	612,129
Nanometrics, Inc. (a)(b)	16,763	245,913
Power Integrations, Inc.	11,168	452,974
Rudolph Technologies, Inc. (a)	25,260	282,912
Sigma Designs, Inc. (a)	9,594	48,450
Ultratech, Inc. (a)	21,446	787,497
Veeco Instruments, Inc. (a)(b)	30,393	1,076,520
Volterra Semiconductor Corp. (a)	12,292	173,563

		11,177,851

SOFTWARE — 4.0%
Blackbaud, Inc.	17,737	577,694
Bottomline Technologies, Inc. (a)	15,983	404,210
Ebix, Inc. (b)	12,497	115,722
Interactive Intelligence Group (a)	11,760	606,816
Manhattan Associates, Inc. (a)	15,237	1,175,687
MicroStrategy, Inc. (a)	3,789	329,491
Monotype Imaging Holdings, Inc.	17,399	442,109
Netscout Systems, Inc. (a)	27,541	642,807
Progress Software Corp. (a)	17,260	397,153
Quality Systems, Inc. (b)	14,597	273,110
Sourcefire, Inc. (a)	24,139	1,340,921
Synchronoss Technologies, Inc. (a)	10,422	321,727
Take-Two Interactive Software, Inc. (a)	38,279	573,037
Tangoe, Inc. (a)(b)	10,884	167,940
Tyler Technologies, Inc. (a)	21,191	1,452,643
Vasco Data Security International (a)	21,721	180,502

		9,001,569

SPECIALTY RETAIL — 4.1%
Brown Shoe Co., Inc.	15,002	322,993
Christopher & Banks Corp. (a)	15,599	105,137
Francesca’s Holdings Corp. (a)(b)	34,522	959,366
Haverty Furniture Cos., Inc.	6,368	146,528
Hibbett Sports, Inc. (a)(b)	20,300	1,126,650
Lithia Motors, Inc. (Class A)	8,346	444,925

See accompanying notes to financial statements.

204

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Lumber Liquidators Holdings, Inc. (a)(b)	21,275	$1,656,684
Monro Muffler Brake, Inc. (b)	9,601	461,328
Rue21, Inc. (a)	12,186	507,059
Select Comfort Corp. (a)	43,510	1,090,361
Stage Stores, Inc. (b)	15,382	361,477
The Buckle, Inc. (b)	13,385	696,288
Vitamin Shoppe, Inc. (a)	23,397	1,049,122
Zale Corp. (a)	9,479	86,259
Zumiez, Inc. (a)	10,714	308,028

		9,322,205

TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Crocs, Inc. (a)	42,261	697,306
Fifth & Pacific Cos., Inc. (a)	44,392	991,717
Iconix Brand Group, Inc. (a)(b)	21,682	637,668
Movado Group, Inc.	14,024	474,432
Oxford Industries, Inc.	11,087	691,829
Steven Madden, Ltd. (a)	32,222	1,558,900
Wolverine World Wide, Inc. (b)	22,062	1,204,806

		6,256,658

THRIFTS & MORTGAGE FINANCE — 0.4%
Brookline Bancorp, Inc.	33,378	289,721
Dime Community Bancshares	13,031	199,635
Oritani Financial Corp.	30,288	474,916

		964,272

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	16,093	777,775
Kaman Corp.	7,866	271,849

		1,049,624

WATER UTILITIES — 0.2%
American States Water Co.	8,349	448,091

TOTAL COMMON STOCKS —
(Cost $185,182,796)		225,434,077

SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	22,313,086	22,313,086
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,313,186)		22,313,186

TOTAL INVESTMENTS — 109.6% (f)
(Cost $207,495,982)		247,747,263
OTHER ASSETS & LIABILITIES — (9.6)%		(21,747,311)

NET ASSETS — 100.0%		$225,999,952

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

205

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 3.4%
AAR Corp.	22,401	$492,374
Aerovironment, Inc. (a)(b)	10,954	221,052
American Science & Engineering, Inc.	2,714	151,984
Cubic Corp.	6,335	304,713
Curtiss-Wright Corp.	26,728	990,540
Engility Holdings, Inc. (a)(b)	9,471	269,166
GenCorp, Inc. (a)(b)	12,789	207,949
Moog, Inc. (Class A) (a)	25,745	1,326,640
National Presto Industries, Inc. (b)	2,796	201,396
Orbital Sciences Corp. (a)	33,925	589,277
Teledyne Technologies, Inc. (a)	13,420	1,038,037

		5,793,128

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	14,602	638,984
Forward Air Corp.	6,380	244,226
HUB Group, Inc. (Class A) (a)	9,790	356,552

		1,239,762

AIRLINES — 0.2%
SkyWest, Inc.	29,463	398,929

AUTO COMPONENTS — 0.4%
Spartan Motors, Inc.	17,908	109,597
Standard Motor Products, Inc.	11,210	384,951
Superior Industries International, Inc.	6,622	113,965

		608,513

BIOTECHNOLOGY — 0.5%
Cubist Pharmaceuticals, Inc. (a)	14,971	723,099
Emergent Biosolutions, Inc. (a)	14,536	209,609

		932,708

BUILDING PRODUCTS — 1.5%
A.O. Smith Corp.	22,286	808,536
AAON, Inc.	5,703	188,655
Apogee Enterprises, Inc.	7,451	178,824
Gibraltar Industries, Inc. (a)	16,551	240,983
Griffon Corp.	25,248	284,040
Simpson Manufacturing Co., Inc.	12,201	358,953
Universal Forest Products, Inc.	11,225	448,102

		2,508,093

CAPITAL MARKETS — 1.7%
Calamos Asset Management, Inc. (Class A)	11,558	121,359
Financial Engines, Inc.	11,290	514,711
Investment Technology Group, Inc. (a)	20,900	292,182
Piper Jaffray Co., Inc. (a)	3,730	117,905
Prospect Capital Corp. (b)	51,934	560,887
Stifel Financial Corp. (a)	33,750	1,203,863
SWS Group, Inc. (a)	16,216	88,377

		2,899,284

CHEMICALS — 2.5%
A. Schulman, Inc.	16,954	454,706
Balchem Corp.	8,276	370,351
Calgon Carbon Corp. (a)	18,394	306,812
Hawkins, Inc.	3,024	119,115
Innophos Holdings, Inc.	12,520	590,568
Koppers Holdings, Inc.	7,171	273,789
Kraton Performance Polymers, Inc. (a)	18,540	393,048
LSB Industries, Inc. (a)	6,682	203,200
OM Group, Inc. (a)	18,395	568,773
Stepan Co.	10,145	564,164
Tredegar Corp.	5,337	137,161
Zep, Inc.	13,113	207,579

		4,189,266

COMMERCIAL BANKS — 6.5%
Banner Corp.	10,050	339,590
City Holding Co.	5,683	221,353
Columbia Banking System, Inc.	14,012	333,626
Community Bank System, Inc. (b)	22,881	705,879
CVB Financial Corp.	32,820	385,963
First BanCorp- Puerto Rico (a)(b)	40,227	284,807
First Financial Bancorp	33,090	493,041
First Financial Bankshares, Inc. (b)	7,734	430,474
First Midwest Bancorp, Inc.	23,598	323,765
Glacier Bancorp, Inc.	25,369	562,938
Hanmi Financial Corp. (a)	18,024	318,484
Independent Bank Corp.-Massachusetts (b)	7,556	260,682
MB Financial, Inc.	13,862	371,502
NBT Bancorp, Inc. (b)	24,770	524,381
Old National Bancorp	57,982	801,891
S&T Bancorp, Inc.	17,075	334,670
Simmons First National Corp.	9,557	249,342
Sterling Bancorp	17,757	206,336
Susquehanna Bancshares, Inc.	48,456	622,660
Taylor Capital Group, Inc. (a)(b)	2,200	37,158
Tompkins Financial Corp.	6,584	297,531
UMB Financial Corp. (b)	10,447	581,585
Umpqua Holdings Corp.	64,041	961,255
United Bankshares, Inc. (b)	26,305	695,767
United Community Banks, Inc. (a)	26,560	329,875
Wintrust Financial Corp. (b)	11,261	431,071

		11,105,626

COMMERCIAL SERVICES & SUPPLIES — 2.8%
ABM Industries, Inc.	29,013	711,109
Consolidated Graphics, Inc. (a)	4,696	220,759
G & K Services, Inc. (Class A)	11,030	525,028
Interface, Inc.	12,156	206,287
Mobile Mini, Inc. (a)(b)	21,817	723,233
Tetra Tech, Inc. (a)(b)	36,981	869,423
UniFirst Corp.	5,195	474,044
United Stationers, Inc.	23,232	779,434
Viad Corp.	11,429	280,239

		4,789,556

COMMUNICATIONS EQUIPMENT — 1.4%
Bel Fuse, Inc. (Class B)	6,093	81,951
Black Box Corp.	8,996	227,779
Comtech Telecommunications Corp.	9,137	245,694
Digi International, Inc. (a)	14,292	133,916
Harmonic, Inc. (a)	63,839	405,378
Oplink Communications, Inc. (a)	6,586	114,399
PC-Tel, Inc.	5,511	46,733
Symmetricom, Inc. (a)	10,560	47,414

See accompanying notes to financial statements.

206

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

ViaSat, Inc. (a)	14,418	$1,030,310

		2,333,574

COMPUTERS & PERIPHERALS — 0.8%
Avid Technology, Inc. (a)	17,886	105,170
Intermec, Inc. (a)	14,803	145,513
Intevac, Inc. (a)	13,239	74,933
QLogic Corp. (a)	50,700	484,692
Super Micro Computer, Inc. (a)	15,027	159,887
Synaptics, Inc. (a)	11,754	453,234

		1,423,429

CONSTRUCTION & ENGINEERING — 1.6%
Aegion Corp. (a)(b)	12,151	273,519
Comfort Systems USA, Inc.	20,851	311,097
Dycom Industries, Inc. (a)	18,726	433,320
EMCOR Group, Inc.	38,128	1,549,903
Orion Marine Group, Inc. (a)	15,618	188,821

		2,756,660

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (b)	16,150	734,179
Ezcorp, Inc. (Class A) (a)	26,888	453,870
World Acceptance Corp. (a)(b)	3,033	263,689

		1,451,738

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	9,233	138,587

DISTRIBUTORS — 0.1%
VOXX International Corp. (a)	11,226	137,743

DIVERSIFIED CONSUMER SERVICES — 0.8%
Capella Education Co. (a)	6,281	261,604
Career Education Corp. (a)	30,190	87,551
Corinthian Colleges, Inc. (a)(b)	44,743	100,224
Hillenbrand, Inc.	19,609	464,929
ITT Educational Services, Inc. (a)(b)	8,949	218,356
Lincoln Educational Services Corp.	12,902	67,994
Universal Technical Institute, Inc.	12,382	127,906

		1,328,564

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Interactive Brokers Group, Inc. (Class A)	23,413	373,906

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Atlantic Tele-Network, Inc.	2,800	139,048
Cbeyond, Inc. (a)	17,343	135,969
General Communication, Inc. (Class A) (a)	7,265	56,885
Lumos Networks Corp. (b)	4,541	77,651

		409,553

ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	20,483	1,021,078
El Paso Electric Co.	22,781	804,397
UIL Holdings Corp.	28,858	1,103,818
UNS Energy Corp.	23,499	1,051,110

		3,980,403

ELECTRICAL EQUIPMENT — 1.4%
Belden, Inc.	11,229	560,664
Brady Corp. (Class A)	15,989	491,342
Encore Wire Corp.	4,675	159,418
EnerSys	11,464	562,195
II-VI, Inc. (a)	11,516	187,250
Powell Industries, Inc. (a)	5,216	269,406
Vicor Corp. (a)	11,280	77,268

		2,307,543

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Agilysys, Inc. (a)	4,629	52,261
Anixter International, Inc. (a)	15,429	1,169,673
Benchmark Electronics, Inc. (a)	30,934	621,773
Checkpoint Systems, Inc. (a)	23,292	330,514
Coherent, Inc.	5,371	295,781
CTS Corp.	18,750	255,750
Daktronics, Inc.	13,041	133,801
DTS, Inc. (a)	6,716	138,215
Electro Scientific Industries, Inc.	7,339	78,968
FARO Technologies, Inc. (a)	4,253	143,836
Insight Enterprises, Inc. (a)	24,561	435,712
Mercury Computer Systems, Inc. (a)	18,431	169,934
Methode Electronics, Inc. (Class A)	20,194	343,500
MTS Systems Corp.	3,014	170,592
Newport Corp. (a)	21,991	306,335
OSI Systems, Inc. (a)	3,912	252,011
Park Electrochemical Corp.	11,128	267,183
Plexus Corp. (a)	19,232	574,845
RadiSys Corp. (a)	13,066	62,847
Rofin-Sinar Technologies, Inc. (a)	9,225	230,072
Rogers Corp. (a)	3,657	173,049
Scansource, Inc. (a)	15,981	511,392
SYNNEX Corp. (a)(b)	15,023	635,172
TTM Technologies, Inc. (a)	18,025	151,410

		7,504,626

ENERGY EQUIPMENT & SERVICES — 3.9%
Basic Energy Services, Inc. (a)	15,628	188,943
Bristow Group, Inc.	20,586	1,344,677
C&J Energy Services, Inc. (a)(b)	6,049	117,169
Era Group, Inc. (a)	10,701	279,831
Exterran Holdings, Inc. (a)	19,597	551,068
Gulf Island Fabrication, Inc.	8,221	157,432
Hornbeck Offshore Services, Inc. (a)(b)	18,226	975,091
ION Geophysical Corp. (a)	37,860	227,917
Lufkin Industries, Inc.	9,280	821,002
Matrix Service Co. (a)	14,808	230,709
Pioneer Energy Services Corp. (a)	35,494	234,970
SEACOR Holdings, Inc.	10,859	901,840
Tesco Corp. (a)	13,900	184,175
Tetra Technologies, Inc. (a)	44,167	453,153

		6,667,977

FOOD & STAPLES RETAILING — 1.3%
Casey’s General Stores, Inc. (b)	21,721	1,306,735
Nash Finch Co.	6,959	153,168
Spartan Stores, Inc.	12,523	230,924
The Andersons, Inc.	9,954	529,453

		2,220,280

See accompanying notes to financial statements.

207

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

FOOD PRODUCTS — 2.5%
B&G Foods, Inc.	11,498	$391,507
Cal-Maine Foods, Inc.	3,513	163,390
Calavo Growers, Inc. (b)	4,132	112,349
Diamond Foods, Inc. (a)(b)	12,611	261,678
J&J Snack Foods Corp.	3,704	288,171
Sanderson Farms, Inc.	11,313	751,410
Seneca Foods Corp. (a)	4,443	136,311
Snyders-Lance, Inc.	27,434	779,400
TreeHouse Foods, Inc. (a)	20,694	1,356,285

		4,240,501

GAS UTILITIES — 3.6%
New Jersey Resources Corp. (b)	23,650	982,184
Northwest Natural Gas Co. (b)	15,425	655,254
Piedmont Natural Gas Co., Inc.	43,022	1,451,562
South Jersey Industries, Inc.	18,116	1,040,040
Southwest Gas Corp.	26,257	1,228,565
The Laclede Group, Inc.	17,268	788,457

		6,146,062

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
ABIOMED, Inc. (a)(b)	7,591	163,662
CONMED Corp.	15,626	488,156
CryoLife, Inc.	8,853	55,420
Cynosure, Inc. (Class A) (a)	—	1
Integra LifeSciences Holdings Corp. (a)(b)	5,488	201,026
Invacare Corp.	16,620	238,663
Meridian Bioscience, Inc. (b)	10,926	234,909
Merit Medical Systems, Inc. (a)	14,371	160,237
Natus Medical, Inc. (a)	6,382	87,114
NuVasive, Inc. (a)	25,360	628,674
SurModics, Inc. (a)	3,070	61,431
Symmetry Medical, Inc. (a)	21,467	180,752
West Pharmaceutical Services, Inc.	6,885	483,740

		2,983,785

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Almost Family, Inc.	4,694	89,186
Amedisys, Inc. (a)	18,122	210,578
AMN Healthcare Services, Inc. (a)	10,685	153,009
AmSurg Corp. (a)	18,337	643,629
Centene Corp. (a)	30,961	1,624,214
Chemed Corp. (b)	4,153	300,802
Corvel Corp. (a)	3,572	104,552
Cross Country Healthcare, Inc. (a)	18,414	95,016
Gentiva Health Services, Inc. (a)	16,370	163,045
Healthways, Inc. (a)	8,353	145,175
IPC The Hospitalist Co. (a)	4,916	252,486
Kindred Healthcare, Inc. (a)	30,251	397,195
LHC Group, Inc. (a)	8,427	165,001
Magellan Health Services, Inc. (a)	15,448	866,324
Molina Healthcare, Inc. (a)(b)	16,571	616,110
PharMerica Corp. (a)	16,896	234,178
The Ensign Group, Inc.	10,067	354,560

		6,415,060

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc. (b)	2,233	109,730
Omnicell, Inc. (a)	7,415	152,378

		262,108

HOTELS, RESTAURANTS & LEISURE — 3.6%
Biglari Holdings, Inc. (a)(b)	692	283,997
BJ’s Restaurants, Inc. (a)(b)	7,496	278,102
Boyd Gaming Corp. (a)	32,338	365,419
CEC Entertainment, Inc.	9,618	394,723
Cracker Barrel Old Country Store, Inc.	13,529	1,280,655
DineEquity, Inc.	5,471	376,788
Jack in the Box, Inc. (a)	15,683	616,185
Marcus Corp.	11,105	141,256
Marriott Vacations Worldwide Corp. (a)	7,429	321,230
Monarch Casino & Resort, Inc. (a)	5,422	91,415
Pinnacle Entertainment, Inc. (a)	33,363	656,250
Red Robin Gourmet Burgers, Inc. (a)	7,312	403,476
Ruby Tuesday, Inc. (a)(b)	32,823	302,956
Sonic Corp. (a)	14,167	206,271
Texas Roadhouse, Inc.	15,402	385,358

		6,104,081

HOUSEHOLD DURABLES — 0.9%
American Greetings Corp. (Class A)	18,376	334,811
Blyth, Inc. (b)	5,797	80,926
Helen of Troy, Ltd. (a)	8,969	344,140
La-Z-Boy, Inc.	12,278	248,875
Standard Pacific Corp. (a)(b)	28,069	233,815
Universal Electronics, Inc. (a)	8,493	238,908

		1,481,475

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	23,950	165,255
WD-40 Co.	3,593	195,747

		361,002

INSURANCE — 4.3%
AMERISAFE, Inc.	10,447	338,378
Employers Holdings, Inc.	10,599	259,146
Horace Mann Educators Corp.	22,386	545,771
Infinity Property & Casualty Corp.	6,506	388,799
Meadowbrook Insurance Group, Inc. (b)	26,915	216,127
National Financial Partners Corp. (a)	23,004	582,231
ProAssurance Corp.	35,133	1,832,537
RLI Corp. (b)	9,631	735,905
Safety Insurance Group, Inc.	7,369	357,470
Selective Insurance Group, Inc.	31,859	733,394
Stewart Information Services Corp.	11,883	311,216
The Navigators Group, Inc. (a)	6,075	346,518
Tower Group International, Ltd.	22,452	460,490
United Fire Group, Inc.	12,524	310,971

		7,418,953

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	2,909	109,902
NutriSystem, Inc. (b)	16,407	193,274
PetMed Express, Inc. (b)	6,393	80,552

		383,728

See accompanying notes to financial statements.

208

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.0%
comScore, Inc. (a)	9,844	$240,095
Digital River, Inc. (a)	19,851	372,603
j2 Global, Inc. (b)	10,625	451,669
LogMeIn, Inc. (a)	8,281	202,553
QuinStreet, Inc. (a)	14,753	127,319
United Online, Inc.	52,202	395,691

		1,789,930

IT SERVICES — 1.6%
CACI International, Inc. (Class A) (a)	13,191	837,497
Cardtronics, Inc. (a)	11,721	323,500
CIBER, Inc. (a)	38,283	127,865
CSG Systems International, Inc. (a)	8,486	184,146
Forrester Research, Inc.	4,409	161,766
Heartland Payment Systems, Inc. (b)	7,779	289,768
Higher One Holdings, Inc. (a)(b)	11,225	130,659
Sykes Enterprises, Inc. (a)	22,488	354,411
TeleTech Holdings, Inc. (a)	12,468	292,125
Virtusa Corp. (a)	5,112	113,282

		2,815,019

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co. (b)	23,602	155,301
JAKKS Pacific, Inc.	11,867	133,504

		288,805

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Affymetrix, Inc. (a)(b)	40,480	179,731

MACHINERY — 3.7%
Actuant Corp. (Class A) (b)	13,251	436,885
Albany International Corp. (Class A)	16,464	542,983
Astec Industries, Inc.	12,027	412,406
Barnes Group, Inc.	26,510	795,035
Briggs & Stratton Corp. (b)	27,609	546,658
CIRCOR International, Inc.	10,016	509,414
EnPro Industries, Inc. (a)(b)	5,575	282,987
ESCO Technologies, Inc.	8,078	261,566
Federal Signal Corp. (a)	35,705	312,419
John Bean Technologies Corp.	16,541	347,526
Kaydon Corp.	11,794	324,925
Mueller Industries, Inc.	6,015	303,336
Tennant Co.	6,146	296,667
Titan International, Inc. (b)	14,150	238,710
Watts Water Technologies, Inc. (Class A)	16,199	734,463

		6,345,980

MEDIA — 1.3%
Arbitron, Inc.	7,505	348,607
Digital Generation, Inc. (a)(b)	7,315	53,912
Harte-Hanks, Inc.	24,783	213,134
Live Nation Entertainment, Inc. (a)	82,052	1,271,806
The E.W. Scripps Co. (Class A) (a)	16,344	254,639

		2,142,098

METALS & MINING — 1.8%
A.M. Castle & Co. (a)(b)	9,510	149,878
AK Steel Holding Corp. (b)	46,732	142,065
AMCOL International Corp. (b)	9,284	294,210
Century Aluminum Co. (a)	29,503	273,788
Haynes International, Inc.	7,117	340,691
Kaiser Aluminum Corp.	9,263	573,750
Materion Corp.	11,714	317,332
Olympic Steel, Inc. (b)	5,258	128,821
RTI International Metals, Inc. (a)	17,461	483,844
Stillwater Mining Co. (a)(b)	26,825	288,101

		2,992,480

MULTI-UTILITIES — 1.0%
Avista Corp.	34,187	923,733
NorthWestern Corp.	21,286	849,311

		1,773,044

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	19,338	299,546

OIL, GAS & CONSUMABLE FUELS — 2.0%
Approach Resources, Inc. (a)(b)	8,734	214,594
Carrizo Oil & Gas, Inc. (a)(b)	9,402	266,359
Cloud Peak Energy, Inc. (a)	34,838	574,130
Comstock Resources, Inc.	15,449	243,013
Contango Oil & Gas Co.	7,273	245,464
Forest Oil Corp. (a)	33,900	138,651
PDC Energy, Inc. (a)	10,797	555,830
Penn Virginia Corp. (b)	31,256	146,903
PetroQuest Energy, Inc. (a)	14,584	57,753
Stone Energy Corp. (a)	28,117	619,417
Swift Energy Co. (a)(b)	24,966	299,342

		3,361,456

PAPER & FOREST PRODUCTS — 2.3%
Buckeye Technologies, Inc.	22,434	830,955
Clearwater Paper Corp. (a)	12,577	591,874
KapStone Paper and Packaging Corp.	22,043	885,688
Neenah Paper, Inc.	3,824	121,489
P.H. Glatfelter Co.	24,474	614,297
Schweitzer-Mauduit International, Inc.	10,638	530,623
Wausau Paper Corp.	26,638	303,673

		3,878,599

PHARMACEUTICALS — 0.1%
Hi-Tech Pharmacal Co., Inc. (b)	6,373	211,584

PROFESSIONAL SERVICES — 1.6%
CDI Corp.	7,950	112,572
Exponent, Inc.	3,350	198,018
Heidrick & Struggles International, Inc.	9,410	157,335
Insperity, Inc.	12,346	374,084
Kelly Services, Inc. (Class A)	15,196	265,474
Korn/Ferry International (a)	27,484	515,050
Navigant Consulting, Inc. (a)	28,359	340,308
Resources Connection, Inc.	9,703	112,555
TrueBlue, Inc. (a)	23,293	490,318
WageWorks, Inc. (a)	6,900	237,705

		2,803,419

REAL ESTATE INVESTMENT TRUSTS — 7.8%
Acadia Realty Trust	13,212	326,204
Associated Estates Realty Corp.	18,100	291,048
Cedar Realty Trust, Inc.	17,565	90,987
Colonial Properties Trust	28,158	679,171
Cousins Properties, Inc.	28,394	286,779

See accompanying notes to financial statements.

209

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

DiamondRock Hospitality Co.	111,661	$1,040,680
EastGroup Properties, Inc.	7,715	434,123
EPR Properties	26,847	1,349,599
Franklin Street Properties Corp.	48,907	645,572
Getty Realty Corp.	8,924	184,281
Government Properties Income Trust	19,468	490,983
Healthcare Realty Trust, Inc.	23,297	594,073
Inland Real Estate Corp.	25,210	257,646
Kite Realty Group Trust	49,249	296,971
LaSalle Hotel Properties	54,250	1,339,975
Lexington Realty Trust (b)	59,819	698,686
LTC Properties, Inc.	10,017	391,164
Medical Properties Trust, Inc.	45,649	653,694
Mid-America Apartment Communities, Inc.	12,409	840,958
Parkway Properties, Inc.	13,571	227,450
Pennsylvania Real Estate Investment Trust	14,295	269,890
PS Business Parks, Inc.	4,689	338,405
Saul Centers, Inc.	2,892	128,578
Sovran Self Storage, Inc.	6,530	423,079
Tanger Factory Outlet Centers, Inc.	23,649	791,296
Urstadt Biddle Properties, Inc. (Class A)	7,929	159,928

		13,231,220

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	19,879	398,773

ROAD & RAIL — 0.5%
Arkansas Best Corp.	13,379	307,048
Heartland Express, Inc. (b)	13,961	193,639
Knight Transportation, Inc.	16,905	284,342

		785,029

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
ATMI, Inc. (a)	9,133	215,996
Brooks Automation, Inc.	37,685	366,675
Cabot Microelectronics Corp. (a)	6,505	214,730
CEVA, Inc. (a)	7,829	151,569
Cohu, Inc.	13,054	163,175
Diodes, Inc. (a)	8,267	214,694
DSP Group, Inc. (a)	12,986	107,914
GT Advanced Technologies, Inc. (a)(b)	68,211	283,076
Kopin Corp. (a)	22,631	83,961
Micrel, Inc.	14,306	141,343
MKS Instruments, Inc.	15,402	408,769
Pericom Semiconductor Corp. (a)	12,308	87,633
Power Integrations, Inc.	8,374	339,650
Rubicon Technology, Inc. (a)(b)	9,838	78,802
Sigma Designs, Inc. (a)	11,881	59,999
STR Holdings, Inc. (a)(b)	22,171	50,328
Supertex, Inc.	5,969	142,719
Tessera Technologies, Inc.	29,879	621,483
TriQuint Semiconductor, Inc. (a)	91,710	635,550
Volterra Semiconductor Corp. (a)	5,032	71,052

		4,439,118

SOFTWARE — 1.7%
Blackbaud, Inc.	13,206	430,120
Bottomline Technologies, Inc. (a)	8,660	219,011
Ebix, Inc. (b)	9,390	86,951
EPIQ Systems, Inc.	18,325	246,838
MicroStrategy, Inc. (a)	2,344	203,834
Monotype Imaging Holdings, Inc.	8,513	216,315
Progress Software Corp. (a)	18,621	428,469
Quality Systems, Inc.	12,081	226,036
Synchronoss Technologies, Inc. (a)	7,937	245,015
Take-Two Interactive Software, Inc. (a)	24,919	373,038
Tangoe, Inc. (a)(b)	10,700	165,101

		2,840,728

SPECIALTY RETAIL — 5.3%
Big 5 Sporting Goods Corp.	9,680	212,476
Brown Shoe Co., Inc.	12,334	265,551
Christopher & Banks Corp. (a)	9,291	62,621
Genesco, Inc. (a)	13,562	908,518
Group 1 Automotive, Inc. (b)	12,369	795,698
Haverty Furniture Cos., Inc.	6,453	148,484
Jos. A. Bank Clothiers, Inc. (a)(b)	15,994	660,872
Kirkland’s, Inc. (a)	8,623	148,747
Lithia Motors, Inc. (Class A)	5,893	314,156
MarineMax, Inc. (a)	13,916	157,668
Monro Muffler Brake, Inc. (b)	9,630	462,722
OfficeMax, Inc.	49,536	506,753
Pep Boys-Manny, Moe & Jack (a)	30,791	356,560
Sonic Automotive, Inc. (Class A)	19,779	418,128
Stage Stores, Inc. (b)	6,906	162,291
Stein Mart, Inc.	15,805	215,738
The Buckle, Inc. (b)	6,029	313,629
The Cato Corp. (Class A)	15,201	379,417
The Children’s Place Retail Stores, Inc. (a)	12,730	697,604
The Finish Line, Inc. (Class A)	27,886	609,588
The Men’s Wearhouse, Inc.	26,844	1,016,045
Zale Corp. (a)	7,855	71,481
Zumiez, Inc. (a)	4,575	131,531

		9,016,278

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a)	19,093	315,035
Fifth & Pacific Cos., Inc. (a)	35,966	803,480
Iconix Brand Group, Inc. (a)	16,788	493,735
Maidenform Brands, Inc. (a)	13,516	234,232
Perry Ellis International, Inc.	6,826	138,636
Quiksilver, Inc. (a)	71,542	460,731
Skechers U.S.A., Inc. (a)	22,075	530,021
True Religion Apparel, Inc.	13,764	435,768
Wolverine World Wide, Inc. (b)	12,429	678,748

		4,090,386

THRIFTS & MORTGAGE FINANCE — 1.1%
Bank Mutual Corp.	25,388	143,188
Brookline Bancorp, Inc.	15,678	136,085
Dime Community Bancshares	7,316	112,081
Northwest Bancshares, Inc.	53,632	724,568
Provident Financial Services, Inc.	30,316	478,387

See accompanying notes to financial statements.

210

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

TrustCo Bank Corp. NY	53,966	$293,575

		1,887,884

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	47,202	179,368

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	12,346	596,682
Kaman Corp.	9,463	327,042

		923,724

WATER UTILITIES — 0.2%
American States Water Co.	4,913	263,681

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	8,946	147,251
USA Mobility, Inc.	12,695	172,271

		319,522

TOTAL COMMON STOCKS —
(Cost $152,451,459)		170,553,605

SHORT TERM INVESTMENTS — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,166,182	11,166,182
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	453,159	453,159

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,619,341)		11,619,341

TOTAL INVESTMENTS — 106.8% (f)
(Cost $164,070,800)		182,172,946
OTHER ASSETS & LIABILITIES — (6.8)%		(11,520,881)

NET ASSETS — 100.0%		$170,652,065

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

211

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.1%
BHP Billiton, Ltd. (a)	15,841	$454,867
National Australia Bank, Ltd.	20,634	560,576

		1,015,443

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,518	579,429

BRAZIL — 1.3%
Cia Energetica de Minas Gerais	46,628	420,255
Petroleo Brasileiro SA ADR	23,257	340,947
Petroleo Brasileiro SA Preference Shares	1,500	10,987
Vale SA Preference Shares	29,377	359,724

		1,131,913

CANADA — 1.7%
Canadian Oil Sands, Ltd.	24,274	447,997
Potash Corp. of Saskatchewan, Inc.	12,997	494,279
Royal Bank of Canada (a)	9,518	552,882

		1,495,158

CHINA — 2.5%
China Construction Bank Corp.	843,461	597,008
China Petroleum & Chemical Corp.	770,744	542,557
Industrial & Commercial Bank of China	983,016	619,744
PetroChina Co., Ltd.	445,431	473,780

		2,233,089

DENMARK — 1.5%
Vestas Wind Systems A/S (b)	90,854	1,288,833

FINLAND — 0.8%
Sampo Oyj (Class A)	17,909	696,973

FRANCE — 5.7%
BNP Paribas	10,978	598,973
Carrefour SA	25,017	687,112
Compagnie de Saint-Gobain (a)	14,082	569,269
GDF Suez	21,545	421,339
LVMH Moet Hennessy Louis Vuitton SA	3,428	554,758
Societe Generale	17,572	603,001
Total SA	10,266	500,476
Veolia Environnement SA	44,990	511,176
Vinci SA	11,853	594,021

		5,040,125

GERMANY — 4.4%
Allianz SE	4,462	651,042
BASF SE	6,466	576,823
Daimler AG	10,884	657,649
Deutsche Bank AG	13,041	545,070
E.ON AG	21,492	352,278
SAP AG	7,722	564,706
Siemens AG	5,365	541,507

		3,889,075

HONG KONG — 3.0%
China Mobile, Ltd.	52,021	543,258
China Unicom (Hong Kong), Ltd. (a)	325,404	432,119
CLP Holdings, Ltd.	65,834	532,607
Esprit Holdings, Ltd.	355,337	529,591
Hutchison Whampoa, Ltd.	57,759	607,276

		2,644,851

INDIA — 2.2%
Bharti Airtel, Ltd.	118,477	581,669
Infosys Technologies, Ltd. ADR	11,749	483,941
Reliance Industries, Ltd.	11,321	164,333
Reliance Industries, Ltd. GDR (c)	13,132	378,070
Tata Steel, Ltd. GDR	77,520	362,794

		1,970,807

ITALY — 1.3%
Assicurazioni Generali SpA	33,785	589,345
UniCredit SpA	113,689	531,707

		1,121,052

JAPAN — 11.7%
Bridgestone Corp.	22,349	760,453
Canon, Inc. (a)	15,621	508,722
Honda Motor Co., Ltd.	16,075	596,329
Komatsu, Ltd.	26,103	602,549
Mitsubishi Corp.	28,489	487,269
Mitsubishi UFJ Financial Group, Inc.	115,147	709,417
Mitsui & Co., Ltd.	37,651	472,272
Mizuho Financial Group, Inc.	324,341	672,615
Nintendo Co., Ltd.	4,560	537,092
Nippon Steel Corp.	249,961	674,380
Panasonic Corp. (b)	75,544	606,116
Seven & I Holdings Co., Ltd.	17,896	653,073
Sony Corp. (a)	44,262	925,922
Takeda Pharmaceutical Co., Ltd.	11,509	519,055
Toshiba Corp.	166,205	798,105
Toyota Motor Corp.	13,274	800,436

		10,323,805

LUXEMBOURG — 0.4%
ArcelorMittal	34,252	381,735

MEXICO — 0.5%
America Movil SAB de CV (a)	434,548	471,383

NETHERLANDS ANTILLES — 0.6%
Schlumberger, Ltd.	7,179	514,447

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	190,203	611,907

RUSSIA — 0.4%
Gazprom OAO ADR (a)(b)	52,342	344,410

SOUTH KOREA — 1.2%
LG Electronics, Inc. (a)	8,255	527,661
Samsung Electronics Co., Ltd. GDR	950	553,850

		1,081,511

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA (a)	66,714	558,898
Banco Santander SA	74,000	471,518
Telefonica SA (b)	37,131	475,166

		1,505,582

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	58,392	657,072

See accompanying notes to financial statements.

212

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

SWITZERLAND — 4.5%
ABB, Ltd. (b)	28,452	$616,763
Credit Suisse Group AG (b)	25,222	667,770
Nestle SA	8,682	568,462
Novartis AG	9,172	650,469
Roche Holding AG	2,923	726,000
UBS AG (b)	42,389	720,409

		3,949,873

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,849	693,394

UNITED KINGDOM — 6.5%
Anglo American PLC	17,582	337,600
AstraZeneca PLC	11,569	546,580
BAE Systems PLC	99,773	579,578
BP PLC	75,639	522,270
GlaxoSmithKline PLC	23,371	584,163
HSBC Holdings PLC	59,248	612,855
National Grid PLC	49,080	555,320
Rio Tinto PLC	10,936	445,019
Royal Dutch Shell PLC (Class A)	15,135	482,879
Tesco PLC	98,339	494,286
Vodafone Group PLC	189,625	540,265

		5,700,815

UNITED STATES — 43.5%
3M Co.	5,878	642,759
Abbott Laboratories	7,857	274,052
Alcoa, Inc.	56,275	440,071
Amazon.com, Inc. (b)	2,070	574,818
American Express Co.	9,176	685,998
Amgen, Inc.	6,600	651,156
Apple, Inc.	828	327,954
AT&T, Inc.	14,224	503,530
Bank of America Corp.	57,792	743,205
Baxter International, Inc.	8,953	620,174
Carnival Corp.	14,365	492,576
Caterpillar, Inc.	6,049	498,982
Chevron Corp.	4,720	558,565
Cisco Systems, Inc.	28,371	689,699
Colgate-Palmolive Co.	10,342	592,493
ConocoPhillips	9,430	570,515
Deere & Co.	6,775	550,469
E. I. du Pont de Nemours & Co.	10,768	565,320
eBay, Inc. (b)	11,112	574,713
Express Scripts Holding Co. (b)	8,594	530,164
Exxon Mobil Corp.	5,939	536,589
FedEx Corp.	6,004	591,874
Freeport-McMoRan Copper & Gold, Inc.	12,966	357,991
General Electric Co.	24,646	571,541
Gilead Sciences, Inc. (b)	18,156	929,769
Google, Inc. (Class A) (b)	798	702,535
Hewlett-Packard Co.	30,105	746,604
Honeywell International, Inc.	8,895	705,729
Intel Corp.	23,168	561,129
International Business Machines Corp.	2,615	499,753
Johnson & Johnson	7,971	684,390
JPMorgan Chase & Co.	13,105	691,813
McDonald’s Corp.	6,014	595,386
Medtronic, Inc.	12,989	668,544
Merck & Co., Inc.	12,167	565,157
Microsoft Corp.	17,523	605,069
Mondelez International, Inc. (Class A)	13,514	385,554
Monsanto Co.	6,039	596,653
News Corp. (Class A)	22,535	734,641
NIKE, Inc. (Class B)	10,940	696,659
Pfizer, Inc.	22,480	629,665
Philip Morris International, Inc.	6,020	521,452
QUALCOMM, Inc.	8,455	516,431
Southwest Airlines Co.	60,184	775,772
Starbucks Corp.	10,502	687,776
The Bank of New York Mellon Corp.	23,289	653,257
The Boeing Co.	7,670	785,715
The Coca-Cola Co.	14,140	567,155
The Goldman Sachs Group, Inc.	4,514	682,743
The Home Depot, Inc.	9,411	729,070
The NASDAQ OMX Group, Inc.	22,627	741,939
The Procter & Gamble Co.	7,930	610,531
The Travelers Cos., Inc.	7,990	638,561
The Walt Disney Co.	10,305	650,761
The Williams Cos., Inc.	15,613	506,954
Time Warner, Inc.	12,294	710,839
United Parcel Service, Inc. (Class B)	7,282	629,747
United Technologies Corp.	6,760	628,274
UnitedHealth Group, Inc.	10,025	656,437
Verizon Communications, Inc.	11,888	598,442
Visa, Inc. (Class A)	4,045	739,224
Wal-Mart Stores, Inc.	7,237	539,084
Wells Fargo & Co.	15,255	629,574
Zoetis, Inc.	287	8,867

		38,352,863

TOTAL COMMON STOCKS —
(Cost $91,485,596)		87,695,545

SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,706,450	1,706,450
State Street institutional Liquid Reserves Fund 0.09% (e)(f)	964,151	964,151

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,670,601)		2,670,601

TOTAL INVESTMENTS — 102.4% (g)
(Cost $94,156,197)		90,366,146
OTHER ASSETS & LIABILITIES — (2.4)%		(2,146,161)

NET ASSETS — 100.0%		$88,219,985

See accompanying notes to financial statements.

213

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

214

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
DIVERSIFIED REITS — 5.6%
Colonial Properties Trust	406,469	$9,804,032
Cousins Properties, Inc.	516,079	5,212,398
Liberty Property Trust	589,434	21,785,481
PS Business Parks, Inc.	88,297	6,372,394
Vornado Realty Trust	835,939	69,257,546
Washington Real Estate Investment Trust (a)	326,000	8,772,660

		121,204,511

INDUSTRIAL REITS — 5.9%
DCT Industrial Trust, Inc. (a)	1,428,331	10,212,567
DuPont Fabros Technology, Inc. (a)	315,591	7,621,523
EastGroup Properties, Inc.	148,678	8,366,111
First Industrial Realty Trust, Inc.	479,538	7,274,591
First Potomac Realty Trust	284,470	3,715,178
ProLogis	2,448,036	92,339,918

		129,529,888

OFFICE REITS — 15.6%
Alexandria Real Estate Equities, Inc.	345,346	22,696,139
BioMed Realty Trust, Inc.	916,252	18,535,778
Boston Properties, Inc.	745,651	78,643,811
Brandywine Realty Trust	769,271	10,400,544
CommonWealth REIT	584,178	13,506,195
Corporate Office Properties Trust	420,484	10,722,342
Digital Realty Trust, Inc. (a)	629,484	38,398,524
Douglas Emmett, Inc. (a)	653,325	16,300,459
Duke Realty Corp.	1,576,828	24,582,749
Franklin Street Properties Corp.	422,773	5,580,604
Highwoods Properties, Inc. (a)	404,664	14,410,085
Kilroy Realty Corp. (a)	369,402	19,582,000
Mack-Cali Realty Corp.	409,480	10,028,165
Parkway Properties, Inc.	208,587	3,495,918
Piedmont Office Realty Trust, Inc. (Class A)	821,357	14,685,863
SL Green Realty Corp. (a)	448,984	39,595,899

		341,165,075

RESIDENTIAL REITS — 18.4%
American Campus Communities, Inc.	513,671	20,885,863
Apartment Investment & Management Co. (Class A)	715,252	21,486,170
Associated Estates Realty Corp.	246,917	3,970,425
AvalonBay Communities, Inc.	597,657	80,629,906
BRE Properties, Inc.	377,831	18,899,107
Camden Property Trust	415,847	28,751,661
Education Realty Trust, Inc.	566,708	5,797,423
Equity Lifestyle Properties, Inc.	192,076	15,095,253
Equity Residential	1,574,997	91,444,326
Essex Property Trust, Inc.	186,300	29,606,796
Home Properties, Inc. (a)	256,285	16,753,350
Mid-America Apartment Communities, Inc.	210,599	14,272,294
Post Properties, Inc.	267,624	13,244,712
Sun Communities, Inc.	162,879	8,104,859
UDR, Inc.	1,229,227	31,332,996

		400,275,141

RETAIL REITS — 25.8%
Acadia Realty Trust	268,061	6,618,426
CBL & Associates Properties, Inc.	802,556	17,190,750
Cedar Realty Trust, Inc. (a)	266,630	1,381,143
DDR Corp. (a)	1,213,072	20,197,649
Equity One, Inc.	303,605	6,870,581
Federal Realty Investment Trust	319,859	33,162,981
General Growth Properties, Inc.	2,215,477	44,021,528
Glimcher Realty Trust	711,261	7,766,970
Inland Real Estate Corp. (a)	428,354	4,377,778
Kimco Realty Corp. (a)	2,009,457	43,062,664
Kite Realty Group Trust	429,008	2,586,918
Pennsylvania Real Estate Investment Trust	308,963	5,833,221
Ramco-Gershenson Properties Trust	293,317	4,555,213
Regency Centers Corp.	451,047	22,917,698
Rouse Properties, Inc. (a)	115,491	2,265,933
Saul Centers, Inc.	64,513	2,868,248
Simon Property Group, Inc.	1,526,918	241,130,891
Tanger Factory Outlet Centers, Inc.	462,810	15,485,623
Taubman Centers, Inc.	312,640	23,494,896
The Macerich Co.	674,037	41,096,036
Weingarten Realty Investors	549,334	16,903,007

		563,788,154

SPECIALIZED REITS — 28.4%
Ashford Hospitality Trust, Inc. (a)	358,326	4,102,833
CubeSmart (a)	602,068	9,621,047
DiamondRock Hospitality Co.	958,169	8,930,135
Extra Space Storage, Inc.	507,987	21,299,895
FelCor Lodging Trust, Inc. (a)(b)	541,536	3,200,478
HCP, Inc.	2,233,005	101,467,747
Health Care REIT, Inc.	1,397,523	93,675,967
Healthcare Realty Trust, Inc.	441,473	11,257,562
Hersha Hospitality Trust	857,358	4,835,499
Hospitality Properties Trust	684,815	17,996,938
Host Hotels & Resorts, Inc.	3,660,104	61,745,954
LaSalle Hotel Properties (a)	468,308	11,567,208
LTC Properties, Inc.	169,240	6,608,822
Pebblebrook Hotel Trust (a)	301,031	7,781,651
Public Storage	709,289	108,755,282
Senior Housing Properties Trust	922,001	23,907,486
Sovran Self Storage, Inc.	153,993	9,977,206
Sunstone Hotel Investors, Inc. (a)(b)	803,273	9,703,538
Universal Health Realty Income Trust	64,091	2,764,245
Ventas, Inc.	1,440,476	100,055,463

		619,254,956

TOTAL COMMON STOCKS —
(Cost $1,925,441,439)		2,175,217,725

SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	67,698,998	67,698,998

See accompanying notes to financial statements.

215

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	22,835,328	$22,835,328

TOTAL SHORT TERM INVESTMENTS —
(Cost $90,534,326)		90,534,326

TOTAL INVESTMENTS — 103.9% (f)
(Cost $2,015,975,765)		2,265,752,051
OTHER ASSETS & LIABILITIES — (3.9)%		(84,821,698)

NET ASSETS — 100.0%		$2,180,930,353

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

216

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 4.2%
Northern Trust Corp.	843,695	$48,849,940
The Bank of New York Mellon Corp.	1,654,398	46,405,864

		95,255,804

DIVERSIFIED BANKS — 6.6%
Comerica, Inc.	1,290,319	51,393,406
U.S. Bancorp	1,376,490	49,760,113
Wells Fargo & Co.	1,200,040	49,525,651

		150,679,170

OTHER DIVERSIFIED FINANCIAL SERVICES — 6.2%
Bank of America Corp.	3,687,292	47,418,575
Citigroup, Inc.	979,111	46,967,955
JPMorgan Chase & Co.	907,094	47,885,492

		142,272,022

REGIONAL BANKS — 65.6%
Associated Banc-Corp.	3,195,718	49,693,415
Bank of Hawaii Corp. (a)	983,365	49,482,927
BB&T Corp.	1,470,104	49,807,123
CapitalSource, Inc.	5,266,951	49,404,000
CIT Group, Inc. (b)	1,052,988	49,100,830
City National Corp. (a)	793,644	50,293,220
Commerce Bancshares, Inc.	1,120,235	48,797,437
Cullen/Frost Bankers, Inc. (a)	758,740	50,661,070
East West Bancorp, Inc.	1,819,944	50,048,460
Fifth Third Bancorp	2,632,020	47,507,961
First Horizon National Corp. (a)	4,393,054	49,202,205
First Republic Bank	1,249,791	48,091,958
FirstMerit Corp.	2,567,514	51,427,305
Fulton Financial Corp.	3,700,193	42,478,216
Hancock Holding Co.	1,718,108	51,663,508
Huntington Bancshares, Inc.	6,400,039	50,432,307
KeyCorp	4,629,440	51,109,018
M&T Bank Corp.	470,152	52,539,486
PNC Financial Services Group, Inc.	678,717	49,492,044
Popular, Inc. (b)	1,676,242	50,840,420
Prosperity Bancshares, Inc. (a)	981,133	50,812,878
Regions Financial Corp.	5,366,629	51,143,974
Signature Bank (b)	609,701	50,617,377
SunTrust Banks, Inc.	1,550,064	48,935,520
Susquehanna Bancshares, Inc.	4,070,284	52,303,149
SVB Financial Group (b)	634,830	52,894,036
Synovus Financial Corp.	17,982,180	52,507,966
TCF Financial Corp. (a)	3,444,813	48,847,448
Valley National Bancorp (a)	5,348,815	50,653,278
Zions Bancorporation	1,787,581	51,625,339

		1,502,413,875

THRIFTS & MORTGAGE FINANCE — 17.2%
First Niagara Financial Group, Inc.	4,927,640	49,621,335
Hudson City Bancorp, Inc.	5,813,277	53,249,617
MGIC Investment Corp. (b)	7,939,386	48,192,073
New York Community Bancorp, Inc. (a)	3,607,200	50,500,800
Ocwen Financial Corp. (b)	1,057,014	43,570,117
People’s United Financial, Inc. (a)	3,502,381	52,185,477
Radian Group, Inc.	3,785,678	43,989,579
Webster Financial Corp.	2,039,418	52,372,254

		393,681,252

TOTAL COMMON STOCKS —
(Cost $2,017,229,283)		2,284,302,123

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	165,284,289	165,284,289
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	11,665,399	11,665,399

TOTAL SHORT TERM INVESTMENTS —
(Cost $176,949,688)		176,949,688

TOTAL INVESTMENTS — 107.5% (f)
(Cost $2,194,178,971)		2,461,251,811
OTHER ASSETS & LIABILITIES — (7.5)%		(171,956,674)

NET ASSETS — 100.0%		$2,289,295,137

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

217

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 59.6%
Affiliated Managers Group, Inc. (a)(b)	11,893	$1,949,738
American Capital, Ltd. (a)	33,993	430,691
Ameriprise Financial, Inc.	24,150	1,953,252
Apollo Investment Corp.	56,334	436,025
Ares Capital Corp.	27,024	464,813
BlackRock Kelso Capital Corp. (b)	47,753	446,968
BlackRock, Inc.	7,308	1,877,060
Cohen & Steers, Inc. (b)	22,073	750,041
Eaton Vance Corp. (b)	50,482	1,897,618
Federated Investors, Inc. (Class B) (b)	72,050	1,974,891
Fifth Street Finance Corp.	44,490	464,921
Financial Engines, Inc.	36,180	1,649,446
Franklin Resources, Inc.	13,460	1,830,829
Golub Capital BDC, Inc. (b)	25,966	454,405
Hercules Technology Growth Capital, Inc. (b)	34,143	475,953
Invesco, Ltd.	59,089	1,879,030
Janus Capital Group, Inc. (b)	231,591	1,970,839
Legg Mason, Inc. (b)	60,731	1,883,268
Main Street Capital Corp. (b)	16,504	456,996
MCG Capital Corp.	51,655	269,123
New Mountain Finance Corp. (b)	30,970	438,535
Northern Trust Corp.	34,615	2,004,208
PennantPark Investment Corp. (b)	39,270	433,934
Prospect Capital Corp. (b)	44,427	479,812
SEI Investments Co.	68,921	1,959,424
State Street Corp. (c)	29,978	1,954,865
T. Rowe Price Group, Inc.	26,976	1,973,294
The Bank of New York Mellon Corp.	67,988	1,907,063
TICC Capital Corp. (b)	47,825	460,077
Triangle Capital Corp.	16,558	455,511
Virtus Investment Partners, Inc. (a)	6,102	1,075,600
Waddell & Reed Financial, Inc. (Class A)	42,901	1,866,194
WisdomTree Investments, Inc. (a)(b)	164,858	1,907,407

		40,431,831

INVESTMENT BANKING & BROKERAGE — 37.5%
BGC Partners, Inc. (Class A) (b)	246,534	1,452,085
E*TRADE Financial Corp. (a)	173,076	2,191,142
Evercore Partners, Inc. (Class A)	51,513	2,023,431
Greenhill & Co., Inc.	42,033	1,922,589
Investment Technology Group, Inc. (a)	37,307	521,552
Knight Capital Group, Inc. (Class A) (a)	197,732	709,858
Lazard, Ltd. (Class A)	59,518	1,913,504
LPL Investment Holdings, Inc.	54,496	2,057,769
Morgan Stanley	76,697	1,873,708
Piper Jaffray Co., Inc. (a)	25,628	810,101
Raymond James Financial, Inc.	46,581	2,002,051
Stifel Financial Corp. (a)	55,968	1,996,378
TD Ameritrade Holding Corp. (b)	84,254	2,046,530
The Charles Schwab Corp. (b)	100,422	2,131,959
The Goldman Sachs Group, Inc.	12,151	1,837,839

		25,490,496

MORTGAGE REIT’S — 2.6%
Walter Investment Management Corp. (a)(b)	52,198	1,764,814

TOTAL COMMON STOCKS —
(Cost $67,937,668)		67,687,141

SHORT TERM INVESTMENTS — 11.7%
MONEY MARKET FUNDS — 11.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,314,888	7,314,888
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	644,496	644,496

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,959,384)		7,959,384

TOTAL INVESTMENTS — 111.4% (g)
(Cost $75,897,052)		75,646,525
OTHER ASSETS & LIABILITIES — (11.4)%		(7,739,747)

NET ASSETS — 100.0%		$67,906,778

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

218

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 8.4%
Aon PLC	103,785	$6,678,565
Arthur J. Gallagher & Co.	151,861	6,634,807
Brown & Brown, Inc.	207,950	6,704,308
Marsh & McLennan Cos., Inc.	168,597	6,730,392

		26,748,072

LIFE & HEALTH INSURANCE — 21.4%
Aflac, Inc.	117,108	6,806,317
CNO Financial Group, Inc.	531,698	6,890,806
Lincoln National Corp.	195,051	7,113,510
MetLife, Inc.	153,216	7,011,164
Principal Financial Group, Inc.	177,052	6,630,597
Protective Life Corp. (a)	176,868	6,793,500
Prudential Financial, Inc.	95,626	6,983,567
StanCorp Financial Group, Inc.	122,300	6,042,843
Torchmark Corp.	104,227	6,789,347
Unum Group	242,626	7,125,926

		68,187,577

MULTI-LINE INSURANCE — 15.0%
American Financial Group, Inc.	138,690	6,783,328
American International Group, Inc. (b)	148,421	6,634,418
Assurant, Inc.	133,258	6,784,165
Genworth Financial, Inc. (Class A) (b)	612,354	6,986,959
Hartford Financial Services Group, Inc.	230,676	7,132,502
HCC Insurance Holdings, Inc.	157,989	6,810,906
Loews Corp.	151,128	6,710,083

		47,842,361

PROPERTY & CASUALTY INSURANCE — 37.9%
ACE, Ltd.	76,112	6,810,502
Alleghany Corp. (b)	17,519	6,715,208
Allied World Assurance Company Holdings, Ltd.	72,800	6,661,928
Aspen Insurance Holdings, Ltd.	182,456	6,767,293
Assured Guaranty, Ltd.	304,801	6,723,910
Axis Capital Holdings, Ltd.	147,868	6,769,397
Cincinnati Financial Corp.	145,914	6,697,452
Fidelity National Financial, Inc. (Class A)	276,480	6,582,989
First American Financial Corp.	293,243	6,463,076
MBIA, Inc. (b)	502,365	6,686,478
Old Republic International Corp.	524,199	6,746,441
ProAssurance Corp.	130,199	6,791,180
The Allstate Corp.	143,768	6,918,116
The Chubb Corp.	78,092	6,610,488
The Hanover Insurance Group, Inc.	140,435	6,871,484
The Progressive Corp.	272,704	6,932,136
The Travelers Cos., Inc.	81,964	6,550,563
W.R. Berkley Corp.	163,062	6,662,713

		120,961,354

REINSURANCE — 17.0%
Arch Capital Group, Ltd. (a)(b)	130,748	6,721,755
Endurance Specialty Holdings, Ltd.	133,045	6,845,165
Everest Re Group, Ltd.	52,413	6,722,491
PartnerRe, Ltd.	74,507	6,747,354
Reinsurance Group of America, Inc.	101,480	7,013,283
RenaissanceRe Holdings, Ltd.	79,225	6,875,938
Validus Holdings, Ltd.	184,140	6,651,137
XL Group PLC	216,902	6,576,469

		54,153,592

TOTAL COMMON STOCKS —
(Cost $314,173,125)		317,892,956

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,071,512	2,071,512
State Street institutional Liquid Reserves Fund 0.09% (d)(e)	1,844,686	1,844,686

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,916,198)		3,916,198

TOTAL INVESTMENTS — 101.0% (f)
(Cost $318,089,323)		321,809,154
OTHER ASSETS & LIABILITIES — (1.0)%		(3,034,939)

NET ASSETS — 100.0%		$318,774,215

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

219

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HOUSEHOLD DURABLES — 17.9%
D.R. Horton, Inc. (a)	7,539	$160,430
Lennar Corp. (Class A) (a)	4,615	166,325
M.D.C. Holdings, Inc. (a)	5,040	163,850
NVR, Inc. (b)	187	172,414
Pulte Group, Inc. (b)	8,631	163,730
Standard Pacific Corp. (a)(b)	20,123	167,625
The Ryland Group, Inc. (a)	4,130	165,613
Toll Brothers, Inc. (a)(b)	5,478	178,747

		1,338,734

INSURANCE — 54.6%
ACE, Ltd. (a)	2,034	182,002
Allied World Assurance Company Holdings, Ltd. (a)	1,947	178,170
Amtrust Financial Services, Inc. (a)	5,176	184,783
Arch Capital Group, Ltd. (a)(b)	3,495	179,678
Aspen Insurance Holdings, Ltd. (a)	4,877	180,888
Assured Guaranty, Ltd. (a)	8,150	179,789
Axis Capital Holdings, Ltd. (a)	3,952	180,922
Cincinnati Financial Corp.	3,900	179,010
CNA Financial Corp.	2,129	69,448
Employers Holdings, Inc.	1,703	41,638
Fidelity National Financial, Inc. (Class A) (a)	7,394	176,051
First American Financial Corp.	7,841	172,816
MBIA, Inc. (a)(b)	13,431	178,767
Mercury General Corp. (a)	4,224	185,687
Old Republic International Corp. (a)	14,017	180,399
ProAssurance Corp. (a)	3,288	171,502
RLI Corp. (a)	1,016	77,633
The Allstate Corp.	3,843	184,925
The Chubb Corp. (a)	2,087	176,664
The Hanover Insurance Group, Inc. (a)	3,756	183,781
The Progressive Corp. (a)	7,292	185,363
The Travelers Cos., Inc.	2,192	175,185
Tower Group International, Ltd. (a)	6,620	135,776
W.R. Berkley Corp. (a)	4,359	178,109
XL Group PLC	5,799	175,826

		4,094,812

THRIFTS & MORTGAGE FINANCE — 27.2%
Astoria Financial Corp.	8,890	95,834
Brookline Bancorp, Inc. (a)	4,632	40,206
Capitol Federal Financial, Inc. (a)	10,430	126,620
Home Loan Servicing Solutions Ltd. (a)	7,502	179,823
Hudson City Bancorp, Inc.	21,726	199,010
MGIC Investment Corp. (a)(b)	29,673	180,115
Nationstar Mortgage Holdings, Inc. (a)(b)	4,242	158,820
New York Community Bancorp, Inc. (a)	13,481	188,734
Northwest Bancshares, Inc.	8,260	111,593
Ocwen Financial Corp. (b)	3,951	162,860
Oritani Financial Corp.	1,664	26,092
People’s United Financial, Inc. (a)	13,090	195,041
Provident Financial Services, Inc.	2,212	34,905
Radian Group, Inc. (a)	14,149	164,411
TFS Financial Corp. (b)	3,908	43,770
Washington Federal, Inc.	6,819	128,742

		2,036,576

TOTAL COMMON STOCKS —
(Cost $6,118,543)		7,470,122

SHORT TERM INVESTMENTS — 28.4%
MONEY MARKET FUNDS — 28.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,077,981	2,077,981
State Street institutional Liquid Reserves Fund 0.09% (d)(e)	45,983	45,983

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,123,964)		2,123,964

TOTAL INVESTMENTS — 128.1% (f)
(Cost $8,242,507)		9,594,086
OTHER ASSETS & LIABILITIES — (28.1)%		(2,102,515)

NET ASSETS — 100.0%		$7,491,571

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

220

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 94.5%
Associated Banc-Corp.	1,951,639	$30,347,986
BancorpSouth, Inc.	1,803,104	31,914,941
Bank of Hawaii Corp. (a)	603,249	30,355,490
Bank of the Ozarks, Inc.	502,400	21,768,992
Banner Corp.	412,466	13,937,226
BB&T Corp.	902,047	30,561,352
BBCN Bancorp, Inc.	1,175,947	16,721,966
BOK Financial Corp.	195,323	12,510,438
Boston Private Financial Holdings, Inc.	1,337,826	14,234,469
CapitalSource, Inc.	3,231,509	30,311,554
Cathay General Bancorp	885,356	18,016,995
CIT Group, Inc. (b)	646,938	30,166,719
City Holding Co.	128,385	5,000,596
City National Corp. (a)	486,950	30,858,022
Columbia Banking System, Inc.	1,076,019	25,620,012
Commerce Bancshares, Inc.	687,298	29,938,701
Community Bank System, Inc. (a)	507,679	15,661,897
Cullen/Frost Bankers, Inc. (a)	465,530	31,083,438
CVB Financial Corp.	1,540,466	18,115,880
East West Bancorp, Inc.	1,116,659	30,708,123
F.N.B. Corp.	2,078,638	25,109,947
Fifth Third Bancorp	1,615,021	29,151,129
First Commonwealth Financial Corp.	1,263,223	9,309,954
First Financial Bancorp	669,113	9,969,784
First Financial Bankshares, Inc. (a)	237,817	13,236,894
First Horizon National Corp. (a)	2,695,410	30,188,592
First Midwest Bancorp, Inc.	960,280	13,175,042
First Republic Bank	766,876	29,509,389
FirstMerit Corp.	1,575,237	31,551,997
Fulton Financial Corp.	2,654,143	30,469,562
Glacier Bancorp, Inc.	898,325	19,933,832
Hancock Holding Co.	1,054,167	31,698,802
Hanmi Financial Corp. (b)	814,521	14,392,586
Home Bancshares, Inc.	452,099	11,741,011
Huntington Bancshares, Inc.	3,908,457	30,798,641
IBERIABANK Corp.	568,727	30,489,455
Independent Bank Corp.-Massachusetts (a)	167,669	5,784,581
International Bancshares Corp.	478,188	10,797,485
Investors Bancorp, Inc.	457,389	9,641,760
KeyCorp	2,840,304	31,356,956
M&T Bank Corp.	288,484	32,238,087
MB Financial, Inc.	764,768	20,495,782
National Penn Bancshares, Inc.	2,066,763	20,998,312
NBT Bancorp, Inc.	432,706	9,160,386
OFG Bancorp	757,677	13,721,530
Old National Bancorp	1,376,121	19,031,753
PacWest Bancorp	638,436	19,568,063
Park National Corp. (a)	71,902	4,946,139
Pinnacle Financial Partners, Inc. (b)	414,061	10,645,508
PNC Financial Services Group, Inc.	416,530	30,373,368
Popular, Inc. (b)	1,028,327	31,189,158
PrivateBancorp, Inc.	1,442,397	30,593,240
Prosperity Bancshares, Inc. (a)	601,908	31,172,815
Regions Financial Corp.	3,292,798	31,380,365
Signature Bank (b)	374,130	31,060,273
State Bank Financial Corp.	243,832	3,664,795
Sterling Financial Corp.	574,457	13,660,587
SunTrust Banks, Inc.	951,032	30,024,080
Susquehanna Bancshares, Inc.	2,497,394	32,091,513
SVB Financial Group (b)	389,561	32,458,223
Synovus Financial Corp.	11,033,137	32,216,760
TCF Financial Corp. (a)	2,113,641	29,971,429
Texas Capital Bancshares, Inc. (b)	684,529	30,365,706
Trustmark Corp.	1,014,385	24,933,583
UMB Financial Corp.	404,188	22,501,146
Umpqua Holdings Corp.	1,876,319	28,163,548
United Bankshares, Inc. (a)	719,125	19,020,856
United Community Banks, Inc. (b)	477,644	5,932,339
Valley National Bancorp (a)	3,307,434	31,321,400
ViewPoint Financial Group	780,763	16,247,678
Westamerica Bancorporation (a)	325,419	14,868,394
Western Alliance Bancorp (b)	1,341,736	21,239,681
Wintrust Financial Corp.	806,343	30,866,810
Zions Bancorporation	1,096,777	31,674,920

		1,673,940,423

THRIFTS & MORTGAGE FINANCE — 5.3%
BankUnited, Inc.	1,184,138	30,799,430
First Niagara Financial Group, Inc.	3,023,300	30,444,631
Webster Financial Corp.	1,251,321	32,133,922

		93,377,983

TOTAL COMMON STOCKS —
(Cost $1,655,756,434)		1,767,318,406

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	59,847,721	59,847,721
State Street institutional Liquid Reserves Fund 0.09% (d)(e)	7,515,236	7,515,236

TOTAL SHORT TERM INVESTMENTS —
(Cost $67,362,957)		67,362,957

TOTAL INVESTMENTS — 103.6% (f)
(Cost $1,723,119,391)		1,834,681,363
OTHER ASSETS & LIABILITIES — (3.6)%		(64,191,354)

NET ASSETS — 100.0%		$1,770,490,009

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

221

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 18.4%
Cisco Systems, Inc.	235,486	$5,724,665
F5 Networks, Inc. (a)	48,246	3,319,325
Juniper Networks, Inc. (a)	233,238	4,503,826
Motorola Solutions, Inc.	86,100	4,970,553
Nokia Oyj ADR (a)(b)	1,178,004	4,405,735
QUALCOMM, Inc.	76,267	4,658,388
Telefonaktiebolaget LM Ericsson (Class B) ADR	467,211	5,270,140

		32,852,632

COMPUTERS & PERIPHERALS — 19.2%
Apple, Inc.	9,033	3,577,790
Dell, Inc.	451,939	6,033,386
EMC Corp.	183,153	4,326,074
Hewlett-Packard Co.	328,844	8,155,331
NetApp, Inc. (a)	139,300	5,262,754
Seagate Technology PLC	154,348	6,919,421

		34,274,756

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Corning, Inc.	373,000	5,307,790
Flextronics International, Ltd. (a)	753,265	5,830,271

		11,138,061

INTERNET & CATALOG RETAIL — 6.4%
Amazon.com, Inc. (a)	18,307	5,083,671
Priceline.com, Inc. (a)	7,570	6,261,374

		11,345,045

INTERNET SOFTWARE & SERVICES — 8.4%
eBay, Inc. (a)	91,579	4,736,466
Facebook, Inc. (Class A) (a)	179,000	4,449,940
Google, Inc. (Class A) (a)	6,570	5,784,031

		14,970,437

IT SERVICES — 8.6%
Accenture PLC (Class A)	69,674	5,013,741
Automatic Data Processing, Inc.	81,600	5,618,976
International Business Machines Corp.	24,348	4,653,146

		15,285,863

OFFICE ELECTRONICS — 2.1%
Canon, Inc. ADR (b)	115,300	3,789,911

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.0%
Analog Devices, Inc.	111,423	5,020,720
Applied Materials, Inc.	408,735	6,094,239
Broadcom Corp. (Class A)	141,758	4,785,750
Intel Corp.	226,398	5,483,360
NVIDIA Corp. (b)	380,631	5,340,253
Texas Instruments, Inc.	151,706	5,289,988

		32,014,310

SOFTWARE — 12.4%
Microsoft Corp.	171,411	5,918,822
Oracle Corp.	139,252	4,277,821
Salesforce.com, Inc. (a)(b)	111,644	4,262,568
SAP AG ADR (b)	59,052	4,300,757
VMware, Inc. (Class A) (a)(b)	49,092	3,288,673

		22,048,641

TOTAL COMMON STOCKS —
(Cost $168,236,395)		177,719,656

SHORT TERM INVESTMENTS — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,214,988	13,214,988
State Street institutional Liquid Reserves Fund 0.09% (d)(e)	949,107	949,107

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,164,095)		14,164,095

TOTAL INVESTMENTS — 107.8% (f)
(Cost $182,400,490)		191,883,751
OTHER ASSETS & LIABILITIES — (7.8)%		(13,855,054)

NET ASSETS — 100.0%		$178,028,697

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

222

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	2,918,809	$228,630,309

BEVERAGES — 3.7%
Brown-Forman Corp. (Class B)	1,308,858	88,413,358
PepsiCo, Inc.	2,203,858	180,253,546
The Coca-Cola Co.	4,373,125	175,406,043

		444,072,947

BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	2,019,828	73,279,360

CAPITAL MARKETS — 3.0%
Eaton Vance Corp. (a)	3,013,951	113,294,418
Franklin Resources, Inc.	321,309	43,704,450
SEI Investments Co.	2,496,393	70,972,453
T. Rowe Price Group, Inc.	1,714,200	125,393,730

		353,365,051

CHEMICALS — 8.0%
Air Products & Chemicals, Inc.	2,432,468	222,741,095
Ecolab, Inc.	905,219	77,115,607
PPG Industries, Inc.	838,774	122,804,901
Praxair, Inc.	1,257,396	144,801,723
RPM International, Inc.	3,965,563	126,660,082
Sigma-Aldrich Corp. (a)	939,692	75,513,649
The Sherwin-Williams Co.	449,856	79,444,570
Valspar Corp.	1,554,251	100,513,412

		949,595,039

COMMERCIAL BANKS — 0.9%
Commerce Bancshares, Inc. (a)	2,602,087	113,346,910

COMMERCIAL SERVICES & SUPPLIES — 3.3%
Cintas Corp.	2,050,446	93,377,311
Pitney Bowes, Inc. (a)(b)	20,550,989	301,688,518

		395,065,829

COMPUTERS & PERIPHERALS — 1.3%
Diebold, Inc. (a)(b)	4,534,046	152,752,010

CONTAINERS & PACKAGING — 2.0%
Bemis Co., Inc. (a)	4,167,160	163,102,642
Sonoco Products Co.	2,263,228	78,239,792

		241,342,434

DISTRIBUTORS — 1.5%
Genuine Parts Co. (a)	2,299,858	179,549,914

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	8,246,358	291,921,073

ELECTRICAL EQUIPMENT — 1.8%
Emerson Electric Co.	3,410,427	186,004,688
Roper Industries, Inc.	272,613	33,863,987

		219,868,675

FOOD & STAPLES RETAILING — 4.1%
Sysco Corp. (a)	5,966,635	203,820,251
Wal-Mart Stores, Inc.	2,074,428	154,524,142
Walgreen Co.	3,068,484	135,626,993

		493,971,386

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	4,477,724	151,839,621
Hormel Foods Corp. (a)	2,608,088	100,620,035
McCormick & Co., Inc. (a)	1,672,327	117,664,928

		370,124,584

GAS UTILITIES — 5.9%
Atmos Energy Corp. (a)	2,632,435	108,087,781
National Fuel Gas Co. (a)	2,406,432	139,452,734
Piedmont Natural Gas Co., Inc.	2,203,547	74,347,676
Questar Corp.	7,254,592	173,022,019
UGI Corp.	3,448,070	134,854,018
WGL Holdings, Inc. (a)	1,653,125	71,448,063

		701,212,291

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	2,769,828	96,611,600
Becton, Dickinson and Co.	1,393,996	137,768,625
C.R. Bard, Inc.	499,603	54,296,854
Medtronic, Inc.	3,043,440	156,645,857

		445,322,936

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cardinal Health, Inc.	3,962,080	187,010,176

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Corp.	1,934,613	191,526,687

HOUSEHOLD DURABLES — 1.7%
Leggett & Platt, Inc. (a)	6,592,035	204,946,368

HOUSEHOLD PRODUCTS — 5.9%
Colgate-Palmolive Co.	2,525,667	144,695,463
Kimberly-Clark Corp.	2,118,886	205,828,586
The Clorox Co. (a)	2,113,174	175,689,286
The Procter & Gamble Co.	2,363,008	181,927,986

		708,141,321

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	1,439,203	157,376,848
Carlisle Cos., Inc.	1,141,497	71,126,678

		228,503,526

INSURANCE — 5.2%
Aflac, Inc.	3,483,705	202,472,935
Cincinnati Financial Corp. (a)	3,744,100	171,854,190
Old Republic International Corp.	9,386,266	120,801,243
The Chubb Corp.	1,463,101	123,851,500

		618,979,868

IT SERVICES — 1.5%
Automatic Data Processing, Inc.	2,633,710	181,357,271

MACHINERY — 6.0%
CLARCOR, Inc. (a)	1,309,188	68,352,705
Dover Corp.	1,697,378	131,818,376
Illinois Tool Works, Inc.	2,550,316	176,405,358
Nordson Corp.	868,711	60,210,359
Pentair, Ltd.	2,120,490	122,331,068
Stanley Black & Decker, Inc.	1,981,553	153,174,047

		712,291,913

MEDIA — 1.2%
McGraw Hill Financial, Inc.	2,692,954	143,238,223

METALS & MINING — 1.7%
Nucor Corp.	4,662,930	201,998,128

See accompanying notes to financial statements.

223

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

MULTI-UTILITIES — 3.5%
Consolidated Edison, Inc.	4,223,222	$246,256,075
MDU Resources Group, Inc. (a)	4,021,426	104,195,148
Vectren Corp.	1,935,082	65,463,824

		415,915,047

MULTILINE RETAIL — 2.1%
Family Dollar Stores, Inc.	1,871,355	116,604,130
Target Corp.	1,963,726	135,222,172

		251,826,302

OIL, GAS & CONSUMABLE FUELS — 3.7%
Chevron Corp.	1,638,551	193,906,125
Energen Corp.	1,471,132	76,881,358
Exxon Mobil Corp.	1,844,244	166,627,446

		437,414,929

PHARMACEUTICALS — 3.7%
AbbVie, Inc.	5,906,219	244,163,094
Johnson & Johnson	2,346,234	201,447,651

		445,610,745

REAL ESTATE INVESTMENT TRUSTS — 4.9%
Federal Realty Investment Trust	1,541,584	159,831,429
HCP, Inc.	5,251,762	238,640,066
National Retail Properties, Inc.	5,378,783	185,030,135

		583,501,630

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Linear Technology Corp. (a)	4,791,936	176,534,922

SPECIALTY RETAIL — 1.0%
Lowe’s Cos., Inc.	2,812,884	115,046,956

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
V.F. Corp.	784,163	151,390,509

TRADING COMPANIES & DISTRIBUTORS — 0.9%
W.W. Grainger, Inc.	404,710	102,059,768

WATER UTILITIES — 0.9%
Aqua America, Inc. (a)	3,301,327	103,298,522

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	4,074,728	100,442,044

TOTAL COMMON STOCKS —
(Cost $9,802,939,564)		11,914,455,603

SHORT TERM INVESTMENTS — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	550,703,001	550,703,001
State Street institutional Liquid Reserves Fund 0.09% (d)(e)	79,244,748	79,244,748

TOTAL SHORT TERM INVESTMENTS —
(Cost $629,947,749)		629,947,749

TOTAL INVESTMENTS — 105.1% (f)
(Cost $10,432,887,313)		12,544,403,352
OTHER ASSETS & LIABILITIES — (5.1)%		(607,614,836)

NET ASSETS — 100.0%		$11,936,788,516

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Affiliated issuer. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

224

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp. (a)	7,045	$154,849
Aerovironment, Inc. (a)(b)	9,388	189,450
Alliant Techsystems, Inc.	8,311	684,245
American Science & Engineering, Inc. (a)	1,371	76,776
BE Aerospace, Inc. (a)(b)	10,325	651,301
Cubic Corp. (a)	4,379	210,630
Curtiss-Wright Corp. (a)	4,467	165,547
DigitalGlobe, Inc. (b)	21,859	677,848
Engility Holdings, Inc. (b)	2,698	76,677
Esterline Technologies Corp. (b)	6,105	441,330
Exelis, Inc.	33,635	463,827
GenCorp, Inc. (a)(b)	21,098	343,053
General Dynamics Corp. (a)	8,469	663,377
HEICO Corp. (a)	4,274	215,281
Hexcel Corp. (b)	16,390	558,080
Honeywell International, Inc. (a)	8,449	670,344
Huntington Ingalls Industries, Inc. (a)	6,220	351,306
L-3 Communications Holdings, Inc. (a)	7,678	658,312
Lockheed Martin Corp. (a)	6,134	665,294
Moog, Inc. (Class A) (a)(b)	2,541	130,938
National Presto Industries, Inc. (a)	457	32,918
Northrop Grumman Corp. (a)	7,970	659,916
Orbital Sciences Corp. (a)(b)	7,165	124,456
Precision Castparts Corp.	3,004	678,934
Raytheon Co. (a)	9,799	647,910
Rockwell Collins, Inc. (a)	10,245	649,635
Spirit Aerosystems Holdings, Inc. (Class A) (a)(b)	31,263	671,529
Taser International, Inc. (a)(b)	16,806	143,187
Teledyne Technologies, Inc. (b)	4,135	319,842
Textron, Inc. (a)	24,928	649,374
The Boeing Co. (a)	6,487	664,528
TransDigm Group, Inc.	4,440	696,059
Triumph Group, Inc. (a)	8,367	662,248
United Technologies Corp.	7,026	652,996

TOTAL COMMON STOCKS —
(Cost $11,529,156)		15,301,997

SHORT TERM INVESTMENTS — 25.4%
MONEY MARKET FUNDS — 25.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,812,981	3,812,981
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	80,353	80,353

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,893,334)		3,893,334

TOTAL INVESTMENTS — 125.1% (f)
(Cost $15,422,490)		19,195,331
OTHER ASSETS & LIABILITIES — (25.1)%		(3,850,573)

NET ASSETS — 100.0%		$15,344,758

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

225

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 99.8%
ACADIA Pharmaceuticals, Inc. (a)(b)	908,082	$16,481,688
Achillion Pharmaceuticals, Inc. (a)	1,833,690	14,999,584
Acorda Therapeutics, Inc. (a)	515,340	17,001,067
Aegerion Pharmaceuticals, Inc. (a)(b)	262,435	16,622,633
Alexion Pharmaceuticals, Inc. (a)	190,141	17,538,606
Alkermes PLC (a)	596,438	17,105,842
Alnylam Pharmaceuticals, Inc. (a)	579,699	17,976,466
Amgen, Inc.	179,960	17,754,854
Arena Pharmaceuticals, Inc. (a)(b)	2,253,975	17,355,607
ARIAD Pharmaceuticals, Inc. (a)	970,444	16,973,066
Array BioPharma, Inc. (a)	2,052,005	9,316,103
Astex Pharmaceuticals (a)	3,481,834	14,310,338
Biogen Idec, Inc. (a)	82,699	17,796,825
BioMarin Pharmaceutical, Inc. (a)	301,655	16,829,332
Celgene Corp. (a)	146,903	17,174,430
Celldex Therapeutics, Inc. (a)(b)	1,092,627	17,055,907
Cepheid, Inc. (a)(b)	527,254	18,148,083
Clovis Oncology, Inc. (a)	127,696	8,553,078
Cubist Pharmaceuticals, Inc. (a)	349,482	16,879,981
Dendreon Corp. (a)(b)	4,329,911	17,839,233
Dynavax Technologies Corp. (a)(b)	6,880,120	7,568,132
Emergent Biosolutions, Inc. (a)	376,439	5,428,250
Exact Sciences Corp. (a)(b)	1,421,089	19,767,348
Exelixis, Inc. (a)(b)	2,282,276	10,361,533
Genomic Health, Inc. (a)(b)	344,174	10,913,758
Gilead Sciences, Inc. (a)	335,773	17,194,935
Halozyme Therapeutics, Inc. (a)(b)	2,154,357	17,105,595
Idenix Pharmaceuticals, Inc. (a)(b)	1,162,482	4,196,560
ImmunoGen, Inc. (a)(b)	1,101,510	18,274,051
Incyte Corp. (a)	828,348	18,223,656
Infinity Pharmaceuticals, Inc. (a)	1,046,295	17,002,294
InterMune, Inc. (a)(b)	1,805,928	17,373,027
Ironwood Pharmaceuticals, Inc. (a)(b)	1,491,196	14,837,400
Isis Pharmaceuticals, Inc. (a)(b)	762,452	20,487,085
Keryx Biopharmaceuticals, Inc. (a)(b)	2,402,134	17,943,941
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	181,096	6,776,612
MannKind Corp. (a)(b)	2,274,456	14,783,964
Medivation, Inc. (a)(b)	344,751	16,961,749
Momenta Pharmaceuticals, Inc. (a)(b)	449,292	6,766,337
Myriad Genetics, Inc. (a)	635,584	17,078,142
Neurocrine Biosciences, Inc. (a)	833,425	11,151,226
NPS Pharmaceuticals, Inc. (a)(b)	1,149,852	17,362,765
Onyx Pharmaceuticals, Inc. (a)(b)(c)	194,664	21,220,322
Opko Health, Inc. (a)(b)	2,567,438	18,228,810
Orexigen Therapeutics, Inc. (a)(b)	1,936,273	11,327,197
Pharmacyclics, Inc. (a)	201,929	16,047,298
Regeneron Pharmaceuticals, Inc. (a)	74,032	16,648,316
Rigel Pharmaceuticals, Inc. (a)(b)	2,437,540	8,141,384
Sangamo Biosciences, Inc. (a)	1,688,072	13,183,842
Sarepta Therapeutics, Inc. (a)(b)	455,555	17,333,868
Seattle Genetics, Inc. (a)(b)	535,784	16,855,765
Spectrum Pharmaceuticals, Inc. (b)	2,151,623	16,051,108
Synageva BioPharma Corp. (a)(b)	192,340	8,078,280
Theravance, Inc. (a)(b)	486,549	18,746,733
United Therapeutics Corp. (a)	268,006	17,640,155
Vertex Pharmaceuticals, Inc. (a)	218,359	17,440,333

TOTAL COMMON STOCKS —
(Cost $810,696,261)		848,214,494

SHORT TERM INVESTMENTS — 20.7%
MONEY MARKET FUNDS — 20.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	174,154,898	174,154,898
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	1,956,990	1,956,990

TOTAL SHORT TERM INVESTMENTS —
(Cost $176,111,888)		176,111,888

TOTAL INVESTMENTS — 120.5% (g)
(Cost $986,808,149)		1,024,326,382
OTHER ASSETS & LIABILITIES — (20.5)%		(174,472,897)

NET ASSETS — 100.0%		$849,853,485

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security’s value is determined based on level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

226

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 80.4%
Abaxis, Inc.	5,724	$271,947
Abbott Laboratories	12,110	422,397
ABIOMED, Inc. (a)	14,567	314,065
Analogic Corp.	1,937	141,072
ArthroCare Corp. (a)	3,965	136,911
Baxter International, Inc.	6,314	437,371
Becton, Dickinson and Co.	4,519	446,613
Boston Scientific Corp. (a)	46,872	434,503
C.R. Bard, Inc.	4,014	436,242
Cantel Medical Corp.	3,246	109,942
CareFusion Corp. (a)	11,792	434,535
CONMED Corp.	5,243	163,791
Covidien PLC	6,762	424,924
Cyberonics, Inc. (a)	8,589	446,284
DexCom, Inc. (a)	14,719	330,442
Edwards Lifesciences Corp. (a)	6,368	427,930
Greatbatch, Inc. (a)	4,223	138,472
HeartWare International, Inc. (a)	4,877	463,851
Hill-Rom Holdings, Inc.	12,620	425,042
Hologic, Inc. (a)	20,947	404,277
IDEXX Laboratories, Inc. (a)	4,994	448,361
Insulet Corp. (a)	14,649	460,125
Integra LifeSciences Holdings Corp. (a)	9,127	334,322
Intuitive Surgical, Inc. (a)	895	453,389
Invacare Corp.	8,923	128,134
MAKO Surgical Corp. (a)	34,385	414,339
Masimo Corp.	13,264	281,197
Medtronic, Inc.	8,423	433,532
NuVasive, Inc. (a)	13,908	344,779
NxStage Medical, Inc. (a)	9,968	142,343
Orthofix International NV (a)	8,126	218,589
Quidel Corp. (a)	8,467	216,163
ResMed, Inc.	9,416	424,944
Sirona Dental Systems, Inc. (a)	6,862	452,069
St. Jude Medical, Inc.	9,892	451,372
STERIS Corp.	8,326	357,019
Stryker Corp.	6,633	429,022
Teleflex, Inc.	5,722	443,398
Thoratec Corp. (a)	13,960	437,088
Varian Medical Systems, Inc. (a)	6,471	436,469
Volcano Corp. (a)	23,952	434,250
Wright Medical Group, Inc. (a)	11,786	308,911
Zimmer Holdings, Inc.	5,725	429,031

		15,289,457

HEALTH CARE SUPPLIES — 19.4%
Alere, Inc. (a)	17,460	427,770
Align Technology, Inc. (a)	12,729	471,482
Antares Pharma, Inc. (a)	32,503	135,213
DENTSPLY International, Inc.	10,869	445,194
Endologix, Inc. (a)	18,097	240,328
Haemonetics Corp. (a)	10,553	436,367
ICU Medical, Inc. (a)	3,241	233,547
Meridian Bioscience, Inc.	6,484	139,406
Merit Medical Systems, Inc. (a)	9,145	101,967
Neogen Corp. (a)	2,609	144,956
Spectranetics Corp. (a)	10,356	193,450
The Cooper Cos., Inc.	3,668	436,675
West Pharmaceutical Services, Inc.	3,995	280,688

		3,687,043

TOTAL COMMON STOCKS —
(Cost $17,036,570)		18,976,500

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $39,799)	39,799	39,799

TOTAL INVESTMENTS — 100.0% (d)
(Cost $17,076,369)		19,016,299
OTHER ASSETS & LIABILITIES — 0.0% (e)		(7,320)

NET ASSETS — 100.0%		$19,008,979

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

See accompanying notes to financial statements.

227

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE DISTRIBUTORS — 16.3%
AmerisourceBergen Corp.	19,233	$1,073,778
Cardinal Health, Inc.	22,090	1,042,648
Henry Schein, Inc. (a)(b)	10,902	1,043,866
McKesson Corp.	9,246	1,058,667
MWI Veterinary Supply, Inc. (a)(b)	5,841	719,845
Owens & Minor, Inc. (b)	30,041	1,016,287
Patterson Cos., Inc. (b)	27,258	1,024,901
PharMerica Corp. (a)(b)	19,366	268,413

		7,248,405

HEALTH CARE FACILITIES — 30.0%
Acadia Healthcare Co., Inc. (a)(b)	26,171	865,475
AmSurg Corp. (a)(b)	15,398	540,470
Brookdale Senior Living, Inc. (a)(b)	38,509	1,018,178
Capital Senior Living Corp. (a)(b)	23,052	550,943
Community Health Systems, Inc. (b)	21,187	993,247
Emeritus Corp. (a)(b)	43,108	999,243
Hanger, Inc. (a)(b)	12,625	399,329
HCA Holdings, Inc.	26,483	954,977
Health Management Associates, Inc. (Class A) (a)(b)	65,997	1,037,473
HealthSouth Corp. (a)(b)	35,554	1,023,955
Kindred Healthcare, Inc. (a)(b)	24,961	327,738
LifePoint Hospitals, Inc. (a)	20,210	987,056
Select Medical Holdings Corp. (b)	48,453	397,315
Tenet Healthcare Corp. (a)(b)	22,638	1,043,612
The Ensign Group, Inc. (b)	5,225	184,024
Universal Health Services, Inc. (Class B) (b)	15,024	1,006,007
VCA Antech, Inc. (a)(b)	40,248	1,050,070

		13,379,112

HEALTH CARE SERVICES — 28.9%
Accretive Health, Inc. (a)(b)	51,222	553,710
Air Methods Corp. (b)	27,030	915,776
Amedisys, Inc. (a)(b)	29,059	337,666
AMN Healthcare Services, Inc. (a)	30,024	429,944
Bio-Reference Laboratories, Inc. (a)(b)	31,975	919,281
BioScrip, Inc. (a)(b)	48,151	794,492
Chemed Corp. (b)	14,563	1,054,798
DaVita HealthCare Partners, Inc. (a)	8,204	991,043
Express Scripts Holding Co. (a)	17,058	1,052,308
IPC The Hospitalist Co. (a)(b)	7,727	396,859
Laboratory Corp. of America Holdings (a)(b)	10,564	1,057,456
Landauer, Inc.	2,516	121,548
MEDNAX, Inc. (a)(b)	11,496	1,052,804
Omnicare, Inc. (b)	22,511	1,074,000
Quest Diagnostics, Inc. (b)	16,875	1,023,131
Team Health Holdings, Inc. (a)(b)	26,104	1,072,091

		12,846,907

MANAGED HEALTH CARE — 24.7%
Aetna, Inc.	17,457	1,109,218
Centene Corp. (a)	20,951	1,099,089
CIGNA Corp. (b)	15,499	1,123,523
Health Net, Inc. (a)	34,305	1,091,585
Humana, Inc. (b)	13,059	1,101,918
Magellan Health Services, Inc. (a)	18,999	1,065,464
Molina Healthcare, Inc. (a)(b)	28,563	1,061,972
UnitedHealth Group, Inc. (b)	16,562	1,084,480
WellCare Health Plans, Inc. (a)(b)	20,527	1,140,275
WellPoint, Inc. (b)	13,517	1,106,231

		10,983,755

TOTAL COMMON STOCKS —
(Cost $40,499,432)		44,458,179

SHORT TERM INVESTMENTS — 21.6%
MONEY MARKET FUNDS — 21.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,543,935	9,543,935
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	83,101	83,101

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,627,036)		9,627,036

TOTAL INVESTMENTS — 121.5% (f)
(Cost $50,126,468)		54,085,215
OTHER ASSETS & LIABILITIES — (21.5)%		(9,559,493)

NET ASSETS — 100.0%		$44,525,722

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

228

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 25.1%
A.O. Smith Corp.	2,138,615	$77,588,952
Armstrong World Industries, Inc. (a)(b)	1,545,144	73,842,432
Fortune Brands Home & Security, Inc.	2,057,049	79,690,078
Lennox International, Inc. (b)	1,288,670	83,170,762
Masco Corp.	3,967,653	77,329,557
Owens Corning (a)	1,935,442	75,637,073
Simpson Manufacturing Co., Inc. (b)	1,194,047	35,128,863
Trex Co., Inc. (a)(c)	951,216	45,173,248
USG Corp. (a)(b)	3,207,113	73,923,955

		621,484,920

HOME FURNISHINGS — 9.5%
Ethan Allen Interiors, Inc. (b)(c)	1,505,122	43,347,514
La-Z-Boy, Inc.	1,470,782	29,812,751
Leggett & Platt, Inc. (b)	2,555,416	79,447,883
Tempur Sealy International, Inc. (a)(b)	1,872,551	82,204,989

		234,813,137

HOME FURNISHING RETAIL — 18.2%
Aaron’s, Inc.	2,395,256	67,091,121
Bed Bath & Beyond, Inc. (a)	1,160,557	82,283,491
Pier 1 Imports, Inc.	3,391,759	79,672,419
Restoration Hardware Holdings, Inc. (a)	729,390	54,704,250
Select Comfort Corp. (a)(b)(c)	3,373,623	84,542,992
Williams-Sonoma, Inc.	1,484,607	82,974,685

		451,268,958

HOME IMPROVEMENT RETAIL — 9.7%
Lowe’s Cos., Inc.	2,004,037	81,965,113
Lumber Liquidators Holdings, Inc. (a)(b)	961,596	74,879,480
The Home Depot, Inc.	1,076,980	83,433,641

		240,278,234

HOMEBUILDING — 27.2%
D.R. Horton, Inc. (b)	3,452,703	73,473,520
Lennar Corp. (Class A) (b)	2,113,483	76,169,927
M.D.C. Holdings, Inc.	2,307,954	75,031,585
M/I Homes, Inc. (a)(c)	2,686,526	61,682,637
NVR, Inc. (a)	85,650	78,969,300
Pulte Group, Inc. (a)	3,954,313	75,013,318
Standard Pacific Corp. (a)(b)	9,206,233	76,687,921
The Ryland Group, Inc.	1,891,510	75,849,551
Toll Brothers, Inc. (a)	2,508,758	81,860,773

		674,738,532

HOUSEHOLD APPLIANCES — 6.8%
Helen of Troy, Ltd. (a)	642,380	24,648,121
iRobot Corp. (a)(b)(c)	1,766,774	70,264,602
Whirlpool Corp.	638,287	72,994,501

		167,907,224

HOUSEHOLD DURABLES — 3.4%
Mohawk Industries, Inc. (a)	742,624	83,537,774

TOTAL COMMON STOCKS —
(Cost $2,323,519,148)		2,474,028,779

SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	236,317,875	236,317,875
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	3,062,682	3,062,682

TOTAL SHORT TERM INVESTMENTS —
(Cost $239,380,557)		239,380,557

TOTAL INVESTMENTS — 109.6% (g)
(Cost $2,562,899,705)		2,713,409,336
OTHER ASSETS & LIABILITIES — (9.6)%		(238,102,159)

NET ASSETS — 100.0%		$2,475,307,177

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

229

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.2%
Alcoa, Inc.	2,499,545	$19,546,442
Century Aluminum Co. (a)	1,229,016	11,405,268
Kaiser Aluminum Corp.	211,733	13,114,742

		44,066,452

COAL & CONSUMABLE FUELS — 15.9%
Alpha Natural Resources, Inc. (a)	3,392,655	17,777,512
Arch Coal, Inc. (b)	4,786,470	18,092,857
Cloud Peak Energy, Inc. (a)	1,149,233	18,939,360
CONSOL Energy, Inc.	635,252	17,215,329
Peabody Energy Corp.	1,209,503	17,707,124
Solazyme, Inc. (a)(b)	620,585	7,273,256

		97,005,438

DIVERSIFIED METALS & MINING — 23.7%
AMCOL International Corp.	110,530	3,502,696
Compass Minerals International, Inc.	237,437	20,070,550
Freeport-McMoRan Copper & Gold, Inc.	686,322	18,949,350
Globe Specialty Metals, Inc.	677,281	7,362,044
Horsehead Holding Corp. (a)	350,091	4,484,666
Materion Corp.	99,915	2,706,697
Molycorp, Inc. (a)(b)	3,566,793	22,114,117
RTI International Metals, Inc. (a)	512,175	14,192,369
SunCoke Energy, Inc. (a)	999,790	14,017,056
US Silica Holdings, Inc. (b)	953,281	19,809,179
Walter Energy, Inc. (b)	1,669,177	17,359,441

		144,568,165

GOLD — 8.5%
Allied Nevada Gold Corp. (a)(b)	2,674,876	17,333,197
Newmont Mining Corp.	611,443	18,312,718
Royal Gold, Inc.	384,392	16,175,215

		51,821,130

PRECIOUS METALS & MINERALS — 10.5%
Coeur Mines, Inc. (a)	1,450,638	19,293,485
Hecla Mining Co. (b)	5,969,569	17,789,316
McEwen Mining, Inc. (a)(b)	5,048,126	8,480,852
Stillwater Mining Co. (a)(b)	1,703,456	18,295,117

		63,858,770

STEEL — 34.0%
AK Steel Holding Corp. (b)	5,684,845	17,281,929
Allegheny Technologies, Inc. (b)	734,062	19,313,171
Carpenter Technology Corp.	429,135	19,341,114
Cliffs Natural Resources, Inc. (b)	1,144,060	18,590,975
Commercial Metals Co.	1,389,157	20,517,849
Haynes International, Inc.	77,725	3,720,696
Nucor Corp.	454,031	19,668,623
Reliance Steel & Aluminum Co.	312,327	20,476,158
Schnitzer Steel Industries, Inc. (Class A)	461,544	10,790,899
Steel Dynamics, Inc.	1,360,322	20,282,401
United States Steel Corp. (b)	1,134,452	19,886,944
Worthington Industries, Inc. (b)	570,682	18,096,326

		207,967,085

TOTAL COMMON STOCKS —
(Cost $989,102,479)		609,287,040

SHORT TERM INVESTMENTS — 13.3%
MONEY MARKET FUNDS — 13.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	77,872,834	77,872,834
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	3,512,903	3,512,903

TOTAL SHORT TERM INVESTMENTS —
(Cost $81,385,737)		81,385,737

TOTAL INVESTMENTS — 113.1% (f)
(Cost $1,070,488,216)		690,672,777
OTHER ASSETS & LIABILITIES — (13.1)%		(79,732,770)

NET ASSETS — 100.0%		$610,940,007

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

230

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.6%
OIL & GAS DRILLING — 26.4%
Atwood Oceanics, Inc. (a)	110,563	$5,754,804
Diamond Offshore Drilling, Inc.	90,329	6,213,732
Ensco PLC (Class A)	104,367	6,065,810
Helmerich & Payne, Inc.	99,745	6,229,075
Hercules Offshore, Inc. (a)	865,415	6,092,522
Nabors Industries, Ltd.	381,545	5,841,454
Noble Corp.	161,560	6,071,425
Parker Drilling Co. (a)	353,003	1,757,955
Patterson-UTI Energy, Inc.	294,924	5,708,254
Pioneer Energy Services Corp. (a)	299,484	1,982,584
Rowan Cos. PLC (a)	181,417	6,180,877
Transocean, Ltd.	123,080	5,901,686
Unit Corp. (a)	116,837	4,974,920

		68,775,098

OIL & GAS EQUIPMENT & SERVICES — 73.2%
Baker Hughes, Inc.	131,796	6,079,749
Basic Energy Services, Inc. (a)	472,108	5,707,786
Bristow Group, Inc.	94,201	6,153,209
C&J Energy Services, Inc. (a)(b)	316,462	6,129,869
Cameron International Corp. (a)	97,691	5,974,782
CARBO Ceramics, Inc. (b)	89,240	6,017,453
Core Laboratories NV	43,078	6,533,210
Dresser-Rand Group, Inc. (a)	103,526	6,209,490
Dril-Quip, Inc. (a)	67,752	6,117,328
Era Group, Inc. (a)	60,386	1,579,094
Exterran Holdings, Inc. (a)	209,552	5,892,602
FMC Technologies, Inc. (a)	109,071	6,073,073
Forum Energy Technologies, Inc. (a)	172,544	5,250,514
Geospace Technologies Corp. (a)	84,776	5,856,326
Gulfmark Offshore, Inc. (Class A) (b)	110,806	4,996,243
Halliburton Co.	141,312	5,895,537
Helix Energy Solutions Group, Inc. (a)	262,169	6,040,374
Hornbeck Offshore Services, Inc. (a)(b)	116,416	6,228,256
ION Geophysical Corp. (a)(b)	471,370	2,837,647
Key Energy Services, Inc. (a)	1,021,308	6,076,783
Lufkin Industries, Inc.	68,571	6,066,476
McDermott International, Inc. (a)	677,072	5,538,449
National Oilwell Varco, Inc.	87,187	6,007,184
Newpark Resources, Inc. (a)(b)	293,667	3,227,400
Nuverra Environmental Solutions, Inc. (a)(b)	1,830,301	5,307,873
Oceaneering International, Inc.	84,330	6,088,626
Oil States International, Inc. (a)	66,489	6,159,541
RPC, Inc. (b)	437,389	6,040,342
Schlumberger, Ltd.	84,729	6,071,680
SEACOR Holdings, Inc.	70,345	5,842,152
Superior Energy Services, Inc. (a)	222,790	5,779,173
Tesco Corp. (a)	116,364	1,541,823
Tetra Technologies, Inc. (a)	306,148	3,141,078
Tidewater, Inc. (b)	105,670	6,020,020
Weatherford International, Ltd. (a)	441,204	6,044,494

		190,525,636

TOTAL COMMON STOCKS —
(Cost $274,747,092)		259,300,734

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	18,553,452	18,553,452
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	1,483,008	1,483,008

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,036,460)		20,036,460

TOTAL INVESTMENTS — 107.3% (f)
(Cost $294,783,552)		279,337,194
OTHER ASSETS & LIABILITIES — (7.3)%		(19,008,563)

NET ASSETS — 100.0%		$260,328,631

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

231

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 10.3%
Chevron Corp.	106,528	$12,606,524
ConocoPhillips	210,263	12,720,911
Exxon Mobil Corp.	141,685	12,801,240
Hess Corp.	194,433	12,927,850
Marathon Oil Corp.	373,159	12,903,838
Murphy Oil Corp.	203,375	12,383,504
Occidental Petroleum Corp.	139,655	12,461,416

		88,805,283

OIL & GAS EXPLORATION & PRODUCTION — 72.7%
Anadarko Petroleum Corp.	148,913	12,796,094
Apache Corp.	151,239	12,678,365
Approach Resources, Inc. (a)(b)	528,494	12,985,098
Berry Petroleum Co. (Class A)	297,934	12,608,567
Bill Barrett Corp. (a)(b)	580,712	11,741,997
Bonanza Creek Energy, Inc. (a)	350,060	12,413,128
Cabot Oil & Gas Corp.	184,499	13,103,119
Carrizo Oil & Gas, Inc. (a)	490,551	13,897,310
Chesapeake Energy Corp.	620,350	12,642,733
Cimarex Energy Co.	177,292	11,522,207
Cobalt International Energy, Inc. (a)	497,192	13,210,391
Comstock Resources, Inc.	773,305	12,164,088
Concho Resources, Inc. (a)	148,659	12,445,731
Contango Oil & Gas Co.	128,397	4,333,399
Continental Resources, Inc. (a)(b)	148,685	12,795,831
Denbury Resources, Inc. (a)	720,014	12,470,642
Devon Energy Corp.	236,284	12,258,414
Diamondback Energy, Inc. (a)	367,780	12,254,430
Energen Corp.	237,464	12,409,869
Energy XXI Bermuda, Ltd.	521,497	11,566,803
EOG Resources, Inc.	97,463	12,833,928
EPL Oil & Gas, Inc. (a)	433,835	12,737,396
EQT Corp.	161,030	12,780,951
EXCO Resources, Inc. (b)	1,683,688	12,863,376
Forest Oil Corp. (a)(b)	2,997,661	12,260,433
Gulfport Energy Corp. (a)	258,736	12,178,704
Halcon Resources Corp. (a)(b)	2,320,154	13,155,273
Kodiak Oil & Gas Corp. (a)(b)	1,461,261	12,990,610
Laredo Petroleum Holdings, Inc. (a)(b)	643,773	13,235,973
Magnum Hunter Resources Corp. (a)(b)	3,430,516	12,521,383
Newfield Exploration Co. (a)	570,198	13,622,030
Noble Energy, Inc.	221,561	13,302,522
Northern Oil and Gas, Inc. (a)(b)	936,586	12,494,057
Oasis Petroleum, Inc. (a)	310,156	12,055,764
PDC Energy, Inc. (a)	247,846	12,759,112
Pioneer Natural Resources Co.	87,445	12,657,664
QEP Resources, Inc.	438,273	12,175,224
Range Resources Corp.	174,878	13,521,567
Resolute Energy Corp. (a)	1,198,241	9,561,963
Rex Energy Corp. (a)	752,107	13,222,041
Rosetta Resources, Inc. (a)	282,231	12,000,462
SandRidge Energy, Inc. (a)(b)	2,629,073	12,514,387
SM Energy Co.	207,722	12,459,166
Southwestern Energy Co. (a)	351,137	12,827,035
Stone Energy Corp. (a)	561,126	12,361,606
Swift Energy Co. (a)(b)	971,966	11,653,872
Ultra Petroleum Corp. (a)(b)	614,557	12,180,520
VAALCO Energy, Inc. (a)	1,005,945	5,754,005
W&T Offshore, Inc. (b)	876,318	12,522,584
Whiting Petroleum Corp. (a)	266,830	12,298,195
WPX Energy, Inc. (a)(b)	675,338	12,790,902

		624,590,921

OIL & GAS REFINING & MARKETING — 16.8%
Clean Energy Fuels Corp. (a)(b)	990,618	13,076,158
CVR Energy, Inc. (b)	230,401	10,921,007
Delek US Holdings, Inc.	398,305	11,463,218
HollyFrontier Corp.	284,019	12,150,333
Marathon Petroleum Corp.	161,147	11,451,106
PBF Energy, Inc. (b)	483,506	12,522,805
Phillips 66	201,179	11,851,455
Rentech, Inc.	5,939,922	12,473,836
Tesoro Corp.	224,415	11,741,393
Valero Energy Corp.	337,640	11,739,743
Western Refining, Inc. (b)	418,079	11,735,477
World Fuel Services Corp.	323,913	12,950,042

		144,076,573

TOTAL COMMON STOCKS —
(Cost $1,017,349,805)		857,472,777

WARRANTS — 0.0% (c)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (c)
Magnum Hunter Resources (expiring 10/14/13) (a)(b) (Cost $0)	161,074	22,551

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	77,262,595	77,262,595
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	3,562,930	3,562,930

TOTAL SHORT TERM INVESTMENTS —
(Cost $80,825,525)		80,825,525

TOTAL INVESTMENTS — 109.2% (g)
(Cost $1,098,175,330)		938,320,853
OTHER ASSETS & LIABILITIES — (9.2)%		(79,373,762)

NET ASSETS — 100.0%		$858,947,091

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

232

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
AbbVie, Inc.	425,571	$17,593,105
Actavis, Inc. (a)	145,436	18,356,932
Akorn, Inc. (a)(b)	589,290	7,967,201
Allergan, Inc.	181,856	15,319,549
Auxilium Pharmaceuticals, Inc. (a)	681,190	11,328,190
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	800,180	3,680,828
Bristol-Myers Squibb Co.	392,914	17,559,327
Eli Lilly & Co.	353,263	17,352,278
Endo Health Solutions, Inc. (a)	474,208	17,446,112
Forest Laboratories, Inc. (a)	447,668	18,354,388
Hi-Tech Pharmacal Co., Inc. (b)	59,398	1,972,014
Hospira, Inc. (a)(b)	507,451	19,440,448
Impax Laboratories, Inc. (a)	975,584	19,462,901
Jazz Pharmaceuticals PLC (a)	259,517	17,836,603
Johnson & Johnson	216,605	18,597,705
Merck & Co., Inc.	383,516	17,814,318
Mylan, Inc. (a)	580,427	18,010,650
Nektar Therapeutics (a)	1,001,192	11,563,768
Optimer Pharmaceuticals, Inc. (a)(b)	862,595	12,481,750
Pacira Pharmaceuticals, Inc. (a)	448,639	13,010,531
Perrigo Co.	155,099	18,766,979
Pfizer, Inc.	632,104	17,705,233
Questcor Pharmaceuticals, Inc.	398,456	18,113,810
Salix Pharmaceuticals, Ltd. (a)	277,386	18,349,084
Santarus, Inc. (a)	849,032	17,872,124
The Medicines Co. (a)	561,179	17,261,866
ViroPharma, Inc. (a)	503,755	14,432,581
VIVUS, Inc. (a)(b)	1,331,588	16,751,377
Warner Chilcott PLC	924,087	18,370,849
Zoetis, Inc.	597,000	18,441,329

TOTAL COMMON STOCKS —
(Cost $401,598,272)		471,213,830

SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	18,951,416	18,951,416
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	1,735,908	1,735,908

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,687,324)		20,687,324

TOTAL INVESTMENTS — 104.3% (f)
(Cost $422,285,596)		491,901,154
OTHER ASSETS & LIABILITIES — (4.3)%		(20,184,879)

NET ASSETS — 100.0%		$471,716,275

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

233

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 28.7%
Abercrombie & Fitch Co. (Class A)	254,446	$11,513,682
Aeropostale, Inc. (a)	899,899	12,418,606
American Eagle Outfitters, Inc.	650,939	11,886,146
ANN, Inc. (a)	393,853	13,075,920
Ascena Retail Group, Inc. (a)	700,612	12,225,679
Brown Shoe Co., Inc.	587,998	12,659,597
Chico’s FAS, Inc.	731,228	12,474,750
DSW, Inc. (Class A)	166,724	12,249,212
Express, Inc. (a)	585,758	12,283,345
Foot Locker, Inc.	356,670	12,529,817
Francesca’s Holdings Corp. (a)(b)	473,238	13,151,284
Genesco, Inc. (a)	177,020	11,858,570
Guess?, Inc.	395,533	12,273,389
Jos. A. Bank Clothiers, Inc. (a)(b)	310,546	12,831,761
L Brands, Inc.	244,178	12,025,766
Ross Stores, Inc.	191,147	12,388,237
Rue21, Inc. (a)	296,847	12,351,804
Stage Stores, Inc. (b)	544,299	12,791,026
The Buckle, Inc. (b)	229,963	11,962,675
The Cato Corp. (Class A)	361,570	9,024,787
The Children’s Place Retail Stores, Inc. (a)	224,897	12,324,356
The Finish Line, Inc. (Class A)	586,888	12,829,372
The Gap, Inc.	298,934	12,474,516
The Men’s Wearhouse, Inc.	336,695	12,743,906
The Wet Seal, Inc. (Class A) (a)	1,384,887	6,522,818
TJX Cos., Inc.	245,867	12,308,102
Urban Outfitters, Inc. (a)	303,360	12,201,139
Zumiez, Inc. (a)	417,492	12,002,895

		337,383,157

AUTOMOTIVE RETAIL — 13.4%
Advance Auto Parts, Inc.	150,374	12,205,858
Asbury Automotive Group, Inc. (a)	308,575	12,373,857
AutoNation, Inc. (a)	281,326	12,206,735
AutoZone, Inc. (a)	29,372	12,444,623
CarMax, Inc. (a)	267,099	12,329,290
CST Brands, Inc. (a)(b)	382,655	11,789,600
Group 1 Automotive, Inc. (b)	195,233	12,559,339
Lithia Motors, Inc. (Class A)	228,421	12,177,123
Monro Muffler Brake, Inc. (b)	258,485	12,420,204
O’Reilly Automotive, Inc. (a)	111,232	12,526,948
Penske Automotive Group, Inc.	392,407	11,984,110
Pep Boys-Manny, Moe & Jack (a)	922,524	10,682,828
Sonic Automotive, Inc. (Class A)	563,133	11,904,632

		157,605,147

CATALOG RETAIL — 1.0%
HSN, Inc.	221,211	11,883,455

COMPUTER & ELECTRONICS RETAIL — 3.2%
Best Buy Co., Inc.	461,465	12,611,839
GameStop Corp. (Class A) (b)	317,876	13,360,328
Rent-A-Center, Inc.	319,944	12,013,897

		37,986,064

DEPARTMENT STORES — 7.2%
Dillard’s, Inc. (Class A)	147,986	12,130,412
J.C. Penney Co., Inc. (a)(b)	713,539	12,187,246
Kohl’s Corp.	237,847	12,013,652
Macy’s, Inc.	255,839	12,280,272
Nordstrom, Inc.	210,314	12,606,221
Saks, Inc. (a)(b)	852,297	11,625,331
Sears Holdings Corp. (a)(b)	266,582	11,217,771

		84,060,905

DRUG RETAIL — 2.9%
CVS Caremark Corp.	210,052	12,010,773
Rite Aid Corp. (a)(b)	4,013,196	11,477,741
Walgreen Co.	247,093	10,921,511

		34,410,025

FOOD RETAIL — 8.3%
Casey’s General Stores, Inc.	204,236	12,286,838
Harris Teeter Supermarkets, Inc.	264,311	12,385,613
Safeway, Inc. (b)	508,953	12,041,828
SUPERVALU, Inc. (b)	1,971,498	12,262,718
Susser Holdings Corp. (a)	254,574	12,189,003
The Fresh Market, Inc. (a)	238,596	11,862,993
The Kroger Co.	356,502	12,313,579
Whole Foods Market, Inc.	241,439	12,429,280

		97,771,852

GENERAL MERCHANDISE STORES — 6.8%
Big Lots, Inc. (a)	377,308	11,896,521
Conn’s, Inc. (a)	240,450	12,445,692
Dollar General Corp. (a)	242,210	12,214,650
Dollar Tree, Inc. (a)	252,475	12,835,829
Family Dollar Stores, Inc.	196,015	12,213,695
Fred’s, Inc. (Class A)	356,422	5,520,977
Target Corp.	179,748	12,377,447

		79,504,811

HYPERMARKETS & SUPER CENTERS — 3.2%
Costco Wholesale Corp.	111,690	12,349,563
PriceSmart, Inc. (b)	142,464	12,484,120
Wal-Mart Stores, Inc.	165,695	12,342,621

		37,176,304

INTERNET RETAIL — 9.8%
Amazon.com, Inc. (a)	45,222	12,557,697
Blue Nile, Inc. (a)(b)	333,981	12,617,802
Expedia, Inc.	213,687	12,853,273
Groupon, Inc. (a)	1,620,928	13,777,888
HomeAway, Inc. (a)(b)	412,758	13,348,594
Netflix, Inc. (a)	58,011	12,245,542
Priceline.com, Inc. (a)	15,224	12,592,227
Shutterfly, Inc. (a)	243,523	13,586,148
TripAdvisor, Inc. (a)	194,484	11,838,241

		115,417,412

SPECIALTY STORES — 15.3%
Barnes & Noble, Inc. (a)	640,214	10,217,815
Cabela’s, Inc. (a)	186,169	12,056,304
Dick’s Sporting Goods, Inc.	241,901	12,109,564
GNC Holdings, Inc. (Class A)	269,493	11,914,286
Hibbett Sports, Inc. (a)(b)	216,523	12,017,026
Office Depot, Inc. (a)(b)	2,917,777	11,291,797
OfficeMax, Inc.	1,116,101	11,417,713
PetSmart, Inc.	179,099	11,997,842
Sally Beauty Holdings, Inc. (a)	407,509	12,673,530

See accompanying notes to financial statements.

234

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Signet Jewelers, Ltd.	181,846	$12,261,876
Staples, Inc.	773,087	12,261,160
Tiffany & Co.	164,401	11,974,969
Tractor Supply Co.	108,088	12,712,230
Ulta Salon Cosmetics & Fragrance, Inc. (a)	129,051	12,925,748
Vitamin Shoppe, Inc. (a)	266,770	11,961,967

		179,793,827

TOTAL COMMON STOCKS —
(Cost $1,213,409,150)		1,172,992,959

SHORT TERM INVESTMENTS — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	63,894,259	63,894,259
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	3,412,951	3,412,951

TOTAL SHORT TERM INVESTMENTS —
(Cost $67,307,210)		67,307,210

TOTAL INVESTMENTS — 105.5% (f)
(Cost $1,280,716,360)		1,240,300,169
OTHER ASSETS & LIABILITIES — (5.5)%		(65,104,957)

NET ASSETS — 100.0%		$1,175,195,212

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

235

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	318,382	$1,298,999
Altera Corp.	38,873	1,282,420
Analog Devices, Inc.	27,902	1,257,264
Applied Micro Circuits Corp. (a)	49,647	436,894
Atmel Corp. (a)	162,029	1,190,913
Avago Technologies, Ltd.	33,414	1,249,015
Broadcom Corp. (Class A)	37,085	1,251,990
Cavium, Inc. (a)	37,579	1,329,169
CEVA, Inc. (a)	10,461	202,525
Cirrus Logic, Inc. (a)(b)	70,511	1,224,071
Cree, Inc. (a)(b)	20,095	1,283,267
Cypress Semiconductor Corp. (a)(b)	114,315	1,226,600
Diodes, Inc. (a)	22,287	578,793
Entropic Communications, Inc. (a)	68,907	294,233
Fairchild Semiconductor International, Inc. (a)	92,646	1,278,515
First Solar, Inc. (a)(b)	28,078	1,255,929
Freescale Semiconductor, Ltd. (a)(b)	83,862	1,136,330
Hittite Microwave Corp. (a)	18,528	1,074,624
Integrated Device Technology, Inc. (a)	116,385	924,097
Intel Corp.	50,355	1,219,598
International Rectifier Corp. (a)(b)	48,161	1,008,491
Intersil Corp. (Class A)	97,920	765,734
Lattice Semiconductor Corp. (a)	123,726	627,291
Linear Technology Corp.	34,424	1,268,180
LSI Corp. (a)	171,593	1,225,174
Marvell Technology Group, Ltd.	113,917	1,333,968
Maxim Integrated Products, Inc.	45,323	1,259,073
Micrel, Inc. (b)	22,496	222,260
Microchip Technology, Inc. (b)	33,856	1,261,136
Micron Technology, Inc. (a)	98,345	1,409,284
Microsemi Corp. (a)	51,637	1,174,742
Monolithic Power Systems, Inc.	25,982	626,426
NVIDIA Corp.	87,431	1,226,657
OmniVision Technologies, Inc. (a)	66,355	1,237,521
ON Semiconductor Corp. (a)	154,097	1,245,104
PMC-Sierra, Inc. (a)	146,604	930,935
Power Integrations, Inc.	19,842	804,792
Rambus, Inc. (a)	74,947	643,795
RF Micro Devices, Inc. (a)	236,213	1,263,740
Semtech Corp. (a)	35,260	1,235,158
Silicon Image, Inc. (a)	64,110	375,043
Silicon Laboratories, Inc. (a)	30,152	1,248,594
Skyworks Solutions, Inc. (a)	57,568	1,260,163
Spansion, Inc. (Class A) (a)	36,785	460,548
SunPower Corp. (a)(b)	65,988	1,365,952
Texas Instruments, Inc.	35,364	1,233,143
TriQuint Semiconductor, Inc. (a)(b)	184,237	1,276,762
Volterra Semiconductor Corp. (a)	26,563	375,070
Xilinx, Inc.	32,252	1,277,501

TOTAL COMMON STOCKS —
(Cost $51,411,899)		50,637,483

SHORT TERM INVESTMENTS — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,582,893	4,582,893
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	140,826	140,826

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,723,719)		4,723,719

TOTAL INVESTMENTS — 109.2% (f)
(Cost $56,135,618)		55,361,202
OTHER ASSETS & LIABILITIES — (9.2)%		(4,665,821)

NET ASSETS — 100.0%		$50,695,381

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

236

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 30.1%
ACI Worldwide, Inc. (a)	2,127	$98,863
Adobe Systems, Inc. (a)(b)	2,166	98,683
Advent Software, Inc. (a)(b)	2,825	99,044
Ansys, Inc. (a)(b)	1,262	92,252
Aspen Technology, Inc. (a)(b)	3,172	91,322
Autodesk, Inc. (a)(b)	2,646	89,805
Blackbaud, Inc.	2,870	93,476
Bottomline Technologies, Inc. (a)(b)	3,530	89,274
BroadSoft, Inc. (a)(b)	3,112	85,891
Cadence Design Systems, Inc. (a)(b)	6,272	90,819
Citrix Systems, Inc. (a)	1,516	91,460
Compuware Corp. (b)	8,447	87,426
Comverse, Inc. (a)(b)	2,730	81,245
Concur Technologies, Inc. (a)(b)	1,175	95,621
Ebix, Inc. (b)	4,670	43,244
FactSet Research Systems, Inc. (b)	920	93,785
Fair Isaac Corp.	1,941	88,956
Guidewire Software, Inc. (a)(b)	2,321	97,598
Informatica Corp. (a)	2,587	90,493
Interactive Intelligence Group (a)(b)	1,649	85,088
Intuit, Inc. (b)	1,614	98,502
Jive Software, Inc. (a)(b)	5,518	100,262
Manhattan Associates, Inc. (a)(b)	1,209	93,286
Mentor Graphics Corp.	4,782	93,488
MicroStrategy, Inc. (a)	1,007	87,569
Monotype Imaging Holdings, Inc. (b)	3,911	99,379
Netscout Systems, Inc. (a)(b)	3,846	89,766
Nuance Communications, Inc. (a)(b)	4,967	91,293
Pegasystems, Inc.	2,945	97,538
PROS Holdings, Inc. (a)	2,867	85,867
PTC, Inc. (a)(b)	3,790	92,969
QLIK Technologies, Inc. (a)(b)	3,108	87,863
RealPage, Inc. (a)(b)	5,402	99,073
Salesforce.com, Inc. (a)(b)	2,471	94,343
SolarWinds, Inc. (a)(b)	2,268	88,021
Solera Holdings, Inc. (b)	1,715	95,440
Splunk, Inc. (a)	2,155	99,906
SS&C Technologies Holdings, Inc. (a)(b)	2,907	95,640
Synchronoss Technologies, Inc. (a)(b)	2,940	90,758
Synopsys, Inc. (a)(b)	2,557	91,413
Tangoe, Inc. (a)(b)	5,890	90,883
TIBCO Software, Inc. (a)	4,248	90,907
TiVo, Inc. (a)	8,150	90,057
Tyler Technologies, Inc. (a)(b)	1,362	93,365
Ultimate Software Group, Inc. (a)(b)	830	97,351
Verint Systems, Inc. (a)	2,731	96,869
VirnetX Holding Corp. (a)(b)	3,736	74,683
Workday, Inc. (Class A) (a)	1,519	97,353

		4,388,189

DATA PROCESSING & OUTSOURCED SERVICES — 19.5%
Alliance Data Systems Corp. (a)(b)	522	94,498
Automatic Data Processing, Inc.	1,365	93,994
Broadridge Financial Solutions, Inc. (b)	3,492	92,817
Cardtronics, Inc. (a)	3,146	86,830
Computer Sciences Corp. (b)	2,069	90,560
Convergys Corp. (b)	5,126	89,346
CoreLogic, Inc. (a)	3,822	88,556
CSG Systems International, Inc. (a)(b)	4,339	94,156
DST Systems, Inc.	1,384	90,417
Euronet Worldwide, Inc. (a)(b)	3,028	96,472
ExlService Holdings, Inc. (a)(b)	3,128	92,464
Fidelity National Information Services, Inc.	2,127	91,121
Fiserv, Inc. (a)(b)	1,067	93,266
FleetCor Technologies, Inc. (a)	1,059	86,097
Genpact, Ltd.	4,929	94,834
Global Payments, Inc. (b)	1,901	88,054
Heartland Payment Systems, Inc. (b)	2,678	99,756
Jack Henry & Associates, Inc. (b)	1,965	92,610
Lender Processing Services, Inc.	2,894	93,621
Mastercard, Inc. (Class A) (b)	163	93,644
NeuStar, Inc. (Class A) (a)(b)	1,900	92,492
Paychex, Inc. (b)	2,499	91,263
Sykes Enterprises, Inc. (a)(b)	4,441	69,990
Syntel, Inc. (b)	1,438	90,407
TeleTech Holdings, Inc. (a)	3,408	79,849
The Western Union Co. (b)	5,454	93,318
Total System Services, Inc.	3,957	96,867
Vantiv, Inc. (a)(b)	3,525	97,290
VeriFone Systems, Inc. (a)(b)	5,878	98,809
Visa, Inc. (Class A)	513	93,751
WEX, Inc. (a)(b)	1,186	90,966

		2,838,115

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.3%
CoStar Group, Inc. (a)(b)	803	103,643
Global Cash Access Holdings, Inc. (a)(b)	14,236	89,118

		192,761

HOME ENTERTAINMENT SOFTWARE — 2.5%
Activision Blizzard, Inc. (b)	6,376	90,922
Electronic Arts, Inc. (a)(b)	4,256	97,760
Take-Two Interactive Software, Inc. (a)(b)	5,921	88,637
Zynga, Inc. (Class A) (a)(b)	32,460	90,239

		367,558

INTERNET SOFTWARE & SERVICES — 25.2%
Akamai Technologies, Inc. (a)(b)	2,181	92,802
Angie’s List, Inc. (a)(b)	3,590	95,315
AOL, Inc. (a)(b)	2,576	93,973
Bankrate, Inc. (a)	6,735	96,715
Blucora, Inc. (a)(b)	5,056	93,738
comScore, Inc. (a)	3,405	83,048
Constant Contact, Inc. (a)(b)	5,709	91,744
Cornerstone OnDemand, Inc. (a)	2,105	91,125
Dealertrack Technologies, Inc. (a)(b)	2,775	98,318
Dice Holdings, Inc. (a)(b)	8,810	81,140
Digital River, Inc. (a)(b)	5,179	97,210
EarthLink, Inc. (b)	15,315	95,106
eBay, Inc. (a)	1,810	93,613
Equinix, Inc. (a)(b)	479	88,481
ExactTarget, Inc. (a)	2,759	93,034
Facebook, Inc. (Class A) (a)(b)	3,928	97,650
Google, Inc. (Class A) (a)	105	92,439

See accompanying notes to financial statements.

237

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

IAC/InterActiveCorp. (b)	1,886	$89,698
j2 Global, Inc. (b)	2,195	93,309
LinkedIn Corp. (Class A) (a)(b)	514	91,646
Liquidity Services, Inc. (a)(b)	2,985	103,490
LivePerson, Inc. (a)(b)	10,816	96,857
LogMeIn, Inc. (a)(b)	3,566	87,224
Monster Worldwide, Inc. (a)(b)	17,046	83,696
NIC, Inc.	5,754	95,114
OpenTable, Inc. (a)(b)	1,374	87,867
Pandora Media, Inc. (a)(b)	6,027	110,897
Rackspace Hosting, Inc. (a)(b)	2,681	101,583
SPS Commerce, Inc. (a)(b)	1,775	97,625
Stamps.com, Inc. (a)	2,429	95,678
Trulia, Inc. (a)(b)	3,159	98,213
United Online, Inc. (b)	13,017	98,669
ValueClick, Inc. (a)(b)	3,787	93,463
VeriSign, Inc. (a)(b)	2,061	92,044
Web.com Group, Inc. (a)(b)	4,255	108,928
WebMD Health Corp. (a)	3,054	89,696
Yahoo!, Inc. (a)	3,483	87,458
Yelp, Inc. (a)	3,010	104,658
Zillow, Inc. (Class A) (a)(b)	1,748	98,412

		3,681,676

IT CONSULTING & OTHER SERVICES — 10.2%
Accenture PLC (Class A) (b)	1,152	82,898
Acxiom Corp. (a)(b)	4,104	93,079
Booz Allen Hamilton Holding Corp. (b)	5,431	94,391
CACI International, Inc. (Class A) (a)(b)	1,480	93,965
Cognizant Technology Solutions Corp. (Class A) (a)	1,474	92,287
Forrester Research, Inc. (b)	2,596	95,247
Gartner, Inc. (a)(b)	1,628	92,780
iGate Corp. (a)	6,267	102,904
International Business Machines Corp.	453	86,573
ManTech International Corp. (Class A) (b)	3,440	89,853
MAXIMUS, Inc.	1,262	93,994
SAIC, Inc.	6,806	94,808
Sapient Corp. (a)(b)	7,124	93,039
ServiceSource International, Inc. (a)	10,267	95,688
Teradata Corp. (a)	1,632	81,975
Unisys Corp. (a)(b)	4,480	98,874

		1,482,355

SYSTEMS SOFTWARE — 11.0%
BMC Software, Inc. (a)	2,058	92,898
CA, Inc. (b)	3,285	94,050
CommVault Systems, Inc. (a)(b)	1,233	93,572
Fortinet, Inc. (a)(b)	5,160	90,300
Imperva, Inc. (a)(b)	2,374	106,925
Infoblox, Inc. (a)	3,417	99,981
MICROS Systems, Inc. (a)(b)	2,184	94,240
Microsoft Corp.	2,698	93,162
NetSuite, Inc. (a)(b)	1,080	99,079
Oracle Corp.	2,711	83,282
Progress Software Corp. (a)(b)	3,983	91,649
Red Hat, Inc. (a)(b)	2,026	96,883
Rovi Corp. (a)(b)	3,694	84,371
ServiceNow, Inc. (a)(b)	2,491	100,612
Sourcefire, Inc. (a)(b)	1,737	96,490
Symantec Corp.	4,151	93,273
VMware, Inc. (Class A) (a)(b)	1,313	87,958

		1,598,725

TOTAL COMMON STOCKS —
(Cost $12,498,926)		14,549,379

SHORT TERM INVESTMENTS — 27.6%
MONEY MARKET FUNDS — 27.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,024,820	4,024,820
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,024,920)		4,024,920

TOTAL INVESTMENTS — 127.4% (f)
(Cost $16,523,846)		18,574,299
OTHER ASSETS & LIABILITIES — (27.4)%		(3,994,196)

NET ASSETS — 100.0%		$14,580,103

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

238

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ALTERNATIVE CARRIERS — 8.9%
8x8, Inc. (a)	8,708	$71,754
Cogent Communications Group, Inc.	4,018	113,107
Iridium Communications, Inc. (a)	8,152	63,259
Level 3 Communications, Inc. (a)	8,174	172,308
tw telecom, Inc. (a)	6,126	172,386
Vonage Holdings Corp. (a)	20,986	59,390

		652,204

COMMUNICATIONS EQUIPMENT — 58.6%
ADTRAN, Inc.	7,374	181,474
Arris Group, Inc. (a)	12,210	175,213
Aruba Networks, Inc. (a)	11,959	183,690
Black Box Corp.	681	17,243
Brocade Communications Systems, Inc. (a)	29,190	168,134
CalAmp Corp. (a)	3,558	51,947
Ciena Corp. (a)	8,686	168,682
Cisco Systems, Inc.	7,258	176,442
Comtech Telecommunications Corp.	1,618	43,508
EchoStar Corp. (Class A) (a)	2,527	98,831
Emulex Corp. (a)	9,835	64,124
F5 Networks, Inc. (a)	2,363	162,574
Finisar Corp. (a)	12,304	208,553
Harmonic, Inc. (a)	9,636	61,189
Harris Corp.	3,510	172,867
Infinera Corp. (a)	15,556	165,983
InterDigital, Inc.	3,788	169,134
Ixia (a)	10,928	201,075
JDS Uniphase Corp. (a)	12,339	177,435
Juniper Networks, Inc. (a)	9,178	177,227
Motorola Solutions, Inc.	3,071	177,289
Netgear, Inc. (a)	5,314	162,290
Palo Alto Networks, Inc. (a)	4,055	170,959
Plantronics, Inc.	3,106	136,416
Polycom, Inc. (a)	15,217	160,387
QUALCOMM, Inc.	2,849	174,017
Riverbed Technology, Inc. (a)	10,867	169,090
Sonus Networks, Inc. (a)	20,320	61,163
Tellabs, Inc.	32,360	64,073
ViaSat, Inc. (a)	2,484	177,507

		4,278,516

INTEGRATED TELECOMMUNICATION SERVICES — 14.4%
AT&T, Inc.	4,869	172,363
CenturyLink, Inc.	4,851	171,483
Cincinnati Bell, Inc. (a)	51,881	158,756
Consolidated Communications Holdings, Inc.	2,781	48,417
Frontier Communications Corp.	41,335	167,407
Verizon Communications, Inc.	3,424	172,364
Windstream Corp.	21,040	162,218

		1,053,008

WIRELESS TELECOMMUNICATION SERVICES — 17.6%
Clearwire Corp. (Class A) (a)	37,764	188,065
Crown Castle International Corp. (a)	2,486	179,962
NII Holdings, Inc. (a)	24,557	163,795
SBA Communications Corp. (Class A) (a)	2,293	169,957
Sprint Nextel Corp. (a)	23,886	167,680
T-Mobile US, Inc. (a)	7,890	195,751
Telephone & Data Systems, Inc.	7,396	182,311
US Cellular Corp.	1,135	41,643

		1,289,164

TOTAL COMMON STOCKS —
(Cost $7,348,952)		7,272,892

SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $27,803)	27,803	27,803

TOTAL INVESTMENTS — 99.9% (d)
(Cost $7,376,755)		7,300,695
OTHER ASSETS & LIABILITIES — 0.1%		3,926

NET ASSETS — 100.0%		$7,304,621

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

239

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 19.6%
Atlas Air Worldwide Holdings, Inc. (a)	30,679	$1,342,513
C.H. Robinson Worldwide, Inc.	25,019	1,408,820
Expeditors International of Washington, Inc.	36,975	1,405,420
FedEx Corp.	14,318	1,411,468
Forward Air Corp.	11,249	430,612
HUB Group, Inc. (Class A) (a)	20,731	755,023
United Parcel Service, Inc. (Class B)	16,520	1,428,650
UTI Worldwide, Inc.	54,817	902,836

		9,085,342

AIRLINES — 25.4%
Alaska Air Group, Inc. (a)	25,234	1,312,168
Allegiant Travel Co.	8,522	903,247
Delta Air Lines, Inc. (a)	75,091	1,404,953
JetBlue Airways Corp. (a)	225,132	1,418,331
Republic Airways Holdings, Inc. (a)	66,339	751,621
SkyWest, Inc.	38,890	526,571
Southwest Airlines Co.	102,124	1,316,378
Spirit Airlines, Inc. (a)	44,085	1,400,580
United Continental Holdings, Inc. (a)	43,341	1,356,140
US Airways Group, Inc. (a)	83,629	1,373,188

		11,763,177

AIRPORT SERVICES — 1.0%
Wesco Aircraft Holdings, Inc. (a)	25,799	479,088

MARINE — 3.9%
Kirby Corp. (a)	17,650	1,403,881
Matson, Inc.	16,395	409,875

		1,813,756

RAILROADS — 14.6%
CSX Corp.	56,806	1,317,331
Genesee & Wyoming, Inc. (Class A) (a)	15,776	1,338,436
Kansas City Southern	12,832	1,359,678
Norfolk Southern Corp.	18,632	1,353,615
Union Pacific Corp.	9,039	1,394,537

		6,763,597

TRUCKING — 35.4%
AMERCO, Inc.	2,945	476,796
Arkansas Best Corp.	30,916	709,522
Avis Budget Group, Inc. (a)	46,265	1,330,119
Celadon Group, Inc.	21,174	386,426
Con-way, Inc.	36,318	1,414,949
Heartland Express, Inc.	38,848	538,822
Hertz Global Holdings, Inc. (a)	57,994	1,438,251
J.B. Hunt Transport Services, Inc.	19,709	1,423,778
Knight Transportation, Inc.	50,577	850,705
Landstar System, Inc.	26,353	1,357,179
Old Dominion Freight Line, Inc. (a)	32,936	1,370,796
Roadrunner Transportation Systems, Inc. (a)	14,739	410,334
Ryder Systems, Inc.	22,758	1,383,459
Saia, Inc. (a)	24,142	723,536
Swift Transportation Co. (a)	85,399	1,412,499
Werner Enterprises, Inc.	50,507	1,220,754

		16,447,925

TOTAL COMMON STOCKS —
(Cost $41,741,804)		46,352,885

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $103,307)	103,307	103,307

TOTAL INVESTMENTS — 100.1% (d)
(Cost $41,845,111)		46,456,192
OTHER ASSETS & LIABILITIES — (0.1)%		(45,096)

NET ASSETS — 100.0%		$46,411,096

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

240

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
AAR Corp.	42	$923
Alliant Techsystems, Inc.	36	2,964
BE Aerospace, Inc. (a)(b)	95	5,993
Cubic Corp. (b)	6	289
Curtiss-Wright Corp. (b)	6	222
Engility Holdings, Inc. (a)(b)	3	85
Esterline Technologies Corp. (a)	6	434
Exelis, Inc.	29	400
GenCorp, Inc. (a)(b)	75	1,220
General Dynamics Corp. (b)	96	7,520
Honeywell International, Inc. (b)	712	56,490
Huntington Ingalls Industries, Inc. (b)	54	3,050
L-3 Communications Holdings, Inc. (b)	68	5,830
Lockheed Martin Corp. (b)	109	11,822
Moog, Inc. (Class A) (a)(b)	6	309
Northrop Grumman Corp.	126	10,433
Orbital Sciences Corp. (a)(b)	62	1,077
Precision Castparts Corp. (b)	50	11,300
Raytheon Co.	132	8,728
Rockwell Collins, Inc. (b)	81	5,136
Teledyne Technologies, Inc. (a)	21	1,624
Textron, Inc. (b)	111	2,892
The Boeing Co. (b)	362	37,083
Triumph Group, Inc. (b)	42	3,324
United Technologies Corp.	554	51,489

		230,637

AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc. (b)	26	1,464
Expeditors International of Washington, Inc.	6	228
FedEx Corp.	119	11,731
Forward Air Corp. (b)	3	115
HUB Group, Inc. (Class A) (a)(b)	3	109
United Parcel Service, Inc. (Class B) (b)	336	29,058
UTI Worldwide, Inc. (b)	9	148

		42,853

AIRLINES — 0.2%
Alaska Air Group, Inc. (a)(b)	86	4,472
Allegiant Travel Co. (b)	19	2,014
JetBlue Airways Corp. (a)(b)	260	1,638
SkyWest, Inc. (b)	63	853
Southwest Airlines Co. (b)	889	11,459

		20,436

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)(b)	12	1,034
Delphi Automotive PLC	327	16,575
Dorman Products, Inc. (b)	33	1,506
Drew Industries, Inc.	15	590
Gentex Corp.	6	138
Johnson Controls, Inc.	321	11,488
Spartan Motors, Inc. (b)	6	37
Standard Motor Products, Inc.	15	515
Superior Industries International, Inc. (b)	3	52
The Goodyear Tire & Rubber Co. (a)(b)	99	1,514

		33,449

AUTOMOBILES — 0.4%
Ford Motor Co.	2,579	39,897
Harley-Davidson, Inc. (b)	50	2,741
Thor Industries, Inc.	25	1,229
Winnebago Industries, Inc. (a)	33	693

		44,560

BEVERAGES — 2.0%
Beam, Inc.	75	4,733
Boston Beer Co., Inc. (Class A) (a)(b)	10	1,707
Brown-Forman Corp. (Class B) (b)	157	10,605
Coca-Cola Enterprises, Inc.	222	7,806
Constellation Brands, Inc. (Class A) (a)(b)	194	10,111
Dr. Pepper Snapple Group, Inc. (b)	134	6,155
Molson Coors Brewing Co. (Class B) (b)	112	5,360
Monster Beverage Corp. (a)	5	304
PepsiCo, Inc. (b)	1,208	98,802
The Coca-Cola Co.	1,560	62,572

		208,155

BIOTECHNOLOGY — 3.4%
Acorda Therapeutics, Inc. (a)(b)	34	1,122
Alexion Pharmaceuticals, Inc. (a)	43	3,966
Amgen, Inc.	867	85,538
ArQule, Inc. (a)(b)	3	7
Biogen Idec, Inc. (a)(b)	274	58,965
Celgene Corp. (a)	511	59,741
Cubist Pharmaceuticals, Inc. (a)(b)	18	870
Gilead Sciences, Inc. (a)(b)	1,873	95,916
Momenta Pharmaceuticals, Inc. (a)(b)	6	90
Regeneron Pharmaceuticals, Inc. (a)(b)	74	16,641
Spectrum Pharmaceuticals, Inc. (b)	15	112
United Therapeutics Corp. (a)(b)	51	3,357
Vertex Pharmaceuticals, Inc. (a)(b)	253	20,207

		346,532

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp. (b)	90	3,265
AAON, Inc. (b)	29	959
Apogee Enterprises, Inc. (b)	36	864
Fortune Brands Home & Security, Inc.	199	7,709
Gibraltar Industries, Inc. (a)(b)	15	219
Griffon Corp. (b)	15	169
Lennox International, Inc. (b)	54	3,485
Masco Corp.	422	8,225
Quanex Building Products Corp. (b)	33	556
Simpson Manufacturing Co., Inc. (b)	3	88
Universal Forest Products, Inc. (b)	21	838

		26,377

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc. (a)	57	9,345
Ameriprise Financial, Inc.	223	18,036
Apollo Investment Corp.	188	1,455
BlackRock, Inc.	138	35,445
Calamos Asset Management, Inc. (Class A) (b)	3	32
E*TRADE Financial Corp. (a)(b)	121	1,532
Eaton Vance Corp. (b)	147	5,526
Federated Investors, Inc. (Class B) (b)	70	1,919

See accompanying notes to financial statements.

241

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Financial Engines, Inc. (b)	51	$2,325
Franklin Resources, Inc.	108	14,690
Greenhill & Co., Inc. (b)	30	1,372
HFF, Inc. (Class A) (b)	33	586
Invesco, Ltd.	318	10,112
Janus Capital Group, Inc. (b)	112	953
Legg Mason, Inc.	97	3,008
Morgan Stanley	1,246	30,440
Northern Trust Corp. (b)	143	8,280
Piper Jaffray Co., Inc. (a)	12	379
Prospect Capital Corp. (b)	82	886
Raymond James Financial, Inc.	103	4,427
SEI Investments Co. (b)	156	4,435
State Street Corp. (c)	452	29,475
Stifel Financial Corp. (a)(b)	15	535
SWS Group, Inc. (a)	9	49
T. Rowe Price Group, Inc. (b)	202	14,776
The Bank of New York Mellon Corp. (b)	838	23,506
The Charles Schwab Corp. (b)	929	19,723
The Goldman Sachs Group, Inc. (b)	425	64,281
Virtus Investment Partners, Inc. (a)(b)	6	1,058
Waddell & Reed Financial, Inc. (Class A) (b)	93	4,045

		312,631

CHEMICALS — 2.4%
A. Schulman, Inc. (b)	15	402
Air Products & Chemicals, Inc. (b)	59	5,403
Airgas, Inc.	28	2,673
Albemarle Corp. (b)	15	934
American Vanguard Corp.	30	703
Ashland, Inc. (b)	39	3,256
Balchem Corp.	36	1,611
Cabot Corp.	2	75
Calgon Carbon Corp. (a)(b)	56	934
CF Industries Holdings, Inc. (b)	10	1,715
Cytec Industries, Inc. (b)	29	2,124
E. I. du Pont de Nemours & Co. (b)	146	7,665
Eastman Chemical Co.	159	11,132
Ecolab, Inc. (b)	240	20,446
FMC Corp. (b)	30	1,832
H.B. Fuller Co. (b)	33	1,248
Hawkins, Inc.	3	118
Innophos Holdings, Inc.	9	425
International Flavors & Fragrances, Inc. (b)	80	6,013
Intrepid Potash, Inc. (b)	3	57
Koppers Holdings, Inc.	6	229
Kraton Performance Polymers, Inc. (a)(b)	30	636
LSB Industries, Inc. (a)(b)	15	456
LyondellBasell Industries NV	464	30,745
Minerals Technologies, Inc.	30	1,240
Monsanto Co.	587	57,996
NewMarket Corp. (b)	12	3,151
Olin Corp.	68	1,627
PolyOne Corp. (b)	99	2,453
PPG Industries, Inc.	139	20,351
Praxair, Inc. (b)	46	5,297
Quaker Chemical Corp.	15	930
RPM International, Inc. (b)	121	3,865
Sensient Technologies Corp.	12	486
Sigma-Aldrich Corp.	51	4,098
Stepan Co.	12	667
The Dow Chemical Co.	189	6,080
The Mosaic Co.	147	7,910
The Scotts Miracle-Gro Co. (Class A) (b)	3	145
The Sherwin-Williams Co.	99	17,483
Tredegar Corp.	29	745
Valspar Corp. (b)	65	4,204
Zep, Inc.	3	47

		239,607

COMMERCIAL BANKS — 2.5%
Associated Banc-Corp. (b)	115	1,788
BancorpSouth, Inc. (b)	93	1,646
Bank of Hawaii Corp. (b)	18	906
Bank of the Ozarks, Inc. (b)	30	1,300
Banner Corp.	20	676
BB&T Corp.	110	3,727
BBCN Bancorp, Inc. (b)	87	1,237
Boston Private Financial Holdings, Inc. (b)	69	734
Cathay General Bancorp	57	1,160
City Holding Co. (b)	6	234
City National Corp. (b)	36	2,281
Columbia Banking System, Inc.	9	214
Comerica, Inc.	113	4,501
Commerce Bancshares, Inc. (b)	32	1,394
Community Bank System, Inc. (b)	21	648
Cullen/Frost Bankers, Inc. (b)	25	1,669
CVB Financial Corp.	69	811
East West Bancorp, Inc. (b)	83	2,282
F.N.B. Corp.	84	1,015
Fifth Third Bancorp (b)	575	10,379
First BanCorp- Puerto Rico (a)(b)	57	404
First Commonwealth Financial Corp. (b)	124	914
First Financial Bancorp (b)	21	313
First Financial Bankshares, Inc. (b)	35	1,948
First Horizon National Corp.	163	1,826
First Midwest Bancorp, Inc.	78	1,070
First Niagara Financial Group, Inc.	33	332
FirstMerit Corp.	39	781
Fulton Financial Corp. (b)	57	654
Glacier Bancorp, Inc. (b)	81	1,797
Hancock Holding Co. (b)	24	722
Hanmi Financial Corp. (a)(b)	36	636
Home Bancshares, Inc. (b)	54	1,402
Huntington Bancshares, Inc.	395	3,113
Independent Bank Corp.-Massachusetts (b)	15	518
International Bancshares Corp. (b)	15	339
KeyCorp	781	8,622
M&T Bank Corp. (b)	96	10,728
MB Financial, Inc.	36	965
National Penn Bancshares, Inc. (b)	90	914
NBT Bancorp, Inc.	9	191
Old National Bancorp	75	1,037
PacWest Bancorp (b)	33	1,011

See accompanying notes to financial statements.

242

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Pinnacle Financial Partners, Inc. (a)(b)	27	$694
PNC Financial Services Group, Inc. (b)	116	8,459
PrivateBancorp, Inc. (b)	69	1,463
Prosperity Bancshares, Inc. (b)	18	932
Regions Financial Corp. (b)	1,106	10,540
S&T Bancorp, Inc. (b)	6	118
Signature Bank (a)	33	2,740
Simmons First National Corp.	3	78
Sterling Bancorp (b)	24	279
SunTrust Banks, Inc. (b)	354	11,176
Susquehanna Bancshares, Inc. (b)	208	2,673
SVB Financial Group (a)(b)	18	1,500
Synovus Financial Corp. (b)	928	2,710
TCF Financial Corp. (b)	169	2,396
Texas Capital Bancshares, Inc. (a)(b)	14	621
Tompkins Financial Corp.	3	136
Trustmark Corp.	36	885
U.S. Bancorp (b)	642	23,208
UMB Financial Corp. (b)	7	390
Umpqua Holdings Corp. (b)	60	901
United Bankshares, Inc. (b)	15	397
United Community Banks, Inc. (a)(b)	21	261
Valley National Bancorp (b)	18	170
ViewPoint Financial Group (b)	39	812
Webster Financial Corp.	18	462
Wells Fargo & Co.	2,326	95,994
Westamerica Bancorporation (b)	9	411
Wilshire Bancorp, Inc. (b)	78	516
Wintrust Financial Corp. (b)	8	306
Zions Bancorporation	144	4,159

		254,226

COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc. (b)	6	147
Avery Dennison Corp.	110	4,704
Cintas Corp. (b)	63	2,869
Clean Harbors, Inc. (a)(b)	3	151
Copart, Inc. (a)(b)	93	2,864
Deluxe Corp. (b)	51	1,767
G & K Services, Inc. (Class A)	15	714
Healthcare Services Group, Inc. (b)	66	1,618
Herman Miller, Inc. (b)	68	1,841
HNI Corp. (b)	55	1,984
Interface, Inc. (b)	61	1,035
Iron Mountain, Inc.	183	4,870
Mine Safety Appliances Co. (b)	18	838
Mobile Mini, Inc. (a)(b)	47	1,558
Pitney Bowes, Inc. (b)	6	88
R.R. Donnelley & Sons Co. (b)	6	84
Republic Services, Inc.	251	8,519
Rollins, Inc.	24	622
Stericycle, Inc. (a)	67	7,399
Tetra Tech, Inc. (a)	45	1,058
The ADT Corp. (a)(b)	200	7,970
The Brink’s Co.	6	153
The Geo Group, Inc.	86	2,920
Tyco International, Ltd. (b)	306	10,083
UniFirst Corp. (b)	12	1,095
United Stationers, Inc.	44	1,476
Viad Corp.	3	73
Waste Connections, Inc. (b)	65	2,674
Waste Management, Inc. (b)	288	11,615

		82,789

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc. (b)	3	74
Arris Group, Inc. (a)(b)	118	1,693
Bel Fuse, Inc. (Class B) (b)	3	40
Black Box Corp.	3	76
Ciena Corp. (a)(b)	21	408
Cisco Systems, Inc. (b)	1,498	36,416
F5 Networks, Inc. (a)	3	206
Harmonic, Inc. (a)(b)	3	19
Harris Corp. (b)	32	1,576
InterDigital, Inc.	50	2,233
Ixia (a)(b)	41	754
JDS Uniphase Corp. (a)(b)	116	1,668
Juniper Networks, Inc. (a)	81	1,564
Motorola Solutions, Inc.	251	14,490
Netgear, Inc. (a)(b)	12	367
Oplink Communications, Inc. (a)	3	52
PC-Tel, Inc.	3	26
Plantronics, Inc.	32	1,406
Polycom, Inc. (a)(b)	6	63
QUALCOMM, Inc. (b)	484	29,563
Riverbed Technology, Inc. (a)(b)	6	93
Symmetricom, Inc. (a)	42	189
Tellabs, Inc. (b)	12	24

		93,000

COMPUTERS & PERIPHERALS — 0.8%
3D Systems Corp. (a)(b)	115	5,049
Apple, Inc.	29	11,486
Avid Technology, Inc. (a)	36	212
Dell, Inc.	137	1,829
Diebold, Inc. (b)	18	606
Electronics for Imaging, Inc. (a)	53	1,499
EMC Corp.	198	4,677
Hewlett-Packard Co.	306	7,589
Intermec, Inc. (a)(b)	69	678
Lexmark International, Inc. (Class A) (b)	3	92
NCR Corp. (a)(b)	108	3,563
NetApp, Inc. (a)(b)	33	1,247
QLogic Corp. (a)(b)	3	29
SanDisk Corp. (a)	280	17,108
Seagate Technology PLC (b)	250	11,207
Synaptics, Inc. (a)(b)	33	1,272
Western Digital Corp.	224	13,908

		82,051

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	121	3,847
Aegion Corp. (a)(b)	33	743
Comfort Systems USA, Inc.	6	90
EMCOR Group, Inc.	65	2,642
Fluor Corp.	97	5,753
Granite Construction, Inc. (b)	33	982
Jacobs Engineering Group, Inc. (a)(b)	118	6,505
KBR, Inc. (b)	42	1,365

See accompanying notes to financial statements.

243

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Orion Marine Group, Inc. (a)	9	$109
Quanta Services, Inc. (a)	220	5,821
URS Corp. (b)	50	2,361

		30,218

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	57	3,778
Headwaters, Inc. (a)(b)	75	663
Martin Marietta Materials, Inc. (b)	39	3,838
Texas Industries, Inc. (a)(b)	21	1,368
Vulcan Materials Co.	110	5,325

		14,972

CONSUMER FINANCE — 0.8%
American Express Co.	451	33,717
Capital One Financial Corp. (b)	91	5,716
Cash America International, Inc. (b)	14	636
Discover Financial Services	512	24,392
Encore Capital Group, Inc. (a)	6	199
First Cash Financial Services, Inc. (a)(b)	27	1,329
Portfolio Recovery Associates, Inc. (a)(b)	18	2,765
SLM Corp. (b)	525	12,001
World Acceptance Corp. (a)(b)	11	956

		81,711

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	19	1,049
Ball Corp.	80	3,323
Bemis Co., Inc. (b)	94	3,679
Greif, Inc. (Class A) (b)	6	316
MeadWestvaco Corp.	181	6,174
Myers Industries, Inc.	30	450
Owens-Illinois, Inc. (a)(b)	87	2,418
Packaging Corp. of America	109	5,337
Rock-Tenn Co. (Class A) (b)	83	8,290
Sealed Air Corp. (b)	177	4,239
Silgan Holdings, Inc. (b)	10	470
Sonoco Products Co.	41	1,417

		37,162

DISTRIBUTORS — 0.2%
Genuine Parts Co. (b)	131	10,227
LKQ Corp. (a)(b)	326	8,394
Pool Corp. (b)	51	2,673
VOXX International Corp. (a)(b)	6	74

		21,368

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	3	112
Apollo Group, Inc. (Class A) (a)	3	53
Capella Education Co. (a)	3	125
Career Education Corp. (a)(b)	3	9
Coinstar, Inc. (a)(b)	3	176
Corinthian Colleges, Inc. (a)(b)	63	141
DeVry, Inc. (b)	3	93
H&R Block, Inc. (b)	331	9,185
Hillenbrand, Inc. (b)	53	1,257
Matthews International Corp. (Class A)	18	679
Regis Corp. (b)	27	443
Service Corp. International	226	4,075
Sotheby’s (b)	6	227
Universal Technical Institute, Inc. (b)	3	31

		16,606

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Bank of America Corp.	12,534	161,187
CBOE Holdings, Inc. (b)	101	4,711
Citigroup, Inc.	3,152	151,201
CME Group, Inc. (b)	240	18,235
Interactive Brokers Group, Inc. (Class A)	3	48
IntercontinentalExchange, Inc. (a)	57	10,132
JPMorgan Chase & Co.	1,797	94,864
Leucadia National Corp.	156	4,090
MarketAxess Holdings, Inc.	32	1,496
Moody’s Corp. (b)	200	12,186
MSCI, Inc. (Class A) (a)(b)	11	366
NYSE Euronext	297	12,296
The NASDAQ OMX Group, Inc.	129	4,230

		475,042

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc. (b)	3,218	113,917
Atlantic Tele-Network, Inc. (b)	6	298
Cbeyond, Inc. (a)(b)	21	165
CenturyLink, Inc. (b)	98	3,464
Cincinnati Bell, Inc. (a)	244	747
Frontier Communications Corp. (b)	532	2,155
General Communication, Inc. (Class A) (a)(b)	6	47
tw telecom, Inc. (a)(b)	90	2,533
Verizon Communications, Inc. (b)	2,416	121,621
Windstream Corp. (b)	57	439

		245,386

ELECTRIC UTILITIES — 1.8%
ALLETE, Inc. (b)	30	1,496
American Electric Power Co., Inc.	502	22,480
Cleco Corp. (b)	36	1,671
Duke Energy Corp.	463	31,253
Edison International (b)	214	10,306
El Paso Electric Co.	15	530
Entergy Corp. (b)	39	2,718
Exelon Corp. (b)	80	2,470
FirstEnergy Corp. (b)	65	2,427
Great Plains Energy, Inc. (b)	101	2,277
Hawaiian Electric Industries, Inc. (b)	33	835
IDACORP, Inc.	39	1,863
NextEra Energy, Inc.	358	29,170
Northeast Utilities (b)	246	10,337
NV Energy, Inc.	199	4,669
OGE Energy Corp.	102	6,956
Pepco Holdings, Inc. (b)	163	3,286
Pinnacle West Capital Corp.	86	4,770
PNM Resources, Inc. (b)	54	1,198
PPL Corp. (b)	420	12,709
Southern Co. (b)	245	10,812
UIL Holdings Corp. (b)	37	1,415
UNS Energy Corp.	45	2,013
Westar Energy, Inc. (b)	91	2,908
Xcel Energy, Inc. (b)	260	7,368

		177,937

See accompanying notes to financial statements.

244

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc. (b)	45	$3,398
AMETEK, Inc. (b)	238	10,068
AZZ, Inc.	30	1,157
Belden, Inc. (b)	52	2,596
Brady Corp. (Class A)	9	277
Eaton Corp. PLC	487	32,050
Emerson Electric Co.	295	16,089
Encore Wire Corp.	6	205
EnerSys (b)	57	2,795
Franklin Electric Co., Inc. (b)	36	1,211
General Cable Corp. (b)	42	1,292
Hubbell, Inc. (Class B)	42	4,158
II-VI, Inc. (a)(b)	9	146
Powell Industries, Inc. (a)(b)	6	310
Regal-Beloit Corp. (b)	42	2,723
Rockwell Automation, Inc.	74	6,152
Roper Industries, Inc.	89	11,056

		95,683

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Agilysys, Inc. (a)(b)	3	34
Amphenol Corp. (Class A) (b)	146	11,379
Anixter International, Inc. (a)(b)	9	682
Arrow Electronics, Inc. (a)(b)	9	359
Avnet, Inc. (a)(b)	12	403
Badger Meter, Inc. (b)	6	267
Benchmark Electronics, Inc. (a)	24	482
Cognex Corp. (b)	9	407
Corning, Inc.	230	3,273
CTS Corp.	12	164
Daktronics, Inc. (b)	6	62
Electro Scientific Industries, Inc. (b)	3	32
FARO Technologies, Inc. (a)	3	101
FEI Co. (b)	36	2,628
FLIR Systems, Inc.	95	2,562
Ingram Micro, Inc. (Class A) (a)(b)	6	114
Insight Enterprises, Inc. (a)	9	160
Itron, Inc. (a)(b)	24	1,018
Jabil Circuit, Inc.	18	367
Littelfuse, Inc.	12	895
Measurement Specialties, Inc. (a)	3	140
Methode Electronics, Inc. (Class A)	60	1,021
Mettler-Toledo International, Inc. (a)(b)	20	4,024
Molex, Inc. (b)	48	1,408
MTS Systems Corp. (b)	18	1,019
National Instruments Corp.	74	2,068
OSI Systems, Inc. (a)(b)	2	129
Plexus Corp. (a)(b)	21	628
Rogers Corp. (a)(b)	17	804
Scansource, Inc. (a)(b)	3	96
SYNNEX Corp. (a)(b)	12	507
TE Connectivity, Ltd.	276	12,569
Tech Data Corp. (a)(b)	3	141
Trimble Navigation, Ltd. (a)(b)	104	2,705
TTM Technologies, Inc. (a)(b)	3	25
Vishay Intertechnology, Inc. (a)(b)	95	1,320

		53,993

ENERGY EQUIPMENT & SERVICES — 1.2%
Atwood Oceanics, Inc. (a)(b)	38	1,978
Baker Hughes, Inc. (b)	124	5,720
Bristow Group, Inc. (b)	40	2,613
C&J Energy Services, Inc. (a)(b)	32	620
Cameron International Corp. (a)	225	13,761
CARBO Ceramics, Inc. (b)	8	539
Diamond Offshore Drilling, Inc. (b)	20	1,376
Dresser-Rand Group, Inc. (a)	64	3,839
Dril-Quip, Inc. (a)(b)	33	2,980
Ensco PLC (Class A)	109	6,335
Era Group, Inc. (a)(b)	3	78
Exterran Holdings, Inc. (a)(b)	81	2,278
FMC Technologies, Inc. (a)(b)	141	7,851
Geospace Technologies Corp. (a)	15	1,036
Gulf Island Fabrication, Inc. (b)	3	57
Halliburton Co. (b)	613	25,574
Helix Energy Solutions Group, Inc. (a)(b)	40	922
Helmerich & Payne, Inc. (b)	70	4,371
Hornbeck Offshore Services, Inc. (a)(b)	12	642
ION Geophysical Corp. (a)(b)	12	72
Lufkin Industries, Inc.	3	265
Matrix Service Co. (a)	3	47
Nabors Industries, Ltd. (b)	64	980
National Oilwell Varco, Inc. (b)	67	4,616
Noble Corp.	71	2,668
Oceaneering International, Inc. (b)	105	7,581
Oil States International, Inc. (a)(b)	15	1,390
Patterson-UTI Energy, Inc. (b)	169	3,271
Pioneer Energy Services Corp. (a)(b)	3	20
Rowan Cos. PLC (a)(b)	21	715
Schlumberger, Ltd. (b)	291	20,853
SEACOR Holdings, Inc. (b)	3	249
Superior Energy Services, Inc. (a)(b)	6	156
Tetra Technologies, Inc. (a)	3	31
Tidewater, Inc. (b)	9	513
Unit Corp. (a)(b)	15	639

		126,636

FOOD & STAPLES RETAILING — 3.1%
Casey’s General Stores, Inc.	8	481
Costco Wholesale Corp.	423	46,771
CVS Caremark Corp.	1,041	59,524
Harris Teeter Supermarkets, Inc. (b)	29	1,359
Safeway, Inc. (b)	263	6,223
Spartan Stores, Inc. (b)	3	55
SUPERVALU, Inc. (b)	6	37
Sysco Corp. (b)	495	16,909
The Andersons, Inc. (b)	3	160
The Kroger Co. (b)	601	20,759
United Natural Foods, Inc. (a)	8	432
Wal-Mart Stores, Inc.	1,599	119,110
Walgreen Co. (b)	942	41,636
Whole Foods Market, Inc.	118	6,075

		319,531

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	268	9,088
B&G Foods, Inc. (b)	57	1,941

See accompanying notes to financial statements.

245

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Cal-Maine Foods, Inc. (b)	15	$698
Calavo Growers, Inc.	6	163
Campbell Soup Co. (b)	196	8,779
ConAgra Foods, Inc.	479	16,731
Darling International, Inc. (a)(b)	41	765
Dean Foods Co. (a)(b)	229	2,295
Flowers Foods, Inc.	210	4,631
General Mills, Inc.	628	30,477
Green Mountain Coffee Roasters, Inc. (a)(b)	73	5,479
Hain Celestial Group, Inc. (a)(b)	42	2,729
Hillshire Brands Co.	81	2,679
Hormel Foods Corp. (b)	156	6,018
Ingredion, Inc.	65	4,265
J&J Snack Foods Corp.	16	1,245
Kellogg Co. (b)	258	16,571
Kraft Foods Group, Inc. (b)	352	19,666
Lancaster Colony Corp. (b)	18	1,404
McCormick & Co., Inc. (b)	137	9,639
Mead Johnson Nutrition Co.	20	1,585
Mondelez International, Inc. (Class A)	1,281	36,547
Post Holdings, Inc. (a)	32	1,397
Sanderson Farms, Inc.	3	199
Seneca Foods Corp. (a)(b)	9	276
Smithfield Foods, Inc. (a)(b)	106	3,472
Snyders-Lance, Inc.	36	1,023
The Hershey Co. (b)	155	13,838
The J.M. Smucker Co. (b)	97	10,006
Tootsie Roll Industries, Inc.	9	286
TreeHouse Foods, Inc. (a)(b)	17	1,114
Tyson Foods, Inc. (Class A)	311	7,986
WhiteWave Foods Co. (Class A) (a)(b)	138	2,243

		225,235

GAS UTILITIES — 0.3%
AGL Resources, Inc.	48	2,057
Atmos Energy Corp. (b)	99	4,065
National Fuel Gas Co. (b)	86	4,984
New Jersey Resources Corp. (b)	6	249
Northwest Natural Gas Co.	9	382
ONEOK, Inc.	96	3,966
Piedmont Natural Gas Co., Inc.	15	506
Questar Corp. (b)	159	3,792
South Jersey Industries, Inc. (b)	19	1,091
Southwest Gas Corp. (b)	24	1,123
The Laclede Group, Inc. (b)	9	411
UGI Corp. (b)	116	4,537
WGL Holdings, Inc. (b)	24	1,037

		28,200

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abaxis, Inc. (b)	18	855
Abbott Laboratories	1,131	39,449
Align Technology, Inc. (a)(b)	20	741
Analogic Corp.	15	1,093
Baxter International, Inc.	598	41,424
Becton, Dickinson and Co. (b)	164	16,208
Boston Scientific Corp. (a)(b)	1,147	10,633
C.R. Bard, Inc.	17	1,848
Cantel Medical Corp. (b)	24	813
CareFusion Corp. (a)(b)	244	8,991
CONMED Corp. (b)	9	281
Covidien PLC	399	25,073
CryoLife, Inc. (b)	27	169
Cyberonics, Inc. (a)	30	1,559
Cynosure, Inc. (Class A) (a)	2	44
DENTSPLY International, Inc. (b)	48	1,966
Edwards Lifesciences Corp. (a)(b)	18	1,210
Greatbatch, Inc. (a)(b)	9	295
Haemonetics Corp. (a)(b)	48	1,985
HealthStream, Inc. (a)(b)	24	608
Hill-Rom Holdings, Inc.	25	842
Hologic, Inc. (a)	176	3,397
ICU Medical, Inc. (a)	15	1,081
IDEXX Laboratories, Inc. (a)(b)	15	1,347
Integra LifeSciences Holdings Corp. (a)(b)	18	659
Intuitive Surgical, Inc. (a)	4	2,026
Masimo Corp. (b)	30	636
Medtronic, Inc. (b)	855	44,007
Meridian Bioscience, Inc. (b)	15	323
Merit Medical Systems, Inc. (a)	15	167
Natus Medical, Inc. (a)(b)	36	491
Neogen Corp. (a)(b)	25	1,389
NuVasive, Inc. (a)	51	1,264
ResMed, Inc. (b)	160	7,221
St. Jude Medical, Inc. (b)	80	3,650
STERIS Corp.	64	2,744
Stryker Corp. (b)	208	13,453
SurModics, Inc. (a)	15	300
Symmetry Medical, Inc. (a)	12	101
Teleflex, Inc. (b)	38	2,945
The Cooper Cos., Inc.	38	4,524
Thoratec Corp. (a)(b)	20	626
Varian Medical Systems, Inc. (a)	45	3,035
West Pharmaceutical Services, Inc.	36	2,529
Zimmer Holdings, Inc. (b)	122	9,143

		263,145

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	251	15,949
Air Methods Corp. (b)	36	1,220
Almost Family, Inc. (b)	3	57
Amedisys, Inc. (a)(b)	9	105
AmerisourceBergen Corp.	267	14,907
AMN Healthcare Services, Inc. (a)	51	730
AmSurg Corp. (a)	12	421
Bio-Reference Laboratories, Inc. (a)(b)	27	776
Cardinal Health, Inc.	75	3,540
Centene Corp. (a)	15	787
Chemed Corp. (b)	20	1,449
CIGNA Corp. (b)	313	22,689
Community Health Systems, Inc. (b)	112	5,251
Cross Country Healthcare, Inc. (a)	3	15
DaVita HealthCare Partners, Inc. (a)	93	11,234
Express Scripts Holding Co. (a)	179	11,042
Gentiva Health Services, Inc. (a)(b)	36	359
Hanger, Inc. (a)	39	1,234
Health Management Associates, Inc. (Class A) (a)	297	4,669

See accompanying notes to financial statements.

246

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Health Net, Inc. (a)	3	$95
Healthways, Inc. (a)	39	678
Henry Schein, Inc. (a)(b)	63	6,032
HMS Holdings Corp. (a)(b)	41	955
Humana, Inc. (b)	15	1,266
IPC The Hospitalist Co. (a)(b)	6	308
Kindred Healthcare, Inc. (a)(b)	9	118
Laboratory Corp. of America Holdings (a)(b)	15	1,501
Landauer, Inc.	6	290
LHC Group, Inc. (a)(b)	9	176
LifePoint Hospitals, Inc. (a)	40	1,954
Magellan Health Services, Inc. (a)	3	168
McKesson Corp.	153	17,518
MEDNAX, Inc. (a)(b)	45	4,121
Molina Healthcare, Inc. (a)(b)	21	781
MWI Veterinary Supply, Inc. (a)(b)	12	1,479
Omnicare, Inc.	60	2,863
Owens & Minor, Inc. (b)	42	1,421
Patterson Cos., Inc. (b)	30	1,128
Quest Diagnostics, Inc. (b)	25	1,516
Tenet Healthcare Corp. (a)(b)	130	5,993
The Ensign Group, Inc. (b)	18	634
UnitedHealth Group, Inc.	225	14,733
Universal Health Services, Inc. (Class B) (b)	109	7,299
VCA Antech, Inc. (a)(b)	15	391
WellCare Health Plans, Inc. (a)(b)	2	111
WellPoint, Inc. (b)	48	3,928

		173,891

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	135	1,747
Cerner Corp. (a)	87	8,360
Computer Programs and Systems, Inc. (b)	3	147
Medidata Solutions, Inc. (a)(b)	27	2,091
Omnicell, Inc. (a)(b)	50	1,028

		13,373

HOTELS, RESTAURANTS & LEISURE — 0.9%
Bally Technologies, Inc. (a)(b)	14	790
Bob Evans Farms, Inc. (b)	21	987
Boyd Gaming Corp. (a)	21	237
Brinker International, Inc. (b)	55	2,169
Buffalo Wild Wings, Inc. (a)(b)	4	393
Carnival Corp. (b)	181	6,206
CEC Entertainment, Inc.	3	123
Chipotle Mexican Grill, Inc. (a)(b)	3	1,093
Cracker Barrel Old Country Store, Inc. (b)	27	2,556
Darden Restaurants, Inc.	29	1,464
DineEquity, Inc. (b)	19	1,308
International Game Technology	91	1,521
International Speedway Corp. (Class A)	18	566
Interval Leisure Group, Inc. (b)	39	777
Jack in the Box, Inc. (a)(b)	48	1,886
Life Time Fitness, Inc. (a)(b)	12	601
Marcus Corp. (b)	3	38
Marriott International, Inc. (Class A) (b)	99	3,997
Marriott Vacations Worldwide Corp. (a)	36	1,557
McDonald’s Corp.	283	28,017
Multimedia Games Holding Co., Inc. (a)	33	860
Panera Bread Co. (Class A) (a)(b)	6	1,116
Papa John’s International, Inc. (a)(b)	21	1,373
Pinnacle Entertainment, Inc. (a)(b)	72	1,416
Red Robin Gourmet Burgers, Inc. (a)	12	662
Ruby Tuesday, Inc. (a)(b)	3	28
Ruth’s Hospitality Group, Inc. (b)	36	434
Scientific Games Corp. (Class A) (a)(b)	6	67
SHFL Entertainment, Inc. (a)	5	89
Sonic Corp. (a)(b)	57	830
Starbucks Corp.	117	7,662
Starwood Hotels & Resorts Worldwide, Inc. (b)	79	4,992
Texas Roadhouse, Inc. (b)	42	1,051
The Cheesecake Factory, Inc. (b)	42	1,759
The Wendy’s Co. (b)	185	1,079
WMS Industries, Inc. (a)	3	76
Wyndham Worldwide Corp.	133	7,612
Wynn Resorts, Ltd.	17	2,176
Yum! Brands, Inc.	71	4,923

		94,491

HOUSEHOLD DURABLES — 0.9%
American Greetings Corp. (Class A)	12	219
D.R. Horton, Inc. (b)	347	7,384
Ethan Allen Interiors, Inc. (b)	12	346
Garmin, Ltd. (b)	20	723
Harman International Industries, Inc. (b)	18	976
Helen of Troy, Ltd. (a)(b)	12	460
Jarden Corp. (a)	130	5,688
KB Home (b)	96	1,884
La-Z-Boy, Inc. (b)	57	1,155
Leggett & Platt, Inc. (b)	174	5,410
Lennar Corp. (Class A) (b)	202	7,280
M.D.C. Holdings, Inc. (b)	48	1,560
M/I Homes, Inc. (a)	24	551
Meritage Homes Corp. (a)	39	1,691
Mohawk Industries, Inc. (a)	77	8,662
Newell Rubbermaid, Inc.	332	8,715
NVR, Inc. (a)	5	4,610
Pulte Group, Inc. (a)(b)	419	7,948
Standard Pacific Corp. (a)	139	1,158
Tempur Sealy International, Inc. (a)	3	132
The Ryland Group, Inc. (b)	54	2,165
Toll Brothers, Inc. (a)(b)	187	6,102
Tupperware Brands Corp.	59	4,584
Whirlpool Corp.	96	10,979

		90,382

HOUSEHOLD PRODUCTS — 2.7%
Central Garden & Pet Co. (Class A) (a)	42	290
Church & Dwight Co., Inc.	127	7,837
Colgate-Palmolive Co.	634	36,322
Energizer Holdings, Inc.	72	7,237
Kimberly-Clark Corp. (b)	352	34,193
The Clorox Co. (b)	119	9,893
The Procter & Gamble Co.	2,329	179,310

See accompanying notes to financial statements.

247

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

WD-40 Co.	12	$654

		275,736

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc.	374	9,986
The AES Corp.	136	1,630

		11,616

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co. (b)	497	54,347
Carlisle Cos., Inc.	65	4,050
Danaher Corp.	309	19,560
General Electric Co. (b)	7,516	174,296

		252,253

INSURANCE — 5.3%
ACE, Ltd.	244	21,833
Aflac, Inc.	308	17,901
Alleghany Corp. (a)	12	4,600
American Financial Group, Inc. (b)	63	3,081
American International Group, Inc. (a)	786	35,134
AMERISAFE, Inc. (b)	15	486
Aon PLC (b)	229	14,736
Arthur J. Gallagher & Co. (b)	59	2,578
Aspen Insurance Holdings, Ltd. (b)	74	2,745
Assurant, Inc.	42	2,138
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,665	186,347
Brown & Brown, Inc.	78	2,515
Cincinnati Financial Corp. (b)	154	7,069
eHealth, Inc. (a)(b)	18	409
Employers Holdings, Inc.	18	440
Everest Re Group, Ltd. (b)	57	7,311
Fidelity National Financial, Inc. (Class A) (b)	235	5,595
First American Financial Corp.	133	2,931
Genworth Financial, Inc. (Class A) (a)	602	6,869
Hartford Financial Services Group, Inc. (b)	424	13,110
HCC Insurance Holdings, Inc.	118	5,087
Horace Mann Educators Corp.	42	1,024
Infinity Property & Casualty Corp.	3	179
Kemper Corp. (b)	33	1,130
Lincoln National Corp. (b)	266	9,701
Loews Corp. (b)	107	4,751
Marsh & McLennan Cos., Inc. (b)	324	12,934
Mercury General Corp.	3	132
MetLife, Inc. (b)	377	17,252
National Financial Partners Corp. (a)	33	835
Old Republic International Corp. (b)	264	3,398
Primerica, Inc.	39	1,460
Principal Financial Group, Inc. (b)	233	8,726
ProAssurance Corp.	42	2,191
Protective Life Corp. (b)	62	2,381
Prudential Financial, Inc.	102	7,449
Reinsurance Group of America, Inc.	16	1,106
RLI Corp. (b)	3	229
Safety Insurance Group, Inc.	6	291
Selective Insurance Group, Inc. (b)	45	1,036
StanCorp Financial Group, Inc. (b)	24	1,186
Stewart Information Services Corp.	21	550
The Allstate Corp. (b)	553	26,610
The Chubb Corp. (b)	204	17,269
The Hanover Insurance Group, Inc. (b)	38	1,859
The Navigators Group, Inc. (a)	3	171
The Progressive Corp. (b)	470	11,947
The Travelers Cos., Inc.	414	33,087
Torchmark Corp. (b)	73	4,755
United Fire Group, Inc. (b)	24	596
Unum Group (b)	194	5,698
W.R. Berkley Corp. (b)	72	2,942
XL Group PLC	342	10,369

		536,159

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	194	53,872
Expedia, Inc.	118	7,098
HSN, Inc.	39	2,095
Netflix, Inc. (a)	68	14,354
NutriSystem, Inc. (b)	3	35
PetMed Express, Inc. (b)	6	76
Priceline.com, Inc. (a)	5	4,136
TripAdvisor, Inc. (a)	113	6,878

		88,544

INTERNET SOFTWARE & SERVICES — 3.6%
Akamai Technologies, Inc. (a)(b)	61	2,595
AOL, Inc. (a)(b)	93	3,393
Blucora, Inc. (a)(b)	51	945
Dealertrack Technologies, Inc. (a)	7	248
Dice Holdings, Inc. (a)	3	28
Digital River, Inc. (a)	3	56
eBay, Inc. (a)(b)	1,206	62,374
Equinix, Inc. (a)(b)	50	9,236
Google, Inc. (Class A) (a)	279	245,623
j2 Global, Inc. (b)	53	2,253
Liquidity Services, Inc. (a)	1	35
LivePerson, Inc. (a)(b)	57	510
Monster Worldwide, Inc. (a)(b)	3	15
NIC, Inc. (b)	43	711
OpenTable, Inc. (a)(b)	27	1,727
Perficient, Inc. (a)(b)	27	360
Rackspace Hosting, Inc. (a)(b)	10	379
United Online, Inc.	139	1,054
ValueClick, Inc. (a)(b)	78	1,925
VeriSign, Inc. (a)(b)	81	3,617
XO Group, Inc. (a)(b)	3	34
Yahoo!, Inc. (a)	1,183	29,705

		366,823

IT SERVICES — 3.2%
Accenture PLC (Class A) (b)	424	30,511
Acxiom Corp. (a)(b)	78	1,769
Alliance Data Systems Corp. (a)	42	7,603
Automatic Data Processing, Inc. (b)	349	24,032
Broadridge Financial Solutions, Inc.	36	957
CACI International, Inc. (Class A) (a)(b)	3	190
Cardtronics, Inc. (a)	30	828

See accompanying notes to financial statements.

248

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

CIBER, Inc. (a)(b)	12	$40
Cognizant Technology Solutions Corp. (Class A) (a)(b)	66	4,132
Computer Sciences Corp. (b)	190	8,316
Convergys Corp. (b)	127	2,214
CoreLogic, Inc. (a)	110	2,549
CSG Systems International, Inc. (a)(b)	39	846
DST Systems, Inc.	32	2,091
ExlService Holdings, Inc. (a)(b)	12	355
Fidelity National Information Services, Inc.	211	9,039
Fiserv, Inc. (a)(b)	113	9,877
Gartner, Inc. (a)(b)	90	5,129
Global Payments, Inc.	27	1,251
Heartland Payment Systems, Inc. (b)	15	559
iGate Corp. (a)	30	493
International Business Machines Corp.	230	43,955
Jack Henry & Associates, Inc.	94	4,430
Lender Processing Services, Inc.	13	421
Mastercard, Inc. (Class A) (b)	76	43,662
MAXIMUS, Inc.	39	2,905
NeuStar, Inc. (Class A) (a)(b)	54	2,629
Paychex, Inc. (b)	213	7,779
SAIC, Inc.	151	2,103
TeleTech Holdings, Inc. (a)(b)	3	70
Teradata Corp. (a)(b)	5	251
The Western Union Co. (b)	18	308
Total System Services, Inc. (b)	45	1,102
VeriFone Systems, Inc. (a)	3	50
Virtusa Corp. (a)(b)	6	133
Visa, Inc. (Class A)	558	101,975
WEX, Inc. (a)	30	2,301

		326,855

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc. (b)	15	675
Brunswick Corp. (b)	102	3,259
Callaway Golf Co. (b)	21	138
Hasbro, Inc. (b)	90	4,035
Mattel, Inc. (b)	378	17,127
Polaris Industries, Inc. (b)	42	3,990
Sturm Ruger & Co, Inc. (b)	3	144

		29,368

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	3	13
Agilent Technologies, Inc.	54	2,309
Bio-Rad Laboratories, Inc. (Class A) (a)(b)	12	1,346
Cambrex Corp. (a)(b)	36	503
Charles River Laboratories International, Inc. (a)	39	1,600
Covance, Inc. (a)(b)	72	5,482
Life Technologies Corp. (a)	189	13,988
PAREXEL International Corp. (a)(b)	63	2,894
PerkinElmer, Inc. (b)	89	2,893
Techne Corp. (b)	9	622
Thermo Fisher Scientific, Inc.	392	33,175
Waters Corp. (a)(b)	35	3,502

		68,327

MACHINERY — 1.7%
Actuant Corp. (Class A) (b)	34	1,121
AGCO Corp.	39	1,957
Albany International Corp. (Class A)	6	198
Astec Industries, Inc. (b)	3	103
Barnes Group, Inc. (b)	15	450
Briggs & Stratton Corp. (b)	45	891
Caterpillar, Inc.	62	5,114
CIRCOR International, Inc. (b)	25	1,272
CLARCOR, Inc. (b)	20	1,044
Crane Co. (b)	47	2,816
Cummins, Inc. (b)	39	4,230
Deere & Co. (b)	110	8,937
Donaldson Co., Inc. (b)	38	1,355
Dover Corp. (b)	115	8,931
EnPro Industries, Inc. (a)(b)	6	305
ESCO Technologies, Inc. (b)	24	777
Federal Signal Corp. (a)(b)	60	525
Flowserve Corp. (b)	162	8,750
Gardner Denver, Inc.	29	2,180
Graco, Inc. (b)	39	2,465
Harsco Corp. (b)	43	997
IDEX Corp.	70	3,767
Illinois Tool Works, Inc. (b)	169	11,690
Ingersoll-Rand PLC (b)	285	15,823
ITT Corp.	84	2,470
John Bean Technologies Corp.	6	126
Joy Global, Inc. (b)	3	146
Kaydon Corp.	6	165
Kennametal, Inc. (b)	12	466
Lincoln Electric Holdings, Inc. (b)	54	3,093
Lindsay Corp. (b)	9	675
Lydall, Inc. (a)	15	219
Mueller Industries, Inc.	8	403
Nordson Corp. (b)	44	3,050
Oshkosh Corp. (a)(b)	107	4,063
PACCAR, Inc. (b)	277	14,864
Pall Corp.	66	4,384
Parker Hannifin Corp. (b)	42	4,007
Pentair, Ltd.	161	9,288
Snap-On, Inc. (b)	60	5,363
SPX Corp.	15	1,080
Standex International Corp. (b)	9	475
Stanley Black & Decker, Inc.	80	6,184
Tennant Co. (b)	9	434
Terex Corp. (a)(b)	135	3,550
The Toro Co.	66	2,997
Timken Co.	17	957
Trinity Industries, Inc. (b)	97	3,729
Valmont Industries, Inc. (b)	21	3,005
Wabtec Corp.	100	5,343
Watts Water Technologies, Inc. (Class A)	21	952
Woodward, Inc.	9	360
Xylem, Inc. (b)	29	781

		168,327

See accompanying notes to financial statements.

249

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	34	$2,704
Matson, Inc. (b)	6	150

		2,854

MEDIA — 5.7%
AMC Networks, Inc. (Class A) (a)	67	4,382
Arbitron, Inc.	29	1,347
Cablevision Systems Corp. (Class A)	60	1,009
CBS Corp.	678	33,134
Cinemark Holdings, Inc. (b)	119	3,323
Comcast Corp. (Class A) (b)	3,058	128,069
DIRECTV (Class A) (a)(b)	305	18,794
Discovery Communications, Inc. (Series A) (a)	292	22,545
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	15	385
Gannett Co., Inc.	271	6,629
John Wiley & Sons, Inc. (Class A) (b)	6	241
Lamar Advertising Co. (Class A) (a)	66	2,864
Live Nation Entertainment, Inc. (a)(b)	155	2,403
McGraw Hill Financial, Inc. (b)	132	7,021
Meredith Corp. (b)	39	1,860
News Corp. (Class A) (b)	2,442	79,609
Omnicom Group, Inc. (b)	172	10,814
Scholastic Corp. (b)	18	527
Scripps Networks Interactive, Inc. (Class A) (b)	78	5,207
The E.W. Scripps Co. (Class A) (a)(b)	24	374
The Interpublic Group of Cos., Inc. (b)	203	2,954
The New York Times Co. (Class A) (a)(b)	105	1,161
The Walt Disney Co. (b)	1,865	117,775
The Washington Post Co. (Class B) (b)	4	1,935
Time Warner Cable, Inc. (b)	231	25,983
Time Warner, Inc.	1,141	65,973
Valassis Communications, Inc. (b)	33	811
Viacom, Inc. (Class B) (b)	499	33,957

		581,086

METALS & MINING — 0.3%
A.M. Castle & Co. (a)(b)	3	47
AK Steel Holding Corp. (b)	3	9
Alcoa, Inc. (b)	33	258
Allegheny Technologies, Inc.	3	79
AMCOL International Corp. (b)	15	475
Carpenter Technology Corp.	3	135
Century Aluminum Co. (a)(b)	3	28
Cliffs Natural Resources, Inc. (b)	6	98
Commercial Metals Co. (b)	42	620
Compass Minerals International, Inc. (b)	6	507
Freeport-McMoRan Copper & Gold, Inc.	89	2,457
Globe Specialty Metals, Inc. (b)	6	65
Kaiser Aluminum Corp. (b)	15	929
Materion Corp.	3	81
Newmont Mining Corp.	47	1,408
Nucor Corp. (b)	229	9,920
Reliance Steel & Aluminum Co. (b)	69	4,524
Royal Gold, Inc. (b)	30	1,263
RTI International Metals, Inc. (a)	28	776
Steel Dynamics, Inc. (b)	200	2,982
Stillwater Mining Co. (a)(b)	85	913
SunCoke Energy, Inc. (a)(b)	60	841
United States Steel Corp. (b)	6	105
Worthington Industries, Inc.	74	2,347

		30,867

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	59	2,975
Ameren Corp. (b)	99	3,410
Avista Corp. (b)	18	486
Black Hills Corp. (b)	48	2,340
CenterPoint Energy, Inc. (b)	335	7,869
CMS Energy Corp. (b)	224	6,086
Consolidated Edison, Inc. (b)	83	4,840
Dominion Resources, Inc. (b)	343	19,489
DTE Energy Co. (b)	146	9,784
Integrys Energy Group, Inc. (b)	32	1,873
MDU Resources Group, Inc. (b)	100	2,591
NiSource, Inc.	244	6,988
NorthWestern Corp. (b)	12	479
PG&E Corp. (b)	122	5,579
Public Service Enterprise Group, Inc. (b)	301	9,831
SCANA Corp. (b)	83	4,075
Sempra Energy (b)	205	16,761
TECO Energy, Inc. (b)	33	567
Vectren Corp. (b)	69	2,334
Wisconsin Energy Corp.	154	6,312

		114,669

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (a)(b)	3	94
Dollar General Corp. (a)	74	3,732
Dollar Tree, Inc. (a)	36	1,830
Family Dollar Stores, Inc. (b)	9	561
Fred’s, Inc. (Class A) (b)	21	325
J.C. Penney Co., Inc. (a)(b)	6	102
Kohl’s Corp. (b)	33	1,667
Macy’s, Inc.	87	4,176
Nordstrom, Inc. (b)	23	1,379
Saks, Inc. (a)(b)	15	205
Target Corp.	469	32,295
Tuesday Morning Corp. (a)(b)	51	529

		46,895

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	575	5,215
Zebra Technologies Corp. (Class A) (a)(b)	37	1,608

		6,823

OIL, GAS & CONSUMABLE FUELS — 6.4%
Alpha Natural Resources, Inc. (a)	6	31
Anadarko Petroleum Corp.	360	30,935
Apache Corp.	12	1,006
Approach Resources, Inc. (a)(b)	27	663
Arch Coal, Inc. (b)	6	23
Bill Barrett Corp. (a)(b)	3	61
Cabot Oil & Gas Corp.	256	18,181
Chesapeake Energy Corp. (b)	245	4,993
Chevron Corp.	1,034	122,364

See accompanying notes to financial statements.

250

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Cimarex Energy Co.	35	$2,275
Cloud Peak Energy, Inc. (a)	44	725
Comstock Resources, Inc. (b)	6	94
ConocoPhillips (b)	726	43,923
CONSOL Energy, Inc.	50	1,355
Denbury Resources, Inc. (a)(b)	36	624
Devon Energy Corp. (b)	12	623
Energen Corp.	21	1,097
EOG Resources, Inc.	162	21,332
EQT Corp.	165	13,096
Exxon Mobil Corp. (b)	1,540	139,139
Forest Oil Corp. (a)(b)	3	12
Gulfport Energy Corp. (a)	83	3,907
Hess Corp. (b)	326	21,676
HollyFrontier Corp.	247	10,567
Kinder Morgan, Inc.	257	9,805
Marathon Oil Corp. (b)	465	16,080
Marathon Petroleum Corp. (b)	399	28,353
Murphy Oil Corp.	142	8,646
Newfield Exploration Co. (a)	3	72
Noble Energy, Inc.	236	14,169
Northern Oil and Gas, Inc. (a)(b)	3	40
Occidental Petroleum Corp. (b)	76	6,781
PDC Energy, Inc. (a)(b)	36	1,853
Peabody Energy Corp.	9	132
Penn Virginia Corp.	15	71
PetroQuest Energy, Inc. (a)	6	24
Phillips 66	766	45,125
Pioneer Natural Resources Co.	50	7,237
QEP Resources, Inc.	39	1,083
Range Resources Corp.	117	9,046
Rosetta Resources, Inc. (a)	15	638
SM Energy Co.	3	180
Southwestern Energy Co. (a)	231	8,438
Spectra Energy Corp.	146	5,031
Stone Energy Corp. (a)	12	264
Tesoro Corp. (b)	166	8,685
The Williams Cos., Inc.	363	11,787
Valero Energy Corp. (b)	675	23,470
World Fuel Services Corp.	3	120
WPX Energy, Inc. (a)(b)	6	114

		645,946

PAPER & FOREST PRODUCTS — 0.5%
Buckeye Technologies, Inc. (b)	12	445
Clearwater Paper Corp. (a)	18	847
Deltic Timber Corp. (b)	3	174
Domtar Corp.	6	399
International Paper Co.	511	22,642
KapStone Paper and Packaging Corp. (b)	39	1,567
Louisiana-Pacific Corp. (a)	172	2,544
Neenah Paper, Inc. (b)	21	667
P.H. Glatfelter Co. (b)	44	1,104
Schweitzer-Mauduit International, Inc.	20	998
Wausau Paper Corp. (b)	36	410
Weyerhaeuser Co. (b)	666	18,974

		50,771

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	42	883
Inter Parfums, Inc. (b)	3	86
Medifast, Inc. (a)(b)	15	386
Prestige Brands Holdings, Inc. (a)	60	1,749
The Estee Lauder Cos., Inc. (Class A) (b)	38	2,499

		5,603

PHARMACEUTICALS — 7.1%
AbbVie, Inc.	1,039	42,952
Actavis, Inc. (a)	100	12,622
Akorn, Inc. (a)(b)	75	1,014
Allergan, Inc.	183	15,416
Bristol-Myers Squibb Co. (b)	1,487	66,454
Eli Lilly & Co. (b)	1,156	56,783
Endo Health Solutions, Inc. (a)(b)	18	662
Forest Laboratories, Inc. (a)(b)	95	3,895
Hospira, Inc. (a)(b)	15	575
Johnson & Johnson	2,740	235,257
Merck & Co., Inc.	1,811	84,121
Mylan, Inc. (a)(b)	409	12,691
Perrigo Co.	42	5,082
Pfizer, Inc. (b)	6,502	182,121
Questcor Pharmaceuticals, Inc.	3	136
Salix Pharmaceuticals, Ltd. (a)(b)	16	1,058
The Medicines Co. (a)(b)	57	1,753
ViroPharma, Inc. (a)(b)	39	1,117
Zoetis, Inc.	1	9

		723,718

PROFESSIONAL SERVICES — 0.2%
CDI Corp. (b)	15	212
Dun & Bradstreet Corp. (b)	17	1,657
Equifax, Inc.	109	6,423
Exponent, Inc. (b)	9	532
Insperity, Inc.	3	91
Korn/Ferry International (a)	6	113
Manpower, Inc. (b)	84	4,603
Navigant Consulting, Inc. (a)	9	108
On Assignment, Inc. (a)	54	1,443
Resources Connection, Inc.	30	348
Robert Half International, Inc. (b)	110	3,655
The Corporate Executive Board Co. (b)	36	2,276
Towers Watson & Co. (Class A) (b)	19	1,557
TrueBlue, Inc. (a)	27	568

		23,586

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Acadia Realty Trust	36	889
Alexandria Real Estate Equities, Inc.	14	920
American Campus Communities, Inc. (b)	29	1,179
American Tower Corp.	260	19,024
Apartment Investment & Management Co. (Class A)	96	2,884
AvalonBay Communities, Inc. (b)	11	1,484
BioMed Realty Trust, Inc. (b)	98	1,983
Boston Properties, Inc. (b)	24	2,531
BRE Properties, Inc.	21	1,050
Camden Property Trust (b)	24	1,659
Cedar Realty Trust, Inc. (b)	60	311
Colonial Properties Trust	24	579

See accompanying notes to financial statements.

251

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Corporate Office Properties Trust (b)	56	$1,428
Corrections Corp. of America	138	4,674
Cousins Properties, Inc.	72	727
DiamondRock Hospitality Co. (b)	69	643
Duke Realty Corp. (b)	232	3,617
EastGroup Properties, Inc.	24	1,351
EPR Properties (b)	27	1,357
Equity One, Inc.	54	1,222
Equity Residential (b)	30	1,742
Essex Property Trust, Inc. (b)	9	1,430
Extra Space Storage, Inc.	109	4,570
Federal Realty Investment Trust	26	2,696
Franklin Street Properties Corp.	75	990
Getty Realty Corp. (b)	15	310
Government Properties Income Trust	33	832
HCP, Inc.	383	17,404
Health Care REIT, Inc.	242	16,221
Healthcare Realty Trust, Inc.	97	2,474
Highwoods Properties, Inc. (b)	58	2,065
Home Properties, Inc. (b)	18	1,177
Hospitality Properties Trust	36	946
Host Hotels & Resorts, Inc. (b)	250	4,218
Inland Real Estate Corp. (b)	48	491
Kilroy Realty Corp. (b)	40	2,120
Kimco Realty Corp. (b)	268	5,743
Kite Realty Group Trust	60	362
LaSalle Hotel Properties (b)	9	222
Lexington Realty Trust (b)	208	2,429
Liberty Property Trust	78	2,883
LTC Properties, Inc.	18	703
Mack-Cali Realty Corp. (b)	12	294
Medical Properties Trust, Inc. (b)	181	2,592
Mid-America Apartment Communities, Inc.	12	813
National Retail Properties, Inc. (b)	127	4,369
OMEGA Healthcare Investors, Inc.	131	4,064
Parkway Properties, Inc.	49	821
Pennsylvania Real Estate Investment Trust	63	1,189
Plum Creek Timber Co., Inc. (b)	146	6,814
Post Properties, Inc.	9	445
Potlatch Corp.	44	1,779
ProLogis	299	11,278
PS Business Parks, Inc.	15	1,083
Public Storage (b)	59	9,046
Rayonier, Inc.	137	7,588
Realty Income Corp.	140	5,869
Regency Centers Corp. (b)	72	3,658
Sabra Healthcare REIT, Inc. (b)	45	1,175
Saul Centers, Inc.	12	534
Senior Housing Properties Trust (b)	171	4,434
Simon Property Group, Inc. (b)	69	10,897
SL Green Realty Corp. (b)	32	2,822
Sovran Self Storage, Inc.	30	1,944
Tanger Factory Outlet Centers, Inc. (b)	78	2,610
Taubman Centers, Inc.	14	1,052
The Macerich Co. (b)	56	3,414
UDR, Inc. (b)	57	1,453
Universal Health Realty Income Trust	12	518
Urstadt Biddle Properties, Inc. (Class A) (b)	15	303
Ventas, Inc. (b)	265	18,407
Vornado Realty Trust	37	3,065
Weingarten Realty Investors (b)	96	2,954

		238,824

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)(b)	47	1,868
CBRE Group, Inc. (a)(b)	333	7,779
Forestar Group, Inc. (a)	30	602
Jones Lang LaSalle, Inc. (b)	37	3,372

		13,621

ROAD & RAIL — 1.2%
Con-way, Inc. (b)	30	1,169
CSX Corp.	479	11,108
Genesee & Wyoming, Inc. (Class A) (a)	60	5,090
Heartland Express, Inc. (b)	6	83
J.B. Hunt Transport Services, Inc.	99	7,152
Kansas City Southern (b)	128	13,563
Knight Transportation, Inc. (b)	6	101
Landstar System, Inc. (b)	12	618
Norfolk Southern Corp.	128	9,299
Old Dominion Freight Line, Inc. (a)	57	2,372
Ryder Systems, Inc.	44	2,675
Union Pacific Corp.	426	65,723
Werner Enterprises, Inc. (b)	3	73

		119,026

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Advanced Energy Industries, Inc. (a)(b)	33	575
Advanced Micro Devices, Inc. (a)(b)	18	73
Altera Corp. (b)	50	1,649
Analog Devices, Inc.	239	10,769
Applied Materials, Inc. (b)	714	10,646
Atmel Corp. (a)(b)	15	110
ATMI, Inc. (a)	3	71
Broadcom Corp. (Class A) (b)	81	2,735
Brooks Automation, Inc. (b)	3	29
Cabot Microelectronics Corp. (a)(b)	21	693
Cirrus Logic, Inc. (a)(b)	2	35
Cree, Inc. (a)(b)	142	9,068
Cypress Semiconductor Corp. (a)(b)	3	32
DSP Group, Inc. (a)	3	25
Entropic Communications, Inc. (a)(b)	15	64
Exar Corp. (a)(b)	42	452
Fairchild Semiconductor International, Inc. (a)(b)	3	41
First Solar, Inc. (a)	70	3,131
GT Advanced Technologies, Inc. (a)(b)	3	12
Hittite Microwave Corp. (a)(b)	9	522
Integrated Device Technology, Inc. (a)	15	119
Intel Corp. (b)	157	3,803
International Rectifier Corp. (a)(b)	3	63
Intersil Corp. (Class A) (b)	3	23
KLA-Tencor Corp. (b)	42	2,341
Kopin Corp. (a)(b)	6	22
Kulicke & Soffa Industries, Inc. (a)	21	232

See accompanying notes to financial statements.

252

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Lam Research Corp. (a)(b)	25	$1,108
Linear Technology Corp. (b)	167	6,152
LSI Corp. (a)	17	121
Micrel, Inc. (b)	6	59
Microchip Technology, Inc. (b)	67	2,496
Micron Technology, Inc. (a)	1,248	17,884
Microsemi Corp. (a)	30	683
MKS Instruments, Inc.	9	239
Monolithic Power Systems, Inc.	36	868
NVIDIA Corp.	60	842
Pericom Semiconductor Corp. (a)	6	43
Power Integrations, Inc. (b)	17	690
RF Micro Devices, Inc. (a)(b)	219	1,172
Rubicon Technology, Inc. (a)(b)	3	24
Rudolph Technologies, Inc. (a)(b)	36	403
Semtech Corp. (a)(b)	64	2,242
Silicon Laboratories, Inc. (a)(b)	23	952
Skyworks Solutions, Inc. (a)(b)	30	657
SunEdison, Inc. (a)	181	1,479
Supertex, Inc. (b)	3	72
Teradyne, Inc. (a)(b)	30	527
Tessera Technologies, Inc.	41	853
Texas Instruments, Inc. (b)	519	18,098
TriQuint Semiconductor, Inc. (a)(b)	15	104
Ultratech, Inc. (a)(b)	30	1,102
Veeco Instruments, Inc. (a)(b)	37	1,311
Volterra Semiconductor Corp. (a)	3	42
Xilinx, Inc. (b)	90	3,565

		111,123

SOFTWARE — 1.8%
ACI Worldwide, Inc. (a)	42	1,952
Adobe Systems, Inc. (a)(b)	453	20,639
Ansys, Inc. (a)(b)	67	4,898
Autodesk, Inc. (a)	50	1,697
BMC Software, Inc. (a)	66	2,979
Bottomline Technologies, Inc. (a)(b)	6	152
CA, Inc.	62	1,775
Cadence Design Systems, Inc. (a)(b)	185	2,679
Citrix Systems, Inc. (a)	6	362
CommVault Systems, Inc. (a)(b)	56	4,250
Compuware Corp. (b)	247	2,556
Concur Technologies, Inc. (a)(b)	33	2,686
Ebix, Inc.	33	306
Electronic Arts, Inc. (a)(b)	160	3,675
EPIQ Systems, Inc. (b)	3	40
FactSet Research Systems, Inc. (b)	6	612
Fair Isaac Corp.	10	458
Informatica Corp. (a)	3	105
Interactive Intelligence Group (a)(b)	23	1,187
Intuit, Inc. (b)	148	9,032
Manhattan Associates, Inc. (a)(b)	21	1,620
Mentor Graphics Corp. (b)	99	1,935
MICROS Systems, Inc. (a)(b)	12	518
Microsoft Corp.	713	24,620
MicroStrategy, Inc. (a)(b)	3	261
Monotype Imaging Holdings, Inc. (b)	58	1,474
Netscout Systems, Inc. (a)	42	980
Oracle Corp.	1,503	46,172
Progress Software Corp. (a)	9	207
PTC, Inc. (a)	79	1,938
Red Hat, Inc. (a)(b)	18	861
Rovi Corp. (a)	3	68
Salesforce.com, Inc. (a)(b)	287	10,958
SolarWinds, Inc. (a)(b)	52	2,018
Solera Holdings, Inc.	71	3,951
Sourcefire, Inc. (a)(b)	18	1,000
Symantec Corp.	798	17,931
Synopsys, Inc. (a)	101	3,611
Take-Two Interactive Software, Inc. (a)	49	733
TIBCO Software, Inc. (a)	5	107
Tyler Technologies, Inc. (a)	27	1,851
Vasco Data Security International (a)(b)	15	125

		184,979

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	15	420
Abercrombie & Fitch Co. (Class A)	7	317
Advance Auto Parts, Inc.	7	568
Aeropostale, Inc. (a)(b)	12	166
American Eagle Outfitters, Inc. (b)	85	1,552
ANN, Inc. (a)(b)	14	465
Ascena Retail Group, Inc. (a)(b)	44	768
AutoNation, Inc. (a)(b)	33	1,432
AutoZone, Inc. (a)(b)	6	2,542
Barnes & Noble, Inc. (a)	9	144
Bed Bath & Beyond, Inc. (a)(b)	21	1,489
Best Buy Co., Inc.	58	1,585
Big 5 Sporting Goods Corp. (b)	18	395
Brown Shoe Co., Inc. (b)	51	1,098
Cabela’s, Inc. (a)(b)	57	3,691
CarMax, Inc. (a)	237	10,940
Chico’s FAS, Inc.	67	1,143
Christopher & Banks Corp. (a)	12	81
CST Brands, Inc. (a)(b)	75	2,311
Dick’s Sporting Goods, Inc.	15	751
Foot Locker, Inc.	80	2,810
GameStop Corp. (Class A) (b)	110	4,623
Genesco, Inc. (a)(b)	12	804
Group 1 Automotive, Inc. (b)	6	386
Guess?, Inc. (b)	3	93
Haverty Furniture Cos., Inc.	15	345
Hibbett Sports, Inc. (a)(b)	4	222
Jos. A. Bank Clothiers, Inc. (a)	3	124
L Brands, Inc. (b)	37	1,822
Lithia Motors, Inc. (Class A)	24	1,279
Lowe’s Cos., Inc. (b)	845	34,561
Lumber Liquidators Holdings, Inc. (a)(b)	33	2,570
MarineMax, Inc. (a)(b)	6	68
Monro Muffler Brake, Inc. (b)	3	144
O’Reilly Automotive, Inc. (a)(b)	17	1,915
Office Depot, Inc. (a)(b)	118	457
OfficeMax, Inc. (b)	102	1,043
Pep Boys-Manny, Moe & Jack (a)	3	35
PetSmart, Inc.	37	2,479
Rent-A-Center, Inc. (b)	18	676
Ross Stores, Inc. (b)	35	2,268
Rue21, Inc. (a)(b)	9	374
Select Comfort Corp. (a)(b)	20	501
Signet Jewelers, Ltd.	89	6,001

See accompanying notes to financial statements.

253

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Sonic Automotive, Inc. (Class A)	33	$698
Stage Stores, Inc. (b)	33	776
Staples, Inc. (b)	81	1,285
Stein Mart, Inc.	18	246
The Buckle, Inc. (b)	6	312
The Cato Corp. (Class A)	18	449
The Children’s Place Retail Stores, Inc. (a)(b)	2	110
The Finish Line, Inc. (Class A)	27	590
The Gap, Inc. (b)	251	10,474
The Home Depot, Inc.	1,609	124,649
The Men’s Wearhouse, Inc. (b)	24	908
Tiffany & Co. (b)	26	1,894
TJX Cos., Inc.	342	17,121
Tractor Supply Co. (b)	20	2,352
Urban Outfitters, Inc. (a)(b)	133	5,349
Vitamin Shoppe, Inc. (a)(b)	7	314
Williams-Sonoma, Inc.	89	4,974
Zale Corp. (a)	33	300
Zumiez, Inc. (a)	15	431

		270,690

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	14	1,037
Coach, Inc.	9	514
Crocs, Inc. (a)(b)	9	149
Deckers Outdoor Corp. (a)(b)	14	707
Fifth & Pacific Cos., Inc. (a)	133	2,971
Fossil Group, Inc. (a)	3	310
Hanesbrands, Inc. (b)	113	5,811
Iconix Brand Group, Inc. (a)(b)	66	1,941
Movado Group, Inc. (b)	21	710
NIKE, Inc. (Class B) (b)	204	12,991
Oxford Industries, Inc. (b)	15	936
PVH Corp.	56	7,003
Quiksilver, Inc. (a)(b)	153	985
Ralph Lauren Corp. (b)	14	2,432
Skechers U.S.A., Inc. (a)	42	1,008
Steven Madden, Ltd. (a)(b)	24	1,161
Under Armour, Inc. (Class A) (a)(b)	17	1,015
V.F. Corp. (b)	41	7,916
Wolverine World Wide, Inc. (b)	30	1,638

		51,235

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	66	712
Bank Mutual Corp.	45	254
Brookline Bancorp, Inc. (b)	24	208
Dime Community Bancshares	24	368
Hudson City Bancorp, Inc. (b)	440	4,030
New York Community Bancorp, Inc. (b)	238	3,332
Northwest Bancshares, Inc. (b)	21	284
Oritani Financial Corp. (b)	27	423
People’s United Financial, Inc. (b)	159	2,369
Provident Financial Services, Inc. (b)	42	663
TrustCo Bank Corp. NY (b)	69	375
Washington Federal, Inc. (b)	23	434

		13,452

TOBACCO — 1.0%
Alliance One International, Inc. (a)(b)	60	228
Altria Group, Inc.	944	33,031
Lorillard, Inc. (b)	59	2,577
Philip Morris International, Inc.	567	49,114
Reynolds American, Inc.	171	8,271
United Rentals, Inc. (a)	61	3,044
Universal Corp. (b)	18	1,041

		97,306

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (b)	33	1,595
Fastenal Co.	110	5,044
GATX Corp. (b)	40	1,897
Kaman Corp. (b)	9	311
MSC Industrial Direct Co., Inc. (Class A)	31	2,401
W.W. Grainger, Inc. (b)	24	6,052
Watsco, Inc. (b)	24	2,015

		19,315

WATER UTILITIES — 0.1%
American States Water Co. (b)	18	966
Aqua America, Inc. (b)	163	5,100

		6,066

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Crown Castle International Corp. (a)(b)	229	16,577
Sprint Nextel Corp. (a)(b)	3,728	26,171
Telephone & Data Systems, Inc.	9	222
USA Mobility, Inc. (b)	3	41

		43,011

TOTAL COMMON STOCKS —
(Cost $9,066,046)		10,127,739

SHORT TERM INVESTMENTS — 24.8%
MONEY MARKET FUNDS — 24.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,440,311	2,440,311
State Street institutional Liquid Reserves Fund 0.09% (f)(g)	86,125	86,125

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,526,436)		2,526,436

TOTAL INVESTMENTS — 124.4% (h)
(Cost $11,592,482)		12,654,175
OTHER ASSETS & LIABILITIES — (24.4)%		(2,484,338)

NET ASSETS — 100.0%		$10,169,837

See accompanying notes to financial statements.

254

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

255

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
AAR Corp. (a)	30	$659
Aerovironment, Inc. (a)(b)	6	121
Alliant Techsystems, Inc. (a)	19	1,564
American Science & Engineering, Inc.	2	112
BE Aerospace, Inc. (a)(b)	30	1,892
Cubic Corp. (a)	10	481
Curtiss-Wright Corp. (a)	22	815
Esterline Technologies Corp. (b)	14	1,012
Exelis, Inc.	172	2,372
GenCorp, Inc. (a)(b)	32	520
General Dynamics Corp. (a)	194	15,196
Honeywell International, Inc. (a)	184	14,599
Huntington Ingalls Industries, Inc. (a)	30	1,694
L-3 Communications Holdings, Inc. (a)	123	10,546
Lockheed Martin Corp. (a)	157	17,028
Moog, Inc. (Class A) (a)(b)	22	1,134
National Presto Industries, Inc. (a)	4	288
Northrop Grumman Corp.	200	16,560
Orbital Sciences Corp. (a)(b)	32	556
Precision Castparts Corp. (a)	18	4,068
Raytheon Co.	205	13,555
Rockwell Collins, Inc. (a)	36	2,283
Teledyne Technologies, Inc. (b)	14	1,083
Textron, Inc. (a)	108	2,814
The Boeing Co. (a)	282	28,888
Triumph Group, Inc. (a)	18	1,425
United Technologies Corp.	319	29,648

		170,913

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)(b)	26	1,138
C.H. Robinson Worldwide, Inc. (a)	44	2,478
Expeditors International of Washington, Inc.	44	1,672
FedEx Corp.	153	15,083
Forward Air Corp. (a)	6	230
HUB Group, Inc. (Class A) (a)(b)	14	510
United Parcel Service, Inc. (Class B) (a)	296	25,598
UTI Worldwide, Inc. (a)	50	823

		47,532

AIRLINES — 0.1%
Alaska Air Group, Inc. (a)(b)	29	1,508
Allegiant Travel Co. (a)	6	636
JetBlue Airways Corp. (a)(b)	248	1,562
SkyWest, Inc. (a)	56	758
Southwest Airlines Co. (a)	394	5,079

		9,543

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	26	2,240
Delphi Automotive PLC	120	6,083
Drew Industries, Inc.	8	314
Gentex Corp.	32	738
Johnson Controls, Inc.	357	12,777
Spartan Motors, Inc. (a)	22	135
Standard Motor Products, Inc. (a)	14	481
Superior Industries International, Inc. (a)	16	275
The Goodyear Tire & Rubber Co. (a)(b)	348	5,321

		28,364

AUTOMOBILES — 0.8%
Ford Motor Co.	3,302	51,082
Harley-Davidson, Inc. (a)	58	3,180
Thor Industries, Inc. (a)	24	1,180
Winnebago Industries, Inc. (b)	10	210

		55,652

BEVERAGES — 1.3%
Beam, Inc.	42	2,651
Boston Beer Co., Inc. (Class A) (a)(b)	2	341
Brown-Forman Corp. (Class B) (a)	31	2,094
Coca-Cola Enterprises, Inc. (a)	81	2,848
Constellation Brands, Inc. (Class A) (a)(b)	47	2,450
Dr. Pepper Snapple Group, Inc. (a)	84	3,858
Molson Coors Brewing Co. (Class B) (a)	92	4,403
Monster Beverage Corp. (b)	24	1,458
PepsiCo, Inc. (a)	402	32,880
The Coca-Cola Co.	999	40,070

		93,053

BIOTECHNOLOGY — 0.8%
Alexion Pharmaceuticals, Inc. (b)	24	2,214
Amgen, Inc.	154	15,194
ArQule, Inc. (a)(b)	8	19
Biogen Idec, Inc. (a)(b)	40	8,608
Celgene Corp. (b)	51	5,962
Cubist Pharmaceuticals, Inc. (a)(b)	16	773
Emergent Biosolutions, Inc. (a)(b)	14	202
Gilead Sciences, Inc. (a)(b)	259	13,263
Momenta Pharmaceuticals, Inc. (a)(b)	20	301
Regeneron Pharmaceuticals, Inc. (a)(b)	12	2,698
United Therapeutics Corp. (a)(b)	14	921
Vertex Pharmaceuticals, Inc. (a)(b)	34	2,716

		52,871

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp. (a)	36	1,306
AAON, Inc. (a)	6	198
Apogee Enterprises, Inc.	18	432
Fortune Brands Home & Security, Inc.	36	1,395
Gibraltar Industries, Inc. (a)(b)	16	233
Griffon Corp. (a)	34	382
Lennox International, Inc. (a)	20	1,291
Masco Corp.	79	1,540
Quanex Building Products Corp. (a)	14	236
Simpson Manufacturing Co., Inc. (a)	14	412
Universal Forest Products, Inc. (a)	12	479

		7,904

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (b)	14	2,295
Ameriprise Financial, Inc.	100	8,088
Apollo Investment Corp.	229	1,772
BlackRock, Inc.	51	13,099
Calamos Asset Management, Inc. (Class A) (a)	22	231

See accompanying notes to financial statements.

256

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

E*TRADE Financial Corp. (a)(b)	186	$2,355
Eaton Vance Corp. (a)	32	1,203
Federated Investors, Inc. (Class B) (a)	44	1,206
Financial Engines, Inc.	6	274
Franklin Resources, Inc.	43	5,849
Greenhill & Co., Inc. (a)	10	457
Invesco, Ltd.	123	3,911
Investment Technology Group, Inc. (b)	28	391
Janus Capital Group, Inc. (a)	82	698
Legg Mason, Inc.	88	2,729
Morgan Stanley	1,880	45,928
Northern Trust Corp. (a)	90	5,211
Piper Jaffray Co., Inc. (b)	18	569
Prospect Capital Corp. (a)	78	842
Raymond James Financial, Inc.	46	1,977
SEI Investments Co. (a)	44	1,251
State Street Corp. (c)	142	9,260
Stifel Financial Corp. (a)(b)	16	571
SWS Group, Inc. (b)	30	164
T. Rowe Price Group, Inc. (a)	44	3,219
The Bank of New York Mellon Corp. (a)	606	16,998
The Charles Schwab Corp. (a)	272	5,775
The Goldman Sachs Group, Inc. (a)	256	38,720
Virtus Investment Partners, Inc. (a)(b)	2	353
Waddell & Reed Financial, Inc. (Class A) (a)	26	1,131

		176,527

CHEMICALS — 2.0%
A. Schulman, Inc. (a)	18	483
Air Products & Chemicals, Inc. (a)	86	7,875
Airgas, Inc.	22	2,100
Albemarle Corp. (a)	24	1,495
American Vanguard Corp.	6	141
Ashland, Inc. (a)	40	3,340
Balchem Corp.	4	179
Cabot Corp.	51	1,908
Calgon Carbon Corp. (a)(b)	18	300
CF Industries Holdings, Inc. (a)	26	4,459
Cytec Industries, Inc. (a)	20	1,465
E. I. du Pont de Nemours & Co. (a)	382	20,055
Eastman Chemical Co.	40	2,800
Ecolab, Inc. (a)	40	3,408
FMC Corp. (a)	28	1,710
H.B. Fuller Co. (a)	16	605
Hawkins, Inc.	4	158
International Flavors & Fragrances, Inc. (a)	24	1,804
Intrepid Potash, Inc. (a)	22	419
Koppers Holdings, Inc.	10	382
Kraton Performance Polymers, Inc. (a)(b)	18	382
LSB Industries, Inc. (a)(b)	8	243
LyondellBasell Industries NV	320	21,203
Minerals Technologies, Inc.	12	496
Monsanto Co.	91	8,991
NewMarket Corp. (a)	4	1,050
Olin Corp.	44	1,052
OM Group, Inc. (a)(b)	24	742
PolyOne Corp.	48	1,189
PPG Industries, Inc.	44	6,442
Praxair, Inc. (a)	66	7,601
Quaker Chemical Corp.	6	372
RPM International, Inc. (a)	58	1,852
Sensient Technologies Corp.	20	809
Sigma-Aldrich Corp.	24	1,929
Stepan Co.	8	445
The Dow Chemical Co.	476	15,313
The Mosaic Co.	150	8,071
The Scotts Miracle-Gro Co. (Class A) (a)	18	870
The Sherwin-Williams Co.	18	3,179
Tredegar Corp.	14	360
Valspar Corp. (a)	24	1,552
Zep, Inc.	10	158

		139,387

COMMERCIAL BANKS — 3.8%
Associated Banc-Corp. (a)	82	1,275
BancorpSouth, Inc. (a)	60	1,062
Bank of Hawaii Corp. (a)	20	1,006
Bank of the Ozarks, Inc. (a)	8	347
BB&T Corp.	441	14,941
BBCN Bancorp, Inc. (a)	18	256
Boston Private Financial Holdings, Inc.	26	277
Cathay General Bancorp	26	529
City Holding Co. (a)	8	312
City National Corp. (a)	20	1,267
Columbia Banking System, Inc.	12	286
Comerica, Inc.	92	3,664
Commerce Bancshares, Inc. (a)	33	1,437
Community Bank System, Inc. (a)	16	494
Cullen/Frost Bankers, Inc. (a)	28	1,870
CVB Financial Corp.	42	494
East West Bancorp, Inc. (a)	44	1,210
F.N.B. Corp.	76	918
Fifth Third Bancorp (a)	551	9,946
First BanCorp- Puerto Rico (a)(b)	76	538
First Commonwealth Financial Corp. (a)	56	413
First Financial Bancorp	32	477
First Financial Bankshares, Inc. (a)	10	557
First Horizon National Corp.	134	1,501
First Midwest Bancorp, Inc.	34	466
First Niagara Financial Group, Inc.	156	1,571
FirstMerit Corp.	52	1,042
Fulton Financial Corp. (a)	88	1,010
Glacier Bancorp, Inc. (a)	34	754
Hancock Holding Co. (a)	22	661
Hanmi Financial Corp. (a)(b)	16	283
Home Bancshares, Inc. (a)	16	415
Huntington Bancshares, Inc.	462	3,641
Independent Bank Corp.-Massachusetts (a)	8	276
International Bancshares Corp. (a)	36	813
KeyCorp (a)	556	6,138
M&T Bank Corp. (a)	58	6,481
National Penn Bancshares, Inc. (a)	54	549
NBT Bancorp, Inc.	18	381
Old National Bancorp	42	581
PacWest Bancorp (a)	12	368

See accompanying notes to financial statements.

257

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Pinnacle Financial Partners, Inc. (a)(b)	16	$411
PNC Financial Services Group, Inc. (a)	333	24,282
PrivateBancorp, Inc. (a)	28	594
Prosperity Bancshares, Inc. (a)	16	829
Regions Financial Corp. (a)	826	7,872
S&T Bancorp, Inc. (a)	16	314
Signature Bank (b)	12	996
Simmons First National Corp.	8	209
Sterling Bancorp (a)	14	163
SunTrust Banks, Inc. (a)	315	9,945
Susquehanna Bancshares, Inc. (a)	82	1,054
SVB Financial Group (a)(b)	14	1,166
Synovus Financial Corp. (a)	856	2,499
TCF Financial Corp. (a)	96	1,361
Texas Capital Bancshares, Inc. (a)(b)	10	444
Tompkins Financial Corp.	8	361
Trustmark Corp.	30	737
U.S. Bancorp (a)	771	27,872
UMB Financial Corp. (a)	16	891
Umpqua Holdings Corp. (a)	50	750
United Bankshares, Inc. (a)	22	582
United Community Banks, Inc. (a)(b)	50	621
Valley National Bancorp (a)	106	1,004
ViewPoint Financial Group (a)	10	208
Webster Financial Corp.	34	873
Wells Fargo & Co.	2,579	106,435
Westamerica Bancorporation (a)	10	457
Wilshire Bancorp, Inc. (a)	30	199
Wintrust Financial Corp. (a)	16	612
Zions Bancorporation (a)	108	3,119

		267,367

COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc. (a)	70	1,716
Avery Dennison Corp.	54	2,309
Cintas Corp. (a)	48	2,186
Clean Harbors, Inc. (a)(b)	12	606
Consolidated Graphics, Inc. (b)	10	470
Copart, Inc. (a)(b)	34	1,047
Deluxe Corp. (a)	32	1,109
G & K Services, Inc. (Class A)	10	476
Healthcare Services Group, Inc. (a)	18	441
Herman Miller, Inc. (a)	20	541
HNI Corp. (a)	22	794
Interface, Inc. (a)	18	305
Iron Mountain, Inc.	52	1,384
Mine Safety Appliances Co. (a)	12	559
Mobile Mini, Inc. (a)(b)	16	530
Pitney Bowes, Inc. (a)	286	4,199
R.R. Donnelley & Sons Co. (a)	196	2,746
Republic Services, Inc.	192	6,517
Rollins, Inc.	28	725
Stericycle, Inc. (b)	18	1,988
Tetra Tech, Inc. (b)	26	611
The ADT Corp. (a)(b)	27	1,076
The Brink’s Co.	52	1,327
The Geo Group, Inc.	15	509
Tyco International, Ltd. (a)	273	8,995
UniFirst Corp. (a)	8	730
United Stationers, Inc. (a)	30	1,007
Viad Corp.	12	294
Waste Connections, Inc. (a)	32	1,316
Waste Management, Inc. (a)	234	9,437

		55,950

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc. (a)	16	394
Arris Group, Inc. (a)(b)	50	717
Bel Fuse, Inc. (Class B) (a)	6	81
Black Box Corp. (a)	12	304
Ciena Corp. (a)(b)	22	427
Cisco Systems, Inc. (a)	1,483	36,052
Comtech Telecommunications Corp. (a)	10	269
Digi International, Inc. (a)(b)	12	112
F5 Networks, Inc. (b)	12	826
Harmonic, Inc. (a)(b)	42	267
Harris Corp. (a)	54	2,659
JDS Uniphase Corp. (a)(b)	60	863
Juniper Networks, Inc. (a)(b)	174	3,360
Motorola Solutions, Inc.	68	3,926
Netgear, Inc. (a)(b)	12	366
Oplink Communications, Inc. (b)	8	139
PC-Tel, Inc.	6	51
Plantronics, Inc.	10	439
Polycom, Inc. (a)(b)	50	527
QUALCOMM, Inc. (a)	293	17,896
Riverbed Technology, Inc. (b)	25	389
Symmetricom, Inc. (b)	16	72
Tellabs, Inc. (a)	186	368
ViaSat, Inc. (a)(b)	10	715

		71,219

COMPUTERS & PERIPHERALS — 3.2%
Apple, Inc.	233	92,287
Avid Technology, Inc. (b)	20	118
Dell, Inc.	1,231	16,434
Diebold, Inc. (a)	28	943
EMC Corp.	566	13,369
Hewlett-Packard Co.	2,641	65,497
Intermec, Inc. (a)(b)	30	295
Intevac, Inc. (a)(b)	10	57
Lexmark International, Inc. (Class A) (a)	87	2,659
NCR Corp. (a)(b)	66	2,177
NetApp, Inc. (a)(b)	94	3,551
QLogic Corp. (a)(b)	36	344
SanDisk Corp. (b)	67	4,094
Seagate Technology PLC	269	12,059
Super Micro Computer, Inc. (b)	12	128
Synaptics, Inc. (a)(b)	10	385
Western Digital Corp.	132	8,196

		222,593

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	82	2,607
Aegion Corp. (a)(b)	18	405
Comfort Systems USA, Inc.	28	418
Dycom Industries, Inc. (a)(b)	14	324
EMCOR Group, Inc.	27	1,098
Fluor Corp.	80	4,745

See accompanying notes to financial statements.

258

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Granite Construction, Inc. (a)	20	$595
Jacobs Engineering Group, Inc. (a)(b)	70	3,859
KBR, Inc. (a)	70	2,275
Orion Marine Group, Inc. (b)	16	193
Quanta Services, Inc. (b)	88	2,329
URS Corp.	56	2,644

		21,492

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	663
Headwaters, Inc. (a)(b)	40	353
Martin Marietta Materials, Inc. (a)	14	1,378
Texas Industries, Inc. (a)(b)	6	391
Vulcan Materials Co.	27	1,307

		4,092

CONSUMER FINANCE — 0.9%
American Express Co.	361	26,988
Capital One Financial Corp. (a)	341	21,418
Cash America International, Inc. (a)	16	727
Discover Financial Services	186	8,861
Encore Capital Group, Inc. (b)	12	397
Ezcorp, Inc. (Class A) (a)(b)	18	304
First Cash Financial Services, Inc. (a)(b)	4	197
Portfolio Recovery Associates, Inc. (a)(b)	6	922
SLM Corp. (a)	244	5,578
World Acceptance Corp. (a)(b)	8	696

		66,088

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	20	1,104
Ball Corp.	54	2,243
Bemis Co., Inc. (a)	56	2,192
Greif, Inc. (Class A) (a)	32	1,686
MeadWestvaco Corp.	84	2,865
Myers Industries, Inc.	14	210
Owens-Illinois, Inc. (a)(b)	88	2,446
Packaging Corp. of America	26	1,273
Rock-Tenn Co. (Class A) (a)	24	2,397
Sealed Air Corp. (a)	94	2,251
Silgan Holdings, Inc. (a)	24	1,127
Sonoco Products Co.	54	1,867

		21,661

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	58	4,528
LKQ Corp. (a)(b)	84	2,163
Pool Corp. (a)	14	734
VOXX International Corp. (a)(b)	20	245

		7,670

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	4	149
Apollo Group, Inc. (Class A) (b)	137	2,428
Capella Education Co. (b)	6	250
Career Education Corp. (a)(b)	56	162
Coinstar, Inc. (a)(b)	12	704
Corinthian Colleges, Inc. (a)(b)	84	188
DeVry, Inc. (a)	32	993
H&R Block, Inc.	71	1,970
Hillenbrand, Inc. (a)	26	616
ITT Educational Services, Inc. (a)(b)	12	293
Lincoln Educational Services Corp.	24	126
Matthews International Corp. (Class A) (a)	12	452
Regis Corp. (a)	38	624
Service Corp. International	96	1,731
Sotheby’s (a)	16	607
Strayer Education, Inc. (a)	6	293
Universal Technical Institute, Inc. (a)	10	103

		11,689

DIVERSIFIED FINANCIAL SERVICES — 5.8%
Bank of America Corp.	9,108	117,129
CBOE Holdings, Inc. (a)	14	653
Citigroup, Inc.	1,910	91,623
CME Group, Inc. (a)	166	12,612
Interactive Brokers Group, Inc. (Class A)	44	703
IntercontinentalExchange, Inc. (b)	18	3,199
JPMorgan Chase & Co.	3,186	168,189
Leucadia National Corp.	120	3,146
Moody’s Corp. (a)	44	2,681
MSCI, Inc. (Class A) (a)(b)	18	599
NYSE Euronext	132	5,465
The NASDAQ OMX Group, Inc.	86	2,820

		408,819

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc. (a)	3,149	111,475
Atlantic Tele-Network, Inc. (a)	10	497
Cbeyond, Inc. (a)(b)	20	157
CenturyLink, Inc. (a)	366	12,938
Cincinnati Bell, Inc. (b)	128	392
Frontier Communications Corp. (a)	1,367	5,536
General Communication, Inc. (Class A) (a)(b)	36	282
Lumos Networks Corp. (a)	4	68
tw telecom, Inc. (a)(b)	50	1,407
Verizon Communications, Inc. (a)	1,547	77,876
Windstream Corp. (a)	809	6,237

		216,865

ELECTRIC UTILITIES — 2.4%
ALLETE, Inc. (a)	20	997
American Electric Power Co., Inc.	255	11,419
Cleco Corp. (a)	26	1,207
Duke Energy Corp.	265	17,887
Edison International (a)	176	8,476
El Paso Electric Co.	18	636
Entergy Corp. (a)	244	17,002
Exelon Corp. (a)	721	22,264
FirstEnergy Corp. (a)	245	9,148
Great Plains Energy, Inc. (a)	100	2,254
Hawaiian Electric Industries, Inc. (a)	58	1,468
IDACORP, Inc.	28	1,337
NextEra Energy, Inc.	173	14,096
Northeast Utilities (a)	82	3,446
NV Energy, Inc.	140	3,284
OGE Energy Corp.	44	3,001
Pepco Holdings, Inc. (a)	209	4,213
Pinnacle West Capital Corp.	64	3,550

See accompanying notes to financial statements.

259

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

PNM Resources, Inc. (a)	58	$1,287
PPL Corp. (a)	314	9,502
Southern Co. (a)	453	19,991
UIL Holdings Corp. (a)	24	918
UNS Energy Corp.	30	1,342
Westar Energy, Inc. (a)	56	1,790
Xcel Energy, Inc. (a)	199	5,640

		166,155

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc. (a)	10	755
AMETEK, Inc. (a)	30	1,269
AZZ, Inc.	8	308
Belden, Inc. (a)	16	799
Brady Corp. (Class A)	20	615
Eaton Corp. PLC	111	7,305
Emerson Electric Co.	266	14,508
Encore Wire Corp.	8	273
EnerSys (a)	22	1,079
Franklin Electric Co., Inc. (a)	16	538
General Cable Corp. (a)	54	1,660
Hubbell, Inc. (Class B)	18	1,782
II-VI, Inc. (a)(b)	16	260
Powell Industries, Inc. (a)(b)	6	310
Regal-Beloit Corp. (a)	16	1,037
Rockwell Automation, Inc.	36	2,993
Roper Industries, Inc.	12	1,491
Vicor Corp. (b)	22	151

		37,133

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilysys, Inc. (a)(b)	10	113
Amphenol Corp. (Class A) (a)	19	1,481
Anixter International, Inc. (a)(b)	16	1,213
Arrow Electronics, Inc. (a)(b)	145	5,778
Avnet, Inc. (a)(b)	188	6,317
Badger Meter, Inc. (a)	4	178
Benchmark Electronics, Inc. (b)	40	804
Checkpoint Systems, Inc. (b)	26	369
Cognex Corp. (a)	6	271
Corning, Inc.	878	12,494
CTS Corp.	16	218
Daktronics, Inc. (a)	20	205
DTS, Inc. (a)(b)	4	82
Electro Scientific Industries, Inc. (a)	8	86
FARO Technologies, Inc. (b)	2	68
FEI Co. (a)	10	730
FLIR Systems, Inc.	38	1,025
Ingram Micro, Inc. (Class A) (a)(b)	209	3,969
Insight Enterprises, Inc. (b)	48	852
Itron, Inc. (a)(b)	18	764
Jabil Circuit, Inc.	252	5,136
Littelfuse, Inc.	6	448
Measurement Specialties, Inc. (b)	6	279
Mercury Computer Systems, Inc. (a)(b)	12	111
Methode Electronics, Inc. (Class A)	18	306
Mettler-Toledo International, Inc. (a)(b)	6	1,207
Molex, Inc. (a)	66	1,936
MTS Systems Corp. (a)	4	226
National Instruments Corp.	24	671
Newport Corp. (a)(b)	16	223
OSI Systems, Inc. (a)(b)	6	387
Park Electrochemical Corp.	6	144
Plexus Corp. (a)(b)	18	538
RadiSys Corp. (b)	12	58
Rofin-Sinar Technologies, Inc. (b)	12	299
Rogers Corp. (a)(b)	6	284
Scansource, Inc. (a)(b)	16	512
SYNNEX Corp. (a)(b)	28	1,184
TE Connectivity, Ltd.	178	8,106
Tech Data Corp. (a)(b)	42	1,978
Trimble Navigation, Ltd. (a)(b)	52	1,352
TTM Technologies, Inc. (a)(b)	38	319
Vishay Intertechnology, Inc. (a)(b)	96	1,333

		64,054

ENERGY EQUIPMENT & SERVICES — 1.4%
Atwood Oceanics, Inc. (a)(b)	26	1,353
Baker Hughes, Inc. (a)	194	8,949
Basic Energy Services, Inc. (a)(b)	20	242
Bristow Group, Inc. (a)	14	914
Cameron International Corp. (b)	55	3,364
CARBO Ceramics, Inc. (a)	4	270
Diamond Offshore Drilling, Inc. (a)	59	4,059
Dresser-Rand Group, Inc. (a)(b)	24	1,439
Dril-Quip, Inc. (a)(b)	10	903
Ensco PLC (Class A) (a)	96	5,579
Era Group, Inc. (a)(b)	12	314
Exterran Holdings, Inc. (a)(b)	41	1,153
FMC Technologies, Inc. (a)(b)	48	2,673
Geospace Technologies Corp. (b)	2	138
Gulf Island Fabrication, Inc. (a)	6	115
Halliburton Co. (a)	289	12,057
Helix Energy Solutions Group, Inc. (a)(b)	52	1,198
Helmerich & Payne, Inc. (a)	36	2,248
Hornbeck Offshore Services, Inc. (a)(b)	10	535
ION Geophysical Corp. (a)(b)	46	277
Lufkin Industries, Inc.	6	531
Matrix Service Co. (b)	14	218
Nabors Industries, Ltd. (a)	212	3,246
National Oilwell Varco, Inc. (a)	133	9,164
Noble Corp.	104	3,908
Oceaneering International, Inc. (a)	22	1,588
Oil States International, Inc. (a)(b)	20	1,853
Patterson-UTI Energy, Inc. (a)	98	1,897
Pioneer Energy Services Corp. (a)(b)	36	238
Rowan Cos. PLC (a)(b)	54	1,840
Schlumberger, Ltd. (a)	294	21,068
SEACOR Holdings, Inc.	12	997
Superior Energy Services, Inc. (a)(b)	92	2,386
Tetra Technologies, Inc. (b)	42	431
Tidewater, Inc. (a)	22	1,253
Unit Corp. (a)(b)	32	1,363

		99,761

FOOD & STAPLES RETAILING — 4.2%
Casey’s General Stores, Inc.	20	1,203
Costco Wholesale Corp.	180	19,903

See accompanying notes to financial statements.

260

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

CVS Caremark Corp.	642	$36,710
Harris Teeter Supermarkets, Inc. (a)	26	1,218
Nash Finch Co. (a)	14	308
Safeway, Inc. (a)	328	7,761
Spartan Stores, Inc. (a)	24	443
SUPERVALU, Inc. (a)(b)	232	1,443
Sysco Corp. (a)	308	10,521
The Andersons, Inc. (a)	18	957
The Kroger Co. (a)	710	24,523
United Natural Foods, Inc. (b)	20	1,080
Wal-Mart Stores, Inc.	2,244	167,156
Walgreen Co. (a)	465	20,553
Whole Foods Market, Inc. (a)	59	3,037

		296,816

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	902	30,587
B&G Foods, Inc. (a)	18	613
Cal-Maine Foods, Inc. (a)	16	744
Calavo Growers, Inc.	4	109
Campbell Soup Co. (a)	105	4,703
ConAgra Foods, Inc.	171	5,973
Darling International, Inc. (a)(b)	38	709
Dean Foods Co. (a)(b)	156	1,563
Diamond Foods, Inc. (a)(b)	10	207
Flowers Foods, Inc.	45	992
General Mills, Inc.	201	9,754
Green Mountain Coffee Roasters, Inc. (a)(b)	26	1,951
Hain Celestial Group, Inc. (a)(b)	12	780
Hillshire Brands Co.	104	3,440
Hormel Foods Corp. (a)	71	2,739
Ingredion, Inc.	30	1,969
J&J Snack Foods Corp.	6	467
Kellogg Co. (a)	134	8,607
Kraft Foods Group, Inc. (a)	155	8,660
Lancaster Colony Corp. (a)	8	624
McCormick & Co., Inc. (a)	27	1,900
Mead Johnson Nutrition Co.	32	2,535
Mondelez International, Inc. (Class A)	964	27,503
Post Holdings, Inc. (b)	10	437
Sanderson Farms, Inc.	10	664
Seneca Foods Corp. (a)(b)	8	245
Smithfield Foods, Inc. (a)(b)	171	5,600
Snyders-Lance, Inc.	20	568
The Hershey Co. (a)	35	3,125
The J.M. Smucker Co. (a)	38	3,920
Tootsie Roll Industries, Inc.	14	445
TreeHouse Foods, Inc. (a)(b)	14	918
Tyson Foods, Inc. (Class A)	388	9,964
WhiteWave Foods Co. (Class A) (a)(b)	88	1,430

		144,445

GAS UTILITIES — 0.3%
AGL Resources, Inc.	52	2,229
Atmos Energy Corp.	66	2,710
National Fuel Gas Co. (a)	36	2,086
New Jersey Resources Corp. (a)	22	914
Northwest Natural Gas Co.	14	595
ONEOK, Inc.	84	3,470
Piedmont Natural Gas Co., Inc.	34	1,147
Questar Corp. (a)	71	1,693
South Jersey Industries, Inc. (a)	12	689
Southwest Gas Corp. (a)	24	1,123
The Laclede Group, Inc. (a)	16	730
UGI Corp. (a)	82	3,207
WGL Holdings, Inc. (a)	30	1,297

		21,890

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (a)	4	190
Abbott Laboratories	919	32,055
Align Technology, Inc. (a)(b)	16	593
Analogic Corp.	4	291
Baxter International, Inc.	128	8,867
Becton, Dickinson and Co. (a)	54	5,337
Boston Scientific Corp. (a)(b)	707	6,554
C.R. Bard, Inc.	20	2,174
Cantel Medical Corp. (a)	6	203
CareFusion Corp. (a)(b)	98	3,611
CONMED Corp. (a)	12	375
Covidien PLC	111	6,975
CryoLife, Inc. (a)	12	75
Cyberonics, Inc. (b)	6	312
Cynosure, Inc. (Class A) (b)	2	44
DENTSPLY International, Inc. (a)	36	1,475
Edwards Lifesciences Corp. (a)(b)	24	1,613
Greatbatch, Inc. (a)(b)	12	393
Haemonetics Corp. (a)(b)	16	662
Hill-Rom Holdings, Inc.	22	741
Hologic, Inc. (b)	76	1,467
ICU Medical, Inc. (b)	4	288
IDEXX Laboratories, Inc. (a)(b)	12	1,077
Integra LifeSciences Holdings Corp. (a)(b)	10	366
Intuitive Surgical, Inc. (b)	6	3,039
Invacare Corp. (a)	32	460
Masimo Corp. (a)	8	170
Medtronic, Inc. (a)	390	20,073
Meridian Bioscience, Inc. (a)	12	258
Merit Medical Systems, Inc. (b)	14	156
Natus Medical, Inc. (a)(b)	10	137
Neogen Corp. (a)(b)	4	222
NuVasive, Inc. (b)	16	397
ResMed, Inc. (a)	18	812
St. Jude Medical, Inc. (a)	106	4,837
STERIS Corp.	22	943
Stryker Corp. (a)	80	5,174
SurModics, Inc. (b)	4	80
Symmetry Medical, Inc. (b)	24	202
Teleflex, Inc. (a)	10	775
The Cooper Cos., Inc. (a)	10	1,190
Thoratec Corp. (a)(b)	14	438
Varian Medical Systems, Inc. (b)	28	1,889
West Pharmaceutical Services, Inc.	12	843
Zimmer Holdings, Inc. (a)	40	2,998

		120,831

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	229	14,551

See accompanying notes to financial statements.

261

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Air Methods Corp. (a)	12	$407
Almost Family, Inc. (a)	6	114
Amedisys, Inc. (a)(b)	34	395
AmerisourceBergen Corp.	315	17,586
AMN Healthcare Services, Inc. (b)	30	430
AmSurg Corp. (b)	18	632
Bio-Reference Laboratories, Inc. (a)(b)	8	230
Cardinal Health, Inc.	467	22,042
Centene Corp. (b)	24	1,259
Chemed Corp. (a)	8	579
CIGNA Corp. (a)	152	11,019
Community Health Systems, Inc.	126	5,907
Corvel Corp. (a)(b)	8	234
Cross Country Healthcare, Inc. (b)	34	175
DaVita HealthCare Partners, Inc. (b)	30	3,624
Express Scripts Holding Co. (b)	310	19,124
Gentiva Health Services, Inc. (a)(b)	30	299
Hanger, Inc. (b)	16	506
Health Management Associates, Inc. (Class A) (b)	139	2,185
Health Net, Inc. (a)(b)	109	3,468
Healthways, Inc. (b)	36	626
Henry Schein, Inc. (a)(b)	36	3,447
HMS Holdings Corp. (a)(b)	14	326
Humana, Inc. (a)	217	18,311
IPC The Hospitalist Co. (a)(b)	6	308
Kindred Healthcare, Inc. (a)(b)	58	762
Laboratory Corp. of America Holdings (a)(b)	34	3,403
Landauer, Inc.	4	193
LHC Group, Inc. (a)(b)	12	235
LifePoint Hospitals, Inc. (b)	36	1,758
Magellan Health Services, Inc. (b)	20	1,122
McKesson Corp.	196	22,442
MEDNAX, Inc. (a)(b)	16	1,465
Molina Healthcare, Inc. (a)(b)	32	1,190
MWI Veterinary Supply, Inc. (a)(b)	4	493
Omnicare, Inc.	54	2,576
Owens & Minor, Inc. (a)	87	2,943
Patterson Cos., Inc. (a)	38	1,429
PharMerica Corp. (b)	32	444
Quest Diagnostics, Inc. (a)	56	3,395
Tenet Healthcare Corp. (a)(b)	56	2,582
The Ensign Group, Inc. (a)	10	352
UnitedHealth Group, Inc. (a)	645	42,235
Universal Health Services, Inc. (Class B) (a)	42	2,812
VCA Antech, Inc. (a)(b)	34	887
WellCare Health Plans, Inc. (a)(b)	20	1,111
WellPoint, Inc. (a)	416	34,045

		255,658

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	44	569
Cerner Corp. (b)	30	2,883
Computer Programs and Systems, Inc. (a)	2	98
Medidata Solutions, Inc. (a)(b)	4	310
Omnicell, Inc. (a)(b)	10	206

		4,066

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (a)(b)	12	677
BJ’s Restaurants, Inc. (a)(b)	6	223
Bob Evans Farms, Inc. (a)	16	752
Boyd Gaming Corp. (b)	62	701
Brinker International, Inc. (a)	36	1,419
Buffalo Wild Wings, Inc. (a)(b)	4	393
Carnival Corp. (a)	608	20,848
CEC Entertainment, Inc.	8	328
Chipotle Mexican Grill, Inc. (a)(b)	4	1,457
Cracker Barrel Old Country Store, Inc. (a)	12	1,136
Darden Restaurants, Inc.	62	3,130
DineEquity, Inc. (a)	6	413
International Game Technology	88	1,470
International Speedway Corp. (Class A)	18	566
Interval Leisure Group, Inc. (a)	16	319
Jack in the Box, Inc. (a)(b)	26	1,022
Life Time Fitness, Inc. (a)(b)	14	702
Marcus Corp. (a)	22	280
Marriott International, Inc. (Class A) (a)	78	3,149
Marriott Vacations Worldwide Corp. (b)	20	865
McDonald’s Corp.	261	25,839
Monarch Casino & Resort, Inc. (a)(b)	6	101
Multimedia Games Holding Co., Inc. (b)	12	313
Panera Bread Co. (Class A) (a)(b)	6	1,116
Papa John’s International, Inc. (a)(b)	10	654
Pinnacle Entertainment, Inc. (a)(b)	34	669
Red Robin Gourmet Burgers, Inc. (b)	10	552
Ruby Tuesday, Inc. (a)(b)	40	369
Ruth’s Hospitality Group, Inc. (a)	16	193
Scientific Games Corp. (Class A) (a)(b)	34	382
SHFL Entertainment, Inc. (b)	12	212
Sonic Corp. (a)(b)	26	379
Starbucks Corp.	91	5,960
Starwood Hotels & Resorts Worldwide, Inc. (a)	44	2,780
Texas Roadhouse, Inc. (a)	24	600
The Cheesecake Factory, Inc. (a)	20	838
The Wendy’s Co. (a)	182	1,061
WMS Industries, Inc. (b)	24	612
Wyndham Worldwide Corp.	32	1,831
Wynn Resorts, Ltd.	46	5,888
Yum! Brands, Inc.	94	6,518

		96,717

HOUSEHOLD DURABLES — 0.5%
American Greetings Corp. (Class A)	34	619
Blyth, Inc. (a)	8	112
D.R. Horton, Inc. (a)	73	1,553
Ethan Allen Interiors, Inc. (a)	10	288
Garmin, Ltd. (a)	150	5,424
Harman International Industries, Inc. (a)	24	1,301
Helen of Troy, Ltd. (a)(b)	16	614
iRobot Corp. (a)(b)	8	318
Jarden Corp. (b)	42	1,838
KB Home (a)	14	275

See accompanying notes to financial statements.

262

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

La-Z-Boy, Inc. (a)	22	$446
Leggett & Platt, Inc. (a)	58	1,803
Lennar Corp. (Class A) (a)	28	1,009
M.D.C. Holdings, Inc. (a)	22	715
M/I Homes, Inc. (b)	12	276
Meritage Homes Corp. (b)	12	520
Mohawk Industries, Inc. (b)	22	2,475
Newell Rubbermaid, Inc.	75	1,969
NVR, Inc. (b)	1	922
Pulte Group, Inc. (a)(b)	58	1,100
Standard Pacific Corp. (b)	80	666
The Ryland Group, Inc. (a)	18	722
Toll Brothers, Inc. (b)	50	1,632
Tupperware Brands Corp.	18	1,398
Universal Electronics, Inc. (b)	8	225
Whirlpool Corp.	43	4,918

		33,138

HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (Class A) (b)	44	304
Church & Dwight Co., Inc.	32	1,975
Colgate-Palmolive Co.	184	10,541
Energizer Holdings, Inc.	16	1,608
Kimberly-Clark Corp. (a)	120	11,657
The Clorox Co. (a)	31	2,577
The Procter & Gamble Co.	760	58,512
WD-40 Co.	4	218

		87,392

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	175	4,672
The AES Corp.	522	6,259

		10,931

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co. (a)	197	21,542
Carlisle Cos., Inc.	24	1,495
Danaher Corp.	136	8,609
General Electric Co. (a)	4,296	99,624

		131,270

INSURANCE — 7.9%
ACE, Ltd.	182	16,285
Aflac, Inc.	641	37,255
Alleghany Corp. (b)	6	2,300
American Financial Group, Inc. (a)	63	3,081
American International Group, Inc. (b)	2,022	90,383
AMERISAFE, Inc. (a)	8	259
Aon PLC (a)	73	4,698
Arthur J. Gallagher & Co. (a)	42	1,835
Aspen Insurance Holdings, Ltd. (a)	41	1,521
Assurant, Inc.	108	5,498
Berkshire Hathaway, Inc. (Class B) (a)(b)	987	110,465
Brown & Brown, Inc.	44	1,419
Cincinnati Financial Corp. (a)	86	3,947
eHealth, Inc. (a)(b)	6	136
Employers Holdings, Inc.	16	391
Everest Re Group, Ltd.	27	3,463
Fidelity National Financial, Inc. (Class A) (a)	124	2,952
First American Financial Corp.	70	1,543
Genworth Financial, Inc. (Class A) (b)	675	7,702
Hartford Financial Services Group, Inc. (a)	624	19,294
HCC Insurance Holdings, Inc.	60	2,587
Horace Mann Educators Corp.	28	683
Infinity Property & Casualty Corp.	8	478
Kemper Corp. (a)	40	1,370
Lincoln National Corp. (a)	234	8,534
Loews Corp. (a)	261	11,588
Marsh & McLennan Cos., Inc. (a)	143	5,709
Meadowbrook Insurance Group, Inc. (a)	50	402
Mercury General Corp.	40	1,758
MetLife, Inc. (a)	1,498	68,549
National Financial Partners Corp. (b)	22	557
Old Republic International Corp. (a)	176	2,265
Primerica, Inc.	63	2,359
Principal Financial Group, Inc. (a)	232	8,688
ProAssurance Corp. (a)	20	1,043
Protective Life Corp. (a)	107	4,110
Prudential Financial, Inc.	637	46,520
Reinsurance Group of America, Inc.	101	6,980
RLI Corp. (a)	8	611
Safety Insurance Group, Inc. (a)	10	485
Selective Insurance Group, Inc. (a)	40	921
StanCorp Financial Group, Inc. (a)	32	1,581
Stewart Information Services Corp.	20	524
The Allstate Corp. (a)	279	13,426
The Chubb Corp. (a)	106	8,973
The Hanover Insurance Group, Inc. (a)	32	1,566
The Navigators Group, Inc. (b)	12	684
The Progressive Corp. (a)	290	7,372
The Travelers Cos., Inc.	197	15,744
Torchmark Corp. (a)	52	3,387
Tower Group International, Ltd. (a)	29	595
United Fire Group, Inc. (a)	24	596
Unum Group (a)	204	5,992
W.R. Berkley Corp. (a)	58	2,370
XL Group PLC	164	4,972

		558,406

INTERNET & CATALOG RETAIL — 0.4%
Amazon.com, Inc. (b)	62	17,217
Blue Nile, Inc. (a)(b)	4	151
Expedia, Inc.	38	2,286
HSN, Inc.	18	967
Netflix, Inc. (b)	7	1,478
NutriSystem, Inc. (a)	20	235
PetMed Express, Inc. (a)	10	126
Priceline.com, Inc. (b)	6	4,963
TripAdvisor, Inc. (b)	13	791

		28,214

INTERNET SOFTWARE & SERVICES — 1.2%
Akamai Technologies, Inc. (a)(b)	46	1,957
AOL, Inc. (a)(b)	58	2,116
Blucora, Inc. (a)(b)	14	259
comScore, Inc. (a)(b)	6	146

See accompanying notes to financial statements.

263

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Dealertrack Technologies, Inc. (b)	10	$354
Digital River, Inc. (b)	18	338
eBay, Inc. (a)(b)	258	13,344
Equinix, Inc. (a)(b)	10	1,847
Google, Inc. (Class A) (b)	59	51,942
j2 Global, Inc. (a)	12	510
Liquidity Services, Inc. (a)(b)	4	139
LivePerson, Inc. (a)(b)	8	72
LogMeIn, Inc. (a)(b)	4	98
Monster Worldwide, Inc. (a)(b)	56	275
Perficient, Inc. (a)(b)	10	133
Rackspace Hosting, Inc. (a)(b)	16	606
Stamps.com, Inc. (b)	4	158
United Online, Inc.	98	743
ValueClick, Inc. (a)(b)	22	543
VeriSign, Inc. (a)(b)	36	1,608
XO Group, Inc. (a)(b)	8	90
Yahoo!, Inc. (b)	364	9,140

		86,418

IT SERVICES — 2.0%
Accenture PLC (Class A) (a)	143	10,290
Acxiom Corp. (a)(b)	30	680
Alliance Data Systems Corp. (b)	14	2,534
Automatic Data Processing, Inc. (a)	120	8,263
Broadridge Financial Solutions, Inc.	48	1,276
CACI International, Inc. (Class A) (a)(b)	32	2,032
Cardtronics, Inc. (b)	12	331
CIBER, Inc. (a)(b)	72	241
Cognizant Technology Solutions Corp. (Class A) (a)(b)	62	3,882
Computer Sciences Corp. (a)	90	3,939
Convergys Corp. (a)	74	1,290
CoreLogic, Inc. (b)	30	695
CSG Systems International, Inc. (a)(b)	20	434
DST Systems, Inc.	20	1,307
Fidelity National Information Services, Inc.	91	3,898
Fiserv, Inc. (a)(b)	35	3,059
Forrester Research, Inc. (a)	4	147
Gartner, Inc. (a)(b)	20	1,140
Global Payments, Inc.	22	1,019
Heartland Payment Systems, Inc. (a)	12	447
Higher One Holdings, Inc. (a)(b)	8	93
iGate Corp. (b)	14	230
International Business Machines Corp.	274	52,364
Jack Henry & Associates, Inc.	22	1,037
Lender Processing Services, Inc.	40	1,294
ManTech International Corp. (Class A) (a)	26	679
Mastercard, Inc. (Class A) (a)	13	7,469
MAXIMUS, Inc.	10	745
NeuStar, Inc. (Class A) (a)(b)	18	876
Paychex, Inc. (a)	90	3,287
SAIC, Inc.	239	3,329
Sykes Enterprises, Inc. (b)	24	378
TeleTech Holdings, Inc. (a)(b)	24	562
Teradata Corp. (a)(b)	34	1,708
The Western Union Co. (a)	297	5,082
Total System Services, Inc. (a)	56	1,371
VeriFone Systems, Inc. (b)	16	269
Virtusa Corp. (a)(b)	8	177
Visa, Inc. (Class A)	63	11,513
WEX, Inc. (b)	8	614

		139,981

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	4	180
Brunswick Corp. (a)	24	767
Callaway Golf Co. (a)	46	303
Hasbro, Inc. (a)	56	2,510
JAKKS Pacific, Inc. (a)	12	135
Mattel, Inc. (a)	90	4,078
Polaris Industries, Inc. (a)	14	1,330
Sturm Ruger & Co, Inc. (a)	2	96

		9,399

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (b)	34	151
Agilent Technologies, Inc. (a)	77	3,292
Bio-Rad Laboratories, Inc. (Class A) (a)(b)	10	1,122
Cambrex Corp. (a)(b)	12	168
Charles River Laboratories International, Inc. (b)	20	821
Covance, Inc. (a)(b)	22	1,675
Enzo Biochem, Inc. (a)(b)	14	29
Life Technologies Corp. (b)	45	3,330
PAREXEL International Corp. (a)(b)	20	919
PerkinElmer, Inc.	38	1,235
Techne Corp. (a)	8	553
Thermo Fisher Scientific, Inc.	88	7,447
Waters Corp. (a)(b)	20	2,001

		22,743

MACHINERY — 1.9%
Actuant Corp. (Class A) (a)	20	659
AGCO Corp.	58	2,911
Albany International Corp. (Class A)	16	528
Astec Industries, Inc. (a)	10	343
Barnes Group, Inc. (a)	20	600
Briggs & Stratton Corp. (a)	34	673
Caterpillar, Inc.	342	28,212
CIRCOR International, Inc. (a)	6	305
CLARCOR, Inc. (a)	12	626
Crane Co. (a)	18	1,079
Cummins, Inc. (a)	66	7,158
Deere & Co. (a)	146	11,862
Donaldson Co., Inc. (a)	28	998
Dover Corp. (a)	68	5,281
EnPro Industries, Inc. (a)(b)	10	508
ESCO Technologies, Inc. (a)	8	259
Federal Signal Corp. (a)(b)	36	315
Flowserve Corp. (a)	33	1,782
Gardner Denver, Inc.	16	1,203
Graco, Inc. (a)	12	758
Harsco Corp. (a)	58	1,345
IDEX Corp.	26	1,399
Illinois Tool Works, Inc. (a)	217	15,010

See accompanying notes to financial statements.

264

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Ingersoll-Rand PLC (a)	103	$5,719
ITT Corp.	100	2,941
John Bean Technologies Corp.	14	294
Joy Global, Inc. (a)	44	2,135
Kaydon Corp.	16	441
Kennametal, Inc. (a)	26	1,010
Lincoln Electric Holdings, Inc. (a)	24	1,374
Lindsay Corp. (a)	2	150
Lydall, Inc. (b)	10	146
Mueller Industries, Inc.	10	504
Nordson Corp. (a)	12	832
Oshkosh Corp. (a)(b)	47	1,785
PACCAR, Inc. (a)	146	7,834
Pall Corp.	26	1,727
Parker Hannifin Corp. (a)	62	5,915
Pentair, Ltd.	25	1,442
Snap-On, Inc. (a)	22	1,966
SPX Corp.	20	1,440
Standex International Corp. (a)	4	211
Stanley Black & Decker, Inc.	52	4,020
Tennant Co. (a)	6	290
Terex Corp. (a)(b)	66	1,736
The Toro Co.	18	817
Timken Co.	36	2,026
Trinity Industries, Inc. (a)	34	1,307
Valmont Industries, Inc. (a)	8	1,145
Wabtec Corp.	20	1,069
Watts Water Technologies, Inc. (Class A)	14	635
Woodward, Inc.	16	640
Xylem, Inc. (a)	38	1,024

		136,389

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	18	1,432
Matson, Inc. (a)	16	400

		1,832

MEDIA — 2.7%
AMC Networks, Inc. (Class A) (b)	12	785
Arbitron, Inc.	6	279
Cablevision Systems Corp. (Class A)	304	5,113
CBS Corp.	145	7,086
Cinemark Holdings, Inc. (a)	42	1,173
Comcast Corp. (Class A) (a)	820	34,341
Digital Generation, Inc. (a)(b)	18	133
DIRECTV (Class A) (a)(b)	230	14,172
Discovery Communications, Inc. (Series A) (b)	61	4,710
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	38	975
Gannett Co., Inc.	121	2,960
Harte-Hanks, Inc.	48	413
John Wiley & Sons, Inc. (Class A) (a)	20	802
Lamar Advertising Co. (Class A) (b)	20	868
Live Nation Entertainment, Inc. (a)(b)	102	1,581
McGraw Hill Financial, Inc. (a)	66	3,510
Meredith Corp. (a)	24	1,145
News Corp. (Class A) (a)	521	16,984
Omnicom Group, Inc. (a)	110	6,916
Scholastic Corp. (a)	20	586
Scripps Networks Interactive, Inc. (Class A) (a)	30	2,003
The E.W. Scripps Co. (Class A) (a)(b)	30	467
The Interpublic Group of Cos., Inc. (a)	194	2,823
The New York Times Co. (Class A) (a)(b)	88	973
The Walt Disney Co. (a)	471	29,744
The Washington Post Co. (Class B) (a)	6	2,903
Time Warner Cable, Inc. (a)	154	17,322
Time Warner, Inc.	351	20,295
Valassis Communications, Inc. (a)	28	688
Viacom, Inc. (Class B) (a)	119	8,098

		189,848

METALS & MINING — 0.9%
A.M. Castle & Co. (a)(b)	18	284
AK Steel Holding Corp. (a)(b)	120	365
Alcoa, Inc. (a)	1,465	11,456
Allegheny Technologies, Inc.	42	1,105
AMCOL International Corp. (a)	12	380
Carpenter Technology Corp.	14	631
Century Aluminum Co. (a)(b)	56	520
Cliffs Natural Resources, Inc. (a)	207	3,364
Commercial Metals Co. (a)	126	1,861
Compass Minerals International, Inc. (a)	10	845
Freeport-McMoRan Copper & Gold, Inc.	654	18,057
Haynes International, Inc. (a)	4	191
Kaiser Aluminum Corp. (a)	12	743
Materion Corp.	12	325
Newmont Mining Corp. (a)	259	7,757
Nucor Corp. (a)	172	7,451
Olympic Steel, Inc. (a)	10	245
Reliance Steel & Aluminum Co. (a)	40	2,622
RTI International Metals, Inc. (a)(b)	14	388
Steel Dynamics, Inc. (a)	142	2,117
SunCoke Energy, Inc. (a)(b)	32	449
United States Steel Corp. (a)	156	2,735
Worthington Industries, Inc.	38	1,205

		65,096

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	60	3,025
Ameren Corp. (a)	142	4,890
Avista Corp. (a)	38	1,027
Black Hills Corp. (a)	26	1,268
CenterPoint Energy, Inc. (a)	225	5,285
CMS Energy Corp. (a)	142	3,858
Consolidated Edison, Inc. (a)	184	10,729
Dominion Resources, Inc. (a)	238	13,523
DTE Energy Co. (a)	91	6,098
Integrys Energy Group, Inc. (a)	56	3,278
MDU Resources Group, Inc. (a)	90	2,332
NiSource, Inc.	180	5,155
NorthWestern Corp. (a)	22	878
PG&E Corp. (a)	276	12,621
Public Service Enterprise Group, Inc. (a)	296	9,667
SCANA Corp. (a)	86	4,223
Sempra Energy (a)	92	7,522
TECO Energy, Inc. (a)	180	3,094
Vectren Corp. (a)	54	1,827

See accompanying notes to financial statements.

265

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Wisconsin Energy Corp.	96	$3,935

		104,235

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)(b)	32	1,009
Dollar General Corp. (b)	114	5,749
Dollar Tree, Inc. (b)	60	3,050
Family Dollar Stores, Inc. (a)	50	3,116
Fred’s, Inc. (Class A) (a)	24	372
J.C. Penney Co., Inc. (a)(b)	154	2,630
Kohl’s Corp. (a)	178	8,991
Macy’s, Inc.	206	9,888
Nordstrom, Inc. (a)	68	4,076
Saks, Inc. (a)(b)	40	546
Target Corp.	354	24,376
Tuesday Morning Corp. (a)(b)	46	477

		64,280

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	1,676	15,201
Zebra Technologies Corp. (Class A) (a)(b)	16	695

		15,896

OIL, GAS & CONSUMABLE FUELS — 10.8%
Alpha Natural Resources, Inc. (b)	302	1,582
Anadarko Petroleum Corp.	128	10,999
Apache Corp.	229	19,197
Approach Resources, Inc. (a)(b)	8	196
Arch Coal, Inc. (a)	154	582
Bill Barrett Corp. (a)(b)	36	728
Cabot Oil & Gas Corp.	32	2,273
Chesapeake Energy Corp. (a)	713	14,531
Chevron Corp.	1,223	144,730
Cimarex Energy Co.	30	1,950
Cloud Peak Energy, Inc. (b)	44	725
Comstock Resources, Inc. (a)	32	503
ConocoPhillips (a)	1,672	101,156
CONSOL Energy, Inc.	90	2,439
Contango Oil & Gas Co.	6	202
Denbury Resources, Inc. (a)(b)	156	2,702
Devon Energy Corp. (a)	318	16,498
Energen Corp.	32	1,672
EOG Resources, Inc.	56	7,374
EQT Corp.	26	2,064
Exxon Mobil Corp. (a)	2,339	211,329
Forest Oil Corp. (a)(b)	86	352
Gulfport Energy Corp. (b)	14	659
Hess Corp. (a)	250	16,622
HollyFrontier Corp.	110	4,706
Kinder Morgan, Inc.	196	7,477
Marathon Oil Corp. (a)	596	20,610
Marathon Petroleum Corp. (a)	208	14,780
Murphy Oil Corp.	153	9,316
Newfield Exploration Co. (b)	185	4,420
Noble Energy, Inc.	80	4,803
Northern Oil and Gas, Inc. (a)(b)	12	160
Occidental Petroleum Corp. (a)	436	38,904
PDC Energy, Inc. (a)(b)	14	721
Peabody Energy Corp.	227	3,323
Penn Virginia Corp. (b)	58	273
PetroQuest Energy, Inc. (b)	30	119
Phillips 66	391	23,034
Pioneer Natural Resources Co.	26	3,763
QEP Resources, Inc.	42	1,167
Range Resources Corp.	24	1,856
Rosetta Resources, Inc. (b)	16	680
SM Energy Co.	14	840
Southwestern Energy Co. (b)	83	3,032
Spectra Energy Corp.	282	9,718
Stone Energy Corp. (b)	68	1,498
Swift Energy Co. (a)(b)	24	288
Tesoro Corp. (a)	116	6,069
The Williams Cos., Inc.	151	4,903
Valero Energy Corp. (a)	757	26,321
World Fuel Services Corp. (a)	103	4,118
WPX Energy, Inc. (a)(b)	70	1,326

		759,290

PAPER & FOREST PRODUCTS — 0.3%
Buckeye Technologies, Inc. (a)	14	518
Clearwater Paper Corp. (b)	16	753
Deltic Timber Corp. (a)	2	116
Domtar Corp.	48	3,192
International Paper Co.	236	10,457
KapStone Paper and Packaging Corp. (a)	22	884
Louisiana-Pacific Corp. (b)	42	621
Neenah Paper, Inc. (a)	8	254
Schweitzer-Mauduit International, Inc.	10	499
Wausau Paper Corp. (a)	24	274
Weyerhaeuser Co. (a)	93	2,650

		20,218

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	232	4,879
Inter Parfums, Inc. (a)	12	342
Medifast, Inc. (a)(b)	6	155
Prestige Brands Holdings, Inc. (b)	16	466
The Estee Lauder Cos., Inc. (Class A) (a)	64	4,209

		10,051

PHARMACEUTICALS — 3.5%
AbbVie, Inc.	326	13,477
Actavis, Inc. (b)	26	3,282
Akorn, Inc. (a)(b)	10	135
Allergan, Inc.	38	3,201
Bristol-Myers Squibb Co. (a)	455	20,334
Eli Lilly & Co. (a)	520	25,542
Endo Health Solutions, Inc. (a)(b)	38	1,398
Forest Laboratories, Inc. (a)(b)	112	4,592
Hi-Tech Pharmacal Co., Inc.	4	133
Hospira, Inc. (a)(b)	60	2,299
Johnson & Johnson	729	62,592
Merck & Co., Inc.	841	39,064
Mylan, Inc. (a)(b)	103	3,196
Perrigo Co. (a)	14	1,694
Pfizer, Inc. (a)	2,184	61,174
Questcor Pharmaceuticals, Inc.	10	455
Salix Pharmaceuticals, Ltd. (a)(b)	8	529

See accompanying notes to financial statements.

266

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

The Medicines Co. (a)(b)	18	$554
ViroPharma, Inc. (a)(b)	22	630
Zoetis, Inc.	48	1,467

		245,748

PROFESSIONAL SERVICES — 0.2%
CDI Corp. (a)	16	227
Dun & Bradstreet Corp.	12	1,169
Equifax, Inc.	30	1,768
Exponent, Inc. (a)	4	237
FTI Consulting, Inc. (a)(b)	20	658
Heidrick & Struggles International, Inc. (a)	8	134
Insperity, Inc.	14	424
Kelly Services, Inc. (Class A) (a)	30	524
Korn/Ferry International (b)	22	412
Manpower, Inc. (a)	105	5,754
Navigant Consulting, Inc. (b)	22	264
On Assignment, Inc. (b)	14	374
Resources Connection, Inc.	14	162
Robert Half International, Inc. (a)	40	1,329
The Corporate Executive Board Co. (a)	6	379
The Dolan Co. (b)	18	29
Towers Watson & Co. (Class A) (a)	22	1,803
TrueBlue, Inc. (b)	18	379

		16,026

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Acadia Realty Trust	14	346
Alexandria Real Estate Equities, Inc.	18	1,183
American Campus Communities, Inc. (a)	18	732
American Tower Corp.	48	3,512
Apartment Investment & Management Co. (Class A)	32	961
AvalonBay Communities, Inc. (a)	26	3,508
BioMed Realty Trust, Inc. (a)	50	1,012
Boston Properties, Inc. (a)	34	3,586
BRE Properties, Inc.	20	1,000
Camden Property Trust (a)	22	1,521
Cedar Realty Trust, Inc. (a)	40	207
Colonial Properties Trust	22	531
Corporate Office Properties Trust (a)	28	714
Corrections Corp. of America	29	982
Cousins Properties, Inc.	34	343
DiamondRock Hospitality Co. (a)	64	596
Duke Realty Corp.	76	1,185
EastGroup Properties, Inc.	8	450
EPR Properties (a)	16	804
Equity One, Inc.	40	905
Equity Residential (a)	75	4,355
Essex Property Trust, Inc. (a)	6	954
Extra Space Storage, Inc.	20	839
Federal Realty Investment Trust	8	829
Franklin Street Properties Corp.	52	686
Getty Realty Corp.	30	620
Government Properties Income Trust	35	883
HCP, Inc.	112	5,089
Health Care REIT, Inc.	54	3,620
Healthcare Realty Trust, Inc.	32	816
Highwoods Properties, Inc. (a)	30	1,068
Home Properties, Inc. (a)	14	915
Hospitality Properties Trust	72	1,892
Host Hotels & Resorts, Inc. (a)	150	2,531
Inland Real Estate Corp. (a)	34	347
Kilroy Realty Corp. (a)	18	954
Kimco Realty Corp. (a)	96	2,057
Kite Realty Group Trust	38	229
LaSalle Hotel Properties (a)	22	543
Lexington Realty Trust (a)	54	631
Liberty Property Trust	52	1,922
LTC Properties, Inc.	12	469
Mack-Cali Realty Corp. (a)	26	637
Medical Properties Trust, Inc. (a)	64	916
Mid-America Apartment Communities, Inc.	10	678
National Retail Properties, Inc. (a)	42	1,445
OMEGA Healthcare Investors, Inc.	30	931
Parkway Properties, Inc.	24	402
Pennsylvania Real Estate Investment Trust	26	491
Plum Creek Timber Co., Inc. (a)	33	1,540
Post Properties, Inc.	12	594
Potlatch Corp.	18	728
ProLogis	104	3,923
PS Business Parks, Inc.	8	577
Public Storage (a)	32	4,907
Rayonier, Inc.	28	1,551
Realty Income Corp.	44	1,844
Regency Centers Corp. (a)	28	1,423
Saul Centers, Inc.	6	267
Senior Housing Properties Trust (a)	78	2,023
Simon Property Group, Inc. (a)	38	6,001
SL Green Realty Corp. (a)	24	2,117
Sovran Self Storage, Inc.	10	648
Tanger Factory Outlet Centers, Inc. (a)	14	468
Taubman Centers, Inc.	12	902
The Macerich Co. (a)	34	2,073
UDR, Inc. (a)	56	1,427
Universal Health Realty Income Trust	6	259
Urstadt Biddle Properties, Inc. (Class A) (a)	14	282
Ventas, Inc. (a)	66	4,584
Vornado Realty Trust	52	4,308
Weingarten Realty Investors (a)	38	1,169

		105,442

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)(b)	82	1,915
Forestar Group, Inc. (b)	12	241
Jones Lang LaSalle, Inc. (a)	12	1,094

		3,250

ROAD & RAIL — 0.7%
Arkansas Best Corp. (a)	18	413
Con-way, Inc. (a)	32	1,247
CSX Corp.	414	9,601
Genesee & Wyoming, Inc. (Class A) (b)	8	679
Heartland Express, Inc. (a)	18	250
J.B. Hunt Transport Services, Inc.	19	1,373
Kansas City Southern (a)	13	1,377

See accompanying notes to financial statements.

267

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Knight Transportation, Inc. (a)	26	$437
Landstar System, Inc. (a)	10	515
Norfolk Southern Corp.	128	9,299
Old Dominion Freight Line, Inc. (b)	24	999
Ryder Systems, Inc.	38	2,310
Union Pacific Corp.	116	17,896
Werner Enterprises, Inc. (a)	28	677

		47,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Energy Industries, Inc. (a)(b)	16	279
Advanced Micro Devices, Inc. (a)(b)	831	3,391
Altera Corp. (a)	48	1,584
Analog Devices, Inc.	68	3,064
Applied Materials, Inc. (a)	496	7,395
Atmel Corp. (a)(b)	118	867
ATMI, Inc. (b)	10	237
Broadcom Corp. (Class A) (a)	116	3,916
Brooks Automation, Inc. (a)	24	234
Cabot Microelectronics Corp. (a)(b)	8	264
CEVA, Inc. (a)(b)	4	77
Cirrus Logic, Inc. (a)(b)	18	312
Cohu, Inc. (a)	10	125
Cree, Inc. (a)(b)	24	1,533
Cypress Semiconductor Corp. (a)(b)	30	322
Diodes, Inc. (a)(b)	16	416
DSP Group, Inc. (b)	12	100
Entropic Communications, Inc. (a)(b)	30	128
Exar Corp. (a)(b)	12	129
Fairchild Semiconductor International, Inc. (a)(b)	60	828
First Solar, Inc. (b)	91	4,070
GT Advanced Technologies, Inc. (a)(b)	64	266
Hittite Microwave Corp. (a)(b)	6	348
Integrated Device Technology, Inc. (b)	56	445
Intel Corp. (a)	3,114	75,421
International Rectifier Corp. (a)(b)	28	586
Intersil Corp. (Class A) (a)	68	532
KLA-Tencor Corp. (a)	65	3,622
Kopin Corp. (a)(b)	20	74
Kulicke & Soffa Industries, Inc. (b)	32	354
Lam Research Corp. (b)	45	1,995
Linear Technology Corp.	62	2,284
LSI Corp. (b)	150	1,071
Micrel, Inc. (a)	20	198
Microchip Technology, Inc. (a)	64	2,384
Micron Technology, Inc. (b)	553	7,925
Microsemi Corp. (b)	24	546
MKS Instruments, Inc. (a)	18	478
Monolithic Power Systems, Inc.	10	241
Nanometrics, Inc. (a)(b)	8	117
NVIDIA Corp.	192	2,694
Pericom Semiconductor Corp. (b)	12	85
Power Integrations, Inc. (a)	6	243
RF Micro Devices, Inc. (a)(b)	106	567
Rubicon Technology, Inc. (a)(b)	10	80
Rudolph Technologies, Inc. (a)(b)	12	134
Semtech Corp. (a)(b)	16	560
Sigma Designs, Inc. (a)(b)	36	182
Silicon Laboratories, Inc. (a)(b)	10	414
Skyworks Solutions, Inc. (a)(b)	48	1,051
STR Holdings, Inc. (b)	28	64
SunEdison, Inc. (b)	252	2,059
Supertex, Inc. (a)	4	96
Teradyne, Inc. (a)(b)	72	1,265
Tessera Technologies, Inc. (a)	20	416
Texas Instruments, Inc. (a)	288	10,043
TriQuint Semiconductor, Inc. (a)(b)	72	499
Ultratech, Inc. (a)(b)	6	220
Veeco Instruments, Inc. (a)(b)	22	779
Volterra Semiconductor Corp. (a)(b)	4	56
Xilinx, Inc. (a)	74	2,931

		152,596

SOFTWARE — 2.6%
ACI Worldwide, Inc. (b)	8	372
Adobe Systems, Inc. (a)(b)	103	4,693
Advent Software, Inc. (a)(b)	10	351
Ansys, Inc. (a)(b)	18	1,316
Autodesk, Inc. (b)	46	1,561
Blackbaud, Inc. (a)	6	195
BMC Software, Inc. (b)	48	2,167
Bottomline Technologies, Inc. (a)(b)	6	152
CA, Inc.	195	5,583
Cadence Design Systems, Inc. (a)(b)	62	898
Citrix Systems, Inc. (b)	38	2,292
CommVault Systems, Inc. (a)(b)	6	455
Compuware Corp. (a)	82	849
Concur Technologies, Inc. (a)(b)	6	488
Ebix, Inc.	8	74
Electronic Arts, Inc. (a)(b)	98	2,251
EPIQ Systems, Inc. (a)	14	189
FactSet Research Systems, Inc. (a)	6	612
Fair Isaac Corp.	8	367
Informatica Corp. (b)	16	560
Interactive Intelligence Group (a)(b)	4	206
Intuit, Inc. (a)	42	2,563
Manhattan Associates, Inc. (a)(b)	6	463
Mentor Graphics Corp. (a)	32	626
MICROS Systems, Inc. (a)(b)	18	777
Microsoft Corp. (a)	3,079	106,318
MicroStrategy, Inc. (a)(b)	2	174
Monotype Imaging Holdings, Inc. (a)	10	254
Netscout Systems, Inc. (b)	12	280
Oracle Corp.	963	29,583
Progress Software Corp. (b)	20	460
PTC, Inc. (b)	26	638
Quality Systems, Inc. (a)	8	150
Red Hat, Inc. (a)(b)	30	1,435
Rovi Corp. (b)	28	639
Salesforce.com, Inc. (a)(b)	80	3,054
Solera Holdings, Inc.	10	556
Sourcefire, Inc. (a)(b)	4	222
Symantec Corp.	214	4,809
Synchronoss Technologies, Inc. (a)(b)	6	185
Synopsys, Inc. (b)	50	1,787
Take-Two Interactive Software, Inc. (b)	24	359
TIBCO Software, Inc. (b)	24	514

See accompanying notes to financial statements.

268

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Tyler Technologies, Inc. (b)	6	$411

		181,888

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	26	728
Abercrombie & Fitch Co. (Class A)	28	1,267
Advance Auto Parts, Inc.	22	1,786
Aeropostale, Inc. (a)(b)	38	524
American Eagle Outfitters, Inc. (a)	80	1,461
ANN, Inc. (a)(b)	20	664
Ascena Retail Group, Inc. (a)(b)	46	803
AutoNation, Inc. (a)(b)	42	1,822
AutoZone, Inc. (a)(b)	9	3,813
Barnes & Noble, Inc. (b)	42	670
Bed Bath & Beyond, Inc. (a)(b)	61	4,325
Best Buy Co., Inc.	364	9,948
Big 5 Sporting Goods Corp. (a)	18	395
Brown Shoe Co., Inc. (a)	44	947
Cabela’s, Inc. (a)(b)	19	1,230
CarMax, Inc. (b)	59	2,723
Chico’s FAS, Inc. (a)	52	887
Christopher & Banks Corp. (b)	40	270
Coldwater Creek, Inc. (a)(b)	22	55
CST Brands, Inc. (a)(b)	84	2,588
Dick’s Sporting Goods, Inc.	30	1,502
Foot Locker, Inc.	62	2,178
GameStop Corp. (Class A) (a)	102	4,287
Genesco, Inc. (a)(b)	10	670
Group 1 Automotive, Inc. (a)	32	2,059
Guess?, Inc. (a)	84	2,607
Haverty Furniture Cos., Inc.	14	322
Hibbett Sports, Inc. (a)(b)	6	333
Jos. A. Bank Clothiers, Inc. (b)	10	413
Kirkland’s, Inc. (b)	8	138
L Brands, Inc. (a)	99	4,876
Lithia Motors, Inc. (Class A)	16	853
Lowe’s Cos., Inc. (a)	453	18,528
Lumber Liquidators Holdings, Inc. (a)(b)	8	623
MarineMax, Inc. (a)(b)	26	295
Monro Muffler Brake, Inc. (a)	6	288
O’Reilly Automotive, Inc. (a)(b)	34	3,829
Office Depot, Inc. (a)(b)	310	1,200
OfficeMax, Inc. (a)	94	962
Pep Boys-Manny, Moe & Jack (b)	28	324
PetSmart, Inc.	30	2,010
Rent-A-Center, Inc. (a)	28	1,051
Ross Stores, Inc. (a)	46	2,981
Rue21, Inc. (a)(b)	6	250
Select Comfort Corp. (a)(b)	12	301
Signet Jewelers, Ltd.	28	1,888
Sonic Automotive, Inc. (Class A)	40	846
Stage Stores, Inc. (a)	34	799
Staples, Inc. (a)	568	9,008
Stein Mart, Inc.	30	409
The Buckle, Inc. (a)	14	728
The Cato Corp. (Class A)	12	300
The Children’s Place Retail Stores, Inc. (a)(b)	12	658
The Finish Line, Inc. (Class A) (a)	20	437
The Gap, Inc. (a)	187	7,803
The Home Depot, Inc.	370	28,664
The Men’s Wearhouse, Inc. (a)	18	681
Tiffany & Co. (a)	26	1,894
TJX Cos., Inc.	150	7,509
Tractor Supply Co. (a)	10	1,176
Urban Outfitters, Inc. (a)(b)	44	1,770
Vitamin Shoppe, Inc. (a)(b)	8	359
Williams-Sonoma, Inc.	30	1,677
Zale Corp. (b)	28	255
Zumiez, Inc. (b)	6	172

		156,819

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	16	1,185
Coach, Inc.	66	3,768
Crocs, Inc. (a)(b)	24	396
Deckers Outdoor Corp. (a)(b)	12	606
Fifth & Pacific Cos., Inc. (b)	30	670
Fossil Group, Inc. (b)	12	1,240
Hanesbrands, Inc. (a)	40	2,057
Iconix Brand Group, Inc. (a)(b)	30	882
Maidenform Brands, Inc. (a)(b)	8	139
Movado Group, Inc. (a)	8	271
NIKE, Inc. (Class B)	152	9,679
Oxford Industries, Inc. (a)	4	250
Perry Ellis International, Inc. (a)	12	244
PVH Corp.	18	2,251
Quiksilver, Inc. (a)(b)	136	876
Ralph Lauren Corp. (a)	16	2,780
Skechers U.S.A., Inc. (b)	42	1,008
Steven Madden, Ltd. (a)(b)	10	484
True Religion Apparel, Inc. (a)	8	253
Under Armour, Inc. (Class A) (a)(b)	16	955
V.F. Corp. (a)	25	4,826
Wolverine World Wide, Inc. (a)	16	874

		35,694

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	88	949
Bank Mutual Corp.	32	181
Brookline Bancorp, Inc. (a)	28	243
Dime Community Bancshares	18	276
Hudson City Bancorp, Inc. (a)	346	3,169
New York Community Bancorp, Inc. (a)	371	5,194
Northwest Bancshares, Inc. (a)	44	594
Oritani Financial Corp. (a)	12	188
People’s United Financial, Inc. (a)	190	2,831
Provident Financial Services, Inc. (a)	32	505
TrustCo Bank Corp. NY (a)	50	272
Washington Federal, Inc. (a)	48	906

		15,308

TOBACCO — 1.1%
Alliance One International, Inc. (a)(b)	90	342
Altria Group, Inc.	559	19,559
Lorillard, Inc. (a)	161	7,033
Philip Morris International, Inc.	388	33,609
Reynolds American, Inc.	271	13,108
United Rentals, Inc. (b)	22	1,098

See accompanying notes to financial statements.

269

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Universal Corp. (a)	26	$1,504

		76,253

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc. (a)	16	773
Fastenal Co.	42	1,926
GATX Corp. (a)	22	1,043
Kaman Corp. (a)	10	346
MSC Industrial Direct Co., Inc. (Class A)	12	930
W.W. Grainger, Inc. (a)	13	3,278
Watsco, Inc. (a)	14	1,175

		9,471

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	8	429
Aqua America, Inc. (a)	48	1,502

		1,931

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)(b)	44	3,185
NTELOS Holdings Corp.	16	263
Sprint Nextel Corp. (a)(b)	1,893	13,289
Telephone & Data Systems, Inc.	110	2,712
USA Mobility, Inc. (a)	24	326

		19,775

TOTAL COMMON STOCKS —
(Cost $6,097,340)		7,007,078

SHORT TERM INVESTMENTS — 26.4%
MONEY MARKET FUNDS — 26.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,805,898	1,805,898
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	52,386	52,386

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,858,284)		1,858,284

TOTAL INVESTMENTS — 126.1% (h)
(Cost $7,955,624)		8,865,362
OTHER ASSETS & LIABILITIES — (26.1)%		(1,832,571)

NET ASSETS — 100.0%		$7,032,791

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

270

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
General Dynamics Corp.	1,288	$100,889
United Technologies Corp.	1,958	181,977

		282,866

AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Inc. (Class B)	2,023	174,949

BEVERAGES — 3.5%
PepsiCo, Inc.	2,289	187,217
The Coca-Cola Co.	3,592	144,075

		331,292

CAPITAL MARKETS — 4.2%
Invesco, Ltd.	4,955	157,569
State Street Corp. (a)	1,987	129,572
Waddell & Reed Financial, Inc. (Class A)	2,439	106,097

		393,238

CHEMICALS — 0.3%
Sigma-Aldrich Corp.	409	32,867

COMMERCIAL BANKS — 1.0%
Wells Fargo & Co.	2,218	91,537

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	1,786	81,334

DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,204	93,996

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	4,476	158,450
Verizon Communications, Inc.	1,737	87,441

		245,891

ELECTRIC UTILITIES — 9.7%
American Electric Power Co., Inc.	4,220	188,972
Duke Energy Corp.	2,325	156,937
Edison International	291	14,015
Pepco Holdings, Inc.	8,620	173,779
PPL Corp.	1,022	30,926
Southern Co.	4,282	188,965
Xcel Energy, Inc.	5,601	158,732

		912,326

ENERGY EQUIPMENT & SERVICES — 1.5%
Halliburton Co.	3,375	140,805

FOOD & STAPLES RETAILING — 0.4%
Costco Wholesale Corp.	149	16,475
Sysco Corp.	699	23,878

		40,353

FOOD PRODUCTS — 5.7%
General Mills, Inc.	3,805	184,657
Kellogg Co.	2,881	185,046
Mondelez International, Inc. (Class A)	5,972	170,381

		540,084

GAS UTILITIES — 0.6%
ONEOK, Inc.	1,403	57,958

HEALTH CARE EQUIPMENT & SUPPLIES — 8.0%
Abbott Laboratories	4,974	173,493
Becton, Dickinson and Co.	1,491	147,355
C.R. Bard, Inc.	1,298	141,067
Covidien PLC	2,759	173,375
DENTSPLY International, Inc.	2,383	97,608
Stryker Corp.	282	18,240
The Cooper Cos., Inc.	21	2,500

		753,638

HOTELS, RESTAURANTS & LEISURE — 2.4%
Marriott International, Inc. (Class A)	1,814	73,231
McDonald’s Corp.	1,544	152,856

		226,087

HOUSEHOLD PRODUCTS — 5.0%
Colgate-Palmolive Co.	1,035	59,295
Kimberly-Clark Corp.	1,834	178,155
The Clorox Co.	717	59,611
The Procter & Gamble Co.	2,325	179,002

		476,063

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	1,670	182,615
General Electric Co.	2,143	49,696

		232,311

INSURANCE — 3.9%
Arthur J. Gallagher & Co.	1,656	72,350
Aspen Insurance Holdings, Ltd.	468	17,358
Berkshire Hathaway, Inc. (Class B) (b)	1,240	138,781
MetLife, Inc.	659	30,156
Prudential Financial, Inc.	188	13,730
Torchmark Corp.	1,422	92,629

		365,004

IT SERVICES — 4.2%
Accenture PLC (Class A)	139	10,002
Amdocs, Ltd.	2,907	107,821
Automatic Data Processing, Inc.	1,588	109,350
International Business Machines Corp.	775	148,110
Paychex, Inc.	607	22,168

		397,451

MACHINERY — 1.3%
Caterpillar, Inc.	1,366	112,682
Flowserve Corp.	231	12,476

		125,158

MEDIA — 3.1%
News Corp. (Class A)	2,268	73,937
The Walt Disney Co.	2,863	180,798
Time Warner, Inc.	452	26,135
Twenty-First Century Fox, Inc. (Class A)	540	15,655

		296,525

MULTI-UTILITIES — 5.2%
Consolidated Edison, Inc.	3,267	190,499
Dominion Resources, Inc.	2,242	127,390
MDU Resources Group, Inc.	2,217	57,442
Public Service Enterprise Group, Inc.	164	5,356
SCANA Corp.	383	18,805
Sempra Energy	410	33,522
Wisconsin Energy Corp.	1,352	55,419

		488,433

See accompanying notes to financial statements.

271

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 4.9%
Apache Corp.	652	$54,657
Chevron Corp.	1,437	170,055
Exxon Mobil Corp.	1,917	173,201
Occidental Petroleum Corp.	679	60,587
Spectra Energy Corp.	131	4,514
The Williams Cos., Inc.	38	1,234

		464,248

PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb Co.	3,618	161,688
Johnson & Johnson	2,173	186,574
Merck & Co., Inc.	837	38,879
Mylan, Inc. (b)	2,425	75,248
Pfizer, Inc.	1,243	34,816
Zoetis, Inc.	2	54

		497,259

REAL ESTATE INVESTMENT TRUSTS — 11.4%
Alexandria Real Estate Equities, Inc.	2,606	171,266
Corrections Corp. of America	15	508
DDR Corp.	1,026	17,083
Duke Realty Corp.	10,900	169,931
Essex Property Trust, Inc.	292	46,405
Federal Realty Investment Trust	1,902	197,199
Hospitality Properties Trust	4,352	114,370
Host Hotels & Resorts, Inc.	7,955	134,201
Mid-America Apartment Communities, Inc.	679	46,016
Rayonier, Inc.	303	16,783
Tanger Factory Outlet Centers, Inc.	3,173	106,169
Taubman Centers, Inc.	95	7,139
The Macerich Co.	62	3,780
Weingarten Realty Investors	1,297	39,909

		1,070,759

SOFTWARE — 1.2%
Microsoft Corp.	3,374	116,504

THRIFTS & MORTGAGE FINANCE — 2.0%
People’s United Financial, Inc.	12,655	188,560

TOBACCO — 3.0%
Altria Group, Inc.	3,501	122,500
Philip Morris International, Inc.	1,828	158,341

		280,841

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp. (Class A) (b)	68	5,040

TOTAL COMMON STOCKS —
(Cost $9,285,026)		9,403,377

SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $78,016)	78,016	78,016

TOTAL INVESTMENTS — 100.6% (e)
(Cost $9,363,042)		9,481,393
OTHER ASSETS & LIABILITIES — (0.6)%		(59,599)

NET ASSETS — 100.0%		$9,421,794

(a)	Affiliated issuer. (Note 3)
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

272

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

COMMON STOCKS — 97.4%
AEROSPACE & DEFENSE — 2.7%
Curtiss-Wright Corp.	5,133	$190,229
Esterline Technologies Corp. (a)	537	38,820
Moog, Inc. (Class A) (a)	30	1,546
Orbital Sciences Corp. (a)	411	7,139
Teledyne Technologies, Inc. (a)	206	15,934

		253,668

AIR FREIGHT & LOGISTICS — 0.0% (b)
Forward Air Corp.	60	2,297

AUTO COMPONENTS — 0.4%
Dana Holding Corp.	1,833	35,304

BEVERAGES — 0.0% (b)
Coca-Cola Hellenic Bottling Co.	11	673

BIOTECHNOLOGY — 0.0% (b)
PDL BioPharma, Inc.	80	618

BUILDING PRODUCTS — 0.5%
Griffon Corp.	4,401	49,511

CAPITAL MARKETS — 3.3%
Apollo Investment Corp.	43	333
BlackRock Kelso Capital Corp.	52	487
Cohen & Steers, Inc.	3,760	127,765
Evercore Partners, Inc. (Class A)	709	27,849
Fifth Street Finance Corp.	62	648
Firsthand Technology Value Fund, Inc. (a)	53	1,053
Gladstone Capital Corp.	41	335
Gladstone Investment Corp.	54	397
Golub Capital BDC, Inc.	32	560
Hercules Technology Growth Capital, Inc.	24	335
Horizon Technology Finance Corp.	3,551	48,791
Medallion Financial Corp.	18	250
MVC Capital, Inc.	1,325	16,682
New Mountain Finance Corp.	22	311
PennantPark Investment Corp.	2,685	29,669
Prospect Capital Corp.	1,979	21,373
Safeguard Scientifics, Inc. (a)	23	369
Solar Capital, Ltd.	34	785
Solar Senior Capital, Ltd.	1,357	24,982
TCP Capital Corp.	65	1,090
THL Credit, Inc.	35	532
TICC Capital Corp.	33	317

		304,913

CHEMICALS — 1.7%
H.B. Fuller Co.	183	6,919
Innospec, Inc.	1,918	77,065
Minerals Technologies, Inc.	1,521	62,878
Olin Corp.	81	1,938
Sensient Technologies Corp.	146	5,909

		154,709

COMMERCIAL BANKS — 7.6%
1st Source Corp.	15	356
Bancfirst Corp.	13	605
BancorpSouth, Inc.	18	319
Bank of Marin Bancorp	10	400
BBCN Bancorp, Inc.	23	327
Bryn Mawr Bank Corp.	16	383
Cardinal Financial Corp.	17	249
Central Pacific Financial Corp. (a)	20	360
Chemical Financial Corp.	11	286
City Holding Co.	506	19,709
CoBiz Financial, Inc.	30	249
Columbia Banking System, Inc.	23	548
Community Bank System, Inc.	20	617
Community Trust Bancorp, Inc.	2,421	86,236
CVB Financial Corp.	33	388
Eagle Bancorp, Inc. (a)	12	269
F.N.B. Corp.	29	350
Financial Institutions, Inc.	18	331
First Busey Corp.	58	261
First Commonwealth Financial Corp.	20,576	151,645
First Community Bancshares, Inc.	15	235
First Connecticut Bancorp, Inc.	81	1,128
First Financial Bancorp	3,212	47,859
First Financial Corp.	11	341
First Merchants Corp.	2,442	41,880
First Midwest Bancorp, Inc.	21	288
FirstMerit Corp.	13	260
Flushing Financial Corp.	14	230
Glacier Bancorp, Inc.	539	11,960
Hancock Holding Co.	11	331
Hanmi Financial Corp. (a)	18	318
Home Bancshares, Inc.	18	467
Independent Bank Corp.-Massachusetts	11	380
Investors Bancorp, Inc.	16	337
Lakeland Financial Corp.	13	361
MB Financial, Inc.	13	348
National Penn Bancshares, Inc.	39	396
NBT Bancorp, Inc.	21	445
OmniAmerican Bancorp, Inc. (a)	25	551
PacWest Bancorp	13	398
Prosperity Bancshares, Inc.	80	4,143
Renasant Corp.	12	292
S.Y. Bancorp, Inc.	17	417
Sandy Spring Bancorp, Inc.	13	281
SCBT Financial Corp.	10	504
Simmons First National Corp.	2,189	57,111
Southside Bancshares, Inc.	10	239
State Bank Financial Corp.	22	331
Sterling Financial Corp.	12	285
Susquehanna Bancshares, Inc.	20	257
Tompkins Financial Corp.	10	452
Trico Bancshares	3,003	64,054
Trustmark Corp.	7,405	182,015
Umpqua Holdings Corp.	21	315
Union First Market Bankshares Corp.	18	371
United Bankshares, Inc.	15	397
Univest Corp. of Pennsylvania	14	267
ViewPoint Financial Group	19	395
Washington Banking Co.	30	426
Washington Trust Bancorp, Inc.	11	314
WesBanco, Inc.	15	396
Westamerica Bancorporation	619	28,282
Wintrust Financial Corp.	16	613

		714,558

See accompanying notes to financial statements.

273

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.6%
ABM Industries, Inc.	17	$417
Healthcare Services Group, Inc.	13	319
UniFirst Corp.	414	37,777
United Stationers, Inc.	3,324	111,520

		150,033

COMMUNICATIONS EQUIPMENT — 0.0% (b)
Arris Group, Inc. (a)	295	4,233
Comtech Telecommunications Corp.	13	350

		4,583

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	408	16,585

CONSUMER FINANCE — 0.8%
Cash America International, Inc.	1,643	74,691

CONTAINERS & PACKAGING — 1.2%
Boise, Inc.	6,118	52,248
Graphic Packaging Holding Co. (a)	8,339	64,544

		116,792

DISTRIBUTORS — 2.0%
Pool Corp.	3,581	187,680

DIVERSIFIED CONSUMER SERVICES — 2.0%
Hillenbrand, Inc.	15	355
Matthews International Corp. (Class A)	201	7,578
Sotheby’s	4,766	180,679

		188,612

DIVERSIFIED FINANCIAL SERVICES — 0.0% (b)
Pico Holdings, Inc. (a)	26	545

ELECTRIC UTILITIES — 11.8%
ALLETE, Inc.	28	1,396
Cleco Corp.	3,967	184,188
El Paso Electric Co.	17	600
IDACORP, Inc.	3,582	171,076
MGE Energy, Inc.	12	657
Otter Tail Corp.	21	596
PNM Resources, Inc.	144	3,195
Portland General Electric Co.	6,044	184,886
The Empire District Electric Co.	4,918	109,721
UIL Holdings Corp.	4,588	175,491
Unitil Corp.	3,476	100,387
UNS Energy Corp.	3,790	169,527

		1,101,720

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	1,112	83,978
Brady Corp. (Class A)	16	492
Encore Wire Corp.	10	341

		84,811

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Anixter International, Inc. (a)	120	9,097
Cognex Corp.	219	9,903
Coherent, Inc.	429	23,625
Richardson Electronics, Ltd.	54	634

		43,259

ENERGY EQUIPMENT & SERVICES — 0.0% (b)
Gulfmark Offshore, Inc. (Class A)	24	1,082

FOOD & STAPLES RETAILING — 0.7%
Harris Teeter Supermarkets, Inc.	1,396	65,416
Weis Markets, Inc.	13	586

		66,002

FOOD PRODUCTS — 1.4%
Cal-Maine Foods, Inc.	890	41,394
Darling International, Inc. (a)	17	317
Fresh Del Monte Produce, Inc.	16	446
Hain Celestial Group, Inc. (a)	183	11,890
Lancaster Colony Corp.	914	71,283
Snyders-Lance, Inc.	174	4,943
Tootsie Roll Industries, Inc.	76	2,415

		132,688

GAS UTILITIES — 4.1%
New Jersey Resources Corp.	2,642	109,722
Northwest Natural Gas Co.	3,157	134,109
Piedmont Natural Gas Co., Inc.	20	675
South Jersey Industries, Inc.	1,240	71,188
Southwest Gas Corp.	17	796
The Laclede Group, Inc.	1,424	65,020
WGL Holdings, Inc.	20	864

		382,374

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
ArthroCare Corp. (a)	13	449
CONMED Corp.	4,251	132,801
Greatbatch, Inc. (a)	561	18,395
Haemonetics Corp. (a)	1,401	57,931
Integra LifeSciences Holdings Corp. (a)	574	21,026
STERIS Corp.	312	13,379
West Pharmaceutical Services, Inc.	1,284	90,214

		334,195

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Almost Family, Inc.	17	323
AmSurg Corp. (a)	1,162	40,786
Chemed Corp.	634	45,921
HealthSouth Corp. (a)	424	12,211
Owens & Minor, Inc.	3,608	122,059

		221,300

HEALTH CARE TECHNOLOGY — 0.0% (b)
Computer Programs and Systems, Inc.	11	541

HOTELS, RESTAURANTS & LEISURE — 0.4%
CEC Entertainment, Inc.	39	1,600
Jack in the Box, Inc. (a)	168	6,601
Texas Roadhouse, Inc.	12	300
The Cheesecake Factory, Inc.	700	29,323

		37,824

HOUSEHOLD PRODUCTS — 0.0% (b)
Orchids Paper Products Co.	15	394

INDUSTRIAL CONGLOMERATES — 0.0% (b)
Raven Industries, Inc.	14	420

See accompanying notes to financial statements.

274

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

INSURANCE — 3.2%
American Equity Investment Life Holding Co.	25	$393
Employers Holdings, Inc.	15	367
FBL Financial Group, Inc. (Class A)	149	6,483
Greenlight Capital Re, Ltd. (Class A) (a)	37	908
Hilltop Holdings, Inc. (a)	18	295
Horace Mann Educators Corp.	14	341
Maiden Holdings, Ltd.	36	404
Montpelier Re Holdings, Ltd.	26	650
National Financial Partners Corp. (a)	10	253
OneBeacon Insurance Group, Ltd. (Class A)	21	304
Platinum Underwriters Holdings, Ltd.	39	2,232
Primerica, Inc.	3,039	113,780
RLI Corp.	1,501	114,691
Safety Insurance Group, Inc.	17	825
Selective Insurance Group, Inc.	19	437
The Navigators Group, Inc. (a)	948	54,074

		296,437

INTERNET & CATALOG RETAIL — 0.0% (b)
HSN, Inc.	12	645

INTERNET SOFTWARE & SERVICES — 0.9%
CoStar Group, Inc. (a)	672	86,735
RealNetworks, Inc. (a)	37	280

		87,015

IT SERVICES — 4.2%
CACI International, Inc. (Class A) (a)	1,356	86,092
Convergys Corp.	23	401
Euronet Worldwide, Inc. (a)	727	23,162
ExlService Holdings, Inc. (a)	10	296
MAXIMUS, Inc.	1,376	102,484
Syntel, Inc.	2,118	133,159
TeleTech Holdings, Inc. (a)	18	422
WEX, Inc. (a)	613	47,017

		393,033

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Steinway Musical Instruments, Inc. (a)	17	517

LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
PAREXEL International Corp. (a)	13	597

MACHINERY — 1.3%
Kaydon Corp.	2,628	72,401
Meritor, Inc. (a)	4,593	32,381
Middleby Corp. (a)	40	6,804
Woodward, Inc.	204	8,160

		119,746

MEDIA — 0.4%
Belo Corp. (Class A)	2,533	35,335
World Wrestling Entertainment, Inc. (Class A)	31	320

		35,655

METALS & MINING — 0.5%
AMCOL International Corp.	556	17,620
Century Aluminum Co. (a)	2,188	20,305
Worthington Industries, Inc.	243	7,705

		45,630

MULTI-UTILITIES — 3.4%
Avista Corp.	6,883	185,978
Black Hills Corp.	1,041	50,749
NorthWestern Corp.	1,972	78,683

		315,410

MULTILINE RETAIL — 0.0% (b)
Fred’s, Inc. (Class A)	31	480

OIL, GAS & CONSUMABLE FUELS — 1.1%
Energy XXI Bermuda, Ltd.	968	21,470
PDC Energy, Inc. (a)	55	2,832
SemGroup Corp.(Class A)	1,450	78,097

		102,399

PAPER & FOREST PRODUCTS — 0.0% (b)
P.H. Glatfelter Co.	15	376
Schweitzer-Mauduit International, Inc.	12	599

		975

PROFESSIONAL SERVICES — 0.0% (b)
Exponent, Inc.	10	591

REAL ESTATE INVESTMENT TRUSTS — 18.8%
Acadia Realty Trust	48	1,185
Agree Realty Corp.	298	8,797
American Assets Trust, Inc.	12	370
Anworth Mortgage Asset Corp.	41	230
Apollo Commercial Real Estate Finance, Inc.	1,968	31,252
Apollo Residential Mortgage, Inc.	4,746	78,214
Ares Commercial Real Estate Corp.	19	243
ARMOUR Residential REIT, Inc.	10,559	49,733
Ashford Hospitality Trust, Inc.	7,623	87,283
Associated Estates Realty Corp.	24	386
Campus Crest Communities, Inc.	34	392
Capstead Mortgage Corp.	18	218
Chatham Lodging Trust	22	378
Chesapeake Lodging Trust	16	333
Colonial Properties Trust	23	555
Colony Financial, Inc.	2,704	53,783
Cousins Properties, Inc.	56	566
CubeSmart	981	15,676
CYS Investments, Inc.	21	193
DCT Industrial Trust, Inc.	63	450
DiamondRock Hospitality Co.	3,164	29,489
DuPont Fabros Technology, Inc.	12	290
Dynex Capital, Inc.	627	6,389
EastGroup Properties, Inc.	20	1,125
Education Realty Trust, Inc.	52	532
EPR Properties	845	42,478
Equity One, Inc.	35	792
Excel Trust, Inc.	30	384
First Industrial Realty Trust, Inc.	536	8,131
Franklin Street Properties Corp.	28	370
Getty Realty Corp.	18	372
Gladstone Commercial Corp.	14	261
Glimcher Realty Trust	2,511	27,420
Government Properties Income Trust	24	605
Healthcare Realty Trust, Inc.	1,070	27,285
Highwoods Properties, Inc.	27	961
Hudson Pacific Properties, Inc.	27	575
Inland Real Estate Corp.	40	409

See accompanying notes to financial statements.

275

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

Investors Real Estate Trust	45	$387
Kite Realty Group Trust	41	247
LaSalle Hotel Properties	2,207	54,513
Lexington Realty Trust	35	409
LTC Properties, Inc.	13	508
Medical Properties Trust, Inc.	1,225	17,542
Monmouth Real Estate Investment Corp.(Class A)	36	355
National Health Investors, Inc.	1,293	77,399
One Liberty Properties, Inc.	12	264
Parkway Properties, Inc.	16	268
Pebblebrook Hotel Trust	4,242	109,656
Pennsylvania Real Estate Investment Trust	5,482	103,500
PennyMac Mortgage Investment Trust	4,885	102,829
Potlatch Corp.	13	526
PS Business Parks, Inc.	675	48,715
Ramco-Gershenson Properties Trust	25	388
Resource Capital Corp.	17,302	106,407
Retail Opportunity Investments Corp.	13,082	181,840
RLJ Lodging Trust	144	3,239
Rouse Properties, Inc.	3,819	74,929
Ryman Hospitality Properties	4,107	160,214
Saul Centers, Inc.	9	400
Select Income REIT	15	421
STAG Industrial, Inc.	16	319
Strategic Hotels & Resorts, Inc. (a)	8,348	73,963
Summit Hotel Properties, Inc.	28	265
Sunstone Hotel Investors, Inc. (a)	12,385	149,611
Terreno Realty Corp.	27	500
UMH Properties, Inc.	23	236
Universal Health Realty Income Trust	69	2,976
Urstadt Biddle Properties, Inc. (Class A)	38	766
Washington Real Estate Investment Trust	29	780
Whitestone REIT	18	284
Winthrop Realty Trust	29	349

		1,753,110

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
Kennedy-Wilson Holdings, Inc.	32	532
Tejon Ranch Co. (a)	12	342

		874

ROAD & RAIL — 0.1%
Heartland Express, Inc.	51	707
Knight Transportation, Inc.	23	387
Werner Enterprises, Inc.	301	7,275

		8,369

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
ATMI, Inc. (a)	132	3,122
Hittite Microwave Corp. (a)	1,734	100,572
Micrel, Inc.	29	286
Microsemi Corp. (a)	3,460	78,715

		182,695

SOFTWARE — 1.2%
Blackbaud, Inc.	390	12,702
Mentor Graphics Corp.	16	313
Progress Software Corp. (a)	4,140	95,261

		108,276

SPECIALTY RETAIL — 0.3%
Pier 1 Imports, Inc.	1,194	28,047
Rent-A-Center, Inc.	9	338

		28,385

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Columbia Sportswear Co.	12	752

THRIFTS & MORTGAGE FINANCE — 3.7%
Beneficial Mutual Bancorp, Inc. (a)	38	319
Berkshire Hills Bancorp, Inc.	18	500
BofI Holding, Inc. (a)	2,071	94,893
Brookline Bancorp, Inc.	15,051	130,643
Dime Community Bancshares	16	245
First Financial Northwest, Inc.	10,583	109,111
First Pactrust Bancorp, Inc.	19	258
Fox Chase Bancorp, Inc.	24	408
Franklin Financial Corp.	20	360
Northfield Bancorp, Inc.	59	691
Northwest Bancshares, Inc.	60	811
OceanFirst Financial Corp.	16	249
Oritani Financial Corp.	24	376
Provident Financial Services, Inc.	27	426
Rockville Financial, Inc.	48	628
Territorial Bancorp, Inc.	30	678
TrustCo Bank Corp. NY	118	642
United Financial Bancorp, Inc.	25	379
Westfield Financial, Inc.	27	189

		341,806

TOBACCO — 3.9%
Universal Corp.	3,100	179,335
Vector Group, Ltd.	11,434	185,459

		364,794

TRADING COMPANIES & DISTRIBUTORS — 2.5%
Aircastle, Ltd.	2,598	41,542
Applied Industrial Technologies, Inc.	2,437	117,780
Kaman Corp.	951	32,867
Watsco, Inc.	491	41,224

		233,413

TRANSPORTATION INFRASTRUCTURE — 0.0% (b)
Wesco Aircraft Holdings, Inc. (a)	22	409

WATER UTILITIES — 0.1%
California Water Service Group	31	605
Connecticut Water Service, Inc.	11	316
Middlesex Water Co.	535	10,657
SJW Corp.	11	288
York Water Co.	35	667

		12,533

TOTAL COMMON STOCKS —
(Cost $8,902,982)		9,096,928

See accompanying notes to financial statements.

276

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $78,900)	78,900	$78,900

TOTAL INVESTMENTS — 98.2% (e)
(Cost $8,981,882)		9,175,828
OTHER ASSETS & LIABILITIES — 1.8%		165,945

NET ASSETS — 100.0%		$9,341,773

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

277

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
June 30, 2013

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
CAPITAL MARKETS — 5.1%
State Street Corp., 5.25% (a)(b)	106,748	$2,668,700
The Bank of New York Mellon Corp., 5.20% (a)	124,361	2,943,625
The Charles Schwab Corp., 6.00% (a)	103,546	2,635,246
The Goldman Sachs Group, Inc., 6.50% (a)	122,761	3,194,241
The Goldman Sachs Group, Inc., 6.13% (a)	282,883	7,199,372

		18,641,184

COMMERCIAL BANKS — 28.2%
Barclays Bank PLC Series 2, 6.63% (a)	88,985	2,198,819
Barclays Bank PLC Series 3, 7.10% (a)	163,140	4,080,132
Barclays Bank PLC Series 4, 7.75% (a)	136,445	3,445,236
Barclays Bank PLC Series 5, 8.13% (a)	314,416	7,964,157
BB&T Corp., 5.85% (a)	122,761	3,076,391
BB&T Corp., 5.63% (a)	245,520	5,917,032
BB&T Corp., 5.20% (a)	96,073	2,219,286
BB&T Corp., 5.20% (a)	106,748	2,442,394
HSBC Holdings PLC, 8.13% (a)	164,317	4,167,079
HSBC Holdings PLC, 8.00% (a)	283,819	7,691,495
HSBC Holdings PLC, Series A, 6.20%	108,299	2,694,479
HSBC USA, Inc. Series F, 3.50% (a)	38,652	869,670
HSBC USA, Inc. Series G, 4.00% (a)	27,915	670,518
Lloyds Banking Group PLC, 7.75% (a)	184,140	4,920,221
M&T Capital Trust IV, 8.50% (a)	74,723	1,930,095
PNC Financial Services Group, Inc., 6.13%	320,245	8,611,388
PNC Financial Services Group, Inc., 5.38% (a)	102,478	2,485,092
UBS Preferred Funding Trust IV Series D, 0.97% (a)	64,049	1,068,337
US Bancorp Series B, 3.50%	189,954	4,021,326
US Bancorp Series F, 6.50% (a)	208,949	5,871,467
US Bancorp Series G, 6.00% (a)	206,100	5,649,201
US Bancorp Series H, 5.15% (a)	94,977	2,227,211
Wells Fargo & Co., 5.25% (a)	101,209	2,383,472
Wells Fargo & Co., 5.20% (a)	121,452	2,843,191
Wells Fargo & Co., 5.13% (a)	105,258	2,440,933
Wells Fargo & Co. Series J, 8.00% (a)	348,221	10,077,516

		101,966,138

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc., 6.70% (a)	90,736	2,291,084

CONSUMER FINANCE — 0.5%
HSBC Finance Corp., 6.36% (a)	42,946	1,066,778
HSBC USA, Inc. Series H, 6.50% (a)	27,915	699,271

		1,766,049

DIVERSIFIED FINANCIAL SERVICES — 19.2%
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	116,657	2,919,925
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	60,865	1,512,495
Deutsche Bank Capital Funding Trust X, 7.35%	81,661	2,069,290
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	81,153	2,048,302
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	200,347	5,349,265
Deutsche Bank Contingent Capital Trust V, 8.05%	140,496	3,867,855
General Electric Capital Corp., 6.50% (a)	53,374	1,374,380
General Electric Capital Corp., 4.88% (a)	176,135	4,227,240
General Electric Capital Corp., 4.88% (a)	135,037	3,200,377
General Electric Capital Corp., 4.70%	160,122	3,674,800
ING Groep NV, 8.50%	186,731	4,726,162
ING Groep NV, 7.38% (a)	140,049	3,498,424
ING Groep NV, 7.20% (a)	102,702	2,570,631
ING Groep NV, 7.05% (a)	74,693	1,856,868
ING Groep NV, 6.38% (a)	97,568	2,366,024
ING Groep NV, 6.20% (a)	46,683	1,125,060
ING Groep NV, 6.13% (a)	65,356	1,558,741
JP Morgan Chase & Co., 8.63% (a)	237,904	6,040,382
JP Morgan Chase & Co., 5.50% (a)	166,203	3,990,534
JP Morgan Chase & Co. Series P, 5.45% (a)	118,952	2,834,626
JP Morgan Chase Capital XXIX, 6.70% (a)	198,253	5,027,696
KKR Financial Holdings LLC, 8.38%	55,242	1,532,413
Raymond James Financial, Inc., 6.90% (a)	74,723	1,977,918

		69,349,408

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Qwest Corp., 7.50% (a)	122,761	3,274,036
Qwest Corp., 7.38% (a)	141,174	3,735,464
Qwest Corp., 7.00% (a)	112,085	2,897,398
Qwest Corp., 7.00% (a)	85,399	2,214,396
Qwest Corp., 6.13%	160,122	3,858,940
Telephone & Data Systems, 7.00%	64,049	1,653,745

		17,633,979

ELECTRIC UTILITIES — 6.0%
BGE Capital Trust II, 6.20% (a)	53,374	1,350,362
Duke Energy Corp., 5.13% (a)	106,748	2,622,798
FPL Group Capital Trust I, 5.88% (a)	64,049	1,612,754
NextEra Energy Capital Holdings, Inc., 8.75%	80,061	2,103,202
NextEra Energy Capital Holdings, Inc., 5.70%	85,399	2,069,218
NextEra Energy Capital Holdings, Inc., 5.63% (a)	74,723	1,784,385
NextEra Energy Capital Holdings, Inc., 5.13% (a)	106,748	2,422,112
NextEra Energy Capital Holdings, Inc., 5.00% (a)	96,073	2,169,328
SCE Trust I, 5.63% (a)	101,411	2,393,300
SCE Trust II, 5.10% (a)	85,399	1,921,478
Tennessee Valley Authority Series A, 3.96% (a)	58,416	1,482,014

		21,930,951

See accompanying notes to financial statements.

278

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013

Security Description	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Tennessee Valley Authority Series D, 3.83%	70,517	$1,749,527

INSURANCE — 18.0%
Aegon NV, 8.00% (a)	95,967	2,668,842
Aegon NV, 7.25% (a)	191,935	4,819,488
Aegon NV, 6.88% (a)	100,537	2,506,387
Aegon NV, 6.50% (a)	91,398	2,260,273
Aegon NV, 6.38% (a)	182,795	4,507,725
Aegon NV Series 1, 4.00% (a)	45,699	1,039,652
Aflac, Inc., 5.50% (a)	106,748	2,647,350
Arch Capital Group, Ltd., 6.75%	69,387	1,788,103
Aspen Insurance Holdings Ltd., 5.95% (a)	58,711	1,497,131
Aviva PLC, 8.25% (a)	85,399	2,330,539
Axis Capital Holdings Series C, 6.88%	85,399	2,232,330
MetLife, Inc. Series A, 4.00% (a)	128,098	3,115,343
MetLife, Inc. Series B, 6.50% (a)	320,245	8,095,794
PartnerRe Ltd., 5.88%	53,374	1,266,565
PartnerRe, Ltd. Series E, 7.25% (a)	79,794	2,162,417
Principal Financial Group, Inc. Series B, 6.52%	53,374	1,378,117
Protective Life Corp., 6.25% (a)	61,380	1,538,183
Prudential Financial, Inc., 5.75% (a)	122,761	2,999,051
Prudential Financial, Inc., 5.70% (a)	151,583	3,683,467
Prudential PLC, 6.75% (a)	53,374	1,342,356
Prudential PLC, 6.50% (a)	64,049	1,608,911
Reinsurance Group of America, Inc., 6.20% (a)	85,399	2,220,374
Renaissancere Holdings Ltd. Series E, 5.38%	59,060	1,389,091
The Allstate Corp., 5.63%	61,745	1,555,974
The Allstate Corp., 5.10% (a)	106,748	2,731,681
WR Berkley Corp., 5.63% (a)	74,723	1,745,529

		65,130,673

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	160,122	3,916,584

MEDIA — 0.4%
Comcast Corp., 5.00% (a)	61,380	1,497,058

MULTI-UTILITIES — 1.5%
Dominion Resources, Inc. Series A, 8.38% (a)	146,245	3,844,781
DTE Energy Co., 6.50%	59,779	1,554,852

		5,399,633

REAL ESTATE INVESTMENT TRUSTS — 13.0%
Digital Realty Trust, Inc. Series E, 7.00% (a)	61,380	1,571,328
Digital Realty Trust, Inc. Series G, 5.88%	53,374	1,200,915
Health Care REIT, Inc. Series J, 6.50%	61,380	1,561,507
Hospitality Properties Trust Series J, 7.13% (a)	61,914	1,581,284
Kimco Realty Corp. Series I, 6.00%	85,399	2,125,581
National Retail Properties, Inc., 5.70%	61,745	1,480,028
National Retail Properties, Inc. Series D, 6.63%	61,380	1,558,438
PS Business Parks, Inc., 6.00% (a)	74,723	1,830,713
Public Storage, 5.90% (a)	98,209	2,455,225
Public Storage, 5.63% (a)	61,380	1,482,941
Public Storage, 5.38% (a)	105,680	2,494,048
Public Storage, 5.20% (a)	106,748	2,481,891
Public Storage Series Q, 6.50% (a)	80,061	2,058,368
Public Storage Series R, 6.35% (a)	104,080	2,659,244
Public Storage Series T, 5.75% (a)	98,742	2,432,015
Realty Income Corp. Series F, 6.63% (a)	87,267	2,247,125
Regency Centers Corp. Series 6, 6.63% (a)	53,374	1,357,835
Senior Housing Properties Trust, 5.63% (a)	74,723	1,787,374
Ventas Realty LP/Ventas Capital Corp., 5.45% (a)	55,242	1,304,816
Vornado Realty LP, 7.88%	98,209	2,595,664
Vornado Realty Trust, 5.70% (a)	64,049	1,510,275
Vornado Realty Trust, 5.40% (a)	64,049	1,435,979
Vornado Realty Trust Series I, 6.63% (a)	57,645	1,457,266
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	160,122	4,291,270

		46,961,130

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95%	73,016	1,846,576

TOTAL PREFERRED STOCKS —
(Cost $369,655,031)		360,079,974

SHORT TERM INVESTMENTS — 19.0%
MONEY MARKET FUNDS — 19.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	61,069,139	61,069,139
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	7,588,968	7,588,968

TOTAL SHORT TERM INVESTMENTS —
(Cost $68,658,107)		68,658,107

TOTAL INVESTMENTS — 118.5% (f)
(Cost $438,313,138)		428,738,081
OTHER ASSETS & LIABILITIES — (18.5)%		(67,080,416)

NET ASSETS — 100.0%		$361,657,665

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Affiliated issuer. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

279

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2013

					SPDR Russell					SPDR S&P
				SPDR S&P	Small Cap	SPDR S&P 400	SPDR S&P	SPDR S&P	SPDR S&P 600	600
	SPDR Russell	SPDR Russell	SPDR S&P 500	500	Completeness	Mid Cap Growth	400 Mid Cap	600	Small Cap	Small Cap
	3000 ETF	1000 ETF	Growth ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	Growth ETF	Value ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$497,499,211	$37,499,418	$247,279,241	$155,302,891	$94,820,656	$90,955,886	$48,219,736	$316,607,745	$225,434,077	$170,553,605
Investments in securities of affiliated issuers, at value (Note 3)	14,114,782	5,465,204	3,456,361	4,448,269	7,196,354	6,814,131	10,446,826	26,769,550	22,313,186	11,619,341

Total Investments	511,613,993	42,964,622	250,735,602	159,751,160	102,017,010	97,770,017	58,666,562	343,377,295	247,747,263	182,172,946
Cash	35,125	18,660	443,268	1,073	—	—	—	719,024	924,765	—
Receivable for investments sold	540	—	—	38,172	20,583	315,162	108,149	560,008	352,742	377,793
Receivable for foreign taxes recoverable	—	—	—	—	155	—	—	—	—	—
Dividends receivable — unaffiliated issuers	599,734	46,743	274,201	211,566	119,247	57,069	59,375	351,792	110,816	289,167
Dividends receivable — affiliated issuers	8,189	766	367	3,384	2,760	1,963	1,720	12,018	10,789	4,606

TOTAL ASSETS	512,257,581	43,030,791	251,453,438	160,005,355	102,159,755	98,144,211	58,835,806	345,020,137	249,146,375	182,844,512

LIABILITIES
Payable upon return of securities loaned	10,580,644	5,175,025	2,324,928	2,696,198	6,728,512	6,435,632	10,197,417	26,574,255	22,313,086	11,166,182
Payable for investments purchased	—	18,469	443,268	—	20,954	363,404	127,572	481,140	336,200	316,697
Distributions payable	2,344,368	184,539	1,016,248	914,630	382,399	323,210	218,987	989,985	452,130	674,275
Accrued advisory fee (Note 3)	82,890	6,255	41,612	25,958	19,619	18,662	9,956	52,155	44,785	35,111
Accrued trustees’ fees and expenses (Note 3)	609	67	321	139	103	89	21	274	222	182

TOTAL LIABILITIES	13,008,511	5,384,355	3,826,377	3,636,925	7,151,587	7,140,997	10,553,953	28,097,809	23,146,423	12,192,447

NET ASSETS	$499,249,070	$37,646,436	$247,627,061	$156,368,430	$95,008,168	$91,003,214	$48,281,853	$316,922,328	$225,999,952	$170,652,065

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$426,426,973	$32,243,868	$227,172,707	$156,722,947	$73,418,532	$85,135,054	$44,125,979	$266,479,302	$206,651,234	$152,513,207
Undistributed (distribution in excess of) net investment income	69,049	12,873	85,563	(21,469)	(38,454)	(83,134)	(29,591)	(92,590)	(151,155)	(69,849)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(11,585,245)	(1,278,990)	(46,739,290)	(17,030,577)	1,148,628	(5,450,804)	(44,418)	3,657,078	(20,751,408)	106,561
Net unrealized appreciation (depreciation) on:
Investments	84,338,293	6,668,685	67,108,081	16,697,529	20,479,462	11,402,098	4,229,883	46,878,538	40,251,281	18,102,146

NET ASSETS	$499,249,070	$37,646,436	$247,627,061	$156,368,430	$95,008,168	$91,003,214	$48,281,853	$316,922,328	$225,999,952	$170,652,065

NET ASSET VALUE PER SHARE
Net asset value per share	$120.30	$75.29	$72.83	$82.26	$76.01	$95.79	$68.97	$86.83	$145.80	$89.75

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,150,138	500,000	3,400,130	1,900,870	1,250,000	950,000	700,000	3,650,023	1,550,107	1,901,340

COST OF INVESTMENTS:
Unaffiliated issuers	$413,395,492	$30,852,012	$180,171,160	$138,776,297	$74,341,194	$79,553,788	$43,989,853	$269,729,207	$185,182,796	$152,451,459
Affiliated issuers	13,880,208	5,443,925	3,456,361	4,277,334	7,196,354	6,814,131	10,446,826	26,769,550	22,313,186	11,619,341

Total cost of investments	$427,275,700	$36,295,937	$183,627,521	$143,053,631	$81,537,548	$86,367,919	$54,436,679	$296,498,757	$207,495,982	$164,070,800

* Includes investments in securities on loan, at value	$10,441,825	$5,071,487	$2,275,021	$2,668,396	$6,558,954	$6,263,609	$9,940,570	$25,949,064	$21,753,163	$10,903,674

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2013

								SPDR Morgan
				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley		SPDR S&P
		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend	Aerospace &
	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF	Defense ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$87,695,545	$2,175,217,725	$2,284,302,123	$65,732,276	$317,892,956	$7,470,122	$1,767,318,406	$177,719,656	$11,460,015,075	$15,301,997
Investments in securities of affiliated issuers, at value (Note 3)	2,670,601	90,534,326	176,949,688	9,914,249	3,916,198	2,123,964	67,362,957	14,164,095	1,084,388,277	3,893,334

Total Investments	90,366,146	2,265,752,051	2,461,251,811	75,646,525	321,809,154	9,594,086	1,834,681,363	191,883,751	12,544,403,352	19,195,331
Cash	—	—	—	773,712	—	—	—	—	—	—
Foreign currency, at value	141,381	—	—	—	—	—	—	—	—	—
Receivable for investments sold	897	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	—	287	—	—	—	—	21,150	—
Receivable for foreign taxes recoverable	147,148	—	—	—	8,199	199	—	21,751	—	—
Dividends receivable — unaffiliated issuers	334,302	5,350,885	3,225,500	117,880	335,952	8,521	2,833,328	161,280	20,314,125	3,556
Dividends receivable — affiliated issuers	3,802	10,208	26,227	11,406	468	278	23,764	4,774	276,577	538

TOTAL ASSETS	90,993,676	2,271,113,144	2,464,503,538	76,549,810	322,153,773	9,603,084	1,837,538,455	192,071,556	12,565,015,204	19,199,425

LIABILITIES
Payable upon return of securities loaned	1,706,450	67,698,998	165,284,289	7,314,888	2,071,512	2,077,981	59,847,721	13,214,988	550,703,001	3,812,981
Payable for investments purchased	—	3,994,755	—	773,712	—	—	—	—	—	—
Payable for fund shares redeemed	—	—	3,037	—	256	—	10,459	—	—	—
Distributions payable	1,027,012	18,042,520	9,287,593	533,754	1,212,497	31,433	6,752,394	753,307	74,084,121	37,281
Accrued advisory fee (Note 3)	38,648	443,776	631,224	20,669	95,199	2,093	436,160	74,320	3,426,699	4,383
Deferred foreign taxes payable	1,449	—	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	132	2,742	2,258	9	94	6	1,712	244	12,867	22

TOTAL LIABILITIES	2,773,691	90,182,791	175,208,401	8,643,032	3,379,558	2,111,513	67,048,446	14,042,859	628,226,688	3,854,667

NET ASSETS	$88,219,985	$2,180,930,353	$2,289,295,137	$67,906,778	$318,774,215	$7,491,571	$1,770,490,009	$178,028,697	$11,936,788,516	$15,344,758

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$125,623,324	$2,273,951,895	$2,851,456,485	$156,650,410	$359,969,083	$6,925,374	$2,052,279,325	$202,987,699	$9,752,642,951	$11,394,661
Undistributed (distribution in excess of) net investment income	105,801	(12,015,410)	(638,169)	(132,954)	(136,823)	(3,168)	251,829	58,063	(7,860,680)	(2,023)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(33,710,543)	(330,782,418)	(828,596,019)	(88,360,151)	(44,777,876)	(782,214)	(393,603,117)	(34,500,326)	80,490,206	179,279
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $1,449, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	(3,791,500)	249,776,286	267,072,840	(250,527)	3,719,831	1,351,579	111,561,972	9,483,261	2,111,516,039	3,772,841
Foreign currency	(7,097)	—	—	—	—	—	—	—	—	—

NET ASSETS	$88,219,985	$2,180,930,353	$2,289,295,137	$67,906,778	$318,774,215	$7,491,571	$1,770,490,009	$178,028,697	$11,936,788,516	$15,344,758

NET ASSET VALUE PER SHARE
Net asset value per share	$58.79	$75.91	$28.67	$39.95	$54.03	$49.94	$33.85	$74.18	$66.41	$76.72

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,500,583	28,731,892	79,852,118	1,700,000	5,900,000	150,000	52,302,585	2,400,108	179,753,658	200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$91,485,596	$1,925,441,439	$2,017,229,283	$66,106,021	$314,173,125	$6,118,543	$1,655,756,434	$168,236,395	$9,338,374,769	$11,529,156
Affiliated issuers	2,670,601	90,534,326	176,949,688	9,791,031	3,916,198	2,123,964	67,362,957	14,164,095	1,094,512,544	3,893,334

Total cost of investments	$94,156,197	$2,015,975,765	$2,194,178,971	$75,897,052	$318,089,323	$8,242,507	$1,723,119,391	$182,400,490	$10,432,887,313	$15,422,490

Foreign currency, at cost	$143,306	$—	$—	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$1,617,011	$65,878,208	$160,645,027	$7,091,629	$2,016,488	$2,099,029	$58,117,607	$12,651,446	$562,730,379	$3,727,845

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2013

		SPDR S&P Health	SPDR S&P Health	SPDR S&P	SPDR S&P	SPDR S&P Oil &	SPDR S&P Oil &	SPDR S&P		SPDR S&P
	SPDR S&P Biotech	Care Equipment	Care Services	Homebuilders	Metals & Mining	Gas Equipment &	Gas Exploration &	Pharmaceuticals	SPDR S&P	Semiconductor
	ETF	ETF	ETF	ETF	ETF	Services ETF	Production ETF	ETF	Retail ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$848,214,494	$18,976,500	$44,458,179	$2,169,017,786	$609,287,040	$259,300,734	$857,495,328	$471,213,830	$1,172,992,959	$50,637,483
Investments in securities of affiliated issuers, at value (Note 3)	176,111,888	39,799	9,627,036	544,391,550	81,385,737	20,036,460	80,825,525	20,687,324	67,307,210	4,723,719

Total Investments	1,024,326,382	19,016,299	54,085,215	2,713,409,336	690,672,777	279,337,194	938,320,853	491,901,154	1,240,300,169	55,361,202
Cash	11,864,163	—	—	—	8,671,954	—	—	18,377,153	—	—
Receivable for investments sold	1,084,731	—	—	—	—	—	—	—	—	15,226
Receivable for fund shares sold	—	—	1,248	89	—	—	—	—	—	372
Dividends receivable — unaffiliated issuers	—	9,637	15,634	1,135,695	1,054,219	23,922	177,200	160,008	1,820,119	8,078
Dividends receivable — affiliated issuers	352,625	3	1,449	37,595	79,911	51,091	73,272	71,629	24,047	1,528

TOTAL ASSETS	1,037,627,901	19,025,939	54,103,546	2,714,582,715	700,478,861	279,412,207	938,571,325	510,509,944	1,242,144,335	55,386,406

LIABILITIES
Payable upon return of securities loaned	174,154,898	—	9,543,935	236,317,875	77,872,834	18,553,452	77,262,595	18,951,416	63,894,259	4,582,893
Payable for investments purchased	12,948,894	—	—	—	8,671,954	—	—	18,377,153	—	—
Payable for fund shares redeemed	258	—	—	—	106	19	3,267	—	6,399	—
Distributions payable	417,717	11,465	23,412	2,189,428	2,814,095	454,377	2,140,906	1,337,400	2,767,865	90,639
Accrued advisory fee (Note 3)	251,737	5,467	10,469	765,716	178,397	75,287	216,167	127,118	279,574	17,434
Accrued trustees’ fees and expenses (Note 3)	912	28	8	2,519	1,468	441	1,299	582	1,026	59

TOTAL LIABILITIES	187,774,416	16,960	9,577,824	239,275,538	89,538,854	19,083,576	79,624,234	38,793,669	66,949,123	4,691,025

NET ASSETS	$849,853,485	$19,008,979	$44,525,722	$2,475,307,177	$610,940,007	$260,328,631	$858,947,091	$471,716,275	$1,175,195,212	$50,695,381

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,050,595,957	$17,346,080	$40,423,585	$2,623,315,283	$1,653,857,710	$374,661,495	$1,345,691,857	$402,161,430	$1,323,648,576	$92,196,166
Undistributed (distribution in excess of) net investment income	(400,314)	(11,465)	(511)	(577,988)	(91,555)	10,082	(1,294,805)	62,842	449,255	(10,313)
Accumulated net realized gain (loss) on investments	(237,860,391)	(265,566)	143,901	(297,939,749)	(663,010,709)	(98,896,588)	(325,595,484)	(123,555)	(108,486,428)	(40,716,056)
Net unrealized appreciation (depreciation) on:
Investments	37,518,233	1,939,930	3,958,747	150,509,631	(379,815,439)	(15,446,358)	(159,854,477)	69,615,558	(40,416,191)	(774,416)

NET ASSETS	$849,853,485	$19,008,979	$44,525,722	$2,475,307,177	$610,940,007	$260,328,631	$858,947,091	$471,716,275	$1,175,195,212	$50,695,381

NET ASSET VALUE PER SHARE
Net asset value per share	$104.92	$63.36	$80.96	$29.45	$33.20	$39.15	$58.23	$70.40	$76.56	$53.36

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,100,000	300,000	550,000	84,050,016	18,400,230	6,650,000	14,750,000	6,700,135	15,350,113	950,000

COST OF INVESTMENTS:
Unaffiliated issuers	$810,696,261	$17,036,570	$40,499,432	$2,014,501,546	$989,102,479	$274,747,092	$1,017,349,805	$401,598,272	$1,213,409,150	$51,411,899
Affiliated issuers	176,111,888	39,799	9,627,036	548,398,159	81,385,737	20,036,460	80,825,525	20,687,324	67,307,210	4,723,719

Total cost of investments	$986,808,149	$17,076,369	$50,126,468	$2,562,899,705	$1,070,488,216	$294,783,552	$1,098,175,330	$422,285,596	$1,280,716,360	$56,135,618

* Includes investments in securities on loan, at value	$168,401,535	$—	$9,272,539	$229,840,124	$78,055,142	$17,734,533	$75,454,673	$18,845,353	$62,384,921	$4,808,043

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2013

					SPDR S&P
	SPDR S&P		SPDR S&P	SPDR S&P 1500	1500	SPDR Russell	SPDR Russell	SPDR Wells
	Software &	SPDR S&P	Transportation	Momentum Tilt	Value	1000 Low Volatility	2000 Low	Fargo Preferred
	Services ETF	Telecom ETF	ETF	ETF	Tilt ETF	ETF	Volatility ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$14,549,379	$7,272,892	$46,352,885	$10,098,264	$6,997,818	$9,273,805	$9,096,928	$357,411,274
Investments in securities of affiliated issuers, at value (Note 3)	4,024,920	27,803	103,307	2,555,911	1,867,544	207,588	78,900	71,326,807

Total Investments	18,574,299	7,300,695	46,456,192	12,654,175	8,865,362	9,481,393	9,175,828	428,738,081
Cash	—	—	—	33	172	—	—	1,474
Receivable for investments sold	56,925	—	—	14,559	647	586,412	479,847	8,131,256
Dividends receivable — unaffiliated issuers	2,981	6,015	20,569	10,040	8,317	15,257	29,342	1,263,158
Dividends receivable — affiliated issuers	1,462	1	3	422	280	520	3	37,543

TOTAL ASSETS	18,635,667	7,306,711	46,476,764	12,679,229	8,874,778	10,083,582	9,685,020	438,171,512

LIABILITIES
Payable upon return of securities loaned	4,024,820	—	—	2,440,311	1,805,898	—	—	61,069,139
Payable for investments purchased	—	—	—	24,595	—	599,395	278,488	9,305,422
Due to custodian	21,630	—	—	—	—	—	—	—
Payable for fund shares redeemed	—	—	—	—	—	—	—	269
Distributions payable	4,917	—	52,165	41,516	34,026	60,799	62,802	5,995,773
Accrued advisory fee (Note 3)	4,173	2,084	13,502	2,949	2,042	1,561	1,923	142,831
Accrued trustees’ fees and expenses (Note 3)	24	6	1	21	21	33	34	413

TOTAL LIABILITIES	4,055,564	2,090	65,668	2,509,392	1,841,987	661,788	343,247	76,513,847

NET ASSETS	$14,580,103	$7,304,621	$46,411,096	$10,169,837	$7,032,791	$9,421,794	$9,341,773	$361,657,665

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$12,339,184	$8,911,044	$42,464,271	$9,234,325	$6,000,000	$9,273,584	$9,071,798	$378,783,262
Undistributed (distribution in excess of) net investment income	(4,917)	—	(6,335)	(6,642)	1,467	(6,942)	10,704	1,192,969
Accumulated net realized gain (loss) on investments	195,383	(1,530,363)	(657,921)	(119,539)	121,586	36,801	65,325	(8,743,509)
Net unrealized appreciation (depreciation) on:
Investments	2,050,453	(76,060)	4,611,081	1,061,693	909,738	118,351	193,946	(9,575,057)

NET ASSETS	$14,580,103	$7,304,621	$46,411,096	$10,169,837	$7,032,791	$9,421,794	$9,341,773	$361,657,665

NET ASSET VALUE PER SHARE
Net asset value per share	$72.90	$48.70	$66.30	$67.80	$70.33	$62.81	$62.28	$43.57

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	150,000	700,000	150,000	100,000	150,000	150,000	8,300,000

COST OF INVESTMENTS:
Unaffiliated issuers	$12,498,926	$7,348,952	$41,741,804	$9,042,196	$6,091,055	$9,167,702	$8,902,982	$366,961,293
Affiliated issuers	4,024,920	27,803	103,307	2,550,286	1,864,569	195,340	78,900	71,351,845

Total cost of investments	$16,523,846	$7,376,755	$41,845,111	$11,592,482	$7,955,624	$9,363,042	$8,981,882	$438,313,138

* Includes investments in securities on loan, at value	$3,915,191	$—	$—	$2,381,604	$1,761,574	$—	$—	$59,782,687

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2013

										SPDR S&P
				SPDR S&P	SPDR Russell	SPDR S&P 400	SPDR S&P	SPDR S&P	SPDR S&P 600	600
	SPDR Russell	SPDR Russell	SPDR S&P 500	500	Small Cap Completeness	Mid Cap Growth	400 Mid Cap	600	Small Cap Growth	Small Cap
	3000 ETF	1000 ETF	Growth ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	ETF	Value ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$10,033,940	$971,732	$4,703,034	$3,181,737	$1,555,387	$904,881	$667,263	$3,948,011	$2,283,945	$2,750,059
Dividend income on securities of affiliated issuers (Note 3)	17,119	1,488	703	9,663	320	240	127	707	537	421
Affiliated securities lending — net (Note 3 and Note 8)	88,210	10,739	16,080	16,928	54,230	29,734	19,459	249,957	266,530	75,992
Foreign taxes withheld	(845)	(685)	(2,887)	(2,332)	(116)	—	—	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	10,138,424	983,274	4,716,930	3,205,996	1,609,821	934,855	686,849	4,198,675	2,551,012	2,826,472

EXPENSES
Advisory fee (Note 3)	909,956	85,121	465,251	241,857	204,997	176,929	78,333	487,003	442,070	358,944
Trustees’ fees and expenses (Note 3)	8,405	923	4,878	2,474	1,609	1,390	530	4,010	3,496	2,871
Miscellaneous expenses	58	—	77	—	60	—	—	304	558	94

TOTAL EXPENSES	918,419	86,044	470,206	244,331	206,666	178,319	78,863	491,317	446,124	361,909

NET INVESTMENT INCOME	9,220,005	897,230	4,246,724	2,961,665	1,403,155	756,536	607,986	3,707,358	2,104,888	2,464,563

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	7,131,179	3,718,509	8,097,366	(726,009)	1,560,939	5,135,550	2,608,230	4,357,943	3,180,050	10,472,700
Investments in securities of affiliated issuers	52	1,577	—	11,831	—	—	—	—	—	—
Foreign currency transactions	—	751	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	69,916,560	3,463,202	22,431,083	24,396,930	15,846,181	8,380,554	3,654,624	47,054,274	29,545,556	22,659,966

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	77,047,791	7,184,039	30,528,449	23,682,752	17,407,120	13,516,104	6,262,854	51,412,217	32,725,606	33,132,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,267,796	$8,081,269	$34,775,173	$26,644,417	$18,810,275	$14,272,640	$6,870,840	$55,119,575	$34,830,494	$35,597,229

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2013

								SPDR Morgan
				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley		SPDR S&P
	SPDR Global Dow	SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend	Aerospace &
	ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF	Defense ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,893,498	$55,032,442	$42,857,713	$1,292,942	$4,308,013	$128,063	$30,842,326	$2,664,033	$298,617,873	$296,086
Dividend income on securities of affiliated issuers (Note 3)	150	4,482	6,344	23,661	422	24	4,073	546	29,315,863	82
Affiliated securities lending — net (Note 3 and Note 8)	55,449	187,283	262,586	31,483	12,280	2,602	285,387	93,055	4,370,616	9,870
Foreign taxes withheld	(169,577)	—	—	—	(6,150)	(149)	(18,984)	(47,476)	—	—

TOTAL INVESTMENT INCOME (LOSS)	2,779,520	55,224,207	43,126,643	1,348,086	4,314,565	130,540	31,112,802	2,710,158	332,304,352	306,038

EXPENSES
Advisory fee (Note 3)	463,183	5,110,819	6,198,407	136,179	632,260	16,345	4,558,157	855,627	35,540,314	50,978
Trustees’ fees and expenses (Note 3)	2,026	41,844	33,627	565	2,594	87	25,090	3,717	199,814	279
Miscellaneous expenses	—	—	—	—	1,136	—	—	—	—	—

TOTAL EXPENSES	465,209	5,152,663	6,232,034	136,744	635,990	16,432	4,583,247	859,344	35,740,128	51,257

NET INVESTMENT INCOME	2,314,311	50,071,544	36,894,609	1,211,342	3,678,575	114,108	26,529,555	1,850,814	296,564,224	254,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,149,051)	46,699,500	102,310,510	(1,665,378)	39,211,009	286,287	135,082,674	11,623,804	371,786,319	1,002,728
Investments in securities of affiliated issuers	—	—	—	(118,619)	—	—	—	—	(89,690,228)	—
Foreign currency transactions	(18,107)	—	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $1,449, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	15,529,876	37,967,436	362,678,364	7,261,725	10,122,929	796,833	140,744,436	13,318,511	1,465,368,063	2,896,975
Foreign currency transactions	(5,369)	—	—	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	12,357,349	84,666,936	464,988,874	5,477,728	49,333,938	1,083,120	275,827,110	24,942,315	1,747,464,154	3,899,703

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,671,660	$134,738,480	$501,883,483	$6,689,070	$53,012,513	$1,197,228	$302,356,665	$26,793,129	$2,044,028,378	$4,154,484

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2013

		SPDR S&P Health	SPDR S&P Health		SPDR S&P	SPDR S&P Oil &	SPDR S&P Oil &	SPDR S&P
	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P	Metals & Mining	Gas Equipment &	Gas Exploration &	Pharmaceuticals	SPDR S&P Retail	SPDR S&P
	ETF	ETF	ETF	Homebuilders ETF	ETF	Services ETF	Production ETF	ETF	ETF	Semiconductor ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,213,204	$140,819	$193,520	$18,820,533	$13,547,548	$2,465,433	$13,001,925	$8,392,311	$13,600,167	$461,606
Dividend income on securities of affiliated issuers (Note 3)	1,269	114	87	1,145,804	2,467	1,140	2,686	1,382	2,232	116
Affiliated securities lending — net (Note 3 and Note 8)	3,534,670	—	8,264	942,089	1,144,787	796,216	1,810,021	580,967	1,395,432	40,049
Foreign taxes withheld	—	(6)	—	—	—	(10,104)	—	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	4,749,143	140,927	201,871	20,908,426	14,694,802	3,252,685	14,814,632	8,974,660	14,997,831	501,771

EXPENSES
Advisory fee (Note 3)	2,523,885	66,880	64,308	7,807,711	2,851,104	1,017,330	2,931,561	1,383,217	2,790,462	156,094
Trustees’ fees and expenses (Note 3)	13,868	437	216	36,221	18,113	6,559	18,896	8,629	16,046	893
Miscellaneous expenses	2,069	—	—	2,615	154	115	562	971	17,241	—

TOTAL EXPENSES	2,539,822	67,317	64,524	7,846,547	2,869,371	1,024,004	2,951,019	1,392,817	2,823,749	156,987

NET INVESTMENT INCOME	2,209,321	73,610	137,347	13,061,879	11,825,431	2,228,681	11,863,613	7,581,843	12,174,082	344,784

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	122,697,952	923,106	2,398,954	435,843,576	(115,565,873)	18,768,819	70,622,405	57,617,986	138,771,529	3,814,240
Investments in securities of affiliated issuers	—	—	—	(4,009,766)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(10,500,755)	888,820	3,408,645	148,788,681	(40,842,152)	45,779,445	36,879,182	1,417,389	41,104,242	6,326,871

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	112,197,197	1,811,926	5,807,599	580,622,491	(156,408,025)	64,548,264	107,501,587	59,035,375	179,875,771	10,141,111

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$114,406,518	$1,885,536	$5,944,946	$593,684,370	$(144,582,594)	$66,776,945	$119,365,200	$66,617,218	$192,049,853	$10,485,895

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2013

					SPDR S&P
					1500
	SPDR S&P			SPDR S&P 1500	Value	SPDR Russell	SPDR Russell	SPDR Wells Fargo
	Software & Services	SPDR S&P Telecom	SPDR S&P	Momentum Tilt	Tilt	1000 Low Volatility	2000 Low Volatility	Preferred Stock
	ETF	ETF	Transportation ETF	ETF (1)	ETF (1)	ETF (2)	ETF (2)	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$212,002	$130,321	$243,566	$116,188	$109,979	$69,418	$95,113	$21,986,595
Dividend income on securities of affiliated issuers (Note 3)	78	25	43	280	148	872	13	109,225
Affiliated securities lending — net (Note 3 and Note 8)	19,846	—	—	713	561	—	—	388,657
Foreign taxes withheld	—	—	—	(185)	(24)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	231,926	130,346	243,609	116,996	110,664	70,290	95,126	22,484,477

EXPENSES
Advisory fee (Note 3)	52,950	16,714	82,359	19,169	15,661	5,275	6,820	1,505,467
Trustees’ fees and expenses (Note 3)	321	105	287	73	71	42	42	5,930
Miscellaneous expenses	—	—	283	—	—	—	—	1,331

TOTAL EXPENSES	53,271	16,819	82,929	19,242	15,732	5,317	6,862	1,512,728

NET INVESTMENT INCOME	178,655	113,527	160,680	97,754	94,932	64,973	88,264	20,971,749

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,648,517	(436,310)	1,415,309	(119,903)	120,744	36,791	65,325	(1,598,682)
Investments in securities of affiliated issuers	—	—	—	—	431	10	—	(21,056)
Net change in unrealized appreciation (depreciation) on:
Investments	1,196,674	1,196,579	4,423,648	1,061,693	909,738	118,351	193,946	(15,094,379)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,845,191	760,269	5,838,957	941,790	1,030,913	155,152	259,271	(16,714,117)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,023,846	$873,796	$5,999,637	$1,039,544	$1,125,845	$220,125	$347,535	$4,257,632

(1)	For the period October 24, 2012 (commencement of operations) to June 30, 2013.
(2)	For the period February 21, 2013 (commencement of operations) to June 30, 2013.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF		SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF		SPDR Russell Small Cap Completeness ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,220,005	$4,130,807	$897,230	$752,127	$4,246,724	$3,486,473	$2,961,665	$3,540,651	$1,403,155	$919,986
Net realized gain (loss) on investments and foreign currency transactions	7,131,231	9,123,087	3,720,837	5,348,946	8,097,366	(2,701,457)	(714,178)	16,647,674	1,560,939	3,631,649
Net change in unrealized appreciation (depreciation) on investments	69,916,560	(8,786,745)	3,463,202	(4,297,173)	22,431,083	16,076,175	24,396,930	(15,217,974)	15,846,181	(7,492,221)

Net increase (decrease) in net assets resulting from operations	86,267,796	4,467,149	8,081,269	1,803,900	34,775,173	16,861,191	26,644,417	4,970,351	18,810,275	(2,940,586)

Net equalization credits and charges (Note 2)	(6,723)	449,967	(7,810)	1,129	(39,679)	41,336	50,051	(132,046)	2,971	305

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,115,269)	(4,394,238)	(898,241)	(729,312)	(4,147,006)	(3,532,003)	(3,121,300)	(3,345,581)	(1,414,171)	(931,681)
Net realized gains	—	—	—	—	—	—	—	—	(555,407)	—

Total distributions to shareholders	(9,115,269)	(4,394,238)	(898,241)	(729,312)	(4,147,006)	(3,532,003)	(3,121,300)	(3,345,581)	(1,969,578)	(931,681)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	11,658,517	261,016,427	—	20,974,824	13,555,991	25,926,694	42,900,059	—	7,274,232	5,697,898
Cost of shares redeemed	(15,670,583)	(28,506,737)	(10,973,686)	(17,865,138)	(16,098,016)	(12,300,602)	(8,174,804)	(75,222,569)	—	(11,260,897)
Net income equalization (Note 2)	6,723	(449,967)	7,810	(1,129)	39,679	(41,336)	(50,051)	132,046	(2,971)	(305)

Net increase (decrease) in net assets from beneficial interest transactions	(4,005,343)	232,059,723	(10,965,876)	3,108,557	(2,502,346)	13,584,756	34,675,204	(75,090,523)	7,271,261	(5,563,304)

Net increase (decrease) in net assets during the year	73,140,461	232,582,601	(3,790,658)	4,184,274	28,086,142	26,955,280	58,248,372	(73,597,799)	24,114,929	(9,435,266)
Net assets at beginning of year	426,108,609	193,526,008	41,437,094	37,252,820	219,540,919	192,585,639	98,120,058	171,717,857	70,893,239	80,328,505

NET ASSETS END OF YEAR (1)	$499,249,070	$426,108,609	$37,646,436	$41,437,094	$247,627,061	$219,540,919	$156,368,430	$98,120,058	$95,008,168	$70,893,239

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	2,550,000	—	350,000	200,000	450,000	550,000	—	100,000	100,000
Shares redeemed	(150,000)	(300,000)	(150,000)	(300,000)	(250,000)	(200,000)	(100,000)	(1,100,000)	—	(200,000)

Net increase (decrease)	(50,000)	2,250,000	(150,000)	50,000	(50,000)	250,000	450,000	(1,100,000)	100,000	(100,000)

(1) Including undistributed (distribution in excess of) net investment income	$69,049	$5,581	$12,873	$16,774	$85,563	$649	$(21,469)	$147,744	$(38,454)	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$756,536	$411,665	$607,986	$448,760	$3,707,358	$1,311,322	$2,104,888	$1,311,179	$2,464,563	$1,911,676
Net realized gain (loss) on investments	5,135,550	(629,729)	2,608,230	824,768	4,357,943	1,627,774	3,180,050	(3,273,099)	10,472,700	2,042,553
Net change in unrealized appreciation (depreciation) on investments	8,380,554	(3,141,012)	3,654,624	(1,066,207)	47,054,274	(3,156,642)	29,545,556	(958,799)	22,659,966	(5,568,215)

Net increase (decrease) in net assets resulting from operations	14,272,640	(3,359,076)	6,870,840	207,321	55,119,575	(217,546)	34,830,494	(2,920,719)	35,597,229	(1,613,986)

Net equalization credits and charges (Note 2)	28,079	(12,015)	32,344	(15,419)	36,525	199,599	68,258	(26,184)	(32,907)	(62,686)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(839,670)	(452,506)	(644,299)	(441,443)	(3,759,285)	(1,491,547)	(2,214,821)	(1,421,931)	(2,507,819)	(1,915,201)

Total distributions to shareholders	(839,670)	(452,506)	(644,299)	(441,443)	(3,759,285)	(1,491,547)	(2,214,821)	(1,421,931)	(2,507,819)	(1,915,201)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	32,529,690	7,274,294	23,272,892	4,846,941	82,179,985	113,978,100	54,306,018	10,339,216	28,493,086	25,390,475
Cost of shares redeemed	(17,906,541)	(14,656,114)	(3,432,106)	(5,269,214)	—	(6,479,908)	(12,275,270)	(42,075,299)	(12,131,242)	(25,509,619)
Net income equalization (Note 2)	(28,079)	12,015	(32,344)	15,419	(36,525)	(199,599)	(68,258)	26,184	32,907	62,686

Net increase (decrease) in net assets from beneficial interest transactions	14,595,070	(7,369,805)	19,808,442	(406,854)	82,143,460	107,298,593	41,962,490	(31,709,899)	16,394,751	(56,458)

Net increase (decrease) in net assets during the year	28,056,119	(11,193,402)	26,067,327	(656,395)	133,540,275	105,789,099	74,646,421	(36,078,733)	49,451,254	(3,648,331)
Net assets at beginning of year	62,947,095	74,140,497	22,214,526	22,870,921	183,382,053	77,592,954	151,353,531	187,432,264	121,200,811	124,849,142

NET ASSETS END OF YEAR (1)	$91,003,214	$62,947,095	$48,281,853	$22,214,526	$316,922,328	$183,382,053	$225,999,952	$151,353,531	$170,652,065	$121,200,811

SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	100,000	350,000	100,000	1,050,000	1,600,000	400,000	100,000	350,000	350,000
Shares redeemed	(200,000)	(200,000)	(50,000)	(100,000)	—	(100,000)	(100,000)	(400,000)	(150,000)	(400,000)

Net increase (decrease)	150,000	(100,000)	300,000	—	1,050,000	1,500,000	300,000	(300,000)	200,000	(50,000)

(1) Including undistributed (distribution in excess of) net investment income	$(83,134)	$—	$(29,591)	$7,317	$(92,590)	$—	$(151,155)	$(30)	$(69,849)	$2,041

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF		SPDR S&P Capital Markets ETF		SPDR S&P Insurance ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,314,311	$2,531,741	$50,071,544	$41,426,732	$36,894,609	$25,373,194	$1,211,342	$817,644	$3,678,575	$2,336,093
Net realized gain (loss) on investments and foreign currency transactions	(3,167,158)	(3,335,452)	46,699,500	24,684,854	102,310,510	(309,216,318)	(1,783,997)	(23,649,554)	39,211,009	(24,332,654)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	15,524,507	(15,594,251)	37,967,436	133,961,050	362,678,364	140,087,935	7,261,725	13,837,420	10,122,929	13,606,264

Net increase (decrease) in net assets resulting from operations	14,671,660	(16,397,962)	134,738,480	200,072,636	501,883,483	(143,755,189)	6,689,070	(8,994,490)	53,012,513	(8,390,297)

Net equalization credits and charges (Note 2)	(100,446)	(75,487)	203,883	698,627	1,357,506	(1,430,145)	93,037	(98,339)	234,659	(170,856)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,254,743)	(2,227,067)	(62,107,106)	(51,476,711)	(39,477,498)	(24,865,506)	(1,365,193)	(860,313)	(4,066,305)	(2,097,855)

Total distributions to shareholders	(2,254,743)	(2,227,067)	(62,107,106)	(51,476,711)	(39,477,498)	(24,865,506)	(1,365,193)	(860,313)	(4,066,305)	(2,097,855)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	398,582,639	501,811,785	1,588,267,794	3,384,569,461	100,428,390	71,684,881	592,150,045	500,701,017
Cost of shares redeemed	(16,400,290)	(37,957,764)	(250,035,443)	(247,741,681)	(1,212,009,036)	(3,449,976,308)	(61,108,970)	(107,693,287)	(416,020,200)	(611,411,776)
Net income equalization (Note 2)	100,446	75,487	(203,883)	(698,627)	(1,357,506)	1,430,145	(93,037)	98,339	(234,659)	170,856

Net increase (decrease) in net assets from beneficial interest transactions	(16,299,844)	(37,882,277)	148,343,313	253,371,477	374,901,252	(63,976,702)	39,226,383	(35,910,067)	175,895,186	(110,539,903)

Net increase (decrease) in net assets during the year	(3,983,373)	(56,582,793)	221,178,570	402,666,029	838,664,743	(234,027,542)	44,643,297	(45,863,209)	225,076,053	(121,198,911)
Net assets at beginning of year	92,203,358	148,786,151	1,959,751,783	1,557,085,754	1,450,630,394	1,684,657,936	23,263,481	69,126,690	93,698,162	214,897,073

NET ASSETS END OF YEAR (1)	$88,219,985	$92,203,358	$2,180,930,353	$1,959,751,783	$2,289,295,137	$1,450,630,394	$67,906,778	$23,263,481	$318,774,215	$93,698,162

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	5,250,000	7,450,000	63,250,000	166,350,000	2,800,000	2,450,000	11,750,000	13,650,000
Shares redeemed	(300,000)	(700,000)	(3,400,000)	(3,950,000)	(49,200,000)	(170,750,000)	(1,850,000)	(3,650,000)	(8,150,000)	(16,500,000)

Net increase (decrease)	(300,000)	(700,000)	1,850,000	3,500,000	14,050,000	(4,400,000)	950,000	(1,200,000)	3,600,000	(2,850,000)

(1) Including undistributed (distribution in excess of) net investment income	$105,801	$66,817	$(12,015,410)	$(151)	$(638,169)	$1,944,720	$(132,954)	$74,388	$(136,823)	$250,907

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Mortgage Finance ETF		SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF		SPDR S&P Aerospace & Defense ETF
										For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/28/11*-
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$114,108	$76,410	$26,529,555	$13,593,141	$1,850,814	$1,384,381	$296,564,224	$261,591,734	$254,781	$99,854
Net realized gain (loss) on investments	286,287	(961,018)	135,082,674	(8,137,780)	11,623,804	(5,802,619)	282,096,091	245,169,450	1,002,728	202,475
Net change in unrealized appreciation (depreciation) on investments	796,833	987,906	140,744,436	76,282,609	13,318,511	(1,371,092)	1,465,368,063	99,034,538	2,896,975	875,866

Net increase (decrease) in net assets resulting from operations	1,197,228	103,298	302,356,665	81,737,970	26,793,129	(5,789,330)	2,044,028,378	605,795,722	4,154,484	1,178,195

Net equalization credits and charges (Note 2)	6,997	—	594,814	645,878	(22,995)	(23,994)	2,397,173	8,633,086	1,165	(339)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(120,472)	(74,216)	(26,435,470)	(14,745,467)	(1,796,054)	(1,408,564)	(304,424,904)	(269,726,465)	(256,804)	(100,392)
Net realized gains	—	—	—	—	—	—	—	—	(85,206)	—

Total distributions to shareholders	(120,472)	(74,216)	(26,435,470)	(14,745,467)	(1,796,054)	(1,408,564)	(304,424,904)	(269,726,465)	(342,010)	(100,392)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,548,018	—	3,147,979,327	3,325,683,791	3,269,171	15,551,641	1,846,412,604	3,804,836,094	—	16,145,781
Cost of shares redeemed	—	—	(2,821,063,468)	(2,783,712,798)	(16,890,687)	(47,819,613)	(772,535,005)	(999,839,688)	(3,198,676)	(2,492,624)
Net income equalization (Note 2)	(6,997)	—	(594,814)	(645,878)	22,995	23,994	(2,397,173)	(8,633,086)	(1,165)	339

Net increase (decrease) in net assets from beneficial interest transactions	2,541,021	—	326,321,045	541,325,115	(13,598,521)	(32,243,978)	1,071,480,426	2,796,363,320	(3,199,841)	13,653,496

Net increase (decrease) in net assets during the year	3,624,774	29,082	602,837,054	608,963,496	11,375,559	(39,465,866)	2,813,481,073	3,141,065,663	613,798	14,730,960
Net assets at beginning of year	3,866,797	3,837,715	1,167,652,955	558,689,459	166,653,138	206,119,004	9,123,307,443	5,982,241,780	14,730,960	—

NET ASSETS END OF YEAR (1)	$7,491,571	$3,866,797	$1,770,490,009	$1,167,652,955	$178,028,697	$166,653,138	$11,936,788,516	$9,123,307,443	$15,344,758	$14,730,960

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	—	105,700,000	133,600,000	50,000	250,000	28,800,000	71,650,000	—	300,000
Shares redeemed	—	—	(96,100,000)	(112,850,000)	(250,000)	(800,000)	(12,950,000)	(18,400,000)	(50,000)	(50,000)

Net increase (decrease)	50,000	—	9,600,000	20,750,000	(200,000)	(550,000)	15,850,000	53,250,000	(50,000)	250,000

(1) Including undistributed (distribution in excess of) net investment income	$(3,168)	$3,195	$251,829	$349,217	$58,063	$(29)	$(7,860,680)	$—	$(2,023)	$—

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Biotech ETF		SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF		SPDR S&P Metals & Mining ETF
						For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/28/11*-	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,209,321	$(750,375)	$73,610	$43,324	$137,347	$26,248	$13,061,879	$12,922,621	$11,825,431	$8,544,811
Net realized gain (loss) on investments	122,697,952	68,481,476	923,106	760,343	2,398,954	467,395	431,833,810	147,157,774	(115,565,873)	(215,076,622)
Net change in unrealized appreciation (depreciation) on investments	(10,500,755)	9,116,867	888,820	163,732	3,408,645	550,102	148,788,681	30,905,609	(40,842,152)	(263,538,536)

Net increase (decrease) in net assets resulting from operations	114,406,518	76,847,968	1,885,536	967,399	5,944,946	1,043,745	593,684,370	190,986,004	(144,582,594)	(470,070,347)

Net equalization credits and charges (Note 2)	(69,776)	542,426	(1,238)	(484)	12,401	21	661,096	637,765	226,369	(402,237)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,102,827)	—	(73,156)	(38,785)	(139,824)	(24,282)	(13,639,867)	(13,716,137)	(12,248,323)	(8,231,843)
Net realized gains	—	—	(307,664)	(70,845)	(405,154)	—	—	—	—	—

Total distributions to shareholders	(2,102,827)	—	(380,820)	(109,630)	(544,978)	(24,282)	(13,639,867)	(13,716,137)	(12,248,323)	(8,231,843)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,093,086,996	593,826,223	3,016,365	10,099,145	53,548,175	11,109,362	3,361,770,329	3,121,179,045	2,527,844,702	4,958,888,773
Cost of shares redeemed	(996,989,207)	(671,860,849)	(8,430,603)	(7,322,085)	(23,723,912)	(2,827,334)	(2,787,909,693)	(2,751,427,523)	(2,529,753,420)	(4,842,095,682)
Net income equalization (Note 2)	69,776	(542,426)	1,238	484	(12,401)	(21)	(661,096)	(637,765)	(226,369)	402,237

Net increase (decrease) in net assets from beneficial interest transactions	96,167,565	(78,577,052)	(5,413,000)	2,777,544	29,811,862	8,282,007	573,199,540	369,113,757	(2,135,087)	117,195,328

Net increase (decrease) in net assets during the year	208,401,480	(1,186,658)	(3,909,522)	3,634,829	35,224,231	9,301,491	1,153,905,139	547,021,389	(158,739,635)	(361,509,099)
Net assets at beginning of year	641,452,005	642,638,663	22,918,501	19,283,672	9,301,491	—	1,321,402,038	774,380,649	769,679,642	1,131,188,741

NET ASSETS END OF YEAR (1)	$849,853,485	$641,452,005	$19,008,979	$22,918,501	$44,525,722	$9,301,491	$2,475,307,177	$1,321,402,038	$610,940,007	$769,679,642

SHARES OF BENEFICIAL INTEREST:
Shares sold	11,450,000	8,050,000	50,000	200,000	750,000	200,000	126,100,000	164,100,000	61,050,000	96,350,000
Shares redeemed	(10,600,000)	(9,600,000)	(150,000)	(150,000)	(350,000)	(50,000)	(103,900,000)	(145,150,000)	(61,200,000)	(94,100,000)

Net increase (decrease)	850,000	(1,550,000)	(100,000)	50,000	400,000	150,000	22,200,000	18,950,000	(150,000)	2,250,000

(1) Including undistributed (distribution in excess of) net investment income	$(400,314)	$—	$(11,465)	$5,021	$(511)	$1,966	$(577,988)	$—	$(91,555)	$480,827

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,228,681	$1,342,707	$11,863,613	$7,117,673	$7,581,843	$2,530,766	$12,174,082	$7,655,624	$344,784	$479,248
Net realized gain (loss) on investments	18,768,819	4,738,646	70,622,405	(56,699,273)	57,617,986	21,577,201	138,771,529	63,503,674	3,814,240	(16,775,557)
Net change in unrealized appreciation (depreciation) on investments	45,779,445	(117,397,531)	36,879,182	(132,972,116)	1,417,389	35,531,916	41,104,242	(52,761,882)	6,326,871	(3,936,228)

Net increase (decrease) in net assets resulting from operations	66,776,945	(111,316,178)	119,365,200	(182,553,716)	66,617,218	59,639,883	192,049,853	18,397,416	10,485,895	(20,232,537)

Net equalization credits and charges (Note 2)	(19,344)	(7,603)	679,792	141,307	(90,479)	149,285	(303,587)	344,544	(32,122)	(19,156)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,235,886)	(1,325,420)	(12,594,981)	(7,389,791)	(7,519,001)	(2,797,862)	(11,724,827)	(7,667,018)	(317,050)	(460,261)
Net realized gains	—	—	—	—	—	(419,092)	—	—	—	—

Total distributions to shareholders	(2,235,886)	(1,325,420)	(12,594,981)	(7,389,791)	(7,519,001)	(3,216,954)	(11,724,827)	(7,667,018)	(317,050)	(460,261)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	324,383,290	262,772,380	8,242,814,327	9,735,660,439	154,764,199	263,960,676	11,828,548,475	14,428,165,620	248,745,935	287,873,381
Cost of shares redeemed	(377,567,538)	(390,608,855)	(8,357,479,239)	(9,272,446,311)	(213,939,176)	(92,888,386)	(11,553,889,810)	(14,266,849,435)	(246,171,174)	(344,070,246)
Net income equalization (Note 2)	19,344	7,603	(679,792)	(141,307)	90,479	(149,285)	303,587	(344,544)	32,122	19,156

Net increase (decrease) in net assets from beneficial interest transactions	(53,164,904)	(127,828,872)	(115,344,704)	463,072,821	(59,084,498)	170,923,005	274,962,252	160,971,641	2,606,883	(56,177,709)

Net increase (decrease) in net assets during the year	11,356,811	(240,478,073)	(7,894,693)	273,270,621	(76,760)	227,495,219	454,983,691	172,046,583	12,743,606	(76,889,663)
Net assets at beginning of year	248,971,820	489,449,893	866,841,784	593,571,163	471,793,035	244,297,816	720,211,521	548,164,938	37,951,775	114,841,438

NET ASSETS END OF YEAR (1)	$260,328,631	$248,971,820	$858,947,091	$866,841,784	$471,716,275	$471,793,035	$1,175,195,212	$720,211,521	$50,695,381	$37,951,775

SHARES OF BENEFICIAL INTEREST:
Shares sold	8,850,000	7,800,000	146,550,000	181,800,000	2,400,000	4,900,000	176,950,000	265,200,000	5,450,000	6,200,000
Shares redeemed	(10,300,000)	(11,500,000)	(149,000,000)	(174,700,000)	(3,650,000)	(1,750,000)	(173,800,000)	(263,250,000)	(5,350,000)	(7,400,000)

Net increase (decrease)	(1,450,000)	(3,700,000)	(2,450,000)	7,100,000	(1,250,000)	3,150,000	3,150,000	1,950,000	100,000	(1,200,000)

(1) Including undistributed (distribution in excess of) net investment income	$10,082	$17,287	$(1,294,805)	$—	$62,842	$—	$449,255	$—	$(10,313)	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

							SPDR S&P	SPDR S&P	SPDR Russell
							1500 Momentum	1500 Value	1000 Low
	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		Tilt ETF	Tilt ETF	Volatility ETF
		For the Period					For the Period	For the Period	For the Period
	Year Ended	9/28/11*-	Year Ended	Year Ended	Year Ended	Year Ended	10/24/12*-	10/24/12*-	2/20/13*-
	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/12	6/30/13	6/30/13	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$178,655	$39,277	$113,527	$68,054	$160,680	$60,688	$97,754	$94,932	$64,973
Net realized gain (loss) on investments	1,648,517	746,478	(436,310)	(779,291)	1,415,309	(961,532)	(119,903)	121,175	36,801
Net change in unrealized appreciation (depreciation) on investments	1,196,674	853,779	1,196,579	(1,136,396)	4,423,648	(391,058)	1,061,693	909,738	118,351

Net increase (decrease) in net assets resulting from operations	3,023,846	1,639,534	873,796	(1,847,633)	5,999,637	(1,291,902)	1,039,544	1,125,845	220,125

Net equalization credits and charges (Note 2)	(16,706)	(2,016)	(16,536)	(10,206)	9,282	(2,511)	7,724	—	13,205

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(164,028)	(37,786)	(122,407)	(56,064)	(169,421)	(58,282)	(104,032)	(93,054)	(71,915)
Net realized gains	(293,905)	—	—	—	—	—	—	—	—

Total distributions to shareholders	(457,933)	(37,786)	(122,407)	(56,064)	(169,421)	(58,282)	(104,032)	(93,054)	(71,915)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	19,902,446	2,438,879	4,644,593	33,883,175	—	9,234,325	6,000,000	9,273,584
Cost of shares redeemed	(6,431,068)	(3,058,936)	—	(8,944,593)	(5,693,131)	(2,181,987)	—	—	—
Net income equalization (Note 2)	16,706	2,016	16,536	10,206	(9,282)	2,511	(7,724)	—	(13,205)

Net increase (decrease) in net assets from beneficial interest transactions	(6,414,362)	16,845,526	2,455,415	(4,289,794)	28,180,762	(2,179,476)	9,226,601	6,000,000	9,260,379

Net increase (decrease) in net assets during the year	(3,865,155)	18,445,258	3,190,268	(6,203,697)	34,020,260	(3,532,171)	10,169,837	7,032,791	9,421,794
Net assets at beginning of year	18,445,258	—	4,114,353	10,318,050	12,390,836	15,923,007	—	—	—

NET ASSETS END OF YEAR (1)	$14,580,103	$18,445,258	$7,304,621	$4,114,353	$46,411,096	$12,390,836	$10,169,837	$7,032,791	$9,421,794

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	350,000	50,000	100,000	550,000	—	150,000	100,000	150,000
Shares redeemed	(100,000)	(50,000)	—	(200,000)	(100,000)	(50,000)	—	—	—

Net increase (decrease)	(100,000)	300,000	50,000	(100,000)	450,000	(50,000)	150,000	100,000	150,000

(1) Including undistributed (distribution in excess of) net investment income	$(4,917)	$1,491	$—	$—	$(6,335)	$2,406	$(6,642)	$1,467	$(6,942)

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell
	2000 Low
	Volatility ETF	SPDR Wells Fargo Preferred Stock ETF
	For the Period
	2/20/13*-	Year Ended	Year Ended
	6/30/13	6/30/13	6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,264	$20,971,749	$10,668,940
Net realized gain (loss) on investments	65,325	(1,619,738)	(1,246,149)
Net change in unrealized appreciation (depreciation) on investments	193,946	(15,094,379)	1,465,698

Net increase in net assets resulting from operations	347,535	4,257,632	10,888,489

Net equalization credits and charges (Note 2)	7,931	447,515	628,830

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(77,560)	(21,324,457)	(10,454,723)

Total distributions to shareholders	(77,560)	(21,324,457)	(10,454,723)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,071,798	208,298,716	156,456,286
Cost of shares redeemed	—	(82,747,868)	(22,325,527)
Net income equalization (Note 2)	(7,931)	(447,515)	(628,830)

Net increase (decrease) in net assets from beneficial interest transactions	9,063,867	125,103,333	133,501,929

Net increase in net assets during the year	9,341,773	108,484,023	134,564,525
Net assets at beginning of year	—	253,173,642	118,609,117

NET ASSETS END OF YEAR (1)	$9,341,773	$361,657,665	$253,173,642

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	4,550,000	3,500,000
Shares redeemed	—	(1,850,000)	(500,000)

Net increase (decrease)	150,000	2,700,000	3,000,000

(1) Including undistributed (distribution in excess of) net investment income	$10,704	$1,192,969	$626,792

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 3000 ETF						SPDR Russell 1000 ETF						SPDR S&P 500 Growth ETF
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13		6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11		6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$101.45		$99.24	$76.77	$67.33	$93.41	$63.75	$62.09	$48.17		$42.69	$59.55	$63.63	$60.18	$45.21	$39.70	$54.02

Income (loss) from investment operations:
Net investment income (loss) (1)	2.25		1.90	1.59	1.41	1.66	1.46	1.21	1.04		0.93	1.09	1.25	1.01	0.67	0.39	0.52

Net realized and unrealized gain (loss) (2)	18.83		1.89	22.46	9.36	(26.18)	11.56	1.62	13.92		5.38	(17.02)	9.19	3.45	14.96	5.52	(14.31)

Total from investment operations	21.08		3.79	24.05	10.77	(24.52)	13.02	2.83	14.96		6.31	(15.93)	10.44	4.46	15.63	5.91	(13.79)

Net equalization credits and charges (1)	(0.00	)(3)	0.21	(0.01)	(0.03)	0.09	(0.01)	0.00 (3)	(0.00	)(3)	(0.02)	0.21	(0.01)	0.01	0.00 (3)	—	(0.03)

Distributions to shareholders from:
Net investment income	(2.23)		(1.79)	(1.57)	(1.30)	(1.65)	(1.47)	(1.17)	(1.04)		(0.81)	(1.14)	(1.23)	(1.02)	(0.66)	(0.37)	(0.50)

Return of capital	—		—	—	—	—	—	—	—		—	—	—	—	—	(0.03)	—

Total distributions	(2.23)		(1.79)	(1.57)	(1.30)	(1.65)	(1.47)	(1.17)	(1.04)		(0.81)	(1.14)	(1.23)	(1.02)	(0.66)	(0.40)	(0.50)

Net asset value, end of period	$120.30		$101.45	$99.24	$76.77	$67.33	$75.29	$63.75	$62.09		$48.17	$42.69	$72.83	$63.63	$60.18	$45.21	$39.70

Total return (4)	20.91%		4.16%	31.45%	15.87%	(26.18)%	20.56%	4.69%	31.17%		14.67%	(26.44)%	16.49%	7.54%	34.65%	14.83%	(25.58)%
Net assets, end of period (in 000’s)	$499,249		$426,109	$193,526	$157,382	$158,238	$37,646	$41,437	$37,253		$33,720	$38,419	$247,627	$219,541	$192,586	$167,284	$154,817
Ratio of expenses to average net assets	0.20%		0.20%	0.22%	0.20%	0.21%	0.20%	0.20%	0.22%		0.20%	0.23%	0.20%	0.20%	0.22%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.03%		1.97%	1.73%	1.76%	2.42%	2.11%	1.99%	1.80%		1.84%	2.63%	1.83%	1.69%	1.22%	0.83%	1.27%
Portfolio turnover rate (5)	1%		3%	2%	2%	10%	6%	4%	5%		5%	10%	26%	21%	46%	15%	32%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Value ETF					SPDR Russell Small Cap Completeness ETF					SPDR S&P 400 Mid Cap Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$67.63	$67.32	$54.02	$48.38	$69.18	$61.65	$64.26	$46.60	$36.78	$52.05	$78.68	$82.38	$57.07	$45.20	$62.82

Income (loss) from investment operations:
Net investment income (loss) (1)	1.85	1.52	1.51	1.51	1.93	1.18	0.80	0.76	0.69	0.74	0.94	0.50	0.36	0.30	0.33

Net realized and unrealized gain (loss) (2)	14.66	0.32	13.19	5.54	(20.78)	14.85	(2.60)	17.65	9.67	(15.32)	17.14	(3.62)	25.31	11.84	(17.64)

Total from investment operations	16.51	1.84	14.70	7.05	(18.85)	16.03	(1.80)	18.41	10.36	(14.58)	18.08	(3.12)	25.67	12.14	(17.31)

Net equalization credits and charges (1)	0.03	(0.06)	0.11	(0.03)	0.07	0.00 (3)	0.00 (3)	0.01	0.04	0.06	0.04	(0.01)	(0.01)	0.01	0.01

Distributions to shareholders from:
Net investment income	(1.91)	(1.47)	(1.51)	(1.38)	(2.02)	(1.19)	(0.81)	(0.76)	(0.58)	(0.75)	(1.01)	(0.57)	(0.35)	(0.28)	(0.32)

Net realized gains	—	—	—	—	—	(0.48)	—	—	—	—	—	—	—	—	—

Total distributions	(1.91)	(1.47)	(1.51)	(1.38)	(2.02)	(1.67)	(0.81)	(0.76)	(0.58)	(0.75)	(1.01)	(0.57)	(0.35)	(0.28)	(0.32)

Net asset value, end of period	$82.26	$67.63	$67.32	$54.02	$48.38	$76.01	$61.65	$64.26	$46.60	$36.78	$95.79	$78.68	$82.38	$57.07	$45.20

Total return (4)	24.70%	2.81%	27.58%	14.39%	(27.33)%	26.19%	(2.73)%	39.67%	28.26%	(27.89)%	22.96%	(3.66)%	45.01%	26.86%	(27.51)%
Net assets, end of period (in 000’s)	$156,368	$98,120	$171,718	$99,985	$99,221	$95,008	$70,893	$80,329	$53,585	$31,260	$91,003	$62,947	$74,140	$59,923	$42,939
Ratio of expenses to average net assets	0.20%	0.20%	0.22%	0.20%	0.21%	0.25%	0.25%	0.27%	0.26%	0.30%	0.25%	0.25%	0.28%	0.26%	0.28%
Ratio of net investment income (loss) to average net assets	2.45%	2.37%	2.36%	2.66%	3.73%	1.71%	1.34%	1.31%	1.47%	2.02%	1.07%	0.65%	0.50%	0.52%	0.75%
Portfolio turnover rate (5)	30%	25%	41%	15%	36%	29%	20%	23%	31%	58%	43%	33%	88%	45%	74%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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315

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF					SPDR S&P 600 Small Cap ETF					SPDR S&P 600 Small Cap Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11		6/30/10		6/30/09

Net asset value, beginning of period	$55.54	$57.18	$44.81	$35.29	$50.34	$70.53	$70.54	$51.57	$41.18	$55.27	$121.07	$120.92	$82.62		$67.19		$90.65

Income (loss) from investment operations:
Net investment income (loss) (1)	1.23	0.97	1.05	1.17	1.30	1.19	0.95	0.70	0.67	0.86	1.57	0.97	0.61		0.26		0.56

Net realized and unrealized gain (loss) (2)	13.39	(1.60)	12.42	9.32	(14.89)	16.31	(0.20)	19.03	10.28	(14.20)	24.73	0.28	38.10		15.35		(23.51)

Total from investment operations	14.62	(0.63)	13.47	10.49	(13.59)	17.50	0.75	19.73	10.95	(13.34)	26.30	1.25	38.71		15.61		(22.95)

Net equalization credits and charges (1)	0.07	(0.03)	(0.03)	0.08	(0.09)	0.01	0.14	(0.01)	0.01	0.06	0.05	(0.02)	(0.00	)(3)	(0.00	)(3)	0.04

Distributions to shareholders from:
Net investment income	(1.26)	(0.98)	(1.07)	(0.85)	(1.37)	(1.21)	(0.90)	(0.71)	(0.57)	(0.81)	(1.62)	(1.08)	(0.57)		(0.18)		(0.55)

Net realized gains	—	—	—	—	—	—	—	(0.04)	—	—	—	—	—		—		—

Return of capital	—	—	—	(0.20)	—	—	—	—	—	—	—	—	—		—		—

Total distributions	(1.26)	(0.98)	(1.07)	(1.05)	(1.37)	(1.21)	(0.90)	(0.75)	(0.57)	(0.81)	(1.62)	(1.08)	(0.57)		(0.18)		(0.55)

Voluntary contribution from Adviser	—	—	—	—	—	—	—	—	—	—	—	—	0.16		—		—

Net asset value, end of period	$68.97	$55.54	$57.18	$44.81	$35.29	$86.83	$70.53	$70.54	$51.57	$41.18	$145.80	$121.07	$120.92		$82.62		$67.19

Total return (4)	26.42%	(0.82)%	30.15%	29.92%	(27.27)%	24.98%	1.35%	38.37%	26.57%	(23.98)%	21.89%	1.07%	47.08	%(5)	23.22%		(25.21)%
Net assets, end of period (in 000’s)	$48,282	$22,215	$22,871	$20,164	$8,823	$316,922	$183,382	$77,593	$51,570	$22,651	$226,000	$151,354	$187,432		$123,946		$94,077
Ratio of expenses to average net assets	0.25%	0.25%	0.28%	0.26%	0.34%	0.20%	0.20%	0.24%	0.26%	0.32%	0.25%	0.25%	0.27%		0.25%		0.26%
Ratio of net investment income (loss) to average net assets	1.94%	1.81%	2.00%	2.56%	3.52%	1.52%	1.40%	1.11%	1.27%	2.16%	1.19%	0.85%	0.58%		0.31%		0.88%
Portfolio turnover rate (6)	33%	28%	82%	50%	73%	11%	13%	82%	20%	28%	45%	37%	102%		34%		42%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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317

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF					SPDR Global Dow ETF					SPDR Dow Jones REIT ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$71.24	$71.29	$55.88	$43.64	$57.92	$51.21	$59.50	$48.39	$47.27	$66.79	$72.90	$66.59	$51.05	$34.00	$65.40

Income (loss) from investment operations:
Net investment income (loss) (1)	1.37	1.09	1.03	1.30	1.52	1.41	1.29	1.54	1.33	1.64	1.85	1.71	1.47	1.39	1.91

Net realized and unrealized gain (loss) (2)	18.57	0.01	15.55	11.96	(14.33)	7.67	(8.35)	10.91	1.21	(19.47)	3.44	6.67	15.98	17.37	(31.15)

Total from investment operations	19.94	1.10	16.58	13.26	(12.81)	9.08	(7.06)	12.45	2.54	(17.83)	5.29	8.38	17.45	18.76	(29.24)

Net equalization credits and charges (1)	(0.02)	(0.04)	(0.07)	0.06	(0.02)	(0.06)	(0.04)	0.07	0.01	(0.09)	0.01	0.03	0.02	0.01	0.11

Distributions to shareholders from:
Net investment income	(1.41)	(1.11)	(1.10)	(1.08)	(1.28)	(1.44)	(1.19)	(1.41)	(1.43)	(1.60)	(2.29)	(2.10)	(1.93)	(1.72)	(2.27)

Net realized gains	—	—	—	—	(0.17)	—	—	—	—	—	—	—	—	—	—

Total distributions	(1.41)	(1.11)	(1.10)	(1.08)	(1.45)	(1.44)	(1.19)	(1.41)	(1.43)	(1.60)	(2.29)	(2.10)	(1.93)	(1.72)	(2.27)

Net asset value, end of period	$89.75	$71.24	$71.29	$55.88	$43.64	$58.79	$51.21	$59.50	$48.39	$47.27	$75.91	$72.90	$66.59	$51.05	$34.00

Total return (3)	28.17%	1.61%	29.68%	30.49%	(22.20)%	17.68%	(11.90)%	25.99%	5.10%	(26.89)%	7.36%	13.05%	34.55%	55.42%	(44.96)%
Net assets, end of period (in 000’s)	$170,652	$121,201	$124,849	$142,564	$69,885	$88,220	$92,203	$148,786	$79,871	$70,923	$2,180,930	$1,959,752	$1,557,086	$1,137,458	$908,890
Ratio of expenses to average net assets	0.25%	0.25%	0.27%	0.26%	0.27%	0.50%	0.50%	0.52%	0.50%	0.51%	0.25%	0.25%	0.26%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.72%	1.60%	1.56%	2.29%	3.32%	2.50%	2.44%	2.66%	2.45%	3.20%	2.45%	2.60%	2.40%	2.94%	4.58%
Portfolio turnover rate (4)	39%	34%	88%	35%	38%	13%	11%	108%	6%	10%	7%	7%	10%	10%	15%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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319

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF					SPDR S&P Capital Markets ETF					SPDR S&P Insurance ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$22.05	$24.00	$22.90	$18.08	$28.58	$31.02	$35.45	$31.10	$33.41	$45.12	$40.74	$41.73	$35.26	$26.52	$40.89

Income (loss) from investment operations:
Net investment income (loss) (1)	0.52	0.41	0.23	0.18	0.94	1.16	0.73	0.73	0.22	0.52	0.98	0.69	0.67	0.54	0.67

Net realized and unrealized gain (loss) (2)	6.62	(1.92)	1.08	4.80	(10.67)	9.04	(4.09)	4.36	(2.26)	(11.79)	13.31	(0.98)	6.49	8.67	(14.55)

Total from investment operations	7.14	(1.51)	1.31	4.98	(9.73)	10.20	(3.36)	5.09	(2.04)	(11.27)	14.29	(0.29)	7.16	9.21	(13.88)

Net equalization credits and charges (1)	0.02	(0.02)	(0.01)	—	0.03	0.09	(0.09)	(0.07)	(0.01)	(0.03)	0.06	(0.05)	0.03	(0.02)	0.14

Distributions to shareholders from:
Net investment income	(0.54)	(0.42)	(0.20)	(0.16)	(0.80)	(1.36)	(0.98)	(0.67)	(0.24)	(0.41)	(1.06)	(0.65)	(0.72)	(0.45)	(0.63)

Return of capital	—	—	—	—	—	—	—	—	(0.02)	—	—	—	—	—	—

Total distributions	(0.54)	(0.42)	(0.20)	(0.16)	(0.80)	(1.36)	(0.98)	(0.67)	(0.26)	(0.41)	(1.06)	(0.65)	(0.72)	(0.45)	(0.63)

Net asset value, end of period	$28.67	$22.05	$24.00	$22.90	$18.08	$39.95	$31.02	$35.45	$31.10	$33.41	$54.03	$40.74	$41.73	$35.26	$26.52

Total return (3)	32.76%	(6.22)%	5.63%	27.55%	(34.54)%	33.67%	(9.53)%	16.04%	(6.28)%	(24.98)%	35.60%	(0.65)%	20.35%	34.65%	(33.69)%
Net assets, end of period (in 000’s)	$2,289,295	$1,450,630	$1,684,658	$746,684	$821,694	$67,907	$23,263	$69,127	$51,307	$80,188	$318,774	$93,698	$214,897	$163,972	$139,205
Ratio of expenses to average net assets	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.36%	0.38%	0.35%	0.36%	0.35%	0.35%	0.37%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	2.08%	1.92%	0.92%	0.79%	4.29%	3.11%	2.40%	2.00%	0.60%	1.65%	2.04%	1.82%	1.62%	1.49%	2.56%
Portfolio turnover rate (4)	28%	55%	16%	18%	51%	56%	64%	14%	9%	52%	30%	62%	9%	14%	53%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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321

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Mortgage Finance ETF						SPDR S&P Regional Banking ETF					SPDR Morgan Stanley Technology ETF
					For the
					Period
	Year Ended	Year Ended	Year Ended	Year Ended	4/29/09*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$38.67	$38.38	$39.15	$36.18	$41.19		$27.34	$25.45	$23.05	$18.31	$26.56	$64.09	$65.43	$51.32	$44.96	$55.15

Income (loss) from investment operations:
Net investment income (loss) (1)	1.10	0.76	0.80	0.78	0.15		0.60	0.45	0.37	0.40	0.94	0.75	0.50	0.36	0.23	0.23

Net realized and unrealized gain (loss) (2)	11.20	0.27	(0.40)	3.18	(5.02)		6.49	1.90	2.42	4.66	(8.04)	10.10	(1.30)	14.15	6.39	(10.18)

Total from investment operations	12.30	1.03	0.40	3.96	(4.87)		7.09	2.35	2.79	5.06	(7.10)	10.85	(0.80)	14.51	6.62	(9.95)

Net equalization credits and charges (1)	0.07	—	(0.01)	(0.06)	0.04		0.01	0.02	(0.02)	0.01	0.07	(0.01)	(0.01)	(0.01)	(0.03)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(1.10)	(0.74)	(0.92)	(0.73)	(0.18)		(0.59)	(0.48)	(0.37)	(0.33)	(1.22)	(0.75)	(0.53)	(0.39)	(0.23)	(0.24)

Net realized gains	—	—	(0.24)	(0.20)	—		—	—	—	—	—	—	—	—	—	—

Total distributions	(1.10)	(0.74)	(1.16)	(0.93)	(0.18)		(0.59)	(0.48)	(0.37)	(0.33)	(1.22)	(0.75)	(0.53)	(0.39)	(0.23)	(0.24)

Net asset value, end of period	$49.94	$38.67	$38.38	$39.15	$36.18		$33.85	$27.34	$25.45	$23.05	$18.31	$74.18	$64.09	$65.43	$51.32	$44.96

Total return (4)	32.29%	2.96%	0.77%	10.67%	(11.73)%		26.20%	9.59%	12.00%	27.70%	(27.94)%	16.93%	(1.21)%	28.27%	14.62%	(17.97)%
Net assets, end of period (in 000’s)	$7,492	$3,867	$3,838	$3,915	$5,427		$1,770,490	$1,167,653	$558,689	$703,213	$434,937	$178,029	$166,653	$206,119	$182,188	$197,818
Ratio of expenses to average net assets	0.35%	0.35%	0.36%	0.35%	0.35	%(5)	0.35%	0.35%	0.36%	0.35%	0.35%	0.50%	0.50%	0.53%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.44%	2.22%	1.95%	1.84%	2.38	%(5)	2.04%	1.77%	1.50%	1.72%	3.68%	1.08%	0.79%	0.57%	0.42%	0.56%
Portfolio turnover rate (6)	40%	91%	35%	27%	5%		29%	44%	13%	23%	51%	27%	21%	10%	17%	19%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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323

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF					SPDR S&P Aerospace & Defense ETF			SPDR S&P Biotech ETF						SPDR S&P Health Care Equipment ETF
							For the												For the
							Period												Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/28/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		1/26/11*-
	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09		6/30/13		6/30/12		6/30/11

Net asset value, beginning of period	$55.66	$54.06	$45.13	$37.96	$44.30	$58.92	$50.00		$88.48	$73.03	$51.82	$50.71	$57.47		$57.30		$55.10		$50.37

Income (loss) from investment operations:
Net investment income (loss) (1)	1.79	1.80	1.73	1.71	1.97	1.14	0.52		0.29	(0.11)	(0.20)	(0.12)	0.44		0.23		0.10		0.03

Net realized and unrealized gain (loss) (2)	10.78	1.53	8.80	6.97	(6.47)	18.08	8.90		16.45	15.48	21.42	1.23	(7.23)		6.93		2.35		4.72

Total from investment operations	12.57	3.33	10.53	8.68	(4.50)	19.22	9.42		16.74	15.37	21.22	1.11	(6.79)		7.16		2.45		4.75

Net equalization credits and charges (1)	0.01	0.06	0.14	0.15	0.16	0.01	(0.00	)(3)	(0.01)	0.08	(0.01)	0.00 (3)	0.00	(3)	(0.00	)(3)	(0.00	)(3)	0.00	(3)

Distributions to shareholders from:
Net investment income	(1.83)	(1.79)	(1.74)	(1.57)	(2.00)	(1.09)	(0.50)		(0.29)	—	—	—	(0.16)		(0.22)		(0.09)		(0.02)

Net realized gains	—	—	—	—	—	(0.34)	—		—	—	—	—	—		(0.88)		(0.16)		—

Return of capital	—	—	—	(0.09)	—	—	—		—	—	—	—	—		—		—		—

Total distributions	(1.83)	(1.79)	(1.74)	(1.66)	(2.00)	(1.43)	(0.50)		(0.29)	—	—	—	(0.16)		(1.10)		(0.25)		(0.02)

Voluntary contribution from Adviser	—	—	—	—	—	—	—		—	—	—	—	0.19		—		—		—

Net asset value, end of period	$66.41	$55.66	$54.06	$45.13	$37.96	$76.72	$58.92		$104.92	$88.48	$73.03	$51.82	$50.71		$63.36		$57.30		$55.10

Total return (4)	22.87%	6.46%	23.82%	23.25%	(10.06)%	33.01%	18.86%		18.35%	21.15%	40.92%	2.20%	(11.46	)%(5)	12.70%		4.51%		9.43%
Net assets, end of period (in 000’s)	$11,936,789	$9,123,307	$5,982,242	$1,949,711	$658,655	$15,345	$14,731		$849,853	$641,452	$642,639	$450,860	$428,508		$19,009		$22,919		$19,284
Ratio of expenses to average net assets	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35	%(6)	0.35%	0.35%	0.37%	0.35%	0.35%		0.35%		0.35%		0.35	%(6)
Ratio of net investment income (loss) to average net assets	2.92%	3.34%	3.31%	3.70%	5.10%	1.75%	1.18	%(6)	0.31%	(0.15)%	(0.31)%	(0.23)%	0.83%		0.39%		0.20%		0.12	%(6)
Portfolio turnover rate (7)	44%	94%	52%	44%	105%	34%	23%		61%	61%	74%	80%	78%		34%		42%		21%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (11.79)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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325

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF			SPDR S&P Homebuilders ETF					SPDR S&P Metals & Mining ETF
		For the
		Period
	Year Ended	9/28/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$62.01	$50.00		$21.36	$18.05	$14.32	$11.77	$16.53	$41.49	$69.40	$45.67	$37.07	$94.16

Income (loss) from investment operations:
Net investment income (loss) (1)	0.54	0.19		0.16	0.24	0.13	0.13	0.24	0.61	0.55	0.40	0.38	0.55

Net realized and unrealized gain (loss) (2)	21.02	11.99		8.08	3.29	3.93	2.55	(4.72)	(8.29)	(27.86)	23.76	8.59	(57.11)

Total from investment operations	21.56	12.18		8.24	3.53	4.06	2.68	(4.48)	(7.68)	(27.31)	24.16	8.97	(56.56)

Net equalization credits and charges (1)	0.05	0.00	(3)	0.01	0.01	0.01	(0.01)	0.01	0.01	(0.03)	(0.01)	(0.02)	0.04

Distributions to shareholders from:
Net investment income	(0.63)	(0.17)		(0.16)	(0.23)	(0.34)	(0.12)	(0.29)	(0.62)	(0.57)	(0.42)	(0.35)	(0.57)

Net realized gains	(2.03)	—		—	—	—	—	—	—	—	—	—	—

Total distributions	(2.66)	(0.17)		(0.16)	(0.23)	(0.34)	(0.12)	(0.29)	(0.62)	(0.57)	(0.42)	(0.35)	(0.57)

Net asset value, end of period	$80.96	$62.01		$29.45	$21.36	$18.05	$14.32	$11.77	$33.20	$41.49	$69.40	$45.67	$37.07

Total return (4)	35.66%	24.35%		38.64%	19.85%	28.59%	22.61%	(27.30)%	(18.75)%	(39.46)%	52.93%	24.08%	(59.95)%
Net assets, end of period (in 000’s)	$44,526	$9,301		$2,475,307	$1,321,402	$774,381	$700,790	$556,111	$610,940	$769,680	$1,131,189	$698,812	$602,423
Ratio of expenses to average net assets	0.35%	0.35	%(5)	0.35%	0.35%	0.37%	0.35%	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.75%	0.42	%(5)	0.59%	1.30%	0.78%	0.84%	1.84%	1.45%	1.06%	0.63%	0.78%	1.43%
Portfolio turnover rate (6)	48%	25%		36%	46%	38%	48%	82%	36%	32%	68%	43%	68%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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327

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF								SPDR S&P Oil & Gas Exploration & Production ETF					SPDR S&P Pharmaceuticals ETF
	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	6/30/13		6/30/12	6/30/11	6/30/10		6/30/09		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12	6/30/11		6/30/10	6/30/09

Net asset value, beginning of period	$30.74		$41.48	$25.04	$21.76		$50.90		$50.40	$58.77	$39.02	$31.67	$70.10	$59.34	$50.89	$38.66		$30.00	$31.08

Income (loss) from investment operations:
Net investment income (loss) (1)	0.28		0.14	0.28	0.16		0.18		0.79	0.44	0.48	0.24	0.29	1.17	0.45	0.44		0.38	0.45

Net realized and unrealized gain (loss) (2)	8.41		(10.73)	16.44	3.27		(29.14)		7.79	(8.37)	19.76	7.38	(38.46)	11.02	8.53	12.40		8.56	(1.07)

Total from investment operations	8.69		(10.59)	16.72	3.43		(28.96)		8.58	(7.93)	20.24	7.62	(38.17)	12.19	8.98	12.84		8.94	(0.62)

Net equalization credits and charges (1)	(0.00	)(3)	0.00 (3)	0.02	(0.00	)(3)	(0.00	)(3)	0.05	0.01	(0.01)	(0.04)	0.02	(0.01)	0.03	(0.00	)(3)	0.04	0.03

Distributions to shareholders from:
Net investment income	(0.28)		(0.15)	(0.30)	(0.15)		(0.18)		(0.80)	(0.45)	(0.48)	(0.23)	(0.28)	(1.12)	(0.48)	(0.41)		(0.32)	(0.44)

Net realized gains	—		—	—	—		—		—	—	—	—	—	—	(0.08)	(0.20)		—	(0.05)

Total distributions	(0.28)		(0.15)	(0.30)	(0.15)		(0.18)		(0.80)	(0.45)	(0.48)	(0.23)	(0.28)	(1.12)	(0.56)	(0.61)		(0.32)	(0.49)

Net asset value, end of period	$39.15		$30.74	$41.48	$25.04		$21.76		$58.23	$50.40	$58.77	$39.02	$31.67	$70.40	$59.34	$50.89		$38.66	$30.00

Total return (4)	28.34%		(25.56)%	67.00%	15.71%		(56.87)%		17.18%	(13.49)%	51.84%	23.92%	(54.44)%	20.81%	17.86%	33.35%		30.00%	(1.89)%
Net assets, end of period (in 000’s)	$260,329		$248,972	$489,450	$249,145		$199,101		$858,947	$866,842	$593,571	$536,504	$280,282	$471,716	$471,793	$244,298		$143,064	$40,499
Ratio of expenses to average net assets	0.35%		0.35%	0.37%	0.35%		0.35%		0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35%	0.36%		0.36%	0.36%
Ratio of net investment income (loss) to average net assets	0.77%		0.39%	0.77%	0.56%		0.75%		1.42%	0.82%	0.92%	0.60%	0.82%	1.92%	0.86%	0.96%		1.00%	1.59%
Portfolio turnover rate (5)	31%		30%	96%	39%		42%		40%	42%	87%	33%	45%	44%	31%	50%		47%	80%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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329

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF							SPDR S&P Semiconductor ETF					SPDR S&P Software & Services ETF			SPDR S&P Telecom ETF
														For the				For the
														Period				Period
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/28/11*-		Year Ended	Year Ended	1/26/11*-
	6/30/13	6/30/12	6/30/11	6/30/10		6/30/09		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	6/30/13	6/30/12		6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$59.03	$53.48	$35.65	$27.70		$29.26		$44.65	$56.02	$41.86	$33.86	$41.62	$61.48	$50.00		$41.14	$51.59	$51.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.02	0.60	0.46	0.36		0.40		0.37	0.43	0.21	0.38	0.35	0.77	0.16		1.08	0.44	0.15

Net realized and unrealized gain (loss) (2)	17.60	5.50	17.69	8.30		(1.70)		8.72	(11.41)	14.30	8.01	(7.84)	12.94	11.47		7.86	(10.42)	0.45

Total from investment operations	18.62	6.10	18.15	8.66		(1.30)		9.09	(10.98)	14.51	8.39	(7.49)	13.71	11.63		8.94	(9.98)	0.60

Net equalization credits and charges (1)	(0.03)	0.03	0.14	(0.16)		(0.01)		(0.03)	(0.02)	(0.02)	(0.02)	0.02	(0.07)	(0.01)		(0.16)	(0.07)	0.13

Distributions to shareholders from:
Net investment income	(1.06)	(0.58)	(0.46)	(0.55)		(0.43)		(0.35)	(0.37)	(0.33)	(0.37)	(0.29)	(0.75)	(0.14)		(1.22)	(0.40)	(0.14)

Net realized gains	—	—	—	—		—		—	—	—	—	—	(1.47)	—		—	—	—

Total distributions	(1.06)	(0.58)	(0.46)	(0.55)		(0.43)		(0.35)	(0.37)	(0.33)	(0.37)	(0.29)	(2.22)	(0.14)		(1.22)	(0.40)	(0.14)

Voluntary contribution from Adviser	—	—	—	0.00	(3)	0.18		—	—	—	—	—	—	—		—	—	—

Net asset value, end of period	$76.56	$59.03	$53.48	$35.65		$27.70		$53.36	$44.65	$56.02	$41.86	$33.86	$72.90	$61.48		$48.70	$41.14	$51.59

Total return (4)	31.78%	11.56%	51.46%	30.67	%(5)	(3.61	)%(5)	20.40%	(19.65)%	34.66%	24.66%	(17.88)%	22.66%	23.25%		21.47%	(19.47)%	1.43%
Net assets, end of period (in 000’s)	$1,175,195	$720,212	$548,165	$689,757		$1,018,007		$50,695	$37,952	$114,841	$104,662	$103,282	$14,580	$18,445		$7,305	$4,114	$10,318
Ratio of expenses to average net assets	0.35%	0.35%	0.36%	0.35%		0.35%		0.35%	0.35%	0.37%	0.35%	0.35%	0.35%	0.35	%(6)	0.35%	0.35%	0.35	%(6)
Ratio of net investment income (loss) to average net assets	1.53%	1.10%	1.01%	0.99%		1.61%		0.77%	0.89%	0.40%	0.87%	1.12%	1.18%	0.35	%(6)	2.38%	1.01%	0.67	%(6)
Portfolio turnover rate (7)	29%	39%	69%	26%		69%		38%	36%	88%	19%	41%	37%	32%		42%	50%	64%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (3.62)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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331

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

					SPDR S&P		SPDR S&P		SPDR		SPDR
					1500		1500		Russell		Russell
					Momentum		Value		1000 Low		2000 Low
	SPDR S&P Transportation ETF				Tilt ETF		Tilt ETF		Volatility ETF		Volatility ETF		SPDR Wells Fargo Preferred Stock ETF
			For the		For the		For the		For the		For the					For the
			Period		Period		Period		Period		Period					Period
	Year Ended	Year Ended	1/26/11*-		10/24/12*-		10/24/12*-		2/20/13*-		2/20/13*-		Year Ended	Year Ended	Year Ended	9/16/09*-
	6/30/13	6/30/12	6/30/11		6/30/13		6/30/13		6/30/13		6/30/13		6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$49.56	$53.08	$50.88		$60.00		$60.00		$60.00		$60.00		$45.21	$45.62	$42.15	$40.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.41	0.23	0.09		0.79		0.95		0.55		0.72		2.86	3.09	2.98	2.41

Net realized and unrealized gain (loss) (2)	16.79	(3.51)	2.18		7.75		10.31		2.67		2.07		(1.72)	(0.84)	3.32	0.95

Total from investment operations	17.20	(3.28)	2.27		8.54		11.26		3.22		2.79		1.14	2.25	6.30	3.36

Net equalization credits and charges (1)	0.02	(0.01)	0.03		0.06		—		0.11		0.06		0.06	0.18	0.22	0.63

Distributions to shareholders from:
Net investment income	(0.48)	(0.23)	(0.08)		(0.80)		(0.93)		(0.52)		(0.57)		(2.84)	(2.84)	(3.05)	(1.84)

Return of capital	—	—	(0.02)		—		—		—		—		—	—	—	—

Total distributions	(0.48)	(0.23)	(0.10)		(0.80)		(0.93)		(0.52)		(0.57)		(2.84)	(2.84)	(3.05)	(1.84)

Net asset value, end of period	$66.30	$49.56	$53.08		$67.80		$70.33		$62.81		$62.28		$43.57	$45.21	$45.62	$42.15

Total return (3)	34.87%	(6.14)%	4.52%		14.39%		18.85%		5.55%		4.74%		2.70%	5.70%	15.64%	10.04%
Net assets, end of period (in 000’s)	$46,411	$12,391	$15,923		$10,170		$7,033		$9,422		$9,342		$361,658	$253,174	$118,609	$65,340
Ratio of expenses to average net assets	0.35%	0.35%	0.35	%(4)	0.35	%(4)	0.35	%(4)	0.20	%(4)	0.25	%(4)	0.45%	0.45%	0.46%	0.45	%(4)
Ratio of net investment income (loss) to average net assets	0.68%	0.50%	0.41	%(4)	1.78	%(4)	2.12	%(4)	2.46	%(4)	3.24	%(4)	6.27%	6.99%	6.57%	7.25	%(4)
Portfolio turnover rate (5)	36%	25%	19%		36%		12%		31%		29%		67%	69%	26%	22%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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333

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2013

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2013, the Trust offered sixty-eight (68) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following thirty-eight (38) Funds: SPDR Russell 3000 ETF (formerly SPDR Dow Jones Total Market ETF), SPDR Russell 1000 ETF (formerly SPDR Dow Jones Large Cap ETF), SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Russell Small Cap Completeness ETF (formerly SPDR Dow Jones Mid Cap ETF), SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Mortgage Finance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR Transportation ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR Russell 1000 Low Volatility ETF, SPDR Russell 2000 Low Volatility ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other thirty (30) Funds are included in a separate Annual Report.

Effective July 9, 2013, the SPDR Russell 1000 ETF, SPDR Russell 3000 ETF and SPDR Russell Small Cap Completeness ETF changed their names from SPDR Dow Jones Large Cap ETF, SPDR Dow Jones Total Market ETF and the SPDR Dow Jones Mid Cap ETF, respectively. In addition, the Fund’s benchmark changed from the Dow Jones U.S. Large Cap Total Stock Market Index, Dow Jones U.S. Total Stock Market Index and Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell 1000 Index, Russell 3000 and the Russell Small Cap Completeness Index, respectively.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

334

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

335

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2013:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Russell 3000 ETF	$511,371,664	$242,329	$—	$511,613,993
SPDR Russell 1000 ETF	42,948,380	16,242	—	42,964,622
SPDR S&P 500 Growth ETF	250,735,602	—	—	250,735,602
SPDR S&P 500 Value ETF	159,751,160	—	—	159,751,160
SPDR Russell Small Cap Completeness ETF	101,672,320	344,690	—	102,017,010
SPDR S&P 400 Mid Cap Growth ETF	97,770,017	—	—	97,770,017
SPDR S&P 400 Mid Cap Value ETF	58,666,562	—	—	58,666,562
SPDR S&P 600 Small Cap ETF	343,377,295	—	—	343,377,295
SPDR S&P 600 Small Cap Growth ETF	247,747,263	—	—	247,747,263
SPDR S&P 600 Small Cap Value ETF	182,172,946	—	—	182,172,946
SPDR Global Dow ETF	90,366,146	—	—	90,366,146
SPDR Dow Jones REIT ETF	2,265,752,051	—	—	2,265,752,051
SPDR S&P Bank ETF	2,461,251,811	—	—	2,461,251,811
SPDR S&P Capital Markets ETF	75,646,525	—	—	75,646,525
SPDR S&P Insurance ETF	321,809,154	—	—	321,809,154
SPDR S&P Mortgage Finance ETF	9,594,086	—	—	9,594,086
SPDR S&P Regional Banking ETF	1,834,681,363	—	—	1,834,681,363
SPDR Morgan Stanley Technology ETF	191,883,751	—	—	191,883,751
SPDR S&P Dividend ETF	12,544,403,352	—	—	12,544,403,352
SPDR S&P Aerospace & Defense ETF	19,195,331	—	—	19,195,331
SPDR S&P Biotech ETF	1,003,106,060	21,220,322	—	1,024,326,382
SPDR S&P Health Care Equipment ETF	19,016,299	—	—	19,016,299
SPDR S&P Health Care Services ETF	54,085,215	—	—	54,085,215
SPDR S&P Homebuilders ETF	2,713,409,336	—	—	2,713,409,336
SPDR S&P Metals & Mining ETF	690,672,777	—	—	690,672,777
SPDR S&P Oil & Gas Equipment & Services ETF	279,337,194	—	—	279,337,194
SPDR S&P Oil & Gas Exploration & Production ETF	938,320,853	—	—	938,320,853
SPDR S&P Pharmaceuticals ETF	491,901,154	—	—	491,901,154
SPDR S&P Retail ETF	1,240,300,169	—	—	1,240,300,169
SPDR S&P Semiconductor ETF	55,361,202	—	—	55,361,202
SPDR S&P Software & Services ETF	18,574,299	—	—	18,574,299
SPDR S&P Telecom ETF	7,300,695	—	—	7,300,695
SPDR S&P Transportation ETF	46,456,192	—	—	46,456,192
SPDR S&P 1500 Momentum Tilt ETF	12,654,175	—	—	12,654,175
SPDR S&P 1500 Value Tilt ETF	8,865,362	—	—	8,865,362
SPDR Russell 1000 Low Volatility ETF	9,481,393	—	—	9,481,393
SPDR Russell 2000 Low Volatility ETF	9,175,828	—	—	9,175,828
SPDR Wells Fargo Preferred Stock ETF	428,738,081	—	—	428,738,081

There were no transfers between levels for the period ended June 30, 2013.

336

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

337

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the year ended June 30, 2013, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell 3000 ETF	$5,657,397
SPDR Russell 1000 ETF	3,903,334
SPDR S&P 500 Growth ETF	4,683,920
SPDR S&P 500 Value ETF	2,167,517
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	4,112,982
SPDR S&P 400 Mid Cap Value ETF	805,803
SPDR S&P 600 Small Cap ETF	1,161
SPDR S&P 600 Small Cap Growth ETF	2,191,579
SPDR S&P 600 Small Cap Value ETF	2,534,510
SPDR Global Dow ETF	332,475
SPDR Dow Jones REIT ETF	69,847,754
SPDR S&P Bank ETF	112,706,117
SPDR S&P Capital Markets ETF	1,408,471
SPDR S&P Insurance ETF	42,550,287
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	151,143,847
SPDR Morgan Stanley Technology ETF	3,998,977
SPDR S&P Dividend ETF	130,739,180
SPDR S&P Aerospace & Defense ETF	711,429
SPDR S&P Biotech ETF	178,389,181
SPDR S&P Health Care Equipment ETF	1,084,612
SPDR S&P Health Care Services ETF	1,949,458

338

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR S&P Homebuilders ETF	$476,524,891
SPDR S&P Metals & Mining ETF	45,420,425
SPDR S&P Oil & Gas Equipment & Services ETF	31,045,340
SPDR S&P Oil & Gas Exploration & Production ETF	134,097,178
SPDR S&P Pharmaceuticals ETF	51,471,617
SPDR S&P Retail ETF	170,272,046
SPDR S&P Semiconductor ETF	7,832,734
SPDR S&P Software & Services ETF	1,155,380
SPDR S&P Telecom ETF	191
SPDR S&P Transportation ETF	1,291,713
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR S&P 1500 Value Tilt ETF	—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR Wells Fargo Preferred Stock ETF	3,141,613

At June 30, 2013, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

							Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Russell 3000 ETF	$4,137,267	$—	$—	$1,378,715	$4,870,723	$1,146,926	$—	$—
SPDR Russell 1000 ETF	—	—	—	131,432	526,163	227,965	—	294,458
SPDR S&P 500 Growth ETF	3,652,975	—	—	6,452,641	26,035,843	4,526,393	—	6,003,901
SPDR S&P 500 Value ETF	—	—	—	—	13,264,635	—	—	—
SPDR Russell Small Cap Completeness ETF	—	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	1,189,015	3,258,647	—	—	956,837
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	2,152,440	4,620,622	597,565	—	12,857,077
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	—	—
SPDR Global Dow ETF	—	282,717	—	12,535,918	9,895,403	1,919,341	—	8,723,646
SPDR Dow Jones REIT ETF	—	—	—	1,122,565	192,486,170	41,263,965	—	89,723,031
SPDR S&P Bank ETF	—	—	435,385	118,852,502	300,189,040	58,102,723	156,651,708	194,199,115
SPDR S&P Capital Markets ETF	—	—	9,042,847	23,772,407	28,551,883	3,599,019	2,360,022	20,492,263
SPDR S&P Insurance ETF	—	—	514,950	1,401,569	15,750,318	2,228,942	9,226,697	15,634,815
SPDR S&P Mortgage Finance ETF	—	—	—	—	—	4,121	527,740	249,372
SPDR S&P Regional Banking ETF	—	—	—	24,075,194	150,464,974	69,415,296	15,942,845	133,257,439
SPDR Morgan Stanley Technology ETF	3,784,746	2,360,832	745,443	2,659,957	20,984,667	—	—	3,732,916
SPDR S&P Dividend ETF	—	—	—	—	—	—	—	—
SPDR S&P Aerospace & Defense ETF	—	—	—	—	—	—	—	—
SPDR S&P Biotech ETF	—	2,145,212	733,614	24,363,945	73,086,286	31,726,818	40,474,058	65,284,410
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	—	4,745,039	8,203,751	24,813,335	116,404,014	6,579,404	82,031,559	53,940,374
SPDR S&P Metals & Mining ETF	—	104,652	—	49,841,508	215,129,022	37,272,818	145,972,858	211,956,930
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	—	1,830,538	54,465,863	10,490,714	16,428,013	15,470,758

339

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

							Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR S&P Oil & Gas Exploration & Production ETF	$—	$—	$—	$11,779,459	$112,377,725	$24,606,261	$106,918,018	$69,290,395
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—	—
SPDR S&P Retail ETF	—	—	1,022,978	250,690	32,271,270	5,453,137	53,354,784	15,839,672
SPDR S&P Semiconductor ETF	—	1,832,423	—	12,113,199	5,691,659	1,965,596	13,397,381	5,714,811
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	—	872,390	566,204
SPDR S&P Transportation ETF	—	—	—	—	—	—	473,792	176,227
SPDR S&P 1500 Momentum Tilt ETF	—	—	—	—	—	—	119,655	—
SPDR S&P 1500 Value Tilt ETF	—	—	—	—	—	—	—	—
SPDR Russell 1000 Low Volatility ETF	—	—	—	—	—	—	—	—
SPDR Russell 2000 Low Volatility ETF	—	—	—	—	—	—	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—	—	—	18,976	173,528	5,554,652	1,960,578

During the tax year ended June 30, 2013, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Russell 3000 ETF	$859,390	$—
SPDR Russell 1000 ETF	—	—
SPDR S&P 500 Growth ETF	3,357,674	309,686
SPDR S&P 500 Value ETF	99,084	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	969,502	—
SPDR S&P 400 Mid Cap Value ETF	1,571,332	—
SPDR S&P 600 Small Cap ETF	510,725	—
SPDR S&P 600 Small Cap Growth ETF	1,052,241	—
SPDR S&P 600 Small Cap Value ETF	5,796,445	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Mortgage Finance ETF	286,322	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	7,681,440	8,746,932
SPDR S&P Dividend ETF	32,190,157	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—

340

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Amount Utilized	Amount Expired

SPDR S&P Oil & Gas Exploration & Production ETF	$—	$—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	129,605	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Russell 3000 ETF	$—	$—
SPDR Russell 1000 ETF	—	—
SPDR S&P 500 Growth ETF	—	—
SPDR S&P 500 Value ETF	(1,271,112)	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Mortgage Finance ETF	—	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	—
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	(239,671)	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—

341

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P Metals & Mining ETF	$—	$—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

For the year ended June 30, 2013, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2013 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR Russell 3000 ETF	$9,115,269	$—	$—
SPDR Russell 1000 ETF	898,241	—	—
SPDR S&P 500 Growth ETF	4,147,006	—	—
SPDR S&P 500 Value ETF	3,121,300	—	—
SPDR Russell Small Cap Completeness ETF	1,688,407	281,171	—
SPDR S&P 400 Mid Cap Growth ETF	839,670	—	—
SPDR S&P 400 Mid Cap Value ETF	644,299	—	—
SPDR S&P 600 Small Cap ETF	3,759,285	—	—
SPDR S&P 600 Small Cap Growth ETF	2,214,821	—	—
SPDR S&P 600 Small Cap Value ETF	2,507,819	—	—
SPDR Global Dow ETF	2,254,743	—	—
SPDR Dow Jones REIT ETF	62,107,106	—	—
SPDR S&P Bank ETF	39,477,498	—	—
SPDR S&P Capital Markets ETF	1,365,193	—	—
SPDR S&P Insurance ETF	4,066,305	—	—
SPDR S&P Mortgage Finance ETF	120,472	—	—
SPDR S&P Regional Banking ETF	26,435,470	—	—
SPDR Morgan Stanley Technology ETF	1,796,054	—	—
SPDR S&P Dividend ETF	304,424,904	—	—
SPDR S&P Aerospace & Defense ETF	342,010	—	—
SPDR S&P Biotech ETF	2,102,827	—	—
SPDR S&P Health Care Equipment ETF	288,188	92,632	—

342

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P Health Care Services ETF	$544,978	$—	$—
SPDR S&P Homebuilders ETF	13,639,867	—	—
SPDR S&P Metals & Mining ETF	12,248,323	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	2,235,886	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	12,594,981	—	—
SPDR S&P Pharmaceuticals ETF	7,519,001	—	—
SPDR S&P Retail ETF	11,724,827	—	—
SPDR S&P Semiconductor ETF	317,050	—	—
SPDR S&P Software & Services ETF	457,933	—	—
SPDR S&P Telecom ETF	122,407	—	—
SPDR S&P Transportation ETF	169,421	—	—
SPDR S&P 1500 Momentum Tilt ETF	104,032	—	—
SPDR S&P 1500 Value Tilt ETF	93,054	—	—
SPDR Russell 1000 Low Volatility ETF	71,915	—	—
SPDR Russell 2000 Low Volatility ETF	77,560	—	—
SPDR Wells Fargo Preferred Stock ETF	21,324,457	—	—

The tax character of distributions paid during the year ended June 30, 2012 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR Russell 3000 ETF	$4,394,238	$—	$—
SPDR Russell 1000 ETF	729,312	—	—
SPDR S&P 500 Growth ETF	3,532,003	—	—
SPDR S&P 500 Value ETF	3,345,581	—	—
SPDR Russell Small Cap Completeness ETF	931,681	—	—
SPDR S&P 400 Mid Cap Growth ETF	452,506	—	—
SPDR S&P 400 Mid Cap Value ETF	441,443	—	—
SPDR S&P 600 Small Cap ETF	1,491,547	—	—
SPDR S&P 600 Small Cap Growth ETF	1,421,931	—	—
SPDR S&P 600 Small Cap Value ETF	1,915,201	—	—
SPDR Global Dow ETF	2,227,067	—	—
SPDR Dow Jones REIT ETF	51,476,711	—	—
SPDR S&P Bank ETF	24,865,506	—	—
SPDR S&P Capital Markets ETF	860,313	—	—
SPDR S&P Insurance ETF	2,097,855	—	—
SPDR S&P Mortgage Finance ETF	74,216	—	—
SPDR S&P Regional Banking ETF	14,745,467	—	—
SPDR Morgan Stanley Technology ETF	1,408,564	—	—
SPDR S&P Dividend ETF	269,726,465	—	—
SPDR S&P Aerospace & Defense ETF	100,392	—	—
SPDR S&P Biotech ETF	—	—	—
SPDR S&P Health Care Equipment ETF	109,630	—	—

343

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P Health Care Services ETF	$24,282	$—	$—
SPDR S&P Homebuilders ETF	13,716,137	—	—
SPDR S&P Metals & Mining ETF	8,231,843	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	1,325,420	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	7,389,791	—	—
SPDR S&P Pharmaceuticals ETF	2,797,862	419,092	—
SPDR S&P Retail ETF	7,667,018	—	—
SPDR S&P Semiconductor ETF	460,261	—	—
SPDR S&P Software & Services ETF	37,786	—	—
SPDR S&P Telecom ETF	56,064	—	—
SPDR S&P Transportation ETF	58,282	—	—
SPDR Wells Fargo Preferred Stock ETF	10,454,723	—	—

For the year ended June 30, 2013, there were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, in-kind transactions, the cumulative return of capital payments from REITs and the deferral of post-October losses and dividends payable.

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR Russell 3000 ETF	$2,413,417	$—	$84,286,679
SPDR Russell 1000 ETF	197,412	—	6,569,713
SPDR S&P 500 Growth ETF	1,101,811	—	67,040,544
SPDR S&P 500 Value ETF	893,161	—	14,202,699
SPDR Russell Small Cap Completeness ETF	1,056,292	490,740	20,425,003
SPDR S&P 400 Mid Cap Growth ETF	240,076	—	11,355,793
SPDR S&P 400 Mid Cap Value ETF	189,396	—	4,185,465
SPDR S&P 600 Small Cap ETF	3,121,956	1,830,929	46,480,126
SPDR S&P 600 Small Cap Growth ETF	300,975	—	39,727,577
SPDR S&P 600 Small Cap Value ETF	604,426	432,923	17,775,784
SPDR Global Dow ETF	1,132,813	—	(4,152,115)
SPDR Dow Jones REIT ETF	6,027,110	—	243,589,599
SPDR S&P Bank ETF	8,649,424	—	266,907,294
SPDR S&P Capital Markets ETF	400,800	—	(792,237)
SPDR S&P Insurance ETF	1,075,674	—	3,699,246
SPDR S&P Mortgage Finance ETF	30,185	—	1,348,678
SPDR S&P Regional Banking ETF	7,004,223	—	111,114,603
SPDR Morgan Stanley Technology ETF	811,370	—	9,251,497
SPDR S&P Dividend ETF	148,813,038	5,953,563	2,103,463,085
SPDR S&P Aerospace & Defense ETF	193,099	22,614	3,771,664
SPDR S&P Biotech ETF	17,403	—	37,472,186

344

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR S&P Health Care Equipment ETF	$—	$—	$1,914,035
SPDR S&P Health Care Services ETF	181,075	—	3,944,474
SPDR S&P Homebuilders ETF	1,611,440	—	149,287,359
SPDR S&P Metals & Mining ETF	2,722,540	—	(382,548,360)
SPDR S&P Oil & Gas Equipment & Services ETF	464,459	—	(15,657,060)
SPDR S&P Oil & Gas Exploration & Production ETF	846,101	—	(160,478,103)
SPDR S&P Pharmaceuticals ETF	1,767,039	—	69,125,206
SPDR S&P Retail ETF	3,217,120	—	(40,710,088)
SPDR S&P Semiconductor ETF	80,326	—	(775,405)
SPDR S&P Software & Services ETF	222,300	—	2,023,537
SPDR S&P Telecom ETF	—	—	(167,829)
SPDR S&P Transportation ETF	45,830	—	4,603,180
SPDR S&P 1500 Momentum Tilt ETF	34,874	—	1,061,809
SPDR S&P 1500 Value Tilt ETF	156,667	172	909,978
SPDR Russell 1000 Low Volatility ETF	91,594	—	117,415
SPDR Russell 2000 Low Volatility ETF	147,431	—	185,346
SPDR Wells Fargo Preferred Stock ETF	7,912,956	—	(11,335,046)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Russell 3000 ETF	0.20	%*
SPDR Russell 1000 ETF	0.20	*
SPDR S&P 500 Growth ETF	0.20
SPDR S&P 500 Value ETF	0.20
SPDR Russell Small Cap Completeness ETF	0.25	*
SPDR S&P 400 Mid Cap Growth ETF	0.25
SPDR S&P 400 Mid Cap Value ETF	0.25
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25

345

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Annual Rate

SPDR Global Dow ETF	0.50%
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Mortgage Finance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Momentum Tilt ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.35
SPDR Russell 1000 Low Volatility ETF	0.20
SPDR Russell 2000 Low Volatility ETF	0.25
SPDR Wells Fargo Preferred Stock ETF	0.45

*	Effective July 9, 2013, the annual fee paid by the SPDR Russell 3000 ETF, SPDR Russell 1000 ETF and SPDR Russell Small Cap Completeness ETF to the Adviser was reduced to 0.10%.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the Fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement). In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

346

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

For the year ended June 30, 2013, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Russell 3000 ETF	$15,539
SPDR Russell 1000 ETF	1,860
SPDR S&P 500 Growth ETF	2,836
SPDR S&P 500 Value ETF	2,988
SPDR Russell Small Cap Completeness ETF	9,568
SPDR S&P 400 Mid Cap Growth ETF	5,248
SPDR S&P 400 Mid Cap Value ETF	3,430
SPDR S&P 600 Small Cap ETF	44,079
SPDR S&P 600 Small Cap Growth ETF	47,037
SPDR S&P 600 Small Cap Value ETF	13,407
SPDR Global Dow ETF	9,786
SPDR Dow Jones REIT ETF	33,058
SPDR S&P Bank ETF	46,349
SPDR S&P Capital Markets ETF	5,557
SPDR S&P Insurance ETF	2,168
SPDR S&P Mortgage Finance ETF	458
SPDR S&P Regional Banking ETF	50,374
SPDR Morgan Stanley Technology ETF	16,423
SPDR S&P Dividend ETF	771,304
SPDR S&P Aerospace & Defense ETF	1,742
SPDR S&P Biotech ETF	623,787
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	1,460
SPDR S&P Homebuilders ETF	166,258
SPDR S&P Metals & Mining ETF	202,030
SPDR S&P Oil & Gas Equipment & Services ETF	140,513
SPDR S&P Oil & Gas Exploration & Production ETF	319,425
SPDR S&P Pharmaceuticals ETF	102,526
SPDR S&P Retail ETF	246,262
SPDR S&P Semiconductor ETF	7,072
SPDR S&P Software & Services ETF	3,497
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Momentum Tilt ETF	94
SPDR S&P 1500 Value Tilt ETF	72
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR Wells Fargo Preferred Stock ETF	68,585

347

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Russell 3000 ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2013 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at June 30, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 6/30/13	6/30/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	14,451	$645,093	$20,483	346	$21,393	519	14,278	$931,068	$14,112	$52
SPDR Russell 1000 ETF	1,571	70,129	—	—	29,069	527	1,044	68,079	1,334	1,577
SPDR S&P 500 Value ETF	8,598	383,815	177,166	3,226	86,900	1,642	10,182	663,968	9,185	11,831
SPDR S&P Capital Markets ETF	14,765	659,110	3,041,424	58,047	2,122,847	42,834	29,978	1,954,865	23,499	(118,619)
SPDR S&P 1500 Momentum Tilt ETF	—	—	23,850	452	—	—	452	29,475	257	—
SPDR S&P 1500 Value Tilt ETF	—	—	7,790	176	1,936	34	142	9,260	125	431
SPDR Russell 1000 Low Volatility ETF	—	—	122,528	2,076	5,214	89	1,987	129,572	866	10
SPDR Wells Fargo Preferred Stock ETF	—	—	3,731,193	147,693	1,016,400	40,945	106,748	2,668,700	106,594	(21,056)

The Funds listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at June 30, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 6/30/13	6/30/13	Income	Gain/(Loss)

Diebold, Inc.	4,206,077	$155,246,302	$74,359,001	2,509,362	$74,144,708	2,181,393	4,534,046	$152,752,010	$3,671,061	$(890,889)
Pitney Bowes, Inc.	23,671,553	354,363,148	104,355,533	8,244,711	157,131,252	11,365,275	20,550,989	301,688,518	25,604,286	(88,799,339)

348

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 6/30/13	6/30/13	Income	Gain/(Loss)

Ethan Allen Interiors, Inc.	1,034,004	$20,607,700	$64,514,113	2,371,561	$53,071,067	1,900,443	1,505,122	$43,347,514	$1,141,677	$5,566,078
iRobot Corp.	1,221,052	27,046,302	91,659,920	2,821,014	47,222,324	2,275,292	1,766,774	70,264,602	—	(11,273,121)
M/I Homes, Inc.	—	—	95,509,693	3,820,363	26,737,010	1,133,837	2,686,526	61,682,637	—	(561,192)
Select Comfort Corp.	1,815,965	37,989,988	145,434,765	6,254,272	111,742,001	4,696,614	3,373,623	84,542,992	—	(1,991,511)
Trex Co., Inc.	566,172	17,036,115	77,631,256	1,695,205	48,928,505	1,310,161	951,216	45,173,248	—	4,249,980

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$1,035,436	$17,513,558	17,513,558	$15,945,924	15,945,924	$2,603,070	$3,007	$—
SPDR Russell 1000 ETF	51,634	1,815,230	1,815,230	1,644,764	1,644,764	222,100	154	—
SPDR S&P 500 Growth ETF	384,557	8,453,911	8,453,911	7,707,035	7,707,035	1,131,433	703	—
SPDR S&P 500 Value ETF	233,121	6,176,451	6,176,451	5,321,469	5,321,469	1,088,103	478	—
SPDR Russell Small Cap Completeness ETF	105,351	4,832,086	4,832,086	4,469,595	4,469,595	467,842	320	—
SPDR S&P 400 Mid Cap Growth ETF	45,712	4,506,202	4,506,202	4,173,415	4,173,415	378,499	240	—
SPDR S&P 400 Mid Cap Value ETF	50,273	1,982,597	1,982,597	1,783,461	1,783,461	249,409	127	—
SPDR S&P 600 Small Cap ETF	163,838	10,636,161	10,636,161	10,604,704	10,604,704	195,295	707	—
SPDR S&P 600 Small Cap Growth ETF	195,301	9,004,825	9,004,825	9,200,026	9,200,026	100	537	—
SPDR S&P 600 Small Cap Value ETF	184,093	6,149,828	6,149,828	5,880,762	5,880,762	453,159	421	—
SPDR Global Dow ETF	19,187	3,714,313	3,714,313	2,769,349	2,769,349	964,151	150	—
SPDR Dow Jones REIT ETF	4,040,861	121,377,704	121,377,704	102,583,237	102,583,237	22,835,328	4,482	—
SPDR S&P Bank ETF	1,868,819	69,948,642	69,948,642	60,152,062	60,152,062	11,665,399	6,344	—
SPDR S&P Capital Markets ETF	75,427	2,169,483	2,169,483	1,600,414	1,600,414	644,496	162	—
SPDR S&P Insurance ETF	34,077	7,131,880	7,131,880	5,321,271	5,321,271	1,844,686	422	—
SPDR S&P Mortgage Finance ETF	3,673	232,207	232,207	189,897	189,897	45,983	24	—
SPDR S&P Regional Banking ETF	969,167	44,974,629	44,974,629	38,428,560	38,428,560	7,515,236	4,073	—
SPDR Morgan Stanley Technology ETF	182,957	2,836,417	2,836,417	2,070,267	2,070,267	949,107	546	—
SPDR S&P Dividend ETF	13,086,860	475,110,977	475,110,977	408,953,089	408,953,089	79,244,748	40,516	—
SPDR S&P Aerospace & Defense ETF	33,594	1,088,644	1,088,644	1,041,885	1,041,885	80,353	82	—
SPDR S&P Biotech ETF	1,272,065	15,287,929	15,287,929	14,603,004	14,603,004	1,956,990	1,269	—
SPDR S&P Health Care Equipment ETF	52,246	478,779	478,779	491,226	491,226	39,799	114	—
SPDR S&P Health Care Services ETF	18,111	1,278,664	1,278,664	1,213,674	1,213,674	83,101	87	—
SPDR S&P Homebuilders ETF	305,484	24,397,675	24,397,675	21,640,477	21,640,477	3,062,682	4,127	—
SPDR S&P Metals & Mining ETF	740,479	21,132,763	21,132,763	18,360,339	18,360,339	3,512,903	2,467	—

349

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR S&P Oil & Gas Equipment & Services ETF	$510,337	$4,015,566	4,015,566	$3,042,895	3,042,895	$1,483,008	$1,140	$—
SPDR S&P Oil & Gas Exploration & Production ETF	3,382,722	20,618,787	20,618,787	20,438,579	20,438,579	3,562,930	2,686	—
SPDR S&P Pharmaceuticals ETF	60,156	50,853,245	50,853,245	49,177,493	49,177,493	1,735,908	1,382	—
SPDR S&P Retail ETF	100	24,318,101	24,318,101	20,905,250	20,905,250	3,412,951	2,232	—
SPDR S&P Semiconductor ETF	25,945	2,864,708	2,864,708	2,749,827	2,749,827	140,826	116	—
SPDR S&P Software & Services ETF	17,482	874,404	874,404	891,786	891,786	100	78	—
SPDR S&P Telecom ETF	3,970	366,470	366,470	342,637	342,637	27,803	25	—
SPDR S&P Transportation ETF	2,723	585,280	585,280	484,696	484,696	103,307	43	—
SPDR S&P 1500 Momentum Tilt ETF	—	205,928	205,928	119,803	119,803	86,125	23	—
SPDR S&P 1500 Value Tilt ETF	—	153,611	153,611	101,225	101,225	52,386	23	—
SPDR Russell 1000 Low Volatility ETF	—	161,375	161,375	83,359	83,359	78,016	6	—
SPDR Russell 2000 Low Volatility ETF	—	355,024	355,024	276,124	276,124	78,900	13	—
SPDR Wells Fargo Preferred Stock ETF	556,574	125,005,216	125,005,216	117,972,822	117,972,822	7,588,968	2,631	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$25,599,732	$43,862,039	43,862,039	$58,881,127	58,881,127	$10,580,644	$88,029	$—
SPDR Russell 1000 ETF	7,527,062	45,627,066	45,627,066	47,979,103	47,979,103	5,175,025	10,674	—
SPDR S&P 500 Growth ETF	9,781,869	57,870,173	57,870,173	65,327,114	65,327,114	2,324,928	15,464	—
SPDR S&P 500 Value ETF	6,556,293	58,117,794	58,117,794	61,977,889	61,977,889	2,696,198	16,856	—
SPDR Russell Small Cap Completeness ETF	8,890,620	29,180,309	29,180,309	31,342,417	31,342,417	6,728,512	54,134	—
SPDR S&P 400 Mid Cap Growth ETF	8,483,285	38,170,300	38,170,300	40,217,953	40,217,953	6,435,632	29,734	—
SPDR S&P 400 Mid Cap Value ETF	6,057,766	46,145,122	46,145,122	42,005,471	42,005,471	10,197,417	19,459	—
SPDR S&P 600 Small Cap ETF	35,735,740	66,051,903	66,051,903	75,213,388	75,213,388	26,574,255	249,287	—
SPDR S&P 600 Small Cap Growth ETF	22,607,900	67,117,150	67,117,150	67,411,964	67,411,964	22,313,086	259,903	—
SPDR S&P 600 Small Cap Value ETF	19,171,041	43,259,049	43,259,049	51,263,908	51,263,908	11,166,182	75,910	—
SPDR Global Dow ETF	2,968,835	24,808,924	24,808,924	26,071,309	26,071,309	1,706,450	55,035	—
SPDR Dow Jones REIT ETF	133,282,910	711,389,285	711,389,285	776,973,197	776,973,197	67,698,998	187,283	—
SPDR S&P Bank ETF	100,604,882	587,634,705	587,634,705	522,955,298	522,955,298	165,284,289	262,583	—
SPDR S&P Capital Markets ETF	6,047,169	66,716,660	66,716,660	65,448,941	65,448,941	7,314,888	31,483	—
SPDR S&P Insurance ETF	8,166,300	104,132,735	104,132,735	110,227,523	110,227,523	2,071,512	12,280	—
SPDR S&P Mortgage Finance ETF	1,006,471	11,741,979	11,741,979	10,670,469	10,670,469	2,077,981	2,578	—
SPDR S&P Regional Banking ETF	128,355,506	382,563,925	382,563,925	451,071,710	451,071,710	59,847,721	285,387	—
SPDR Morgan Stanley Technology ETF	13,936,861	165,183,171	165,183,171	165,905,044	165,905,044	13,214,988	91,030	—
SPDR S&P Dividend ETF	923,885,678	3,038,992,961	3,038,992,961	3,412,175,638	3,412,175,638	550,703,001	4,320,469	—
SPDR S&P Aerospace & Defense ETF	3,569,434	53,655,799	53,655,799	53,412,252	53,412,252	3,812,981	9,870	—
SPDR S&P Biotech ETF	150,735,091	533,381,063	533,381,063	509,961,256	509,961,256	174,154,898	3,534,670	—
SPDR S&P Health Care Services ETF	2,548,666	47,654,284	47,654,284	40,659,015	40,659,015	9,543,935	8,256	—
SPDR S&P Homebuilders ETF	207,781,566	1,284,933,997	1,284,933,997	1,256,397,688	1,256,397,688	236,317,875	940,462	—
SPDR S&P Metals & Mining ETF	125,083,465	542,028,009	542,028,009	589,238,640	589,238,640	77,872,834	1,124,653	—
SPDR S&P Oil & Gas Equipment & Services ETF	36,495,540	138,582,901	138,582,901	156,524,989	156,524,989	18,553,452	796,215	—
SPDR S&P Oil & Gas Exploration & Production ETF	117,389,967	518,615,258	518,615,258	558,742,630	558,742,630	77,262,595	1,807,373	—
SPDR S&P Pharmaceuticals ETF	43,840,387	174,289,823	174,289,823	199,178,794	199,178,794	18,951,416	580,040	—

350

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income	Gain/(Loss)

SPDR S&P Retail ETF	$79,692,306	$546,523,819	546,523,819	$562,321,866	562,321,866	$63,894,259	$1,390,048	$—
SPDR S&P Semiconductor ETF	7,241,651	69,863,322	69,863,322	72,522,080	72,522,080	4,582,893	29,381	—
SPDR S&P Software & Services ETF	5,109,432	15,208,075	15,208,075	16,292,687	16,292,687	4,024,820	19,846	—
SPDR S&P 1500 Momentum Tilt ETF	—	6,758,586	6,758,586	4,318,275	4,318,275	2,440,311	713	—
SPDR S&P 1500 Value Tilt ETF	—	4,930,429	4,930,429	3,124,531	3,124,531	1,805,898	559	—
SPDR Wells Fargo Preferred Stock ETF	37,501,994	301,639,025	301,639,025	278,071,880	278,071,880	61,069,139	388,657	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$427,327,314	$98,209,861	$13,923,182	$84,286,679
SPDR Russell 1000 ETF	36,394,909	7,475,146	905,433	6,569,713
SPDR S&P 500 Growth ETF	183,695,058	67,537,959	497,415	67,040,544
SPDR S&P 500 Value ETF	145,548,461	19,561,588	5,358,889	14,202,699
SPDR Russell Small Cap Completeness ETF	81,592,007	22,826,607	2,401,604	20,425,003
SPDR S&P 400 Mid Cap Growth ETF	86,414,224	13,514,216	2,158,423	11,355,793
SPDR S&P 400 Mid Cap Value ETF	54,481,097	5,114,688	929,223	4,185,465
SPDR S&P 600 Small Cap ETF	296,897,169	55,182,658	8,702,532	46,480,126
SPDR S&P 600 Small Cap Growth ETF	208,019,686	44,456,198	4,728,621	39,727,577
SPDR S&P 600 Small Cap Value ETF	164,397,162	25,076,631	7,300,847	17,775,784
SPDR Global Dow ETF	94,509,715	11,919,618	16,063,187	(4,143,569)
SPDR Dow Jones REIT ETF	2,022,162,452	284,165,542	40,575,943	243,589,599
SPDR S&P Bank ETF	2,194,344,517	287,351,681	20,444,387	266,907,294
SPDR S&P Capital Markets ETF	76,438,762	3,027,509	3,819,746	(792,237)
SPDR S&P Insurance ETF	318,109,908	7,949,109	4,249,863	3,699,246
SPDR S&P Mortgage Finance ETF	8,245,408	1,354,886	6,208	1,348,678
SPDR S&P Regional Banking ETF	1,723,566,760	123,307,529	12,192,926	111,114,603
SPDR Morgan Stanley Technology ETF	182,632,254	27,550,653	18,299,156	9,251,497
SPDR S&P Dividend ETF	10,440,940,267	2,136,045,294	32,582,209	2,103,463,085
SPDR S&P Aerospace & Defense ETF	15,423,667	3,806,855	35,191	3,771,664

351

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Biotech ETF	$986,854,196	$101,938,121	$64,465,935	$37,472,186
SPDR S&P Health Care Equipment ETF	17,102,264	2,888,550	974,515	1,914,035
SPDR S&P Health Care Services ETF	50,140,741	4,220,339	275,865	3,944,474
SPDR S&P Homebuilders ETF	2,564,121,977	205,858,050	56,570,691	149,287,359
SPDR S&P Metals & Mining ETF	1,073,221,137	1,248,904	383,797,264	(382,548,360)
SPDR S&P Oil & Gas Equipment & Services ETF	294,994,254	15,830,702	31,487,762	(15,657,060)
SPDR S&P Oil & Gas Exploration & Production ETF	1,098,798,956	1,415,198	161,893,301	(160,478,103)
SPDR S&P Pharmaceuticals ETF	422,775,948	74,773,795	5,648,589	69,125,206
SPDR S&P Retail ETF	1,281,010,257	6,633,846	47,343,934	(40,710,088)
SPDR S&P Semiconductor ETF	56,136,607	2,094,866	2,870,271	(775,405)
SPDR S&P Software & Services ETF	16,550,762	2,618,952	595,415	2,023,537
SPDR S&P Telecom ETF	7,468,524	640,239	808,068	(167,829)
SPDR S&P Transportation ETF	41,853,012	5,009,049	405,869	4,603,180
SPDR S&P 1500 Momentum Tilt ETF	11,592,366	1,112,428	50,619	1,061,809
SPDR S&P 1500 Value Tilt ETF	7,955,384	1,008,641	98,663	909,978
SPDR Russell 1000 Low Volatility ETF	9,363,978	262,130	144,715	117,415
SPDR Russell 2000 Low Volatility ETF	8,990,482	372,158	186,812	185,346
SPDR Wells Fargo Preferred Stock ETF	440,073,127	1,444,933	12,779,979	(11,335,046)

6.	Investment Transactions

For the year ended June 30, 2013, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Russell 3000 ETF	$11,647,486	$15,657,772	$5,684,588
SPDR Russell 1000 ETF	—	10,955,714	3,933,228
SPDR S&P 500 Growth ETF	13,557,754	16,094,794	4,744,855
SPDR S&P 500 Value ETF	42,900,764	8,174,406	2,172,293
SPDR Russell Small Cap Completeness ETF	7,277,155	—	—
SPDR S&P 400 Mid Cap Growth ETF	32,527,322	17,905,308	4,181,209
SPDR S&P 400 Mid Cap Value ETF	23,272,618	3,432,243	814,949
SPDR S&P 600 Small Cap ETF	82,182,085	—	—
SPDR S&P 600 Small Cap Growth ETF	54,304,558	12,275,284	2,187,463
SPDR S&P 600 Small Cap Value ETF	28,492,479	12,131,371	2,579,367
SPDR Global Dow ETF	—	15,992,848	566,635
SPDR Dow Jones REIT ETF	394,913,347	246,401,542	71,578,959
SPDR S&P Bank ETF	1,340,198,478	963,912,923	112,868,273
SPDR S&P Capital Markets ETF	95,790,033	56,478,390	1,938,375
SPDR S&P Insurance ETF	509,223,276	333,068,405	42,587,280
SPDR S&P Mortgage Finance ETF	2,547,732	—	—
SPDR S&P Regional Banking ETF	2,760,523,316	2,433,543,192	151,825,088

352

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Morgan Stanley Technology ETF	$3,269,750	$16,891,295	$4,001,849
SPDR S&P Dividend ETF	1,766,959,819	695,647,974	132,742,538
SPDR S&P Aerospace & Defense ETF	—	3,199,711	711,494
SPDR S&P Biotech ETF	1,002,652,364	906,310,685	179,023,190
SPDR S&P Health Care Equipment ETF	3,016,448	8,431,274	1,127,362
SPDR S&P Health Care Services ETF	53,548,229	23,721,417	1,982,158
SPDR S&P Homebuilders ETF	2,859,249,271	2,287,057,414	477,680,399
SPDR S&P Metals & Mining ETF	2,078,108,495	2,079,788,457	46,086,204
SPDR S&P Oil & Gas Equipment & Services ETF	255,851,037	309,037,632	31,052,568
SPDR S&P Oil & Gas Exploration & Production ETF	6,165,913,344	6,281,239,006	135,185,865
SPDR S&P Pharmaceuticals ETF	154,764,602	213,911,577	51,804,604
SPDR S&P Retail ETF	9,033,628,712	8,759,049,517	171,581,451
SPDR S&P Semiconductor ETF	235,579,078	232,996,884	7,833,019
SPDR S&P Software & Services ETF	—	6,403,838	1,145,861
SPDR S&P Telecom ETF	2,439,091	—	—
SPDR S&P Transportation ETF	33,880,904	5,693,491	1,296,736
SPDR S&P 1500 Momentum Tilt ETF	9,226,220	—	—
SPDR S&P 1500 Value Tilt ETF	5,983,946	—	—
SPDR Russell 1000 Low Volatility ETF	9,218,130	—	—
SPDR Russell 2000 Low Volatility ETF	8,969,912	—	—
SPDR Wells Fargo Preferred Stock ETF	205,951,315	80,409,178	3,879,771

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the year ended June 30, 2013, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Russell 3000 ETF	$8,410,827	$5,288,705
SPDR Russell 1000 ETF	2,451,465	2,376,702
SPDR S&P 500 Growth ETF	60,802,368	60,385,419
SPDR S&P 500 Value ETF	36,090,147	36,037,455
SPDR Russell Small Cap Completeness ETF	23,676,135	23,668,828
SPDR S&P 400 Mid Cap Growth ETF	31,375,988	30,093,839
SPDR S&P 400 Mid Cap Value ETF	10,356,225	10,187,223
SPDR S&P 600 Small Cap ETF	28,338,888	26,762,879
SPDR S&P 600 Small Cap Growth ETF	81,673,280	80,368,286
SPDR S&P 600 Small Cap Value ETF	56,404,847	55,663,332
SPDR Global Dow ETF	11,857,092	12,506,480
SPDR Dow Jones REIT ETF	149,394,832	147,189,115
SPDR S&P Bank ETF	489,460,251	493,260,736
SPDR S&P Capital Markets ETF	21,857,664	22,120,643

353

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Purchases	Sales

SPDR S&P Insurance ETF	$53,099,180	$54,235,762
SPDR S&P Mortgage Finance ETF	1,874,881	1,894,431
SPDR S&P Regional Banking ETF	382,408,239	382,947,053
SPDR Morgan Stanley Technology ETF	46,372,254	46,443,084
SPDR S&P Dividend ETF	4,433,936,233	4,426,242,593
SPDR S&P Aerospace & Defense ETF	4,967,463	5,059,225
SPDR S&P Biotech ETF	433,936,862	434,431,995
SPDR S&P Health Care Equipment ETF	6,550,946	6,832,142
SPDR S&P Health Care Services ETF	9,299,974	9,240,600
SPDR S&P Homebuilders ETF	794,574,621	793,928,152
SPDR S&P Metals & Mining ETF	286,803,891	287,977,978
SPDR S&P Oil & Gas Equipment & Services ETF	89,140,822	89,629,401
SPDR S&P Oil & Gas Exploration & Production ETF	324,315,153	322,280,993
SPDR S&P Pharmaceuticals ETF	189,721,392	173,087,964
SPDR S&P Retail ETF	236,654,515	237,935,616
SPDR S&P Semiconductor ETF	17,248,395	16,313,489
SPDR S&P Software & Services ETF	5,621,726	5,886,888
SPDR S&P Telecom ETF	2,019,056	2,103,173
SPDR S&P Transportation ETF	8,773,487	8,830,658
SPDR S&P 1500 Momentum Tilt ETF	2,836,453	2,859,704
SPDR S&P 1500 Value Tilt ETF	754,747	751,539
SPDR Russell 1000 Low Volatility ETF	2,344,571	2,314,476
SPDR Russell 2000 Low Volatility ETF	2,166,118	2,300,198
SPDR Wells Fargo Preferred Stock ETF	222,048,556	223,325,276

For the year ended June 30, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however,

354

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2013 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

9. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They are also intended to improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 is intended to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. As described above, ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

355

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Russell 3000® ETF (formerly, SPDR Dow Jones Total Market ETF), SPDR Russell 1000® ETF (formerly, Dow Jones Large Cap ETF), SPDR S&P 500® Growth ETF, SPDR S&P 500 Value ETF, SPDR Russell Small Cap Completeness ETF (formerly, SPDR Dow Jones Mid Cap ETF), SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Mortgage Finance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR Russell 1000 Low Volatility ETF, SPDR Russell 2000 Low Volatility ETF, and SPDR Wells Fargo® Preferred Stock ETF (collectively, the “Funds”) (thirty-eight of the portfolios constituting SPDR® Series Trust) as of June 30, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2013, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 29, 2013

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2013 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Actual	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR Russell 3000 ETF	0.20%	$1,000	$1,139.70	$1.06
SPDR Russell 1000 ETF	0.20	1,000	1,137.40	1.06
SPDR S&P 500 Growth ETF	0.20	1,000	1,119.20	1.05
SPDR S&P 500 Value ETF	0.20	1,000	1,155.70	1.07
SPDR Russell Small Cap Completeness ETF	0.25	1,000	1,153.80	1.34
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,131.00	1.32
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	1,158.00	1.34
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,161.10	1.07
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,156.80	1.34
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,164.50	1.34
SPDR Global Dow ETF	0.50	1,000	1,070.30	2.57
SPDR Dow Jones REIT ETF	0.25	1,000	1,054.70	1.27
SPDR S&P Bank ETF	0.35	1,000	1,213.60	1.92
SPDR S&P Capital Markets ETF	0.35	1,000	1,185.40	1.90

357

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Actual	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR S&P Insurance ETF	0.35%	$1,000	$1,237.00	$1.94
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,173.00	1.89
SPDR S&P Regional Banking ETF	0.35	1,000	1,218.90	1.93
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,093.30	2.60
SPDR S&P Dividend ETF	0.35	1,000	1,155.90	1.87
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,207.60	1.92
SPDR S&P Biotech ETF	0.35	1,000	1,187.30	1.90
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,129.10	1.85
SPDR S&P Health Care Services ETF	0.35	1,000	1,221.30	1.93
SPDR S&P Homebuilders ETF	0.35	1,000	1,109.10	1.83
SPDR S&P Metals & Mining ETF	0.35	1,000	741.10	1.51
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,133.90	1.85
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,083.70	1.81
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,263.50	1.96
SPDR S&P Retail ETF	0.35	1,000	1,232.10	1.94
SPDR S&P Semiconductor ETF	0.35	1,000	1,185.50	1.90
SPDR S&P Software & Services ETF	0.35	1,000	1,167.10	1.88
SPDR S&P Telecom ETF	0.35	1,000	1,071.50	1.80
SPDR S&P Transportation ETF	0.35	1,000	1,234.80	1.94
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,132.40	1.85
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,162.20	1.88
SPDR Russell 1000 Low Volatility ETF**	0.20	1,000	1,007.80	0.72
SPDR Russell 2000 Low Volatility ETF**	0.25	1,000	1,004.40	0.90
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	995.80	2.23
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Hypothetical	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR Russell 3000 ETF	0.20%	$1,000	$1,023.81	$1.00
SPDR Russell 1000 ETF	0.20	1,000	1,023.81	1.00
SPDR S&P 500 Growth ETF	0.20	1,000	1,023.81	1.00
SPDR S&P 500 Value ETF	0.20	1,000	1,023.81	1.00
SPDR Russell Small Cap Completeness ETF	0.25	1,000	1,023.56	1.25
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,023.56	1.25
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	1,023.56	1.25
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,023.81	1.00
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,023.56	1.25
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,023.56	1.25
SPDR Global Dow ETF	0.50	1,000	1,022.32	2.51
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.56	1.25

358

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/13 to
Hypothetical	Expense Ratio	1/1/13	6/30/13	6/30/13

SPDR S&P Bank ETF	0.35%	$1,000	$1,023.06	$1.76
SPDR S&P Capital Markets ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Insurance ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.06	1.76
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,022.32	2.51
SPDR S&P Dividend ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Biotech ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Health Care Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Retail ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Software & Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Telecom ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Transportation ETF	0.35	1,000	1,023.06	1.76
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,023.06	1.76
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,023.06	1.76
SPDR Russell 1000 Low Volatility ETF**	0.20	1,000	1,023.81	1.00
SPDR Russell 2000 Low Volatility ETF**	0.25	1,000	1,023.56	1.25
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.57	2.26

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 2/20/13. Hypothetical period is from 1/1/13.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2013.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Russell 3000 ETF	96.94%
SPDR Russell 1000 ETF	75.07
SPDR S&P 500 Growth ETF	97.68

359

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

Percentage

SPDR S&P 500 Value ETF	89.02%
SPDR Russell Small Cap Completeness ETF	43.35
SPDR S&P 400 Mid Cap Growth ETF	71.15
SPDR S&P 400 Mid Cap Value ETF	60.46
SPDR S&P 600 Small Cap ETF	47.32
SPDR S&P 600 Small Cap Growth ETF	72.53
SPDR S&P 600 Small Cap Value ETF	85.67
SPDR Global Dow ETF	36.62
SPDR Dow Jones REIT ETF	0.00
SPDR S&P Bank ETF	98.80
SPDR S&P Capital Markets ETF	63.17
SPDR S&P Insurance ETF	69.02
SPDR S&P Mortgage Finance ETF	60.48
SPDR S&P Regional Banking ETF	98.50
SPDR Morgan Stanley Technology ETF	89.74
SPDR S&P Dividend ETF	70.61
SPDR S&P Aerospace & Defense ETF	48.26
SPDR S&P Biotech ETF	29.25
SPDR S&P Health Care Equipment ETF	73.94
SPDR S&P Health Care Services ETF	21.73
SPDR S&P Homebuilders ETF	100.00
SPDR S&P Metals & Mining ETF	93.14
SPDR S&P Oil & Gas Equipment & Services ETF	70.89
SPDR S&P Oil & Gas Exploration & Production ETF	69.39
SPDR S&P Pharmaceuticals ETF	45.21
SPDR S&P Retail ETF	72.04
SPDR S&P Semiconductor ETF	83.17
SPDR S&P Software & Services ETF	25.03
SPDR S&P Telecom ETF	100.00
SPDR S&P Transportation ETF	100.00
SPDR S&P 1500 Momentum Tilt ETF	98.41
SPDR S&P 1500 Value Tilt ETF	43.66
SPDR Russell 1000 Low Volatility ETF	56.22
SPDR Russell 2000 Low Volatility ETF	32.79
SPDR Wells Fargo Preferred Stock ETF	11.12

360

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2013, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR Russell 3000 ETF	$9,494,373
SPDR Russell 1000 ETF	688,653
SPDR S&P 500 Growth ETF	4,247,380
SPDR S&P 500 Value ETF	2,704,273
SPDR Russell Small Cap Completeness ETF	1,006,321
SPDR S&P 400 Mid Cap Growth ETF	534,624
SPDR S&P 400 Mid Cap Value ETF	365,448
SPDR S&P 600 Small Cap ETF	2,789,913
SPDR S&P 600 Small Cap Growth ETF	1,490,757
SPDR S&P 600 Small Cap Value ETF	2,087,175
SPDR Global Dow ETF	2,268,725
SPDR S&P Bank ETF	36,421,667
SPDR S&P Capital Markets ETF	729,238
SPDR S&P Insurance ETF	3,580,673
SPDR S&P Mortgage Finance ETF	125,824
SPDR S&P Regional Banking ETF	25,908,847
SPDR Morgan Stanley Technology ETF	2,149,433
SPDR S&P Dividend ETF	268,708,169
SPDR S&P Aerospace & Defense ETF	170,897
SPDR S&P Biotech ETF	488,028
SPDR S&P Health Care Equipment ETF	140,253
SPDR S&P Health Care Services ETF	130,384
SPDR S&P Homebuilders ETF	16,748,654
SPDR S&P Metals & Mining ETF	10,589,503
SPDR S&P Oil & Gas Equipment & Services ETF	1,945,021
SPDR S&P Oil & Gas Exploration & Production ETF	6,689,226
SPDR S&P Pharmaceuticals ETF	8,169,614
SPDR S&P Retail ETF	7,661,334
SPDR S&P Semiconductor ETF	239,994
SPDR S&P Software & Services ETF	143,742
SPDR S&P Telecom ETF	127,625
SPDR S&P Transportation ETF	239,582
SPDR S&P 1500 Momentum Tilt ETF	95,894
SPDR S&P 1500 Value Tilt ETF	94,844
SPDR Russell 1000 Low Volatility ETF	59,871
SPDR Russell 2000 Low Volatility ETF	53,164
SPDR Wells Fargo Preferred Stock ETF	7,668,297

361

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

Qualified Interest Income

The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2013, as qualified interest income. These amounts are noted below:

Amount

SPDR Wells Fargo Preferred Stock ETF	$9,056,473

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2013:

Amount

SPDR Russell Small Cap Completeness ETF	$281,171
SPDR S&P 400 Mid Cap Value ETF	242,112
SPDR S&P 600 Small Cap Value ETF	1,709,744
SPDR S&P Dividend ETF	26,938,522
SPDR S&P Aerospace & Defense ETF	111,745
SPDR S&P Health Care Equipment ETF	108,960
SPDR S&P Software & Services ETF	149,158

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2013, the total amount of foreign taxes that will be passed through are:

Amount

SPDR Global Dow ETF	$113,251

The amount of foreign source income earned on the following Funds during the year ended June 30, 2013 were as follows:

Amount

SPDR Global Dow ETF	$1,987,680

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed

362

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to June 30, 2013, the Board of Trustees of the Trust (the “Board”) evaluated various proposals related to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) with respect to SPDR Russell 1000 Low Volatility ETF and SPDR Russell 2000 Low Volatility ETF, each a new equity series of the Trust (each a “New ETF”), which commenced operations during the most recent fiscal half-year period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETFs, in accordance with each New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of each New ETF, as an exchange-traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the New ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing equity ETFs.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETFs’ assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale had been taken into consideration for the New ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the New Funds from inception. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking equity indexes, as applicable. The Board reviewed the universe of similar ETFs for each New ETF based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratio for the New ETFs. The Board used a fund-by-fund analysis of the data.

363

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

The Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the Adviser’s fee for each New ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the relatively low fee structure of the Trust.

364

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Date of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Trustees
Independent Trustees

FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	170	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	170	Penson Worldwide Inc. (Director) (retired in March 2013); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired; Managing Director, Columbia Management Group, Bank of America (1984-2005).	170	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	170	Affiliated Managers Group, Inc. (Director); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009)	170	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

365

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Date of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Interested Trustee
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSgA Funds Management, Inc. (2005-present); President, SSgA Funds Management, Inc. (2005-2012); Senior Managing Director, State Street Global Advisors (2006-present); Principal State Street Global Advisors (2006-present).	201	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

366

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
And Date Of Birth	with Funds	Time Served	5 Years

Officers
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).

CHRISTOPHER A. MADDEN** State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

DANIO MASTROPIERI** State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Assistant Secretary	Term: Unlimited Served: since August 2013	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2007-2013).*

MARK E. TUTTLE State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1970	Assistant Secretary	Term: Unlimited Served: since August 2007	Vice President and Counsel, State Street Bank and Trust Company (2007-present)*; Assistant Counsel, BISYS Group, Inc. (2005-2007)* (a financial services company).

CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Bank and Trust Company (2001-present).*

367

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2013 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
And Date Of Birth	with Funds	Time Served	5 Years

MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*

LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

JACQUELINE ANGELL State Street Bank and Trust Company 20 Churchill Place London, UK E14 5HJ 1974	Chief Compliance Officer	Term: Unlimited Served: since February 2011	Head of UK Compliance, State Street Bank and Trust Company (July 2012-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-2012); Director of Investment Adviser Oversight, Fidelity Investments (2006-2008).

*	Served in various capacities and/or with various affiliated companies during noted time period.
**	The Officers Table is reflective of information as of August 21, 2013.

368

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SDPR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for

SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann Carpenter, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Mark E. Tuttle, Assistant Secretary
Danio Mastropieri, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors State Street Financial Center One Lincoln Street Boston, MA 02111 ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product. _SPDR_ is a registered trademark of Standard & Poor Financial Services LLC (_S&P_) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors_ rights are described in the prospectus for the applicable product. Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, all unit investment trusts, and Select Sector SPDRs. ALPS Distributors, Inc. is not affiliated with State Street Global Markets, LLC. Before investing, consider the fund_s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully. IBG-9438 For more complete information, please call 866.787.2257 or visit www.spdrs.com today SPDREQTYAR

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
(2) Bonny Eugenia Boatman, Dwight D. Churchill, David M. Kelly, Frank Nesvet and Carl G. Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending June 30, 2013 and June 30, 2012, the aggregate audit fees billed for professional services rendered by the principal accountant were $877,172 and $744,978, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the year for each series of the registrant and routine regulatory filings (one for each SEC registrant). The amount provided for the 2013 aggregate audit fees is an estimate provided by the principal accountant.
(b) Audit-Related Fees.
For the fiscal years ending June 30, 2013 and June 30, 2012, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending June 30, 2013 and June 30, 2012, the aggregate tax fees billed for professional services rendered by the principal accountant were $616,284 and $536,740, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant. The amount provided for the 2013 aggregate tax fees is an estimate provided by the principal accountant.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2013 and June 30, 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the registrant to render audit or non-audit services, either:
a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the registrant other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the registrant constitutes not more than 5 percent of the total amount of revenues paid by the registrant to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the registrant. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the registrant and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2013	FY 2012
	(in millions)	(in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.9	$7.4
Tax Fees	3.9	6.0
All Other Fees	3.6	1.5

(1)	Information is for the calendar year 2012 and 2011, respectively.

(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.
(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Eugenia Boatman, Dwight D. Churchill, David M. Kelly, Frank Nesvet and Carl G. Verboncoeur.
Item 6. Schedule of Investments.
A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2013

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	September 6, 2013